EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (7.1%)
Invesco DB Gold Fund*‡	92,800	$4,345,518
Invesco DB Precious Metals Fund*‡	146,790	6,300,520
Invesco DB Silver Fund*‡	103,180	2,661,735
iShares Gold Trust*	417,500	13,163,775

Total Commodity		26,471,548

Equity (3.4%)
iShares China Large-Cap ETF(x)	59,385	1,535,696
iShares International Developed Property ETF‡	125,310	3,110,858
iShares MSCI EAFE Small-Cap ETF(x)	102,970	5,022,877
SPDR S&P Emerging Asia Pacific ETF(x)	13,450	1,205,524
SPDR S&P Emerging Markets SmallCap ETF(x)	42,045	1,915,570

Total Equity		12,790,525

Fixed Income (1.9%)
iShares JP Morgan USD Emerging Markets Bond ETF(x)	89,060	7,071,364

Total Exchange Traded Funds (12.4%) (Cost $44,348,725)		46,333,437

INVESTMENT COMPANIES:
Alternatives (13.9%)
1290 VT Convertible Securities Portfolio‡	1,327,497	10,778,977
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,752,948	20,490,057
1290 VT Natural Resources Portfolio‡	826,227	7,144,403
1290 VT Real Estate Portfolio‡	2,643,993	13,510,194

Total Alternatives		51,923,631

Equity (52.5%)
1290 VT Equity Income Portfolio‡	1,882,518	8,627,545
1290 VT GAMCO Small Company Value Portfolio‡	409,699	23,761,635
1290 VT SmartBeta Equity ESG Portfolio‡	628,669	8,836,268
EQ/AB Small Cap Growth Portfolio*‡	1,805,206	25,660,931
EQ/Emerging Markets Equity PLUS Portfolio‡	915,853	7,231,016
EQ/International Equity Index Portfolio‡	1,157,049	9,178,178
EQ/Invesco Comstock Portfolio‡	836,082	15,996,405
EQ/Janus Enterprise Portfolio‡	227,663	4,294,881
EQ/JPMorgan Value Opportunities Portfolio‡	849,788	15,109,948
EQ/Loomis Sayles Growth Portfolio*‡	2,238,357	17,848,069
EQ/MFS International Growth Portfolio‡	4,581,411	28,253,628
EQ/T. Rowe Price Growth Stock Portfolio‡	347,394	16,921,285
EQ/Value Equity Portfolio‡	805,498	14,044,236

Total Equity		195,764,025

Fixed Income (21.0%)
1290 Diversified Bond Fund‡	598,191	5,210,242
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,020,639	8,807,210
1290 VT High Yield Bond Portfolio‡	1,402,128	11,770,793
EQ/Core Plus Bond Portfolio‡	5,917,983	20,313,766
EQ/Intermediate Government Bond Portfolio‡	327,408	3,093,198
EQ/PIMCO Global Real Return Portfolio‡	1,732,457	14,039,795
EQ/PIMCO Ultra Short Bond Portfolio‡	794,708	7,700,772
Multimanager Core Bond Portfolio‡	844,160	7,089,195

Total Fixed Income		78,024,971

Total Investment Companies (87.4%) (Cost $386,886,127)		325,712,627

SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	2,000,000	2,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (2.5%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $9,188,628, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $9,370,082.(xx)	$9,186,355	9,186,355

Total Short-Term Investments (3.0%) (Cost $11,186,355)		11,186,355

Total Investments in Securities (102.8%) (Cost $442,421,207)		383,232,419
Other Assets Less Liabilities (-2.8%)		(10,584,755)

Net Assets (100%)		$372,647,664

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $10,959,369. This was collateralized by $9,307 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.750%, maturing 1/31/24 - 5/15/50 and by cash of $11,186,355 which was subsequently invested in an investment company and joint repurchase agreements.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Gold Fund*	92,800	6,963,215	—	(2,244,515)	206,733	(579,915)	4,345,518	—	—
Invesco DB Precious Metals Fund*	146,790	7,194,178	—	—	—	(893,658)	6,300,520	—	—
Invesco DB Silver Fund*	103,180	3,327,906	—	—	—	(666,171)	2,661,735	—	—
Equity
iShares International Developed Property ETF	125,310	4,668,725	—	—	—	(1,557,867)	3,110,858	90,178	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	1,327,497	14,202,549	592,217	(814,401)	(46,025)	(3,155,363)	10,778,977	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,752,948	24,404,288	168,325	(1,701,601)	1,434	(2,382,389)	20,490,057	—	—
1290 VT Natural Resources Portfolio	826,227	8,507,447	64,124	(2,515,372)	(103,597)	1,191,801	7,144,403	—	—
1290 VT Real Estate Portfolio	2,643,993	21,582,233	144,279	(2,197,087)	(179,522)	(5,839,709)	13,510,194	—	—
Equity
1290 VT Equity Income Portfolio	1,882,518	10,403,017	64,122	(705,372)	56,069	(1,190,291)	8,627,545	—	—
1290 VT GAMCO Small Company Value Portfolio	409,699	31,052,222	990,465	(1,745,145)	(21,936)	(6,513,971)	23,761,635	—	—
1290 VT Low Volatility Global Equity Portfolio	—	12,784,387	221	(12,693,944)	2,397,036	(2,487,700)	—	—	—
1290 VT SmartBeta Equity ESG Portfolio(a)	628,669	—	12,772,103	(1,330,096)	(111,510)	(2,494,229)	8,836,268	—	—
EQ/AB Small Cap Growth Portfolio*	1,805,206	39,265,125	1,070,620	(2,326,860)	196	(12,348,150)	25,660,931	—	—
EQ/Emerging Markets Equity PLUS Portfolio	915,853	6,902,790	3,122,140	(523,543)	54	(2,270,425)	7,231,016	—	—
EQ/International Equity Index Portfolio	1,157,049	11,459,681	1,488,171	(639,886)	(3,399)	(3,126,389)	9,178,178	—	—
EQ/Invesco Comstock Portfolio	836,082	20,180,147	152,294	(2,095,258)	291,428	(2,532,206)	15,996,405	—	—
EQ/Janus Enterprise Portfolio	227,663	3,157,838	2,316,031	(116,343)	(43)	(1,062,602)	4,294,881	—	—
EQ/JPMorgan Value Opportunities Portfolio	849,788	17,935,796	160,310	(1,163,430)	15,930	(1,838,658)	15,109,948	—	—
EQ/Loomis Sayles Growth Portfolio*	2,238,357	27,186,320	684,356	(1,337,944)	(68,906)	(8,615,757)	17,848,069	—	—
EQ/MFS International Growth Portfolio	4,581,411	35,550,921	4,014,511	(1,919,659)	(10,797)	(9,381,348)	28,253,628	—	—
EQ/T. Rowe Price Growth Stock Portfolio	347,394	26,965,348	1,684,356	(1,337,944)	(98,360)	(10,292,115)	16,921,285	—	—
EQ/Value Equity Portfolio	805,498	18,491,727	902,294	(1,105,258)	(31,253)	(4,213,274)	14,044,236	—	—
Fixed Income
1290 Diversified Bond Fund	598,191	6,238,920	112,589	—	—	(1,141,267)	5,210,242	112,589	—
1290 VT DoubleLine Opportunistic Bond Portfolio	1,020,639	11,710,119	88,171	(1,439,886)	(71,997)	(1,479,197)	8,807,210	—	—
1290 VT High Yield Bond Portfolio	1,402,128	15,101,999	104,201	(1,506,229)	(73,250)	(1,855,928)	11,770,793	—	—
EQ/Core Plus Bond Portfolio	5,917,983	27,115,626	192,372	(3,086,116)	(271,642)	(3,636,474)	20,313,766	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Intermediate Government Bond Portfolio	327,408	3,632,055	40,077	(290,857)	(8,273)	(279,804)	3,093,198	—	—
EQ/PIMCO Global Real Return Portfolio	1,732,457	20,255,588	722,294	(3,905,258)	(114,278)	(2,918,551)	14,039,795	—	—
EQ/PIMCO Ultra Short Bond Portfolio	794,708	10,464,800	88,171	(2,739,886)	(36,037)	(76,276)	7,700,772	—	—
Multimanager Core Bond Portfolio	844,160	9,927,357	184,669	(1,665,372)	(106,521)	(1,250,938)	7,089,195	141,993	—

Total		456,632,324	31,923,483	(53,147,262)	1,611,534	(94,888,821)	342,131,258	344,760	—

(a)	Formerly known as 1290 VT SmartBeta Equity Portfolio.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$46,333,437	$—	$—	$46,333,437
Investment Companies
Investment Companies	5,210,242	320,502,385	—	325,712,627
Short-Term Investments
Investment Company	2,000,000	—	—	2,000,000
Repurchase Agreement	—	9,186,355	—	9,186,355

Total Assets	$53,543,679	$329,688,740	$—	$383,232,419

Total Liabilities	$—	$—	$—	$—

Total	$53,543,679	$329,688,740	$—	$383,232,419

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,498,417
Aggregate gross unrealized depreciation	(73,493,208)

Net unrealized depreciation	$(65,994,791)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$449,227,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (9.6%)
EQ/2000 Managed Volatility Portfolio‡	3,203,633	$53,389,300
EQ/400 Managed Volatility Portfolio‡	364,630	7,115,972
EQ/500 Managed Volatility Portfolio‡	4,910,773	124,373,129
EQ/International Managed Volatility Portfolio‡	2,813,001	29,938,512

Total Equity		214,816,913

Fixed Income (89.9%)
EQ/Intermediate Government Bond Portfolio‡	213,260,154	2,014,779,177

Total Investments in Securities (99.5%) (Cost $2,346,039,350)		2,229,596,090
Other Assets Less Liabilities (0.5%)		12,046,125

Net Assets (100%)		$2,241,642,215

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	3,203,633	23,081,328	48,694,566	(10,035,246)	(10,946)	(8,340,402)	53,389,300	—	—
EQ/400 Managed Volatility Portfolio	364,630	2,576,932	6,589,457	(1,003,525)	(1,716)	(1,045,176)	7,115,972	—	—
EQ/500 Managed Volatility Portfolio	4,910,773	59,995,410	110,357,501	(24,381,065)	(9,407)	(21,589,310)	124,373,129	—	—
EQ/International Managed Volatility Portfolio	2,813,001	13,356,244	28,836,738	(6,021,147)	(7,068)	(6,226,255)	29,938,512	—	—
Fixed Income
EQ/Intermediate Government Bond Portfolio	213,260,154	833,240,520	1,652,204,357	(370,868,841)	(7,974)	(99,788,885)	2,014,779,177	—	—

Total		932,250,434	1,846,682,619	(412,309,824)	(37,111)	(136,990,028)	2,229,596,090	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,229,596,090	$—	$2,229,596,090

Total Assets	$—	$2,229,596,090	$—	$2,229,596,090

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,229,596,090	$—	$2,229,596,090

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(116,857,779)

Net unrealized depreciation	$(116,857,779)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,346,453,869

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (19.3%)
EQ/2000 Managed Volatility Portfolio‡	1,695,758	$28,260,206
EQ/400 Managed Volatility Portfolio‡	310,343	6,056,521
EQ/500 Managed Volatility Portfolio‡	2,786,400	70,570,016
EQ/International Managed Volatility Portfolio‡	1,558,836	16,590,548

Total Equity		121,477,291

Fixed Income (80.9%)
EQ/AB Short Duration Government Bond Portfolio‡	4,366,376	42,060,517
EQ/Core Bond Index Portfolio‡	21,945,872	198,726,189
EQ/Intermediate Government Bond Portfolio‡	22,847,988	215,856,780
EQ/Long-Term Bond Portfolio‡	7,536,275	52,735,836

Total Fixed Income		509,379,322

Total Investments in Securities (100.2%) (Cost $664,218,607)		630,856,613
Other Assets Less Liabilities (-0.2%)		(1,422,502)

Net Assets (100%)		$629,434,111

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,695,758	39,230,413	7,824,993	(8,978,707)	(310,957)	(9,505,536)	28,260,206	—	—
EQ/400 Managed Volatility Portfolio	310,343	4,764,247	3,522,499	(797,871)	(10,776)	(1,421,578)	6,056,521	—	—
EQ/500 Managed Volatility Portfolio	2,786,400	106,319,567	13,239,982	(24,748,896)	2,203,203	(26,443,840)	70,570,016	—	—
EQ/International Managed Volatility Portfolio	1,558,836	23,431,249	4,073,746	(4,388,289)	18,763	(6,544,921)	16,590,548	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	4,366,376	50,303,124	4,269,990	(11,394,448)	(171,014)	(947,135)	42,060,517	—	—
EQ/Core Bond Index Portfolio	21,945,872	255,567,246	21,933,703	(54,669,045)	(1,636,370)	(22,469,345)	198,726,189	—	—
EQ/Intermediate Government Bond Portfolio	22,847,988	271,273,434	22,767,451	(56,945,851)	(1,026,557)	(20,211,697)	215,856,780	—	—
EQ/Long-Term Bond Portfolio	7,536,275	87,372,484	7,567,481	(18,351,025)	(2,346,681)	(21,506,423)	52,735,836	—	—

Total		838,261,764	85,199,845	(180,274,132)	(3,280,389)	(109,050,475)	630,856,613	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$630,856,613	$—	$630,856,613

Total Assets	$—	$630,856,613	$—	$630,856,613

Total Liabilities	$—	$—	$—	$—

Total	$—	$630,856,613	$—	$630,856,613

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,573,982
Aggregate gross unrealized depreciation	(72,175,739)

Net unrealized depreciation	$(33,601,757)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$664,458,370

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (38.8%)
EQ/2000 Managed Volatility Portfolio‡	6,087,864	$101,455,700
EQ/400 Managed Volatility Portfolio‡	954,883	18,635,094
EQ/500 Managed Volatility Portfolio‡	9,875,816	250,120,722
EQ/International Managed Volatility Portfolio‡	5,500,175	58,537,862

Total Equity		428,749,378

Fixed Income (61.2%)
EQ/AB Short Duration Government Bond Portfolio‡	5,699,953	54,906,631
EQ/Core Bond Index Portfolio‡	27,807,044	251,800,785
EQ/Intermediate Government Bond Portfolio‡	29,084,145	274,772,990
EQ/Long-Term Bond Portfolio‡	13,442,088	94,062,358

Total Fixed Income		675,542,764

Total Investments in Securities (100.0%) (Cost $1,074,752,763)		1,104,292,142
Other Assets Less Liabilities (0.0%)†		399,736

Net Assets (100%)		$1,104,691,878

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	6,087,864	147,336,058	24,028,662	(32,771,427)	(519,664)	(36,617,929)	101,455,700	—	—
EQ/400 Managed Volatility Portfolio	954,883	17,600,625	8,543,965	(2,745,787)	(9,099)	(4,754,610)	18,635,094	—	—
EQ/500 Managed Volatility Portfolio	9,875,816	399,686,125	25,155,168	(84,498,897)	14,209,208	(104,430,882)	250,120,722	—	—
EQ/International Managed Volatility Portfolio	5,500,175	88,866,046	9,552,800	(15,788,277)	30,917	(24,123,624)	58,537,862	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	5,699,953	70,693,912	3,797,844	(18,056,043)	(248,194)	(1,280,888)	54,906,631	—	—
EQ/Core Bond Index Portfolio	27,807,044	343,243,162	18,456,246	(78,320,876)	(2,603,682)	(28,974,065)	251,800,785	—	—
EQ/Intermediate Government Bond Portfolio	29,084,145	365,661,692	19,578,227	(82,593,769)	(1,927,228)	(25,945,932)	274,772,990	—	—
EQ/Long-Term Bond Portfolio	13,442,088	162,369,118	5,683,618	(30,203,661)	(5,386,782)	(38,399,935)	94,062,358	—	—

Total		1,595,456,738	114,796,530	(344,978,737)	3,545,476	(264,527,865)	1,104,292,142	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,104,292,142	$—	$1,104,292,142

Total Assets	$—	$1,104,292,142	$—	$1,104,292,142

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,104,292,142	$—	$1,104,292,142

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,112,809
Aggregate gross unrealized depreciation	(103,704,106)

Net unrealized appreciation	$29,408,703

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,074,883,439

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (49.0%)
EQ/2000 Managed Volatility Portfolio‡	21,502,705	$358,347,669
EQ/400 Managed Volatility Portfolio‡	3,282,415	64,058,256
EQ/500 Managed Volatility Portfolio‡	35,022,403	886,997,978
EQ/International Managed Volatility Portfolio‡	19,391,288	206,379,725

Total Equity		1,515,783,628

Fixed Income (51.1%)
EQ/AB Short Duration Government Bond Portfolio‡	13,173,795	126,900,809
EQ/Core Bond Index Portfolio‡	63,528,005	575,264,372
EQ/Intermediate Government Bond Portfolio‡	66,239,221	625,796,244
EQ/Long-Term Bond Portfolio‡	36,417,063	254,832,043

Total Fixed Income		1,582,793,468

Total Investments in Securities (100.1%) (Cost $2,982,142,574)		3,098,577,096
Other Assets Less Liabilities (-0.1%)		(3,102,342)

Net Assets (100%)		$3,095,474,754

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	21,502,705	508,975,951	63,085,849	(84,579,541)	(781,802)	(128,352,788)	358,347,669	—	—
EQ/400 Managed Volatility Portfolio	3,282,415	58,429,494	28,538,351	(6,997,912)	(31,611)	(15,880,066)	64,058,256	—	—
EQ/500 Managed Volatility Portfolio	35,022,403	1,380,438,589	50,020,446	(227,899,896)	(18,502,757)	(297,058,404)	886,997,978	—	—
EQ/International Managed Volatility Portfolio	19,391,288	307,521,976	22,034,771	(39,188,309)	24,300	(84,013,013)	206,379,725	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	13,173,795	160,931,313	6,965,056	(37,493,737)	(705,856)	(2,795,967)	126,900,809	—	—
EQ/Core Bond Index Portfolio	63,528,005	763,165,646	33,139,258	(150,271,190)	(4,833,858)	(65,935,484)	575,264,372	—	—
EQ/Intermediate Government Bond Portfolio	66,239,221	814,184,071	36,832,268	(162,769,937)	(3,916,145)	(58,534,013)	625,796,244	—	—
EQ/Long-Term Bond Portfolio	36,417,063	422,092,609	6,602,155	(58,782,463)	(11,240,311)	(103,839,947)	254,832,043	—	—

Total		4,415,739,649	247,218,154	(767,982,985)	(39,988,040)	(756,409,682)	3,098,577,096	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,098,577,096	$—	$3,098,577,096

Total Assets	$—	$3,098,577,096	$—	$3,098,577,096

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,098,577,096	$—	$3,098,577,096

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$396,182,688
Aggregate gross unrealized depreciation	(280,457,676)

Net unrealized appreciation	$115,725,012

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,982,852,084

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (59.2%)
EQ/2000 Managed Volatility Portfolio‡	43,672,235	$727,808,142
EQ/400 Managed Volatility Portfolio‡	6,948,444	135,602,968
EQ/500 Managed Volatility Portfolio‡	71,270,329	1,805,034,275
EQ/International Managed Volatility Portfolio‡	39,078,652	415,910,563

Total Equity		3,084,355,948

Fixed Income (40.9%)
EQ/AB Short Duration Government Bond Portfolio‡	17,656,977	170,086,503
EQ/Core Bond Index Portfolio‡	84,344,202	763,761,025
EQ/Intermediate Government Bond Portfolio‡	87,629,163	827,878,109
EQ/Long-Term Bond Portfolio‡	52,738,815	369,045,137

Total Fixed Income		2,130,770,774

Total Investments in Securities (100.1%) (Cost $4,646,585,532)		5,215,126,722
Other Assets Less Liabilities (-0.1%)		(3,573,937)

Net Assets (100%)		$5,211,552,785

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	43,672,235	1,022,967,719	109,412,522	(144,614,506)	(2,971,736)	(256,985,857)	727,808,142	—	—
EQ/400 Managed Volatility Portfolio	6,948,444	137,732,051	47,817,028	(14,375,889)	20,211	(35,590,433)	135,602,968	—	—
EQ/500 Managed Volatility Portfolio	71,270,329	2,782,568,589	53,593,158	(390,432,566)	57,254,606	(697,949,512)	1,805,034,275	—	—
EQ/International Managed Volatility Portfolio	39,078,652	616,194,495	37,996,994	(69,825,745)	133,341	(168,588,522)	415,910,563	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	17,656,977	215,259,941	9,757,763	(50,244,381)	(938,190)	(3,748,630)	170,086,503	—	—
EQ/Core Bond Index Portfolio	84,344,202	1,006,771,408	44,259,934	(193,799,712)	(5,697,259)	(87,773,346)	763,761,025	—	—
EQ/Intermediate Government Bond Portfolio	87,629,163	1,071,058,896	49,936,228	(210,907,109)	(3,378,299)	(78,831,607)	827,878,109	—	—
EQ/Long-Term Bond Portfolio	52,738,815	597,609,634	7,085,143	(71,879,443)	(13,506,498)	(150,263,699)	369,045,137	—	—

Total		7,450,162,733	359,858,770	(1,146,079,351)	30,916,176	(1,479,731,606)	5,215,126,722	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,215,126,722	$—	$5,215,126,722

Total Assets	$—	$5,215,126,722	$—	$5,215,126,722

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,215,126,722	$—	$5,215,126,722

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$934,837,677
Aggregate gross unrealized depreciation	(365,873,216)

Net unrealized appreciation	$568,964,461

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,646,162,261

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (69.6%)
EQ/2000 Managed Volatility Portfolio‡	41,638,586	$693,916,898
EQ/400 Managed Volatility Portfolio‡	6,331,642	123,565,728
EQ/500 Managed Volatility Portfolio‡	68,262,200	1,728,848,648
EQ/International Managed Volatility Portfolio‡	37,035,812	394,168,800

Total Equity		2,940,500,074

Fixed Income (30.5%)
EQ/AB Short Duration Government Bond Portfolio‡	10,880,787	104,812,677
EQ/Core Bond Index Portfolio‡	49,699,479	450,043,089
EQ/Intermediate Government Bond Portfolio‡	51,599,533	487,487,530
EQ/Long-Term Bond Portfolio‡	35,088,157	245,532,891

Total Fixed Income		1,287,876,187

Total Investments in Securities (100.1%) (Cost $3,827,093,694)		4,228,376,261
Other Assets Less Liabilities (-0.1%)		(4,093,600)

Net Assets (100%)		$4,224,282,661

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	41,638,586	966,841,392	79,664,483	(106,000,954)	1,320,722	(247,908,745)	693,916,898	—	—
EQ/400 Managed Volatility Portfolio	6,331,642	127,776,833	39,322,293	(11,058,936)	21,756	(32,496,218)	123,565,728	—	—
EQ/500 Managed Volatility Portfolio	68,262,200	2,619,963,749	19,518,132	(299,387,651)	15,765,122	(627,010,704)	1,728,848,648	—	—
EQ/International Managed Volatility Portfolio	37,035,812	574,733,694	32,861,459	(55,294,679)	71,541	(158,203,215)	394,168,800	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	10,880,787	128,534,647	6,072,293	(26,958,936)	(480,092)	(2,355,235)	104,812,677	—	—
EQ/Core Bond Index Portfolio	49,699,479	586,502,212	24,561,461	(106,144,679)	(3,089,144)	(51,786,761)	450,043,089	—	—
EQ/Intermediate Government Bond Portfolio	51,599,533	625,314,465	26,832,997	(116,327,046)	(2,829,793)	(45,503,093)	487,487,530	—	—
EQ/Long-Term Bond Portfolio	35,088,157	384,028,977	5,331,484	(37,323,908)	(6,672,629)	(99,831,033)	245,532,891	—	—

Total		6,013,695,969	234,164,602	(758,496,789)	4,107,483	(1,265,095,004)	4,228,376,261	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,228,376,261	$—	$4,228,376,261

Total Assets	$—	$4,228,376,261	$—	$4,228,376,261

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,228,376,261	$—	$4,228,376,261

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$686,884,692
Aggregate gross unrealized depreciation	(285,824,002)

Net unrealized appreciation	$401,060,690

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,827,315,571

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (80.2%)
EQ/2000 Managed Volatility Portfolio‡	48,194,333	$803,169,978
EQ/400 Managed Volatility Portfolio‡	7,096,246	138,487,421
EQ/500 Managed Volatility Portfolio‡	83,395,611	2,112,126,302
EQ/International Managed Volatility Portfolio‡	43,270,643	460,525,542

Total Equity		3,514,309,243

Fixed Income (19.9%)
EQ/AB Short Duration
Government Bond Portfolio‡	7,366,259	70,957,852
EQ/Core Bond Index Portfolio‡	33,351,957	302,011,569
EQ/Intermediate Government Bond Portfolio‡	34,467,331	325,630,734
EQ/Long-Term Bond Portfolio‡	24,874,673	174,063,014

Total Fixed Income		872,663,169

Total Investments in Securities (100.1%) (Cost $4,330,565,600)		4,386,972,412
Other Assets Less Liabilities (-0.1%)		(4,131,989)

Net Assets (100%)		$4,382,840,423

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	48,194,333	1,121,672,899	46,670,683	(78,371,753)	21,228	(286,823,079)	803,169,978	—	—
EQ/400 Managed Volatility Portfolio	7,096,246	148,884,564	36,085,615	(9,259,441)	35,284	(37,258,601)	138,487,421	—	—
EQ/500 Managed Volatility Portfolio	83,395,611	3,045,189,488	13,337,392	(220,057,214)	(470,339)	(725,873,025)	2,112,126,302	—	—
EQ/International Managed Volatility Portfolio	43,270,643	663,315,188	22,110,273	(41,667,485)	25,812	(183,258,246)	460,525,542	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	7,366,259	85,347,720	2,221,370	(14,705,665)	(281,788)	(1,623,785)	70,957,852	—	—
EQ/Core Bond Index Portfolio	33,351,957	381,003,199	9,639,039	(52,448,603)	(1,897,768)	(34,284,298)	302,011,569	—	—
EQ/Intermediate Government Bond Portfolio	34,467,331	406,284,131	11,346,164	(60,150,491)	(2,162,829)	(29,686,241)	325,630,734	—	—
EQ/Long-Term Bond Portfolio	24,874,673	261,061,152	2,964,110	(16,666,994)	(2,693,394)	(70,601,860)	174,063,014	—	—

Total		6,112,758,341	144,374,646	(493,327,646)	(7,423,794)	(1,369,409,135)	4,386,972,412	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,386,972,412	$—	$4,386,972,412

Total Assets	$—	$4,386,972,412	$—	$4,386,972,412

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,386,972,412	$—	$4,386,972,412

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$413,568,791
Aggregate gross unrealized depreciation	(365,953,645)

Net unrealized appreciation	$47,615,146

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,339,357,266

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (FORMERLY 1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO)

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (11.9%)
iShares Core S&P Total US Stock Market ETF	8,300	$660,182
iShares Core S&P U.S. Value ETF	49,500	3,099,196
iShares MSCI Global Min Vol Factor ETF	36,300	3,214,728
SPDR Portfolio Developed World ex-US ETF	28,900	745,620

Total Equity		7,719,726

Fixed Income (21.1%)
Vanguard Intermediate-Term Corporate Bond ETF	44,500	3,367,760
Vanguard Total Bond Market ETF	145,600	10,385,648

Total Fixed Income		13,753,408

Total Exchange Traded Funds (33.0%) (Cost $23,431,215)		21,473,134

INVESTMENT COMPANIES:
Equity (19.9%)
1290 GAMCO Small/Mid Cap Value Fund‡	233,584	2,950,165
1290 SmartBeta Equity Fund‡	538,641	7,088,517
AB Small Cap Growth Portfolio*‡	56,576	2,884,835

Total Equity		12,923,517

Fixed Income (44.9%)
1290 Diversified Bond Fund‡	2,681,962	23,359,886
1290 High Yield Bond Fund‡	762,123	5,906,454

Total Fixed Income		29,266,340

Total Investment Companies (64.8%) (Cost $46,654,938)		42,189,857

Total Investments in Securities (97.8%) (Cost $70,086,153)		63,662,991
Other Assets Less Liabilities (2.2%)		1,470,222

Net Assets (100%)		$65,133,213

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (FORMERLY 1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
1290 Diversified Bond Fund	2,681,962	—	25,236,535	(129,760)	(4,607)	(1,742,282)	23,359,886	—	—
1290 High Yield Bond Fund	762,123	—	6,426,375	(32,921)	(962)	(486,038)	5,906,454	55,944	—
DoubleLine Floating Rate Fund	—	2,394,647	—	(2,314,323)	(108,938)	28,614	—	52,375	—
DoubleLine Global Bond Fund	—	2,091,618	—	(1,860,232)	(318,746)	87,360	—	—	—
Equity
1290 GAMCO Small/Mid Cap Value Fund	233,584	—	3,582,465	(17,542)	(71)	(614,687)	2,950,165	—	—
1290 SmartBeta Equity Fund	538,641	—	8,246,263	(42,532)	(2,096)	(1,113,118)	7,088,517	—	—
AB Small Cap Growth Portfolio*	56,576	—	3,412,466	(17,542)	(1,134)	(508,955)	2,884,835	—	—

Total		4,486,265	46,904,104	(4,414,852)	(436,554)	(4,349,106)	42,189,857	108,319	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (FORMERLY 1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$21,473,134	$—	$—	$21,473,134
Investment Companies
Investment Companies	42,189,857	—	—	42,189,857

Total Assets	$63,662,991	$—	$—	$63,662,991

Total Liabilities	$—	$—	$—	$—

Total	$63,662,991	$—	$—	$63,662,991

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(6,647,608)

Net unrealized depreciation	$(6,647,608)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$70,310,599

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (15.6%)
iShares Core S&P Total US Stock Market ETF(x)	2,280	$181,351
iShares Core S&P U.S. Value ETF(x)	7,245	453,609
iShares MSCI Global Min Vol Factor ETF(x)	7,660	678,370
SPDR Portfolio Developed World ex-US ETF(x)	3,290	84,882
Vanguard FTSE Emerging Markets ETF	1,150	41,963

Total Equity		1,440,175

Fixed Income (14.4%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	6,060	458,621
Vanguard Total Bond Market ETF	12,220	871,653

Total Fixed Income		1,330,274

Total Exchange Traded Funds (30.0%) (Cost $3,125,282)		2,770,449

INVESTMENT COMPANIES:
Equity (37.4%)
1290 GAMCO Small/Mid Cap Value Fund‡	57,544	726,781
1290 SmartBeta Equity Fund‡	149,239	1,963,983
AB Small Cap Growth Portfolio*‡	14,907	760,100

Total Equity		3,450,864

Fixed Income (30.3%)
1290 Diversified Bond Fund‡	267,698	2,331,650
1290 High Yield Bond Fund‡	60,498	468,862

Total Fixed Income		2,800,512

Total Investment Companies (67.7%) (Cost $7,608,695)		6,251,376

SHORT-TERM INVESTMENTS:
Investment Companies (2.2%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	100,000	100,000
JPMorgan Prime Money Market Fund, IM Shares	105,985	106,028

Total Investment Companies		206,028

	Principal Amount	Value (Note 1)
Repurchase Agreement (14.6%)
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,347,539, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $1,374,489.(xx)	$1,347,205	1,347,205

Total Short-Term Investments (16.8%) (Cost $1,553,221)		1,553,233

Total Investments in Securities (114.5%) (Cost $12,287,198)		10,575,058
Other Assets Less Liabilities (-14.5%)		(1,339,861)

Net Assets (100%)		$9,235,197

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $1,541,282. This was collateralized by $153,056 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/6/22 - 5/15/52 and by cash of $1,447,205 which was subsequently invested in an investment company and joint repurchase agreements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for the period ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 GAMCO Small/Mid Cap Value Fund	57,544	—	926,485	(17,969)	68	(181,803)	726,781	—	—
1290 SmartBeta Equity Fund	149,239	—	2,611,511	(232,906)	(16,376)	(398,246)	1,963,983	—	—
AB Small Cap Growth Portfolio*	14,907	—	1,034,880	(8,751)	(138)	(265,891)	760,100	—	—
Fixed Income
1290 Diversified Bond Fund	267,698	—	2,871,601	(91,325)	(852)	(447,774)	2,331,650	31,991	—
1290 High Yield Bond Fund	60,498	—	561,620	(28,546)	(607)	(63,605)	468,862	16,410	—

Total		—	8,006,097	(379,497)	(17,905)	(1,357,319)	6,251,376	48,401	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,770,449	$—	$—	$2,770,449
Investment Companies
Investment Companies	6,251,376	—	—	6,251,376
Short-Term Investments
Investment Companies	206,028	—	—	206,028
Repurchase Agreement	—	1,347,205	—	1,347,205

Total Assets	$9,227,853	$1,347,205	$—	$10,575,058

Total Liabilities	$—	$—	$—	$—

Total	$9,227,853	$1,347,205	$—	$10,575,058

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12
Aggregate gross unrealized depreciation	(1,712,152)

Net unrealized depreciation	$(1,712,140)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$12,287,198

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (18.5%)
iShares Core S&P Total US Stock Market ETF(x)	4,110	$326,909
iShares Core S&P U.S. Value ETF(x)	7,270	455,175
iShares MSCI Global Min Vol Factor ETF	10,730	950,249
Vanguard FTSE Emerging Markets ETF	1,220	44,518

Total Equity		1,776,851

Fixed Income (7.2%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	2,230	168,766
Vanguard Total Bond Market ETF	7,380	526,416

Total Fixed Income		695,182

Total Exchange Traded Funds (25.7%) (Cost $2,817,342)		2,472,033

INVESTMENT COMPANIES:
Equity (54.0%)
1290 GAMCO Small/Mid Cap Value Fund‡	78,233	988,088
1290 SmartBeta Equity Fund‡	241,066	3,172,433
AB Small Cap Growth Portfolio*‡	20,193	1,029,652

Total Equity		5,190,173

Fixed Income (17.3%)
1290 Diversified Bond Fund‡	179,316	1,561,846
1290 High Yield Bond Fund‡	12,619	97,795

Total Fixed Income		1,659,641

Total Investment Companies (71.3%) (Cost $8,310,944)		6,849,814

SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	124,059	124,109

	Principal Amount	Value (Note 1)
Repurchase Agreement (8.9%)
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $852,721, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $869,776.(xx)	$852,510	852,510

Total Short-Term Investments (10.2%) (Cost $976,608)		976,619

Total Investments in Securities (107.2%) (Cost $12,104,894)		10,298,466
Other Assets Less Liabilities (-7.2%)		(688,861)

Net Assets (100%)		$9,609,605

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)	At September 30, 2022, the Portfolio had loaned securities with a total value of $826,336. This was collateralized by cash of $852,510 which was subsequently invested in joint repurchase agreements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for the period ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 GAMCO Small/Mid Cap Value Fund	78,233	—	1,250,519	(22,921)	(1,150)	(238,360)	988,088	—	—
1290 SmartBeta Equity Fund	241,066	—	4,084,410	(277,628)	(4,757)	(629,592)	3,172,433	—	—
AB Small Cap Growth Portfolio*	20,193	—	1,387,992	(9,460)	(894)	(347,986)	1,029,652	—	—
Fixed Income
1290 Diversified Bond Fund	179,316	—	1,806,277	(10,350)	(147)	(233,934)	1,561,846	13,827	—
1290 High Yield Bond Fund	12,619	—	670,144	(505,574)	(55,517)	(11,258)	97,795	12,905	—

Total		—	9,199,342	(825,933)	(62,465)	(1,461,130)	6,849,814	26,732	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,472,033	$—	$—	$2,472,033
Investment Companies
Investment Companies	6,849,814	—	—	6,849,814
Short-Term Investments
Investment Company	124,109	—	—	124,109
Repurchase Agreement	—	852,510	—	852,510

Total Assets	$9,445,956	$852,510	$—	$10,298,466

Total Liabilities	$—	$—	$—	$—

Total	$9,445,956	$852,510	$—	$10,298,466

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11
Aggregate gross unrealized depreciation	(1,806,439)

Net unrealized depreciation	$(1,806,428)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$12,104,894

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.9%)
Invesco S&P 500 High Dividend Low Volatility ETF	5,590	$218,625
Invesco S&P 500 Low Volatility ETF(x)	3,790	219,176
Invesco S&P Emerging Markets Low Volatility ETF	11,730	246,213
Invesco S&P International Developed Low Volatility ETF(x)	20,930	515,925
Invesco S&P MidCap Low Volatility ETF	5,700	273,828
Invesco S&P SmallCap Low Volatility ETF	3,200	129,824
iShares MSCI EAFE Min Vol Factor ETF(x)	9,540	543,875
iShares MSCI Emerging Markets Min Vol Factor ETF(x)	4,960	251,373
iShares MSCI Global Min Vol Factor ETF(x)	13,890	1,230,098
iShares MSCI USA Min Vol Factor ETF	3,240	214,164
SPDR SSGA US Large Cap Low Volatility Index ETF(x)	1,760	217,166
SPDR SSGA US Small Cap Low Volatility Index ETF	1,380	136,261

Total Exchange Traded Funds (99.9%) (Cost $3,601,540)		4,196,528

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (26.7%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $970,244, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $989,404.(xx)	$970,004	970,004
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $150,038, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $153,074.(xx)	150,000	150,000

Total Repurchase Agreements		1,120,004

Total Short-Term Investments (26.7%) (Cost $1,120,004)		1,120,004

Total Investments in Securities (126.6%) (Cost $4,721,544)		5,316,532
Other Assets Less Liabilities (-26.6%)		(1,115,935)

Net Assets (100%)		$4,200,597

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $1,087,349. This was collateralized by cash of $1,120,004 which was subsequently invested in joint repurchase agreements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,196,528	$—	$—	$4,196,528
Short-Term Investments
Repurchase Agreements	—	1,120,004	—	1,120,004

Total Assets	$4,196,528	$1,120,004	$—	$5,316,532

Total Liabilities	$—	$—	$—	$—

Total	$4,196,528	$1,120,004	$—	$5,316,532

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$713,735
Aggregate gross unrealized depreciation	(125,717)

Net unrealized appreciation	$588,018

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,728,514

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (58.4%)
iShares Core MSCI EAFE ETF(x)	207,440	$10,925,865
iShares Core S&P 500 ETF	29,300	10,508,445
iShares Core S&P Mid-Cap ETF	17,250	3,782,235
iShares Core S&P Small-Cap ETF	8,250	719,317
iShares MSCI EAFE ETF	47,760	2,675,037
iShares Russell 2000 ETF(x)	4,480	738,842
Vanguard Large-Cap ETF(x)	29,560	4,834,834
Vanguard S&P 500 ETF	31,070	10,200,281

Total Equity		44,384,856

Fixed Income (39.4%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	395,450	29,927,656

Total Exchange Traded Funds (97.8%) (Cost $83,881,473)		74,312,512

SHORT-TERM INVESTMENTS:
Investment Companies (2.8%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	500,000	500,000
JPMorgan Prime Money Market Fund, IM Shares	1,621,986	1,622,635

Total Investment Companies		2,122,635

	Principal Amount	Value (Note 1)
Repurchase Agreements (24.5%)
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	$5,000,000	5,000,000
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $13,641,990, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $13,914,831.(xx)	13,638,615	13,638,615

Total Repurchase Agreements		18,638,615

Total Short-Term Investments (27.3%) (Cost $20,761,154)		20,761,250

Total Investments in Securities (125.1%) (Cost $104,642,627)		95,073,762
Other Assets Less Liabilities (-25.1%)		(19,083,569)

Net Assets (100%)		$75,990,193

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $19,226,414. This was collateralized by cash of $19,635,523 of which $19,138,615 was subsequently invested in an investment company and joint repurchase agreements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$74,312,512	$—	$—	$74,312,512
Short-Term Investments
Investment Companies	2,122,635	—	—	2,122,635
Repurchase Agreements	—	18,638,615	—	18,638,615

Total Assets	$76,435,147	$18,638,615	$—	$95,073,762

Total Liabilities	$—	$—	$—	$—

Total	$76,435,147	$18,638,615	$—	$95,073,762

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,031
Aggregate gross unrealized depreciation	(9,921,206)

Net unrealized depreciation	$(9,846,175)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$104,919,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (38.7%)
IQ Merger Arbitrage ETF(x)*	33,900	$1,060,731
ProShares Long Online/Short Stores ETF(x)*	13,930	456,904
ProShares RAFI Long/Short, Escrow Shares(r)*	8,820	—
WisdomTree Managed Futures Strategy Fund	30,810	1,060,696

Total Alternatives		2,578,331

Commodity (16.6%)
Invesco DB Agriculture Fund*	14,080	281,882
Invesco DB Energy Fund*	12,090	273,597
Invesco DB Gold Fund*	5,320	249,118
Invesco DB Precious Metals Fund*	6,980	299,595

Total Commodity		1,104,192

Equity (15.9%)
iShares Core US REIT ETF	8,280	393,300
JPMorgan Equity Premium Income ETF	5,150	263,834
Vanguard Global ex-U.S. Real Estate ETF	10,480	399,917

Total Equity		1,057,051

Fixed Income (28.6%)
iShares Convertible Bond ETF(x)	11,960	824,044
Vanguard Short-Term Inflation-Protected Securities ETF(x)	22,420	1,078,626

Total Fixed Income		1,902,670

Total Exchange Traded Funds (99.8%) (Cost $7,838,507)		6,642,244

SHORT-TERM INVESTMENTS:
Investment Company (6.0%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	400,000	400,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (18.4%)
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,126,877, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $1,149,414.(xx)	$1,126,598	1,126,598
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $100,026, collateralized by various Common Stocks; total market value $110,029.(xx)	100,000	100,000

Total Repurchase Agreements		1,226,598

Total Short-Term Investments (24.4%) (Cost $1,626,598)		1,626,598

Total Investments in Securities (124.2%) (Cost $9,465,105)		8,268,842
Other Assets Less Liabilities (-24.2%)		(1,614,912)

Net Assets (100%)		$6,653,930

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $1,645,442. This was collateralized by $67,321 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.750%, maturing 10/31/22 - 11/15/50 and by cash of $1,626,598 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Alternatives
ProShares RAFI Long/Short	—	222,606	53,685	(292,701)	(30,768)	47,178	—	409	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,642,244	$—	$—	(a)	$6,642,244
Short-Term Investments
Investment Company	400,000	—	—		400,000
Repurchase Agreements	—	1,226,598	—		1,226,598

Total Assets	$7,042,244	$1,226,598	$—		$8,268,842

Total Liabilities	$—	$—	$—		$—

Total	$7,042,244	$1,226,598	$—		$8,268,842

(a)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$132,748
Aggregate gross unrealized depreciation	(1,390,693)

Net unrealized depreciation	$(1,257,945)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,526,787

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Communication Services (1.1%)
Media (0.1%)
Paramount Global
5.750%(x)	1,295	$40,016

Wireless Telecommunication Services (1.0%)
2020 Cash Mandatory Exchangeable Trust
5.250%*§	320	359,968

Total Communication Services		399,984

Consumer Discretionary (0.4%)
Auto Components (0.4%)
Aptiv plc
5.500%	1,590	151,368

Total Consumer Discretionary		151,368

Financials (4.9%)
Banks (3.9%)
Bank of America Corp.
7.250%	500	586,500
Wells Fargo & Co.
7.500%	645	776,580

		1,363,080

Capital Markets (0.7%)
AMG Capital Trust II
5.150%	1,115	54,216
KKR Group Co., Inc.
6.000%	3,705	201,626

		255,842

Diversified Financial Services (0.3%)
2020 Mandatory Exchangeable Trust
6.500%§	135	103,925

Total Financials		1,722,847

Health Care (2.3%)
Health Care Equipment & Supplies (1.1%)
Becton Dickinson and Co.
6.000%(x)	5,000	235,700
Boston Scientific Corp.
5.500%	1,275	129,056

		364,756

Life Sciences Tools & Services (1.1%)
Danaher Corp.
5.000%(x)	290	390,772

Pharmaceuticals (0.1%)
Elanco Animal Health, Inc.
5.000%	2,140	44,747

Total Health Care		800,275

Industrials (1.3%)
Commercial Services & Supplies (0.3%)
GFL Environmental, Inc.
6.000%	1,810	104,618

Construction & Engineering (0.3%)
Fluor Corp.
6.500%	75	93,240

Machinery (0.4%)
RBC Bearings, Inc.
5.000%	900	93,591
Stanley Black & Decker, Inc.
5.250%	1,400	69,048

		162,639

Professional Services (0.3%)
Clarivate plc
5.250%	2,200	93,808

Total Industrials		454,305

Information Technology (0.1%)
Electronic Equipment, Instruments & Components (0.1%)
Coherent Corp.
6.000%	295	46,156

Total Information Technology		46,156

Materials (0.5%)
Metals & Mining (0.5%)
ArcelorMittal SA
5.500%	3,520	170,051

Total Materials		170,051

Utilities (6.1%)
Electric Utilities (4.3%)
American Electric Power Co., Inc.
6.125%(x)	3,180	157,410
NextEra Energy, Inc.
6.926%*	21,630	1,040,564
PG&E Corp.
5.500%	2,725	311,304

		1,509,278

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp. (The)
6.875%	1,425	125,927

Multi-Utilities (1.4%)
Algonquin Power & Utilities Corp.
7.750%	3,945	149,397
DTE Energy Co.
6.250%	4,395	220,366
NiSource, Inc.
7.750%(x)	1,175	118,193

		487,956

Total Utilities		2,123,161

Total Convertible Preferred Stocks (16.7%) (Cost $7,164,272)		5,868,147

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (82.3%)
Communication Services (13.1%)
Diversified Telecommunication Services (0.3%)
Bandwidth, Inc.
0.250%, 3/1/26	$90,000	58,230
Liberty Latin America Ltd.
2.000%, 7/15/24	65,000	56,837

		115,067

Entertainment (4.1%)
Bilibili, Inc.
1.375%, 4/1/26	60,000	54,816
0.500%, 12/1/26§	233,000	147,955
1.250%, 6/15/27	145,000	134,125
Cinemark Holdings, Inc.
4.500%, 8/15/25	80,000	89,720
iQIYI, Inc.
2.000%, 4/1/25	195,000	168,675
4.000%, 12/15/26	170,000	112,625
Liberty Media Corp-Liberty Formula One
2.250%, 8/15/27§	78,000	72,189
Live Nation Entertainment, Inc.
2.500%, 3/15/23	70,000	82,733
2.000%, 2/15/25	60,000	59,340
Sea Ltd.
2.375%, 12/1/25	185,000	181,560
0.250%, 9/15/26	470,000	325,475

		1,429,213

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Interactive Media & Services (3.8%)
fuboTV, Inc.
3.250%, 2/15/26	$45,000	$21,397
Hello Group, Inc.
1.250%, 7/1/25	50,000	46,188
JOYY, Inc.
0.750%, 6/15/25	70,000	65,062
1.375%, 6/15/26	90,000	75,645
Snap, Inc.
0.250%, 5/1/25	55,000	49,968
0.750%, 8/1/26	110,000	94,545
(Zero Coupon), 5/1/27	225,000	155,137
0.125%, 3/1/28§	225,000	150,750
Twitter, Inc.
0.250%, 6/15/24	150,000	152,175
(Zero Coupon), 3/15/26(x)	275,000	251,742
Weibo Corp.
1.250%, 11/15/22	170,000	167,875
Ziff Davis, Inc.
1.750%, 11/1/26§	90,000	83,115

		1,313,599

Media (4.9%)
Cable One, Inc.
(Zero Coupon), 3/15/26(x)	65,000	49,368
DISH Network Corp.
2.375%, 3/15/24(x)	130,000	115,960
(Zero Coupon), 12/15/25	330,000	216,480
3.375%, 8/15/26	545,000	374,960
Liberty Broadband Corp.
1.250%, 9/30/50§	125,000	118,125
2.750%, 9/30/50§	140,000	134,221
Liberty Interactive LLC
4.000%, 11/15/29	50,000	22,375
3.750%, 2/15/30	59,929	28,167
1.750%, 9/30/46§	35,000	32,847
Liberty Media Corp.
1.375%, 10/15/23	175,000	209,562
2.125%, 3/31/48§	40,000	37,500
2.750%, 12/1/49(x)§	150,000	135,225
0.500%, 12/1/50§	140,000	144,900
Magnite, Inc.
0.250%, 3/15/26	80,000	59,200
TechTarget, Inc.
(Zero Coupon), 12/15/26§	72,000	55,260

		1,734,150

Total Communication Services		4,592,029

Consumer Discretionary (13.7%)
Auto Components (0.4%)
LCI Industries
1.125%, 5/15/26	100,000	85,400
Luminar Technologies, Inc.
1.250%, 12/15/26§	100,000	63,350

		148,750

Automobiles (2.7%)
Fisker, Inc.
2.500%, 9/15/26§	100,000	51,083
Ford Motor Co.
(Zero Coupon), 3/15/26	370,000	338,365
Li Auto, Inc.
0.250%, 5/1/28	155,000	159,082
Lucid Group, Inc.
1.250%, 12/15/26§	300,000	181,500
NIO, Inc.
(Zero Coupon), 2/1/26	145,000	128,226
0.500%, 2/1/27	100,000	74,550

		932,806

Diversified Consumer Services (0.9%)
2U, Inc.
2.250%, 5/1/25	60,000	40,876
Chegg, Inc.
0.125%, 3/15/25	95,000	82,080
(Zero Coupon), 9/1/26	180,000	135,717
Stride, Inc.
1.125%, 9/1/27	60,000	60,870

		319,543

Hotels, Restaurants & Leisure (4.3%)
Airbnb, Inc.
(Zero Coupon), 3/15/26	315,000	260,820
Booking Holdings, Inc.
0.750%, 5/1/25(x)	145,000	174,188
DraftKings Holdings, Inc.
(Zero Coupon), 3/15/28	175,000	112,952
Expedia Group, Inc.
(Zero Coupon), 2/15/26	175,000	151,363
H World Group Ltd.
0.375%, 11/1/22	55,000	53,924
3.000%, 5/1/26	100,000	108,832
Marriott Vacations Worldwide Corp.
(Zero Coupon), 1/15/26	75,000	68,920
NCL Corp. Ltd.
5.375%, 8/1/25	100,000	98,150
1.125%, 2/15/27§	132,000	82,668
2.500%, 2/15/27§	71,000	46,505
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23	75,000	72,937
6.000%, 8/15/25§	180,000	189,630
Vail Resorts, Inc.
(Zero Coupon), 1/1/26	105,000	91,416

		1,512,305

Internet & Direct Marketing Retail (4.2%)
Etsy, Inc.
0.125%, 10/1/26	85,000	113,305
0.125%, 9/1/27	110,000	96,635
0.250%, 6/15/28	175,000	134,925
Farfetch Ltd.
3.750%, 5/1/27	55,000	50,188
Fiverr International Ltd.
(Zero Coupon), 11/1/25	55,000	42,697
Match Group Financeco 2, Inc.
0.875%, 6/15/26§	80,000	70,720
Match Group Financeco 3, Inc.
2.000%, 1/15/30§	120,000	105,300
MercadoLibre, Inc.
2.000%, 8/15/28	80,000	157,480
Pinduoduo, Inc.
(Zero Coupon), 12/1/25	345,000	309,465
Porch Group, Inc.
0.750%, 9/15/26§	71,000	40,434
Wayfair, Inc.
0.625%, 10/1/25	215,000	144,051
1.000%, 8/15/26	180,000	112,047
3.250%, 9/15/27§	142,000	111,967

		1,489,214

Leisure Products (0.2%)
Peloton Interactive, Inc.
(Zero Coupon), 2/15/26	125,000	83,760

Specialty Retail (1.0%)
Burlington Stores, Inc.
2.250%, 4/15/25	85,000	80,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Dick’s Sporting Goods, Inc.
3.250%, 4/15/25	$45,000	$146,858
National Vision Holdings, Inc.
2.500%, 5/15/25	55,000	67,996
Vroom, Inc.
0.750%, 7/1/26	130,000	37,700

		333,304

Total Consumer Discretionary		4,819,682

Consumer Staples (1.0%)
Food Products (0.5%)
Beyond Meat, Inc.
(Zero Coupon), 3/15/27	230,000	68,540
Post Holdings, Inc.
2.500%, 8/15/27(x)§	119,000	117,513

		186,053

Personal Products (0.5%)
Beauty Health Co. (The)
1.250%, 10/1/26(x)§	118,000	94,990
Herbalife Nutrition Ltd.
2.625%, 3/15/24	75,000	67,837

		162,827

Total Consumer Staples		348,880

Energy (1.6%)
Oil, Gas & Consumable Fuels (1.6%)
EQT Corp.
1.750%, 5/1/26	70,000	192,900
Pioneer Natural Resources Co.
0.250%, 5/15/25	175,000	379,050

Total Energy		571,950

Financials (2.3%)
Banks (0.3%)
BofA Finance LLC
0.600%, 5/25/27	100,000	100,486

Capital Markets (1.0%)
Ares Capital Corp.
4.625%, 3/1/24	50,000	51,031
Coinbase Global, Inc.
0.500%, 6/1/26	245,000	160,598
JPMorgan Chase Financial Co. LLC
0.250%, 5/1/23§	80,000	81,360
0.500%, 6/15/27	65,000	64,707

		357,696

Consumer Finance (0.8%)
LendingTree, Inc.
0.500%, 7/15/25	120,000	85,548
SoFi Technologies, Inc.
(Zero Coupon), 10/15/26§	198,000	134,536
Upstart Holdings, Inc.
0.250%, 8/15/26	92,000	50,773

		270,857

Diversified Financial Services (0.2%)
JPMorgan Chase Bank NA
0.125%, 1/1/23§	70,000	69,256

Total Financials		798,295

Health Care (11.7%)
Biotechnology (5.0%)
Alnylam Pharmaceuticals, Inc.
1.000%, 9/15/27§	146,000	141,766
Ascendis Pharma A/S
2.250%, 4/1/28§	92,000	84,649
BioMarin Pharmaceutical, Inc.
0.599%, 8/1/24	85,000	84,221
1.250%, 5/15/27(x)	80,000	79,448
Bridgebio Pharma, Inc.
2.500%, 3/15/27	135,000	79,488
2.250%, 2/1/29	100,000	43,370
Cytokinetics, Inc.
3.500%, 7/1/27§	100,000	119,300
Exact Sciences Corp.
1.000%, 1/15/25	20,000	17,675
0.375%, 3/15/27	110,000	76,104
0.375%, 3/1/28(x)	270,000	170,775
Halozyme Therapeutics, Inc.
0.250%, 3/1/27	140,000	118,475
1.000%, 8/15/28§	138,000	128,858
Insmed, Inc.
0.750%, 6/1/28	80,000	72,520
Intercept Pharmaceuticals, Inc.
3.250%, 7/1/23	14,000	13,475
Ionis Pharmaceuticals, Inc.
0.125%, 12/15/24	95,000	85,912
(Zero Coupon), 4/1/26	105,000	103,753
Sarepta Therapeutics, Inc.
1.500%, 11/15/24	70,000	116,655
1.250%, 9/15/27§	220,000	226,490

		1,762,934

Health Care Equipment & Supplies (3.9%)
CONMED Corp.
2.250%, 6/15/27§	115,000	98,900
CryoPort, Inc.
0.750%, 12/1/26§	72,000	52,615
Dexcom, Inc.
0.750%, 12/1/23	135,000	267,773
0.250%, 11/15/25(x)	180,000	165,825
Envista Holdings Corp.
2.375%, 6/1/25	90,000	147,915
Haemonetics Corp.
(Zero Coupon), 3/1/26	95,000	75,520
Insulet Corp.
0.375%, 9/1/26	110,000	129,635
Integra LifeSciences Holdings Corp.
0.500%, 8/15/25	105,000	91,579
Novocure Ltd.
(Zero Coupon), 11/1/25	120,000	107,283
NuVasive, Inc.
1.000%, 6/1/23	60,000	57,900
0.375%, 3/15/25	60,000	52,312
Omnicell, Inc.
0.250%, 9/15/25	115,000	122,015
SmileDirectClub, Inc.
(Zero Coupon), 2/1/26§	105,000	11,949

		1,381,221

Health Care Providers & Services (0.7%)
Guardant Health, Inc.
(Zero Coupon), 11/15/27	160,000	116,434
Invitae Corp.
2.000%, 9/1/24	40,000	31,935
Oak Street Health, Inc.
(Zero Coupon), 3/15/26	120,000	91,860

		240,229

Health Care Technology (0.5%)
Livongo Health, Inc.
0.875%, 6/1/25	110,000	91,740
Teladoc Health, Inc.
1.250%, 6/1/27(x)	135,000	98,726

		190,466

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Life Sciences Tools & Services (0.3%)
Illumina, Inc.
(Zero Coupon), 8/15/23(x)	$100,000	$95,503

Pharmaceuticals (1.3%)
Aphria, Inc.
5.250%, 6/1/24§	40,000	37,020
Jazz Investments I Ltd.
1.500%, 8/15/24	120,000	113,175
2.000%, 6/15/26	140,000	149,800
Pacira BioSciences, Inc.
0.750%, 8/1/25	70,000	68,688
Supernus Pharmaceuticals, Inc.
0.625%, 4/1/23	75,000	72,750

		441,433

Total Health Care		4,111,786

Industrials (5.2%)
Aerospace & Defense (0.3%)
Parsons Corp.
0.250%, 8/15/25	55,000	56,595
Virgin Galactic Holdings, Inc.
2.500%, 2/1/27§	53,000	29,309

		85,904

Air Freight & Logistics (0.5%)
ZTO Express Cayman, Inc.
1.500%, 9/1/27(x)§	194,000	184,494

Airlines (2.1%)
American Airlines Group, Inc.
6.500%, 7/1/25	135,000	136,148
Copa Holdings SA
4.500%, 4/15/25	50,000	71,950
GOL Equity Finance SA
3.750%, 7/15/24§	55,000	26,042
JetBlue Airways Corp.
0.500%, 4/1/26	135,000	95,850
Southwest Airlines Co.
1.250%, 5/1/25	290,000	331,035
Spirit Airlines, Inc.
1.000%, 5/15/26	70,000	59,605

		720,630

Electrical Equipment (0.6%)
Array Technologies, Inc.
1.000%, 12/1/28§	75,000	66,339
Stem, Inc.
0.500%, 12/1/28§	88,000	65,296
SunPower Corp.
4.000%, 1/15/23	50,000	54,350
Sunrun, Inc.
(Zero Coupon), 2/1/26	50,000	35,348

		221,333

Machinery (0.6%)
Greenbrier Cos., Inc. (The)
2.875%, 4/15/28	40,000	31,380
John Bean Technologies Corp.
0.250%, 5/15/26	50,000	41,350
Middleby Corp. (The)
1.000%, 9/1/25	130,000	148,265

		220,995

Professional Services (0.4%)
KBR, Inc.
2.500%, 11/1/23	45,000	78,210
Upwork, Inc.
0.250%, 8/15/26(x)	86,000	62,892

		141,102

Road & Rail (0.7%)
Lyft, Inc.
1.500%, 5/15/25	125,000	106,563
Uber Technologies, Inc.
(Zero Coupon), 12/15/25(x)	180,000	149,383

		255,946

Total Industrials		1,830,404

Information Technology (29.6%)
Communications Equipment (1.3%)
Infinera Corp.
3.750%, 8/1/28§	75,000	74,138
Lumentum Holdings, Inc.
0.250%, 3/15/24	105,000	129,045
0.500%, 12/15/26	165,000	153,862
0.500%, 6/15/28§	125,000	99,625

		456,670

Electronic Equipment, Instruments & Components (0.4%)
Insight Enterprises, Inc.
0.750%, 2/15/25	45,000	57,375
Itron, Inc.
(Zero Coupon), 3/15/26	60,000	46,860
Vishay Intertechnology, Inc.
2.250%, 6/15/25	60,000	55,764

		159,999

IT Services (7.8%)
Affirm Holdings, Inc.
(Zero Coupon), 11/15/26§	303,000	182,269
Akamai Technologies, Inc.
0.125%, 5/1/25(x)	200,000	203,200
0.375%, 9/1/27	160,000	148,880
Block, Inc.
0.500%, 5/15/23	110,000	112,640
0.125%, 3/1/25	130,000	117,813
(Zero Coupon), 5/1/26	65,000	50,732
0.250%, 11/1/27	90,000	64,350
Cloudflare, Inc.
(Zero Coupon), 8/15/26(x)	200,000	155,400
DigitalOcean Holdings, Inc.
(Zero Coupon), 12/1/26§	269,000	195,025
Euronet Worldwide, Inc.
0.750%, 3/15/49	65,000	58,416
Fastly, Inc.
(Zero Coupon), 3/15/26	130,000	93,990
MongoDB, Inc.
0.250%, 1/15/26	175,000	204,050
Okta, Inc.
0.125%, 9/1/25	205,000	171,175
0.375%, 6/15/26	160,000	124,240
Perficient, Inc.
0.125%, 11/15/26§	69,000	51,060
Repay Holdings Corp.
(Zero Coupon), 2/1/26§	70,000	49,350
Shift4 Payments, Inc.
(Zero Coupon), 12/15/25	100,000	88,250
0.500%, 8/1/27	129,000	98,443
Shopify, Inc.
0.125%, 11/1/25	165,000	134,888
Spotify USA, Inc.
(Zero Coupon), 3/15/26	235,000	184,475
Vnet Group, Inc.
(Zero Coupon), 2/1/26	110,000	93,775
Wix.com Ltd.
(Zero Coupon), 7/1/23	100,000	96,190
(Zero Coupon), 8/15/25	75,000	62,738

		2,741,349

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Semiconductors & Semiconductor Equipment (3.2%)
Enphase Energy, Inc.
(Zero Coupon), 3/1/26	$80,000	$92,320
(Zero Coupon), 3/1/28	120,000	142,440
MACOM Technology Solutions Holdings, Inc.
0.250%, 3/15/26	55,000	51,631
Microchip Technology, Inc.
0.125%, 11/15/24(x)	135,000	136,694
ON Semiconductor Corp.
(Zero Coupon), 5/1/27	140,000	184,590
Silicon Laboratories, Inc.
0.625%, 6/15/25	75,000	88,785
SolarEdge Technologies, Inc.
(Zero Coupon), 9/15/25	110,000	119,735
Wolfspeed, Inc.
1.750%, 5/1/26	100,000	225,950
0.250%, 2/15/28§	80,000	83,880

		1,126,025

Software (16.0%)
Alarm.com Holdings, Inc.
(Zero Coupon), 1/15/26	115,000	94,013
Alteryx, Inc.
0.500%, 8/1/24	55,000	49,225
1.000%, 8/1/26	90,000	72,450
Avalara, Inc.
0.250%, 8/1/26	175,000	169,225
Bentley Systems, Inc.
0.125%, 1/15/26	115,000	95,968
0.375%, 7/1/27	100,000	75,350
Bill.com Holdings, Inc.
(Zero Coupon), 12/1/25	165,000	181,005
(Zero Coupon), 4/1/27	101,000	79,384
Blackline, Inc.
0.125%, 8/1/24	35,000	36,204
(Zero Coupon), 3/15/26	160,000	129,440
Ceridian HCM Holding, Inc.
0.250%, 3/15/26	120,000	96,780
Confluent, Inc.
(Zero Coupon), 1/15/27§	160,000	114,400
Coupa Software, Inc.
0.125%, 6/15/25	100,000	84,350
0.375%, 6/15/26	280,000	215,180
CyberArk Software Ltd.
(Zero Coupon), 11/15/24	65,000	73,937
Datadog, Inc.
0.125%, 6/15/25	110,000	130,625
DocuSign, Inc.
(Zero Coupon), 1/15/24	135,000	125,955
Dropbox, Inc.
(Zero Coupon), 3/1/26	135,000	117,382
(Zero Coupon), 3/1/28	100,000	85,000
Envestnet, Inc.
0.750%, 8/15/25	75,000	62,719
Everbridge, Inc.
0.125%, 12/15/24	120,000	105,450
(Zero Coupon), 3/15/26	40,000	33,983
Five9, Inc.
0.500%, 6/1/25	145,000	131,515
Guidewire Software, Inc.
1.250%, 3/15/25	55,000	49,335
HubSpot, Inc.
0.375%, 6/1/25	70,000	82,740
InterDigital, Inc.
3.500%, 6/1/27§	91,000	79,079
Jamf Holding Corp.
0.125%, 9/1/26	66,000	53,493
LivePerson, Inc.
(Zero Coupon), 12/15/26	65,000	44,092
Marathon Digital Holdings, Inc.
1.000%, 12/1/26§	110,000	37,895
MicroStrategy, Inc.
0.750%, 12/15/25	115,000	85,790
(Zero Coupon), 2/15/27	140,000	62,440
New Relic, Inc.
0.500%, 5/1/23	65,000	63,342
Nice Ltd.
(Zero Coupon), 9/15/25	60,000	55,290
Nutanix, Inc.
0.250%, 10/1/27§	85,000	63,920
Palo Alto Networks, Inc.
0.750%, 7/1/23	290,000	537,660
0.375%, 6/1/25	310,000	523,900
Pegasystems, Inc.
0.750%, 3/1/25	105,000	84,394
Progress Software Corp.
1.000%, 4/15/26	40,000	37,520
Q2 Holdings, Inc.
0.125%, 11/15/25	50,000	39,750
Rapid7, Inc.
0.250%, 3/15/27	85,000	64,486
RingCentral, Inc.
(Zero Coupon), 3/1/25	175,000	147,219
(Zero Coupon), 3/15/26	95,000	73,055
Splunk, Inc.
0.500%, 9/15/23	105,000	99,798
1.125%, 9/15/25	155,000	136,388
1.125%, 6/15/27	195,000	153,421
Tyler Technologies, Inc.
0.250%, 3/15/26	85,000	80,325
Unity Software, Inc.
(Zero Coupon), 11/15/26§	279,000	202,275
Zendesk, Inc.
0.625%, 6/15/25	170,000	166,940
Zscaler, Inc.
0.125%, 7/1/25(x)	180,000	229,230

		5,613,317

Technology Hardware, Storage & Peripherals (0.9%)
3D Systems Corp.
(Zero Coupon), 11/15/26§	83,000	57,187
Pure Storage, Inc.
0.125%, 4/15/23	75,000	84,675
Western Digital Corp.
1.500%, 2/1/24(e)	185,000	175,194

		317,056

Total Information Technology		10,414,416

Materials (0.6%)
Chemicals (0.1%)
Amyris, Inc.
1.500%, 11/15/26§	95,000	47,120

Metals & Mining (0.5%)
MP Materials Corp.
0.250%, 4/1/26§	95,000	86,260
United States Steel Corp.
5.000%, 11/1/26	45,000	68,917

		155,177

Total Materials		202,297

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
Pebblebrook Hotel Trust (REIT)
1.750%, 12/15/26	135,000	115,155

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate Management & Development (1.5%)
Opendoor Technologies, Inc.
0.250%, 8/15/26§	$150,000	$83,333
Realogy Group LLC
0.250%, 6/15/26	85,000	59,330
Redfin Corp.
(Zero Coupon), 10/15/25	130,000	75,647
0.500%, 4/1/27	80,000	38,966
Zillow Group, Inc.
0.750%, 9/1/24	90,000	89,325
2.750%, 5/15/25	110,000	99,990
1.375%, 9/1/26	65,000	62,822

		509,413

Total Real Estate		624,568

Utilities (1.7%)
Electric Utilities (0.3%)
NRG Energy, Inc.
2.750%, 6/1/48	95,000	101,128

Independent Power and Renewable Electricity Producers (1.2%)
NextEra Energy Partners LP
(Zero Coupon), 6/15/24§	70,000	66,010
(Zero Coupon), 11/15/25§	115,000	114,765
Ormat Technologies, Inc.
2.500%, 7/15/27§	68,000	77,928
Sunnova Energy International, Inc.
0.250%, 12/1/26	80,000	67,160
2.625%, 2/15/28§	97,000	86,233

		412,096

Multi-Utilities (0.2%)
CenterPoint Energy, Inc.
3.369%, 9/15/29(e)	200,000	77,715

Total Utilities		590,939

Total Convertible Bonds		28,905,246

Total Long-Term Debt Securities (82.3%) (Cost $38,930,782)		28,905,246

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	166,862	166,928

	Principal Amount	Value (Note 1)
Repurchase Agreements (7.1%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,193,221, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $1,216,784.(xx)	$1,192,926	1,192,926
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $500,127, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $510,247.(xx)	500,000	500,000
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $800,498, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $876,840.(xx)	800,000	800,000

Total Repurchase Agreements		2,492,926

Total Short-Term Investments (7.6%) (Cost $2,659,854)		2,659,854

Total Investments in Securities (106.6%) (Cost $48,754,908)		37,433,247
Other Assets Less Liabilities (-6.6%)		(2,304,959)

Net Assets (100%)		$35,128,288

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2022, the market value of these securities amounted to $6,141,571 or 17.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2022. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $2,436,330. This was collateralized by cash of $2,492,926 which was subsequently invested in joint repurchase agreements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Communication Services	$—	$4,592,029	$—	$4,592,029
Consumer Discretionary	—	4,819,682	—	4,819,682
Consumer Staples	—	348,880	—	348,880
Energy	—	571,950	—	571,950
Financials	—	798,295	—	798,295
Health Care	—	4,111,786	—	4,111,786
Industrials	—	1,830,404	—	1,830,404
Information Technology	—	10,414,416	—	10,414,416
Materials	—	202,297	—	202,297
Real Estate	—	624,568	—	624,568
Utilities	—	590,939	—	590,939
Convertible Preferred Stocks
Communication Services	40,016	359,968	—	399,984
Consumer Discretionary	151,368	—	—	151,368
Financials	1,564,706	158,141	—	1,722,847
Health Care	800,275	—	—	800,275
Industrials	454,305	—	—	454,305
Information Technology	46,156	—	—	46,156
Materials	170,051	—	—	170,051
Utilities	2,123,161	—	—	2,123,161
Short-Term Investments
Investment Company	166,928	—	—	166,928
Repurchase Agreements	—	2,492,926	—	2,492,926

Total Assets	$5,516,966	$31,916,281	$—	$37,433,247

Total Liabilities	$—	$—	$—	$—

Total	$5,516,966	$31,916,281	$—	$37,433,247

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$630,927
Aggregate gross unrealized depreciation	(12,261,803)

Net unrealized depreciation	$(11,630,876)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$49,064,123

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (17.3%)
AASET US Ltd.,
Series 2018-1A A
3.844%, 1/16/38§	$534,341	$346,544
ABFC Trust,
Series 2007-WMC1 A1A
4.334%, 6/25/37(l)	2,720,724	1,896,462
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP5 A2D
3.604%, 10/25/36(l)	2,338,297	841,161
AIMCO CLO,
Series 2018-AA D
5.290%, 4/17/31(l)§	500,000	439,575
Aligned Data Centers Issuer LLC,
Series 2021-1A A2
1.937%, 8/15/46§	1,250,000	1,073,464
Series 2021-1A B
2.482%, 8/15/46§	1,000,000	844,873
American Airlines Pass-Through Trust,
Series 2015-1 B
3.700%, 5/1/23	2,050,383	1,973,547
Amortizing Residential Collateral Trust,
Series 2002-BC10 M1
4.584%, 1/25/33(l)	1,983,142	1,836,208
Apidos CLO XII,
Series 2013-12A DR
5.112%, 4/15/31(l)§	500,000	429,431
Ares XXVIIIR CLO Ltd.,
Series 2018-28RA C
4.890%, 10/17/30(l)§	500,000	462,404
Atrium IX,
Series 9A DR
6.643%, 5/28/30(l)§	500,000	455,554
Babson CLO Ltd.,
Series 2015-IA DR
5.310%, 1/20/31(l)§	500,000	438,276
Bain Capital Credit CLO Ltd.,
Series 2017-2A DR2
5.883%, 7/25/34(l)§	1,000,000	892,168
Series 2020-5A D
6.260%, 1/20/32(l)§	1,000,000	896,392
Barings CLO Ltd.,
Series 2015-2A DR
5.660%, 10/20/30(l)§	500,000	447,348
Series 2017-1A D
6.340%, 7/18/29(l)§	500,000	464,926
Series 2019-1A DR
6.162%, 4/15/36(l)§	500,000	456,123
Series 2019-2A CR
5.912%, 4/15/36(l)§	500,000	449,230
Series 2020-1A DR
5.712%, 10/15/36(l)§	1,000,000	894,969
Blackbird Capital Aircraft,
Series 2021-1A B
3.446%, 7/15/46§	1,877,164	1,409,622
BSPRT Issuer Ltd.,
Series 2021-FL7 A
4.138%, 12/15/38(l)§	654,000	631,147
Canyon Capital CLO Ltd.,
Series 2014-1A CR
5.532%, 1/30/31(l)§	500,000	426,840
Series 2017-1A DR
5.512%, 7/15/30(l)§	500,000	436,235
Series 2021-1A D
5.612%, 4/15/34(l)§	500,000	429,619
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A DRR
6.010%, 7/20/34(l)§	1,000,000	864,537
Carlyle US CLO Ltd.,
Series 2021-1A D
8.512%, 4/15/34(l)§	500,000	404,531
Castlelake Aircraft Structured Trust,
Series 2019-1A A
3.967%, 4/15/39§	307,260	265,039
Series 2021-1A B
6.656%, 1/15/46§	1,450,581	1,167,645
Cathedral Lake VIII Ltd.,
Series 2021-8A C
5.330%, 1/20/35(l)§	500,000	444,223
Series 2021-8A D1
6.130%, 1/20/35(l)§	1,000,000	842,855
CHCP Ltd.,
Series 2021-FL1 C
5.136%, 2/15/38(l)§	550,000	533,456
CIFC Funding Ltd.,
Series 2015-4A CR2
5.710%, 4/20/34(l)§	1,000,000	877,698
Series 2017-1A D
6.232%, 4/23/29(l)§	1,000,000	925,197
CLI Funding VIII LLC,
Series 2021-1A A
1.640%, 2/18/46§	839,595	716,975
Cook Park CLO Ltd.,
Series 2018-1A C
4.490%, 4/17/30(l)§	1,000,000	919,555
Series 2018-1A D
5.340%, 4/17/30(l)§	500,000	434,897
Crown Point CLO IV Ltd.,
Series 2018-4A C
4.610%, 4/20/31(l)§	500,000	454,951
DataBank Issuer,
Series 2021-1A A2
2.060%, 2/27/51§	500,000	429,731
Series 2021-1A B
2.650%, 2/27/51§	1,500,000	1,295,196
Dryden 40 Senior Loan Fund,
Series 2015-40A DR
6.005%, 8/15/31(l)§	500,000	447,789
Dryden 41 Senior Loan Fund,
Series 2015-41A DR
5.112%, 4/15/31(l)§	500,000	435,797
Dryden 43 Senior Loan Fund,
Series 2016-43A DR3
5.960%, 4/20/34(l)§	500,000	445,435
Dryden 57 CLO Ltd.,
Series 2018-57A D
5.455%, 5/15/31(l)§	500,000	434,864
Dryden 87 CLO Ltd.,
Series 2021-87A D
5.934%, 5/20/34(l)§	500,000	434,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Elevation CLO Ltd.,
Series 2013-1A BR2
6.155%, 8/15/32(l)§	$1,250,000	$1,174,079
FMC GMSR Issuer Trust,
Series 2020-GT1 A
4.450%, 1/25/26(l)§	2,000,000	1,739,686
Fremont Home Loan Trust,
Series 2006-D 1A1
3.224%, 11/25/36(l)	5,014,905	2,911,285
Galaxy Xxviii CLO Ltd.,
Series 2018-28A D
5.512%, 7/15/31(l)§	500,000	430,916
Generate CLO 2 Ltd.,
Series 2A CR
4.609%, 1/22/31(l)§	500,000	456,898
Gilbert Park CLO Ltd.,
Series 2017-1A D
5.462%, 10/15/30(l)§	500,000	448,401
Goldentree Loan Management US CLO 3 Ltd.,
Series 2018-3A D
5.560%, 4/20/30(l)§	1,500,000	1,334,244
Goodgreen Trust,
Series 2020-1A A
2.630%, 4/15/55§	345,530	279,199
Invitation Homes Trust,
Series 2018-SFR1 C
4.243%, 3/17/37(l)§	739,894	734,766
ITE Rail Fund Levered LP,
Series 2021-3A A
2.210%, 6/28/51§	471,204	403,820
Jersey Mike’s Funding,
Series 2019-1A A2
4.433%, 2/15/50§	992,500	922,006
JOL Air Ltd.,
Series 2019-1 A
3.967%, 4/15/44§	383,453	318,809
Kestrel Aircraft Funding Ltd.,
Series 2018-1A A
4.250%, 12/15/38§	712,472	600,278
LCM 28 Ltd.,
Series 28A D
5.660%, 10/20/30(l)§	500,000	409,707
LCM XXI LP,
Series 21A DR
5.510%, 4/20/28(l)§	500,000	460,835
Long Point Park CLO Ltd.,
Series 2017-1A C
5.140%, 1/17/30(l)§	500,000	433,396
MACH 1 Cayman Ltd.,
Series 2019-1 A
3.474%, 10/15/39§	1,035,569	910,382
Madison Park Funding LII Ltd.,
Series 2021-52A D
5.909%, 1/22/35(l)§	500,000	442,579
Madison Park Funding XI Ltd.,
Series 2013-11A DR
6.033%, 7/23/29(l)§	500,000	452,246
Madison Park Funding XIV Ltd.,
Series 2014-14A DRR
5.709%, 10/22/30(l)§	500,000	448,186
Madison Park Funding XX Ltd.,
Series 2016-20A DR
5.769%, 7/27/30(l)§	900,000	800,941
Magnetite XXIII Ltd.,
Series 2019-23A DR
5.833%, 1/25/35(l)§	500,000	442,799
Magnetite XXXI Ltd.,
Series 2021-31A E
8.512%, 7/15/34(l)§	500,000	427,223
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A2C
3.384%, 7/25/37(l)	5,332,802	1,268,388
MidOcean Credit CLO III,
Series 2014-3A BR
4.532%, 4/21/31(l)§	1,000,000	936,154
Mosaic Solar Loan Trust,
Series 2018-1A A
4.010%, 6/22/43§	185,815	174,888
Series 2018-2GS A
4.200%, 2/22/44§	294,506	272,422
Series 2019-2A B
3.280%, 9/20/40§	271,174	252,709
Nassau Ltd.,
Series 2018-IA A
3.662%, 7/15/31(l)§	500,000	479,256
NBC Funding LLC,
Series 2021-1 A2
2.989%, 7/30/51§	1,364,688	1,175,246
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§	4,937,500	4,103,730
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A DR
5.560%, 7/20/31(l)§	1,000,000	891,988
NP SPE II LLC,
Series 2017-1A A1
3.372%, 10/21/47§	372,155	349,321
Octagon 53 Ltd.,
Series 2021-1A E
9.012%, 4/15/34(l)§	1,000,000	843,203
Octagon Investment Partners 31 Ltd.,
Series 2017-1A DR
6.110%, 7/20/30(l)§	500,000	452,438
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D
5.210%, 1/20/30(l)§	500,000	429,561

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
OHA Credit Funding 1 Ltd.,
Series 2018-1A D
5.760%, 10/20/30(l)§	$500,000	$449,268
OHA Credit Funding 5 Ltd.,
Series 2020-5A E
8.990%, 4/18/33(l)§	1,000,000	869,941
Option One Mortgage Loan Trust,
Series 2006-1 M2
3.654%, 1/25/36(l)	3,164,000	2,371,346
Ownit Mortgage Loan Trust,
Series 2006-3 M1
3.579%, 3/25/37(l)	2,289,867	2,137,137
Primrose Funding LLC,
Series 2019-1A A2
4.475%, 7/30/49§	972,500	886,738
Sapphire Aviation Finance II Ltd.,
Series 2020-1A A
3.228%, 3/15/40§	381,455	315,869
Sound Point CLO XXIV,
Series 2019-3A DR
6.283%, 10/25/34(l)§	500,000	417,325
Sound Point CLO XXVI Ltd.,
Series 2020-1A DR
6.060%, 7/20/34(l)§	500,000	415,681
Sound Point CLO XXXII Ltd.,
Series 2021-4A D
6.183%, 10/25/34(l)§	500,000	416,881
Stack Infrastructure Issuer LLC,
Series 2019-2A A2
3.080%, 10/25/44§	500,000	475,030
Series 2020-1A A2
1.893%, 8/25/45§	500,000	449,320
Sunnova Helios II Issuer LLC,
Series 2021-B B
2.010%, 7/20/48§	574,716	469,340
Sunnova Helios V Issuer LLC,
Series 2021-A A
1.800%, 2/20/48§	647,151	523,540
Sunnova Sol II Issuer LLC,
Series 2020-2A A
2.730%, 11/1/55§	717,956	566,857
Sunrun Atlas Issuer LLC,
Series 2019-2 A
3.610%, 2/1/55§	462,083	409,230
TAL Advantage VII LLC,
Series 2020-1A A
2.050%, 9/20/45§	316,000	279,609
Textainer Marine Containers VII Ltd.,
Series 2020-2A A
2.100%, 9/20/45§	404,218	350,893
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR
5.412%, 1/15/31(l)§	500,000	429,853
Series 2014-2A ER
8.262%, 1/15/31(l)§	500,000	379,204
Series 2017-3A DR
6.362%, 4/15/35(l)§	1,000,000	894,694
Series 2018-1A B
4.162%, 7/15/30(l)§	2,000,000	1,884,614
Series 2018-1A D
5.412%, 7/15/30(l)§	500,000	434,752
Series 2018-1A E
8.012%, 7/15/30(l)§	500,000	393,065
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A A
4.212%, 5/17/32(e)§	536,481	451,995
Triton Container Finance VIII LLC,
Series 2020-1A A
2.110%, 9/20/45§	415,000	358,061
Series 2021-1A A
1.860%, 3/20/46§	872,500	732,594
Triumph Rail Holdings LLC,
Series 2021-2 A
2.150%, 6/19/51§	469,213	402,635
United Airlines Pass-Through Trust,
Series 2016-1 B
3.650%, 1/7/26	384,115	331,244
Upland CLO Ltd.,
Series 2016-1A CR
5.610%, 4/20/31(l)§	1,000,000	859,284
Vantage Data Centers LLC,
Series 2020-2A A2
1.992%, 9/15/45§	250,000	210,018
VERDE CLO Ltd.,
Series 2019-1A DR
5.762%, 4/15/32(l)§	1,000,000	874,459
Verus Securitization Trust,
Series 2020-NPL1 A1
3.598%, 8/25/50(e)§	5,536	5,526
Vivint Solar Financing V LLC,
Series 2018-1A A
4.730%, 4/30/48§	930,140	822,346
VOLT CVI LLC,
Series 2021-NP12 A1
2.734%, 12/26/51(e)§	2,646,993	2,451,380
Voya CLO Ltd.,
Series 2014-4A DR
8.433%, 7/14/31(l)§	1,000,000	752,354
Series 2017-3A CR
5.860%, 4/20/34(l)§	1,500,000	1,280,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
WAVE LLC,
Series 2019-1 A
3.597%, 9/15/44§	$828,744	$655,712
Wind River CLO Ltd.,
Series 2014-3A DR2
6.159%, 10/22/31(l)§	1,500,000	1,316,444
York CLO 1 Ltd.,
Series 2014-1A CRR
4.859%, 10/22/29(l)§	1,000,000	938,040

Total Asset- Backed Securities		88,921,943

Collateralized Mortgage Obligations (12.5%)
Ajax Mortgage Loan Trust,
Series 2020-D A
2.250%, 6/25/60(e)§	654,108	615,681
Alternative Loan Trust,
Series 2005-69 A1
2.104%, 12/25/35(l)	1,134,574	1,007,953
Series 2006-19CB A15
6.000%, 8/25/36	178,620	111,898
Series 2006-6CB 2A10
6.000%, 5/25/36	1,660,429	756,300
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39§	3,400,000	3,038,080
Asset-Backed Certificates Trust,
Series 2006-IM1 A2
3.564%, 4/25/36(l)	855,129	723,324
Banc of America Funding Trust,
Series 2005-6 1A8
6.000%, 10/25/35	198,425	154,628
Series 2007-5 3A1
6.000%, 7/25/37	1,833,190	1,353,846
Banc of America Mortgage Trust,
Series 2007-3 2A8
7.000%, 9/25/37	2,262,503	1,897,571
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2
6.000%, 2/25/37	1,788,762	941,531
Series 2006-J4 A5
6.250%, 9/25/36	307,869	125,492
Series 2007-14 A18
6.000%, 9/25/37	1,533,328	865,692
Series 2007-HY1 1A1
2.862%, 4/25/37(l)	182,888	166,194
Series 2007-HY1 2A1
3.349%, 3/25/37(l)	71,671	63,180
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2
2.664%, 3/25/36(l)	124,240	116,141
Series 2006-AR7 2A3A
3.725%, 11/25/36(l)	211,303	199,463
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4
6.000%, 2/25/37	1,182,930	1,047,657
Connecticut Avenue Securities Trust,
Series 2022-R02 2M2
5.281%, 1/25/42(l)§	2,500,000	2,282,471
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1
6.500%, 6/25/36	5,222,016	1,194,779
FHLMC,
Series 4050 ND
2.500%, 9/15/41	170,238	166,243
Series 4076 QD
2.500%, 11/15/41	198,567	191,469
Series 4471 GA
3.000%, 2/15/44	250,167	233,683
Series 4483 CA
3.000%, 6/15/44	118,976	111,459
FHLMC STACR REMIC Trust,
Series 2022-DNA2 M1B
4.681%, 2/25/42(l)§	1,000,000	928,750
Series 2022-DNA3 M1B
5.181%, 4/25/42(l)§	2,800,000	2,642,496
Figure Line of Credit Trust,
Series 2020-1 A
4.040%, 9/25/49(l)§	768,151	736,606
FNMA,
Series 2013-18 CD
1.500%, 10/25/27	232,656	224,565
Series 2013-54 NP
2.500%, 3/25/43	480,438	441,966
Series 2015-42 CA
3.000%, 3/25/44	344,447	325,477
Series 2017-46 ZL
3.500%, 6/25/57	3,354,092	2,827,707
Series 2018-44 PZ
3.500%, 6/25/48	2,036,152	1,829,811
Series 2021-48 NS
1.369%, 8/25/51 IO(l)	2,267,596	103,677
Series 2022-17 ZG
2.500%, 1/25/52	3,031,380	1,824,205
Series 2022-40 AZ
2.000%, 8/25/50	6,521,685	4,343,540
GNMA,
Series 2020-188
2.000%, 12/20/50 IO	2,859,212	305,205
Series 2021-117 ID
3.500%, 6/20/51 IO	1,756,785	198,839
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3
3.324%, 4/25/47(l)	2,621,355	2,337,243
HomeBanc Mortgage Trust,
Series 2005-4 M4
4.059%, 10/25/35(l)	7,066,300	6,037,283

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Imperial Fund Mortgage Trust,
Series 2021-NQM4 M1
3.446%, 1/25/57(l)§	$1,500,000	$1,094,867
PRPM LLC,
Series 2021-10 A1
2.487%, 10/25/26(e)§	1,652,688	1,492,372
Series 2021-2 A2
3.770%, 3/25/26(l)§	3,100,000	2,711,538
Series 2022-5 A1
6.900%, 9/27/27(e)§	4,600,000	4,559,989
RALI Trust,
Series 2006-QS17 A7
6.000%, 12/25/36	1,546,900	1,266,862
Series 2007-QS8 A10
6.000%, 6/25/37	1,010,040	820,307
RBSGC Mortgage Loan Trust,
Series 2005-A 3A
6.000%, 4/25/35	1,576,769	753,427
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	141,916	115,411
Seasoned Credit Risk Transfer Trust,
Series 2018-2 HV
3.000%, 11/25/57(l)	2,153,391	1,950,439
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A
3.964%, 10/25/35(l)	1,058,372	966,032
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	129,394	114,316
Towd Point Mortgage Trust,
Series 2019-1 M1
3.692%, 3/25/58(l)§	2,500,000	2,097,757
Verus Securitization Trust,
Series 2020-4 M1
3.291%, 5/25/65(l)§	1,200,000	1,125,509
Series 2021-3 M1
2.397%, 6/25/66(l)§	2,500,000	1,761,475
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	144,849	126,903
Series 2007-PA6 A1
3.864%, 12/28/37(l)	1,060,492	985,838

Total Collateralized Mortgage Obligations		64,415,147

Commercial Mortgage-Backed Securities (7.1%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C
3.727%, 8/14/34(l)§	516,000	456,799
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 C
4.486%, 9/15/48(l)	886,000	777,484
BANK,
Series 2017-BNK5 B
3.896%, 6/15/60(l)	557,000	497,240
Series 2017-BNK5 C
4.331%, 6/15/60(l)	600,000	524,276
Series 2021-BN37 C
3.212%, 11/15/64(l)	412,000	311,995
Series 2022-BNK39 AS
3.181%, 2/15/55	698,000	570,687
Series 2022-BNK39 E
2.500%, 2/15/55§	174,000	103,281
BBCMS Mortgage Trust,
Series 2018-TALL F
6.053%, 3/15/37(l)§	550,000	461,598
Series 2020-C6 F5TC
3.811%, 2/15/53(l)§	644,000	449,062
Series 2021-C12 XD
1.152%, 11/15/54 IO(l)§	9,899,000	735,241
Benchmark Mortgage Trust,
Series 2018-B2 C
4.381%, 2/15/51(l)	803,000	691,307
Series 2021-B23 XA
1.380%, 2/15/54 IO(l)	4,864,580	334,078
Series 2022-B32 AS
3.528%, 1/15/55(l)	650,000	537,620
BPR Trust,
Series 2022-OANA A
4.743%, 4/15/37(l)§	1,000,000	975,314
BX Commercial Mortgage Trust,
Series 2021-XL2 E
4.663%, 10/15/38(l)§	847,584	784,065
BX Trust,
Series 2019-OC11 D
4.075%, 12/9/41(l)§	517,000	418,194
Series 2019-OC11 E
4.075%, 12/9/41(l)§	458,000	351,115
Series 2021-VIEW C
5.168%, 6/15/36(l)§	601,000	581,790
Series 2021-VIEW D
5.718%, 6/15/36(l)§	601,000	568,806
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C
4.123%, 5/15/52(l)§	502,000	452,837

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
CFCRE Commercial Mortgage Trust,
Series 2016-C6 B
3.804%, 11/10/49	$900,000	$795,572
Series 2017-C8 B
4.199%, 6/15/50(l)	514,000	464,364
Citigroup Commercial Mortgage Trust,
Series 2016-GC36 B
4.908%, 2/10/49(l)	504,000	447,631
Series 2016-P4 XA
2.054%, 7/10/49 IO(l)	666,654	34,342
Series 2017-C4 B
4.096%, 10/12/50(l)	343,000	302,854
Series 2019-GC41 B
3.199%, 8/10/56	276,000	225,593
Series 2020-420K D
3.422%, 11/10/42(l)§	350,000	263,923
Series 2020-420K E
3.422%, 11/10/42(l)§	350,000	252,568
Series 2020-555 F
3.620%, 12/10/41(l)§	364,000	254,304
Series 2020-555 G
3.620%, 12/10/41(l)§	364,000	238,645
Series 2020-GC46 B
3.150%, 2/15/53(l)	401,000	324,340
Commercial Mortgage Trust,
Series 2013-CR10 XA
0.804%, 8/10/46 IO(l)	1,233,671	5,632
Series 2014-CR16 C
5.081%, 4/10/47(l)	900,000	855,576
Series 2015-CR25 B
4.669%, 8/10/48(l)	675,000	634,456
Series 2015-CR26 XA
1.058%, 10/10/48 IO(l)	1,081,814	23,131
Series 2015-DC1 C
4.441%, 2/10/48(l)	100,000	91,742
Series 2016-DC2 XA
1.092%, 2/10/49 IO(l)	749,158	18,681
Series 2020-CX D
2.773%, 11/10/46(l)§	900,000	649,031
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA
0.961%, 4/15/50 IO(l)	1,302,455	18,150
Series 2016-C6 B
3.924%, 1/15/49(l)	485,000	440,277
Series 2018-C14 C
5.080%, 11/15/51(l)	640,000	564,556
CSMC Trust,
Series 2021-B33 B
3.766%, 10/10/43(l)§	679,000	545,512
Series 2021-B33 C
3.766%, 10/10/43(l)§	228,000	174,363
Great Wolf Trust,
Series 2019-WOLF F
5.949%, 12/15/36(l)§	478,000	451,881
GS Mortgage Securities Corp. II,
Series 2013-GC10 XA
1.595%, 2/10/46 IO(l)	886,370	64
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR C
4.068%, 7/15/35(l)§	272,000	254,419
GS Mortgage Securities Trust,
Series 2014-GC26 D
4.672%, 11/10/47(l)§	197,000	139,428
Series 2015-GS1 B
4.238%, 11/10/48(l)	582,000	520,285
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA
1.050%, 1/15/49 IO(l)	641,889	14,986
Series 2020-LOOP E
3.990%, 12/5/38(l)§	345,000	249,530
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23 D
4.132%, 9/15/47(l)§	370,000	326,572
Series 2015-C27 D
3.944%, 2/15/48(l)§	347,000	290,845
Series 2015-C32 C
4.805%, 11/15/48(l)	91,000	69,415
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C
3.868%, 7/15/50(l)	800,000	670,800
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 AS
3.484%, 6/15/49	800,000	723,930
Series 2016-C2 XA
1.647%, 6/15/49 IO(l)	720,828	28,299
LCCM Trust,
Series 2017-LC26 C
4.706%, 7/12/50§	400,000	344,565
LSTAR Commercial Mortgage Trust,
Series 2016-4 C
4.755%, 3/10/49(l)§	72,000	66,199
Med Trust,
Series 2021-MDLN D
4.818%, 11/15/38(l)§	280,000	264,956
MKT Mortgage Trust,
Series 2020-525M E
3.039%, 2/12/40(l)§	275,000	203,922
Series 2020-525M F
3.039%, 2/12/40(l)§	275,000	180,416

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31 B
3.880%, 11/15/49(l)	$871,000	$761,373
Series 2017-C33 B
4.105%, 5/15/50	753,000	678,548
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA
1.014%, 12/15/48 IO(l)	971,845	21,110
Series 2016-UB11 XA
1.579%, 8/15/49 IO(l)	762,457	33,203
Series 2017-HR2 C
4.480%, 12/15/50(l)	845,000	734,222
Series 2019-H7 C
4.128%, 7/15/52	850,000	707,697
Series 2021-L7 XD
1.038%, 10/15/54 IO(l)§	11,180,000	718,833
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA
2.041%, 10/10/48 IO(l)	524,069	24,613
SLG Office Trust,
Series 2021-OVA E
2.851%, 7/15/41§	603,000	425,025
Series 2021-OVA F
2.851%, 7/15/41§	603,000	393,907
TTAN,
Series 2021-MHC F
5.718%, 3/15/38(l)§	879,201	816,337
UBS Commercial Mortgage Trust,
Series 2017-C1 B
4.036%, 6/15/50	1,336,000	1,156,421
Series 2017-C2 C
4.295%, 8/15/50(l)	800,000	683,236
Series 2017-C6 B
4.154%, 12/15/50(l)	343,000	305,657
Series 2017-C7 C
4.731%, 12/15/50(l)	1,009,000	887,259
Series 2018-C10 C
5.224%, 5/15/51(l)	640,000	571,390
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 D
4.201%, 3/10/46(l)§	499,000	329,256
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1
3.940%, 3/25/49(l)§	570,933	513,433
Series 2019-1 M2
4.010%, 3/25/49(l)§	238,999	220,208
Series 2019-1 M3
4.120%, 3/25/49(l)§	206,977	187,050
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30 XA
1.032%, 9/15/58 IO(l)	6,523,993	135,476
Series 2015-C31 C
4.750%, 11/15/48(l)	105,000	94,916
Series 2015-P2 XA
1.088%, 12/15/48 IO(l)	650,706	15,566
Series 2016-C35 B
3.438%, 7/15/48	533,000	474,998
Series 2016-NXS6 B
3.811%, 11/15/49	750,000	672,086
Series 2016-NXS6 XA
1.728%, 11/15/49 IO(l)	716,509	32,919
Series 2017-RC1 XA
1.625%, 1/15/60 IO(l)	897,916	44,987
Series 2019-C50 C
4.345%, 5/15/52	412,000	341,386
Series 2020-C57 XA
2.220%, 8/15/53 IO(l)	3,610,946	398,904
Series 2020-C58 B
2.704%, 7/15/53	800,000	626,318
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA
1.166%, 8/15/47 IO(l)	2,001,509	29,122
Series 2014-C23 D
4.151%, 10/15/57(l)§	517,000	454,102

Total Commercial Mortgage-Backed Securities		36,498,102

Convertible Bond (0.0%)†
Communication Services (0.0%)†
Wireless Telecommunication Services (0.0%)†
Digicel Group Holdings Ltd.
7.000%, 10/17/22 PIK(y)§	39,637	4,535

Total Communication Services		4,535

Total Convertible Bond		4,535

Corporate Bonds (23.4%)
Communication Services (1.7%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
4.300%, 2/15/30	500,000	456,040
2.750%, 6/1/31	225,000	180,632
3.500%, 9/15/53	984,000	657,254
3.550%, 9/15/55	527,000	343,570
Bell Canada (The)
3.650%, 8/15/52	85,000	60,038
CCO Holdings LLC
4.750%, 3/1/30§	140,000	112,974
4.750%, 2/1/32(x)§	150,000	116,560
4.250%, 1/15/34§	145,000	103,766
Frontier Communications Holdings LLC
5.875%, 10/15/27§	50,000	45,000
5.000%, 5/1/28§	110,000	94,402

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 1/15/30§	$150,000	$117,901
KT Corp.
2.500%, 7/18/26(m)	600,000	546,300
Lumen Technologies, Inc.
5.125%, 12/15/26§	135,000	116,438
4.000%, 2/15/27§	120,000	101,425
NBN Co. Ltd.
1.450%, 5/5/26§	275,000	240,352
Sable International Finance Ltd.
5.750%, 9/7/27(m)	200,000	174,750
Verizon Communications, Inc.
3.150%, 3/22/30	500,000	425,886
3.875%, 3/1/52	115,000	84,316

		3,977,604

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	175,000	130,375
Live Nation Entertainment, Inc.
4.750%, 10/15/27(x)§	195,000	169,052
Warnermedia Holdings, Inc.
3.755%, 3/15/27§	425,000	382,046

		681,473

Media (0.5%)
Charter Communications Operating LLC
4.908%, 7/23/25	365,000	355,412
3.500%, 3/1/42	410,000	246,344
Clear Channel Outdoor Holdings, Inc.
7.500%, 6/1/29§	175,000	126,875
Comcast Corp.
3.950%, 10/15/25	220,000	214,244
3.400%, 4/1/30	390,000	343,942
Directv Financing LLC
5.875%, 8/15/27§	130,000	111,962
DISH DBS Corp.
5.750%, 12/1/28§	155,000	116,802
5.125%, 6/1/29	90,000	52,875
GCI LLC
4.750%, 10/15/28§	150,000	124,278
Interpublic Group of Cos., Inc. (The)
5.400%, 10/1/48	250,000	219,676
McGraw-Hill Education, Inc.
5.750%, 8/1/28§	125,000	103,594
News Corp.
5.125%, 2/15/32§	90,000	79,519
Nexstar Media, Inc.
5.625%, 7/15/27§	85,000	78,051
Scripps Escrow, Inc.
5.875%, 7/15/27(x)§	210,000	182,700
Townsquare Media, Inc.
6.875%, 2/1/26§	135,000	123,863
VTR Finance NV
6.375%, 7/15/28(m)	200,000	108,500

		2,588,637

Wireless Telecommunication Services (0.3%)
Digicel Group Holdings Ltd.
8.000%, 4/1/25 PIK§	28,036	11,908
Telefonica Moviles Chile SA
3.537%, 11/18/31§	300,000	233,963
T-Mobile USA, Inc.
2.250%, 2/15/26	400,000	357,368
3.875%, 4/15/30	300,000	266,349
2.550%, 2/15/31	500,000	396,007
3.400%, 10/15/52	390,000	259,047
VTR Comunicaciones SpA
5.125%, 1/15/28(m)	200,000	135,412

		1,660,054

Total Communication Services		8,907,768

Consumer Discretionary (1.7%)
Auto Components (0.1%)
American Axle & Manufacturing, Inc.
5.000%, 10/1/29(x)	130,000	98,150
Clarios Global LP
6.250%, 5/15/26§	126,000	120,330
Dealer Tire LLC
8.000%, 2/1/28§	115,000	100,625
Goodyear Tire & Rubber Co. (The)
5.250%, 7/15/31(x)	240,000	192,000
Icahn Enterprises LP
5.250%, 5/15/27	150,000	131,632

		642,737

Automobiles (0.3%)
Ford Motor Co.
3.250%, 2/12/32	390,000	279,431
Hyundai Capital America
2.650%, 2/10/25§	780,000	725,690
Volkswagen Group of America Finance LLC
4.250%, 11/13/23§	290,000	287,294

		1,292,415

Distributors (0.0%)†
BCPE Empire Holdings, Inc.
7.625%, 5/1/27(x)§	195,000	169,163

Diversified Consumer Services (0.0%)†
Metis Merger Sub LLC
6.500%, 5/15/29§	245,000	190,488

Hotels, Restaurants & Leisure (0.7%)
Caesars Entertainment, Inc.
4.625%, 10/15/29(x)§	155,000	118,962
Carnival Corp.
5.750%, 3/1/27§	525,000	367,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Cedar Fair LP
5.250%, 7/15/29	$130,000	$111,390
Expedia Group, Inc.
5.000%, 2/15/26	180,000	176,402
3.800%, 2/15/28	75,000	66,365
3.250%, 2/15/30	130,000	106,970
2.950%, 3/15/31(x)	45,000	34,487
Fertitta Entertainment LLC
6.750%, 1/15/30§	255,000	193,417
Marriott International, Inc.
Series II
2.750%, 10/15/33	480,000	345,909
Series R
3.125%, 6/15/26	425,000	391,648
McDonald’s Corp.
4.450%, 3/1/47	390,000	327,957
Midwest Gaming Borrower LLC
4.875%, 5/1/29§	325,000	267,004
NCL Corp. Ltd.
5.875%, 2/15/27§	150,000	124,875
Premier Entertainment Sub LLC
5.625%, 9/1/29§	150,000	102,563
5.875%, 9/1/31§	65,000	43,257
Scientific Games Holdings LP
6.625%, 3/1/30§	280,000	224,448
Scientific Games International, Inc.
7.250%, 11/15/29(x)§	135,000	125,356
Viking Cruises Ltd.
5.875%, 9/15/27§	310,000	236,375

		3,364,885

Household Durables (0.0%)†
Mattamy Group Corp.
4.625%, 3/1/30(x)§	180,000	137,079
SWF Escrow Issuer Corp.
6.500%, 10/1/29§	95,000	56,050

		193,129

Multiline Retail (0.2%)
Dollar General Corp.
4.250%, 9/20/24(x)	175,000	172,946
Dollar Tree, Inc.
4.000%, 5/15/25	690,000	668,943
3.375%, 12/1/51	65,000	42,284

		884,173

Specialty Retail (0.4%)
AutoNation, Inc.
3.850%, 3/1/32	390,000	310,465
Dick’s Sporting Goods, Inc.
3.150%, 1/15/32	735,000	562,491
4.100%, 1/15/52	200,000	122,888
Lowe’s Cos., Inc.
4.400%, 9/8/25	205,000	202,248
5.625%, 4/15/53	210,000	196,390
Michaels Cos., Inc. (The)
5.250%, 5/1/28(x)§	165,000	115,706
Sonic Automotive, Inc.
4.625%, 11/15/29§	305,000	239,425
SRS Distribution, Inc.
4.625%, 7/1/28§	225,000	192,688
Staples, Inc.
7.500%, 4/15/26§	230,000	193,002
Victoria’s Secret & Co.
4.625%, 7/15/29§	170,000	127,971

		2,263,274

Total Consumer Discretionary		9,000,264

Consumer Staples (0.8%)
Beverages (0.2%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	385,000	335,485
Anheuser-Busch InBev Worldwide, Inc.
4.600%, 4/15/48	400,000	329,549
Constellation Brands, Inc.
3.150%, 8/1/29	315,000	270,217
2.875%, 5/1/30	90,000	74,523
PepsiCo, Inc.
3.600%, 2/18/28	220,000	208,670
Primo Water Holdings, Inc.
4.375%, 4/30/29§	155,000	127,960

		1,346,404

Food & Staples Retailing (0.2%)
Performance Food Group, Inc.
5.500%, 10/15/27§	140,000	127,236
4.250%, 8/1/29§	145,000	120,727
Sysco Corp.
3.300%, 2/15/50	720,000	474,541
3.150%, 12/14/51	20,000	12,745
United Natural Foods, Inc.
6.750%, 10/15/28(x)§	165,000	151,132

		886,381

Food Products (0.2%)
Post Holdings, Inc.
5.500%, 12/15/29§	170,000	147,050
4.625%, 4/15/30§	28,000	22,925
Smithfield Foods, Inc.
4.250%, 2/1/27§	635,000	585,788
3.000%, 10/15/30§	135,000	104,220

		859,983

Household Products (0.1%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	125,000	98,750
Kronos Acquisition Holdings, Inc.
5.000%, 12/31/26§	120,000	103,350
7.000%, 12/31/27(x)§	205,000	160,156

		362,256

Personal Products (0.0%)†
Coty, Inc.
5.000%, 4/15/26§	150,000	137,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Tobacco (0.1%)
BAT Capital Corp.
3.462%, 9/6/29	$845,000	$687,925

Total Consumer Staples		4,280,199

Energy (3.0%)
Energy Equipment & Services (0.1%)
Halliburton Co.
2.920%, 3/1/30	195,000	162,270
Transocean Poseidon Ltd.
6.875%, 2/1/27§	183,750	168,131
USA Compression Partners LP
6.875%, 9/1/27	180,000	163,206
Weatherford International Ltd.
6.500%, 9/15/28§	155,000	141,050

		634,657

Oil, Gas & Consumable Fuels (2.9%)
Antero Midstream Partners LP
5.750%, 3/1/27§	64,000	59,191
APA Infrastructure Ltd.
4.250%, 7/15/27§	500,000	463,936
BP Capital Markets America, Inc.
2.939%, 6/4/51	295,000	186,930
3.001%, 3/17/52	390,000	250,292
Callon Petroleum Co.
7.500%, 6/15/30(x)§	195,000	170,372
Chesapeake Energy Corp.
5.875%, 2/1/29§	220,000	203,735
CNX Resources Corp.
6.000%, 1/15/29§	175,000	160,321
7.375%, 1/15/31(x)§	110,000	107,909
Continental Resources, Inc.
2.268%, 11/15/26§	335,000	285,306
Ecopetrol SA
4.625%, 11/2/31	150,000	104,700
5.875%, 5/28/45	100,000	59,740
5.875%, 11/2/51	700,000	407,750
EIG Pearl Holdings Sarl
3.545%, 8/31/36(m)	400,000	318,000
Enbridge, Inc.
3.400%, 8/1/51	330,000	223,047
Energy Transfer LP
4.750%, 1/15/26	365,000	352,214
4.400%, 3/15/27	220,000	204,902
5.000%, 5/15/44(e)	430,000	334,681
EQM Midstream Partners LP
4.750%, 1/15/31§	285,000	226,133
Exxon Mobil Corp.
4.227%, 3/19/40	345,000	299,789
Fermaca Enterprises S de RL de CV
6.375%, 3/30/38(m)	235,448	216,759
Galaxy Pipeline Assets Bidco Ltd.
2.160%, 3/31/34§	1,345,204	1,103,067
GNL Quintero SA
4.634%, 7/31/29(m)	411,800	375,665
Gran Tierra Energy International Holdings Ltd.
6.250%, 2/15/25(m)	400,000	328,950
Hess Midstream Operations LP
5.125%, 6/15/28§	160,000	140,000
4.250%, 2/15/30§	285,000	230,850
Hilcorp Energy I LP
6.250%, 11/1/28§	125,000	115,034
5.750%, 2/1/29§	230,000	202,933
Hunt Oil Co. of Peru LLC Sucursal Del Peru
6.375%, 6/1/28(m)	549,600	489,762
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	605,000	605,758
Marathon Petroleum Corp.
5.125%, 12/15/26	315,000	310,391
MC Brazil Downstream Trading Sarl
7.250%, 6/30/31(m)	600,000	444,000
MEG Energy Corp.
5.875%, 2/1/29§	35,000	31,281
NGL Energy Operating LLC
7.500%, 2/1/26§	225,000	199,688
NGPL PipeCo LLC
3.250%, 7/15/31§	160,000	125,044
NuStar Logistics LP
6.375%, 10/1/30	150,000	128,250
Occidental Petroleum Corp.
6.625%, 9/1/30	75,000	76,133
6.125%, 1/1/31(x)	110,000	108,344
6.450%, 9/15/36	105,000	104,606
Oleoducto Central SA
4.000%, 7/14/27(m)	400,000	310,450
ONEOK, Inc.
3.400%, 9/1/29	195,000	163,300
Parkland Corp.
4.500%, 10/1/29§	195,000	156,975
Petrobras Global Finance BV
6.750%, 6/3/50	600,000	487,987
Petroleos del Peru SA
4.750%, 6/19/32(m)	400,000	282,000
Petroleos Mexicanos
6.750%, 9/21/47	200,000	111,250
Pioneer Natural Resources Co.
1.900%, 8/15/30	150,000	114,925
Qatar Energy
2.250%, 7/12/31(m)	800,000	644,000
Rattler Midstream LP
5.625%, 7/15/25§	95,000	96,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Reliance Industries Ltd.
2.875%, 1/12/32(m)	$500,000	$391,388
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	320,000	307,377
Southwestern Energy Co.
5.375%, 2/1/29	145,000	131,338
4.750%, 2/1/32	170,000	142,375
Sunoco LP
6.000%, 4/15/27	90,000	85,524
4.500%, 5/15/29	65,000	53,829
TransCanada PipeLines Ltd.
4.250%, 5/15/28	500,000	464,224
Transportadora de Gas del Peru SA
4.250%, 4/30/28(m)	200,000	185,690
UEP Penonome II SA
6.500%, 10/1/38(m)	664,036	581,778
Western Midstream Operating LP
3.350%, 2/1/25(e)	130,000	120,530

		14,586,591

Total Energy		15,221,248

Financials (5.7%)
Banks (2.7%)
Australia & New Zealand Banking Group Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 2.570%, 11/25/35(k)§	850,000	619,540
Banco Bilbao Vizcaya Argentaria Colombia SA
4.875%, 4/21/25(m)	200,000	189,912
Banco Internacional del Peru SAA Interbank
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.71%), 4.000%, 7/8/30(k)(m)	400,000	359,450
Banco Nacional de Panama
2.500%, 8/11/30§	200,000	146,413
Bank of America Corp.
(SOFR + 1.11%), 3.841%, 4/25/25(k)	225,000	217,936
(SOFR + 1.75%), 4.827%, 7/22/26(k)	255,000	251,228
(SOFR + 1.21%), 2.572%, 10/20/32(k)	325,000	247,662
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	850,000	614,100
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	565,000	492,014
Bank of Nova Scotia (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.588%, 5/4/37(k)	730,000	612,483
Barclays plc
(ICE LIBOR USD 3 Month + 1.38%), 4.302%, 5/16/24(k)	600,000	597,053
BNP Paribas SA
(SOFR + 1.51%), 3.052%, 1/13/31(k)§	750,000	596,212
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 4.042%, 5/17/24(k)	805,000	805,933
(SOFR + 0.69%), 2.014%, 1/25/26(k)	160,000	147,935
(SOFR + 1.28%), 3.070%, 2/24/28(k)	150,000	134,785
Commonwealth Bank of Australia
4.316%, 1/10/48§	700,000	524,059
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.38%), 4.616%, 9/12/26(k)	900,000	879,814
JPMorgan Chase & Co.
(SOFR + 0.92%), 2.595%, 2/24/26(k)	275,000	257,517
(SOFR + 1.99%), 4.851%, 7/25/28(k)	125,000	120,125
(SOFR + 1.02%), 2.069%, 6/1/29(k)	365,000	295,930
(SOFR + 2.04%), 2.522%, 4/22/31(k)	545,000	430,635
(SOFR + 1.25%), 2.580%, 4/22/32(k)	460,000	357,019
(SOFR + 1.26%), 2.963%, 1/25/33(k)	450,000	353,921
Korea Development Bank (The)
1.000%, 9/9/26	800,000	692,632
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	725,000	635,781
National Australia Bank Ltd.
2.990%, 5/21/31§	645,000	494,255
NatWest Markets plc
0.800%, 8/12/24§	475,000	436,401

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28(k)	$180,000	$150,863
Toronto-Dominion Bank (The)
4.693%, 9/15/27	1,155,000	1,117,451
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27(k)	350,000	317,531
(SOFR + 1.98%), 4.808%, 7/25/28(k)	395,000	378,496
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30(k)	400,000	330,325
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.020%, 11/18/36(k)	475,000	347,436

		14,152,847

Capital Markets (1.1%)
Ares Capital Corp.
2.150%, 7/15/26	380,000	318,135
CI Financial Corp.
4.100%, 6/15/51	285,000	172,300
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.17%), 4.075%, 5/15/26(k)	850,000	841,656
(SOFR + 0.82%), 3.814%, 9/10/27(k)	275,000	261,156
Israel Electric Corp. Ltd.
Series 6
5.000%, 11/12/24(m)	300,000	293,625
Macquarie Group Ltd.
(SOFR + 1.53%), 2.871%, 1/14/33(k)§	1,005,000	761,914
Morgan Stanley
(SOFR + 1.67%), 4.679%, 7/17/26(k)	315,000	308,934
(SOFR + 1.61%), 4.210%, 4/20/28(k)	295,000	276,180
(SOFR + 1.29%), 2.943%, 1/21/33(k)	105,000	83,716
(SOFR + 1.36%), 2.484%, 9/16/36(k)	855,000	608,093
Nasdaq, Inc.
3.950%, 3/7/52	70,000	52,538
Owl Rock Capital Corp.
2.625%, 1/15/27	410,000	332,208
Temasek Financial I Ltd.
1.000%, 10/6/30§	1,200,000	917,352
1.000%, 10/6/30(m)	250,000	191,115

		5,418,922

Consumer Finance (0.8%)
AerCap Ireland Capital DAC
3.400%, 10/29/33	965,000	697,686
American Express Co.
3.950%, 8/1/25	705,000	683,428
Avolon Holdings Funding Ltd.
3.250%, 2/15/27§	590,000	495,982
Capital One Financial Corp.
(SOFR + 2.16%), 4.985%, 7/24/26(k)	180,000	176,072
Discover Financial Services
4.100%, 2/9/27	875,000	802,785
General Motors Financial Co., Inc.
2.400%, 10/15/28	440,000	349,178
3.100%, 1/12/32(x)	450,000	338,071
Navient Corp.
5.000%, 3/15/27	85,000	70,201
OneMain Finance Corp.
6.625%, 1/15/28	130,000	111,540
Synchrony Financial
3.950%, 12/1/27	645,000	561,802

		4,286,745

Diversified Financial Services (0.3%)
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25(m)	132,665	125,783
Inversiones La Construccion SA
4.750%, 2/7/32(m)	500,000	357,500
Petronas Capital Ltd.
2.480%, 1/28/32§	1,000,000	812,200
SPARC EM SPC Panama Metro Line 2 SP
(Zero Coupon), 12/5/22§	37,207	36,649

		1,332,132

Insurance (0.6%)
Acrisure LLC
4.250%, 2/15/29§	120,000	92,100
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	105,000	90,720
AmWINS Group, Inc.
4.875%, 6/30/29§	225,000	187,875
Athene Global Funding
(United States SOFR Compounded Index + 0.56%), 3.548%, 8/19/24(k)§	750,000	732,391
Berkshire Hathaway Finance Corp.
2.850%, 10/15/50	305,000	196,218
3.850%, 3/15/52	145,000	111,427

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Brighthouse Financial Global Funding
1.000%, 4/12/24§	$160,000	$149,569
2.000%, 6/28/28§	215,000	175,733
GTCR AP Finance, Inc.
8.000%, 5/15/27§	135,000	123,979
Massachusetts Mutual Life Insurance Co.
3.200%, 12/1/61§	370,000	235,412
NFP Corp.
4.875%, 8/15/28§	290,000	246,758
Prudential Financial, Inc.
3.905%, 12/7/47	380,000	294,447
Willis North America, Inc.
4.500%, 9/15/28	675,000	623,668

		3,260,297

Thrifts & Mortgage Finance (0.2%)
BPCE SA
1.000%, 1/20/26§	575,000	497,674
Nationstar Mortgage Holdings, Inc.
5.750%, 11/15/31§	405,000	297,675
PennyMac Financial Services, Inc.
4.250%, 2/15/29§	325,000	230,991

		1,026,340

Total Financials		29,477,283

Health Care (1.1%)
Biotechnology (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	771,000	646,533
Amgen, Inc.
4.050%, 8/18/29	300,000	276,283

		922,816

Health Care Equipment & Supplies (0.1%)
Medline Borrower LP
5.250%, 10/1/29(x)§	310,000	233,647

Health Care Providers & Services (0.6%)
AdaptHealth LLC
5.125%, 3/1/30§	310,000	254,929
Centene Corp.
2.500%, 3/1/31	625,000	472,875
Community Health Systems, Inc.
6.000%, 1/15/29§	200,000	147,000
6.875%, 4/15/29§	90,000	43,200
CVS Health Corp.
5.050%, 3/25/48	370,000	325,067
Elevance Health, Inc.
2.375%, 1/15/25	305,000	287,163
4.550%, 5/15/52	120,000	101,723
HCA, Inc.
4.125%, 6/15/29	375,000	331,943
Health Care Service Corp. A Mutual Legal Reserve Co.
3.200%, 6/1/50§	250,000	168,486
Legacy LifePoint Health LLC
6.750%, 4/15/25§	95,000	90,488
4.375%, 2/15/27§	120,000	99,600
ModivCare Escrow Issuer, Inc.
5.000%, 10/1/29§	80,000	65,000
Owens & Minor, Inc.
6.625%, 4/1/30§	225,000	199,976
Radiology Partners, Inc.
9.250%, 2/1/28§	140,000	90,475
RP Escrow Issuer LLC
5.250%, 12/15/25(x)§	130,000	107,432
Tenet Healthcare Corp.
6.125%, 10/1/28§	140,000	123,550
6.125%, 6/15/30§	270,000	247,981
UnitedHealth Group, Inc.
4.950%, 5/15/62	165,000	149,317

		3,306,205

Life Sciences Tools & Services (0.1%)
Illumina, Inc.
0.550%, 3/23/23(x)	280,000	275,014

Pharmaceuticals (0.1%)
Bausch Health Cos., Inc.
6.125%, 2/1/27§	115,000	79,471
6.250%, 2/15/29§	110,000	42,350
Royalty Pharma plc
3.300%, 9/2/40	495,000	332,190
Viatris, Inc.
1.650%, 6/22/25	240,000	213,275

		667,286

Total Health Care		5,404,968

Industrials (2.2%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
2.950%, 2/1/30	455,000	365,657
3.750%, 2/1/50	235,000	151,574
Northrop Grumman Corp.
5.150%, 5/1/40	545,000	512,590
Raytheon Technologies Corp.
3.030%, 3/15/52	480,000	315,813
TransDigm, Inc.
6.250%, 3/15/26§	190,000	184,300
5.500%, 11/15/27	155,000	134,731

		1,664,665

Airlines (0.1%)
American Airlines, Inc.
5.750%, 4/20/29§	580,000	506,050

Building Products (0.2%)
Builders FirstSource, Inc.
5.000%, 3/1/30§	120,000	101,400
Carrier Global Corp.
3.377%, 4/5/40	695,000	504,293
Griffon Corp.
5.750%, 3/1/28	280,000	239,484

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Owens Corning
4.400%, 1/30/48	$380,000	$284,159

		1,129,336

Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	115,000	102,494
9.750%, 7/15/27§	220,000	185,350
Garda World Security Corp.
6.000%, 6/1/29§	255,000	186,150
Madison IAQ LLC
4.125%, 6/30/28§	190,000	152,000
WASH Multifamily Acquisition, Inc.
5.750%, 4/15/26§	195,000	178,912

		804,906

Construction & Engineering (0.1%)
Pike Corp.
5.500%, 9/1/28§	395,000	319,950

Machinery (0.2%)
Flowserve Corp.
2.800%, 1/15/32	475,000	343,061
Parker-Hannifin Corp.
4.250%, 9/15/27	185,000	176,066
Weir Group plc (The)
2.200%, 5/13/26§	590,000	495,553

		1,014,680

Marine (0.0%)†
MV24 Capital BV
6.748%, 6/1/34(m)	177,780	149,726

Road & Rail (0.4%)
CSX Corp.
3.800%, 11/1/46	845,000	643,383
Movida Europe SA
5.250%, 2/8/31(m)(x)	200,000	141,225
NESCO Holdings II, Inc.
5.500%, 4/15/29§	45,000	37,396
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	370,000	344,847
Simpar Europe SA
5.200%, 1/26/31(m)	200,000	139,800
Uber Technologies, Inc.
7.500%, 9/15/27§	105,000	102,637
4.500%, 8/15/29§	145,000	121,709
Union Pacific Corp.
3.700%, 3/1/29	500,000	463,632

		1,994,629

Trading Companies & Distributors (0.3%)
Air Lease Corp.
1.875%, 8/15/26	245,000	207,357
Aircastle Ltd.
2.850%, 1/26/28§	465,000	354,556
Aviation Capital Group LLC
1.950%, 9/20/26§	610,000	494,383
BOC Aviation Ltd.
(ICE LIBOR USD 3 Month + 1.13%), 4.766%, 9/26/23(k)§	570,000	569,801
United Rentals North America, Inc.
5.250%, 1/15/30	135,000	121,885

		1,747,982

Transportation Infrastructure (0.4%)
Adani International Container Terminal Pvt Ltd.
3.000%, 2/16/31(m)	576,000	442,728
Adani International Container Terminal Pvt. Ltd.
3.000%, 2/16/31§	288,000	221,364
Adani Ports & Special Economic Zone Ltd.
4.000%, 7/30/27(m)	200,000	173,850
4.000%, 7/30/27§	250,000	217,312
4.375%, 7/3/29(m)	400,000	332,325
PSA Treasury Pte. Ltd.
2.125%, 9/5/29(m)	300,000	253,179
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25§	225,000	211,704
3.625%, 4/28/26§	225,000	207,999

		2,060,461

Total Industrials		11,392,385

Information Technology (1.2%)
Communications Equipment (0.0%)†
CommScope, Inc.
4.750%, 9/1/29§	185,000	150,897

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.875%, 1/12/28	335,000	301,966

IT Services (0.2%)
Global Payments, Inc.
4.950%, 8/15/27	360,000	342,956
Western Union Co. (The)
1.350%, 3/15/26	150,000	129,207
2.750%, 3/15/31	660,000	496,656

		968,819

Semiconductors & Semiconductor Equipment (0.5%)
Broadcom, Inc.
3.419%, 4/15/33§	680,000	519,742
Marvell Technology, Inc.
4.200%, 6/22/23	685,000	680,936
NXP BV
3.875%, 6/18/26	380,000	355,775
Renesas Electronics Corp.
2.170%, 11/25/26§	860,000	737,391
TSMC Global Ltd.
1.250%, 4/23/26§	415,000	363,162

		2,657,006

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Software (0.3%)
AthenaHealth Group, Inc.
6.500%, 2/15/30(x)§	$235,000	$185,345
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	165,000	129,195
Fortinet, Inc.
1.000%, 3/15/26	405,000	347,575
Oracle Corp.
3.600%, 4/1/50	380,000	238,393
3.850%, 4/1/60	220,000	133,325
VMware, Inc.
2.200%, 8/15/31	435,000	316,419
Workday, Inc.
3.700%, 4/1/29(x)	160,000	144,476

		1,494,728

Technology Hardware, Storage & Peripherals (0.1%)
NetApp, Inc.
1.875%, 6/22/25	390,000	355,744

Total Information Technology		5,929,160

Materials (1.4%)
Chemicals (0.5%)
ASP Unifrax Holdings, Inc.
5.250%, 9/30/28§	245,000	185,281
Braskem Idesa SAPI
6.990%, 2/20/32(m)	400,000	263,460
CF Industries, Inc.
5.375%, 3/15/44	375,000	318,303
CVR Partners LP
6.125%, 6/15/28§	150,000	130,861
Equate Petrochemical BV
2.625%, 4/28/28(m)	200,000	169,038
EverArc Escrow Sarl
5.000%, 10/30/29§	325,000	262,438
LG Chem Ltd.
2.375%, 7/7/31§	200,000	155,884
Sasol Financing USA LLC
5.500%, 3/18/31	400,000	299,700
UPL Corp. Ltd.
4.500%, 3/8/28(m)	200,000	165,912
4.625%, 6/16/30(m)	200,000	157,225
WR Grace Holdings LLC
5.625%, 8/15/29§	140,000	104,475

		2,212,577

Containers & Packaging (0.3%)
Berry Global, Inc.
1.650%, 1/15/27	250,000	207,455
CCL Industries, Inc.
3.050%, 6/1/30§	315,000	252,838
Clydesdale Acquisition Holdings, Inc.
6.625%, 4/15/29§	215,000	195,553
Packaging Corp. of America
3.400%, 12/15/27	100,000	90,832
3.000%, 12/15/29(x)	315,000	266,144
WRKCo., Inc.
3.750%, 3/15/25	665,000	639,071

		1,651,893

Metals & Mining (0.6%)
AngloGold Ashanti Holdings plc
3.750%, 10/1/30	200,000	155,663
Arconic Corp.
6.125%, 2/15/28(x)§	240,000	213,086
CAP SA
3.900%, 4/27/31§	400,000	281,075
3.900%, 4/27/31(m)	650,000	456,747
Freeport Indonesia PT
5.315%, 4/14/32§	200,000	165,500
Freeport-McMoRan, Inc.
4.375%, 8/1/28	100,000	89,967
4.625%, 8/1/30	200,000	175,449
Glencore Funding LLC
1.625%, 4/27/26§	370,000	319,516
3.375%, 9/23/51§	300,000	182,699
Indonesia Asahan Aluminium Persero PT
5.800%, 5/15/50(m)	200,000	149,787
JSW Steel Ltd.
5.050%, 4/5/32(m)	600,000	419,700
SunCoke Energy, Inc.
4.875%, 6/30/29§	195,000	150,347
Vedanta Resources Finance II plc
9.250%, 4/23/26§	200,000	112,475
Vedanta Resources Ltd.
6.125%, 8/9/24(m)	400,000	225,932

		3,097,943

Paper & Forest Products (0.0%)†
Glatfelter Corp.
4.750%, 11/15/29(x)§	175,000	100,625

Total Materials		7,063,038

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Agree LP (REIT)
2.600%, 6/15/33	135,000	98,335
Alexandria Real Estate Equities, Inc. (REIT)
3.000%, 5/18/51	300,000	181,602
American Tower Corp. (REIT)
3.375%, 10/15/26(x)	700,000	640,270
Corporate Office Properties LP (REIT)
2.900%, 12/1/33	295,000	202,347
Crown Castle, Inc. (REIT)
3.700%, 6/15/26	300,000	281,051
3.650%, 9/1/27	694,000	628,315
3.800%, 2/15/28	85,000	77,059
2.250%, 1/15/31	200,000	152,135
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	750,000	686,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Equinix, Inc. (REIT)
1.800%, 7/15/27	$465,000	$386,531
2.150%, 7/15/30	750,000	577,215
Host Hotels & Resorts LP (REIT)
Series J
2.900%, 12/15/31	480,000	352,107
Invitation Homes Operating Partnership LP (REIT)
2.700%, 1/15/34	320,000	225,837
Iron Mountain, Inc. (REIT)
4.500%, 2/15/31§	100,000	77,178
Office Properties Income Trust (REIT)
2.650%, 6/15/26	65,000	48,948
2.400%, 2/1/27	335,000	245,995
Park Intermediate Holdings LLC (REIT)
4.875%, 5/15/29§	165,000	134,269
Sabra Health Care LP (REIT)
3.200%, 12/1/31	70,000	51,956
Vornado Realty LP (REIT)
2.150%, 6/1/26	160,000	135,657

		5,183,586

Real Estate Management & Development (0.0%)†
Realogy Group LLC
5.250%, 4/15/30§	145,000	98,963

Total Real Estate		5,282,549

Utilities (3.6%)
Electric Utilities (2.6%)
AES Andres BV
5.700%, 5/4/28§	400,000	326,575
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§	1,000,000	706,250
Duke Energy Carolinas LLC
2.850%, 3/15/32	60,000	49,650
Duke Energy Corp.
3.150%, 8/15/27(x)	300,000	271,593
4.300%, 3/15/28	245,000	231,401
3.950%, 8/15/47	615,000	454,433
Duquesne Light Holdings, Inc.
3.616%, 8/1/27§	345,000	303,962
Entergy Corp.
2.800%, 6/15/30	200,000	162,052
Exelon Corp.
4.050%, 4/15/30	750,000	681,760
4.100%, 3/15/52§	105,000	80,057
Fenix Power Peru SA
4.317%, 9/20/27(m)	448,235	412,040
Georgia Power Co.
Series A
2.200%, 9/15/24	415,000	392,116
3.250%, 3/15/51	910,000	597,903
Guacolda Energia SA
4.560%, 4/30/25	500,000	169,000
ITC Holdings Corp.
3.250%, 6/30/26	600,000	553,028
JSW Hydro Energy Ltd.
4.125%, 5/18/31§	184,000	145,222
Korea East-West Power Co. Ltd.
1.750%, 5/6/25(m)	600,000	550,988
Korea Electric Power Corp.
1.125%, 6/15/25§	300,000	270,150
LLPL Capital Pte. Ltd.
6.875%, 2/4/39(m)	682,560	550,229
Mercury Chile Holdco LLC
6.500%, 1/24/27§	800,000	691,650
Metropolitan Edison Co.
4.000%, 4/15/25§	500,000	474,557
Mexico Generadora de Energia S de rl
5.500%, 12/6/32(m)	141,538	125,022
Minejesa Capital BV
4.625%, 8/10/30(m)	200,000	163,500
5.625%, 8/10/37(m)	900,000	631,125
Monongahela Power Co.
5.400%, 12/15/43§	255,000	235,466
NextEra Energy Capital Holdings, Inc.
4.255%, 9/1/24	350,000	345,335
2.250%, 6/1/30	500,000	400,850
NRG Energy, Inc.
2.000%, 12/2/25(x)§	240,000	212,329
3.625%, 2/15/31§	270,000	210,179
Pacific Gas and Electric Co.
2.500%, 2/1/31	430,000	312,512
Pampa Energia SA
9.125%, 4/15/29§	150,000	125,653
9.125%, 4/15/29(m)	150,000	125,653
PG&E Corp.
5.000%, 7/1/28	70,000	60,112
Southern Co. (The)
Series 21-A
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51(k)	280,000	232,955
Series A
3.700%, 4/30/30	500,000	439,400
Southwestern Electric Power Co.
3.250%, 11/1/51	245,000	156,469
Transelec SA
3.875%, 1/12/29(m)	500,000	443,688
Virginia Electric and Power Co.
Series A
3.500%, 3/15/27(x)	300,000	281,900
Series B
3.750%, 5/15/27	175,000	166,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Xcel Energy, Inc.
3.300%, 6/1/25	$750,000	$715,670

		13,458,460

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	760,000	571,125
East Ohio Gas Co. (The)
3.000%, 6/15/50§	70,000	44,181
Ferrellgas LP
5.375%, 4/1/26§	120,000	105,000
Suburban Propane Partners LP
5.000%, 6/1/31§	370,000	302,475
Superior Plus LP
4.500%, 3/15/29§	260,000	214,500

		1,237,281

Independent Power and Renewable Electricity Producers (0.2%)
Calpine Corp.
4.625%, 2/1/29§	105,000	85,444
Emirates Semb Corp. Water & Power Co. PJSC
4.450%, 8/1/35§	500,000	453,750
Empresa Electrica Angamos SA
4.875%, 5/25/29(m)	243,400	238,532

		777,726

Multi-Utilities (0.6%)
Ameren Corp.
3.650%, 2/15/26	550,000	521,243
Berkshire Hathaway Energy Co.
4.600%, 5/1/53§	445,000	376,494
Dominion Energy, Inc.
Series C
3.375%, 4/1/30	300,000	258,326
DTE Energy Co.
4.220%, 11/1/24(e)	385,000	377,919
2.850%, 10/1/26	300,000	273,078
2.950%, 3/1/30	300,000	251,655
Empresas Publicas de Medellin ESP
4.250%, 7/18/29(m)	400,000	288,300
4.375%, 2/15/31(m)	400,000	278,250
NiSource, Inc.
3.490%, 5/15/27	500,000	459,167

		3,084,432

Total Utilities		18,557,899

Total Corporate Bonds		120,516,761

Foreign Government Securities (2.0%)
Dominican Republic Government Bond
4.875%, 9/23/32§	1,300,000	972,400
6.000%, 2/22/33§	200,000	161,912
Federative Republic of Brazil
5.625%, 2/21/47	500,000	386,188
Kingdom of Saudi Arabia
2.250%, 2/2/33(m)	900,000	706,500
Republic of Chile
2.550%, 1/27/32(x)	200,000	157,037
3.100%, 5/7/41	900,000	610,200
3.500%, 1/25/50	400,000	270,700
Republic of Colombia
3.125%, 4/15/31	400,000	278,075
3.250%, 4/22/32	600,000	403,800
5.000%, 6/15/45	200,000	121,975
4.125%, 5/15/51(x)	850,000	455,175
Republic of Indonesia
2.150%, 7/28/31	300,000	235,533
3.700%, 10/30/49	600,000	432,066
Republic of Korea
2.750%, 1/19/27	200,000	187,288
Republic of Panama
2.252%, 9/29/32	600,000	421,612
4.300%, 4/29/53	200,000	133,475
4.500%, 4/1/56	200,000	134,475
3.870%, 7/23/60	600,000	355,200
Republic of Philippines
1.648%, 6/10/31	700,000	533,827
3.700%, 3/1/41	600,000	459,066
Republic of South Africa
4.300%, 10/12/28	300,000	249,338
United Arab Emirates Government Bond
3.875%, 4/16/50(m)	200,000	161,600
United Mexican States
3.750%, 1/11/28	1,040,000	955,240
2.659%, 5/24/31	700,000	536,900
4.280%, 8/14/41	950,000	692,194

Total Foreign Government Securities		10,011,776

Mortgage-Backed Securities (11.1%)
FHLMC
2.500%, 1/1/43	264,300	227,737
3.000%, 7/1/45	207,664	184,987
3.000%, 8/1/45	332,827	296,481
3.000%, 4/1/47	922,335	816,713
4.000%, 4/1/47	577,825	545,158
4.000%, 10/1/48	188,555	177,188
FHLMC UMBS
3.000%, 4/1/47	913,139	810,362
2.000%, 9/1/51	4,092,261	3,341,687
4.000%, 6/1/52	2,942,721	2,732,356
FNMA
2.460%, 4/1/32	2,157,590	1,831,703
3.000%, 4/1/45	116,161	101,635
3.000%, 10/1/46	266,879	233,504
2.225%, 12/1/50	3,400,000	2,393,687
FNMA UMBS
3.000%, 3/1/43	1,052,567	931,135
3.000%, 9/1/46	606,631	537,783

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 10/1/46	$1,908,094	$1,691,541
3.000%, 12/1/46	1,307,615	1,157,985
3.500%, 12/1/46	1,307,453	1,204,496
3.000%, 2/1/47	2,034,582	1,799,858
3.000%, 12/1/48	2,542,645	2,254,075
4.000%, 5/1/49	3,478,281	3,273,110
3.500%, 11/1/50	3,596,497	3,269,735
2.000%, 2/1/51	7,830,327	6,399,038
2.500%, 5/1/51	5,710,502	4,819,742
3.500%, 7/1/51	3,643,546	3,317,064
2.500%, 12/1/51	2,564,575	2,159,327
4.000%, 7/1/52	2,259,011	2,097,346
5.000%, 7/1/52	1,946,863	1,897,164
GNMA
2.500%, 10/20/51	4,310,749	3,698,818
2.500%, 11/20/51	3,047,534	2,614,923

Total Mortgage-Backed Securities		56,816,338

Municipal Bond (0.0%)†
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	150,000	186,794

Total Municipal Bond		186,794

U.S. Treasury Obligations (20.5%)
U.S. Treasury Bonds
2.250%, 5/15/41	2,690,000	2,033,472
3.250%, 5/15/42	4,310,000	3,825,799
1.250%, 5/15/50	75,000,000	41,953,125
2.875%, 5/15/52	2,310,000	1,937,873
3.000%, 8/15/52	2,630,000	2,271,252
U.S. Treasury Notes
0.125%, 4/30/23	2,380,000	2,326,357
0.125%, 7/31/23	6,160,000	5,956,191
3.000%, 6/30/24	620,000	606,583
3.250%, 8/31/24(x)	5,070,000	4,979,889
3.000%, 7/15/25	515,000	497,860
3.125%, 8/15/25	390,000	378,117
3.500%, 9/15/25	8,020,000	7,858,347
0.375%, 11/30/25	3,540,000	3,138,431
2.625%, 5/31/27	260,000	244,217
3.250%, 6/30/27	460,000	443,649
2.750%, 7/31/27	7,340,000	6,916,230
1.250%, 3/31/28	2,770,000	2,389,341
3.250%, 6/30/29	360,000	344,250
2.625%, 7/31/29	6,435,000	5,915,173
2.875%, 5/15/32	9,500,000	8,781,563
2.750%, 8/15/32(x)	2,900,000	2,650,781

Total U.S. Treasury Obligations		105,448,500

Total Long-Term Debt Securities (93.9%) (Cost $567,945,325)		482,819,896

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (1.6%)
DoubleLine Floating Rate Fund , Class I‡	533,930	$4,709,264
DoubleLine Global Bond Fund , Class I*‡	431,290	3,415,816

Total Investment Companies (1.6%) (Cost $9,785,319)		8,125,080

SHORT-TERM INVESTMENTS:
Investment Companies (2.7%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	200,000	200,000
JPMorgan Prime Money Market Fund, IM Shares	13,647,969	13,653,428

Total Investment Companies		13,853,428

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,234,932, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $1,259,319.(xx)	$1,234,627	1,234,627
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $1,000,254, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $1,020,495.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $1,300,809, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $1,424,865.(xx)	$1,300,000	$1,300,000

Total Repurchase Agreements		3,534,627

U.S. Treasury Obligation (0.0%)†
U.S. Treasury Bills
3.59%, 4/20/23(p)	370,000	362,690

Total Short-Term Investments (3.4%) (Cost $17,752,221)		17,750,745

Total Investments in Securities (98.9%) (Cost $595,482,865)		508,695,721
Other Assets Less Liabilities (1.1%)		5,646,772

Net Assets (100%)		$514,342,493

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2022, the market value of these securities amounted to $156,220,817 or 30.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $15,366,850 or 3.0% of net assets.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $8,447,203. This was collateralized by $4,896,132 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.750%, maturing 10/31/22 - 2/15/52 and by cash of $3,734,627 which was subsequently invested in an investment company and joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2022.

Glossary:

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.0	%#
Australia	0.8
Belgium	0.1
Bermuda	0.2
Brazil	0.3
Canada	0.9
Cayman Islands	8.4
Chile	1.1
China	0.1
Colombia	0.6
Dominican Republic	0.3
France	0.2
Germany	0.1
India	0.6
Indonesia	0.5
Ireland	0.2
Israel	0.1
Jamaica	0.0	#
Japan	0.1
Kuwait	0.0	#
Malaysia	0.2
Mexico	0.6
Panama	0.4
Peru	0.4
Philippines	0.2
Qatar	0.1
Saudi Arabia	0.2
Singapore	0.4
South Africa	0.1
South Korea	0.5
Taiwan	0.1
United Arab Emirates	0.3
United Kingdom	0.7
United States	80.1
Cash and Other	1.1

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	533,930	5,093,694	—	—	—	(384,430)	4,709,264	159,699	—
DoubleLine Global Bond Fund, Class I*	431,290	20,070,499	—	(15,400,001)	(1,246,888)	(7,794)	3,415,816	—	—

Total		25,164,193	—	(15,400,001)	(1,246,888)	(392,224)	8,125,080	159,699	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$88,921,943	$—	$88,921,943
Collateralized Mortgage Obligations	—	64,415,147	—	64,415,147
Commercial Mortgage-Backed Securities	—	36,498,102	—	36,498,102
Convertible Bonds
Communication Services	—	4,535	—	4,535
Corporate Bonds
Communication Services	—	8,907,768	—	8,907,768
Consumer Discretionary	—	9,000,264	—	9,000,264
Consumer Staples	—	4,280,199	—	4,280,199
Energy	—	15,221,248	—	15,221,248
Financials	—	29,477,283	—	29,477,283
Health Care	—	5,404,968	—	5,404,968
Industrials	—	11,392,385	—	11,392,385
Information Technology	—	5,929,160	—	5,929,160
Materials	—	7,063,038	—	7,063,038
Real Estate	—	5,282,549	—	5,282,549
Utilities	—	18,557,899	—	18,557,899
Foreign Government Securities	—	10,011,776	—	10,011,776
Investment Companies	8,125,080	—	—	8,125,080
Mortgage-Backed Securities	—	56,816,338	—	56,816,338
Municipal Bond	—	186,794	—	186,794
Short-Term Investments
Investment Companies	13,853,428	—	—	13,853,428
Repurchase Agreements	—	3,534,627	—	3,534,627
U.S. Treasury Obligation	—	362,690	—	362,690
U.S. Treasury Obligations	—	105,448,500	—	105,448,500

Total Assets	$21,978,508	$486,717,213	$—	$508,695,721

Total Liabilities	$—	$—	$—	$—

Total	$21,978,508	$486,717,213	$—	$508,695,721

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$703,795
Aggregate gross unrealized depreciation	(87,965,232)

Net unrealized depreciation	$(87,261,437)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$595,957,158

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Media (2.1%)
Comcast Corp., Class A	331,273	$9,716,237

Total Communication Services		9,716,237

Consumer Discretionary (1.3%)
Specialty Retail (1.3%)
Advance Auto Parts, Inc.	38,997	6,096,791

Total Consumer Discretionary		6,096,791

Consumer Staples (10.0%)
Beverages (4.6%)
Coca-Cola Europacific Partners plc	312,402	13,314,573
Molson Coors Beverage Co., Class B	168,892	8,105,127

		21,419,700

Household Products (1.8%)
Procter & Gamble Co. (The)	67,205	8,484,631

Tobacco (3.6%)
Philip Morris International, Inc.	201,257	16,706,344

Total Consumer Staples		46,610,675

Energy (11.2%)
Oil, Gas & Consumable Fuels (11.2%)
Enbridge, Inc.	364,136	13,509,446
Hess Corp.	128,042	13,955,297
Phillips 66	235,450	19,005,524
Valero Energy Corp.	53,102	5,673,949

Total Energy		52,144,216

Financials (18.4%)
Banks (9.1%)
JPMorgan Chase & Co.	130,407	13,627,531
US Bancorp	266,708	10,753,667
Wells Fargo & Co.	437,231	17,585,431

		41,966,629

Capital Markets (2.3%)
Northern Trust Corp.	127,022	10,868,002

Insurance (7.0%)
Allstate Corp. (The)	136,315	16,975,307
Chubb Ltd.	84,340	15,339,759

		32,315,066

Total Financials		85,149,697

Health Care (27.3%)
Health Care Equipment & Supplies (5.0%)
Becton Dickinson and Co.	45,221	10,076,596
Medtronic plc	161,747	13,061,070

		23,137,666

Health Care Providers & Services (14.0%)
Cigna Corp.	88,095	24,443,719
CVS Health Corp.	160,391	15,296,490
Humana, Inc.	14,025	6,804,790
UnitedHealth Group, Inc.	36,603	18,485,979

		65,030,978

Pharmaceuticals (8.3%)
Johnson & Johnson	48,447	7,914,302
Merck & Co., Inc.	276,229	23,788,842
Perrigo Co. plc	184,881	6,592,856

		38,296,000

Total Health Care		126,464,644

Industrials (10.9%)
Aerospace & Defense (5.8%)
General Dynamics Corp.	55,134	11,697,781
Raytheon Technologies Corp.	183,775	15,043,821

		26,741,602

Machinery (5.1%)
Deere & Co.	42,222	14,097,504
Stanley Black & Decker, Inc.	127,569	9,594,464

		23,691,968

Total Industrials		50,433,570

Information Technology (2.8%)
Software (2.8%)
Oracle Corp.	216,464	13,219,456

Total Information Technology		13,219,456

Materials (8.5%)
Chemicals (8.5%)
Air Products and Chemicals, Inc.	73,981	17,217,598
DuPont de Nemours, Inc.	185,806	9,364,623
International Flavors & Fragrances, Inc.	139,759	12,694,310

Total Materials		39,276,531

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Corporate Office Properties Trust (REIT)	199,763	4,640,495

Total Real Estate		4,640,495

Utilities (4.2%)
Electric Utilities (4.2%)
Entergy Corp.	99,900	10,052,937
Pinnacle West Capital Corp.	145,652	9,396,011

Total Utilities		19,448,948

Total Investments in Securities (97.7%) (Cost $426,660,376)		453,201,260
Other Assets Less Liabilities (2.3%)		10,787,150

Net Assets (100%)		$463,988,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$9,716,237	$—	$—	$9,716,237
Consumer Discretionary	6,096,791	—	—	6,096,791
Consumer Staples	46,610,675	—	—	46,610,675
Energy	52,144,216	—	—	52,144,216
Financials	85,149,697	—	—	85,149,697
Health Care	126,464,644	—	—	126,464,644
Industrials	50,433,570	—	—	50,433,570
Information Technology	13,219,456	—	—	13,219,456
Materials	39,276,531	—	—	39,276,531
Real Estate	4,640,495	—	—	4,640,495
Utilities	19,448,948	—	—	19,448,948

Total Assets	$453,201,260	$—	$—	$453,201,260

Total Liabilities	$—	$—	$—	$—

Total	$453,201,260	$—	$—	$453,201,260

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,800,366
Aggregate gross unrealized depreciation	(42,678,089)

Net unrealized appreciation	$27,122,277

Federal income tax cost of investments in securities and derivative instruments, if applicable	$426,078,983

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.6%)
Diversified Telecommunication Services (1.2%)
Koninklijke KPN NV	90,000	$243,875
Liberty Global plc, Class A*	32,000	498,880
Liberty Global plc, Class C*	11,000	181,500
Lumen Technologies, Inc.	75,000	546,000
Telesat Corp.*	55,000	429,550

		1,899,805

Entertainment (2.5%)
Activision Blizzard, Inc.	7,000	520,380
Liberty Media Corp.-Liberty Braves, Class A*	82,000	2,308,300
Madison Square Garden Entertainment Corp.*	1,600	70,544
Madison Square Garden Sports Corp., Class A*	9,000	1,229,940

		4,129,164

Interactive Media & Services (0.0%)†
Twitter, Inc.*	600	26,304

Media (5.0%)
Beasley Broadcast Group, Inc., Class A(x)*	38,000	41,040
Clear Channel Outdoor Holdings, Inc.*	410,000	561,700
DallasNews Corp.	25,000	116,000
DISH Network Corp., Class A*	50,000	691,500
Euromoney Institutional Investor plc	23,000	368,839
EW Scripps Co. (The), Class A*	70,000	788,900
Fox Corp., Class B	68,000	1,938,000
Lee Enterprises, Inc.*	12,042	211,939
Shaw Communications, Inc., Class B	30,000	729,504
TEGNA, Inc.	80,000	1,654,400
Telenet Group Holding NV	92,000	1,254,792

		8,356,614

Wireless Telecommunication Services (1.9%)
Millicom International Cellular SA*	79,500	907,095
Orange Belgium SA*	20,000	351,943
Telephone and Data Systems, Inc.	24,000	333,600
United States Cellular Corp.*	62,000	1,613,860

		3,206,498

Total Communication Services		17,618,385

Consumer Discretionary (6.2%)
Auto Components (0.2%)
Tenneco, Inc., Class A*	18,500	321,715

Diversified Consumer Services (0.5%)
Terminix Global Holdings, Inc.*	20,000	765,800

Hotels, Restaurants & Leisure (0.3%)
Entain plc	10,000	120,087
Playtech plc*	6,000	29,108
Recipe Unlimited Corp.*	20,000	298,549

		447,744

Household Durables (3.6%)
Hunter Douglas NV*	5,700	976,194
iRobot Corp.(x)*	26,500	1,492,745
Lennar Corp., Class B	32,200	1,916,222
Nobility Homes, Inc.	16,000	388,000
Sony Group Corp. (ADR)	19,000	1,216,950

		5,990,111

Internet & Direct Marketing Retail (0.2%)
Altaba, Inc.(x)*	102,200	388,360

Specialty Retail (1.4%)
Sportsman’s Warehouse Holdings, Inc.*	77,000	639,100
Valora Holding AG*	6,600	1,739,130
Yamada Holdings Co. Ltd.	12,400	40,701

		2,418,931

Textiles, Apparel & Luxury Goods (0.0%)†
Ted Baker plc*	2,000	2,427
Tod’s SpA*	1,000	41,009

		43,436

Total Consumer Discretionary		10,376,097

Consumer Staples (1.6%)
Food & Staples Retailing (0.0%)†
Fresh Market, Inc. (The)(r)*	160,000	—
GrainCorp Ltd., Class A	6,000	29,751

		29,751

Food Products (0.0%)†
United Malt Group Ltd.(x)	10,000	19,940

Tobacco (1.6%)
Swedish Match AB	275,000	2,722,586

Total Consumer Staples		2,772,277

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Alvopetro Energy Ltd.	88,333	447,628
Gulf Coast Ultra Deep Royalty Trust	550,000	25,850

Total Energy		473,478

Financials (5.4%)
Banks (1.6%)
Cadence Bank	14,500	368,445
First Horizon Corp.	18,000	412,200
Flushing Financial Corp.	56,000	1,084,720
Horizon Bancorp, Inc.	10,000	179,600
SouthState Corp.	1,800	142,416
Webster Financial Corp.	12,000	542,400

		2,729,781

Capital Markets (0.2%)
BKF Capital Group, Inc.*	2,434	59,024
Cowen, Inc., Class A	6,000	231,840

		290,864

Insurance (3.3%)
Alleghany Corp.*	6,500	5,455,905
Fanhua, Inc. (ADR)(x)	7,500	38,625
Topdanmark A/S	1,000	46,758

		5,541,288

Thrifts & Mortgage Finance (0.3%)
Aareal Bank AG*	16,500	520,818
CNFinance Holdings Ltd. (ADR)(x)*	1,765	4,448

		525,266

Total Financials		9,087,199

Health Care (10.0%)
Biotechnology (4.3%)
Biohaven Pharmaceutical Holding Co. Ltd.*	22,000	3,325,740
ChemoCentryx, Inc.*	20,000	1,033,200
Forma Therapeutics Holdings, Inc.*	5,000	99,750
F-star Therapeutics, Inc.*	2,000	10,240
Global Blood Therapeutics, Inc.*	35,000	2,383,500
Grifols SA (ADR)*	24,000	147,840
Idorsia Ltd.(x)*	12,000	154,187

		7,154,457

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (0.3%)
Bioventus, Inc., Class A(x)*	5,220	$36,540
ICU Medical, Inc.*	500	75,300
Innocoll Holdings Ltd.(r)(x)*	125,000	—
Meridian Bioscience, Inc.*	6,000	189,180
QuidelOrtho Corp.*	1,700	121,516

		422,536

Health Care Providers & Services (4.4%)
1Life Healthcare, Inc.*	43,000	737,450
Covetrus, Inc.*	240,000	5,011,200
Hanger, Inc.*	76,300	1,428,336
LHC Group, Inc.*	200	32,732
Signify Health, Inc., Class A*	3,000	87,450

		7,297,168

Health Care Technology (0.1%)
Convey Health Solutions Holdings, Inc.(x)*	3,000	31,530
EMIS Group plc	4,000	84,234
Teladoc Health, Inc.*	2,500	63,375

		179,139

Life Sciences Tools & Services (0.0%)†
Illumina, Inc.*	200	38,158

Pharmaceuticals (0.9%)
Aerie Pharmaceuticals, Inc.*	37,500	567,375
AstraZeneca plc (ADR)	5,500	301,620
TherapeuticsMD, Inc.*	4,000	26,560
Viatris, Inc.	72,000	613,440

		1,508,995

Total Health Care		16,600,453

Industrials (11.5%)
Aerospace & Defense (4.7%)
Aerojet Rocketdyne Holdings, Inc.*	150,000	5,998,500
Hexcel Corp.	14,000	724,080
Kaman Corp.	37,000	1,033,410

		7,755,990

Air Freight & Logistics (0.6%)
Atlas Air Worldwide Holdings, Inc.(x)*	10,000	955,700

Building Products (0.3%)
Carrier Global Corp.	7,000	248,920
Griffon Corp.	10,000	295,200

		544,120

Commercial Services & Supplies (0.1%)
Biffa plc(m)	40,000	183,672

Electrical Equipment (0.0%)†
Pineapple Energy, Inc.	6,500	5,651

Machinery (2.7%)
CFT SpA(r)*	25,000	107,070
CIRCOR International, Inc.*	38,000	626,620
Crane Holdings Co.	3,500	306,390
EnPro Industries, Inc.	15,000	1,274,700
Mueller Industries, Inc.	25,000	1,486,000
Mueller Water Products, Inc., Class A	12,000	123,240
Park-Ohio Holdings Corp.	9,500	107,445
SLM Solutions Group AG(x)*	4,000	77,020
Valmet OYJ	16,384	330,432

		4,438,917

Professional Services (1.5%)
Ework Group AB	2,000	16,209
Hill International, Inc.(x)*	2,000	6,640
Intertrust NV(m)*	10,000	191,617
Nielsen Holdings plc	85,000	2,356,200

		2,570,666

Trading Companies & Distributors (1.4%)
Herc Holdings, Inc.	22,800	2,368,464

Transportation Infrastructure (0.2%)
Atlantia SpA	8,500	188,162
Atlas Corp.(x)	8,000	111,200

		299,362

Total Industrials		19,122,542

Information Technology (8.6%)
Communications Equipment (0.3%)
Digi International, Inc.*	13,000	449,410

Electronic Equipment, Instruments & Components (2.4%)
CTS Corp.	4,500	187,425
Rogers Corp.*	16,000	3,870,080

		4,057,505

IT Services (1.0%)
Computer Services, Inc.	1,000	55,750
Evo Payments, Inc., Class A*	25,000	832,500
MoneyGram International, Inc.*	55,000	572,000
Switch, Inc., Class A	5,000	168,450

		1,628,700

Semiconductors & Semiconductor Equipment (0.6%)
CyberOptics Corp.*	20,000	1,075,600

Software (4.2%)
Avalara, Inc.*	31,500	2,891,700
Black Knight, Inc.*	12,500	809,125
BTRS Holdings, Inc., Class 1*	7,000	64,820
NortonLifeLock, Inc.	5,209	104,909
Ping Identity Holding Corp.*	10,000	280,700
VMware, Inc., Class A	2,400	255,504
Zendesk, Inc.*	33,000	2,511,300

		6,918,058

Technology Hardware, Storage & Peripherals (0.1%)
Diebold Nixdorf, Inc.*	55,000	134,200

Total Information Technology		14,263,473

Materials (3.8%)
Chemicals (0.5%)
Mativ Holdings, Inc.	14,000	309,120
Valvoline, Inc.	20,000	506,800

		815,920

Construction Materials (1.8%)
Vulcan Materials Co.	19,000	2,996,490

Containers & Packaging (0.5%)
Greif, Inc., Class A	1,200	71,484
Myers Industries, Inc.	51,000	839,970

		911,454

Metals & Mining (0.5%)
Endeavour Mining plc	4,700	86,695
Kinross Gold Corp.	5,960	22,436
Pan American Silver Corp.	25,000	397,437
Sierra Metals, Inc.	65,000	32,146
Turquoise Hill Resources Ltd.*	8,500	251,674

		790,388

Paper & Forest Products (0.5%)
Resolute Forest Products, Inc.*	40,000	800,000

Total Materials		6,314,252

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Bluerock Residential Growth REIT, Inc. (REIT)	6,000	$160,500
Condor Hospitality Trust, Inc. (REIT)(r)*	13,500	—
Healthcare Realty Trust, Inc. (REIT)	3,000	62,550
Ryman Hospitality Properties, Inc. (REIT)	11,000	809,490
STORE Capital Corp. (REIT)	8,000	250,640

		1,283,180

Real Estate Management & Development (0.0%)†
Corem Property Group AB, Class B	10,000	7,483

Total Real Estate		1,290,663

Utilities (9.0%)
Electric Utilities (4.3%)
Evergy, Inc.	21,000	1,247,400
PNM Resources, Inc.	119,000	5,441,870
Portland General Electric Co.	11,000	478,060

		7,167,330

Gas Utilities (2.6%)
National Fuel Gas Co.	45,000	2,769,750
South Jersey Industries, Inc.	3,000	100,260
Southwest Gas Holdings, Inc.	21,000	1,464,750

		4,334,760

Independent Power and Renewable Electricity Producers (0.9%)
Alerion Cleanpower SpA(x)	8,000	258,740
ContourGlobal plc(m)	405,000	1,137,742

		1,396,482

Multi-Utilities (0.6%)
Avista Corp.	27,000	1,000,350

Water Utilities (0.6%)
Severn Trent plc	40,000	1,045,655

Total Utilities		14,944,577

Total Common Stocks (67.8%) (Cost $122,232,329)		112,863,396

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
Contraf-Nicotex-Tobacco GmbH, CVR(r)*	15,000	7,500

Total Consumer Staples		7,500

Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR(r)(x)*	21,000	7,245
Adamas Pharmaceuticals, Inc., CVR *	108,000	5,400
Ambit Biosciences Corp., CVR(r)*	20,000	25,350
Clementia Pharmaceuticals, Inc., CVR(r)*	40,000	—
Epizyme, Inc., CVR(r)*	10,000	150
Radius Health, Inc., CVR(r)*	2,000	120
Tobira Therapeutics, Inc., CVR(r)(x)*	15,000	—

		38,265

Pharmaceuticals (0.0%)†
Ocera Therapeutics, Inc., CVR(r)*	16,000	2,720
Zogenix, Inc., CVR(r)*	1,500	765

		3,485

Total Health Care		41,750

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)*	12,500	36,782

Total Industrials		36,782

Information Technology (0.0%)†
IT Services (0.0%)†
Flexion, Inc., CVR(x)*	1,000	650

Total Information Technology		650

Materials (0.0%)
Metals & Mining (0.0%)
Kinross Gold Corp., CVR(r)*	14,000	—

Total Materials		—

Total Rights (0.0%)† (Cost $7,865)		86,682

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (27.5%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	150,000	150,000
JPMorgan Prime Money Market Fund, IM Shares	45,576,827	45,595,058

Total Investment Companies		45,745,058

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,382,799, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $1,410,106.(xx)	$1,382,457	1,382,457
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $800,498, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $876,840.(xx)	800,000	800,000
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $100,026, collateralized by various Common Stocks; total market value $110,029.(xx)	100,000	100,000

Total Repurchase Agreements		2,282,457

Total Short-Term Investments (28.9%) (Cost $48,011,537)		48,027,515

Total Investments in Securities (96.7%) (Cost $170,251,731)		160,977,593
Other Assets Less Liabilities (3.3%)		5,409,923

Net Assets (100%)		$166,387,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $1,513,031 or 0.9% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $2,610,876. This was collateralized by $274,690 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 12/8/22 - 5/15/52 and by cash of $2,432,457 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$15,398,936	$2,219,449	$—		$17,618,385
Consumer Discretionary	6,651,081	3,725,016	—		10,376,097
Consumer Staples	—	2,772,277	—	(a)	2,772,277
Energy	473,478	—	—		473,478
Financials	8,460,599	626,600	—		9,087,199
Health Care	16,362,032	238,421	—	(a)	16,600,453
Industrials	18,028,360	987,112	107,070		19,122,542
Information Technology	14,263,473	—	—		14,263,473
Materials	6,314,252	—	—		6,314,252
Real Estate	1,283,180	7,483	—	(a)	1,290,663
Utilities	12,502,440	2,442,137	—		14,944,577
Rights
Consumer Staples	—	—	7,500		7,500
Health Care	—	5,400	36,350		41,750
Industrials	—	—	36,782		36,782
Information Technology	—	650	—		650
Materials	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	45,745,058	—	—		45,745,058
Repurchase Agreements	—	2,282,457	—		2,282,457

Total Assets	$145,482,889	$15,307,002	$187,702		$160,977,593

Total Liabilities	$—	$—	$—		$—

Total	$145,482,889	$15,307,002	$187,702		$160,977,593

(a)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,744,482
Aggregate gross unrealized depreciation	(21,136,324)

Net unrealized depreciation	$(9,391,842)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$170,369,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.6%)
Diversified Telecommunication Services (0.9%)
Anterix, Inc.*	7,500	$267,900
Consolidated Communications Holdings, Inc.*	34,500	143,520
EchoStar Corp., Class A*	30,000	494,100
Iridium Communications, Inc.*	284,000	12,601,080
Liberty Global plc, Class A*	97,471	1,519,573
Liberty Global plc, Class C*	230,000	3,795,000
Liberty Latin America Ltd., Class A*	56,000	346,640
Liberty Latin America Ltd., Class C*	8,920	54,858
Telesat Corp.*	337,000	2,631,970
Verizon Communications, Inc.	85,000	3,227,450

		25,082,091

Entertainment (3.2%)
IMAX Corp.*	58,000	818,960
Liberty Media Corp.-Liberty Braves, Class A*	385,000	10,837,750
Liberty Media Corp.-Liberty Braves, Class C*	150,000	4,125,000
Live Nation Entertainment, Inc.*	260,000	19,770,400
Madison Square Garden Entertainment Corp.*	309,707	13,654,981
Madison Square Garden Sports Corp., Class A*	177,000	24,188,820
Marcus Corp. (The)(x)	525,000	7,292,250
Reading International, Inc., Class A(x)*	178,000	585,620
Reading International, Inc., Class B(x)*	11,000	205,700
Take-Two Interactive Software, Inc.*	57,000	6,213,000
Warner Bros Discovery, Inc.*	46,500	534,750
World Wrestling Entertainment, Inc., Class A	29,000	2,034,930

		90,262,161

Interactive Media & Services (0.0%)†
Cars.com, Inc.*	22,000	253,000

Media (2.9%)
AMC Networks, Inc., Class A*	68,000	1,380,400
Beasley Broadcast Group, Inc., Class A(x)*‡	495,000	534,600
Clear Channel Outdoor Holdings, Inc.*	1,000,000	1,370,000
Corus Entertainment, Inc., Class B(x)	355,000	606,508
DISH Network Corp., Class A*	18,974	262,411
EW Scripps Co. (The), Class A*	2,070,000	23,328,900
Gray Television, Inc.	319,300	4,572,376
Gray Television, Inc., Class A	40,000	519,200
Grupo Televisa SAB (ADR)	210,000	1,129,800
Interpublic Group of Cos., Inc. (The)	770,000	19,712,000
Nexstar Media Group, Inc., Class A	35,000	5,839,750
Salem Media Group, Inc.(x)*	175,000	304,500
Sinclair Broadcast Group, Inc., Class A	505,000	9,135,450
Sirius XM Holdings, Inc.(x)	1,000,000	5,710,000
Townsquare Media, Inc., Class A*	190,000	1,379,400
WideOpenWest, Inc.*	383,271	4,702,735

		80,488,030

Wireless Telecommunication Services (0.6%)
Gogo, Inc.*	220,000	2,666,400
Rogers Communications, Inc., Class B	200,000	7,708,000
Shenandoah Telecommunications Co.	112,236	1,910,257
Telephone and Data Systems, Inc.	120,000	1,668,000
United States Cellular Corp.*	96,000	2,498,880

		16,451,537

Total Communication Services		212,536,819

Consumer Discretionary (13.9%)
Auto Components (2.7%)
BorgWarner, Inc.	246,000	7,724,400
Brembo SpA	1,000,088	8,240,738
Dana, Inc.	1,185,035	13,544,950
Garrett Motion, Inc.(x)*	350,000	1,977,500
Garrett Motion, Inc. Series A(r)*	135,916	918,045
Gentex Corp.	190,000	4,529,600
Modine Manufacturing Co.*	1,248,074	16,150,078
Standard Motor Products, Inc.	240,123	7,803,997
Stoneridge, Inc.*	249,365	4,226,737
Strattec Security Corp.*‡	223,005	4,638,504
Superior Industries International, Inc.*	70,000	211,400
Tenneco, Inc., Class A*	300,000	5,217,000

		75,182,949

Automobiles (0.2%)
Thor Industries, Inc.	4,000	279,920
Winnebago Industries, Inc.	98,000	5,214,580

		5,494,500

Distributors (0.2%)
Uni-Select, Inc.*	188,000	4,964,882

Diversified Consumer Services (0.0%)†
Universal Technical Institute, Inc.*	190,000	1,033,600

Hotels, Restaurants & Leisure (3.2%)
Biglari Holdings, Inc., Class A*‡	11,700	6,786,000
Boyd Gaming Corp.	545,000	25,969,250
Canterbury Park Holding Corp.(x)‡	327,000	7,282,290
Cheesecake Factory, Inc. (The)	130,000	3,806,400
Churchill Downs, Inc.	99,500	18,322,925
Cracker Barrel Old Country Store, Inc.	6,000	555,480
Denny’s Corp.*	390,017	3,670,060
Full House Resorts, Inc.*	435,000	2,444,700
GAN Ltd.*	42,500	94,350
Golden Entertainment, Inc.*	106,000	3,698,340
Inspired Entertainment, Inc.*	17,000	150,110
International Game Technology plc(x)	60,000	948,000
Las Vegas Sands Corp.*	82,000	3,076,640
Nathan’s Famous, Inc.(x)	192,100	12,231,007
Rock Field Co. Ltd.(x)	208,000	2,085,536

		91,121,088

Household Durables (2.4%)
Bassett Furniture Industries, Inc.	380,000	5,958,400
Cavco Industries, Inc.*	156,500	32,201,440
Ethan Allen Interiors, Inc.	35,000	739,900
Hunter Douglas NV*	18,500	3,168,347
La-Z-Boy, Inc.	275,000	6,206,750
Lennar Corp., Class B	105,000	6,248,550
Lifetime Brands, Inc.	16,000	108,320
Nobility Homes, Inc.	170,087	4,124,610
Skyline Champion Corp.*	195,000	10,309,650

		69,065,967

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	620,000	4,023,800
Lands’ End, Inc.*	155,000	1,196,600

		5,220,400

Leisure Products (0.4%)
American Outdoor Brands, Inc.*	50,000	438,500
Brunswick Corp.	56,500	3,697,925

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson Outdoors, Inc., Class A	24,000	$1,231,440
Marine Products Corp.(x)	265,700	2,247,822
Universal Entertainment Corp.*	55,000	705,004
Vista Outdoor, Inc.*	95,000	2,310,400

		10,631,091

Specialty Retail (4.3%)
Aaron’s Co., Inc. (The)	65,500	636,660
AutoNation, Inc.*	385,000	39,219,950
Big 5 Sporting Goods Corp.(x)	50,000	537,000
Bowlin Travel Centers, Inc.*	76,500	382,500
Monro, Inc.	178,000	7,735,880
O’Reilly Automotive, Inc.*	10,000	7,033,500
Penske Automotive Group, Inc.	450,000	44,293,500
Pets at Home Group plc	260,000	757,122
Sally Beauty Holdings, Inc.*	680,024	8,568,302
Sportsman’s Warehouse Holdings, Inc.*	10,000	83,000
Tractor Supply Co.	65,200	12,119,376

		121,366,790

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.	150,000	1,044,000
Movado Group, Inc.	195,000	5,495,100
Wolverine World Wide, Inc.	53,500	823,365

		7,362,465

Total Consumer Discretionary		391,443,732

Consumer Staples (5.0%)
Beverages (0.8%)
Boston Beer Co., Inc. (The), Class A*	5,800	1,877,170
Brown-Forman Corp., Class A	87,000	5,877,720
Crimson Wine Group Ltd.*	385,000	2,444,750
Davide Campari-Milano NV	417,000	3,698,905
Primo Water Corp.	755,000	9,475,250

		23,373,795

Food & Staples Retailing (1.5%)
Casey’s General Stores, Inc.	13,500	2,734,020
Ingles Markets, Inc., Class A‡	472,500	37,426,725
Village Super Market, Inc., Class A	145,524	2,812,979

		42,973,724

Food Products (1.3%)
Calavo Growers, Inc.	78,672	2,497,836
Farmer Bros Co.*	622,000	2,917,180
Flowers Foods, Inc.	60,000	1,481,400
Hain Celestial Group, Inc. (The)*	390,000	6,583,200
Ingredion, Inc.	19,500	1,570,140
J & J Snack Foods Corp.	45,000	5,826,150
John B Sanfilippo & Son, Inc.	17,000	1,287,410
Landec Corp.*	72,000	640,080
Lifeway Foods, Inc.(x)*	30,000	171,600
Limoneira Co.(x)	86,000	1,133,480
Maple Leaf Foods, Inc.	130,000	1,942,448
Post Holdings, Inc.*	100,000	8,191,000
Tootsie Roll Industries, Inc.	88,000	2,928,640

		37,170,564

Household Products (1.1%)
Church & Dwight Co., Inc.	100,000	7,144,000
Energizer Holdings, Inc.	158,000	3,972,120
Oil-Dri Corp. of America‡	434,531	10,515,650
Spectrum Brands Holdings, Inc.	24,000	936,720
WD-40 Co.	39,000	6,853,860

		29,422,350

Personal Products (0.3%)
BellRing Brands, Inc.*	100,000	2,061,000
Edgewell Personal Care Co.	132,000	4,936,800
United-Guardian, Inc.	140,000	1,590,400

		8,588,200

Total Consumer Staples		141,528,633

Energy (1.2%)
Energy Equipment & Services (0.7%)
Dril-Quip, Inc.*	470,000	9,174,400
KLX Energy Services Holdings, Inc.(x)*	19,000	156,370
Oceaneering International, Inc.*	155,000	1,233,800
RPC, Inc.	1,410,000	9,771,300

		20,335,870

Oil, Gas & Consumable Fuels (0.5%)
CNX Resources Corp.*	190,000	2,950,700
Navigator Holdings Ltd.(x)*	410,000	4,694,500
ONEOK, Inc.	137,000	7,019,880

		14,665,080

Total Energy		35,000,950

Financials (4.2%)
Banks (2.3%)
Ameris Bancorp	37,000	1,654,270
Atlantic Union Bankshares Corp.	12,000	364,560
Cadence Bank	42,000	1,067,220
Colony Bankcorp, Inc.	12,000	156,360
Eagle Bancorp, Inc.	60,000	2,689,200
FB Financial Corp.	12,000	458,520
First Bancorp (Nasdaq Stock Exchange)	10,000	365,800
First Bancorp (Quotrix Stock Exchange)	84,000	1,149,120
First Busey Corp.	28,500	626,430
First Horizon Corp.	68,000	1,557,200
Flushing Financial Corp.	632,000	12,241,840
FNB Corp.	46,000	533,600
Hanover Bancorp, Inc.(x)	5,000	95,600
Hope Bancorp, Inc.	570,000	7,204,800
Huntington Bancshares, Inc.	250,000	3,295,000
OceanFirst Financial Corp.	63,000	1,174,320
Peapack-Gladstone Financial Corp.	14,000	471,100
Primis Financial Corp.	11,000	133,430
Renasant Corp.	22,000	688,160
Sandy Spring Bancorp, Inc.	74,000	2,609,240
Seacoast Banking Corp. of Florida	37,000	1,118,510
ServisFirst Bancshares, Inc.	26,000	2,080,000
Southern First Bancshares, Inc.*	19,000	791,540
SouthState Corp.	19,440	1,538,093
SVB Financial Group*	4,000	1,343,120
Synovus Financial Corp.	75,000	2,813,250
Thomasville Bancshares, Inc.	15,960	1,011,864
Towne Bank	11,000	295,130
Trustmark Corp.	12,000	367,560
United Community Banks, Inc.	23,000	761,300
Webster Financial Corp.(x)	332,000	15,006,400

		65,662,537

Capital Markets (1.6%)
BKF Capital Group, Inc.*	13,000	315,250
Charles Schwab Corp. (The)	75,000	5,390,250
Cohen & Steers, Inc.	272,000	17,035,360
Federated Hermes, Inc., Class B	80,000	2,649,600
GAM Holding AG*	410,000	379,957
Janus Henderson Group plc	254,500	5,168,895
KKR & Co., Inc.	150,000	6,450,000
PJT Partners, Inc., Class A	80,000	5,345,600
Post Holdings Partnering Corp., Class A*	81,899	793,601
Pzena Investment Management, Inc., Class A	80,000	758,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Wright Investors’ Service Holdings, Inc.*	90,000	$14,400

		44,301,313

Consumer Finance (0.1%)
Medallion Financial Corp.(x)	170,000	1,193,400
PROG Holdings, Inc.*	77,739	1,164,530

		2,357,930

Diversified Financial Services (0.1%)
Compass Diversified Holdings	60,000	1,083,600

Insurance (0.1%)
Alleghany Corp.*	2,500	2,098,425
Argo Group International Holdings Ltd.	70,000	1,348,200

		3,446,625

Thrifts & Mortgage Finance (0.0%)†
Capitol Federal Financial, Inc.	40,000	332,000
Crazy Woman Creek Bancorp, Inc.	14,000	370,300

		702,300

Total Financials		117,554,305

Health Care (4.5%)
Health Care Equipment & Supplies (3.7%)
Align Technology, Inc.*	300	62,133
Cardiovascular Systems, Inc.*	38,000	526,680
CONMED Corp.	57,500	4,609,775
Cooper Cos., Inc. (The)	13,200	3,483,480
Cutera, Inc.(x)*	680,500	31,030,800
Dexcom, Inc.*	52,000	4,188,080
Heska Corp.*	14,000	1,020,880
ICU Medical, Inc.*	21,000	3,162,600
Masimo Corp.*	85,000	11,998,600
Meridian Bioscience, Inc.*	205,000	6,463,650
Neogen Corp.*	40,000	558,800
Neuronetics, Inc.*	57,000	181,260
NuVasive, Inc.*	150,000	6,571,500
Orthofix Medical, Inc.*	64,000	1,223,040
QuidelOrtho Corp.*	161,000	11,508,280
STERIS plc	86,000	14,300,080
Surmodics, Inc.*	55,000	1,672,000

		102,561,638

Health Care Providers & Services (0.4%)
Chemed Corp.	2,200	960,432
Covetrus, Inc.*	30,000	626,400
Henry Schein, Inc.*	20,000	1,315,400
Invitae Corp.(x)*	60,000	147,600
OPKO Health, Inc.*	200,000	378,000
Patterson Cos., Inc.	325,000	7,806,500

		11,234,332

Health Care Technology (0.1%)
Evolent Health, Inc., Class A*	80,000	2,874,400
Teladoc Health, Inc.*	10,000	253,500

		3,127,900

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc., Class A*	20,000	8,342,800
NeoGenomics, Inc.*	4,000	34,440

		8,377,240

Total Health Care		125,301,110

Industrials (43.1%)
Aerospace & Defense (6.3%)
AAR Corp.*	120,000	4,298,400
Aerojet Rocketdyne Holdings, Inc.*	1,490,000	59,585,100
Astronics Corp.*	10,000	78,600
Astronics Corp., Class B(x)*	30,000	233,400
Curtiss-Wright Corp.	144,000	20,039,040
Ducommun, Inc.*	125,000	4,957,500
HEICO Corp.	120,900	17,407,182
HEICO Corp., Class A	3,000	343,860
Innovative Solutions and Support, Inc.*	107,500	927,725
Kaman Corp.	1,128,000	31,505,040
Moog, Inc., Class A	67,000	4,713,450
Moog, Inc., Class B	34,021	2,393,377
National Presto Industries, Inc.	7,000	455,350
Park Aerospace Corp.	643,000	7,098,720
Textron, Inc.	286,000	16,662,360
Woodward, Inc.	82,000	6,581,320

		177,280,424

Building Products (2.2%)
A O Smith Corp.	78,000	3,789,240
Fortune Brands Home & Security, Inc.	10,000	536,900
Gibraltar Industries, Inc.*	50,000	2,046,500
Griffon Corp.	1,675,500	49,460,760
Johnson Controls International plc	112,000	5,512,640

		61,346,040

Commercial Services & Supplies (5.2%)
ACCO Brands Corp.	155,000	759,500
Casella Waste Systems, Inc., Class A*	123,000	9,395,970
IAA, Inc.*	422,500	13,456,625
KAR Auction Services, Inc.*	440,000	4,914,800
Kimball International, Inc., Class B	235,000	1,478,150
Loomis AB	210,000	5,153,228
Matthews International Corp., Class A	589,000	13,199,490
Pitney Bowes, Inc.	12,000	27,960
Republic Services, Inc.	329,500	44,825,180
Rollins, Inc.	1,508,000	52,297,440
Team, Inc.*	890,000	943,400

		146,451,743

Construction & Engineering (0.3%)
Arcosa, Inc.	100,000	5,718,000
Granite Construction, Inc.	15,000	380,850
Valmont Industries, Inc.	10,000	2,686,200

		8,785,050

Electrical Equipment (2.3%)
Allied Motion Technologies, Inc.	72,026	2,061,384
AMETEK, Inc.	330,000	37,425,300
AZZ, Inc.	178,000	6,498,780
Pineapple Energy, Inc.	92,500	80,410
Rockwell Automation, Inc.	87,000	18,714,570

		64,780,444

Machinery (19.2%)
Albany International Corp., Class A	36,000	2,837,880
Altra Industrial Motion Corp.	39,000	1,311,180
Astec Industries, Inc.	509,000	15,875,710
Chart Industries, Inc.*	121,500	22,398,525
CIRCOR International, Inc.*	750,000	12,367,500
CNH Industrial NV	2,690,000	30,047,300
Commercial Vehicle Group, Inc.*	125,100	562,950
Crane Holdings Co.	552,500	48,365,850
Donaldson Co., Inc.	209,000	10,243,090
Eastern Co. (The)(x)	266,039	4,615,777
Enerpac Tool Group Corp.*	95,000	1,693,850
EnPro Industries, Inc.	410,000	34,841,800
Federal Signal Corp.	500,000	18,660,000
Flowserve Corp.	104,000	2,527,200
Franklin Electric Co., Inc.	250,000	20,427,500
Gencor Industries, Inc.*	82,700	745,127
Gorman-Rupp Co. (The)	430,000	10,229,700
Graco, Inc.	440,000	26,378,000
Graham Corp.(x)	58,500	514,215
Hyster-Yale Materials Handling, Inc.	263,000	5,657,130
IDEX Corp.	89,000	17,786,650

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Interpump Group SpA	210,000	$6,792,732
Iveco Group NV*	700,000	3,300,613
Kennametal, Inc.	214,000	4,404,120
L B Foster Co., Class A*	480,001	4,684,810
Lincoln Electric Holdings, Inc.	94,000	11,817,680
Lindsay Corp.	59,500	8,525,160
LS Starrett Co. (The), Class A*‡	442,200	3,904,626
Manitowoc Co., Inc. (The)*	235,000	1,821,250
Middleby Corp. (The)*	4,800	615,216
Mueller Industries, Inc.	1,457,000	86,604,080
Mueller Water Products, Inc., Class A	1,360,000	13,967,200
Nordson Corp.	39,500	8,384,665
Park-Ohio Holdings Corp.	555,000	6,277,050
Shyft Group, Inc. (The)	272,000	5,556,960
Standex International Corp.	81,000	6,613,650
Tennant Co.	400,000	22,624,000
Toro Co. (The)	47,000	4,064,560
Trinity Industries, Inc.	430,000	9,180,500
Twin Disc, Inc.*	539,000	6,182,330
Watts Water Technologies, Inc., Class A	286,000	35,958,780

		539,366,916

Trading Companies & Distributors (7.6%)
Distribution Solutions Group, Inc.*	100,000	2,817,000
GATX Corp.	856,000	72,888,400
H&E Equipment Services, Inc.	40,000	1,133,600
Herc Holdings, Inc.	882,100	91,632,548
McGrath RentCorp	23,000	1,928,780
Rush Enterprises, Inc., Class B‡	744,500	35,668,995
Titan Machinery, Inc.*	60,000	1,695,600
United Rentals, Inc.*	26,500	7,158,180

		214,923,103

Total Industrials		1,212,933,720

Information Technology (3.8%)
Electronic Equipment, Instruments & Components (2.5%)
Badger Meter, Inc.	102,000	9,423,780
Bel Fuse, Inc., Class A‡	163,500	4,569,825
Bel Fuse, Inc., Class B	23,000	580,750
CTS Corp.	1,000,000	41,650,000
Daktronics, Inc.(x)*	150,000	406,500
Itron, Inc.*	67,000	2,821,370
Landis+Gyr Group AG*	25,000	1,352,294
Littelfuse, Inc.	45,500	9,040,395
Napco Security Technologies, Inc.*	36,000	1,046,880
Trans-Lux Corp.*	120,060	48,024

		70,939,818

IT Services (0.1%)
Alithya Group, Inc., Class A*	750,000	1,447,500
MoneyGram International, Inc.*	45,000	468,000
Steel Connect, Inc.*	830,000	1,137,100

		3,052,600

Software (1.0%)
Fortinet, Inc.*	114,500	5,625,385
Roper Technologies, Inc.	26,200	9,422,568
Tyler Technologies, Inc.*	37,000	12,857,500

		27,905,453

Technology Hardware, Storage & Peripherals (0.2%)
Diebold Nixdorf, Inc.*	1,390,000	3,391,600
Intevac, Inc.*	55,000	255,750
TransAct Technologies, Inc.*	80,000	292,000

		3,939,350

Total Information Technology		105,837,221

Materials (6.5%)
Chemicals (3.4%)
Ashland, Inc.	57,500	5,460,775
Chase Corp.	10,000	835,700
Core Molding Technologies, Inc.*	344,000	3,415,920
Element Solutions, Inc.	67,000	1,090,090
FMC Corp.	26,500	2,801,050
Hawkins, Inc.	45,000	1,754,550
HB Fuller Co.	355,000	21,335,500
Huntsman Corp.	100,000	2,454,000
Livent Corp.*	52,000	1,593,800
Minerals Technologies, Inc.	195,000	9,634,950
NewMarket Corp.	14,700	4,422,201
Olin Corp.	116,000	4,974,080
Quaker Chemical Corp.	4,700	678,586
Scotts Miracle-Gro Co. (The)	74,000	3,163,500
Sensient Technologies Corp.	185,000	12,827,900
Takasago International Corp.	28,500	522,027
Tredegar Corp.	1,490,092	14,066,468
Valvoline, Inc.	162,000	4,105,080

		95,136,177

Containers & Packaging (1.7%)
Greif, Inc., Class A	212,030	12,630,627
Myers Industries, Inc.	1,654,014	27,241,611
Sonoco Products Co.	155,000	8,793,150

		48,665,388

Metals & Mining (1.4%)
Ampco-Pittsburgh Corp.(x)*	652,000	2,399,360
ATI, Inc.*	500,000	13,305,000
Barrick Gold Corp.	24,000	372,000
Haynes International, Inc.	8,500	298,520
Kinross Gold Corp.	45,000	169,200
Materion Corp.	255,000	20,400,000
TimkenSteel Corp.*	212,000	3,177,880

		40,121,960

Total Materials		183,923,525

Real Estate (3.3%)
Equity Real Estate Investment Trusts (REITs) (2.1%)
Indus Realty Trust, Inc. (REIT)‡	335,000	17,543,950
Ryman Hospitality Properties, Inc. (REIT)	565,000	41,578,350

		59,122,300

Real Estate Management & Development (1.2%)
Capital Properties, Inc., Class A	75,004	843,795
Gyrodyne LLC*	4,004	40,200
Seritage Growth Properties (REIT), Class A(x)*	136,000	1,226,720
St Joe Co. (The)	784,000	25,111,520
Tejon Ranch Co.*	476,494	6,861,514

		34,083,749

Total Real Estate		93,206,049

Utilities (5.2%)
Electric Utilities (2.1%)
Evergy, Inc.	148,000	8,791,200
Otter Tail Corp.	270,000	16,610,400
PNM Resources, Inc.(x)	730,000	33,382,900

		58,784,500

Gas Utilities (1.5%)
Chesapeake Utilities Corp.	6,000	692,340
National Fuel Gas Co.	170,000	10,463,500
Northwest Natural Holding Co.	34,000	1,474,920
ONE Gas, Inc.	34,000	2,393,260
Southwest Gas Holdings, Inc.	414,000	28,876,500

		43,900,520

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp. (The)	240,000	5,424,000
Ormat Technologies, Inc.(x)	84,000	7,240,800

		12,664,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.9%)
Black Hills Corp.	173,500	$11,751,155
NorthWestern Corp.	264,000	13,009,920

		24,761,075

Water Utilities (0.3%)
Cadiz, Inc.(x)*	10,000	19,000
SJW Group	102,000	5,875,200
York Water Co. (The)	43,500	1,671,705

		7,565,905

Total Utilities		147,676,800

Total Common Stocks (98.3%) (Cost $1,343,583,468)		2,766,942,864

CONVERTIBLE PREFERRED STOCK:
Consumer Discretionary (0.1%)
Auto Components (0.1%)
Garrett Motion, Inc. 11.000%(x)	305,000	2,168,550

Total Convertible Preferred Stock (0.1%) (Cost $1,601,250)		2,168,550

PREFERRED STOCK:
Industrials (0.0%)†
Industrial Conglomerates (0.0%)†
Steel Partners Holdings LP 6.000%	49,232	1,146,121

Total Preferred Stock (0.0%)† (Cost $1,164,106)		1,146,121

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)(x)* (Cost $—)	115,000	338,399

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp.,expiring 8/1/25* (Cost $—)	532,000	143,533

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	4,000,000	4,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $9,892,944, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $10,088,306.(xx)	$9,890,497	9,890,497
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $2,000,508, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $2,040,989.(xx)	2,000,000	2,000,000
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $9,205,724, collateralized by various Common Stocks, U.S. Government Treasury Securities,ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $10,083,661.(xx)	9,200,000	9,200,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $1,000,256, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $1,111,064.(xx)	1,000,000	1,000,000
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $5,001,313, collateralized by various Common Stocks; total market value $5,501,447.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		27,090,497

Total Short-Term Investments (1.1%) (Cost $31,090,497)		31,090,497

Total Investments in Securities (99.5%) (Cost $1,377,439,321)		2,801,829,964
Other Assets Less Liabilities (0.5%)		12,845,524

Net Assets (100%)		$2,814,675,488

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $35,013,608. This was collateralized by $5,003,929 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/6/22 - 5/15/52 and by cash of $31,090,546 of which $31,090,497 was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A(x)*	495,000	1,014,930	—	(52,850)	(130,809)	(296,671)	534,600	—	—
Consumer Discretionary
Auto Components
Strattec Security Corp.*	223,005	8,244,539	10,671	—	—	(3,616,706)	4,638,504	—	—
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A*	11,700	8,340,000	—	(210,620)	3,978	(1,347,358)	6,786,000	—	—
Canterbury Park Holding Corp.(x)	327,000	5,644,020	—	—	—	1,638,270	7,282,290	91,560	—
Consumer Staples
Food & Staples Retailing
Ingles Markets, Inc., Class A	472,500	54,092,010	—	(14,489,975)	11,136,133	(13,311,443)	37,426,725	299,475	—
Household Products
Oil-Dri Corp. of America	434,531	13,941,507	258,659	—	—	(3,684,516)	10,515,650	354,169	—
Industrials
Machinery
LS Starrett Co. (The), Class A*	442,200	4,132,700	1,426	—	—	(229,500)	3,904,626	—	—
Trading Companies &
Distributors
Rush Enterprises, Inc., Class B	744,500	40,315,590	—	(123,429)	96,445	(4,619,611)	35,668,995	439,825	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A	163,500	2,391,475	—	(49,525)	746	2,227,129	4,569,825	29,760	—
Real Estate
Equity Real Estate Investment Trusts (REITs)
Indus Realty Trust, Inc. (REIT)	335,000	27,560,400	—	(329,044)	39,872	(9,727,278)	17,543,950	161,920	—

Total		165,677,171	270,756	(15,255,443)	11,146,365	(32,967,684)	128,871,165	1,376,709	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$212,017,619	$519,200	$—	$212,536,819
Consumer Discretionary	356,993,540	33,532,147	918,045	391,443,732
Consumer Staples	135,384,978	6,143,655	—	141,528,633
Energy	35,000,950	—	—	35,000,950
Financials	115,381,334	2,172,971	—	117,554,305
Health Care	125,301,110	—	—	125,301,110
Industrials	1,195,060,370	17,873,350	—	1,212,933,720
Information Technology	103,037,427	2,799,794	—	105,837,221
Materials	183,401,498	522,027	—	183,923,525
Real Estate	92,322,054	883,995	—	93,206,049
Utilities	147,676,800	—	—	147,676,800
Convertible Preferred Stock
Consumer Discretionary	2,168,550	—	—	2,168,550
Preferred Stock
Industrials	1,146,121	—	—	1,146,121
Rights
Industrials	—	—	338,399	338,399
Short-Term Investments
Investment Company	4,000,000	—	—	4,000,000
Repurchase Agreements	—	27,090,497	—	27,090,497
Warrants
Materials	—	143,533	—	143,533

Total Assets	$2,708,892,351	$91,681,169	$1,256,444	$2,801,829,964

Total Liabilities	$—	$—	$—	$—

Total	$2,708,892,351	$91,681,169	$1,256,444	$2,801,829,964

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,622,692,499
Aggregate gross unrealized depreciation	(202,138,400)

Net unrealized appreciation	$1,420,554,099

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,381,275,865

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (82.4%)
Communication Services (11.4%)
Diversified Telecommunication Services (3.3%)
CCO Holdings LLC
5.500%, 5/1/26(x)§	$150,000	$142,199
5.000%, 2/1/28§	225,000	197,392
6.375%, 9/1/29§	494,000	452,010
4.750%, 3/1/30§	358,000	288,892
4.250%, 2/1/31§	475,000	367,697
4.750%, 2/1/32§	277,000	215,248
4.500%, 5/1/32	400,000	305,068
4.500%, 6/1/33§	450,000	332,312
4.250%, 1/15/34§	900,000	644,063
Iliad Holding SASU
7.000%, 10/15/28§	375,000	322,500
Level 3 Financing, Inc.
4.625%, 9/15/27§	25,000	20,943
4.250%, 7/1/28§	300,000	232,800
Lumen Technologies, Inc.
5.125%, 12/15/26(x)§	452,000	389,850
5.375%, 6/15/29§	486,000	359,640
Series G
6.875%, 1/15/28	375,000	321,094
Series W
6.750%, 12/1/23	178,000	181,115
Sprint Capital Corp.
8.750%, 3/15/32	250,000	288,761
Switch Ltd.
3.750%, 9/15/28§	200,000	198,000
Virgin Media Finance plc
5.000%, 7/15/30§	400,000	295,408
Windstream Escrow LLC
7.750%, 8/15/28(x)§	297,000	246,510
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	498,000	399,530
6.125%, 3/1/28(x)§	592,000	416,620

		6,617,652

Entertainment (2.4%)
Cinemark USA, Inc.
8.750%, 5/1/25§	225,000	227,250
5.250%, 7/15/28(x)§	1,650,000	1,266,375
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	634,000	472,330
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	576,000	556,128
5.625%, 3/15/26§	650,000	616,484
6.500%, 5/15/27§	657,000	632,363
4.750%, 10/15/27(x)§	50,000	43,346
Playtika Holding Corp.
4.250%, 3/15/29§	1,200,000	952,500

		4,766,776

Interactive Media & Services (0.2%)
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	306,000	140,999
ZipRecruiter, Inc.
5.000%, 1/15/30§	425,000	343,188

		484,187

Media (4.7%)
CSC Holdings LLC
7.500%, 4/1/28§	250,000	204,375
5.750%, 1/15/30§	525,000	371,962
4.625%, 12/1/30§	775,000	525,063
Gray Escrow II, Inc.
5.375%, 11/15/31§	257,000	200,709
Gray Television, Inc.
5.875%, 7/15/26§	222,000	203,963
4.750%, 10/15/30§	347,000	259,267
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	564,000	461,662
Nexstar Media, Inc.
5.625%, 7/15/27§	978,000	898,051
Outfront Media Capital LLC
5.000%, 8/15/27§	1,095,000	950,241
4.250%, 1/15/29§	850,000	667,675
4.625%, 3/15/30§	250,000	197,500
Sinclair Television Group, Inc.
5.500%, 3/1/30§	304,000	220,400
Sirius XM Radio, Inc.
3.125%, 9/1/26§	444,000	388,833
4.000%, 7/15/28§	475,000	403,247
3.875%, 9/1/31§	657,000	509,175
Stagwell Global LLC
5.625%, 8/15/29(x)§	539,000	443,365
TEGNA, Inc.
4.750%, 3/15/26§	500,000	481,375
5.000%, 9/15/29(x)	215,000	197,531
Univision Communications, Inc.
7.375%, 6/30/30§	418,000	398,270
Videotron Ltd.
3.625%, 6/15/29§	212,000	171,572
Virgin Media Vendor Financing Notes IV DAC
5.000%, 7/15/28§	200,000	161,750
VZ Secured Financing BV
5.000%, 1/15/32§	526,000	400,312
Ziggo Bond Co. BV
6.000%, 1/15/27§	737,000	616,316

		9,332,614

Wireless Telecommunication Services (0.8%)
Sprint Corp.
7.875%, 9/15/23	260,000	264,218
7.625%, 3/1/26	198,000	205,075
Vmed O2 UK Financing I plc
4.250%, 1/31/31§	950,000	712,500
4.750%, 7/15/31§	451,000	349,931

		1,531,724

Total Communication Services		22,732,953

Consumer Discretionary (12.3%)
Auto Components (0.2%)
Clarios Global LP
6.250%, 5/15/26§	113,000	107,915
Icahn Enterprises LP
6.375%, 12/15/25	216,000	206,550

		314,465

Automobiles (0.1%)
Ford Motor Co.
6.625%, 10/1/28(x)	286,000	276,348

Distributors (0.1%)
Univar Solutions USA, Inc.
5.125%, 12/1/27§	202,000	180,790

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Diversified Consumer Services (0.6%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	$200,000	$186,850
Sotheby’s
7.375%, 10/15/27(x)§	1,150,000	1,053,423

		1,240,273

Hotels, Restaurants & Leisure (6.4%)
1011778 BC ULC
5.750%, 4/15/25§	268,000	265,069
3.875%, 1/15/28§	1,412,000	1,228,736
4.375%, 1/15/28§	200,000	173,300
3.500%, 2/15/29§	100,000	82,500
4.000%, 10/15/30§	300,000	236,274
Boyd Gaming Corp.
4.750%, 6/15/31§	400,000	321,512
Caesars Entertainment, Inc.
6.250%, 7/1/25§	784,000	754,388
8.125%, 7/1/27(x)§	575,000	548,711
4.625%, 10/15/29(x)§	245,000	188,038
Caesars Resort Collection LLC
5.750%, 7/1/25§	350,000	338,663
Carnival Corp.
7.625%, 3/1/26§	175,000	134,969
5.750%, 3/1/27§	400,000	280,000
6.000%, 5/1/29§	295,000	199,125
CDI Escrow Issuer, Inc.
5.750%, 4/1/30§	424,000	369,635
CEC Entertainment LLC
6.750%, 5/1/26§	222,000	198,968
Churchill Downs, Inc.
5.500%, 4/1/27(x)§	298,000	277,891
Dave & Buster’s, Inc.
7.625%, 11/1/25§	547,000	538,111
Everi Holdings, Inc.
5.000%, 7/15/29§	1,000,000	822,300
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	470,000	438,275
3.625%, 2/15/32§	324,000	246,240
IRB Holding Corp.
7.000%, 6/15/25§	829,000	822,774
Life Time, Inc.
5.750%, 1/15/26§	362,000	329,970
MajorDrive Holdings IV LLC
6.375%, 6/1/29(x)§	340,000	232,900
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	546,000	401,605
11.625%, 8/15/27§	140,000	127,225
Scientific Games Holdings LP
6.625%, 3/1/30§	324,000	259,718
Speedway Motorsports LLC
4.875%, 11/1/27§	400,000	352,000
Station Casinos LLC
4.500%, 2/15/28§	717,000	588,341
4.625%, 12/1/31§	1,460,000	1,110,958
Vail Resorts, Inc.
6.250%, 5/15/25§	146,000	143,993
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28(x)§	419,000	367,543
Yum! Brands, Inc.
5.375%, 4/1/32	523,000	463,712

		12,843,444

Household Durables (0.5%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	716,000	654,639
Newell Brands, Inc.
6.625%, 9/15/29(x)	334,000	326,562
Picasso Finance Sub, Inc.
6.125%, 6/15/25§	79,000	77,815

		1,059,016

Internet & Direct Marketing Retail (0.8%)
Getty Images, Inc.
9.750%, 3/1/27§	1,086,000	1,069,710
Photo Holdings Merger Sub, Inc.
8.500%, 10/1/26§	686,000	438,834

		1,508,544

Leisure Products (0.1%)
Mattel, Inc.
3.750%, 4/1/29§	202,000	169,506

Specialty Retail (3.2%)
Asbury Automotive Group, Inc.
4.750%, 3/1/30	144,000	112,320
5.000%, 2/15/32§	320,000	246,400
eG Global Finance plc
8.500%, 10/30/25§	372,000	325,329
LBM Acquisition LLC
6.250%, 1/15/29(x)§	883,000	598,232
LCM Investments Holdings II LLC
4.875%, 5/1/29§	402,000	310,043
LSF9 Atlantis Holdings LLC
7.750%, 2/15/26§	1,025,000	913,326
Park River Holdings, Inc.
6.750%, 8/1/29§	275,000	183,563
Rent-A-Center, Inc.
6.375%, 2/15/29(x)§	825,000	643,500
Sonic Automotive, Inc.
4.625%, 11/15/29§	225,000	176,625
4.875%, 11/15/31§	279,000	211,342
Specialty Building Products Holdings LLC
6.375%, 9/30/26(x)§	1,766,000	1,456,950
SRS Distribution, Inc.
4.625%, 7/1/28§	282,000	241,502
6.000%, 12/1/29§	904,000	720,958
White Cap Buyer LLC
6.875%, 10/15/28(x)§	391,000	322,575

		6,462,665

Textiles, Apparel & Luxury Goods (0.3%)
Crocs, Inc.
4.125%, 8/15/31§	252,000	191,520
G-III Apparel Group Ltd.
7.875%, 8/15/25§	377,000	341,185

		532,705

Total Consumer Discretionary		24,587,756

Consumer Staples (4.8%)
Beverages (0.1%)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	287,000	236,933

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Food & Staples Retailing (2.2%)
Albertsons Cos., Inc.
3.500%, 3/15/29§	$150,000	$120,900
4.875%, 2/15/30(x)§	250,000	211,502
Performance Food Group, Inc.
6.875%, 5/1/25§	709,000	701,910
5.500%, 10/15/27§	800,000	727,064
4.250%, 8/1/29§	650,000	541,190
United Natural Foods, Inc.
6.750%, 10/15/28(x)§	187,000	171,283
US Foods, Inc.
6.250%, 4/15/25§	374,000	367,455
4.750%, 2/15/29§	830,000	705,500
4.625%, 6/1/30§	1,083,000	901,598

		4,448,402

Food Products (1.6%)
B&G Foods, Inc.
5.250%, 4/1/25(x)	265,000	229,887
Chobani LLC
4.625%, 11/15/28§	300,000	255,162
Kraft Heinz Foods Co.
6.875%, 1/26/39	216,000	223,668
4.375%, 6/1/46	306,000	239,289
Post Holdings, Inc.
5.750%, 3/1/27§	144,000	137,160
5.500%, 12/15/29§	500,000	432,500
4.625%, 4/15/30§	165,000	135,094
4.500%, 9/15/31(x)§	997,000	802,585
Sigma Holdco BV
7.875%, 5/15/26§	592,000	384,800
Simmons Foods, Inc.
4.625%, 3/1/29§	468,000	382,590

		3,222,735

Household Products (0.6%)
Central Garden & Pet Co.
4.125%, 10/15/30	182,000	144,564
Energizer Holdings, Inc.
4.750%, 6/15/28(x)§	396,000	312,840
Kronos Acquisition Holdings, Inc.
7.000%, 12/31/27(x)§	93,000	72,656
Spectrum Brands, Inc.
5.750%, 7/15/25	370,000	348,725
5.500%, 7/15/30§	48,000	37,800
3.875%, 3/15/31§	350,000	238,207

		1,154,792

Personal Products (0.3%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	422,000	378,813
Prestige Brands, Inc.
3.750%, 4/1/31§	283,000	219,056

		597,869

Total Consumer Staples		9,660,731

Energy (9.8%)
Energy Equipment & Services (0.1%)
Precision Drilling Corp.
7.125%, 1/15/26(x)§	244,000	228,445

Oil, Gas & Consumable Fuels (9.7%)
Aethon United BR LP
8.250%, 2/15/26§	297,000	286,160
Antero Midstream Partners LP
5.750%, 3/1/27§	300,000	277,460
5.750%, 1/15/28§	450,000	409,522
5.375%, 6/15/29§	150,000	131,483
Antero Resources Corp.
7.625%, 2/1/29§	88,000	88,000
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	430,000	413,682
Blue Racer Midstream LLC
7.625%, 12/15/25§	321,000	308,561
6.625%, 7/15/26§	304,000	284,240
Buckeye Partners LP
4.500%, 3/1/28§	250,000	209,925
5.850%, 11/15/43	175,000	131,279
5.600%, 10/15/44	150,000	105,757
Callon Petroleum Co.
7.500%, 6/15/30(x)§	425,000	371,323
Chesapeake Energy Corp.
6.750%, 4/15/29§	400,000	383,000
CNX Resources Corp.
7.375%, 1/15/31(x)§	325,000	318,822
Colgate Energy Partners III LLC
5.875%, 7/1/29(x)§	1,388,000	1,238,374
Comstock Resources, Inc.
6.750%, 3/1/29§	25,000	23,145
5.875%, 1/15/30§	950,000	825,313
CQP Holdco LP
5.500%, 6/15/31§	325,000	274,398
Crescent Energy Finance LLC
7.250%, 5/1/26§	376,000	339,810
Crestwood Midstream Partners LP
5.625%, 5/1/27§	136,000	122,801
6.000%, 2/1/29§	638,000	571,010
CrownRock LP
5.625%, 10/15/25§	656,000	630,140
Delek Logistics Partners LP
6.750%, 5/15/25	637,000	611,520
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	302,000	277,873
EnLink Midstream LLC
6.500%, 9/1/30§	325,000	316,245
Enviva Partners LP
6.500%, 1/15/26§	575,000	543,849
EQM Midstream Partners LP
4.750%, 1/15/31§	325,000	257,871
Genesis Energy LP
8.000%, 1/15/27	564,000	494,910
7.750%, 2/1/28	799,000	689,137
Hilcorp Energy I LP
6.000%, 4/15/30§	200,000	175,451
6.000%, 2/1/31§	325,000	282,955
6.250%, 4/15/32§	375,000	332,456
Holly Energy Partners LP
6.375%, 4/15/27§	179,000	170,497
5.000%, 2/1/28§	785,000	692,763
Kinetik Holdings LP
5.875%, 6/15/30§	404,000	369,926
MEG Energy Corp.
7.125%, 2/1/27§	100,000	101,500
5.875%, 2/1/29§	550,000	491,563
New Fortress Energy, Inc.
6.750%, 9/15/25§	250,000	236,017
NuStar Logistics LP
5.750%, 10/1/25	218,000	202,036

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 6/1/26(x)	$250,000	$228,750
Occidental Petroleum Corp.
6.625%, 9/1/30	227,000	230,428
6.125%, 1/1/31	115,000	113,269
6.450%, 9/15/36	1,369,000	1,363,866
6.200%, 3/15/40	125,000	120,938
6.600%, 3/15/46	425,000	433,500
Rockcliff Energy II LLC
5.500%, 10/15/29§	157,000	138,356
Rockies Express Pipeline LLC
4.950%, 7/15/29§	25,000	21,400
4.800%, 5/15/30§	625,000	512,500
Southwestern Energy Co.
7.750%, 10/1/27	245,000	248,063
4.750%, 2/1/32	301,000	252,087
Summit Midstream Holdings LLC
8.500%, 10/15/26§	511,000	479,701
Sunoco LP
6.000%, 4/15/27	575,000	546,405
4.500%, 4/30/30	676,000	550,298
Western Midstream Operating LP
5.300%, 3/1/48	225,000	184,549

		19,414,884

Total Energy		19,643,329

Financials (10.8%)
Consumer Finance (3.8%)
Bread Financial Holdings, Inc.
4.750%, 12/15/24§	1,279,000	1,116,567
7.000%, 1/15/26§	758,000	663,250
Credit Acceptance Corp.
6.625%, 3/15/26(x)	200,000	186,000
Curo Group Holdings Corp.
7.500%, 8/1/28§	532,000	260,521
Enova International, Inc.
8.500%, 9/1/24§	516,000	490,845
Ford Motor Credit Co. LLC
4.542%, 8/1/26	50,000	44,625
4.271%, 1/9/27	200,000	174,310
4.125%, 8/17/27	750,000	646,200
3.815%, 11/2/27	200,000	168,000
2.900%, 2/16/28	250,000	196,875
5.113%, 5/3/29(x)	200,000	173,754
4.000%, 11/13/30	1,925,000	1,501,500
OneMain Finance Corp.
6.625%, 1/15/28	600,000	514,800
4.000%, 9/15/30	775,000	543,825
PROG Holdings, Inc.
6.000%, 11/15/29(x)§	950,000	757,340
VistaJet Malta Finance plc
6.375%, 2/1/30§	225,000	181,172

		7,619,584

Diversified Financial Services (1.4%)
Armor Holdco, Inc.
8.500%, 11/15/29§	243,000	193,511
MPH Acquisition Holdings LLC
5.500%, 9/1/28§	300,000	248,910
5.750%, 11/1/28(x)§	100,000	75,620
Oxford Finance LLC
6.375%, 2/1/27§	825,000	772,406
Shift4 Payments LLC
4.625%, 11/1/26§	907,000	823,669
Verscend Escrow Corp.
9.750%, 8/15/26§	707,000	678,720

		2,792,836

Insurance (4.2%)
Acrisure LLC
7.000%, 11/15/25§	1,900,000	1,731,223
4.250%, 2/15/29§	275,000	211,062
Alliant Holdings Intermediate LLC
4.250%, 10/15/27(x)§	850,000	728,875
6.750%, 10/15/27§	685,000	591,840
AmWINS Group, Inc.
4.875%, 6/30/29§	1,669,000	1,393,615
AssuredPartners, Inc.
7.000%, 8/15/25§	675,000	621,844
5.625%, 1/15/29§	375,000	290,625
HUB International Ltd.
7.000%, 5/1/26§	987,000	933,949
NFP Corp.
4.875%, 8/15/28§	600,000	510,534
6.875%, 8/15/28§	1,675,000	1,306,500

		8,320,067

Thrifts & Mortgage Finance (1.4%)
Freedom Mortgage Corp.
8.250%, 4/15/25(x)§	508,000	414,020
6.625%, 1/15/27§	419,000	297,490
Home Point Capital, Inc.
5.000%, 2/1/26§	225,000	140,625
Nationstar Mortgage Holdings, Inc.
5.500%, 8/15/28§	350,000	276,500
PHH Mortgage Corp.
7.875%, 3/15/26(x)§	208,000	183,040
Provident Funding Associates LP
6.375%, 6/15/25§	675,000	613,406
Rocket Mortgage LLC
2.875%, 10/15/26(x)§	226,000	186,495
3.875%, 3/1/31(x)§	425,000	310,250
4.000%, 10/15/33(x)§	75,000	51,563
United Wholesale Mortgage LLC
5.500%, 11/15/25§	450,000	391,756

		2,865,145

Total Financials		21,597,632

Health Care (5.6%)
Biotechnology (0.1%)
Grifols Escrow Issuer SA
4.750%, 10/15/28§	230,000	175,950

Health Care Equipment & Supplies (0.9%)
Garden Spinco Corp.
8.625%, 7/20/30(x)§	713,000	736,172
Medline Borrower LP
3.875%, 4/1/29(x)§	347,000	277,600
5.250%, 10/1/29§	554,000	417,550
Varex Imaging Corp.
7.875%, 10/15/27§	445,000	438,325

		1,869,647

Health Care Providers & Services (3.2%)
Acadia Healthcare Co., Inc.
5.500%, 7/1/28§	550,000	503,250
5.000%, 4/15/29§	250,000	222,500
AdaptHealth LLC
6.125%, 8/1/28§	281,000	252,900
5.125%, 3/1/30§	298,000	245,060

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Encompass Health Corp.
5.750%, 9/15/25	$275,000	$272,594
4.750%, 2/1/30	800,000	666,872
HCA, Inc.
7.690%, 6/15/25	254,000	262,870
HealthEquity, Inc.
4.500%, 10/1/29§	694,000	591,635
Legacy LifePoint Health LLC
4.375%, 2/15/27§	50,000	41,500
Radiology Partners, Inc.
9.250%, 2/1/28§	1,000,000	646,250
RP Escrow Issuer LLC
5.250%, 12/15/25§	700,000	578,480
Tenet Healthcare Corp.
4.875%, 1/1/26§	522,000	482,793
5.125%, 11/1/27§	200,000	179,250
4.625%, 6/15/28§	100,000	88,000
6.125%, 10/1/28§	825,000	728,062
6.125%, 6/15/30§	264,000	242,471
US Acute Care Solutions LLC
6.375%, 3/1/26§	428,000	358,450

		6,362,937

Health Care Technology (0.1%)
IQVIA, Inc.
5.000%, 5/15/27§	200,000	187,810

Pharmaceuticals (1.3%)
Bausch Health Americas, Inc.
9.250%, 4/1/26(x)§	461,000	269,685
Bausch Health Cos., Inc.
5.500%, 11/1/25§	604,000	478,670
6.250%, 2/15/29§	262,000	100,870
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	538,000	480,165
3.500%, 4/1/30(x)§	350,000	274,414
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	200,000	164,000
Organon & Co.
5.125%, 4/30/31§	642,000	526,440
P&L Development LLC
7.750%, 11/15/25§	335,000	250,831

		2,545,075

Total Health Care		11,141,419

Industrials (9.8%)
Aerospace & Defense (1.1%)
Rolls-Royce plc
5.750%, 10/15/27§	252,000	218,925
TransDigm UK Holdings plc
6.875%, 5/15/26	225,000	212,625
TransDigm, Inc.
6.250%, 3/15/26§	750,000	727,500
6.375%, 6/15/26	50,000	47,110
7.500%, 3/15/27	400,000	380,800
5.500%, 11/15/27	300,000	260,769
4.625%, 1/15/29	375,000	301,875

		2,149,604

Airlines (0.8%)
Air Canada
3.875%, 8/15/26§	750,000	642,188
American Airlines, Inc.
5.500%, 4/20/26§	200,000	187,500
5.750%, 4/20/29§	325,000	283,562
Hawaiian Brand Intellectual Property Ltd.
5.750%, 1/20/26§	325,000	286,000
United Airlines, Inc.
4.375%, 4/15/26§	250,000	223,125

		1,622,375

Building Products (1.2%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	61,000	58,960
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	216,000	178,740
CP Atlas Buyer, Inc.
7.000%, 12/1/28(x)§	322,000	238,480
Eco Material Technologies, Inc.
7.875%, 1/31/27§	650,000	576,062
JELD-WEN, Inc.
6.250%, 5/15/25§	250,000	233,750
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	279,000	228,083
SRM Escrow Issuer LLC
6.000%, 11/1/28§	375,000	305,156
Standard Industries, Inc.
4.375%, 7/15/30§	332,000	253,980
Summit Materials LLC
5.250%, 1/15/29§	383,000	335,845

		2,409,056

Commercial Services & Supplies (4.4%)
ACCO Brands Corp.
4.250%, 3/15/29§	106,000	79,555
ADT Security Corp. (The)
4.125%, 6/15/23	164,000	161,540
4.875%, 7/15/32§	491,000	395,102
Allied Universal Holdco LLC
6.625%, 7/15/26§	732,000	652,395
9.750%, 7/15/27§	464,000	390,920
6.000%, 6/1/29(x)§	151,000	97,395
Aramark Services, Inc.
5.000%, 4/1/25§	314,000	299,085
6.375%, 5/1/25§	915,000	896,700
5.000%, 2/1/28§	225,000	198,281
Cimpress plc
7.000%, 6/15/26§	224,000	153,440
Covanta Holding Corp.
4.875%, 12/1/29(x)§	1,200,000	966,048
5.000%, 9/1/30	75,000	58,875
Garda World Security Corp.
9.500%, 11/1/27§	850,000	735,250
6.000%, 6/1/29§	310,000	226,300
GFL Environmental, Inc.
5.125%, 12/15/26§	186,000	172,747
4.000%, 8/1/28§	250,000	209,375
4.750%, 6/15/29§	866,000	731,770
4.375%, 8/15/29§	825,000	687,869
KAR Auction Services, Inc.
5.125%, 6/1/25§	218,000	209,825
Madison IAQ LLC
5.875%, 6/30/29§	367,000	254,147

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Matthews International Corp.
5.250%, 12/1/25(x)§	$688,000	$619,200
Nielsen Finance LLC
5.875%, 10/1/30§	362,000	359,738
4.750%, 7/15/31§	294,000	287,858

		8,843,415

Construction & Engineering (0.5%)
Dycom Industries, Inc.
4.500%, 4/15/29§	470,000	397,291
Pike Corp.
5.500%, 9/1/28§	500,000	405,000
Weekley Homes LLC
4.875%, 9/15/28§	242,000	195,415

		997,706

Machinery (0.2%)
ATS Automation Tooling Systems, Inc.
4.125%, 12/15/28§	350,000	290,395

Professional Services (0.8%)
AMN Healthcare, Inc.
4.625%, 10/1/27§	275,000	247,500
ASGN, Inc.
4.625%, 5/15/28§	575,000	494,500
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29§	375,000	305,411
KBR, Inc.
4.750%, 9/30/28(x)§	300,000	259,500
Science Applications International Corp.
4.875%, 4/1/28§	312,000	277,739

		1,584,650

Road & Rail (0.7%)
NESCO Holdings II, Inc.
5.500%, 4/15/29§	442,000	367,311
Watco Cos. LLC
6.500%, 6/15/27(x)§	1,052,000	962,580
XPO Logistics, Inc.
6.250%, 5/1/25§	160,000	159,848

		1,489,739

Trading Companies & Distributors (0.1%)
WESCO Distribution, Inc.
7.250%, 6/15/28§	269,000	264,930

Total Industrials		19,651,870

Information Technology (8.5%)
Communications Equipment (1.7%)
CommScope Technologies LLC
6.000%, 6/15/25(x)§	967,000	859,131
CommScope, Inc.
6.000%, 3/1/26§	576,000	529,085
8.250%, 3/1/27(x)§	424,000	350,330
7.125%, 7/1/28(x)§	50,000	38,562
4.750%, 9/1/29§	1,172,000	955,954
Viasat, Inc.
5.625%, 9/15/25§	450,000	343,688
5.625%, 4/15/27§	400,000	331,000

		3,407,750

Electronic Equipment, Instruments & Components (0.3%)
Coherent Corp.
5.000%, 12/15/29(x)§	217,000	179,214
Likewize Corp.
9.750%, 10/15/25§	298,000	274,160
Sensata Technologies, Inc.
3.750%, 2/15/31§	274,000	215,506

		668,880

IT Services (0.9%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	200,000	168,000
Black Knight InfoServ LLC
3.625%, 9/1/28§	207,000	175,652
Cablevision Lightpath LLC
3.875%, 9/15/27§	650,000	544,375
5.625%, 9/15/28§	200,000	160,000
ION Trading Technologies Sarl
5.750%, 5/15/28§	200,000	162,000
Northwest Fiber LLC
6.000%, 2/15/28§	267,000	207,592
Presidio Holdings, Inc.
8.250%, 2/1/28§	104,000	89,700
Unisys Corp.
6.875%, 11/1/27§	494,000	385,320

		1,892,639

Software (5.6%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	756,000	717,973
AthenaHealth Group, Inc.
6.500%, 2/15/30(x)§	606,000	477,952
Boxer Parent Co., Inc.
7.125%, 10/2/25(x)§	346,000	338,194
Camelot Finance SA
4.500%, 11/1/26§	608,000	553,918
Central Parent, Inc.
7.250%, 6/15/29(x)§	261,000	247,702
Change Healthcare Holdings LLC
5.750%, 3/1/25§	1,100,000	1,093,873
Clarivate Science Holdings Corp.
3.875%, 7/1/28(x)§	400,000	329,720
4.875%, 7/1/29(x)§	1,390,000	1,088,370
Condor Merger Sub, Inc.
7.375%, 2/15/30§	378,000	305,708
GoTo Group, Inc.
5.500%, 9/1/27§	380,000	233,700
Helios Software Holdings, Inc.
4.625%, 5/1/28§	472,000	355,180
NCR Corp.
5.000%, 10/1/28§	419,000	327,867
5.125%, 4/15/29§	609,000	454,771
NortonLifeLock, Inc.
5.000%, 4/15/25§	258,000	244,455
7.125%, 9/30/30(x)§	622,000	598,675
Open Text Holdings, Inc.
4.125%, 12/1/31§	395,000	299,213
Picard Midco, Inc.
6.500%, 3/31/29§	234,000	198,828
Rocket Software, Inc.
6.500%, 2/15/29§	580,000	429,200
SS&C Technologies, Inc.
5.500%, 9/30/27§	2,161,000	1,982,934
ZoomInfo Technologies LLC
3.875%, 2/1/29§	1,014,000	826,714

		11,104,947

Total Information Technology		17,074,216

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (7.6%)
Chemicals (2.3%)
ASP Unifrax Holdings, Inc.
5.250%, 9/30/28§	$275,000	$207,969
Avient Corp.
5.750%, 5/15/25§	184,000	177,100
7.125%, 8/1/30§	339,000	312,727
Diamond BC BV
4.625%, 10/1/29§	510,000	359,760
HB Fuller Co.
4.250%, 10/15/28	180,000	151,452
Illuminate Buyer LLC
9.000%, 7/1/28§	978,000	820,297
INEOS Quattro Finance 2 plc
3.375%, 1/15/26§	300,000	249,000
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	338,000	260,260
Minerals Technologies, Inc.
5.000%, 7/1/28§	435,000	379,581
NOVA Chemicals Corp.
4.875%, 6/1/24§	160,000	150,000
Nufarm Australia Ltd.
5.000%, 1/27/30§	318,000	264,735
Olin Corp.
5.625%, 8/1/29(x)	262,000	232,525
Olympus Water US Holding Corp.
4.250%, 10/1/28§	558,000	428,963
6.250%, 10/1/29§	200,000	137,000
WR Grace Holdings LLC
5.625%, 8/15/29§	627,000	467,899

		4,599,268

Containers & Packaging (3.8%)
ARD Finance SA
6.500%, 6/30/27 PIK§	496,000	339,611
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	1,509,000	1,109,115
Ardagh Packaging Finance plc
4.125%, 8/15/26§	400,000	332,360
5.250%, 8/15/27§	200,000	127,174
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30§	385,000	318,180
Crown Americas LLC
5.250%, 4/1/30§	514,000	462,600
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	453,000	359,700
LABL, Inc.
6.750%, 7/15/26§	355,000	321,275
10.500%, 7/15/27§	617,000	527,535
5.875%, 11/1/28§	227,000	183,654
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	655,000	619,794
7.250%, 4/15/25§	1,150,000	1,009,125
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27(x)§	333,000	300,116
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	1,640,000	1,474,524
8.500%, 8/15/27(e)§	200,000	176,350

		7,661,113

Metals & Mining (1.5%)
Arconic Corp.
6.125%, 2/15/28(x)§	1,350,000	1,198,611
Constellium SE
5.875%, 2/15/26§	250,000	228,750
5.625%, 6/15/28(x)§	250,000	205,000
3.750%, 4/15/29§	325,000	237,250
Kaiser Aluminum Corp.
4.500%, 6/1/31§	378,000	275,713
Novelis Corp.
4.750%, 1/30/30(x)§	250,000	204,375
SunCoke Energy, Inc.
4.875%, 6/30/29§	750,000	578,258

		2,927,957

Total Materials		15,188,338

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	429,000	368,940
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28(x)§	356,000	307,940
4.875%, 5/15/29§	479,000	389,786
VICI Properties LP (REIT)
4.625%, 6/15/25§	350,000	329,119
XHR LP (REIT)
6.375%, 8/15/25§	354,000	339,177
4.875%, 6/1/29§	156,000	128,352

		1,863,314

Real Estate Management & Development (0.5%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	216,000	200,020
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	672,000	632,352
Howard Hughes Corp. (The)
4.375%, 2/1/31(x)§	255,000	182,608

		1,014,980

Total Real Estate		2,878,294

Utilities (0.4%)
Gas Utilities (0.1%)
Suburban Propane Partners LP
5.000%, 6/1/31§	250,000	204,375

Water Utilities (0.3%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§	552,000	529,920

Total Utilities		734,295

Total Corporate Bonds		164,890,833

Loan Participations (4.3%)
Consumer Discretionary (0.7%)
Auto Components (0.2%)
EyeCare Partners LLC, 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 6.75%), 10.424%, 11/15/29(k)	425,000	386,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Automobiles (0.2%)
First Brands Group LLC, 1st Lien Term Loan
(CME Term SOFR 6 Month + 5.00%), 8.368%, 3/30/27(k)	$468,869	$448,942

Diversified Consumer Services (0.3%)
Tecta America Corp., 2nd Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 8.50%), 11.615%, 4/9/29(k)	625,000	600,000

Total Consumer Discretionary		1,435,692

Financials (1.4%)
Capital Markets (0.6%)
Nexus Buyer LLC, 2nd Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 6.25%), 9.365%, 11/5/29(k)	1,300,000	1,205,750

Insurance (0.8%)
Asurion LLC, 2nd Lien Term Loan B3
(ICE LIBOR USD 1 Month + 5.25%), 8.365%, 1/31/28(k)	1,000,000	756,667
Asurion LLC, 2nd Lien Term Loan B4
(ICE LIBOR USD 1 Month + 5.25%), 8.365%, 1/20/29(k)	1,100,000	836,000

		1,592,667

Total Financials		2,798,417

Health Care (0.5%)
Health Care Providers & Services (0.5%)
LifePoint Health, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 6.871%, 11/16/25(k)	325,000	301,495
National Mentor Holdings, Inc., 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 7.25%), 10.930%, 3/2/29(k)	375,000	275,625
Sound Inpatient Physicians, Inc., 2nd Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 6.75%), 9.865%, 6/26/26(k)	475,000	389,500

		966,620

Total Health Care		966,620

Industrials (0.3%)
Construction & Engineering (0.2%)
Brand Industrial Services, Inc., Initial Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 6.791%, 6/21/24(k)	456,903	395,792

Electrical Equipment (0.1%)
VC GB Holdings I Corp., 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 6.75%), 9.627%, 7/23/29(k)	225,000	193,500

Total Industrials		589,292

Information Technology (1.0%)
Software (1.0%)
Applied Systems, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 9.174%, 9/19/25(k)	967,193	948,655
Ascend Learning LLC, 2nd Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 5.75%), 8.865%, 12/10/29(k)	100,000	86,563
Loyalty Ventures, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 4.50%), 7.615%, 11/3/27(k)	330,313	99,754
UKG, Inc., 2nd Lien Incremental Term Loan
(ICE LIBOR USD 3 Month + 5.25%), 7.535%, 5/3/27(k)	775,000	728,500

		1,863,472

Total Information Technology		1,863,472

Materials (0.4%)
Chemicals (0.3%)
CPC Acquisition Corp., 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 7.75%), 11.424%, 12/29/28(k)	750,000	577,500

Containers & Packaging (0.1%)
First Brands Group LLC, 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 8.50%), 11.871%, 3/30/28(k)	300,000	285,000

Total Materials		862,500

Total Loan Participations		8,515,993

Total Long-Term Debt Securities (86.7%) (Cost $202,883,911)		173,406,826

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.8%)
iShares Broad USD High Yield Corporate Bond ETF(x)	207,530	6,977,159
iShares iBoxx High Yield Corporate Bond ETF(x)	74,030	5,285,002
SPDR Bloomberg High Yield Bond ETF(x)	61,144	5,371,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Total Exchange Traded Funds (8.8%) (Cost $22,170,407)		$17,633,661

SHORT-TERM INVESTMENTS:
Investment Company (2.5%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (10.7%)
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $6,317,666, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $6,442,425.(xx)	6,316,104	6,316,104
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $2,000,508, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $2,040,989.(xx)	2,000,000	2,000,000
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $6,103,796, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $6,685,905.(xx)	6,100,000	6,100,000
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $2,000,525, collateralized by various Common Stocks; total market value $2,200,579.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		21,416,104

U.S. Treasury Obligations (0.9%)
U.S. Treasury Bills
2.34%, 10/27/22(p)(x)	850,000	848,513
2.67%, 11/17/22(p)	850,000	846,980
3.08%, 12/22/22(p)	175,000	173,767

Total U.S. Treasury Obligations		1,869,260

Total Short-Term Investments (14.1%) (Cost $28,285,513)		28,285,364

Total Investments in Securities (109.6%) (Cost $253,339,831)		219,325,851
Other Assets Less Liabilities (-9.6%)		(19,224,440)

Net Assets (100%)		$200,101,411

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2022, the market value of these securities amounted to $146,889,758 or 73.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2022.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $26,861,495. This was collateralized by $1,126,651 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.750%, maturing 10/31/22 - 11/15/50 and by cash of $26,416,104 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CME — Chicago Mercantile Exchange

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$22,732,953	$—	$22,732,953
Consumer Discretionary	—	24,587,756	—	24,587,756
Consumer Staples	—	9,660,731	—	9,660,731
Energy	—	19,643,329	—	19,643,329
Financials	—	21,597,632	—	21,597,632
Health Care	—	11,141,419	—	11,141,419
Industrials	—	19,651,870	—	19,651,870
Information Technology	—	17,074,216	—	17,074,216
Materials	—	15,188,338	—	15,188,338
Real Estate	—	2,878,294	—	2,878,294
Utilities	—	734,295	—	734,295
Exchange Traded Funds	17,633,661	—	—	17,633,661
Loan Participations
Consumer Discretionary	—	1,435,692	—	1,435,692
Financials	—	2,798,417	—	2,798,417
Health Care	—	966,620	—	966,620
Industrials	—	589,292	—	589,292
Information Technology	—	1,863,472	—	1,863,472
Materials	—	862,500	—	862,500
Short-Term Investments
Investment Company	5,000,000	—	—	5,000,000
Repurchase Agreements	—	21,416,104	—	21,416,104
U.S. Treasury Obligations	—	1,869,260	—	1,869,260

Total Assets	$22,633,661	$196,692,190	$—	$219,325,851

Total Liabilities	$—	$—	$—	$—

Total	$22,633,661	$196,692,190	$—	$219,325,851

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$185,418
Aggregate gross unrealized depreciation	(34,520,791)

Net unrealized depreciation	$(34,335,373)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$253,661,224

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (0.7%)
Anterix, Inc.*	3,070	$109,660
ATN International, Inc.	1,812	69,889
Bandwidth, Inc., Class A*	3,831	45,589
Charge Enterprises, Inc.*	21,790	38,350
Consolidated Communications Holdings, Inc.*	12,373	51,472
IDT Corp., Class B*	2,384	59,195
Ooma, Inc.*	55,020	676,746

		1,050,901

Entertainment (0.1%)
Ballantyne Strong, Inc.*	2,491	5,156
Chicken Soup For The Soul Entertainment, Inc.(x)*	1,492	10,265
CuriosityStream, Inc.(x)*	5,081	7,418
Gaia, Inc.*	2,197	5,339
Golden Matrix Group, Inc.(x)*	1,434	4,187
Marcus Corp. (The)(x)	4,242	58,922
Playstudios, Inc.(x)*	12,699	44,320
Reading International, Inc., Class A(x)*	3,239	10,656
Reservoir Media, Inc.(x)*	3,647	17,797

		164,060

Interactive Media & Services (0.8%)
Arena Group Holdings, Inc. (The)(x)*	2,021	26,475
Cars.com, Inc.*	11,273	129,640
DHI Group, Inc.*	7,623	41,012
EverQuote, Inc., Class A*	3,362	22,929
fuboTV, Inc.(x)*	29,294	103,994
IZEA Worldwide, Inc.(x)*	11,241	8,005
Leafly Holdings, Inc.(x)*	4,555	3,093
Liberty TripAdvisor Holdings, Inc., Class A(x)*	14,247	15,529
Outbrain, Inc.(x)*	5,750	20,987
QuinStreet, Inc.*	8,875	93,187
Society Pass, Inc.*	651	1,016
Super League Gaming, Inc.(x)*	1,836	1,239
Travelzoo(x)*	1,116	4,944
TrueCar, Inc.*	13,377	20,199
Vinco Ventures, Inc.(x)*	37,498	34,918
Wejo Group Ltd.(x)*	4,089	4,457
Zedge, Inc., Class B(x)*	2,047	4,831
ZipRecruiter, Inc., Class A*	42,944	708,576

		1,245,031

Media (0.4%)
AdTheorent Holding Co., Inc.(x)*	5,837	12,550
Audacy, Inc.*	20,176	7,790
Beasley Broadcast Group, Inc., Class A(x)*	1,845	1,993
Boston Omaha Corp., Class A*	3,652	84,142
Clear Channel Outdoor Holdings, Inc.*	61,905	84,810
comScore, Inc.*	13,728	22,651
Cumulus Media, Inc., Class A*	3,009	21,153
Daily Journal Corp.*	216	55,380
DallasNews Corp.	950	4,408
Digital Media Solutions, Inc.(x)*	577	1,108
Emerald Holding, Inc.*	3,741	12,645
Entravision Communications Corp., Class A	10,590	42,042
Fluent, Inc.*	8,682	11,721
Gambling.com Group Ltd.(x)*	1,546	11,750
Gannett Co., Inc.*	25,674	39,281
Harte Hanks, Inc.*	793	8,842
Innovid Corp.(x)*	12,651	34,284
Lee Enterprises, Inc.(x)*	799	14,062
Loyalty Ventures, Inc.*	3,576	4,327
Marchex, Inc., Class B*	3,268	5,490
National CineMedia, Inc.(x)	11,609	7,563
Saga Communications, Inc., Class A(x)	729	19,063
Salem Media Group, Inc.(x)*	2,044	3,557
Thryv Holdings, Inc.*	4,293	98,009
Townsquare Media, Inc., Class A*	2,192	15,914
Urban One, Inc.*	2,013	8,555
Urban One, Inc., Class A*	1,106	5,851

		638,941

Wireless Telecommunication Services (0.9%)
FingerMotion, Inc.(x)*	4,079	13,746
Gogo, Inc.*	99,960	1,211,515
KORE Group Holdings, Inc.(x)*	6,256	11,949
Spok Holdings, Inc.	2,849	21,766
SurgePays, Inc.(x)*	1,219	5,547

		1,264,523

Total Communication Services		4,363,456

Consumer Discretionary (10.3%)
Auto Components (0.2%)
Cooper-Standard Holdings, Inc.*	2,947	17,210
Horizon Global Corp.*	4,479	5,509
Modine Manufacturing Co.*	8,452	109,369
Motorcar Parts of America, Inc.*	2,980	45,356
Stoneridge, Inc.*	4,442	75,292
Strattec Security Corp.*	624	12,979
Superior Industries International, Inc.*	3,641	10,996
Sypris Solutions, Inc.*	2,100	3,906
XL Fleet Corp.(x)*	20,199	17,977

		298,594

Automobiles (0.1%)
Arcimoto, Inc.(x)*	5,599	7,727
AYRO, Inc.(x)*	5,793	3,418
Cenntro Electric Group Ltd.(x)*	32,815	33,799
Faraday Future Intelligent Electric, Inc.(x)*	17,707	11,265
Lordstown Motors Corp.(x)*	28,462	52,085
Mullen Automotive, Inc.(x)*	54,581	17,892
Volcon, Inc.*	1,741	3,430
Workhorse Group, Inc.(x)*	24,568	70,510

		200,126

Distributors (0.1%)
AMCON Distributing Co.(x)	35	7,350
Educational Development Corp.	1,194	2,877
Funko, Inc., Class A*	5,221	105,569
Weyco Group, Inc.	993	20,198

		135,994

Diversified Consumer Services (2.2%)
American Public Education, Inc.*	3,339	30,518
Beachbody Co., Inc. (The)(x)*	18,659	18,846
Carriage Services, Inc.	2,260	72,682
Lincoln Educational Services Corp.*	4,067	22,125
Nerdy, Inc.(x)*	9,662	20,387
OneSpaWorld Holdings Ltd.*	11,127	93,467
Perdoceo Education Corp.*	11,318	116,575
PowerSchool Holdings, Inc., Class A*	81,256	1,356,163
Regis Corp.(x)*	7,902	7,981
Rover Group, Inc.(x)*	15,301	51,105
StoneMor, Inc.*	4,880	16,738
Stride, Inc.*	26,127	1,098,118
Udemy, Inc.(x)*	32,083	387,884

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Technical Institute, Inc.*	5,776	$31,421
WW International, Inc.*	8,786	34,529
XpresSpa Group, Inc.(x)*	13,879	10,617

		3,369,156

Hotels, Restaurants & Leisure (3.8%)
Allied Esports Entertainment, Inc.*	3,877	4,536
Ark Restaurants Corp.(x)	445	8,273
Biglari Holdings, Inc., Class B*	109	12,600
BJ’s Restaurants, Inc.*	3,783	90,225
Bluegreen Vacations Holding Corp.	1,971	32,561
Bowlero Corp.(x)*	47,571	585,599
BurgerFi International, Inc.(x)*	2,254	5,860
Canterbury Park Holding Corp.(x)	477	10,623
Carrols Restaurant Group, Inc.*	6,313	10,290
Century Casinos, Inc.*	4,747	31,140
Chuy’s Holdings, Inc.*	3,137	72,716
Denny’s Corp.*	9,406	88,510
Drive Shack, Inc.*	12,850	7,967
EBET, Inc.*	2,687	3,278
El Pollo Loco Holdings, Inc.*	3,320	29,614
F45 Training Holdings, Inc.(x)*	6,451	19,934
FAT Brands, Inc., Class A(x)	970	7,188
Fiesta Restaurant Group, Inc.(x)*	2,867	18,177
First Watch Restaurant Group, Inc.*	1,768	25,601
Flanigan’s Enterprises, Inc.	177	4,517
Full House Resorts, Inc.*	5,861	32,939
GAN Ltd.*	6,598	14,648
Golden Entertainment, Inc.*	3,383	118,033
Good Times Restaurants, Inc.(x)*	1,812	3,932
Inspirato, Inc.*	3,674	8,671
Inspired Entertainment, Inc.*	3,510	30,993
Kura Sushi USA, Inc., Class A(x)*	24,906	1,832,583
Lindblad Expeditions Holdings, Inc.(x)*	5,747	38,850
Lottery.com, Inc.(x)*	6,359	1,431
Monarch Casino & Resort, Inc.*	13,101	735,490
Nathan’s Famous, Inc.(x)	463	29,479
NEOGAMES SA*	2,087	26,922
Noodles & Co., Class A*	7,133	33,525
ONE Group Hospitality, Inc. (The)*	3,425	22,742
PlayAGS, Inc.*	4,648	24,634
Potbelly Corp.*	4,233	19,175
RCI Hospitality Holdings, Inc.	1,432	93,567
Red Robin Gourmet Burgers, Inc.(x)*	2,399	16,145
Ruth’s Hospitality Group, Inc.	5,409	91,196
Sonder Holdings, Inc.(x)*	31,528	52,336
Sweetgreen, Inc., Class A(x)*	72,325	1,338,013
Target Hospitality Corp.(x)*	4,964	62,646
Xponential Fitness, Inc., Class A*	3,024	55,218

		5,752,377

Household Durables (0.5%)
Aterian, Inc.(x)*	10,857	13,463
Bassett Furniture Industries, Inc.	1,543	24,194
Beazer Homes USA, Inc.*	4,910	47,480
Dixie Group, Inc. (The)*	2,564	2,769
Ethan Allen Interiors, Inc.	3,815	80,649
Flexsteel Industries, Inc.(x)	948	14,884
Green Brick Partners, Inc.*	4,647	99,353
Hamilton Beach Brands Holding Co., Class A(x)	1,393	16,256
Harbor Custom Development, Inc.*	2,194	1,931
Hooker Furnishings Corp.	2,012	27,142
Hovnanian Enterprises, Inc., Class A*	798	28,489
Koss Corp.(x)*	741	4,705
Landsea Homes Corp.*	1,088	5,190
Legacy Housing Corp.*	1,517	26,017
Lifetime Brands, Inc.	2,422	16,397
Live Ventures, Inc.*	316	7,916
Lovesac Co. (The)*	2,331	47,506
Purple Innovation, Inc.(x)*	9,787	39,637
Traeger, Inc.*	5,709	16,099
Tupperware Brands Corp.*	7,697	50,415
Universal Electronics, Inc.*	1,904	37,452
VOXX International Corp.*	2,540	19,329
Vuzix Corp.*	9,912	57,390

		684,663

Internet & Direct Marketing Retail (0.8%)
1-800-Flowers.com, Inc., Class A*	4,797	31,133
1stdibs.com, Inc.(x)*	4,102	25,802
aka Brands Holding Corp.(x)*	1,993	2,890
BARK, Inc.(x)*	19,562	35,603
Boxed, Inc.(x)*	8,836	8,147
CarParts.com, Inc.*	8,267	42,740
ContextLogic, Inc., Class A(x)*	98,558	72,332
Duluth Holdings, Inc., Class B(x)*	2,296	16,164
Fiverr International Ltd.(x)*	16,453	503,297
Groupon, Inc.(x)*	3,844	30,598
iMedia Brands, Inc.*	3,581	2,292
iPower, Inc.(x)*	833	559
Lands’ End, Inc.*	2,484	19,176
Liquidity Services, Inc.*	3,936	63,999
Lulu’s Fashion Lounge Holdings, Inc.(x)*	2,704	12,601
PARTS iD, Inc.(x)*	907	1,361
PetMed Express, Inc.(x)	3,298	64,377
Polished.com, Inc.(x)*	17,851	9,286
Porch Group, Inc.(x)*	14,012	31,527
Poshmark, Inc., Class A(x)*	7,833	122,743
RealReal, Inc. (The)*	15,175	22,762
Rent the Runway, Inc., Class A(x)*	8,329	18,324
RumbleON, Inc., Class B(x)*	1,658	28,053
ThredUp, Inc., Class A*	10,466	19,257

		1,185,023

Leisure Products (0.3%)
American Outdoor Brands, Inc.(x)*	2,272	19,926
AMMO, Inc.(x)*	14,216	41,653
Clarus Corp.(x)	4,893	65,909
Escalade, Inc.(x)	1,778	17,691
JAKKS Pacific, Inc.*	934	18,054
Johnson Outdoors, Inc., Class A	829	42,536
Marine Products Corp.	1,572	13,299
MasterCraft Boat Holdings, Inc.*	2,880	54,288
Nautilus, Inc.*	3,891	6,342
Smith & Wesson Brands, Inc.	7,728	80,139
Solo Brands, Inc., Class A(x)*	3,918	14,888

		374,725

Specialty Retail (1.6%)
Aaron’s Co., Inc. (The)	4,986	48,464
America’s Car-Mart, Inc.*	1,012	61,752
Barnes & Noble Education, Inc.(x)*	7,062	16,949
Big 5 Sporting Goods Corp.(x)	3,744	40,211
Build-A-Bear Workshop, Inc.	2,528	33,698
Caleres, Inc.(x)	5,925	143,503
CarLotz, Inc., Class A*	13,921	4,176
Cato Corp. (The), Class A	2,751	26,245
Chico’s FAS, Inc.*	20,920	101,253
Children’s Place, Inc. (The)*	2,220	68,576
Citi Trends, Inc.*	1,402	21,745
Conn’s, Inc.*	2,327	16,475
Container Store Group, Inc. (The)*	5,552	27,205
Destination XL Group, Inc.*	9,846	53,365
Envela Corp.*	1,419	7,180
Express, Inc.*	9,833	10,718
Genesco, Inc.*	2,236	87,920

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
GrowGeneration Corp.(x)*	10,234	$35,819
Haverty Furniture Cos., Inc.	2,500	62,250
Hibbett, Inc.	2,110	105,099
J Jill, Inc.*	544	9,036
JOANN, Inc.(x)	1,597	10,572
Kirkland’s, Inc.*	1,428	4,298
Lazydays Holdings, Inc.(x)*	1,638	22,113
LL Flooring Holdings, Inc.*	5,213	36,126
MarineMax, Inc.*	3,499	104,235
OneWater Marine, Inc., Class A*	1,818	54,740
Party City Holdco, Inc.(x)*	18,536	29,287
Shift Technologies, Inc.(x)*	8,062	5,644
Shoe Carnival, Inc.	2,925	62,712
Sportsman’s Warehouse Holdings, Inc.*	7,150	59,345
Tile Shop Holdings, Inc.	6,488	22,838
Tilly’s, Inc., Class A	3,764	26,047
Torrid Holdings, Inc.(x)*	2,652	11,059
TravelCenters of America, Inc.*	2,073	111,797
Volta, Inc.(x)*	21,785	26,360
Vroom, Inc.(x)*	22,758	26,399
Warby Parker, Inc., Class A(x)*	53,951	719,706
Winmark Corp.	486	105,141
Zumiez, Inc.*	2,475	53,287

		2,473,345

Textiles, Apparel & Luxury Goods (0.7%)
Allbirds, Inc., Class A(x)*	15,542	47,248
Charles & Colvard Ltd.*	5,246	5,081
Crown Crafts, Inc.	1,077	6,225
Culp, Inc.	2,272	9,906
Delta Apparel, Inc.*	1,044	14,606
Fossil Group, Inc.*	7,150	24,453
Jerash Holdings US, Inc.	733	3,108
Lakeland Industries, Inc.(x)*	1,132	13,052
Movado Group, Inc.	2,647	74,592
Oxford Industries, Inc.	9,091	816,190
PLBY Group, Inc.(x)*	5,547	22,354
Rocky Brands, Inc.	1,210	24,273
Superior Group of Cos., Inc.	2,083	18,497
Unifi, Inc.*	2,397	22,795
Vera Bradley, Inc.*	3,481	10,478
Vince Holding Corp.(x)*	647	4,044

		1,116,902

Total Consumer Discretionary		15,590,905

Consumer Staples (4.2%)
Beverages (1.5%)
Fresh Vine Wine, Inc.(x)*	443	784
MGP Ingredients, Inc.(x)	13,870	1,472,439
Splash Beverage Group, Inc.*	4,761	6,523
Vintage Wine Estates, Inc.(x)*	5,774	15,994
Vita Coco Co., Inc. (The)(x)*	65,870	750,259
Willamette Valley Vineyards, Inc.*	879	5,424
Winc, Inc.(x)*	341	304
Zevia PBC, Class A(x)*	2,673	11,547

		2,263,274

Food & Staples Retailing (1.2%)
Blue Apron Holdings, Inc., Class A(x)*	4,283	24,756
Chefs’ Warehouse, Inc. (The)*	50,915	1,475,008
HF Foods Group, Inc.*	5,211	20,167
MedAvail Holdings, Inc.(x)*	6,828	5,298
Natural Grocers by Vitamin Cottage, Inc.	1,529	16,498
Rite Aid Corp.(x)*	8,998	44,540
SpartanNash Co.	5,993	173,917
Village Super Market, Inc., Class A	1,377	26,617

		1,786,801

Food Products (0.5%)
Alico, Inc.	1,063	30,019
AppHarvest, Inc.(x)*	12,730	25,078
Barfresh Food Group, Inc.*	949	2,752
Benson Hill, Inc.(x)*	29,200	80,008
Better Choice Co., Inc.(x)*	3,912	3,113
Bridgford Foods Corp.*	344	4,868
Calavo Growers, Inc.	2,955	93,821
Farmer Bros Co.*	3,402	15,955
Landec Corp.*	4,103	36,476
Lifeway Foods, Inc.(x)*	896	5,125
Limoneira Co.(x)	2,695	35,520
Local Bounti Corp.(x)*	6,981	19,826
MamaMancini’s Holdings, Inc.(x)*	2,704	2,947
Real Good Food Co., Inc. (The), Class A*	1,137	7,345
Rocky Mountain Chocolate Factory, Inc.(x)*	970	5,830
S&W Seed Co.(x)*	2,725	1,989
Seneca Foods Corp., Class A*	948	47,817
SunOpta, Inc.*	16,367	148,940
Tattooed Chef, Inc.(x)*	7,960	39,641
Vital Farms, Inc.*	5,042	60,353
Whole Earth Brands, Inc.*	7,247	27,829

		695,252

Household Products (0.0%)†
Oil-Dri Corp. of America	838	20,280

Personal Products (1.0%)
elf Beauty, Inc.*	32,619	1,227,127
Honest Co., Inc. (The)*	11,592	40,572
LifeMD, Inc.(x)*	2,429	4,785
Lifevantage Corp.	2,174	8,152
Mannatech, Inc.	207	4,306
Natural Alternatives International, Inc.*	1,039	9,632
Natural Health Trends Corp.	1,085	3,982
Nature’s Sunshine Products, Inc.*	2,348	19,347
Thorne HealthTech, Inc.(x)*	1,920	9,082
United-Guardian, Inc.	359	4,078
Upexi, Inc.(x)*	1,451	5,615
Veru, Inc.(x)*	10,854	125,038

		1,461,716

Tobacco (0.0%)†
22nd Century Group, Inc.(x)*	28,859	26,761
Turning Point Brands, Inc.	2,472	52,480

		79,241

Total Consumer Staples		6,306,564

Energy (3.2%)
Energy Equipment & Services (0.8%)
Borr Drilling Ltd.(x)*	32,946	109,381
Bristow Group, Inc.*	4,021	94,453
Dawson Geophysical Co.*	1,513	2,542
Diamond Offshore Drilling, Inc.(x)*	17,131	113,579
DMC Global, Inc.*	3,145	50,257
Energy Services of America Corp.*	1,567	4,482
ENGlobal Corp.*	5,627	7,090
Exterran Corp.*	3,937	16,378
Forum Energy Technologies, Inc.*	646	13,721
Geospace Technologies Corp.(x)*	1,313	5,790
Gulf Island Fabrication, Inc.*	2,435	10,154
Helix Energy Solutions Group, Inc.*	24,364	94,045
Independence Contract Drilling, Inc.*	1,624	4,872
KLX Energy Services Holdings, Inc.(x)*	1,858	15,291
Mammoth Energy Services, Inc.*	2,876	9,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
National Energy Services Reunited Corp.*	6,102	$36,246
Natural Gas Services Group, Inc.*	1,984	19,920
NCS Multistage Holdings, Inc.*	120	2,610
Newpark Resources, Inc.*	15,109	38,075
Nine Energy Service, Inc.*	3,483	9,195
Oil States International, Inc.*	10,870	42,284
Profire Energy, Inc.*	7,421	6,309
Ranger Energy Services, Inc.(x)*	1,969	19,257
SEACOR Marine Holdings, Inc.(x)*	4,187	23,531
Select Energy Services, Inc., Class A*	11,849	82,588
Smart Sand, Inc.*	4,254	6,636
Solaris Oilfield Infrastructure, Inc., Class A	5,136	48,073
TETRA Technologies, Inc.*	20,970	75,282
Tidewater, Inc.*	7,220	156,674

		1,118,522

Oil, Gas & Consumable Fuels (2.4%)
Adams Resources & Energy, Inc.	396	11,801
Aemetis, Inc.(x)*	4,786	29,290
Alto Ingredients, Inc.*	11,696	42,573
American Resources Corp.(x)*	9,683	25,854
Amplify Energy Corp.*	6,081	39,952
Ardmore Shipping Corp.*	5,715	52,178
Battalion Oil Corp.*	525	6,248
Berry Corp.	13,180	98,850
Centrus Energy Corp., Class A*	1,833	75,116
Dorian LPG Ltd.	5,134	69,668
Ecoark Holdings, Inc.(x)*	4,258	5,535
Empire Petroleum Corp.(x)*	1,737	22,842
Energy Fuels, Inc.(x)*	26,374	161,409
Epsilon Energy Ltd.	2,032	12,842
Evolution Petroleum Corp.	5,427	37,772
Gevo, Inc.(x)*	33,459	76,287
Golar LNG Ltd.*	16,930	421,896
Hallador Energy Co.*	3,473	19,518
Houston American Energy Corp.(x)*	1,664	5,757
International Seaways, Inc.	8,200	288,066
Laredo Petroleum, Inc.*	2,843	178,683
Lightbridge Corp.(x)*	1,331	6,069
Mexco Energy Corp.*	251	4,071
NACCO Industries, Inc., Class A	649	30,522
NextDecade Corp.(x)*	5,511	33,176
Nordic American Tankers Ltd.	33,375	89,111
Overseas Shipholding Group, Inc., Class A*	10,866	32,272
Par Pacific Holdings, Inc.*	8,170	134,070
PEDEVCO Corp.(x)*	2,945	2,974
PHX Minerals, Inc.	4,559	14,771
PrimeEnergy Resources Corp.*	116	9,049
REX American Resources Corp.*	2,664	74,379
Riley Exploration Permian, Inc.(x)	1,853	35,170
Ring Energy, Inc.(x)*	15,223	35,317
SandRidge Energy, Inc.*	5,394	87,976
SilverBow Resources, Inc.(x)*	1,954	52,524
Sitio Royalties Corp.(x)	1,987	43,933
Stabilis Solutions, Inc.(x)*	411	3,181
Talos Energy, Inc.*	45,026	749,683
Teekay Corp.*	11,789	42,323
Teekay Tankers Ltd., Class A*	3,869	106,552
Uranium Energy Corp.(x)*	54,372	190,302
Ur-Energy, Inc.(x)*	33,820	36,864
VAALCO Energy, Inc.	9,977	43,500
Vertex Energy, Inc.(x)*	9,259	57,684
W&T Offshore, Inc.*	16,056	94,088

		3,691,698

Total Energy		4,810,220

Financials (10.4%)
Banks (6.7%)
ACNB Corp.	1,355	40,704
Affinity Bancshares, Inc.*	774	11,308
Allegiance Bancshares, Inc.	3,215	133,840
Amalgamated Financial Corp.	2,291	51,662
Amerant Bancorp, Inc.	4,619	114,736
American National Bankshares, Inc.	1,850	59,107
AmeriServ Financial, Inc.	3,122	11,864
Ames National Corp.	1,551	34,401
Arrow Financial Corp.	2,361	68,032
Auburn National Bancorp, Inc.(x)	465	10,704
Bancorp, Inc. (The)*	9,338	205,249
Bank First Corp.(x)	1,089	83,287
Bank of Marin Bancorp	2,615	78,319
Bank of Princeton (The)(x)	953	27,018
Bank of South Carolina Corp.(x)	747	12,221
Bank of the James Financial Group, Inc.	855	10,807
Bank7 Corp.	699	15,504
BankFinancial Corp.	2,048	19,374
Bankwell Financial Group, Inc.	1,004	29,226
Bar Harbor Bankshares	2,445	64,841
BayCom Corp.	2,023	35,564
Bayfirst Financial Corp.(x)	481	7,961
BCB Bancorp, Inc.	2,289	38,524
Blue Ridge Bankshares, Inc.	3,035	38,575
Business First Bancshares, Inc.	3,526	75,915
Byline Bancorp, Inc.	36,817	745,544
C&F Financial Corp.(x)	586	31,351
California Bancorp*	1,310	26,488
Cambridge Bancorp	1,155	92,100
Camden National Corp.	2,454	104,540
Capital Bancorp, Inc.	1,565	36,152
Capital City Bank Group, Inc.	2,255	70,153
Capstar Financial Holdings, Inc.	3,369	62,428
Carter Bankshares, Inc.*	4,037	64,996
CB Financial Services, Inc.(x)	711	15,471
CBTX, Inc.	3,113	91,055
Central Pacific Financial Corp.	4,477	92,629
Central Valley Community Bancorp	1,734	30,709
Chemung Financial Corp.	601	25,164
ChoiceOne Financial Services, Inc.	1,169	25,391
Citizens & Northern Corp.	2,479	59,942
Citizens Community Bancorp, Inc.	1,731	21,066
Citizens Holding Co.	853	13,051
Civista Bancshares, Inc.	2,600	53,976
CNB Financial Corp.	2,673	63,003
Coastal Financial Corp.*	1,738	69,068
Codorus Valley Bancorp, Inc.	1,642	30,935
Colony Bankcorp, Inc.	2,918	38,022
Community Financial Corp. (The)	918	31,487
Community Trust Bancorp, Inc.	2,643	107,174
Community West Bancshares	1,120	15,624
ConnectOne Bancorp, Inc.	6,197	142,903
CrossFirst Bankshares, Inc.*	7,747	101,098
Dime Community Bancshares, Inc.	5,478	160,396
Eagle Bancorp Montana, Inc.	1,071	20,349
Emclaire Financial Corp.	450	15,862
Enterprise Bancorp, Inc.	1,664	49,770
Equity Bancshares, Inc., Class A	2,480	73,482
Esquire Financial Holdings, Inc.	1,202	45,135
Evans Bancorp, Inc.	938	34,378
Farmers & Merchants Bancorp, Inc.(x)	1,999	53,713
Farmers National Banc Corp.	5,260	68,853
Fidelity D&D Bancorp, Inc.	801	32,320
Financial Institutions, Inc.	2,374	57,142
Finward Bancorp(x)	654	22,243

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Finwise Bancorp*	1,546	$13,960
First Bancorp, Inc. (The)	1,734	47,772
First Bancshares, Inc. (The)	3,236	96,659
First Bank	2,653	36,267
First Business Financial Services, Inc.	1,426	46,074
First Capital, Inc.(x)	508	13,061
First Community Bankshares, Inc.	2,660	85,200
First Community Corp.	1,258	22,015
First Financial Corp.	1,915	86,539
First Financial Northwest, Inc.	1,068	15,849
First Foundation, Inc.	8,529	154,716
First Guaranty Bancshares, Inc.(x)	1,081	23,652
First Internet Bancorp	1,476	49,977
First Mid Bancshares, Inc.	3,006	96,102
First National Corp.	769	11,766
First Northwest Bancorp	1,350	21,735
First of Long Island Corp. (The)	3,527	60,805
First Savings Financial Group, Inc.	988	22,704
First United Corp.	943	15,607
First US Bancshares, Inc.	1,061	8,446
First Western Financial, Inc.*	1,272	31,355
Five Star Bancorp(x)	2,067	58,620
Flushing Financial Corp.	4,629	89,664
FNCB Bancorp, Inc.(x)	2,650	19,901
Franklin Financial Services Corp.(x)	642	20,262
FVCBankcorp, Inc.*	2,130	40,832
German American Bancorp, Inc.	4,702	167,908
Glen Burnie Bancorp(x)	418	3,950
Great Southern Bancorp, Inc.	1,607	91,711
Guaranty Bancshares, Inc.	1,326	45,866
Hanmi Financial Corp.	5,119	121,218
Hanover Bancorp, Inc.(x)	245	4,684
HarborOne Bancorp, Inc.	7,377	98,999
Hawthorn Bancshares, Inc.(x)	1,070	23,390
HBT Financial, Inc.	1,798	32,634
Heritage Commerce Corp.	9,956	112,901
HomeStreet, Inc.	3,075	88,591
HomeTrust Bancshares, Inc.	2,310	51,051
Horizon Bancorp, Inc.	6,647	119,380
Independent Bank Corp.	3,217	61,445
Investar Holding Corp.	1,702	33,870
John Marshall Bancorp, Inc.(x)	1,828	44,896
Lakeland Bancorp, Inc.	10,256	164,199
Landmark Bancorp, Inc.(x)	697	17,822
LCNB Corp.	1,730	27,438
Limestone Bancorp, Inc.(x)	828	16,245
Macatawa Bank Corp.	4,683	43,365
MainStreet Bancshares, Inc.	1,200	27,372
Malvern Bancorp, Inc.(x)*	1,209	17,373
Mercantile Bank Corp.	2,576	76,533
Meridian Corp.	892	26,020
Metrocity Bankshares, Inc.	3,074	60,373
Metropolitan Bank Holding Corp.*	1,697	109,219
Mid Penn Bancorp, Inc.	2,381	68,406
Middlefield Banc Corp.	890	24,119
Midland States Bancorp, Inc.	3,593	84,687
MidWestOne Financial Group, Inc.	2,354	64,241
MVB Financial Corp.	1,665	46,337
National Bankshares, Inc.(x)	1,050	35,448
Nicolet Bankshares, Inc.*	2,058	144,966
Northeast Bank	1,066	39,090
Northrim Bancorp, Inc.	1,009	41,934
Norwood Financial Corp.(x)	1,305	34,687
Oak Valley Bancorp	1,143	20,425
Ohio Valley Banc Corp.(x)	667	18,556
Old Point Financial Corp.	566	15,695
Old Second Bancorp, Inc.	7,194	93,882
Orange County Bancorp, Inc.(x)	873	33,611
Origin Bancorp, Inc.	3,765	144,840
Orrstown Financial Services, Inc.	1,683	40,257
Parke Bancorp, Inc.	1,705	35,737
Partners Bancorp	1,964	17,460
Pathfinder Bancorp, Inc.(x)	467	9,499
PCB Bancorp	2,075	37,495
PCSB Financial Corp.(x)	2,229	39,966
Peapack-Gladstone Financial Corp.	2,900	97,585
Penns Woods Bancorp, Inc.(x)	1,146	26,255
Peoples Bancorp of North Carolina, Inc.	846	20,981
Peoples Bancorp, Inc.	4,623	133,743
Peoples Financial Services Corp.	1,144	53,585
Plumas Bancorp(x)	957	27,150
Preferred Bank	1,928	125,763
Premier Financial Corp.	5,911	151,913
Primis Financial Corp.	3,950	47,913
Professional Holding Corp., Class A*	2,172	56,342
QCR Holdings, Inc.	2,726	138,862
RBB Bancorp	2,511	52,179
Red River Bancshares, Inc.	751	37,122
Republic Bancorp, Inc., Class A	1,453	55,650
Republic First Bancorp, Inc.*	7,507	21,245
Richmond Mutual Bancorp, Inc.	1,779	23,892
Riverview Bancorp, Inc.	3,597	22,841
Salisbury Bancorp, Inc.	834	19,983
SB Financial Group, Inc.(x)	1,163	19,597
Shore Bancshares, Inc.	2,854	49,431
Sierra Bancorp	2,450	48,387
SmartFinancial, Inc.	2,692	66,519
Sound Financial Bancorp, Inc.	435	17,626
South Plains Financial, Inc.	1,628	44,868
Southern First Bancshares, Inc.*	1,235	51,450
Southern States Bancshares, Inc.	1,339	36,488
Summit Financial Group, Inc.	1,806	48,654
Summit State Bank(x)	865	12,551
Third Coast Bancshares, Inc.(x)*	2,278	38,977
Union Bankshares, Inc.(x)	659	14,907
United Bancorp, Inc.(x)	727	11,683
United Security Bancshares	2,271	14,807
Unity Bancorp, Inc.	1,188	29,831
Univest Financial Corp.	5,010	117,635
USCB Financial Holdings, Inc.(x)*	1,975	25,892
Village Bank and Trust Financial Corp.	107	4,825
Virginia National Bankshares Corp.	771	25,011
Washington Trust Bancorp, Inc.	2,842	132,096
West Bancorp, Inc.	2,637	54,876

		10,122,352

Capital Markets (0.8%)
Ashford, Inc. (REIT)*	211	2,844
Associated Capital Group, Inc., Class A	324	11,910
Bakkt Holdings, Inc.(x)*	10,134	23,105
Blucora, Inc.*	7,931	153,385
Cowen, Inc., Class A	4,424	170,943
Diamond Hill Investment Group, Inc.	509	83,985
Donnelley Financial Solutions, Inc.*	4,376	161,781
GAMCO Investors, Inc., Class A(x)	742	12,651
Greenhill & Co., Inc.	2,181	12,955
Hennessy Advisors, Inc.(x)	867	7,517
Heritage Global, Inc.(x)*	4,388	7,065
Manning & Napier, Inc.(x)	2,504	30,724
MarketWise, Inc.(x)*	3,035	6,920
Oppenheimer Holdings, Inc., Class A	1,363	42,226
Perella Weinberg Partners	6,854	43,386
Piper Sandler Cos.	3,763	394,137

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Pzena Investment Management, Inc., Class A	2,708	$25,672
Safeguard Scientifics, Inc.*	2,238	8,348
Sculptor Capital Management, Inc.	4,157	36,748
Siebert Financial Corp.*	2,598	3,845
Silvercrest Asset Management Group, Inc., Class A	1,589	25,980
Value Line, Inc.	143	6,278
Westwood Holdings Group, Inc.	1,430	13,771

		1,286,176

Consumer Finance (0.6%)
Atlanticus Holdings Corp.*	768	20,145
Consumer Portfolio Services, Inc.(x)*	1,667	12,119
Curo Group Holdings Corp.	4,075	16,341
Elevate Credit, Inc.*	4,082	4,490
Enova International, Inc.*	5,298	155,073
EZCORP, Inc., Class A*	8,371	64,540
Katapult Holdings, Inc.(x)*	8,965	8,607
Medallion Financial Corp.(x)	3,196	22,436
Moneylion, Inc.(x)*	20,744	18,516
NerdWallet, Inc., Class A(x)*	44,752	396,950
Nicholas Financial, Inc.*	1,441	8,199
Oportun Financial Corp.*	4,959	21,671
OppFi, Inc.(x)*	2,400	5,520
Regional Management Corp.	1,336	37,462
Sunlight Financial Holdings, Inc.(x)*	4,333	5,373
World Acceptance Corp.(x)*	644	62,352

		859,794

Diversified Financial Services (0.2%)
Acacia Research Corp.(x)*	8,161	32,970
Alerus Financial Corp.	2,488	54,985
A-Mark Precious Metals, Inc.	3,053	86,675
Banco Latinoamericano de Comercio Exterior SA, Class E	4,473	58,417
SWK Holdings Corp.(x)*	703	11,951

		244,998

Insurance (0.5%)
Ambac Financial Group, Inc.*	7,465	95,179
Atlantic American Corp.(x)	932	2,665
Citizens, Inc.(x)*	8,531	28,494
Crawford & Co., Class A	2,444	14,029
Donegal Group, Inc., Class A	2,486	33,536
eHealth, Inc.*	4,344	16,985
Greenlight Capital Re Ltd., Class A*	4,660	34,670
Hallmark Financial Services, Inc.*	2,556	2,684
HCI Group, Inc.(x)	1,080	42,336
Heritage Insurance Holdings, Inc.	4,375	9,887
Hippo Holdings, Inc.(x)*	2,642	48,871
ICC Holdings, Inc.(x)*	194	2,958
Investors Title Co.	227	32,007
Kingstone Cos., Inc.	1,994	5,304
Kingsway Financial Services, Inc.*	1,487	10,320
Maiden Holdings Ltd.(x)*	11,645	25,037
MBIA, Inc.*	8,168	75,146
Midwest Holding, Inc.*	494	6,536
National Western Life Group, Inc., Class A	381	65,075
NI Holdings, Inc.*	1,332	17,795
Root, Inc., Class A(x)*	1,383	10,898
Selectquote, Inc.*	23,837	17,401
Tiptree, Inc.	4,267	45,913
Trean Insurance Group, Inc.*	3,567	12,128
United Fire Group, Inc.	3,652	104,922
United Insurance Holdings Corp.	3,803	2,436
Universal Insurance Holdings, Inc.	4,226	41,626
Vericity, Inc.*	315	2,362

		807,200

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
ACRES Commercial Realty Corp. (REIT)*	1,382	11,263
AFC Gamma, Inc. (REIT)	2,749	42,060
AG Mortgage Investment Trust, Inc. (REIT)(x)	3,803	15,630
Angel Oak Mortgage, Inc. (REIT)(x)	1,952	23,385
Ares Commercial Real Estate Corp. (REIT)	8,497	88,794
Arlington Asset Investment Corp. (REIT), Class A*	4,318	11,745
ARMOUR Residential REIT, Inc. (REIT)(x)	18,592	90,543
Cherry Hill Mortgage Investment Corp. (REIT)(x)	2,955	14,509
Chicago Atlantic Real Estate Finance, Inc. (REIT)	849	12,234
Dynex Capital, Inc. (REIT)	7,147	83,262
Ellington Financial, Inc. (REIT)(x)	9,289	105,616
Ellington Residential Mortgage REIT (REIT)(x)	2,388	14,734
Franklin BSP Realty Trust, Inc. (REIT)(x)	15,010	161,658
Granite Point Mortgage Trust, Inc. (REIT)	8,401	54,102
Great Ajax Corp. (REIT)	3,809	28,606
Invesco Mortgage Capital, Inc. (REIT)(x)	5,628	62,471
Lument Finance Trust, Inc. (REIT)	5,530	11,945
Manhattan Bridge Capital, Inc. (REIT)	1,330	7,501
Nexpoint Real Estate Finance, Inc. (REIT)	1,389	20,807
Orchid Island Capital, Inc. (REIT)(x)	5,684	46,609
Sachem Capital Corp. (REIT)(x)	6,209	20,676
Western Asset Mortgage Capital Corp. (REIT)	1,136	12,712

		940,862

Thrifts & Mortgage Finance (1.0%)
1895 Bancorp of Wisconsin, Inc.(x)*	1,069	11,118
Blue Foundry Bancorp(x)*	4,248	47,365
Bogota Financial Corp.(x)*	997	10,987
Bridgewater Bancshares, Inc.*	3,389	55,817
Broadway Financial Corp.*	3,333	3,766
Carver Bancorp, Inc.(x)*	756	3,024
Catalyst Bancorp, Inc.*	732	9,077
CF Bankshares, Inc.	755	15,568
CFSB Bancorp, Inc.*	485	4,249
Cincinnati Bancorp, Inc.(x)	400	5,868
Cullman Bancorp, Inc.	989	10,543
ECB Bancorp, Inc.*	1,313	18,894
ESSA Bancorp, Inc.(x)	1,378	26,719
Federal Agricultural Mortgage Corp., Class C	1,526	151,288
FFBW, Inc.*	849	10,103
Finance of America Cos., Inc., Class A(x)*	6,921	10,243
First Seacoast Bancorp*	551	5,692
FS Bancorp, Inc.	1,044	28,459
Greene County Bancorp, Inc.(x)	568	32,529
Hingham Institution For Savings (The)	243	61,020
HMN Financial, Inc.	471	10,550
Home Bancorp, Inc.	1,173	45,735
Home Federal Bancorp, Inc. of Louisiana	504	9,435
Home Point Capital, Inc.(x)	1,446	2,227
HV Bancorp, Inc.*	246	5,109

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Kentucky First Federal Bancorp	689	$4,961
Lake Shore Bancorp, Inc.(x)	333	4,389
Luther Burbank Corp.	2,646	30,747
Magyar Bancorp, Inc.	936	11,635
Merchants Bancorp	2,576	59,428
Mid-Southern Bancorp, Inc.	575	7,705
Northeast Community Bancorp, Inc.(x)	2,665	33,046
Northfield Bancorp, Inc.	7,460	106,753
NSTS Bancorp, Inc.(x)*	1,013	10,961
Oconee Federal Financial Corp.	206	4,969
Ocwen Financial Corp.*	1,489	34,649
OP Bancorp	1,916	21,306
PB Bankshares, Inc.(x)*	507	6,292
Pioneer Bancorp, Inc.(x)*	1,869	17,793
Ponce Financial Group, Inc.(x)*	3,668	33,599
Provident Bancorp, Inc.	2,571	36,791
Provident Financial Holdings, Inc.	827	11,743
Randolph Bancorp, Inc.	774	20,867
Rhinebeck Bancorp, Inc.*	714	6,962
Security National Financial Corp., Class A*	1,682	10,681
Southern Missouri Bancorp, Inc.	1,327	67,717
Sterling Bancorp, Inc.*	2,580	15,557
TC Bancshares, Inc.	935	13,445
Territorial Bancorp, Inc.	1,299	24,083
Texas Community Bancshares, Inc.*	546	8,474
Timberland Bancorp, Inc.	1,362	37,659
TrustCo Bank Corp.	2,919	91,715
Velocity Financial, Inc.*	1,373	14,883
Waterstone Financial, Inc.	3,296	53,263
Western New England Bancorp, Inc.	3,475	28,252
William Penn Bancorp(x)	2,112	24,013

		1,449,723

Total Financials		15,711,105

Health Care (34.8%)
Biotechnology (17.7%)
180 Life Sciences Corp.(x)*	6,277	4,262
2seventy bio, Inc.*	6,347	92,349
4D Molecular Therapeutics, Inc.(x)*	4,970	39,959
89bio, Inc.(x)*	3,211	18,592
Aadi Bioscience, Inc.(x)*	2,204	31,143
Actinium Pharmaceuticals, Inc.*	4,164	30,730
Acumen Pharmaceuticals, Inc.(x)*	4,179	41,915
Acurx Pharmaceuticals, Inc.*	1,508	4,524
Adicet Bio, Inc.(x)*	4,853	69,010
ADMA Biologics, Inc.(x)*	31,354	76,190
Adverum Biotechnologies, Inc.(x)*	16,767	15,929
Aeglea BioTherapeutics, Inc.(x)*	7,883	4,146
Aerovate Therapeutics, Inc.(x)*	1,637	27,141
Affimed NV*	24,149	49,747
Agenus, Inc.*	48,369	99,156
AIM ImmunoTech, Inc.(x)*	9,870	5,744
Akero Therapeutics, Inc.(x)*	4,705	160,205
Akouos, Inc.(x)*	3,636	24,579
Albireo Pharma, Inc.*	3,017	58,409
Aldeyra Therapeutics, Inc.*	7,923	42,309
Alector, Inc.*	10,642	100,673
Aligos Therapeutics, Inc.(x)*	3,952	4,347
Allakos, Inc.(x)*	6,943	42,491
Allovir, Inc.(x)*	4,905	38,700
Alpine Immune Sciences, Inc.*	2,785	20,052
Altimmune, Inc.(x)*	7,306	93,298
ALX Oncology Holdings, Inc.*	3,824	36,596
AnaptysBio, Inc.(x)*	3,419	87,219
Anavex Life Sciences Corp.(x)*	11,670	120,434
Anika Therapeutics, Inc.*	2,370	56,406
Anixa Biosciences, Inc.(x)*	5,290	26,027
Annexon, Inc.(x)*	6,209	38,372
Annovis Bio, Inc.(x)*	1,001	13,714
Applied Genetic Technologies Corp.(x)*	8,128	2,208
Applied Molecular Transport, Inc.(x)*	4,584	4,461
Applied Therapeutics, Inc.*	3,481	3,238
Aptinyx, Inc.(x)*	8,738	3,216
AquaBounty Technologies, Inc.(x)*	10,368	8,095
Aravive, Inc.*	3,116	2,546
Arbutus Biopharma Corp.*	18,225	34,810
ARCA biopharma, Inc.*	3,131	6,450
Arcellx, Inc.(x)*	80,073	1,502,970
Arcturus Therapeutics Holdings, Inc.(x)*	3,753	55,619
Armata Pharmaceuticals, Inc.(x)*	1,996	8,423
Assembly Biosciences, Inc.*	8,408	13,789
Astria Therapeutics, Inc.*	1,643	14,853
Atara Biotherapeutics, Inc.*	15,346	58,008
Atossa Therapeutics, Inc.(x)*	22,787	18,988
Atreca, Inc., Class A(x)*	4,903	7,698
aTyr Pharma, Inc.*	3,982	11,946
Aura Biosciences, Inc.*	2,945	53,363
AVEO Pharmaceuticals, Inc.*	4,903	40,352
Avid Bioservices, Inc.*	10,314	197,204
Avidity Biosciences, Inc.*	8,430	137,662
Avita Medical, Inc.(x)*	3,847	20,274
Avrobio, Inc.(x)*	7,510	4,825
Axcella Health, Inc.(x)*	3,927	6,715
Aziyo Biologics, Inc., Class A*	482	3,470
BELLUS Health, Inc.(x)*	149,581	1,579,575
Beyondspring, Inc.(x)*	4,390	4,346
BioAtla, Inc.(x)*	5,471	42,127
Biomea Fusion, Inc.*	2,934	28,695
BioVie, Inc.(x)*	508	1,265
Bioxcel Therapeutics, Inc.(x)*	3,156	37,304
Black Diamond Therapeutics, Inc.(x)*	4,061	6,863
Bluebird Bio, Inc.(x)*	12,901	81,663
Bolt Biotherapeutics, Inc.(x)*	4,465	6,608
BrainStorm Cell Therapeutics, Inc.(x)*	6,047	26,728
Brooklyn ImmunoTherapeutics, Inc.(x)*	9,526	2,352
C4 Therapeutics, Inc.*	7,082	62,109
Cabaletta Bio, Inc.*	4,321	2,809
Candel Therapeutics, Inc.(x)*	3,108	9,759
Capricor Therapeutics, Inc.*	3,272	19,632
Cardiff Oncology, Inc.(x)*	7,369	11,348
Caribou Biosciences, Inc.(x)*	9,537	100,615
Catalyst Pharmaceuticals, Inc.*	16,226	208,180
Celcuity, Inc.*	1,871	18,785
Celldex Therapeutics, Inc.*	7,681	215,913
CEL-SCI Corp.(x)*	6,017	18,593
Century Therapeutics, Inc.(x)*	3,072	30,382
Checkpoint Therapeutics, Inc.(x)*	12,547	13,049
ChemoCentryx, Inc.*	24,357	1,258,283
Chimerix, Inc.*	14,514	28,012
Chinook Therapeutics, Inc.*	8,399	165,124
Clene, Inc.(x)*	3,826	10,713
Clovis Oncology, Inc.(x)*	22,464	26,732
Codiak Biosciences, Inc.(x)*	3,106	2,429
Cogent Biosciences, Inc.(x)*	10,786	160,927
Coherus Biosciences, Inc.*	12,219	117,425
Compass Therapeutics, Inc.(x)*	12,693	28,940
Concert Pharmaceuticals, Inc.*	7,750	51,925
ContraFect Corp.(x)*	6,861	1,153
Corvus Pharmaceuticals, Inc.*	5,579	4,566
Crinetics Pharmaceuticals, Inc.*	8,803	172,891

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
CTI BioPharma Corp.(x)*	16,915	$98,445
Cue Biopharma, Inc.(x)*	6,122	13,652
Cullinan Oncology, Inc.(x)*	4,909	62,933
Curis, Inc.(x)*	17,241	12,069
Cyteir Therapeutics, Inc.(x)*	3,840	7,373
CytomX Therapeutics, Inc.*	10,137	14,699
Day One Biopharmaceuticals, Inc.(x)*	64,057	1,283,062
Decibel Therapeutics, Inc.*	2,563	8,868
Deciphera Pharmaceuticals, Inc.*	7,457	137,955
DermTech, Inc.(x)*	4,233	16,763
Design Therapeutics, Inc.(x)*	5,792	96,842
DiaMedica Therapeutics, Inc.(x)*	3,940	4,886
Dyadic International, Inc.(x)*	3,878	7,407
Dynavax Technologies Corp.(x)*	19,957	208,351
Dyne Therapeutics, Inc.*	5,300	67,310
Eagle Pharmaceuticals, Inc.*	1,683	44,465
Eiger BioPharmaceuticals, Inc.*	6,664	50,180
Eledon Pharmaceuticals, Inc.*	802	2,214
Elevation Oncology, Inc.(x)*	2,433	2,749
Eliem Therapeutics, Inc.(x)*	1,365	4,409
Enochian Biosciences, Inc.(x)*	3,962	7,171
Entrada Therapeutics, Inc.(x)*	3,126	49,266
Equillium, Inc.*	2,605	5,783
Evelo Biosciences, Inc.(x)*	5,843	12,212
Exagen, Inc.(x)*	1,966	5,328
Fennec Pharmaceuticals, Inc.*	2,629	21,295
Finch Therapeutics Group, Inc.*	4,786	7,993
Foghorn Therapeutics, Inc.(x)*	3,518	30,184
Forma Therapeutics Holdings, Inc.*	5,947	118,643
Fortress Biotech, Inc.(x)*	14,676	12,621
Frequency Therapeutics, Inc.(x)*	6,251	11,189
G1 Therapeutics, Inc.(x)*	6,590	82,309
Gain Therapeutics, Inc.(x)*	2,186	7,126
Galectin Therapeutics, Inc.(x)*	4,539	7,399
Galera Therapeutics, Inc.(x)*	2,856	4,969
Gamida Cell Ltd.(x)*	8,250	13,117
Gemini Therapeutics, Inc.(x)*	4,122	6,760
Generation Bio Co.*	8,294	44,041
Genprex, Inc.(x)*	9,100	12,831
Geron Corp.(x)*	60,397	141,329
Gossamer Bio, Inc.(x)*	10,509	125,898
Graphite Bio, Inc.*	3,969	12,582
Greenwich Lifesciences, Inc.(x)*	769	6,998
Gritstone bio, Inc.*	11,485	29,516
GT Biopharma, Inc.(x)*	5,775	10,164
Harpoon Therapeutics, Inc.(x)*	3,494	3,390
HCW Biologics, Inc.*	3,382	7,745
Heron Therapeutics, Inc.(x)*	17,208	72,618
HilleVax, Inc.(x)*	2,083	35,598
Homology Medicines, Inc.*	6,275	10,103
Hookipa Pharma, Inc.*	8,433	11,300
Humacyte, Inc.(x)*	3,146	10,256
Humanigen, Inc.*	9,696	1,745
Icosavax, Inc.(x)*	3,963	12,523
Ideaya Biosciences, Inc.*	6,059	90,400
IGM Biosciences, Inc.(x)*	1,784	40,568
Imago Biosciences, Inc.(x)*	4,395	66,145
ImmuCell Corp.*	1,094	8,183
Immuneering Corp., Class A(x)*	3,117	44,635
Immunic, Inc.*	3,653	11,543
ImmunoGen, Inc.*	36,213	173,098
Immunome, Inc.(x)*	1,622	7,202
Immunovant, Inc.*	7,140	39,841
Impel Pharmaceuticals, Inc.(x)*	1,076	5,240
IN8bio, Inc.*	671	1,355
Inhibrx, Inc.(x)*	4,991	89,588
Inmune Bio, Inc.(x)*	1,691	10,484
Inovio Pharmaceuticals, Inc.*	41,126	70,942
Inozyme Pharma, Inc.(x)*	2,724	7,300
Insmed, Inc.*	23,913	515,086
Intercept Pharmaceuticals, Inc.(x)*	4,078	56,888
Invivyd, Inc.(x)*	9,152	28,646
iTeos Therapeutics, Inc.*	4,017	76,524
Janux Therapeutics, Inc.*	3,059	41,419
Jasper Therapeutics, Inc.(x)*	3,527	2,783
Jounce Therapeutics, Inc.*	6,551	15,329
KalVista Pharmaceuticals, Inc.*	4,128	59,897
Karuna Therapeutics, Inc.*	4,704	1,058,071
Karyopharm Therapeutics, Inc.*	13,028	71,133
Keros Therapeutics, Inc.*	3,081	115,907
Kezar Life Sciences, Inc.*	8,865	76,328
Kiniksa Pharmaceuticals Ltd., Class A*	5,080	65,227
Kinnate Biopharma, Inc.(x)*	4,863	58,113
Kodiak Sciences, Inc.*	5,409	41,866
Kronos Bio, Inc.*	7,253	24,298
Krystal Biotech, Inc.*	28,198	1,965,401
Lantern Pharma, Inc.*	1,310	6,262
Larimar Therapeutics, Inc.*	2,145	6,864
Leap Therapeutics, Inc.*	11,719	10,313
Lexicon Pharmaceuticals, Inc.*	14,104	33,850
Lineage Cell Therapeutics, Inc.(x)*	21,065	23,803
Longeveron, Inc.(x)*	830	3,071
Lumos Pharma, Inc.(x)*	1,248	11,045
MacroGenics, Inc.*	10,746	37,181
Magenta Therapeutics, Inc.(x)*	5,703	8,041
MannKind Corp.(x)*	41,708	128,878
MediciNova, Inc.(x)*	8,924	19,365
MeiraGTx Holdings plc*	4,765	40,074
Merrimack Pharmaceuticals, Inc.*	1,383	5,186
Mersana Therapeutics, Inc.*	14,955	101,096
Merus NV(x)*	54,716	1,095,961
MiMedx Group, Inc.(x)*	18,670	53,583
MiNK Therapeutics, Inc.(x)*	401	846
Mirum Pharmaceuticals, Inc.*	3,052	64,123
Molecular Templates, Inc.(x)*	7,146	5,357
Moleculin Biotech, Inc.(x)*	5,836	6,186
Monte Rosa Therapeutics, Inc.(x)*	4,468	36,504
Neoleukin Therapeutics, Inc.*	6,893	4,412
NeuBase Therapeutics, Inc.(x)*	5,465	2,159
NexImmune, Inc.(x)*	3,426	1,900
NextCure, Inc.*	3,646	10,027
NightHawk Biosciences, Inc.(x)*	4,585	7,932
Nkarta, Inc.(x)*	63,922	841,214
Nurix Therapeutics, Inc.*	7,901	102,950
Nuvalent, Inc., Class A(x)*	2,734	53,149
Nuvectis Pharma, Inc.(x)*	1,255	8,898
Nymox Pharmaceutical Corp.(x)*	9,318	3,925
Ocugen, Inc.(x)*	36,118	64,290
Olema Pharmaceuticals, Inc.*	5,024	13,866
Omega Therapeutics, Inc.(x)*	3,610	19,566
Oncocyte Corp.(x)*	16,861	12,309
Oncternal Therapeutics, Inc.(x)*	8,414	7,502
Orgenesis, Inc.(x)*	4,554	6,467
ORIC Pharmaceuticals, Inc.(x)*	6,297	20,150
Outlook Therapeutics, Inc.(x)*	18,045	22,015
Ovid therapeutics, Inc.*	10,941	20,131
Oyster Point Pharma, Inc.(x)*	2,165	12,167
Pardes Biosciences, Inc.*	5,051	9,344
Passage Bio, Inc.*	7,658	9,572
PDS Biotechnology Corp.(x)*	3,881	11,527
PepGen, Inc.*	1,485	13,484
PhaseBio Pharmaceuticals, Inc.*	6,440	1,133
Pieris Pharmaceuticals, Inc.*	11,323	13,021
PMV Pharmaceuticals, Inc.(x)*	6,203	73,816
Point Biopharma Global, Inc.(x)*	12,640	97,707
Portage Biotech, Inc.(x)*	1,562	10,653

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Poseida Therapeutics, Inc.*	6,319	$22,306
Praxis Precision Medicines, Inc.*	6,745	15,311
Precigen, Inc.*	17,994	38,147
Precision BioSciences, Inc.*	13,433	17,463
Prelude Therapeutics, Inc.(x)*	2,017	13,332
Prometheus Biosciences, Inc.(x)*	5,083	299,948
Protagonist Therapeutics, Inc.*	7,642	64,422
Protalix BioTherapeutics, Inc.(x)*	8,302	8,646
Protara Therapeutics, Inc.*	2,111	6,249
Prothena Corp. plc*	5,962	361,476
Puma Biotechnology, Inc.*	6,207	14,711
Pyxis Oncology, Inc.(x)*	5,297	10,435
Quince Therapeutics, Inc.(x)*	4,271	5,680
Rallybio Corp.(x)*	2,844	41,153
RAPT Therapeutics, Inc.*	4,236	101,918
Reneo Pharmaceuticals, Inc.*	1,731	5,799
Renovacor, Inc.*	2,529	6,373
Replimune Group, Inc.*	6,763	116,797
Rezolute, Inc.(x)*	5,188	14,215
Rhythm Pharmaceuticals, Inc.(x)*	7,709	188,871
Rigel Pharmaceuticals, Inc.*	29,235	34,497
Rocket Pharmaceuticals, Inc.*	69,680	1,112,093
Rubius Therapeutics, Inc.(x)*	8,400	3,644
SAB Biotherapeutics, Inc.(x)*	4,054	2,842
Sangamo Therapeutics, Inc.*	21,353	104,630
Savara, Inc.*	11,698	18,132
Scholar Rock Holding Corp.*	6,882	47,692
SELLAS Life Sciences Group, Inc.(x)*	3,201	6,466
Sensei Biotherapeutics, Inc.(x)*	1,557	2,413
Sera Prognostics, Inc., Class A(x)*	4,063	6,501
Seres Therapeutics, Inc.*	11,839	76,006
Shattuck Labs, Inc.*	5,985	16,159
Sigilon Therapeutics, Inc.*	2,867	1,448
Silverback Therapeutics, Inc.(x)*	4,011	21,178
Sorrento Therapeutics, Inc.(x)*	65,094	102,198
Spero Therapeutics, Inc.(x)*	4,787	9,574
Spruce Biosciences, Inc.(x)*	1,810	2,480
SQZ Biotechnologies Co.(x)*	4,429	10,098
Stoke Therapeutics, Inc.*	3,687	47,341
Summit Therapeutics, Inc.(x)*	8,778	10,446
Surface Oncology, Inc.*	6,989	7,269
Surrozen, Inc.(x)*	4,943	9,985
Sutro Biopharma, Inc.*	8,098	44,944
Synaptogenix, Inc.(x)*	1,201	8,047
Syndax Pharmaceuticals, Inc.*	46,170	1,109,465
Synlogic, Inc.(x)*	8,128	7,722
Syros Pharmaceuticals, Inc.(x)*	1,123	7,232
Talaris Therapeutics, Inc.*	4,171	10,970
Tango Therapeutics, Inc.(x)*	8,314	30,097
Taysha Gene Therapies, Inc.*	4,506	8,697
TCR2 Therapeutics, Inc.*	5,751	10,352
Tenaya Therapeutics, Inc.(x)*	4,898	14,204
Tracon Pharmaceuticals, Inc.(x)*	2,599	4,340
TransCode Therapeutics, Inc.*	1,385	1,524
TScan Therapeutics, Inc.(x)*	2,940	8,967
Tyra Biosciences, Inc.(x)*	2,413	21,210
UNITY Biotechnology, Inc.*	7,493	2,960
UroGen Pharma Ltd.*	3,130	26,042
Vaccinex, Inc.*	3,532	1,748
Vanda Pharmaceuticals, Inc.*	9,414	93,010
Vaxart, Inc.(x)*	20,211	44,060
VBI Vaccines, Inc.*	31,034	21,904
Vera Therapeutics, Inc.(x)*	2,378	50,675
Verastem, Inc.*	30,115	25,598
Verve Therapeutics, Inc.(x)*	7,675	263,636
Vigil Neuroscience, Inc.(x)*	1,314	11,957
Viking Therapeutics, Inc.(x)*	11,192	30,442
Vincerx Pharma, Inc.(x)*	3,193	4,406
Viracta Therapeutics, Inc.*	4,830	20,624
Viridian Therapeutics, Inc.(x)*	4,373	89,690
Virios Therapeutics, Inc.(x)*	1,339	509
VistaGen Therapeutics, Inc.*	33,603	5,111
Vor BioPharma, Inc.(x)*	3,697	14,714
Voyager Therapeutics, Inc.*	4,364	25,835
Werewolf Therapeutics, Inc.*	1,096	4,943
X4 Pharmaceuticals, Inc.*	4,959	8,480
XBiotech, Inc.*	2,911	10,538
Xenon Pharmaceuticals, Inc.*	56,899	2,054,054
Xilio Therapeutics, Inc.*	3,655	10,636
XOMA Corp.*	1,172	20,991
Y-mAbs Therapeutics, Inc.*	6,261	90,284

		26,789,282

Health Care Equipment & Supplies (9.7%)
Accelerate Diagnostics, Inc.*	6,320	9,606
Accuray, Inc.*	15,254	31,728
Alphatec Holdings, Inc.*	12,000	104,880
AngioDynamics, Inc.*	6,195	126,750
Apollo Endosurgery, Inc.*	5,632	31,032
Apyx Medical Corp.(x)*	5,222	23,447
Artivion, Inc.*	6,486	89,766
Axogen, Inc.*	6,683	79,661
Axonics, Inc.*	22,610	1,592,648
Beyond Air, Inc.(x)*	4,564	33,956
BioLife Solutions, Inc.*	5,542	126,081
Biomerica, Inc.(x)*	1,901	7,471
Bioventus, Inc., Class A(x)*	5,583	39,081
Butterfly Network, Inc.(x)*	22,813	107,221
Cardiovascular Systems, Inc.*	6,700	92,862
ClearPoint Neuro, Inc.(x)*	3,709	38,425
Co-Diagnostics, Inc.(x)*	6,241	20,034
Cutera, Inc.*	2,754	125,582
CVRx, Inc.*	1,447	13,501
CytoSorbents Corp.(x)*	7,853	10,680
DarioHealth Corp.(x)*	3,539	16,386
Delcath Systems, Inc.(x)*	1,107	3,542
Eargo, Inc.*	5,380	5,649
Electromed, Inc.(x)*	1,354	13,879
enVVeno Medical Corp.*	1,747	10,971
Figs, Inc., Class A(x)*	66,105	545,366
FONAR Corp.*	985	13,938
Hyperfine, Inc.(x)*	6,991	5,663
Inogen, Inc.*	3,919	95,153
Invacare Corp.(x)*	6,597	5,148
iRadimed Corp.	1,232	37,034
IRIDEX Corp.(x)*	2,651	6,389
Kewaunee Scientific Corp.*	471	8,290
KORU Medical Systems, Inc.(x)*	5,593	12,472
Lantheus Holdings, Inc.*	22,902	1,610,698
LeMaitre Vascular, Inc.	3,261	165,268
LENSAR, Inc.*	1,911	10,606
Lucid Diagnostics, Inc.*	1,145	1,752
Lucira Health, Inc.(x)*	3,087	3,272
Meridian Bioscience, Inc.*	7,195	226,858
Microbot Medical, Inc.*	1,292	6,176
Milestone Scientific, Inc.(x)*	9,564	7,556
Minerva Surgical, Inc.(x)*	1,366	1,087
Modular Medical, Inc.*	986	4,062
Nano-X Imaging Ltd.(x)*	7,666	87,929
Nemaura Medical, Inc.(x)*	2,324	4,834
Neuronetics, Inc.*	4,807	15,286
NeuroPace, Inc.(x)*	1,447	5,426
OraSure Technologies, Inc.*	12,499	47,371
Orthofix Medical, Inc.*	3,153	60,254
OrthoPediatrics Corp.*	31,216	1,440,306
Owlet, Inc.(x)*	2,936	3,142
PAVmed, Inc.*	13,998	12,038

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
PROCEPT BioRobotics Corp.(x)*	18,474	$765,932
Pro-Dex, Inc.*	456	8,080
Pulmonx Corp.(x)*	41,595	692,973
Pulse Biosciences, Inc.(x)*	2,632	6,054
Retractable Technologies, Inc.*	3,318	6,570
ReWalk Robotics Ltd.(x)*	8,864	7,873
RxSight, Inc.(x)*	3,488	41,856
Sanara Medtech, Inc.(x)*	630	18,705
SeaSpine Holdings Corp.*	5,519	31,348
Semler Scientific, Inc.*	839	31,504
Senseonics Holdings, Inc.(x)*	76,290	100,703
Sensus Healthcare, Inc.*	2,195	27,503
SI-BONE, Inc.*	51,143	892,957
Sientra, Inc.(x)*	11,249	7,199
Sight Sciences, Inc.(x)*	3,839	24,378
Silk Road Medical, Inc.*	30,681	1,380,645
Sonendo, Inc.(x)*	1,348	1,442
Stereotaxis, Inc.*	9,785	17,613
Strata Skin Sciences, Inc.(x)*	4,539	3,953
Surmodics, Inc.*	2,231	67,822
Tactile Systems Technology, Inc.*	3,457	26,930
Tela Bio, Inc.(x)*	582	4,959
TransMedics Group, Inc.*	40,600	1,694,644
Treace Medical Concepts, Inc.*	59,159	1,305,639
UFP Technologies, Inc.*	1,164	99,918
Utah Medical Products, Inc.	548	46,750
Vapotherm, Inc.*	4,583	7,195
Venus Concept, Inc.*	4,469	1,966
Vicarious Surgical, Inc.(x)*	9,765	32,713
ViewRay, Inc.*	24,813	90,319
Vivani Medical, Inc.(x)*	1,212	2,763
VolitionRX Ltd.(x)*	7,231	9,834
Zimvie, Inc.*	3,377	33,331
Zynex, Inc.(x)	3,596	32,616

		14,722,900

Health Care Providers & Services (0.9%)
Accolade, Inc.*	10,929	124,809
AirSculpt Technologies, Inc.(x)	2,207	14,191
Akumin, Inc.*	8,709	14,892
ATI Physical Therapy, Inc.(x)*	13,337	13,337
Aveanna Healthcare Holdings, Inc.*	7,938	11,907
Biodesix, Inc.(x)*	2,584	3,282
CareMax, Inc.*	9,872	69,992
Castle Biosciences, Inc.*	4,171	108,780
Cross Country Healthcare, Inc.*	6,169	175,015
Cryo-Cell International, Inc.(x)	895	5,459
DocGo, Inc.(x)*	13,754	136,440
Enzo Biochem, Inc.(x)*	7,164	15,976
Five Star Senior Living, Inc.(x)*	3,688	3,503
Great Elm Group, Inc.*	3,472	6,944
Hanger, Inc.*	6,213	116,307
Hims & Hers Health, Inc.*	19,941	111,271
InfuSystem Holdings, Inc.*	2,955	20,655
Joint Corp. (The)*	2,327	36,557
Novo Integrated Sciences, Inc.*	2,292	2,407
Oncology Institute, Inc. (The)(x)*	5,727	26,516
Pennant Group, Inc. (The)*	4,320	44,971
PetIQ, Inc.*	4,397	30,339
Psychemedics Corp.	1,086	7,005
Quipt Home Medical Corp.*	5,777	24,090
RadNet, Inc.*	8,385	170,635
Sema4 Holdings Corp.(x)*	28,185	24,732
Sonida Senior Living, Inc.*	618	10,036
Talkspace, Inc.(x)*	21,153	21,788
Viemed Healthcare, Inc.*	5,956	35,736
Vivos Therapeutics, Inc.(x)*	3,409	2,216

		1,389,788

Health Care Technology (0.4%)
Augmedix, Inc.(x)*	2,959	4,291
Babylon Holdings Ltd., Class A(x)*	19,413	9,169
Biotricity, Inc.*	4,810	3,848
CareCloud, Inc.*	1,926	8,051
Computer Programs and Systems, Inc.*	2,374	66,187
Convey Health Solutions Holdings, Inc.(x)*	2,570	27,011
Forian, Inc.(x)*	2,642	8,851
HealthStream, Inc.*	4,081	86,762
iCAD, Inc.*	4,322	9,076
OptimizeRx Corp.*	2,842	42,118
Pear Therapeutics, Inc.(x)*	10,913	22,263
Sharecare, Inc.(x)*	49,266	93,605
Simulations Plus, Inc.	2,615	126,932
Streamline Health Solutions, Inc.(x)*	5,876	6,992
Tabula Rasa HealthCare, Inc.(x)*	4,305	20,664

		535,820

Life Sciences Tools & Services (0.4%)
Absci Corp.*	9,390	29,391
Akoya Biosciences, Inc.*	2,626	30,855
Alpha Teknova, Inc.*	1,342	4,482
Berkeley Lights, Inc.*	9,956	28,474
Bionano Genomics, Inc.(x)*	49,878	91,277
Champions Oncology, Inc.*	1,456	10,920
ChromaDex Corp.(x)*	8,957	11,017
Codex DNA, Inc.*	1,827	3,033
Codexis, Inc.(x)*	10,207	61,854
Harvard Bioscience, Inc.*	6,428	16,456
Inotiv, Inc.(x)*	2,883	48,579
IsoPlexis Corp.(x)*	1,610	2,769
MaxCyte, Inc.(x)*	14,523	94,400
Miromatrix Medical, Inc.(x)*	2,508	10,985
Nautilus Biotechnology, Inc.*	8,498	18,016
Personalis, Inc.*	7,015	20,835
Quantum-Si, Inc.(x)*	14,696	40,414
Rapid Micro Biosystems, Inc., Class A*	3,205	10,352
Science 37 Holdings, Inc.(x)*	11,099	17,869
Seer, Inc.*	8,708	67,400
Singular Genomics Systems, Inc.(x)*	9,439	23,597
Standard BioTools, Inc.(x)*	12,317	13,549

		656,524

Pharmaceuticals (5.7%)
Acer Therapeutics, Inc.(x)*	1,932	2,685
Aclaris Therapeutics, Inc.*	10,871	171,110
Adial Pharmaceuticals, Inc.(x)*	2,336	818
Aerie Pharmaceuticals, Inc.*	8,080	122,250
Alimera Sciences, Inc.*	580	2,946
Amylyx Pharmaceuticals, Inc.*	5,943	167,295
AN2 Therapeutics, Inc.(x)*	827	14,373
Anebulo Pharmaceuticals, Inc.(x)*	602	1,686
Angion Biomedica Corp.(x)*	4,203	3,867
ANI Pharmaceuticals, Inc.*	2,162	69,487
Aquestive Therapeutics, Inc.(x)*	4,989	5,837
Assertio Holdings, Inc.(x)*	8,037	18,244
Atea Pharmaceuticals, Inc.*	13,013	74,044
Athira Pharma, Inc.(x)*	5,201	15,447
Biofrontera, Inc.(x)*	677	711
Cara Therapeutics, Inc.*	7,516	70,350
CinCor Pharma, Inc.*	3,376	110,800
Citius Pharmaceuticals, Inc.(x)*	20,012	24,215
Clearside Biomedical, Inc.*	9,197	10,393
Clever Leaves Holdings, Inc.(x)*	4,144	2,495
Cognition Therapeutics, Inc.(x)*	693	1,317
Collegium Pharmaceutical, Inc.*	5,773	92,483
CorMedix, Inc.(x)*	6,479	18,336

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Cumberland Pharmaceuticals, Inc.*	1,260	$3,037
Cymabay Therapeutics, Inc.*	14,711	51,488
Dare Bioscience, Inc.(x)*	14,808	14,808
DICE Therapeutics, Inc.(x)*	4,798	97,303
Edgewise Therapeutics, Inc.*	4,931	48,521
Esperion Therapeutics, Inc.(x)*	11,316	75,817
Eton Pharmaceuticals, Inc.(x)*	4,171	8,759
Evolus, Inc.*	6,119	49,258
Eyenovia, Inc.(x)*	3,490	6,823
EyePoint Pharmaceuticals, Inc.(x)*	4,313	34,116
Fulcrum Therapeutics, Inc.(x)*	5,910	47,812
Harrow Health, Inc.(x)*	3,918	47,290
Hepion Pharmaceuticals, Inc.*	9,433	4,766
Ikena Oncology, Inc.*	4,132	14,669
IMARA, Inc.(x)*	1,574	3,589
Intra-Cellular Therapies, Inc.*	27,590	1,283,763
Journey Medical Corp.(x)*	682	1,678
KemPharm, Inc.(x)*	5,899	36,810
Landos Biopharma, Inc.(x)*	1,001	651
Lipocine, Inc.*	11,242	5,059
Liquidia Corp.(x)*	7,662	41,681
Longboard Pharmaceuticals, Inc.*	1,207	4,490
Lyra Therapeutics, Inc.*	2,924	14,649
Marinus Pharmaceuticals, Inc.(x)*	6,335	42,128
MediWound Ltd.*	3,287	4,569
MyMD Pharmaceuticals, Inc.(x)*	6,144	16,036
Novan, Inc.(x)*	3,652	6,829
NRX Pharmaceuticals, Inc.(x)*	6,649	4,920
Nutriband, Inc.*	322	1,156
Ocular Therapeutix, Inc.*	12,912	53,585
Ocuphire Pharma, Inc.*	2,333	4,689
Omeros Corp.(x)*	9,855	31,043
Opiant Pharmaceuticals, Inc.*	971	10,438
Optinose, Inc.(x)*	9,874	36,139
Oramed Pharmaceuticals, Inc.(x)*	6,267	40,610
Otonomy, Inc.(x)*	9,680	2,856
Paratek Pharmaceuticals, Inc.(x)*	9,616	24,713
Phathom Pharmaceuticals, Inc.(x)*	4,106	45,494
Phibro Animal Health Corp., Class A	3,268	43,432
Pliant Therapeutics, Inc.*	63,816	1,333,116
PLx Pharma, Inc.(x)*	5,200	3,380
Processa Pharmaceuticals, Inc.(x)*	2,103	4,753
ProPhase Labs, Inc.(x)	2,290	25,831
Provention Bio, Inc.(x)*	9,894	44,523
Rain Therapeutics, Inc.*	1,215	5,929
Relmada Therapeutics, Inc.*	4,558	168,737
RVL Pharmaceuticals plc(x)*	7,941	16,676
Satsuma Pharmaceuticals, Inc.*	3,350	20,100
scPharmaceuticals, Inc.*	2,646	17,252
SCYNEXIS, Inc.(x)*	4,621	11,090
SIGA Technologies, Inc.(x)	8,182	84,275
Societal CDMO, Inc.(x)*	7,884	12,851
Tarsus Pharmaceuticals, Inc.(x)*	2,935	50,247
Terns Pharmaceuticals, Inc.(x)*	2,637	15,532
TFF Pharmaceuticals, Inc.(x)*	3,136	12,732
Theravance Biopharma, Inc.*	10,943	110,962
Theseus Pharmaceuticals, Inc.(x)*	3,104	18,003
Trevi Therapeutics, Inc.*	4,428	6,819
Tricida, Inc.(x)*	5,288	55,418
Ventyx Biosciences, Inc.(x)*	93,785	3,274,034
Verrica Pharmaceuticals, Inc.*	2,602	7,598
WaVe Life Sciences Ltd.(x)*	10,823	39,071
Xeris Biopharma Holdings, Inc.(x)*	23,770	37,081
Zynerba Pharmaceuticals, Inc.(x)*	7,701	5,637

		8,648,310

Total Health Care		52,742,624

Industrials (11.4%)
Aerospace & Defense (1.4%)
AAR Corp.*	13,280	475,689
AeroVironment, Inc.*	13,206	1,100,852
AerSale Corp.(x)*	2,784	51,615
Archer Aviation, Inc., Class A(x)*	23,834	62,207
Astra Space, Inc.(x)*	25,653	15,674
Astronics Corp.*	3,909	30,725
Byrna Technologies, Inc.(x)*	2,553	11,999
Cadre Holdings, Inc.(x)	3,212	77,281
Ducommun, Inc.*	1,841	73,014
Innovative Solutions and Support, Inc.*	1,998	17,243
Momentus, Inc.(x)*	9,718	13,314
National Presto Industries, Inc.	845	54,967
Park Aerospace Corp.	3,493	38,563
Redwire Corp.(x)*	3,450	8,211
Terran Orbital Corp.(x)*	4,270	7,558
V2X, Inc.*	2,029	71,826
VirTra, Inc.*	1,465	7,926

		2,118,664

Air Freight & Logistics (0.0%)†
Air T, Inc.(x)*	285	4,879
Radiant Logistics, Inc.*	5,871	33,406

		38,285

Airlines (0.1%)
Blade Air Mobility, Inc.(x)*	10,006	40,324
Mesa Air Group, Inc.*	6,868	11,332
Wheels Up Experience, Inc.*	25,520	29,348

		81,004

Building Products (0.2%)
Aeroclean Technologies, Inc.(x)*	452	1,306
Alpha Pro Tech Ltd.*	2,192	8,878
Caesarstone Ltd.	3,971	36,970
Insteel Industries, Inc.	3,165	83,967
Quanex Building Products Corp.	5,433	98,663
View, Inc.(x)*	19,935	26,713

		256,497

Commercial Services & Supplies (2.2%)
ACCO Brands Corp.	15,007	73,534
Acme United Corp.(x)	433	9,968
Aqua Metals, Inc.(x)*	12,830	9,689
ARC Document Solutions, Inc.	5,308	11,996
Aris Water Solution, Inc., Class A	3,780	48,233
CECO Environmental Corp.*	4,830	42,745
Charah Solutions, Inc.(x)*	2,848	5,212
CompX International, Inc.	328	5,327
Ennis, Inc.	4,293	86,418
Fuel Tech, Inc.(x)*	4,837	5,659
GEO Group, Inc. (The)(x)*	19,880	153,076
Harsco Corp.*	13,050	48,807
Heritage-Crystal Clean, Inc.*	51,327	1,517,739
Interface, Inc.	9,980	89,720
Kimball International, Inc., Class B	6,447	40,552
Montrose Environmental Group, Inc.*	22,618	761,096
NL Industries, Inc.	1,598	12,353
Odyssey Marine Exploration, Inc.(x)*	2,518	7,806
Performant Financial Corp.*	11,963	22,132
Perma-Fix Environmental Services, Inc.*	2,386	10,689
Quad/Graphics, Inc.*	5,394	13,809
Quest Resource Holding Corp.*	2,389	20,163
SP Plus Corp.*	3,820	119,642
Team, Inc.*	5,613	5,950
Viad Corp.*	3,430	108,319
Virco Mfg. Corp.*	1,144	4,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
VSE Corp.	1,779	$62,977

		3,298,484

Construction & Engineering (1.9%)
Ameresco, Inc., Class A*	17,162	1,140,930
Argan, Inc.	2,179	70,099
Bowman Consulting Group Ltd.(x)*	1,357	19,812
Concrete Pumping Holdings, Inc.*	4,280	27,606
Great Lakes Dredge & Dock Corp.*	11,241	85,207
IES Holdings, Inc.*	1,537	42,452
Infrastructure and Energy Alternatives, Inc.*	5,323	72,073
INNOVATE Corp.*	6,560	4,593
iSun, Inc.*	1,485	3,282
Limbach Holdings, Inc.*	1,791	13,612
Matrix Service Co.*	4,321	17,889
Northwest Pipe Co.*	1,582	44,454
NV5 Global, Inc.*	9,555	1,183,100
Orbital Infrastructure Group, Inc.(x)*	14,904	7,079
Orion Group Holdings, Inc.*	5,510	14,546
Sterling Infrastructure, Inc.*	5,017	107,715
Tutor Perini Corp.*	7,499	41,395
Williams Industrial Services Group, Inc.*	3,358	4,970

		2,900,814

Electrical Equipment (0.8%)
Advent Technologies Holdings, Inc.(x)*	6,472	19,804
Allied Motion Technologies, Inc.	2,167	62,020
American Superconductor Corp.(x)*	4,480	19,622
Babcock & Wilcox Enterprises, Inc.*	10,194	65,038
Beam Global(x)*	1,372	16,738
Blink Charging Co.(x)*	6,052	107,241
Broadwind, Inc.*	3,540	10,691
Capstone Green Energy Corp.*	3,243	5,740
Energous Corp.(x)*	13,955	14,374
Eos Energy Enterprises, Inc.(x)*	7,401	12,360
Espey Mfg. & Electronics Corp.*	81	1,117
ESS Tech, Inc.*	13,221	54,074
Flux Power Holdings, Inc.(x)*	1,578	4,040
FTC Solar, Inc.(x)*	7,073	20,936
Heliogen, Inc.(x)*	15,015	27,928
Ideal Power, Inc.(x)*	865	8,953
KULR Technology Group, Inc.(x)*	11,651	14,913
LSI Industries, Inc.	4,234	32,559
Nuvve Holding Corp.(x)*	468	655
Ocean Power Technologies, Inc.(x)*	9,808	8,043
Orion Energy Systems, Inc.(x)*	5,501	8,582
Pioneer Power Solutions, Inc.(x)*	706	1,998
Polar Power, Inc.(x)*	1,469	3,628
Powell Industries, Inc.	1,597	33,665
Preformed Line Products Co.	446	31,733
Romeo Power, Inc.(x)*	29,753	11,901
Sunworks, Inc.(x)*	6,090	16,991
Thermon Group Holdings, Inc.*	5,514	84,971
TPI Composites, Inc.*	46,098	519,985
Ultralife Corp.*	1,878	9,033
Westwater Resources, Inc.(x)*	6,486	7,394

		1,236,727

Machinery (1.6%)
Agrify Corp.(x)*	3,723	1,620
Berkshire Grey, Inc.(x)*	8,702	14,793
Blue Bird Corp.*	2,968	24,783
CIRCOR International, Inc.*	3,286	54,186
Columbus McKinnon Corp.	4,643	121,461
Commercial Vehicle Group, Inc.*	5,475	24,638
Douglas Dynamics, Inc.	3,851	107,905
Eastern Co. (The)(x)	832	14,435
Energy Recovery, Inc.*	9,318	202,573
Fathom Digital Manufacturing C(x)*	1,800	3,654
FreightCar America, Inc.(x)*	2,584	9,638
Gencor Industries, Inc.*	1,929	17,380
Graham Corp.(x)	1,390	12,218
Hurco Cos., Inc.	1,028	23,109
Hydrofarm Holdings Group, Inc.*	7,784	15,101
Hyliion Holdings Corp.(x)*	21,633	62,087
Hyster-Yale Materials Handling, Inc.	1,761	37,879
Hyzon Motors, Inc.(x)*	15,653	26,610
L B Foster Co., Class A*	1,578	15,401
Lightning eMotors, Inc.(x)*	6,979	10,818
LS Starrett Co. (The), Class A*	1,123	9,916
Luxfer Holdings plc	4,480	64,960
Manitex International, Inc.*	2,047	11,729
Manitowoc Co., Inc. (The)*	5,557	43,067
Markforged Holding Corp.(x)*	19,632	38,871
Mayville Engineering Co., Inc.*	1,903	12,389
Miller Industries, Inc.	1,761	37,492
NN, Inc.(x)*	6,710	11,474
Park-Ohio Holdings Corp.	1,338	15,133
Perma-Pipe International Holdings, Inc.*	1,480	13,986
Proto Labs, Inc.*	21,904	797,963
REV Group, Inc.	5,563	61,360
Sarcos Technology and Robotics Corp.(x)*	18,215	40,437
Shyft Group, Inc. (The)	5,704	116,533
Titan International, Inc.*	8,385	101,794
Twin Disc, Inc.(x)*	1,504	17,251
Urban-Gro, Inc.(x)*	1,510	4,213
Velo3D, Inc.(x)*	10,051	39,601
Wabash National Corp.	8,066	125,507
Xos, Inc.(x)*	9,756	11,707

		2,375,672

Marine (0.2%)
Eagle Bulk Shipping, Inc.(x)	2,296	99,141
Eneti, Inc.	4,080	27,214
Genco Shipping & Trading Ltd.	6,286	78,764
Navios Maritime Holdings, Inc.*	2,508	4,765
Pangaea Logistics Solutions Ltd.	6,362	29,392
Safe Bulkers, Inc.	12,557	31,016

		270,292

Professional Services (2.5%)
Atlas Technical Consultants, Inc.(x)*	3,210	21,347
Barrett Business Services, Inc.	1,160	90,480
BGSF, Inc.	1,533	17,032
BlackSky Technology, Inc.(x)*	14,769	22,153
CRA International, Inc.	1,169	103,737
DLH Holdings Corp.*	810	9,939
Forrester Research, Inc.*	1,888	67,987
Franklin Covey Co.*	2,036	92,414
Heidrick & Struggles International, Inc.	3,324	86,391
Hill International, Inc.(x)*	7,998	26,553
HireQuest, Inc.(x)	968	12,487
Hudson Global, Inc.*	396	13,314
ICF International, Inc.	21,306	2,322,780
Kelly Services, Inc., Class A	5,667	77,015
Mastech Digital, Inc.*	811	11,978
Mistras Group, Inc.*	2,725	12,153
RCM Technologies, Inc.*	1,238	20,662
Red Violet, Inc.(x)*	1,519	26,309
Resources Connection, Inc.	41,261	745,586
Skillsoft Corp.*	14,472	26,484
Spire Global, Inc.(x)*	22,298	24,082
Where Food Comes From, Inc.(x)*	454	4,363
Willdan Group, Inc.*	2,017	29,872

		3,865,118

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Road & Rail (0.1%)
Bird Global, Inc., Class A(x)*	30,562	$10,785
Covenant Logistics Group, Inc.	1,626	46,666
Daseke, Inc.*	7,176	38,822
PAM Transportation Services, Inc.*	1,176	36,409
Universal Logistics Holdings, Inc.	1,150	36,478
US Xpress Enterprises, Inc., Class A*	5,080	12,497
Yellow Corp.(x)*	8,591	43,557

		225,214

Trading Companies & Distributors (0.4%)
Alta Equipment Group, Inc.	3,366	37,060
BlueLinx Holdings, Inc.*	1,525	94,702
Distribution Solutions Group, Inc.*	3,067	86,397
DXP Enterprises, Inc.*	2,528	59,863
EVI Industries, Inc.(x)*	566	10,267
Hudson Technologies, Inc.*	7,537	55,397
Karat Packaging, Inc.*	909	14,535
Titan Machinery, Inc.*	3,426	96,819
Transcat, Inc.*	1,199	90,752
Willis Lease Finance Corp.(x)*	417	13,653

		559,445

Total Industrials		17,226,216

Information Technology (16.9%)
Communications Equipment (2.1%)
Airspan Networks Holdings, Inc.(x)*	3,742	7,559
Applied Optoelectronics, Inc.(x)*	5,025	13,668
Aviat Networks, Inc.*	1,896	51,912
BK Technologies Corp.	1,186	2,858
CalAmp Corp.(x)*	6,364	24,438
Calix, Inc.*	33,776	2,065,065
Cambium Networks Corp.*	1,907	32,266
Casa Systems, Inc.(x)*	6,369	19,935
Clearfield, Inc.*	1,962	205,304
Comtech Telecommunications Corp.	4,107	41,111
Digi International, Inc.*	5,794	200,299
DZS, Inc.*	3,101	35,041
EMCORE Corp.*	5,756	9,613
Franklin Wireless Corp.*	2,045	5,971
Genasys, Inc.(x)*	5,800	16,066
Harmonic, Inc.*	15,493	202,494
Inseego Corp.(x)*	14,226	29,448
KVH Industries, Inc.*	2,952	27,217
Lantronix, Inc.*	4,263	20,505
NETGEAR, Inc.*	4,850	97,194
Network-1 Technologies, Inc.(x)	2,781	6,257
Ondas Holdings, Inc.(x)*	6,220	23,014
PCTEL, Inc.*	3,419	16,138
Ribbon Communications, Inc.*	12,242	27,177
TESSCO Technologies, Inc.*	1,254	5,192

		3,185,742

Electronic Equipment, Instruments & Components (2.7%)
908 Devices, Inc.(x)*	32,604	536,336
Aeva Technologies, Inc.(x)*	17,273	32,301
AEye, Inc.(x)*	4,709	5,227
Airgain, Inc.*	1,684	12,142
Akoustis Technologies, Inc.(x)*	8,678	25,774
Arlo Technologies, Inc.*	14,286	66,287
Autoscope Technologies Corp.	640	2,912
Bel Fuse, Inc., Class B	1,731	43,708
Cepton, Inc.*	7,338	14,382
ClearSign Technologies Corp.*	4,760	4,370
Coda Octopus Group, Inc.(x)*	1,251	6,755
CPS Technologies Corp.(x)*	2,100	5,901
CTS Corp.	5,354	222,994
Daktronics, Inc.*	5,750	15,582
Digital Ally, Inc.(x)*	1,462	667
Evolv Technologies Holdings, Inc.(x)*	14,986	31,770
FARO Technologies, Inc.*	3,009	82,567
Focus Universal, Inc.(x)*	3,156	29,603
Frequency Electronics, Inc.*	1,200	6,900
Identiv, Inc.*	3,540	44,392
Interlink Electronics, Inc.(x)*	127	1,063
Iteris, Inc.*	6,589	19,569
Key Tronic Corp.*	2,031	8,205
Kimball Electronics, Inc.*	4,024	69,012
LGL Group, Inc. (The)*	707	8,003
LightPath Technologies, Inc., Class A*	4,964	5,311
Luna Innovations, Inc.*	5,274	23,417
MicroVision, Inc.(x)*	27,492	99,246
Napco Security Technologies, Inc.*	58,648	1,705,484
nLight, Inc.*	7,373	69,675
OSI Systems, Inc.*	6,652	479,343
Ouster, Inc.(x)*	24,344	23,453
Powerfleet, Inc.*	6,524	20,094
Red Cat Holdings, Inc.(x)*	6,006	10,030
Research Frontiers, Inc.(x)*	4,533	9,655
RF Industries Ltd.*	1,232	7,084
Richardson Electronics Ltd.	1,876	28,328
ScanSource, Inc.*	4,232	111,767
SigmaTron International, Inc.(x)*	729	3,463
SmartRent, Inc.(x)*	20,342	46,176
Sono-Tek Corp.(x)*	1,183	8,305
Velodyne Lidar, Inc.(x)*	34,424	32,603
Vishay Precision Group, Inc.*	2,059	60,926
Wayside Technology Group, Inc.	765	20,563
Wireless Telecom Group, Inc.*	2,744	3,567
Wrap Technologies, Inc.(x)*	3,669	6,274

		4,071,186

IT Services (2.7%)
AgileThought, Inc.*	5,036	19,640
AvidXchange Holdings, Inc.*	153,824	1,295,198
BM Technologies, Inc.(x)*	1,015	6,790
Brightcove, Inc.*	6,483	40,843
Cantaloupe, Inc.*	9,074	31,578
Cass Information Systems, Inc.	2,230	77,359
Cerberus Cyber Sentinel Corp.(x)*	8,143	24,022
Computer Task Group, Inc.*	2,627	17,601
Crexendo, Inc.(x)	1,473	3,535
CSP, Inc.	844	6,068
DecisionPoint Systems, Inc.(x)*	1,145	7,294
Edgio, Inc.*	22,141	61,552
Glimpse Group, Inc. (The)(x)*	1,457	7,708
GreenBox POS*	3,634	3,543
Grid Dynamics Holdings, Inc.*	8,121	152,106
Hackett Group, Inc. (The)	4,598	81,477
I3 Verticals, Inc., Class A*	3,705	74,211
IBEX Holdings Ltd.*	844	15,673
Information Services Group, Inc.	6,286	29,921
Innodata, Inc.*	3,840	11,597
International Money Express, Inc.*	33,855	771,556
MoneyGram International, Inc.*	15,752	163,821
OMNIQ Corp.(x)*	916	5,469
Paya Holdings, Inc.*	14,809	90,483
Paysign, Inc.(x)*	6,314	14,964
PFSweb, Inc.(x)*	2,780	25,910
Priority Technology Holdings, Inc.(x)*	3,194	14,405
Remitly Global, Inc.*	79,072	879,281
Research Solutions, Inc.*	3,604	7,352
StarTek, Inc.*	3,238	9,714
Steel Connect, Inc.*	7,082	9,702
Tucows, Inc., Class A(x)*	1,671	62,512

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Unisys Corp.*	11,448	$86,432
Usio, Inc.*	2,468	3,208
WaveDancer, Inc.(x)*	2,977	2,845
WidePoint Corp.*	1,810	3,855

		4,119,225

Semiconductors & Semiconductor Equipment (4.8%)
ACM Research, Inc., Class A*	7,860	97,935
Aehr Test Systems(x)*	3,921	55,286
Alpha & Omega Semiconductor Ltd.*	3,631	111,689
Amtech Systems, Inc.*	2,182	18,547
Atomera, Inc.(x)*	3,502	35,475
AXT, Inc.*	6,623	44,374
CEVA, Inc.*	29,402	771,214
CVD Equipment Corp.*	975	5,070
CyberOptics Corp.*	1,184	63,675
Everspin Technologies, Inc.(x)*	3,134	18,146
GSI Technology, Inc.(x)*	3,501	9,978
Ichor Holdings Ltd.*	8,141	197,094
Impinj, Inc.*	28,082	2,247,402
indie Semiconductor, Inc., Class A(x)*	199,221	1,458,298
inTEST Corp.*	1,554	11,857
Kopin Corp.*	15,515	16,291
NVE Corp.	848	39,559
PDF Solutions, Inc.*	4,994	122,503
Peraso, Inc.*	2,660	4,522
Photronics, Inc.*	10,069	147,209
Pixelworks, Inc.(x)*	10,060	16,197
QuickLogic Corp.(x)*	1,804	11,672
Rambus, Inc.*	62,164	1,580,209
Rigetti Computing, Inc.(x)*	5,715	10,744
Rockley Photonics Holdings Ltd.(x)*	18,173	12,905
SkyWater Technology, Inc.(x)*	2,021	15,461
SMART Global Holdings, Inc.*	8,208	130,261
Transphorm, Inc.(x)*	3,823	19,230

		7,272,803

Software (3.9%)
A10 Networks, Inc.	11,100	147,297
Agilysys, Inc.*	39,131	2,165,901
American Software, Inc., Class A	5,989	91,752
Arteris, Inc.(x)*	89,696	597,375
Asure Software, Inc.*	3,553	20,323
AudioEye, Inc.*	1,414	7,791
authID, Inc.(x)*	3,853	11,135
Avaya Holdings Corp.(x)*	14,883	23,664
AvePoint, Inc.(x)*	22,020	88,300
Aware, Inc.*	2,956	5,262
Benefitfocus, Inc.(x)*	4,222	26,810
Bit Digital, Inc.(x)*	14,091	16,909
Blend Labs, Inc., Class A(x)*	31,333	69,246
ChannelAdvisor Corp.*	4,782	108,360
Cipher Mining, Inc.(x)*	6,966	8,777
Cleanspark, Inc.(x)*	7,004	22,273
CoreCard Corp.(x)*	1,217	26,494
Couchbase, Inc.(x)*	4,367	62,317
CYNGN, Inc.(x)*	728	725
DatChat, Inc.*	2,957	2,129
Digimarc Corp.(x)*	2,331	31,585
eGain Corp.*	3,718	27,327
Greenidge Generation Holdings, Inc.(x)*	1,704	3,408
GSE Systems, Inc.*	3,847	3,462
Intellicheck, Inc.(x)*	3,655	9,211
Intrusion, Inc.(x)*	3,445	16,605
IronNet, Inc.(x)*	11,556	7,962
Issuer Direct Corp.*	394	7,998
JFrog Ltd.*	61,971	1,370,179
Kaleyra, Inc.(x)*	5,256	5,098
Kaltura, Inc.(x)*	12,094	26,607
Latch, Inc.(x)*	17,528	16,715
LiveVox Holdings, Inc.(x)*	3,965	11,697
Marin Software, Inc.(x)*	2,858	3,658
Mind CTI Ltd.	3,683	7,698
Mitek Systems, Inc.*	7,009	64,202
NetSol Technologies, Inc.*	2,048	6,431
NextNav, Inc.(x)*	11,001	29,593
ON24, Inc.*	6,894	60,667
OneSpan, Inc.*	6,890	59,323
Park City Group, Inc.(x)*	1,663	8,897
Phunware, Inc.(x)*	16,656	19,654
Quantum Computing, Inc.(x)*	4,410	11,069
Rekor Systems, Inc.*	6,619	6,619
Rimini Street, Inc.*	8,046	37,494
Riskified Ltd., Class A(x)*	14,349	56,535
SeaChange International, Inc.*	8,056	3,464
ShotSpotter, Inc.*	1,518	43,658
Smith Micro Software, Inc.(x)*	7,436	16,805
Soluna Holdings, Inc.(x)*	1,547	2,645
SRAX, Inc.(x)*	4,308	259
SRAX, Inc. (Nasdaq Stock Exchange)(x)*	2,865	4,899
Stronghold Digital Mining, Inc., Class A(x)*	1,593	1,657
Synchronoss Technologies, Inc.*	12,239	13,952
T Stamp, Inc., Class A(x)*	2,941	2,906
Telos Corp.*	9,088	80,792
Terawulf, Inc.(x)*	3,811	4,802
Upland Software, Inc.*	4,680	38,048
UserTesting, Inc.(x)*	8,435	33,065
Veritone, Inc.(x)*	5,563	31,320
Viant Technology, Inc., Class A*	2,496	10,508
VirnetX Holding Corp.(x)*	9,782	11,445
Weave Communications, Inc.(x)*	5,174	26,129
WM Technology, Inc.*	12,795	20,600
Yext, Inc.*	18,971	84,611

		5,844,099

Technology Hardware, Storage & Peripherals (0.7%)
AstroNova, Inc.*	1,047	12,250
Avid Technology, Inc.*	37,374	869,319
Boxlight Corp., Class A(x)*	9,138	5,666
CompoSecure, Inc.(x)*	1,386	6,944
CPI Card Group, Inc.*	734	11,568
Diebold Nixdorf, Inc.*	11,520	28,109
Eastman Kodak Co.(x)*	9,243	42,425
Immersion Corp.(x)*	5,347	29,355
Intevac, Inc.*	3,713	17,265
Movano, Inc.(x)*	4,011	11,030
One Stop Systems, Inc.*	2,750	8,800
Quantum Corp.*	11,944	12,900
TransAct Technologies, Inc.(x)*	1,756	6,409
Turtle Beach Corp.*	2,651	18,080

		1,080,120

Total Information Technology		25,573,175

Materials (1.8%)
Chemicals (0.6%)
Advanced Emissions Solutions, Inc.*	3,148	8,594
AdvanSix, Inc.	4,579	146,986
AgroFresh Solutions, Inc.*	6,077	9,116
American Vanguard Corp.	4,963	92,808
Aspen Aerogels, Inc.*	5,258	48,479
Core Molding Technologies, Inc.*	1,469	14,587
Danimer Scientific, Inc.(x)*	14,920	44,014
Flexible Solutions International, Inc.*	1,478	2,439
Flotek Industries, Inc.*	13,409	13,409

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
FutureFuel Corp.	4,607	$27,826
Hawkins, Inc.	3,183	124,105
Intrepid Potash, Inc.*	1,845	73,007
Koppers Holdings, Inc.	3,236	67,244
Northern Technologies International Corp.	1,572	20,923
Origin Materials, Inc.(x)*	17,170	88,597
Rayonier Advanced Materials, Inc.*	10,482	33,018
Tredegar Corp.	4,668	44,066
Valhi, Inc.	358	9,007
Zymergen, Inc.*	10,278	28,573

		896,798

Construction Materials (0.0%)†
Smith-Midland Corp.(x)*	785	20,999
United States Lime & Minerals, Inc.	359	36,690

		57,689

Containers & Packaging (0.1%)
Cryptyde, Inc.(x)*	3,271	2,266
Myers Industries, Inc.	5,950	97,996
Ranpak Holdings Corp.*	7,407	25,332

		125,594

Metals & Mining (1.0%)
5E Advanced Materials, Inc.(x)*	5,446	55,331
Ampco-Pittsburgh Corp.(x)*	3,046	11,209
Ascent Industries Co.*	1,081	15,145
Caledonia Mining Corp. plc	2,040	20,033
Carpenter Technology Corp.	18,780	584,809
Comstock, Inc.(x)*	8,255	3,467
Dakota Gold Corp.(x)*	9,056	27,621
Friedman Industries, Inc.	1,278	9,087
Gatos Silver, Inc.(x)*	7,496	20,089
Gold Resource Corp.	14,486	23,902
Haynes International, Inc.	2,053	72,101
Hycroft Mining Holding Corp.(x)*	26,912	16,268
Idaho Strategic Resources, Inc.(x)*	1,739	8,260
Ivanhoe Electric, Inc.(x)*	2,380	19,635
Olympic Steel, Inc.	1,643	37,477
Perpetua Resources Corp.(x)*	6,223	12,571
Piedmont Lithium, Inc.(x)*	2,925	156,458
PolyMet Mining Corp.*	4,297	12,375
Ramaco Resources, Inc.	3,867	35,577
Ryerson Holding Corp.	3,281	84,453
Schnitzer Steel Industries, Inc., Class A	4,327	123,147
SunCoke Energy, Inc.	14,124	82,061
TimkenSteel Corp.*	7,668	114,943
Universal Stainless & Alloy Products, Inc.*	1,695	12,068
US Gold Corp.*	1,200	4,500

		1,562,587

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	2,870	107,912
Glatfelter Corp.	7,845	24,398

		132,310

Total Materials		2,774,978

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Alpine Income Property Trust, Inc. (REIT)	1,774	28,774
Ashford Hospitality Trust, Inc. (REIT)(x)*	5,578	37,986
Bluerock Residential Growth REIT, Inc. (REIT)	4,924	131,717
Braemar Hotels & Resorts, Inc. (REIT)	11,479	49,360
BRT Apartments Corp. (REIT)	2,052	41,676
CBL & Associates Properties, Inc. (REIT)(x)	4,387	112,351
Chatham Lodging Trust (REIT)*	8,104	79,987
City Office REIT, Inc. (REIT)	6,795	67,746
Clipper Realty, Inc. (REIT)	2,343	16,331
CorEnergy Infrastructure Trust, Inc. (REIT)	2,977	4,733
Creative Media & Community Trust Corp. (REIT)	2,469	15,777
CTO Realty Growth, Inc. (REIT)	3,114	58,356
Diversified Healthcare Trust (REIT)	38,704	38,321
Farmland Partners, Inc. (REIT)	8,221	104,160
Franklin Street Properties Corp. (REIT)	16,048	42,206
Gladstone Commercial Corp. (REIT)	6,558	101,649
Gladstone Land Corp. (REIT)	5,273	95,441
Global Medical REIT, Inc. (REIT)	10,082	85,899
Global Self Storage, Inc. (REIT)	1,211	7,096
Hersha Hospitality Trust (REIT), Class A	5,094	40,650
Indus Realty Trust, Inc. (REIT)	857	44,881
Modiv, Inc. (REIT), Class C(x)	1,311	19,141
NETSTREIT Corp. (REIT)(x)	10,262	182,766
New York City REIT, Inc. (REIT), Class A(x)	1,881	6,076
One Liberty Properties, Inc. (REIT)	2,677	56,271
Orion Office REIT, Inc. (REIT)	9,697	84,849
Plymouth Industrial REIT, Inc. (REIT)	6,473	108,811
Postal Realty Trust, Inc. (REIT), Class A(x)	2,909	42,675
Power REIT (REIT)*	437	4,663
Presidio Property Trust, Inc. (REIT), Class A	2,269	2,836
Sotherly Hotels, Inc. (REIT)*	2,619	4,924
UMH Properties, Inc. (REIT)	8,285	133,803
Universal Health Realty Income Trust (REIT)	2,181	94,241
Urstadt Biddle Properties, Inc. (REIT), Class A	4,846	75,161
Whitestone REIT (REIT)	7,834	66,276

		2,087,590

Real Estate Management & Development (0.2%)
Altisource Portfolio Solutions SA*	982	12,874
American Realty Investors, Inc.(x)*	257	4,091
AMREP Corp.(x)*	354	3,993
Comstock Holding Cos., Inc.(x)*	312	1,239
Doma Holdings, Inc.(x)*	24,414	10,727
Douglas Elliman, Inc.	12,621	51,746
Fathom Holdings, Inc.(x)*	1,435	7,605
Forestar Group, Inc.*	3,093	34,611
FRP Holdings, Inc.*	1,107	60,176
InterGroup Corp. (The)*	23	1,178
JW Mays, Inc.*	85	3,164
Maui Land & Pineapple Co., Inc.*	993	9,146
Rafael Holdings, Inc., Class B*	2,216	3,989
RE/MAX Holdings, Inc., Class A	3,127	59,132
Seritage Growth Properties (REIT), Class A(x)*	6,734	60,741
Stratus Properties, Inc.	983	22,904
Tejon Ranch Co.*	3,403	49,003
Transcontinental Realty Investors, Inc.*	243	9,805
Trinity Place Holdings, Inc.(x)*	3,570	3,150

		409,274

Total Real Estate		2,496,864

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Utilities (0.3%)
Electric Utilities (0.0%)†
Genie Energy Ltd., Class B	3,346	$31,285
Via Renewables, Inc.	2,204	15,230

		46,515

Gas Utilities (0.0%)†
RGC Resources, Inc.(x)	1,333	28,073

Independent Power and Renewable Electricity Producers (0.0%)†
Altus Power, Inc.(x)*	7,040	77,511

Multi-Utilities (0.1%)
Unitil Corp.	2,645	122,860

Water Utilities (0.2%)
Artesian Resources Corp., Class A	1,372	66,021
Cadiz, Inc.(x)*	5,527	10,501
Consolidated Water Co. Ltd.(x)	2,591	39,849
Global Water Resources, Inc.	2,394	28,082
Pure Cycle Corp.*	3,279	27,380
York Water Co. (The)	2,329	89,503

		261,336

Total Utilities		536,295

Total Common Stocks (97.8%) (Cost $160,236,516)		148,132,402

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)†
Diversified Consumer Services (0.0%)†
Zagg, Inc., CVR(r)*	6,800	459

Total Consumer Discretionary		459

Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR(r)(x)*	3,013	—
OncoMed Pharmaceuticals, Inc., CVR(r)*	4,471	819
Oncternal Therapeutics, Inc., CVR(r)*	131	—

Total Health Care		819

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)*	411	1,209

Total Industrials		1,209

Total Rights (0.0%)† (Cost $8,109)		2,487

	Number of Warrants	Value (Note 1)
WARRANTS:
Real Estate (0.0%)†
Equity Real Estate Investment Trusts (REITs) (0.0%)†
Presidio Property Trust, Inc. (REIT), expiring 1/24/27* (Cost $—)	1,536	184

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.5%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	282,584	282,697

Total Investment Companies		5,282,697

	Principal Amount	Value (Note 1)
Repurchase Agreements (13.3%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $13,117,651, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $13,376,694.(xx)	$13,114,405	13,114,405
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $2,280,942, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $2,327,098.(xx)	2,280,363	2,280,363
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $4,802,987, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%,maturing 11/3/22-2/15/52; total market value $5,261,040.(xx)	4,800,000	4,800,000

Total Repurchase Agreements		20,194,768

Total Short-Term Investments (16.8%) (Cost $25,477,465)		25,477,465

Total Investments in Securities (114.6%) (Cost $185,722,090)		173,612,538
Other Assets Less Liabilities (-14.6%)		(22,172,731)

Net Assets (100%)		$151,439,807

*	Non-income producing.

†	Percent shown is less than 0.05%.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $26,267,343. This was collateralized by $2,211,640 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/6/22 - 5/15/52 and by cash of $25,194,768 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	70	12/2022	USD	584,430	(32,706)

					(32,706)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,363,456	$—	$—	$4,363,456
Consumer Discretionary	15,580,282	10,623	—	15,590,905
Consumer Staples	6,306,564	—	—	6,306,564
Energy	4,810,220	—	—	4,810,220
Financials	15,706,421	4,684	—	15,711,105
Health Care	52,742,624	—	—	52,742,624
Industrials	17,226,216	—	—	17,226,216
Information Technology	25,572,916	259	—	25,573,175
Materials	2,774,978	—	—	2,774,978
Real Estate	2,496,864	—	—	2,496,864
Utilities	536,295	—	—	536,295
Rights
Consumer Discretionary	—	—	459	459
Health Care	—	—	819	819
Industrials	—	—	1,209	1,209
Short-Term Investments
Investment Companies	5,282,697	—	—	5,282,697
Repurchase Agreements	—	20,194,768	—	20,194,768
Warrant
Real Estate	184	—	—	184

Total Assets	$153,399,717	$20,210,334	$2,487	$173,612,538

Liabilities:
Futures	$(32,706)	$—	$—	$(32,706)

Total Liabilities	$(32,706)	$—	$—	$(32,706)

Total	$153,367,011	$20,210,334	$2,487	$173,579,832

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,318,670
Aggregate gross unrealized depreciation	(39,098,194)

Net unrealized depreciation	$(13,779,524)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$187,359,356

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Chemicals (5.5%)
Fertilizers & Agricultural Chemicals (5.5%)
CF Industries Holdings, Inc.	2,182	$210,018
Corteva, Inc.	7,569	432,568
FMC Corp.	1,326	140,158
ICL Group Ltd.	7,452	59,723
Mosaic Co. (The)	3,786	182,977
Nutrien Ltd.(x)	5,766	480,865
OCI NV	1,113	40,926
Yara International ASA	1,726	60,330

Total Chemicals		1,607,565

Food Products (2.3%)
Agricultural Products (2.3%)
Archer-Daniels-Midland Co.	5,885	473,448
Bunge Ltd.	1,598	131,947
Wilmar International Ltd.	19,892	52,959

Total Food Products		658,354

Metals & Mining (24.2%)
Aluminum (0.5%)
Alcoa Corp.	1,951	65,671
Norsk Hydro ASA	14,023	75,436

		141,107

Copper (2.1%)
Antofagasta plc	4,142	51,093
First Quantum Minerals Ltd.	6,140	104,234
Freeport-McMoRan, Inc.	15,156	414,213
Lundin Mining Corp.	6,806	34,391

		603,931

Diversified Metals & Mining (12.7%)
Anglo American plc	13,289	401,439
BHP Group Ltd. (ASE Stock Exchange)	33,906	844,426
BHP Group Ltd. (London Stock Exchange)	19,035	478,066
Boliden AB	2,851	88,173
Glencore plc	103,105	544,450
Ivanhoe Mines Ltd., Class A*	6,284	40,442
Mineral Resources Ltd.	1,792	75,013
Rio Tinto Ltd.	3,882	231,029
Rio Tinto plc	11,759	636,909
South32 Ltd.	48,457	112,003
Sumitomo Metal Mining Co. Ltd.	2,608	75,151
Teck Resources Ltd., Class B	5,002	152,122

		3,679,223

Gold (5.1%)
Agnico Eagle Mines Ltd.	4,766	201,357
Barrick Gold Corp.	18,608	288,412
Evolution Mining Ltd.(x)	18,801	24,793
Franco-Nevada Corp.	2,001	239,016
Kinross Gold Corp.	13,367	50,319
Newcrest Mining Ltd.	9,303	101,217
Newmont Corp. (London Stock Exchange)	5,937	249,532
Newmont Corp. (Toronto Stock Exchange)	2,363	99,200
Northern Star Resources Ltd.	12,085	60,926
Wheaton Precious Metals Corp.	4,718	152,775

		1,467,547

Silver (0.1%)
Pan American Silver Corp.	2,178	34,625

Steel (3.7%)
ArcelorMittal SA	5,494	109,870
BlueScope Steel Ltd.	4,968	48,062
Cleveland-Cliffs, Inc.*	5,482	73,843
Fortescue Metals Group Ltd.	17,709	189,794
Hitachi Metals Ltd.*	2,212	33,257
JFE Holdings, Inc.(x)	5,125	47,703
Nippon Steel Corp.(x)	8,436	117,421
Nucor Corp.	2,783	297,753
Steel Dynamics, Inc.	1,972	139,913
voestalpine AG	1,218	20,598

		1,078,214

Total Metals & Mining		7,004,647

Oil, Gas & Consumable Fuels (65.6%)
Coal & Consumable Fuels (0.5%)
Cameco Corp.	4,180	110,934
Washington H Soul Pattinson & Co. Ltd.	2,283	38,853

		149,787

Integrated Oil & Gas (44.9%)
BP plc	202,056	960,848
Cenovus Energy, Inc.	14,507	222,853
Chevron Corp.	19,521	2,804,582
Eni SpA	26,394	280,402
Equinor ASA	10,221	337,125
Exxon Mobil Corp.	44,054	3,846,355
Galp Energia SGPS SA, Class B	5,165	49,501
Imperial Oil Ltd.	2,466	106,773
Occidental Petroleum Corp.	9,801	602,272
OMV AG	1,552	55,860
Repsol SA	15,174	174,617
Shell plc	77,789	1,935,413
Suncor Energy, Inc.	15,021	423,004
TotalEnergies SE	25,928	1,220,429

		13,020,034

Oil & Gas Exploration & Production (20.2%)
Aker BP ASA	3,329	95,455
APA Corp.	3,561	121,751
ARC Resources Ltd.	7,110	85,391
Canadian Natural Resources Ltd.	12,072	561,936
ConocoPhillips	13,527	1,384,353
Coterra Energy, Inc.	8,427	220,113
Devon Energy Corp.	6,557	394,272
Diamondback Energy, Inc.	1,767	212,853
EOG Resources, Inc.	6,126	684,458
EQT Corp.	3,475	141,606
Hess Corp.	2,930	319,341
Inpex Corp.	10,840	101,700
Marathon Oil Corp.	7,401	167,115
Pioneer Natural Resources Co.	2,404	520,538
Santos Ltd.	33,645	152,387
Texas Pacific Land Corp.	65	115,520
Tourmaline Oil Corp.	3,327	172,907
Woodside Energy Group Ltd. (ASE Stock Exchange)	16,418	334,002
Woodside Energy Group Ltd. (London Stock Exchange)	3,440	70,608

		5,856,306

Total Oil, Gas & Consumable Fuels		19,026,127

Paper & Forest Products (1.8%)
Forest Products (0.4%)
Svenska Cellulosa AB SCA, Class B	6,348	80,503
West Fraser Timber Co. Ltd.(x)	645	46,661

		127,164

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Paper Products (1.4%)
Holmen AB, Class B	986	$37,519
Mondi plc	5,096	78,716
Oji Holdings Corp.	8,389	31,227
Stora Enso OYJ, Class R	5,722	72,977
UPM-Kymmene OYJ	5,582	177,381

		397,820

Total Paper & Forest Products		524,984

Total Common Stocks (99.4%) (Cost $27,603,869)		28,821,677

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (2.1%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $610,827, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $622,890.(xx)	$610,676	610,676

Total Short-Term Investment (2.1%) (Cost $610,676)		610,676

Total Investments in Securities (101.5%) (Cost $28,214,545)		29,432,353
Other Assets Less Liabilities (-1.5%)		(447,311)

Net Assets (100%)		$28,985,042

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $785,403. This was collateralized by $207,256 of various U.S. Government Treasury Securities, ranging from 0.125% - 5.500%, maturing 10/31/22 - 2/15/51 and by cash of $610,676 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	13.6%
Austria	0.5
Brazil	0.7
Canada	11.1
Chile	0.3
China	0.2
Finland	0.9
France	4.2
Israel	0.2
Italy	1.0
Japan	1.4
Luxembourg	0.4
Netherlands	6.8
Norway	1.7
Portugal	0.2
South Africa	1.4
Spain	0.6
Sweden	0.7
United Kingdom	3.3
United States	51.9
Zambia	0.4
Cash and Other	(1.5)

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$605,395	$52,959	$—	$658,354
Energy	13,218,927	5,807,200	—	19,026,127
Materials	4,131,065	5,006,131	—	9,137,196
Short-Term Investment
Repurchase Agreement	—	610,676	—	610,676

Total Assets	$17,955,387	$11,476,966	$—	$29,432,353

Total Liabilities	$—	$—	$—	$—

Total	$17,955,387	$11,476,966	$—	$29,432,353

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,141,042
Aggregate gross unrealized depreciation	(2,200,504)

Net unrealized appreciation	$940,538

Federal income tax cost of investments in securities and derivative instruments, if applicable	$28,491,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (84.3%)
Diversified REITs (6.6%)
Abacus Property Group (REIT)	9,990	$15,807
Abrdn Property Income Trust Ltd. (REIT)	7,657	5,475
Activia Properties, Inc. (REIT)	14	40,947
Alexander & Baldwin, Inc. (REIT)	1,427	23,660
American Assets Trust, Inc. (REIT)	973	25,026
Argosy Property Ltd. (REIT)	16,640	11,185
Armada Hoffler Properties, Inc. (REIT)	1,322	13,722
Artis REIT (REIT)	1,589	10,917
British Land Co. plc (The) (REIT)	18,346	70,794
Broadstone Net Lease, Inc. (REIT)	3,286	51,032
Charter Hall Long Wale REIT (REIT)	13,048	33,128
Cromwell European REIT (REIT)(m)	6,283	11,005
CT Property Trust Ltd. (REIT)	4,759	4,148
Custodian Reit plc (REIT)	8,071	8,879
Daiwa House REIT Investment Corp. (REIT)	42	87,178
Empire State Realty Trust, Inc. (REIT), Class A	2,656	17,423
Essential Properties Realty Trust, Inc. (REIT)	2,769	53,857
Global Net Lease, Inc. (REIT)	2,052	21,854
GPT Group (The) (REIT)	38,036	92,325
Growthpoint Properties Australia Ltd. (REIT)	5,515	10,825
H&R REIT (REIT)	5,225	39,338
Hankyu Hanshin REIT, Inc. (REIT)	13	13,633
Heiwa Real Estate REIT, Inc. (REIT)	19	19,927
Hulic Reit, Inc. (REIT)	25	28,605
Icade (REIT)	645	23,885
Land Securities Group plc (REIT)	14,137	81,309
Lar Espana Real Estate SOCIMI SA (REIT)	1,175	4,953
LXI REIT plc (REIT)(m)(x)	29,950	41,362
Merlin Properties SOCIMI SA (REIT)	6,608	50,759
Mirvac Group (REIT)	78,209	96,594
Nextensa SA (REIT)	81	4,244
NIPPON REIT Investment Corp. (REIT)	9	22,972
Nomura Real Estate Master Fund, Inc. (REIT)	89	98,429
NTT UD REIT Investment Corp. (REIT)	27	27,564
OUE Commercial REIT (REIT)	42,223	9,971
Schroder REIT Ltd. (REIT)	9,742	5,027
Sekisui House Reit, Inc. (REIT)	82	45,906
Star Asia Investment Corp. (REIT)	32	12,374
Stockland (REIT)	47,358	98,615
STORE Capital Corp. (REIT)	5,034	157,715
Stride Property Group (REIT)	9,561	8,960
Sunlight REIT (REIT)	21,231	8,150
Suntec REIT (REIT)	41,388	43,890
Takara Leben Real Estate Investment Corp. (REIT)	11	7,812
Tokyu REIT, Inc. (REIT)	18	24,530
United Urban Investment Corp. (REIT)	59	60,985
WP Carey, Inc. (REIT)	3,788	264,402

		1,911,098

Health Care REITs (7.4%)
Aedifica SA (REIT)	791	60,702
Assura plc (REIT)	57,620	34,460
CareTrust REIT, Inc. (REIT)	1,902	34,445
Cofinimmo SA (REIT)	640	52,669
Community Healthcare Trust, Inc. (REIT)	467	15,294
Health Care & Medical Investment Corp. (REIT)	7	8,768
Healthcare Realty Trust, Inc. (REIT)	7,513	156,646
Healthpeak Properties, Inc. (REIT)	10,685	244,900
Impact Healthcare REIT plc (REIT)(m)	5,928	6,798
LTC Properties, Inc. (REIT)	787	29,473
Medical Properties Trust, Inc. (REIT)	11,769	139,580
National Health Investors, Inc. (REIT)	847	47,881
NorthWest Healthcare Properties REIT (REIT)(x)	4,155	31,884
Omega Healthcare Investors, Inc. (REIT)	4,657	137,335
Parkway Life REIT (REIT)	7,610	22,433
Physicians Realty Trust (REIT)	4,431	66,642
Primary Health Properties plc (REIT)	26,119	33,032
Sabra Health Care REIT, Inc. (REIT)	4,546	59,643
Target Healthcare REIT plc (REIT)	12,300	12,571
Universal Health Realty Income Trust (REIT)	252	10,889
Ventas, Inc. (REIT)	7,913	317,865
Vital Healthcare Property Trust (REIT)	9,521	13,596
Welltower, Inc. (REIT)	9,196	591,487

		2,128,993

Hotel & Resort REITs (2.6%)
Apple Hospitality REIT, Inc. (REIT)	4,237	59,572
CapitaLand Ascott Trust (REIT)	37,223	25,418
CDL Hospitality Trusts (REIT)	17,217	13,940
DiamondRock Hospitality Co. (REIT)	4,131	31,024
Far East Hospitality Trust (REIT)	19,159	7,790
Hoshino Resorts REIT, Inc. (REIT)	5	23,217
Host Hotels & Resorts, Inc. (REIT)	14,028	222,765
Invincible Investment Corp. (REIT)	97	30,418
Japan Hotel REIT Investment Corp. (REIT)	89	44,322
Park Hotels & Resorts, Inc. (REIT)	4,416	49,724
Pebblebrook Hotel Trust (REIT)	2,558	37,117
RLJ Lodging Trust (REIT)	3,159	31,969
Ryman Hospitality Properties, Inc. (REIT)	1,060	78,005
Service Properties Trust (REIT)	3,235	16,790
Summit Hotel Properties, Inc. (REIT)	2,063	13,863
Sunstone Hotel Investors, Inc. (REIT)	4,178	39,357
Xenia Hotels & Resorts, Inc. (REIT)	2,253	31,069

		756,360

Industrial REITs (13.9%)
Advance Logistics Investment Corp. (REIT)	12	12,461
AIMS APAC REIT (REIT)	11,033	9,798
Americold Realty Trust, Inc. (REIT)	5,326	131,020
CapLand Ascendas REIT (REIT)	67,177	125,207
Centuria Industrial REIT (REIT)	10,396	17,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
CRE Logistics REIT, Inc. (REIT)	10	$14,348
Dexus Industria REIT (REIT)	4,217	6,408
Dream Industrial REIT (REIT)(x)	4,864	37,782
Duke Realty Corp. (REIT)	7,601	366,368
EastGroup Properties, Inc. (REIT)	815	117,637
ESR Kendall Square REIT Co. Ltd. (REIT)	2,380	8,380
ESR-LOGOS REIT (REIT)	105,827	26,184
First Industrial Realty Trust, Inc. (REIT)	2,610	116,954
Frasers Logistics & Commercial Trust (REIT)(m)	55,819	47,890
GLP J-REIT (REIT)	84	92,727
Goodman Property Trust (REIT)	21,755	24,374
Granite REIT (REIT)	1,221	58,931
Industrial & Infrastructure Fund Investment Corp. (REIT)	38	42,981
Innovative Industrial Properties, Inc. (REIT)	547	48,410
Intervest Offices & Warehouses NV (REIT)	473	10,800
Japan Logistics Fund, Inc. (REIT)	18	38,517
LaSalle Logiport REIT (REIT)	35	39,066
LondonMetric Property plc (REIT)	18,815	36,575
LXP Industrial Trust (REIT)	5,440	49,830
Mapletree Industrial Trust (REIT)	36,719	60,950
Mapletree Logistics Trust (REIT)	63,126	68,161
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	9	28,092
Mitsui Fudosan Logistics Park, Inc. (REIT)	11	37,641
Montea NV (REIT)	264	19,788
Nippon Prologis REIT, Inc. (REIT)	46	100,333
Prologis, Inc. (REIT)	14,651	1,488,542
Rexford Industrial Realty, Inc. (REIT)	3,393	176,436
Segro plc (REIT)	23,826	199,644
SOSiLA Logistics REIT, Inc. (REIT)	13	13,551
STAG Industrial, Inc. (REIT)	3,554	101,040
Summit Industrial Income REIT (REIT)(x)	3,505	43,414
Terreno Realty Corp. (REIT)	1,464	77,577
Tritax Big Box REIT plc (REIT)	37,059	55,754
Urban Logistics REIT plc (REIT)	9,141	13,183
Warehouse Reit plc (REIT)(m)	7,867	9,485
Warehouses De Pauw CVA (REIT)	2,822	68,552

		4,041,871

Office REITs (8.6%)
Alexandria Real Estate Equities, Inc. (REIT)	3,211	450,150
Allied Properties REIT (REIT)	2,506	49,636
Befimmo SA (REIT)	85	3,888
Boston Properties, Inc. (REIT)	3,106	232,857
Brandywine Realty Trust (REIT)	3,343	22,565
Centuria Office REIT (REIT)	9,158	8,537
Champion REIT (REIT)	39,264	13,838
Corporate Office Properties Trust (REIT)	2,219	51,547
Cousins Properties, Inc. (REIT)	2,992	69,863
Covivio (REIT)	994	47,524
Cromwell Property Group (REIT)	28,138	12,071
Daiwa Office Investment Corp. (REIT)	5	23,247
Derwent London plc (REIT)	2,001	44,733
Dexus (REIT)	21,356	105,924
Douglas Emmett, Inc. (REIT)	3,348	60,030
Easterly Government Properties, Inc. (REIT)	1,796	28,323
Equity Commonwealth (REIT)	2,098	51,107
Gecina SA (REIT)	1,024	79,591
Global One Real Estate Investment Corp. (REIT)	19	14,408
Great Portland Estates plc (REIT)	5,026	24,596
Highwoods Properties, Inc. (REIT)	2,058	55,484
Hudson Pacific Properties, Inc. (REIT)	2,726	29,850
Ichigo Office REIT Investment Corp. (REIT)	23	13,558
Inmobiliaria Colonial SOCIMI SA (REIT)	6,746	32,500
Japan Excellent, Inc. (REIT)	24	22,137
Japan Prime Realty Investment Corp. (REIT)	18	48,906
Japan Real Estate Investment Corp. (REIT)	26	107,065
JBG SMITH Properties (REIT)	2,116	39,315
JR Global REIT (REIT)	2,300	7,223
Kenedix Office Investment Corp. (REIT)	8	37,732
Keppel Pacific Oak US REIT (REIT)(m)	16,682	9,140
Keppel REIT (REIT)	42,458	29,117
Kilroy Realty Corp. (REIT)	2,303	96,979
Manulife US REIT (REIT)(m)	31,537	13,328
Mirai Corp. (REIT)	32	10,875
Mori Hills REIT Investment Corp. (REIT)	31	33,537
Mori Trust Sogo Reit, Inc. (REIT)	20	19,038
Nippon Building Fund, Inc. (REIT)	30	131,912
NSI NV (REIT)	358	8,462
Office Properties Income Trust (REIT)	944	13,263
One REIT, Inc. (REIT)	5	9,115
Orion Office REIT, Inc. (REIT)	1,124	9,835
Orix JREIT, Inc. (REIT)	52	66,308
Paramount Group, Inc. (REIT)	3,781	23,556
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,421	25,566
Precinct Properties New Zealand Ltd. (REIT)	26,376	19,143
Prime US REIT (REIT)(m)	12,663	6,838
Prosperity REIT (REIT)	23,059	5,832
Regional REIT Ltd. (REIT)(m)	8,723	6,216
Sankei Real Estate, Inc. (REIT)	9	6,016
SL Green Realty Corp. (REIT)(x)	1,268	50,923
Veris Residential, Inc. (REIT)*	1,696	19,284
Vornado Realty Trust (REIT)	3,496	80,967
Workspace Group plc (REIT)	2,837	12,472

		2,495,927

Residential REITs (14.4%)
Advance Residence Investment Corp. (REIT)	26	63,538
American Homes 4 Rent (REIT), Class A	6,010	197,188
Apartment Income REIT Corp. (REIT)	3,050	117,791
Apartment Investment and Management Co. (REIT), Class A	2,950	21,535
AvalonBay Communities, Inc. (REIT)	2,769	510,022
Boardwalk REIT (REIT)(x)	746	24,983
Camden Property Trust (REIT)	2,054	245,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Canadian Apartment Properties REIT (REIT)(x)	3,431	$104,568
Centerspace (REIT)	302	20,331
Civitas Social Housing plc (REIT)(m)	12,124	8,853
Comforia Residential REIT, Inc. (REIT)	13	29,479
Daiwa Securities Living Investments Corp. (REIT)	40	31,735
Empiric Student Property plc (REIT)	11,635	11,136
Equity LifeStyle Properties, Inc. (REIT)	3,519	221,134
Equity Residential (REIT)	7,340	493,395
Essex Property Trust, Inc. (REIT)	1,288	311,992
Home Invest Belgium SA (REIT)	193	4,825
Home Reit plc (REIT)	15,690	15,854
Independence Realty Trust, Inc. (REIT)	4,366	73,043
Ingenia Communities Group (REIT)	7,315	17,447
InterRent REIT (REIT)	2,593	21,531
Invitation Homes, Inc. (REIT)	12,095	408,448
Irish Residential Properties REIT plc (REIT)	8,814	9,894
Kenedix Residential Next Investment Corp. (REIT)	20	29,615
Killam Apartment REIT (REIT)	2,253	24,873
Mid-America Apartment Communities, Inc. (REIT)	2,275	352,784
NexPoint Residential Trust, Inc. (REIT)	446	20,610
Nippon Accommodations Fund, Inc. (REIT)	9	40,814
PRS REIT plc (The) (REIT)	10,242	10,732
Residential Secure Income plc (REIT)(m)	3,674	4,481
Samty Residential Investment Corp. (REIT)	8	6,719
Starts Proceed Investment Corp. (REIT)	4	6,984
Sun Communities, Inc. (REIT)	2,411	326,281
Triple Point Social Housing REIT plc (REIT)(m)	7,236	5,903
UDR, Inc. (REIT)	6,415	267,570
UNITE Group plc (The) (REIT)	6,330	60,025
Washington REIT (REIT)	1,722	30,238
Xior Student Housing NV (REIT)(m)	439	13,665

		4,165,366

Retail REITs (15.5%)
Acadia Realty Trust (REIT)	1,835	23,158
AEON REIT Investment Corp. (REIT)	34	36,721
Agree Realty Corp. (REIT)	1,554	105,019
Ascencio (REIT)	102	5,035
Brixmor Property Group, Inc. (REIT)	5,909	109,139
BWP Trust (REIT)	9,653	22,847
Capital & Counties Properties plc (REIT)	14,586	17,293
CapitaLand Integrated Commercial Trust (REIT)	100,685	133,861
Carmila SA (REIT)	1,134	15,192
Charter Hall Retail REIT (REIT)	9,733	22,881
Choice Properties REIT (REIT)	5,077	46,273
Crombie REIT (REIT)(x)	2,043	21,090
Eurocommercial Properties NV (REIT)	1,015	20,032
Federal Realty Investment Trust (REIT)	1,591	143,381
First Capital REIT (REIT)	4,194	45,907
Fortune REIT (REIT)	26,961	19,652
Frasers Centrepoint Trust (REIT)	21,238	31,993
Frontier Real Estate Investment Corp. (REIT)	10	36,773
Fukuoka REIT Corp. (REIT)	14	16,327
Getty Realty Corp. (REIT)	831	22,346
Hamborner REIT AG (REIT)	1,414	9,776
Hammerson plc (REIT)	71,015	14,153
Home Consortium Ltd. (REIT)(x)	3,089	8,754
HomeCo Daily Needs REIT (REIT)(m)	34,316	24,532
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	1,294	3,508
InvenTrust Properties Corp. (REIT)	1,335	28,476
Japan Metropolitan Fund Invest (REIT)	136	102,306
Kenedix Retail REIT Corp. (REIT)	12	22,191
Kimco Realty Corp. (REIT)	11,969	220,349
Kite Realty Group Trust (REIT)	4,291	73,891
Kiwi Property Group Ltd. (REIT)	31,163	15,967
Klepierre SA (REIT)*	3,714	64,119
Lendlease Global Commercial REIT (REIT)	35,977	18,986
Link REIT (REIT)	41,837	292,008
LOTTE Reit Co. Ltd. (REIT)	2,410	8,233
Macerich Co. (The) (REIT)	4,242	33,681
Mapletree Pan Asia Commercial Trust (REIT)	45,076	53,840
Mercialys SA (REIT)	1,239	9,396
National Retail Properties, Inc. (REIT)	3,477	138,593
Necessity Retail REIT, Inc. (The) (REIT)	2,632	15,476
NETSTREIT Corp. (REIT)	1,200	21,372
NewRiver REIT plc (REIT)	6,034	5,040
Phillips Edison & Co., Inc. (REIT)	2,307	64,711
Primaris REIT (REIT)(x)	1,994	18,463
Realty Income Corp. (REIT)	12,251	713,008
Regency Centers Corp. (REIT)	3,396	182,875
Retail Estates NV (REIT)	222	12,308
Retail Opportunity Investments Corp. (REIT)	2,375	32,680
RioCan REIT (REIT)	6,001	80,891
RPT Realty (REIT)	1,641	12,406
Scentre Group (REIT)	102,978	165,759
Shaftesbury plc (REIT)	5,518	22,537
Shopping Centres Australasia Property Group (REIT)	22,133	33,245
Simon Property Group, Inc. (REIT)	6,466	580,323
SITE Centers Corp. (REIT)	3,797	40,666
SmartCentres REIT (REIT)	2,568	48,242
SPH REIT (REIT)	21,190	13,280
Spirit Realty Capital, Inc. (REIT)	2,692	97,343
Starhill Global REIT (REIT)	28,089	10,539
Supermarket Income Reit plc (REIT)(x)	24,582	29,316
Tanger Factory Outlet Centers, Inc. (REIT)	1,997	27,319
Unibail-Rodamco-Westfield (REIT)*	2,041	83,781
Urban Edge Properties (REIT)	2,254	30,068
Vastned Retail NV (REIT)	340	6,729

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Vicinity Centres (REIT)	74,795	$83,515
Waypoint REIT Ltd. (REIT)	14,129	21,495
Wereldhave NV (REIT)	797	9,082

		4,500,148

Specialized REITs (15.3%)
Arena REIT (REIT)	6,407	13,675
Big Yellow Group plc (REIT)	3,353	39,484
Charter Hall Social Infrastructure REIT (REIT)	6,568	12,754
CubeSmart (REIT)	4,429	177,426
Digital Realty Trust, Inc. (REIT)	5,630	558,383
EPR Properties (REIT)	1,467	52,607
Equinix, Inc. (REIT)	1,802	1,025,050
Extra Space Storage, Inc. (REIT)	2,626	453,536
Four Corners Property Trust, Inc. (REIT)	1,600	38,704
Gaming and Leisure Properties, Inc. (REIT)	4,838	214,033
Hotel Property Investments Ltd. (REIT)	3,790	7,114
Keppel DC REIT (REIT)	25,118	29,575
Life Storage, Inc. (REIT)	1,667	184,637
National Storage Affiliates Trust (REIT)	1,682	69,938
National Storage REIT (REIT)	22,861	32,736
Public Storage (REIT)	3,100	907,711
Safehold, Inc. (REIT)(x)	428	11,325
Safestore Holdings plc (REIT)	4,066	38,023
VICI Properties, Inc. (REIT)	19,067	569,150

		4,435,861

Total Equity Real Estate Investment Trusts (REITs)		24,435,624

Health Care Providers & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	4,616	31,044

Total Health Care Providers & Services		31,044

Household Durables (0.6%)
Homebuilding (0.6%)
Sekisui House Ltd.	11,228	186,478

Total Household Durables		186,478

Real Estate Management & Development (13.5%)
Diversified Real Estate Activities (5.0%)
Allreal Holding AG (Registered)	289	40,095
City Developments Ltd.	9,222	48,618
Heiwa Real Estate Co. Ltd.(x)	626	17,200
Mitsubishi Estate Co. Ltd.	22,368	293,489
Mitsui Fudosan Co. Ltd.	18,006	343,233
New World Development Co. Ltd.	27,756	78,425
Nomura Real Estate Holdings, Inc.	2,174	49,284
Peach Property Group AG*	237	5,419
Sumitomo Realty & Development Co. Ltd.	7,875	179,322
Sun Hung Kai Properties Ltd.	27,999	307,854
Tokyo Tatemono Co. Ltd.	3,898	55,521
UOL Group Ltd.	9,774	45,063

		1,463,523

Real Estate Development (1.2%)
CK Asset Holdings Ltd.	39,384	236,326
Lifestyle Communities Ltd.(x)	1,864	17,894
Sino Land Co. Ltd.	71,313	93,847

		348,067

Real Estate Operating Companies (7.3%)
Abrdn European Logistics Income plc (REIT)(m)	7,765	7,658
ADLER Group SA(m)(x)*	1,808	3,725
Aeon Mall Co. Ltd.	2,333	25,825
Amot Investments Ltd.	3,333	19,066
Aroundtown SA	21,341	47,089
Atrium Ljungberg AB, Class B	886	10,953
Azrieli Group Ltd.	726	49,456
CA Immobilien Anlagen AG	824	24,417
Capitaland Investment Ltd.	50,250	121,039
Castellum AB(x)	5,099	56,499
Catena AB	601	17,732
Cibus Nordic Real Estate AB	946	12,296
Citycon OYJ*	1,435	8,990
CLS Holdings plc (REIT)	3,095	4,818
Corem Property Group AB, Class B	13,310	9,960
Deutsche EuroShop AG	192	4,355
Deutsche Wohnen SE	977	18,646
Dios Fastigheter AB	1,755	11,027
Entra ASA(m)	1,088	10,038
Fabege AB	5,045	34,038
Fastighets AB Balder, Class B*	11,980	47,349
Grainger plc	14,444	36,954
Grand City Properties SA	1,880	18,753
Helical plc	2,017	8,048
Hiag Immobilien Holding AG	69	5,868
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	1,078
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	21,832	95,773
Hufvudstaden AB, Class A	2,128	23,435
Hulic Co. Ltd.	8,242	60,645
Hysan Development Co. Ltd.	11,950	30,094
Intershop Holding AG	22	13,833
Kennedy-Wilson Holdings, Inc.	2,326	35,960
Kojamo OYJ	3,868	49,158
LEG Immobilien SE	1,472	88,570
Mobimo Holding AG (Registered)	141	30,461
NP3 Fastigheter AB	550	8,147
Nyfosa AB	3,604	20,730
Pandox AB*	1,751	18,414
Phoenix Spree Deutschland Ltd.	1,560	5,040
Platzer Fastigheter Holding AB, Class B	1,070	6,355
PSP Swiss Property AG (Registered)	853	85,416
Sagax AB, Class B	3,412	56,165
Samhallsbyggnadsbolaget i Norden AB(x)	21,920	23,393
Shurgard Self Storage SA	499	20,331
Sirius Real Estate Ltd.	21,375	16,859
Stendorren Fastigheter AB*	275	4,224
Swire Properties Ltd.	20,962	45,046
Swiss Prime Site AG (Registered)	1,504	119,642
TAG Immobilien AG	3,001	24,177
Tricon Residential, Inc.	4,805	41,568
Tritax EuroBox plc(m)	16,012	11,290
VGP NV	160	15,117
Vonovia SE	15,805	343,976
Wallenstam AB, Class B	6,619	24,131
Wharf Real Estate Investment Co. Ltd.	30,504	137,757
Wihlborgs Fastigheter AB	5,261	31,835

		2,103,219

Total Real Estate Management & Development		3,914,809

Total Common Stocks (98.5%) (Cost $32,549,813)		28,567,955

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
CLOSED END FUNDS:
Balanced Commercial Property Trust Ltd. (REIT)	9,254	$8,266
Picton Property Income Ltd. (The) (REIT)	10,855	10,334
UK Commercial Property REIT Ltd. (REIT)	14,600	9,733

Total Closed End Funds (0.1%) (Cost $41,492)		28,333

EXCHANGE TRADED FUNDS (ETF):
Equity (0.9%)
iShares U.S. Real Estate ETF	1,944	158,280
Vanguard Global ex-U.S. Real Estate ETF(x)	2,737	104,444

Total Exchange Traded Funds (0.9%) (Cost $331,418)		262,724

SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	100,000	100,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.8%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $231,624, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $236,198.(xx)	$231,567	231,567

Total Short-Term Investments (1.2%) (Cost $331,567)		331,567

Total Investments in Securities (100.7%) (Cost $33,254,290)		29,190,579
Other Assets Less Liabilities (-0.7%)		(192,903)

Net Assets (100%)		$28,997,676

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $242,207 or 0.8% of net assets.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $411,487. This was collateralized by $86,469 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/6/22 - 5/15/52 and by cash of $331,567 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVA — Dutch Certification

Country Diversification

As a Percentage of Total Net Assets

Australia	3.4%
Austria	0.1
Belgium	1.0
Canada	2.7
Finland	0.2
France	1.1
Germany	2.0
Guernsey	0.0	#
Hong Kong	4.7
Ireland	0.0	#
Israel	0.2
Italy	0.1
Japan	11.0
Netherlands	0.2
New Zealand	0.3
Norway	0.0	#
Singapore	3.6
South Korea	0.1
Spain	0.3
Sweden	1.4
Switzerland	1.1
United Kingdom	3.7
United States	63.5
Cash and Other	(0.7)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$28,333	$—	$28,333
Common Stocks
Consumer Discretionary	—	186,478	—	186,478
Health Care	31,044	—	—	31,044
Real Estate	18,567,963	9,782,470	—	28,350,433
Exchange Traded Funds	262,724	—	—	262,724
Short-Term Investments
Investment Company	100,000	—	—	100,000
Repurchase Agreement	—	231,567	—	231,567

Total Assets	$18,961,731	$10,228,848	$—	$29,190,579

Total Liabilities	$—	$—	$—	$—

Total	$18,961,731	$10,228,848	$—	$29,190,579

(a)	A security with a market value of $53,840 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,387,045
Aggregate gross unrealized depreciation	(7,648,089)

Net unrealized depreciation	$(5,261,044)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$34,451,623

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (3.4%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	2,013	$71,904
ATN International, Inc.	1,751	67,536
Bandwidth, Inc., Class A*	2,969	35,331
Cogent Communications Holdings, Inc.	3,125	163,000
Consolidated Communications Holdings, Inc.*	10,203	42,445
EchoStar Corp., Class A*	14,075	231,815
Globalstar, Inc.(x)*	17,532	27,876
IDT Corp., Class B*	786	19,516
Liberty Latin America Ltd., Class A*	5,041	31,204
Liberty Latin America Ltd., Class C*	24,479	150,546
Radius Global Infrastructure, Inc.*	11,762	110,798

		951,971

Entertainment (2.1%)
Cinemark Holdings, Inc.*	3,673	44,480
IMAX Corp.*	3,124	44,111
Lions Gate Entertainment Corp., Class A*	8,960	66,573
Lions Gate Entertainment Corp., Class B*	41,254	286,715
Live Nation Entertainment, Inc.*	79,300	6,029,972
Madison Square Garden Entertainment Corp.*	11,067	487,944
Madison Square Garden Sports Corp., Class A*	2,200	300,652
Marcus Corp. (The)(x)	3,781	52,518
Playstudios, Inc.*	5,751	20,071
Skillz, Inc.(x)*	48,214	49,179

		7,382,215

Interactive Media & Services (0.3%)
Arena Group Holdings, Inc. (The)(x)*	562	7,362
Bumble, Inc., Class A*	13,509	290,308
Cars.com, Inc.*	8,887	102,200
DHI Group, Inc.*	1,512	8,135
Eventbrite, Inc., Class A*	1,432	8,707
fuboTV, Inc.(x)*	28,244	100,266
Outbrain, Inc.(x)*	5,790	21,134
QuinStreet, Inc.*	7,488	78,624
TrueCar, Inc.*	13,367	20,184
Vinco Ventures, Inc.(x)*	15,769	14,684
Ziff Davis, Inc.*	5,867	401,772

		1,053,376

Media (0.6%)
Advantage Solutions, Inc.(x)*	12,445	26,508
AMC Networks, Inc., Class A(x)*	4,837	98,191
Audacy, Inc.*	16,312	6,298
Boston Omaha Corp., Class A*	3,135	72,231
Cardlytics, Inc.*	4,780	44,932
Clear Channel Outdoor Holdings, Inc.*	57,947	79,387
Cumulus Media, Inc., Class A*	2,751	19,340
Daily Journal Corp.*	185	47,432
Entravision Communications Corp., Class A	3,575	14,193
EW Scripps Co. (The), Class A*	8,975	101,148
Gannett Co., Inc.*	22,331	34,167
Gray Television, Inc.	7,239	103,663
iHeartMedia, Inc., Class A*	19,010	139,343
Innovid Corp.(x)*	1,730	4,688
Integral Ad Science Holding Corp.*	3,830	27,729
John Wiley & Sons, Inc., Class A	606	22,761
Loyalty Ventures, Inc.*	2,191	2,651
Magnite, Inc.*	21,207	139,330
PubMatic, Inc., Class A*	640	10,643
Scholastic Corp.	4,682	144,018
Stagwell, Inc.(x)*	11,229	78,042
TEGNA, Inc.	34,705	717,700
Thryv Holdings, Inc.*	2,917	66,595
Urban One, Inc.*	1,823	7,748
Urban One, Inc., Class A*	1,443	7,633
WideOpenWest, Inc.*	3,419	41,951

		2,058,322

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	4,498	54,516
KORE Group Holdings, Inc.(x)*	4,580	8,748
Shenandoah Telecommunications Co.	7,634	129,930
Telephone and Data Systems, Inc.	15,983	222,164
United States Cellular Corp.*	2,303	59,947

		475,305

Total Communication Services		11,921,189

Consumer Discretionary (12.6%)
Auto Components (0.6%)
Adient plc*	14,925	414,169
American Axle & Manufacturing Holdings, Inc.*	16,362	111,752
Dana, Inc.	20,528	234,635
Dorman Products, Inc.*	3,200	262,784
Goodyear Tire & Rubber Co. (The)*	43,798	441,922
Modine Manufacturing Co.*	7,741	100,169
Motorcar Parts of America, Inc.*	2,617	39,831
Patrick Industries, Inc.	3,135	137,438
Solid Power, Inc.(x)*	11,961	62,915
Standard Motor Products, Inc.	3,048	99,060
Stoneridge, Inc.*	3,379	57,274

		1,961,949

Automobiles (0.1%)
Cenntro Electric Group Ltd.(x)*	26,350	27,140
Faraday Future Intelligent Electric, Inc.(x)*	6,639	4,224
Lordstown Motors Corp.(x)*	27,049	49,500
Winnebago Industries, Inc.(x)	4,857	258,441
Workhorse Group, Inc.(x)*	1,782	5,114

		344,419

Distributors (0.0%)†
Weyco Group, Inc.	739	15,031

Diversified Consumer Services (0.5%)
2U, Inc.*	11,555	72,219
Adtalem Global Education, Inc.*	6,942	253,036
American Public Education, Inc.*	2,941	26,881
Beachbody Co., Inc. (The)(x)*	12,549	12,675
European Wax Center, Inc., Class A(x)	269	4,963
Frontdoor, Inc.*	12,892	262,868
Graham Holdings Co., Class B	587	315,794
Laureate Education, Inc., Class A	16,727	176,470
Perdoceo Education Corp.*	10,036	103,371
PowerSchool Holdings, Inc., Class A*	4,619	77,091
StoneMor, Inc.*	4,542	15,579
Strategic Education, Inc.	3,501	214,996
Vivint Smart Home, Inc.*	11,106	73,077
WW International, Inc.*	7,811	30,697

		1,639,717

Hotels, Restaurants & Leisure (2.0%)
Bally’s Corp.(x)*	5,765	113,916
Biglari Holdings, Inc., Class B*	123	14,219

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
BJ’s Restaurants, Inc.*	3,686	$87,911
Bloomin’ Brands, Inc.	3,876	71,047
Bluegreen Vacations Holding Corp.	1,655	27,341
Bowlero Corp.(x)*	5,990	73,737
Brinker International, Inc.*	730	18,236
Century Casinos, Inc.*	1,090	7,150
Chuy’s Holdings, Inc.*	3,022	70,050
Denny’s Corp.*	2,627	24,720
Dine Brands Global, Inc.	320	20,339
El Pollo Loco Holdings, Inc.*	2,728	24,334
Everi Holdings, Inc.*	6,191	100,418
First Watch Restaurant Group, Inc.*	928	13,438
Full House Resorts, Inc.*	3,300	18,546
Inspirato, Inc.*	3,498	8,255
Inspired Entertainment, Inc.*	1,024	9,042
International Game Technology plc	11,941	188,668
Jack in the Box, Inc.	2,840	210,359
Krispy Kreme, Inc.(x)	8,080	93,162
Life Time Group Holdings, Inc.*	6,451	62,897
Light & Wonder, Inc.*	14,722	631,279
Lindblad Expeditions Holdings, Inc.(x)*	4,701	31,779
Papa John’s International, Inc.	1,452	101,655
RCI Hospitality Holdings, Inc.	92	6,011
Red Rock Resorts, Inc., Class A	4,361	149,408
SeaWorld Entertainment, Inc.*	3,269	148,772
Vacasa, Inc., Class A(x)*	16,876	51,809
Wendy’s Co. (The)	250,200	4,676,238
Xponential Fitness, Inc., Class A*	1,951	35,625

		7,090,361

Household Durables (1.0%)
Aterian, Inc.(x)*	8,026	9,952
Beazer Homes USA, Inc.*	4,513	43,641
Century Communities, Inc.	4,135	176,895
Ethan Allen Interiors, Inc.	3,377	71,390
GoPro, Inc., Class A*	20,403	100,587
Green Brick Partners, Inc.*	3,079	65,829
iRobot Corp.(x)*	542	30,531
KB Home	10,081	261,300
Landsea Homes Corp.*	1,278	6,096
La-Z-Boy, Inc.	6,868	155,011
Legacy Housing Corp.*	1,168	20,031
LGI Homes, Inc.*	2,962	241,018
Lifetime Brands, Inc.	1,765	11,949
M.D.C. Holdings, Inc.	6,887	188,842
M/I Homes, Inc.*	3,593	130,174
Meritage Homes Corp.*	5,221	366,880
Purple Innovation, Inc.(x)*	7,348	29,759
Snap One Holdings Corp.(x)*	2,545	25,806
Taylor Morrison Home Corp., Class A*	14,686	342,477
Traeger, Inc.*	4,543	12,811
Tri Pointe Homes, Inc.*	70,942	1,071,934
Tupperware Brands Corp.*	6,846	44,841
Universal Electronics, Inc.*	1,946	38,278
Vuzix Corp.(x)*	1,148	6,647
Weber, Inc., Class A(x)	4,386	28,816

		3,481,495

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	3,872	25,129
1stdibs.com, Inc.(x)*	3,269	20,562
aka Brands Holding Corp.(x)*	508	737
BARK, Inc.(x)*	17,986	32,735
Boxed, Inc.(x)*	8,662	7,986
ContextLogic, Inc., Class A(x)*	88,695	65,093
Duluth Holdings, Inc., Class B(x)*	1,230	8,659
Groupon, Inc.(x)*	2,894	23,036
Lands’ End, Inc.(x)*	2,466	19,038
Liquidity Services, Inc.*	1,796	29,203
Overstock.com, Inc.*	6,551	159,517
PetMed Express, Inc.(x)	674	13,157
Porch Group, Inc.(x)*	11,818	26,591
Poshmark, Inc., Class A*	7,314	114,610
Qurate Retail, Inc.	55,132	110,815
RealReal, Inc. (The)*	10,395	15,593
RumbleON, Inc., Class B(x)*	1,510	25,549
Stitch Fix, Inc., Class A*	7,316	28,898
ThredUp, Inc., Class A*	7,413	13,640
Vivid Seats, Inc., Class A(x)	2,626	20,115

		760,663

Leisure Products (0.3%)
Acushnet Holdings Corp.	3,756	163,348
AMMO, Inc.(x)*	13,565	39,745
Johnson Outdoors, Inc., Class A	869	44,588
Smith & Wesson Brands, Inc.	6,440	66,783
Solo Brands, Inc., Class A(x)*	3,001	11,404
Sturm Ruger & Co., Inc.	253	12,850
Topgolf Callaway Brands Corp.*	21,929	422,353
Vista Outdoor, Inc.*	8,731	212,338

		973,409

Multiline Retail (0.0%)†
Big Lots, Inc.(x)	4,640	72,430
Franchise Group, Inc.(x)	390	9,477

		81,907

Specialty Retail (7.6%)
Aaron’s Co., Inc. (The)	4,725	45,927
Abercrombie & Fitch Co., Class A*	7,787	121,088
Academy Sports & Outdoors, Inc.	12,817	540,621
American Eagle Outfitters, Inc.(x)	24,607	239,426
America’s Car-Mart, Inc.*	913	55,711
Asbury Automotive Group, Inc.*	2,439	368,533
AutoNation, Inc.*	107,000	10,900,090
Bed Bath & Beyond, Inc.(x)*	3,360	20,462
Big 5 Sporting Goods Corp.(x)	3,357	36,054
Buckle, Inc. (The)	513	16,242
Build-A-Bear Workshop, Inc.	588	7,838
Cato Corp. (The), Class A	2,789	26,607
Chico’s FAS, Inc.*	5,089	24,631
Children’s Place, Inc. (The)*	708	21,870
Citi Trends, Inc.*	1,191	18,472
Conn’s, Inc.*	2,149	15,215
Container Store Group, Inc. (The)*	5,248	25,715
Designer Brands, Inc., Class A	2,452	37,540
Destination XL Group, Inc.*	4,227	22,910
EVgo, Inc.(x)*	9,264	73,278
Express, Inc.*	9,303	10,140
Foot Locker, Inc.	12,708	395,600
Genesco, Inc.*	2,040	80,213
Group 1 Automotive, Inc.	2,377	339,602
GrowGeneration Corp.(x)*	8,629	30,202
Haverty Furniture Cos., Inc.	2,186	54,431
Hibbett, Inc.	466	23,212
JOANN, Inc.(x)	1,580	10,460
LL Flooring Holdings, Inc.*	4,527	31,372
MarineMax, Inc.*	2,965	88,327
Monro, Inc.	4,972	216,083
National Vision Holdings, Inc.*	11,502	375,540
ODP Corp. (The)*	6,615	232,517
OneWater Marine, Inc., Class A*	1,625	48,929
Party City Holdco, Inc.(x)*	10,291	16,260
Penske Automotive Group, Inc.	107,000	10,532,010
Sally Beauty Holdings, Inc.*	1,110	13,986
Shoe Carnival, Inc.	2,624	56,259
Signet Jewelers Ltd.	7,152	409,023

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Sleep Number Corp.*	1,822	$61,602
Sonic Automotive, Inc., Class A	3,035	131,416
Sportsman’s Warehouse Holdings, Inc.*	6,677	55,419
Tile Shop Holdings, Inc.	4,902	17,255
Tilly’s, Inc., Class A	3,187	22,054
Torrid Holdings, Inc.(x)*	358	1,493
TravelCenters of America, Inc.*	1,965	105,972
Urban Outfitters, Inc.(x)*	10,031	197,109
Volta, Inc.(x)*	20,032	24,239
Winmark Corp.	399	86,320
Zumiez, Inc.*	2,362	50,854

		26,336,129

Textiles, Apparel & Luxury Goods (0.3%)
Allbirds, Inc., Class A(x)*	10,970	33,349
Ermenegildo Zegna NV(x)	5,880	63,210
Fossil Group, Inc.*	6,658	22,770
G-III Apparel Group Ltd.*	7,037	105,203
Movado Group, Inc.	25,362	714,701
Oxford Industries, Inc.	715	64,193
PLBY Group, Inc.(x)*	4,465	17,994
Rocky Brands, Inc.	906	18,174
Superior Group of Cos., Inc.	1,760	15,629
Unifi, Inc.*	1,941	18,459

		1,073,682

Total Consumer Discretionary		43,758,762

Consumer Staples (3.5%)
Beverages (0.4%)
Crimson Wine Group Ltd.*	166,000	1,054,100
Primo Water Corp.	24,374	305,894
Vintage Wine Estates, Inc.(x)*	4,469	12,379

		1,372,373

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	5,076	157,508
Chefs’ Warehouse, Inc. (The)*	1,547	44,817
HF Foods Group, Inc.*	5,057	19,571
Ingles Markets, Inc., Class A	2,228	176,480
Natural Grocers by Vitamin Cottage, Inc.	270	2,913
PriceSmart, Inc.	1,407	81,029
Rite Aid Corp.(x)*	4,374	21,651
SpartanNash Co.	5,472	158,797
United Natural Foods, Inc.*	8,448	290,358
Village Super Market, Inc., Class A	1,218	23,544
Weis Markets, Inc.	2,574	183,372

		1,160,040

Food Products (0.6%)
Alico, Inc.	12,602	355,880
AppHarvest, Inc.(x)*	12,713	25,045
B&G Foods, Inc.(x)	11,103	183,088
Benson Hill, Inc.*	14,103	38,642
Cal-Maine Foods, Inc.	472	26,238
Fresh Del Monte Produce, Inc.	4,842	112,528
Hain Celestial Group, Inc. (The)*	11,952	201,750
Hostess Brands, Inc.*	21,000	488,040
John B Sanfilippo & Son, Inc.	497	37,638
Lancaster Colony Corp.	485	72,886
Landec Corp.*	3,740	33,249
Mission Produce, Inc.*	5,133	74,223
Seneca Foods Corp., Class A*	868	43,782
Sovos Brands, Inc.*	1,659	23,624
SunOpta, Inc.*	1,061	9,655
Tattooed Chef, Inc.(x)*	1,169	5,822
Tootsie Roll Industries, Inc.	302	10,051
TreeHouse Foods, Inc.*	7,906	335,372
Utz Brands, Inc.	1,118	16,882
Whole Earth Brands, Inc.*	6,062	23,278

		2,117,673

Household Products (0.1%)
Central Garden & Pet Co.*	879	31,679
Central Garden & Pet Co., Class A*	4,116	140,603

		172,282

Personal Products (2.0%)
Beauty Health Co. (The)(x)*	1,680	19,807
Edgewell Personal Care Co.	8,063	301,556
Herbalife Nutrition Ltd.*	5,086	101,161
Honest Co., Inc. (The)*	10,960	38,360
Inter Parfums, Inc.	82,000	6,187,720
Nature’s Sunshine Products, Inc.*	2,123	17,493
Nu Skin Enterprises, Inc., Class A	4,794	159,976

		6,826,073

Tobacco (0.1%)
Universal Corp.	3,825	176,103
Vector Group Ltd.	18,812	165,734

		341,837

Total Consumer Staples		11,990,278

Energy (23.2%)
Energy Equipment & Services (1.1%)
Archrock, Inc.	20,633	132,464
Borr Drilling Ltd.(x)*	15,790	52,423
Bristow Group, Inc.*	3,538	83,108
Diamond Offshore Drilling, Inc.(x)*	16,005	106,113
DMC Global, Inc.*	2,124	33,941
Dril-Quip, Inc.*	5,214	101,777
Expro Group Holdings NV*	12,268	156,294
Helix Energy Solutions Group, Inc.*	22,588	87,190
Helmerich & Payne, Inc.	16,133	596,437
Nabors Industries Ltd.*	168	17,044
National Energy Services Reunited Corp.*	5,479	32,545
Newpark Resources, Inc.*	13,014	32,795
Noble Corp. plc*	9,427	278,851
Oceaneering International, Inc.*	1,286	10,237
Oil States International, Inc.*	9,177	35,698
Patterson-UTI Energy, Inc.	11,041	128,959
ProFrac Holding Corp., Class A(x)*	1,121	17,050
ProPetro Holding Corp.*	13,515	108,796
Select Energy Services, Inc., Class A*	11,616	80,963
Subsea 7 SA (ADR)	160,000	1,267,200
TerraVest Industries, Inc.(x)	16,000	283,201
Tidewater, Inc.*	6,648	144,262
US Silica Holdings, Inc.*	9,804	107,354

		3,894,702

Oil, Gas & Consumable Fuels (22.1%)
Aemetis, Inc.(x)*	4,639	28,391
Alto Ingredients, Inc.*	12,602	45,871
Amplify Energy Corp.*	1,220	8,015
Archaea Energy, Inc.*	6,205	111,752
Ardmore Shipping Corp.*	5,249	47,923
Berry Corp.	10,472	78,540
California Resources Corp.	11,856	455,626
Callon Petroleum Co.*	1,254	43,903
Centrus Energy Corp., Class A(x)*	1,373	56,266
Chord Energy Corp.	2,640	361,071
Civitas Resources, Inc.	11,510	660,559
Clean Energy Fuels Corp.*	26,091	139,326
CNX Resources Corp.*	27,717	430,445
CONSOL Energy, Inc.	323	20,775
DHT Holdings, Inc.	21,418	161,920
Dorian LPG Ltd.	4,758	64,566
Energy Fuels, Inc.(x)*	4,192	25,655

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Equitrans Midstream Corp.	48,870	$365,548
Excelerate Energy, Inc., Class A(x)	2,923	68,398
FLEX LNG Ltd.(x)	4,465	141,407
Frontline Ltd.	19,397	212,009
Gevo, Inc.(x)*	31,516	71,857
Golar LNG Ltd.*	14,395	358,723
Green Plains, Inc.*	5,995	174,275
International Seaways, Inc.	7,680	269,798
Kinetik Holdings, Inc.(x)	2,445	79,658
Murphy Oil Corp.	13,054	459,109
NACCO Industries, Inc., Class A	648	30,476
NextDecade Corp.(x)*	609	3,666
Nordic American Tankers Ltd.	29,829	79,643
Northern Oil and Gas, Inc.	1,752	48,022
PBF Energy, Inc., Class A*	11,687	410,915
Peabody Energy Corp.(x)*	18,361	455,720
Permian Basin Royalty Trust	25,900	422,947
Permian Resources Corp.*	28,022	190,550
PrairieSky Royalty Ltd.(x)	91,300	1,177,148
REX American Resources Corp.*	2,610	72,871
Riley Exploration Permian, Inc.(x)	600	11,388
Ring Energy, Inc.(x)*	8,118	18,834
Scorpio Tankers, Inc.	7,595	319,294
SFL Corp. Ltd.	17,478	159,225
Teekay Corp.*	10,136	36,388
Teekay Tankers Ltd., Class A*	3,580	98,593
Texas Pacific Land Corp.	38,301	68,069,686
Ur-Energy, Inc.(x)*	3,318	3,617
Vertex Energy, Inc.(x)*	1,092	6,803
W&T Offshore, Inc.*	2,615	15,324
World Fuel Services Corp.	9,878	231,540

		76,804,036

Total Energy		80,698,738

Financials (16.3%)
Banks (8.8%)
1st Source Corp.	2,618	121,213
ACNB Corp.	1,401	42,086
Allegiance Bancshares, Inc.	2,693	112,110
Amalgamated Financial Corp.	2,405	54,233
Amerant Bancorp, Inc.	4,649	115,481
American National Bankshares, Inc.	1,738	55,529
Ameris Bancorp	9,795	437,934
Arrow Financial Corp.	2,372	68,364
Associated Banc-Corp.	23,602	473,928
Atlantic Union Bankshares Corp.	11,898	361,461
Banc of California, Inc.	8,279	132,216
BancFirst Corp.	1,307	116,937
Bancorp, Inc. (The)*	3,535	77,699
Bank First Corp.(x)	1,103	84,357
Bank of Marin Bancorp	2,586	77,451
Bank of NT Butterfield & Son Ltd. (The)	7,529	244,391
BankUnited, Inc.	11,089	378,911
Bankwell Financial Group, Inc.	1,164	33,884
Banner Corp.	4,812	284,293
Bar Harbor Bankshares	2,508	66,512
BayCom Corp.	2,308	40,575
BCB Bancorp, Inc.	2,730	45,946
Berkshire Hills Bancorp, Inc.	6,576	179,525
Blue Ridge Bankshares, Inc.	3,331	42,337
Brookline Bancorp, Inc.	10,759	125,342
Business First Bancshares, Inc.	3,542	76,259
Byline Bancorp, Inc.	4,236	85,779
Cadence Bank	22,271	565,906
Cambridge Bancorp	1,116	88,990
Camden National Corp.	2,327	99,130
Capital Bancorp, Inc.	1,782	41,164
Capital City Bank Group, Inc.	2,374	73,855
Capstar Financial Holdings, Inc.	3,438	63,706
Carter Bankshares, Inc.*	4,303	69,278
Cathay General Bancorp	11,395	438,252
CBTX, Inc.	3,040	88,920
Central Pacific Financial Corp.	3,611	74,712
Citizens & Northern Corp.	2,579	62,360
City Holding Co.	1,945	172,502
Civista Bancshares, Inc.	2,777	57,651
CNB Financial Corp.	2,736	64,488
Colony Bankcorp, Inc.	3,189	41,553
Columbia Banking System, Inc.	11,108	320,910
Community Bank System, Inc.	7,637	458,831
Community Trust Bancorp, Inc.	2,534	102,754
ConnectOne Bancorp, Inc.	6,121	141,150
CrossFirst Bankshares, Inc.*	7,760	101,268
Customers Bancorp, Inc.*	4,530	133,544
CVB Financial Corp.	20,250	512,730
Dime Community Bancshares, Inc.	5,054	147,981
Eagle Bancorp, Inc.	4,644	208,144
Eastern Bankshares, Inc.	19,638	385,690
Enterprise Bancorp, Inc.	1,751	52,372
Enterprise Financial Services Corp.	5,670	249,707
Equity Bancshares, Inc., Class A	2,520	74,668
Esquire Financial Holdings, Inc.	249	9,350
Farmers & Merchants Bancorp, Inc.(x)	1,618	43,476
Farmers National Banc Corp.	5,533	72,427
FB Financial Corp.	5,783	220,968
Financial Institutions, Inc.	2,535	61,017
First Bancorp (Nasdaq Stock Exchange)	5,215	190,765
First Bancorp (Quotrix Stock Exchange)	25,514	349,032
First Bancorp, Inc. (The)	1,722	47,441
First Bancshares, Inc. (The)	3,208	95,823
First Bank	3,039	41,543
First Busey Corp.	8,167	179,511
First Business Financial Services, Inc.	1,504	48,594
First Commonwealth Financial Corp.	13,271	170,400
First Community Bankshares, Inc.	2,750	88,083
First Financial Bancorp	13,043	274,946
First Financial Corp.	1,841	83,195
First Foundation, Inc.	8,406	152,485
First Guaranty Bancshares, Inc.(x)	1,244	27,219
First Internet Bancorp	1,446	48,962
First Interstate BancSystem, Inc., Class A	14,405	581,242
First Merchants Corp.	9,106	352,220
First Mid Bancshares, Inc.	3,006	96,102
First of Long Island Corp. (The)	3,780	65,167
First Western Financial, Inc.*	1,576	38,848
Five Star Bancorp(x)	1,409	39,959
Flushing Financial Corp.	4,673	90,516
Fulton Financial Corp.	25,735	406,613
FVCBankcorp, Inc.(x)*	1,867	35,790
German American Bancorp, Inc.	4,538	162,052
Glacier Bancorp, Inc.	15,191	746,334
Great Southern Bancorp, Inc.	1,557	88,858
Guaranty Bancshares, Inc.	1,463	50,605
Hancock Whitney Corp.	13,382	613,029
Hanmi Financial Corp.	4,043	95,738
HarborOne Bancorp, Inc.	7,376	98,986
HBT Financial, Inc.	2,091	37,952
Heartland Financial USA, Inc.	6,580	285,309

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Heritage Commerce Corp.	9,603	$108,898
Heritage Financial Corp.	4,651	123,112
Hilltop Holdings, Inc.	8,080	200,788
Home BancShares, Inc.	29,903	673,117
HomeStreet, Inc.	2,599	74,877
HomeTrust Bancshares, Inc.	1,965	43,427
Hope Bancorp, Inc.	15,473	195,579
Horizon Bancorp, Inc.	6,455	115,932
Independent Bank Corp.	3,254	62,151
Independent Bank Corp./MA	6,151	458,434
Independent Bank Group, Inc.	5,514	338,504
International Bancshares Corp.	8,532	362,610
John Marshall Bancorp, Inc.(x)	2,172	53,344
Lakeland Bancorp, Inc.	10,207	163,414
Lakeland Financial Corp.	400	29,124
Live Oak Bancshares, Inc.	1,320	40,392
Macatawa Bank Corp.	4,849	44,902
Mercantile Bank Corp.	2,670	79,326
Metrocity Bankshares, Inc.	2,666	52,360
Metropolitan Bank Holding Corp.*	1,613	103,813
Mid Penn Bancorp, Inc.	2,439	70,073
Midland States Bancorp, Inc.	3,648	85,983
MidWestOne Financial Group, Inc.	2,383	65,032
MVB Financial Corp.	1,873	52,126
National Bank Holdings Corp., Class A	3,842	142,116
NBT Bancorp, Inc.	5,894	223,677
Nicolet Bankshares, Inc.*	1,815	127,849
Northeast Bank	1,239	45,434
Northwest Bancshares, Inc.	17,154	231,751
OceanFirst Financial Corp.	9,202	171,525
OFG Bancorp	6,713	168,698
Old National Bancorp	46,065	758,691
Old Second Bancorp, Inc.	7,235	94,417
Origin Bancorp, Inc.	3,711	142,762
Orrstown Financial Services, Inc.	1,813	43,367
Pacific Premier Bancorp, Inc.	13,713	424,555
Park National Corp.	2,228	277,341
Parke Bancorp, Inc.	1,973	41,354
Pathward Financial, Inc.	2,862	94,332
PCB Bancorp	2,283	41,254
PCSB Financial Corp.(x)	2,422	43,426
Peapack-Gladstone Financial Corp.	2,814	94,691
Peoples Bancorp, Inc.	4,627	133,859
Peoples Financial Services Corp.	1,268	59,393
Preferred Bank	1,427	93,083
Premier Financial Corp.	5,671	145,745
Primis Financial Corp.	4,147	50,303
Professional Holding Corp., Class A*	1,876	48,663
QCR Holdings, Inc.	2,652	135,093
RBB Bancorp	2,699	56,085
Red River Bancshares, Inc.	861	42,559
Renasant Corp.	7,701	240,887
Republic Bancorp, Inc., Class A	1,577	60,399
Republic First Bancorp, Inc.*	5,958	16,861
S&T Bancorp, Inc.	5,122	150,126
Sandy Spring Bancorp, Inc.	7,013	247,278
Seacoast Banking Corp. of Florida	8,559	258,739
Shore Bancshares, Inc.	3,250	56,290
Sierra Bancorp	2,425	47,894
Silvergate Capital Corp., Class A*	1,094	82,433
Simmons First National Corp., Class A	17,188	374,527
SmartFinancial, Inc.	2,667	65,902
South Plains Financial, Inc.	1,797	49,525
Southern First Bancshares, Inc.*	1,387	57,782
Southside Bancshares, Inc.	4,719	166,864
SouthState Corp.	11,752	929,818
Stock Yards Bancorp, Inc.	768	52,232
Summit Financial Group, Inc.	2,062	55,550
Texas Capital Bancshares, Inc.*	7,908	466,809
Third Coast Bancshares, Inc.(x)*	2,348	40,174
Tompkins Financial Corp.	2,139	155,334
Towne Bank	10,772	289,013
TriCo Bancshares	5,034	224,768
Triumph Bancorp, Inc.*	2,307	125,385
Trustmark Corp.	8,198	251,105
UMB Financial Corp.	6,936	584,635
United Bankshares, Inc.	20,271	724,688
United Community Banks, Inc.	15,370	508,747
Unity Bancorp, Inc.	1,436	36,058
Univest Financial Corp.	4,736	111,201
USCB Financial Holdings, Inc.(x)*	1,563	20,491
Valley National Bancorp	67,648	730,598
Veritex Holdings, Inc.	5,735	152,494
Washington Federal, Inc.	10,349	310,263
Washington Trust Bancorp, Inc.	2,834	131,724
WesBanco, Inc.	9,315	310,842
West Bancorp, Inc.	2,312	48,113
Westamerica Bancorp	2,974	155,510

		30,737,926

Capital Markets (3.0%)
Artisan Partners Asset Management, Inc., Class A	3,521	94,820
AssetMark Financial Holdings, Inc.*	3,810	69,685
Associated Capital Group, Inc., Class A‡	151,820	5,580,903
Bakkt Holdings, Inc.(x)*	9,199	20,974
BGC Partners, Inc., Class A	50,365	158,146
Brightsphere Investment Group, Inc.	548	8,171
Cowen, Inc., Class A	4,138	159,892
Donnelley Financial Solutions, Inc.*	3,766	139,229
Federated Hermes, Inc., Class B	18,000	596,160
Galaxy Digital Holdings Ltd.(x)*	69,000	292,714
GAMCO Investors, Inc., Class A(x)	102,111	1,740,992
GCM Grosvenor, Inc., Class A(x)	700	5,523
Manning & Napier, Inc.	1,414	17,350
MarketWise, Inc.(x)*	2,252	5,135
Moelis & Co., Class A	5,178	175,068
Onex Corp.	9,800	451,192
Oppenheimer Holdings, Inc., Class A	1,247	38,632
OTC Markets Group, Inc., Class A	100	5,505
Perella Weinberg Partners	1,213	7,678
Piper Sandler Cos.	2,723	285,207
Sculptor Capital Management, Inc.	2,082	18,405
StoneX Group, Inc.*	2,481	205,774
Urbana Corp.	1,800	5,343
Value Line, Inc.	23	1,010
Victory Capital Holdings, Inc., Class A	2,141	49,907
Virtus Investment Partners, Inc.	1,010	161,115

		10,294,530

Consumer Finance (0.6%)
Atlanticus Holdings Corp.*	212	5,561
Bread Financial Holdings, Inc.	5,943	186,907
Consumer Portfolio Services, Inc.(x)*	1,457	10,592
Curo Group Holdings Corp.	658	2,638
Encore Capital Group, Inc.*	3,714	168,913
Enova International, Inc.*	5,029	147,199
EZCORP, Inc., Class A*	7,659	59,051
FirstCash Holdings, Inc.	3,060	224,451
Green Dot Corp., Class A*	6,494	123,256
LendingClub Corp.*	15,376	169,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Moneylion, Inc.(x)*	20,787	$18,554
Navient Corp.	17,869	262,496
Nelnet, Inc., Class A	2,317	183,483
Oportun Financial Corp.*	4,041	17,659
OppFi, Inc.(x)*	2,536	5,833
PRA Group, Inc.*	6,103	200,545
PROG Holdings, Inc.*	6,635	99,392
Regional Management Corp.	1,167	32,723
Sunlight Financial Holdings, Inc.(x)*	3,603	4,468
World Acceptance Corp.(x)*	189	18,299

		1,941,925

Diversified Financial Services (0.3%)
Alerus Financial Corp.	2,598	57,416
A-Mark Precious Metals, Inc.	2,736	77,675
Banco Latinoamericano de Comercio Exterior SA, Class E	4,370	57,072
Cannae Holdings, Inc.*	11,381	235,131
Compass Diversified Holdings	10,025	181,052
Jackson Financial, Inc., Class A	11,960	331,890
Morgan Group Holding Co.(x)*	978	1,134
SWK Holdings Corp.(x)*	438	7,446

		948,816

Insurance (1.2%)
Ambac Financial Group, Inc.*	6,758	86,164
American Equity Investment Life Holding Co.	11,240	419,140
AMERISAFE, Inc.	3,157	147,527
Argo Group International Holdings Ltd.	4,928	94,913
Bright Health Group, Inc.(x)*	30,619	32,150
CNO Financial Group, Inc.	18,096	325,185
Crawford & Co., Class A	2,514	14,430
Donegal Group, Inc., Class A	3,048	41,118
eHealth, Inc.*	3,004	11,746
Employers Holdings, Inc.	3,931	135,580
Enstar Group Ltd.*	1,789	303,397
Genworth Financial, Inc., Class A*	71,301	249,553
Goosehead Insurance, Inc., Class A*	378	13,472
Greenlight Capital Re Ltd., Class A*	3,839	28,562
Hippo Holdings, Inc.(x)*	2,437	45,087
Horace Mann Educators Corp.	5,839	206,058
Investors Title Co.	215	30,315
James River Group Holdings Ltd.	5,410	123,402
Lemonade, Inc.(x)*	7,546	159,824
MBIA, Inc.*	7,724	71,061
Mercury General Corp.	4,436	126,071
National Western Life Group, Inc., Class A	371	63,367
NI Holdings, Inc.*	1,349	18,023
Oscar Health, Inc., Class A*	18,387	91,751
ProAssurance Corp.	7,537	147,047
Root, Inc., Class A(x)*	1,111	8,755
Safety Insurance Group, Inc.	2,035	165,975
Selective Insurance Group, Inc.	9,376	763,206
Selectquote, Inc.*	21,439	15,650
SiriusPoint Ltd.*	12,508	61,915
Stewart Information Services Corp.	3,891	169,803
Tiptree, Inc.	3,849	41,415
Trean Insurance Group, Inc.*	3,696	12,566
United Fire Group, Inc.	3,315	95,240
Universal Insurance Holdings, Inc.	3,150	31,028

		4,350,496

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT)	2,133	32,635
Angel Oak Mortgage, Inc. (REIT)(x)	2,136	25,589
Apollo Commercial Real Estate Finance, Inc. (REIT)	22,009	182,675
Arbor Realty Trust, Inc. (REIT)	25,610	294,515
Ares Commercial Real Estate Corp. (REIT)	8,278	86,505
ARMOUR Residential REIT, Inc. (REIT)(x)	18,965	92,360
Blackstone Mortgage Trust, Inc. (REIT), Class A	26,347	614,939
BrightSpire Capital, Inc. (REIT)	14,417	90,971
Broadmark Realty Capital, Inc. (REIT)(x)	19,975	102,072
Chicago Atlantic Real Estate Finance, Inc. (REIT)	867	12,494
Chimera Investment Corp. (REIT)(x)	37,149	193,918
Claros Mortgage Trust, Inc. (REIT)(x)	14,409	169,162
Dynex Capital, Inc. (REIT)	6,679	77,810
Ellington Financial, Inc. (REIT)(x)	8,582	97,577
Franklin BSP Realty Trust, Inc. (REIT)(x)	11,605	124,986
Granite Point Mortgage Trust, Inc. (REIT)	8,132	52,370
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	12,426	371,910
Invesco Mortgage Capital, Inc. (REIT)(x)	5,101	56,624
KKR Real Estate Finance Trust, Inc. (REIT)(x)	8,466	137,573
Ladder Capital Corp. (REIT)	17,551	157,257
MFA Financial, Inc. (REIT)	16,589	129,062
New York Mortgage Trust, Inc. (REIT)(x)	58,535	136,972
Nexpoint Real Estate Finance, Inc. (REIT)	1,082	16,208
Orchid Island Capital, Inc. (REIT)(x)	5,493	45,043
PennyMac Mortgage Investment Trust (REIT)‡	11,056	130,240
Ready Capital Corp. (REIT)	11,397	115,566
Redwood Trust, Inc. (REIT)	18,142	104,135
TPG RE Finance Trust, Inc. (REIT)	10,530	73,710
Two Harbors Investment Corp. (REIT)(x)	54,198	179,937

		3,904,815

Thrifts & Mortgage Finance (1.3%)
Axos Financial, Inc.*	7,999	273,806
Blue Foundry Bancorp(x)*	4,839	53,955
Bridgewater Bancshares, Inc.*	3,001	49,427
Capitol Federal Financial, Inc.	19,827	164,564
Columbia Financial, Inc.*	3,908	82,576
Enact Holdings, Inc.(x)	4,835	107,192
Essent Group Ltd.	16,592	578,563
Federal Agricultural Mortgage Corp., Class C	1,484	147,124
Finance of America Cos., Inc., Class A(x)*	7,253	10,735
Flagstar Bancorp, Inc.	7,179	239,779
Hingham Institution For Savings (The)	226	56,751
Home Bancorp, Inc.	1,281	49,946
Home Point Capital, Inc.(x)	915	1,409
Kearny Financial Corp.	9,912	105,265
Luther Burbank Corp.	2,594	30,142
Merchants Bancorp	2,792	64,411
Mr Cooper Group, Inc.*	10,997	445,379
NMI Holdings, Inc., Class A*	12,386	252,303
Northfield Bancorp, Inc.	6,656	95,247
PennyMac Financial Services, Inc.‡	4,523	194,037

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Pioneer Bancorp, Inc.(x)*	1,872	$17,821
Provident Bancorp, Inc.	2,872	41,098
Provident Financial Services, Inc.	9,990	194,805
Radian Group, Inc.	25,160	485,336
Southern Missouri Bancorp, Inc.	1,311	66,900
Sterling Bancorp, Inc.*	2,729	16,456
TrustCo Bank Corp.	2,656	83,452
Velocity Financial, Inc.*	1,217	13,192
Walker & Dunlop, Inc.	1,548	129,614
Waterstone Financial, Inc.	3,506	56,657
WSFS Financial Corp.	8,769	407,408

		4,515,350

Total Financials		56,693,858

Health Care (5.8%)
Biotechnology (3.2%)
2seventy bio, Inc.*	5,761	83,823
4D Molecular Therapeutics, Inc.(x)*	4,517	36,317
Adicet Bio, Inc.(x)*	4,297	61,103
ADMA Biologics, Inc.(x)*	16,369	39,777
Aerovate Therapeutics, Inc.(x)*	1,247	20,675
Affimed NV*	2,070	4,264
Agios Pharmaceuticals, Inc.*	8,478	239,758
Akero Therapeutics, Inc.(x)*	4,138	140,899
Allogene Therapeutics, Inc.*	12,510	135,108
Allovir, Inc.(x)*	5,044	39,797
Alpine Immune Sciences, Inc.(x)*	1,103	7,942
ALX Oncology Holdings, Inc.*	3,536	33,839
AnaptysBio, Inc.(x)*	3,201	81,657
Anika Therapeutics, Inc.*	2,302	54,788
Arbutus Biopharma Corp.(x)*	7,138	13,634
Arcellx, Inc.(x)*	4,433	83,207
Arcturus Therapeutics Holdings, Inc.*	338	5,009
Arcus Biosciences, Inc.*	8,046	210,483
Atara Biotherapeutics, Inc.*	12,837	48,524
Avidity Biosciences, Inc.*	8,044	131,358
BioCryst Pharmaceuticals, Inc.*	8,839	111,371
Biohaven Pharmaceutical Holding Co. Ltd.*	3,711	560,992
Bioxcel Therapeutics, Inc.(x)*	3,155	37,292
Bluebird Bio, Inc.(x)*	11,799	74,688
Bridgebio Pharma, Inc.*	6,374	63,358
C4 Therapeutics, Inc.*	6,640	58,233
Caribou Biosciences, Inc.(x)*	8,572	90,435
Celldex Therapeutics, Inc.*	5,665	159,243
Century Therapeutics, Inc.(x)*	2,793	27,623
ChemoCentryx, Inc.*	2,605	134,574
Chimerix, Inc.*	5,292	10,214
Chinook Therapeutics, Inc.*	7,741	152,188
Cogent Biosciences, Inc.(x)*	9,962	148,633
Crinetics Pharmaceuticals, Inc.*	7,059	138,639
CTI BioPharma Corp.(x)*	12,100	70,422
Cullinan Oncology, Inc.(x)*	4,695	60,190
Cytokinetics, Inc.*	1,243	60,223
Day One Biopharmaceuticals, Inc.(x)*	4,426	88,653
Deciphera Pharmaceuticals, Inc.*	5,000	92,500
Design Therapeutics, Inc.(x)*	5,243	87,663
Dyne Therapeutics, Inc.*	4,932	62,636
Editas Medicine, Inc.*	10,907	133,502
Eiger BioPharmaceuticals, Inc.*	571	4,300
Emergent BioSolutions, Inc.*	7,922	166,283
Enanta Pharmaceuticals, Inc.*	2,731	141,657
Enochian Biosciences, Inc.(x)*	2,749	4,976
EQRx, Inc.(x)*	31,431	155,583
Erasca, Inc.(x)*	10,163	79,271
FibroGen, Inc.*	1,730	22,507
Forma Therapeutics Holdings, Inc.*	5,749	114,693
Generation Bio Co.*	7,412	39,358
Geron Corp.*	17,244	40,351
HilleVax, Inc.(x)*	1,678	28,677
Icosavax, Inc.(x)*	3,085	9,749
Ideaya Biosciences, Inc.*	5,485	81,836
IGM Biosciences, Inc.(x)*	439	9,983
Imago Biosciences, Inc.(x)*	1,752	26,368
ImmunityBio, Inc.(x)*	2,783	13,831
ImmunoGen, Inc.*	16,705	79,850
Immunovant, Inc.*	5,529	30,852
Inovio Pharmaceuticals, Inc.*	37,314	64,367
Instil Bio, Inc.(x)*	10,994	53,211
Intellia Therapeutics, Inc.*	4,070	227,757
Invivyd, Inc.(x)*	8,498	26,599
Iovance Biotherapeutics, Inc.*	23,604	226,126
iTeos Therapeutics, Inc.*	3,663	69,780
Janux Therapeutics, Inc.*	2,793	37,817
Jounce Therapeutics, Inc.*	6,839	16,003
KalVista Pharmaceuticals, Inc.*	3,886	56,386
Keros Therapeutics, Inc.*	201	7,562
Kezar Life Sciences, Inc.*	7,935	68,320
Kiniksa Pharmaceuticals Ltd., Class A*	210	2,696
Kinnate Biopharma, Inc.(x)*	4,689	56,034
Kodiak Sciences, Inc.*	5,441	42,113
Kronos Bio, Inc.*	6,729	22,542
Krystal Biotech, Inc.*	2,231	155,501
Kura Oncology, Inc.*	9,713	132,680
Kymera Therapeutics, Inc.*	5,943	129,379
Lexicon Pharmaceuticals, Inc.*	7,974	19,138
Ligand Pharmaceuticals, Inc.*	2,040	175,664
Lyell Immunopharma, Inc.(x)*	27,033	198,152
MacroGenics, Inc.*	8,732	30,213
MannKind Corp.(x)*	34,130	105,462
MeiraGTx Holdings plc*	4,502	37,862
Mersana Therapeutics, Inc.*	14,391	97,283
MiMedx Group, Inc.(x)*	17,619	50,567
Monte Rosa Therapeutics, Inc.(x)*	4,083	33,358
Morphic Holding, Inc.*	546	15,452
Myriad Genetics, Inc.*	12,344	235,523
Nkarta, Inc.(x)*	5,100	67,116
Nurix Therapeutics, Inc.*	7,099	92,500
Nuvalent, Inc., Class A(x)*	2,674	51,983
Pardes Biosciences, Inc.*	5,616	10,390
PepGen, Inc.*	874	7,936
PMV Pharmaceuticals, Inc.(x)*	5,697	67,794
Point Biopharma Global, Inc.(x)*	582	4,499
Praxis Precision Medicines, Inc.*	4,336	9,843
Precigen, Inc.*	1,719	3,644
Protagonist Therapeutics, Inc.*	7,271	61,294
PTC Therapeutics, Inc.*	2,674	134,235
Rallybio Corp.(x)*	553	8,002
RAPT Therapeutics, Inc.*	1,137	27,356
Recursion Pharmaceuticals, Inc., Class A(x)*	19,417	206,597
REGENXBIO, Inc.*	6,181	163,364
Relay Therapeutics, Inc.*	10,977	245,555
Replimune Group, Inc.*	6,454	111,461
REVOLUTION Medicines, Inc.*	10,070	198,580
Rocket Pharmaceuticals, Inc.*	6,717	107,203
Sage Therapeutics, Inc.*	8,137	318,645
Sana Biotechnology, Inc.(x)*	13,755	82,530
Sangamo Therapeutics, Inc.*	19,371	94,918
Sorrento Therapeutics, Inc.(x)*	48,972	76,886
SpringWorks Therapeutics, Inc.*	4,434	126,502

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Stoke Therapeutics, Inc.*	3,523	$45,235
Sutro Biopharma, Inc.*	7,359	40,842
Syndax Pharmaceuticals, Inc.*	6,301	151,413
Talaris Therapeutics, Inc.*	3,043	8,003
Tango Therapeutics, Inc.(x)*	6,547	23,700
Tenaya Therapeutics, Inc.*	3,817	11,069
Travere Therapeutics, Inc.*	834	20,550
Twist Bioscience Corp.*	2,633	92,787
Tyra Biosciences, Inc.(x)*	1,741	15,303
Vanda Pharmaceuticals, Inc.*	8,325	82,251
Vaxart, Inc.(x)*	15,304	33,363
VBI Vaccines, Inc.(x)*	26,766	18,891
Vera Therapeutics, Inc.(x)*	188	4,006
Veracyte, Inc.*	11,343	188,294
Verve Therapeutics, Inc.(x)*	6,033	207,234
Vir Biotechnology, Inc.(x)*	11,326	218,365
Viridian Therapeutics, Inc.(x)*	1,166	23,915
VistaGen Therapeutics, Inc.*	4,447	676
Xencor, Inc.*	8,934	232,105
Zentalis Pharmaceuticals, Inc.*	302	6,541

		11,042,282

Health Care Equipment & Supplies (0.6%)
Alphatec Holdings, Inc.*	903	7,892
AngioDynamics, Inc.*	5,653	115,660
Artivion, Inc.*	888	12,290
AtriCure, Inc.*	2,452	95,873
Avanos Medical, Inc.*	7,342	159,909
BioLife Solutions, Inc.*	4,792	109,018
Bioventus, Inc., Class A(x)*	4,458	31,206
Butterfly Network, Inc.(x)*	21,008	98,738
Cardiovascular Systems, Inc.*	2,963	41,067
CryoPort, Inc.*	1,395	33,982
Cue Health, Inc.(x)*	17,155	51,637
Embecta Corp.	1,136	32,705
Enovis Corp.*	2,933	135,123
Figs, Inc., Class A(x)*	2,803	23,125
Inari Medical, Inc.*	709	51,502
Inogen, Inc.*	3,384	82,164
Integer Holdings Corp.*	5,204	323,845
LivaNova plc*	2,063	104,739
Merit Medical Systems, Inc.*	1,242	70,185
Nano-X Imaging Ltd.(x)*	6,347	72,800
Neogen Corp.*	1,353	18,901
OraSure Technologies, Inc.*	10,400	39,416
Orthofix Medical, Inc.*	2,956	56,489
RxSight, Inc.(x)*	255	3,060
SeaSpine Holdings Corp.*	5,977	33,949
Sight Sciences, Inc.(x)*	2,736	17,374
Tactile Systems Technology, Inc.*	1,820	14,178
Utah Medical Products, Inc.	20	1,706
Varex Imaging Corp.*	5,892	124,557
ViewRay, Inc.*	2,882	10,490
Zimvie, Inc.*	3,333	32,897

		2,006,477

Health Care Providers & Services (0.9%)
1Life Healthcare, Inc.*	28,092	481,778
23andMe Holding Co.(x)*	22,391	64,038
Accolade, Inc.*	10,269	117,272
AdaptHealth Corp.*	11,312	212,439
Addus HomeCare Corp.*	1,419	135,146
ATI Physical Therapy, Inc.(x)*	9,689	9,689
Aveanna Healthcare Holdings, Inc.*	5,641	8,461
Brookdale Senior Living, Inc.*	28,836	123,130
CareMax, Inc.(x)*	9,366	66,405
Castle Biosciences, Inc.*	3,891	101,477
Community Health Systems, Inc.*	19,201	41,282
Covetrus, Inc.*	16,458	343,643
Cross Country Healthcare, Inc.*	4,832	137,084
Fulgent Genetics, Inc.*	3,312	126,253
Hims & Hers Health, Inc.*	2,582	14,408
Innovage Holding Corp.*	2,160	12,701
Invitae Corp.(x)*	37,429	92,075
LifeStance Health Group, Inc.(x)*	10,443	69,133
ModivCare, Inc.*	1,361	135,664
National HealthCare Corp.	1,898	120,219
OPKO Health, Inc.*	62,118	117,403
Owens & Minor, Inc.	10,196	245,724
P3 Health Partners, Inc.(x)*	1,852	8,556
Patterson Cos., Inc.	3,138	75,375
Pediatrix Medical Group, Inc.*	12,986	214,399
PetIQ, Inc.*	783	5,403
Select Medical Holdings Corp.	2,581	57,040
Sema4 Holdings Corp.(x)*	22,793	20,001
Surgery Partners, Inc.*	643	15,046

		3,171,244

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	16,960	258,301
American Well Corp., Class A*	36,297	130,306
Computer Programs and Systems, Inc.*	2,135	59,524
Convey Health Solutions Holdings, Inc.(x)*	2,473	25,991
Health Catalyst, Inc.*	8,368	81,170
HealthStream, Inc.*	3,410	72,497
Multiplan Corp.*	59,025	168,812
NextGen Healthcare, Inc.*	4,645	82,216
Pear Therapeutics, Inc.*	5,707	11,642
Phreesia, Inc.*	3,974	101,258
Sharecare, Inc.(x)*	44,266	84,105

		1,075,822

Life Sciences Tools & Services (0.3%)
AbCellera Biologics, Inc.(x)*	18,622	184,172
Absci Corp.(x)*	8,803	27,553
Adaptive Biotechnologies Corp.*	16,254	115,728
Alpha Teknova, Inc.*	1,070	3,574
Berkeley Lights, Inc.*	8,003	22,889
Bionano Genomics, Inc.(x)*	45,424	83,126
Inotiv, Inc.(x)*	2,742	46,203
MaxCyte, Inc.(x)*	13,378	86,957
NanoString Technologies, Inc.*	553	7,062
Nautilus Biotechnology, Inc.(x)*	6,569	13,926
NeoGenomics, Inc.*	19,946	171,735
Pacific Biosciences of California, Inc.(x)*	35,429	205,665
Quanterix Corp.*	4,602	50,714
Quantum-Si, Inc.(x)*	14,888	40,942
Seer, Inc.*	7,990	61,843
Singular Genomics Systems, Inc.(x)*	7,784	19,460
SomaLogic, Inc.*	20,250	58,725

		1,200,274

Pharmaceuticals (0.5%)
Aerie Pharmaceuticals, Inc.*	1,126	17,036
Amylyx Pharmaceuticals, Inc.*	4,447	125,183
AN2 Therapeutics, Inc.(x)*	672	11,679
ANI Pharmaceuticals, Inc.*	1,990	63,959
Atea Pharmaceuticals, Inc.*	11,824	67,279
Athira Pharma, Inc.*	4,523	13,433
Cara Therapeutics, Inc.*	6,923	64,799
CinCor Pharma, Inc.*	3,003	98,558
DICE Therapeutics, Inc.(x)*	4,380	88,826
Edgewise Therapeutics, Inc.(x)*	4,733	46,573
EyePoint Pharmaceuticals, Inc.(x)*	1,982	15,678
Fulcrum Therapeutics, Inc.(x)*	5,507	44,552
Liquidia Corp.(x)*	2,515	13,682

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Nektar Therapeutics*	29,135	$93,232
NGM Biopharmaceuticals, Inc.*	2,294	30,006
Nuvation Bio, Inc.(x)*	17,760	39,782
Prestige Consumer Healthcare, Inc.*	7,736	385,485
Provention Bio, Inc.(x)*	1,199	5,395
Reata Pharmaceuticals, Inc., Class A(x)*	769	19,325
Relmada Therapeutics, Inc.*	1,170	43,313
Supernus Pharmaceuticals, Inc.*	7,527	254,789
Tarsus Pharmaceuticals, Inc.(x)*	2,863	49,015
Theravance Biopharma, Inc.*	1,213	12,300
Theseus Pharmaceuticals, Inc.(x)*	2,272	13,178
Tricida, Inc.(x)*	4,290	44,959

		1,662,016

Total Health Care		20,158,115

Industrials (14.7%)
Aerospace & Defense (0.5%)
AAR Corp.*	5,485	196,473
Aerojet Rocketdyne Holdings, Inc.*	3,125	124,969
AerSale Corp.(x)*	2,453	45,479
Archer Aviation, Inc., Class A(x)*	21,721	56,692
Astra Space, Inc.(x)*	20,659	12,623
Astronics Corp.*	4,040	31,754
Ducommun, Inc.*	1,643	65,161
Kaman Corp.	4,565	127,500
Kratos Defense & Security Solutions, Inc.*	19,774	200,904
Maxar Technologies, Inc.	11,623	217,583
Momentus, Inc.(x)*	5,047	6,914
Moog, Inc., Class A	3,631	255,441
National Presto Industries, Inc.	810	52,690
Park Aerospace Corp.(x)	2,764	30,515
Parsons Corp.*	5,318	208,466
Redwire Corp.(x)*	2,482	5,907
Terran Orbital Corp.(x)*	3,389	5,998
Triumph Group, Inc.*	9,862	84,715
V2X, Inc.*	1,927	68,216
Virgin Galactic Holdings, Inc.(x)*	18,112	85,307

		1,883,307

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	5,676	136,735
Atlas Air Worldwide Holdings, Inc.*	4,358	416,494
Hub Group, Inc., Class A*	5,217	359,869
Radiant Logistics, Inc.*	4,015	22,845

		935,943

Airlines (0.2%)
Allegiant Travel Co.*	1,389	101,369
Blade Air Mobility, Inc.*	8,053	32,454
Hawaiian Holdings, Inc.*	7,935	104,345
Joby Aviation, Inc.(x)*	3,459	14,977
SkyWest, Inc.*	8,035	130,649
Spirit Airlines, Inc.	16,964	319,263
Wheels Up Experience, Inc.*	25,214	28,996

		732,053

Building Products (0.3%)
American Woodmark Corp.*	2,461	107,939
Caesarstone Ltd.(x)	3,738	34,801
Gibraltar Industries, Inc.*	5,047	206,574
Griffon Corp.	3,499	103,290
JELD-WEN Holding, Inc.*	8,101	70,884
Quanex Building Products Corp.	5,241	95,177
Resideo Technologies, Inc.*	22,817	434,892
UFP Industries, Inc.	1,197	86,375
View, Inc.(x)*	16,506	22,118

		1,162,050

Commercial Services & Supplies (3.5%)
ABM Industries, Inc.	10,515	401,988
ACCO Brands Corp.	14,304	70,090
ACV Auctions, Inc., Class A*	9,183	66,026
Brady Corp., Class A	1,660	69,272
BrightView Holdings, Inc.*	6,878	54,611
Civeo Corp.*	256,200	6,438,306
CompX International, Inc.	265	4,304
CoreCivic, Inc. (REIT)*	18,152	160,464
Deluxe Corp.	7,103	118,265
Ennis, Inc.	4,042	81,365
GEO Group, Inc. (The)(x)*	16,548	127,420
Harsco Corp.*	12,101	45,258
Healthcare Services Group, Inc.	5,948	71,911
Heritage-Crystal Clean, Inc.*	2,469	73,008
IAA, Inc.*	32,000	1,019,200
Interface, Inc.	1,602	14,402
KAR Auction Services, Inc.*	107,949	1,205,790
Kimball International, Inc., Class B	5,736	36,079
Li-Cycle Holdings Corp.(x)*	13,451	71,559
Matthews International Corp., Class A	4,670	104,655
MillerKnoll, Inc.	12,085	188,526
NL Industries, Inc.	958	7,405
Quad/Graphics, Inc.*	5,092	13,036
Ritchie Bros Auctioneers, Inc.	16,900	1,055,912
Steelcase, Inc., Class A	14,484	94,436
UniFirst Corp.	2,372	399,042
Viad Corp.*	3,256	102,824
VSE Corp.	1,624	57,490

		12,152,644

Construction & Engineering (0.4%)
API Group Corp.*	32,322	428,913
Arcosa, Inc.	7,536	430,908
Argan, Inc.	2,033	65,402
Concrete Pumping Holdings, Inc.(x)*	3,664	23,633
Fluor Corp.*	1,938	48,237
Granite Construction, Inc.	7,079	179,736
Great Lakes Dredge & Dock Corp.*	7,273	55,129
IES Holdings, Inc.*	358	9,888
Northwest Pipe Co.*	1,068	30,011
Primoris Services Corp.	7,838	127,368
Sterling Infrastructure, Inc.*	803	17,240
Tutor Perini Corp.*	6,699	36,978

		1,453,443

Electrical Equipment (0.3%)
Allied Motion Technologies, Inc.	83	2,375
AZZ, Inc.	3,615	131,984
Encore Wire Corp.	2,863	330,791
EnerSys	5,756	334,826
ESS Tech, Inc.*	1,565	6,401
FuelCell Energy, Inc.(x)*	17,346	59,150
NuScale Power Corp.(x)*	4,664	54,476
Powell Industries, Inc.	1,317	27,762
Preformed Line Products Co.	378	26,895
Stem, Inc.*	1,138	15,181
Thermon Group Holdings, Inc.*	4,983	76,788

		1,066,629

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	518	11,448

Machinery (2.8%)
Alamo Group, Inc.	213	26,043
Albany International Corp., Class A(x)	3,924	309,329
Altra Industrial Motion Corp.	10,206	343,126
Astec Industries, Inc.	3,518	109,726

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Barnes Group, Inc.	7,740	$223,531
CIRCOR International, Inc.*	1,842	30,375
Columbus McKinnon Corp.	4,263	111,520
Desktop Metal, Inc., Class A(x)*	41,783	108,218
EnPro Industries, Inc.	3,241	275,420
Esab Corp.	2,933	97,845
ESCO Technologies, Inc.	3,649	267,983
Fathom Digital Manufacturing C*	1,678	3,406
Gorman-Rupp Co. (The)	2,830	67,326
Greenbrier Cos., Inc. (The)	5,074	123,146
Hillenbrand, Inc.	5,440	199,757
Hillman Solutions Corp.*	20,598	155,309
Hydrofarm Holdings Group, Inc.(x)*	6,404	12,424
Hyliion Holdings Corp.(x)*	21,848	62,704
Hyster-Yale Materials Handling, Inc.	1,625	34,954
Kennametal, Inc.	13,051	268,590
Luxfer Holdings plc	2,197	31,856
Manitowoc Co., Inc. (The)*	5,503	42,648
Markforged Holding Corp.(x)*	15,693	31,072
Microvast Holdings, Inc.(x)*	9,956	18,020
Miller Industries, Inc.	1,504	32,020
Mueller Industries, Inc.	5,558	330,368
Oshkosh Corp.	60,000	4,217,400
Proterra, Inc.(x)*	18,644	92,847
Proto Labs, Inc.*	3,669	133,662
RBC Bearings, Inc.*	3,793	788,223
REV Group, Inc.	5,159	56,904
SPX Technologies, Inc.*	6,796	375,275
Standex International Corp.	1,798	146,807
Tennant Co.	1,581	89,421
Terex Corp.	5,423	161,280
Trinity Industries, Inc.	10,895	232,608
Wabash National Corp.	1,016	15,809

		9,626,952

Marine (2.6%)
Clarkson plc	140,300	4,094,201
Costamare, Inc.	7,907	70,768
Eagle Bulk Shipping, Inc.(x)	2,074	89,555
Eneti, Inc.	3,938	26,267
Genco Shipping & Trading Ltd.	5,663	70,957
Golden Ocean Group Ltd.	19,411	145,000
Matson, Inc.	6,021	370,412
Safe Bulkers, Inc.	11,245	27,775
Stolt-Nielsen Ltd.	204,600	4,071,327

		8,966,262

Professional Services (2.7%)
Alight, Inc., Class A*	53,238	390,235
Atlas Technical Consultants, Inc.(x)*	1,050	6,983
Barrett Business Services, Inc.	138	10,764
CACI International, Inc., Class A*	32,000	8,353,920
First Advantage Corp.*	8,641	110,864
Heidrick & Struggles International, Inc.	2,986	77,606
Huron Consulting Group, Inc.*	1,234	81,753
ICF International, Inc.	850	92,667
Kelly Services, Inc., Class A	5,356	72,788
Planet Labs PBC(x)*	2,922	15,866
Resources Connection, Inc.	5,035	90,982
Skillsoft Corp.(x)*	12,957	23,711
Spire Global, Inc.(x)*	17,264	18,645
Sterling Check Corp.(x)*	261	4,604
TrueBlue, Inc.*	4,918	93,835
Willdan Group, Inc.*	1,458	21,593

		9,466,816

Road & Rail (0.2%)
ArcBest Corp.	2,602	189,243
Bird Global, Inc., Class A(x)*	32,485	11,464
Covenant Logistics Group, Inc.	1,515	43,480
Heartland Express, Inc.	7,284	104,234
Marten Transport Ltd.	2,393	45,850
TuSimple Holdings, Inc., Class A(x)*	22,063	167,679
Universal Logistics Holdings, Inc.	212	6,725
Werner Enterprises, Inc.	8,870	333,512

		902,187

Trading Companies & Distributors (0.7%)
Alta Equipment Group, Inc.	2,152	23,694
Beacon Roofing Supply, Inc.*	2,435	133,243
BlueLinx Holdings, Inc.*	1,436	89,176
Boise Cascade Co.	4,893	290,938
Custom Truck One Source, Inc.(x)*	6,140	35,796
Distribution Solutions Group, Inc.*	102	2,873
DXP Enterprises, Inc.*	2,415	57,187
GATX Corp.	5,194	442,269
Global Industrial Co.	474	12,717
NOW, Inc.*	17,116	172,016
Rush Enterprises, Inc., Class A	6,565	287,941
Rush Enterprises, Inc., Class B	998	47,814
Textainer Group Holdings Ltd.	6,023	161,778
Titan Machinery, Inc.*	3,071	86,786
Triton International Ltd.	9,556	523,000

		2,367,228

Transportation Infrastructure (0.2%)
Braemar plc	175,000	560,114

Total Industrials		51,287,076

Information Technology (2.8%)
Communications Equipment (0.2%)
ADTRAN Holdings, Inc.	1,157	22,654
Aviat Networks, Inc.*	985	26,969
Calix, Inc.*	1,899	116,105
Comtech Telecommunications Corp.	4,314	43,183
Digi International, Inc.*	3,528	121,963
Inseego Corp.(x)*	9,513	19,692
NETGEAR, Inc.*	4,395	88,076
NetScout Systems, Inc.*	10,651	333,589
Ribbon Communications, Inc.*	11,644	25,850

		798,081

Electronic Equipment, Instruments & Components (0.9%)
908 Devices, Inc.(x)*	2,722	44,777
Aeva Technologies, Inc.(x)*	14,193	26,541
Belden, Inc.	3,140	188,463
Benchmark Electronics, Inc.	5,349	132,548
ePlus, Inc.*	1,040	43,202
Evolv Technologies Holdings, Inc.(x)*	11,873	25,171
FARO Technologies, Inc.*	2,669	73,237
Insight Enterprises, Inc.*	797	65,681
Itron, Inc.*	6,547	275,694
Kimball Electronics, Inc.*	3,603	61,791
Knowles Corp.*	14,117	171,804
Methode Electronics, Inc.	5,683	211,123
Mirion Technologies, Inc.(x)*	21,350	159,484
nLight, Inc.*	6,990	66,055
OSI Systems, Inc.*	2,243	161,631
Ouster, Inc.*	19,503	18,789
PAR Technology Corp.*	2,568	75,833
PC Connection, Inc.	1,726	77,825
Plexus Corp.*	618	54,112
Sanmina Corp.*	8,832	406,979
ScanSource, Inc.*	3,760	99,302
TTM Technologies, Inc.*	15,792	208,139
Velodyne Lidar, Inc.(x)*	27,456	26,004

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Vishay Intertechnology, Inc.	20,780	$369,676
Vishay Precision Group, Inc.*	1,822	53,913

		3,097,774

IT Services (0.4%)
AvidXchange Holdings, Inc.*	2,338	19,686
Brightcove, Inc.*	1,680	10,584
Cantaloupe, Inc.*	3,859	13,429
Cass Information Systems, Inc.	1,737	60,257
Conduent, Inc.*	25,877	86,429
Core Scientific, Inc.(x)*	37,145	48,289
Edgio, Inc.*	2,654	7,378
Fastly, Inc., Class A*	17,772	162,792
Hackett Group, Inc. (The)	260	4,607
Information Services Group, Inc.	2,736	13,023
Maximus, Inc.	659	38,136
MoneyGram International, Inc.*	14,332	149,053
Paysafe Ltd.(x)*	55,101	76,039
PFSweb, Inc.(x)*	2,651	24,707
Rackspace Technology, Inc.(x)*	9,358	38,181
Repay Holdings Corp.*	13,900	98,134
Sabre Corp.*	40,681	209,507
SolarWinds Corp.*	8,039	62,302
Squarespace, Inc., Class A(x)*	3,645	77,857
StoneCo Ltd., Class A*	21,063	200,731
Unisys Corp.*	2,740	20,687

		1,421,808

Semiconductors & Semiconductor Equipment (0.3%)
ACM Research, Inc., Class A*	6,314	78,673
Alpha & Omega Semiconductor Ltd.*	802	24,670
Amkor Technology, Inc.	12,764	217,626
AXT, Inc.*	5,760	38,592
Cohu, Inc.*	7,349	189,457
Diodes, Inc.*	1,977	128,327
Ichor Holdings Ltd.*	4,390	106,282
Impinj, Inc.*	280	22,408
Photronics, Inc.*	2,366	34,591
Rambus, Inc.*	2,839	72,167
Rigetti Computing, Inc.(x)*	4,473	8,409
Ultra Clean Holdings, Inc.*	4,573	117,755
Veeco Instruments, Inc.*	1,636	29,972

		1,068,929

Software (0.8%)
A10 Networks, Inc.	2,151	28,544
American Software, Inc., Class A	1,496	22,919
Avaya Holdings Corp.(x)*	12,342	19,624
Benefitfocus, Inc.(x)*	996	6,325
Blackbaud, Inc.*	398	17,536
Blend Labs, Inc., Class A(x)*	28,813	63,677
C3.ai, Inc., Class A(x)*	8,626	107,825
Cerence, Inc.*	6,118	96,358
ChannelAdvisor Corp.*	4,383	99,319
Cipher Mining, Inc.(x)*	6,532	8,230
Cleanspark, Inc.(x)*	7,156	22,756
Consensus Cloud Solutions, Inc.*	1,263	59,740
Cvent Holding Corp.(x)*	7,071	37,123
E2open Parent Holdings, Inc.(x)*	31,579	191,685
Ebix, Inc.	3,325	63,075
eGain Corp.*	1,655	12,164
EverCommerce, Inc.(x)*	3,101	33,894
ForgeRock, Inc., Class A(x)*	1,467	21,315
Greenidge Generation Holdings, Inc.(x)*	1,366	2,732
Instructure Holdings, Inc.(x)*	2,173	48,414
InterDigital, Inc.	3,015	121,866
Kaleyra, Inc.(x)*	3,940	3,822
Latch, Inc.(x)*	16,657	15,884
LiveRamp Holdings, Inc.*	10,493	190,553
LiveVox Holdings, Inc.(x)*	4,876	14,384
Marathon Digital Holdings, Inc.(x)*	17,519	187,628
Matterport, Inc.(x)*	8,970	33,996
MicroStrategy, Inc., Class A(x)*	595	126,295
Mitek Systems, Inc.*	661	6,055
N-able, Inc.*	1,337	12,341
Olo, Inc., Class A*	13,742	108,562
ON24, Inc.*	6,585	57,948
OneSpan, Inc.*	3,681	31,693
Ping Identity Holding Corp.*	12,043	338,047
PROS Holdings, Inc.*	2,110	52,117
Riot Blockchain, Inc.(x)*	21,501	150,722
Sapiens International Corp. NV	1,287	24,685
SecureWorks Corp., Class A*	1,386	11,157
Sumo Logic, Inc.*	6,176	46,320
Terawulf, Inc.(x)*	1,511	1,904
Upland Software, Inc.*	4,565	37,113
Verint Systems, Inc.*	1,026	34,453
WM Technology, Inc.*	1,877	3,022
Xperi Holding Corp.	16,549	234,003

		2,807,825

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.*	20,094	160,350
Avid Technology, Inc.*	1,960	45,589
CompoSecure, Inc.(x)*	185	927
Corsair Gaming, Inc.(x)*	2,491	28,273
Diebold Nixdorf, Inc.*	3,405	8,308
Eastman Kodak Co.(x)*	9,244	42,430
IonQ, Inc.(x)*	16,212	82,195
Turtle Beach Corp.*	412	2,810
Xerox Holdings Corp.	18,197	238,017

		608,899

Total Information Technology		9,803,316

Materials (3.2%)
Chemicals (0.7%)
AdvanSix, Inc.	2,875	92,287
American Vanguard Corp.	561	10,491
Amyris, Inc.(x)*	27,409	80,034
Avient Corp.	3,866	117,140
Chase Corp.	896	74,879
Danimer Scientific, Inc.(x)*	14,082	41,542
Ecovyst, Inc.*	11,783	99,449
FutureFuel Corp.	5,215	31,499
Hawkins, Inc.	1,171	45,657
HB Fuller Co.	1,192	71,639
Innospec, Inc.	603	51,659
Intrepid Potash, Inc.*	1,776	70,276
Koppers Holdings, Inc.	3,087	64,148
Mativ Holdings, Inc.	7,901	174,454
Minerals Technologies, Inc.	5,022	248,137
Origin Materials, Inc.(x)*	5,979	30,852
Perimeter Solutions SA*	18,580	148,826
PureCycle Technologies, Inc.(x)*	3,275	26,429
Quaker Chemical Corp.	738	106,552
Rayonier Advanced Materials, Inc.*	9,931	31,283
Sensient Technologies Corp.	409	28,360
Stepan Co.	3,003	281,291
Tredegar Corp.	4,026	38,005
Trinseo plc	5,384	98,635
Tronox Holdings plc	18,469	226,245
Valhi, Inc.(x)	295	7,422

		2,297,191

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	18,653	446,926

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
United States Lime & Minerals, Inc.	78	$7,972

		454,898

Containers & Packaging (0.1%)
Cryptyde, Inc.(x)*	1,083	750
Greif, Inc., Class A	3,538	210,759
Greif, Inc., Class B	659	40,067
O-I Glass, Inc.*	4,472	57,912
Pactiv Evergreen, Inc.	6,610	57,705
Ranpak Holdings Corp.*	6,342	21,690
TriMas Corp.	6,363	159,521

		548,404

Metals & Mining (2.2%)
Arconic Corp.*	15,941	271,635
Carpenter Technology Corp.	7,464	232,429
Coeur Mining, Inc.*	43,483	148,712
Commercial Metals Co.	15,610	553,843
Constellium SE*	8,840	89,638
Haynes International, Inc.	1,894	66,517
Hecla Mining Co.	86,479	340,727
Ivanhoe Electric, Inc.(x)*	977	8,060
Materion Corp.	218	17,440
Mesabi Trust	17,750	381,803
Novagold Resources, Inc.*	1,587	7,443
Olympic Steel, Inc.	1,525	34,785
Piedmont Lithium, Inc.(x)*	1,960	104,840
PolyMet Mining Corp.*	4,417	12,721
Ryerson Holding Corp.	2,939	75,650
Sandstorm Gold Ltd.(x)	860,000	4,446,200
Schnitzer Steel Industries, Inc., Class A	3,644	103,708
SunCoke Energy, Inc.	12,602	73,218
TimkenSteel Corp.*	7,187	107,733
Warrior Met Coal, Inc.	7,217	205,251
Wheaton Precious Metals Corp.	2,400	77,664
Worthington Industries, Inc.	4,901	186,924

		7,546,941

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	2,646	99,490
Glatfelter Corp.(x)	6,919	21,518
Resolute Forest Products, Inc.*	7,017	140,340
Sylvamo Corp.	360	12,204

		273,552

Total Materials		11,120,986

Real Estate (9.0%)
Equity Real Estate Investment Trusts (REITs) (6.1%)
Acadia Realty Trust (REIT)	13,701	172,907
Agree Realty Corp. (REIT)	12,248	827,720
Alexander & Baldwin, Inc. (REIT)	11,209	185,845
American Assets Trust, Inc. (REIT)	7,952	204,525
Apartment Investment and Management Co. (REIT), Class A	23,042	168,207
Apple Hospitality REIT, Inc. (REIT)	33,673	473,442
Armada Hoffler Properties, Inc. (REIT)	10,035	104,163
Ashford Hospitality Trust, Inc. (REIT)(x)*	5,119	34,860
Bluerock Residential Growth REIT, Inc. (REIT)	2,875	76,906
Braemar Hotels & Resorts, Inc. (REIT)	10,033	43,142
Brandywine Realty Trust (REIT)	26,350	177,863
Broadstone Net Lease, Inc. (REIT)	26,162	406,296
BRT Apartments Corp. (REIT)	1,862	37,817
CareTrust REIT, Inc. (REIT)	14,028	254,047
CBL & Associates Properties, Inc. (REIT)(x)	3,403	87,151
Centerspace (REIT)	2,401	161,635
Chatham Lodging Trust (REIT)*	7,602	75,032
City Office REIT, Inc. (REIT)	6,426	64,067
Clipper Realty, Inc. (REIT)	267	1,861
Community Healthcare Trust, Inc. (REIT)	1,443	47,258
Corporate Office Properties Trust (REIT)	15,602	362,434
CTO Realty Growth, Inc. (REIT)	2,496	46,775
DiamondRock Hospitality Co. (REIT)	32,738	245,862
Diversified Healthcare Trust (REIT)	34,730	34,386
Easterly Government Properties, Inc. (REIT)	13,917	219,471
Empire State Realty Trust, Inc. (REIT), Class A	20,899	137,097
Equity Commonwealth (REIT)	54,012	1,315,732
Equity LifeStyle Properties, Inc. (REIT)	54,300	3,412,212
Essential Properties Realty Trust, Inc. (REIT)	19,793	384,974
Farmland Partners, Inc. (REIT)	7,155	90,654
Four Corners Property Trust, Inc. (REIT)	11,453	277,048
Franklin Street Properties Corp. (REIT)	15,289	40,210
Getty Realty Corp. (REIT)	6,181	166,207
Gladstone Commercial Corp. (REIT)	678	10,509
Gladstone Land Corp. (REIT)	2,112	38,227
Global Medical REIT, Inc. (REIT)	9,388	79,986
Global Net Lease, Inc. (REIT)	15,897	169,303
Hersha Hospitality Trust (REIT), Class A	4,537	36,205
Independence Realty Trust, Inc. (REIT)	34,492	577,051
Indus Realty Trust, Inc. (REIT)	738	38,649
Industrial Logistics Properties Trust (REIT)	9,517	52,344
InvenTrust Properties Corp. (REIT)	10,525	224,498
iStar, Inc. (REIT)	10,913	101,054
Kite Realty Group Trust (REIT)	34,273	590,181
LTC Properties, Inc. (REIT)	6,162	230,767
LXP Industrial Trust (REIT)	42,886	392,836
Macerich Co. (The) (REIT)	33,439	265,506
National Health Investors, Inc. (REIT)	6,743	381,182
Necessity Retail REIT, Inc. (The) (REIT)	21,276	125,103
NETSTREIT Corp. (REIT)(x)	9,497	169,142
NexPoint Residential Trust, Inc. (REIT)	203	9,381
Office Properties Income Trust (REIT)	7,381	103,703
One Liberty Properties, Inc. (REIT)(x)	2,448	51,457
Orion Office REIT, Inc. (REIT)	8,687	76,011
Paramount Group, Inc. (REIT)	30,164	187,922
Pebblebrook Hotel Trust (REIT)	20,337	295,090
Physicians Realty Trust (REIT)	35,460	533,318
Piedmont Office Realty Trust, Inc. (REIT), Class A	19,544	206,385
Plymouth Industrial REIT, Inc. (REIT)	5,741	96,506
Postal Realty Trust, Inc. (REIT), Class A	878	12,880
PotlatchDeltic Corp. (REIT)	11,335	465,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Retail Opportunity Investments Corp. (REIT)	19,285	$265,362
RLJ Lodging Trust (REIT)	24,785	250,824
RPT Realty (REIT)	12,710	96,088
Ryman Hospitality Properties, Inc. (REIT)	8,384	616,979
Sabra Health Care REIT, Inc. (REIT)	36,158	474,393
Safehold, Inc. (REIT)(x)	1,204	31,858
Saul Centers, Inc. (REIT)	129	4,838
Service Properties Trust (REIT)	25,775	133,772
SITE Centers Corp. (REIT)	30,948	331,453
STAG Industrial, Inc. (REIT)	28,301	804,597
Summit Hotel Properties, Inc. (REIT)	16,196	108,837
Sunstone Hotel Investors, Inc. (REIT)	33,026	311,105
Terreno Realty Corp. (REIT)	11,609	615,161
UMH Properties, Inc. (REIT)	1,334	21,544
Uniti Group, Inc. (REIT)	37,097	257,824
Urban Edge Properties (REIT)	18,106	241,534
Urstadt Biddle Properties, Inc. (REIT), Class A	4,194	65,049
Veris Residential, Inc. (REIT)*	12,877	146,412
Washington REIT (REIT)	13,851	243,224
Whitestone REIT (REIT)	7,073	59,838
Xenia Hotels & Resorts, Inc. (REIT)	17,747	244,731

		21,183,613

Real Estate Management & Development (2.9%)
Anywhere Real Estate, Inc.*	17,750	143,953
DigitalBridge Group, Inc.	2,868	35,879
Doma Holdings, Inc.(x)*	17,658	7,759
Douglas Elliman, Inc.	10,303	42,242
DREAM Unlimited Corp., Class A	286,400	5,264,032
Forestar Group, Inc.*	1,830	20,478
FRP Holdings, Inc.*	1,017	55,284
Howard Hughes Corp. (The)*	50,900	2,819,351
Kennedy-Wilson Holdings, Inc.	18,424	284,835
Newmark Group, Inc., Class A	20,556	165,681
RE/MAX Holdings, Inc., Class A	2,780	52,570
RMR Group, Inc. (The), Class A	934	22,126
Seritage Growth Properties (REIT), Class A(x)*	6,056	54,625
Stratus Properties, Inc.	810	18,873
Tejon Ranch Co.*	89,791	1,292,990
Transcontinental Realty Investors, Inc.(x)*	196	7,909

		10,288,587

Total Real Estate		31,472,200

Utilities (2.6%)
Electric Utilities (0.6%)
ALLETE, Inc.	9,049	452,903
MGE Energy, Inc.	3,293	216,120
Otter Tail Corp.	3,522	216,673
PNM Resources, Inc.	13,195	603,407
Portland General Electric Co.	13,891	603,703
Via Renewables, Inc.(x)	195	1,347

		2,094,153

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	1,166	134,545
New Jersey Resources Corp.	13,776	533,131
Northwest Natural Holding Co.	5,434	235,727
ONE Gas, Inc.	8,371	589,235
Rubis SCA	20,000	413,888
South Jersey Industries, Inc.	19,062	637,052
Southwest Gas Holdings, Inc.	9,460	659,835
Spire, Inc.	8,011	499,325

		3,702,738

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc.(x)*	4,400	48,444
Ormat Technologies, Inc.(x)	3,124	269,289
Sunnova Energy International, Inc.(x)*	15,439	340,893

		658,626

Multi-Utilities (0.5%)
Avista Corp.	11,047	409,291
Black Hills Corp.	10,131	686,173
NorthWestern Corp.	8,921	439,627
Unitil Corp.	2,370	110,087

		1,645,178

Water Utilities (0.2%)
American States Water Co.	3,000	233,850
Artesian Resources Corp., Class A	430	20,691
California Water Service Group	6,214	327,416
SJW Group	4,173	240,365

		822,322

Total Utilities		8,923,017

Total Common Stocks (97.1%) (Cost $260,557,078)		337,827,535

MASTER LIMITED PARTNERSHIP:
Industrials (0.7%)
Industrial Conglomerates (0.7%)
Icahn Enterprises LP (Cost $2,279,933)	48,900	2,428,863

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)
Aduro Biotech, Inc., CVR(r)*	237	—

Pharmaceuticals (0.0%)†
Zogenix, Inc., CVR(r)*	7,855	4,006

Total Rights (0.0%)† (Cost $602)		4,006

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.5%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	3,839,284	3,840,819

Total Investment Companies		8,840,819

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (2.9%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $8,047,648, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $8,206,570.(xx)	$8,045,657	8,045,657

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal	Value
	Amount	(Note 1)
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $2,000,525, collateralized by various Common Stocks; total market value $2,200,579.(xx)	$2,000,000	$2,000,000

Total Repurchase Agreements		10,045,657

Total Short-Term Investments (5.4%) (Cost $18,885,990)		18,886,476

Total Investments in Securities (103.2%) (Cost $281,723,603)		359,146,880
Other Assets Less Liabilities (-3.2%)		(11,178,586)

Net Assets (100%)		$347,968,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $15,658,635. This was collateralized by $1,302,981 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/6/22 - 5/15/52 and by cash of $15,045,657 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A	151,820	6,937,921	—	(370,679)	52,220	(1,038,559)	5,580,903	15,816	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	11,056	194,668	—	(3,115)	(408)	(60,905)	130,240	10,393	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	4,523	308,079	36,467	(35,363)	5,328	(120,474)	194,037	2,658	—

Total		7,440,668	36,467	(409,157)	57,140	(1,219,938)	5,905,180	28,867	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	12	12/2022	USD	1,001,880	(103,709)

					(103,709)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,921,189	$—	$—	$11,921,189
Consumer Discretionary	43,758,762	—	—	43,758,762
Consumer Staples	10,936,178	1,054,100	—	11,990,278
Energy	80,698,738	—	—	80,698,738
Financials	56,693,858	—	—	56,693,858
Health Care	20,158,115	—	—	20,158,115
Industrials	42,561,434	8,725,642	—	51,287,076
Information Technology	9,803,316	—	—	9,803,316
Materials	11,120,986	—	—	11,120,986
Real Estate	31,472,200	—	—	31,472,200
Utilities	8,509,129	413,888	—	8,923,017
Master Limited Partnership
Industrials	2,428,863	—	—	2,428,863
Rights
Health Care	—	—	4,006	4,006
Short-Term Investments
Investment Companies	8,840,819	—	—	8,840,819
Repurchase Agreements	—	10,045,657	—	10,045,657

Total Assets	$338,903,587	$20,239,287	$4,006	$359,146,880

Liabilities:
Futures	$(103,709)	$—	$—	$(103,709)

Total Liabilities	$(103,709)	$—	$—	$(103,709)

Total	$338,799,878	$20,239,287	$4,006	$359,043,171

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$125,185,001
Aggregate gross unrealized depreciation	(48,026,023)

Net unrealized appreciation	$77,158,978

Federal income tax cost of investments in securities and derivative instruments, if applicable	$281,884,193

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (FORMERLY 1290 VT SMARTBETA EQUITY PORTFOLIO)

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (4.6%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	83,700	$1,283,958
Deutsche Telekom AG (Registered)	38,932	667,375
Nippon Telegraph & Telephone Corp.	23,300	628,588
Orange SA	26,185	236,784
Singapore Telecommunications Ltd.	263,000	484,079
Swisscom AG (Registered)	926	432,505
Telenor ASA	24,249	221,311
Telia Co. AB	114,993	330,980

		4,285,580

Entertainment (0.1%)
Warner Bros Discovery, Inc.*	24,457	281,255

Interactive Media & Services (1.9%)
Alphabet, Inc., Class A*	59,520	5,693,088

Media (0.7%)
Charter Communications, Inc., Class A*	1,358	411,949
Comcast Corp., Class A	45,100	1,322,783
Quebecor, Inc., Class B	20,600	379,833

		2,114,565

Wireless Telecommunication Services (0.4%)
KDDI Corp.(x)	23,200	680,454
Rogers Communications, Inc., Class B	12,500	481,504

		1,161,958

Total Communication Services		13,536,446

Consumer Discretionary (5.3%)
Auto Components (0.1%)
Bridgestone Corp.	14,600	471,968

Automobiles (0.5%)
Bayerische Motoren Werke AG	3,840	262,537
Tesla, Inc.*	4,812	1,276,383

		1,538,920

Distributors (0.1%)
Pool Corp.	1,000	318,210

Hotels, Restaurants & Leisure (0.1%)
Aristocrat Leisure Ltd.	17,514	365,508

Household Durables (0.3%)
Sekisui House Ltd.	24,200	401,920
Sony Group Corp.	6,000	386,174

		788,094

Internet & Direct Marketing Retail (1.3%)
Amazon.com, Inc.*	33,960	3,837,480

Multiline Retail (0.7%)
Dollar General Corp.	3,600	863,496
Target Corp.	5,000	741,950
Wesfarmers Ltd.	12,895	350,460

		1,955,906

Specialty Retail (2.2%)
AutoZone, Inc.*	500	1,070,965
Home Depot, Inc. (The)	9,600	2,649,024
Lowe’s Cos., Inc.	6,600	1,239,546
O’Reilly Automotive, Inc.*	1,097	771,575
TJX Cos., Inc. (The)	8,500	528,020
Tractor Supply Co.	1,600	297,408

		6,556,538

Total Consumer Discretionary		15,832,624

Consumer Staples (11.8%)
Beverages (3.8%)
Brown-Forman Corp., Class B	9,400	625,758
Carlsberg A/S, Class B	1,947	227,175
Coca-Cola Co. (The)	58,600	3,282,772
Diageo plc	33,069	1,386,112
Heineken NV	6,053	530,645
Keurig Dr Pepper, Inc.	18,968	679,434
Monster Beverage Corp.*	4,100	356,536
PepsiCo, Inc.	21,783	3,556,292
Pernod Ricard SA	2,577	471,032

		11,115,756

Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	4,987	2,355,210
George Weston Ltd.	3,500	366,457
Koninklijke Ahold Delhaize NV	21,498	547,424
Loblaw Cos. Ltd.	4,700	372,162
Metro, Inc.	7,900	395,586
Tesco plc	105,597	241,788
Walmart, Inc.	13,700	1,776,890

		6,055,517

Food Products (3.0%)
Archer-Daniels-Midland Co.	26,600	2,139,970
Danone SA	9,011	424,570
General Mills, Inc.	20,400	1,562,844
Hershey Co. (The)	3,500	771,645
Kellogg Co.	11,200	780,192
McCormick & Co., Inc. (Non-Voting)	5,200	370,604
Mondelez International, Inc., Class A	9,300	509,919
Nestle SA (Registered)	18,308	1,982,383
Orkla ASA	50,133	364,012

		8,906,139

Household Products (2.4%)
Church & Dwight Co., Inc.	10,300	735,832
Clorox Co. (The)	2,000	256,780
Colgate-Palmolive Co.	25,400	1,784,350
Henkel AG & Co. KGaA (Preference)(q)	5,806	347,038
Kimberly-Clark Corp.	10,800	1,215,432
Procter & Gamble Co. (The)	23,000	2,903,750

		7,243,182

Personal Products (0.6%)
L’Oreal SA	2,805	893,162
Unilever plc (Cboe Europe)	8,484	374,175
Unilever plc (London Stock Exchange)	10,307	453,507

		1,720,844

Total Consumer Staples		35,041,438

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Enbridge, Inc.	32,900	1,219,921
ENEOS Holdings, Inc.(x)	82,900	267,688
Equinor ASA	16,242	535,719
OMV AG	6,826	245,682

Total Energy		2,269,010

Financials (19.7%)
Banks (5.9%)
Bank Hapoalim BM	84,967	715,063
Bank of America Corp.	35,600	1,075,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (FORMERLY 1290 VT SMARTBETA EQUITY PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Bank of Montreal	11,400	$999,166
Bank of Nova Scotia (The)	24,600	1,170,029
Canadian Imperial Bank of Commerce	13,600	595,255
Commonwealth Bank of Australia	4,842	281,404
DBS Group Holdings Ltd.	30,600	707,471
Hang Seng Bank Ltd.	22,000	332,449
Israel Discount Bank Ltd., Class A	84,721	425,642
Japan Post Bank Co. Ltd.(x)	39,300	274,005
JPMorgan Chase & Co.	23,400	2,445,300
Mitsubishi UFJ Financial Group, Inc.(x)	113,500	511,820
National Bank of Canada	7,200	451,280
Nordea Bank Abp	33,032	282,637
Oversea-Chinese Banking Corp. Ltd.	38,600	316,190
PNC Financial Services Group, Inc. (The)	1,800	268,956
Regions Financial Corp.	13,900	278,973
Royal Bank of Canada	22,400	2,016,787
Sumitomo Mitsui Financial Group, Inc.	23,300	648,384
Sumitomo Mitsui Trust Holdings, Inc.	28,500	805,604
Svenska Handelsbanken AB, Class A	45,729	373,677
Toronto-Dominion Bank (The)	32,100	1,968,735
United Overseas Bank Ltd.	19,800	359,498

		17,303,445

Capital Markets (3.3%)
ASX Ltd.	10,412	478,768
Bank of New York Mellon Corp. (The)	12,800	493,056
BGP Holdings plc(r)*	177,813	—
CME Group, Inc.	4,000	708,520
Deutsche Boerse AG	4,728	778,404
FactSet Research Systems, Inc.	900	360,099
Hong Kong Exchanges & Clearing Ltd.	12,200	414,228
Moody’s Corp.	3,600	875,196
Morgan Stanley	8,100	639,981
MSCI, Inc.	2,300	970,117
Nasdaq, Inc.	13,500	765,180
Northern Trust Corp.	8,100	693,036
Raymond James Financial, Inc.	3,600	355,752
S&P Global, Inc.	6,000	1,832,100
TMX Group Ltd.	3,100	285,146

		9,649,583

Consumer Finance (0.5%)
American Express Co.	10,300	1,389,573

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	14,900	3,978,598

Insurance (8.7%)
Admiral Group plc	7,588	161,037
Aflac, Inc.	21,800	1,225,160
Ageas SA/NV	6,008	217,986
Allianz SE (Registered)	6,975	1,103,798
American Financial Group, Inc.	2,300	282,739
American International Group, Inc.	11,200	531,776
Aon plc, Class A	6,400	1,714,368
Arthur J Gallagher & Co.	8,600	1,472,492
Assicurazioni Generali SpA	45,444	618,552
Brown & Brown, Inc.	9,500	574,560
Chubb Ltd.	11,400	2,073,432
Gjensidige Forsikring ASA	24,351	416,683
Hannover Rueck SE	2,335	352,646
Hartford Financial Services Group, Inc. (The)	11,900	737,086
Intact Financial Corp.	5,700	806,670
Loews Corp.	12,300	613,032
Manulife Financial Corp.	17,500	274,659
Marsh & McLennan Cos., Inc.	12,400	1,851,196
Medibank Pvt Ltd.	185,639	412,560
MetLife, Inc.	11,900	723,282
MS&AD Insurance Group Holdings, Inc.(x)	13,800	365,200
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen (Registered)	4,606	1,114,132
Poste Italiane SpA(m)	33,001	249,261
Prudential Financial, Inc.	3,400	291,652
Sampo OYJ, Class A	20,391	870,237
Sompo Holdings, Inc.	10,700	426,450
Sun Life Financial, Inc.	22,400	890,746
Swiss Re AG	8,005	588,009
Travelers Cos., Inc. (The)	15,100	2,313,320
W R Berkley Corp.	9,200	594,136
Willis Towers Watson plc	4,400	884,136
Zurich Insurance Group AG	2,783	1,106,310

		25,857,303

Total Financials		58,178,502

Health Care (12.4%)
Biotechnology (0.6%)
Amgen, Inc.	2,571	579,504
Regeneron Pharmaceuticals, Inc.*	1,082	745,357
Vertex Pharmaceuticals, Inc.*	1,891	547,520

		1,872,381

Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	20,200	1,954,552
Becton Dickinson and Co.	3,200	713,056
Boston Scientific Corp.*	8,400	325,332
Coloplast A/S, Class B	2,818	284,899
Edwards Lifesciences Corp.*	11,600	958,508
Hoya Corp.	4,600	442,266
IDEXX Laboratories, Inc.*	1,600	521,280
ResMed, Inc.	3,300	720,390
Terumo Corp.(x)	8,800	248,324

		6,168,607

Health Care Providers & Services (2.8%)
Cigna Corp.	5,000	1,387,350
CVS Health Corp.	12,500	1,192,125
Elevance Health, Inc.	1,900	863,056
HCA Healthcare, Inc.	3,900	716,781
Laboratory Corp. of America Holdings	1,600	327,696
McKesson Corp.	2,100	713,727
Sonic Healthcare Ltd.	18,926	368,266
UnitedHealth Group, Inc.	5,100	2,575,704

		8,144,705

Life Sciences Tools & Services (2.3%)
Agilent Technologies, Inc.	9,500	1,154,725
Danaher Corp.	7,100	1,833,859
Mettler-Toledo International, Inc.*	600	650,472
Thermo Fisher Scientific, Inc.	4,600	2,333,074
Waters Corp.*	1,200	323,436
West Pharmaceutical Services, Inc.	2,700	664,416

		6,959,982

Pharmaceuticals (4.6%)
Bristol-Myers Squibb Co.	6,100	433,649
Eli Lilly and Co.	5,400	1,746,090
Johnson & Johnson	21,500	3,512,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (FORMERLY 1290 VT SMARTBETA EQUITY PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Merck & Co., Inc.	24,800	$2,135,776
Merck KGaA	4,054	661,627
Novartis AG (Registered)	9,080	692,198
Novo Nordisk A/S, Class B	10,315	1,028,137
Ono Pharmaceutical Co. Ltd.	13,000	302,406
Pfizer, Inc.	5,700	249,432
Roche Holding AG	4,192	1,366,839
Zoetis, Inc.	10,600	1,571,874

		13,700,268

Total Health Care		36,845,943

Industrials (17.2%)
Aerospace & Defense (1.8%)
Airbus SE	4,187	361,724
General Dynamics Corp.	7,100	1,506,407
Lockheed Martin Corp.	5,100	1,970,079
Northrop Grumman Corp.	3,000	1,410,960

		5,249,170

Air Freight & Logistics (0.8%)
Deutsche Post AG (Registered)	15,083	458,951
Expeditors International of Washington, Inc.	11,800	1,042,058
United Parcel Service, Inc., Class B	5,500	888,470

		2,389,479

Building Products (1.3%)
Allegion plc	9,400	842,992
Assa Abloy AB, Class B	22,085	412,711
Daikin Industries Ltd.	2,400	370,848
Geberit AG (Registered)	974	416,732
Johnson Controls International plc	5,400	265,788
Masco Corp.	5,200	242,788
Trane Technologies plc	8,100	1,172,961

		3,724,820

Commercial Services & Supplies (0.9%)
Brambles Ltd.	41,505	301,145
Cintas Corp.	1,700	659,923
Copart, Inc.*	5,100	542,640
Secom Co. Ltd.(x)	4,500	255,680
Waste Management, Inc.	4,700	752,987

		2,512,375

Construction & Engineering (0.2%)
Vinci SA	4,716	378,815
WSP Global, Inc.	3,100	341,385

		720,200

Electrical Equipment (1.5%)
Eaton Corp. plc	13,900	1,853,704
Emerson Electric Co.	22,900	1,676,738
Rockwell Automation, Inc.	2,100	451,731
Schneider Electric SE	5,258	589,900

		4,572,073

Industrial Conglomerates (1.3%)
3M Co.	17,100	1,889,550
Honeywell International, Inc.	12,500	2,087,125

		3,976,675

Machinery (3.6%)
Atlas Copco AB, Class A	98,376	910,980
Caterpillar, Inc.	5,700	935,256
Cummins, Inc.	5,000	1,017,550
Deere & Co.	3,100	1,035,059
Dover Corp.	7,500	874,350
IDEX Corp.	1,500	299,775
Illinois Tool Works, Inc.	11,300	2,041,345
Kone OYJ, Class B	8,843	340,532
PACCAR, Inc.	12,137	1,015,746
Pentair plc	19,100	776,033
SMC Corp.	500	201,711
Snap-on, Inc.	4,100	825,535
Volvo AB, Class B	27,847	392,928

		10,666,800

Marine (0.1%)
AP Moller - Maersk A/S, Class A	133	234,383

Professional Services (1.1%)
Booz Allen Hamilton Holding Corp.	5,000	461,750
Jacobs Solutions, Inc.	2,500	271,225
Teleperformance	1,970	497,705
Verisk Analytics, Inc.	5,600	954,968
Wolters Kluwer NV	10,351	1,007,785

		3,193,433

Road & Rail (2.9%)
Canadian National Railway Co.	13,800	1,490,342
Canadian Pacific Railway Ltd.	6,400	427,223
CSX Corp.	50,276	1,339,353
Hankyu Hanshin Holdings, Inc.	11,400	343,137
Norfolk Southern Corp.	7,900	1,656,235
Old Dominion Freight Line, Inc.	4,000	995,080
Union Pacific Corp.	12,300	2,396,286

		8,647,656

Trading Companies & Distributors (1.7%)
Brenntag SE	3,664	223,579
Fastenal Co.	30,200	1,390,408
Ferguson plc	5,602	583,323
ITOCHU Corp.(x)	32,700	792,513
Marubeni Corp.	32,900	288,855
Mitsubishi Corp.	23,900	656,384
Mitsui & Co. Ltd.(x)	34,500	740,162
WW Grainger, Inc.	900	440,271

		5,115,495

Total Industrials		51,002,559

Information Technology (17.8%)
Communications Equipment (0.7%)
Cisco Systems, Inc.	38,244	1,529,760
Motorola Solutions, Inc.	2,700	604,719

		2,134,479

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	16,700	1,118,232
CDW Corp.	9,600	1,498,368
Kyocera Corp.	5,100	257,798
Trimble, Inc.*	4,200	227,934

		3,102,332

IT Services (4.3%)
Accenture plc, Class A	6,900	1,775,370
Automatic Data Processing, Inc.	11,198	2,532,876
Broadridge Financial Solutions, Inc.	3,500	505,120
CGI, Inc.*	6,700	504,385
Fiserv, Inc.*	8,100	757,917
Gartner, Inc.*	1,100	304,359
International Business Machines Corp.	2,300	273,263
Jack Henry & Associates, Inc.	2,600	473,902
Mastercard, Inc., Class A	5,400	1,535,436
Nomura Research Institute Ltd.	16,600	407,988
Paychex, Inc.	8,500	953,785
VeriSign, Inc.*	3,000	521,100
Visa, Inc., Class A	9,000	1,598,850
Western Union Co. (The)	31,800	429,300

		12,573,651

Semiconductors & Semiconductor Equipment (1.8%)
Applied Materials, Inc.	9,431	772,682

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (FORMERLY 1290 VT SMARTBETA EQUITY PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
ASML Holding NV	1,926	$798,888
KLA Corp.	1,900	574,997
NXP Semiconductors NV	5,106	753,186
Texas Instruments, Inc.	16,200	2,507,436

		5,407,189

Software (5.1%)
Adobe, Inc.*	3,700	1,018,240
Cadence Design Systems, Inc.*	5,900	964,237
Microsoft Corp.	43,669	10,170,510
Nice Ltd.*	1,918	362,486
Oracle Corp.	23,000	1,404,610
Roper Technologies, Inc.	800	287,712
Synopsys, Inc.*	3,000	916,530

		15,124,325

Technology Hardware, Storage & Peripherals (4.8%)
Apple, Inc.	92,900	12,838,780
Canon, Inc.	19,600	427,469
FUJIFILM Holdings Corp.	7,100	324,901
HP, Inc.	26,100	650,412

		14,241,562

Total Information Technology		52,583,538

Materials (2.8%)
Chemicals (2.2%)
Air Liquide SA	3,003	341,942
Air Products and Chemicals, Inc.	2,200	512,006
BASF SE	12,328	477,757
Corteva, Inc.	23,000	1,314,450
Evonik Industries AG	21,867	368,737
Givaudan SA (Registered)	280	844,176
Koninklijke DSM NV	4,593	520,937
Nutrien Ltd.(x)	7,000	583,777
Sherwin-Williams Co. (The)	6,300	1,289,925
Yara International ASA	6,030	210,769

		6,464,476

Containers & Packaging (0.1%)
Avery Dennison Corp.	1,700	276,590

Metals & Mining (0.5%)
Franco-Nevada Corp.	2,800	334,455
Rio Tinto Ltd.	6,629	394,511
Rio Tinto plc	6,776	367,012
Wheaton Precious Metals Corp.	9,900	320,575

		1,416,553

Total Materials		8,157,619

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (2.3%)
American Tower Corp. (REIT)	6,500	1,395,550
AvalonBay Communities, Inc. (REIT)	1,500	276,285
Crown Castle, Inc. (REIT)	5,400	780,570
Daiwa House REIT Investment Corp. (REIT)	209	433,812
Equity Residential (REIT)	9,300	625,146
Essex Property Trust, Inc. (REIT)	1,700	411,791
Goodman Group (REIT)	39,567	395,331
Mid-America Apartment Communities, Inc. (REIT)	3,300	511,731
Nomura Real Estate Master Fund, Inc. (REIT)	310	342,843
Prologis, Inc. (REIT)	9,800	995,680
Public Storage (REIT)	2,600	761,306

		6,930,045

Real Estate Management & Development (0.4%)
CBRE Group, Inc., Class A*	4,200	283,542
Mitsubishi Estate Co. Ltd.(x)	28,700	376,571
Swiss Prime Site AG (Registered)	4,939	392,894

		1,053,007

Total Real Estate		7,983,052

Utilities (4.1%)
Electric Utilities (1.5%)
Enel SpA	64,648	264,929
Eversource Energy	18,300	1,426,668
Iberdrola SA	130,063	1,209,115
Power Assets Holdings Ltd.	83,000	414,843
Red Electrica Corp. SA	31,834	487,571
Terna - Rete Elettrica Nazionale	99,482	606,029

		4,409,155

Gas Utilities (0.5%)
Atmos Energy Corp.	11,900	1,212,015
Snam SpA	59,536	240,499

		1,452,514

Multi-Utilities (1.8%)
Canadian Utilities Ltd., Class A	16,700	434,380
CMS Energy Corp.	13,500	786,240
Consolidated Edison, Inc.	14,800	1,269,248
DTE Energy Co.	2,500	287,625
National Grid plc	90,171	930,551
Sempra Energy	7,600	1,139,544
WEC Energy Group, Inc.	5,600	500,808

		5,348,396

Water Utilities (0.3%)
American Water Works Co., Inc.	8,000	1,041,280

Total Utilities		12,251,345

Total Common Stocks (99.2%) (Cost $278,602,510)		293,682,076

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.1%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $2,975,802, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $3,034,567.(xx)	$2,975,066	2,975,066
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $300,076, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $306,148.(xx)	300,000	300,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (FORMERLY 1290 VT SMARTBETA EQUITY PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Societe Generale SA, 2.96%, dated 9/30/22, due 10/7/22, repurchase price $100,058, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 7/31/23-5/31/29; total market value $102,000.(xx)	$100,000	$100,000

Total Repurchase Agreements		3,375,066

Total Short-Term Investments (1.1%) (Cost $3,375,066)		3,375,066

Total Investments in Securities (100.3%) (Cost $281,977,576)		297,057,142
Other Assets Less Liabilities (-0.3%)		(1,001,320)

Net Assets (100%)		$296,055,822

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $249,261 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $3,761,224. This was collateralized by $582,141 of various U.S. Government Treasury Securities, ranging from 0.125% - 5.250%, maturing 11/30/23 - 8/15/50 and by cash of $3,375,066 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (FORMERLY 1290 VT SMARTBETA EQUITY PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.3%
Austria	0.1
Belgium	0.1
Brazil	0.2
Canada	5.7
China	0.2
Denmark	0.6
Finland	0.5
France	1.2
Germany	2.3
Hong Kong	0.4
Israel	0.5
Italy	0.7
Japan	4.4
Malta	0.0 #
Netherlands	1.1
Norway	0.5
Singapore	0.6
Spain	0.6
Sweden	0.8
Switzerland	1.3
United Kingdom	1.2
United States	76.0
Cash and Other	(0.3)

100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$9,854,370	$3,682,076	$—		$13,536,446
Consumer Discretionary	13,594,057	2,238,567	—		15,832,624
Consumer Staples	26,798,415	8,243,023	—		35,041,438
Energy	1,219,921	1,049,089	—		2,269,010
Financials	42,470,397	15,708,105	—	(a)	58,178,502
Health Care	31,450,981	5,394,962	—		36,845,943
Industrials	40,242,076	10,760,483	—		51,002,559
Information Technology	50,004,008	2,579,530	—		52,583,538
Materials	4,631,778	3,525,841	—		8,157,619
Real Estate	6,041,601	1,941,451	—		7,983,052
Utilities	8,097,808	4,153,537	—		12,251,345
Short-Term Investments
Repurchase Agreements	—	3,375,066	—		3,375,066

Total Assets	$234,405,412	$62,651,730	$—		$297,057,142

Total Liabilities	$—	$—	$—		$—

Total	$234,405,412	$62,651,730	$—		$297,057,142

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (FORMERLY 1290 VT SMARTBETA EQUITY PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,335,010
Aggregate gross unrealized depreciation	(20,862,840)

Net unrealized appreciation	$14,472,170

Federal income tax cost of investments in securities and derivative instruments, if applicable	$282,584,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.5%)
Diversified Telecommunication Services (1.1%)
Liberty Global plc, Class A*	1,914	$29,839
Liberty Global plc, Class C*	3,479	57,404
Lumen Technologies, Inc.	10,645	77,496
Verizon Communications, Inc.	48,684	1,848,531

		2,013,270

Entertainment (1.4%)
Electronic Arts, Inc.	3,233	374,090
Walt Disney Co. (The)*	21,115	1,991,778
Warner Bros Discovery, Inc.*	26,276	302,174

		2,668,042

Interactive Media & Services (6.8%)
Alphabet, Inc., Class A*	69,732	6,669,866
Alphabet, Inc., Class C*	65,390	6,287,248
ZoomInfo Technologies, Inc., Class A*	3,086	128,563

		13,085,677

Media (0.2%)
Cable One, Inc.	60	51,183
John Wiley & Sons, Inc., Class A	514	19,306
New York Times Co. (The), Class A	1,836	52,785
Omnicom Group, Inc.	2,433	153,498
Scholastic Corp.	344	10,581

		287,353

Total Communication Services		18,054,342

Consumer Discretionary (12.1%)
Auto Components (0.2%)
Aptiv plc*	3,130	244,797
Autoliv, Inc.	957	63,765
BorgWarner, Inc.	2,860	89,804

		398,366

Automobiles (4.4%)
Harley-Davidson, Inc.	1,638	57,133
Lucid Group, Inc.(x)*	4,672	65,268
Rivian Automotive, Inc., Class A(x)*	3,646	119,990
Tesla, Inc.*	30,625	8,123,281

		8,365,672

Distributors (0.2%)
LKQ Corp.	3,081	145,269
Pool Corp.	467	148,604

		293,873

Hotels, Restaurants & Leisure (2.8%)
Aramark	2,604	81,245
Booking Holdings, Inc.*	470	772,309
Choice Hotels International, Inc.	399	43,699
Darden Restaurants, Inc.	1,431	180,764
Domino’s Pizza, Inc.	413	128,113
Hilton Worldwide Holdings, Inc.	3,249	391,894
Jack in the Box, Inc.	238	17,629
Marriott International, Inc., Class A	3,210	449,849
McDonald’s Corp.	8,573	1,978,134
Royal Caribbean Cruises Ltd.*	2,607	98,805
Starbucks Corp.	13,295	1,120,237
Vail Resorts, Inc.	471	101,566

		5,364,244

Household Durables (0.2%)
Ethan Allen Interiors, Inc.	235	4,968
Garmin Ltd.	1,771	142,229
La-Z-Boy, Inc.	547	12,346
Meritage Homes Corp.*	414	29,092
Mohawk Industries, Inc.*	618	56,355
Newell Brands, Inc.	4,545	63,130
Whirlpool Corp.	651	87,761

		395,881

Leisure Products (0.1%)
Hasbro, Inc.	1,524	102,748
Mattel, Inc.*	4,134	78,298
Topgolf Callaway Brands Corp.*	1,567	30,181

		211,227

Multiline Retail (0.4%)
Kohl’s Corp.	1,407	35,386
Nordstrom, Inc.(x)	1,304	21,816
Target Corp.	5,358	795,074

		852,276

Specialty Retail (3.0%)
AutoNation, Inc.*	424	43,193
Best Buy Co., Inc.	2,327	147,392
Buckle, Inc. (The)	355	11,239
CarMax, Inc.*	1,826	120,553
Foot Locker, Inc.	1,017	31,659
GameStop Corp., Class A(x)*	2,972	74,686
Gap, Inc. (The)	2,078	17,061
Home Depot, Inc. (The)	11,914	3,287,549
Lowe’s Cos., Inc.	7,409	1,391,484
ODP Corp. (The)*	473	16,626
Signet Jewelers Ltd.	593	33,914
Tractor Supply Co.	1,298	241,272
Ulta Beauty, Inc.*	596	239,109

		5,655,737

Textiles, Apparel & Luxury Goods (0.8%)
Capri Holdings Ltd.*	1,659	63,772
Columbia Sportswear Co.	394	26,516
Deckers Outdoor Corp.*	313	97,847
Hanesbrands, Inc.(x)	3,990	27,770
NIKE, Inc., Class B	14,708	1,222,529
PVH Corp.	806	36,109
Under Armour, Inc., Class A*	2,099	13,958
Under Armour, Inc., Class C*	2,595	15,466
VF Corp.	3,790	113,359
Wolverine World Wide, Inc.	958	14,744

		1,632,070

Total Consumer Discretionary		23,169,346

Consumer Staples (8.2%)
Beverages (2.9%)
Coca-Cola Co. (The)	47,741	2,674,451
Keurig Dr Pepper, Inc.	9,089	325,568
PepsiCo, Inc.	16,029	2,616,894

		5,616,913

Food & Staples Retailing (0.4%)
Kroger Co. (The)	8,016	350,700
Sysco Corp.	5,896	416,906
United Natural Foods, Inc.*	720	24,746

		792,352

Food Products (2.0%)
Archer-Daniels-Midland Co.	6,553	527,189
Bunge Ltd.	1,667	137,644
Campbell Soup Co.	2,508	118,177
Conagra Brands, Inc.	5,524	180,248
Darling Ingredients, Inc.*	1,906	126,082
General Mills, Inc.	6,956	532,899
Hain Celestial Group, Inc. (The)*	1,148	19,378
Hormel Foods Corp.	3,528	160,312
Ingredion, Inc.	792	63,772
J M Smucker Co. (The)	1,246	171,213
Kellogg Co.	2,944	205,079
Kraft Heinz Co. (The)	8,553	285,243
Lamb Weston Holdings, Inc.	1,641	126,981

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
McCormick & Co., Inc. (Non-Voting)	2,938	$209,391
Mondelez International, Inc., Class A	16,063	880,734

		3,744,342

Household Products (2.6%)
Church & Dwight Co., Inc.	2,854	203,890
Clorox Co. (The)	1,422	182,571
Colgate-Palmolive Co.	9,257	650,304
Kimberly-Clark Corp.	3,901	439,019
Procter & Gamble Co. (The)	27,814	3,511,517

		4,987,301

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	2,683	579,260

Total Consumer Staples		15,720,168

Energy (1.7%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	11,071	232,048
Core Laboratories NV	556	7,495
Halliburton Co.	10,460	257,525
NOV, Inc.	4,548	73,587
TechnipFMC plc*	4,614	39,034

		609,689

Oil, Gas & Consumable Fuels (1.4%)
Cheniere Energy, Inc.	2,638	437,671
Marathon Petroleum Corp.	6,285	624,289
ONEOK, Inc.	5,239	268,446
Phillips 66	5,600	452,032
Valero Energy Corp.	4,713	503,584
Williams Cos., Inc. (The)	14,034	401,794

		2,687,816

Total Energy		3,297,505

Financials (9.8%)
Banks (1.8%)
Bank of Hawaii Corp.	449	34,178
Cathay General Bancorp	851	32,729
Citizens Financial Group, Inc.	5,724	196,677
Comerica, Inc.	1,550	110,205
First Republic Bank	2,059	268,802
Heartland Financial USA, Inc.	554	24,021
Huntington Bancshares, Inc.	16,583	218,564
International Bancshares Corp.	664	28,220
KeyCorp	10,703	171,462
M&T Bank Corp.	2,080	366,746
Old National Bancorp	3,257	53,643
PNC Financial Services Group, Inc. (The)‡	4,808	718,411
Regions Financial Corp.	10,726	215,271
SVB Financial Group*	683	229,338
Truist Financial Corp.	15,500	674,870
Umpqua Holdings Corp.	2,620	44,776
Zions Bancorp NA	1,775	90,276

		3,478,189

Capital Markets (4.4%)
Ameriprise Financial, Inc.	1,266	318,969
Bank of New York Mellon Corp. (The)	8,927	343,868
BlackRock, Inc.‡	1,754	965,191
Charles Schwab Corp. (The)	16,851	1,211,081
CME Group, Inc.	4,152	735,444
FactSet Research Systems, Inc.	434	173,648
Franklin Resources, Inc.	3,550	76,396
Intercontinental Exchange, Inc.	6,503	587,546
Invesco Ltd.	4,133	56,622
MarketAxess Holdings, Inc.	449	99,898
Moody’s Corp.	1,926	468,230
Morgan Stanley	15,203	1,201,189
Nasdaq, Inc.	4,032	228,534
Northern Trust Corp.	2,317	198,242
S&P Global, Inc.	4,022	1,228,118
State Street Corp.	4,270	259,659
T. Rowe Price Group, Inc.	2,643	277,541

		8,430,176

Consumer Finance (0.8%)
Ally Financial, Inc.	3,766	104,808
American Express Co.	7,410	999,683
Discover Financial Services	3,259	296,308
Synchrony Financial	5,757	162,290

		1,563,089

Diversified Financial Services (0.1%)
Equitable Holdings, Inc.‡	4,410	116,204
Voya Financial, Inc.	1,152	69,696

		185,900

Insurance (2.7%)
Allstate Corp. (The)	3,200	398,496
Arthur J Gallagher & Co.	2,434	416,749
Chubb Ltd.	4,953	900,852
Hartford Financial Services Group, Inc. (The)	3,840	237,850
Lincoln National Corp.	1,946	85,449
Loews Corp.	2,442	121,709
Marsh & McLennan Cos., Inc.	5,802	866,180
Principal Financial Group, Inc.	2,957	213,347
Progressive Corp. (The)	6,760	785,580
Prudential Financial, Inc.	4,310	369,712
Travelers Cos., Inc. (The)	2,789	427,275
Willis Towers Watson plc	1,289	259,012

		5,082,211

Thrifts & Mortgage Finance (0.0%)†
New York Community Bancorp, Inc.(x)	5,747	49,022

Total Financials		18,788,587

Health Care (11.7%)
Biotechnology (3.4%)
AbbVie, Inc.	20,485	2,749,292
Amgen, Inc.	6,193	1,395,902
Biogen, Inc.*	1,700	453,900
BioMarin Pharmaceutical, Inc.*	2,139	181,323
Gilead Sciences, Inc.	14,562	898,330
Vertex Pharmaceuticals, Inc.*	2,965	858,486

		6,537,233

Health Care Equipment & Supplies (1.8%)
ABIOMED, Inc.*	525	128,971
Align Technology, Inc.*	874	181,014
Becton Dickinson and Co.	3,315	738,681
Cooper Cos., Inc. (The)	580	153,062
Dentsply Sirona, Inc.	2,438	69,117
Dexcom, Inc.*	4,540	365,652
Edwards Lifesciences Corp.*	7,193	594,358
Hologic, Inc.*	2,932	189,173
IDEXX Laboratories, Inc.*	982	319,936
Insulet Corp.*	810	185,814
ResMed, Inc.	1,695	370,018
STERIS plc	1,160	192,885

		3,488,681

Health Care Providers & Services (2.7%)
AmerisourceBergen Corp.	1,830	247,654
Cardinal Health, Inc.	3,135	209,042
Centene Corp.*	6,806	529,575

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Cigna Corp.	3,674	$1,019,425
DaVita, Inc.*	686	56,780
Elevance Health, Inc.	2,794	1,269,147
HCA Healthcare, Inc.	2,748	505,055
Henry Schein, Inc.*	1,647	108,323
Humana, Inc.	1,464	710,318
Laboratory Corp. of America Holdings	1,078	220,785
Patterson Cos., Inc.	1,020	24,500
Pediatrix Medical Group, Inc.*	946	15,618
Quest Diagnostics, Inc.	1,346	165,141
Select Medical Holdings Corp.	1,242	27,448

		5,108,811

Health Care Technology (0.0%)†
Teladoc Health, Inc.*	1,828	46,340

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	3,444	418,618
Bio-Techne Corp.	448	127,232
Illumina, Inc.*	1,833	349,718
IQVIA Holdings, Inc.*	2,210	400,319
Mettler-Toledo International, Inc.*	263	285,124
Waters Corp.*	705	190,019
West Pharmaceutical Services, Inc.	863	212,367

		1,983,397

Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.	24,681	1,754,572
Jazz Pharmaceuticals plc*	741	98,768
Merck & Co., Inc.	29,315	2,524,608
Zoetis, Inc.	5,467	810,702

		5,188,650

Total Health Care		22,353,112

Industrials (8.4%)
Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	1,474	141,961
Expeditors International of Washington, Inc.	1,973	174,236
United Parcel Service, Inc., Class B	8,514	1,375,351

		1,691,548

Airlines (0.1%)
Delta Air Lines, Inc.*	1,867	52,388
Southwest Airlines Co.*	1,662	51,256

		103,644

Building Products (0.9%)
A O Smith Corp.	1,484	72,093
Allegion plc	999	89,590
Builders FirstSource, Inc.*	1,970	116,072
Carrier Global Corp.	9,830	349,555
Fortune Brands Home & Security, Inc.	1,530	82,146
Johnson Controls International plc	8,030	395,237
Lennox International, Inc.	371	82,610
Masco Corp.	2,694	125,783
Owens Corning	1,115	87,650
Trane Technologies plc	2,727	394,897

		1,795,633

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.	1,073	5,258
Copart, Inc.*	2,479	263,766
Deluxe Corp.	487	8,108
HNI Corp.	507	13,440
Interface, Inc.	734	6,599
Steelcase, Inc., Class A	1,231	8,026
Tetra Tech, Inc.	617	79,303

		384,500

Construction & Engineering (0.2%)
EMCOR Group, Inc.	583	67,325
Granite Construction, Inc.	585	14,853
MDU Resources Group, Inc.	2,339	63,972
Quanta Services, Inc.	1,664	211,977

		358,127

Electrical Equipment (0.5%)
Acuity Brands, Inc.	390	61,413
Eaton Corp. plc	4,608	614,523
Rockwell Automation, Inc.	1,351	290,614
Sensata Technologies Holding plc	1,829	68,185

		1,034,735

Industrial Conglomerates (0.4%)
3M Co.	6,388	705,874

Machinery (3.0%)
AGCO Corp.	741	71,262
Caterpillar, Inc.	6,183	1,014,507
Cummins, Inc.	1,622	330,093
Deere & Co.	3,366	1,123,874
Dover Corp.	1,686	196,554
Flowserve Corp.	1,445	35,113
Fortive Corp.	3,934	229,352
Graco, Inc.	1,954	117,142
IDEX Corp.	887	177,267
Illinois Tool Works, Inc.	3,604	651,063
Ingersoll Rand, Inc.	4,737	204,923
Lincoln Electric Holdings, Inc.	654	82,221
Middleby Corp. (The)*	598	76,646
PACCAR, Inc.	4,058	339,614
Parker-Hannifin Corp.	1,487	360,315
Pentair plc	1,893	76,912
Snap-on, Inc.	612	123,226
Stanley Black & Decker, Inc.	1,729	130,038
Tennant Co.	204	11,538
Timken Co. (The)	750	44,280
Westinghouse Air Brake Technologies Corp.	2,022	164,490
Xylem, Inc.	2,080	181,709

		5,742,139

Professional Services (0.2%)
ASGN, Inc.*	606	54,764
Exponent, Inc.	588	51,550
Heidrick & Struggles International, Inc.	257	6,680
ICF International, Inc.	218	23,766
Kelly Services, Inc., Class A	381	5,178
ManpowerGroup, Inc.	631	40,819
Resources Connection, Inc.	361	6,523
Robert Half International, Inc.	1,251	95,702
TransUnion	2,191	130,343
TrueBlue, Inc.*	492	9,387

		424,712

Road & Rail (1.5%)
AMERCO	116	59,069
ArcBest Corp.	298	21,674
Avis Budget Group, Inc.*	344	51,070
CSX Corp.	25,205	671,461
Knight-Swift Transportation Holdings, Inc.	1,787	87,438
Norfolk Southern Corp.	2,766	579,892
Ryder System, Inc.	623	47,030
Union Pacific Corp.	7,285	1,419,264

		2,936,898

Trading Companies & Distributors (0.5%)
Air Lease Corp.	1,260	39,073
Applied Industrial Technologies, Inc.	454	46,662

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Fastenal Co.	6,717	$309,251
United Rentals, Inc.*	821	221,768
WW Grainger, Inc.	534	261,227

		877,981

Total Industrials		16,055,791

Information Technology (30.7%)
Communications Equipment (1.3%)
Cisco Systems, Inc.	48,004	1,920,160
CommScope Holding Co., Inc.*	2,701	24,876
F5, Inc.*	704	101,890
Motorola Solutions, Inc.	1,934	433,158

		2,480,084

Electronic Equipment, Instruments & Components (0.8%)
Cognex Corp.	2,012	83,397
Corning, Inc.	9,266	268,899
Flex Ltd.*	5,463	91,014
Itron, Inc.*	581	24,466
Keysight Technologies, Inc.*	2,126	334,547
TE Connectivity Ltd.	3,710	409,436
Trimble, Inc.*	2,909	157,872
Zebra Technologies Corp., Class A*	618	161,922

		1,531,553

IT Services (6.7%)
Accenture plc, Class A	7,343	1,889,354
Akamai Technologies, Inc.*	1,862	149,556
Automatic Data Processing, Inc.	4,859	1,099,057
Cognizant Technology Solutions Corp., Class A	6,000	344,640
Fidelity National Information Services, Inc.	7,114	537,605
International Business Machines Corp.	10,422	1,238,238
Mastercard, Inc., Class A	10,067	2,862,451
Okta, Inc.*	1,759	100,034
PayPal Holdings, Inc.*	12,784	1,100,319
Visa, Inc., Class A	19,078	3,389,207
Western Union Co. (The)	4,642	62,667

		12,773,128

Semiconductors & Semiconductor Equipment (5.8%)
Advanced Micro Devices, Inc.*	18,781	1,189,964
Analog Devices, Inc.	6,036	841,056
Applied Materials, Inc.	10,121	829,213
Intel Corp.	47,401	1,221,524
Lam Research Corp.	1,610	589,260
Microchip Technology, Inc.	6,439	392,972
NVIDIA Corp.	29,028	3,523,709
NXP Semiconductors NV	3,039	448,283
ON Semiconductor Corp.*	5,039	314,081
Skyworks Solutions, Inc.	1,847	157,494
Texas Instruments, Inc.	10,688	1,654,289

		11,161,845

Software (15.7%)
Adobe, Inc.*	5,476	1,506,995
ANSYS, Inc.*	1,019	225,912
Autodesk, Inc.*	2,535	473,538
Black Knight, Inc.*	1,798	116,385
Cadence Design Systems, Inc.*	3,204	523,630
Coupa Software, Inc.*	898	52,802
Fair Isaac Corp.*	298	122,779
Fortinet, Inc.*	7,885	387,390
Guidewire Software, Inc.*	965	59,425
HubSpot, Inc.*	522	141,003
Intuit, Inc.	3,102	1,201,467
Microsoft Corp.	82,365	19,182,809
NortonLifeLock, Inc.	6,880	138,563
Oracle Corp.	18,558	1,133,337
Paycom Software, Inc.*	594	196,014
PTC, Inc.*	1,302	136,189
RingCentral, Inc., Class A*	945	37,762
Roper Technologies, Inc.	1,233	443,436
Salesforce, Inc.*	11,522	1,657,324
ServiceNow, Inc.*	2,320	876,055
Splunk, Inc.*	1,861	139,947
Synopsys, Inc.*	1,771	541,058
Teradata Corp.*	1,235	38,359
VMware, Inc., Class A	2,449	260,721
Workday, Inc., Class A*	2,284	347,670
Zendesk, Inc.*	1,447	110,117

		30,050,687

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C	3,262	111,463
Hewlett Packard Enterprise Co.	15,073	180,574
HP, Inc.	12,312	306,815
Seagate Technology Holdings plc	2,382	126,794
Xerox Holdings Corp.	1,274	16,664

		742,310

Total Information Technology		58,739,607

Materials (2.8%)
Chemicals (2.3%)
Air Products and Chemicals, Inc.	2,568	597,651
Albemarle Corp.	1,366	361,225
Axalta Coating Systems Ltd.*	2,666	56,146
Ecolab, Inc.	2,974	429,505
HB Fuller Co.	603	36,240
International Flavors & Fragrances, Inc.	2,983	270,946
Linde plc	5,828	1,571,170
Minerals Technologies, Inc.	394	19,468
Mosaic Co. (The)	4,205	203,228
PPG Industries, Inc.	2,730	302,184
Sherwin-Williams Co. (The)	2,855	584,561

		4,432,324

Containers & Packaging (0.3%)
Avery Dennison Corp.	941	153,101
Ball Corp.	3,737	180,572
Sealed Air Corp.	1,713	76,246
Sonoco Products Co.	1,157	65,636

		475,555

Metals & Mining (0.2%)
Compass Minerals International, Inc.	398	15,335
Newmont Corp.	9,260	389,197
Schnitzer Steel Industries, Inc., Class A	317	9,022

		413,554

Total Materials		5,321,433

Real Estate (3.7%)
Equity Real Estate Investment Trusts (REITs) (3.5%)
American Tower Corp. (REIT)	5,280	1,133,616
AvalonBay Communities, Inc. (REIT)	1,610	296,546
Boston Properties, Inc. (REIT)	1,744	130,748
Corporate Office Properties Trust (REIT)	1,237	28,736
Crown Castle, Inc. (REIT)	5,013	724,629
Digital Realty Trust, Inc. (REIT)	3,329	330,170
Duke Realty Corp. (REIT)	4,409	212,514
Equinix, Inc. (REIT)	1,060	602,970
Equity Residential (REIT)	4,181	281,047
Federal Realty Investment Trust (REIT)	818	73,718
Healthpeak Properties, Inc. (REIT)	6,202	142,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Host Hotels & Resorts, Inc. (REIT)	8,183	$129,946
Iron Mountain, Inc. (REIT)	3,417	150,245
Macerich Co. (The) (REIT)	2,450	19,453
PotlatchDeltic Corp. (REIT)	849	34,843
Prologis, Inc. (REIT)	8,599	873,658
SBA Communications Corp. (REIT)	1,240	352,966
Simon Property Group, Inc. (REIT)	3,830	343,743
UDR, Inc. (REIT)	3,730	155,578
Ventas, Inc. (REIT)	4,696	188,638
Welltower, Inc. (REIT)	5,233	336,587
Weyerhaeuser Co. (REIT)	8,650	247,044

		6,789,545

Real Estate Management & Development (0.2%)
Anywhere Real Estate, Inc.*	1,355	10,989
CBRE Group, Inc., Class A*	3,758	253,703
Jones Lang LaSalle, Inc.*	560	84,599

		349,291

Total Real Estate		7,138,836

Utilities (1.0%)
Electric Utilities (0.2%)
Eversource Energy	3,977	310,047

Gas Utilities (0.1%)
Atmos Energy Corp.	1,575	160,414
New Jersey Resources Corp.	1,085	41,989
UGI Corp.	2,446	79,079

		281,482

Independent Power and Renewable Electricity Producers (0.0%)†
Ormat Technologies, Inc.(x)	542	46,720

Multi-Utilities (0.5%)
Avista Corp.	768	28,454
Consolidated Edison, Inc.	4,131	354,275
Sempra Energy	3,625	543,533

		926,262

Water Utilities (0.2%)
American Water Works Co., Inc.	2,118	275,679
Essential Utilities, Inc.	2,772	114,705

		390,384

Total Utilities		1,954,895

Total Common Stocks (99.6%) (Cost $111,892,846)		190,593,622

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $285,825, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $291,609.(xx)	$285,753	285,753
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $70,798, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $77,550.(xx)	70,754	70,754

Total Repurchase Agreements		356,507

Total Short-Term Investments (0.2%) (Cost $356,507)		356,507

Total Investments in Securities (99.8%) (Cost $112,249,353)		190,950,129
Other Assets Less Liabilities (0.2%)		339,546

Net Assets (100%)		$191,289,675

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $351,286. This was collateralized by $5,978 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/6/22 - 5/15/52 and by cash of $356,507 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials Banks
PNC Financial Services Group, Inc. (The)	4,808	1,044,108	8,846	(77,262)	36	(257,317)	718,411	21,589	—
Capital Markets
BlackRock, Inc.	1,754	1,709,350	9,572	(83,254)	2,747	(673,224)	965,191	26,489	—
Diversified Financial Services
Equitable Holdings, Inc.	4,410	147,916	10,799	(14,040)	1,478	(29,949)	116,204	2,591	—

Total		2,901,374	29,217	(174,556)	4,261	(960,490)	1,799,806	50,669	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$18,054,342	$—	$—	$18,054,342
Consumer Discretionary	23,169,346	—	—	23,169,346
Consumer Staples	15,720,168	—	—	15,720,168
Energy	3,297,505	—	—	3,297,505
Financials	18,788,587	—	—	18,788,587
Health Care	22,353,112	—	—	22,353,112
Industrials	16,055,791	—	—	16,055,791
Information Technology	58,739,607	—	—	58,739,607
Materials	5,321,433	—	—	5,321,433
Real Estate	7,138,836	—	—	7,138,836
Utilities	1,954,895	—	—	1,954,895
Short-Term Investments
Repurchase Agreements	—	356,507	—	356,507

Total Assets	$190,593,622	$356,507	$—	$190,950,129

Total Liabilities	$—	$—	$—	$—

Total	$190,593,622	$356,507	$—	$190,950,129

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,014,079
Aggregate gross unrealized depreciation	(10,269,998)

Net unrealized appreciation	$78,744,081

Federal income tax cost of investments in securities and derivative instruments, if applicable	$112,206,048

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.3%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	533,972	$8,191,130
Lumen Technologies, Inc.	70,570	513,750
Verizon Communications, Inc.	314,946	11,958,500

		20,663,380

Entertainment (1.3%)
Activision Blizzard, Inc.	53,296	3,962,025
Electronic Arts, Inc.	19,775	2,288,165
Live Nation Entertainment, Inc.*	10,732	816,061
Netflix, Inc.*	33,423	7,869,111
Take-Two Interactive Software, Inc.*	11,749	1,280,641
Walt Disney Co. (The)*	136,552	12,880,950
Warner Bros Discovery, Inc.*	163,082	1,875,443

		30,972,396

Interactive Media & Services (4.3%)
Alphabet, Inc., Class A*	448,856	42,933,077
Alphabet, Inc., Class C*	401,409	38,595,475
Match Group, Inc.*	21,030	1,004,183
Meta Platforms, Inc., Class A*	170,696	23,160,033
Twitter, Inc.*	50,336	2,206,730

		107,899,498

Media (0.7%)
Charter Communications, Inc., Class A*	8,299	2,517,502
Comcast Corp., Class A	329,687	9,669,720
DISH Network Corp., Class A*	18,402	254,500
Fox Corp., Class A	22,222	681,771
Fox Corp., Class B	10,037	286,054
Interpublic Group of Cos., Inc. (The)	28,966	741,530
News Corp., Class A	27,067	408,982
News Corp., Class B	9,560	147,415
Omnicom Group, Inc.	15,838	999,219
Paramount Global, Class B(x)	37,804	719,788

		16,426,481

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	45,064	6,046,237

Total Communication Services		182,007,992

Consumer Discretionary (10.6%)
Auto Components (0.1%)
Aptiv plc*	20,462	1,600,333
BorgWarner, Inc.	17,769	557,946

		2,158,279

Automobiles (2.4%)
Ford Motor Co.	294,963	3,303,586
General Motors Co.	108,903	3,494,697
Tesla, Inc.*	199,397	52,890,054

		59,688,337

Distributors (0.1%)
Genuine Parts Co.	10,541	1,573,982
LKQ Corp.	19,687	928,242
Pool Corp.	3,000	954,630

		3,456,854

Hotels, Restaurants & Leisure (1.7%)
Booking Holdings, Inc.*	2,972	4,883,620
Caesars Entertainment, Inc.*	16,313	526,257
Carnival Corp.*	73,897	519,496
Chipotle Mexican Grill, Inc.*	2,084	3,131,752
Darden Restaurants, Inc.	9,032	1,140,922
Domino’s Pizza, Inc.	2,666	826,993
Expedia Group, Inc.*	11,496	1,077,060
Hilton Worldwide Holdings, Inc.	20,511	2,474,037
Las Vegas Sands Corp.*	24,672	925,694
Marriott International, Inc., Class A	20,886	2,926,964
McDonald’s Corp.	54,943	12,677,548
MGM Resorts International	23,770	706,444
Norwegian Cruise Line Holdings Ltd.(x)*	29,278	332,598
Royal Caribbean Cruises Ltd.*	15,773	597,797
Starbucks Corp.	86,282	7,270,121
Wynn Resorts Ltd.*	7,723	486,781
Yum! Brands, Inc.	21,296	2,264,617

		42,768,701

Household Durables (0.3%)
DR Horton, Inc.	24,196	1,629,601
Garmin Ltd.	11,746	943,321
Lennar Corp., Class A	18,782	1,400,198
Mohawk Industries, Inc.*	3,974	362,389
Newell Brands, Inc.	29,483	409,519
NVR, Inc.*	228	909,054
PulteGroup, Inc.	16,706	626,475
Whirlpool Corp.	4,012	540,858

		6,821,415

Internet & Direct Marketing Retail (3.1%)
Amazon.com, Inc.*	663,536	74,979,568
eBay, Inc.	41,052	1,511,124
Etsy, Inc.*	9,606	961,849

		77,452,541

Leisure Products (0.0%)†
Hasbro, Inc.	9,872	665,570

Multiline Retail (0.5%)
Dollar General Corp.	16,974	4,071,384
Dollar Tree, Inc.*	15,802	2,150,652
Target Corp.	34,879	5,175,695

		11,397,731

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	4,584	716,663
AutoZone, Inc.*	1,446	3,097,231
Bath & Body Works, Inc.	16,506	538,096
Best Buy Co., Inc.	15,050	953,267
CarMax, Inc.*	12,110	799,502
Home Depot, Inc. (The)	76,875	21,212,887
Lowe’s Cos., Inc.	47,848	8,986,333
O’Reilly Automotive, Inc.*	4,773	3,357,089
Ross Stores, Inc.	26,577	2,239,644
TJX Cos., Inc. (The)	87,658	5,445,315
Tractor Supply Co.	8,176	1,519,755
Ulta Beauty, Inc.*	3,827	1,535,354

		50,401,136

Textiles, Apparel & Luxury Goods (0.4%)
NIKE, Inc., Class B	94,650	7,867,308
Ralph Lauren Corp.	2,940	249,694
Tapestry, Inc.	19,284	548,244
VF Corp.	24,849	743,234

		9,408,480

Total Consumer Discretionary		264,219,044

Consumer Staples (6.2%)
Beverages (1.7%)
Brown-Forman Corp., Class B	13,475	897,031
Coca-Cola Co. (The)	291,201	16,313,080
Constellation Brands, Inc., Class A	11,861	2,724,234
Keurig Dr Pepper, Inc.	63,607	2,278,403
Molson Coors Beverage Co., Class B	14,351	688,704
Monster Beverage Corp.*	28,862	2,509,840
PepsiCo, Inc.	103,216	16,851,044

		42,262,336

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	33,200	15,679,364

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Kroger Co. (The)	48,053	$2,102,319
Sysco Corp.	38,054	2,690,798
Walgreens Boots Alliance, Inc.	54,158	1,700,561
Walmart, Inc.	106,712	13,840,547

		36,013,589

Food Products (1.0%)
Archer-Daniels-Midland Co.	41,981	3,377,371
Campbell Soup Co.	14,413	679,141
Conagra Brands, Inc.	36,972	1,206,396
General Mills, Inc.	44,673	3,422,399
Hershey Co. (The)	11,026	2,430,902
Hormel Foods Corp.	22,091	1,003,815
J M Smucker Co. (The)	7,950	1,092,409
Kellogg Co.	19,157	1,334,477
Kraft Heinz Co. (The)	59,632	1,988,727
Lamb Weston Holdings, Inc.	10,800	835,704
McCormick & Co., Inc. (Non-Voting)	18,899	1,346,932
Mondelez International, Inc., Class A	102,192	5,603,187
Tyson Foods, Inc., Class A	22,077	1,455,537

		25,776,997

Household Products (1.3%)
Church & Dwight Co., Inc.	18,136	1,295,636
Clorox Co. (The)	9,263	1,189,276
Colgate-Palmolive Co.	62,501	4,390,695
Kimberly-Clark Corp.	25,498	2,869,545
Procter & Gamble Co. (The)	178,988	22,597,235

		32,342,387

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	17,314	3,738,093

Tobacco (0.6%)
Altria Group, Inc.	135,014	5,451,865
Philip Morris International, Inc.	116,336	9,657,052

		15,108,917

Total Consumer Staples		155,242,319

Energy (4.2%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	75,744	1,587,594
Halliburton Co.	68,127	1,677,287
Schlumberger NV	105,596	3,790,896

		7,055,777

Oil, Gas & Consumable Fuels (3.9%)
APA Corp.	23,786	813,243
Chevron Corp.#	134,819	19,369,446
ConocoPhillips	95,305	9,753,514
Coterra Energy, Inc.	59,174	1,545,625
Devon Energy Corp.	49,022	2,947,693
Diamondback Energy, Inc.	13,307	1,602,961
EOG Resources, Inc.	43,756	4,888,858
EQT Corp.	27,677	1,127,838
Exxon Mobil Corp.	312,007	27,241,331
Hess Corp.	20,982	2,286,828
Kinder Morgan, Inc.	149,802	2,492,705
Marathon Oil Corp.	50,727	1,145,416
Marathon Petroleum Corp.	37,330	3,707,989
Occidental Petroleum Corp.	55,789	3,428,234
ONEOK, Inc.	32,891	1,685,335
Phillips 66	36,438	2,941,275
Pioneer Natural Resources Co.	17,868	3,868,958
Valero Energy Corp.	29,495	3,151,541
Williams Cos., Inc. (The)	91,908	2,631,326

		96,630,116

Total Energy		103,685,893

Financials (10.0%)
Banks (3.4%)
Bank of America Corp.	523,351	15,805,200
Citigroup, Inc.	144,928	6,039,150
Citizens Financial Group, Inc.	37,290	1,281,284
Comerica, Inc.	9,864	701,330
Fifth Third Bancorp	51,751	1,653,962
First Republic Bank	13,632	1,779,658
Huntington Bancshares, Inc.	109,118	1,438,175
JPMorgan Chase & Co.	219,722	22,960,949
KeyCorp	71,691	1,148,490
M&T Bank Corp.	13,171	2,322,311
PNC Financial Services Group, Inc. (The)‡	30,488	4,555,517
Regions Financial Corp.	71,443	1,433,861
Signature Bank	4,865	734,615
SVB Financial Group*	4,401	1,477,768
Truist Financial Corp.	99,332	4,324,915
US Bancorp	100,986	4,071,755
Wells Fargo & Co.	284,357	11,436,839
Zions Bancorp NA	10,739	546,186

		83,711,965

Capital Markets (2.7%)
Ameriprise Financial, Inc.	8,063	2,031,473
Bank of New York Mellon Corp. (The)	54,613	2,103,693
BlackRock, Inc.‡	11,286	6,210,460
Cboe Global Markets, Inc.	8,175	959,500
Charles Schwab Corp. (The)	114,314	8,215,747
CME Group, Inc.	26,846	4,755,232
FactSet Research Systems, Inc.	2,857	1,143,114
Franklin Resources, Inc.	21,262	457,558
Goldman Sachs Group, Inc. (The)	25,606	7,503,838
Intercontinental Exchange, Inc.	41,703	3,767,866
Invesco Ltd.	34,056	466,567
MarketAxess Holdings, Inc.	2,684	597,163
Moody’s Corp.	11,749	2,856,299
Morgan Stanley	100,252	7,920,911
MSCI, Inc.	6,012	2,535,802
Nasdaq, Inc.	24,935	1,413,316
Northern Trust Corp.	15,941	1,363,912
Raymond James Financial, Inc.	14,701	1,452,753
S&P Global, Inc.	25,507	7,788,563
State Street Corp.	27,432	1,668,140
T. Rowe Price Group, Inc.	17,032	1,788,530

		67,000,437

Consumer Finance (0.5%)
American Express Co.	44,903	6,057,864
Capital One Financial Corp.	28,605	2,636,523
Discover Financial Services	20,262	1,842,221
Synchrony Financial	35,169	991,414

		11,528,022

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	135,221	36,106,711

Insurance (2.0%)
Aflac, Inc.	42,845	2,407,889
Allstate Corp. (The)	20,053	2,497,200
American International Group, Inc.	56,928	2,702,942
Aon plc, Class A	15,766	4,223,238
Arthur J Gallagher & Co.	15,697	2,687,640
Assurant, Inc.	3,901	566,698
Brown & Brown, Inc.	17,915	1,083,499
Chubb Ltd.	31,235	5,681,022
Cincinnati Financial Corp.	11,919	1,067,585
Everest Re Group Ltd.	2,981	782,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Globe Life, Inc.	6,901	$688,030
Hartford Financial Services Group, Inc. (The)	23,967	1,484,516
Lincoln National Corp.	11,452	502,857
Loews Corp.	15,308	762,951
Marsh & McLennan Cos., Inc.	37,423	5,586,880
MetLife, Inc.	50,159	3,048,664
Principal Financial Group, Inc.	17,242	1,244,010
Progressive Corp. (The)	43,686	5,076,750
Prudential Financial, Inc.	27,906	2,393,777
Travelers Cos., Inc. (The)	17,820	2,730,024
W R Berkley Corp.	15,449	997,696
Willis Towers Watson plc	8,163	1,640,273

		49,856,475

Total Financials		248,203,610

Health Care (13.7%)
Biotechnology (2.0%)
AbbVie, Inc.	132,392	17,768,330
Amgen, Inc.	40,145	9,048,683
Biogen, Inc.*	10,933	2,919,111
Gilead Sciences, Inc.	93,666	5,778,256
Incyte Corp.*	13,802	919,765
Moderna, Inc.*	25,161	2,975,288
Regeneron Pharmaceuticals, Inc.*	7,973	5,492,361
Vertex Pharmaceuticals, Inc.*	19,303	5,588,991

		50,490,785

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	131,283	12,702,943
ABIOMED, Inc.*	3,385	831,559
Align Technology, Inc.*	5,445	1,127,714
Baxter International, Inc.	37,612	2,025,782
Becton Dickinson and Co.	21,295	4,745,165
Boston Scientific Corp.*	108,068	4,185,474
Cooper Cos., Inc. (The)	3,655	964,555
Dentsply Sirona, Inc.	17,189	487,308
Dexcom, Inc.*	29,318	2,361,272
Edwards Lifesciences Corp.*	46,399	3,833,949
Hologic, Inc.*	18,893	1,218,976
IDEXX Laboratories, Inc.*	6,189	2,016,376
Intuitive Surgical, Inc.*	26,769	5,017,581
Medtronic plc	99,324	8,020,413
ResMed, Inc.	10,933	2,386,674
STERIS plc	7,630	1,268,716
Stryker Corp.	25,141	5,092,058
Teleflex, Inc.	3,575	720,220
Zimmer Biomet Holdings, Inc.	15,816	1,653,563

		60,660,298

Health Care Providers & Services (3.3%)
AmerisourceBergen Corp.	11,692	1,582,278
Cardinal Health, Inc.	20,573	1,371,808
Centene Corp.*	42,675	3,320,542
Cigna Corp.	22,843	6,338,247
CVS Health Corp.	98,504	9,394,326
DaVita, Inc.*	4,231	350,200
Elevance Health, Inc.	17,983	8,168,598
HCA Healthcare, Inc.	16,115	2,961,776
Henry Schein, Inc.*	9,759	641,849
Humana, Inc.	9,551	4,634,050
Laboratory Corp. of America Holdings	6,710	1,374,275
McKesson Corp.	10,672	3,627,093
Molina Healthcare, Inc.*	4,371	1,441,731
Quest Diagnostics, Inc.	8,459	1,037,835
UnitedHealth Group, Inc.	70,011	35,358,355
Universal Health Services, Inc., Class B	4,879	430,230

		82,033,193

Life Sciences Tools & Services (1.7%)
Agilent Technologies, Inc.	22,385	2,720,897
Bio-Rad Laboratories, Inc., Class A*	1,545	644,481
Bio-Techne Corp.	2,902	824,168
Charles River Laboratories International, Inc.*	3,648	717,926
Danaher Corp.	49,013	12,659,568
Illumina, Inc.*	11,833	2,257,618
IQVIA Holdings, Inc.*	13,809	2,501,362
Mettler-Toledo International, Inc.*	1,660	1,799,639
PerkinElmer, Inc.	9,697	1,166,840
Thermo Fisher Scientific, Inc.	29,340	14,880,955
Waters Corp.*	4,479	1,207,225
West Pharmaceutical Services, Inc.	5,597	1,377,310

		42,757,989

Pharmaceuticals (4.2%)
Bristol-Myers Squibb Co.	159,912	11,368,144
Catalent, Inc.*	13,760	995,674
Eli Lilly and Co.	59,077	19,102,548
Johnson & Johnson	196,832	32,154,475
Merck & Co., Inc.	189,652	16,332,830
Organon & Co.	19,539	457,212
Pfizer, Inc.	420,255	18,390,359
Viatris, Inc.	87,680	747,034
Zoetis, Inc.	35,096	5,204,386

		104,752,662

Total Health Care		340,694,927

Industrials (7.1%)
Aerospace & Defense (1.5%)
Boeing Co. (The)*	41,926	5,076,400
General Dynamics Corp.	16,830	3,570,821
Howmet Aerospace, Inc.	27,432	848,472
Huntington Ingalls Industries, Inc.	3,006	665,829
L3Harris Technologies, Inc.	14,278	2,967,397
Lockheed Martin Corp.	17,671	6,826,131
Northrop Grumman Corp.	10,898	5,125,547
Raytheon Technologies Corp.	110,224	9,022,937
Textron, Inc.	15,342	893,825
TransDigm Group, Inc.	3,865	2,028,429

		37,025,788

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	9,067	873,243
Expeditors International of Washington, Inc.	11,985	1,058,395
FedEx Corp.	18,076	2,683,744
United Parcel Service, Inc., Class B	54,798	8,852,069

		13,467,451

Airlines (0.2%)
Alaska Air Group, Inc.*	9,176	359,240
American Airlines Group, Inc.(x)*	47,945	577,258
Delta Air Lines, Inc.*	48,867	1,371,208
Southwest Airlines Co.*	44,807	1,381,848
United Airlines Holdings, Inc.*	24,476	796,204

		4,485,758

Building Products (0.4%)
A O Smith Corp.	9,580	465,397
Allegion plc	6,455	578,885
Carrier Global Corp.	62,712	2,230,039
Fortune Brands Home & Security, Inc.	9,138	490,619
Johnson Controls International plc	51,806	2,549,891
Masco Corp.	17,113	799,006

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Trane Technologies plc	17,419	$2,522,445

		9,636,282

Commercial Services & Supplies (0.4%)
Cintas Corp.	6,407	2,487,133
Copart, Inc.*	16,150	1,718,360
Republic Services, Inc.	15,250	2,074,610
Rollins, Inc.	16,911	586,474
Waste Management, Inc.	28,087	4,499,818

		11,366,395

Construction & Engineering (0.0%)†
Quanta Services, Inc.	10,719	1,365,493

Electrical Equipment (0.5%)
AMETEK, Inc.	17,217	1,952,580
Eaton Corp. plc	29,758	3,968,527
Emerson Electric Co.	44,215	3,237,422
Generac Holdings, Inc.*	4,807	856,319
Rockwell Automation, Inc.	8,641	1,858,766

		11,873,614

Industrial Conglomerates (0.7%)
3M Co.	41,446	4,579,783
General Electric Co.	82,117	5,083,863
Honeywell International, Inc.	50,403	8,415,789

		18,079,435

Machinery (1.5%)
Caterpillar, Inc.	39,434	6,470,331
Cummins, Inc.	10,698	2,177,150
Deere & Co.	20,828	6,954,261
Dover Corp.	11,005	1,282,963
Fortive Corp.	26,237	1,529,617
IDEX Corp.	5,499	1,098,975
Illinois Tool Works, Inc.	21,131	3,817,315
Ingersoll Rand, Inc.	30,257	1,308,918
Nordson Corp.	3,994	847,806
Otis Worldwide Corp.	31,926	2,036,879
PACCAR, Inc.	26,224	2,194,687
Parker-Hannifin Corp.	9,485	2,298,310
Pentair plc	12,233	497,027
Snap-on, Inc.	4,067	818,890
Stanley Black & Decker, Inc.	10,780	810,764
Westinghouse Air Brake Technologies Corp.#	13,709	1,115,227
Xylem, Inc.	13,528	1,181,806

		36,440,926

Professional Services (0.4%)
CoStar Group, Inc.*	29,643	2,064,635
Equifax, Inc.	9,139	1,566,699
Jacobs Solutions, Inc.	9,682	1,050,400
Leidos Holdings, Inc.	10,067	880,561
Nielsen Holdings plc	26,850	744,282
Robert Half International, Inc.	8,318	636,327
Verisk Analytics, Inc.	11,740	2,002,022

		8,944,926

Road & Rail (0.8%)
CSX Corp.	160,005	4,262,533
JB Hunt Transport Services, Inc.	6,259	979,033
Norfolk Southern Corp.	17,508	3,670,552
Old Dominion Freight Line, Inc.	6,745	1,677,954
Union Pacific Corp.	46,597	9,078,027

		19,668,099

Trading Companies & Distributors (0.2%)
Fastenal Co.	42,414	1,952,741
United Rentals, Inc.*	5,287	1,428,124
WW Grainger, Inc.	3,390	1,658,354

		5,039,219

Total Industrials		177,393,386

Information Technology (23.9%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	18,452	2,083,046
Cisco Systems, Inc.	309,984	12,399,360
F5, Inc.*	4,276	618,866
Juniper Networks, Inc.	24,108	629,701
Motorola Solutions, Inc.	12,486	2,796,489

		18,527,462

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	44,480	2,978,381
CDW Corp.	10,202	1,592,328
Corning, Inc.	56,682	1,644,912
Keysight Technologies, Inc.*	13,559	2,133,644
TE Connectivity Ltd.	24,011	2,649,854
Teledyne Technologies, Inc.*	3,464	1,168,996
Trimble, Inc.*	18,424	999,870
Zebra Technologies Corp., Class A*	3,875	1,015,289

		14,183,274

IT Services (4.0%)
Accenture plc, Class A	47,474	12,215,060
Akamai Technologies, Inc.*	11,899	955,728
Automatic Data Processing, Inc.	31,152	7,046,271
Broadridge Financial Solutions, Inc.	8,944	1,290,798
Cognizant Technology Solutions Corp., Class A	38,737	2,225,053
DXC Technology Co.*	17,219	421,521
EPAM Systems, Inc.*	4,273	1,547,638
Fidelity National Information Services, Inc.	45,557	3,442,742
Fiserv, Inc.*	47,882	4,480,319
FleetCor Technologies, Inc.*	5,475	964,531
Gartner, Inc.*	5,932	1,641,325
Global Payments, Inc.	20,533	2,218,591
International Business Machines Corp.	67,680	8,041,061
Jack Henry & Associates, Inc.	5,537	1,009,229
Mastercard, Inc., Class A	63,858	18,157,384
Paychex, Inc.	23,977	2,690,459
PayPal Holdings, Inc.*	86,461	7,441,698
VeriSign, Inc.*	6,983	1,212,947
Visa, Inc., Class A	122,404	21,745,071

		98,747,426

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Micro Devices, Inc.*	120,899	7,660,161
Analog Devices, Inc.	39,008	5,435,375
Applied Materials, Inc.	65,115	5,334,872
Broadcom, Inc.	30,231	13,422,866
Enphase Energy, Inc.*	10,095	2,801,060
Intel Corp.	307,515	7,924,662
KLA Corp.	10,616	3,212,720
Lam Research Corp.	10,199	3,732,834
Microchip Technology, Inc.	41,181	2,513,276
Micron Technology, Inc.	82,166	4,116,517
Monolithic Power Systems, Inc.	3,330	1,210,122
NVIDIA Corp.	187,461	22,755,891
NXP Semiconductors NV	19,729	2,910,225
ON Semiconductor Corp.*	32,819	2,045,608
Qorvo, Inc.*	7,611	604,389
QUALCOMM, Inc.	84,131	9,505,120
Skyworks Solutions, Inc.	12,263	1,045,666
SolarEdge Technologies, Inc.*	4,233	979,770
Teradyne, Inc.	11,710	880,006
Texas Instruments, Inc.	68,368	10,581,999

		108,673,139

Software (7.7%)
Adobe, Inc.*	35,036	9,641,907
ANSYS, Inc.*	6,601	1,463,442

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Autodesk, Inc.*	16,242	$3,034,006
Cadence Design Systems, Inc.*	20,554	3,359,140
Ceridian HCM Holding, Inc.*	11,458	640,273
Fortinet, Inc.*	48,753	2,395,235
Intuit, Inc.	21,107	8,175,163
Microsoft Corp.	558,349	130,039,482
NortonLifeLock, Inc.	45,188	910,086
Oracle Corp.	113,720	6,944,880
Paycom Software, Inc.*	3,653	1,205,454
PTC, Inc.*	7,895	825,817
Roper Technologies, Inc.	7,854	2,824,613
Salesforce, Inc.*	74,569	10,726,005
ServiceNow, Inc.*	15,122	5,710,218
Synopsys, Inc.*	11,432	3,492,590
Tyler Technologies, Inc.*	3,133	1,088,718

		192,477,029

Technology Hardware, Storage & Peripherals (6.5%)
Apple, Inc.	1,130,938	156,295,632
Hewlett Packard Enterprise Co.	96,129	1,151,625
HP, Inc.	68,129	1,697,775
NetApp, Inc.	16,633	1,028,751
Seagate Technology Holdings plc	14,161	753,790
Western Digital Corp.*	23,539	766,194

		161,693,767

Total Information Technology		594,302,097

Materials (2.3%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	16,556	3,853,078
Albemarle Corp.	8,892	2,351,400
Celanese Corp.	7,463	674,207
CF Industries Holdings, Inc.	14,709	1,415,741
Corteva, Inc.	53,792	3,074,213
Dow, Inc.	53,092	2,332,332
DuPont de Nemours, Inc.	37,574	1,893,730
Eastman Chemical Co.	8,846	628,508
Ecolab, Inc.	18,803	2,715,529
FMC Corp.	9,568	1,011,338
International Flavors & Fragrances, Inc.	18,792	1,706,877
Linde plc	37,296	10,054,629
LyondellBasell Industries NV, Class A	19,080	1,436,342
Mosaic Co. (The)	25,848	1,249,234
PPG Industries, Inc.	17,603	1,948,476
Sherwin-Williams Co. (The)	17,574	3,598,277

		39,943,911

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	4,767	1,535,403
Vulcan Materials Co.	10,139	1,599,022

		3,134,425

Containers & Packaging (0.3%)
Amcor plc	111,181	1,192,972
Avery Dennison Corp.	6,266	1,019,478
Ball Corp.	23,748	1,147,503
International Paper Co.	26,440	838,148
Packaging Corp. of America	7,062	792,992
Sealed Air Corp.	10,973	488,408
Westrock Co.	18,705	577,798

		6,057,299

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	107,056	2,925,841
Newmont Corp.	60,214	2,530,794
Nucor Corp.	19,414	2,077,104

		7,533,739

Total Materials		56,669,374

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
Alexandria Real Estate Equities, Inc. (REIT)	11,327	1,587,932
American Tower Corp. (REIT)	34,934	7,500,330
AvalonBay Communities, Inc. (REIT)	10,315	1,899,920
Boston Properties, Inc. (REIT)	10,314	773,241
Camden Property Trust (REIT)	7,978	952,972
Crown Castle, Inc. (REIT)	32,344	4,675,325
Digital Realty Trust, Inc. (REIT)	21,752	2,157,363
Duke Realty Corp. (REIT)	29,014	1,398,475
Equinix, Inc. (REIT)	6,799	3,867,543
Equity Residential (REIT)	25,067	1,685,004
Essex Property Trust, Inc. (REIT)	4,897	1,186,200
Extra Space Storage, Inc. (REIT)	10,005	1,727,964
Federal Realty Investment Trust (REIT)	5,342	481,421
Healthpeak Properties, Inc. (REIT)	41,460	950,263
Host Hotels & Resorts, Inc. (REIT)	53,586	850,946
Invitation Homes, Inc. (REIT)	43,409	1,465,922
Iron Mountain, Inc. (REIT)	21,907	963,251
Kimco Realty Corp. (REIT)	47,052	866,227
Mid-America Apartment Communities, Inc. (REIT)	8,585	1,331,276
Prologis, Inc. (REIT)	55,332	5,621,731
Public Storage (REIT)	11,827	3,463,064
Realty Income Corp. (REIT)	46,235	2,690,877
Regency Centers Corp. (REIT)	11,598	624,552
SBA Communications Corp. (REIT)	8,043	2,289,440
Simon Property Group, Inc. (REIT)	24,839	2,229,300
UDR, Inc. (REIT)	23,033	960,706
Ventas, Inc. (REIT)	30,174	1,212,090
VICI Properties, Inc. (REIT)	72,985	2,178,602
Vornado Realty Trust (REIT)	13,066	302,609
Welltower, Inc. (REIT)	34,690	2,231,261
Weyerhaeuser Co. (REIT)	54,693	1,562,032

		61,687,839

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	24,164	1,631,311

Total Real Estate		63,319,150

Utilities (2.8%)
Electric Utilities (1.8%)
Alliant Energy Corp.	18,738	992,927
American Electric Power Co., Inc.	38,363	3,316,481
Constellation Energy Corp.	24,922	2,073,261
Duke Energy Corp.	57,507	5,349,301
Edison International	28,895	1,634,879
Entergy Corp.	15,191	1,528,670
Evergy, Inc.	17,166	1,019,661
Eversource Energy	25,795	2,010,978
Exelon Corp.	74,278	2,782,454
FirstEnergy Corp.	40,638	1,503,606
NextEra Energy, Inc.	147,335	11,552,537
NRG Energy, Inc.	17,391	665,554
PG&E Corp.*	120,486	1,506,075
Pinnacle West Capital Corp.	8,010	516,725
PPL Corp.	53,951	1,367,658
Southern Co. (The)	79,373	5,397,364
Xcel Energy, Inc.	41,432	2,651,648

		45,869,779

Gas Utilities (0.0%)†
Atmos Energy Corp.	10,483	1,067,693

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	48,942	$1,106,089

Multi-Utilities (0.8%)
Ameren Corp.	19,694	1,586,352
CenterPoint Energy, Inc.	47,560	1,340,241
CMS Energy Corp.	21,247	1,237,425
Consolidated Edison, Inc.	26,704	2,290,135
Dominion Energy, Inc.	62,324	4,307,212
DTE Energy Co.	14,417	1,658,676
NiSource, Inc.	30,596	770,713
Public Service Enterprise Group, Inc.	37,247	2,094,399
Sempra Energy	23,658	3,547,280
WEC Energy Group, Inc.	23,295	2,083,272

		20,915,705

Water Utilities (0.1%)
American Water Works Co., Inc.	13,699	1,783,062

Total Utilities		70,742,328

Total Common Stocks (90.6%) (Cost $830,772,634)		2,256,480,120

SHORT-TERM INVESTMENTS:
Investment Company (2.3%)
JPMorgan Prime Money Market Fund, IM Shares	57,349,867	57,372,807

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)†
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,091,877, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $1,113,439.(xx)	$1,091,607	1,091,607

Total Short-Term Investments (2.3%) (Cost $58,479,368)		58,464,414

Total Investments in Securities (92.9%) (Cost $889,252,002)		2,314,944,534
Other Assets Less Liabilities (7.1%)		177,101,775

Net Assets (100%)		$2,492,046,309

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,902,420.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)	At September 30, 2022, the Portfolio had loaned securities with a total value of $979,323. This was collateralized by cash of $1,091,607 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	21,178	4,765,558	—	(462,639)	343,392	(1,481,894)	3,164,417	96,842	—
Capital Markets
BlackRock, Inc.	7,864	7,416,036	287,677	(511,075)	370,385	(3,235,621)	4,327,402	112,738	—

Total		12,181,594	287,677	(973,714)	713,777	(4,717,515)	7,491,819	209,580	—

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	192	12/2022	USD	34,574,400	(4,291,764)

					(4,291,764)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$182,007,992	$—	$—	$182,007,992
Consumer Discretionary	264,219,044	—	—	264,219,044
Consumer Staples	155,242,319	—	—	155,242,319
Energy	103,685,893	—	—	103,685,893
Financials	248,203,610	—	—	248,203,610
Health Care	340,694,927	—	—	340,694,927
Industrials	177,393,386	—	—	177,393,386
Information Technology	594,302,097	—	—	594,302,097
Materials	56,669,374	—	—	56,669,374
Real Estate	63,319,150	—	—	63,319,150
Utilities	70,742,328	—	—	70,742,328
Short-Term Investments
Investment Company	57,372,807	—	—	57,372,807
Repurchase Agreement	—	1,091,607	—	1,091,607

Total Assets	$2,313,852,927	$1,091,607	$—	$2,314,944,534

Liabilities:
Futures	$(4,291,764)	$—	$—	$(4,291,764)

Total Liabilities	$(4,291,764)	$—	$—	$(4,291,764)

Total	$2,309,561,163	$1,091,607	$—	$2,310,652,770

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,481,464,071
Aggregate gross unrealized depreciation	(65,057,945)

Net unrealized appreciation	$1,416,406,126

Federal income tax cost of investments in securities and derivative instruments, if applicable	$894,246,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.6%)
Diversified Telecommunication Services (0.5%)
Frontier Communications Parent, Inc.*	28,515	$668,107
Iridium Communications, Inc.*	16,265	721,678

		1,389,785

Entertainment (0.1%)
World Wrestling Entertainment, Inc., Class A	5,490	385,233

Interactive Media & Services (0.3%)
TripAdvisor, Inc.*	13,344	294,635
Ziff Davis, Inc.*	6,018	412,113

		706,748

Media (0.7%)
Cable One, Inc.(x)	625	533,156
John Wiley & Sons, Inc., Class A	5,506	206,805
New York Times Co. (The), Class A	21,196	609,385
TEGNA, Inc.	28,591	591,262

		1,940,608

Total Communication Services		4,422,374

Consumer Discretionary (12.3%)
Auto Components (1.2%)
Adient plc*	12,053	334,471
Dana, Inc.	16,343	186,800
Fox Factory Holding Corp.*	5,374	424,976
Gentex Corp.	30,034	716,011
Goodyear Tire & Rubber Co. (The)*	36,012	363,361
Lear Corp.	7,606	910,362
Visteon Corp.*	3,577	379,377

		3,315,358

Automobiles (0.4%)
Harley-Davidson, Inc.	17,038	594,286
Thor Industries, Inc.	6,985	488,810

		1,083,096

Diversified Consumer Services (1.0%)
Graham Holdings Co., Class B	496	266,838
Grand Canyon Education, Inc.*	4,079	335,498
H&R Block, Inc.	20,441	869,560
Service Corp. International	20,197	1,166,175

		2,638,071

Hotels, Restaurants & Leisure (2.5%)
Boyd Gaming Corp.	10,460	498,419
Choice Hotels International, Inc.	3,715	406,867
Churchill Downs, Inc.	4,250	782,637
Cracker Barrel Old Country Store, Inc.	2,920	270,334
Light & Wonder, Inc.*	12,083	518,119
Marriott Vacations Worldwide Corp.	5,032	613,199
Papa John’s International, Inc.	4,183	292,852
Penn Entertainment, Inc.*	20,311	558,756
Texas Roadhouse, Inc.	8,564	747,295
Travel + Leisure Co.	10,738	366,380
Wendy’s Co. (The)	21,765	406,788
Wingstop, Inc.	3,812	478,101
Wyndham Hotels & Resorts, Inc.	11,570	709,819

		6,649,566

Household Durables (1.2%)
Helen of Troy Ltd.*	3,078	296,842
KB Home	10,822	280,506
Leggett & Platt, Inc.	16,988	564,341
Taylor Morrison Home Corp., Class A*	14,559	339,516
Tempur Sealy International, Inc.	22,057	532,456
Toll Brothers, Inc.	13,697	575,274
TopBuild Corp.*	4,147	683,343

		3,272,278

Leisure Products (1.1%)
Brunswick Corp.	9,526	623,477
Mattel, Inc.*	45,213	856,334
Polaris, Inc.	7,160	684,854
Topgolf Callaway Brands Corp.*	17,751	341,884
YETI Holdings, Inc.*	10,956	312,465

		2,819,014

Multiline Retail (0.6%)
Kohl’s Corp.	16,380	411,957
Macy’s, Inc.	34,551	541,414
Nordstrom, Inc.(x)	14,371	240,427
Ollie’s Bargain Outlet Holdings, Inc.*	7,411	382,408

		1,576,206

Specialty Retail (2.6%)
AutoNation, Inc.*	4,948	504,053
Dick’s Sporting Goods, Inc.(x)	7,289	762,721
Five Below, Inc.*	7,108	978,558
Foot Locker, Inc.	10,290	320,328
GameStop Corp., Class A(x)*	32,376	813,609
Gap, Inc. (The)	27,856	228,698
Lithia Motors, Inc., Class A	3,526	756,503
Murphy USA, Inc.	2,752	756,552
RH*	2,561	630,185
Victoria’s Secret & Co.*	10,642	309,895
Williams-Sonoma, Inc.	8,808	1,038,023

		7,099,125

Textiles, Apparel & Luxury Goods (1.7%)
Capri Holdings Ltd.*	17,681	679,658
Carter’s, Inc.	4,995	327,322
Columbia Sportswear Co.	4,533	305,071
Crocs, Inc.*	7,870	540,354
Deckers Outdoor Corp.*	3,399	1,062,561
Hanesbrands, Inc.(x)	44,343	308,627
PVH Corp.	8,578	384,294
Skechers USA, Inc., Class A*	17,234	546,663
Under Armour, Inc., Class A*	24,170	160,731
Under Armour, Inc., Class C*	25,568	152,385

		4,467,666

Total Consumer Discretionary		32,920,380

Consumer Staples (3.6%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	1,233	399,060
Celsius Holdings, Inc.*	5,135	465,642
Coca-Cola Consolidated, Inc.	590	242,921

		1,107,623

Food & Staples Retailing (1.4%)
BJ’s Wholesale Club Holdings, Inc.*	17,316	1,260,778
Casey’s General Stores, Inc.	4,762	964,400
Grocery Outlet Holding Corp.*	11,322	376,910
Performance Food Group Co.*	19,855	852,772
Sprouts Farmers Market, Inc.*	13,764	381,951

		3,836,811

Food Products (1.4%)
Darling Ingredients, Inc.*	20,542	1,358,853
Flowers Foods, Inc.	24,717	610,263
Ingredion, Inc.	8,393	675,805
Lancaster Colony Corp.	2,519	378,555
Pilgrim’s Pride Corp.*	5,818	133,930
Post Holdings, Inc.*	6,966	570,585

		3,727,991

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.1%)
Energizer Holdings, Inc.	8,421	$211,704

Personal Products (0.3%)
BellRing Brands, Inc.*	17,350	357,583
Coty, Inc., Class A*	46,224	292,136
Nu Skin Enterprises, Inc., Class A	6,478	216,171

		865,890

Total Consumer Staples		9,750,019

Energy (3.6%)
Energy Equipment & Services (0.5%)
ChampionX Corp.	25,943	507,705
NOV, Inc.	50,300	813,854

		1,321,559

Oil, Gas & Consumable Fuels (3.1%)
Antero Midstream Corp.	42,901	393,831
CNX Resources Corp.*	24,268	376,882
DT Midstream, Inc.	12,367	641,724
Equitrans Midstream Corp.	55,437	414,669
HF Sinclair Corp.	18,610	1,001,962
Matador Resources Co.	14,455	707,139
Murphy Oil Corp.	18,683	657,081
PDC Energy, Inc.	12,422	717,867
Range Resources Corp.	31,740	801,752
Southwestern Energy Co.*	142,736	873,544
Targa Resources Corp.	29,019	1,751,007

		8,337,458

Total Energy		9,659,017

Financials (14.2%)
Banks (6.8%)
Associated Banc-Corp.	19,069	382,905
Bank of Hawaii Corp.	5,115	389,354
Bank OZK	14,245	563,532
Cadence Bank	20,959	532,568
Cathay General Bancorp	9,533	366,639
Commerce Bancshares, Inc.	13,974	924,520
Cullen/Frost Bankers, Inc.	8,214	1,086,055
East West Bancorp, Inc.	18,051	1,211,944
First Financial Bankshares, Inc.	16,741	700,276
First Horizon Corp.	68,734	1,574,009
FNB Corp.	44,927	521,153
Fulton Financial Corp.	21,437	338,705
Glacier Bancorp, Inc.	14,190	697,155
Hancock Whitney Corp.	10,980	502,994
Home BancShares, Inc.	24,443	550,212
International Bancshares Corp.	6,777	288,022
Old National Bancorp	37,417	616,258
PacWest Bancorp	15,150	342,390
Pinnacle Financial Partners, Inc.	9,775	792,752
Prosperity Bancshares, Inc.	11,684	779,089
Synovus Financial Corp.	18,594	697,461
Texas Capital Bancshares, Inc.*	6,390	377,202
UMB Financial Corp.	5,633	474,806
Umpqua Holdings Corp.	27,654	472,607
United Bankshares, Inc.	17,240	616,330
Valley National Bancorp	53,684	579,787
Washington Federal, Inc.	8,367	250,843
Webster Financial Corp.	22,523	1,018,040
Wintrust Financial Corp.	7,786	634,948

		18,282,556

Capital Markets (1.7%)
Affiliated Managers Group, Inc.	4,897	547,729
Evercore, Inc., Class A	4,613	379,419
Federated Hermes, Inc., Class B	10,846	359,220
Interactive Brokers Group, Inc., Class A	13,174	841,950
Janus Henderson Group plc	16,976	344,783
Jefferies Financial Group, Inc.	23,821	702,719
SEI Investments Co.	13,190	646,970
Stifel Financial Corp.	13,597	705,820

		4,528,610

Consumer Finance (0.5%)
Bread Financial Holdings, Inc.	6,378	200,588
FirstCash Holdings, Inc.	4,880	357,948
Navient Corp.	14,175	208,231
SLM Corp.	32,202	450,506

		1,217,273

Diversified Financial Services (0.3%)
Voya Financial, Inc.(x)	12,543	758,851

Insurance (4.0%)
Alleghany Corp.*	1,724	1,447,074
American Financial Group, Inc.	8,946	1,099,732
Brighthouse Financial, Inc.*	9,200	399,464
CNO Financial Group, Inc.	14,654	263,332
First American Financial Corp.	13,343	615,112
Hanover Insurance Group, Inc. (The)	4,545	582,396
Kemper Corp.	8,179	337,466
Kinsale Capital Group, Inc.	2,751	702,661
Old Republic International Corp.	36,718	768,508
Primerica, Inc.	4,797	592,190
Reinsurance Group of America, Inc.	8,583	1,079,827
RenaissanceRe Holdings Ltd.	5,598	785,903
RLI Corp.	5,211	533,502
Selective Insurance Group, Inc.	7,706	627,268
Unum Group	24,082	934,382

		10,768,817

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
Annaly Capital Management,
Inc. (REIT)(x)	55,218	947,541

Thrifts & Mortgage Finance (0.6%)
Essent Group Ltd.	13,730	478,765
MGIC Investment Corp.	38,870	498,313
New York Community Bancorp, Inc.(x)	59,581	508,226

		1,485,304

Total Financials		37,988,952

Health Care (9.4%)
Biotechnology (1.6%)
Arrowhead Pharmaceuticals, Inc.*	13,485	445,679
Exelixis, Inc.*	41,057	643,774
Halozyme Therapeutics, Inc.*	17,634	697,248
Neurocrine Biosciences, Inc.*	12,250	1,301,072
United Therapeutics Corp.*	5,820	1,218,592

		4,306,365

Health Care Equipment & Supplies (3.5%)
Enovis Corp.*	6,072	279,737
Envista Holdings Corp.*	20,836	683,629
Globus Medical, Inc., Class A*	9,868	587,837
Haemonetics Corp.*	6,596	488,302
ICU Medical, Inc.*	2,554	384,632
Inari Medical, Inc.*	6,155	447,099
Integra LifeSciences Holdings Corp.*	9,377	397,210
LivaNova plc*	6,892	349,907
Masimo Corp.*	6,190	873,780
Neogen Corp.*	27,637	386,089
NuVasive, Inc.*	6,708	293,877
Omnicell, Inc.*	5,644	491,197
Penumbra, Inc.*	4,853	920,129
QuidelOrtho Corp.*	6,947	496,572

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Shockwave Medical, Inc.*	4,598	$1,278,566
STAAR Surgical Co.*	6,171	435,364
Tandem Diabetes Care, Inc.*	8,254	394,954

		9,188,881

Health Care Providers & Services (2.4%)
Acadia Healthcare Co., Inc.*	11,612	907,826
Amedisys, Inc.*	4,147	401,388
Chemed Corp.	1,909	833,393
Encompass Health Corp.	12,754	576,864
HealthEquity, Inc.*	10,788	724,630
LHC Group, Inc.*	3,964	648,748
Option Care Health, Inc.*	19,801	623,138
Patterson Cos., Inc.	11,097	266,550
Progyny, Inc.*	9,554	354,071
R1 RCM, Inc.*	17,690	327,796
Tenet Healthcare Corp.*	13,799	711,752

		6,376,156

Life Sciences Tools & Services (1.3%)
Azenta, Inc.	9,558	409,656
Bruker Corp.	12,917	685,376
Medpace Holdings, Inc.*	3,216	505,459
Repligen Corp.*	6,610	1,236,797
Sotera Health Co.*	12,630	86,136
Syneos Health, Inc.*	13,131	619,127

		3,542,551

Pharmaceuticals (0.6%)
Jazz Pharmaceuticals plc*	8,007	1,067,253
Perrigo Co. plc	17,201	613,388

		1,680,641

Total Health Care		25,094,594

Industrials (17.1%)
Aerospace & Defense (1.2%)
Axon Enterprise, Inc.*	8,649	1,001,122
Curtiss-Wright Corp.	4,914	683,832
Hexcel Corp.	10,739	555,421
Mercury Systems, Inc.*	7,311	296,827
Woodward, Inc.	7,707	618,564

		3,155,766

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	15,194	532,702

Airlines (0.1%)
JetBlue Airways Corp.*	42,161	279,527

Building Products (2.2%)
Builders FirstSource, Inc.*	19,993	1,177,988
Carlisle Cos., Inc.	6,625	1,857,716
Lennox International, Inc.	4,130	919,627
Owens Corning	12,327	969,025
Simpson Manufacturing Co., Inc.	5,498	431,043
Trex Co., Inc.*	14,124	620,609

		5,976,008

Commercial Services & Supplies (1.3%)
Brink’s Co. (The)	6,065	293,789
Clean Harbors, Inc.*	6,415	705,522
IAA, Inc.*	17,104	544,762
MillerKnoll, Inc.	9,707	151,429
MSA Safety, Inc.	4,723	516,129
Stericycle, Inc.*	11,760	495,214
Tetra Tech, Inc.	6,830	877,860

		3,584,705

Construction & Engineering (1.8%)
AECOM	17,888	1,223,003
Dycom Industries, Inc.*	3,764	359,575
EMCOR Group, Inc.	6,321	729,949
Fluor Corp.*	18,096	450,409
MasTec, Inc.*	7,294	463,169
MDU Resources Group, Inc.	26,020	711,647
Valmont Industries, Inc.	2,728	732,795

		4,670,547

Electrical Equipment (2.1%)
Acuity Brands, Inc.	4,190	659,799
EnerSys	5,200	302,484
Hubbell, Inc.	6,876	1,533,348
nVent Electric plc	21,280	672,661
Regal Rexnord Corp.	8,515	1,195,165
SunPower Corp.(x)*	11,039	254,339
Sunrun, Inc.*	27,310	753,483
Vicor Corp.*	2,890	170,915

		5,542,194

Machinery (3.9%)
AGCO Corp.	7,960	765,513
Chart Industries, Inc.*	4,592	846,535
Crane Holdings Co.	6,083	532,506
Donaldson Co., Inc.	15,815	775,093
Esab Corp.	5,881	196,190
Flowserve Corp.	16,657	404,765
Graco, Inc.	21,662	1,298,637
ITT, Inc.	10,594	692,212
Kennametal, Inc.	10,419	214,423
Lincoln Electric Holdings, Inc.	7,419	932,717
Middleby Corp. (The)*	6,903	884,758
Oshkosh Corp.	8,374	588,608
Terex Corp.	8,685	258,292
Timken Co. (The)	8,561	505,441
Toro Co. (The)	13,395	1,158,400
Watts Water Technologies, Inc., Class A	3,488	438,546

		10,492,636

Marine (0.2%)
Kirby Corp.*	7,673	466,288

Professional Services (1.6%)
ASGN, Inc.*	6,431	581,170
CACI International, Inc., Class A*	2,997	782,397
FTI Consulting, Inc.*	4,409	730,615
Insperity, Inc.	4,544	463,897
KBR, Inc.	17,810	769,748
ManpowerGroup, Inc.	6,628	428,765
Science Applications International Corp.	7,129	630,418

		4,387,010

Road & Rail (1.6%)
Avis Budget Group, Inc.*	3,694	548,411
Knight-Swift Transportation Holdings, Inc.	20,580	1,006,979
Landstar System, Inc.	4,666	673,631
Ryder System, Inc.	6,520	492,195
Saia, Inc.*	3,375	641,250
Werner Enterprises, Inc.	7,555	284,068
XPO Logistics, Inc.*	14,736	656,047

		4,302,581

Trading Companies & Distributors (0.9%)
GATX Corp.	4,517	384,622
MSC Industrial Direct Co., Inc., Class A	6,015	437,952
Univar Solutions, Inc.*	21,366	485,863
Watsco, Inc.	4,254	1,095,235

		2,403,672

Total Industrials		45,793,636

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (11.4%)
Communications Equipment (0.8%)
Calix, Inc.*	7,307	$446,750
Ciena Corp.*	19,176	775,286
Lumentum Holdings, Inc.*	8,822	604,925
Viasat, Inc.*	9,784	295,770

		2,122,731

Electronic Equipment, Instruments & Components (2.7%)
Arrow Electronics, Inc.*	8,220	757,802
Avnet, Inc.	12,126	437,991
Belden, Inc.	5,576	334,671
Cognex Corp.	22,211	920,646
Coherent Corp.*	16,523	575,827
IPG Photonics Corp.*	4,244	357,981
Jabil, Inc.	17,620	1,016,850
Littelfuse, Inc.	3,164	628,655
National Instruments Corp.	16,951	639,731
Novanta, Inc.*	4,557	527,017
TD SYNNEX Corp.	5,419	439,969
Vishay Intertechnology, Inc.	16,641	296,043
Vontier Corp.	20,231	338,060

		7,271,243

IT Services (1.8%)
Concentrix Corp.	5,467	610,281
Euronet Worldwide, Inc.*	6,033	457,060
ExlService Holdings, Inc.*	4,222	622,154
Genpact Ltd.	21,622	946,395
Kyndryl Holdings, Inc.(x)*	26,142	216,194
Maximus, Inc.	7,757	448,898
Sabre Corp.*	42,138	217,011
Western Union Co. (The)	49,364	666,414
WEX, Inc.*	5,659	718,353

		4,902,760

Semiconductors & Semiconductor Equipment (3.1%)
Amkor Technology, Inc.	12,859	219,246
Cirrus Logic, Inc.*	7,165	492,952
First Solar, Inc.*	12,698	1,679,564
Lattice Semiconductor Corp.*	17,589	865,555
MACOM Technology Solutions Holdings, Inc.*	6,545	338,966
MKS Instruments, Inc.	7,288	602,280
Power Integrations, Inc.	7,325	471,144
Semtech Corp.*	8,132	239,162
Silicon Laboratories, Inc.*	4,384	541,161
SiTime Corp.*	2,054	161,711
Synaptics, Inc.*	5,055	500,496
Universal Display Corp.	5,546	523,265
Wolfspeed, Inc.*	15,836	1,636,809

		8,272,311

Software (2.9%)
ACI Worldwide, Inc.*	14,609	305,328
Aspen Technology, Inc.*	3,707	883,008
Blackbaud, Inc.*	5,706	251,406
CommVault Systems, Inc.*	5,740	304,450
Dynatrace, Inc.*	25,765	896,880
Envestnet, Inc.*	5,453	242,113
Fair Isaac Corp.*	3,235	1,332,852
Manhattan Associates, Inc.*	8,034	1,068,763
NCR Corp.*	17,437	331,477
Paylocity Holding Corp.*	5,239	1,265,638
Qualys, Inc.*	4,472	623,352
Teradata Corp.*	13,168	408,998

		7,914,265

Technology Hardware, Storage & Peripherals (0.1%)
Xerox Holdings Corp.	14,348	187,672

Total Information Technology		30,670,982

Materials (5.9%)
Chemicals (2.1%)
Ashland, Inc.	6,380	605,909
Avient Corp.	10,950	331,785
Cabot Corp.	7,190	459,369
Chemours Co. (The)	19,866	489,697
Ingevity Corp.*	4,582	277,807
NewMarket Corp.	891	268,039
Olin Corp.	17,291	741,438
RPM International, Inc.	16,525	1,376,698
Scotts Miracle-Gro Co. (The)	5,181	221,488
Sensient Technologies Corp.	5,345	370,622
Valvoline, Inc.	22,675	574,584

		5,717,436

Construction Materials (0.2%)
Eagle Materials, Inc.	4,827	517,358

Containers & Packaging (0.8%)
AptarGroup, Inc.	8,370	795,401
Greif, Inc., Class A	3,411	203,193
Silgan Holdings, Inc.	10,715	450,459
Sonoco Products Co.	12,477	707,820

		2,156,873

Metals & Mining (2.6%)
Alcoa Corp.	23,048	775,796
Cleveland-Cliffs, Inc.*	66,263	892,563
Commercial Metals Co.	15,434	547,598
MP Materials Corp.*	11,825	322,823
Reliance Steel & Aluminum Co.	7,723	1,346,968
Royal Gold, Inc.	8,399	787,994
Steel Dynamics, Inc.	22,220	1,576,509
United States Steel Corp.	30,387	550,612
Worthington Industries, Inc.	3,869	147,564

		6,948,427

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	9,463	484,411

Total Materials		15,824,505

Real Estate (7.3%)
Equity Real Estate Investment Trusts (REITs) (7.0%)
Apartment Income REIT Corp. (REIT)	19,750	762,745
Brixmor Property Group, Inc. (REIT)	38,355	708,417
Corporate Office Properties Trust (REIT)	14,272	331,539
Cousins Properties, Inc. (REIT)	19,481	454,881
Douglas Emmett, Inc. (REIT)	22,389	401,435
EastGroup Properties, Inc. (REIT)	5,580	805,417
EPR Properties (REIT)	9,534	341,889
First Industrial Realty Trust, Inc. (REIT)	16,907	757,603
Healthcare Realty Trust, Inc. (REIT)	48,746	1,016,354
Highwoods Properties, Inc. (REIT)	13,371	360,482
Independence Realty Trust, Inc. (REIT)	28,507	476,922
JBG SMITH Properties (REIT)	12,748	236,858
Kilroy Realty Corp. (REIT)	13,431	565,579
Kite Realty Group Trust (REIT)	27,946	481,230
Lamar Advertising Co. (REIT), Class A	11,158	920,423
Life Storage, Inc. (REIT)	10,809	1,197,205
Macerich Co. (The) (REIT)	27,336	217,048
Medical Properties Trust, Inc. (REIT)	76,728	909,994

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
National Retail Properties, Inc. (REIT)	22,719	$905,579
National Storage Affiliates Trust (REIT)	11,006	457,630
Omega Healthcare Investors, Inc. (REIT)	29,988	884,346
Park Hotels & Resorts, Inc. (REIT)	28,801	324,299
Pebblebrook Hotel Trust (REIT)	16,838	244,319
Physicians Realty Trust (REIT)	29,078	437,333
PotlatchDeltic Corp. (REIT)	10,398	426,734
Rayonier, Inc. (REIT)	18,699	560,409
Rexford Industrial Realty, Inc. (REIT)	21,913	1,139,476
Sabra Health Care REIT, Inc. (REIT)	29,382	385,492
SL Green Realty Corp. (REIT)(x)	8,272	332,204
Spirit Realty Capital, Inc. (REIT)	17,526	633,740
STORE Capital Corp. (REIT)	34,038	1,066,411

		18,743,993

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	6,137	927,117

Total Real Estate		19,671,110

Utilities (3.6%)
Electric Utilities (1.3%)
ALLETE, Inc.	7,253	363,013
Hawaiian Electric Industries, Inc.	13,960	483,853
IDACORP, Inc.	6,464	640,001
OGE Energy Corp.	25,645	935,017
PNM Resources, Inc.(x)	10,940	500,286
Portland General Electric Co.	11,391	495,053

		3,417,223

Gas Utilities (1.3%)
National Fuel Gas Co.	11,706	720,504
New Jersey Resources Corp.	12,267	474,733
ONE Gas, Inc.	6,901	485,761
Southwest Gas Holdings, Inc.	7,897	550,816
Spire, Inc.	6,732	419,606
UGI Corp.	26,820	867,091

		3,518,511

Independent Power and Renewable Electricity Producers (0.2%)
Ormat Technologies, Inc.(x)	5,716	492,719

Multi-Utilities (0.3%)
Black Hills Corp.	8,291	561,549
NorthWestern Corp.	7,192	354,422

		915,971

Water Utilities (0.5%)
Essential Utilities, Inc.	30,548	1,264,076

Total Utilities		9,608,500

Total Common Stocks (90.0%) (Cost $201,413,101)		241,404,069

SHORT-TERM INVESTMENTS:
Investment Companies (5.9%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	500,000	500,000
JPMorgan Prime Money Market Fund, IM Shares	15,271,344	15,277,453

Total Investment Companies		15,777,453

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,391,249, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $1,418,723.(xx)	$1,390,905	1,390,905
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $500,311, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $548,025.(xx)	500,000	500,000
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $1,000,263, collateralized by various Common Stocks; total market value $1,100,289.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		2,890,905

Total Short-Term Investments (7.0%) (Cost $18,664,982)		18,668,358

Total Investments in Securities (97.0%) (Cost $220,078,083)		260,072,427
Other Assets Less Liabilities (3.0%)		8,036,146

Net Assets (100%)		$268,108,573

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $3,920,199. This was collateralized by $723,956 of various U.S. Government Treasury Securities, ranging from 0.375% - 2.375%, maturing 8/31/24 - 11/15/29 and by cash of $3,390,905 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	3	12/2022	USD	662,460	(47,756)

					(47,756)

Short Contracts
S&P Midcap 400 E-Mini Index	(11)	12/2022	USD	(2,429,020)	6,986

					6,986

					(40,770)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,422,374	$—	$—	$4,422,374
Consumer Discretionary	32,920,380	—	—	32,920,380
Consumer Staples	9,750,019	—	—	9,750,019
Energy	9,659,017	—	—	9,659,017
Financials	37,988,952	—	—	37,988,952
Health Care	25,094,594	—	—	25,094,594
Industrials	45,793,636	—	—	45,793,636
Information Technology	30,670,982	—	—	30,670,982
Materials	15,824,505	—	—	15,824,505
Real Estate	19,671,110	—	—	19,671,110
Utilities	9,608,500	—	—	9,608,500
Futures	6,986	—	—	6,986
Short-Term Investments
Investment Companies	15,777,453	—	—	15,777,453
Repurchase Agreements	—	2,890,905	—	2,890,905

Total Assets	$257,188,508	$2,890,905	$—	$260,079,413

Liabilities:
Futures	$(47,756)	$—	$—	$(47,756)

Total Liabilities	$(47,756)	$—	$—	$(47,756)

Total	$257,140,752	$2,890,905	$—	$260,031,657

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,934,513
Aggregate gross unrealized depreciation	(24,912,361)

Net unrealized appreciation	$39,022,152

Federal income tax cost of investments in securities and derivative instruments, if applicable	$221,009,505

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	5,146	$183,815
ATN International, Inc.	4,398	169,631
Bandwidth, Inc., Class A*	9,721	115,680
Charge Enterprises, Inc.(x)*	49,467	87,062
Cogent Communications Holdings, Inc.	16,903	881,661
Consolidated Communications Holdings, Inc.*	27,315	113,630
EchoStar Corp., Class A*	12,954	213,352
Globalstar, Inc.(x)*	264,782	421,003
IDT Corp., Class B*	5,842	145,057
Iridium Communications, Inc.*	49,480	2,195,428
Liberty Latin America Ltd., Class A*	11,865	73,444
Liberty Latin America Ltd., Class C*	64,693	397,862
Ooma, Inc.*	9,713	119,470
Radius Global Infrastructure, Inc.*	26,955	253,916
Starry Group Holdings, Inc., Class A(x)*	19,763	29,447

		5,400,458

Entertainment (0.3%)
Cinemark Holdings, Inc.*	43,021	520,984
IMAX Corp.*	19,909	281,115
Liberty Media Corp.-Liberty Braves, Class A*	4,992	140,525
Liberty Media Corp.-Liberty Braves, Class C*	13,384	368,060
Lions Gate Entertainment Corp., Class A*	19,331	143,629
Lions Gate Entertainment Corp., Class B*	44,999	312,743
Madison Square Garden Entertainment Corp.*	9,695	427,453
Marcus Corp. (The)(x)	8,563	118,940
Playstudios, Inc.(x)*	20,864	72,815
Reservoir Media, Inc.(x)*	4,776	23,307
Skillz, Inc.(x)*	82,884	84,542

		2,494,113

Interactive Media & Services (0.6%)
Arena Group Holdings, Inc. (The)(x)*	2,770	36,287
Bumble, Inc., Class A*	33,519	720,323
Cargurus, Inc.*	40,423	572,794
Cars.com, Inc.*	25,812	296,838
DHI Group, Inc.*	10,568	56,856
Eventbrite, Inc., Class A*	27,307	166,027
EverQuote, Inc., Class A*	5,770	39,351
fuboTV, Inc.(x)*	65,551	232,706
Leafly Holdings, Inc.(x)*	1,185	805
MediaAlpha, Inc., Class A*	10,436	91,315
Outbrain, Inc.(x)*	12,843	46,877
QuinStreet, Inc.*	19,639	206,209
Shutterstock, Inc.	9,397	471,447
TrueCar, Inc.*	38,567	58,236
Vimeo, Inc.*	55,532	222,128
Vinco Ventures, Inc.(x)*	49,521	46,114
Wejo Group Ltd.(x)*	6,228	6,789
Yelp, Inc.*	26,857	910,721
Ziff Davis, Inc.*	17,405	1,191,894
ZipRecruiter, Inc., Class A*	30,689	506,369

		5,880,086

Media (0.8%)
AdTheorent Holding Co., Inc.*	4,354	9,361
Advantage Solutions, Inc.(x)*	31,224	66,507
AMC Networks, Inc., Class A*	12,209	247,843
Audacy, Inc.*	32,876	12,694
Boston Omaha Corp., Class A*	8,280	190,771
Cardlytics, Inc.*	13,278	124,813
Clear Channel Outdoor Holdings, Inc.*	142,517	195,248
Cumulus Media, Inc., Class A*	4,606	32,380
Daily Journal Corp.*	337	86,404
Entravision Communications Corp., Class A	28,820	114,415
EW Scripps Co. (The), Class A*	25,407	286,337
Gambling.com Group Ltd.(x)*	3,175	24,130
Gannett Co., Inc.*	37,685	57,658
Gray Television, Inc.	35,323	505,825
iHeartMedia, Inc., Class A*	45,413	332,877
Innovid Corp.(x)*	11,675	31,639
Integral Ad Science Holding Corp.*	15,780	114,247
John Wiley & Sons, Inc., Class A	16,908	635,065
Loyalty Ventures, Inc.*	6,337	7,668
Magnite, Inc.*	52,481	344,800
PubMatic, Inc., Class A*	16,148	268,541
Scholastic Corp.	10,515	323,441
Sinclair Broadcast Group, Inc., Class A	15,796	285,750
Stagwell, Inc.(x)*	32,909	228,718
TechTarget, Inc.*	10,877	643,918
TEGNA, Inc.	88,561	1,831,442
Thryv Holdings, Inc.*	9,024	206,018
Urban One, Inc.*	3,259	13,851
Urban One, Inc., Class A*	1,461	7,729
WideOpenWest, Inc.*	19,707	241,805

		7,471,895

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	15,661	189,811
KORE Group Holdings, Inc.(x)*	8,676	16,571
Shenandoah Telecommunications Co.	20,984	357,148
Telephone and Data Systems, Inc.	40,966	569,427
United States Cellular Corp.*	6,826	177,681

		1,310,638

Total Communication Services		22,557,190

Consumer Discretionary (9.3%)
Auto Components (1.2%)
Adient plc*	37,908	1,051,947
American Axle & Manufacturing Holdings, Inc.*	44,636	304,864
Dana, Inc.	52,816	603,687
Dorman Products, Inc.*	10,156	834,011
Fox Factory Holding Corp.*	16,865	1,333,684
Gentherm, Inc.*	12,713	632,217
Goodyear Tire & Rubber Co. (The)*	107,768	1,087,379
Holley, Inc.(x)*	18,022	72,989
LCI Industries	9,584	972,393
Luminar Technologies, Inc.(x)*	92,875	676,594
Modine Manufacturing Co.*	15,641	202,395
Motorcar Parts of America, Inc.*	7,101	108,077
Patrick Industries, Inc.	9,470	415,165
Solid Power, Inc.(x)*	38,262	201,258
Standard Motor Products, Inc.	8,385	272,512
Stoneridge, Inc.*	7,270	123,227
Tenneco, Inc., Class A*	31,297	544,255
Visteon Corp.*	10,908	1,156,902
XPEL, Inc.(m)*	7,983	514,425

		11,107,981

Automobiles (0.2%)
Canoo, Inc.(x)*	44,102	82,691

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Cenntro Electric Group Ltd.(x)*	49,468	$50,952
Faraday Future Intelligent Electric, Inc.(x)*	26,786	17,041
Fisker, Inc.(x)*	62,748	473,748
Lordstown Motors Corp.(x)*	42,128	77,094
Mullen Automotive, Inc.*	38,985	12,779
Winnebago Industries, Inc.(x)	11,984	637,669
Workhorse Group, Inc.(x)*	42,977	123,344

		1,475,318

Distributors (0.0%)†
Funko, Inc., Class A*	11,281	228,102
Weyco Group, Inc.	1,038	21,113

		249,215

Diversified Consumer Services (0.9%)
2U, Inc.*	29,654	185,338
Adtalem Global Education, Inc.*	17,329	631,642
American Public Education, Inc.*	5,785	52,875
Beachbody Co., Inc. (The)(x)*	26,773	27,041
Carriage Services, Inc.	4,994	160,607
Chegg, Inc.*	48,301	1,017,702
Coursera, Inc.*	43,926	473,522
Duolingo, Inc.*	9,095	866,117
European Wax Center, Inc., Class A(x)	9,581	176,769
Frontdoor, Inc.*	32,028	653,051
Graham Holdings Co., Class B	1,458	784,375
Laureate Education, Inc., Class A	44,193	466,236
Nerdy, Inc.(x)*	14,131	29,816
OneSpaWorld Holdings Ltd.*	23,214	194,998
Perdoceo Education Corp.*	25,458	262,217
PowerSchool Holdings, Inc., Class A*	19,225	320,865
Rover Group, Inc.(x)*	24,813	82,875
StoneMor, Inc.(x)*	8,585	29,447
Strategic Education, Inc.	9,767	599,792
Stride, Inc.*	16,482	692,738
Udemy, Inc.(x)*	26,523	320,663
Universal Technical Institute, Inc.*	8,040	43,738
Vivint Smart Home, Inc.*	37,838	248,974
WW International, Inc.*	13,819	54,309

		8,375,707

Hotels, Restaurants & Leisure (2.1%)
Accel Entertainment, Inc.*	21,570	168,462
Bally’s Corp.(x)*	14,863	293,693
Biglari Holdings, Inc., Class B*	367	42,425
BJ’s Restaurants, Inc.*	9,345	222,878
Bloomin’ Brands, Inc.	36,129	662,245
Bluegreen Vacations Holding Corp.	6,171	101,945
Bowlero Corp.*	18,109	222,922
Brinker International, Inc.*	18,866	471,273
Century Casinos, Inc.*	8,291	54,389
Cheesecake Factory, Inc. (The)	18,886	552,982
Chuy’s Holdings, Inc.*	5,547	128,579
Cracker Barrel Old Country Store, Inc.	8,927	826,462
Dave & Buster’s Entertainment, Inc.*	17,177	533,002
Denny’s Corp.*	22,655	213,184
Dine Brands Global, Inc.	6,907	439,009
El Pollo Loco Holdings, Inc.*	5,860	52,271
Everi Holdings, Inc.*	37,096	601,697
F45 Training Holdings, Inc.(x)*	8,843	27,325
First Watch Restaurant Group, Inc.*	4,459	64,566
Full House Resorts, Inc.*	9,717	54,610
Golden Entertainment, Inc.*	7,530	262,722
Hilton Grand Vacations, Inc.*	34,661	1,140,000
Inspirato, Inc.*	2,786	6,575
Inspired Entertainment, Inc.*	5,681	50,163
International Game Technology plc(x)	37,530	592,974
Jack in the Box, Inc.	8,434	624,706
Krispy Kreme, Inc.(x)	29,426	339,282
Kura Sushi USA, Inc., Class A(x)*	1,256	92,416
Life Time Group Holdings, Inc.(x)*	17,043	166,169
Light & Wonder, Inc.*	37,479	1,607,099
Lindblad Expeditions Holdings, Inc.(x)*	8,552	57,811
Monarch Casino & Resort, Inc.*	5,261	295,353
NEOGAMES SA*	3,487	44,982
Noodles & Co., Class A*	16,078	75,567
ONE Group Hospitality, Inc. (The)*	5,707	37,894
Papa John’s International, Inc.	12,642	885,066
Portillo’s, Inc., Class A(x)*	6,036	118,849
RCI Hospitality Holdings, Inc.	2,756	180,077
Red Rock Resorts, Inc., Class A	19,899	681,740
Rush Street Interactive, Inc.*	14,519	53,430
Ruth’s Hospitality Group, Inc.	9,195	155,028
SeaWorld Entertainment, Inc.*	17,863	812,945
Shake Shack, Inc., Class A*	14,955	672,676
Sonder Holdings, Inc.(x)*	35,735	59,320
Sweetgreen, Inc., Class A(x)*	31,784	588,004
Target Hospitality Corp.(x)*	13,788	174,005
Texas Roadhouse, Inc.	25,747	2,246,683
Vacasa, Inc., Class A(x)*	20,643	63,374
Wingstop, Inc.	11,959	1,499,898
Xponential Fitness, Inc., Class A*	7,632	139,360

		19,458,087

Household Durables (1.4%)
Aterian, Inc.(x)*	17,850	22,134
Beazer Homes USA, Inc.*	8,161	78,917
Cavco Industries, Inc.*	3,709	763,164
Century Communities, Inc.	11,939	510,750
Dream Finders Homes, Inc., Class A(x)*	6,866	72,780
Ethan Allen Interiors, Inc.	5,865	123,986
GoPro, Inc., Class A*	52,844	260,521
Green Brick Partners, Inc.*	11,718	250,531
Helen of Troy Ltd.*	9,438	910,201
Hovnanian Enterprises, Inc., Class A*	1,451	51,801
Installed Building Products, Inc.	9,796	793,378
iRobot Corp.(x)*	11,924	671,679
KB Home	32,363	838,849
Landsea Homes Corp.*	2,993	14,277
La-Z-Boy, Inc.	17,323	390,980
Legacy Housing Corp.*	4,741	81,308
LGI Homes, Inc.*	8,375	681,474
Lifetime Brands, Inc.	4,008	27,134
Lovesac Co. (The)*	3,573	72,818
M.D.C. Holdings, Inc.	23,446	642,889
M/I Homes, Inc.*	12,010	435,122
Meritage Homes Corp.*	14,063	988,207
Purple Innovation, Inc.(x)*	21,492	87,043
Skyline Champion Corp.*	20,820	1,100,753
Snap One Holdings Corp.(x)*	5,962	60,455
Sonos, Inc.*	50,706	704,813
Taylor Morrison Home Corp., Class A*	42,253	985,340
Traeger, Inc.*	8,795	24,802
Tri Pointe Homes, Inc.*	40,938	618,573
Tupperware Brands Corp.*	17,976	117,743
Universal Electronics, Inc.*	3,736	73,487
Vizio Holding Corp., Class A(x)*	25,017	218,648
Vuzix Corp.*	16,355	94,695

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Weber, Inc., Class A(x)	12,600	$82,782

		12,852,034

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	7,391	47,968
1stdibs.com, Inc.(x)*	5,650	35,538
aka Brands Holding Corp.(x)*	2,460	3,567
BARK, Inc.*	20,811	37,876
Boxed, Inc.(x)*	3,139	2,894
CarParts.com, Inc.*	12,641	65,354
ContextLogic, Inc., Class A*	220,278	161,662
Duluth Holdings, Inc., Class B(x)*	3,666	25,809
Groupon, Inc.(x)*	9,643	76,758
Lands’ End, Inc.*	6,902	53,283
Liquidity Services, Inc.*	6,443	104,763
Lulu’s Fashion Lounge Holdings, Inc.(x)*	2,122	9,888
Overstock.com, Inc.*	16,434	400,168
PetMed Express, Inc.(x)	5,676	110,796
Porch Group, Inc.(x)*	28,500	64,125
Poshmark, Inc., Class A*	12,378	193,963
Quotient Technology, Inc.*	39,459	91,150
Qurate Retail, Inc.	133,180	267,692
RealReal, Inc. (The)(x)*	22,414	33,621
Rent the Runway, Inc., Class A(x)*	13,033	28,673
Revolve Group, Inc.(x)*	15,766	341,965
RumbleON, Inc., Class B(x)*	2,693	45,566
Stitch Fix, Inc., Class A(x)*	31,884	125,942
ThredUp, Inc., Class A*	15,823	29,114
Vivid Seats, Inc., Class A(x)	12,936	99,090
Xometry, Inc., Class A(x)*	13,085	743,097

		3,200,322

Leisure Products (0.4%)
Acushnet Holdings Corp.	14,142	615,036
AMMO, Inc.(x)*	22,874	67,021
Clarus Corp.	10,267	138,297
Johnson Outdoors, Inc., Class A	1,859	95,385
Latham Group, Inc.*	19,037	68,343
Malibu Boats, Inc., Class A*	8,830	423,752
Marine Products Corp.	5,142	43,501
MasterCraft Boat Holdings, Inc.*	5,115	96,418
Smith & Wesson Brands, Inc.	17,204	178,405
Solo Brands, Inc., Class A(x)*	4,173	15,857
Sturm Ruger & Co., Inc.	6,979	354,463
Topgolf Callaway Brands Corp.*	54,068	1,041,350
Vista Outdoor, Inc.*	21,416	520,837

		3,658,665

Multiline Retail (0.1%)
Big Lots, Inc.(x)	12,220	190,754
Dillard’s, Inc., Class A(x)	1,898	517,699
Franchise Group, Inc.(x)	10,477	254,591

		963,044

Specialty Retail (2.1%)
Aaron’s Co., Inc. (The)	13,209	128,391
Abercrombie & Fitch Co., Class A*	20,260	315,043
Academy Sports & Outdoors, Inc.	31,617	1,333,605
American Eagle Outfitters, Inc.(x)	62,432	607,463
America’s Car-Mart, Inc.*	2,072	126,433
Arko Corp.(x)	38,025	357,055
Asbury Automotive Group, Inc.*	8,569	1,294,776
Bed Bath & Beyond, Inc.(x)*	37,860	230,567
Big 5 Sporting Goods Corp.(x)	5,686	61,068
Boot Barn Holdings, Inc.*	11,128	650,543
Buckle, Inc. (The)	11,627	368,111
Build-A-Bear Workshop, Inc.	3,578	47,695
Caleres, Inc.	13,645	330,482
Camping World Holdings, Inc., Class A(x)	15,765	399,170
Cato Corp. (The), Class A	5,860	55,904
Chico’s FAS, Inc.*	46,707	226,062
Children’s Place, Inc. (The)*	3,332	102,925
Citi Trends, Inc.*	2,405	37,302
Conn’s, Inc.*	4,976	35,230
Container Store Group, Inc. (The)*	9,390	46,011
Designer Brands, Inc., Class A	23,292	356,601
Destination XL Group, Inc.*	14,891	80,709
EVgo, Inc.(x)*	18,455	145,979
Express, Inc.*	16,203	17,661
Foot Locker, Inc.	31,504	980,720
Genesco, Inc.*	4,947	194,516
Group 1 Automotive, Inc.	6,378	911,225
GrowGeneration Corp.(x)*	20,187	70,654
Guess?, Inc.(x)	8,904	130,622
Haverty Furniture Cos., Inc.	4,340	108,066
Hibbett, Inc.	3,504	174,534
JOANN, Inc.(x)	3,397	22,488
LL Flooring Holdings, Inc.*	7,985	55,336
MarineMax, Inc.*	8,202	244,338
Monro, Inc.	13,540	588,448
Murphy USA, Inc.	8,541	2,348,006
National Vision Holdings, Inc.*	31,934	1,042,645
ODP Corp. (The)*	18,784	660,258
OneWater Marine, Inc., Class A*	3,106	93,522
Party City Holdco, Inc.(x)*	30,800	48,664
Rent-A-Center, Inc.	22,658	396,742
Sally Beauty Holdings, Inc.*	46,385	584,451
Shoe Carnival, Inc.	4,790	102,698
Signet Jewelers Ltd.	17,607	1,006,944
Sleep Number Corp.*	8,341	282,009
Sonic Automotive, Inc., Class A	7,899	342,027
Sportsman’s Warehouse Holdings, Inc.*	11,753	97,550
Tile Shop Holdings, Inc.	8,579	30,198
Tilly’s, Inc., Class A	7,163	49,568
Torrid Holdings, Inc.(x)*	5,134	21,409
TravelCenters of America, Inc.*	3,297	177,807
Urban Outfitters, Inc.*	25,353	498,186
Volta, Inc.(x)*	33,587	40,640
Warby Parker, Inc., Class A(x)*	32,263	430,388
Winmark Corp.	796	172,207
Zumiez, Inc.*	4,236	91,201

		19,352,853

Textiles, Apparel & Luxury Goods (0.6%)
Allbirds, Inc., Class A(x)*	25,097	76,295
Crocs, Inc.*	23,550	1,616,943
Ermenegildo Zegna NV(x)	14,182	152,456
Fossil Group, Inc.*	12,661	43,301
G-III Apparel Group Ltd.*	18,389	274,915
Kontoor Brands, Inc.	20,696	695,593
Movado Group, Inc.	6,306	177,703
Oxford Industries, Inc.	6,287	564,447
PLBY Group, Inc.(x)*	11,684	47,086
Rocky Brands, Inc.	2,063	41,384
Steven Madden Ltd.	30,860	823,036
Superior Group of Cos., Inc.	3,612	32,075
Unifi, Inc.*	5,772	54,892
Wolverine World Wide, Inc.	33,865	521,182

		5,121,308

Total Consumer Discretionary		85,814,534

Consumer Staples (3.1%)
Beverages (0.5%)
Celsius Holdings, Inc.*	21,630	1,961,408
Coca-Cola Consolidated, Inc.	1,950	802,873
Duckhorn Portfolio, Inc. (The)*	15,165	218,831
MGP Ingredients, Inc.(x)	5,386	571,778

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
National Beverage Corp.	10,060	$387,712
Primo Water Corp.	60,667	761,371
Vintage Wine Estates, Inc.(x)*	8,275	22,922
Vita Coco Co., Inc. (The)(x)*	7,868	89,617

		4,816,512

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	12,605	391,133
Chefs’ Warehouse, Inc. (The)*	13,270	384,432
Fresh Market, Inc. (The)(r)*	14,855	—
HF Foods Group, Inc.(x)*	11,041	42,729
Ingles Markets, Inc., Class A	5,307	420,367
Natural Grocers by Vitamin Cottage, Inc.	2,804	30,255
PriceSmart, Inc.	10,117	582,638
Rite Aid Corp.(x)*	22,508	111,415
SpartanNash Co.	14,079	408,572
Sprouts Farmers Market, Inc.*	43,872	1,217,448
United Natural Foods, Inc.*	22,218	763,633
Village Super Market, Inc., Class A	2,872	55,516
Weis Markets, Inc.	6,231	443,896

		4,852,034

Food Products (1.1%)
Alico, Inc.	1,129	31,883
AppHarvest, Inc.(x)*	20,687	40,753
B&G Foods, Inc.(x)	25,358	418,153
Benson Hill, Inc.*	48,616	133,208
Beyond Meat, Inc.(x)*	23,931	339,102
BRC, Inc., Class A(x)*	6,882	53,198
Calavo Growers, Inc.	6,571	208,629
Cal-Maine Foods, Inc.	14,685	816,339
Fresh Del Monte Produce, Inc.	10,406	241,835
Hain Celestial Group, Inc. (The)*	29,009	489,672
Hostess Brands, Inc.*	54,756	1,272,530
J & J Snack Foods Corp.	5,790	749,631
John B Sanfilippo & Son, Inc.	3,374	255,513
Lancaster Colony Corp.	7,497	1,126,649
Landec Corp.*	8,388	74,569
Local Bounti Corp.(x)*	9,167	26,034
Mission Produce, Inc.*	12,834	185,580
Seneca Foods Corp., Class A*	1,261	63,605
Simply Good Foods Co. (The)*	34,555	1,105,415
Sovos Brands, Inc.*	12,170	173,301
SunOpta, Inc.*	37,580	341,978
Tattooed Chef, Inc.(x)*	12,568	62,589
Tootsie Roll Industries, Inc.	6,892	229,366
TreeHouse Foods, Inc.*	19,930	845,431
Utz Brands, Inc.	24,167	364,922
Vital Farms, Inc.*	6,291	75,303
Whole Earth Brands, Inc.*	11,111	42,666

		9,767,854

Household Products (0.2%)
Central Garden & Pet Co.*	2,748	99,038
Central Garden & Pet Co., Class A*	16,295	556,637
Energizer Holdings, Inc.	26,523	666,788
WD-40 Co.	5,593	982,914

		2,305,377

Personal Products (0.7%)
Beauty Health Co. (The)*	37,855	446,310
BellRing Brands, Inc.*	51,146	1,054,119
Edgewell Personal Care Co.	20,103	751,852
elf Beauty, Inc.*	19,130	719,671
Herbalife Nutrition Ltd.*	38,402	763,816
Honest Co., Inc. (The)*	22,938	80,283
Inter Parfums, Inc.	7,710	581,797
Medifast, Inc.	4,211	456,304
Nature’s Sunshine Products, Inc.*	3,375	27,810
Nu Skin Enterprises, Inc., Class A	19,658	655,987
Thorne HealthTech, Inc.(x)*	1,888	8,930
USANA Health Sciences, Inc.*	4,413	247,349
Veru, Inc.(x)*	24,494	282,171

		6,076,399

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	45,602	42,287
Turning Point Brands, Inc.	3,779	80,228
Universal Corp.	10,000	460,400
Vector Group Ltd.	60,207	530,424

		1,113,339

Total Consumer Staples		28,931,515

Energy (5.6%)
Energy Equipment & Services (1.5%)
Archrock, Inc.	54,001	346,686
Borr Drilling Ltd.*	58,267	193,446
Bristow Group, Inc.*	9,469	222,427
Cactus, Inc., Class A	22,829	877,319
ChampionX Corp.	81,231	1,589,691
Diamond Offshore Drilling, Inc.(x)*	38,322	254,075
DMC Global, Inc.*	7,935	126,801
Dril-Quip, Inc.*	14,586	284,719
Expro Group Holdings NV*	29,877	380,633
Helix Energy Solutions Group, Inc.*	45,391	175,209
Helmerich & Payne, Inc.	41,345	1,528,525
Liberty Energy, Inc., Class A*	55,615	705,198
Nabors Industries Ltd.*	3,555	360,655
National Energy Services Reunited Corp.*	18,081	107,401
Newpark Resources, Inc.*	38,594	97,257
NexTier Oilfield Solutions, Inc.*	72,738	538,261
Noble Corp. plc*	28,373	839,273
Oceaneering International, Inc.*	39,482	314,277
Oil States International, Inc.*	16,888	65,694
Patterson-UTI Energy, Inc.	83,512	975,420
ProFrac Holding Corp., Class A(x)*	971	14,769
ProPetro Holding Corp.*	35,148	282,941
RPC, Inc.(x)	20,229	140,187
Select Energy Services, Inc., Class A*	32,202	224,448
Solaris Oilfield Infrastructure, Inc., Class A	8,716	81,582
TETRA Technologies, Inc.*	36,861	132,331
Tidewater, Inc.*	11,057	239,937
US Silica Holdings, Inc.*	29,566	323,748
Valaris Ltd.(x)*	23,627	1,156,305
Weatherford International plc*	25,176	812,933

		13,392,148

Oil, Gas & Consumable Fuels (4.1%)
Aemetis, Inc.(x)*	7,095	43,421
Alto Ingredients, Inc.*	19,930	72,545
Amplify Energy Corp.*	9,497	62,395
Arch Resources, Inc.(x)	5,942	704,721
Archaea Energy, Inc.*	23,037	414,896
Ardmore Shipping Corp.*	9,123	83,293
Battalion Oil Corp.*	681	8,104
Berry Corp.	27,906	209,295
Brigham Minerals, Inc., Class A	18,840	464,783
California Resources Corp.	30,872	1,186,411
Callon Petroleum Co.*	18,443	645,689
Centrus Energy Corp., Class A*	2,784	114,088
Chord Energy Corp.	16,500	2,256,705
Civitas Resources, Inc.	28,684	1,646,175
Clean Energy Fuels Corp.*	65,854	351,660
CNX Resources Corp.*	74,765	1,161,100
Comstock Resources, Inc.*	35,315	610,596
CONSOL Energy, Inc.	13,271	853,591

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Crescent Energy Co., Class A(x)	12,247	$164,967
CVR Energy, Inc.	11,514	333,676
Delek US Holdings, Inc.	30,041	815,313
Denbury, Inc.*	19,771	1,705,446
DHT Holdings, Inc.	52,999	400,672
Dorian LPG Ltd.	13,107	177,862
Earthstone Energy, Inc., Class A(x)*	17,586	216,660
Empire Petroleum Corp.(x)*	1,940	25,511
Energy Fuels, Inc.(x)*	62,201	380,670
Equitrans Midstream Corp.	161,989	1,211,678
Excelerate Energy, Inc., Class A(x)	8,122	190,055
FLEX LNG Ltd.(x)	10,953	346,882
Frontline Ltd.	46,155	504,474
Gevo, Inc.(x)*	78,939	179,981
Golar LNG Ltd.*	40,083	998,868
Green Plains, Inc.*	17,330	503,783
Gulfport Energy Corp.*	4,398	388,299
HighPeak Energy, Inc.(x)	5,334	115,534
International Seaways, Inc.	19,244	676,042
Kinetik Holdings, Inc.(x)	6,744	219,720
Kosmos Energy Ltd.*	174,356	901,421
Laredo Petroleum, Inc.*	6,339	398,406
Magnolia Oil & Gas Corp., Class A(x)	63,892	1,265,701
Matador Resources Co.	44,272	2,165,786
Murphy Oil Corp.	58,241	2,048,336
NACCO Industries, Inc., Class A	1,031	48,488
NextDecade Corp.(x)*	8,579	51,646
Nordic American Tankers Ltd.	73,227	195,516
Northern Oil and Gas, Inc.	24,834	680,700
Par Pacific Holdings, Inc.*	19,985	327,954
PBF Energy, Inc., Class A*	37,324	1,312,312
Peabody Energy Corp.*	45,807	1,136,930
Permian Resources Corp.*	79,043	537,492
Ranger Oil Corp.	8,390	263,865
REX American Resources Corp.*	6,186	172,713
Riley Exploration Permian, Inc.(x)	2,949	55,972
Ring Energy, Inc.(x)*	23,063	53,506
SandRidge Energy, Inc.*	10,368	169,102
Scorpio Tankers, Inc.	18,841	792,076
SFL Corp. Ltd.	43,174	393,315
SilverBow Resources, Inc.(x)*	5,226	140,475
Sitio Royalties Corp.(x)	5,430	120,057
SM Energy Co.	46,878	1,763,082
Talos Energy, Inc.*	25,664	427,306
Teekay Corp.*	20,539	73,735
Teekay Tankers Ltd., Class A*	5,580	153,673
Tellurian, Inc.(x)*	198,826	475,194
Uranium Energy Corp.(x)*	112,815	394,853
Ur-Energy, Inc.(x)*	53,823	58,667
VAALCO Energy, Inc.	15,471	67,454
Vertex Energy, Inc.(x)*	14,781	92,086
W&T Offshore, Inc.*	42,153	247,017
World Fuel Services Corp.	25,728	603,064

		38,033,461

Total Energy		51,425,609

Financials (15.7%)
Banks (9.1%)
1st Source Corp.	6,145	284,513
ACNB Corp.	1,612	48,424
Allegiance Bancshares, Inc.	7,616	317,054
Amalgamated Financial Corp.	6,497	146,507
Amerant Bancorp, Inc.	9,373	232,825
American National Bankshares, Inc.	3,471	110,898
Ameris Bancorp	26,639	1,191,030
Arrow Financial Corp.	5,000	144,100
Associated Banc-Corp.	58,074	1,166,126
Atlantic Union Bankshares Corp.	28,965	879,957
Banc of California, Inc.	21,875	349,344
BancFirst Corp.	7,413	663,241
Bancorp, Inc. (The)*	22,608	496,924
Bank First Corp.(x)	2,138	163,514
Bank of Marin Bancorp	4,303	128,875
Bank of NT Butterfield & Son Ltd. (The)	20,084	651,927
BankUnited, Inc.	30,999	1,059,236
Bankwell Financial Group, Inc.	963	28,033
Banner Corp.	14,156	836,336
Bar Harbor Bankshares	4,462	118,332
BayCom Corp.	2,732	48,029
BCB Bancorp, Inc.	2,957	49,766
Berkshire Hills Bancorp, Inc.	18,212	497,188
Blue Ridge Bankshares, Inc.	4,793	60,919
Brookline Bancorp, Inc.	34,741	404,733
Business First Bancshares, Inc.	6,733	144,961
Byline Bancorp, Inc.	8,977	181,784
Cadence Bank	70,056	1,780,123
Cambridge Bancorp	2,502	199,509
Camden National Corp.	5,125	218,325
Capital Bancorp, Inc.	2,822	65,188
Capital City Bank Group, Inc.	4,952	154,057
Capstar Financial Holdings, Inc.	6,442	119,370
Carter Bankshares, Inc.*	8,319	133,936
Cathay General Bancorp	27,683	1,064,688
CBTX, Inc.	7,525	220,106
Central Pacific Financial Corp.	9,869	204,190
Citizens & Northern Corp.	5,159	124,745
City Holding Co.	6,100	541,009
Civista Bancshares, Inc.	4,887	101,454
CNB Financial Corp.	5,081	119,759
Coastal Financial Corp.*	3,731	148,270
Colony Bankcorp, Inc.	3,169	41,292
Columbia Banking System, Inc.	32,500	938,925
Community Bank System, Inc.	20,790	1,249,063
Community Trust Bancorp, Inc.	5,089	206,359
ConnectOne Bancorp, Inc.	13,638	314,492
CrossFirst Bankshares, Inc.*	15,845	206,777
Customers Bancorp, Inc.*	12,305	362,751
CVB Financial Corp.	51,913	1,314,437
Dime Community Bancshares, Inc.	14,260	417,533
Eagle Bancorp, Inc.	12,022	538,826
Eastern Bankshares, Inc.	60,567	1,189,536
Enterprise Bancorp, Inc.	3,456	103,369
Enterprise Financial Services Corp.	13,426	591,281
Equity Bancshares, Inc., Class A	4,968	147,202
Esquire Financial Holdings, Inc.	1,508	56,625
Farmers & Merchants Bancorp, Inc.(x)	2,967	79,723
Farmers National Banc Corp.	9,715	127,169
FB Financial Corp.	13,337	509,607
Financial Institutions, Inc.	4,865	117,101
First Bancorp (Nasdaq Stock Exchange)	12,945	473,528
First Bancorp (Quotrix Stock Exchange)	74,611	1,020,678
First Bancorp, Inc. (The)	3,705	102,073
First Bancshares, Inc. (The)	6,946	207,477
First Bank	6,479	88,568
First Busey Corp.	21,214	466,284
First Business Financial Services, Inc.	1,611	52,051
First Commonwealth Financial Corp.	42,053	539,961
First Community Bankshares, Inc.	5,742	183,916
First Financial Bancorp	36,368	766,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
First Financial Bankshares, Inc.	50,811	$2,125,424
First Financial Corp.	4,737	214,065
First Foundation, Inc.	18,651	338,329
First Guaranty Bancshares, Inc.(x)	1,324	28,969
First Internet Bancorp	2,748	93,047
First Interstate BancSystem, Inc., Class A	35,093	1,416,003
First Merchants Corp.	21,765	841,870
First Mid Bancshares, Inc.	6,101	195,049
First of Long Island Corp. (The)	6,534	112,646
First Western Financial, Inc.*	1,640	40,426
Five Star Bancorp(x)	3,473	98,494
Flushing Financial Corp.	10,413	201,700
Fulton Financial Corp.	61,675	974,465
FVCBankcorp, Inc.*	2,444	46,851
German American Bancorp, Inc.	9,187	328,068
Glacier Bancorp, Inc.	43,477	2,136,025
Great Southern Bancorp, Inc.	3,725	212,586
Guaranty Bancshares, Inc.	2,757	95,365
Hancock Whitney Corp.	33,854	1,550,852
Hanmi Financial Corp.	12,545	297,066
HarborOne Bancorp, Inc.	16,913	226,972
HBT Financial, Inc.	4,734	85,922
Heartland Financial USA, Inc.	15,835	686,606
Heritage Commerce Corp.	20,090	227,821
Heritage Financial Corp.	14,054	372,009
Hilltop Holdings, Inc.	20,424	507,536
Home BancShares, Inc.	73,678	1,658,492
HomeStreet, Inc.	6,110	176,029
HomeTrust Bancshares, Inc.	4,168	92,113
Hope Bancorp, Inc.	44,146	558,005
Horizon Bancorp, Inc.	16,679	299,555
Independent Bank Corp.	5,787	110,532
Independent Bank Corp./MA	17,826	1,328,572
Independent Bank Group, Inc.	13,820	848,410
International Bancshares Corp.	20,154	856,545
John Marshall Bancorp, Inc.(x)	2,525	62,014
Lakeland Bancorp, Inc.	24,253	388,291
Lakeland Financial Corp.	9,963	725,406
Live Oak Bancshares, Inc.	13,182	403,369
Macatawa Bank Corp.	9,940	92,044
Mercantile Bank Corp.	5,321	158,087
Metrocity Bankshares, Inc.	6,492	127,503
Metropolitan Bank Holding Corp.*	3,823	246,048
Mid Penn Bancorp, Inc.	4,454	127,963
Midland States Bancorp, Inc.	7,213	170,010
MidWestOne Financial Group, Inc.	5,163	140,898
MVB Financial Corp.	3,018	83,991
National Bank Holdings Corp., Class A	11,147	412,328
NBT Bancorp, Inc.	17,201	652,778
Nicolet Bankshares, Inc.*	4,885	344,099
Northeast Bank	1,419	52,035
Northwest Bancshares, Inc.	51,702	698,494
OceanFirst Financial Corp.	24,790	462,086
OFG Bancorp	19,687	494,734
Old National Bancorp	113,266	1,865,491
Old Second Bancorp, Inc.	13,465	175,718
Origin Bancorp, Inc.	8,767	337,266
Orrstown Financial Services, Inc.	4,044	96,732
Pacific Premier Bancorp, Inc.	36,019	1,115,148
Park National Corp.	6,097	758,955
Parke Bancorp, Inc.	1,749	36,659
Pathward Financial, Inc.	12,454	410,484
PCB Bancorp	2,265	40,929
PCSB Financial Corp.	4,488	80,470
Peapack-Gladstone Financial Corp.	6,337	213,240
Peoples Bancorp, Inc.	10,012	289,647
Peoples Financial Services Corp.	2,455	114,992
Preferred Bank	4,533	295,688
Premier Financial Corp.	15,174	389,972
Primis Financial Corp.	7,421	90,017
Professional Holding Corp., Class A*	2,724	70,661
QCR Holdings, Inc.	5,956	303,399
RBB Bancorp	4,622	96,045
Red River Bancshares, Inc.	1,641	81,115
Renasant Corp.	23,762	743,275
Republic Bancorp, Inc., Class A	3,393	129,952
Republic First Bancorp, Inc.*	20,717	58,629
S&T Bancorp, Inc.	16,619	487,103
Sandy Spring Bancorp, Inc.	17,726	625,019
Seacoast Banking Corp. of Florida	22,284	673,645
ServisFirst Bancshares, Inc.	19,413	1,553,040
Shore Bancshares, Inc.	3,773	65,348
Sierra Bancorp	4,513	89,132
Silvergate Capital Corp., Class A*	11,836	891,843
Simmons First National Corp., Class A	48,625	1,059,539
SmartFinancial, Inc.	4,492	110,997
South Plains Financial, Inc.	3,702	102,027
Southern First Bancshares, Inc.*	2,032	84,653
Southside Bancshares, Inc.	13,241	468,202
SouthState Corp.	29,191	2,309,592
Stock Yards Bancorp, Inc.	10,436	709,752
Summit Financial Group, Inc.	3,884	104,635
Texas Capital Bancshares, Inc.*	19,460	1,148,724
Third Coast Bancshares, Inc.(x)*	3,304	56,531
Tompkins Financial Corp.	6,071	440,876
Towne Bank	26,582	713,195
TriCo Bancshares	12,755	569,511
Triumph Bancorp, Inc.*	10,333	561,599
Trustmark Corp.	23,563	721,735
UMB Financial Corp.	16,851	1,420,371
United Bankshares, Inc.	50,794	1,815,886
United Community Banks, Inc.	41,219	1,364,349
Unity Bancorp, Inc.	1,211	30,408
Univest Financial Corp.	10,505	246,657
USCB Financial Holdings, Inc.*	2,414	31,648
Valley National Bancorp	166,857	1,802,056
Veritex Holdings, Inc.	20,944	556,901
Washington Federal, Inc.	24,695	740,356
Washington Trust Bancorp, Inc.	6,774	314,856
WesBanco, Inc.	22,702	757,566
West Bancorp, Inc.	5,080	105,715
Westamerica Bancorp	10,876	568,706

		84,333,800

Capital Markets (1.4%)
Artisan Partners Asset Management, Inc., Class A	24,296	654,291
AssetMark Financial Holdings, Inc.*	7,573	138,510
Associated Capital Group, Inc., Class A	1,938	71,241
B Riley Financial, Inc.	8,337	371,163
Bakkt Holdings, Inc.(x)*	16,640	37,939
BGC Partners, Inc., Class A	137,978	433,251
Blucora, Inc.*	19,248	372,256
Brightsphere Investment Group, Inc.	12,035	179,442
Cohen & Steers, Inc.	10,532	659,619
Cowen, Inc., Class A	10,327	399,035
Diamond Hill Investment Group, Inc.	1,146	189,090
Donnelley Financial Solutions, Inc.*	10,440	385,967
Federated Hermes, Inc., Class B	33,765	1,118,297
Focus Financial Partners, Inc., Class A*	23,960	754,980

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
GAMCO Investors, Inc., Class A	3,345	$57,032
GCM Grosvenor, Inc., Class A(x)	12,122	95,643
Hamilton Lane, Inc., Class A	14,480	863,153
Houlihan Lokey, Inc.	19,856	1,496,745
Manning & Napier, Inc.	4,090	50,184
MarketWise, Inc.*	5,323	12,137
Moelis & Co., Class A	25,003	845,351
Open Lending Corp., Class A*	42,626	342,713
Oppenheimer Holdings, Inc., Class A	1,961	60,752
Perella Weinberg Partners	16,167	102,337
Piper Sandler Cos.	6,966	729,619
PJT Partners, Inc., Class A	9,172	612,873
Pzena Investment Management, Inc., Class A	6,076	57,601
Sculptor Capital Management, Inc.	10,434	92,237
Silvercrest Asset Management Group, Inc., Class A	1,844	30,149
StepStone Group, Inc., Class A	19,014	466,033
StoneX Group, Inc.*	6,785	562,748
Value Line, Inc.	1,173	51,495
Victory Capital Holdings, Inc., Class A	6,830	159,207
Virtus Investment Partners, Inc.	2,920	465,798
WisdomTree Investments, Inc.	45,272	211,873

		13,130,761

Consumer Finance (0.6%)
Atlanticus Holdings Corp.(x)*	1,241	32,551
Bread Financial Holdings, Inc.	13,293	418,065
Consumer Portfolio Services, Inc.(x)*	1,756	12,766
Curo Group Holdings Corp.	6,514	26,121
Encore Capital Group, Inc.*	9,774	444,522
Enova International, Inc.*	13,444	393,506
EZCORP, Inc., Class A*	17,746	136,822
FirstCash Holdings, Inc.	15,384	1,128,416
Green Dot Corp., Class A*	21,206	402,490
LendingClub Corp.*	40,024	442,265
LendingTree, Inc.*	4,210	100,451
Moneylion, Inc.(x)*	40,057	35,755
Navient Corp.	43,161	634,035
Nelnet, Inc., Class A	5,872	465,004
NerdWallet, Inc., Class A(x)*	12,631	112,037
Oportun Financial Corp.*	8,724	38,124
OppFi, Inc.(x)*	3,655	8,407
PRA Group, Inc.*	15,378	505,321
PROG Holdings, Inc.*	21,039	315,164
Regional Management Corp.	2,110	59,164
Sunlight Financial Holdings, Inc.(x)*	8,851	10,975
World Acceptance Corp.(x)*	1,642	158,978

		5,880,939

Diversified Financial Services (0.3%)
Alerus Financial Corp.	4,520	99,892
A-Mark Precious Metals, Inc.	6,112	173,520
Banco Latinoamericano de Comercio Exterior SA, Class E	8,969	117,135
Cannae Holdings, Inc.*	29,937	618,498
Compass Diversified Holdings	22,885	413,303
Jackson Financial, Inc., Class A	29,221	810,883
SWK Holdings Corp.(x)*	967	16,439

		2,249,670

Insurance (1.9%)
Ambac Financial Group, Inc.*	17,687	225,509
American Equity Investment Life Holding Co.	30,315	1,130,446
AMERISAFE, Inc.	7,492	350,101
Argo Group International Holdings Ltd.	11,304	217,715
Bright Health Group, Inc.(x)*	85,023	89,274
BRP Group, Inc., Class A*	22,749	599,436
CNO Financial Group, Inc.	44,165	793,645
Crawford & Co., Class A	8,294	47,608
Donegal Group, Inc., Class A	7,520	101,445
eHealth, Inc.*	6,587	25,755
Employers Holdings, Inc.	10,748	370,699
Enstar Group Ltd.*	4,519	766,377
Genworth Financial, Inc., Class A*	212,739	744,587
Goosehead Insurance, Inc., Class A*	7,332	261,313
Greenlight Capital Re Ltd., Class A*	7,890	58,702
HCI Group, Inc.(x)	2,789	109,329
Hippo Holdings, Inc.(x)*	2,720	50,328
Horace Mann Educators Corp.	17,360	612,634
Investors Title Co.	362	51,042
James River Group Holdings Ltd.	14,919	340,302
Kinsale Capital Group, Inc.	8,447	2,157,533
Lemonade, Inc.(x)*	15,674	331,975
MBIA, Inc.*	17,123	157,532
Mercury General Corp.	9,967	283,262
National Western Life Group, Inc., Class A	867	148,084
NI Holdings, Inc.*	4,289	57,301
Oscar Health, Inc., Class A*	37,390	186,576
Palomar Holdings, Inc.*	9,518	796,847
ProAssurance Corp.	22,656	442,019
RLI Corp.	15,822	1,619,856
Root, Inc., Class A(x)*	2,072	16,327
Safety Insurance Group, Inc.	5,868	478,594
Selective Insurance Group, Inc.	23,853	1,941,634
Selectquote, Inc.*	55,833	40,758
SiriusPoint Ltd.*	36,774	182,031
Stewart Information Services Corp.	11,263	491,517
Tiptree, Inc.	8,046	86,575
Trean Insurance Group, Inc.*	5,159	17,541
Trupanion, Inc.(x)*	15,343	911,835
United Fire Group, Inc.	7,314	210,131
Universal Insurance Holdings, Inc.	8,127	80,051

		17,584,226

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT)	4,164	63,709
Angel Oak Mortgage, Inc. (REIT)(x)	2,672	32,011
Apollo Commercial Real Estate Finance, Inc. (REIT)	60,323	500,681
Arbor Realty Trust, Inc. (REIT)	59,618	685,607
Ares Commercial Real Estate Corp. (REIT)	14,097	147,314
ARMOUR Residential REIT, Inc. (REIT)(x)	35,211	171,478
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	65,419	1,526,879
BrightSpire Capital, Inc. (REIT)	36,130	227,980
Broadmark Realty Capital, Inc. (REIT)(x)	57,488	293,764
Chicago Atlantic Real Estate Finance, Inc. (REIT)	1,670	24,065
Chimera Investment Corp. (REIT)(x)	94,873	495,237
Claros Mortgage Trust, Inc. (REIT)(x)	35,643	418,449
Dynex Capital, Inc. (REIT)	10,061	117,211
Ellington Financial, Inc. (REIT)(x)	21,306	242,249
Franklin BSP Realty Trust, Inc. (REIT)(x)	32,372	348,646
Granite Point Mortgage Trust, Inc. (REIT)	15,194	97,849

See Notes to Portfolio of Investments.

175

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	32,379	$969,104
Invesco Mortgage Capital, Inc. (REIT)	12,431	137,984
KKR Real Estate Finance Trust, Inc. (REIT)	17,880	290,550
Ladder Capital Corp. (REIT)	46,037	412,492
MFA Financial, Inc. (REIT)	40,954	318,622
New York Mortgage Trust, Inc. (REIT)(x)	152,119	355,958
Nexpoint Real Estate Finance, Inc. (REIT)	1,492	22,350
Orchid Island Capital, Inc. (REIT)(x)	14,450	118,490
PennyMac Mortgage Investment Trust (REIT)‡	43,394	511,181
Ready Capital Corp. (REIT)	28,309	287,053
Redwood Trust, Inc. (REIT)(x)	48,081	275,985
TPG RE Finance Trust, Inc. (REIT)	23,235	162,645
Two Harbors Investment Corp. (REIT)(x)	141,007	468,143

		9,723,686

Thrifts & Mortgage Finance (1.3%)
Axos Financial, Inc.*	22,149	758,160
Blue Foundry Bancorp(x)*	7,811	87,093
Bridgewater Bancshares, Inc.*	7,868	129,586
Capitol Federal Financial, Inc.	57,161	474,436
Columbia Financial, Inc.*	12,614	266,534
Enact Holdings, Inc.(x)	10,849	240,522
Essent Group Ltd.	39,739	1,385,699
Federal Agricultural Mortgage Corp., Class C	3,439	340,942
Finance of America Cos., Inc., Class A(x)*	4,376	6,476
Flagstar Bancorp, Inc.	21,614	721,908
Greene County Bancorp, Inc.	749	42,895
Hingham Institution For Savings (The)	604	151,670
Home Bancorp, Inc.	2,556	99,658
Home Point Capital, Inc.(x)	1,741	2,681
Kearny Financial Corp.	21,893	232,504
Luther Burbank Corp.	7,607	88,393
Merchants Bancorp	6,166	142,250
Mr Cooper Group, Inc.*	27,811	1,126,345
NMI Holdings, Inc., Class A*	36,402	741,509
Northfield Bancorp, Inc.	16,589	237,389
PennyMac Financial Services, Inc.‡	12,065	517,589
Pioneer Bancorp, Inc.(x)*	3,738	35,586
Provident Bancorp, Inc.	5,466	78,218
Provident Financial Services, Inc.	28,397	553,742
Radian Group, Inc.	63,419	1,223,353
Southern Missouri Bancorp, Inc.	2,096	106,959
Sterling Bancorp, Inc.*	4,928	29,716
TrustCo Bank Corp.	6,863	215,635
Velocity Financial, Inc.*	2,290	24,824
Walker & Dunlop, Inc.	11,626	973,445
Waterstone Financial, Inc.	6,560	106,010
WSFS Financial Corp.	24,881	1,155,971

		12,297,698

Total Financials		145,200,780

Health Care (17.0%)
Biotechnology (7.5%)
2seventy bio, Inc.*	13,024	189,499
4D Molecular Therapeutics, Inc.(x)*	7,552	60,718
Aadi Bioscience, Inc.*	3,854	54,457
ACADIA Pharmaceuticals, Inc.*	48,475	793,051
Adicet Bio, Inc.(x)*	10,979	156,121
ADMA Biologics, Inc.(x)*	49,601	120,530
Aerovate Therapeutics, Inc.(x)*	3,645	60,434
Affimed NV*	53,538	110,288
Agenus, Inc.*	104,036	213,274
Agios Pharmaceuticals, Inc.*	22,823	645,434
Akero Therapeutics, Inc.(x)*	8,765	298,448
Albireo Pharma, Inc.*	8,102	156,855
Alector, Inc.*	21,979	207,921
Alkermes plc*	64,991	1,451,249
Allogene Therapeutics, Inc.(x)*	29,661	320,339
Allovir, Inc.(x)*	10,486	82,735
Alpine Immune Sciences, Inc.(x)*	3,317	23,882
ALX Oncology Holdings, Inc.(x)*	6,441	61,640
Amicus Therapeutics, Inc.*	104,484	1,090,813
AnaptysBio, Inc.(x)*	9,291	237,013
Anavex Life Sciences Corp.(x)*	28,314	292,200
Anika Therapeutics, Inc.*	5,522	131,424
Apellis Pharmaceuticals, Inc.*	35,346	2,414,132
Arbutus Biopharma Corp.(x)*	23,352	44,602
Arcellx, Inc.(x)*	8,793	165,045
Arcturus Therapeutics Holdings, Inc.*	5,680	84,178
Arcus Biosciences, Inc.*	20,403	533,742
Arcutis Biotherapeutics, Inc.*	12,918	246,863
Arrowhead Pharmaceuticals, Inc.*	41,337	1,366,188
Atara Biotherapeutics, Inc.*	34,157	129,113
Aura Biosciences, Inc.*	5,381	97,504
Aurinia Pharmaceuticals, Inc.(x)*	52,082	391,657
Avid Bioservices, Inc.*	24,730	472,838
Avidity Biosciences, Inc.*	18,593	303,624
Beam Therapeutics, Inc.(x)*	24,759	1,179,519
BioCryst Pharmaceuticals, Inc.*	75,341	949,297
Biohaven Pharmaceutical Holding Co. Ltd.*	24,229	3,662,698
Bioxcel Therapeutics, Inc.(x)*	6,430	76,003
Bluebird Bio, Inc.(x)*	18,938	119,878
Blueprint Medicines Corp.*	23,778	1,566,732
Bridgebio Pharma, Inc.*	42,782	425,253
C4 Therapeutics, Inc.*	15,050	131,989
CareDx, Inc.*	21,004	357,488
Caribou Biosciences, Inc.(x)*	23,075	243,441
Catalyst Pharmaceuticals, Inc.*	42,806	549,201
Celldex Therapeutics, Inc.*	17,884	502,719
Celularity, Inc., Class A(x)*	4,231	9,774
Century Therapeutics, Inc.(x)*	5,929	58,638
Cerevel Therapeutics Holdings, Inc.*	21,130	597,134
ChemoCentryx, Inc.*	24,460	1,263,604
Chimerix, Inc.*	20,344	39,264
Chinook Therapeutics, Inc.*	14,674	288,491
Cogent Biosciences, Inc.(x)*	23,082	344,383
Coherus Biosciences, Inc.*	26,680	256,395
Crinetics Pharmaceuticals, Inc.*	19,781	388,499
CTI BioPharma Corp.(x)*	39,175	227,999
Cullinan Oncology, Inc.(x)*	10,453	134,007
Cytokinetics, Inc.*	31,396	1,521,136
Day One Biopharmaceuticals, Inc.(x)*	6,939	138,988
Deciphera Pharmaceuticals, Inc.*	18,284	338,254
Denali Therapeutics, Inc.*	38,484	1,181,074
Design Therapeutics, Inc.(x)*	13,048	218,163
Dynavax Technologies Corp.(x)*	47,536	496,276
Dyne Therapeutics, Inc.*	11,628	147,676
Eagle Pharmaceuticals, Inc.*	4,387	115,905
Editas Medicine, Inc.*	29,465	360,652
Eiger BioPharmaceuticals, Inc.(x)*	11,184	84,216
Emergent BioSolutions, Inc.*	20,011	420,031

See Notes to Portfolio of Investments.

176

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Enanta Pharmaceuticals, Inc.*	8,048	$417,450
Enochian Biosciences, Inc.*	5,366	9,712
EQRx, Inc.(x)*	63,615	314,894
Erasca, Inc.(x)*	25,912	202,114
Fate Therapeutics, Inc.*	33,045	740,538
FibroGen, Inc.*	34,547	449,456
Foghorn Therapeutics, Inc.(x)*	6,475	55,556
Forma Therapeutics Holdings, Inc.*	12,449	248,358
Gelesis Holdings, Inc.(x)*	2,677	2,891
Generation Bio Co.*	17,068	90,631
Geron Corp.*	109,332	255,837
Global Blood Therapeutics, Inc.*	24,786	1,687,927
Gossamer Bio, Inc.(x)*	24,866	297,895
GreenLight Biosciences Holdings PBC(x)*	19,426	45,068
Halozyme Therapeutics, Inc.*	53,196	2,103,370
Heron Therapeutics, Inc.(x)*	25,949	109,505
HilleVax, Inc.(x)*	3,348	57,217
Humacyte, Inc.(x)*	8,556	27,893
Icosavax, Inc.(x)*	6,738	21,292
Ideaya Biosciences, Inc.*	8,518	127,089
IGM Biosciences, Inc.(x)*	5,982	136,031
Imago Biosciences, Inc.(x)*	9,151	137,723
ImmunityBio, Inc.(x)*	45,219	224,738
ImmunoGen, Inc.*	81,460	389,379
Immunovant, Inc.*	24,822	138,507
Inhibrx, Inc.(x)*	12,610	226,349
Inovio Pharmaceuticals, Inc.(x)*	81,430	140,467
Insmed, Inc.*	49,572	1,067,781
Instil Bio, Inc.(x)*	26,816	129,789
Intellia Therapeutics, Inc.*	29,040	1,625,078
Intercept Pharmaceuticals, Inc.(x)*	11,484	160,202
Invivyd, Inc.(x)*	19,006	59,489
Iovance Biotherapeutics, Inc.*	58,556	560,966
Ironwood Pharmaceuticals, Inc.*	54,261	562,144
iTeos Therapeutics, Inc.*	11,418	217,513
IVERIC bio, Inc.*	44,828	804,214
Janux Therapeutics, Inc.*	4,946	66,969
Jounce Therapeutics, Inc.*	9,942	23,264
KalVista Pharmaceuticals, Inc.*	8,566	124,293
Karuna Therapeutics, Inc.*	11,440	2,573,199
Karyopharm Therapeutics, Inc.*	30,575	166,940
Keros Therapeutics, Inc.*	5,528	207,963
Kezar Life Sciences, Inc.*	19,153	164,907
Kiniksa Pharmaceuticals Ltd., Class A*	13,827	177,539
Kinnate Biopharma, Inc.(x)*	7,136	85,275
Kodiak Sciences, Inc.*	14,465	111,959
Kronos Bio, Inc.*	15,612	52,300
Krystal Biotech, Inc.*	7,506	523,168
Kura Oncology, Inc.*	26,531	362,413
Kymera Therapeutics, Inc.*	13,194	287,233
Lexicon Pharmaceuticals, Inc.*	20,488	49,171
Ligand Pharmaceuticals, Inc.*	6,003	516,918
Lyell Immunopharma, Inc.(x)*	64,375	471,869
MacroGenics, Inc.*	24,701	85,465
Madrigal Pharmaceuticals, Inc.*	4,481	291,220
MannKind Corp.(x)*	98,956	305,774
MeiraGTx Holdings plc*	12,601	105,974
Mersana Therapeutics, Inc.*	21,047	142,278
MiMedx Group, Inc.(x)*	44,535	127,815
Mirum Pharmaceuticals, Inc.*	6,968	146,398
Monte Rosa Therapeutics, Inc.(x)*	8,051	65,777
Morphic Holding, Inc.*	9,912	280,510
Myriad Genetics, Inc.*	32,443	619,012
Nkarta, Inc.(x)*	12,850	169,106
Nurix Therapeutics, Inc.*	16,175	210,760
Nuvalent, Inc., Class A(x)*	6,906	134,253
Ocugen, Inc.(x)*	76,536	136,234
Organogenesis Holdings, Inc.*	34,154	110,659
Outlook Therapeutics, Inc.(x)*	31,743	38,726
Pardes Biosciences, Inc.*	7,405	13,699
PDL BioPharma, Inc.(r)(x)*	24,135	11,079
PepGen, Inc.*	2,608	23,681
PMV Pharmaceuticals, Inc.(x)*	16,107	191,673
Point Biopharma Global, Inc.(x)*	24,153	186,703
Praxis Precision Medicines, Inc.*	9,574	21,733
Precigen, Inc.(x)*	54,818	116,214
Prometheus Biosciences, Inc.*	11,731	692,246
Protagonist Therapeutics, Inc.*	17,446	147,070
Prothena Corp. plc*	15,252	924,729
PTC Therapeutics, Inc.*	27,556	1,383,311
Rallybio Corp.(x)*	5,043	72,972
RAPT Therapeutics, Inc.*	10,311	248,083
Recursion Pharmaceuticals, Inc., Class A(x)*	50,348	535,703
REGENXBIO, Inc.*	16,695	441,249
Relay Therapeutics, Inc.*	28,530	638,216
Replimune Group, Inc.*	11,905	205,599
REVOLUTION Medicines, Inc.*	23,841	470,145
Rigel Pharmaceuticals, Inc.*	47,613	56,183
Rocket Pharmaceuticals, Inc.*	15,768	251,657
Sage Therapeutics, Inc.*	20,248	792,912
Sana Biotechnology, Inc.(x)*	34,535	207,210
Sangamo Therapeutics, Inc.*	49,704	243,550
Seres Therapeutics, Inc.*	26,596	170,746
Sorrento Therapeutics, Inc.(x)*	139,192	218,531
SpringWorks Therapeutics, Inc.*	12,983	370,405
Stoke Therapeutics, Inc.*	8,819	113,236
Sutro Biopharma, Inc.*	12,083	67,061
Syndax Pharmaceuticals, Inc.*	18,578	446,429
Talaris Therapeutics, Inc.*	5,402	14,207
Tango Therapeutics, Inc.(x)*	12,387	44,841
Tenaya Therapeutics, Inc.(x)*	7,967	23,104
TG Therapeutics, Inc.*	54,227	321,024
Travere Therapeutics, Inc.*	23,595	581,381
Twist Bioscience Corp.*	21,884	771,192
Tyra Biosciences, Inc.(x)*	2,930	25,755
Vanda Pharmaceuticals, Inc.*	21,889	216,263
Vaxart, Inc.(x)*	49,506	107,923
Vaxcyte, Inc.*	19,806	475,344
VBI Vaccines, Inc.(x)*	88,012	62,119
Vera Therapeutics, Inc.(x)*	3,813	81,255
Veracyte, Inc.*	27,902	463,173
Vericel Corp.*	19,957	463,002
Verve Therapeutics, Inc.(x)*	15,881	545,512
Vir Biotechnology, Inc.(x)*	27,291	526,170
Viridian Therapeutics, Inc.(x)*	6,948	142,503
VistaGen Therapeutics, Inc.*	57,584	8,759
Xencor, Inc.*	23,656	614,583
Y-mAbs Therapeutics, Inc.*	13,368	192,767
Zentalis Pharmaceuticals, Inc.*	15,918	344,784

		69,470,678

Health Care Equipment & Supplies (3.8%)
Alphatec Holdings, Inc.*	27,005	236,024
AngioDynamics, Inc.*	15,152	310,010
Artivion, Inc.*	15,963	220,928
AtriCure, Inc.*	17,785	695,394
Atrion Corp.	591	333,915
Avanos Medical, Inc.*	20,295	442,025
Axogen, Inc.*	15,680	186,906
Axonics, Inc.*	17,771	1,251,789
BioLife Solutions, Inc.*	12,114	275,594
Bioventus, Inc., Class A(x)*	14,812	103,684

See Notes to Portfolio of Investments.

177

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Butterfly Network, Inc.(x)*	59,659	$280,397
Cardiovascular Systems, Inc.*	15,932	220,818
Cerus Corp.*	73,560	264,816
CONMED Corp.	11,265	903,115
CryoPort, Inc.*	17,192	418,797
Cue Health, Inc.(x)*	41,824	125,890
Cutera, Inc.(x)*	6,899	314,594
Embecta Corp.	21,949	631,912
Figs, Inc., Class A(x)*	49,281	406,568
Glaukos Corp.*	18,602	990,371
Haemonetics Corp.*	19,955	1,477,269
Heska Corp.*	3,970	289,492
Inari Medical, Inc.*	18,788	1,364,760
Inogen, Inc.*	7,926	192,443
Inspire Medical Systems, Inc.*	10,695	1,896,972
Integer Holdings Corp.*	12,833	798,598
iRadimed Corp.	4,340	130,460
iRhythm Technologies, Inc.*	11,560	1,448,237
Lantheus Holdings, Inc.*	26,430	1,858,822
LeMaitre Vascular, Inc.	6,865	347,918
LivaNova plc*	20,883	1,060,230
Meridian Bioscience, Inc.*	17,728	558,964
Merit Medical Systems, Inc.*	21,351	1,206,545
Mesa Laboratories, Inc.	2,181	307,150
Nano-X Imaging Ltd.(x)*	11,308	129,703
Neogen Corp.*	42,811	598,070
Nevro Corp.*	14,142	659,017
NuVasive, Inc.*	20,541	899,901
Omnicell, Inc.*	17,345	1,509,535
OraSure Technologies, Inc.*	20,039	75,948
Orthofix Medical, Inc.*	7,800	149,058
OrthoPediatrics Corp.*	4,926	227,286
Outset Medical, Inc.*	18,998	302,638
Owlet, Inc.(x)*	4,473	4,786
Paragon 28, Inc.(x)*	17,550	312,741
PROCEPT BioRobotics Corp.(x)*	9,015	373,762
Pulmonx Corp.(x)*	12,587	209,699
RxSight, Inc.*	4,888	58,656
SeaSpine Holdings Corp.*	14,149	80,366
Senseonics Holdings, Inc.(x)*	170,980	225,694
Shockwave Medical, Inc.*	13,686	3,805,666
SI-BONE, Inc.*	13,173	230,001
Sight Sciences, Inc.(x)*	6,224	39,522
Silk Road Medical, Inc.*	14,870	669,150
STAAR Surgical Co.*	19,086	1,346,517
Surmodics, Inc.*	4,869	148,018
Tactile Systems Technology, Inc.*	7,743	60,318
Tenon Medical, Inc.*	876	1,148
TransMedics Group, Inc.*	9,883	412,516
Treace Medical Concepts, Inc.*	11,582	255,615
UFP Technologies, Inc.*	2,629	225,673
Utah Medical Products, Inc.	1,455	124,126
Varex Imaging Corp.*	15,038	317,903
Vicarious Surgical, Inc.(x)*	14,190	47,537
ViewRay, Inc.*	58,361	212,434
Zimvie, Inc.*	5,401	53,308
Zynex, Inc.(x)	6,518	59,118

		35,376,837

Health Care Providers & Services (2.9%)
1Life Healthcare, Inc.*	69,695	1,195,269
23andMe Holding Co.(x)*	83,389	238,493
Accolade, Inc.*	20,793	237,456
AdaptHealth Corp.*	29,410	552,320
Addus HomeCare Corp.*	6,691	637,251
Agiliti, Inc.(x)*	13,537	193,714
AirSculpt Technologies, Inc.	1,847	11,876
Alignment Healthcare, Inc.*	34,589	409,534
AMN Healthcare Services, Inc.*	17,297	1,832,790
Apollo Medical Holdings, Inc.(x)*	15,105	589,095
ATI Physical Therapy, Inc.(x)*	18,300	18,300
Aveanna Healthcare Holdings, Inc.*	27,084	40,626
Brookdale Senior Living, Inc.*	79,478	339,371
Cano Health, Inc.*	62,368	540,731
CareMax, Inc.*	15,438	109,455
Castle Biosciences, Inc.*	8,673	226,192
Clover Health Investments Corp.(x)*	147,879	251,394
Community Health Systems, Inc.*	46,724	100,457
CorVel Corp.*	3,623	501,532
Covetrus, Inc.*	45,044	940,519
Cross Country Healthcare, Inc.*	12,840	364,271
DocGo, Inc.(x)*	31,482	312,301
Ensign Group, Inc. (The)	20,783	1,652,248
Fulgent Genetics, Inc.*	8,313	316,892
Hanger, Inc.*	13,854	259,347
HealthEquity, Inc.*	32,821	2,204,587
Hims & Hers Health, Inc.*	50,635	282,543
Innovage Holding Corp.(x)*	8,318	48,910
Invitae Corp.(x)*	82,475	202,888
Joint Corp. (The)*	5,592	87,850
LHC Group, Inc.*	11,613	1,900,584
LifeStance Health Group, Inc.(x)*	29,931	198,143
ModivCare, Inc.*	5,263	524,616
National HealthCare Corp.	4,915	311,316
National Research Corp.	6,112	243,258
Oncology Institute, Inc. (The)(x)*	4,746	21,974
OPKO Health, Inc.*	168,440	318,352
Option Care Health, Inc.*	60,690	1,909,914
Owens & Minor, Inc.	28,039	675,740
P3 Health Partners, Inc.(x)*	7,586	35,047
Patterson Cos., Inc.	32,580	782,572
Pediatrix Medical Group, Inc.*	32,443	535,634
Pennant Group, Inc. (The)*	10,962	114,114
PetIQ, Inc.*	10,699	73,823
Privia Health Group, Inc.*	16,583	564,817
Progyny, Inc.*	28,433	1,053,727
R1 RCM, Inc.*	56,006	1,037,791
RadNet, Inc.*	17,301	352,075
Select Medical Holdings Corp.	41,558	918,432
Sema4 Holdings Corp.(x)*	42,200	37,031
Surgery Partners, Inc.*	15,446	361,436
US Physical Therapy, Inc.	5,462	415,221

		27,083,829

Health Care Technology (0.6%)
Allscripts Healthcare Solutions, Inc.*	43,854	667,896
American Well Corp., Class A*	86,663	311,120
Babylon Holdings Ltd., Class A(x)*	28,071	13,258
Computer Programs and Systems, Inc.*	6,547	182,530
Convey Health Solutions Holdings, Inc.(x)*	6,577	69,124
Evolent Health, Inc., Class A*	31,867	1,144,981
Health Catalyst, Inc.*	19,788	191,944
HealthStream, Inc.*	9,865	209,730
Multiplan Corp.(x)*	147,725	422,494
NextGen Healthcare, Inc.*	22,557	399,259
Nutex Health, Inc.(x)*	30,314	45,471
OptimizeRx Corp.*	6,214	92,092
Phreesia, Inc.*	19,996	509,498
Schrodinger, Inc.*	20,489	511,815
Sharecare, Inc.(x)*	78,934	149,975
Simulations Plus, Inc.	6,163	299,152

		5,220,339

Life Sciences Tools & Services (0.6%)
AbCellera Biologics, Inc.(x)*	80,400	795,156

See Notes to Portfolio of Investments.

178

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Absci Corp.(x)*	15,493	$48,493
Adaptive Biotechnologies Corp.*	43,231	307,805
Akoya Biosciences, Inc.*	4,111	48,304
Alpha Teknova, Inc.*	1,799	6,009
Berkeley Lights, Inc.*	19,652	56,205
Bionano Genomics, Inc.(x)*	113,813	208,278
Codexis, Inc.(x)*	22,875	138,622
Cytek Biosciences, Inc.(x)*	42,240	621,773
Inotiv, Inc.(x)*	4,856	81,824
MaxCyte, Inc.(x)*	27,847	181,005
Medpace Holdings, Inc.*	10,527	1,654,529
NanoString Technologies, Inc.*	18,842	240,612
Nautilus Biotechnology, Inc.(x)*	12,585	26,680
NeoGenomics, Inc.*	46,199	397,773
Pacific Biosciences of California, Inc.(x)*	87,908	510,306
Quanterix Corp.*	11,949	131,678
Quantum-Si, Inc.(x)*	24,302	66,831
Science 37 Holdings, Inc.(x)*	16,631	26,776
Seer, Inc.*	19,696	152,447
Singular Genomics Systems, Inc.(x)*	13,127	32,817
SomaLogic, Inc.(x)*	57,847	167,756

		5,901,679

Pharmaceuticals (1.6%)
Aclaris Therapeutics, Inc.*	24,029	378,216
Aerie Pharmaceuticals, Inc.*	16,726	253,064
Amneal Pharmaceuticals, Inc.*	48,472	97,913
Amphastar Pharmaceuticals, Inc.*	14,314	402,223
Amylyx Pharmaceuticals, Inc.*	12,341	347,399
AN2 Therapeutics, Inc.(x)*	1,259	21,881
ANI Pharmaceuticals, Inc.*	2,883	92,660
Arvinas, Inc.*	18,697	831,830
Atea Pharmaceuticals, Inc.*	30,802	175,263
Athira Pharma, Inc.(x)*	9,815	29,151
Axsome Therapeutics, Inc.*	10,810	482,342
Cara Therapeutics, Inc.*	17,868	167,244
Cassava Sciences, Inc.(x)*	15,484	647,541
CinCor Pharma, Inc.*	6,675	219,074
Collegium Pharmaceutical, Inc.*	15,493	248,198
Corcept Therapeutics, Inc.*	33,162	850,274
DICE Therapeutics, Inc.(x)*	12,293	249,302
Edgewise Therapeutics, Inc.(x)*	12,843	126,375
Esperion Therapeutics, Inc.(x)*	19,797	132,640
Evolus, Inc.*	9,855	79,333
EyePoint Pharmaceuticals, Inc.(x)*	6,943	54,919
Fulcrum Therapeutics, Inc.(x)*	12,619	102,088
Harmony Biosciences Holdings, Inc.*	9,530	422,084
Innoviva, Inc.*	24,287	281,972
Intra-Cellular Therapies, Inc.*	35,608	1,656,840
Liquidia Corp.(x)*	12,660	68,870
Nektar Therapeutics*	69,964	223,885
NGM Biopharmaceuticals, Inc.*	14,873	194,539
Nuvation Bio, Inc.(x)*	51,344	115,011
Ocular Therapeutix, Inc.*	26,261	108,983
Pacira BioSciences, Inc.*	17,508	931,251
Phathom Pharmaceuticals, Inc.(x)*	8,132	90,103
Phibro Animal Health Corp., Class A	8,197	108,938
Prestige Consumer Healthcare, Inc.*	19,430	968,197
Provention Bio, Inc.(x)*	22,455	101,048
Reata Pharmaceuticals, Inc., Class A(x)*	11,209	281,682
Relmada Therapeutics, Inc.*	9,222	341,398
Revance Therapeutics, Inc.*	28,161	760,347
SIGA Technologies, Inc.(x)	17,494	180,188
Supernus Pharmaceuticals, Inc.*	21,989	744,328
Tarsus Pharmaceuticals, Inc.(x)*	4,912	84,093
Theravance Biopharma, Inc.*	21,397	216,966
Theseus Pharmaceuticals, Inc.(x)*	2,542	14,744
Tricida, Inc.(x)*	8,919	93,471
Ventyx Biosciences, Inc.(x)*	9,530	332,692
Xeris Biopharma Holdings, Inc.*	35,656	55,623

		14,366,183

Total Health Care		157,419,545

Industrials (13.4%)
Aerospace & Defense (0.8%)
AAR Corp.*	13,882	497,253
Aerojet Rocketdyne Holdings, Inc.*	30,475	1,218,695
AeroVironment, Inc.*	9,565	797,338
AerSale Corp.(x)*	5,318	98,596
Archer Aviation, Inc., Class A(x)*	33,475	87,370
Astra Space, Inc.(x)*	38,794	23,703
Astronics Corp.*	7,056	55,460
Cadre Holdings, Inc.(x)	5,146	123,813
Ducommun, Inc.*	3,032	120,249
Kaman Corp.	11,017	307,705
Kratos Defense & Security Solutions, Inc.*	53,699	545,582
Maxar Technologies, Inc.	29,548	553,139
Momentus, Inc.(x)*	13,988	19,164
Moog, Inc., Class A	11,135	783,347
National Presto Industries, Inc.	1,426	92,761
Park Aerospace Corp.	5,706	62,994
Parsons Corp.*	12,301	482,199
Redwire Corp.(x)*	8,370	19,921
Rocket Lab USA, Inc.*	82,686	336,532
Terran Orbital Corp.(x)*	5,983	10,590
Triumph Group, Inc.*	24,256	208,359
V2X, Inc.*	3,212	113,705
Virgin Galactic Holdings, Inc.(x)*	88,668	417,626

		6,976,101

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	24,905	599,961
Atlas Air Worldwide Holdings, Inc.(x)*	10,927	1,044,293
Forward Air Corp.	10,904	984,195
Hub Group, Inc., Class A*	12,704	876,322
Radiant Logistics, Inc.*	11,743	66,818

		3,571,589

Airlines (0.3%)
Allegiant Travel Co.*	5,933	432,990
Blade Air Mobility, Inc.(x)*	14,856	59,870
Frontier Group Holdings, Inc.(x)*	10,404	100,919
Hawaiian Holdings, Inc.*	20,281	266,695
Joby Aviation, Inc.(x)*	97,546	422,374
SkyWest, Inc.*	20,301	330,094
Spirit Airlines, Inc.	43,729	822,980
Sun Country Airlines Holdings, Inc.(x)*	12,085	164,477
Wheels Up Experience, Inc.*	41,365	47,570

		2,647,969

Building Products (1.2%)
AAON, Inc.	16,706	900,119
American Woodmark Corp.*	7,113	311,976
Apogee Enterprises, Inc.	8,292	316,920
Caesarstone Ltd.	6,303	58,681
CSW Industrials, Inc.	6,134	734,853
Gibraltar Industries, Inc.*	14,499	593,444
Griffon Corp.	19,228	567,611
Insteel Industries, Inc.	7,431	197,144
Janus International Group, Inc.*	30,731	274,121
JELD-WEN Holding, Inc.*	33,800	295,750
Masonite International Corp.*	9,250	659,432

See Notes to Portfolio of Investments.

179

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
PGT Innovations, Inc.*	22,606	$473,822
Quanex Building Products Corp.	12,310	223,550
Resideo Technologies, Inc.*	59,142	1,127,247
Simpson Manufacturing Co., Inc.	16,614	1,302,538
UFP Industries, Inc.	23,700	1,710,192
View, Inc.(x)*	27,342	36,638
Zurn Elkay Water Solutions Corp.	49,231	1,206,159

		10,990,197

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	26,010	994,362
ACCO Brands Corp.	33,523	164,263
ACV Auctions, Inc., Class A*	43,677	314,038
Aris Water Solution, Inc., Class A	8,023	102,373
Brady Corp., Class A	17,561	732,820
BrightView Holdings, Inc.*	14,328	113,764
Brink’s Co. (The)	18,762	908,831
Casella Waste Systems, Inc., Class A*	19,274	1,472,341
Cimpress plc*	6,200	151,776
CompX International, Inc.	801	13,008
CoreCivic, Inc. (REIT)*	48,114	425,328
Deluxe Corp.	17,705	294,788
Ennis, Inc.	7,113	143,185
GEO Group, Inc. (The)(x)*	47,331	364,449
Harsco Corp.*	32,535	121,681
Healthcare Services Group, Inc.	32,598	394,110
Heritage-Crystal Clean, Inc.*	5,308	156,958
HNI Corp.	16,836	446,322
Interface, Inc.	18,651	167,672
KAR Auction Services, Inc.*	44,924	501,801
Kimball International, Inc., Class B	10,064	63,303
Li-Cycle Holdings Corp.(x)*	51,068	271,682
Matthews International Corp., Class A	11,354	254,443
MillerKnoll, Inc.	29,560	461,136
Montrose Environmental Group, Inc.*	10,244	344,711
NL Industries, Inc.	5,356	41,402
Pitney Bowes, Inc.	62,379	145,343
Quad/Graphics, Inc.*	8,851	22,659
SP Plus Corp.*	9,148	286,515
Steelcase, Inc., Class A	35,094	228,813
UniFirst Corp.	5,674	954,537
Viad Corp.*	6,959	219,765
VSE Corp.	2,950	104,430

		11,382,609

Construction & Engineering (1.3%)
Ameresco, Inc., Class A*	12,623	839,177
API Group Corp.*	79,445	1,054,235
Arcosa, Inc.	18,670	1,067,551
Argan, Inc.	4,598	147,918
Comfort Systems USA, Inc.	13,697	1,333,129
Concrete Pumping Holdings, Inc.*	9,180	59,211
Construction Partners, Inc., Class A*	14,598	382,905
Dycom Industries, Inc.*	11,932	1,139,864
EMCOR Group, Inc.	19,242	2,222,066
Fluor Corp.*	55,146	1,372,584
Granite Construction, Inc.	18,508	469,918
Great Lakes Dredge & Dock Corp.*	25,649	194,419
IES Holdings, Inc.*	3,232	89,268
Infrastructure and Energy Alternatives, Inc.*	7,644	103,500
MYR Group, Inc.*	6,655	563,878
Northwest Pipe Co.*	2,698	75,814
NV5 Global, Inc.*	5,291	655,132
Primoris Services Corp.	20,832	338,520
Sterling Infrastructure, Inc.*	11,053	237,308
Tutor Perini Corp.*	11,499	63,474

		12,409,871

Electrical Equipment (1.3%)
Allied Motion Technologies, Inc.	3,526	100,914
Array Technologies, Inc.*	57,159	947,696
Atkore, Inc.*	16,384	1,274,839
AZZ, Inc.	11,189	408,510
Babcock & Wilcox Enterprises, Inc.*	15,469	98,692
Blink Charging Co.(x)*	15,823	280,384
Bloom Energy Corp., Class A*	65,477	1,308,885
Encore Wire Corp.	7,690	888,503
Energy Vault Holdings, Inc.(x)*	17,006	89,792
EnerSys	16,706	971,788
Enovix Corp.(x)*	42,152	772,857
ESS Tech, Inc.*	21,566	88,205
Fluence Energy, Inc.(x)*	9,577	139,728
FTC Solar, Inc.(x)*	11,405	33,759
FuelCell Energy, Inc.(x)*	146,075	498,116
GrafTech International Ltd.	72,463	312,316
Heliogen, Inc.(x)*	24,362	45,313
NuScale Power Corp.(x)*	14,304	167,071
Powell Industries, Inc.	2,538	53,501
Preformed Line Products Co.	822	58,485
Shoals Technologies Group, Inc., Class A*	43,462	936,606
Stem, Inc.*	55,797	744,332
SunPower Corp.(x)*	32,500	748,800
Thermon Group Holdings, Inc.*	9,185	141,541
TPI Composites, Inc.*	14,300	161,304
Vicor Corp.*	8,986	531,432

		11,803,369

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	6,157	136,070

Machinery (3.3%)
Alamo Group, Inc.	4,071	497,761
Albany International Corp., Class A	12,141	957,075
Altra Industrial Motion Corp.	26,116	878,020
Astec Industries, Inc.	9,273	289,225
Barnes Group, Inc.	18,944	547,103
Berkshire Grey, Inc.(x)*	17,500	29,750
Blue Bird Corp.*	4,967	41,475
Chart Industries, Inc.*	14,172	2,612,608
CIRCOR International, Inc.*	5,132	84,627
Columbus McKinnon Corp.	11,650	304,764
Desktop Metal, Inc., Class A(x)*	102,246	264,817
Douglas Dynamics, Inc.	8,596	240,860
Energy Recovery, Inc.*	19,238	418,234
Enerpac Tool Group Corp.(x)*	23,859	425,406
EnPro Industries, Inc.	8,785	746,549
ESCO Technologies, Inc.	10,078	740,128
Evoqua Water Technologies Corp.*	45,299	1,498,038
Fathom Digital Manufacturing C(x)*	2,742	5,566
Federal Signal Corp.	24,395	910,422
Franklin Electric Co., Inc.	17,882	1,461,138
Gorman-Rupp Co. (The)	7,966	189,511
Greenbrier Cos., Inc. (The)	12,565	304,953
Helios Technologies, Inc.	13,273	671,614
Hillenbrand, Inc.	27,223	999,629
Hillman Solutions Corp.*	51,330	387,028
Hydrofarm Holdings Group, Inc.(x)*	16,165	31,360
Hyliion Holdings Corp.(x)*	32,259	92,583
Hyster-Yale Materials Handling, Inc.	2,784	59,884
Hyzon Motors, Inc.(x)*	23,437	39,843
John Bean Technologies Corp.	12,668	1,089,448
Kadant, Inc.	4,567	761,821

See Notes to Portfolio of Investments.

180

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Kennametal, Inc.	31,825	$654,959
Lightning eMotors, Inc.(x)*	10,404	16,126
Lindsay Corp.	4,550	651,924
Luxfer Holdings plc	7,277	105,517
Manitowoc Co., Inc. (The)*	9,193	71,246
Markforged Holding Corp.(x)*	28,988	57,396
Microvast Holdings, Inc.(x)*	45,851	82,990
Miller Industries, Inc.	3,346	71,236
Mueller Industries, Inc.	21,045	1,250,915
Mueller Water Products, Inc., Class A	64,802	665,517
Nikola Corp.(x)*	113,719	400,291
Omega Flex, Inc.(x)	1,165	107,902
Proterra, Inc.(x)*	85,456	425,571
Proto Labs, Inc.*	11,393	415,047
RBC Bearings, Inc.*	11,073	2,301,080
REV Group, Inc.	12,199	134,555
Sarcos Technology and Robotics Corp.(x)*	29,332	65,117
Shyft Group, Inc. (The)	15,088	308,248
SPX Technologies, Inc.*	17,138	946,360
Standex International Corp.	4,834	394,696
Tennant Co.	7,993	452,084
Terex Corp.	26,499	788,080
Titan International, Inc.*	20,336	246,879
Trinity Industries, Inc.	32,800	700,280
Velo3D, Inc.(x)*	17,111	67,417
Wabash National Corp.	18,156	282,507
Watts Water Technologies, Inc., Class A	10,899	1,370,331
Xos, Inc.(x)*	13,954	16,745

		30,632,256

Marine (0.2%)
Costamare, Inc.	21,011	188,048
Eagle Bulk Shipping, Inc.(x)	4,853	209,553
Eneti, Inc.	5,731	38,226
Genco Shipping & Trading Ltd.	12,952	162,289
Golden Ocean Group Ltd.	47,316	353,450
Matson, Inc.	15,014	923,661
Safe Bulkers, Inc.	17,016	42,030

		1,917,257

Professional Services (1.5%)
Alight, Inc., Class A*	131,364	962,898
ASGN, Inc.*	19,026	1,719,380
Atlas Technical Consultants, Inc.(x)*	3,832	25,483
Barrett Business Services, Inc.	1,842	143,676
CBIZ, Inc.*	18,868	807,173
CRA International, Inc.	2,011	178,456
Exponent, Inc.	20,194	1,770,408
First Advantage Corp.*	21,840	280,207
Forrester Research, Inc.*	3,645	131,256
Franklin Covey Co.*	3,509	159,273
Heidrick & Struggles International, Inc.	7,703	200,201
HireRight Holdings Corp.(x)*	11,150	170,149
Huron Consulting Group, Inc.*	8,797	582,801
ICF International, Inc.	7,635	832,368
Insperity, Inc.	14,402	1,470,300
Kelly Services, Inc., Class A	12,722	172,892
Kforce, Inc.	8,020	470,373
Korn Ferry	21,341	1,001,960
Legalzoom.com, Inc.(x)*	37,996	325,626
Planet Labs PBC(x)*	60,090	326,289
Red Violet, Inc.(x)*	2,299	39,819
Resources Connection, Inc.	8,711	157,408
Skillsoft Corp.(x)*	21,242	38,873
Spire Global, Inc.(x)*	31,024	33,506
Sterling Check Corp.(x)*	7,607	134,187
TriNet Group, Inc.*	15,026	1,070,152
TrueBlue, Inc.*	12,732	242,926
Upwork, Inc.*	48,185	656,280
Willdan Group, Inc.*	3,350	49,613

		14,153,933

Road & Rail (0.5%)
ArcBest Corp.	9,370	681,480
Bird Global, Inc., Class A(x)*	57,895	20,431
Covenant Logistics Group, Inc.	2,606	74,792
Daseke, Inc.*	10,454	56,556
Heartland Express, Inc.	15,513	221,991
Marten Transport Ltd.	22,163	424,643
PAM Transportation Services, Inc.*	1,976	61,177
Saia, Inc.*	10,240	1,945,600
TuSimple Holdings, Inc., Class A(x)*	54,440	413,744
Universal Logistics Holdings, Inc.	2,934	93,067
Werner Enterprises, Inc.	23,376	878,938

		4,872,419

Trading Companies & Distributors (1.4%)
Alta Equipment Group, Inc.	4,701	51,758
Applied Industrial Technologies, Inc.	14,979	1,539,542
Beacon Roofing Supply, Inc.*	20,879	1,142,499
BlueLinx Holdings, Inc.*	3,383	210,084
Boise Cascade Co.	14,879	884,705
Custom Truck One Source, Inc.(x)*	25,825	150,560
Distribution Solutions Group, Inc.*	1,941	54,678
DXP Enterprises, Inc.*	3,768	89,226
GATX Corp.	14,416	1,227,522
Global Industrial Co.	4,949	132,782
GMS, Inc.*	16,240	649,762
H&E Equipment Services, Inc.	13,635	386,416
Herc Holdings, Inc.	10,056	1,044,617
Hudson Technologies, Inc.*	11,242	82,629
Karat Packaging, Inc.*	1,102	17,621
McGrath RentCorp	10,218	856,881
MRC Global, Inc.*	31,937	229,627
NOW, Inc.*	43,902	441,215
Rush Enterprises, Inc., Class A	16,705	732,681
Rush Enterprises, Inc., Class B	2,052	98,312
Textainer Group Holdings Ltd.	16,853	452,672
Titan Machinery, Inc.*	5,246	148,252
Transcat, Inc.*	2,090	158,192
Triton International Ltd.	24,422	1,336,616
Veritiv Corp.*	5,419	529,816

		12,648,665

Total Industrials		124,142,305

Information Technology (11.7%)
Communications Equipment (0.8%)
ADTRAN Holdings, Inc.	27,418	536,844
Aviat Networks, Inc.*	2,333	63,878
Calix, Inc.*	21,639	1,323,009
Cambium Networks Corp.*	2,726	46,124
Casa Systems, Inc.(x)*	9,821	30,740
Clearfield, Inc.*	4,547	475,798
CommScope Holding Co., Inc.*	79,080	728,327
Comtech Telecommunications Corp.	7,020	70,270
Digi International, Inc.*	13,777	476,271
DZS, Inc.*	5,068	57,268
Extreme Networks, Inc.*	51,344	671,066
Harmonic, Inc.*	35,900	469,213
Infinera Corp.*	73,237	354,467
Inseego Corp.(x)*	25,491	52,766
NETGEAR, Inc.*	8,175	163,827
NetScout Systems, Inc.*	26,506	830,168

See Notes to Portfolio of Investments.

181

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Ondas Holdings, Inc.(x)*	8,876	$32,841
Ribbon Communications, Inc.*	21,498	47,726
Viavi Solutions, Inc.*	87,947	1,147,708

		7,578,311

Electronic Equipment, Instruments & Components (2.1%)
908 Devices, Inc.(x)*	5,833	95,953
Advanced Energy Industries, Inc.	15,224	1,178,490
Aeva Technologies, Inc.(x)*	53,169	99,426
AEye, Inc.(x)*	11,536	12,805
Akoustis Technologies, Inc.(x)*	13,248	39,347
Arlo Technologies, Inc.*	33,534	155,598
Badger Meter, Inc.	11,318	1,045,670
Belden, Inc.	16,549	993,271
Benchmark Electronics, Inc.	13,794	341,815
Cepton, Inc.*	2,112	4,139
CTS Corp.	13,473	561,150
ePlus, Inc.*	11,386	472,974
Evolv Technologies Holdings, Inc.(x)*	21,955	46,545
Fabrinet*	14,314	1,366,271
FARO Technologies, Inc.*	6,745	185,083
Focus Universal, Inc.(x)*	4,587	43,026
Identiv, Inc.*	6,106	76,569
Insight Enterprises, Inc.*	12,567	1,035,646
Itron, Inc.*	19,208	808,849
Kimball Electronics, Inc.*	6,405	109,846
Knowles Corp.*	36,385	442,805
Lightwave Logic, Inc.(x)*	43,090	316,281
Methode Electronics, Inc.	14,334	532,508
MicroVision, Inc.(x)*	65,566	236,693
Mirion Technologies, Inc.(x)*	52,240	390,233
Napco Security Technologies, Inc.*	11,972	348,146
nLight, Inc.*	16,847	159,204
Novanta, Inc.*	14,132	1,634,366
OSI Systems, Inc.*	6,012	433,225
Ouster, Inc.(x)*	35,552	34,251
PAR Technology Corp.(x)*	9,338	275,751
PC Connection, Inc.	3,890	175,400
Plexus Corp.*	10,836	948,800
Rogers Corp.*	7,209	1,743,713
Sanmina Corp.*	22,968	1,058,365
ScanSource, Inc.*	9,946	262,674
SmartRent, Inc.(x)*	41,878	95,063
TTM Technologies, Inc.*	42,139	555,392
Velodyne Lidar, Inc.(x)*	51,973	49,224
Vishay Intertechnology, Inc.	53,624	953,971
Vishay Precision Group, Inc.*	4,298	127,178

		19,445,716

IT Services (1.9%)
AvidXchange Holdings, Inc.*	56,687	477,305
BigCommerce Holdings, Inc.*	23,575	348,910
Brightcove, Inc.*	12,056	75,953
Cantaloupe, Inc.*	16,239	56,512
Cass Information Systems, Inc.	4,589	159,192
Cerberus Cyber Sentinel Corp.*	12,401	36,583
Conduent, Inc.*	65,641	219,241
Core Scientific, Inc.(x)*	71,986	93,582
CSG Systems International, Inc.	12,386	654,972
Cyxtera Technologies, Inc.(x)*	16,712	68,185
DigitalOcean Holdings, Inc.(x)*	27,809	1,005,851
Edgio, Inc.*	34,826	96,816
Evertec, Inc.	23,125	724,969
Evo Payments, Inc., Class A*	18,542	617,449
ExlService Holdings, Inc.*	12,622	1,859,978
Fastly, Inc., Class A*	43,573	399,129
Flywire Corp.*	23,070	529,687
Grid Dynamics Holdings, Inc.*	17,966	336,503
Hackett Group, Inc. (The)	7,745	137,241
I3 Verticals, Inc., Class A*	8,027	160,781
IBEX Holdings Ltd.*	1,805	33,519
Information Services Group, Inc.	8,909	42,407
International Money Express, Inc.*	12,614	287,473
Marqeta, Inc., Class A*	168,964	1,203,024
Maximus, Inc.	23,238	1,344,783
MoneyGram International, Inc.*	35,456	368,742
Paya Holdings, Inc.*	31,862	194,677
Payoneer Global, Inc.*	84,655	512,163
Paysafe Ltd.(x)*	132,118	182,323
Perficient, Inc.*	12,989	844,545
PFSweb, Inc.*	4,317	40,234
Priority Technology Holdings, Inc.(x)*	2,281	10,287
Rackspace Technology, Inc.(x)*	23,202	94,664
Remitly Global, Inc.*	35,452	394,226
Repay Holdings Corp.*	33,511	236,588
Sabre Corp.*	126,741	652,716
SolarWinds Corp.*	18,254	141,468
Squarespace, Inc., Class A(x)*	12,262	261,916
StoneCo Ltd., Class A*	108,043	1,029,650
TTEC Holdings, Inc.	7,652	339,060
Tucows, Inc., Class A(x)*	2,846	106,469
Unisys Corp.*	28,740	216,987
Verra Mobility Corp.*	60,911	936,202

		17,532,962

Semiconductors & Semiconductor Equipment (2.2%)
ACM Research, Inc., Class A*	18,419	229,501
Alpha & Omega Semiconductor Ltd.*	8,506	261,645
Ambarella, Inc.*	14,149	794,891
Amkor Technology, Inc.	40,370	688,308
Atomera, Inc.(x)*	5,316	53,851
Axcelis Technologies, Inc.*	12,511	757,666
AXT, Inc.*	12,358	82,799
CEVA, Inc.*	9,186	240,949
Cohu, Inc.*	18,133	467,469
Credo Technology Group Holding Ltd.(x)*	33,238	365,618
CyberOptics Corp.*	1,639	88,145
Diodes, Inc.*	17,118	1,111,129
FormFactor, Inc.*	30,036	752,402
Ichor Holdings Ltd.*	10,781	261,008
Impinj, Inc.*	8,232	658,807
indie Semiconductor, Inc., Class A*	36,796	269,347
Kulicke & Soffa Industries, Inc.	22,934	883,647
MACOM Technology Solutions Holdings, Inc.*	20,563	1,064,958
MaxLinear, Inc.*	29,272	954,853
Onto Innovation, Inc.*	18,969	1,214,964
PDF Solutions, Inc.*	11,928	292,594
Photronics, Inc.*	22,460	328,365
Power Integrations, Inc.	21,946	1,411,567
Rambus, Inc.*	43,134	1,096,466
Rigetti Computing, Inc.(x)*	8,360	15,717
Rockley Photonics Holdings Ltd.(x)*	26,806	19,035
Semtech Corp.*	24,906	732,485
Silicon Laboratories, Inc.*	13,648	1,684,709
SiTime Corp.*	6,207	488,677
SkyWater Technology, Inc.(x)*	2,329	17,817
SMART Global Holdings, Inc.*	17,798	282,454
Synaptics, Inc.*	15,377	1,522,477
Transphorm, Inc.*	5,398	27,152
Ultra Clean Holdings, Inc.*	19,385	499,164
Veeco Instruments, Inc.*	19,610	359,255

		19,979,891

See Notes to Portfolio of Investments.

182

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Software (4.4%)
8x8, Inc.*	49,298	$170,078
A10 Networks, Inc.	23,986	318,294
ACI Worldwide, Inc.*	45,798	957,178
Agilysys, Inc.*	7,507	415,512
Alarm.com Holdings, Inc.*	19,179	1,243,950
Alkami Technology, Inc.(x)*	14,622	220,061
Altair Engineering, Inc., Class A*	21,214	938,083
American Software, Inc., Class A	8,762	134,234
Amplitude, Inc., Class A(x)*	21,672	335,266
Appfolio, Inc., Class A*	7,913	828,649
Appian Corp., Class A*	16,263	664,018
Applied Blockchain, Inc.(x)*	2,190	3,723
Arteris, Inc.(x)*	5,148	34,286
Asana, Inc., Class A(x)*	29,785	662,121
Avaya Holdings Corp.(x)*	34,950	55,571
AvePoint, Inc.(x)*	40,633	162,938
Benefitfocus, Inc.(x)*	7,060	44,831
Blackbaud, Inc.*	18,434	812,202
Blackline, Inc.*	22,309	1,336,309
Blend Labs, Inc., Class A(x)*	49,864	110,199
Box, Inc., Class A*	52,514	1,280,816
BTRS Holdings, Inc., Class 1*	30,299	280,569
C3.ai, Inc., Class A(x)*	24,574	307,175
Cerence, Inc.*	15,586	245,480
ChannelAdvisor Corp.*	9,424	213,548
Cipher Mining, Inc.(x)*	18,118	22,829
Cleanspark, Inc.(x)*	11,121	35,365
Clear Secure, Inc., Class A(x)*	24,242	554,172
CommVault Systems, Inc.*	18,339	972,701
Consensus Cloud Solutions, Inc.*	6,329	299,362
Couchbase, Inc.(x)*	8,748	124,834
CS Disco, Inc.(x)*	9,508	95,080
Cvent Holding Corp.(x)*	20,967	110,077
Digimarc Corp.(x)*	3,342	45,284
Digital Turbine, Inc.*	37,450	539,654
Domo, Inc., Class B*	10,835	194,922
Duck Creek Technologies, Inc.*	29,951	354,919
E2open Parent Holdings, Inc.(x)*	75,267	456,871
Ebix, Inc.(x)	10,506	199,299
eGain Corp.*	6,456	47,452
Enfusion, Inc., Class A(x)*	11,654	143,810
EngageSmart, Inc.*	9,606	198,748
Envestnet, Inc.*	21,774	966,766
Everbridge, Inc.*	15,361	474,348
EverCommerce, Inc.(x)*	12,062	131,838
ForgeRock, Inc., Class A(x)*	10,346	150,327
Greenidge Generation Holdings, Inc.(x)*	2,879	5,758
Instructure Holdings, Inc.(x)*	6,547	145,867
Intapp, Inc.*	6,056	113,066
InterDigital, Inc.	12,749	515,315
IronNet, Inc.(x)*	17,523	12,073
Kaleyra, Inc.(x)*	13,333	12,933
KnowBe4, Inc., Class A*	28,307	589,069
Latch, Inc.(x)*	22,985	21,918
LivePerson, Inc.*	28,676	270,128
LiveRamp Holdings, Inc.*	26,221	476,173
LiveVox Holdings, Inc.(x)*	6,039	17,815
Marathon Digital Holdings, Inc.(x)*	40,098	429,450
Matterport, Inc.(x)*	85,218	322,976
MeridianLink, Inc.(x)*	8,719	141,945
MicroStrategy, Inc., Class A(x)*	3,542	751,825
Mitek Systems, Inc.*	11,959	109,544
Model N, Inc.*	14,974	512,560
Momentive Global, Inc.*	56,477	328,131
N-able, Inc.*	26,169	241,540
NextNav, Inc.(x)*	13,106	35,255
Olo, Inc., Class A*	34,894	275,663
ON24, Inc.*	11,203	98,586
OneSpan, Inc.*	9,618	82,811
PagerDuty, Inc.*	33,174	765,324
Ping Identity Holding Corp.*	30,174	846,984
Progress Software Corp.	19,020	809,301
PROS Holdings, Inc.*	17,640	435,708
Q2 Holdings, Inc.*	22,439	722,536
Qualys, Inc.*	14,975	2,087,365
Rapid7, Inc.*	22,280	955,812
Rimini Street, Inc.*	13,186	61,447
Riot Blockchain, Inc.(x)*	43,034	301,668
Sapiens International Corp. NV	12,215	234,284
SecureWorks Corp., Class A*	6,223	50,095
ShotSpotter, Inc.*	2,532	72,820
Sprout Social, Inc., Class A*	18,205	1,104,679
SPS Commerce, Inc.*	14,385	1,787,049
Sumo Logic, Inc.*	35,221	264,158
Telos Corp.*	20,351	180,920
Tenable Holdings, Inc.*	42,731	1,487,039
Terawulf, Inc.(x)*	5,805	7,314
Upland Software, Inc.*	10,789	87,715
UserTesting, Inc.(x)*	18,862	73,939
Varonis Systems, Inc.*	43,043	1,141,500
Verint Systems, Inc.*	24,691	829,124
Veritone, Inc.(x)*	7,365	41,465
Viant Technology, Inc., Class A(x)*	3,262	13,733
Weave Communications, Inc.(x)*	4,603	23,245
WM Technology, Inc.(x)*	19,233	30,965
Workiva, Inc.*	18,344	1,427,163
Xperi Holding Corp.	46,404	656,153
Yext, Inc.*	47,804	213,206
Zeta Global Holdings Corp., Class A(x)*	34,905	230,722
Zuora, Inc., Class A*	48,252	356,100

		40,703,683

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.*	52,273	417,139
Avid Technology, Inc.*	13,772	320,337
CompoSecure, Inc.(x)*	2,111	10,576
Corsair Gaming, Inc.(x)*	15,747	178,728
Diebold Nixdorf, Inc.*	20,055	48,934
Eastman Kodak Co.(x)*	13,621	62,520
IonQ, Inc.(x)*	48,207	244,409
Super Micro Computer, Inc.*	17,353	955,630
Turtle Beach Corp.*	4,234	28,876
Xerox Holdings Corp.	43,835	573,362

		2,840,511

Total Information Technology		108,081,074

Materials (3.6%)
Chemicals (1.8%)
AdvanSix, Inc.	10,360	332,556
American Vanguard Corp.	10,874	203,344
Amyris, Inc.(x)*	68,903	201,197
Aspen Aerogels, Inc.*	8,154	75,180
Avient Corp.	36,837	1,116,161
Balchem Corp.	13,052	1,586,862
Cabot Corp.	21,958	1,402,897
Chase Corp.	2,399	200,484
Danimer Scientific, Inc.(x)*	32,885	97,011
Diversey Holdings Ltd.*	21,239	103,221
Ecovyst, Inc.*	24,759	208,966
FutureFuel Corp.	7,203	43,506
Hawkins, Inc.	7,635	297,689
HB Fuller Co.	20,078	1,206,688
Ingevity Corp.*	14,945	906,115

See Notes to Portfolio of Investments.

183

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Innospec, Inc.	9,434	$808,211
Intrepid Potash, Inc.*	3,975	157,291
Koppers Holdings, Inc.	5,787	120,254
Kronos Worldwide, Inc.	9,505	88,777
Livent Corp.*	64,553	1,978,549
LSB Industries, Inc.*	8,489	120,968
Mativ Holdings, Inc.	21,545	475,713
Minerals Technologies, Inc.	12,251	605,322
Origin Materials, Inc.(x)*	28,462	146,864
Orion Engineered Carbons SA	24,831	331,494
Perimeter Solutions SA(x)*	46,990	376,390
PureCycle Technologies, Inc.(x)*	38,655	311,946
Quaker Chemical Corp.	5,659	817,046
Rayonier Advanced Materials, Inc.*	17,220	54,243
Sensient Technologies Corp.	16,285	1,129,202
Stepan Co.	7,991	748,517
Tredegar Corp.	7,304	68,950
Trinseo plc	14,647	268,333
Tronox Holdings plc	45,884	562,079
Valhi, Inc.	518	13,033

		17,165,059

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	47,043	1,127,150
United States Lime & Minerals, Inc.	592	60,503

		1,187,653

Containers & Packaging (0.3%)
Cryptyde, Inc.(x)*	4,951	3,430
Greif, Inc., Class A	9,900	589,743
Greif, Inc., Class B	2,055	124,944
Myers Industries, Inc.	12,854	211,705
O-I Glass, Inc.*	59,781	774,164
Pactiv Evergreen, Inc.	17,930	156,529
Ranpak Holdings Corp.*	10,641	36,392
TriMas Corp.	19,478	488,313

		2,385,220

Metals & Mining (1.3%)
5E Advanced Materials, Inc.(x)*	8,507	86,431
Alpha Metallurgical Resources, Inc.	6,505	890,144
Arconic Corp.*	39,967	681,038
ATI, Inc.*	48,471	1,289,813
Carpenter Technology Corp.	19,879	619,032
Century Aluminum Co.*	20,628	108,916
Coeur Mining, Inc.*	109,821	375,588
Commercial Metals Co.	47,486	1,684,803
Compass Minerals International, Inc.	14,630	563,694
Constellium SE*	50,234	509,373
Dakota Gold Corp.(x)*	12,585	38,384
Haynes International, Inc.	3,419	120,075
Hecla Mining Co.	215,617	849,531
Hycroft Mining Holding Corp.(x)*	39,761	24,036
Kaiser Aluminum Corp.	6,834	419,266
Materion Corp.	7,664	613,120
Novagold Resources, Inc.*	102,410	480,303
Olympic Steel, Inc.	2,612	59,580
Piedmont Lithium, Inc.(x)*	6,697	358,223
PolyMet Mining Corp.*	7,814	22,504
Ramaco Resources, Inc.	6,001	55,209
Ryerson Holding Corp.	5,379	138,455
Schnitzer Steel Industries, Inc., Class A	10,456	297,578
SunCoke Energy, Inc.	23,171	134,624
TimkenSteel Corp.*	18,200	272,818
Warrior Met Coal, Inc.	19,842	564,306
Worthington Industries, Inc.	12,193	465,041

		11,721,885

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	4,435	166,756
Glatfelter Corp.	12,203	37,951
Resolute Forest Products, Inc.(x)*	17,558	351,160
Sylvamo Corp.	13,638	462,328

		1,018,195

Total Materials		33,478,012

Real Estate (5.8%)
Equity Real Estate Investment Trusts (REITs) (5.2%)
Acadia Realty Trust (REIT)	35,541	448,527
Agree Realty Corp. (REIT)	29,117	1,967,727
Alexander & Baldwin, Inc. (REIT)	29,799	494,067
Alexander’s, Inc. (REIT)	789	164,869
American Assets Trust, Inc. (REIT)	19,714	507,044
Apartment Investment and Management Co. (REIT), Class A	58,003	423,422
Apple Hospitality REIT, Inc. (REIT)	84,130	1,182,868
Armada Hoffler Properties, Inc. (REIT)	25,679	266,548
Ashford Hospitality Trust, Inc. (REIT)(x)*	10,114	68,876
Bluerock Residential Growth REIT, Inc. (REIT)	10,985	293,849
Braemar Hotels & Resorts, Inc. (REIT)	15,923	68,469
Brandywine Realty Trust (REIT)	68,801	464,407
Broadstone Net Lease, Inc. (REIT)	64,279	998,253
BRT Apartments Corp. (REIT)	3,506	71,207
CareTrust REIT, Inc. (REIT)	38,200	691,802
CBL & Associates Properties, Inc. (REIT)(x)	9,912	253,846
Centerspace (REIT)	5,683	382,580
Chatham Lodging Trust (REIT)*	16,725	165,076
City Office REIT, Inc. (REIT)	13,388	133,478
Clipper Realty, Inc. (REIT)	3,400	23,698
Community Healthcare Trust, Inc. (REIT)	10,457	342,467
Corporate Office Properties Trust (REIT)	44,447	1,032,504
CTO Realty Growth, Inc. (REIT)	4,881	91,470
DiamondRock Hospitality Co. (REIT)	82,857	622,256
Diversified Healthcare Trust (REIT)	83,448	82,622
Easterly Government Properties, Inc. (REIT)	36,237	571,457
Empire State Realty Trust, Inc. (REIT), Class A	54,108	354,948
Equity Commonwealth (REIT)	42,873	1,044,386
Essential Properties Realty Trust, Inc. (REIT)	50,488	981,992
Farmland Partners, Inc. (REIT)	12,398	157,083
Four Corners Property Trust, Inc. (REIT)	33,504	810,462
Franklin Street Properties Corp. (REIT)	28,012	73,672
Getty Realty Corp. (REIT)	16,252	437,016
Gladstone Commercial Corp. (REIT)	14,599	226,284
Gladstone Land Corp. (REIT)	12,382	224,114
Global Medical REIT, Inc. (REIT)	23,687	201,813
Global Net Lease, Inc. (REIT)	42,169	449,100
Hersha Hospitality Trust (REIT), Class A	9,563	76,313
Independence Realty Trust, Inc. (REIT)	85,904	1,437,174
Indus Realty Trust, Inc. (REIT)	2,006	105,054
Industrial Logistics Properties Trust (REIT)	29,032	159,676
Innovative Industrial Properties, Inc. (REIT)	10,419	922,081

See Notes to Portfolio of Investments.

184

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
InvenTrust Properties Corp. (REIT)	26,200	$558,846
iStar, Inc. (REIT)	27,576	255,354
Kite Realty Group Trust (REIT)	86,560	1,490,563
LTC Properties, Inc. (REIT)	16,688	624,966
LXP Industrial Trust (REIT)	107,581	985,442
Macerich Co. (The) (REIT)	83,010	659,099
National Health Investors, Inc. (REIT)(x)	16,849	952,474
Necessity Retail REIT, Inc. (The) (REIT)	48,932	287,720
NETSTREIT Corp. (REIT)(x)	17,744	316,021
NexPoint Residential Trust, Inc. (REIT)	9,103	420,650
Office Properties Income Trust (REIT)	19,832	278,640
One Liberty Properties, Inc. (REIT)(x)	4,790	100,686
Orion Office REIT, Inc. (REIT)	14,969	130,979
Outfront Media, Inc. (REIT)	59,064	897,182
Paramount Group, Inc. (REIT)	75,735	471,829
Pebblebrook Hotel Trust (REIT)	50,220	728,692
Phillips Edison & Co., Inc. (REIT)	44,236	1,240,820
Physicians Realty Trust (REIT)	87,953	1,322,813
Piedmont Office Realty Trust, Inc. (REIT), Class A	54,167	572,003
Plymouth Industrial REIT, Inc. (REIT)	13,971	234,852
Postal Realty Trust, Inc. (REIT), Class A	4,674	68,568
PotlatchDeltic Corp. (REIT)	29,197	1,198,245
Retail Opportunity Investments Corp. (REIT)	48,334	665,076
RLJ Lodging Trust (REIT)	63,063	638,198
RPT Realty (REIT)	33,138	250,523
Ryman Hospitality Properties, Inc. (REIT)	20,996	1,545,096
Sabra Health Care REIT, Inc. (REIT)	88,745	1,164,334
Safehold, Inc. (REIT)(x)	8,469	224,090
Saul Centers, Inc. (REIT)	4,397	164,887
Service Properties Trust (REIT)	73,860	383,333
SITE Centers Corp. (REIT)	76,546	819,808
STAG Industrial, Inc. (REIT)	69,297	1,970,114
Summit Hotel Properties, Inc. (REIT)	40,871	274,653
Sunstone Hotel Investors, Inc. (REIT)	83,896	790,300
Tanger Factory Outlet Centers, Inc. (REIT)	42,514	581,592
Terreno Realty Corp. (REIT)	28,805	1,526,377
UMH Properties, Inc. (REIT)	17,227	278,216
Uniti Group, Inc. (REIT)	91,464	635,675
Universal Health Realty Income Trust (REIT)	4,376	189,087
Urban Edge Properties (REIT)	49,074	654,647
Urstadt Biddle Properties, Inc. (REIT), Class A	8,297	128,686
Veris Residential, Inc. (REIT)*	35,767	406,671
Washington REIT (REIT)	36,526	641,397
Whitestone REIT (REIT)	17,412	147,306
Xenia Hotels & Resorts, Inc. (REIT)	48,560	669,642

		48,020,709

Real Estate Management & Development (0.6%)
American Realty Investors, Inc.*	406	6,464
Anywhere Real Estate, Inc.*	45,476	368,810
Compass, Inc., Class A(x)*	101,878	236,357
Cushman & Wakefield plc*	58,082	665,039
DigitalBridge Group, Inc.	57,399	718,062
Doma Holdings, Inc.(x)*	36,387	15,988
Douglas Elliman, Inc.	20,632	84,591
eXp World Holdings, Inc.(x)	25,430	285,070
Forestar Group, Inc.*	7,074	79,158
FRP Holdings, Inc.*	1,862	101,218
Kennedy-Wilson Holdings, Inc.	45,952	710,418
Marcus & Millichap, Inc.	9,412	308,525
Newmark Group, Inc., Class A	62,822	506,345
Offerpad Solutions, Inc.(x)*	17,909	21,670
RE/MAX Holdings, Inc., Class A	4,976	94,096
Redfin Corp.(x)*	40,871	238,687
RMR Group, Inc. (The), Class A	6,159	145,907
Seritage Growth Properties (REIT), Class A(x)*	9,736	87,819
St Joe Co. (The)	14,754	472,571
Stratus Properties, Inc.	1,326	30,896
Tejon Ranch Co.*	5,808	83,635
Transcontinental Realty Investors, Inc.(x)*	341	13,759

		5,275,085

Total Real Estate		53,295,794

Utilities (3.1%)
Electric Utilities (0.7%)
ALLETE, Inc.	21,867	1,094,443
MGE Energy, Inc.	13,959	916,129
Otter Tail Corp.	15,843	974,662
PNM Resources, Inc.(x)	34,151	1,561,725
Portland General Electric Co.	33,971	1,476,380
Via Renewables, Inc.	4,091	28,269

		6,051,608

Gas Utilities (1.1%)
Brookfield Infrastructure Corp., Class A(x)	37,777	1,537,524
Chesapeake Utilities Corp.	6,903	796,537
New Jersey Resources Corp.	37,248	1,441,498
Northwest Natural Holding Co.	13,284	576,260
ONE Gas, Inc.	20,640	1,452,849
South Jersey Industries, Inc.	47,131	1,575,118
Southwest Gas Holdings, Inc.	25,625	1,787,344
Spire, Inc.	19,370	1,207,332

		10,374,462

Independent Power and Renewable Electricity Producers (0.5%)
Altus Power, Inc.(x)*	11,549	127,155
Clearway Energy, Inc., Class A	14,129	411,154
Clearway Energy, Inc., Class C	31,201	993,752
Montauk Renewables, Inc.*	24,785	432,250
Ormat Technologies, Inc.(x)	17,421	1,501,690
Sunnova Energy International, Inc.(x)*	37,885	836,501

		4,302,502

Multi-Utilities (0.4%)
Avista Corp.	28,088	1,040,660
Black Hills Corp.	25,201	1,706,864
NorthWestern Corp.	20,997	1,034,732
Unitil Corp.	6,149	285,621

		4,067,877

Water Utilities (0.4%)
American States Water Co.	14,475	1,128,326
Artesian Resources Corp., Class A	2,269	109,184
California Water Service Group	20,976	1,105,226
Global Water Resources, Inc.	3,525	41,348
Middlesex Water Co.	7,046	543,951
Pure Cycle Corp.*	5,364	44,789
SJW Group	11,319	651,975

See Notes to Portfolio of Investments.

185

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
York Water Co. (The)	3,730	$143,344

		3,768,143

Total Utilities		28,564,592

Total Common Stocks (90.7%) (Cost $739,865,463)		838,910,950

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR(r)*	19,200	6,624
Aduro Biotech, Inc., CVR(r)*	10,401	—
Oncternal Therapeutics, Inc., CVR(r)(x)*	369	—

		6,624

Pharmaceuticals (0.0%)†
Dova Pharmaceuticals, Inc., CVR(r)*	9,200	3,726
Zogenix, Inc., CVR(r)*	21,467	10,948

		14,674

Total Rights (0.0%)† (Cost $33,032)		21,298

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.6%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	36,901,816	36,916,577

Total Investment Companies		41,916,577

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (5.2%)
Banco Santander S.A., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $10,002,475, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/4/22-11/15/28; total market value $10,202,525.(xx)	$10,000,000	10,000,000
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $12,981,719, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $13,238,077.(xx)	12,978,507	12,978,507
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $2,000,508, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $2,040,989.(xx)	2,000,000	2,000,000
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $11,006,844, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $12,056,551.(xx)	11,000,000	11,000,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $2,400,614, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $2,666,554.(xx)	2,400,000	2,400,000
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $5,001,313, collateralized by various Common Stocks; total market value $5,501,447.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		48,378,507

Total Short-Term Investments (9.8%) (Cost $90,281,253)		90,295,084

Total Investments in Securities (100.5%) (Cost $830,179,748)		929,227,332
Other Assets Less Liabilities (-0.5%)		(4,255,388)

Net Assets (100%)		$924,971,944

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $514,425 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $56,925,275. This was collateralized by $6,241,939 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/6/22 - 5/15/52 and by cash of $53,378,507 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

186

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ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	27,314	486,280	—	(12,370)	416	(152,567)	321,759	25,675	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	7,565	614,204	—	(67,085)	14,816	(237,396)	324,539	5,116	—

Total		1,100,484	—	(79,455)	15,232	(389,963)	646,298	30,791	—

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	16	12/2022	USD	1,335,840	(175,939)

					(175,939)

Short Contracts
Russell 2000 E-Mini Index	(350)	12/2022	USD	(29,221,500)	13,320

					13,320

					(162,619)

See Notes to Portfolio of Investments.

187

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ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$22,557,190	$—	$—		$22,557,190
Consumer Discretionary	85,814,534	—	—		85,814,534
Consumer Staples	28,931,515	—	—	(a)	28,931,515
Energy	51,425,609	—	—		51,425,609
Financials	145,200,780	—	—		145,200,780
Health Care	157,408,466	—	11,079		157,419,545
Industrials	124,142,305	—	—		124,142,305
Information Technology	108,081,074	—	—		108,081,074
Materials	33,478,012	—	—		33,478,012
Real Estate	53,295,794	—	—		53,295,794
Utilities	28,564,592	—	—		28,564,592
Futures	13,320	—	—		13,320
Rights
Health Care	—	—	21,298		21,298
Short-Term Investments
Investment Companies	41,916,577	—	—		41,916,577
Repurchase Agreements	—	48,378,507	—		48,378,507

Total Assets	$880,829,768	$48,378,507	$32,377		$929,240,652

Liabilities:
Futures	$(175,939)	$—	$—		$(175,939)

Total Liabilities	$(175,939)	$—	$—		$(175,939)

Total	$880,653,829	$48,378,507	$32,377		$929,064,713

(a)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$273,049,211
Aggregate gross unrealized depreciation	(176,879,392)

Net unrealized appreciation	$96,169,819

Federal income tax cost of investments in securities and derivative instruments, if applicable	$832,894,894

See Notes to Portfolio of Investments.

188

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PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (8.0%)
Ampol Ltd.	19,111	$352,863
APA Group	98,705	602,694
Aristocrat Leisure Ltd.	50,283	1,049,380
ASX Ltd.	16,299	749,466
Aurizon Holdings Ltd.	153,775	337,865
Australia & New Zealand Banking Group Ltd.	247,315	3,590,955
BHP Group Ltd. (ASE Stock Exchange)	244,027	6,077,469
BHP Group Ltd. (London Stock Exchange)	174,074	4,371,886
BlueScope Steel Ltd.	41,775	404,148
Brambles Ltd.	116,240	843,395
Cochlear Ltd.	5,292	653,921
Coles Group Ltd.	110,726	1,164,913
Commonwealth Bank of Australia	140,720	8,178,261
Computershare Ltd.	44,989	713,490
CSL Ltd.	39,783	7,213,569
Dexus (REIT)	84,660	419,905
Domino’s Pizza Enterprises Ltd.	4,613	151,026
Endeavour Group Ltd.	110,024	493,124
Evolution Mining Ltd.(x)	156,352	206,179
Fortescue Metals Group Ltd.	139,775	1,498,024
Glencore plc	806,327	4,257,840
Goodman Group (REIT)	138,792	1,386,732
GPT Group (The) (REIT)	156,886	380,809
IDP Education Ltd.(x)	17,470	292,319
Insurance Australia Group Ltd.	197,204	580,669
Lendlease Corp. Ltd.	53,827	304,422
Lottery Corp. Ltd. (The)*	180,491	479,501
Macquarie Group Ltd.	30,100	2,921,053
Medibank Pvt Ltd.	221,998	493,364
Mineral Resources Ltd.	14,038	587,633
Mirvac Group (REIT)	324,742	401,083
National Australia Bank Ltd.	268,310	4,919,784
Newcrest Mining Ltd.	73,482	799,491
Northern Star Resources Ltd.	89,702	452,230
Orica Ltd.	35,067	294,416
Origin Energy Ltd.	141,501	463,643
Qantas Airways Ltd.*	76,314	245,657
QBE Insurance Group Ltd.	123,818	914,663
Ramsay Health Care Ltd.	15,033	551,347
REA Group Ltd.(x)	4,121	298,957
Reece Ltd.	20,982	185,589
Rio Tinto Ltd.	30,660	1,824,664
Rio Tinto plc	92,656	5,018,575
Santos Ltd.	265,229	1,201,293
Scentre Group (REIT)	430,587	693,097
SEEK Ltd.	27,726	335,478
Sonic Healthcare Ltd.	38,082	741,008
South32 Ltd.	387,862	896,500
Stockland (REIT)	198,370	413,070
Suncorp Group Ltd.	105,904	675,788
Telstra Corp. Ltd.	338,396	829,391
Transurban Group	253,030	1,984,630
Treasury Wine Estates Ltd.	57,378	461,984
Vicinity Centres (REIT)	322,630	360,244
Washington H Soul Pattinson & Co. Ltd.	18,289	311,245
Wesfarmers Ltd.	93,498	2,541,082
Westpac Banking Corp.	289,150	3,796,906
WiseTech Global Ltd.	12,126	398,286
Woodside Energy Group Ltd. (ASE Stock Exchange)	124,405	2,530,830
Woodside Energy Group Ltd. (London Stock Exchange)	31,455	645,704
Woolworths Group Ltd.	100,098	2,165,799

		88,109,309

Austria (0.2%)
Erste Group Bank AG	28,963	634,264
Mondi plc	40,731	629,155
OMV AG	11,979	431,149
Verbund AG	5,467	465,851
voestalpine AG	9,646	163,129

		2,323,548

Belgium (0.8%)
Ageas SA/NV	13,858	502,805
Anheuser-Busch InBev SA/NV	71,628	3,240,307
D’ieteren Group	2,059	288,920
Elia Group SA/NV	2,785	327,322
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	2,626	183,932
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	5,716	397,209
KBC Group NV	20,803	975,841
Proximus SADP	12,540	129,932
Sofina SA	1,272	216,155
Solvay SA	6,261	478,930
UCB SA	10,609	733,763
Umicore SA	17,328	502,404
Warehouses De Pauw CVA (REIT)	12,306	298,935

		8,276,455

Brazil (0.0%)†
Yara International ASA	13,467	470,716

Chile (0.0%)†
Antofagasta plc	32,172	396,850

China (0.6%)
BOC Hong Kong Holdings Ltd.	306,494	1,013,280
Budweiser Brewing Co. APAC Ltd.(m)	141,915	369,898
Chow Tai Fook Jewellery Group Ltd.	172,964	323,828
ESR Group Ltd.(m)	163,560	412,560
Futu Holdings Ltd. (ADR)(x)*	4,582	170,863
Prosus NV*	68,607	3,575,379
SITC International Holdings Co. Ltd.	113,329	207,555
Wilmar International Ltd.	160,916	428,409
Xinyi Glass Holdings Ltd.	150,465	217,934

		6,719,706

Denmark (2.4%)
AP Moller - Maersk A/S, Class A	266	468,766
AP Moller - Maersk A/S, Class B	434	786,165
Carlsberg A/S, Class B	8,164	952,571
Chr Hansen Holding A/S	8,750	428,917
Coloplast A/S, Class B	9,923	1,003,212
Danske Bank A/S	55,647	688,662
Demant A/S*	8,846	217,988
DSV A/S	15,738	1,824,131
Genmab A/S*	5,425	1,748,689
GN Store Nord A/S	10,158	176,946
Novo Nordisk A/S, Class B	136,766	13,632,014
Novozymes A/S, Class B	16,877	841,770
Orsted A/S(m)	15,601	1,241,409
Pandora A/S	7,952	370,381
ROCKWOOL A/S, Class B	799	125,258
Tryg A/S	29,217	600,458
Vestas Wind Systems A/S	83,342	1,527,987

		26,635,324

Finland (1.1%)
Elisa OYJ	11,943	541,629
Fortum OYJ	36,897	495,941

See Notes to Portfolio of Investments.

189

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ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Kesko OYJ, Class B	21,851	$406,044
Kone OYJ, Class B	28,107	1,082,361
Neste OYJ	35,030	1,519,288
Nokia OYJ	444,664	1,898,779
Nordea Bank Abp (Aquis Stock Exchange)	4,742	40,572
Nordea Bank Abp (Turquoise Stock Exchange)	271,055	2,319,269
Orion OYJ, Class B	9,332	393,334
Sampo OYJ, Class A	40,637	1,734,285
Stora Enso OYJ, Class R	46,994	599,352
UPM-Kymmene OYJ	43,546	1,383,777
Wartsila OYJ Abp	35,874	228,556

		12,643,187

France (9.4%)
Accor SA*	13,970	291,675
Adevinta ASA*	26,525	155,621
Aeroports de Paris*	2,485	286,215
Air Liquide SA	43,026	4,899,232
Airbus SE	48,693	4,206,699
Alstom SA	26,710	429,502
Amundi SA(m)	4,934	204,591
Arkema SA	4,923	359,055
AXA SA	154,412	3,380,812
BioMerieux	3,290	259,246
BNP Paribas SA	92,415	3,901,516
Bollore SE	72,090	329,790
Bouygues SA	19,190	499,922
Bureau Veritas SA	24,530	547,809
Capgemini SE	13,529	2,162,077
Carrefour SA	50,204	695,519
Cie de Saint-Gobain	41,584	1,483,045
Cie Generale des Etablissements Michelin SCA	55,487	1,236,190
Covivio (REIT)	4,070	194,592
Credit Agricole SA	101,340	815,960
Danone SA	53,596	2,525,276
Dassault Aviation SA	2,145	243,615
Dassault Systemes SE	54,961	1,889,212
Edenred	20,840	957,873
Eiffage SA	6,892	551,721
Electricite de France SA	47,367	551,508
Engie SA	150,756	1,729,750
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	5,326	721,511
EssilorLuxottica SA (Turquoise Stock Exchange)	18,383	2,490,815
Eurazeo SE	3,435	179,355
Gecina SA (REIT)	3,802	295,514
Getlink SE	36,191	560,944
Hermes International	2,612	3,070,033
Ipsen SA	3,077	284,178
Kering SA	6,181	2,733,354
Klepierre SA (REIT)*	17,366	299,809
La Francaise des Jeux SAEM(m)	8,984	265,824
Legrand SA	22,056	1,425,014
L’Oreal SA	19,908	6,339,063
LVMH Moet Hennessy Louis Vuitton SE	22,894	13,457,894
Orange SA	164,610	1,488,524
Pernod Ricard SA	17,303	3,162,694
Publicis Groupe SA	18,947	896,531
Remy Cointreau SA	2,001	331,629
Renault SA*	15,504	416,415
Safran SA	28,229	2,566,710
Sanofi	93,816	7,160,063
Sartorius Stedim Biotech	2,307	705,233
SEB SA	2,130	133,599
Societe Generale SA	66,563	1,320,692
Sodexo SA	7,339	551,961
Teleperformance	4,856	1,226,831
Thales SA	8,617	950,454
TotalEnergies SE	204,811	9,640,436
Ubisoft Entertainment SA*	7,973	218,897
Unibail-Rodamco-Westfield (REIT)(x)*	9,861	404,783
Valeo	17,807	267,646
Veolia Environnement SA	54,430	1,032,708
Vinci SA	44,289	3,557,533
Vivendi SE	59,136	458,353
Wendel SE	2,272	162,508
Worldline SA(m)*	19,475	761,573

		104,327,104

Germany (6.8%)
adidas AG	14,301	1,659,639
Allianz SE (Registered)	33,685	5,330,674
Aroundtown SA	83,828	184,968
BASF SE	75,739	2,935,173
Bayer AG (Registered)	81,017	3,738,766
Bayerische Motoren Werke AG	27,346	1,869,622
Bayerische Motoren Werke AG (Preference)(q)	4,988	326,154
Bechtle AG	6,778	246,612
Beiersdorf AG	8,440	835,186
Brenntag SE	12,906	787,529
Carl Zeiss Meditec AG	3,327	350,360
Commerzbank AG*	82,629	592,867
Continental AG	9,068	407,412
Covestro AG(m)	15,601	451,054
Daimler Truck Holding AG*	37,448	857,031
Deutsche Bank AG (Registered)	170,045	1,271,881
Deutsche Boerse AG	15,692	2,583,484
Deutsche Lufthansa AG (Registered)(x)*	47,741	275,390
Deutsche Post AG (Registered)	81,730	2,486,912
Deutsche Telekom AG (Registered)	267,288	4,581,871
E.ON SE	184,728	1,429,682
Evonik Industries AG	17,845	300,915
Fresenius Medical Care AG & Co. KGaA	16,944	481,599
Fresenius SE & Co. KGaA	34,554	740,121
GEA Group AG	12,575	411,207
Hannover Rueck SE	4,958	748,787
HeidelbergCement AG	12,429	497,866
HelloFresh SE*	13,824	291,814
Henkel AG & Co. KGaA	8,392	479,003
Henkel AG & Co. KGaA (Preference)(q)	14,898	890,488
Infineon Technologies AG	107,650	2,385,582
KION Group AG	5,896	114,249
Knorr-Bremse AG	6,039	261,827
LEG Immobilien SE	5,941	357,470
Mercedes-Benz Group AG	66,267	3,388,738
Merck KGaA	10,658	1,739,422
MTU Aero Engines AG	4,498	678,764
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	11,571	2,798,875
Nemetschek SE	4,719	227,243
Porsche Automobil Holding SE (Preference)(q)	12,872	733,241
Puma SE	8,355	391,166
Rational AG	415	202,695
Rheinmetall AG	3,627	561,795

See Notes to Portfolio of Investments.

190

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
RWE AG	52,977	$1,949,276
SAP SE	86,113	7,098,708
Sartorius AG (Preference)(q)	2,077	725,431
Scout24 SE(m)	6,858	347,518
Siemens AG (Registered)	63,086	6,243,841
Siemens Energy AG(x)	34,491	383,921
Siemens Healthineers AG(m)	23,044	998,191
Symrise AG	10,765	1,059,289
Telefonica Deutschland Holding AG	77,867	157,703
Uniper SE(x)	7,134	27,063
United Internet AG (Registered)	8,577	161,772
Volkswagen AG	2,646	436,115
Volkswagen AG (Preference)(q)	15,305	1,890,456
Vonovia SE	58,167	1,265,931
Zalando SE(m)*	4,216	83,588
Zalando SE (Bulgaria Stock Exchange)(m)(x)*	13,921	276,021

		74,989,958

Hong Kong (2.5%)
AIA Group Ltd.	996,222	8,271,190
CK Asset Holdings Ltd.	164,798	988,879
CK Infrastructure Holdings Ltd.	52,033	265,478
CLP Holdings Ltd.	133,508	1,006,065
Hang Lung Properties Ltd.	175,359	286,257
Hang Seng Bank Ltd.	62,873	950,093
Henderson Land Development Co. Ltd.	114,401	319,309
HK Electric Investments & HK Electric Investments Ltd.(m)	206,794	144,940
HKT Trust & HKT Ltd.	313,654	366,845
Hong Kong & China Gas Co. Ltd.	922,908	810,745
Hong Kong Exchanges & Clearing Ltd.	99,411	3,375,313
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	85,847	370,001
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	12,415	54,462
Jardine Matheson Holdings Ltd. (London Stock Exchange)	12,328	623,797
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	811	41,058
Link REIT (REIT)	172,561	1,204,416
MTR Corp. Ltd.	127,997	585,714
New World Development Co. Ltd.	124,443	351,613
Power Assets Holdings Ltd.	113,979	569,680
Prudential plc	226,360	2,224,005
Sino Land Co. Ltd.	265,492	349,386
Sun Hung Kai Properties Ltd.	119,681	1,315,913
Swire Pacific Ltd., Class A	41,513	309,796
Swire Properties Ltd.	96,957	208,353
Techtronic Industries Co. Ltd.	113,644	1,073,646
WH Group Ltd.(m)	677,118	425,938
Wharf Real Estate Investment Co. Ltd.	134,320	606,595

		27,099,487

Ireland (0.6%)
AerCap Holdings NV*	11,130	471,133
CRH plc	62,687	2,007,317
Flutter Entertainment plc*	13,795	1,507,028
Kerry Group plc (London Stock Exchange), Class A	9	803
Kerry Group plc (Turquoise Stock Exchange), Class A	13,196	1,172,303
Kingspan Group plc	12,872	575,116
Smurfit Kappa Group plc	20,407	576,528

		6,310,228

Israel (0.7%)
Azrieli Group Ltd.	3,487	237,541
Bank Hapoalim BM	101,132	851,104
Bank Leumi Le-Israel BM	121,720	1,036,439
Bezeq The Israeli Telecommunication Corp. Ltd.	171,358	280,284
Check Point Software Technologies Ltd.*	8,533	955,867
Elbit Systems Ltd.	2,127	402,872
ICL Group Ltd.	57,729	462,662
Israel Discount Bank Ltd., Class A	101,298	508,925
Mizrahi Tefahot Bank Ltd.	12,733	444,933
Nice Ltd.*	5,234	989,182
Teva Pharmaceutical Industries Ltd. (ADR)*	91,274	736,581
Tower Semiconductor Ltd.*	9,025	394,168
Wix.com Ltd.*	4,828	377,694
ZIM Integrated Shipping Services Ltd.(x)	6,939	163,066

		7,841,318

Italy (1.7%)
Amplifon SpA	10,318	270,205
Assicurazioni Generali SpA	90,569	1,232,762
Atlantia SpA	41,306	914,379
Coca-Cola HBC AG	16,147	339,808
Davide Campari-Milano NV	41,561	368,658
DiaSorin SpA	2,080	232,424
Enel SpA	670,696	2,748,528
Eni SpA	208,021	2,209,953
Ferrari NV	10,395	1,938,851
FinecoBank Banca Fineco SpA	49,182	604,500
Infrastrutture Wireless Italiane SpA(m)	26,115	228,327
Intesa Sanpaolo SpA	1,363,811	2,244,721
Mediobanca Banca di Credito Finanziario SpA	49,125	384,042
Moncler SpA	17,356	712,633
Nexi SpA(m)*	42,745	345,161
Poste Italiane SpA(m)	41,347	312,299
Prysmian SpA	20,715	593,353
Recordati Industria Chimica e Farmaceutica SpA	8,448	310,341
Snam SpA	168,557	680,896
Telecom Italia SpA*	764,567	141,912
Terna - Rete Elettrica Nazionale	115,463	703,383
UniCredit SpA	173,420	1,753,648

		19,270,784

Japan (20.7%)
Advantest Corp.(x)	16,114	748,875
Aeon Co. Ltd.	52,840	988,426
AGC, Inc.	15,702	488,049
Aisin Corp.	11,456	294,256
Ajinomoto Co., Inc.	38,818	1,057,557
ANA Holdings, Inc.(x)*	12,387	232,992
Asahi Group Holdings Ltd.	37,662	1,168,325
Asahi Intecc Co. Ltd.	17,467	276,368
Asahi Kasei Corp.	100,644	665,623
Astellas Pharma, Inc.	152,939	2,021,603
Azbil Corp.(x)	9,791	255,552
Bandai Namco Holdings, Inc.	16,644	1,087,072
Bridgestone Corp.	47,120	1,523,229
Brother Industries Ltd.	19,323	333,168
Canon, Inc.(x)	82,550	1,800,383
Capcom Co. Ltd.	14,092	352,331
Central Japan Railway Co.	12,068	1,413,768
Chiba Bank Ltd. (The)(x)	43,684	235,219
Chubu Electric Power Co., Inc.(x)	53,774	483,504

See Notes to Portfolio of Investments.

191

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Chugai Pharmaceutical Co. Ltd.	55,717	$1,391,202
Concordia Financial Group Ltd.(x)	90,658	280,286
CyberAgent, Inc.(x)	32,909	274,106
Dai Nippon Printing Co. Ltd.	17,304	345,299
Daifuku Co. Ltd.(x)	8,154	383,156
Dai-ichi Life Holdings, Inc.	82,342	1,308,871
Daiichi Sankyo Co. Ltd.	144,462	4,018,482
Daikin Industries Ltd.	20,498	3,167,353
Daito Trust Construction Co. Ltd.(x)	5,315	499,068
Daiwa House Industry Co. Ltd.(x)	49,581	1,010,417
Daiwa House REIT Investment Corp. (REIT)	175	363,240
Daiwa Securities Group, Inc.(x)	116,803	457,676
Denso Corp.	35,739	1,631,269
Dentsu Group, Inc.	17,806	506,938
Disco Corp.(x)	2,334	508,616
East Japan Railway Co.	24,669	1,266,447
Eisai Co. Ltd.(x)	20,404	1,094,448
ENEOS Holdings, Inc.(x)	253,968	820,074
FANUC Corp.	15,887	2,197,774
Fast Retailing Co. Ltd.	4,814	2,558,305
Fuji Electric Co. Ltd.	10,502	384,963
FUJIFILM Holdings Corp.	29,692	1,358,728
Fujitsu Ltd.	16,210	1,748,126
GLP J-REIT (REIT)	353	389,672
GMO Payment Gateway, Inc.	3,654	246,912
Hakuhodo DY Holdings, Inc.(x)	19,654	138,620
Hamamatsu Photonics KK	11,501	493,804
Hankyu Hanshin Holdings, Inc.	18,633	560,849
Hikari Tsushin, Inc.(x)	1,708	199,866
Hirose Electric Co. Ltd.	2,453	318,814
Hitachi Construction Machinery Co. Ltd.(x)	8,484	157,633
Hitachi Ltd.	79,885	3,382,512
Hitachi Metals Ltd.*	18,205	273,711
Honda Motor Co. Ltd.(x)	134,435	2,928,543
Hoshizaki Corp.	9,720	269,007
Hoya Corp.	30,425	2,925,208
Hulic Co. Ltd.	31,230	229,790
Ibiden Co. Ltd.(x)	8,819	242,141
Idemitsu Kosan Co. Ltd.(x)	16,703	361,408
Iida Group Holdings Co. Ltd.(x)	12,905	175,322
Inpex Corp.	84,045	788,506
Isuzu Motors Ltd.	49,154	543,382
Ito En Ltd.	4,652	187,203
ITOCHU Corp.(x)	97,954	2,374,001
Itochu Techno-Solutions Corp.(x)	7,709	179,803
Japan Airlines Co. Ltd.(x)*	12,014	214,695
Japan Exchange Group, Inc.	43,425	587,018
Japan Metropolitan Fund Invest (REIT)	554	416,745
Japan Post Bank Co. Ltd.	34,465	240,295
Japan Post Holdings Co. Ltd.	200,226	1,325,818
Japan Post Insurance Co. Ltd.(x)	17,494	245,082
Japan Real Estate Investment Corp. (REIT)(x)	108	444,731
Japan Tobacco, Inc.	99,077	1,626,219
JFE Holdings, Inc.(x)	38,666	359,898
JSR Corp.	14,965	285,178
Kajima Corp.(x)	34,274	325,572
Kakaku.com, Inc.	11,191	188,163
Kansai Electric Power Co., Inc. (The)(x)	57,805	481,721
Kao Corp.	39,192	1,589,173
KDDI Corp.(x)	133,008	3,901,117
Keio Corp.(x)	7,919	286,447
Keisei Electric Railway Co. Ltd.	10,592	288,829
Keyence Corp.	16,055	5,330,308
Kikkoman Corp.(x)	11,799	663,376
Kintetsu Group Holdings Co. Ltd.	13,602	451,037
Kirin Holdings Co. Ltd.	67,521	1,039,903
Kobayashi Pharmaceutical Co. Ltd.	4,634	270,166
Kobe Bussan Co. Ltd.	12,645	302,632
Koei Tecmo Holdings Co. Ltd.(x)	10,868	176,773
Koito Manufacturing Co. Ltd.	18,402	252,187
Komatsu Ltd.	76,511	1,383,618
Konami Group Corp.(x)	7,980	368,934
Kose Corp.	2,839	288,998
Kubota Corp.	84,851	1,176,642
Kurita Water Industries Ltd.	8,552	301,606
Kyocera Corp.	26,186	1,323,667
Kyowa Kirin Co. Ltd.	22,686	520,425
Lasertec Corp.	6,374	640,958
Lixil Corp.	24,641	357,057
M3, Inc.	36,939	1,018,580
Makita Corp.	18,690	362,380
Marubeni Corp.(x)	129,347	1,135,638
Mazda Motor Corp.	47,069	311,566
McDonald’s Holdings Co. Japan Ltd.	7,211	251,186
Meiji Holdings Co. Ltd.(x)	9,345	414,533
Minebea Mitsumi, Inc.	30,809	456,949
MISUMI Group, Inc.	23,060	490,623
Mitsubishi Chemical Group Corp.(x)	101,082	464,164
Mitsubishi Corp.	104,184	2,861,284
Mitsubishi Electric Corp.	159,409	1,440,021
Mitsubishi Estate Co. Ltd.(x)	95,994	1,259,530
Mitsubishi HC Capital, Inc.	56,414	242,688
Mitsubishi Heavy Industries Ltd.(x)	26,514	883,986
Mitsubishi UFJ Financial Group, Inc.(x)	985,777	4,445,289
Mitsui & Co. Ltd.(x)	115,287	2,473,363
Mitsui Chemicals, Inc.(x)	15,942	311,290
Mitsui Fudosan Co. Ltd.	75,395	1,437,191
Mitsui OSK Lines Ltd.(x)	28,350	509,182
Mizuho Financial Group, Inc.(x)	198,735	2,147,124
MonotaRO Co. Ltd.	19,478	294,419
MS&AD Insurance Group Holdings, Inc.(x)	36,320	961,165
Murata Manufacturing Co. Ltd.	47,476	2,180,807
NEC Corp.	19,937	638,169
Nexon Co. Ltd.	41,261	721,593
NGK Insulators Ltd.(x)	21,245	264,836
Nidec Corp.	36,985	2,083,440
Nihon M&A Center Holdings, Inc.	23,773	268,918
Nintendo Co. Ltd.	91,530	3,706,294
Nippon Building Fund, Inc. (REIT)	128	562,823
Nippon Express Holdings, Inc.	6,702	338,882
Nippon Paint Holdings Co. Ltd.	67,827	454,278
Nippon Prologis REIT, Inc. (REIT)	170	370,794
Nippon Sanso Holdings Corp.	13,912	219,734
Nippon Shinyaku Co. Ltd.	4,019	203,884
Nippon Steel Corp.(x)	66,829	930,191
Nippon Telegraph & Telephone Corp.	98,550	2,658,683
Nippon Yusen KK(x)	40,542	692,384
Nissan Chemical Corp.(x)	10,204	456,012
Nissan Motor Co. Ltd.	193,218	617,650
Nisshin Seifun Group, Inc.(x)	16,515	167,667
Nissin Foods Holdings Co. Ltd.	5,116	355,177
Nitori Holdings Co. Ltd.	6,631	554,888
Nitto Denko Corp.	12,095	655,806
Nomura Holdings, Inc.(x)	239,242	789,802
Nomura Real Estate Holdings, Inc.	9,571	216,973
Nomura Real Estate Master Fund, Inc. (REIT)	367	405,882

See Notes to Portfolio of Investments.

192

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Research Institute Ltd.	27,660	$679,817
NTT Data Corp.	53,162	687,053
Obayashi Corp.(x)	50,339	323,232
Obic Co. Ltd.	5,834	773,510
Odakyu Electric Railway Co. Ltd.	25,414	325,089
Oji Holdings Corp.(x)	65,335	243,199
Olympus Corp.	101,904	1,961,227
Omron Corp.	15,524	707,548
Ono Pharmaceutical Co. Ltd.	29,632	689,299
Open House Group Co. Ltd.(x)	6,843	231,917
Oracle Corp.	3,249	171,517
Oriental Land Co. Ltd.	16,519	2,251,114
ORIX Corp.	99,915	1,405,203
Osaka Gas Co. Ltd.	30,940	465,854
Otsuka Corp.	9,642	298,820
Otsuka Holdings Co. Ltd.	31,891	1,011,524
Pan Pacific International Holdings Corp.	34,472	605,741
Panasonic Holdings Corp.	179,668	1,261,721
Persol Holdings Co. Ltd.	14,462	263,569
Rakuten Group, Inc.	67,034	287,577
Recruit Holdings Co. Ltd.	119,068	3,436,686
Renesas Electronics Corp.*	96,392	803,343
Resona Holdings, Inc.	166,847	609,206
Ricoh Co. Ltd.	49,475	361,042
Rohm Co. Ltd.	6,933	454,698
SBI Holdings, Inc.(x)	19,996	359,335
SCSK Corp.(x)	13,136	197,096
Secom Co. Ltd.(x)	17,345	985,504
Seiko Epson Corp.(x)	24,019	327,596
Sekisui Chemical Co. Ltd.(x)	29,453	360,502
Sekisui House Ltd.	49,965	829,832
Seven & i Holdings Co. Ltd.	62,278	2,501,642
SG Holdings Co. Ltd.	25,972	352,962
Sharp Corp.(x)	17,241	103,017
Shimadzu Corp.	19,923	518,594
Shimano, Inc.	6,178	973,664
Shimizu Corp.(x)	43,762	214,742
Shin-Etsu Chemical Co. Ltd.	30,956	3,074,044
Shionogi & Co. Ltd.	21,871	1,058,055
Shiseido Co. Ltd.	33,260	1,164,194
Shizuoka Bank Ltd. (The)(r)(x)	37,361	226,004
SMC Corp.	4,813	1,941,674
SoftBank Corp.(x)	236,764	2,367,805
SoftBank Group Corp.	99,483	3,379,451
Sompo Holdings, Inc.	26,194	1,043,967
Sony Group Corp.	104,005	6,694,003
Square Enix Holdings Co. Ltd.	7,157	306,930
Subaru Corp.	49,610	744,110
SUMCO Corp.	28,115	326,680
Sumitomo Chemical Co. Ltd.	119,549	412,764
Sumitomo Corp.	93,679	1,169,015
Sumitomo Electric Industries Ltd.	60,667	615,817
Sumitomo Metal Mining Co. Ltd.	20,291	584,696
Sumitomo Mitsui Financial Group, Inc.	107,676	2,996,368
Sumitomo Mitsui Trust Holdings, Inc.	27,683	782,510
Sumitomo Realty & Development Co. Ltd.(x)	26,236	597,423
Suntory Beverage & Food Ltd.	11,003	390,439
Suzuki Motor Corp.	29,793	924,185
Sysmex Corp.	14,069	757,194
T&D Holdings, Inc.(x)	42,919	405,865
Taisei Corp.	15,994	444,874
Takeda Pharmaceutical Co. Ltd.(x)	124,158	3,224,651
TDK Corp.	32,456	984,913
Terumo Corp.(x)	53,384	1,506,421
TIS, Inc.	18,226	483,946
Tobu Railway Co. Ltd.	14,706	346,956
Toho Co. Ltd.	9,674	348,618
Tokio Marine Holdings, Inc.	154,221	2,741,064
Tokyo Electric Power Co. Holdings, Inc.*	128,876	409,574
Tokyo Electron Ltd.	12,294	3,043,883
Tokyo Gas Co. Ltd.	31,572	533,216
Tokyu Corp.(x)	45,191	514,963
Toppan, Inc.	22,734	339,244
Toray Industries, Inc.	114,857	563,727
Toshiba Corp.(x)	32,584	1,160,552
Tosoh Corp.(x)	22,269	248,665
TOTO Ltd.	12,202	407,439
Toyota Industries Corp.	11,830	563,653
Toyota Motor Corp.	874,543	11,383,779
Toyota Tsusho Corp.	17,512	543,594
Trend Micro, Inc.	11,257	609,661
Unicharm Corp.	32,737	1,070,070
USS Co. Ltd.	18,799	289,336
Welcia Holdings Co. Ltd.	7,747	162,776
West Japan Railway Co.	18,595	712,654
Yakult Honsha Co. Ltd.	10,817	629,005
Yamaha Corp.(x)	11,838	421,592
Yamaha Motor Co. Ltd.	25,025	468,942
Yamato Holdings Co. Ltd.	23,450	351,043
Yaskawa Electric Corp.	19,756	570,280
Yokogawa Electric Corp.	19,389	305,544
Z Holdings Corp.	213,272	554,184
ZOZO, Inc.	9,883	197,096

		228,843,657

Jordan (0.0%)†
Hikma Pharmaceuticals plc	13,262	200,793

Luxembourg (0.1%)
ArcelorMittal SA	43,513	870,179
Eurofins Scientific SE	11,287	669,304

		1,539,483

Macau (0.1%)
Galaxy Entertainment Group Ltd.	180,154	1,051,888
Sands China Ltd.*	192,440	476,459

		1,528,347

Malta (0.0%)
BGP Holdings plc(r)*	810,676	—

Netherlands (4.8%)
ABN AMRO Bank NV (CVA)(m)	35,798	320,870
Adyen NV(m)*	1,792	2,229,334
Aegon NV	146,429	581,924
Akzo Nobel NV	15,189	856,601
Argenx SE*	4,550	1,643,671
ASM International NV	3,872	866,321
ASML Holding NV	33,570	13,924,543
Euronext NV(m)	7,228	457,375
EXOR NV*	9,099	583,916
Heineken Holding NV	8,341	569,486
Heineken NV	21,376	1,873,959
IMCD NV	4,817	571,676
ING Groep NV	321,864	2,759,762
JDE Peet’s NV	8,876	258,892
Koninklijke Ahold Delhaize NV	86,350	2,198,812
Koninklijke DSM NV	14,436	1,637,329
Koninklijke KPN NV	271,530	735,772
Koninklijke Philips NV	73,128	1,129,575
NN Group NV	23,452	912,772
OCI NV	8,716	320,495
Randstad NV(x)	10,027	433,597
Shell plc	615,219	15,306,831
Universal Music Group NV(x)	60,542	1,141,222

See Notes to Portfolio of Investments.

193

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Wolters Kluwer NV	21,649	$2,107,770

		53,422,505

New Zealand (0.2%)
Auckland International Airport Ltd.*	102,286	411,131
Fisher & Paykel Healthcare Corp. Ltd.	46,876	483,346
Mercury NZ Ltd.	59,959	191,009
Meridian Energy Ltd.	99,177	266,666
Spark New Zealand Ltd.	147,990	414,569
Xero Ltd.*	10,896	500,751

		2,267,472

Norway (0.7%)
Aker BP ASA	26,127	749,161
DNB Bank ASA	77,130	1,221,119
Equinor ASA	80,594	2,658,279
Gjensidige Forsikring ASA	15,900	272,073
Kongsberg Gruppen ASA	7,398	224,410
Mowi ASA	34,779	440,692
Norsk Hydro ASA	111,074	597,520
Orkla ASA	62,487	453,713
Salmar ASA	4,873	164,111
Telenor ASA	57,297	522,927

		7,304,005

Portugal (0.2%)
EDP - Energias de Portugal SA	222,509	963,271
Galp Energia SGPS SA, Class B	40,213	385,400
Jeronimo Martins SGPS SA	24,446	455,459

		1,804,130

Singapore (1.5%)
CapitaLand Integrated Commercial
Trust (REIT)	421,002	559,725
Capitaland Investment Ltd.	221,882	534,455
CapLand Ascendas REIT (REIT)	265,921	495,632
City Developments Ltd.	33,888	178,656
DBS Group Holdings Ltd.	149,371	3,453,453
Genting Singapore Ltd.	496,287	269,957
Grab Holdings Ltd., Class A(x)*	107,259	282,091
Keppel Corp. Ltd.	115,528	554,702
Mapletree Logistics Trust (REIT)	255,468	275,844
Mapletree Pan Asia Commercial Trust (REIT)	179,105	213,927
Oversea-Chinese Banking Corp. Ltd.	278,936	2,284,890
Sea Ltd. (ADR)*	29,739	1,666,871
Singapore Airlines Ltd.*	113,507	400,550
Singapore Exchange Ltd.	64,446	422,517
Singapore Technologies Engineering Ltd.	128,003	317,304
Singapore Telecommunications Ltd.	674,385	1,241,275
STMicroelectronics NV	56,331	1,738,068
United Overseas Bank Ltd.	97,353	1,767,589
UOL Group Ltd.	37,759	174,089
Venture Corp. Ltd.	24,158	275,150

		17,106,745

South Africa (0.3%)
Anglo American plc	105,286	3,180,519

South Korea (0.0%)†
Delivery Hero SE(m)*	13,410	496,608

Spain (2.2%)
Acciona SA	2,042	360,422
ACS Actividades de Construccion y Servicios SA(x)	20,400	456,532
Aena SME SA(m)*	6,073	628,391
Amadeus IT Group SA*	37,151	1,719,681
Banco Bilbao Vizcaya Argentaria SA	549,477	2,468,009
Banco Santander SA	1,423,578	3,308,749
CaixaBank SA	367,352	1,183,754
Cellnex Telecom SA(m)	44,952	1,385,931
EDP Renovaveis SA	22,985	472,400
Enagas SA	21,328	329,176
Endesa SA	27,356	410,072
Ferrovial SA	39,560	897,795
Grifols SA*	24,521	209,928
Iberdrola SA	492,911	4,582,286
Industria de Diseno Textil SA	90,061	1,860,246
Naturgy Energy Group SA	12,033	277,386
Red Electrica Corp. SA	33,965	520,209
Repsol SA	118,447	1,363,044
Siemens Gamesa Renewable Energy SA*	20,456	359,270
Telefonica SA	443,618	1,462,492

		24,255,773

Sweden (2.9%)
Alfa Laval AB	25,669	634,158
Assa Abloy AB, Class B	82,733	1,546,064
Atlas Copco AB, Class A	221,437	2,050,549
Atlas Copco AB, Class B	128,224	1,060,922
Boliden AB	22,234	687,631
Electrolux AB, Class B(x)	19,436	201,303
Embracer Group AB(x)*	49,204	291,663
Epiroc AB, Class A	55,315	791,208
Epiroc AB, Class B	31,401	394,947
EQT AB	24,256	466,636
Essity AB, Class B	50,235	991,599
Evolution AB(m)	15,124	1,191,052
Fastighets AB Balder, Class B*	50,937	201,320
Getinge AB, Class B	19,482	334,392
H & M Hennes & Mauritz AB, Class B(x)	60,935	563,163
Hexagon AB, Class B	160,184	1,485,109
Holmen AB, Class B	7,762	295,360
Husqvarna AB, Class B(x)	36,586	201,639
Industrivarden AB, Class C	12,403	247,022
Industrivarden AB, Class A	10,120	203,708
Indutrade AB	22,598	364,436
Investment AB Latour, Class B	11,654	191,244
Investor AB, Class A	41,828	640,073
Investor AB, Class B	150,167	2,188,947
Kinnevik AB, Class B*	19,846	259,321
L E Lundbergforetagen AB, Class B	6,175	222,006
Lifco AB, Class B	19,600	270,571
Nibe Industrier AB, Class B	124,832	1,108,372
Sagax AB, Class B	14,247	234,522
Sandvik AB	88,237	1,201,566
Securitas AB, Class B(x)	24,726	172,147
Skandinaviska Enskilda Banken AB, Class A	132,639	1,259,042
Skanska AB, Class B	29,349	364,785
SKF AB, Class B	30,936	413,675
Svenska Cellulosa AB SCA, Class B	51,108	648,132
Svenska Handelsbanken AB, Class A	120,880	987,777
Swedbank AB, Class A	74,405	972,824
Swedish Match AB	130,728	1,294,248
Swedish Orphan Biovitrum AB*	13,975	270,528
Tele2 AB, Class B(x)	47,000	405,384
Telefonaktiebolaget LM Ericsson, Class B(x)	240,163	1,398,645
Telia Co. AB	219,372	631,410
Volvo AB, Class A	17,452	258,469
Volvo AB, Class B	124,536	1,757,234
Volvo Car AB, Class B(x)*	48,597	209,582

		31,564,385

Switzerland (5.5%)
ABB Ltd. (Registered)	135,452	3,488,021

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Adecco Group AG (Registered)	13,818	$379,445
Alcon, Inc.	41,271	2,390,004
Bachem Holding AG, Class B	2,679	166,654
Baloise Holding AG (Registered)	3,918	499,478
Barry Callebaut AG (Registered)	290	545,279
Chocoladefabriken Lindt & Spruengli AG	87	840,637
Chocoladefabriken Lindt & Spruengli AG (Registered)	10	991,509
Cie Financiere Richemont SA (Registered)	43,048	4,039,336
Clariant AG (Registered)*	16,859	268,311
Credit Suisse Group AG (Registered)	219,757	866,086
EMS-Chemie Holding AG (Registered)	570	358,753
Geberit AG (Registered)	2,944	1,259,607
Givaudan SA (Registered)	763	2,300,380
Holcim AG*	45,851	1,870,618
Julius Baer Group Ltd.	18,226	793,074
Kuehne + Nagel International AG (Registered)	4,399	891,346
Logitech International SA (Registered)(x)	14,448	659,744
Lonza Group AG (Registered)	6,151	2,991,286
Novartis AG (Registered)	178,728	13,625,016
Partners Group Holding AG	1,872	1,503,905
Schindler Holding AG	3,423	530,971
Schindler Holding AG (Registered)	1,942	291,929
SGS SA (Registered)	532	1,136,372
SIG Group AG*	25,294	513,901
Sika AG (Registered)	12,033	2,409,587
Sonova Holding AG (Registered)	4,449	978,378
Straumann Holding AG (Registered)	9,219	839,014
Swatch Group AG (The)	2,417	542,809
Swatch Group AG (The) (Registered)	4,308	180,282
Swiss Life Holding AG (Registered)	2,606	1,148,183
Swiss Prime Site AG (Registered)	6,369	506,650
Swisscom AG (Registered)	2,157	1,007,466
Temenos AG (Registered)	5,544	373,305
UBS Group AG (Registered)	290,057	4,190,154
VAT Group AG(m)	2,304	465,147
Zurich Insurance Group AG	12,408	4,932,483

		60,775,120

United Arab Emirates (0.0%)
NMC Health plc(r)*	3,282	—

United Kingdom (10.9%)
3i Group plc	78,358	940,857
abrdn plc	169,087	256,943
Admiral Group plc	15,364	326,064
Ashtead Group plc	36,711	1,638,995
Associated British Foods plc	29,000	404,307
AstraZeneca plc	127,760	14,049,775
Auto Trader Group plc(m)	78,217	443,471
AVEVA Group plc	10,099	351,816
Aviva plc	237,490	1,020,067
BAE Systems plc	260,812	2,291,450
Barclays plc	1,381,330	2,202,276
Barratt Developments plc	86,011	325,809
Berkeley Group Holdings plc	9,250	339,065
BP plc	1,604,877	7,631,759
British American Tobacco plc	179,126	6,405,439
British Land Co. plc (The) (REIT)	69,610	268,613
BT Group plc	572,523	774,088
Bunzl plc	28,386	863,846
Burberry Group plc	32,891	655,883
CK Hutchison Holdings Ltd.	223,662	1,228,250
CNH Industrial NV	83,438	931,509
Coca-Cola Europacific Partners plc	17,315	737,965
Compass Group plc	147,119	2,940,793
Croda International plc	11,707	836,281
DCC plc	8,458	440,023
Diageo plc	188,956	7,920,232
Entain plc	47,970	576,058
Experian plc	76,039	2,229,252
Haleon plc*	418,330	1,294,351
Halma plc	30,915	696,111
Hargreaves Lansdown plc	28,824	276,662
HSBC Holdings plc	1,671,858	8,663,414
Imperial Brands plc	74,700	1,541,493
Informa plc	120,928	696,676
InterContinental Hotels Group plc	15,441	740,791
Intertek Group plc	13,140	540,587
J Sainsbury plc	139,705	269,830
JD Sports Fashion plc	200,334	218,807
Johnson Matthey plc	15,727	319,766
Just Eat Takeaway.com NV(m)*	14,850	226,405
Kingfisher plc	164,069	398,556
Land Securities Group plc (REIT)	56,020	322,199
Legal & General Group plc	492,574	1,178,734
Lloyds Banking Group plc	5,821,699	2,659,732
London Stock Exchange Group plc	27,177	2,291,660
M&G plc	207,715	382,405
Melrose Industries plc	353,403	394,584
National Grid plc	299,016	3,085,798
NatWest Group plc	436,301	1,088,851
Next plc	10,717	569,402
Ocado Group plc*	41,684	216,452
Pearson plc	55,871	535,455
Persimmon plc	26,523	365,141
Phoenix Group Holdings plc	59,729	347,751
Reckitt Benckiser Group plc	58,925	3,894,436
RELX plc (London Stock Exchange)	67,146	1,639,210
RELX plc (Turquoise Stock Exchange)	92,157	2,235,650
Rentokil Initial plc	151,188	798,333
Rolls-Royce Holdings plc*	701,234	538,896
Sage Group plc (The)	81,496	627,009
Schroders plc	63,147	273,394
Segro plc (REIT)	99,538	834,054
Severn Trent plc	20,288	530,356
Smith & Nephew plc	72,733	839,109
Smiths Group plc	32,846	550,484
Spirax-Sarco Engineering plc	5,956	684,168
SSE plc	88,074	1,493,299
St James’s Place plc	45,930	523,926
Standard Chartered plc	213,492	1,342,830
Taylor Wimpey plc	299,481	292,041
Tesco plc	630,535	1,443,748
Unilever plc (Cboe Europe)	138,922	6,126,964
Unilever plc (London Stock Exchange)	72,461	3,188,273
United Utilities Group plc	57,031	564,755
Vodafone Group plc	2,236,101	2,518,471
Whitbread plc	17,035	434,998
WPP plc	95,235	788,113

		120,515,016

United States (5.7%)
CyberArk Software Ltd.*	3,440	515,794
Ferguson plc	18,067	1,881,275
GSK plc	335,880	4,899,142
James Hardie Industries plc (CHDI)	36,872	718,116
Nestle SA (Registered)	232,565	25,182,049
QIAGEN NV*	19,129	804,981
Roche Holding AG	58,061	18,931,314

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Roche Holding AG CHF 1	2,211	$861,505
Schneider Electric SE	44,647	5,008,987
Stellantis NV (Euronext Paris)	92,875	1,097,436
Stellantis NV (Italian Stock Exchange)	88,533	1,045,463
Swiss Re AG	24,874	1,827,126
Tenaris SA	40,555	525,789

		63,298,977

Total Common Stocks (90.6%) (Cost $967,981,304)		1,003,517,509

	Number of Rights	Value (Note 1)
RIGHTS:
Sweden (0.0%)†
Securitas AB, expiring 10/11/22(x)* (Cost $41,378)	98,904	41,263

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.5%)
Banco Santander S.A., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $10,002,475, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/4/22-11/15/28; total market value $10,202,525.(xx)	$10,000,000	10,000,000
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $6,043,153, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $6,162,491.(xx)	6,041,658	6,041,658
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $4,702,924, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $5,151,435.(xx)	4,700,000	4,700,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $1,500,384, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $1,666,596.(xx)	1,500,000	1,500,000

Total Repurchase Agreements		27,241,658

Total Short-Term Investments (2.5%) (Cost $27,241,658)		27,241,658

Total Investments in Securities (93.1%) (Cost $995,264,340)		1,030,800,430
Other Assets Less Liabilities (6.9%)		76,403,714

Net Assets (100%)		$1,107,204,144

See Notes to Portfolio of Investments.

196

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $14,713,476 or 1.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $43,707,408. This was collateralized by $18,583,213 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/6/22 - 5/15/52 and by cash of $27,249,277 of which $27,241,658 was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Frank

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2022	Market Value	% of Net Assets
Financials	$176,602,518	15.9%
Industrials	151,051,299	13.6
Health Care	135,794,238	12.3
Consumer Staples	113,282,647	10.2
Consumer Discretionary	113,211,396	10.2
Information Technology	79,246,980	7.2
Materials	75,025,605	6.8
Energy	49,433,012	4.5
Communication Services	48,563,131	4.4
Utilities	33,667,536	3.0
Real Estate	27,680,410	2.5
Repurchase Agreements	27,241,658	2.5
Cash and Other	76,403,714	6.9

		100.0%

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,215	12/2022	EUR	39,473,719	(3,564,653)
FTSE 100 Index	322	12/2022	GBP	24,859,640	(1,975,899)
MSCI EAFE E-Mini Index	18	12/2022	USD	1,494,540	(195,965)
SPI 200 Index	93	12/2022	AUD	9,616,146	(766,933)
TOPIX Index	191	12/2022	JPY	24,229,669	(962,873)

					(7,466,323)

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation) ($)
USD	283,294	AUD	440,794	HSBC Bank plc	10/5/2022	1,340
EUR	2,892,977	USD	2,831,634	HSBC Bank plc	12/16/2022	19,993
USD	316,185	AUD	482,836	HSBC Bank plc	12/16/2022	6,946
USD	50,343,439	EUR	50,410,737	HSBC Bank plc	12/16/2022	653,230
USD	3,086,058	JPY	440,588,028	HSBC Bank plc	12/16/2022	16,240

Total unrealized appreciation						697,749

AUD	14,394,842	USD	9,795,258	HSBC Bank plc	12/16/2022	(575,875)
GBP	22,475,729	USD	25,900,243	HSBC Bank plc	12/16/2022	(777,340)
JPY	3,733,761,164	USD	26,814,771	HSBC Bank plc	12/16/2022	(799,611)
USD	894,156	GBP	801,605	HSBC Bank plc	12/16/2022	(1,861)

Total unrealized depreciation						(2,154,687)

Net unrealized depreciation						(1,456,938)

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Australia	$—	$88,109,309	$—		$88,109,309
Austria	—	2,323,548	—		2,323,548
Belgium	—	8,276,455	—		8,276,455
Brazil	—	470,716	—		470,716
Chile	—	396,850	—		396,850
China	170,863	6,548,843	—		6,719,706
Denmark	—	26,635,324	—		26,635,324
Finland	—	12,643,187	—		12,643,187
France	—	104,327,104	—		104,327,104
Germany	—	74,989,958	—		74,989,958
Hong Kong	993,798	26,105,689	—		27,099,487
Ireland	471,133	5,839,095	—		6,310,228
Israel	2,233,208	5,608,110	—		7,841,318
Italy	—	19,270,784	—		19,270,784
Japan	—	228,617,653	226,004		228,843,657
Jordan	—	200,793	—		200,793
Luxembourg	—	1,539,483	—		1,539,483
Macau	—	1,528,347	—		1,528,347
Malta	—	—	—	(c)	— (c)
Netherlands	—	53,422,505	—		53,422,505
New Zealand	—	2,267,472	—		2,267,472
Norway	—	7,304,005	—		7,304,005
Portugal	—	1,804,130	—		1,804,130
Singapore	1,948,962	15,157,783	—		17,106,745
South Africa	—	3,180,519	—		3,180,519
South Korea	—	496,608	—		496,608
Spain	—	24,255,773	—		24,255,773
Sweden	—	31,564,385	—		31,564,385
Switzerland	—	60,775,120	—		60,775,120
United Arab Emirates	—	—	—	(c)	— (c)
United Kingdom	737,965	119,777,051	—		120,515,016
United States	515,794	62,783,183	—		63,298,977
Forward Currency Contracts	—	697,749	—		697,749
Rights
Sweden	—	41,263	—		41,263
Short-Term Investments
Repurchase Agreements	—	27,241,658	—		27,241,658

Total Assets	$7,071,723	$1,024,200,452	$226,004		$1,031,498,179

Liabilities:
Forward Currency Contracts	$—	$(2,154,687)	$—		$(2,154,687)
Futures	(7,466,323)	—	—		(7,466,323)

Total Liabilities	$(7,466,323)	$(2,154,687)	$—		$(9,621,010)

Total	$(394,600)	$1,022,045,765	$226,004		$1,021,877,169

(a)	A security with a market value of $213,927 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

(b)	A security with a market value of $226,004 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$280,771,301
Aggregate gross unrealized depreciation	(282,482,859)

Net unrealized depreciation	$(1,711,558)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,023,588,727

See Notes to Portfolio of Investments.

200

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PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.4%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	1,546,978	$23,730,642
Lumen Technologies, Inc.	206,064	1,500,146
Verizon Communications, Inc.	912,747	34,657,004

		59,887,792

Entertainment (1.3%)
Activision Blizzard, Inc.	154,347	11,474,156
Electronic Arts, Inc.	57,269	6,626,596
Live Nation Entertainment, Inc.*	30,028	2,283,329
Netflix, Inc.*	96,953	22,826,614
Take-Two Interactive Software, Inc.*	34,027	3,708,943
Walt Disney Co. (The)*	395,532	37,310,534
Warner Bros Discovery, Inc.*	488,503	5,617,785

		89,847,957

Interactive Media & Services (4.4%)
Alphabet, Inc., Class A*	1,299,834	124,329,122
Alphabet, Inc., Class C*	1,162,496	111,773,990
Match Group, Inc.*	61,628	2,942,737
Meta Platforms, Inc., Class A*	494,273	67,062,961
Twitter, Inc.*	145,775	6,390,776

		312,499,586

Media (0.7%)
Charter Communications, Inc., Class A*	24,034	7,290,714
Comcast Corp., Class A	954,788	28,003,932
DISH Network Corp., Class A*	47,252	653,495
Fox Corp., Class A	67,635	2,075,042
Fox Corp., Class B	26,355	751,117
Interpublic Group of Cos., Inc. (The)	84,223	2,156,109
News Corp., Class A	76,282	1,152,621
News Corp., Class B	31,258	481,999
Omnicom Group, Inc.	44,557	2,811,101
Paramount Global, Class B(x)	109,482	2,084,537

		47,460,667

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	130,507	17,510,124

Total Communication Services		527,206,126

Consumer Discretionary (10.7%)
Auto Components (0.1%)
Aptiv plc*	57,610	4,505,678
BorgWarner, Inc.	50,900	1,598,260

		6,103,938

Automobiles (2.4%)
Ford Motor Co.	853,315	9,557,128
General Motors Co.	315,062	10,110,340
Tesla, Inc.*	577,464	153,172,326

		172,839,794

Distributors (0.2%)
Genuine Parts Co.	30,656	4,577,554
LKQ Corp.	57,274	2,700,469
Pool Corp.	8,990	2,860,708

		10,138,731

Hotels, Restaurants & Leisure (1.7%)
Booking Holdings, Inc.*	8,609	14,146,395
Caesars Entertainment, Inc.*	47,817	1,542,576
Carnival Corp.(x)*	214,064	1,504,870
Chipotle Mexican Grill, Inc.*	6,042	9,079,676
Darden Restaurants, Inc.	25,597	3,233,413
Domino’s Pizza, Inc.	7,898	2,449,960
Expedia Group, Inc.*	34,036	3,188,833
Hilton Worldwide Holdings, Inc.	59,985	7,235,391
Las Vegas Sands Corp.*	71,907	2,697,951
Marriott International, Inc., Class A	59,409	8,325,577
McDonald’s Corp.	158,945	36,674,969
MGM Resorts International	69,256	2,058,288
Norwegian Cruise Line Holdings Ltd.(x)*	88,604	1,006,541
Royal Caribbean Cruises Ltd.*	46,714	1,770,461
Starbucks Corp.	250,354	21,094,828
Wynn Resorts Ltd.*	20,743	1,307,431
Yum! Brands, Inc.	61,621	6,552,777

		123,869,937

Household Durables (0.3%)
DR Horton, Inc.	69,380	4,672,743
Garmin Ltd.	34,169	2,744,112
Lennar Corp., Class A	54,312	4,048,960
Mohawk Industries, Inc.*	11,414	1,040,843
Newell Brands, Inc.	83,872	1,164,982
NVR, Inc.*	664	2,647,421
PulteGroup, Inc.	49,991	1,874,663
Whirlpool Corp.	11,909	1,605,452

		19,799,176

Internet & Direct Marketing Retail (3.1%)
Amazon.com, Inc.*	1,921,628	217,143,964
eBay, Inc.	119,536	4,400,120
Etsy, Inc.*	28,536	2,857,310

		224,401,394

Leisure Products (0.0%)†
Hasbro, Inc.	29,889	2,015,116

Multiline Retail (0.5%)
Dollar General Corp.	49,438	11,858,199
Dollar Tree, Inc.*	45,765	6,228,616
Target Corp.	101,215	15,019,294

		33,106,109

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	13,381	2,091,986
AutoZone, Inc.*	4,187	8,968,261
Bath & Body Works, Inc.	48,807	1,591,108
Best Buy Co., Inc.	42,089	2,665,917
CarMax, Inc.*	34,119	2,252,536
Home Depot, Inc. (The)	222,544	61,408,791
Lowe’s Cos., Inc.	138,570	26,024,832
O’Reilly Automotive, Inc.*	13,822	9,721,704
Ross Stores, Inc.	74,782	6,301,879
TJX Cos., Inc. (The)	253,782	15,764,938
Tractor Supply Co.	23,736	4,412,048
Ulta Beauty, Inc.*	11,310	4,537,459

		145,741,459

Textiles, Apparel & Luxury Goods (0.4%)
NIKE, Inc., Class B	274,165	22,788,595
Ralph Lauren Corp.	8,364	710,354
Tapestry, Inc.	51,256	1,457,208
VF Corp.	72,958	2,182,174

		27,138,331

Total Consumer Discretionary		765,153,985

Consumer Staples (6.3%)
Beverages (1.7%)
Brown-Forman Corp., Class B	40,222	2,677,579
Coca-Cola Co. (The)	843,075	47,229,062
Constellation Brands, Inc., Class A	34,265	7,869,985
Keurig Dr Pepper, Inc.	184,211	6,598,438
Molson Coors Beverage Co., Class B	39,494	1,895,317
Monster Beverage Corp.*	83,391	7,251,681
PepsiCo, Inc.	300,074	48,990,081

		122,512,143

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	96,193	45,429,068

See Notes to Portfolio of Investments.

201

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EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Kroger Co. (The)	139,484	$6,102,425
Sysco Corp.	109,574	7,747,977
Walgreens Boots Alliance, Inc.	159,025	4,993,385
Walmart, Inc.	309,041	40,082,618

		104,355,473

Food Products (1.0%)
Archer-Daniels-Midland Co.	121,595	9,782,318
Campbell Soup Co.	42,201	1,988,511
Conagra Brands, Inc.	106,188	3,464,914
General Mills, Inc.	130,131	9,969,336
Hershey Co. (The)	31,855	7,023,072
Hormel Foods Corp.	65,846	2,992,042
J M Smucker Co. (The)	23,071	3,170,186
Kellogg Co.	56,977	3,969,018
Kraft Heinz Co. (The)	172,697	5,759,445
Lamb Weston Holdings, Inc.	31,083	2,405,203
McCormick & Co., Inc. (Non-Voting)	53,745	3,830,406
Mondelez International, Inc., Class A	295,422	16,197,988
Tyson Foods, Inc., Class A	60,920	4,016,456

		74,568,895

Household Products (1.3%)
Church & Dwight Co., Inc.	53,570	3,827,041
Clorox Co. (The)	27,087	3,477,700
Colgate-Palmolive Co.	181,070	12,720,168
Kimberly-Clark Corp.	72,806	8,193,587
Procter & Gamble Co. (The)	518,461	65,455,701

		93,674,197

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	50,090	10,814,431

Tobacco (0.6%)
Altria Group, Inc.	391,241	15,798,311
Philip Morris International, Inc.	337,261	27,996,036

		43,794,347

Total Consumer Staples		449,719,486

Energy (4.2%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	219,359	4,597,765
Halliburton Co.	198,912	4,897,213
Schlumberger NV	305,433	10,965,045

		20,460,023

Oil, Gas & Consumable Fuels (3.9%)
APA Corp.	69,517	2,376,786
Chevron Corp.	390,441	56,094,659
ConocoPhillips	276,007	28,246,556
Coterra Energy, Inc.	170,543	4,454,583
Devon Energy Corp.	141,967	8,536,476
Diamondback Energy, Inc.	38,538	4,642,288
EOG Resources, Inc.	126,566	14,141,219
EQT Corp.	80,153	3,266,235
Exxon Mobil Corp.	903,587	78,892,181
Hess Corp.	59,251	6,457,767
Kinder Morgan, Inc.	431,010	7,172,006
Marathon Oil Corp.	146,907	3,317,160
Marathon Petroleum Corp.	108,107	10,738,268
Occidental Petroleum Corp.	161,566	9,928,231
ONEOK, Inc.	95,198	4,877,946
Phillips 66	103,960	8,391,651
Pioneer Natural Resources Co.	51,745	11,204,345
Valero Energy Corp.	85,417	9,126,806
Williams Cos., Inc. (The)	268,615	7,690,447

		279,555,610

Total Energy		300,015,633

Financials (10.0%)
Banks (3.4%)
Bank of America Corp.	1,515,647	45,772,539
Citigroup, Inc.	419,627	17,485,857
Citizens Financial Group, Inc.	108,799	3,738,334
Comerica, Inc.	28,906	2,055,217
Fifth Third Bancorp	148,256	4,738,262
First Republic Bank	40,345	5,267,040
Huntington Bancshares, Inc.	317,447	4,183,951
JPMorgan Chase & Co.	636,526	66,516,967
KeyCorp	205,615	3,293,952
M&T Bank Corp.	38,434	6,776,683
PNC Financial Services Group, Inc. (The)‡	88,019	13,151,799
Regions Financial Corp.	205,491	4,124,204
Signature Bank	13,590	2,052,090
SVB Financial Group*	12,452	4,181,132
Truist Financial Corp.	287,703	12,526,589
US Bancorp	292,157	11,779,770
Wells Fargo & Co.	823,985	33,140,677
Zions Bancorp NA	30,364	1,544,313

		242,329,376

Capital Markets (2.7%)
Ameriprise Financial, Inc.	22,952	5,782,756
Bank of New York Mellon Corp. (The)	160,591	6,185,965
BlackRock, Inc.‡	32,688	17,987,553
Cboe Global Markets, Inc.	23,306	2,735,425
Charles Schwab Corp. (The)	331,058	23,793,138
CME Group, Inc.	77,666	13,756,979
FactSet Research Systems, Inc.	7,956	3,183,275
Franklin Resources, Inc.	62,738	1,350,122
Goldman Sachs Group, Inc. (The)	74,215	21,748,706
Intercontinental Exchange, Inc.	120,635	10,899,372
Invesco Ltd.	98,627	1,351,190
MarketAxess Holdings, Inc.	8,034	1,787,485
Moody’s Corp.	33,944	8,252,126
Morgan Stanley	290,336	22,939,447
MSCI, Inc.	17,528	7,393,135
Nasdaq, Inc.	71,914	4,076,086
Northern Trust Corp.	46,646	3,991,032
Raymond James Financial, Inc.	43,427	4,291,456
S&P Global, Inc.	73,867	22,555,288
State Street Corp.	80,670	4,905,543
T. Rowe Price Group, Inc.	48,894	5,134,359

		194,100,438

Consumer Finance (0.5%)
American Express Co.	130,043	17,544,101
Capital One Financial Corp.	82,888	7,639,787
Discover Financial Services	59,226	5,384,828
Synchrony Financial	101,754	2,868,445

		33,437,161

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	391,721	104,597,342

Insurance (2.0%)
Aflac, Inc.	124,467	6,995,045
Allstate Corp. (The)	58,603	7,297,832
American International Group, Inc.	164,867	7,827,885
Aon plc, Class A	45,894	12,293,626
Arthur J Gallagher & Co.	45,393	7,772,190
Assurant, Inc.	10,705	1,555,115
Brown & Brown, Inc.	52,954	3,202,658
Chubb Ltd.	90,418	16,445,226
Cincinnati Financial Corp.	34,516	3,091,598
Everest Re Group Ltd.	8,020	2,104,769
Globe Life, Inc.	18,462	1,840,661

See Notes to Portfolio of Investments.

202

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc. (The)	70,597	$4,372,778
Lincoln National Corp.	32,213	1,414,473
Loews Corp.	44,001	2,193,010
Marsh & McLennan Cos., Inc.	108,458	16,191,695
MetLife, Inc.	145,112	8,819,907
Principal Financial Group, Inc.	48,516	3,500,429
Progressive Corp. (The)	126,385	14,687,201
Prudential Financial, Inc.	81,034	6,951,097
Travelers Cos., Inc. (The)	51,853	7,943,880
W R Berkley Corp.	44,576	2,878,718
Willis Towers Watson plc	23,696	4,761,474

		144,141,267

Total Financials		718,605,584

Health Care (13.8%)
Biotechnology (2.1%)
AbbVie, Inc.	383,431	51,460,275
Amgen, Inc.	116,381	26,232,277
Biogen, Inc.*	31,461	8,400,087
Gilead Sciences, Inc.	271,043	16,720,643
Incyte Corp.*	40,935	2,727,908
Moderna, Inc.*	72,942	8,625,392
Regeneron Pharmaceuticals, Inc.*	23,344	16,080,981
Vertex Pharmaceuticals, Inc.*	56,032	16,223,505

		146,471,068

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	380,414	36,808,859
ABIOMED, Inc.*	10,263	2,521,209
Align Technology, Inc.*	15,837	3,280,001
Baxter International, Inc.	108,807	5,860,345
Becton Dickinson and Co.	61,599	13,726,105
Boston Scientific Corp.*	308,914	11,964,239
Cooper Cos., Inc. (The)	10,912	2,879,677
Dentsply Sirona, Inc.	48,666	1,379,681
Dexcom, Inc.*	84,816	6,831,081
Edwards Lifesciences Corp.*	134,354	11,101,671
Hologic, Inc.*	55,065	3,552,794
IDEXX Laboratories, Inc.*	18,153	5,914,247
Intuitive Surgical, Inc.*	77,567	14,539,159
Medtronic plc	287,451	23,211,668
ResMed, Inc.	32,324	7,056,329
STERIS plc	21,105	3,509,339
Stryker Corp.	72,726	14,729,924
Teleflex, Inc.	10,466	2,108,480
Zimmer Biomet Holdings, Inc.	45,033	4,708,200

		175,683,008

Health Care Providers & Services (3.3%)
AmerisourceBergen Corp.	34,110	4,616,106
Cardinal Health, Inc.	58,296	3,887,177
Centene Corp.*	123,925	9,642,604
Cigna Corp.	66,153	18,355,473
CVS Health Corp.	285,539	27,231,854
DaVita, Inc.*	11,715	969,651
Elevance Health, Inc.	52,096	23,664,087
HCA Healthcare, Inc.	46,673	8,578,031
Henry Schein, Inc.*	28,897	1,900,556
Humana, Inc.	27,334	13,262,184
Laboratory Corp. of America Holdings	19,423	3,978,025
McKesson Corp.	30,794	10,465,957
Molina Healthcare, Inc.*	12,285	4,052,084
Quest Diagnostics, Inc.	26,384	3,237,053
UnitedHealth Group, Inc.	202,728	102,385,749
Universal Health Services, Inc., Class B	14,911	1,314,852

		237,541,443

Life Sciences Tools & Services (1.7%)
Agilent Technologies, Inc.	64,736	7,868,661
Bio-Rad Laboratories, Inc., Class A*	4,715	1,966,815
Bio-Techne Corp.	8,617	2,447,228
Charles River Laboratories International, Inc.*	11,156	2,195,501
Danaher Corp.	141,946	36,663,232
Illumina, Inc.*	34,619	6,604,959
IQVIA Holdings, Inc.*	39,910	7,229,297
Mettler-Toledo International, Inc.*	4,876	5,286,169
PerkinElmer, Inc.	27,259	3,280,075
Thermo Fisher Scientific, Inc.	84,978	43,099,992
Waters Corp.*	12,803	3,450,793
West Pharmaceutical Services, Inc.	15,587	3,835,649

		123,928,371

Pharmaceuticals (4.2%)
Bristol-Myers Squibb Co.	463,171	32,926,826
Catalent, Inc.*	38,595	2,792,734
Eli Lilly and Co.	171,128	55,334,239
Johnson & Johnson	570,034	93,120,754
Merck & Co., Inc.	549,241	47,300,635
Organon & Co.	56,057	1,311,734
Pfizer, Inc.	1,217,154	53,262,659
Viatris, Inc.	265,096	2,258,618
Zoetis, Inc.	101,698	15,080,797

		303,388,996

Total Health Care		987,012,886

Industrials (7.2%)
Aerospace & Defense (1.5%)
Boeing Co. (The)*	121,590	14,722,117
General Dynamics Corp.	48,757	10,344,773
Howmet Aerospace, Inc.	77,946	2,410,870
Huntington Ingalls Industries, Inc.	8,596	1,904,014
L3Harris Technologies, Inc.	41,555	8,636,376
Lockheed Martin Corp.	51,177	19,769,163
Northrop Grumman Corp.	31,575	14,850,354
Raytheon Technologies Corp.	318,812	26,097,950
Textron, Inc.	46,601	2,714,974
TransDigm Group, Inc.	11,205	5,880,608

		107,331,199

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	26,337	2,536,517
Expeditors International of Washington, Inc.	35,265	3,114,252
FedEx Corp.	52,576	7,805,959
United Parcel Service, Inc., Class B	158,704	25,637,044

		39,093,772

Airlines (0.2%)
Alaska Air Group, Inc.*	28,236	1,105,439
American Airlines Group, Inc.(x)*	139,403	1,678,412
Delta Air Lines, Inc.*	136,799	3,838,580
Southwest Airlines Co.*	128,737	3,970,249
United Airlines Holdings, Inc.*	71,679	2,331,718

		12,924,398

Building Products (0.4%)
A O Smith Corp.	30,355	1,474,646
Allegion plc	17,764	1,593,076
Carrier Global Corp.	183,295	6,517,970
Fortune Brands Home & Security, Inc.	27,670	1,485,602
Johnson Controls International plc	150,326	7,399,046
Masco Corp.	48,849	2,280,760
Trane Technologies plc	50,277	7,280,612

		28,031,712

Commercial Services & Supplies (0.5%)
Cintas Corp.	18,405	7,144,637

See Notes to Portfolio of Investments.

203

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Copart, Inc.*	46,914	$4,991,650
Republic Services, Inc.	44,622	6,070,377
Rollins, Inc.	48,317	1,675,633
Waste Management, Inc.	81,251	13,017,223

		32,899,520

Construction & Engineering (0.0%)†
Quanta Services, Inc.	30,939	3,941,319

Electrical Equipment (0.5%)
AMETEK, Inc.	49,897	5,658,819
Eaton Corp. plc	86,219	11,498,166
Emerson Electric Co.	128,357	9,398,300
Generac Holdings, Inc.*	14,403	2,565,750
Rockwell Automation, Inc.	24,814	5,337,739

		34,458,774

Industrial Conglomerates (0.7%)
3M Co.	120,029	13,263,205
General Electric Co.	237,841	14,724,736
Honeywell International, Inc.	145,929	24,365,765

		52,353,706

Machinery (1.5%)
Caterpillar, Inc.	114,088	18,719,559
Cummins, Inc.	31,134	6,336,080
Deere & Co.	60,326	20,142,248
Dover Corp.	31,152	3,631,700
Fortive Corp.	77,457	4,515,743
IDEX Corp.	15,832	3,164,025
Illinois Tool Works, Inc.	61,242	11,063,367
Ingersoll Rand, Inc.	89,953	3,891,367
Nordson Corp.	11,668	2,476,766
Otis Worldwide Corp.	91,193	5,818,113
PACCAR, Inc.	76,891	6,435,008
Parker-Hannifin Corp.	27,582	6,683,395
Pentair plc	36,641	1,488,724
Snap-on, Inc.	11,516	2,318,747
Stanley Black & Decker, Inc.	30,902	2,324,140
Westinghouse Air Brake Technologies Corp.	38,912	3,165,491
Xylem, Inc.	40,236	3,515,017

		105,689,490

Professional Services (0.4%)
CoStar Group, Inc.*	85,846	5,979,174
Equifax, Inc.	26,435	4,531,752
Jacobs Solutions, Inc.	27,223	2,953,423
Leidos Holdings, Inc.	29,665	2,594,798
Nielsen Holdings plc	79,096	2,192,541
Robert Half International, Inc.	23,386	1,789,029
Verisk Analytics, Inc.	34,370	5,861,116

		25,901,833

Road & Rail (0.8%)
CSX Corp.	462,994	12,334,160
JB Hunt Transport Services, Inc.	17,735	2,774,109
Norfolk Southern Corp.	50,604	10,609,129
Old Dominion Freight Line, Inc.	19,625	4,882,111
Union Pacific Corp.	135,709	26,438,827

		57,038,336

Trading Companies & Distributors (0.2%)
Fastenal Co.	127,646	5,876,822
United Rentals, Inc.*	14,787	3,994,264
WW Grainger, Inc.	9,853	4,819,989

		14,691,075

Total Industrials		514,355,134

Information Technology (24.1%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	53,437	6,032,503
Cisco Systems, Inc.	897,668	35,906,720
F5, Inc.*	13,755	1,990,761
Juniper Networks, Inc.	71,519	1,868,076
Motorola Solutions, Inc.	36,151	8,096,740

		53,894,800

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	129,035	8,640,184
CDW Corp.	29,197	4,557,068
Corning, Inc.	164,260	4,766,825
Keysight Technologies, Inc.*	38,804	6,106,197
TE Connectivity Ltd.	69,618	7,683,043
Teledyne Technologies, Inc.*	10,328	3,485,390
Trimble, Inc.*	51,761	2,809,069
Zebra Technologies Corp., Class A*	10,950	2,869,010

		40,916,786

IT Services (4.0%)
Accenture plc, Class A	137,632	35,412,714
Akamai Technologies, Inc.*	35,913	2,884,532
Automatic Data Processing, Inc.	90,270	20,418,171
Broadridge Financial Solutions, Inc.	26,098	3,766,463
Cognizant Technology Solutions Corp., Class A	112,620	6,468,893
DXC Technology Co.*	44,842	1,097,732
EPAM Systems, Inc.*	12,635	4,576,271
Fidelity National Information Services, Inc.	131,981	9,973,804
Fiserv, Inc.*	138,668	12,975,165
FleetCor Technologies, Inc.*	16,172	2,849,021
Gartner, Inc.*	17,017	4,708,434
Global Payments, Inc.	59,192	6,395,696
International Business Machines Corp.	196,077	23,295,908
Jack Henry & Associates, Inc.	16,081	2,931,084
Mastercard, Inc., Class A	184,909	52,577,025
Paychex, Inc.	69,374	7,784,456
PayPal Holdings, Inc.*	250,239	21,538,071
VeriSign, Inc.*	20,496	3,560,155
Visa, Inc., Class A	354,488	62,974,793

		286,188,388

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Micro Devices, Inc.*	350,173	22,186,961
Analog Devices, Inc.	113,082	15,756,846
Applied Materials, Inc.	188,560	15,448,721
Broadcom, Inc.	87,552	38,873,964
Enphase Energy, Inc.*	29,178	8,096,020
Intel Corp.	890,702	22,953,391
KLA Corp.	30,745	9,304,359
Lam Research Corp.	29,471	10,786,386
Microchip Technology, Inc.	119,916	7,318,474
Micron Technology, Inc.	237,423	11,894,892
Monolithic Power Systems, Inc.	9,845	3,577,673
NVIDIA Corp.	542,896	65,902,145
NXP Semiconductors NV	57,689	8,509,704
ON Semiconductor Corp.*	93,222	5,810,527
Qorvo, Inc.*	20,882	1,658,240
QUALCOMM, Inc.	243,708	27,534,130
Skyworks Solutions, Inc.	34,696	2,958,528
SolarEdge Technologies, Inc.*	12,566	2,908,526
Teradyne, Inc.	34,175	2,568,251
Texas Instruments, Inc.	197,946	30,638,082

		314,685,820

Software (7.8%)
Adobe, Inc.*	101,467	27,923,718
ANSYS, Inc.*	19,108	4,236,244
Autodesk, Inc.*	47,005	8,780,534
Cadence Design Systems, Inc.*	59,588	9,738,467
Ceridian HCM Holding, Inc.*	33,210	1,855,775
Fortinet, Inc.*	141,896	6,971,350

See Notes to Portfolio of Investments.

204

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Intuit, Inc.	61,112	$23,669,900
Microsoft Corp.	1,616,977	376,593,943
NortonLifeLock, Inc.	132,184	2,662,186
Oracle Corp.	329,337	20,112,610
Paycom Software, Inc.*	10,405	3,433,546
PTC, Inc.*	22,793	2,384,148
Roper Technologies, Inc.	23,365	8,402,989
Salesforce, Inc.*	216,046	31,076,057
ServiceNow, Inc.*	43,796	16,537,807
Synopsys, Inc.*	33,083	10,107,187
Tyler Technologies, Inc.*	9,068	3,151,130

		557,637,591

Technology Hardware, Storage & Peripherals (6.5%)
Apple, Inc.	3,275,248	452,639,274
Hewlett Packard Enterprise Co.	280,945	3,365,721
HP, Inc.	197,306	4,916,866
NetApp, Inc.	48,404	2,993,787
Seagate Technology Holdings plc	41,724	2,220,969
Western Digital Corp.*	64,490	2,099,149

		468,235,766

Total Information Technology		1,721,559,151

Materials (2.3%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	47,923	11,153,120
Albemarle Corp.	25,307	6,692,183
Celanese Corp.	21,612	1,952,428
CF Industries Holdings, Inc.	42,005	4,042,981
Corteva, Inc.	156,383	8,937,288
Dow, Inc.	152,925	6,717,995
DuPont de Nemours, Inc.	109,795	5,533,668
Eastman Chemical Co.	25,197	1,790,247
Ecolab, Inc.	53,702	7,755,643
FMC Corp.	27,083	2,862,673
International Flavors & Fragrances, Inc.	55,068	5,001,826
Linde plc	107,991	29,113,294
LyondellBasell Industries NV, Class A	55,314	4,164,038
Mosaic Co. (The)	74,857	3,617,839
PPG Industries, Inc.	50,830	5,626,373
Sherwin-Williams Co. (The)	50,789	10,399,048

		115,360,644

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	13,476	4,340,485
Vulcan Materials Co.	28,065	4,426,131

		8,766,616

Containers & Packaging (0.3%)
Amcor plc	330,257	3,543,658
Avery Dennison Corp.	18,292	2,976,108
Ball Corp.	67,750	3,273,680
International Paper Co.	78,595	2,491,461
Packaging Corp. of America	20,154	2,263,093
Sealed Air Corp.	29,201	1,299,737
Westrock Co.	53,343	1,647,765

		17,495,502

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	311,616	8,516,465
Newmont Corp.	171,413	7,204,488
Nucor Corp.	56,750	6,071,683

		21,792,636

Total Materials		163,415,398

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
Alexandria Real Estate Equities, Inc. (REIT)	31,896	4,471,500
American Tower Corp. (REIT)	101,264	21,741,381
AvalonBay Communities, Inc. (REIT)	30,860	5,684,103
Boston Properties, Inc. (REIT)	30,156	2,260,795
Camden Property Trust (REIT)	23,410	2,796,325
Crown Castle, Inc. (REIT)	93,573	13,525,977
Digital Realty Trust, Inc. (REIT)	62,828	6,231,281
Duke Realty Corp. (REIT)	84,307	4,063,597
Equinix, Inc. (REIT)	19,669	11,188,514
Equity Residential (REIT)	72,336	4,862,426
Essex Property Trust, Inc. (REIT)	13,854	3,355,855
Extra Space Storage, Inc. (REIT)	28,322	4,891,493
Federal Realty Investment Trust (REIT)	14,392	1,297,007
Healthpeak Properties, Inc. (REIT)	121,113	2,775,910
Host Hotels & Resorts, Inc. (REIT)	157,189	2,496,161
Invitation Homes, Inc. (REIT)	125,716	4,245,429
Iron Mountain, Inc. (REIT)	64,844	2,851,191
Kimco Realty Corp. (REIT)	140,637	2,589,127
Mid-America Apartment Communities, Inc. (REIT)	25,259	3,916,913
Prologis, Inc. (REIT)	159,963	16,252,241
Public Storage (REIT)	34,253	10,029,621
Realty Income Corp. (REIT)	133,897	7,792,805
Regency Centers Corp. (REIT)	34,367	1,850,663
SBA Communications Corp. (REIT)	23,301	6,632,630
Simon Property Group, Inc. (REIT)	70,345	6,313,464
UDR, Inc. (REIT)	67,388	2,810,754
Ventas, Inc. (REIT)	85,436	3,431,964
VICI Properties, Inc. (REIT)	207,306	6,188,084
Vornado Realty Trust (REIT)	38,821	899,094
Welltower, Inc. (REIT)	100,837	6,485,836
Weyerhaeuser Co. (REIT)	159,072	4,543,096

		178,475,237

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	68,040	4,593,380

Total Real Estate		183,068,617

Utilities (2.9%)
Electric Utilities (1.9%)
Alliant Energy Corp.	54,082	2,865,805
American Electric Power Co., Inc.	110,971	9,593,443
Constellation Energy Corp.	71,933	5,984,106
Duke Energy Corp.	166,367	15,475,458
Edison International	81,675	4,621,172
Entergy Corp.	43,947	4,422,387
Evergy, Inc.	50,760	3,015,144
Eversource Energy	74,524	5,809,891
Exelon Corp.	216,670	8,116,458
FirstEnergy Corp.	117,690	4,354,530
NextEra Energy, Inc.	426,979	33,479,423
NRG Energy, Inc.	54,331	2,079,247
PG&E Corp.*	348,987	4,362,338
Pinnacle West Capital Corp.	24,738	1,595,848
PPL Corp.	158,407	4,015,618
Southern Co. (The)	229,600	15,612,800
Xcel Energy, Inc.	117,693	7,532,352

		132,936,020

Gas Utilities (0.0%)†
Atmos Energy Corp.	30,495	3,105,916

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	146,817	3,318,064

Multi-Utilities (0.8%)
Ameren Corp.	56,920	4,584,906

See Notes to Portfolio of Investments.

205

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CenterPoint Energy, Inc.	136,017	$3,832,959
CMS Energy Corp.	63,150	3,677,856
Consolidated Edison, Inc.	78,152	6,702,316
Dominion Energy, Inc.	180,495	12,474,009
DTE Energy Co.	41,036	4,721,192
NiSource, Inc.	87,650	2,207,903
Public Service Enterprise Group, Inc.	107,884	6,066,317
Sempra Energy	67,857	10,174,479
WEC Energy Group, Inc.	67,251	6,014,257

		60,456,194

Water Utilities (0.1%)
American Water Works Co., Inc.	39,595	5,153,685

Total Utilities		204,969,879

Total Common Stocks (91.4%) (Cost $2,948,364,950)		6,535,081,879

SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	130,211,274	130,263,359

Total Investment Companies		131,263,359

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)†
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,072,800, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $1,093,985.(xx)	$1,072,534	1,072,534

Total Short-Term Investments (1.9%) (Cost $132,338,408)		132,335,893

Total Investments in Securities (93.3%) (Cost $3,080,703,358)		6,667,417,772
Other Assets Less Liabilities (6.7%)		478,995,734

Net Assets (100%)		$7,146,413,506

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $4,433,119. This was collateralized by $3,033,287 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 1/31/24 – 5/15/50 and by cash of $2,072,534 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

206

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	88,019	20,411,332	—	(2,498,861)	1,479,318	(6,239,990)	13,151,799	409,044	—
Capital Markets
BlackRock, Inc.	32,688	31,373,494	1,199,595	(2,562,349)	1,421,940	(13,445,127)	17,987,553	473,716	—

Total		51,784,826	1,199,595	(5,061,210)	2,901,258	(19,685,117)	31,139,352	882,760	—

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,045	12/2022	USD	188,178,375	(25,330,288)

					(25,330,288)

See Notes to Portfolio of Investments.

207

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$527,206,126	$—	$—	$527,206,126
Consumer Discretionary	765,153,985	—	—	765,153,985
Consumer Staples	449,719,486	—	—	449,719,486
Energy	300,015,633	—	—	300,015,633
Financials	718,605,584	—	—	718,605,584
Health Care	987,012,886	—	—	987,012,886
Industrials	514,355,134	—	—	514,355,134
Information Technology	1,721,559,151	—	—	1,721,559,151
Materials	163,415,398	—	—	163,415,398
Real Estate	183,068,617	—	—	183,068,617
Utilities	204,969,879	—	—	204,969,879
Short-Term Investments
Investment Companies	131,263,359	—	—	131,263,359
Repurchase Agreement	—	1,072,534	—	1,072,534

Total Assets	$6,666,345,238	$1,072,534	$—	$6,667,417,772

Liabilities:
Futures	$(25,330,288)	$—	$—	$(25,330,288)

Total Liabilities	$(25,330,288)	$—	$—	$(25,330,288)

Total	$6,641,014,950	$1,072,534	$—	$6,642,087,484

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,845,387,311
Aggregate gross unrealized depreciation	(294,534,870)

Net unrealized appreciation	$3,550,852,441

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,091,235,043

See Notes to Portfolio of Investments.

208

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PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Diversified Telecommunication Services (0.5%)
Frontier Communications Parent, Inc.*	85,555	$2,004,554
Iridium Communications, Inc.*	48,898	2,169,604

		4,174,158

Entertainment (0.2%)
World Wrestling Entertainment, Inc., Class A	16,450	1,154,296

Interactive Media & Services (0.3%)
TripAdvisor, Inc.*	40,902	903,116
Ziff Davis, Inc.*	18,068	1,237,297

		2,140,413

Media (0.7%)
Cable One, Inc.	1,879	1,602,881
John Wiley & Sons, Inc., Class A	16,434	617,261
New York Times Co. (The), Class A	63,723	1,832,036
TEGNA, Inc.	86,002	1,778,522

		5,830,700

Total Communication Services		13,299,567

Consumer Discretionary (12.4%)
Auto Components (1.2%)
Adient plc*	36,132	1,002,663
Dana, Inc.	49,133	561,590
Fox Factory Holding Corp.*	16,114	1,274,295
Gentex Corp.	90,222	2,150,893
Goodyear Tire & Rubber Co. (The)*	108,749	1,097,277
Lear Corp.	22,865	2,736,712
Visteon Corp.*	10,830	1,148,630

		9,972,060

Automobiles (0.4%)
Harley-Davidson, Inc.	51,222	1,786,623
Thor Industries, Inc.	21,000	1,469,580

		3,256,203

Diversified Consumer Services (1.0%)
Graham Holdings Co., Class B	1,479	795,672
Grand Canyon Education, Inc.*	12,264	1,008,714
H&R Block, Inc.	61,460	2,614,508
Service Corp. International	60,721	3,506,031

		7,924,925

Hotels, Restaurants & Leisure (2.5%)
Boyd Gaming Corp.	31,529	1,502,357
Choice Hotels International, Inc.	11,170	1,223,338
Churchill Downs, Inc.	12,776	2,352,700
Cracker Barrel Old Country Store, Inc.	8,776	812,482
Light & Wonder, Inc.*	36,327	1,557,702
Marriott Vacations Worldwide Corp.	15,129	1,843,620
Papa John’s International, Inc.	12,679	887,657
Penn Entertainment, Inc.*	61,063	1,679,843
Texas Roadhouse, Inc.	25,745	2,246,509
Travel + Leisure Co.	32,281	1,101,428
Wendy’s Co. (The)	65,404	1,222,401
Wingstop, Inc.	11,441	1,434,930
Wyndham Hotels & Resorts, Inc.	34,785	2,134,060

		19,999,027

Household Durables (1.2%)
Helen of Troy Ltd.*	9,266	893,613
KB Home	32,535	843,307
Leggett & Platt, Inc.	51,072	1,696,612
Taylor Morrison Home Corp., Class A*	43,771	1,020,739
Tempur Sealy International, Inc.	66,313	1,600,796
Toll Brothers, Inc.	41,179	1,729,518
TopBuild Corp.*	12,469	2,054,642

		9,839,227

Leisure Products (1.1%)
Brunswick Corp.	28,640	1,874,488
Mattel, Inc.*	135,935	2,574,609
Polaris, Inc.	21,519	2,058,292
Topgolf Callaway Brands Corp.*	53,367	1,027,849
YETI Holdings, Inc.*	32,846	936,768

		8,472,006

Multiline Retail (0.6%)
Kohl’s Corp.	49,167	1,236,550
Macy’s, Inc.	103,875	1,627,722
Nordstrom, Inc.(x)	43,366	725,513
Ollie’s Bargain Outlet Holdings, Inc.*	22,245	1,147,842

		4,737,627

Specialty Retail (2.7%)
AutoNation, Inc.*	14,876	1,515,418
Dick’s Sporting Goods, Inc.(x)	21,915	2,293,186
Five Below, Inc.*	21,369	2,941,870
Foot Locker, Inc.	30,937	963,069
GameStop Corp., Class A(x)*	97,334	2,446,003
Gap, Inc. (The)	80,795	663,327
Lithia Motors, Inc., Class A	10,601	2,274,445
Murphy USA, Inc.	8,274	2,274,605
RH*	7,699	1,894,493
Victoria’s Secret & Co.*	31,994	931,665
Williams-Sonoma, Inc.	26,481	3,120,786

		21,318,867

Textiles, Apparel & Luxury Goods (1.7%)
Capri Holdings Ltd.*	53,157	2,043,355
Carter’s, Inc.	15,018	984,129
Columbia Sportswear Co.	13,630	917,299
Crocs, Inc.*	23,632	1,622,573
Deckers Outdoor Corp.*	10,217	3,193,936
Hanesbrands, Inc.(x)	132,908	925,040
PVH Corp.	25,787	1,155,258
Skechers USA, Inc., Class A*	51,779	1,642,430
Under Armour, Inc., Class A*	71,539	475,735
Under Armour, Inc., Class C*	76,868	458,133

		13,417,888

Total Consumer Discretionary		98,937,830

Consumer Staples (3.7%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	3,726	1,205,920
Celsius Holdings, Inc.*	15,439	1,400,008
Coca-Cola Consolidated, Inc.	1,790	736,997

		3,342,925

Food & Staples Retailing (1.5%)
BJ’s Wholesale Club Holdings, Inc.*	52,059	3,790,416
Casey’s General Stores, Inc.	14,307	2,897,454
Grocery Outlet Holding Corp.*	33,538	1,116,480
Performance Food Group Co.*	59,692	2,563,771
Sprouts Farmers Market, Inc.*	41,381	1,148,323

		11,516,444

Food Products (1.4%)
Darling Ingredients, Inc.*	61,760	4,085,424
Flowers Foods, Inc.	74,309	1,834,689
Ingredion, Inc.	25,232	2,031,681
Lancaster Colony Corp.	7,555	1,135,365
Pilgrim’s Pride Corp.*	17,491	402,643
Post Holdings, Inc.*	20,942	1,715,359

		11,205,161

Household Products (0.1%)
Energizer Holdings, Inc.	25,708	646,299

See Notes to Portfolio of Investments.

209

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.3%)
BellRing Brands, Inc.*	52,160	$1,075,018
Coty, Inc., Class A*	138,966	878,265
Nu Skin Enterprises, Inc., Class A	19,302	644,108

		2,597,391

Total Consumer Staples		29,308,220

Energy (3.6%)
Energy Equipment & Services (0.5%)
ChampionX Corp.	77,957	1,525,618
NOV, Inc.	151,254	2,447,290

		3,972,908

Oil, Gas & Consumable Fuels (3.1%)
Antero Midstream Corp.	130,006	1,193,455
CNX Resources Corp.*	72,959	1,133,053
DT Midstream, Inc.	37,163	1,928,388
Equitrans Midstream Corp.	166,666	1,246,662
HF Sinclair Corp.	55,950	3,012,348
Matador Resources Co.	43,577	2,131,787
Murphy Oil Corp.	56,147	1,974,690
PDC Energy, Inc.	37,089	2,143,373
Range Resources Corp.	95,423	2,410,385
Southwestern Energy Co.*	429,124	2,626,239
Targa Resources Corp.	87,248	5,264,545

		25,064,925

Total Energy		29,037,833

Financials (14.4%)
Banks (6.9%)
Associated Banc-Corp.	57,875	1,162,130
Bank of Hawaii Corp.	15,475	1,177,957
Bank OZK	42,827	1,694,236
Cadence Bank	59,106	1,501,883
Cathay General Bancorp	28,660	1,102,264
Commerce Bancshares, Inc.	42,012	2,779,514
Cullen/Frost Bankers, Inc.	24,696	3,265,305
East West Bancorp, Inc.	54,268	3,643,553
First Financial Bankshares, Inc.	50,502	2,112,499
First Horizon Corp.	206,651	4,732,308
FNB Corp.	135,070	1,566,812
Fulton Financial Corp.	64,887	1,025,215
Glacier Bancorp, Inc.	42,675	2,096,623
Hancock Whitney Corp.	33,010	1,512,188
Home BancShares, Inc.	73,529	1,655,138
International Bancshares Corp.	20,134	855,695
Old National Bancorp	112,403	1,851,277
PacWest Bancorp	45,647	1,031,622
Pinnacle Financial Partners, Inc.	29,386	2,383,204
Prosperity Bancshares, Inc.	35,126	2,342,202
Synovus Financial Corp.	55,889	2,096,396
Texas Capital Bancshares, Inc.*	19,211	1,134,025
UMB Financial Corp.	16,569	1,396,601
Umpqua Holdings Corp.	83,354	1,424,520
United Bankshares, Inc.	51,828	1,852,851
Valley National Bancorp	161,262	1,741,630
Washington Federal, Inc.	24,670	739,607
Webster Financial Corp.	67,714	3,060,673
Wintrust Financial Corp.	23,424	1,910,227

		54,848,155

Capital Markets (1.7%)
Affiliated Managers Group, Inc.	14,721	1,646,544
Evercore, Inc., Class A	13,869	1,140,725
Federated Hermes, Inc., Class B	32,609	1,080,010
Interactive Brokers Group, Inc., Class A	39,606	2,531,219
Janus Henderson Group plc	51,036	1,036,541
Jefferies Financial Group, Inc.	71,615	2,112,643
SEI Investments Co.	39,655	1,945,078
Stifel Financial Corp.	40,877	2,121,925

		13,614,685

Consumer Finance (0.5%)
Bread Financial Holdings, Inc.	18,849	592,801
FirstCash Holdings, Inc.	14,672	1,076,191
Navient Corp.	42,618	626,059
SLM Corp.	96,810	1,354,372

		3,649,423

Diversified Financial Services (0.3%)
Voya Financial, Inc.(x)	38,787	2,346,613

Insurance (4.1%)
Alleghany Corp.*	5,182	4,349,615
American Financial Group, Inc.	26,893	3,305,957
Brighthouse Financial, Inc.*	27,657	1,200,867
CNO Financial Group, Inc.	43,998	790,644
First American Financial Corp.	40,114	1,849,256
Hanover Insurance Group, Inc. (The)	13,645	1,748,470
Kemper Corp.	24,590	1,014,583
Kinsale Capital Group, Inc.	8,268	2,111,813
Old Republic International Corp.	110,321	2,309,019
Primerica, Inc.	14,423	1,780,519
Reinsurance Group of America, Inc.	25,805	3,246,527
RenaissanceRe Holdings Ltd.	16,831	2,362,904
RLI Corp.	15,719	1,609,311
Selective Insurance Group, Inc.	23,152	1,884,573
Unum Group	72,400	2,809,120

		32,373,178

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
Annaly Capital Management, Inc. (REIT)(x)	166,010	2,848,723

Thrifts & Mortgage Finance (0.6%)
Essent Group Ltd.	41,208	1,436,923
MGIC Investment Corp.	116,856	1,498,094
New York Community Bancorp, Inc.(x)	179,019	1,527,032

		4,462,049

Total Financials		114,142,826

Health Care (9.5%)
Biotechnology (1.6%)
Arrowhead Pharmaceuticals, Inc.*	40,651	1,343,516
Exelixis, Inc.*	123,264	1,932,780
Halozyme Therapeutics, Inc.*	53,018	2,096,332
Neurocrine Biosciences, Inc.*	36,831	3,911,820
United Therapeutics Corp.*	17,493	3,662,684

		12,947,132

Health Care Equipment & Supplies (3.5%)
Enovis Corp.*	18,729	862,845
Envista Holdings Corp.*	62,545	2,052,101
Globus Medical, Inc., Class A*	29,667	1,767,263
Haemonetics Corp.*	19,865	1,470,606
ICU Medical, Inc.*	7,680	1,156,608
Inari Medical, Inc.*	18,505	1,344,203
Integra LifeSciences Holdings Corp.*	28,289	1,198,322
LivaNova plc*	20,449	1,038,196
Masimo Corp.*	18,611	2,627,129
Neogen Corp.*	82,491	1,152,399
NuVasive, Inc.*	19,991	875,806
Omnicell, Inc.*	16,935	1,473,853
Penumbra, Inc.*	14,591	2,766,453
QuidelOrtho Corp.*	20,885	1,492,860
Shockwave Medical, Inc.*	13,823	3,843,762
STAAR Surgical Co.*	18,418	1,299,390

See Notes to Portfolio of Investments.

210

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Tandem Diabetes Care, Inc.*	24,860	$1,189,551

		27,611,347

Health Care Providers & Services (2.4%)
Acadia Healthcare Co., Inc.*	34,895	2,728,091
Amedisys, Inc.*	12,461	1,206,100
Chemed Corp.	5,740	2,505,854
Encompass Health Corp.	38,321	1,733,259
HealthEquity, Inc.*	32,422	2,177,786
LHC Group, Inc.*	11,906	1,948,536
Option Care Health, Inc.*	59,530	1,873,409
Patterson Cos., Inc.	32,848	789,009
Progyny, Inc.*	28,723	1,064,474
R1 RCM, Inc.*	53,332	988,242
Tenet Healthcare Corp.*	41,474	2,139,229

		19,153,989

Life Sciences Tools & Services (1.4%)
Azenta, Inc.	28,682	1,229,311
Bruker Corp.	38,866	2,062,230
Medpace Holdings, Inc.*	9,670	1,519,834
Repligen Corp.*	19,874	3,718,624
Sotera Health Co.*	37,240	253,977
Syneos Health, Inc.*	39,470	1,861,010

		10,644,986

Pharmaceuticals (0.6%)
Jazz Pharmaceuticals plc*	24,057	3,206,558
Perrigo Co. plc	51,678	1,842,837

		5,049,395

Total Health Care		75,406,849

Industrials (17.3%)
Aerospace & Defense (1.2%)
Axon Enterprise, Inc.*	26,004	3,009,963
Curtiss-Wright Corp.	14,778	2,056,507
Hexcel Corp.	32,259	1,668,435
Mercury Systems, Inc.*	21,898	889,059
Woodward, Inc.	23,169	1,859,544

		9,483,508

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	45,679	1,601,506

Airlines (0.1%)
JetBlue Airways Corp.*	122,898	814,814

Building Products (2.3%)
Builders FirstSource, Inc.*	60,105	3,541,387
Carlisle Cos., Inc.	19,919	5,585,487
Lennox International, Inc.	12,417	2,764,893
Owens Corning	37,062	2,913,444
Simpson Manufacturing Co., Inc.	16,499	1,293,521
Trex Co., Inc.*	42,463	1,865,824

		17,964,556

Commercial Services & Supplies (1.3%)
Brink’s Co. (The)	18,276	885,289
Clean Harbors, Inc.*	19,266	2,118,875
IAA, Inc.*	51,402	1,637,154
MillerKnoll, Inc.	29,515	460,434
MSA Safety, Inc.	14,218	1,553,743
Stericycle, Inc.*	35,321	1,487,367
Tetra Tech, Inc.	20,533	2,639,107

		10,781,969

Construction & Engineering (1.8%)
AECOM	53,780	3,676,939
Dycom Industries, Inc.*	11,295	1,079,011
EMCOR Group, Inc.	19,004	2,194,582
Fluor Corp.*	54,429	1,354,738
MasTec, Inc.*	21,908	1,391,158
MDU Resources Group, Inc.	78,215	2,139,180
Valmont Industries, Inc.	8,195	2,201,341

		14,036,949

Electrical Equipment (2.1%)
Acuity Brands, Inc.	12,598	1,983,807
EnerSys	15,654	910,593
Hubbell, Inc.	20,672	4,609,856
nVent Electric plc	63,940	2,021,143
Regal Rexnord Corp.	25,601	3,593,356
SunPower Corp.(x)*	32,292	744,008
Sunrun, Inc.*	82,311	2,270,961
Vicor Corp.*	8,658	512,034

		16,645,758

Machinery (4.0%)
AGCO Corp.	23,976	2,305,772
Chart Industries, Inc.*	13,810	2,545,873
Crane Holdings Co.	18,265	1,598,918
Donaldson Co., Inc.	47,550	2,330,425
Esab Corp.	17,735	591,640
Flowserve Corp.	50,098	1,217,381
Graco, Inc.	65,127	3,904,364
ITT, Inc.	31,848	2,080,948
Kennametal, Inc.	31,324	644,648
Lincoln Electric Holdings, Inc.	22,305	2,804,185
Middleby Corp. (The)*	20,751	2,659,656
Oshkosh Corp.	25,175	1,769,551
Terex Corp.	26,110	776,511
Timken Co. (The)	25,739	1,519,630
Toro Co. (The)	40,271	3,482,636
Watts Water Technologies, Inc., Class A	10,483	1,318,028

		31,550,166

Marine (0.2%)
Kirby Corp.*	23,068	1,401,842

Professional Services (1.6%)
ASGN, Inc.*	19,332	1,747,033
CACI International, Inc., Class A*	9,010	2,352,150
FTI Consulting, Inc.*	13,239	2,193,835
Insperity, Inc.	13,622	1,390,670
KBR, Inc.	53,546	2,314,258
ManpowerGroup, Inc.	19,926	1,289,013
Science Applications International Corp.	21,432	1,895,232

		13,182,191

Road & Rail (1.6%)
Avis Budget Group, Inc.*	11,106	1,648,797
Knight-Swift Transportation Holdings, Inc.	61,873	3,027,446
Landstar System, Inc.	14,028	2,025,222
Ryder System, Inc.	19,560	1,476,585
Saia, Inc.*	10,143	1,927,170
Werner Enterprises, Inc.	22,392	841,939
XPO Logistics, Inc.*	44,302	1,972,325

		12,919,484

Trading Companies & Distributors (0.9%)
GATX Corp.	13,594	1,157,529
MSC Industrial Direct Co., Inc., Class A	18,129	1,319,973
Univar Solutions, Inc.*	64,233	1,460,658
Watsco, Inc.	12,788	3,292,398

		7,230,558

Total Industrials		137,613,301

Information Technology (11.6%)
Communications Equipment (0.8%)
Calix, Inc.*	21,998	1,344,958
Ciena Corp.*	57,652	2,330,870

See Notes to Portfolio of Investments.

211

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Lumentum Holdings, Inc.*	26,511	$1,817,859
Viasat, Inc.*	29,698	897,771

		6,391,458

Electronic Equipment, Instruments & Components (2.7%)
Arrow Electronics, Inc.*	24,713	2,278,292
Avnet, Inc.	36,457	1,316,827
Belden, Inc.	16,762	1,006,055
Cognex Corp.	66,776	2,767,865
Coherent Corp.*	49,592	1,728,281
IPG Photonics Corp.*	12,761	1,076,390
Jabil, Inc.	52,973	3,057,072
Littelfuse, Inc.	9,507	1,888,946
National Instruments Corp.	50,982	1,924,061
Novanta, Inc.*	13,691	1,583,364
TD SYNNEX Corp.	16,317	1,324,777
Vishay Intertechnology, Inc.	50,215	893,325
Vontier Corp.	60,825	1,016,386

		21,861,641

IT Services (1.9%)
Concentrix Corp.	16,435	1,834,639
Euronet Worldwide, Inc.*	18,139	1,374,211
ExlService Holdings, Inc.*	12,656	1,864,988
Genpact Ltd.	65,008	2,845,400
Kyndryl Holdings, Inc.*	78,595	649,981
Maximus, Inc.	23,318	1,349,413
Sabre Corp.*	126,088	649,353
Western Union Co. (The)	148,398	2,003,373
WEX, Inc.*	17,012	2,159,503

		14,730,861

Semiconductors & Semiconductor Equipment (3.1%)
Amkor Technology, Inc.	38,090	649,435
Cirrus Logic, Inc.*	21,543	1,482,158
First Solar, Inc.*	38,177	5,049,672
Lattice Semiconductor Corp.*	52,881	2,602,274
MACOM Technology Solutions Holdings, Inc.*	19,678	1,019,124
MKS Instruments, Inc.	22,021	1,819,815
Power Integrations, Inc.	22,021	1,416,391
Semtech Corp.*	24,667	725,456
Silicon Laboratories, Inc.*	13,179	1,626,816
SiTime Corp.*	6,310	496,786
Synaptics, Inc.*	15,183	1,503,269
Universal Display Corp.	16,651	1,571,022
Wolfspeed, Inc.*	47,612	4,921,176

		24,883,394

Software (3.0%)
ACI Worldwide, Inc.*	43,542	910,028
Aspen Technology, Inc.*	11,144	2,654,501
Blackbaud, Inc.*	17,155	755,849
CommVault Systems, Inc.*	17,335	919,448
Dynatrace, Inc.*	77,459	2,696,348
Envestnet, Inc.*	13,933	618,625
Fair Isaac Corp.*	9,725	4,006,797
Manhattan Associates, Inc.*	24,153	3,213,074
NCR Corp.*	52,317	994,546
Paylocity Holding Corp.*	15,753	3,805,610
Qualys, Inc.*	13,444	1,873,959
Teradata Corp.*	39,589	1,229,634

		23,678,419

Technology Hardware, Storage & Peripherals (0.1%)
Xerox Holdings Corp.	43,136	564,219

Total Information Technology		92,109,992

Materials (6.0%)
Chemicals (2.2%)
Ashland, Inc.	19,181	1,821,620
Avient Corp.	32,919	997,446
Cabot Corp.	21,598	1,379,896
Chemours Co. (The)	59,739	1,472,566
Ingevity Corp.*	13,774	835,118
NewMarket Corp.	2,714	816,453
Olin Corp.	51,983	2,229,031
RPM International, Inc.	49,682	4,139,007
Scotts Miracle-Gro Co. (The)	15,296	653,904
Sensient Technologies Corp.	16,025	1,111,173
Valvoline, Inc.	68,171	1,727,453

		17,183,667

Construction Materials (0.2%)
Eagle Materials, Inc.	14,513	1,555,503

Containers & Packaging (0.8%)
AptarGroup, Inc.	25,162	2,391,145
Greif, Inc., Class A	10,201	607,674
Silgan Holdings, Inc.	32,258	1,356,126
Sonoco Products Co.	37,508	2,127,829

		6,482,774

Metals & Mining (2.6%)
Alcoa Corp.	69,290	2,332,301
Cleveland-Cliffs, Inc.*	199,214	2,683,413
Commercial Metals Co.	46,401	1,646,307
MP Materials Corp.*	35,551	970,542
Reliance Steel & Aluminum Co.	23,219	4,049,626
Royal Gold, Inc.	25,250	2,368,955
Steel Dynamics, Inc.	66,808	4,740,028
United States Steel Corp.	91,357	1,655,389
Worthington Industries, Inc.	11,634	443,721

		20,890,282

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	28,448	1,456,253

Total Materials		47,568,479

Real Estate (7.4%)
Equity Real Estate Investment Trusts (REITs) (7.1%)
Apartment Income REIT Corp. (REIT)	59,378	2,293,178
Brixmor Property Group, Inc. (REIT)	115,317	2,129,905
Corporate Office Properties Trust (REIT)	42,764	993,408
Cousins Properties, Inc. (REIT)	58,693	1,370,482
Douglas Emmett, Inc. (REIT)	67,289	1,206,492
EastGroup Properties, Inc. (REIT)	16,777	2,421,592
EPR Properties (REIT)	28,735	1,030,437
First Industrial Realty Trust, Inc. (REIT)	50,834	2,277,872
Healthcare Realty Trust, Inc. (REIT)	146,430	3,053,065
Highwoods Properties, Inc. (REIT)	40,270	1,085,679
Independence Realty Trust, Inc. (REIT)	84,636	1,415,960
JBG SMITH Properties (REIT)	38,326	712,097
Kilroy Realty Corp. (REIT)	40,338	1,698,633
Kite Realty Group Trust (REIT)	83,890	1,444,586
Lamar Advertising Co. (REIT), Class A	33,548	2,767,375
Life Storage, Inc. (REIT)	32,497	3,599,368
Macerich Co. (The) (REIT)	83,061	659,504
Medical Properties Trust, Inc. (REIT)	230,677	2,735,829
National Retail Properties, Inc. (REIT)	68,369	2,725,188
National Storage Affiliates Trust (REIT)	33,190	1,380,040
Omega Healthcare Investors, Inc. (REIT)	90,157	2,658,730

See Notes to Portfolio of Investments.

212

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Park Hotels & Resorts, Inc. (REIT)	86,588	$974,981
Pebblebrook Hotel Trust (REIT)	49,739	721,713
Physicians Realty Trust (REIT)	87,563	1,316,947
PotlatchDeltic Corp. (REIT)	31,542	1,294,484
Rayonier, Inc. (REIT)	56,166	1,683,295
Rexford Industrial Realty, Inc. (REIT)	65,879	3,425,708
Sabra Health Care REIT, Inc. (REIT)	88,202	1,157,210
SL Green Realty Corp. (REIT)(x)	24,922	1,000,868
Spirit Realty Capital, Inc. (REIT)	52,787	1,908,778
STORE Capital Corp. (REIT)	102,332	3,206,062

		56,349,466

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	18,453	2,787,694

Total Real Estate		59,137,160

Utilities (3.6%)
Electric Utilities (1.3%)
ALLETE, Inc.	21,738	1,087,987
Hawaiian Electric Industries, Inc.	41,908	1,452,531
IDACORP, Inc.	19,426	1,923,368
OGE Energy Corp.	77,099	2,811,030
PNM Resources, Inc.	32,831	1,501,362
Portland General Electric Co.	34,205	1,486,549

		10,262,827

Gas Utilities (1.3%)
National Fuel Gas Co.	35,193	2,166,129
New Jersey Resources Corp.	36,850	1,426,095
ONE Gas, Inc.	20,716	1,458,199
Southwest Gas Holdings, Inc.	23,740	1,655,865
Spire, Inc.	20,259	1,262,744
UGI Corp.	80,633	2,606,865

		10,575,897

Independent Power and Renewable Electricity Producers (0.2%)
Ormat Technologies, Inc.(x)	17,174	1,480,399

Multi-Utilities (0.3%)
Black Hills Corp.	24,879	1,685,054
NorthWestern Corp.	21,624	1,065,631

		2,750,685

Water Utilities (0.5%)
Essential Utilities, Inc.	91,840	3,800,339

Total Utilities		28,870,147

Total Common Stocks (91.2%) (Cost $630,961,109)		725,432,204

SHORT-TERM INVESTMENTS:
Investment Company (3.8%)
JPMorgan Prime Money Market Fund, IM Shares	29,629,952	29,641,804

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $2,942,509, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $3,000,617.(xx)	$2,941,781	2,941,781
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $3,802,364, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $4,164,990.(xx)	3,800,000	3,800,000

Total Repurchase Agreements		6,741,781

Total Short-Term Investments (4.6%) (Cost $36,384,593)		36,383,585

Total Investments in Securities (95.8%) (Cost $667,345,702)		761,815,789
Other Assets Less Liabilities (4.2%)		33,292,835

Net Assets (100%)		$795,108,624

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $11,328,974. This was collateralized by $5,107,785 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/6/22 – 5/15/52 and by cash of $6,741,781 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

213

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	51	12/2022	USD	11,261,820	(1,516,286)

					(1,516,286)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$13,299,567	$—	$—	$13,299,567
Consumer Discretionary	98,937,830	—	—	98,937,830
Consumer Staples	29,308,220	—	—	29,308,220
Energy	29,037,833	—	—	29,037,833
Financials	114,142,826	—	—	114,142,826
Health Care	75,406,849	—	—	75,406,849
Industrials	137,613,301	—	—	137,613,301
Information Technology	92,109,992	—	—	92,109,992
Materials	47,568,479	—	—	47,568,479
Real Estate	59,137,160	—	—	59,137,160
Utilities	28,870,147	—	—	28,870,147
Short-Term Investments
Investment Company	29,641,804	—	—	29,641,804
Repurchase Agreements	—	6,741,781	—	6,741,781

Total Assets	$755,074,008	$6,741,781	$—	$761,815,789

Liabilities:
Futures	$(1,516,286)	$—	$—	$(1,516,286)

Total Liabilities	$(1,516,286)	$—	$—	$(1,516,286)

Total	$753,557,722	$6,741,781	$—	$760,299,503

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,101,863
Aggregate gross unrealized depreciation	(79,422,431)

Net unrealized appreciation	$90,679,432

Federal income tax cost of investments in securities and derivative instruments, if applicable	$669,620,071

See Notes to Portfolio of Investments.

214

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PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	16,576	$592,095
ATN International, Inc.	14,178	546,845
Bandwidth, Inc., Class A*	31,051	369,507
Charge Enterprises, Inc.(x)*	149,102	262,420
Cogent Communications Holdings, Inc.	57,989	3,024,706
Consolidated Communications Holdings, Inc.*	97,265	404,622
EchoStar Corp., Class A*	42,153	694,260
Globalstar, Inc.(x)*	918,232	1,459,989
IDT Corp., Class B*	19,287	478,896
Iridium Communications, Inc.*	171,712	7,618,861
Liberty Latin America Ltd., Class A*	54,632	338,172
Liberty Latin America Ltd., Class C*	207,216	1,274,379
Ooma, Inc.*	29,513	363,010
Radius Global Infrastructure, Inc.*	100,685	948,453
Starry Group Holdings, Inc., Class A(x)*	28,927	43,101

		18,419,316

Entertainment (0.3%)
Cinemark Holdings, Inc.*	147,717	1,788,853
IMAX Corp.*	66,813	943,400
Liberty Media Corp.-Liberty Braves, Class A(x)*	13,323	375,043
Liberty Media Corp.-Liberty Braves, Class C*	51,116	1,405,690
Lions Gate Entertainment Corp., Class A(x)*	78,083	580,157
Lions Gate Entertainment Corp., Class B*	155,601	1,081,427
Madison Square Garden Entertainment Corp.*	34,982	1,542,356
Marcus Corp. (The)(x)	31,816	441,924
Playstudios, Inc.(x)*	111,517	389,194
Reservoir Media, Inc.(x)*	31,117	151,851
Skillz, Inc.(x)*	395,363	403,270

		9,103,165

Interactive Media & Services (0.7%)
Arena Group Holdings, Inc. (The)(x)*	12,712	166,527
Bumble, Inc., Class A*	116,299	2,499,266
Cargurus, Inc.*	137,586	1,949,594
Cars.com, Inc.*	91,759	1,055,228
DHI Group, Inc.*	59,977	322,676
Eventbrite, Inc., Class A*	105,258	639,969
EverQuote, Inc., Class A*	27,356	186,568
fuboTV, Inc.(x)*	233,838	830,125
Leafly Holdings, Inc.*	5,655	3,840
MediaAlpha, Inc., Class A(x)*	29,978	262,307
Outbrain, Inc.(x)*	61,282	223,679
QuinStreet, Inc.*	72,535	761,617
Shutterstock, Inc.	32,692	1,640,158
TrueCar, Inc.*	125,791	189,944
Vimeo, Inc.*	193,992	775,968
Vinco Ventures, Inc.(x)*	235,931	219,699
Wejo Group Ltd.(x)*	29,725	32,400
Yelp, Inc.*	92,716	3,144,000
Ziff Davis, Inc.*	60,760	4,160,845
ZipRecruiter, Inc., Class A*	107,722	1,777,413

		20,841,823

Media (0.8%)
AdTheorent Holding Co., Inc.(x)*	20,784	44,686
Advantage Solutions, Inc.(x)*	117,514	250,305
AMC Networks, Inc., Class A*	40,781	827,854
Audacy, Inc.*	169,230	65,340
Boston Omaha Corp., Class A*	28,086	647,101
Cardlytics, Inc.*	43,871	412,387
Clear Channel Outdoor Holdings, Inc.*	490,084	671,415
Cumulus Media, Inc., Class A*	22,425	157,648
Daily Journal Corp.*	1,656	424,582
Entravision Communications Corp., Class A	83,125	330,006
EW Scripps Co. (The), Class A*	81,096	913,952
Gambling.com Group Ltd.(x)*	15,149	115,132
Gannett Co., Inc.(x)*	187,132	286,312
Gray Television, Inc.	104,799	1,500,722
iHeartMedia, Inc., Class A*	162,513	1,191,220
Innovid Corp.(x)*	62,666	169,825
Integral Ad Science Holding Corp.*	51,477	372,693
John Wiley & Sons, Inc., Class A	57,906	2,174,949
Loyalty Ventures, Inc.*	30,236	36,586
Magnite, Inc.*	175,685	1,154,250
PubMatic, Inc., Class A*	57,287	952,683
Scholastic Corp.	37,228	1,145,133
Sinclair Broadcast Group, Inc., Class A	50,420	912,098
Stagwell, Inc.(x)*	104,776	728,193
TechTarget, Inc.*	36,769	2,176,725
TEGNA, Inc.	295,472	6,110,361
Thryv Holdings, Inc.*	34,259	782,133
Urban One, Inc.*	15,556	66,113
Urban One, Inc., Class A*	23,437	123,982
WideOpenWest, Inc.*	73,295	899,330

		25,643,716

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	43,828	531,195
KORE Group Holdings, Inc.(x)*	41,394	79,063
Shenandoah Telecommunications Co.	64,732	1,101,739
Telephone and Data Systems, Inc.	136,182	1,892,930
United States Cellular Corp.*	20,384	530,595

		4,135,522

Total Communication Services		78,143,542

Consumer Discretionary (9.3%)
Auto Components (1.2%)
Adient plc*	127,986	3,551,612
American Axle & Manufacturing Holdings, Inc.*	151,228	1,032,887
Dana, Inc.	174,046	1,989,346
Dorman Products, Inc.*	35,527	2,917,477
Fox Factory Holding Corp.*	57,190	4,522,585
Gentherm, Inc.*	44,658	2,220,842
Goodyear Tire & Rubber Co. (The)*	370,171	3,735,025
Holley, Inc.(x)*	69,316	280,730
LCI Industries	32,674	3,315,104
Luminar Technologies, Inc.(x)*	321,846	2,344,648
Modine Manufacturing Co.*	67,082	868,041
Motorcar Parts of America, Inc.*	25,166	383,027
Patrick Industries, Inc.	29,600	1,297,664
Solid Power, Inc.(x)*	147,997	778,464
Standard Motor Products, Inc.	27,807	903,728
Stoneridge, Inc.*	34,694	588,063
Tenneco, Inc., Class A*	111,259	1,934,794
Visteon Corp.*	37,505	3,977,780
XPEL, Inc.(m)*	29,031	1,870,758

		38,512,575

Automobiles (0.2%)
Canoo, Inc.(x)*	145,638	273,071

See Notes to Portfolio of Investments.

215

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Cenntro Electric Group Ltd.(x)*	234,560	$241,597
Faraday Future Intelligent Electric, Inc.(x)*	138,146	87,888
Fisker, Inc.(x)*	217,188	1,639,769
Lordstown Motors Corp.(x)*	208,095	380,814
Mullen Automotive, Inc.(x)*	227,910	74,709
Winnebago Industries, Inc.(x)	40,681	2,164,636
Workhorse Group, Inc.(x)*	205,080	588,580

		5,451,064

Distributors (0.0%)†
Funko, Inc., Class A*	41,876	846,733
Weyco Group, Inc.	7,955	161,804

		1,008,537

Diversified Consumer Services (0.9%)
2U, Inc.*	102,498	640,612
Adtalem Global Education, Inc.*	60,491	2,204,897
American Public Education, Inc.*	24,740	226,124
Beachbody Co., Inc. (The)(x)*	122,978	124,208
Carriage Services, Inc.	18,145	583,543
Chegg, Inc.*	167,693	3,533,292
Coursera, Inc.*	152,023	1,638,808
Duolingo, Inc.*	31,737	3,022,315
European Wax Center, Inc., Class A(x)	26,871	495,770
Frontdoor, Inc.*	111,597	2,275,463
Graham Holdings Co., Class B	4,771	2,566,703
Laureate Education, Inc., Class A	141,447	1,492,266
Nerdy, Inc.(x)*	65,877	139,000
OneSpaWorld Holdings Ltd.*	88,156	740,510
Perdoceo Education Corp.*	80,694	831,148
PowerSchool Holdings, Inc., Class A*	61,687	1,029,556
Rover Group, Inc.(x)*	131,781	440,149
StoneMor, Inc.*	43,165	148,056
Strategic Education, Inc.	31,015	1,904,631
Stride, Inc.*	54,737	2,300,596
Udemy, Inc.(x)*	98,680	1,193,041
Universal Technical Institute, Inc.*	45,157	245,654
Vivint Smart Home, Inc.(x)*	122,835	808,254
WW International, Inc.*	69,984	275,037

		28,859,633

Hotels, Restaurants & Leisure (2.1%)
Accel Entertainment, Inc.*	77,653	606,470
Bally’s Corp.(x)*	47,110	930,894
Biglari Holdings, Inc., Class B*	1,173	135,599
BJ’s Restaurants, Inc.*	30,569	729,071
Bloomin’ Brands, Inc.	114,486	2,098,528
Bluegreen Vacations Holding Corp.	14,227	235,030
Bowlero Corp.(x)*	53,418	657,576
Brinker International, Inc.*	58,900	1,471,322
Century Casinos, Inc.*	36,515	239,538
Cheesecake Factory, Inc. (The)(x)	67,083	1,964,190
Chuy’s Holdings, Inc.*	26,684	618,535
Cracker Barrel Old Country Store, Inc.	30,326	2,807,581
Dave & Buster’s Entertainment, Inc.*	58,072	1,801,974
Denny’s Corp.*	71,928	676,843
Dine Brands Global, Inc.	18,978	1,206,242
El Pollo Loco Holdings, Inc.*	28,634	255,415
Everi Holdings, Inc.*	118,473	1,921,632
F45 Training Holdings, Inc.(x)*	42,200	130,398
First Watch Restaurant Group, Inc.*	14,717	213,102
Full House Resorts, Inc.*	47,354	266,130
Golden Entertainment, Inc.*	25,722	897,441
Hilton Grand Vacations, Inc.*	117,117	3,851,978
Inspirato, Inc.*	13,298	31,383
Inspired Entertainment, Inc.*	33,661	297,227
International Game Technology plc	129,233	2,041,881
Jack in the Box, Inc.	28,141	2,084,404
Krispy Kreme, Inc.(x)	98,113	1,131,243
Kura Sushi USA, Inc., Class A*	6,786	499,314
Life Time Group Holdings, Inc.(x)*	56,732	553,137
Light & Wonder, Inc.*	125,379	5,376,252
Lindblad Expeditions Holdings, Inc.(x)*	41,743	282,183
Monarch Casino & Resort, Inc.*	17,723	994,969
NEOGAMES SA*	18,890	243,681
Noodles & Co., Class A*	58,863	276,656
ONE Group Hospitality, Inc. (The)*	28,283	187,799
Papa John’s International, Inc.	42,957	3,007,420
Portillo’s, Inc., Class A(x)*	26,816	528,007
RCI Hospitality Holdings, Inc.	11,722	765,915
Red Rock Resorts, Inc., Class A	67,437	2,310,392
Rush Street Interactive, Inc.*	81,871	301,285
Ruth’s Hospitality Group, Inc.	44,233	745,768
SeaWorld Entertainment, Inc.*	56,306	2,562,486
Shake Shack, Inc., Class A*	50,182	2,257,186
Sonder Holdings, Inc.(x)*	197,180	327,319
Sweetgreen, Inc., Class A(x)*	110,608	2,046,248
Target Hospitality Corp.(x)*	36,092	455,481
Texas Roadhouse, Inc.	89,246	7,787,606
Vacasa, Inc., Class A(x)*	116,045	356,258
Wingstop, Inc.	39,734	4,983,438
Xponential Fitness, Inc., Class A*	23,893	436,286

		66,586,713

Household Durables (1.4%)
Aterian, Inc.(x)*	97,115	120,423
Beazer Homes USA, Inc.*	37,827	365,787
Cavco Industries, Inc.*	11,656	2,398,338
Century Communities, Inc.	39,930	1,708,205
Dream Finders Homes, Inc., Class A(x)*	28,248	299,429
Ethan Allen Interiors, Inc.	30,209	638,618
GoPro, Inc., Class A*	175,888	867,128
Green Brick Partners, Inc.*	33,815	722,965
Helen of Troy Ltd.*	31,244	3,013,171
Hovnanian Enterprises, Inc., Class A*	7,407	264,430
Installed Building Products, Inc.	31,450	2,547,135
iRobot Corp.(x)*	35,983	2,026,922
KB Home	103,805	2,690,626
Landsea Homes Corp.*	14,399	68,683
La-Z-Boy, Inc.	55,168	1,245,142
Legacy Housing Corp.*	10,782	184,911
LGI Homes, Inc.*	26,760	2,177,461
Lifetime Brands, Inc.	16,995	115,056
Lovesac Co. (The)*	18,985	386,914
M.D.C. Holdings, Inc.	76,671	2,102,319
M/I Homes, Inc.*	38,181	1,383,298
Meritage Homes Corp.*	47,729	3,353,917
Purple Innovation, Inc.(x)*	72,687	294,382
Skyline Champion Corp.*	70,226	3,712,849
Snap One Holdings Corp.*	23,676	240,075
Sonos, Inc.*	172,053	2,391,537
Taylor Morrison Home Corp., Class A*	145,099	3,383,709
Traeger, Inc.*	41,969	118,353
Tri Pointe Homes, Inc.*	130,453	1,971,145
Tupperware Brands Corp.*	56,062	367,206
Universal Electronics, Inc.*	17,079	335,944
Vizio Holding Corp., Class A(x)*	93,544	817,574
Vuzix Corp.*	78,677	455,540
Weber, Inc., Class A(x)	36,437	239,391

		43,008,583

See Notes to Portfolio of Investments.

216

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EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	33,407	$216,811
1stdibs.com, Inc.(x)*	26,962	169,591
aka Brands Holding Corp.(x)*	12,787	18,541
BARK, Inc.(x)*	99,289	180,706
Boxed, Inc.(x)*	14,982	13,813
CarParts.com, Inc.*	68,578	354,548
ContextLogic, Inc., Class A(x)*	769,451	564,700
Duluth Holdings, Inc., Class B(x)*	17,338	122,060
Groupon, Inc.(x)*	31,108	247,620
Lands’ End, Inc.*	20,766	160,314
Liquidity Services, Inc.*	32,010	520,483
Lulu’s Fashion Lounge Holdings, Inc.(x)*	7,785	36,278
Overstock.com, Inc.(x)*	57,175	1,392,211
PetMed Express, Inc.(x)	27,208	531,100
Porch Group, Inc.(x)*	106,904	240,534
Poshmark, Inc., Class A(x)*	64,535	1,011,263
Quotient Technology, Inc.*	104,373	241,102
Qurate Retail, Inc.	472,004	948,728
RealReal, Inc. (The)*	120,000	180,000
Rent the Runway, Inc., Class A(x)*	66,735	146,817
Revolve Group, Inc.(x)*	55,392	1,201,453
RumbleON, Inc., Class B(x)*	12,627	213,649
Stitch Fix, Inc., Class A*	109,183	431,273
ThredUp, Inc., Class A(x)*	74,937	137,884
Vivid Seats, Inc., Class A(x)	29,832	228,513
Xometry, Inc., Class A(x)*	45,546	2,586,557

		12,096,549

Leisure Products (0.4%)
Acushnet Holdings Corp.	46,170	2,007,933
AMMO, Inc.(x)*	126,722	371,296
Clarus Corp.	35,111	472,945
Johnson Outdoors, Inc., Class A	7,018	360,094
Latham Group, Inc.*	56,960	204,486
Malibu Boats, Inc., Class A*	26,134	1,254,171
Marine Products Corp.	12,209	103,288
MasterCraft Boat Holdings, Inc.*	25,207	475,152
Smith & Wesson Brands, Inc.	56,247	583,281
Solo Brands, Inc., Class A(x)*	29,624	112,571
Sturm Ruger & Co., Inc.	23,455	1,191,280
Topgolf Callaway Brands Corp.*	188,613	3,632,686
Vista Outdoor, Inc.*	71,928	1,749,289

		12,518,472

Multiline Retail (0.1%)
Big Lots, Inc.(x)	40,180	627,210
Dillard’s, Inc., Class A(x)	5,434	1,482,178
Franchise Group, Inc.(x)	38,071	925,125

		3,034,513

Specialty Retail (2.1%)
Aaron’s Co., Inc. (The)	41,381	402,223
Abercrombie & Fitch Co., Class A*	67,539	1,050,232
Academy Sports & Outdoors, Inc.	109,768	4,630,014
American Eagle Outfitters, Inc.(x)	207,855	2,022,429
America’s Car-Mart, Inc.*	8,117	495,299
Arko Corp.(x)	107,689	1,011,200
Asbury Automotive Group, Inc.*	29,292	4,426,021
Bed Bath & Beyond, Inc.(x)*	107,431	654,255
Big 5 Sporting Goods Corp.(x)	27,195	292,074
Boot Barn Holdings, Inc.*	40,113	2,345,006
Buckle, Inc. (The)	40,053	1,268,078
Build-A-Bear Workshop, Inc.	20,887	278,424
Caleres, Inc.	45,737	1,107,750
Camping World Holdings, Inc., Class A(x)	52,295	1,324,109
Cato Corp. (The), Class A	25,579	244,024
Chico’s FAS, Inc.*	161,290	780,644
Children’s Place, Inc. (The)*	16,251	501,993
Citi Trends, Inc.*	11,516	178,613
Conn’s, Inc.*	23,939	169,488
Container Store Group, Inc. (The)*	42,623	208,853
Designer Brands, Inc., Class A	70,859	1,084,851
Destination XL Group, Inc.*	86,720	470,022
EVgo, Inc.(x)*	87,937	695,582
Express, Inc.*	76,472	83,355
Foot Locker, Inc.	108,834	3,388,002
Genesco, Inc.*	17,669	694,745
Group 1 Automotive, Inc.	20,164	2,880,831
GrowGeneration Corp.(x)*	78,304	274,064
Guess?, Inc.(x)	46,974	689,109
Haverty Furniture Cos., Inc.	21,843	543,891
Hibbett, Inc.	18,250	909,033
JOANN, Inc.(x)	16,795	111,183
LL Flooring Holdings, Inc.*	40,219	278,718
MarineMax, Inc.*	27,951	832,660
Monro, Inc.	41,377	1,798,244
Murphy USA, Inc.	28,637	7,872,598
National Vision Holdings, Inc.*	104,535	3,413,068
ODP Corp. (The)*	55,322	1,944,568
OneWater Marine, Inc., Class A*	15,361	462,520
Party City Holdco, Inc.(x)*	148,169	234,107
Rent-A-Center, Inc.	71,566	1,253,121
Sally Beauty Holdings, Inc.*	144,387	1,819,276
Shoe Carnival, Inc.	23,675	507,592
Signet Jewelers Ltd.	60,403	3,454,448
Sleep Number Corp.*	29,699	1,004,123
Sonic Automotive, Inc., Class A	25,833	1,118,569
Sportsman’s Warehouse Holdings, Inc.*	58,978	489,517
Tile Shop Holdings, Inc.	40,933	144,084
Tilly’s, Inc., Class A	30,389	210,292
Torrid Holdings, Inc.(x)*	24,499	102,161
TravelCenters of America, Inc.*	16,738	902,680
Urban Outfitters, Inc.*	82,478	1,620,693
Volta, Inc.(x)*	160,320	193,987
Warby Parker, Inc., Class A(x)*	112,615	1,502,284
Winmark Corp.	3,289	711,542
Zumiez, Inc.*	21,359	459,859

		67,546,108

Textiles, Apparel & Luxury Goods (0.5%)
Allbirds, Inc., Class A(x)*	132,446	402,636
Crocs, Inc.*	80,517	5,528,297
Ermenegildo Zegna NV(x)	63,761	685,431
Fossil Group, Inc.*	67,898	232,211
G-III Apparel Group Ltd.*	58,701	877,580
Kontoor Brands, Inc.	73,223	2,461,025
Movado Group, Inc.	20,609	580,762
Oxford Industries, Inc.	19,712	1,769,743
PLBY Group, Inc.(x)*	38,637	155,707
Rocky Brands, Inc.	9,917	198,935
Steven Madden Ltd.	102,576	2,735,702
Superior Group of Cos., Inc.	16,655	147,896
Unifi, Inc.*	18,714	177,970
Wolverine World Wide, Inc.	100,261	1,543,017

		17,496,912

Total Consumer Discretionary		296,119,659

Consumer Staples (3.2%)
Beverages (0.5%)
Celsius Holdings, Inc.*	73,731	6,685,927
Coca-Cola Consolidated, Inc.	6,332	2,607,074
Duckhorn Portfolio, Inc. (The)*	51,456	742,510
MGP Ingredients, Inc.(x)	19,003	2,017,359
National Beverage Corp.	29,759	1,146,912
Primo Water Corp.	212,436	2,666,072

See Notes to Portfolio of Investments.

217

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Vintage Wine Estates, Inc.(x)*	45,632	$126,401
Vita Coco Co., Inc. (The)(x)*	40,060	456,283

		16,448,538

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	43,876	1,361,472
Chefs’ Warehouse, Inc. (The)*	45,970	1,331,751
Fresh Market, Inc. (The)(r)*	62,407	—
HF Foods Group, Inc.(x)*	48,544	187,865
Ingles Markets, Inc., Class A	17,831	1,412,394
Natural Grocers by Vitamin Cottage, Inc.	12,264	132,329
PriceSmart, Inc.	33,172	1,910,375
Rite Aid Corp.(x)*	74,004	366,320
SpartanNash Co.	47,998	1,392,902
Sprouts Farmers Market, Inc.*	142,450	3,952,988
United Natural Foods, Inc.*	78,349	2,692,855
Village Super Market, Inc., Class A	11,321	218,835
Weis Markets, Inc.	22,056	1,571,269

		16,531,355

Food Products (1.1%)
Alico, Inc.	8,450	238,628
AppHarvest, Inc.(x)*	98,314	193,679
B&G Foods, Inc.(x)	91,688	1,511,935
Benson Hill, Inc.(x)*	236,402	647,741
Beyond Meat, Inc.(x)*	82,771	1,172,865
BRC, Inc., Class A(x)*	32,550	251,612
Calavo Growers, Inc.	22,950	728,662
Cal-Maine Foods, Inc.	51,114	2,841,427
Fresh Del Monte Produce, Inc.	41,139	956,070
Hain Celestial Group, Inc. (The)*	101,371	1,711,142
Hostess Brands, Inc.*	180,510	4,195,052
J & J Snack Foods Corp.	20,495	2,653,488
John B Sanfilippo & Son, Inc.	12,224	925,724
Lancaster Colony Corp.	26,213	3,939,290
Landec Corp.*	34,777	309,168
Local Bounti Corp.(x)*	24,300	69,012
Mission Produce, Inc.*	54,030	781,274
Seneca Foods Corp., Class A*	6,282	316,864
Simply Good Foods Co. (The)*	121,408	3,883,842
Sovos Brands, Inc.*	38,689	550,931
SunOpta, Inc.*	131,655	1,198,061
Tattooed Chef, Inc.(x)*	63,332	315,393
Tootsie Roll Industries, Inc.	21,120	702,874
TreeHouse Foods, Inc.*	68,567	2,908,612
Utz Brands, Inc.(x)	88,593	1,337,754
Vital Farms, Inc.*	40,264	481,960
Whole Earth Brands, Inc.*	54,091	207,709

		35,030,769

Household Products (0.3%)
Central Garden & Pet Co.*	13,643	491,693
Central Garden & Pet Co., Class A*	50,737	1,733,176
Energizer Holdings, Inc.	86,642	2,178,180
WD-40 Co.	18,415	3,236,252

		7,639,301

Personal Products (0.7%)
Beauty Health Co. (The)*	134,463	1,585,319
BellRing Brands, Inc.*	173,750	3,580,987
Edgewell Personal Care Co.	67,821	2,536,505
elf Beauty, Inc.*	66,069	2,485,516
Herbalife Nutrition Ltd.*	129,635	2,578,440
Honest Co., Inc. (The)*	114,038	399,133
Inter Parfums, Inc.	23,973	1,809,003
Medifast, Inc.	14,248	1,543,913
Nature’s Sunshine Products, Inc.*	20,349	167,676
Nu Skin Enterprises, Inc., Class A	67,551	2,254,177
Thorne HealthTech, Inc.(x)*	22,524	106,539
USANA Health Sciences, Inc.*	15,143	848,765
Veru, Inc.(x)*	87,600	1,009,152

		20,905,125

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	218,530	202,643
Turning Point Brands, Inc.	21,661	459,863
Universal Corp.	32,413	1,492,295
Vector Group Ltd.	186,488	1,642,959

		3,797,760

Total Consumer Staples		100,352,848

Energy (5.6%)
Energy Equipment & Services (1.5%)
Archrock, Inc.	184,407	1,183,893
Borr Drilling Ltd.(x)*	226,402	751,655
Bristow Group, Inc.*	32,516	763,801
Cactus, Inc., Class A	79,603	3,059,143
ChampionX Corp.	275,474	5,391,026
Diamond Offshore Drilling, Inc.(x)*	139,495	924,852
DMC Global, Inc.*	24,910	398,062
Dril-Quip, Inc.*	47,077	918,943
Expro Group Holdings NV*	106,687	1,359,192
Helix Energy Solutions Group, Inc.*	191,902	740,742
Helmerich & Payne, Inc.	138,597	5,123,931
Liberty Energy, Inc., Class A*	192,471	2,440,532
Nabors Industries Ltd.*	12,357	1,253,618
National Energy Services Reunited Corp.*	53,289	316,537
Newpark Resources, Inc.*	120,105	302,665
NexTier Oilfield Solutions, Inc.*	236,781	1,752,179
Noble Corp. plc*	98,188	2,904,401
Oceaneering International, Inc.*	133,541	1,062,986
Oil States International, Inc.*	81,404	316,662
Patterson-UTI Energy, Inc.	289,212	3,377,996
ProFrac Holding Corp., Class A(x)*	4,820	73,312
ProPetro Holding Corp.*	117,070	942,414
RPC, Inc.	100,225	694,559
Select Energy Services, Inc., Class A*	96,254	670,890
Solaris Oilfield Infrastructure, Inc., Class A	41,591	389,292
TETRA Technologies, Inc.*	163,202	585,895
Tidewater, Inc.*	51,606	1,119,850
US Silica Holdings, Inc.*	98,607	1,079,747
Valaris Ltd.*	82,131	4,019,491
Weatherford International plc*	95,289	3,076,882

		46,995,148

Oil, Gas & Consumable Fuels (4.1%)
Aemetis, Inc.(x)*	33,588	205,559
Alto Ingredients, Inc.*	95,106	346,186
Amplify Energy Corp.(x)*	45,043	295,932
Arch Resources, Inc.	19,980	2,369,628
Archaea Energy, Inc.*	80,327	1,446,689
Ardmore Shipping Corp.*	49,966	456,190
Battalion Oil Corp.*	3,251	38,687
Berry Corp.	107,507	806,302
Brigham Minerals, Inc., Class A	68,745	1,695,939
California Resources Corp.	100,725	3,870,862
Callon Petroleum Co.*	66,349	2,322,878
Centrus Energy Corp., Class A(x)*	14,560	596,669
Chord Energy Corp.	54,989	7,520,846
Civitas Resources, Inc.	99,421	5,705,771
Clean Energy Fuels Corp.*	230,709	1,231,986
CNX Resources Corp.*	246,187	3,823,284
Comstock Resources, Inc.*	122,778	2,122,832
CONSOL Energy, Inc.	46,274	2,976,344
Crescent Energy Co., Class A(x)	44,245	595,980
CVR Energy, Inc.	39,676	1,149,810

See Notes to Portfolio of Investments.

218

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EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Delek US Holdings, Inc.	95,775	$2,599,333
Denbury, Inc.*	66,468	5,733,530
DHT Holdings, Inc.	190,066	1,436,899
Dorian LPG Ltd.	43,244	586,821
Earthstone Energy, Inc., Class A(x)*	56,404	694,897
Empire Petroleum Corp.(x)*	9,254	121,690
Energy Fuels, Inc.(x)*	210,495	1,288,229
Equitrans Midstream Corp.	544,143	4,070,190
Excelerate Energy, Inc., Class A	25,007	585,164
FLEX LNG Ltd.(x)	38,439	1,217,363
Frontline Ltd.(x)	167,773	1,833,759
Gevo, Inc.(x)*	256,338	584,451
Golar LNG Ltd.*	134,575	3,353,609
Green Plains, Inc.*	53,568	1,557,222
Gulfport Energy Corp.*	14,629	1,291,594
HighPeak Energy, Inc.(x)	9,418	203,994
International Seaways, Inc.(x)	66,427	2,333,581
Kinetik Holdings, Inc.(x)	23,171	754,911
Kosmos Energy Ltd.*	612,965	3,169,029
Laredo Petroleum, Inc.*	23,097	1,451,646
Magnolia Oil & Gas Corp., Class A	224,944	4,456,141
Matador Resources Co.	148,262	7,252,977
Murphy Oil Corp.	198,711	6,988,666
NACCO Industries, Inc., Class A	4,787	225,133
NextDecade Corp.(x)*	39,617	238,494
Nordic American Tankers Ltd.	259,810	693,693
Northern Oil and Gas, Inc.	88,794	2,433,844
Par Pacific Holdings, Inc.*	68,650	1,126,546
PBF Energy, Inc., Class A*	127,482	4,482,267
Peabody Energy Corp.(x)*	158,721	3,939,455
Permian Resources Corp.*	277,371	1,886,123
Ranger Oil Corp.	28,458	895,004
REX American Resources Corp.*	21,360	596,371
Riley Exploration Permian, Inc.(x)	14,071	267,068
Ring Energy, Inc.(x)*	109,479	253,991
SandRidge Energy, Inc.*	27,542	449,210
Scorpio Tankers, Inc.	64,075	2,693,713
SFL Corp. Ltd.	155,750	1,418,882
SilverBow Resources, Inc.(x)*	14,827	398,550
Sitio Royalties Corp.(x)	14,522	321,081
SM Energy Co.	160,185	6,024,558
Talos Energy, Inc.*	90,132	1,500,698
Teekay Corp.*	100,521	360,870
Teekay Tankers Ltd., Class A*	30,818	848,728
Tellurian, Inc.(x)*	687,843	1,643,945
Uranium Energy Corp.(x)*	408,002	1,428,007
Ur-Energy, Inc.(x)*	261,890	285,460
VAALCO Energy, Inc.(x)	83,369	363,489
Vertex Energy, Inc.(x)*	75,847	472,527
W&T Offshore, Inc.*	120,419	705,655
World Fuel Services Corp.	85,991	2,015,629

		131,113,061

Total Energy		178,108,209

Financials (15.7%)
Banks (9.2%)
1st Source Corp.	22,679	1,050,038
ACNB Corp.	11,388	342,096
Allegiance Bancshares, Inc.	25,245	1,050,949
Amalgamated Financial Corp.	15,266	344,248
Amerant Bancorp, Inc.	37,849	940,169
American National Bankshares, Inc.	14,008	447,556
Ameris Bancorp	87,063	3,892,587
Arrow Financial Corp.	29,396	847,198
Associated Banc-Corp.	198,019	3,976,222
Atlantic Union Bankshares Corp.	100,970	3,067,469
Banc of California, Inc.	73,485	1,173,555
BancFirst Corp.	26,504	2,371,313
Bancorp, Inc. (The)*	72,612	1,596,012
Bank First Corp.(x)	8,771	670,806
Bank of Marin Bancorp	21,120	632,544
Bank of NT Butterfield & Son Ltd. (The)	67,356	2,186,376
BankUnited, Inc.	103,435	3,534,374
Bankwell Financial Group, Inc.	7,595	221,090
Banner Corp.	43,894	2,593,258
Bar Harbor Bankshares	22,200	588,744
BayCom Corp.	17,323	304,538
BCB Bancorp, Inc.	19,372	326,031
Berkshire Hills Bancorp, Inc.	60,464	1,650,667
Blue Ridge Bankshares, Inc.	25,107	319,110
Brookline Bancorp, Inc.	100,271	1,168,157
Business First Bancshares, Inc.	28,538	614,423
Byline Bancorp, Inc.	33,153	671,348
Cadence Bank	227,064	5,769,696
Cambridge Bancorp	9,916	790,702
Camden National Corp.	19,759	841,733
Capital Bancorp, Inc.	13,341	308,177
Capital City Bank Group, Inc.	20,320	632,155
Capstar Financial Holdings, Inc.	27,833	515,745
Carter Bankshares, Inc.*	34,878	561,536
Cathay General Bancorp	95,967	3,690,891
CBTX, Inc.	25,770	753,772
Central Pacific Financial Corp.	32,457	671,535
Citizens & Northern Corp.	20,489	495,424
City Holding Co.	17,185	1,524,138
Civista Bancshares, Inc.	19,906	413,249
CNB Financial Corp.	24,181	569,946
Coastal Financial Corp.*	13,987	555,843
Colony Bankcorp, Inc.(x)	22,063	287,481
Columbia Banking System, Inc.	104,180	3,009,760
Community Bank System, Inc.	68,548	4,118,364
Community Trust Bancorp, Inc.	18,571	753,054
ConnectOne Bancorp, Inc.	53,759	1,239,683
CrossFirst Bankshares, Inc.*	63,361	826,861
Customers Bancorp, Inc.*	40,585	1,196,446
CVB Financial Corp.	176,867	4,478,272
Dime Community Bancshares, Inc.	41,156	1,205,048
Eagle Bancorp, Inc.	41,968	1,881,006
Eastern Bankshares, Inc.	206,229	4,050,338
Enterprise Bancorp, Inc.	14,420	431,302
Enterprise Financial Services Corp.	47,637	2,097,933
Equity Bancshares, Inc., Class A	20,710	613,637
Esquire Financial Holdings, Inc.	9,333	350,454
Farmers & Merchants Bancorp, Inc.(x)	16,326	438,680
Farmers National Banc Corp.	44,186	578,395
FB Financial Corp.	48,866	1,867,170
Financial Institutions, Inc.	20,997	505,398
First Bancorp (Nasdaq Stock Exchange)	40,773	1,491,476
First Bancorp (Quotrix Stock Exchange)	245,542	3,359,015
First Bancorp, Inc. (The)	13,769	379,336
First Bancshares, Inc. (The)	26,943	804,787
First Bank	20,896	285,648
First Busey Corp.	70,121	1,541,260
First Business Financial Services, Inc.	10,811	349,303
First Commonwealth Financial Corp.	132,401	1,700,029
First Community Bankshares, Inc.	22,332	715,294
First Financial Bancorp	123,312	2,599,417
First Financial Bankshares, Inc.	172,620	7,220,695
First Financial Corp.	12,619	570,253
First Foundation, Inc.	69,711	1,264,558

See Notes to Portfolio of Investments.

219

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
First Guaranty Bancshares, Inc.(x)	8,210	$179,635
First Internet Bancorp	12,931	437,844
First Interstate BancSystem, Inc., Class A	121,555	4,904,744
First Merchants Corp.	77,174	2,985,090
First Mid Bancshares, Inc.	25,123	803,182
First of Long Island Corp. (The)	30,252	521,544
First Western Financial, Inc.*	10,642	262,325
Five Star Bancorp(x)	16,708	473,839
Flushing Financial Corp.	39,700	768,989
Fulton Financial Corp.	218,710	3,455,618
FVCBankcorp, Inc.*	16,105	308,733
German American Bancorp, Inc.	37,324	1,332,840
Glacier Bancorp, Inc.	147,358	7,239,699
Great Southern Bancorp, Inc.	11,478	655,049
Guaranty Bancshares, Inc.	12,470	431,337
Hancock Whitney Corp.	116,212	5,323,672
Hanmi Financial Corp.	41,036	971,732
HarborOne Bancorp, Inc.	50,914	683,266
HBT Financial, Inc.	15,059	273,321
Heartland Financial USA, Inc.	55,548	2,408,561
Heritage Commerce Corp.	81,967	929,506
Heritage Financial Corp.	47,730	1,263,413
Hilltop Holdings, Inc.	65,308	1,622,904
Home BancShares, Inc.	251,503	5,661,333
HomeStreet, Inc.	22,850	658,308
HomeTrust Bancshares, Inc.	20,053	443,171
Hope Bancorp, Inc.	146,651	1,853,669
Horizon Bancorp, Inc.	57,563	1,033,831
Independent Bank Corp.	27,058	516,808
Independent Bank Corp./MA	59,432	4,429,467
Independent Bank Group, Inc.	47,073	2,889,811
International Bancshares Corp.	70,920	3,014,100
John Marshall Bancorp, Inc.(x)	15,360	377,242
Lakeland Bancorp, Inc.	85,679	1,371,721
Lakeland Financial Corp.	32,569	2,371,349
Live Oak Bancshares, Inc.	44,646	1,366,168
Macatawa Bank Corp.	42,150	390,309
Mercantile Bank Corp.	22,530	669,366
Metrocity Bankshares, Inc.	26,641	523,229
Metropolitan Bank Holding Corp.*	14,093	907,025
Mid Penn Bancorp, Inc.	21,404	614,937
Midland States Bancorp, Inc.	26,428	622,908
MidWestOne Financial Group, Inc.	19,067	520,338
MVB Financial Corp.	14,241	396,327
National Bank Holdings Corp., Class A	38,820	1,435,952
NBT Bancorp, Inc.	50,393	1,912,414
Nicolet Bankshares, Inc.*	17,023	1,199,100
Northeast Bank	9,059	332,194
Northwest Bancshares, Inc.	148,805	2,010,356
OceanFirst Financial Corp.	78,763	1,468,142
OFG Bancorp	62,379	1,567,584
Old National Bancorp	388,249	6,394,461
Old Second Bancorp, Inc.	57,107	745,246
Origin Bancorp, Inc.	30,274	1,164,641
Orrstown Financial Services, Inc.	14,497	346,768
Pacific Premier Bancorp, Inc.	120,156	3,720,030
Park National Corp.	19,369	2,411,053
Parke Bancorp, Inc.	13,624	285,559
Pathward Financial, Inc.	40,502	1,334,946
PCB Bancorp	15,686	283,446
PCSB Financial Corp.(x)	10,839	194,343
Peapack-Gladstone Financial Corp.	24,548	826,040
Peoples Bancorp, Inc.	37,504	1,084,991
Peoples Financial Services Corp.	10,500	491,820
Preferred Bank	13,351	870,886
Premier Financial Corp.	47,991	1,233,369
Primis Financial Corp.	30,488	369,819
Professional Holding Corp., Class A*	17,427	452,056
QCR Holdings, Inc.	22,333	1,137,643
RBB Bancorp	21,736	451,674
Red River Bancshares, Inc.	6,076	300,337
Renasant Corp.	75,052	2,347,627
Republic Bancorp, Inc., Class A	12,492	478,444
Republic First Bancorp, Inc.*	72,334	204,705
S&T Bancorp, Inc.	47,713	1,398,468
Sandy Spring Bancorp, Inc.	60,500	2,133,230
Seacoast Banking Corp. of Florida	72,934	2,204,795
ServisFirst Bancshares, Inc.	66,407	5,312,560
Shore Bancshares, Inc.	23,985	415,420
Sierra Bancorp	18,826	371,813
Silvergate Capital Corp., Class A*	42,257	3,184,065
Simmons First National Corp., Class A	160,847	3,504,856
SmartFinancial, Inc.	21,283	525,903
South Plains Financial, Inc.	14,063	387,576
Southern First Bancshares, Inc.*	11,335	472,216
Southside Bancshares, Inc.	42,175	1,491,308
SouthState Corp.	99,387	7,863,499
Stock Yards Bancorp, Inc.	38,598	2,625,050
Summit Financial Group, Inc.	17,159	462,263
Texas Capital Bancshares, Inc.*	66,566	3,929,391
Third Coast Bancshares, Inc.(x)*	18,188	311,197
Tompkins Financial Corp.	19,066	1,384,573
Towne Bank	87,306	2,342,420
TriCo Bancshares	42,674	1,905,394
Triumph Bancorp, Inc.*	31,556	1,715,069
Trustmark Corp.	78,676	2,409,846
UMB Financial Corp.	58,268	4,911,410
United Bankshares, Inc.	173,078	6,187,538
United Community Banks, Inc.	140,579	4,653,165
Unity Bancorp, Inc.	9,490	238,294
Univest Financial Corp.	35,970	844,576
USCB Financial Holdings, Inc.(x)*	17,023	223,172
Valley National Bancorp	575,464	6,215,011
Veritex Holdings, Inc.	63,262	1,682,137
Washington Federal, Inc.	82,282	2,466,814
Washington Trust Bancorp, Inc.	24,049	1,117,798
WesBanco, Inc.	78,705	2,626,386
West Bancorp, Inc.	24,197	503,540
Westamerica Bancorp	32,054	1,676,104

		292,506,536

Capital Markets (1.4%)
Artisan Partners Asset Management, Inc., Class A	78,119	2,103,745
AssetMark Financial Holdings, Inc.*	29,048	531,288
Associated Capital Group, Inc., Class A	3,173	116,640
B Riley Financial, Inc.	27,208	1,211,300
Bakkt Holdings, Inc.(x)*	85,349	194,596
BGC Partners, Inc., Class A	424,107	1,331,696
Blucora, Inc.*	65,196	1,260,891
Brightsphere Investment Group, Inc.	42,973	640,727
Cohen & Steers, Inc.	32,980	2,065,537
Cowen, Inc., Class A	35,372	1,366,774
Diamond Hill Investment Group, Inc.	4,054	668,910
Donnelley Financial Solutions, Inc.*	33,566	1,240,935
Federated Hermes, Inc., Class B	113,704	3,765,877
Focus Financial Partners, Inc., Class A*	78,455	2,472,117
GAMCO Investors, Inc., Class A	6,815	116,196
GCM Grosvenor, Inc., Class A(x)	59,581	470,094
Hamilton Lane, Inc., Class A	47,594	2,837,078

See Notes to Portfolio of Investments.

220

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Houlihan Lokey, Inc.	66,340	$5,000,709
Manning & Napier, Inc.	19,389	237,903
MarketWise, Inc.*	22,063	50,304
Moelis & Co., Class A	83,572	2,825,569
Open Lending Corp., Class A*	139,808	1,124,056
Oppenheimer Holdings, Inc., Class A	12,283	380,527
Perella Weinberg Partners(x)	62,796	397,499
Piper Sandler Cos.	22,205	2,325,752
PJT Partners, Inc., Class A	31,048	2,074,627
Pzena Investment Management, Inc., Class A	26,052	246,973
Sculptor Capital Management, Inc.	37,883	334,886
Silvercrest Asset Management Group, Inc., Class A	13,367	218,550
StepStone Group, Inc., Class A	71,060	1,741,681
StoneX Group, Inc.*	22,228	1,843,590
Value Line, Inc.	1,697	74,498
Victory Capital Holdings, Inc., Class A	22,240	518,414
Virtus Investment Partners, Inc.	9,000	1,435,680
WisdomTree Investments, Inc.	180,501	844,745

		44,070,364

Consumer Finance (0.6%)
Atlanticus Holdings Corp.(x)*	6,639	174,141
Bread Financial Holdings, Inc.	33,767	1,061,972
Consumer Portfolio Services, Inc.(x)*	11,897	86,491
Curo Group Holdings Corp.	28,331	113,607
Encore Capital Group, Inc.*	30,475	1,386,003
Enova International, Inc.*	40,430	1,183,386
EZCORP, Inc., Class A*	70,823	546,045
FirstCash Holdings, Inc.	50,799	3,726,107
Green Dot Corp., Class A*	63,387	1,203,085
LendingClub Corp.*	137,467	1,519,010
LendingTree, Inc.*	14,227	339,456
Moneylion, Inc.(x)*	195,421	174,433
Navient Corp.	148,115	2,175,809
Nelnet, Inc., Class A	19,061	1,509,441
NerdWallet, Inc., Class A(x)*	32,110	284,816
Oportun Financial Corp.*	37,574	164,199
OppFi, Inc.(x)*	17,445	40,124
PRA Group, Inc.*	50,023	1,643,756
PROG Holdings, Inc.*	65,617	982,943
Regional Management Corp.	10,278	288,195
Sunlight Financial Holdings, Inc.(x)*	42,226	52,360
World Acceptance Corp.(x)*	4,895	473,934

		19,129,313

Diversified Financial Services (0.2%)
Alerus Financial Corp.	21,004	464,188
A-Mark Precious Metals, Inc.	23,846	676,988
Banco Latinoamericano de Comercio Exterior SA, Class E	37,965	495,823
Cannae Holdings, Inc.*	94,103	1,944,168
Compass Diversified Holdings	81,671	1,474,978
Jackson Financial, Inc., Class A	101,822	2,825,561
SWK Holdings Corp.(x)*	4,613	78,421

		7,960,127

Insurance (1.9%)
Ambac Financial Group, Inc.*	61,005	777,814
American Equity Investment Life Holding Co.	97,140	3,622,351
AMERISAFE, Inc.	25,936	1,211,989
Argo Group International Holdings Ltd.	42,697	822,344
Bright Health Group, Inc.(x)*	253,992	266,692
BRP Group, Inc., Class A*	78,831	2,077,197
CNO Financial Group, Inc.	149,900	2,693,703
Crawford & Co., Class A	21,826	125,281
Donegal Group, Inc., Class A	21,080	284,369
eHealth, Inc.*	33,108	129,452
Employers Holdings, Inc.	32,527	1,121,856
Enstar Group Ltd.*	15,592	2,644,247
Genworth Financial, Inc., Class A*	649,239	2,272,337
Goosehead Insurance, Inc., Class A*	25,680	915,235
Greenlight Capital Re Ltd., Class A*	35,234	262,141
HCI Group, Inc.(x)	9,947	389,922
Hippo Holdings, Inc.(x)*	16,590	306,919
Horace Mann Educators Corp.	52,198	1,842,067
Investors Title Co.	1,741	245,481
James River Group Holdings Ltd.	48,091	1,096,956
Kinsale Capital Group, Inc.	28,730	7,338,217
Lemonade, Inc.(x)*	55,092	1,166,849
MBIA, Inc.*	64,280	591,376
Mercury General Corp.	36,075	1,025,252
National Western Life Group, Inc., Class A	3,346	571,497
NI Holdings, Inc.*	11,494	153,560
Oscar Health, Inc., Class A*	163,839	817,557
Palomar Holdings, Inc.*	32,682	2,736,137
ProAssurance Corp.	71,907	1,402,906
RLI Corp.	52,643	5,389,590
Root, Inc., Class A(x)*	9,749	76,820
Safety Insurance Group, Inc.	17,220	1,404,463
Selective Insurance Group, Inc.	80,459	6,549,363
Selectquote, Inc.*	181,470	132,473
SiriusPoint Ltd.*	117,478	581,516
Stewart Information Services Corp.	33,744	1,472,588
Tiptree, Inc.	32,864	353,617
Trean Insurance Group, Inc.*	25,536	86,822
Trupanion, Inc.(x)*	52,573	3,124,413
United Fire Group, Inc.	28,784	826,964
Universal Insurance Holdings, Inc.	36,346	358,008

		59,268,341

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT)	21,315	326,119
Angel Oak Mortgage, Inc. (REIT)(x)	16,079	192,626
Apollo Commercial Real Estate Finance, Inc. (REIT)	192,555	1,598,206
Arbor Realty Trust, Inc. (REIT)	209,445	2,408,617
Ares Commercial Real Estate Corp. (REIT)	60,304	630,177
ARMOUR Residential REIT, Inc. (REIT)(x)	138,465	674,325
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	224,534	5,240,624
BrightSpire Capital, Inc. (REIT)	128,401	810,210
Broadmark Realty Capital, Inc. (REIT)(x)	173,100	884,541
Chicago Atlantic Real Estate Finance, Inc. (REIT)	7,968	114,819
Chimera Investment Corp. (REIT)(x)	306,349	1,599,142
Claros Mortgage Trust, Inc. (REIT)(x)	124,012	1,455,901
Dynex Capital, Inc. (REIT)	48,999	570,838
Ellington Financial, Inc. (REIT)(x)	76,634	871,329
Franklin BSP Realty Trust, Inc. (REIT)(x)	113,494	1,222,330
Granite Point Mortgage Trust, Inc. (REIT)	71,072	457,704
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	114,893	3,438,747
Invesco Mortgage Capital, Inc. (REIT)(x)	41,761	463,547

See Notes to Portfolio of Investments.

221

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
KKR Real Estate Finance Trust, Inc. (REIT)(x)	69,751	$1,133,454
Ladder Capital Corp. (REIT)	152,370	1,365,235
MFA Financial, Inc. (REIT)	139,151	1,082,595
New York Mortgage Trust, Inc. (REIT)(x)	524,156	1,226,525
Nexpoint Real Estate Finance, Inc. (REIT)	10,569	158,324
Orchid Island Capital, Inc. (REIT)(x)	47,209	387,114
PennyMac Mortgage Investment Trust (REIT)‡	130,339	1,535,393
Ready Capital Corp. (REIT)	101,706	1,031,299
Redwood Trust, Inc. (REIT)(x)	162,061	930,230
TPG RE Finance Trust, Inc. (REIT)	95,440	668,080
Two Harbors Investment Corp. (REIT)	474,583	1,575,616

		34,053,667

Thrifts & Mortgage Finance (1.3%)
Axos Financial, Inc.*	76,832	2,629,959
Blue Foundry Bancorp(x)*	37,576	418,972
Bridgewater Bancshares, Inc.*	30,800	507,276
Capitol Federal Financial, Inc.	172,510	1,431,833
Columbia Financial, Inc.*	46,883	990,638
Enact Holdings, Inc.(x)	35,995	798,009
Essent Group Ltd.	139,255	4,855,822
Federal Agricultural Mortgage Corp., Class C	11,305	1,120,778
Finance of America Cos., Inc., Class A(x)*	59,046	87,388
Flagstar Bancorp, Inc.	70,679	2,360,679
Greene County Bancorp, Inc.(x)	4,564	261,380
Hingham Institution For Savings (The)	2,059	517,036
Home Bancorp, Inc.	10,031	391,109
Home Point Capital, Inc.(x)	11,260	17,340
Kearny Financial Corp.	87,471	928,942
Luther Burbank Corp.	20,719	240,755
Merchants Bancorp	22,431	517,483
Mr Cooper Group, Inc.*	93,613	3,791,327
NMI Holdings, Inc., Class A*	109,958	2,239,844
Northfield Bancorp, Inc.	56,677	811,048
PennyMac Financial Services, Inc.‡	37,524	1,609,780
Pioneer Bancorp, Inc.(x)*	18,430	175,454
Provident Bancorp, Inc.	20,588	294,614
Provident Financial Services, Inc.	102,438	1,997,541
Radian Group, Inc.	215,764	4,162,088
Southern Missouri Bancorp, Inc.	10,808	551,532
Sterling Bancorp, Inc.*	23,512	141,777
TrustCo Bank Corp.	26,075	819,277
Velocity Financial, Inc.*	12,412	134,546
Walker & Dunlop, Inc.	40,413	3,383,780
Waterstone Financial, Inc.	28,670	463,307
WSFS Financial Corp.	82,538	3,834,715

		42,486,029

Total Financials		499,474,377

Health Care (17.3%)
Biotechnology (7.7%)
2seventy bio, Inc.*	52,438	762,973
4D Molecular Therapeutics, Inc.(x)*	37,442	301,034
Aadi Bioscience, Inc.*	17,549	247,967
ACADIA Pharmaceuticals, Inc.*	163,198	2,669,919
Adicet Bio, Inc.*	42,517	604,592
ADMA Biologics, Inc.(x)*	258,812	628,913
Aerovate Therapeutics, Inc.(x)*	11,795	195,561
Affimed NV*	191,691	394,883
Agenus, Inc.*	374,378	767,475
Agios Pharmaceuticals, Inc.*	72,845	2,060,057
Akero Therapeutics, Inc.(x)*	39,937	1,359,855
Albireo Pharma, Inc.(x)*	22,620	437,923
Alector, Inc.*	83,828	793,013
Alkermes plc*	219,795	4,908,022
Allogene Therapeutics, Inc.(x)*	108,588	1,172,750
Allovir, Inc.(x)*	37,671	297,224
Alpine Immune Sciences, Inc.(x)*	23,561	169,639
ALX Oncology Holdings, Inc.(x)*	30,637	293,196
Amicus Therapeutics, Inc.*	371,749	3,881,060
AnaptysBio, Inc.(x)*	27,315	696,806
Anavex Life Sciences Corp.(x)*	89,859	927,345
Anika Therapeutics, Inc.*	19,348	460,482
Apellis Pharmaceuticals, Inc.*	122,566	8,371,258
Arbutus Biopharma Corp.(x)*	145,568	278,035
Arcellx, Inc.(x)*	32,806	615,769
Arcturus Therapeutics Holdings, Inc.(x)*	31,154	461,702
Arcus Biosciences, Inc.*	69,232	1,811,109
Arcutis Biotherapeutics, Inc.*	47,852	914,452
Arrowhead Pharmaceuticals, Inc.*	138,752	4,585,754
Atara Biotherapeutics, Inc.*	123,729	467,696
Aura Biosciences, Inc.(x)*	26,687	483,568
Aurinia Pharmaceuticals, Inc.(x)*	180,825	1,359,804
Avid Bioservices, Inc.(x)*	81,238	1,553,271
Avidity Biosciences, Inc.*	66,040	1,078,433
Beam Therapeutics, Inc.(x)*	85,673	4,081,462
BioCryst Pharmaceuticals, Inc.*	250,030	3,150,378
Biohaven Pharmaceutical Holding Co. Ltd.*	83,974	12,694,350
Bioxcel Therapeutics, Inc.(x)*	25,779	304,708
Bluebird Bio, Inc.(x)*	90,551	573,188
Blueprint Medicines Corp.*	80,548	5,307,308
Bridgebio Pharma, Inc.*	142,245	1,413,915
C4 Therapeutics, Inc.(x)*	58,437	512,492
CareDx, Inc.*	68,087	1,158,841
Caribou Biosciences, Inc.(x)*	77,332	815,853
Catalyst Pharmaceuticals, Inc.*	130,638	1,676,086
Celldex Therapeutics, Inc.*	61,646	1,732,869
Celularity, Inc., Class A(x)*	20,196	46,653
Century Therapeutics, Inc.(x)*	29,787	294,593
Cerevel Therapeutics Holdings, Inc.*	73,254	2,070,158
ChemoCentryx, Inc.*	85,191	4,400,967
Chimerix, Inc.*	123,706	238,753
Chinook Therapeutics, Inc.*	58,879	1,157,561
Cogent Biosciences, Inc.(x)*	77,935	1,162,790
Coherus Biosciences, Inc.*	99,285	954,129
Crinetics Pharmaceuticals, Inc.*	69,667	1,368,260
CTI BioPharma Corp.(x)*	127,531	742,230
Cullinan Oncology, Inc.*	40,195	515,300
Cytokinetics, Inc.*	110,675	5,362,204
Day One Biopharmaceuticals, Inc.(x)*	34,107	683,163
Deciphera Pharmaceuticals, Inc.*	60,725	1,123,412
Denali Therapeutics, Inc.*	132,814	4,076,062
Design Therapeutics, Inc.*	45,452	759,957
Dynavax Technologies Corp.(x)*	158,016	1,649,687
Dyne Therapeutics, Inc.*	43,465	552,006
Eagle Pharmaceuticals, Inc.*	15,331	405,045
Editas Medicine, Inc.*	92,151	1,127,928
Eiger BioPharmaceuticals, Inc.*	56,473	425,242
Emergent BioSolutions, Inc.*	67,880	1,424,801
Enanta Pharmaceuticals, Inc.*	27,091	1,405,210
Enochian Biosciences, Inc.*	25,611	46,356
EQRx, Inc.(x)*	242,923	1,202,469
Erasca, Inc.(x)*	84,996	662,969
Fate Therapeutics, Inc.*	112,050	2,511,040
FibroGen, Inc.*	119,422	1,553,680

See Notes to Portfolio of Investments.

222

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Foghorn Therapeutics, Inc.(x)*	28,310	$242,900
Forma Therapeutics Holdings, Inc.*	46,508	927,835
Gelesis Holdings, Inc.(x)*	12,779	13,801
Generation Bio Co.*	66,114	351,065
Geron Corp.(x)*	484,290	1,133,239
Global Blood Therapeutics, Inc.*	84,010	5,721,081
Gossamer Bio, Inc.(x)*	83,357	998,617
GreenLight Biosciences Holdings PBC(x)*	96,329	223,483
Halozyme Therapeutics, Inc.*	178,913	7,074,220
Heron Therapeutics, Inc.(x)*	140,231	591,775
HilleVax, Inc.(x)*	15,973	272,979
Humacyte, Inc.(x)*	40,819	133,070
Icosavax, Inc.(x)*	32,152	101,600
Ideaya Biosciences, Inc.*	47,939	715,250
IGM Biosciences, Inc.(x)*	14,714	334,596
Imago Biosciences, Inc.(x)*	38,416	578,161
ImmunityBio, Inc.(x)*	110,343	548,405
ImmunoGen, Inc.*	285,806	1,366,153
Immunovant, Inc.*	53,745	299,897
Inhibrx, Inc.*	41,113	737,978
Inovio Pharmaceuticals, Inc.(x)*	302,929	522,553
Insmed, Inc.*	161,061	3,469,254
Instil Bio, Inc.(x)*	103,752	502,160
Intellia Therapeutics, Inc.*	101,650	5,688,334
Intercept Pharmaceuticals, Inc.(x)*	33,479	467,032
Invivyd, Inc.(x)*	78,289	245,045
Iovance Biotherapeutics, Inc.*	203,248	1,947,116
Ironwood Pharmaceuticals, Inc.*	184,246	1,908,789
iTeos Therapeutics, Inc.*	33,408	636,422
IVERIC bio, Inc.*	159,898	2,868,570
Janux Therapeutics, Inc.*	23,604	319,598
Jounce Therapeutics, Inc.*	47,712	111,646
KalVista Pharmaceuticals, Inc.*	35,092	509,185
Karuna Therapeutics, Inc.*	39,554	8,896,881
Karyopharm Therapeutics, Inc.*	107,514	587,026
Keros Therapeutics, Inc.*	22,648	852,018
Kezar Life Sciences, Inc.*	70,444	606,523
Kiniksa Pharmaceuticals Ltd., Class A*	41,394	531,499
Kinnate Biopharma, Inc.(x)*	39,389	470,699
Kodiak Sciences, Inc.*	45,217	349,980
Kronos Bio, Inc.*	52,041	174,337
Krystal Biotech, Inc.*	28,235	1,967,979
Kura Oncology, Inc.*	85,750	1,171,345
Kymera Therapeutics, Inc.*	50,969	1,109,595
Lexicon Pharmaceuticals, Inc.*	98,251	235,802
Ligand Pharmaceuticals, Inc.*	20,718	1,784,027
Lyell Immunopharma, Inc.(x)*	233,232	1,709,591
MacroGenics, Inc.*	80,494	278,509
Madrigal Pharmaceuticals, Inc.*	17,161	1,115,293
MannKind Corp.(x)*	335,684	1,037,264
MeiraGTx Holdings plc*	44,150	371,302
Mersana Therapeutics, Inc.*	118,128	798,545
MiMedx Group, Inc.(x)*	145,090	416,408
Mirum Pharmaceuticals, Inc.*	22,630	475,456
Monte Rosa Therapeutics, Inc.(x)*	38,417	313,867
Morphic Holding, Inc.*	33,452	946,692
Myriad Genetics, Inc.*	107,200	2,045,376
Nkarta, Inc.(x)*	41,956	552,141
Nurix Therapeutics, Inc.*	61,314	798,921
Nuvalent, Inc., Class A(x)*	24,367	473,694
Ocugen, Inc.(x)*	288,526	513,576
Organogenesis Holdings, Inc.*	92,358	299,240
Outlook Therapeutics, Inc.(x)*	181,391	221,297
Pardes Biosciences, Inc.*	33,053	61,148
PepGen, Inc.*	12,443	112,982
PMV Pharmaceuticals, Inc.(x)*	48,873	581,589
Point Biopharma Global, Inc.(x)*	100,755	778,836
Praxis Precision Medicines, Inc.*	45,485	103,251
Precigen, Inc.(x)*	137,273	291,019
Prometheus Biosciences, Inc.*	40,179	2,370,963
Protagonist Therapeutics, Inc.*	59,834	504,401
Prothena Corp. plc*	48,899	2,964,746
PTC Therapeutics, Inc.*	94,696	4,753,739
Rallybio Corp.(x)*	24,064	348,206
RAPT Therapeutics, Inc.*	34,468	829,300
Recursion Pharmaceuticals, Inc., Class A(x)*	182,297	1,939,640
REGENXBIO, Inc.*	55,212	1,459,253
Relay Therapeutics, Inc.*	102,305	2,288,563
Replimune Group, Inc.*	41,812	722,093
REVOLUTION Medicines, Inc.*	89,505	1,765,039
Rigel Pharmaceuticals, Inc.*	237,341	280,062
Rocket Pharmaceuticals, Inc.*	57,493	917,588
Sage Therapeutics, Inc.*	70,219	2,749,776
Sana Biotechnology, Inc.(x)*	123,824	742,944
Sangamo Therapeutics, Inc.*	167,455	820,529
Seres Therapeutics, Inc.*	93,305	599,018
Sorrento Therapeutics, Inc.(x)*	516,880	811,502
SpringWorks Therapeutics, Inc.*	47,961	1,368,327
Stoke Therapeutics, Inc.*	30,255	388,474
Sutro Biopharma, Inc.*	58,128	322,610
Syndax Pharmaceuticals, Inc.*	68,691	1,650,645
Talaris Therapeutics, Inc.*	28,574	75,150
Tango Therapeutics, Inc.(x)*	68,257	247,090
Tenaya Therapeutics, Inc.*	38,019	110,255
TG Therapeutics, Inc.*	184,459	1,091,997
Travere Therapeutics, Inc.*	82,093	2,022,772
Twist Bioscience Corp.*	75,664	2,666,399
Tyra Biosciences, Inc.(x)*	16,300	143,277
Vanda Pharmaceuticals, Inc.*	72,367	714,986
Vaxart, Inc.(x)*	162,755	354,806
Vaxcyte, Inc.*	71,056	1,705,344
VBI Vaccines, Inc.(x)*	269,493	190,208
Vera Therapeutics, Inc.(x)*	18,196	387,757
Veracyte, Inc.*	96,591	1,603,411
Vericel Corp.*	64,117	1,487,514
Verve Therapeutics, Inc.(x)*	57,628	1,979,522
Vir Biotechnology, Inc.*	97,750	1,884,620
Viridian Therapeutics, Inc.(x)*	32,227	660,976
VistaGen Therapeutics, Inc.(x)*	276,890	42,115
Xencor, Inc.*	77,383	2,010,410
Y-mAbs Therapeutics, Inc.*	50,074	722,067
Zentalis Pharmaceuticals, Inc.*	58,429	1,265,572

		243,914,798

Health Care Equipment & Supplies (3.8%)
Alphatec Holdings, Inc.*	94,030	821,822
AngioDynamics, Inc.*	49,205	1,006,734
Artivion, Inc.*	54,229	750,529
AtriCure, Inc.*	61,454	2,402,851
Atrion Corp.	1,869	1,055,985
Avanos Medical, Inc.*	56,455	1,229,590
Axogen, Inc.*	51,831	617,826
Axonics, Inc.*	63,306	4,459,275
BioLife Solutions, Inc.*	46,456	1,056,874
Bioventus, Inc., Class A(x)*	45,804	320,628
Butterfly Network, Inc.(x)*	184,482	867,065
Cardiovascular Systems, Inc.*	52,112	722,272
Cerus Corp.*	236,371	850,936
CONMED Corp.	38,032	3,049,026
CryoPort, Inc.*	59,954	1,460,480
Cue Health, Inc.(x)*	152,826	460,006
Cutera, Inc.(x)*	23,579	1,075,202

See Notes to Portfolio of Investments.

223

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Embecta Corp.	77,320	$2,226,043
Figs, Inc., Class A(x)*	171,924	1,418,373
Glaukos Corp.*	62,096	3,305,991
Haemonetics Corp.*	67,196	4,974,520
Heska Corp.*	13,141	958,242
Inari Medical, Inc.*	65,038	4,724,360
Inogen, Inc.*	32,535	789,950
Inspire Medical Systems, Inc.*	36,668	6,503,803
Integer Holdings Corp.*	41,298	2,569,975
iRadimed Corp.	9,057	272,253
iRhythm Technologies, Inc.*	39,603	4,961,464
Lantheus Holdings, Inc.*	90,647	6,375,204
LeMaitre Vascular, Inc.	26,068	1,321,126
LivaNova plc*	72,373	3,674,377
Meridian Bioscience, Inc.*	57,951	1,827,195
Merit Medical Systems, Inc.*	75,351	4,258,085
Mesa Laboratories, Inc.	6,669	939,195
Nano-X Imaging Ltd.(x)*	58,796	674,390
Neogen Corp.*	145,925	2,038,572
Nevro Corp.*	47,316	2,204,926
NuVasive, Inc.*	67,931	2,976,057
Omnicell, Inc.*	57,999	5,047,653
OraSure Technologies, Inc.*	91,654	347,369
Orthofix Medical, Inc.*	25,383	485,069
OrthoPediatrics Corp.*	19,494	899,453
Outset Medical, Inc.*	66,459	1,058,692
Owlet, Inc.(x)*	21,348	22,842
Paragon 28, Inc.(x)*	62,155	1,107,602
PROCEPT BioRobotics Corp.(x)*	34,829	1,444,010
Pulmonx Corp.(x)*	44,791	746,218
RxSight, Inc.(x)*	27,756	333,072
SeaSpine Holdings Corp.*	52,788	299,836
Senseonics Holdings, Inc.(x)*	633,173	835,788
Shockwave Medical, Inc.*	47,271	13,144,647
SI-BONE, Inc.*	43,859	765,778
Sight Sciences, Inc.(x)*	29,698	188,582
Silk Road Medical, Inc.(x)*	47,417	2,133,765
STAAR Surgical Co.*	64,645	4,560,705
Surmodics, Inc.*	17,986	546,774
Tactile Systems Technology, Inc.*	25,497	198,622
Tenon Medical, Inc.*	4,182	5,478
TransMedics Group, Inc.*	39,070	1,630,782
Treace Medical Concepts, Inc.*	44,956	992,179
UFP Technologies, Inc.*	9,282	796,767
Utah Medical Products, Inc.	4,592	391,744
Varex Imaging Corp.*	53,412	1,129,130
Vicarious Surgical, Inc.(x)*	65,669	219,991
ViewRay, Inc.*	197,185	717,753
Zimvie, Inc.*	29,357	289,754
Zynex, Inc.(x)	34,342	311,482

		121,852,739

Health Care Providers & Services (2.9%)
1Life Healthcare, Inc.*	243,088	4,168,959
23andMe Holding Co.(x)*	306,016	875,206
Accolade, Inc.*	78,718	898,960
AdaptHealth Corp.*	93,832	1,762,165
Addus HomeCare Corp.*	20,608	1,962,706
Agiliti, Inc.(x)*	36,994	529,384
AirSculpt Technologies, Inc.(x)	18,447	118,614
Alignment Healthcare, Inc.*	113,710	1,346,326
AMN Healthcare Services, Inc.*	57,238	6,064,939
Apollo Medical Holdings, Inc.(x)*	52,476	2,046,564
ATI Physical Therapy, Inc.(x)*	83,784	83,784
Aveanna Healthcare Holdings, Inc.*	55,852	83,778
Brookdale Senior Living, Inc.*	248,623	1,061,620
Cano Health, Inc.*	218,235	1,892,097
CareMax, Inc.(x)*	84,254	597,361
Castle Biosciences, Inc.*	32,055	835,994
Clover Health Investments Corp.(x)*	517,150	879,155
Community Health Systems, Inc.*	165,406	355,623
CorVel Corp.*	11,463	1,586,823
Covetrus, Inc.*	142,679	2,979,138
Cross Country Healthcare, Inc.*	49,341	1,399,804
DocGo, Inc.(x)*	108,546	1,076,776
Ensign Group, Inc. (The)	71,023	5,646,329
Fulgent Genetics, Inc.(x)*	29,058	1,107,691
Hanger, Inc.*	50,292	941,466
HealthEquity, Inc.*	110,115	7,396,425
Hims & Hers Health, Inc.*	164,942	920,376
Innovage Holding Corp.(x)*	26,530	155,996
Invitae Corp.(x)*	310,300	763,338
Joint Corp. (The)*	17,642	277,156
LHC Group, Inc.*	39,461	6,458,187
LifeStance Health Group, Inc.(x)*	95,588	632,793
ModivCare, Inc.*	17,380	1,732,438
National HealthCare Corp.	16,706	1,058,158
National Research Corp.	18,746	746,091
Oncology Institute, Inc. (The)(x)*	22,642	104,832
OPKO Health, Inc.(x)*	537,528	1,015,928
Option Care Health, Inc.*	208,501	6,561,527
Owens & Minor, Inc.	96,067	2,315,215
P3 Health Partners, Inc.(x)*	36,194	167,216
Patterson Cos., Inc.	112,562	2,703,739
Pediatrix Medical Group, Inc.*	108,125	1,785,144
Pennant Group, Inc. (The)*	34,087	354,846
PetIQ, Inc.*	35,786	246,923
Privia Health Group, Inc.*	58,451	1,990,841
Progyny, Inc.*	98,581	3,653,412
R1 RCM, Inc.*	199,780	3,701,923
RadNet, Inc.*	65,986	1,342,815
Select Medical Holdings Corp.	137,086	3,029,601
Sema4 Holdings Corp.(x)*	199,544	175,100
Surgery Partners, Inc.*	53,489	1,251,643
US Physical Therapy, Inc.	17,431	1,325,105

		92,168,030

Health Care Technology (0.6%)
Allscripts Healthcare Solutions, Inc.(x)*	143,473	2,185,094
American Well Corp., Class A*	309,218	1,110,093
Babylon Holdings Ltd., Class A(x)*	128,519	60,700
Computer Programs and Systems, Inc.*	18,748	522,694
Convey Health Solutions Holdings, Inc.(x)*	24,129	253,596
Evolent Health, Inc., Class A*	110,510	3,970,624
Health Catalyst, Inc.*	72,879	706,926
HealthStream, Inc.*	34,786	739,551
Multiplan Corp.(x)*	509,391	1,456,858
NextGen Healthcare, Inc.*	74,380	1,316,526
Nutex Health, Inc.(x)*	50,746	76,119
OptimizeRx Corp.*	22,839	338,474
Phreesia, Inc.*	66,317	1,689,757
Schrodinger, Inc.*	72,750	1,817,295
Sharecare, Inc.(x)*	319,877	607,766
Simulations Plus, Inc.	21,082	1,023,320

		17,875,393

Life Sciences Tools & Services (0.7%)
AbCellera Biologics, Inc.(x)*	279,159	2,760,883
Absci Corp.(x)*	73,933	231,410
Adaptive Biotechnologies Corp.*	150,286	1,070,036
Akoya Biosciences, Inc.(x)*	21,257	249,770
Alpha Teknova, Inc.*	8,508	28,417
Berkeley Lights, Inc.*	75,919	217,128
Bionano Genomics, Inc.(x)*	408,283	747,158

See Notes to Portfolio of Investments.

224

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Codexis, Inc.(x)*	80,701	$489,048
Cytek Biosciences, Inc.(x)*	153,921	2,265,717
Inotiv, Inc.(x)*	23,174	390,482
MaxCyte, Inc.*	128,652	836,238
Medpace Holdings, Inc.*	33,500	5,265,195
NanoString Technologies, Inc.*	64,487	823,499
Nautilus Biotechnology, Inc.(x)*	56,589	119,969
NeoGenomics, Inc.*	170,406	1,467,196
Pacific Biosciences of California, Inc.(x)*	306,243	1,777,741
Quanterix Corp.*	45,758	504,253
Quantum-Si, Inc.(x)*	114,173	313,976
Science 37 Holdings, Inc.(x)*	77,735	125,153
Seer, Inc.*	69,539	538,232
Singular Genomics Systems, Inc.(x)*	76,759	191,897
SomaLogic, Inc.*	201,729	585,014

		20,998,412

Pharmaceuticals (1.6%)
Aclaris Therapeutics, Inc.*	80,812	1,271,981
Aerie Pharmaceuticals, Inc.*	63,681	963,494
Amneal Pharmaceuticals, Inc.*	147,014	296,968
Amphastar Pharmaceuticals, Inc.*	51,624	1,450,634
Amylyx Pharmaceuticals, Inc.*	42,025	1,183,004
AN2 Therapeutics, Inc.(x)*	6,010	104,454
ANI Pharmaceuticals, Inc.*	16,991	546,091
Arvinas, Inc.*	65,570	2,917,209
Atea Pharmaceuticals, Inc.*	108,547	617,632
Athira Pharma, Inc.(x)*	46,677	138,631
Axsome Therapeutics, Inc.(x)*	38,711	1,727,285
Cara Therapeutics, Inc.*	60,255	563,987
Cassava Sciences, Inc.(x)*	50,988	2,132,318
CinCor Pharma, Inc.*	22,145	726,799
Collegium Pharmaceutical, Inc.*	45,903	735,366
Corcept Therapeutics, Inc.*	114,942	2,947,113
DICE Therapeutics, Inc.(x)*	39,965	810,490
Edgewise Therapeutics, Inc.(x)*	39,896	392,577
Esperion Therapeutics, Inc.(x)*	86,474	579,376
Evolus, Inc.*	46,685	375,814
EyePoint Pharmaceuticals, Inc.(x)*	38,512	304,630
Fulcrum Therapeutics, Inc.(x)*	47,245	382,212
Harmony Biosciences Holdings, Inc.*	35,345	1,565,430
Innoviva, Inc.*	85,433	991,877
Intra-Cellular Therapies, Inc.*	121,496	5,653,209
Liquidia Corp.(x)*	58,586	318,708
Nektar Therapeutics*	247,470	791,904
NGM Biopharmaceuticals, Inc.*	52,865	691,474
Nuvation Bio, Inc.(x)*	158,817	355,750
Ocular Therapeutix, Inc.*	101,935	423,030
Pacira BioSciences, Inc.*	60,562	3,221,293
Phathom Pharmaceuticals, Inc.(x)*	29,312	324,777
Phibro Animal Health Corp., Class A	27,692	368,027
Prestige Consumer Healthcare, Inc.*	63,777	3,178,008
Provention Bio, Inc.(x)*	73,306	329,877
Reata Pharmaceuticals, Inc., Class A(x)*	38,270	961,725
Relmada Therapeutics, Inc.*	36,919	1,366,741
Revance Therapeutics, Inc.*	92,975	2,510,325
SIGA Technologies, Inc.(x)	63,495	653,998
Supernus Pharmaceuticals, Inc.*	66,242	2,242,292
Tarsus Pharmaceuticals, Inc.(x)*	22,902	392,082
Theravance Biopharma, Inc.*	86,791	880,061
Theseus Pharmaceuticals, Inc.(x)*	24,561	142,454
Tricida, Inc.(x)*	47,170	494,342
Ventyx Biosciences, Inc.(x)*	28,241	985,893
Xeris Biopharma Holdings, Inc.(x)*	164,558	256,710

		50,268,052

Total Health Care		547,077,424

Industrials (13.5%)
Aerospace & Defense (0.8%)
AAR Corp.*	45,588	1,632,962
Aerojet Rocketdyne Holdings, Inc.*	107,005	4,279,130
AeroVironment, Inc.*	31,319	2,610,752
AerSale Corp.(x)*	21,081	390,842
Archer Aviation, Inc., Class A(x)*	158,488	413,654
Astra Space, Inc.(x)*	183,542	112,144
Astronics Corp.*	33,173	260,740
Cadre Holdings, Inc.(x)	23,467	564,616
Ducommun, Inc.*	14,893	590,656
Kaman Corp.	37,292	1,041,566
Kratos Defense & Security Solutions, Inc.*	169,019	1,717,233
Maxar Technologies, Inc.	99,064	1,854,478
Momentus, Inc.(x)*	64,911	88,928
Moog, Inc., Class A	38,496	2,708,194
National Presto Industries, Inc.	7,354	478,378
Park Aerospace Corp.	26,194	289,182
Parsons Corp.*	45,922	1,800,142
Redwire Corp.(x)*	39,931	95,036
Rocket Lab USA, Inc.*	289,678	1,178,989
Terran Orbital Corp.(x)*	27,570	48,799
Triumph Group, Inc.*	86,165	740,157
V2X, Inc.*	15,226	539,000
Virgin Galactic Holdings, Inc.(x)*	307,703	1,449,281

		24,884,859

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	77,242	1,860,760
Atlas Air Worldwide Holdings, Inc.(x)*	36,762	3,513,344
Forward Air Corp.	35,266	3,183,109
Hub Group, Inc., Class A*	44,048	3,038,431
Radiant Logistics, Inc.*	49,616	282,315

		11,877,959

Airlines (0.3%)
Allegiant Travel Co.*	20,148	1,470,401
Blade Air Mobility, Inc.(x)*	69,831	281,419
Frontier Group Holdings, Inc.(x)*	52,797	512,131
Hawaiian Holdings, Inc.*	67,244	884,259
Joby Aviation, Inc.(x)*	338,577	1,466,038
SkyWest, Inc.*	66,777	1,085,794
Spirit Airlines, Inc.	146,983	2,766,220
Sun Country Airlines Holdings, Inc.*	43,184	587,734
Wheels Up Experience, Inc.*	223,344	256,846

		9,310,842

Building Products (1.2%)
AAON, Inc.	59,128	3,185,817
American Woodmark Corp.*	22,015	965,578
Apogee Enterprises, Inc.	29,955	1,144,880
Caesarstone Ltd.(x)	30,869	287,390
CSW Industrials, Inc.	19,358	2,319,088
Gibraltar Industries, Inc.*	44,103	1,805,136
Griffon Corp.	62,098	1,833,133
Insteel Industries, Inc.	24,993	663,064
Janus International Group, Inc.*	110,104	982,128
JELD-WEN Holding, Inc.*	107,361	939,409
Masonite International Corp.*	29,083	2,073,327
PGT Innovations, Inc.*	74,783	1,567,452
Quanex Building Products Corp.	44,553	809,082
Resideo Technologies, Inc.*	195,431	3,724,915
Simpson Manufacturing Co., Inc.	57,213	4,485,499
UFP Industries, Inc.	79,199	5,715,000

See Notes to Portfolio of Investments.

225

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
View, Inc.(x)*	167,759	$224,797
Zurn Elkay Water Solutions Corp.	163,995	4,017,878

		36,743,573

Commercial Services & Supplies (1.3%)
ABM Industries, Inc.	90,393	3,455,724
ACCO Brands Corp.	123,947	607,340
ACV Auctions, Inc., Class A*	153,754	1,105,491
Aris Water Solution, Inc., Class A(x)	29,755	379,674
Brady Corp., Class A	59,760	2,493,785
BrightView Holdings, Inc.*	63,121	501,181
Brink’s Co. (The)	60,808	2,945,540
Casella Waste Systems, Inc., Class A*	66,127	5,051,442
Cimpress plc*	24,491	599,540
CompX International, Inc.	2,589	42,045
CoreCivic, Inc. (REIT)*	152,153	1,345,032
Deluxe Corp.	58,349	971,511
Ennis, Inc.	34,666	697,827
GEO Group, Inc. (The)(x)*	156,976	1,208,715
Harsco Corp.*	104,983	392,636
Healthcare Services Group, Inc.	101,289	1,224,584
Heritage-Crystal Clean, Inc.*	20,200	597,314
HNI Corp.	56,941	1,509,506
Interface, Inc.	77,936	700,645
KAR Auction Services, Inc.*	151,643	1,693,852
Kimball International, Inc., Class B	48,025	302,077
Li-Cycle Holdings Corp.(x)*	178,875	951,615
Matthews International Corp., Class A	40,634	910,608
MillerKnoll, Inc.	102,471	1,598,548
Montrose Environmental Group, Inc.*	37,028	1,245,992
NL Industries, Inc.	13,377	103,404
Pitney Bowes, Inc.	191,189	445,470
Quad/Graphics, Inc.*	42,226	108,099
SP Plus Corp.*	32,096	1,005,247
Steelcase, Inc., Class A	116,599	760,225
UniFirst Corp.	19,636	3,303,364
Viad Corp.*	27,005	852,818
VSE Corp.	14,190	502,326

		39,613,177

Construction & Engineering (1.3%)
Ameresco, Inc., Class A*	42,875	2,850,330
API Group Corp.*	271,863	3,607,622
Arcosa, Inc.	63,639	3,638,878
Argan, Inc.	16,941	544,992
Comfort Systems USA, Inc.	46,720	4,547,258
Concrete Pumping Holdings, Inc.*	39,989	257,929
Construction Partners, Inc., Class A*	52,958	1,389,089
Dycom Industries, Inc.*	38,060	3,635,872
EMCOR Group, Inc.	65,338	7,545,232
Fluor Corp.*	188,306	4,686,936
Granite Construction, Inc.	60,851	1,545,007
Great Lakes Dredge & Dock Corp.*	87,523	663,424
IES Holdings, Inc.*	12,337	340,748
Infrastructure and Energy Alternatives, Inc.*	40,995	555,072
MYR Group, Inc.*	21,003	1,779,584
Northwest Pipe Co.*	12,872	361,703
NV5 Global, Inc.*	18,232	2,257,486
Primoris Services Corp.	71,130	1,155,863
Sterling Infrastructure, Inc.*	39,480	847,636
Tutor Perini Corp.*	58,398	322,357

		42,533,018

Electrical Equipment (1.3%)
Allied Motion Technologies, Inc.	17,473	500,077
Array Technologies, Inc.*	203,258	3,370,018
Atkore, Inc.*	54,533	4,243,213
AZZ, Inc.	33,395	1,219,251
Babcock & Wilcox Enterprises, Inc.*	84,140	536,813
Blink Charging Co.(x)*	49,225	872,267
Bloom Energy Corp., Class A*	233,156	4,660,788
Encore Wire Corp.	24,271	2,804,271
Energy Vault Holdings, Inc.(x)*	54,889	289,814
EnerSys	52,811	3,072,016
Enovix Corp.(x)*	147,223	2,699,334
ESS Tech, Inc.*	101,851	416,571
Fluence Energy, Inc.(x)*	51,428	750,335
FTC Solar, Inc.(x)*	54,425	161,098
FuelCell Energy, Inc.(x)*	495,712	1,690,378
GrafTech International Ltd.	264,957	1,141,965
Heliogen, Inc.(x)*	120,807	224,701
NuScale Power Corp.(x)*	41,675	486,764
Powell Industries, Inc.	12,211	257,408
Preformed Line Products Co.	3,955	281,398
Shoals Technologies Group, Inc., Class A*	150,786	3,249,438
Stem, Inc.(x)*	194,327	2,592,322
SunPower Corp.(x)*	110,313	2,541,611
Thermon Group Holdings, Inc.*	43,407	668,902
TPI Composites, Inc.*	48,197	543,662
Vicor Corp.*	29,679	1,755,216

		41,029,631

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	35,016	773,854

Machinery (3.3%)
Alamo Group, Inc.	13,874	1,696,374
Albany International Corp., Class A	41,187	3,246,771
Altra Industrial Motion Corp.	87,912	2,955,601
Astec Industries, Inc.	30,950	965,331
Barnes Group, Inc.	66,007	1,906,282
Berkshire Grey, Inc.(x)*	83,493	141,938
Blue Bird Corp.*	21,187	176,911
Chart Industries, Inc.*	48,791	8,994,621
CIRCOR International, Inc.*	25,815	425,689
Columbus McKinnon Corp.	37,617	984,061
Desktop Metal, Inc., Class A(x)*	368,484	954,374
Douglas Dynamics, Inc.	30,522	855,226
Energy Recovery, Inc.*	75,223	1,635,348
Enerpac Tool Group Corp.*	75,751	1,350,640
EnPro Industries, Inc.	28,476	2,419,890
ESCO Technologies, Inc.	34,950	2,566,728
Evoqua Water Technologies Corp.*	155,867	5,154,522
Fathom Digital Manufacturing C(x)*	13,088	26,569
Federal Signal Corp.	78,098	2,914,617
Franklin Electric Co., Inc.	61,032	4,986,925
Gorman-Rupp Co. (The)	30,450	724,406
Greenbrier Cos., Inc. (The)	44,034	1,068,705
Helios Technologies, Inc.	43,984	2,225,590
Hillenbrand, Inc.	91,614	3,364,066
Hillman Solutions Corp.*	181,437	1,368,035
Hydrofarm Holdings Group, Inc.(x)*	53,882	104,531
Hyliion Holdings Corp.(x)*	178,886	513,403
Hyster-Yale Materials Handling, Inc.	14,461	311,056
Hyzon Motors, Inc.(x)*	111,011	188,719
John Bean Technologies Corp.	42,644	3,667,384
Kadant, Inc.	15,238	2,541,851
Kennametal, Inc.	106,283	2,187,304
Lightning eMotors, Inc.(x)*	48,072	74,512
Lindsay Corp.	14,441	2,069,106
Luxfer Holdings plc	36,683	531,903
Manitowoc Co., Inc. (The)*	46,243	358,383
Markforged Holding Corp.(x)*	135,560	268,409

See Notes to Portfolio of Investments.

226

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Microvast Holdings, Inc.(x)*	217,909	$394,415
Miller Industries, Inc.	14,740	313,815
Mueller Industries, Inc.	73,829	4,388,396
Mueller Water Products, Inc., Class A	212,587	2,183,268
Nikola Corp.(x)*	393,637	1,385,602
Omega Flex, Inc.(x)	4,127	382,243
Proterra, Inc.(x)*	298,062	1,484,349
Proto Labs, Inc.*	36,744	1,338,584
RBC Bearings, Inc.*	37,864	7,868,518
REV Group, Inc.	46,759	515,752
Sarcos Technology and Robotics Corp.(x)*	112,346	249,408
Shyft Group, Inc. (The)	46,036	940,515
SPX Technologies, Inc.*	57,893	3,196,851
Standex International Corp.	15,909	1,298,970
Tennant Co.	24,753	1,400,030
Terex Corp.	88,168	2,622,116
Titan International, Inc.*	67,935	824,731
Trinity Industries, Inc.	108,439	2,315,173
Velo3D, Inc.(x)*	81,638	321,654
Wabash National Corp.	61,062	950,125
Watts Water Technologies, Inc., Class A	36,189	4,550,043
Xos, Inc.(x)*	64,088	76,906

		104,927,245

Marine (0.2%)
Costamare, Inc.	72,600	649,770
Eagle Bulk Shipping, Inc.(x)	18,359	792,742
Eneti, Inc.(x)	26,291	175,361
Genco Shipping & Trading Ltd.	49,904	625,297
Golden Ocean Group Ltd.	165,499	1,236,277
Matson, Inc.	51,082	3,142,565
Safe Bulkers, Inc.	102,832	253,995

		6,876,007

Professional Services (1.5%)
Alight, Inc., Class A*	457,718	3,355,073
ASGN, Inc.*	65,222	5,894,112
Atlas Technical Consultants, Inc.(x)*	19,486	129,582
Barrett Business Services, Inc.	9,841	767,598
CBIZ, Inc.*	62,844	2,688,466
CRA International, Inc.	9,673	858,382
Exponent, Inc.	67,374	5,906,679
First Advantage Corp.*	79,151	1,015,507
Forrester Research, Inc.*	15,131	544,867
Franklin Covey Co.*	16,747	760,146
Heidrick & Struggles International, Inc.	25,476	662,121
HireRight Holdings Corp.(x)*	30,067	458,822
Huron Consulting Group, Inc.*	26,675	1,767,219
ICF International, Inc.	24,878	2,712,200
Insperity, Inc.	48,030	4,903,383
Kelly Services, Inc., Class A	47,204	641,502
Kforce, Inc.	26,321	1,543,727
Korn Ferry	72,222	3,390,823
Legalzoom.com, Inc.(x)*	132,105	1,132,140
Planet Labs PBC(x)*	211,975	1,151,024
Red Violet, Inc.(x)*	13,440	232,781
Resources Connection, Inc.	43,569	787,292
Skillsoft Corp.(x)*	115,706	211,742
Spire Global, Inc.(x)*	146,113	157,802
Sterling Check Corp.(x)*	31,230	550,897
TriNet Group, Inc.*	49,267	3,508,796
TrueBlue, Inc.*	41,005	782,375
Upwork, Inc.*	161,630	2,201,401
Willdan Group, Inc.*	15,865	234,961

		48,951,420

Road & Rail (0.5%)
ArcBest Corp.	32,967	2,397,690
Bird Global, Inc., Class A(x)*	276,218	97,477
Covenant Logistics Group, Inc.	12,573	360,845
Daseke, Inc.*	53,839	291,269
Heartland Express, Inc.	63,164	903,877
Marten Transport Ltd.	74,222	1,422,094
PAM Transportation Services, Inc.*	9,222	285,513
Saia, Inc.*	35,189	6,685,910
TuSimple Holdings, Inc., Class A(x)*	189,264	1,438,406
Universal Logistics Holdings, Inc.	10,268	325,701
Werner Enterprises, Inc.	84,673	3,183,705

		17,392,487

Trading Companies & Distributors (1.4%)
Alta Equipment Group, Inc.	26,661	293,538
Applied Industrial Technologies, Inc.	50,691	5,210,021
Beacon Roofing Supply, Inc.*	67,628	3,700,604
BlueLinx Holdings, Inc.*	12,252	760,849
Boise Cascade Co.	51,703	3,074,260
Custom Truck One Source, Inc.(x)*	77,903	454,174
Distribution Solutions Group, Inc.*	7,013	197,556
DXP Enterprises, Inc.*	20,526	486,056
GATX Corp.	46,858	3,989,959
Global Industrial Co.	18,019	483,450
GMS, Inc.*	56,047	2,242,440
H&E Equipment Services, Inc.	42,773	1,212,187
Herc Holdings, Inc.	34,600	3,594,248
Hudson Technologies, Inc.*	61,324	450,731
Karat Packaging, Inc.*	6,635	106,094
McGrath RentCorp	32,948	2,763,019
MRC Global, Inc.*	109,136	784,688
NOW, Inc.*	148,888	1,496,324
Rush Enterprises, Inc., Class A	54,362	2,384,317
Rush Enterprises, Inc., Class B	9,856	472,201
Textainer Group Holdings Ltd.	57,949	1,556,510
Titan Machinery, Inc.*	25,977	734,110
Transcat, Inc.*	9,711	735,026
Triton International Ltd.	81,235	4,445,992
Veritiv Corp.*	17,919	1,751,941

		43,380,295

Total Industrials		428,294,367

Information Technology (11.8%)
Communications Equipment (0.9%)
ADTRAN Holdings, Inc.	94,812	1,856,419
Aviat Networks, Inc.*	10,493	287,298
Calix, Inc.*	74,845	4,576,023
Cambium Networks Corp.*	16,452	278,368
Casa Systems, Inc.(x)*	52,655	164,810
Clearfield, Inc.*	15,625	1,635,000
CommScope Holding Co., Inc.*	276,499	2,546,556
Comtech Telecommunications Corp.	34,571	346,056
Digi International, Inc.*	45,271	1,565,018
DZS, Inc.*	24,199	273,449
Extreme Networks, Inc.*	172,316	2,252,170
Harmonic, Inc.*	124,659	1,629,293
Infinera Corp.*	256,257	1,240,284
Inseego Corp.(x)*	120,649	249,743
NETGEAR, Inc.*	38,832	778,193
NetScout Systems, Inc.*	90,066	2,820,867
Ondas Holdings, Inc.(x)*	42,115	155,826
Ribbon Communications, Inc.*	97,891	217,318
Viavi Solutions, Inc.*	306,830	4,004,132

		26,876,823

Electronic Equipment, Instruments & Components (2.1%)
908 Devices, Inc.(x)*	29,476	484,880

See Notes to Portfolio of Investments.

227

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Advanced Energy Industries, Inc.	50,658	$3,921,436
Aeva Technologies, Inc.(x)*	141,681	264,943
AEye, Inc.(x)*	55,037	61,091
Akoustis Technologies, Inc.(x)*	62,915	186,858
Arlo Technologies, Inc.*	113,212	525,304
Badger Meter, Inc.	38,404	3,548,146
Belden, Inc.	56,715	3,404,034
Benchmark Electronics, Inc.	47,193	1,169,443
Cepton, Inc.*	10,082	19,761
CTS Corp.	42,456	1,768,292
ePlus, Inc.*	35,392	1,470,184
Evolv Technologies Holdings, Inc.(x)*	124,394	263,715
Fabrinet*	48,833	4,661,110
FARO Technologies, Inc.*	24,385	669,124
Focus Universal, Inc.(x)*	25,952	243,430
Identiv, Inc.*	29,902	374,971
Insight Enterprises, Inc.*	40,736	3,357,054
Itron, Inc.*	61,476	2,588,754
Kimball Electronics, Inc.*	33,766	579,087
Knowles Corp.*	120,785	1,469,953
Lightwave Logic, Inc.(x)*	150,928	1,107,811
Methode Electronics, Inc.	49,217	1,828,412
MicroVision, Inc.(x)*	218,588	789,103
Mirion Technologies, Inc.(x)*	184,669	1,379,477
Napco Security Technologies, Inc.*	39,603	1,151,655
nLight, Inc.*	56,762	536,401
Novanta, Inc.*	46,716	5,402,705
OSI Systems, Inc.*	21,107	1,520,970
Ouster, Inc.(x)*	169,648	163,439
PAR Technology Corp.(x)*	35,884	1,059,654
PC Connection, Inc.	14,867	670,353
Plexus Corp.*	37,017	3,241,208
Rogers Corp.*	24,829	6,005,638
Sanmina Corp.*	74,945	3,453,466
ScanSource, Inc.*	33,638	888,380
SmartRent, Inc.(x)*	165,118	374,818
TTM Technologies, Inc.*	136,621	1,800,665
Velodyne Lidar, Inc.(x)*	246,548	233,506
Vishay Intertechnology, Inc.	172,339	3,065,911
Vishay Precision Group, Inc.*	16,664	493,088

		66,198,230

IT Services (1.9%)
AvidXchange Holdings, Inc.*	197,621	1,663,969
BigCommerce Holdings, Inc.*	87,506	1,295,089
Brightcove, Inc.*	58,868	370,868
Cantaloupe, Inc.(x)*	77,491	269,669
Cass Information Systems, Inc.	18,565	644,020
Cerberus Cyber Sentinel Corp.(x)*	60,109	177,321
Conduent, Inc.*	229,513	766,573
Core Scientific, Inc.(x)*	356,972	464,064
CSG Systems International, Inc.	42,774	2,261,889
Cyxtera Technologies, Inc.(x)*	56,188	229,247
DigitalOcean Holdings, Inc.(x)*	92,204	3,335,019
Edgio, Inc.*	191,599	532,645
Evertec, Inc.	81,026	2,540,165
Evo Payments, Inc., Class A*	64,359	2,143,155
ExlService Holdings, Inc.*	42,863	6,316,292
Fastly, Inc., Class A*	151,651	1,389,123
Flywire Corp.*	74,751	1,716,283
Grid Dynamics Holdings, Inc.*	65,523	1,227,246
Hackett Group, Inc. (The)	36,335	643,856
I3 Verticals, Inc., Class A*	29,880	598,496
IBEX Holdings Ltd.*	8,546	158,699
Information Services Group, Inc.	45,416	216,180
International Money Express, Inc.*	43,805	998,316
Marqeta, Inc., Class A*	585,282	4,167,208
Maximus, Inc.	80,544	4,661,081
MoneyGram International, Inc.*	126,427	1,314,841
Paya Holdings, Inc.*	118,995	727,059
Payoneer Global, Inc.*	286,327	1,732,278
Paysafe Ltd.(x)*	448,114	618,397
Perficient, Inc.*	45,441	2,954,574
PFSweb, Inc.*	21,111	196,754
Priority Technology Holdings, Inc.(x)*	26,978	121,671
Rackspace Technology, Inc.(x)*	81,237	331,447
Remitly Global, Inc.*	120,705	1,342,240
Repay Holdings Corp.*	120,810	852,919
Sabre Corp.*	439,647	2,264,182
SolarWinds Corp.*	65,095	504,486
Squarespace, Inc., Class A(x)*	43,260	924,034
StoneCo Ltd., Class A*	373,645	3,560,837
TTEC Holdings, Inc.	25,526	1,131,057
Tucows, Inc., Class A(x)*	13,455	503,352
Unisys Corp.*	88,429	667,639
Verra Mobility Corp.*	189,332	2,910,033

		61,444,273

Semiconductors & Semiconductor Equipment (2.2%)
ACM Research, Inc., Class A*	64,631	805,302
Alpha & Omega Semiconductor Ltd.*	30,530	939,103
Ambarella, Inc.*	49,110	2,759,000
Amkor Technology, Inc.	135,772	2,314,913
Atomera, Inc.(x)*	28,326	286,942
Axcelis Technologies, Inc.*	43,821	2,653,800
AXT, Inc.*	58,446	391,588
CEVA, Inc.*	30,862	809,510
Cohu, Inc.*	64,871	1,672,374
Credo Technology Group Holding Ltd.(x)*	116,076	1,276,836
CyberOptics Corp.*	9,662	519,622
Diodes, Inc.*	57,919	3,759,522
FormFactor, Inc.*	100,637	2,520,957
Ichor Holdings Ltd.*	37,296	902,936
Impinj, Inc.*	27,714	2,217,951
indie Semiconductor, Inc., Class A*	135,761	993,771
Kulicke & Soffa Industries, Inc.	75,070	2,892,447
MACOM Technology Solutions Holdings, Inc.*	68,149	3,529,437
MaxLinear, Inc.*	96,834	3,158,725
Onto Innovation, Inc.*	64,706	4,144,419
PDF Solutions, Inc.*	39,534	969,769
Photronics, Inc.*	80,796	1,181,238
Power Integrations, Inc.	74,497	4,791,647
Rambus, Inc.*	147,872	3,758,906
Rigetti Computing, Inc.(x)*	39,193	73,683
Rockley Photonics Holdings Ltd.(x)*	148,872	105,714
Semtech Corp.*	85,329	2,509,526
Silicon Laboratories, Inc.*	44,779	5,527,520
SiTime Corp.*	21,596	1,700,253
SkyWater Technology, Inc.(x)*	11,379	87,049
SMART Global Holdings, Inc.*	64,888	1,029,773
Synaptics, Inc.*	52,390	5,187,134
Transphorm, Inc.(x)*	24,559	123,532
Ultra Clean Holdings, Inc.*	61,698	1,588,724
Veeco Instruments, Inc.*	66,765	1,223,135

		68,406,758

Software (4.4%)
8x8, Inc.(x)*	151,305	522,002
A10 Networks, Inc.	88,852	1,179,066
ACI Worldwide, Inc.*	151,253	3,161,188
Agilysys, Inc.*	26,351	1,458,528
Alarm.com Holdings, Inc.*	63,963	4,148,640

See Notes to Portfolio of Investments.

228

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Alkami Technology, Inc.(x)*	49,475	$744,599
Altair Engineering, Inc., Class A*	69,120	3,056,486
American Software, Inc., Class A	42,539	651,697
Amplitude, Inc., Class A(x)*	75,735	1,171,620
Appfolio, Inc., Class A*	25,603	2,681,146
Appian Corp., Class A*	53,970	2,203,595
Applied Blockchain, Inc.(x)*	10,455	17,774
Arteris, Inc.(x)*	25,604	170,523
Asana, Inc., Class A(x)*	99,281	2,207,017
Avaya Holdings Corp.(x)*	111,258	176,900
AvePoint, Inc.(x)*	173,622	696,224
Benefitfocus, Inc.(x)*	36,147	229,533
Blackbaud, Inc.*	62,617	2,758,905
Blackline, Inc.*	73,457	4,400,074
Blend Labs, Inc., Class A(x)*	257,190	568,390
Box, Inc., Class A*	174,043	4,244,909
BTRS Holdings, Inc., Class 1*	137,627	1,274,426
C3.ai, Inc., Class A(x)*	92,778	1,159,725
Cerence, Inc.*	53,032	835,254
ChannelAdvisor Corp.*	37,072	840,052
Cipher Mining, Inc.(x)*	86,440	108,914
Cleanspark, Inc.(x)*	47,382	150,675
Clear Secure, Inc., Class A(x)*	83,876	1,917,405
CommVault Systems, Inc.*	60,021	3,183,514
Consensus Cloud Solutions, Inc.*	21,550	1,019,315
Couchbase, Inc.(x)*	35,719	509,710
CS Disco, Inc.(x)*	29,143	291,430
Cvent Holding Corp.(x)*	61,731	324,088
Digimarc Corp.(x)*	20,408	276,528
Digital Turbine, Inc.*	125,250	1,804,853
Domo, Inc., Class B*	40,956	736,798
Duck Creek Technologies, Inc.*	104,118	1,233,798
E2open Parent Holdings, Inc.(x)*	266,597	1,618,244
Ebix, Inc.(x)	34,843	660,972
eGain Corp.*	29,588	217,472
Enfusion, Inc., Class A(x)*	34,754	428,864
EngageSmart, Inc.*	45,641	944,312
Envestnet, Inc.*	71,413	3,170,737
Everbridge, Inc.*	53,364	1,647,880
EverCommerce, Inc.(x)*	32,122	351,093
ForgeRock, Inc., Class A(x)*	38,485	559,187
Greenidge Generation Holdings, Inc.(x)*	13,286	26,572
Instructure Holdings, Inc.(x)*	24,420	544,078
Intapp, Inc.*	18,399	343,509
InterDigital, Inc.	38,221	1,544,893
IronNet, Inc.(x)*	82,108	56,572
Kaleyra, Inc.(x)*	63,614	61,706
KnowBe4, Inc., Class A*	98,191	2,043,355
Latch, Inc.(x)*	109,663	104,575
LivePerson, Inc.*	94,828	893,280
LiveRamp Holdings, Inc.*	90,822	1,649,328
LiveVox Holdings, Inc.(x)*	28,826	85,037
Marathon Digital Holdings, Inc.(x)*	136,126	1,457,909
Matterport, Inc.(x)*	299,488	1,135,060
MeridianLink, Inc.(x)*	30,153	490,891
MicroStrategy, Inc., Class A(x)*	12,512	2,655,797
Mitek Systems, Inc.*	57,067	522,734
Model N, Inc.*	49,985	1,710,987
Momentive Global, Inc.*	180,644	1,049,542
N-able, Inc.*	91,945	848,652
NextNav, Inc.(x)*	62,531	168,208
Olo, Inc., Class A*	121,558	960,308
ON24, Inc.*	59,126	520,309
OneSpan, Inc.*	53,996	464,906
PagerDuty, Inc.*	114,702	2,646,175
Ping Identity Holding Corp.*	102,784	2,885,147
Progress Software Corp.(x)	59,887	2,548,192
PROS Holdings, Inc.*	55,998	1,383,151
Q2 Holdings, Inc.*	75,314	2,425,111
Qualys, Inc.*	51,084	7,120,599
Rapid7, Inc.*	78,307	3,359,370
Rimini Street, Inc.*	71,437	332,896
Riot Blockchain, Inc.(x)*	169,625	1,189,071
Sapiens International Corp. NV	41,168	789,602
SecureWorks Corp., Class A*	14,823	119,325
ShotSpotter, Inc.*	12,279	353,144
Sprout Social, Inc., Class A*	61,950	3,759,126
SPS Commerce, Inc.*	47,673	5,922,417
Sumo Logic, Inc.*	118,086	885,645
Telos Corp.*	72,431	643,912
Tenable Holdings, Inc.*	146,193	5,087,516
Terawulf, Inc.(x)*	27,706	34,910
Upland Software, Inc.*	40,008	325,265
UserTesting, Inc.(x)*	59,348	232,644
Varonis Systems, Inc.*	146,875	3,895,125
Verint Systems, Inc.*	84,619	2,841,506
Veritone, Inc.(x)*	38,079	214,385
Viant Technology, Inc., Class A(x)*	16,523	69,562
Weave Communications, Inc.(x)*	21,670	109,433
WM Technology, Inc.(x)*	91,105	146,679
Workiva, Inc.*	63,406	4,932,987
Xperi Holding Corp.	139,596	1,973,887
Yext, Inc.*	163,396	728,746
Zeta Global Holdings Corp., Class A(x)*	127,731	844,302
Zuora, Inc., Class A*	149,468	1,103,074

		139,955,174

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.*	170,812	1,363,080
Avid Technology, Inc.*	48,494	1,127,970
CompoSecure, Inc.(x)*	10,074	50,471
Corsair Gaming, Inc.(x)*	54,053	613,502
Diebold Nixdorf, Inc.*	96,480	235,411
Eastman Kodak Co.(x)*	77,903	357,575
IonQ, Inc.(x)*	166,792	845,635
Super Micro Computer, Inc.*	59,719	3,288,725
Turtle Beach Corp.*	20,447	139,449
Xerox Holdings Corp.	154,154	2,016,334

		10,038,152

Total Information Technology		372,919,410

Materials (3.7%)
Chemicals (1.9%)
AdvanSix, Inc.	36,954	1,186,223
American Vanguard Corp.	39,321	735,303
Amyris, Inc.(x)*	265,398	774,962
Aspen Aerogels, Inc.*	38,752	357,293
Avient Corp.	122,726	3,718,598
Balchem Corp.	42,217	5,132,743
Cabot Corp.	73,648	4,705,371
Chase Corp.	10,273	858,515
Danimer Scientific, Inc.(x)*	121,418	358,183
Diversey Holdings Ltd.*	109,538	532,355
Ecovyst, Inc.*	86,267	728,093
FutureFuel Corp.	34,370	207,595
Hawkins, Inc.	25,763	1,004,499
HB Fuller Co.	70,099	4,212,950
Ingevity Corp.*	50,847	3,082,854
Innospec, Inc.	32,309	2,767,912
Intrepid Potash, Inc.*	14,694	581,442
Koppers Holdings, Inc.	29,144	605,612
Kronos Worldwide, Inc.	29,850	278,799
Livent Corp.(x)*	215,530	6,605,994
LSB Industries, Inc.*	45,270	645,098

See Notes to Portfolio of Investments.

229

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Mativ Holdings, Inc.	73,358	$1,619,745
Minerals Technologies, Inc.	42,152	2,082,730
Origin Materials, Inc.(x)*	145,488	750,718
Orion Engineered Carbons SA	81,292	1,085,248
Perimeter Solutions SA*	164,257	1,315,699
PureCycle Technologies, Inc.(x)*	145,652	1,175,412
Quaker Chemical Corp.	17,974	2,595,086
Rayonier Advanced Materials, Inc.*	82,841	260,949
Sensient Technologies Corp.	55,324	3,836,166
Stepan Co.	27,835	2,607,304
Tredegar Corp.	35,136	331,684
Trinseo plc	45,153	827,203
Tronox Holdings plc	157,718	1,932,046
Valhi, Inc.	3,234	81,367

		59,581,751

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	157,161	3,765,577
United States Lime & Minerals, Inc.	3,089	315,696

		4,081,273

Containers & Packaging (0.3%)
Cryptyde, Inc.(x)*	23,592	16,342
Greif, Inc., Class A	33,375	1,988,149
Greif, Inc., Class B	7,950	483,360
Myers Industries, Inc.	48,587	800,228
O-I Glass, Inc.*	204,729	2,651,241
Pactiv Evergreen, Inc.	56,058	489,386
Ranpak Holdings Corp.*	59,943	205,005
TriMas Corp.	58,047	1,455,238

		8,088,949

Metals & Mining (1.3%)
5E Advanced Materials, Inc.(x)*	44,505	452,171
Alpha Metallurgical Resources, Inc.	21,858	2,991,049
Arconic Corp.*	136,410	2,324,426
ATI, Inc.*	164,191	4,369,122
Carpenter Technology Corp.	65,535	2,040,760
Century Aluminum Co.*	68,311	360,682
Coeur Mining, Inc.*	375,575	1,284,466
Commercial Metals Co.	160,199	5,683,860
Compass Minerals International, Inc.	45,489	1,752,691
Constellium SE*	167,315	1,696,574
Dakota Gold Corp.(x)*	75,084	229,006
Haynes International, Inc.	16,316	573,018
Hecla Mining Co.	723,931	2,852,288
Hycroft Mining Holding Corp.(x)*	185,675	112,241
Kaiser Aluminum Corp.	21,831	1,339,332
Materion Corp.	27,972	2,237,760
Novagold Resources, Inc.*	317,462	1,488,897
Olympic Steel, Inc.	13,564	309,395
Piedmont Lithium, Inc.(x)*	24,012	1,284,402
PolyMet Mining Corp.*	41,785	120,341
Ramaco Resources, Inc.	28,665	263,718
Ryerson Holding Corp.	23,132	595,418
Schnitzer Steel Industries, Inc., Class A	35,388	1,007,142
SunCoke Energy, Inc.	111,796	649,535
TimkenSteel Corp.*	64,445	966,031
Warrior Met Coal, Inc.	69,013	1,962,730
Worthington Industries, Inc.	41,028	1,564,808

		40,511,863

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	23,319	876,795
Glatfelter Corp.(x)	57,584	179,086
Resolute Forest Products, Inc.*	61,947	1,238,940
Sylvamo Corp.	47,866	1,622,657

		3,917,478

Total Materials		116,181,314

Real Estate (5.8%)
Equity Real Estate Investment Trusts (REITs) (5.2%)
Acadia Realty Trust (REIT)	119,006	1,501,856
Agree Realty Corp. (REIT)	101,473	6,857,545
Alexander & Baldwin, Inc. (REIT)	97,475	1,616,135
Alexander’s, Inc. (REIT)	2,790	582,998
American Assets Trust, Inc. (REIT)	67,389	1,733,245
Apartment Investment and Management Co. (REIT), Class A	199,461	1,456,065
Apple Hospitality REIT, Inc. (REIT)	290,056	4,078,187
Armada Hoffler Properties, Inc. (REIT)	88,657	920,260
Ashford Hospitality Trust, Inc. (REIT)(x)*	44,230	301,206
Bluerock Residential Growth REIT, Inc. (REIT)	39,131	1,046,754
Braemar Hotels & Resorts, Inc. (REIT)(x)	95,467	410,508
Brandywine Realty Trust (REIT)	225,711	1,523,549
Broadstone Net Lease, Inc. (REIT)	219,481	3,408,540
BRT Apartments Corp. (REIT)	16,207	329,164
CareTrust REIT, Inc. (REIT)	131,702	2,385,123
CBL & Associates Properties, Inc. (REIT)(x)	35,894	919,245
Centerspace (REIT)	20,704	1,393,793
Chatham Lodging Trust (REIT)*	64,103	632,697
City Office REIT, Inc. (REIT)	57,211	570,394
Clipper Realty, Inc. (REIT)	16,358	114,015
Community Healthcare Trust, Inc. (REIT)	32,291	1,057,530
Corporate Office Properties Trust (REIT)	151,893	3,528,474
CTO Realty Growth, Inc. (REIT)	25,095	470,280
DiamondRock Hospitality Co. (REIT)	278,019	2,087,923
Diversified Healthcare Trust (REIT)	308,709	305,653
Easterly Government Properties, Inc. (REIT)	122,917	1,938,401
Empire State Realty Trust, Inc. (REIT), Class A	169,705	1,113,265
Equity Commonwealth (REIT)	141,750	3,453,030
Essential Properties Realty Trust, Inc. (REIT)	176,000	3,423,200
Farmland Partners, Inc. (REIT)	61,731	782,132
Four Corners Property Trust, Inc. (REIT)	108,064	2,614,068
Franklin Street Properties Corp. (REIT)	134,320	353,262
Getty Realty Corp. (REIT)	53,813	1,447,032
Gladstone Commercial Corp. (REIT)	53,029	821,950
Gladstone Land Corp. (REIT)(x)	44,749	809,957
Global Medical REIT, Inc. (REIT)	82,074	699,270
Global Net Lease, Inc. (REIT)	143,275	1,525,879
Hersha Hospitality Trust (REIT), Class A	46,740	372,985
Independence Realty Trust, Inc. (REIT)	290,982	4,868,129
Indus Realty Trust, Inc. (REIT)	7,726	404,611
Industrial Logistics Properties Trust (REIT)	88,095	484,523
Innovative Industrial Properties, Inc. (REIT)	37,441	3,313,528
InvenTrust Properties Corp. (REIT)	91,354	1,948,581
iStar, Inc. (REIT)	89,300	826,918
Kite Realty Group Trust (REIT)	293,744	5,058,272
LTC Properties, Inc. (REIT)	52,201	1,954,927
LXP Industrial Trust (REIT)	367,038	3,362,068

See Notes to Portfolio of Investments.

230

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Macerich Co. (The) (REIT)	284,453	$2,258,557
National Health Investors, Inc. (REIT)	57,177	3,232,216
Necessity Retail REIT, Inc. (The) (REIT)	180,163	1,059,358
NETSTREIT Corp. (REIT)(x)	64,880	1,155,513
NexPoint Residential Trust, Inc. (REIT)	30,884	1,427,150
Office Properties Income Trust (REIT)	64,649	908,318
One Liberty Properties, Inc. (REIT)(x)	21,598	453,990
Orion Office REIT, Inc. (REIT)(x)	77,002	673,767
Outfront Media, Inc. (REIT)	197,410	2,998,658
Paramount Group, Inc. (REIT)	256,629	1,598,799
Pebblebrook Hotel Trust (REIT)	174,309	2,529,224
Phillips Edison & Co., Inc. (REIT)	154,160	4,324,188
Physicians Realty Trust (REIT)	303,330	4,562,083
Piedmont Office Realty Trust, Inc. (REIT), Class A	166,291	1,756,033
Plymouth Industrial REIT, Inc. (REIT)	50,791	853,797
Postal Realty Trust, Inc. (REIT), Class A(x)	22,303	327,185
PotlatchDeltic Corp. (REIT)	107,452	4,409,830
Retail Opportunity Investments Corp. (REIT)	163,387	2,248,205
RLJ Lodging Trust (REIT)	206,732	2,092,128
RPT Realty (REIT)	111,368	841,942
Ryman Hospitality Properties, Inc. (REIT)	72,552	5,339,102
Sabra Health Care REIT, Inc. (REIT)	311,187	4,082,773
Safehold, Inc. (REIT)(x)	29,460	779,512
Saul Centers, Inc. (REIT)	15,863	594,863
Service Properties Trust (REIT)	221,861	1,151,459
SITE Centers Corp. (REIT)	262,592	2,812,360
STAG Industrial, Inc. (REIT)	243,238	6,915,256
Summit Hotel Properties, Inc. (REIT)	139,097	934,732
Sunstone Hotel Investors, Inc. (REIT)	280,056	2,638,128
Tanger Factory Outlet Centers, Inc. (REIT)	136,064	1,861,356
Terreno Realty Corp. (REIT)	100,213	5,310,287
UMH Properties, Inc. (REIT)	66,761	1,078,190
Uniti Group, Inc. (REIT)	319,934	2,223,541
Universal Health Realty Income Trust (REIT)	17,205	743,428
Urban Edge Properties (REIT)	154,259	2,057,815
Urstadt Biddle Properties, Inc. (REIT), Class A	39,400	611,094
Veris Residential, Inc. (REIT)*	116,744	1,327,379
Washington REIT (REIT)	117,860	2,069,622
Whitestone REIT (REIT)	63,051	533,411
Xenia Hotels & Resorts, Inc. (REIT)	155,883	2,149,627

		165,732,003

Real Estate Management & Development (0.6%)
American Realty Investors, Inc.(x)*	1,937	30,837
Anywhere Real Estate, Inc.*	145,261	1,178,067
Compass, Inc., Class A(x)*	357,374	829,108
Cushman & Wakefield plc*	207,941	2,380,924
DigitalBridge Group, Inc.	199,284	2,493,043
Doma Holdings, Inc.(x)*	168,144	73,882
Douglas Elliman, Inc.	106,877	438,196
eXp World Holdings, Inc.(x)	92,481	1,036,712
Forestar Group, Inc.*	25,290	282,995
FRP Holdings, Inc.*	8,958	486,957
Kennedy-Wilson Holdings, Inc.	159,216	2,461,479
Marcus & Millichap, Inc.	33,518	1,098,720
Newmark Group, Inc., Class A	186,240	1,501,094
Offerpad Solutions, Inc.(x)*	84,690	102,475
RE/MAX Holdings, Inc., Class A	24,819	469,327
Redfin Corp.(x)*	144,553	844,190
RMR Group, Inc. (The), Class A	21,256	503,555
Seritage Growth Properties (REIT), Class A(x)*	59,234	534,291
St Joe Co. (The)	46,455	1,487,954
Stratus Properties, Inc.	7,948	185,188
Tejon Ranch Co.*	26,978	388,483
Transcontinental Realty Investors, Inc.*	1,627	65,649

		18,873,126

Total Real Estate		184,605,129

Utilities (3.1%)
Electric Utilities (0.7%)
ALLETE, Inc.	77,278	3,867,764
MGE Energy, Inc.	49,080	3,221,120
Otter Tail Corp.	54,131	3,330,139
PNM Resources, Inc.	112,896	5,162,734
Portland General Electric Co.	118,760	5,161,310
Via Renewables, Inc.(x)	17,159	118,569

		20,861,636

Gas Utilities (1.1%)
Brookfield Infrastructure Corp., Class A(x)	132,034	5,373,784
Chesapeake Utilities Corp.	23,196	2,676,586
New Jersey Resources Corp.	129,795	5,023,067
Northwest Natural Holding Co.	45,990	1,995,046
ONE Gas, Inc.	71,281	5,017,470
South Jersey Industries, Inc.	162,703	5,437,534
Southwest Gas Holdings, Inc.	89,004	6,208,029
Spire, Inc.	67,236	4,190,820

		35,922,336

Independent Power and Renewable Electricity Producers (0.5%)
Altus Power, Inc.(x)*	52,332	576,175
Clearway Energy, Inc., Class A	46,737	1,360,047
Clearway Energy, Inc., Class C	110,585	3,522,132
Montauk Renewables, Inc.*	87,752	1,530,395
Ormat Technologies, Inc.(x)	61,152	5,271,302
Sunnova Energy International, Inc.(x)*	133,850	2,955,408

		15,215,459

Multi-Utilities (0.4%)
Avista Corp.	93,371	3,459,395
Black Hills Corp.	87,645	5,936,196
NorthWestern Corp.	73,281	3,611,288
Unitil Corp.	21,439	995,841

		14,002,720

Water Utilities (0.4%)
American States Water Co.	49,825	3,883,859
Artesian Resources Corp., Class A	10,913	525,134
California Water Service Group	72,374	3,813,386
Global Water Resources, Inc.	18,972	222,542
Middlesex Water Co.	23,167	1,788,492
Pure Cycle Corp.*	25,805	215,472
SJW Group	36,419	2,097,734
York Water Co. (The)	19,124	734,935

		13,281,554

Total Utilities		99,283,705

Total Common Stocks (91.5%) (Cost $2,685,407,075)		2,900,559,984

See Notes to Portfolio of Investments.

231

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)
Aduro Biotech, Inc., CVR(r)*	23,102	$—
Oncternal Therapeutics, Inc., CVR(r)(x)*	987	—

		—

Pharmaceuticals (0.0%)†
Zogenix, Inc., CVR(r)*	75,184	38,344

Total Rights (0.0%)† (Cost $58,656)		38,344

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.7%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	10,000,000	10,000,000
JPMorgan Prime Money Market Fund, IM Shares	107,142,982	107,185,839

Total Investment Companies		117,185,839

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.5%)
Banco Santander S.A., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $10,002,475, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/4/22-11/15/28; total market value $10,202,525.(xx)	$10,000,000	10,000,000
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $15,003,725, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $15,300,004.(xx)	15,000,000	15,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $36,443,589, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $37,163,263.(xx)	36,434,572	36,434,572
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $25,006,354, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $25,512,365.(xx)	25,000,000	25,000,000
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $47,929,804, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $52,500,799.(xx)	47,900,000	47,900,000
Societe Generale SA, 2.96%, dated 9/30/22, due 10/7/22, repurchase price $17,410,015, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 7/31/23-5/31/29; total market value $17,748,008.(xx)	17,400,000	17,400,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $7,001,791, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $7,777,449.(xx)	7,000,000	7,000,000
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $15,003,938, collateralized by various Common Stocks; total market value $16,504,340.(xx)	15,000,000	15,000,000

Total Repurchase Agreements		173,734,572

Total Short-Term Investments (9.2%) (Cost $290,864,525)		290,920,411

Total Investments in Securities (100.7%) (Cost $2,976,330,256)		3,191,518,739
Other Assets Less Liabilities (-0.7%)		(22,211,637)

Net Assets (100%)		$3,169,307,102

See Notes to Portfolio of Investments.

232

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $1,870,758 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $221,357,417. This was collateralized by $48,083,353 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 10/6/22 – 5/15/52 and by cash of $183,734,572 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

233

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	130,339	2,302,187	—	(41,539)	5,045	(730,300)	1,535,393	122,519	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	37,524	2,923,014	—	(237,397)	52,955	(1,128,792)	1,609,780	24,390	—

Total		5,225,201	—	(278,936)	58,000	(1,859,092)	3,145,173	146,909	—

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Russell 2000 E-Mini Index	(170)	12/2022	USD	(14,193,300)	(5,277)

					(5,277)

See Notes to Portfolio of Investments.

234

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$78,143,542	$—	$—		$78,143,542
Consumer Discretionary	296,119,659	—	—		296,119,659
Consumer Staples	100,352,848	—	—	(a)	100,352,848
Energy	178,108,209	—	—		178,108,209
Financials	499,474,377	—	—		499,474,377
Health Care	547,077,424	—	—		547,077,424
Industrials	428,294,367	—	—		428,294,367
Information Technology	372,919,410	—	—		372,919,410
Materials	116,181,314	—	—		116,181,314
Real Estate	184,605,129	—	—		184,605,129
Utilities	99,283,705	—	—		99,283,705
Rights
Health Care	—	—	38,344		38,344
Short-Term Investments
Investment Companies	117,185,839	—	—		117,185,839
Repurchase Agreements	—	173,734,572	—		173,734,572

Total Assets	$3,017,745,823	$173,734,572	$38,344		$3,191,518,739

Liabilities:
Futures	$(5,277)	$—	$—		$(5,277)

Total Liabilities	$(5,277)	$—	$—		$(5,277)

Total	$3,017,740,546	$173,734,572	$38,344		$3,191,513,462

(a) Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$873,911,946
Aggregate gross unrealized depreciation	(660,083,558)

Net unrealized appreciation	$213,828,388

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,977,685,074

See Notes to Portfolio of Investments.

235

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PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.9%)
Ampol Ltd.	28,680	$529,544
APA Group	145,837	890,482
Aristocrat Leisure Ltd.	73,546	1,534,866
ASX Ltd.	22,693	1,043,477
Aurizon Holdings Ltd.	220,504	484,478
Australia & New Zealand Banking Group Ltd.	364,375	5,290,639
BHP Group Ltd. (ASE Stock Exchange)	353,239	8,797,384
BHP Group Ltd. (London Stock Exchange)	265,671	6,672,353
BlueScope Steel Ltd.	58,975	570,547
Brambles Ltd.	177,256	1,286,105
Cochlear Ltd.	8,169	1,009,426
Coles Group Ltd.	159,843	1,681,658
Commonwealth Bank of Australia	208,620	12,124,423
Computershare Ltd.	67,508	1,070,624
CSL Ltd.	58,892	10,678,468
Dexus (REIT)	134,183	665,534
Domino’s Pizza Enterprises Ltd.	7,901	258,673
Endeavour Group Ltd.	165,078	739,875
Evolution Mining Ltd.(x)	237,276	312,892
Fortescue Metals Group Ltd.	209,021	2,240,160
Glencore plc	1,205,376	6,365,033
Goodman Group (REIT)	210,428	2,102,478
GPT Group (The) (REIT)	211,506	513,387
IDP Education Ltd.(x)	26,203	438,445
Insurance Australia Group Ltd.	300,295	884,221
Lendlease Corp. Ltd.	85,624	484,253
Lottery Corp. Ltd. (The)*	271,973	722,537
Macquarie Group Ltd.	44,435	4,312,193
Medibank Pvt Ltd.	330,611	734,743
Mineral Resources Ltd.	20,823	871,654
Mirvac Group (REIT)	464,275	573,418
National Australia Bank Ltd.	392,434	7,195,746
Newcrest Mining Ltd.	111,782	1,216,198
Northern Star Resources Ltd.	135,275	681,986
Orica Ltd.	52,979	444,802
Origin Energy Ltd.	216,830	710,466
Qantas Airways Ltd.*	105,752	340,418
QBE Insurance Group Ltd.	186,482	1,377,572
Ramsay Health Care Ltd.	23,581	864,852
REA Group Ltd.(x)	6,309	457,685
Reece Ltd.	28,159	249,070
Rio Tinto Ltd.	45,550	2,710,810
Rio Tinto plc	137,461	7,445,372
Santos Ltd.	382,902	1,734,266
Scentre Group (REIT)	645,289	1,038,694
SEEK Ltd.	43,706	528,833
Sonic Healthcare Ltd.	54,809	1,066,485
South32 Ltd.	585,776	1,353,956
Stockland (REIT)	294,244	612,710
Suncorp Group Ltd.	154,553	986,224
Telstra Corp. Ltd.	508,343	1,245,922
Transurban Group	372,928	2,925,045
Treasury Wine Estates Ltd.	81,569	656,760
Vicinity Centres (REIT)	475,722	531,184
Washington H Soul Pattinson & Co. Ltd.	28,300	481,614
Wesfarmers Ltd.	138,005	3,750,691
Westpac Banking Corp.	428,041	5,620,721
WiseTech Global Ltd.	18,259	599,728
Woodside Energy Group Ltd. (ASE Stock Exchange)	184,130	3,745,855
Woodside Energy Group Ltd. (London Stock Exchange)	48,007	985,470
Woolworths Group Ltd.	147,818	3,198,307

		130,641,412

Austria (0.2%)
Erste Group Bank AG	42,287	926,048
Mondi plc	60,646	936,775
OMV AG	18,936	681,546
Verbund AG	7,935	676,152
voestalpine AG	14,333	242,393

		3,462,914

Belgium (0.7%)
Ageas SA/NV	20,554	745,753
Anheuser-Busch InBev SA/NV	105,838	4,787,899
D’ieteren Group	3,099	434,854
Elia Group SA/NV	4,231	497,271
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	6,489	454,506
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	6,168	428,619
KBC Group NV	29,759	1,395,955
Proximus SADP	21,495	222,719
Sofina SA	1,780	302,481
Solvay SA	9,409	719,733
UCB SA	16,038	1,109,255
Umicore SA	24,091	698,489
Warehouses De Pauw CVA (REIT)	18,525	450,006

		12,247,540

Brazil (0.0%)†
Yara International ASA	19,902	695,641

Chile (0.0%)†
Antofagasta plc	43,920	541,764

China (0.6%)
BOC Hong Kong Holdings Ltd.	455,000	1,504,245
Budweiser Brewing Co. APAC Ltd.(m)	209,800	546,838
Chow Tai Fook Jewellery Group Ltd.	261,000	488,651
ESR Group Ltd.(m)	243,800	614,956
Futu Holdings Ltd. (ADR)(x)*	6,530	243,504
Prosus NV*	101,403	5,284,508
SITC International Holdings Co. Ltd.	172,000	315,007
Wilmar International Ltd.	248,000	660,255
Xinyi Glass Holdings Ltd.	230,000	333,133

		9,991,097

Denmark (2.4%)
AP Moller - Maersk A/S, Class A	382	673,191
AP Moller - Maersk A/S, Class B	626	1,133,961
Carlsberg A/S, Class B	11,837	1,381,136
Chr Hansen Holding A/S	13,708	671,953
Coloplast A/S, Class B	14,206	1,436,221
Danske Bank A/S	83,369	1,031,738
Demant A/S*	9,778	240,955
DSV A/S	23,266	2,696,672
Genmab A/S*	7,973	2,570,008
GN Store Nord A/S	15,875	276,533
Novo Nordisk A/S, Class B	202,390	20,173,021
Novozymes A/S, Class B	25,210	1,257,393
Orsted A/S(m)	22,515	1,791,572
Pandora A/S	11,972	557,621
ROCKWOOL A/S, Class B	1,141	178,872
Tryg A/S	45,315	931,299
Vestas Wind Systems A/S	124,340	2,279,641

		39,281,787

Finland (1.1%)
Elisa OYJ	17,323	785,618
Fortum OYJ	55,188	741,794

See Notes to Portfolio of Investments.

236

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Kesko OYJ, Class B	34,715	$645,088
Kone OYJ, Class B	41,262	1,588,942
Neste OYJ	52,766	2,288,518
Nokia OYJ	670,113	2,861,478
Nordea Bank Abp (Aquis Stock Exchange)	6,394	54,706
Nordea Bank Abp (Turquoise Stock Exchange)	407,091	3,483,254
Orion OYJ, Class B	11,836	498,875
Sampo OYJ, Class A	58,544	2,498,511
Stora Enso OYJ, Class R	63,552	810,530
UPM-Kymmene OYJ	65,475	2,080,623
Wartsila OYJ Abp	55,498	353,582

		18,691,519

France (9.3%)
Accor SA*	20,875	435,843
Adevinta ASA*	29,558	173,415
Aeroports de Paris*	3,476	400,356
Air Liquide SA	63,890	7,274,949
Airbus SE	72,117	6,230,351
Alstom SA(x)	35,742	574,739
Amundi SA(m)	8,092	335,539
Arkema SA	7,325	534,242
AXA SA	228,343	4,999,513
BioMerieux	5,478	431,656
BNP Paribas SA	135,816	5,733,791
Bollore SE	104,213	476,742
Bouygues SA	29,304	763,404
Bureau Veritas SA	37,819	844,582
Capgemini SE	20,162	3,222,100
Carrefour SA	75,303	1,043,237
Cie de Saint-Gobain	62,065	2,213,476
Cie Generale des Etablissements Michelin SCA	81,383	1,813,124
Covivio (REIT)	6,038	288,684
Credit Agricole SA	147,024	1,183,794
Danone SA	79,654	3,753,048
Dassault Aviation SA	2,970	337,314
Dassault Systemes SE	81,136	2,788,943
Edenred	30,741	1,412,954
Eiffage SA	9,496	760,178
Electricite de France SA	69,992	814,937
Engie SA	221,428	2,540,630
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	11,323	1,533,923
EssilorLuxottica SA (Turquoise Stock Exchange)	23,687	3,209,484
Eurazeo SE	4,644	242,482
Gecina SA (REIT)	5,317	413,269
Getlink SE	54,567	845,763
Hermes International	3,870	4,548,632
Ipsen SA	4,385	404,979
Kering SA	9,141	4,042,321
Klepierre SA (REIT)*	23,763	410,248
La Francaise des Jeux SAEM(m)	10,933	323,492
Legrand SA	32,300	2,086,867
L’Oreal SA	29,504	9,394,601
LVMH Moet Hennessy Louis Vuitton SE	33,941	19,951,707
Orange SA	245,893	2,223,544
Pernod Ricard SA	25,551	4,670,288
Publicis Groupe SA	28,612	1,353,857
Remy Cointreau SA	3,068	508,465
Renault SA*	23,400	628,490
Safran SA	41,589	3,781,463
Sanofi	139,217	10,625,080
Sartorius Stedim Biotech	3,467	1,059,837
SEB SA	3,082	193,311
Societe Generale SA	99,046	1,965,195
Sodexo SA	10,952	823,692
Teleperformance	7,173	1,812,203
Thales SA	13,361	1,473,717
TotalEnergies SE	303,113	14,267,503
Ubisoft Entertainment SA*	12,028	330,226
Unibail-Rodamco-Westfield (REIT)*	14,933	612,983
Valeo	21,930	329,616
Veolia Environnement SA	81,798	1,551,965
Vinci SA	65,236	5,240,110
Vivendi SE	92,834	719,540
Wendel SE	3,045	217,798
Worldline SA(m)*	27,947	1,092,872

		154,271,064

Germany (6.7%)
adidas AG	20,715	2,403,988
Allianz SE (Registered)	49,937	7,902,564
Aroundtown SA	118,122	260,638
BASF SE	111,522	4,321,899
Bayer AG (Registered)	119,948	5,535,351
Bayerische Motoren Werke AG	40,408	2,762,660
Bayerische Motoren Werke AG (Preference)(q)	6,767	442,479
Bechtle AG	10,218	371,774
Beiersdorf AG	12,456	1,232,593
Brenntag SE	18,061	1,102,090
Carl Zeiss Meditec AG	5,130	540,231
Commerzbank AG*	132,394	949,932
Continental AG	12,417	557,877
Covestro AG(m)	24,229	700,505
Daimler Truck Holding AG*	56,370	1,290,079
Deutsche Bank AG (Registered)	252,407	1,887,922
Deutsche Boerse AG	23,203	3,820,072
Deutsche Lufthansa AG (Registered)(x)*	72,330	417,229
Deutsche Post AG (Registered)	120,143	3,655,758
Deutsche Telekom AG (Registered)	396,263	6,792,770
E.ON SE	270,466	2,093,241
Evonik Industries AG	24,597	414,772
Fresenius Medical Care AG & Co. KGaA	25,333	720,039
Fresenius SE & Co. KGaA	53,131	1,138,026
GEA Group AG	19,055	623,106
Hannover Rueck SE	7,354	1,110,645
HeidelbergCement AG	18,596	744,897
HelloFresh SE*	19,689	415,620
Henkel AG & Co. KGaA	12,390	707,203
Henkel AG & Co. KGaA (Preference)(q)	22,362	1,336,629
Infineon Technologies AG	158,390	3,510,008
KION Group AG	8,868	171,839
Knorr-Bremse AG	9,377	406,549
LEG Immobilien SE	9,264	557,415
Mercedes-Benz Group AG	98,022	5,012,614
Merck KGaA	15,790	2,576,982
MTU Aero Engines AG	6,762	1,020,409
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	17,110	4,138,688
Nemetschek SE	7,705	371,034
Porsche Automobil Holding SE (Preference)(q)	17,979	1,024,156
Puma SE	12,970	607,231
Rational AG	634	309,659
Rheinmetall AG	5,425	840,291
RWE AG	77,602	2,855,347

See Notes to Portfolio of Investments.

237

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EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SAP SE	127,665	$10,524,039
Sartorius AG (Preference)(q)	2,975	1,039,074
Scout24 SE(m)	10,145	514,082
Siemens AG (Registered)	93,527	9,256,692
Siemens Energy AG(x)	49,721	553,447
Siemens Healthineers AG(m)	34,780	1,506,556
Symrise AG	16,106	1,584,850
Telefonica Deutschland Holding AG	145,427	294,531
Uniper SE(x)	11,936	45,280
United Internet AG (Registered)	12,524	236,217
Volkswagen AG	3,804	626,977
Volkswagen AG (Preference)(q)	22,769	2,812,400
Vonovia SE	85,597	1,862,910
Zalando SE(m)*	6,374	126,374
Zalando SE (Bulgaria Stock Exchange)(m)(x)*	20,379	404,068

		111,042,308

Hong Kong (2.4%)
AIA Group Ltd.	1,472,612	12,226,445
CK Asset Holdings Ltd.	245,152	1,471,048
CK Infrastructure Holdings Ltd.	65,500	334,189
CLP Holdings Ltd.	202,500	1,525,962
Hang Lung Properties Ltd.	240,000	391,778
Hang Seng Bank Ltd.	96,200	1,453,707
Henderson Land Development Co. Ltd.	187,025	522,013
HK Electric Investments & HK Electric Investments Ltd.(m)	333,500	233,748
HKT Trust & HKT Ltd.	459,013	536,854
Hong Kong & China Gas Co. Ltd.	1,364,722	1,198,865
Hong Kong Exchanges & Clearing Ltd.	147,558	5,010,054
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	143,700	619,347
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	600	2,632
Jardine Matheson Holdings Ltd. (London Stock Exchange)	17,900	905,740
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	1,900	96,190
Link REIT (REIT)	255,900	1,786,093
MTR Corp. Ltd.	187,500	857,999
New World Development Co. Ltd.	188,621	532,948
Power Assets Holdings Ltd.	170,500	852,178
Prudential plc	333,455	3,276,221
Sino Land Co. Ltd.	403,172	530,572
Sun Hung Kai Properties Ltd.	180,500	1,984,628
Swire Pacific Ltd., Class A	60,000	447,758
Swire Properties Ltd.	138,800	298,270
Techtronic Industries Co. Ltd.	172,000	1,624,961
WH Group Ltd.(m)	952,603	599,231
Wharf Real Estate Investment Co. Ltd.	205,900	929,853

		40,249,284

Ireland (0.6%)
AerCap Holdings NV*	16,501	698,487
CRH plc	93,301	2,987,616
Flutter Entertainment plc*	21,059	2,300,580
Kerry Group plc, Class A	19,445	1,727,450
Kingspan Group plc	19,272	861,066
Smurfit Kappa Group plc	29,760	840,764

		9,415,963

Israel (0.7%)
Azrieli Group Ltd.	4,926	335,568
Bank Hapoalim BM	158,189	1,331,283
Bank Leumi Le-Israel BM	192,294	1,637,372
Bezeq The Israeli Telecommunication Corp. Ltd.	258,355	422,582
Check Point Software Technologies Ltd.*	12,857	1,440,241
Elbit Systems Ltd.	3,155	597,583
ICL Group Ltd.	81,984	657,051
Israel Discount Bank Ltd., Class A	153,744	772,416
Mizrahi Tefahot Bank Ltd.	17,011	594,421
Nice Ltd.*	7,981	1,508,342
Teva Pharmaceutical Industries Ltd. (ADR)*	129,484	1,044,936
Tower Semiconductor Ltd.*	13,585	593,326
Wix.com Ltd.*	7,243	566,620
ZIM Integrated Shipping Services Ltd.(x)	10,445	245,457

		11,747,198

Italy (1.7%)
Amplifon SpA	15,662	410,152
Assicurazioni Generali SpA	139,631	1,900,560
Atlantia SpA	63,176	1,398,508
Coca-Cola HBC AG	25,890	544,847
Davide Campari-Milano NV	60,150	533,547
DiaSorin SpA	3,041	339,808
Enel SpA	1,010,864	4,142,544
Eni SpA	305,396	3,244,436
Ferrari NV	15,411	2,874,423
FinecoBank Banca Fineco SpA	69,085	849,130
Infrastrutture Wireless Italiane SpA(m)	35,185	307,628
Intesa Sanpaolo SpA	2,004,192	3,298,735
Mediobanca Banca di Credito Finanziario SpA	68,999	539,410
Moncler SpA	24,816	1,018,939
Nexi SpA(m)*	69,067	557,708
Poste Italiane SpA(m)	66,421	501,686
Prysmian SpA	31,222	894,312
Recordati Industria Chimica e Farmaceutica SpA	13,850	508,786
Snam SpA	250,129	1,010,411
Telecom Italia SpA*	1,086,535	201,672
Terna - Rete Elettrica Nazionale	173,416	1,056,424
UniCredit SpA	249,961	2,527,642

		28,661,308

Japan (20.4%)
Advantest Corp.(x)	22,500	1,045,656
Aeon Co. Ltd.	79,000	1,477,776
AGC, Inc.	23,000	714,885
Aisin Corp.(x)	17,500	449,501
Ajinomoto Co., Inc.	55,200	1,503,868
ANA Holdings, Inc.(x)*	21,200	398,759
Asahi Group Holdings Ltd.	54,800	1,699,969
Asahi Intecc Co. Ltd.	26,300	416,127
Asahi Kasei Corp.	155,600	1,029,082
Astellas Pharma, Inc.	224,400	2,966,200
Azbil Corp.(x)	15,100	394,121
Bandai Namco Holdings, Inc.	23,900	1,560,984
Bridgestone Corp.	69,800	2,256,396
Brother Industries Ltd.	28,000	482,777
Canon, Inc.	120,900	2,636,782
Capcom Co. Ltd.(x)	21,600	540,047
Central Japan Railway Co.	17,600	2,061,842
Chiba Bank Ltd. (The)(x)	58,900	317,150
Chubu Electric Power Co., Inc.(x)	72,800	654,575
Chugai Pharmaceutical Co. Ltd.	81,700	2,039,973
Concordia Financial Group Ltd.(x)	138,600	428,508
CyberAgent, Inc.(x)	54,400	453,109
Dai Nippon Printing Co. Ltd.	26,700	532,795

See Notes to Portfolio of Investments.

238

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EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Daifuku Co. Ltd.(x)	12,300	$577,976
Dai-ichi Life Holdings, Inc.	123,400	1,961,511
Daiichi Sankyo Co. Ltd.	214,200	5,958,376
Daikin Industries Ltd.	30,400	4,697,410
Daito Trust Construction Co. Ltd.(x)	8,000	751,185
Daiwa House Industry Co. Ltd.(x)	74,700	1,522,320
Daiwa House REIT Investment Corp. (REIT)	264	547,974
Daiwa Securities Group, Inc.(x)	157,400	616,750
Denso Corp.(x)	53,200	2,428,258
Dentsu Group, Inc.	24,781	705,517
Disco Corp.(x)	3,300	719,123
East Japan Railway Co.	36,209	1,858,883
Eisai Co. Ltd.	29,700	1,593,075
ENEOS Holdings, Inc.(x)	374,390	1,208,923
FANUC Corp.	23,500	3,250,940
Fast Retailing Co. Ltd.	7,200	3,826,298
Fuji Electric Co. Ltd.	15,800	579,168
FUJIFILM Holdings Corp.	43,300	1,981,440
Fujitsu Ltd.	23,700	2,555,866
GLP J-REIT (REIT)	495	546,424
GMO Payment Gateway, Inc.	5,100	344,622
Hakuhodo DY Holdings, Inc.(x)	27,200	191,842
Hamamatsu Photonics KK	17,500	751,375
Hankyu Hanshin Holdings, Inc.	27,000	812,694
Hikari Tsushin, Inc.(x)	2,600	304,246
Hirose Electric Co. Ltd.	3,324	432,017
Hitachi Construction Machinery Co. Ltd.(x)	12,300	228,534
Hitachi Ltd.	118,000	4,996,388
Hitachi Metals Ltd.*	25,900	389,404
Honda Motor Co. Ltd.(x)	198,700	4,328,498
Hoshizaki Corp.	13,800	381,923
Hoya Corp.	44,700	4,297,676
Hulic Co. Ltd.	46,900	345,090
Ibiden Co. Ltd.	13,000	356,937
Idemitsu Kosan Co. Ltd.(x)	24,077	520,961
Iida Group Holdings Co. Ltd.(x)	21,100	286,656
Inpex Corp.	130,700	1,226,221
Isuzu Motors Ltd.	71,200	787,093
Ito En Ltd.	6,900	277,665
ITOCHU Corp.(x)	144,800	3,509,355
Itochu Techno-Solutions Corp.	11,100	258,894
Japan Airlines Co. Ltd.(x)*	16,538	295,541
Japan Exchange Group, Inc.	65,300	882,723
Japan Metropolitan Fund Invest (REIT)	798	600,293
Japan Post Bank Co. Ltd.	51,600	359,763
Japan Post Holdings Co. Ltd.	284,600	1,884,510
Japan Post Insurance Co. Ltd.(x)	26,300	368,450
Japan Real Estate Investment Corp. (REIT)	158	650,625
Japan Tobacco, Inc.	147,000	2,412,812
JFE Holdings, Inc.(x)	60,500	563,126
JSR Corp.	22,500	428,767
Kajima Corp.(x)	51,400	488,254
Kakaku.com, Inc.	16,200	272,383
Kansai Electric Power Co., Inc. (The)(x)	90,100	750,853
Kao Corp.	58,400	2,368,026
KDDI Corp.(x)	197,000	5,777,998
Keio Corp.	13,900	502,793
Keisei Electric Railway Co. Ltd.	14,000	381,760
Keyence Corp.	23,740	7,881,750
Kikkoman Corp.(x)	17,500	983,904
Kintetsu Group Holdings Co. Ltd.	20,300	673,140
Kirin Holdings Co. Ltd.	99,600	1,533,958
Kobayashi Pharmaceutical Co. Ltd.	6,200	361,465
Kobe Bussan Co. Ltd.	20,200	483,445
Koei Tecmo Holdings Co. Ltd.(x)	16,640	270,657
Koito Manufacturing Co. Ltd.	27,600	378,240
Komatsu Ltd.	115,100	2,081,458
Konami Group Corp.	11,800	545,542
Kose Corp.	4,000	407,183
Kubota Corp.	122,700	1,701,500
Kurita Water Industries Ltd.	11,900	419,681
Kyocera Corp.	38,700	1,956,233
Kyowa Kirin Co. Ltd.	34,300	786,855
Lasertec Corp.	9,500	955,303
Lixil Corp.	34,000	492,672
M3, Inc.	52,900	1,458,699
Makita Corp.	27,500	533,197
Marubeni Corp.(x)	192,100	1,686,595
Mazda Motor Corp.	71,600	473,946
McDonald’s Holdings Co. Japan Ltd.	10,676	371,884
Meiji Holdings Co. Ltd.(x)	12,922	573,204
Minebea Mitsumi, Inc.	42,700	633,312
MISUMI Group, Inc.	33,500	712,744
Mitsubishi Chemical Group Corp.(x)	156,100	716,804
Mitsubishi Corp.(x)	153,700	4,221,179
Mitsubishi Electric Corp.	240,700	2,174,363
Mitsubishi Estate Co. Ltd.(x)	148,100	1,943,210
Mitsubishi HC Capital, Inc.	87,200	375,126
Mitsubishi Heavy Industries Ltd.(x)	38,699	1,290,238
Mitsubishi UFJ Financial Group, Inc.(x)	1,461,400	6,590,075
Mitsui & Co. Ltd.(x)	169,200	3,630,010
Mitsui Chemicals, Inc.	24,100	470,587
Mitsui Fudosan Co. Ltd.	108,800	2,073,963
Mitsui OSK Lines Ltd.(x)	42,000	754,344
Mizuho Financial Group, Inc.(x)	294,043	3,176,827
MonotaRO Co. Ltd.	32,400	489,741
MS&AD Insurance Group Holdings, Inc.(x)	55,580	1,470,857
Murata Manufacturing Co. Ltd.	69,600	3,197,071
NEC Corp.	31,700	1,014,695
Nexon Co. Ltd.	59,300	1,037,068
NGK Insulators Ltd.(x)	31,600	393,919
Nidec Corp.	54,900	3,092,628
Nihon M&A Center Holdings, Inc.	39,400	445,690
Nintendo Co. Ltd.	138,000	5,587,988
Nippon Building Fund, Inc. (REIT)	190	835,440
Nippon Express Holdings, Inc.	9,900	500,586
Nippon Paint Holdings Co. Ltd.	105,100	703,917
Nippon Prologis REIT, Inc. (REIT)	259	564,916
Nippon Sanso Holdings Corp.	22,600	356,958
Nippon Shinyaku Co. Ltd.	6,800	344,965
Nippon Steel Corp.(x)	100,608	1,400,359
Nippon Telegraph & Telephone Corp.(x)	145,496	3,925,193
Nippon Yusen KK(x)	58,800	1,004,198
Nissan Chemical Corp.(x)	15,500	692,688
Nissan Motor Co. Ltd.	285,100	911,364
Nisshin Seifun Group, Inc.(x)	23,015	233,658
Nissin Foods Holdings Co. Ltd.	8,000	555,398
Nitori Holdings Co. Ltd.	9,500	794,968
Nitto Denko Corp.	16,600	900,072
Nomura Holdings, Inc.(x)	362,400	1,196,379
Nomura Real Estate Holdings, Inc.	14,100	319,645
Nomura Real Estate Master Fund, Inc. (REIT)	539	596,104
Nomura Research Institute Ltd.	40,198	987,971
NTT Data Corp.	80,100	1,035,193
Obayashi Corp.	83,800	538,088

See Notes to Portfolio of Investments.

239

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Obic Co. Ltd.	8,500	$1,126,986
Odakyu Electric Railway Co. Ltd.	39,100	500,157
Oji Holdings Corp.(x)	109,900	409,086
Olympus Corp.	153,700	2,958,084
Omron Corp.	22,200	1,011,824
Ono Pharmaceutical Co. Ltd.	44,600	1,037,485
Open House Group Co. Ltd.(x)	10,300	349,079
Oracle Corp.	4,900	258,674
Oriental Land Co. Ltd.	24,600	3,352,346
ORIX Corp.	149,200	2,098,346
Osaka Gas Co. Ltd.	45,600	686,585
Otsuka Corp.	13,200	409,088
Otsuka Holdings Co. Ltd.	46,200	1,465,379
Pan Pacific International Holdings Corp.	44,600	783,711
Panasonic Holdings Corp.	264,900	1,860,264
Persol Holdings Co. Ltd.	21,000	382,724
Rakuten Group, Inc.	106,700	457,745
Recruit Holdings Co. Ltd.	176,000	5,079,926
Renesas Electronics Corp.*	142,900	1,190,946
Resona Holdings, Inc.	266,705	973,816
Ricoh Co. Ltd.	71,500	521,768
Rohm Co. Ltd.	10,700	701,755
SBI Holdings, Inc.(x)	30,220	543,064
SCSK Corp.(x)	18,600	279,080
Secom Co. Ltd.(x)	26,000	1,477,261
Seiko Epson Corp.(x)	36,600	499,189
Sekisui Chemical Co. Ltd.(x)	48,000	587,515
Sekisui House Ltd.	77,200	1,282,158
Seven & i Holdings Co. Ltd.	92,100	3,699,560
SG Holdings Co. Ltd.	35,900	487,885
Sharp Corp.(x)	30,400	181,644
Shimadzu Corp.	29,800	775,691
Shimano, Inc.	9,000	1,418,417
Shimizu Corp.(x)	69,900	343,002
Shin-Etsu Chemical Co. Ltd.	45,700	4,538,176
Shionogi & Co. Ltd.	32,100	1,552,904
Shiseido Co. Ltd.	47,900	1,676,636
Shizuoka Bank Ltd. (The)(r)(x)	52,600	318,188
SMC Corp.	6,900	2,783,617
SoftBank Corp.(x)	350,000	3,500,245
SoftBank Group Corp.	147,000	4,993,611
Sompo Holdings, Inc.	39,125	1,559,334
Sony Group Corp.	154,200	9,924,669
Square Enix Holdings Co. Ltd.	9,700	415,987
Subaru Corp.	75,800	1,136,939
SUMCO Corp.	42,100	489,178
Sumitomo Chemical Co. Ltd.	183,400	633,221
Sumitomo Corp.	140,100	1,748,300
Sumitomo Electric Industries Ltd.	91,900	932,857
Sumitomo Metal Mining Co. Ltd.	30,099	867,319
Sumitomo Mitsui Financial Group, Inc.	159,197	4,430,075
Sumitomo Mitsui Trust Holdings, Inc.	41,468	1,172,168
Sumitomo Realty & Development Co. Ltd.(x)	38,600	878,964
Suntory Beverage & Food Ltd.	16,300	578,402
Suzuki Motor Corp.	44,200	1,371,093
Sysmex Corp.	20,100	1,081,782
T&D Holdings, Inc.(x)	64,800	612,783
Taisei Corp.	23,400	650,873
Takeda Pharmaceutical Co. Ltd.(x)	183,263	4,759,735
TDK Corp.	47,900	1,453,579
Terumo Corp.(x)	78,000	2,201,049
TIS, Inc.	25,600	679,744
Tobu Railway Co. Ltd.	25,100	592,181
Toho Co. Ltd.	13,900	500,908
Tokio Marine Holdings, Inc.	228,600	4,063,047
Tokyo Electric Power Co. Holdings, Inc.*	192,700	612,410
Tokyo Electron Ltd.	18,200	4,506,155
Tokyo Gas Co. Ltd.	47,500	802,223
Tokyu Corp.(x)	62,900	716,762
Toppan, Inc.	32,200	480,499
Toray Industries, Inc.	172,000	844,190
Toshiba Corp.(x)	47,700	1,698,942
Tosoh Corp.(x)	32,200	359,559
TOTO Ltd.	17,100	570,989
Toyota Industries Corp.	16,900	805,219
Toyota Motor Corp.	1,296,550	16,876,974
Toyota Tsusho Corp.	26,300	816,384
Trend Micro, Inc.	16,700	904,444
Unicharm Corp.	50,000	1,634,344
USS Co. Ltd.	25,800	397,088
Welcia Holdings Co. Ltd.	13,200	277,351
West Japan Railway Co.	28,100	1,076,933
Yakult Honsha Co. Ltd.	16,100	936,210
Yamaha Corp.(x)	16,800	598,307
Yamaha Motor Co. Ltd.	37,600	704,584
Yamato Holdings Co. Ltd.	33,700	504,484
Yaskawa Electric Corp.	29,300	845,778
Yokogawa Electric Corp.	28,100	442,818
Z Holdings Corp.	322,700	838,531
ZOZO, Inc.	14,300	285,183

		338,690,242

Jordan (0.0%)†
Hikma Pharmaceuticals plc	22,414	339,359

Luxembourg (0.1%)
ArcelorMittal SA	65,603	1,311,938
Eurofins Scientific SE	15,485	918,240

		2,230,178

Macau (0.1%)
Galaxy Entertainment Group Ltd.	265,000	1,547,290
Sands China Ltd.*	282,800	700,179

		2,247,469

Netherlands (4.8%)
ABN AMRO Bank NV (CVA)(m)	50,430	452,022
Adyen NV(m)*	2,617	3,255,674
Aegon NV	220,517	876,358
Akzo Nobel NV	22,995	1,296,828
Argenx SE*	6,576	2,375,556
ASM International NV	5,573	1,246,903
ASML Holding NV	49,695	20,613,052
Euronext NV(m)	10,755	680,557
EXOR NV*	13,376	858,387
Heineken Holding NV	12,555	857,199
Heineken NV	31,562	2,766,930
IMCD NV	7,168	850,690
ING Groep NV	486,735	4,173,418
JDE Peet’s NV	14,011	408,667
Koninklijke Ahold Delhaize NV	128,260	3,266,006
Koninklijke DSM NV	21,476	2,435,805
Koninklijke KPN NV	405,758	1,099,493
Koninklijke Philips NV	103,440	1,597,791
NN Group NV	33,039	1,285,907
OCI NV	13,121	482,471
Randstad NV(x)	15,259	659,844
Shell plc	909,406	22,626,291
Universal Music Group NV(x)	89,287	1,683,067
Wolters Kluwer NV	31,565	3,073,202

		78,922,118

New Zealand (0.2%)
Auckland International Airport Ltd.*	153,139	615,530

See Notes to Portfolio of Investments.

240

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Fisher & Paykel Healthcare Corp. Ltd.	72,402	$746,549
Mercury NZ Ltd.	88,765	282,776
Meridian Energy Ltd.	149,621	402,300
Spark New Zealand Ltd.	226,432	634,310
Xero Ltd.*	16,176	743,405

		3,424,870

Norway (0.7%)
Aker BP ASA	39,315	1,127,312
DNB Bank ASA	112,010	1,773,337
Equinor ASA	119,225	3,932,468
Gjensidige Forsikring ASA	24,944	426,830
Kongsberg Gruppen ASA	11,136	337,798
Mowi ASA	51,522	652,846
Norsk Hydro ASA	155,385	835,890
Orkla ASA	92,310	670,255
Salmar ASA	7,336	247,059
Telenor ASA	89,928	820,737

		10,824,532

Portugal (0.2%)
EDP - Energias de Portugal SA	334,507	1,448,126
Galp Energia SGPS SA, Class B	63,649	610,009
Jeronimo Martins SGPS SA	35,393	659,415

		2,717,550

Singapore (1.6%)
CapitaLand Integrated Commercial Trust (REIT)	680,305	904,471
Capitaland Investment Ltd.	327,700	789,342
CapLand Ascendas REIT (REIT)	430,866	803,062
City Developments Ltd.	47,700	251,472
DBS Group Holdings Ltd.	221,100	5,111,825
Genting Singapore Ltd.	744,641	405,051
Grab Holdings Ltd., Class A(x)*	161,714	425,308
Keppel Corp. Ltd.	186,500	895,470
Mapletree Logistics Trust (REIT)	377,651	407,772
Mapletree Pan Asia Commercial Trust (REIT)	237,900	284,152
Oversea-Chinese Banking Corp. Ltd.	420,806	3,447,012
Sea Ltd. (ADR)*	44,654	2,502,857
Singapore Airlines Ltd.*	164,400	580,144
Singapore Exchange Ltd.	98,100	643,158
Singapore Technologies Engineering Ltd.	174,400	432,316
Singapore Telecommunications Ltd.	1,014,800	1,867,844
STMicroelectronics NV	83,932	2,589,684
United Overseas Bank Ltd.	144,675	2,626,790
UOL Group Ltd.	52,911	243,948
Venture Corp. Ltd.	36,400	414,581

		25,626,259

South Africa (0.3%)
Anglo American plc	155,353	4,692,962

South Korea (0.1%)
Delivery Hero SE(m)*	20,487	758,688

Spain (2.2%)
Acciona SA	3,074	542,575
ACS Actividades de Construccion y Servicios SA(x)	26,874	601,414
Aena SME SA(m)*	8,751	905,491
Amadeus IT Group SA*	55,193	2,554,826
Banco Bilbao Vizcaya Argentaria SA	811,681	3,645,714
Banco Santander SA	2,088,254	4,853,622
CaixaBank SA	552,851	1,781,505
Cellnex Telecom SA(m)	67,591	2,083,923
EDP Renovaveis SA	33,157	681,461
Enagas SA	30,951	477,697
Endesa SA	34,963	524,102
Ferrovial SA	57,450	1,303,799
Grifols SA*	36,105	309,100
Iberdrola SA	734,904	6,831,944
Industria de Diseno Textil SA	133,042	2,748,035
Naturgy Energy Group SA	18,114	417,566
Red Electrica Corp. SA	50,343	771,056
Repsol SA	177,388	2,041,315
Siemens Gamesa Renewable Energy SA*	28,739	504,745
Telefonica SA	639,445	2,108,082

		35,687,972

Sweden (2.8%)
Alfa Laval AB	35,219	870,093
Assa Abloy AB, Class B	122,514	2,289,468
Atlas Copco AB, Class A	329,678	3,052,881
Atlas Copco AB, Class B	191,951	1,588,198
Boliden AB	31,934	987,622
Electrolux AB, Class B(x)	26,592	275,419
Embracer Group AB(x)*	68,839	408,051
Epiroc AB, Class A	76,931	1,100,397
Epiroc AB, Class B	48,973	615,959
EQT AB	35,627	685,391
Essity AB, Class B	74,987	1,480,184
Evolution AB(m)	22,772	1,793,351
Fastighets AB Balder, Class B*	77,838	307,641
Getinge AB, Class B	28,766	493,745
H & M Hennes & Mauritz AB, Class B(x)	90,067	832,402
Hexagon AB, Class B	230,828	2,140,069
Holmen AB, Class B	11,684	444,600
Husqvarna AB, Class B	52,123	287,269
Industrivarden AB, Class C	20,811	414,479
Industrivarden AB, Class A	14,864	299,201
Indutrade AB	34,017	548,590
Investment AB Latour, Class B	18,533	304,130
Investor AB, Class A(x)	64,200	982,419
Investor AB, Class B	221,540	3,229,334
Kinnevik AB, Class B*	30,063	392,823
L E Lundbergforetagen AB, Class B	9,254	332,704
Lifco AB, Class B	29,260	403,923
Nibe Industrier AB, Class B	179,591	1,594,572
Sagax AB, Class B	23,672	389,668
Sandvik AB	132,790	1,808,266
Securitas AB, Class B(x)	40,376	281,105
Skandinaviska Enskilda Banken AB, Class A	202,329	1,920,557
Skanska AB, Class B	42,740	531,224
SKF AB, Class B	42,873	573,296
Svenska Cellulosa AB SCA, Class B	73,697	934,598
Svenska Handelsbanken AB, Class A	181,834	1,485,866
Swedbank AB, Class A	110,353	1,442,833
Swedish Match AB	185,081	1,832,360
Swedish Orphan Biovitrum AB*	21,037	407,234
Tele2 AB, Class B	70,702	609,819
Telefonaktiebolaget LM Ericsson, Class B(x)	358,495	2,087,778
Telia Co. AB	321,984	926,754
Volvo AB, Class A	26,124	386,904
Volvo AB, Class B	187,938	2,651,851
Volvo Car AB, Class B*	74,215	320,064

		46,745,092

Switzerland (5.4%)
ABB Ltd. (Registered)	200,260	5,156,890
Adecco Group AG (Registered)	19,946	547,721
Alcon, Inc.	60,684	3,514,212
Bachem Holding AG, Class B	3,890	241,987
Baloise Holding AG (Registered)	5,472	697,586

See Notes to Portfolio of Investments.

241

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Barry Callebaut AG (Registered)	429	$806,638
Chocoladefabriken Lindt & Spruengli AG	130	1,256,125
Chocoladefabriken Lindt & Spruengli AG (Registered)	12	1,189,811
Cie Financiere Richemont SA (Registered)	63,819	5,988,347
Clariant AG (Registered)*	24,093	383,440
Credit Suisse Group AG (Registered)	326,791	1,287,919
EMS-Chemie Holding AG (Registered)	924	581,557
Geberit AG (Registered)	4,304	1,841,491
Givaudan SA (Registered)	1,123	3,385,750
Holcim AG*	69,038	2,816,595
Julius Baer Group Ltd.	27,472	1,195,399
Kuehne + Nagel International AG (Registered)	6,521	1,321,315
Logitech International SA (Registered)(x)	22,003	1,004,731
Lonza Group AG (Registered)	9,277	4,511,487
Novartis AG (Registered)	264,487	20,162,703
Partners Group Holding AG	2,781	2,234,166
Schindler Holding AG	5,049	783,193
Schindler Holding AG (Registered)	3,011	452,625
SGS SA (Registered)	761	1,625,524
SIG Group AG*	38,092	773,919
Sika AG (Registered)	18,117	3,627,897
Sonova Holding AG (Registered)	6,613	1,454,263
Straumann Holding AG (Registered)	13,880	1,263,208
Swatch Group AG (The)	3,541	795,237
Swatch Group AG (The) (Registered)	6,356	265,987
Swiss Life Holding AG (Registered)	3,872	1,705,973
Swiss Prime Site AG (Registered)	8,872	705,762
Swisscom AG (Registered)	3,094	1,445,109
Temenos AG (Registered)	7,912	532,754
UBS Group AG (Registered)	430,018	6,212,026
VAT Group AG(m)	3,416	689,644
Zurich Insurance Group AG	18,395	7,312,462

		89,771,453

United Arab Emirates (0.0%)
NMC Health plc(r)*	12,466	—

United Kingdom (10.7%)
3i Group plc	121,043	1,453,383
abrdn plc	262,441	398,803
Admiral Group plc	19,691	417,894
Ashtead Group plc	55,030	2,456,862
Associated British Foods plc	42,525	592,868
AstraZeneca plc	189,434	20,832,069
Auto Trader Group plc(m)	119,101	675,274
AVEVA Group plc	14,658	510,637
Aviva plc	335,679	1,441,808
BAE Systems plc	388,711	3,415,149
Barclays plc	2,046,325	3,262,488
Barratt Developments plc	110,292	417,785
Berkeley Group Holdings plc	13,072	479,163
BP plc	2,362,179	11,232,998
British American Tobacco plc	263,337	9,416,774
British Land Co. plc (The) (REIT)	109,910	424,124
BT Group plc	865,378	1,170,047
Bunzl plc	39,599	1,205,082
Burberry Group plc	49,611	989,299
CK Hutchison Holdings Ltd.	323,652	1,777,349
CNH Industrial NV	124,656	1,391,670
Coca-Cola Europacific Partners plc	25,431	1,083,869
Compass Group plc	217,526	4,348,173
Croda International plc	17,453	1,246,742
DCC plc	12,254	637,508
Diageo plc	279,624	11,720,650
Entain plc	67,895	815,331
Experian plc	113,174	3,317,946
Haleon plc*	632,256	1,956,258
Halma plc	47,841	1,077,232
Hargreaves Lansdown plc	42,558	408,486
HSBC Holdings plc	2,457,333	12,733,673
Imperial Brands plc	112,449	2,320,473
Informa plc	183,158	1,055,188
InterContinental Hotels Group plc	21,563	1,034,498
Intertek Group plc	19,816	815,242
J Sainsbury plc	213,509	412,378
JD Sports Fashion plc	334,822	365,695
Johnson Matthey plc	20,299	412,725
Just Eat Takeaway.com NV(m)*	21,345	325,429
Kingfisher plc	263,824	640,880
Land Securities Group plc (REIT)	89,759	516,249
Legal & General Group plc	742,281	1,776,286
Lloyds Banking Group plc	8,449,123	3,860,110
London Stock Exchange Group plc	40,329	3,400,682
M&G plc	315,682	581,174
Melrose Industries plc	535,875	598,319
National Grid plc	449,554	4,639,326
NatWest Group plc	637,023	1,589,781
Next plc	15,269	811,253
Ocado Group plc*	71,902	373,364
Pearson plc	80,459	771,100
Persimmon plc	38,842	534,736
Phoenix Group Holdings plc	90,768	528,464
Reckitt Benckiser Group plc	87,256	5,766,872
RELX plc (London Stock Exchange)	105,300	2,570,650
RELX plc (Turquoise Stock Exchange)	130,049	3,154,877
Rentokil Initial plc	219,066	1,156,755
Rolls-Royce Holdings plc*	1,045,785	803,682
Sage Group plc (The)	126,916	976,459
Schroders plc	95,459	413,287
Segro plc (REIT)	150,573	1,261,689
Severn Trent plc	30,252	790,829
Smith & Nephew plc	107,469	1,239,853
Smiths Group plc	42,636	714,560
Spirax-Sarco Engineering plc	8,665	995,352
SSE plc	128,371	2,176,537
St James’s Place plc	62,473	712,633
Standard Chartered plc	308,414	1,939,874
Taylor Wimpey plc	440,342	429,403
Tesco plc	947,330	2,169,120
Unilever plc (Cboe Europe)	207,162	9,136,596
Unilever plc (London Stock Exchange)	104,826	4,612,329
United Utilities Group plc	86,201	853,613
Vodafone Group plc	3,239,076	3,648,100
Whitbread plc	25,822	659,378
WPP plc	131,986	1,092,244

		177,945,438

United States (5.7%)
CyberArk Software Ltd.*	5,030	754,198
Ferguson plc	26,357	2,744,494
GSK plc	497,245	7,252,810
James Hardie Industries plc (CHDI)	52,358	1,019,720
Nestle SA (Registered)	344,156	37,265,080
QIAGEN NV*	28,002	1,178,373
Roche Holding AG	85,894	28,006,515
Roche Holding AG CHF 1	3,322	1,294,400
Schneider Electric SE	66,330	7,441,623
Stellantis NV (Euronext Paris)	146,873	1,735,491

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Stellantis NV (Italian Stock Exchange)	126,229	$1,490,605
Swiss Re AG	36,984	2,716,669
Tenaris SA	58,253	755,240

		93,655,218

Total Common Stocks (89.6%) (Cost $1,513,162,705)		1,485,220,199

	Number of Rights	Value (Note 1)
RIGHTS:
Sweden (0.0%)†
Securitas AB, expiring 10/11/22(x)* (Cost $81,850)	161,504	67,381

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.6%)
Banco Santander S.A., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $10,002,475, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/4/22-11/15/28; total market value $10,202,525.(xx)	$10,000,000	10,000,000
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $20,675,477, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $21,083,769.(xx)	20,670,361	20,670,361
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $5,003,111, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $5,480,250.(xx)	5,000,000	5,000,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $2,400,614, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $2,666,554.(xx)	2,400,000	2,400,000

Total Repurchase Agreements		43,070,361

Total Short-Term Investments (2.9%) (Cost $48,070,361)		48,070,361

Total Investments in Securities (92.5%) (Cost $1,561,314,916)		1,533,357,941
Other Assets Less Liabilities (7.5%)		124,374,516

Net Assets (100%)		$1,657,732,457

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $21,776,908 or 1.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $78,868,901. This was collateralized by $35,176,285 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/6/22 - 5/15/52 and by cash of $48,070,361 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2022	Market Value	% of Net Assets
Financials	$261,480,120	15.8%
Industrials	223,087,971	13.5
Health Care	200,863,410	12.1
Consumer Discretionary	167,445,321	10.1
Consumer Staples	167,359,535	10.1
Information Technology	117,232,519	7.1
Materials	111,374,360	6.7
Energy	73,240,490	4.4
Communication Services	71,983,062	4.3
Utilities	49,910,012	3.0
Repurchase Agreements	43,070,361	2.6
Real Estate	41,310,780	2.5
Investment Company	5,000,000	0.3
Cash and Other	124,374,516	7.5

		100.0%

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	2,067	12/2022	EUR	67,154,055	(5,087,751)
FTSE 100 Index	547	12/2022	GBP	42,230,506	(2,823,614)
SPI 200 Index	159	12/2022	AUD	16,440,508	(1,147,971)
TOPIX Index	327	12/2022	JPY	41,482,208	(1,475,659)

					(10,534,995)

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	893,884	AUD	1,390,869	HSBC Bank plc	10/5/2022	4,214
EUR	6,494,920	USD	6,361,419	HSBC Bank plc	12/16/2022	40,668
USD	1,845,760	AUD	2,771,203	HSBC Bank plc	12/16/2022	70,903
USD	71,230,305	EUR	71,325,525	HSBC Bank plc	12/16/2022	924,248
USD	6,134,843	JPY	875,047,385	HSBC Bank plc	12/16/2022	37,908

Total unrealized appreciation						1,077,941

AUD	22,992,025	USD	15,645,383	HSBC Bank plc	12/16/2022	(919,811)
GBP	33,160,467	USD	38,182,271	HSBC Bank plc	12/16/2022	(1,116,189)
JPY	5,695,449,913	USD	40,903,041	HSBC Bank plc	12/16/2022	(1,219,721)
USD	1,922,893	GBP	1,764,345	HSBC Bank plc	12/16/2022	(49,255)
USD	1,752,004	JPY	251,790,782	HSBC Bank plc	12/16/2022	(2,361)

Total unrealized depreciation						(3,307,337)

Net unrealized depreciation						(2,229,396)

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Australia	$—	$130,641,412	$—		$130,641,412
Austria	—	3,462,914	—		3,462,914
Belgium	—	12,247,540	—		12,247,540
Brazil	—	695,641	—		695,641
Chile	—	541,764	—		541,764
China	243,504	9,747,593	—		9,991,097
Denmark	—	39,281,787	—		39,281,787
Finland	—	18,691,519	—		18,691,519
France	—	154,271,064	—		154,271,064
Germany	—	111,042,308	—		111,042,308
Hong Kong	1,525,087	38,724,197	—		40,249,284
Ireland	698,487	8,717,476	—		9,415,963
Israel	3,297,254	8,449,944	—		11,747,198
Italy	—	28,661,308	—		28,661,308
Japan	—	338,372,054	318,188		338,690,242
Jordan	—	339,359	—		339,359
Luxembourg	—	2,230,178	—		2,230,178
Macau	—	2,247,469	—		2,247,469
Netherlands	—	78,922,118	—		78,922,118
New Zealand	—	3,424,870	—		3,424,870
Norway	—	10,824,532	—		10,824,532
Portugal	—	2,717,550	—		2,717,550
Singapore	2,928,165	22,698,094	—		25,626,259
South Africa	—	4,692,962	—		4,692,962
South Korea	—	758,688	—		758,688
Spain	—	35,687,972	—		35,687,972
Sweden	—	46,745,092	—		46,745,092
Switzerland	—	89,771,453	—		89,771,453
United Arab Emirates	—	—	—	(c)	— (c)
United Kingdom	1,083,869	176,861,569	—		177,945,438
United States	754,198	92,901,020	—		93,655,218
Forward Currency Contracts	—	1,077,941	—		1,077,941
Rights
Sweden	—	67,381	—		67,381
Short-Term Investments
Investment Company	5,000,000	—	—		5,000,000
Repurchase Agreements	—	43,070,361	—		43,070,361

Total Assets	$15,530,564	$1,518,587,130	$318,188		$1,534,435,882

Liabilities:
Forward Currency Contracts	$—	$(3,307,337)	$—		$(3,307,337)
Futures	(10,534,995)	—	—		(10,534,995)

Total Liabilities	$(10,534,995)	$(3,307,337)	$—		$(13,842,332)

Total	$4,995,569	$1,515,279,793	$318,188		$1,520,593,550

(a)	A security with a market value of $284,152 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

(b)	A security with a market value of $318,188 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$293,005,957
Aggregate gross unrealized depreciation	(369,306,073)

Net unrealized depreciation	$(76,300,116)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,596,893,666

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.6%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	36,385	$558,146
Bezeq The Israeli Telecommunication Corp. Ltd.	9,441	15,442
BT Group plc	40,865	55,252
Cellnex Telecom SA(m)	3,196	98,537
Deutsche Telekom AG (Registered)	19,327	331,305
Elisa OYJ	823	37,324
HKT Trust & HKT Ltd.	21,918	25,635
Infrastrutture Wireless Italiane SpA(m)	1,944	16,997
Koninklijke KPN NV	18,080	48,992
Lumen Technologies, Inc.	4,864	35,410
Nippon Telegraph & Telephone Corp.	7,080	191,004
Orange SA	11,544	104,389
Proximus SADP	880	9,118
Singapore Telecommunications Ltd.	47,781	87,946
Spark New Zealand Ltd.	10,804	30,266
Swisscom AG (Registered)	158	73,797
Telecom Italia SpA*	57,658	10,702
Telefonica Deutschland Holding AG	6,024	12,200
Telefonica SA	30,183	99,505
Telenor ASA	4,049	36,954
Telia Co. AB	15,382	44,273
Telstra Corp. Ltd.	24,077	59,012
United Internet AG (Registered)	561	10,581
Verizon Communications, Inc.	21,444	814,229

		2,807,016

Entertainment (0.8%)
Activision Blizzard, Inc.	3,635	270,226
Bollore SE	5,116	23,404
Capcom Co. Ltd.(x)	1,019	25,477
Electronic Arts, Inc.	1,349	156,093
Embracer Group AB(x)*	3,237	19,188
Koei Tecmo Holdings Co. Ltd.(x)	680	11,060
Konami Group Corp.(x)	539	24,919
Live Nation Entertainment, Inc.*	725	55,129
Netflix, Inc.*	2,271	534,684
Nexon Co. Ltd.	2,855	49,930
Nintendo Co. Ltd.	6,590	266,847
Sea Ltd. (ADR)*	2,194	122,974
Square Enix Holdings Co. Ltd.	496	21,271
Take-Two Interactive Software, Inc.*	800	87,200
Toho Co. Ltd.	647	23,316
Ubisoft Entertainment SA*	536	14,716
Universal Music Group NV(x)	4,197	79,114
Walt Disney Co. (The)*	9,308	878,023
Warner Bros Discovery, Inc.*	11,280	129,720

		2,793,291

Interactive Media & Services (2.2%)
Adevinta ASA*	1,486	8,718
Alphabet, Inc., Class A*	30,615	2,928,325
Alphabet, Inc., Class C*	27,377	2,632,298
Auto Trader Group plc(m)	4,951	28,071
Kakaku.com, Inc.	775	13,031
Match Group, Inc.*	1,445	68,999
Meta Platforms, Inc., Class A*	11,645	1,579,993
REA Group Ltd.(x)	366	26,551
Scout24 SE(m)	506	25,641
SEEK Ltd.	1,943	23,510
Twitter, Inc.*	3,433	150,503
Z Holdings Corp.	15,506	40,292

		7,525,932

Media (0.4%)
Charter Communications, Inc., Class A*	566	171,696
Comcast Corp., Class A	22,486	659,514
CyberAgent, Inc.	2,341	19,499
Dentsu Group, Inc.	1,251	35,616
DISH Network Corp., Class A*	1,282	17,730
Fox Corp., Class A	1,565	48,014
Fox Corp., Class B	719	20,492
Hakuhodo DY Holdings, Inc.(x)	1,352	9,536
Informa plc	8,698	50,110
Interpublic Group of Cos., Inc. (The)	1,997	51,123
News Corp., Class A	1,969	29,752
News Corp., Class B	610	9,406
Omnicom Group, Inc.	1,046	65,992
Paramount Global, Class B(x)	2,578	49,085
Pearson plc	3,853	36,926
Publicis Groupe SA	1,410	66,718
Vivendi SE	4,064	31,499
WPP plc	5,964	49,355

		1,422,063

Wireless Telecommunication Services (0.4%)
KDDI Corp.	9,653	283,122
SoftBank Corp.(x)	16,620	166,212
SoftBank Group Corp.	7,234	245,740
Tele2 AB, Class B(x)	3,338	28,791
T-Mobile US, Inc.*	3,073	412,304
Vodafone Group plc	157,133	176,975

		1,313,144

Total Communication Services		15,861,446

Consumer Discretionary (7.6%)
Auto Components (0.2%)
Aisin Corp.	852	21,884
Aptiv plc*	1,383	108,164
BorgWarner, Inc.	1,209	37,963
Bridgestone Corp.	3,431	110,913
Cie Generale des Etablissements Michelin SCA	4,076	90,809
Continental AG	636	28,574
Denso Corp.	2,592	118,309
Koito Manufacturing Co. Ltd.	1,208	16,555
Sumitomo Electric Industries Ltd.	3,913	39,720
Valeo	1,095	16,458

		589,349

Automobiles (1.8%)
Bayerische Motoren Werke AG	1,975	135,029
Bayerische Motoren Werke AG (Preference)(q)	405	26,482
Ferrari NV	752	140,261
Ford Motor Co.	20,165	225,848
General Motors Co.	7,445	238,910
Honda Motor Co. Ltd.	9,637	209,933
Isuzu Motors Ltd.	3,374	37,298
Mazda Motor Corp.	3,290	21,778
Mercedes-Benz Group AG	4,807	245,819
Nissan Motor Co. Ltd.	13,433	42,941
Porsche Automobil Holding SE (Preference)(q)	950	54,116
Renault SA*	1,112	29,867
Stellantis NV	12,896	152,285
Subaru Corp.	3,560	53,397
Suzuki Motor Corp.	2,276	70,602
Tesla, Inc.*	13,599	3,607,135
Toyota Motor Corp.	62,968	819,644
Volkswagen AG	187	30,821
Volkswagen AG (Preference)(q)	1,104	136,365

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Volvo Car AB, Class B(x)*	3,504	$15,112
Yamaha Motor Co. Ltd.	1,722	32,268

		6,325,911

Distributors (0.1%)
D’ieteren Group	147	20,627
Genuine Parts Co.	722	107,809
LKQ Corp.	1,331	62,757
Pool Corp.	202	64,278

		255,471

Diversified Consumer Services (0.0%)†
IDP Education Ltd.(x)	1,208	20,213

Hotels, Restaurants & Leisure (1.2%)
Accor SA*	984	20,545
Aristocrat Leisure Ltd.	3,487	72,772
Booking Holdings, Inc.*	203	333,572
Caesars Entertainment, Inc.*	1,095	35,325
Carnival Corp.*	5,040	35,431
Chipotle Mexican Grill, Inc.*	142	213,392
Compass Group plc	10,548	210,846
Darden Restaurants, Inc.	626	79,076
Domino’s Pizza Enterprises Ltd.	350	11,459
Domino’s Pizza, Inc.	183	56,767
Entain plc	3,388	40,685
Evolution AB(m)	1,139	89,699
Expedia Group, Inc.*	776	72,703
Flutter Entertainment plc*	1,007	110,009
Galaxy Entertainment Group Ltd.	12,592	73,523
Genting Singapore Ltd.	34,991	19,033
Hilton Worldwide Holdings, Inc.	1,401	168,989
InterContinental Hotels Group plc	1,142	54,788
La Francaise des Jeux SAEM(m)	686	20,298
Las Vegas Sands Corp.*	1,678	62,959
Lottery Corp. Ltd. (The)*	12,855	34,151
Marriott International, Inc., Class A	1,409	197,457
McDonald’s Corp.	3,757	866,890
McDonald’s Holdings Co. Japan Ltd.	587	20,447
MGM Resorts International	1,666	49,513
Norwegian Cruise Line Holdings Ltd.(x)*	2,152	24,447
Oriental Land Co. Ltd.	1,220	166,255
Royal Caribbean Cruises Ltd.*	1,120	42,448
Sands China Ltd.*	14,049	34,784
Sodexo SA	574	43,170
Starbucks Corp.	5,859	493,679
Whitbread plc	1,168	29,825
Wynn Resorts Ltd.*	528	33,280
Yum! Brands, Inc.	1,453	154,512

		3,972,729

Household Durables (0.4%)
Barratt Developments plc	5,898	22,342
Berkeley Group Holdings plc	650	23,826
DR Horton, Inc.	1,615	108,770
Electrolux AB, Class B(x)	1,305	13,516
Garmin Ltd.	788	63,284
Iida Group Holdings Co. Ltd.(x)	851	11,561
Lennar Corp., Class A	1,302	97,064
Mohawk Industries, Inc.*	269	24,530
Newell Brands, Inc.	1,922	26,697
NVR, Inc.*	16	63,793
Open House Group Co. Ltd.	474	16,064
Panasonic Holdings Corp.	12,779	89,741
Persimmon plc	1,846	25,414
PulteGroup, Inc.	1,182	44,325
SEB SA	160	10,036
Sekisui Chemical Co. Ltd.(x)	2,182	26,708
Sekisui House Ltd.	3,565	59,209
Sharp Corp.(x)	1,239	7,403
Sony Group Corp.	7,488	481,945
Taylor Wimpey plc	21,101	20,577
Whirlpool Corp.	278	37,477

		1,274,282

Internet & Direct Marketing Retail (1.6%)
Amazon.com, Inc.*	45,255	5,113,815
Delivery Hero SE(m)*	1,050	38,884
eBay, Inc.	2,805	103,252
Etsy, Inc.*	646	64,684
Just Eat Takeaway.com NV(m)*	1,043	15,902
Prosus NV*	4,965	258,746
Rakuten Group, Inc.	5,024	21,553
Zalando SE(m)(x)*	1,286	25,498
ZOZO, Inc.	721	14,379

		5,656,713

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	1,223	79,878
Hasbro, Inc.	663	44,699
Shimano, Inc.	458	72,182
Yamaha Corp.(x)	900	32,052

		228,811

Multiline Retail (0.3%)
Dollar General Corp.	1,159	277,998
Dollar Tree, Inc.*	1,078	146,716
Next plc	769	40,857
Pan Pacific International Holdings Corp.	2,290	40,240
Target Corp.	2,368	351,387
Wesfarmers Ltd.	6,715	182,500

		1,039,698

Specialty Retail (1.1%)
Advance Auto Parts, Inc.	310	48,466
AutoZone, Inc.*	100	214,193
Bath & Body Works, Inc.	1,166	38,012
Best Buy Co., Inc.	1,023	64,797
CarMax, Inc.*	813	53,674
Chow Tai Fook Jewellery Group Ltd.	11,573	21,667
Fast Retailing Co. Ltd.	347	184,406
H & M Hennes & Mauritz AB, Class B(x)	4,226	39,057
Hikari Tsushin, Inc.	121	14,159
Home Depot, Inc. (The)	5,248	1,448,133
Industria de Diseno Textil SA	6,535	134,983
JD Sports Fashion plc	14,924	16,300
Kingfisher plc	10,937	26,568
Lowe’s Cos., Inc.	3,263	612,824
Nitori Holdings Co. Ltd.	514	43,012
O’Reilly Automotive, Inc.*	326	229,292
Ross Stores, Inc.	1,787	150,591
TJX Cos., Inc. (The)	5,982	371,602
Tractor Supply Co.	567	105,394
Ulta Beauty, Inc.*	265	106,315
USS Co. Ltd.	1,268	19,516

		3,942,961

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	1,054	122,317
Burberry Group plc	2,342	46,702
Cie Financiere Richemont SA (Registered)	3,109	291,728
EssilorLuxottica SA	1,720	233,052
Hermes International	192	225,669
Kering SA	453	200,325
LVMH Moet Hennessy Louis Vuitton SE	1,649	969,340
Moncler SpA	1,302	53,460
NIKE, Inc., Class B	6,452	536,290
Pandora A/S	578	26,922
Puma SE	611	28,606

See Notes to Portfolio of Investments.

249

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Ralph Lauren Corp.	219	$18,600
Swatch Group AG (The)	189	42,445
Swatch Group AG (The) (Registered)	304	12,722
Tapestry, Inc.	1,286	36,561
VF Corp.	1,686	50,428

		2,895,167

Total Consumer Discretionary		26,201,305

Consumer Staples (5.4%)
Beverages (1.3%)
Anheuser-Busch InBev SA/NV	5,220	236,142
Asahi Group Holdings Ltd.	2,793	86,643
Brown-Forman Corp., Class B	934	62,176
Budweiser Brewing Co. APAC Ltd.(m)	9,962	25,966
Carlsberg A/S, Class B	578	67,441
Coca-Cola Co. (The)	19,873	1,113,285
Coca-Cola Europacific Partners plc	1,294	55,150
Coca-Cola HBC AG	1,161	24,433
Constellation Brands, Inc., Class A	814	186,960
Davide Campari-Milano NV	3,024	26,824
Diageo plc	13,601	570,096
Heineken Holding NV	593	40,487
Heineken NV	1,550	135,883
Ito En Ltd.	309	12,435
Keurig Dr Pepper, Inc.	4,338	155,387
Kirin Holdings Co. Ltd.	4,760	73,310
Molson Coors Beverage Co., Class B	961	46,118
Monster Beverage Corp.*	1,964	170,789
PepsiCo, Inc.	7,047	1,150,493
Pernod Ricard SA	1,262	230,672
Remy Cointreau SA	160	26,517
Suntory Beverage & Food Ltd.	804	28,530
Treasury Wine Estates Ltd.	4,177	33,632

		4,559,369

Food & Staples Retailing (1.0%)
Aeon Co. Ltd.	3,784	70,784
Carrefour SA	3,650	50,566
Coles Group Ltd.	7,719	81,209
Costco Wholesale Corp.	2,262	1,068,275
Endeavour Group Ltd.	7,793	34,928
HelloFresh SE*	955	20,159
J Sainsbury plc	10,119	19,544
Jeronimo Martins SGPS SA	1,638	30,518
Kesko OYJ, Class B	1,580	29,360
Kobe Bussan Co. Ltd.	992	23,741
Koninklijke Ahold Delhaize NV	6,235	158,768
Kroger Co. (The)	3,325	145,469
Ocado Group plc*	2,824	14,664
Seven & i Holdings Co. Ltd.	4,482	180,037
Sysco Corp.	2,601	183,917
Tesco plc	43,393	99,358
Walgreens Boots Alliance, Inc.	3,663	115,018
Walmart, Inc.	7,278	943,957
Welcia Holdings Co. Ltd.	545	11,451
Woolworths Group Ltd.	7,233	156,499

		3,438,222

Food Products (1.3%)
Ajinomoto Co., Inc.	2,701	73,586
Archer-Daniels-Midland Co.	2,862	230,248
Associated British Foods plc	2,061	28,734
Barry Callebaut AG (Registered)	23	43,246
Campbell Soup Co.	1,028	48,439
Chocoladefabriken Lindt & Spruengli AG	7	67,638
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	99,151
Conagra Brands, Inc.	2,451	79,976
Danone SA	3,866	182,154
General Mills, Inc.	3,042	233,048
Hershey Co. (The)	750	165,353
Hormel Foods Corp.	1,478	67,160
J M Smucker Co. (The)	544	74,751
JDE Peet’s NV	581	16,946
Kellogg Co.	1,302	90,697
Kerry Group plc, Class A	969	86,084
Kikkoman Corp.(x)	928	52,175
Kraft Heinz Co. (The)	4,067	135,635
Lamb Weston Holdings, Inc.	734	56,797
McCormick & Co., Inc. (Non-Voting)	1,279	91,154
Meiji Holdings Co. Ltd.(x)	706	31,317
Mondelez International, Inc., Class A	6,998	383,700
Mowi ASA	2,350	29,777
Nestle SA (Registered)	16,715	1,809,894
Nisshin Seifun Group, Inc.(x)	1,144	11,614
Nissin Foods Holdings Co. Ltd.	367	25,479
Orkla ASA	4,346	31,556
Salmar ASA	347	11,686
Tyson Foods, Inc., Class A	1,479	97,511
WH Group Ltd.(m)	48,258	30,357
Wilmar International Ltd.	11,116	29,594
Yakult Honsha Co. Ltd.	831	48,322

		4,463,779

Household Products (0.8%)
Church & Dwight Co., Inc.	1,240	88,586
Clorox Co. (The)	629	80,757
Colgate-Palmolive Co.	4,259	299,195
Essity AB, Class B	3,521	69,502
Henkel AG & Co. KGaA	601	34,304
Henkel AG & Co. KGaA (Preference)(q)	1,106	66,108
Kimberly-Clark Corp.	1,724	194,019
Procter & Gamble Co. (The)	12,201	1,540,376
Reckitt Benckiser Group plc	4,266	281,946
Unicharm Corp.	2,486	81,260

		2,736,053

Personal Products (0.5%)
Beiersdorf AG	633	62,639
Estee Lauder Cos., Inc. (The), Class A	1,184	255,625
Haleon plc*	29,897	92,504
Kao Corp.	2,875	116,577
Kobayashi Pharmaceutical Co. Ltd.	308	17,957
Kose Corp.	242	24,634
L’Oreal SA	1,433	456,293
Shiseido Co. Ltd.	2,452	85,827
Unilever plc	15,205	669,018

		1,781,074

Tobacco (0.5%)
Altria Group, Inc.	9,195	371,294
British American Tobacco plc	12,804	457,863
Imperial Brands plc	5,253	108,400
Japan Tobacco, Inc.	6,944	113,977
Philip Morris International, Inc.	7,915	657,024
Swedish Match AB	8,649	85,628

		1,794,186

Total Consumer Staples		18,772,683

Energy (3.1%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	5,166	108,279
Halliburton Co.	4,631	114,015
Schlumberger NV	7,222	259,270
Tenaris SA	2,732	35,420

		516,984

See Notes to Portfolio of Investments.

250

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (2.9%)
Aker BP ASA	1,829	$52,444
Ampol Ltd.	1,379	25,462
APA Corp.	1,667	56,995
BP plc	114,333	543,694
Chevron Corp.	9,195	1,321,046
ConocoPhillips	6,500	665,210
Coterra Energy, Inc.	4,062	106,099
Devon Energy Corp.	3,343	201,015
Diamondback Energy, Inc.	908	109,378
ENEOS Holdings, Inc.	17,757	57,338
Eni SpA	14,604	155,149
EOG Resources, Inc.	2,992	334,296
EQT Corp.	1,888	76,936
Equinor ASA	5,791	191,008
Exxon Mobil Corp.	21,280	1,857,957
Galp Energia SGPS SA, Class B	2,900	27,793
Hess Corp.	1,423	155,093
Idemitsu Kosan Co. Ltd.	1,206	26,095
Inpex Corp.	5,923	55,569
Kinder Morgan, Inc.	10,123	168,447
Marathon Oil Corp.	3,460	78,127
Marathon Petroleum Corp.	2,546	252,894
Neste OYJ	2,558	110,943
Occidental Petroleum Corp.	3,805	233,817
OMV AG	852	30,665
ONEOK, Inc.	2,282	116,930
Phillips 66	2,456	198,248
Pioneer Natural Resources Co.	1,219	263,950
Repsol SA	8,396	96,618
Santos Ltd.	18,618	84,326
Shell plc	44,168	1,098,913
TotalEnergies SE	14,722	692,963
Valero Energy Corp.	2,012	214,982
Washington H Soul Pattinson & Co. Ltd.	1,253	21,324
Williams Cos., Inc. (The)	6,222	178,136
Woodside Energy Group Ltd.	11,362	231,143

		10,091,003

Total Energy		10,607,987

Financials (8.5%)
Banks (3.5%)
ABN AMRO Bank NV (CVA)(m)	2,447	21,933
Australia & New Zealand Banking Group Ltd.	17,587	255,359
Banco Bilbao Vizcaya Argentaria SA	38,584	173,302
Banco Santander SA	100,101	232,660
Bank Hapoalim BM	7,467	62,841
Bank Leumi Le-Israel BM	9,166	78,048
Bank of America Corp.	35,694	1,077,959
Barclays plc	98,547	157,115
BNP Paribas SA	6,597	278,508
BOC Hong Kong Holdings Ltd.	21,413	70,792
CaixaBank SA	25,654	82,667
Chiba Bank Ltd. (The)(x)	3,067	16,514
Citigroup, Inc.	9,889	412,075
Citizens Financial Group, Inc.	2,531	86,965
Comerica, Inc.	668	47,495
Commerzbank AG*	5,797	41,594
Commonwealth Bank of Australia	10,133	588,902
Concordia Financial Group Ltd.(x)	6,299	19,475
Credit Agricole SA	7,157	57,626
Danske Bank A/S	3,991	49,391
DBS Group Holdings Ltd.	10,703	247,453
DNB Bank ASA	5,382	85,208
Erste Group Bank AG	1,989	43,557
Fifth Third Bancorp	3,504	111,988
FinecoBank Banca Fineco SpA	3,529	43,375
First Republic Bank	933	121,803
Hang Seng Bank Ltd.	4,425	66,868
HSBC Holdings plc	119,106	617,196
Huntington Bancshares, Inc.	7,364	97,058
ING Groep NV	23,198	198,907
Intesa Sanpaolo SpA	95,570	157,300
Israel Discount Bank Ltd., Class A	6,735	33,837
Japan Post Bank Co. Ltd.	2,343	16,336
JPMorgan Chase & Co.	14,973	1,564,679
KBC Group NV	1,526	71,583
KeyCorp	4,762	76,287
Lloyds Banking Group plc	410,723	187,645
M&T Bank Corp.	897	158,159
Mediobanca Banca di Credito Finanziario SpA	3,108	24,297
Mitsubishi UFJ Financial Group, Inc.	70,301	317,017
Mizrahi Tefahot Bank Ltd.	969	33,860
Mizuho Financial Group, Inc.(x)	13,959	150,812
National Australia Bank Ltd.	19,019	348,736
NatWest Group plc	31,780	79,311
Nordea Bank Abp	20,251	173,277
Oversea-Chinese Banking Corp. Ltd.	19,593	160,495
PNC Financial Services Group, Inc. (The)	2,094	312,885
Regions Financial Corp.	4,771	95,754
Resona Holdings, Inc.	11,923	43,534
Shizuoka Bank Ltd. (The)(r)(x)	2,582	15,619
Signature Bank	321	48,471
Skandinaviska Enskilda Banken AB, Class A	9,417	89,389
Societe Generale SA	4,691	93,075
Standard Chartered plc	14,606	91,869
Sumitomo Mitsui Financial Group, Inc.	7,716	214,718
Sumitomo Mitsui Trust Holdings, Inc.	1,954	55,233
SVB Financial Group*	302	101,406
Svenska Handelsbanken AB, Class A	8,440	68,968
Swedbank AB, Class A	5,240	68,511
Truist Financial Corp.	6,773	294,896
UniCredit SpA	11,971	121,053
United Overseas Bank Ltd.	7,088	128,693
US Bancorp	6,904	278,369
Wells Fargo & Co.	19,367	778,941
Westpac Banking Corp.	20,590	270,373
Zions Bancorp NA	768	39,061

		12,209,083

Capital Markets (1.9%)
3i Group plc	5,631	67,612
abrdn plc	12,619	19,176
Ameriprise Financial, Inc.	552	139,076
Amundi SA(m)	352	14,596
ASX Ltd.	1,224	56,282
Bank of New York Mellon Corp. (The)	3,755	144,643
BlackRock, Inc.	770	423,716
Cboe Global Markets, Inc.	542	63,615
Charles Schwab Corp. (The)	7,797	560,370
CME Group, Inc.	1,835	325,034
Credit Suisse Group AG (Registered)	15,338	60,449
Daiwa Securities Group, Inc.(x)	7,324	28,698
Deutsche Bank AG (Registered)	11,959	89,450
Deutsche Boerse AG	1,127	185,546
EQT AB	1,712	32,935
Euronext NV(m)	568	35,942
FactSet Research Systems, Inc.	194	77,621
Franklin Resources, Inc.	1,450	31,204
Futu Holdings Ltd. (ADR)(x)*	416	15,513

See Notes to Portfolio of Investments.

251

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Goldman Sachs Group, Inc. (The)	1,743	$510,786
Hargreaves Lansdown plc	2,058	19,753
Hong Kong Exchanges & Clearing Ltd.	7,223	245,243
Intercontinental Exchange, Inc.	2,851	257,588
Invesco Ltd.	2,323	31,825
Japan Exchange Group, Inc.	2,948	39,851
Julius Baer Group Ltd.	1,380	60,048
London Stock Exchange Group plc	1,957	165,021
Macquarie Group Ltd.	2,188	212,334
MarketAxess Holdings, Inc.	192	42,718
Moody’s Corp.	806	195,947
Morgan Stanley	6,838	540,270
MSCI, Inc.	411	173,356
Nasdaq, Inc.	1,731	98,113
Nomura Holdings, Inc.	16,486	54,425
Northern Trust Corp.	1,064	91,036
Partners Group Holding AG	135	108,455
Raymond James Financial, Inc.	992	98,030
S&P Global, Inc.	1,740	531,309
SBI Holdings, Inc.	1,415	25,428
Schroders plc	4,229	18,311
Singapore Exchange Ltd.	4,650	30,486
St James’s Place plc	3,123	35,624
State Street Corp.	1,877	114,140
T. Rowe Price Group, Inc.	1,152	120,972
UBS Group AG (Registered)	20,686	298,829

		6,491,376

Consumer Finance (0.2%)
American Express Co.	3,063	413,229
Capital One Financial Corp.	1,960	180,653
Discover Financial Services	1,395	126,834
Synchrony Financial	2,460	69,347

		790,063

Diversified Financial Services (0.9%)
Berkshire Hathaway, Inc., Class B*	9,215	2,460,589
Eurazeo SE	294	15,351
EXOR NV*	704	45,178
Groupe Bruxelles Lambert NV	598	41,556
Industrivarden AB, Class A	760	15,298
Industrivarden AB, Class C	924	18,403
Investor AB, Class A	2,885	44,148
Investor AB, Class B	10,859	158,289
Kinnevik AB, Class B*	1,401	18,306
L E Lundbergforetagen AB, Class B	439	15,783
M&G plc	15,044	27,696
Mitsubishi HC Capital, Inc.	3,819	16,429
ORIX Corp.	7,068	99,404
Sofina SA	111	18,863
Wendel SE	155	11,087

		3,006,380

Insurance (2.0%)
Admiral Group plc	1,117	23,706
Aegon NV	10,342	41,100
Aflac, Inc.	2,936	165,003
Ageas SA/NV	1,018	36,936
AIA Group Ltd.	71,146	590,694
Allianz SE (Registered)	2,438	385,815
Allstate Corp. (The)	1,380	171,851
American International Group, Inc.	3,883	184,365
Aon plc, Class A	1,077	288,496
Arthur J Gallagher & Co.	1,074	183,890
Assicurazioni Generali SpA	6,404	87,167
Assurant, Inc.	272	39,513
Aviva plc	16,500	70,871
AXA SA	11,098	242,988
Baloise Holding AG (Registered)	303	38,627
Brown & Brown, Inc.	1,197	72,395
Chubb Ltd.	2,132	387,768
Cincinnati Financial Corp.	813	72,820
Dai-ichi Life Holdings, Inc.	5,817	92,464
Everest Re Group Ltd.	201	52,750
Gjensidige Forsikring ASA	1,157	19,798
Globe Life, Inc.	463	46,161
Hannover Rueck SE	383	57,843
Hartford Financial Services Group, Inc. (The)	1,650	102,201
Insurance Australia Group Ltd.	14,264	42,001
Japan Post Holdings Co. Ltd.	13,451	89,067
Japan Post Insurance Co. Ltd.(x)	1,156	16,195
Legal & General Group plc	34,545	82,667
Lincoln National Corp.	791	34,733
Loews Corp.	1,021	50,887
Marsh & McLennan Cos., Inc.	2,548	380,391
Medibank Pvt Ltd.	15,936	35,416
MetLife, Inc.	3,421	207,928
MS&AD Insurance Group Holdings, Inc.(x)	2,576	68,171
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	850	205,604
NN Group NV	1,683	65,504
Phoenix Group Holdings plc	4,048	23,568
Poste Italiane SpA(m)	3,023	22,833
Principal Financial Group, Inc.	1,184	85,426
Progressive Corp. (The)	2,987	347,119
Prudential Financial, Inc.	1,899	162,896
Prudential plc	15,902	156,238
QBE Insurance Group Ltd.	8,536	63,057
Sampo OYJ, Class A	2,844	121,375
Sompo Holdings, Inc.	1,836	73,174
Suncorp Group Ltd.	7,425	47,380
Swiss Life Holding AG (Registered)	192	84,594
Swiss Re AG	1,806	132,660
T&D Holdings, Inc.(x)	2,774	26,232
Tokio Marine Holdings, Inc.	10,890	193,555
Travelers Cos., Inc. (The)	1,212	185,678
Tryg A/S	2,083	42,809
W R Berkley Corp.	1,043	67,357
Willis Towers Watson plc	561	112,727
Zurich Insurance Group AG	905	359,760

		7,042,224

Total Financials		29,539,126

Health Care (9.5%)
Biotechnology (1.2%)
AbbVie, Inc.	9,028	1,211,648
Amgen, Inc.	2,731	615,567
Argenx SE*	327	118,128
Biogen, Inc.*	741	197,847
CSL Ltd.	2,861	518,765
Genmab A/S*	393	126,679
Gilead Sciences, Inc.	6,400	394,816
Grifols SA*	1,726	14,777
Incyte Corp.*	943	62,842
Moderna, Inc.*	1,718	203,153
Regeneron Pharmaceuticals, Inc.*	547	376,812
Swedish Orphan Biovitrum AB*	993	19,222
Vertex Pharmaceuticals, Inc.*	1,309	379,008

		4,239,264

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	8,942	865,228
ABIOMED, Inc.*	232	56,993
Alcon, Inc.	2,960	171,414
Align Technology, Inc.*	371	76,838
Asahi Intecc Co. Ltd.	1,254	19,841
Baxter International, Inc.	2,571	138,474

See Notes to Portfolio of Investments.

252

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Becton Dickinson and Co.	1,456	$324,440
BioMerieux	297	23,403
Boston Scientific Corp.*	7,310	283,116
Carl Zeiss Meditec AG	278	29,276
Cochlear Ltd.	413	51,034
Coloplast A/S, Class B	731	73,904
Cooper Cos., Inc. (The)	252	66,503
Demant A/S*	625	15,402
Dentsply Sirona, Inc.	1,100	31,185
Dexcom, Inc.*	2,005	161,483
DiaSorin SpA	184	20,561
Edwards Lifesciences Corp.*	3,165	261,524
Fisher & Paykel Healthcare Corp. Ltd.	3,336	34,398
Getinge AB, Class B	1,323	22,708
GN Store Nord A/S	855	14,894
Hologic, Inc.*	1,275	82,263
Hoya Corp.	2,182	209,788
IDEXX Laboratories, Inc.*	425	138,465
Intuitive Surgical, Inc.*	1,823	341,703
Koninklijke Philips NV	5,110	78,932
Medtronic plc	6,784	547,808
Olympus Corp.	7,259	139,705
ResMed, Inc.	748	163,288
Siemens Healthineers AG(m)	1,718	74,418
Smith & Nephew plc	5,087	58,688
Sonova Holding AG (Registered)	338	74,329
STERIS plc	511	84,969
Straumann Holding AG (Registered)	674	61,340
Stryker Corp.	1,719	348,166
Sysmex Corp.	1,058	56,942
Teleflex, Inc.	240	48,350
Terumo Corp.	3,899	110,024
Zimmer Biomet Holdings, Inc.	1,071	111,973

		5,473,770

Health Care Providers & Services (1.7%)
AmerisourceBergen Corp.	794	107,452
Amplifon SpA	720	18,855
Cardinal Health, Inc.	1,391	92,752
Centene Corp.*	2,918	227,050
Cigna Corp.	1,558	432,298
CVS Health Corp.	6,703	639,265
DaVita, Inc.*	284	23,507
Elevance Health, Inc.	1,225	556,444
Fresenius Medical Care AG & Co. KGaA	1,269	36,069
Fresenius SE & Co. KGaA	2,423	51,899
HCA Healthcare, Inc.	1,099	201,985
Henry Schein, Inc.*	695	45,710
Humana, Inc.	646	313,433
Laboratory Corp. of America Holdings	462	94,622
McKesson Corp.	734	249,465
Molina Healthcare, Inc.*	297	97,962
Quest Diagnostics, Inc.	595	73,000
Ramsay Health Care Ltd.	1,059	38,840
Sonic Healthcare Ltd.	2,629	51,156
UnitedHealth Group, Inc.	4,776	2,412,071
Universal Health Services, Inc., Class B	336	29,628

		5,793,463

Health Care Technology (0.0%)†
M3, Inc.	2,715	74,865

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	1,525	185,364
Bachem Holding AG, Class B	220	13,686
Bio-Rad Laboratories, Inc., Class A*	109	45,468
Bio-Techne Corp.	200	56,800
Charles River Laboratories International, Inc.*	260	51,168
Danaher Corp.	3,343	863,464
Eurofins Scientific SE	827	49,040
Illumina, Inc.*	802	153,014
IQVIA Holdings, Inc.*	952	172,445
Lonza Group AG (Registered)	448	217,866
Mettler-Toledo International, Inc.*	115	124,674
PerkinElmer, Inc.	645	77,613
QIAGEN NV*	1,431	60,219
Sartorius AG (Preference)(q)	157	54,835
Sartorius Stedim Biotech	172	52,579
Thermo Fisher Scientific, Inc.	2,000	1,014,380
Waters Corp.*	306	82,476
West Pharmaceutical Services, Inc.	378	93,018

		3,368,109

Pharmaceuticals (4.0%)
Astellas Pharma, Inc.	10,773	142,401
AstraZeneca plc	9,201	1,011,835
Bayer AG (Registered)	5,826	268,858
Bristol-Myers Squibb Co.	10,903	775,094
Catalent, Inc.*	915	66,209
Chugai Pharmaceutical Co. Ltd.	4,089	102,098
Daiichi Sankyo Co. Ltd.	10,493	291,883
Eisai Co. Ltd.	1,493	80,083
Eli Lilly and Co.	4,027	1,302,130
GSK plc	23,917	348,853
Hikma Pharmaceuticals plc	1,004	15,201
Ipsen SA	218	20,133
Johnson & Johnson	13,424	2,192,945
Kyowa Kirin Co. Ltd.	1,562	35,833
Merck & Co., Inc.	12,935	1,113,962
Merck KGaA	772	125,993
Nippon Shinyaku Co. Ltd.	284	14,407
Novartis AG (Registered)	12,886	982,342
Novo Nordisk A/S, Class B	9,830	979,795
Ono Pharmaceutical Co. Ltd.	2,140	49,781
Organon & Co.	1,299	30,397
Orion OYJ, Class B	614	25,879
Otsuka Holdings Co. Ltd.	2,417	76,663
Pfizer, Inc.	28,656	1,253,987
Recordati Industria Chimica e Farmaceutica SpA	605	22,225
Roche Holding AG	4,172	1,360,318
Roche Holding AG CHF 1	170	66,240
Sanofi	6,762	516,078
Shionogi & Co. Ltd.	1,626	78,661
Takeda Pharmaceutical Co. Ltd.(x)	9,025	234,399
Teva Pharmaceutical Industries Ltd. (ADR)*	6,379	51,479
UCB SA	788	54,501
Viatris, Inc.	6,192	52,756
Zoetis, Inc.	2,390	354,413

		14,097,832

Total Health Care		33,047,303

Industrials (6.6%)
Aerospace & Defense (1.0%)
Airbus SE	3,553	306,952
BAE Systems plc	18,739	164,638
Boeing Co. (The)*	2,850	345,078
Dassault Aviation SA	184	20,897
Elbit Systems Ltd.	179	33,904
General Dynamics Corp.	1,148	243,571
Howmet Aerospace, Inc.	1,888	58,396
Huntington Ingalls Industries, Inc.	204	45,186
Kongsberg Gruppen ASA	526	15,956
L3Harris Technologies, Inc.	977	203,050

See Notes to Portfolio of Investments.

253

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Lockheed Martin Corp.	1,205	$465,479
MTU Aero Engines AG	335	50,553
Northrop Grumman Corp.	743	349,448
Raytheon Technologies Corp.	7,539	617,142
Rheinmetall AG	257	39,807
Rolls-Royce Holdings plc*	48,419	37,210
Safran SA	2,073	188,487
Singapore Technologies Engineering Ltd.	9,034	22,394
Textron, Inc.	1,080	62,921
Thales SA	657	72,467
TransDigm Group, Inc.	263	138,028

		3,481,564

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	633	60,964
Deutsche Post AG (Registered)	5,860	178,310
DSV A/S	1,130	130,974
Expeditors International of Washington, Inc.	835	73,739
FedEx Corp.	1,221	181,282
Nippon Express Holdings, Inc.	444	22,451
SG Holdings Co. Ltd.	1,558	21,173
United Parcel Service, Inc., Class B	3,737	603,675
Yamato Holdings Co. Ltd.(x)	1,686	25,239

		1,297,807

Airlines (0.1%)
Alaska Air Group, Inc.*	647	25,330
American Airlines Group, Inc.(x)*	3,318	39,949
ANA Holdings, Inc.(x)*	924	17,380
Delta Air Lines, Inc.*	3,274	91,869
Deutsche Lufthansa AG (Registered)(x)*	3,458	19,947
Japan Airlines Co. Ltd.(x)*	834	14,904
Qantas Airways Ltd.*	5,347	17,212
Singapore Airlines Ltd.*	7,753	27,359
Southwest Airlines Co.*	3,030	93,445
United Airlines Holdings, Inc.*	1,668	54,260

		401,655

Building Products (0.4%)
A O Smith Corp.	656	31,869
AGC, Inc.	1,118	34,750
Allegion plc	449	40,266
Assa Abloy AB, Class B	6,043	112,928
Carrier Global Corp.	4,297	152,801
Cie de Saint-Gobain	2,927	104,388
Daikin Industries Ltd.	1,499	231,626
Fortune Brands Home & Security, Inc.	660	35,435
Geberit AG (Registered)	215	91,989
Johnson Controls International plc	3,517	173,107
Kingspan Group plc	955	42,669
Lixil Corp.	1,797	26,039
Masco Corp.	1,152	53,787
Nibe Industrier AB, Class B	8,912	79,129
ROCKWOOL A/S, Class B	67	10,504
TOTO Ltd.	819	27,347
Trane Technologies plc	1,183	171,310
Xinyi Glass Holdings Ltd.	8,662	12,546

		1,432,490

Commercial Services & Supplies (0.3%)
Brambles Ltd.	8,335	60,476
Cintas Corp.	439	170,415
Copart, Inc.*	1,092	116,189
Dai Nippon Printing Co. Ltd.	1,285	25,642
Rentokil Initial plc	10,759	56,812
Republic Services, Inc.	1,049	142,706
Rollins, Inc.	1,182	40,992
Secom Co. Ltd.(x)	1,291	73,352
Securitas AB, Class B(x)	1,812	12,615
Toppan, Inc.	1,517	22,637
Waste Management, Inc.	1,921	307,763

		1,029,599

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA(x)	1,315	29,428
Bouygues SA	1,323	34,466
Eiffage SA	532	42,588
Ferrovial SA	2,850	64,679
Kajima Corp.(x)	2,140	20,328
Obayashi Corp.(x)	3,757	24,124
Quanta Services, Inc.	730	92,995
Shimizu Corp.(x)	3,194	15,673
Skanska AB, Class B	1,968	24,461
Taisei Corp.	1,104	30,708
Vinci SA	3,164	254,149

		633,599

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	9,855	253,776
AMETEK, Inc.	1,172	132,917
Eaton Corp. plc	2,034	271,254
Emerson Electric Co.	3,019	221,051
Fuji Electric Co. Ltd.	734	26,906
Generac Holdings, Inc.*	326	58,074
Legrand SA	1,605	103,697
Mitsubishi Electric Corp.	11,365	102,666
Nidec Corp.	2,666	150,181
Prysmian SpA	1,474	42,221
Rockwell Automation, Inc.	589	126,700
Schneider Electric SE	3,239	363,386
Siemens Energy AG(x)	2,579	28,707
Siemens Gamesa Renewable Energy SA*	1,379	24,219
Vestas Wind Systems A/S	6,071	111,305

		2,017,060

Industrial Conglomerates (0.7%)
3M Co.	2,827	312,384
CK Hutchison Holdings Ltd.	15,601	85,674
DCC plc	570	29,654
General Electric Co.	5,599	346,634
Hitachi Ltd.	5,806	245,839
Honeywell International, Inc.	3,440	574,377
Investment AB Latour, Class B	856	14,047
Jardine Matheson Holdings Ltd.	946	47,893
Keppel Corp. Ltd.	8,427	40,462
Lifco AB, Class B	1,349	18,622
Melrose Industries plc	25,301	28,249
Siemens AG (Registered)	4,554	450,725
Smiths Group plc	2,290	38,379
Toshiba Corp.	2,353	83,807

		2,316,746

Machinery (1.3%)
Alfa Laval AB	1,805	44,593
Alstom SA	1,836	29,523
Atlas Copco AB, Class A	15,540	143,903
Atlas Copco AB, Class B	9,032	74,731
Caterpillar, Inc.	2,695	442,196
CNH Industrial NV	5,921	66,103
Cummins, Inc.	720	146,527
Daifuku Co. Ltd.	586	27,536
Daimler Truck Holding AG*	2,662	60,922
Deere & Co.	1,420	474,124
Dover Corp.	733	85,453
Epiroc AB, Class A	3,813	54,540
Epiroc AB, Class B	2,256	28,375
FANUC Corp.	1,139	157,567
Fortive Corp.	1,816	105,873

See Notes to Portfolio of Investments.

254

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EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
GEA Group AG	887	$29,005
Hitachi Construction Machinery Co. Ltd.(x)	622	11,557
Hoshizaki Corp.	628	17,380
Husqvarna AB, Class B(x)	2,421	13,343
IDEX Corp.	385	76,942
Illinois Tool Works, Inc.	1,439	259,955
Indutrade AB	1,606	25,900
Ingersoll Rand, Inc.	2,059	89,072
KION Group AG	417	8,080
Knorr-Bremse AG	419	18,166
Komatsu Ltd.	5,437	98,322
Kone OYJ, Class B	2,067	79,597
Kubota Corp.	5,944	82,426
Kurita Water Industries Ltd.	704	24,828
Makita Corp.	1,296	25,128
Minebea Mitsumi, Inc.	2,100	31,147
MISUMI Group, Inc.	1,645	34,999
Mitsubishi Heavy Industries Ltd.(x)	1,995	66,514
NGK Insulators Ltd.(x)	1,160	14,460
Nordson Corp.	276	58,587
Otis Worldwide Corp.	2,146	136,915
PACCAR, Inc.	1,775	148,550
Parker-Hannifin Corp.	655	158,713
Pentair plc	840	34,129
Rational AG	36	17,583
Sandvik AB	6,270	85,382
Schindler Holding AG	260	40,331
Schindler Holding AG (Registered)	141	21,196
SKF AB, Class B	2,211	29,565
SMC Corp.	340	137,164
Snap-on, Inc.	272	54,767
Spirax-Sarco Engineering plc	465	53,415
Stanley Black & Decker, Inc.	755	56,784
Techtronic Industries Co. Ltd.	7,959	75,192
Toyota Industries Corp.	945	45,026
VAT Group AG(m)	170	34,321
Volvo AB, Class A	1,158	17,150
Volvo AB, Class B	8,875	125,229
Wartsila OYJ Abp	2,739	17,450
Westinghouse Air Brake Technologies Corp.	929	75,574
Xylem, Inc.	920	80,371
Yaskawa Electric Corp.	1,389	40,095

		4,492,276

Marine (0.1%)
AP Moller - Maersk A/S, Class A	20	35,246
AP Moller - Maersk A/S, Class B	32	57,966
Kuehne + Nagel International AG (Registered)	333	67,474
Mitsui OSK Lines Ltd.(x)	1,992	35,777
Nippon Yusen KK(x)	2,982	50,927
SITC International Holdings Co. Ltd.	7,760	14,212
ZIM Integrated Shipping Services Ltd.(x)	494	11,609

		273,211

Professional Services (0.5%)
Adecco Group AG (Registered)	1,031	28,311
Bureau Veritas SA	1,701	37,987
CoStar Group, Inc.*	2,022	140,832
Equifax, Inc.	625	107,144
Experian plc	5,488	160,893
Intertek Group plc	934	38,425
Jacobs Solutions, Inc.	652	70,736
Leidos Holdings, Inc.	697	60,967
Nielsen Holdings plc	1,837	50,922
Nihon M&A Center Holdings, Inc.	1,752	19,818
Persol Holdings Co. Ltd.	1,027	18,717
Randstad NV(x)	692	29,924
Recruit Holdings Co. Ltd.	8,641	249,407
RELX plc	11,372	277,620
Robert Half International, Inc.	559	42,764
SGS SA (Registered)	38	81,169
Teleperformance	365	92,214
Verisk Analytics, Inc.	801	136,595
Wolters Kluwer NV	1,598	155,583

		1,800,028

Road & Rail (0.5%)
Aurizon Holdings Ltd.	10,651	23,402
Central Japan Railway Co.	873	102,272
CSX Corp.	10,933	291,255
East Japan Railway Co.	1,844	94,667
Grab Holdings Ltd., Class A(x)*	6,285	16,530
Hankyu Hanshin Holdings, Inc.	1,324	39,852
JB Hunt Transport Services, Inc.	424	66,322
Keio Corp.	595	21,522
Keisei Electric Railway Co. Ltd.	748	20,397
Kintetsu Group Holdings Co. Ltd.	993	32,928
MTR Corp. Ltd.	8,957	40,987
Norfolk Southern Corp.	1,199	251,370
Odakyu Electric Railway Co. Ltd.	1,705	21,810
Old Dominion Freight Line, Inc.	468	116,424
Tobu Railway Co. Ltd.	1,092	25,763
Tokyu Corp.(x)	2,892	32,955
Union Pacific Corp.	3,189	621,281
West Japan Railway Co.	1,374	52,659

		1,872,396

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	780	33,017
Ashtead Group plc	2,623	117,106
Brenntag SE	959	58,519
Bunzl plc	1,951	59,373
Fastenal Co.	2,934	135,081
Ferguson plc	1,286	133,908
IMCD NV	364	43,199
ITOCHU Corp.(x)	7,051	170,887
Marubeni Corp.	9,053	79,483
Mitsubishi Corp.(x)	7,450	204,605
Mitsui & Co. Ltd.(x)	8,210	176,137
MonotaRO Co. Ltd.	1,450	21,918
Reece Ltd.	1,211	10,712
Sumitomo Corp.	6,517	81,325
Toyota Tsusho Corp.	1,229	38,150
United Rentals, Inc.*	357	96,433
WW Grainger, Inc.	231	113,003

		1,572,856

Transportation Infrastructure (0.1%)
Aena SME SA(m)*	467	48,322
Aeroports de Paris*	205	23,611
Atlantia SpA	2,867	63,466
Auckland International Airport Ltd.*	7,243	29,112
Getlink SE	2,546	39,462
Transurban Group	18,233	143,010

		346,983

Total Industrials		22,968,270

Information Technology (13.3%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	1,258	142,016
Cisco Systems, Inc.	21,144	845,760
F5, Inc.*	304	43,998
Juniper Networks, Inc.	1,647	43,020
Motorola Solutions, Inc.	852	190,822
Nokia OYJ	31,199	133,224

See Notes to Portfolio of Investments.

255

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Telefonaktiebolaget LM Ericsson, Class B(x)	16,889	$98,357

		1,497,197

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	3,037	203,358
Azbil Corp.(x)	714	18,636
CDW Corp.	691	107,851
Corning, Inc.	3,885	112,743
Halma plc	2,196	49,447
Hamamatsu Photonics KK	811	34,821
Hexagon AB, Class B	11,447	106,128
Hirose Electric Co. Ltd.	187	24,304
Ibiden Co. Ltd.(x)	611	16,776
Keyence Corp.	1,164	386,451
Keysight Technologies, Inc.*	919	144,614
Kyocera Corp.	1,946	98,368
Murata Manufacturing Co. Ltd.	3,405	156,408
Omron Corp.	1,178	53,691
Shimadzu Corp.	1,370	35,661
TDK Corp.	2,393	72,618
TE Connectivity Ltd.	1,633	180,218
Teledyne Technologies, Inc.*	239	80,655
Trimble, Inc.*	1,265	68,652
Venture Corp. Ltd.	1,602	18,246
Yokogawa Electric Corp.	1,321	20,817
Zebra Technologies Corp., Class A*	264	69,171

		2,059,634

IT Services (2.2%)
Accenture plc, Class A	3,230	831,079
Adyen NV(m)*	132	164,214
Akamai Technologies, Inc.*	812	65,220
Amadeus IT Group SA*	2,685	124,286
Automatic Data Processing, Inc.	2,122	479,975
Bechtle AG	474	17,246
Broadridge Financial Solutions, Inc.	599	86,448
Capgemini SE	980	156,614
Cognizant Technology Solutions Corp., Class A	2,644	151,871
Computershare Ltd.	3,144	49,861
DXC Technology Co.*	1,174	28,740
Edenred	1,543	70,921
EPAM Systems, Inc.*	293	106,122
Fidelity National Information Services, Inc.	3,104	234,569
Fiserv, Inc.*	3,266	305,600
FleetCor Technologies, Inc.*	383	67,473
Fujitsu Ltd.	1,180	127,254
Gartner, Inc.*	404	111,783
Global Payments, Inc.	1,415	152,891
GMO Payment Gateway, Inc.	243	16,420
International Business Machines Corp.	4,612	547,952
Itochu Techno-Solutions Corp.	555	12,945
Jack Henry & Associates, Inc.	372	67,805
Mastercard, Inc., Class A	4,357	1,238,869
NEC Corp.	1,421	45,485
Nexi SpA(m)*	2,708	21,867
Nomura Research Institute Ltd.	1,943	47,754
NTT Data Corp.	3,652	47,198
Obic Co. Ltd.	437	57,940
Otsuka Corp.	659	20,424
Paychex, Inc.	1,636	183,576
PayPal Holdings, Inc.*	5,905	508,243
SCSK Corp.(x)	904	13,564
TIS, Inc.	1,329	35,288
VeriSign, Inc.*	477	82,855
Visa, Inc., Class A	8,348	1,483,022
Wix.com Ltd.*	392	30,666
Worldline SA(m)*	1,496	58,501

		7,852,541

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	8,243	522,277
Advantest Corp.(x)	1,154	53,631
Analog Devices, Inc.	2,654	369,808
Applied Materials, Inc.	4,442	363,933
ASM International NV	285	63,766
ASML Holding NV	2,414	1,001,306
Broadcom, Inc.	2,062	915,549
Disco Corp.	187	40,750
Enphase Energy, Inc.*	692	192,009
Infineon Technologies AG	7,725	171,190
Intel Corp.	20,965	540,268
KLA Corp.	724	219,104
Lam Research Corp.	699	255,834
Lasertec Corp.	474	47,665
Microchip Technology, Inc.	2,821	172,166
Micron Technology, Inc.	5,633	282,213
Monolithic Power Systems, Inc.	227	82,492
NVIDIA Corp.	12,785	1,551,971
NXP Semiconductors NV	1,341	197,811
ON Semiconductor Corp.*	2,212	137,874
Qorvo, Inc.*	527	41,849
QUALCOMM, Inc.	5,734	647,827
Renesas Electronics Corp.*	6,719	55,997
Rohm Co. Ltd.	575	37,711
Skyworks Solutions, Inc.	819	69,836
SolarEdge Technologies, Inc.*	284	65,735
STMicroelectronics NV	4,080	125,887
SUMCO Corp.	1,925	22,367
Teradyne, Inc.	801	60,195
Texas Instruments, Inc.	4,665	722,049
Tokyo Electron Ltd.	887	219,613
Tower Semiconductor Ltd.*	642	28,039

		9,278,722

Software (4.1%)
Adobe, Inc.*	2,390	657,728
ANSYS, Inc.*	445	98,656
Autodesk, Inc.*	1,109	207,161
AVEVA Group plc	697	24,281
Cadence Design Systems, Inc.*	1,398	228,475
Ceridian HCM Holding, Inc.*	782	43,698
Check Point Software Technologies Ltd.*	614	68,780
CyberArk Software Ltd.*	267	40,034
Dassault Systemes SE	3,970	136,464
Fortinet, Inc.*	3,342	164,192
Intuit, Inc.	1,440	557,741
Microsoft Corp.	38,080	8,868,832
Nemetschek SE	334	16,084
Nice Ltd.*	391	73,896
NortonLifeLock, Inc.	2,950	59,413
Oracle Corp.	222	11,720
Oracle Corp. (Moscow Stock Exchange)	7,756	473,659
Paycom Software, Inc.*	248	81,837
PTC, Inc.*	540	56,484
Roper Technologies, Inc.	541	194,565
Sage Group plc (The)	5,539	42,616
Salesforce, Inc.*	5,080	730,707
SAP SE	6,202	511,261
ServiceNow, Inc.*	1,031	389,316
Synopsys, Inc.*	781	238,603
Temenos AG (Registered)	388	26,126
Trend Micro, Inc.	863	46,739
Tyler Technologies, Inc.*	212	73,670
WiseTech Global Ltd.	846	27,787

See Notes to Portfolio of Investments.

256

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Xero Ltd.*	854	$39,248

		14,189,773

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	77,134	10,659,919
Brother Industries Ltd.	1,365	23,535
Canon, Inc.(x)	6,005	130,967
FUJIFILM Holdings Corp.	2,178	99,667
Hewlett Packard Enterprise Co.	6,634	79,475
HP, Inc.	4,647	115,803
Logitech International SA (Registered)(x)	1,104	50,412
NetApp, Inc.	1,122	69,396
Ricoh Co. Ltd.	3,256	23,761
Seagate Technology Holdings plc	997	53,070
Seiko Epson Corp.	1,618	22,068
Western Digital Corp.*	1,599	52,047

		11,380,120

Total Information Technology		46,257,987

Materials (2.7%)
Chemicals (1.4%)
Air Liquide SA	3,119	355,151
Air Products and Chemicals, Inc.	1,133	263,683
Akzo Nobel NV	1,084	61,133
Albemarle Corp.	598	158,135
Arkema SA	355	25,892
Asahi Kasei Corp.	7,259	48,008
BASF SE	5,527	214,192
Celanese Corp.	509	45,983
CF Industries Holdings, Inc.	1,017	97,886
Chr Hansen Holding A/S	610	29,902
Clariant AG (Registered)*	1,248	19,862
Corteva, Inc.	3,669	209,683
Covestro AG(m)	1,118	32,324
Croda International plc	866	61,862
Dow, Inc.	3,667	161,091
DuPont de Nemours, Inc.	2,558	128,923
Eastman Chemical Co.	627	44,548
Ecolab, Inc.	1,266	182,836
EMS-Chemie Holding AG (Registered)	46	28,952
Evonik Industries AG	1,213	20,455
FMC Corp.	643	67,965
Givaudan SA (Registered)	55	165,820
ICL Group Ltd.	3,643	29,196
International Flavors & Fragrances, Inc.	1,302	118,261
Johnson Matthey plc	1,120	22,772
JSR Corp.	1,010	19,247
Koninklijke DSM NV	1,039	117,843
Linde plc	2,545	686,107
LyondellBasell Industries NV, Class A	1,299	97,789
Mitsubishi Chemical Group Corp.	7,408	34,017
Mitsui Chemicals, Inc.	1,065	20,796
Mosaic Co. (The)	1,763	85,206
Nippon Paint Holdings Co. Ltd.	4,801	32,155
Nippon Sanso Holdings Corp.	877	13,852
Nissan Chemical Corp.(x)	792	35,394
Nitto Denko Corp.	894	48,474
Novozymes A/S, Class B	1,270	63,344
OCI NV	620	22,798
Orica Ltd.	2,358	19,797
PPG Industries, Inc.	1,200	132,828
Sherwin-Williams Co. (The)	1,204	246,519
Shin-Etsu Chemical Co. Ltd.	2,251	223,533
Sika AG (Registered)	880	176,218
Solvay SA	480	36,717
Sumitomo Chemical Co. Ltd.	8,621	29,766
Symrise AG	788	77,540
Toray Industries, Inc.(x)	8,024	39,382
Tosoh Corp.(x)	1,504	16,794
Umicore SA	1,252	36,300
Yara International ASA	958	33,485

		4,940,416

Construction Materials (0.2%)
CRH plc	4,507	144,320
HeidelbergCement AG	861	34,489
Holcim AG*	3,369	137,448
James Hardie Industries plc (CHDI)	2,575	50,150
Martin Marietta Materials, Inc.	318	102,425
Vulcan Materials Co.	679	107,085

		575,917

Containers & Packaging (0.1%)
Amcor plc	7,673	82,331
Avery Dennison Corp.	415	67,521
Ball Corp.	1,605	77,554
International Paper Co.	1,848	58,582
Packaging Corp. of America	479	53,787
Sealed Air Corp.	742	33,026
SIG Group AG*	1,797	36,510
Smurfit Kappa Group plc	1,424	40,230
Westrock Co.	1,298	40,095

		489,636

Metals & Mining (0.9%)
Anglo American plc	7,621	230,218
Antofagasta plc	2,282	28,149
ArcelorMittal SA	3,127	62,534
BHP Group Ltd.	30,059	748,617
BlueScope Steel Ltd.	2,410	23,315
Boliden AB	1,582	48,926
Evolution Mining Ltd.(x)	10,605	13,985
Fortescue Metals Group Ltd.	9,799	105,020
Freeport-McMoRan, Inc.	7,302	199,564
Glencore plc	58,156	307,095
Hitachi Metals Ltd.*	1,241	18,658
JFE Holdings, Inc.(x)	2,844	26,472
Mineral Resources Ltd.	984	41,190
Newcrest Mining Ltd.	5,172	56,272
Newmont Corp.	4,053	170,348
Nippon Steel Corp.(x)	4,650	64,723
Norsk Hydro ASA	7,782	41,863
Northern Star Resources Ltd.	6,400	32,265
Nucor Corp.	1,337	143,046
Rio Tinto Ltd.	2,212	131,642
Rio Tinto plc	6,724	364,195
South32 Ltd.	27,097	62,632
Sumitomo Metal Mining Co. Ltd.	1,430	41,206
voestalpine AG	671	11,348

		2,973,283

Paper & Forest Products (0.1%)
Holmen AB, Class B	552	21,005
Mondi plc	2,809	43,389
Oji Holdings Corp.	4,695	17,476
Stora Enso OYJ, Class R	3,114	39,715
Svenska Cellulosa AB SCA, Class B	3,506	44,462
UPM-Kymmene OYJ	3,231	102,673

		268,720

Total Materials		9,247,972

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)	758	106,264
American Tower Corp. (REIT)	2,377	510,342
AvalonBay Communities, Inc. (REIT)	714	131,512

See Notes to Portfolio of Investments.

257

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Boston Properties, Inc. (REIT)	728	$54,578
British Land Co. plc (The) (REIT)	5,094	19,657
Camden Property Trust (REIT)	544	64,981
CapitaLand Integrated Commercial Trust (REIT)	28,116	37,380
CapLand Ascendas REIT (REIT)	19,419	36,194
Covivio (REIT)	301	14,391
Crown Castle, Inc. (REIT)	2,211	319,600
Daiwa House REIT Investment Corp. (REIT)	14	29,059
Dexus (REIT)	6,223	30,865
Digital Realty Trust, Inc. (REIT)	1,468	145,596
Duke Realty Corp. (REIT)	1,966	94,761
Equinix, Inc. (REIT)	465	264,511
Equity Residential (REIT)	1,728	116,156
Essex Property Trust, Inc. (REIT)	333	80,663
Extra Space Storage, Inc. (REIT)	684	118,134
Federal Realty Investment Trust (REIT)	372	33,525
Gecina SA (REIT)	321	24,950
GLP J-REIT (REIT)	28	30,909
Goodman Group (REIT)	9,621	96,128
GPT Group (The) (REIT)	11,084	26,904
Healthpeak Properties, Inc. (REIT)	2,755	63,145
Host Hotels & Resorts, Inc. (REIT)	3,650	57,962
Invitation Homes, Inc. (REIT)	2,961	99,993
Iron Mountain, Inc. (REIT)	1,484	65,251
Japan Metropolitan Fund Invest (REIT)	48	36,108
Japan Real Estate Investment Corp. (REIT)	8	32,943
Kimco Realty Corp. (REIT)	3,158	58,139
Klepierre SA (REIT)*	1,176	20,303
Land Securities Group plc (REIT)	4,076	23,443
Link REIT (REIT)	12,105	84,489
Mapletree Logistics Trust (REIT)	18,047	19,486
Mapletree Pan Asia Commercial Trust (REIT)	12,492	14,921
Mid-America Apartment Communities, Inc. (REIT)	589	91,336
Mirvac Group (REIT)	22,814	28,177
Nippon Building Fund, Inc. (REIT)	10	43,971
Nippon Prologis REIT, Inc. (REIT)	14	30,536
Nomura Real Estate Master Fund, Inc. (REIT)	28	30,966
Prologis, Inc. (REIT)	3,780	384,048
Public Storage (REIT)	807	236,298
Realty Income Corp. (REIT)	3,153	183,505
Regency Centers Corp. (REIT)	786	42,326
SBA Communications Corp. (REIT)	551	156,842
Scentre Group (REIT)	30,034	48,344
Segro plc (REIT)	6,945	58,194
Simon Property Group, Inc. (REIT)	1,671	149,972
Stockland (REIT)	13,813	28,763
UDR, Inc. (REIT)	1,560	65,068
Unibail-Rodamco-Westfield (REIT)*	721	29,596
Ventas, Inc. (REIT)	2,041	81,987
VICI Properties, Inc. (REIT)	4,918	146,802
Vicinity Centres (REIT)	22,390	25,000
Vornado Realty Trust (REIT)	823	19,061
Warehouses De Pauw CVA (REIT)	875	21,255
Welltower, Inc. (REIT)	2,366	152,181
Weyerhaeuser Co. (REIT)	3,780	107,957

		5,125,428

Real Estate Management & Development (0.3%)
Aroundtown SA	5,781	12,756
Azrieli Group Ltd.	245	16,690
Capitaland Investment Ltd.	15,267	36,774
CBRE Group, Inc., Class A*	1,640	110,716
City Developments Ltd.	2,367	12,479
CK Asset Holdings Ltd.	11,596	69,582
Daito Trust Construction Co. Ltd.	378	35,493
Daiwa House Industry Co. Ltd.(x)	3,526	71,857
ESR Group Ltd.(m)	11,510	29,033
Fastighets AB Balder, Class B*	3,648	14,418
Hang Lung Properties Ltd.	11,715	19,124
Henderson Land Development Co. Ltd.	8,404	23,457
Hongkong Land Holdings Ltd.	5,854	25,680
Hulic Co. Ltd.	2,195	16,151
LEG Immobilien SE	472	28,400
Lendlease Corp. Ltd.	3,984	22,532
Mitsubishi Estate Co. Ltd.(x)	6,844	89,800
Mitsui Fudosan Co. Ltd.	5,307	101,163
New World Development Co. Ltd.	7,602	21,479
Nomura Real Estate Holdings, Inc.	686	15,551
Sagax AB, Class B	1,121	18,453
Sino Land Co. Ltd.	19,259	25,345
Sumitomo Realty & Development Co. Ltd.(x)	1,790	40,760
Sun Hung Kai Properties Ltd.	8,521	93,690
Swire Pacific Ltd., Class A	2,881	21,500
Swire Properties Ltd.	6,770	14,548
Swiss Prime Site AG (Registered)	488	38,820
UOL Group Ltd.	2,687	12,388
Vonovia SE	4,316	93,932
Wharf Real Estate Investment Co. Ltd.	9,663	43,639

		1,176,210

Total Real Estate		6,301,638

Utilities (2.1%)
Electric Utilities (1.3%)
Acciona SA	146	25,770
Alliant Energy Corp.	1,281	67,880
American Electric Power Co., Inc.	2,623	226,758
Chubu Electric Power Co., Inc.(x)	3,728	33,520
CK Infrastructure Holdings Ltd.	3,085	15,740
CLP Holdings Ltd.	9,502	71,603
Constellation Energy Corp.	1,669	138,844
Duke Energy Corp.	3,931	365,662
Edison International	1,948	110,218
EDP - Energias de Portugal SA	16,063	69,539
Electricite de France SA	3,159	36,781
Elia Group SA/NV	222	26,092
Endesa SA	1,838	27,552
Enel SpA	47,833	196,021
Entergy Corp.	1,039	104,555
Evergy, Inc.	1,172	69,617
Eversource Energy	1,769	137,911
Exelon Corp.	5,064	189,697
FirstEnergy Corp.	2,772	102,564
Fortum OYJ	2,570	34,544
HK Electric Investments & HK Electric Investments Ltd.(m)	15,339	10,751
Iberdrola SA	35,358	328,701
Kansai Electric Power Co., Inc. (The)(x)	4,074	33,951
Mercury NZ Ltd.	3,941	12,555
NextEra Energy, Inc.	10,032	786,609
NRG Energy, Inc.	1,201	45,962
Origin Energy Ltd.	10,233	33,529
Orsted A/S(m)	1,139	90,633
PG&E Corp.*	8,215	102,687
Pinnacle West Capital Corp.	577	37,222
Power Assets Holdings Ltd.	8,027	40,120
PPL Corp.	3,759	95,291

See Notes to Portfolio of Investments.

258

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EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Red Electrica Corp. SA	2,268	$34,737
Southern Co. (The)	5,428	369,104
SSE plc	6,268	106,274
Terna - Rete Elettrica Nazionale	8,141	49,594
Tokyo Electric Power Co. Holdings, Inc.*	8,834	28,075
Verbund AG	450	38,345
Xcel Energy, Inc.	2,793	178,752

		4,473,760

Gas Utilities (0.1%)
APA Group	6,827	41,686
Atmos Energy Corp.	714	72,721
Enagas SA	1,440	22,225
Hong Kong & China Gas Co. Ltd.	64,786	56,912
Naturgy Energy Group SA	855	19,709
Osaka Gas Co. Ltd.	2,170	32,673
Snam SpA	11,668	47,134
Tokyo Gas Co. Ltd.	2,411	40,719

		333,779

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	3,411	77,089
EDP Renovaveis SA	1,667	34,261
Meridian Energy Ltd.	7,413	19,932
RWE AG	3,829	140,887
Uniper SE(x)	529	2,007

		274,176

Multi-Utilities (0.6%)
Ameren Corp.	1,319	106,245
CenterPoint Energy, Inc.	3,214	90,571
CMS Energy Corp.	1,482	86,312
Consolidated Edison, Inc.	1,811	155,311
Dominion Energy, Inc.	4,251	293,787
DTE Energy Co.	989	113,784
E.ON SE	12,991	100,542
Engie SA	10,569	121,267
National Grid plc	21,652	223,445
NiSource, Inc.	2,073	52,219
Public Service Enterprise Group, Inc.	2,547	143,218
Sempra Energy	1,605	240,654
Veolia Environnement SA	3,970	75,323
WEC Energy Group, Inc.	1,611	144,072

		1,946,750

Water Utilities (0.0%)†
American Water Works Co., Inc.	928	120,788
Severn Trent plc	1,447	37,827
United Utilities Group plc	3,945	39,066

		197,681

Total Utilities		7,226,146

Total Common Stocks (65.2%) (Cost $256,245,809)		226,031,863

EXCHANGE TRADED FUND (ETF):
Equity (3.8%)
SPDR S&P MidCap 400 ETF Trust(x)	32,948	13,233,894

Total Exchange Traded Fund (3.8%) (Cost $12,251,703)		13,233,894

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (20.6%)
U.S. Treasury Bonds
6.000%, 2/15/26	$857,100	902,098
6.125%, 11/15/27	1,054,800	1,150,885
5.250%, 11/15/28	665,600	707,356
U.S. Treasury Notes
1.375%, 9/30/23	691,600	671,960
2.750%, 11/15/23	2,249,300	2,210,552
2.125%, 11/30/23	2,121,000	2,069,301
2.250%, 12/31/23	3,055,800	2,980,121
2.500%, 1/31/24	1,880,800	1,835,984
2.750%, 2/15/24	2,534,200	2,479,853
2.125%, 3/31/24	1,521,400	1,473,024
2.250%, 11/15/24	2,916,800	2,798,305
1.500%, 11/30/24	2,334,900	2,202,468
2.000%, 2/15/25	745,400	707,373
0.500%, 3/31/25	623,600	568,889
2.125%, 5/15/25	1,120,900	1,061,878
0.250%, 6/30/25	2,607,300	2,340,255
2.000%, 8/15/25	2,684,200	2,521,890
0.250%, 8/31/25	1,567,100	1,395,943
0.250%, 9/30/25	829,000	736,903
2.250%, 11/15/25	338,700	319,040
0.375%, 12/31/25	966,500	854,673
0.375%, 1/31/26	1,504,700	1,325,429
1.625%, 2/15/26	1,602,600	1,472,764
0.500%, 2/28/26	656,000	578,920
0.750%, 4/30/26	321,000	284,361
0.750%, 5/31/26	2,393,400	2,114,793
1.500%, 8/15/26	2,167,700	1,961,599
0.750%, 8/31/26	660,100	579,186
0.875%, 9/30/26	1,851,600	1,629,842
2.000%, 11/15/26	3,908,200	3,591,270
1.250%, 12/31/26	827,900	735,796
1.500%, 1/31/27	990,600	888,522
2.250%, 2/15/27	1,962,300	1,814,974
1.875%, 2/28/27	497,800	453,620
2.375%, 5/15/27	2,289,900	2,123,882
2.250%, 8/15/27	4,822,300	4,435,763
2.250%, 11/15/27	1,499,700	1,372,811
2.750%, 2/15/28	742,700	695,817
2.875%, 5/15/28	881,000	828,415
2.875%, 8/15/28	137,000	128,545
3.125%, 11/15/28	1,417,600	1,347,274
2.625%, 2/15/29	693,400	639,066
2.375%, 5/15/29	704,000	637,010
1.625%, 8/15/29	522,700	450,829
1.500%, 2/15/30	473,100	401,618
0.625%, 5/15/30	1,183,500	932,191
0.625%, 8/15/30	1,464,800	1,147,122
0.875%, 11/15/30	1,636,700	1,303,734
1.625%, 5/15/31	1,207,500	1,013,545
1.250%, 8/15/31	1,243,400	1,004,628
1.375%, 11/15/31	801,300	650,931
1.875%, 2/15/32	2,363,100	2,001,989
2.875%, 5/15/32	860,100	795,055
2.750%, 8/15/32	278,600	254,658

Total U.S. Treasury Obligations		71,584,710

Total Long-Term Debt Securities (20.6%) (Cost $78,732,026)		71,584,710

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Commercial Services & Supplies (0.0%)†
Securitas AB(x)* (Cost $3,873)	7,248	3,024

See Notes to Portfolio of Investments.

259

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EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (10.0%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	500,000	$500,000
JPMorgan Prime Money Market Fund, IM Shares	34,085,817	34,099,451

Total Investment Companies		34,599,451

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.0%)
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	$5,000,000	5,000,000
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $1,000,254, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $1,020,495.(xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $7,127,288, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $7,269,834.(xx)	7,125,525	7,125,525
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $667,406, collateralized by various Common Stocks; total market value $734,147.(xx)	667,230	667,230

Total Repurchase Agreements		13,792,755

Total Short-Term Investments (14.0%) (Cost $48,391,305)		48,392,206

Total Investments in Securities (103.6%) (Cost $395,624,716)		359,245,697
Other Assets Less Liabilities (-3.6%)		(12,566,382)

Net Assets (100%)		$346,679,315

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $1,075,538 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $14,696,523. This was collateralized by $833,359 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/6/22 - 5/15/52 and by cash of $14,292,755 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.8%
Austria	0.0	#
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.6
Finland	0.3
France	2.2
Germany	1.6
Hong Kong	0.6
Ireland	0.1
Israel	0.2
Italy	0.4
Japan	4.7
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.1
New Zealand	0.0	#
Norway	0.2
Portugal	0.0	#
Singapore	0.4
South Africa	0.1
South Korea	0.0	#
Spain	0.5
Sweden	0.6
Switzerland	1.3
United Kingdom	2.7
United States	83.8
Cash and Other	(3.6)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

260

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EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	15	12/2022	EUR	487,330	(52,821)
MSCI EAFE E-Mini Index	3	12/2022	USD	249,090	(14,755)
Russell 2000 E-Mini Index	160	12/2022	USD	13,358,400	(1,759,348)
S&P 500 Micro E-Mini Index	1	12/2022	USD	18,007	(2,420)
TOPIX Index	4	12/2022	JPY	507,428	(19,908)

					(1,849,252)

Short Contracts
FTSE 100 Index	(20)	12/2022	GBP	(1,544,077)	116,296
S&P 500 E-Mini Index	(105)	12/2022	USD	(18,907,875)	1,772,565
SPI 200 Index	(33)	12/2022	AUD	(3,412,181)	89,139
U.S. Treasury 2 Year Note	(42)	12/2022	USD	(8,626,406)	96,135
U.S. Treasury 5 Year Note	(12)	12/2022	USD	(1,290,094)	21,188
U.S. Treasury 10 Year Note	(79)	12/2022	USD	(8,852,938)	295,984

					2,391,307

					542,055

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	9,084,802	AUD	13,167,077	BNP Paribas	10/20/2022	660,908
GBP	3,545,197	USD	3,797,285	Citibank NA	11/17/2022	163,962
USD	7,096,619	GBP	6,147,579	Citibank NA	11/17/2022	227,584
USD	947,672	GBP	800,388	JPMorgan Chase Bank	11/17/2022	53,354
USD	6,973,214	GBP	5,973,018	Morgan Stanley	11/17/2022	299,226
USD	2,622,613	SEK	28,807,048	Citibank NA	12/1/2022	18,907
USD	6,201,728	CHF	6,044,617	JPMorgan Chase Bank	12/7/2022	36,247
USD	808,407	CHF	790,564	Morgan Stanley	12/7/2022	2,035

Total unrealized appreciation						1,462,223

AUD	2,646,820	USD	1,785,240	JPMorgan Chase Bank	10/20/2022	(92,202)
AUD	3,448,960	USD	2,331,325	JPMorgan Chase Bank	10/20/2022	(124,785)
AUD	18,337,025	USD	12,725,841	Morgan Stanley	10/20/2022	(994,372)
GBP	2,230,302	USD	2,552,945	Morgan Stanley	11/17/2022	(60,903)
NZD	5,988,419	USD	3,597,847	Bank of America	11/18/2022	(245,773)
NZD	5,941,297	USD	3,677,084	BNP Paribas	11/18/2022	(351,386)
NZD	2,419,021	USD	1,362,901	Morgan Stanley	11/18/2022	(8,831)
NOK	20,123,702	USD	1,948,542	Bank of America	12/1/2022	(98,208)
JPY	624,154,768	USD	4,339,842	HSBC Bank plc	12/2/2022	(459)
JPY	1,187,837,609	USD	8,283,345	JPMorgan Chase Bank	12/2/2022	(25,004)
JPY	493,254,699	USD	3,472,476	Morgan Stanley	12/2/2022	(43,164)
CHF	997,324	USD	1,043,020	BNP Paribas	12/7/2022	(25,754)
USD	1,784,973	CHF	1,758,539	Bank of America	12/7/2022	(8,729)
USD	13,209,874	EUR	13,505,569	JPMorgan Chase Bank	12/8/2022	(90,683)

Total unrealized depreciation						(2,170,253)

Net unrealized depreciation						(708,030)

See Notes to Portfolio of Investments.

261

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EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,537,060	$3,324,386	$—	$15,861,446
Consumer Discretionary	18,026,967	8,174,338	—	26,201,305
Consumer Staples	10,638,339	8,134,344	—	18,772,683
Energy	7,071,120	3,536,867	—	10,607,987
Financials	16,944,140	12,579,367	15,619	29,539,126
Health Care	23,284,362	9,762,941	—	33,047,303
Industrials	12,172,655	10,795,615	—	22,968,270
Information Technology	40,671,698	5,586,289	—	46,257,987
Materials	3,862,807	5,385,165	—	9,247,972
Real Estate	4,313,212	1,988,426	—	6,301,638
Utilities	4,826,104	2,400,042	—	7,226,146
Exchange Traded Fund	13,233,894	—	—	13,233,894
Forward Currency Contracts	—	1,462,223	—	1,462,223
Futures	2,391,307	—	—	2,391,307
Right
Industrials	—	3,024	—	3,024
Short-Term Investments
Investment Companies	34,599,451	—	—	34,599,451
Repurchase Agreements	—	13,792,755	—	13,792,755
U.S. Treasury Obligations	—	71,584,710	—	71,584,710

Total Assets	$204,573,116	$158,510,492	$15,619	$363,099,227

Liabilities:
Forward Currency Contracts	$—	$(2,170,253)	$—	$(2,170,253)
Futures	(1,849,252)	—	—	(1,849,252)

Total Liabilities	$(1,849,252)	$(2,170,253)	$—	$(4,019,505)

Total	$202,723,864	$156,340,239	$15,619	$359,079,722

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,594,699
Aggregate gross unrealized depreciation	(55,384,585)

Net unrealized depreciation	$(36,789,886)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$395,869,608

See Notes to Portfolio of Investments.

262

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PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.2%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	69,082	$1,059,718
Bezeq The Israeli Telecommunication Corp. Ltd.	23,591	38,587
BT Group plc	78,200	105,731
Cellnex Telecom SA(m)	6,260	193,004
Deutsche Telekom AG (Registered)	36,872	632,063
Elisa OYJ	1,656	75,102
HKT Trust & HKT Ltd.	41,715	48,789
Infrastrutture Wireless Italiane SpA(m)	3,708	32,420
Koninklijke KPN NV	37,106	100,547
Lumen Technologies, Inc.	9,234	67,224
Nippon Telegraph & Telephone Corp.	13,598	366,847
Orange SA	22,452	203,027
Proximus SADP	1,318	13,656
Singapore Telecommunications Ltd.	93,936	173,276
Spark New Zealand Ltd.	20,606	57,724
Swisscom AG (Registered)	295	137,785
Telecom Italia SpA*	109,967	20,411
Telefonica Deutschland Holding AG	11,489	23,268
Telefonica SA	58,737	193,640
Telenor ASA	7,722	70,476
Telia Co. AB	29,337	84,440
Telstra Corp. Ltd.	44,275	108,516
United Internet AG (Registered)	1,070	20,181
Verizon Communications, Inc.	40,713	1,545,873

		5,372,305

Entertainment (0.7%)
Activision Blizzard, Inc.	6,901	513,020
Bollore SE	9,758	44,640
Capcom Co. Ltd.(x)	1,943	48,579
Electronic Arts, Inc.	2,561	296,333
Embracer Group AB(x)*	7,189	42,614
Koei Tecmo Holdings Co. Ltd.(x)	1,382	22,479
Konami Group Corp.	1,102	50,948
Live Nation Entertainment, Inc.*	1,377	104,707
Netflix, Inc.*	4,311	1,014,982
Nexon Co. Ltd.	5,647	98,758
Nintendo Co. Ltd.	12,590	509,803
Sea Ltd. (ADR)*	4,121	230,982
Square Enix Holdings Co. Ltd.	946	40,570
Take-Two Interactive Software, Inc.*	1,519	165,571
Toho Co. Ltd.	1,235	44,505
Ubisoft Entertainment SA*	1,120	30,749
Universal Music Group NV(x)	8,232	155,174
Walt Disney Co. (The)*	17,673	1,667,094
Warner Bros Discovery, Inc.*	21,416	246,284

		5,327,792

Interactive Media & Services (2.0%)
Adevinta ASA*	2,834	16,627
Alphabet, Inc., Class A*	58,126	5,559,752
Alphabet, Inc., Class C*	51,978	4,997,685
Auto Trader Group plc(m)	10,728	60,825
Kakaku.com, Inc.	1,548	26,028
Match Group, Inc.*	2,743	130,978
Meta Platforms, Inc., Class A*	22,109	2,999,749
REA Group Ltd.(x)	647	46,936
Scout24 SE(m)	966	48,950
SEEK Ltd.	3,706	44,842
Twitter, Inc.*	6,518	285,749
Z Holdings Corp.	29,574	76,848

		14,294,969

Media (0.4%)
Charter Communications, Inc., Class A*	1,075	326,101
Comcast Corp., Class A	42,691	1,252,127
CyberAgent, Inc.(x)	4,464	37,182
Dentsu Group, Inc.	2,555	72,741
DISH Network Corp., Class A*	2,433	33,648
Fox Corp., Class A	2,971	91,150
Fox Corp., Class B	1,364	38,874
Hakuhodo DY Holdings, Inc.(x)	2,579	18,190
Informa plc	16,588	95,565
Interpublic Group of Cos., Inc. (The)	3,791	97,050
News Corp., Class A	3,738	56,481
News Corp., Class B	1,158	17,856
Omnicom Group, Inc.	1,986	125,297
Paramount Global, Class B(x)	4,895	93,201
Pearson plc	7,182	68,831
Publicis Groupe SA	2,599	122,979
Vivendi SE	8,109	62,851
WPP plc	12,225	101,167

		2,711,291

Wireless Telecommunication Services (0.4%)
KDDI Corp.(x)	18,349	538,175
SoftBank Corp.(x)	32,325	323,273
SoftBank Group Corp.	13,721	466,104
Tele2 AB, Class B	6,388	55,098
T-Mobile US, Inc.*	5,835	782,882
Vodafone Group plc	302,303	340,477

		2,506,009

Total Communication Services		30,212,366

Consumer Discretionary (6.9%)
Auto Components (0.1%)
Aisin Corp.(x)	1,626	41,765
Aptiv plc*	2,626	205,380
BorgWarner, Inc.	2,296	72,094
Bridgestone Corp.	6,579	212,677
Cie Generale des Etablissements Michelin SCA	7,628	169,944
Continental AG	1,281	57,553
Denso Corp.	4,940	225,481
Koito Manufacturing Co. Ltd.	2,306	31,602
Sumitomo Electric Industries Ltd.	7,873	79,917
Valeo	2,301	34,585

		1,130,998

Automobiles (1.7%)
Bayerische Motoren Werke AG	3,766	257,478
Bayerische Motoren Werke AG (Preference)(q)	720	47,079
Ferrari NV	1,441	268,772
Ford Motor Co.	38,286	428,803
General Motors Co.	14,135	453,592
Honda Motor Co. Ltd.(x)	18,596	405,097
Isuzu Motors Ltd.	6,435	71,137
Mazda Motor Corp.	6,275	41,536
Mercedes-Benz Group AG	9,128	466,784
Nissan Motor Co. Ltd.	25,619	81,895
Porsche Automobil Holding SE (Preference)(q)	1,750	99,687
Renault SA*	2,277	61,157
Stellantis NV (Euronext Paris)	9,499	112,243
Stellantis NV (Italian Stock Exchange)	15,552	183,649
Subaru Corp.	7,074	106,104
Suzuki Motor Corp.	4,239	131,495
Tesla, Inc.*	25,820	6,848,755
Toyota Motor Corp.	120,641	1,570,364
Volkswagen AG	359	59,171
Volkswagen AG (Preference)(q)	2,141	264,454

See Notes to Portfolio of Investments.

263

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Volvo Car AB, Class B(x)*	6,706	$28,921
Yamaha Motor Co. Ltd.	3,285	61,557

		12,049,730

Distributors (0.1%)
D’ieteren Group	281	39,430
Genuine Parts Co.	1,371	204,718
LKQ Corp.	2,527	119,148
Pool Corp.	384	122,193

		485,489

Diversified Consumer Services (0.0%)†
IDP Education Ltd.(x)	2,303	38,535

Hotels, Restaurants & Leisure (1.0%)
Accor SA*	1,878	39,210
Aristocrat Leisure Ltd.	6,860	143,165
Booking Holdings, Inc.*	385	632,636
Caesars Entertainment, Inc.*	2,079	67,069
Carnival Corp.(x)*	9,569	67,270
Chipotle Mexican Grill, Inc.*	269	404,243
Compass Group plc	20,380	407,380
Darden Restaurants, Inc.	1,188	150,068
Domino’s Pizza Enterprises Ltd.	669	21,903
Domino’s Pizza, Inc.	348	107,950
Entain plc	6,462	77,600
Evolution AB(m)	2,121	167,034
Expedia Group, Inc.*	1,474	138,099
Flutter Entertainment plc*	1,920	209,749
Galaxy Entertainment Group Ltd.	23,994	140,097
Genting Singapore Ltd.	66,727	36,296
Hilton Worldwide Holdings, Inc.	2,659	320,729
InterContinental Hotels Group plc	2,100	100,749
La Francaise des Jeux SAEM(m)	1,188	35,151
Las Vegas Sands Corp.*	3,185	119,501
Lottery Corp. Ltd. (The)*	24,518	65,136
Marriott International, Inc., Class A	2,674	374,734
McDonald’s Corp.	7,132	1,645,638
McDonald’s Holdings Co. Japan Ltd.	1,006	35,043
MGM Resorts International	3,163	94,004
Norwegian Cruise Line Holdings Ltd.(x)*	4,085	46,406
Oriental Land Co. Ltd.	2,306	314,248
Royal Caribbean Cruises Ltd.*	2,126	80,575
Sands China Ltd.*	26,793	66,336
Sodexo SA	1,043	78,443
Starbucks Corp.	11,123	937,224
Whitbread plc	2,396	61,183
Wynn Resorts Ltd.*	1,003	63,219
Yum! Brands, Inc.	2,758	293,286

		7,541,374

Household Durables (0.3%)
Barratt Developments plc	11,249	42,611
Berkeley Group Holdings plc	1,240	45,453
DR Horton, Inc.	3,065	206,428
Electrolux AB, Class B(x)	2,489	25,779
Garmin Ltd.	1,496	120,144
Iida Group Holdings Co. Ltd.(x)	1,624	22,063
Lennar Corp., Class A	2,472	184,288
Mohawk Industries, Inc.*	511	46,598
Newell Brands, Inc.	3,649	50,685
NVR, Inc.*	30	119,612
Open House Group Co. Ltd.(x)	904	30,638
Panasonic Holdings Corp.	25,123	176,427
Persimmon plc	3,521	48,473
PulteGroup, Inc.	2,244	84,150
SEB SA	306	19,193
Sekisui Chemical Co. Ltd.(x)	4,162	50,942
Sekisui House Ltd.	7,086	117,686
Sharp Corp.(x)	2,363	14,119
Sony Group Corp.	14,347	923,406
Taylor Wimpey plc	40,244	39,244
Whirlpool Corp.	528	71,180

		2,439,119

Internet & Direct Marketing Retail (1.5%)
Amazon.com, Inc.*	85,921	9,709,073
Delivery Hero SE(m)*	1,901	70,399
eBay, Inc.	5,326	196,050
Etsy, Inc.*	1,227	122,859
Just Eat Takeaway.com NV(m)*	1,990	30,340
Prosus NV*	9,436	491,747
Rakuten Group, Inc.	9,581	41,103
Zalando SE(m)*	437	8,664
Zalando SE (Bulgaria Stock Exchange)(m)(x)*	2,142	42,471
ZOZO, Inc.	1,375	27,421

		10,740,127

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	2,280	148,914
Hasbro, Inc.	1,258	84,814
Shimano, Inc.	847	133,489
Yamaha Corp.(x)	1,604	57,124

		424,341

Multiline Retail (0.3%)
Dollar General Corp.	2,201	527,932
Dollar Tree, Inc.*	2,046	278,461
Next plc	1,533	81,449
Pan Pacific International Holdings Corp.	4,190	73,627
Target Corp.	4,495	667,013
Wesfarmers Ltd.	12,977	352,688

		1,981,170

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	588	91,928
AutoZone, Inc.*	189	404,825
Bath & Body Works, Inc.	2,213	72,144
Best Buy Co., Inc.	1,943	123,069
CarMax, Inc.*	1,543	101,869
Chow Tai Fook Jewellery Group Ltd.	22,000	41,189
Fast Retailing Co. Ltd.	665	353,401
H & M Hennes & Mauritz AB, Class B	8,060	74,491
Hikari Tsushin, Inc.(x)	246	28,786
Home Depot, Inc. (The)	9,963	2,749,190
Industria de Diseno Textil SA	12,499	258,172
JD Sports Fashion plc	28,463	31,087
Kingfisher plc	22,022	53,496
Lowe’s Cos., Inc.	6,196	1,163,671
Nitori Holdings Co. Ltd.	934	78,158
O’Reilly Automotive, Inc.*	618	434,670
Ross Stores, Inc.	3,392	285,844
TJX Cos., Inc. (The)	11,358	705,559
Tractor Supply Co.	1,076	200,007
Ulta Beauty, Inc.*	502	201,397
USS Co. Ltd.	2,419	37,231

		7,490,184

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	1,983	230,128
Burberry Group plc	4,468	89,097
Cie Financiere Richemont SA (Registered)	5,944	557,745
EssilorLuxottica SA	3,295	446,458
Hermes International	364	427,830
Kering SA	857	378,981
LVMH Moet Hennessy Louis Vuitton SE	3,159	1,856,971
Moncler SpA	2,376	97,558
NIKE, Inc., Class B	12,250	1,018,220

See Notes to Portfolio of Investments.

264

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EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Pandora A/S	1,069	$49,791
Puma SE	1,232	57,680
Ralph Lauren Corp.	416	35,331
Swatch Group AG (The)	340	76,357
Swatch Group AG (The) (Registered)	613	25,653
Tapestry, Inc.	2,441	69,398
VF Corp.	3,201	95,742

		5,512,940

Total Consumer Discretionary		49,834,007

Consumer Staples (4.9%)
Beverages (1.2%)
Anheuser-Busch InBev SA/NV	9,902	447,947
Asahi Group Holdings Ltd.	5,171	160,411
Brown-Forman Corp., Class B	1,772	117,962
Budweiser Brewing Co. APAC Ltd.(m)	19,000	49,523
Carlsberg A/S, Class B	1,143	133,365
Coca-Cola Co. (The)	37,731	2,113,691
Coca-Cola Europacific Partners plc	2,358	100,498
Coca-Cola HBC AG	2,215	46,614
Constellation Brands, Inc., Class A	1,545	354,856
Davide Campari-Milano NV	5,768	51,164
Diageo plc	26,002	1,089,893
Heineken Holding NV	1,206	82,340
Heineken NV	2,968	260,194
Ito En Ltd.	591	23,783
Keurig Dr Pepper, Inc.	8,237	295,049
Kirin Holdings Co. Ltd.	9,402	144,802
Molson Coors Beverage Co., Class B	1,824	87,534
Monster Beverage Corp.*	3,729	324,274
PepsiCo, Inc.	13,379	2,184,255
Pernod Ricard SA	2,390	436,851
Remy Cointreau SA	283	46,902
Suntory Beverage & Food Ltd.	1,676	59,472
Treasury Wine Estates Ltd.(x)	7,966	64,139

		8,675,519

Food & Staples Retailing (0.9%)
Aeon Co. Ltd.	7,483	139,977
Carrefour SA	6,930	96,007
Coles Group Ltd.	15,200	159,914
Costco Wholesale Corp.	4,294	2,027,927
Endeavour Group Ltd.	14,964	67,068
HelloFresh SE*	1,823	38,482
J Sainsbury plc	19,299	37,275
Jeronimo Martins SGPS SA	3,125	58,223
Kesko OYJ, Class B	3,014	56,007
Kobe Bussan Co. Ltd.	1,728	41,356
Koninklijke Ahold Delhaize NV	11,896	302,919
Kroger Co. (The)	6,312	276,150
Ocado Group plc*	6,566	34,095
Seven & i Holdings Co. Ltd.	8,549	343,404
Sysco Corp.	4,939	349,237
Tesco plc	85,771	196,392
Walgreens Boots Alliance, Inc.	6,954	218,356
Walmart, Inc.	13,818	1,792,195
Welcia Holdings Co. Ltd.	1,041	21,873
Woolworths Group Ltd.	13,827	299,172

		6,556,029

Food Products (1.2%)
Ajinomoto Co., Inc.	5,151	140,334
Archer-Daniels-Midland Co.	5,434	437,165
Associated British Foods plc	3,931	54,804
Barry Callebaut AG (Registered)	43	80,852
Campbell Soup Co.	1,952	91,978
Chocoladefabriken Lindt & Spruengli AG	13	125,612
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	198,302
Conagra Brands, Inc.	4,654	151,860
Danone SA	7,379	347,675
General Mills, Inc.	5,775	442,423
Hershey Co. (The)	1,424	313,949
Hormel Foods Corp.	2,806	127,505
J M Smucker Co. (The)	1,033	141,945
JDE Peet’s NV	1,112	32,434
Kellogg Co.	2,473	172,269
Kerry Group plc (London Stock Exchange), Class A	1,404	125,286
Kerry Group plc (Turquoise Stock Exchange), Class A	452	40,155
Kikkoman Corp.(x)	1,702	95,692
Kraft Heinz Co. (The)	7,722	257,529
Lamb Weston Holdings, Inc.	1,393	107,790
McCormick & Co., Inc. (Non-Voting)	2,428	173,044
Meiji Holdings Co. Ltd.(x)	1,348	59,796
Mondelez International, Inc., Class A	13,287	728,526
Mowi ASA	4,656	58,997
Nestle SA (Registered)	32,024	3,467,546
Nisshin Seifun Group, Inc.(x)	2,183	22,163
Nissin Foods Holdings Co. Ltd.	704	48,875
Orkla ASA	8,289	60,186
Salmar ASA	663	22,328
Tyson Foods, Inc., Class A	2,808	185,131
WH Group Ltd.(m)	92,015	57,882
Wilmar International Ltd.	21,161	56,337
Yakult Honsha Co. Ltd.	1,509	87,748

		8,514,118

Household Products (0.7%)
Church & Dwight Co., Inc.	2,355	168,241
Clorox Co. (The)	1,194	153,298
Colgate-Palmolive Co.	8,086	568,042
Essity AB, Class B	6,913	136,457
Henkel AG & Co. KGaA	1,223	69,807
Henkel AG & Co. KGaA (Preference)(q)	2,044	122,175
Kimberly-Clark Corp.	3,273	368,343
Procter & Gamble Co. (The)	23,165	2,924,581
Reckitt Benckiser Group plc	8,142	538,116
Unicharm Corp.	4,599	150,327

		5,199,387

Personal Products (0.4%)
Beiersdorf AG	1,164	115,184
Estee Lauder Cos., Inc. (The), Class A	2,247	485,127
Haleon plc*	57,212	177,019
Kao Corp.	5,484	222,367
Kobayashi Pharmaceutical Co. Ltd.	675	39,353
Kose Corp.	418	42,551
L’Oreal SA	2,746	874,376
Shiseido Co. Ltd.	4,522	158,283
Unilever plc (Cboe Europe)	13,364	589,401
Unilever plc (London Stock Exchange)	15,667	689,346

		3,393,007

Tobacco (0.5%)
Altria Group, Inc.	17,458	704,954
British American Tobacco plc	24,502	876,177
Imperial Brands plc	10,161	209,680
Japan Tobacco, Inc.	13,514	221,815
Philip Morris International, Inc.	15,028	1,247,474

See Notes to Portfolio of Investments.

265

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EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Swedish Match AB	16,944	$167,751

		3,427,851

Total Consumer Staples		35,765,911

Energy (2.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	9,808	205,575
Halliburton Co.	8,792	216,459
Schlumberger NV	13,711	492,225
Tenaris SA	5,211	67,560

		981,819

Oil, Gas & Consumable Fuels (2.7%)
Aker BP ASA	3,592	102,997
Ampol Ltd.	2,629	48,542
APA Corp.	3,165	108,211
BP plc	219,152	1,042,145
Chevron Corp.	17,458	2,508,191
ConocoPhillips	12,341	1,262,978
Coterra Energy, Inc.	7,713	201,464
Devon Energy Corp.	6,348	381,705
Diamondback Energy, Inc.	1,723	207,553
ENEOS Holdings, Inc.(x)	33,867	109,358
Eni SpA	28,405	301,766
EOG Resources, Inc.	5,681	634,738
EQT Corp.	3,584	146,048
Equinor ASA	11,209	369,713
Exxon Mobil Corp.	40,402	3,527,499
Galp Energia SGPS SA, Class B	5,532	53,018
Hess Corp.	2,701	294,382
Idemitsu Kosan Co. Ltd.(x)	2,301	49,787
Inpex Corp.	11,831	110,998
Kinder Morgan, Inc.	19,220	319,821
Marathon Oil Corp.	6,569	148,328
Marathon Petroleum Corp.	4,834	480,161
Neste OYJ	4,895	212,301
Occidental Petroleum Corp.	7,224	443,915
OMV AG	1,713	61,654
ONEOK, Inc.	4,332	221,972
Phillips 66	4,663	376,397
Pioneer Natural Resources Co.	2,314	501,050
Repsol SA	16,330	187,920
Santos Ltd.	36,603	165,785
Shell plc	84,621	2,105,396
TotalEnergies SE	28,205	1,327,607
Valero Energy Corp.	3,819	408,060
Washington H Soul Pattinson & Co. Ltd.	2,389	40,656
Williams Cos., Inc. (The)	11,813	338,206
Woodside Energy Group Ltd. (ASE Stock Exchange)	17,388	353,738
Woodside Energy Group Ltd. (London Stock Exchange)	4,212	86,462

		19,240,522

Total Energy		20,222,341

Financials (7.8%)
Banks (3.2%)
ABN AMRO Bank NV (CVA)(m)	4,668	41,841
Australia & New Zealand Banking Group Ltd.	33,905	492,293
Banco Bilbao Vizcaya Argentaria SA	75,042	337,056
Banco Santander SA	193,276	449,221
Bank Hapoalim BM	14,289	120,253
Bank Leumi Le-Israel BM	17,562	149,539
Bank of America Corp.	67,768	2,046,594
Barclays plc	188,583	300,661
BNP Paribas SA	12,638	533,543
BOC Hong Kong Holdings Ltd.	40,761	134,757
CaixaBank SA	50,434	162,518
Chiba Bank Ltd. (The)	5,850	31,500
Citigroup, Inc.	18,775	782,354
Citizens Financial Group, Inc.	4,805	165,100
Comerica, Inc.	1,268	90,155
Commerzbank AG*	11,980	85,957
Commonwealth Bank of Australia	19,412	1,128,172
Concordia Financial Group Ltd.(x)	12,014	37,144
Credit Agricole SA	13,649	109,898
Danske Bank A/S	7,612	94,203
DBS Group Holdings Ltd.	20,606	476,410
DNB Bank ASA	10,517	166,505
Erste Group Bank AG	3,954	86,589
Fifth Third Bancorp	6,652	212,598
FinecoBank Banca Fineco SpA	6,731	82,731
First Republic Bank	1,771	231,204
Hang Seng Bank Ltd.(x)	8,759	132,360
HSBC Holdings plc	227,924	1,181,081
Huntington Bancshares, Inc.	13,981	184,270
ING Groep NV	44,445	381,085
Intesa Sanpaolo SpA	185,875	305,935
Israel Discount Bank Ltd., Class A	13,801	69,337
Japan Post Bank Co. Ltd.	4,469	31,158
JPMorgan Chase & Co.	28,429	2,970,830
KBC Group NV	2,832	132,845
KeyCorp	9,041	144,837
Lloyds Banking Group plc	792,210	361,933
M&T Bank Corp.	1,702	300,097
Mediobanca Banca di Credito Finanziario SpA	6,368	49,783
Mitsubishi UFJ Financial Group, Inc.	135,988	613,228
Mizrahi Tefahot Bank Ltd.	1,732	60,522
Mizuho Financial Group, Inc.(x)	27,148	293,306
National Australia Bank Ltd.	36,535	669,913
NatWest Group plc	60,888	151,955
Nordea Bank Abp (Aquis Stock Exchange)	403	3,448
Nordea Bank Abp (Turquoise Stock Exchange)	38,396	328,533
Oversea-Chinese Banking Corp. Ltd.	38,107	312,152
PNC Financial Services Group, Inc. (The)	3,976	594,094
Regions Financial Corp.	9,058	181,794
Resona Holdings, Inc.	24,319	88,796
Shizuoka Bank Ltd. (The)(r)(x)	4,926	29,798
Signature Bank	610	92,110
Skandinaviska Enskilda Banken AB, Class A	18,514	175,739
Societe Generale SA	9,155	181,647
Standard Chartered plc	28,473	179,090
Sumitomo Mitsui Financial Group, Inc.	14,903	414,715
Sumitomo Mitsui Trust Holdings, Inc.	3,893	110,043
SVB Financial Group*	573	192,402
Svenska Handelsbanken AB, Class A	16,097	131,537
Swedbank AB, Class A	10,348	135,297
Truist Financial Corp.	12,858	559,837
UniCredit SpA	23,334	235,957
United Overseas Bank Ltd.	13,517	245,421
US Bancorp	13,107	528,474
Wells Fargo & Co.	36,770	1,478,889
Westpac Banking Corp.	39,829	523,005
Zions Bancorp NA	1,459	74,205

		23,380,254

Capital Markets (1.7%)
3i Group plc	10,740	128,957
abrdn plc	24,067	36,572
Ameriprise Financial, Inc.	1,049	264,296

See Notes to Portfolio of Investments.

266

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Amundi SA(m)	672	$27,865
ASX Ltd.	2,219	102,035
Bank of New York Mellon Corp. (The)	7,129	274,609
BlackRock, Inc.	1,462	804,509
Cboe Global Markets, Inc.	1,028	120,656
Charles Schwab Corp. (The)	14,803	1,063,892
CME Group, Inc.	3,484	617,121
Credit Suisse Group AG (Registered)	29,254	115,293
Daiwa Securities Group, Inc.(x)	14,907	58,411
Deutsche Bank AG (Registered)	23,260	173,977
Deutsche Boerse AG	2,186	359,896
EQT AB	3,483	67,006
Euronext NV(m)	1,006	63,658
FactSet Research Systems, Inc.	368	147,240
Franklin Resources, Inc.	2,754	59,266
Futu Holdings Ltd. (ADR)(x)*	738	27,520
Goldman Sachs Group, Inc. (The)	3,309	969,702
Hargreaves Lansdown plc	3,926	37,683
Hong Kong Exchanges & Clearing Ltd.	13,702	465,226
Intercontinental Exchange, Inc.	5,414	489,155
Invesco Ltd.	4,410	60,417
Japan Exchange Group, Inc.	5,623	76,012
Julius Baer Group Ltd.	2,542	110,611
London Stock Exchange Group plc	3,745	315,792
Macquarie Group Ltd.	4,147	402,445
MarketAxess Holdings, Inc.	365	81,209
Moody’s Corp.	1,530	371,958
Morgan Stanley	12,982	1,025,708
MSCI, Inc.	780	328,996
Nasdaq, Inc.	3,286	186,250
Nomura Holdings, Inc.(x)	32,613	107,664
Northern Trust Corp.	2,020	172,831
Partners Group Holding AG	260	208,876
Raymond James Financial, Inc.	1,883	186,078
S&P Global, Inc.	3,303	1,008,571
SBI Holdings, Inc.	2,700	48,520
Schroders plc	8,071	34,941
Singapore Exchange Ltd.	9,648	63,254
St James’s Place plc	5,957	67,952
State Street Corp.	3,564	216,727
T. Rowe Price Group, Inc.	2,188	229,762
UBS Group AG (Registered)	40,013	578,027

		12,357,146

Consumer Finance (0.2%)
American Express Co.	5,815	784,502
Capital One Financial Corp.	3,721	342,965
Discover Financial Services	2,648	240,756
Synchrony Financial	4,670	131,647

		1,499,870

Diversified Financial Services (0.8%)
Berkshire Hathaway, Inc., Class B*	17,496	4,671,782
Eurazeo SE	502	26,212
EXOR NV*	1,265	81,180
Groupe Bruxelles Lambert NV	1,144	79,498
Industrivarden AB, Class A	1,473	29,650
Industrivarden AB, Class C	1,762	35,093
Investor AB, Class A(x)	5,503	84,209
Investor AB, Class B	20,726	302,118
Kinnevik AB, Class B*	2,672	34,914
L E Lundbergforetagen AB, Class B	862	30,991
M&G plc	28,693	52,824
Mitsubishi HC Capital, Inc.	7,285	31,339
ORIX Corp.	13,480	189,582
Sofina SA	188	31,947
Wendel SE	296	21,172

		5,702,511

Insurance (1.9%)
Admiral Group plc	2,143	45,480
Aegon NV	19,724	78,385
Aflac, Inc.	5,575	313,315
Ageas SA/NV	1,844	66,905
AIA Group Ltd.	137,025	1,137,658
Allianz SE (Registered)	4,647	735,391
Allstate Corp. (The)	2,620	326,269
American International Group, Inc.	7,372	350,023
Aon plc, Class A	2,045	547,794
Arthur J Gallagher & Co.	2,039	349,118
Assicurazioni Generali SpA	12,482	169,896
Assurant, Inc.	516	74,959
Aviva plc	32,185	138,241
AXA SA	21,262	465,526
Baloise Holding AG (Registered)	541	68,968
Brown & Brown, Inc.	2,273	137,471
Chubb Ltd.	4,049	736,432
Cincinnati Financial Corp.	1,543	138,206
Dai-ichi Life Holdings, Inc.	11,049	175,630
Everest Re Group Ltd.	382	100,252
Gjensidige Forsikring ASA	2,207	37,765
Globe Life, Inc.	878	87,537
Hannover Rueck SE	699	105,567
Hartford Financial Services Group, Inc. (The)	3,133	194,058
Insurance Australia Group Ltd.	27,205	80,105
Japan Post Holdings Co. Ltd.	27,029	178,975
Japan Post Insurance Co. Ltd.(x)	2,205	30,891
Legal & General Group plc	67,921	162,536
Lincoln National Corp.	1,502	65,953
Loews Corp.	1,939	96,640
Marsh & McLennan Cos., Inc.	4,838	722,265
Medibank Pvt Ltd.	30,393	67,545
MetLife, Inc.	6,495	394,766
MS&AD Insurance Group Holdings, Inc.(x)	5,077	134,357
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,607	388,713
NN Group NV	3,220	125,325
Phoenix Group Holdings plc	8,436	49,116
Poste Italiane SpA(m)	5,765	43,544
Principal Financial Group, Inc.	2,247	162,121
Progressive Corp. (The)	5,670	658,911
Prudential Financial, Inc.	3,606	309,323
Prudential plc	30,909	303,683
QBE Insurance Group Ltd.	16,280	120,263
Sampo OYJ, Class A	5,448	232,507
Sompo Holdings, Inc.	3,620	144,276
Suncorp Group Ltd.	14,209	90,670
Swiss Life Holding AG (Registered)	367	161,697
Swiss Re AG	3,441	252,759
T&D Holdings, Inc.(x)	5,599	52,947
Tokio Marine Holdings, Inc.	20,886	371,220
Travelers Cos., Inc. (The)	2,301	352,513
Tryg A/S	4,197	86,255
W R Berkley Corp.	1,980	127,868
Willis Towers Watson plc	1,066	214,202
Zurich Insurance Group AG	1,712	680,562

		13,443,354

Total Financials		56,383,135

Health Care (8.7%)
Biotechnology (1.1%)
AbbVie, Inc.	17,140	2,300,359
Amgen, Inc.	5,186	1,168,924
Argenx SE*	627	226,502
Biogen, Inc.*	1,407	375,669

See Notes to Portfolio of Investments.

267

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CSL Ltd.	5,480	$993,649
Genmab A/S*	755	243,366
Gilead Sciences, Inc.	12,150	749,534
Grifols SA*	3,292	28,183
Incyte Corp.*	1,790	119,286
Moderna, Inc.*	3,261	385,613
Regeneron Pharmaceuticals, Inc.*	1,039	715,736
Swedish Orphan Biovitrum AB*	1,901	36,800
Vertex Pharmaceuticals, Inc.*	2,486	719,796

		8,063,417

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	16,977	1,642,695
ABIOMED, Inc.*	441	108,336
Alcon, Inc.	5,728	331,709
Align Technology, Inc.*	704	145,805
Asahi Intecc Co. Ltd.	2,392	37,847
Baxter International, Inc.	4,882	262,945
Becton Dickinson and Co.	2,765	616,125
BioMerieux	508	40,029
Boston Scientific Corp.*	13,878	537,495
Carl Zeiss Meditec AG	484	50,969
Cochlear Ltd.	758	93,664
Coloplast A/S, Class B	1,391	140,630
Cooper Cos., Inc. (The)	478	126,144
Demant A/S*	1,068	26,318
Dentsply Sirona, Inc.	2,089	59,223
Dexcom, Inc.*	3,806	306,535
DiaSorin SpA	284	31,735
Edwards Lifesciences Corp.*	6,010	496,606
Fisher & Paykel Healthcare Corp. Ltd.	6,363	65,610
Getinge AB, Class B	2,524	43,322
GN Store Nord A/S	1,508	26,268
Hologic, Inc.*	2,420	156,138
Hoya Corp.	4,168	400,732
IDEXX Laboratories, Inc.*	807	262,921
Intuitive Surgical, Inc.*	3,462	648,917
Koninklijke Philips NV	9,948	153,662
Medtronic plc	12,881	1,040,141
Olympus Corp.	14,130	271,944
ResMed, Inc.	1,419	309,768
Siemens Healthineers AG(m)	3,207	138,917
Smith & Nephew plc	9,703	111,942
Sonova Holding AG (Registered)	627	137,883
STERIS plc	970	161,292
Straumann Holding AG (Registered)	1,307	118,949
Stryker Corp.	3,264	661,091
Sysmex Corp.	1,928	103,765
Teleflex, Inc.	455	91,664
Terumo Corp.	7,292	205,770
Zimmer Biomet Holdings, Inc.	2,034	212,655

		10,378,161

Health Care Providers & Services (1.5%)
AmerisourceBergen Corp.	1,507	203,942
Amplifon SpA	1,374	35,982
Cardinal Health, Inc.	2,641	176,102
Centene Corp.*	5,541	431,145
Cigna Corp.	2,958	820,756
CVS Health Corp.	12,727	1,213,774
DaVita, Inc.*	540	44,696
Elevance Health, Inc.	2,327	1,057,016
Fresenius Medical Care AG & Co. KGaA	2,342	66,567
Fresenius SE & Co. KGaA	4,762	101,998
HCA Healthcare, Inc.	2,087	383,570
Henry Schein, Inc.*	1,320	86,816
Humana, Inc.	1,227	595,328
Laboratory Corp. of America Holdings	876	179,413
McKesson Corp.	1,393	473,439
Molina Healthcare, Inc.*	563	185,700
NMC Health plc(r)*	907	—
Quest Diagnostics, Inc.	1,130	138,640
Ramsay Health Care Ltd.	2,111	77,423
Sonic Healthcare Ltd.	5,209	101,358
UnitedHealth Group, Inc.	9,068	4,579,703
Universal Health Services, Inc., Class B	637	56,171

		11,009,539

Health Care Technology (0.0%)†
M3, Inc.	5,041	139,004

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	2,896	352,009
Bachem Holding AG, Class B	434	26,998
Bio-Rad Laboratories, Inc., Class A*	208	86,765
Bio-Techne Corp.	380	107,920
Charles River Laboratories International, Inc.*	493	97,022
Danaher Corp.	6,347	1,639,367
Eurofins Scientific SE	1,527	90,549
Illumina, Inc.*	1,523	290,573
IQVIA Holdings, Inc.*	1,808	327,501
Lonza Group AG (Registered)	849	412,876
Mettler-Toledo International, Inc.*	218	236,338
PerkinElmer, Inc.	1,224	147,284
QIAGEN NV*	2,629	110,633
Sartorius AG (Preference)(q)	287	100,240
Sartorius Stedim Biotech	322	98,433
Thermo Fisher Scientific, Inc.	3,798	1,926,308
Waters Corp.*	580	156,327
West Pharmaceutical Services, Inc.	718	176,686

		6,383,829

Pharmaceuticals (3.7%)
Astellas Pharma, Inc.	20,590	272,166
AstraZeneca plc	17,627	1,938,442
Bayer AG (Registered)	11,176	515,749
Bristol-Myers Squibb Co.	20,699	1,471,492
Catalent, Inc.*	1,737	125,689
Chugai Pharmaceutical Co. Ltd.	7,580	189,266
Daiichi Sankyo Co. Ltd.	19,935	554,530
Eisai Co. Ltd.	2,837	152,174
Eli Lilly and Co.	7,645	2,472,011
GSK plc	46,269	674,879
Hikma Pharmaceuticals plc	1,915	28,994
Ipsen SA	465	42,945
Johnson & Johnson	25,488	4,163,720
Kyowa Kirin Co. Ltd.	2,979	68,339
Merck & Co., Inc.	24,558	2,114,935
Merck KGaA	1,484	242,194
Nippon Shinyaku Co. Ltd.	559	28,358
Novartis AG (Registered)	24,658	1,879,759
Novo Nordisk A/S, Class B	18,833	1,877,160
Ono Pharmaceutical Co. Ltd.	4,081	94,932
Organon & Co.	2,466	57,704
Orion OYJ, Class B	1,285	54,162
Otsuka Holdings Co. Ltd.	4,456	141,336
Pfizer, Inc.	54,407	2,380,850
Recordati Industria Chimica e Farmaceutica SpA	1,154	42,393
Roche Holding AG	7,993	2,606,190
Roche Holding AG CHF 1	314	122,349
Sanofi	12,955	988,729
Shionogi & Co. Ltd.	3,013	145,760
Takeda Pharmaceutical Co. Ltd.(x)	17,102	444,176

See Notes to Portfolio of Investments.

268

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)*	12,166	$98,180
UCB SA	1,440	99,596
Viatris, Inc.	11,755	100,153
Zoetis, Inc.	4,538	672,940

		26,862,252

Total Health Care		62,836,202

Industrials (6.0%)
Aerospace & Defense (0.9%)
Airbus SE	6,725	580,988
BAE Systems plc	35,903	315,438
Boeing Co. (The)*	5,411	655,164
Dassault Aviation SA	304	34,526
Elbit Systems Ltd.	317	60,042
General Dynamics Corp.	2,180	462,531
Howmet Aerospace, Inc.	3,584	110,853
Huntington Ingalls Industries, Inc.	387	85,721
Kongsberg Gruppen ASA	1,006	30,516
L3Harris Technologies, Inc.	1,855	385,525
Lockheed Martin Corp.	2,288	883,832
MTU Aero Engines AG	615	92,806
Northrop Grumman Corp.	1,410	663,151
Raytheon Technologies Corp.	14,314	1,171,744
Rheinmetall AG	526	81,473
Rolls-Royce Holdings plc*	92,347	70,968
Safran SA	3,913	355,788
Singapore Technologies Engineering Ltd.	17,170	42,562
Textron, Inc.	2,051	119,491
Thales SA	1,216	134,125
TransDigm Group, Inc.	499	261,885

		6,599,129

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,201	115,668
Deutsche Post AG (Registered)	11,317	344,358
DSV A/S	2,161	250,473
Expeditors International of Washington, Inc.	1,586	140,060
FedEx Corp.	2,317	344,005
Nippon Express Holdings, Inc.	951	48,087
SG Holdings Co. Ltd.	3,239	44,019
United Parcel Service, Inc., Class B	7,095	1,146,126
Yamato Holdings Co. Ltd.	3,216	48,143

		2,480,939

Airlines (0.1%)
Alaska Air Group, Inc.*	1,229	48,115
American Airlines Group, Inc.(x)*	6,300	75,852
ANA Holdings, Inc.(x)*	1,763	33,161
Delta Air Lines, Inc.*	6,216	174,421
Deutsche Lufthansa AG (Registered)(x)*	6,596	38,048
Japan Airlines Co. Ltd.(x)*	1,685	30,112
Qantas Airways Ltd.*	10,199	32,831
Singapore Airlines Ltd.*	14,766	52,107
Southwest Airlines Co.*	5,752	177,392
United Airlines Holdings, Inc.*	3,168	103,055

		765,094

Building Products (0.4%)
A O Smith Corp.	1,245	60,482
AGC, Inc.	2,283	70,960
Allegion plc	852	76,407
Assa Abloy AB, Class B	11,264	210,495
Carrier Global Corp.	8,158	290,099
Cie de Saint-Gobain	5,708	203,569
Daikin Industries Ltd.	2,842	439,146
Fortune Brands Home & Security, Inc.	1,254	67,327
Geberit AG (Registered)	416	177,988
Johnson Controls International plc	6,677	328,642
Kingspan Group plc	1,756	78,457
Lixil Corp.	3,350	48,543
Masco Corp.	2,186	102,064
Nibe Industrier AB, Class B	17,055	151,430
ROCKWOOL A/S, Class B	117	18,342
TOTO Ltd.	1,709	57,066
Trane Technologies plc	2,246	325,243
Xinyi Glass Holdings Ltd.	20,000	28,968

		2,735,228

Commercial Services & Supplies (0.3%)
Brambles Ltd.	16,005	116,126
Cintas Corp.	834	323,750
Copart, Inc.*	2,074	220,674
Dai Nippon Printing Co. Ltd.	2,450	48,889
Rentokil Initial plc	20,520	108,354
Republic Services, Inc.	1,991	270,856
Rollins, Inc.	2,244	77,822
Secom Co. Ltd.(x)	2,389	135,738
Securitas AB, Class B(x)	3,455	24,054
Toppan, Inc.	2,894	43,185
Waste Management, Inc.	3,646	584,126

		1,953,574

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios SA(x)	2,714	60,737
Bouygues SA	2,666	69,452
Eiffage SA	970	77,651
Ferrovial SA	5,419	122,981
Kajima Corp.(x)	4,499	42,736
Obayashi Corp.(x)	7,166	46,014
Quanta Services, Inc.	1,386	176,563
Shimizu Corp.	6,091	29,889
Skanska AB, Class B	3,754	46,659
Taisei Corp.	2,106	58,579
Vinci SA	6,092	489,342

		1,220,603

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	18,686	481,183
AMETEK, Inc.	2,226	252,451
Eaton Corp. plc	3,861	514,903
Emerson Electric Co.	5,732	419,697
Fuji Electric Co. Ltd.	1,525	55,901
Generac Holdings, Inc.*	619	110,269
Legrand SA	3,079	198,931
Mitsubishi Electric Corp.	21,748	196,460
Nidec Corp.	5,075	285,885
Prysmian SpA	2,968	85,014
Rockwell Automation, Inc.	1,119	240,708
Schneider Electric SE	6,172	692,442
Siemens Energy AG(x)	4,907	54,620
Siemens Gamesa Renewable Energy SA*	2,631	46,208
Vestas Wind Systems A/S	11,576	212,234

		3,846,906

Industrial Conglomerates (0.6%)
3M Co.	5,367	593,054
CK Hutchison Holdings Ltd.	30,535	167,684
DCC plc	1,153	59,984
General Electric Co.	10,630	658,103
Hitachi Ltd.	11,015	466,400
Honeywell International, Inc.	6,531	1,090,481
Investment AB Latour, Class B	1,634	26,814
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	65,780
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	511	25,870

See Notes to Portfolio of Investments.

269

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Keppel Corp. Ltd.	15,985	$76,751
Lifco AB, Class B	2,572	35,506
Melrose Industries plc	48,255	53,878
Siemens AG (Registered)	8,703	861,366
Smiths Group plc	4,083	68,429
Toshiba Corp.	4,430	157,785

		4,407,885

Machinery (1.2%)
Alfa Laval AB	3,261	80,564
Alstom SA(x)	3,501	56,297
Atlas Copco AB, Class A	30,100	278,732
Atlas Copco AB, Class B	17,756	146,912
Caterpillar, Inc.	5,118	839,761
CNH Industrial NV	11,293	126,076
Cummins, Inc.	1,367	278,198
Daifuku Co. Ltd.(x)	1,197	56,247
Daimler Truck Holding AG*	5,094	116,581
Deere & Co.	2,696	900,167
Dover Corp.	1,392	162,279
Epiroc AB, Class A	7,273	104,031
Epiroc AB, Class B	4,303	54,121
FANUC Corp.	2,212	306,003
Fortive Corp.	3,448	201,018
GEA Group AG	1,693	55,362
Hitachi Construction Machinery Co. Ltd.(x)	1,187	22,054
Hoshizaki Corp.	1,200	33,211
Husqvarna AB, Class B	4,617	25,446
IDEX Corp.	732	146,290
Illinois Tool Works, Inc.	2,731	493,355
Indutrade AB	3,074	49,574
Ingersoll Rand, Inc.	3,909	169,103
KION Group AG	797	15,444
Knorr-Bremse AG	876	37,980
Komatsu Ltd.	10,404	188,145
Kone OYJ, Class B	3,858	148,566
Kubota Corp.	11,668	161,802
Kurita Water Industries Ltd.	1,225	43,202
Makita Corp.	2,472	47,930
Minebea Mitsumi, Inc.	4,006	59,416
MISUMI Group, Inc.	3,137	66,743
Mitsubishi Heavy Industries Ltd.(x)	3,668	122,292
NGK Insulators Ltd.(x)	2,513	31,327
Nordson Corp.	524	111,230
Otis Worldwide Corp.	4,074	259,921
PACCAR, Inc.	3,371	282,119
Parker-Hannifin Corp.	1,244	301,434
Pentair plc	1,594	64,764
Rational AG	59	28,817
Sandvik AB	12,000	163,410
Schindler Holding AG	477	73,992
Schindler Holding AG (Registered)	274	41,189
SKF AB, Class B	4,218	56,403
SMC Corp.	663	267,469
Snap-on, Inc.	516	103,897
Spirax-Sarco Engineering plc	849	97,525
Stanley Black & Decker, Inc.	1,433	107,776
Techtronic Industries Co. Ltd.	15,652	147,871
Toyota Industries Corp.	1,700	80,998
VAT Group AG(m)	313	63,191
Volvo AB, Class A	2,209	32,716
Volvo AB, Class B	16,983	239,634
Wartsila OYJ Abp	5,224	33,283
Westinghouse Air Brake Technologies Corp.	1,763	143,420
Xylem, Inc.	1,747	152,618
Yaskawa Electric Corp.	2,808	81,056

		8,558,962

Marine (0.1%)
AP Moller - Maersk A/S, Class A	37	65,204
AP Moller - Maersk A/S, Class B	58	105,064
Kuehne + Nagel International AG (Registered)	620	125,627
Mitsui OSK Lines Ltd.(x)	3,810	68,430
Nippon Yusen KK(x)	5,550	94,784
SITC International Holdings Co. Ltd.	14,800	27,105
ZIM Integrated Shipping Services Ltd.(x)	944	22,184

		508,398

Professional Services (0.5%)
Adecco Group AG (Registered)	1,818	49,922
Bureau Veritas SA	3,450	77,046
CoStar Group, Inc.*	3,838	267,317
Equifax, Inc.	1,187	203,487
Experian plc	10,487	307,450
Intertek Group plc	1,861	76,563
Jacobs Solutions, Inc.	1,238	134,310
Leidos Holdings, Inc.	1,324	115,810
Nielsen Holdings plc	3,487	96,660
Nihon M&A Center Holdings, Inc.	3,342	37,804
Persol Holdings Co. Ltd.	1,959	35,703
Randstad NV(x)	1,411	61,016
Recruit Holdings Co. Ltd.	16,400	473,357
RELX plc (London Stock Exchange)	13,474	328,936
RELX plc (Turquoise Stock Exchange)	8,483	205,790
Robert Half International, Inc.	1,062	81,243
SGS SA (Registered)	75	160,203
Teleperformance	682	172,302
Verisk Analytics, Inc.	1,522	259,547
Wolters Kluwer NV	3,003	292,375

		3,436,841

Road & Rail (0.5%)
Aurizon Holdings Ltd.	20,314	44,633
Central Japan Railway Co.	1,674	196,109
CSX Corp.	20,758	552,993
East Japan Railway Co.	3,432	176,191
Grab Holdings Ltd., Class A(x)*	14,769	38,842
Hankyu Hanshin Holdings, Inc.	2,689	80,938
JB Hunt Transport Services, Inc.	805	125,918
Keio Corp.	1,135	41,055
Keisei Electric Railway Co. Ltd.	1,436	39,158
Kintetsu Group Holdings Co. Ltd.	2,039	67,612
MTR Corp. Ltd.	17,024	77,902
Norfolk Southern Corp.	2,277	477,373
Odakyu Electric Railway Co. Ltd.	3,253	41,612
Old Dominion Freight Line, Inc.	889	221,157
Tobu Railway Co. Ltd.	2,084	49,168
Tokyu Corp.(x)	5,977	68,109
Union Pacific Corp.	6,054	1,179,440
West Japan Railway Co.	2,503	95,928

		3,574,138

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	1,606	67,982
Ashtead Group plc	5,035	224,792
Brenntag SE	1,771	108,067
Bunzl plc	3,862	117,529
Fastenal Co.	5,571	256,489
Ferguson plc	2,440	254,072
IMCD NV	663	78,684
ITOCHU Corp.(x)	13,457	326,142
Marubeni Corp.(x)	17,267	151,600
Mitsubishi Corp.	14,398	395,423
Mitsui & Co. Ltd.(x)	15,929	341,740
MonotaRO Co. Ltd.	2,766	41,809
Reece Ltd.	2,544	22,502

See Notes to Portfolio of Investments.

270

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Corp.	12,812	$159,880
Toyota Tsusho Corp.	2,490	77,293
United Rentals, Inc.*	678	183,141
WW Grainger, Inc.	439	214,755

		3,021,900

Transportation Infrastructure (0.1%)
Aena SME SA(m)*	863	89,297
Aeroports de Paris*	363	41,809
Atlantia SpA	5,688	125,914
Auckland International Airport Ltd.*	13,814	55,524
Getlink SE	4,855	75,250
Transurban Group	34,932	273,988

		661,782

Total Industrials		43,771,379

Information Technology (12.1%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	2,389	269,694
Cisco Systems, Inc.	40,143	1,605,720
F5, Inc.*	577	83,509
Juniper Networks, Inc.	3,127	81,677
Motorola Solutions, Inc.	1,618	362,384
Nokia OYJ	60,902	260,060
Telefonaktiebolaget LM Ericsson, Class B(x)	32,848	191,298

		2,854,342

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	5,766	386,091
Azbil Corp.(x)	1,362	35,549
CDW Corp.	1,311	204,621
Corning, Inc.	7,375	214,022
Halma plc	4,370	98,399
Hamamatsu Photonics KK	1,663	71,402
Hexagon AB, Class B	21,905	203,087
Hirose Electric Co. Ltd.	363	47,179
Ibiden Co. Ltd.(x)	1,307	35,886
Keyence Corp.	2,214	735,055
Keysight Technologies, Inc.*	1,744	274,436
Kyocera Corp.	3,639	183,947
Murata Manufacturing Co. Ltd.	6,596	302,987
Omron Corp.	2,134	97,263
Shimadzu Corp.	2,752	71,634
TDK Corp.	4,438	134,676
TE Connectivity Ltd.	3,101	342,226
Teledyne Technologies, Inc.*	454	153,211
Trimble, Inc.*	2,401	130,302
Venture Corp. Ltd.	3,000	34,169
Yokogawa Electric Corp.	2,519	39,696
Zebra Technologies Corp., Class A*	502	131,529

		3,927,367

IT Services (2.1%)
Accenture plc, Class A	6,132	1,577,764
Adyen NV(m)*	248	308,524
Akamai Technologies, Inc.*	1,541	123,773
Amadeus IT Group SA*	5,130	237,462
Automatic Data Processing, Inc.	4,028	911,093
Bechtle AG	904	32,891
Broadridge Financial Solutions, Inc.	1,136	163,948
Capgemini SE	1,864	297,887
Cognizant Technology Solutions Corp., Class A	5,020	288,349
Computershare Ltd.	6,148	97,502
DXC Technology Co.*	2,228	54,541
Edenred	2,855	131,225
EPAM Systems, Inc.*	556	201,378
Fidelity National Information Services, Inc.	5,894	445,410
Fiserv, Inc.*	6,200	580,134
FleetCor Technologies, Inc.*	727	128,076
Fujitsu Ltd.	2,242	241,783
Gartner, Inc.*	767	212,221
Global Payments, Inc.	2,687	290,330
GMO Payment Gateway, Inc.	534	36,084
International Business Machines Corp.	8,756	1,040,300
Itochu Techno-Solutions Corp.(x)	1,059	24,700
Jack Henry & Associates, Inc.	706	128,683
Mastercard, Inc., Class A	8,271	2,351,776
NEC Corp.	2,835	90,746
Nexi SpA(m)*	5,806	46,883
Nomura Research Institute Ltd.	3,908	96,049
NTT Data Corp.	6,965	90,014
Obic Co. Ltd.	804	106,600
Otsuka Corp.	1,258	38,987
Paychex, Inc.	3,105	348,412
PayPal Holdings, Inc.*	11,211	964,931
SCSK Corp.(x)	1,724	25,867
TIS, Inc.	2,639	70,072
VeriSign, Inc.*	905	157,199
Visa, Inc., Class A	15,850	2,815,753
Wix.com Ltd.*	676	52,883
Worldline SA(m)*	2,749	107,500

		14,917,730

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	15,649	991,521
Advantest Corp.	2,232	103,729
Analog Devices, Inc.	5,039	702,134
Applied Materials, Inc.	8,433	690,916
ASM International NV	535	119,701
ASML Holding NV	4,625	1,918,410
Broadcom, Inc.	3,915	1,738,299
Disco Corp.(x)	340	74,092
Enphase Energy, Inc.*	1,313	364,318
Infineon Technologies AG	14,961	331,544
Intel Corp.	39,804	1,025,749
KLA Corp.	1,375	416,116
Lam Research Corp.	1,328	486,048
Lasertec Corp.	869	87,385
Microchip Technology, Inc.	5,356	326,877
Micron Technology, Inc.	10,694	535,769
Monolithic Power Systems, Inc.	431	156,625
NVIDIA Corp.	24,274	2,946,621
NXP Semiconductors NV	2,546	375,560
ON Semiconductor Corp.*	4,200	261,786
Qorvo, Inc.*	1,000	79,410
QUALCOMM, Inc.	10,887	1,230,013
Renesas Electronics Corp.*	13,267	110,569
Rohm Co. Ltd.	1,029	67,486
Skyworks Solutions, Inc.	1,555	132,595
SolarEdge Technologies, Inc.*	539	124,757
STMicroelectronics NV	7,812	241,036
SUMCO Corp.	3,992	46,385
Teradyne, Inc.	1,520	114,228
Texas Instruments, Inc.	8,858	1,371,041
Tokyo Electron Ltd.	1,702	421,400
Tower Semiconductor Ltd.*	1,228	53,633

		17,645,753

Software (3.7%)
Adobe, Inc.*	4,537	1,248,582
ANSYS, Inc.*	844	187,115
Autodesk, Inc.*	2,106	393,401
AVEVA Group plc	1,329	46,298
Cadence Design Systems, Inc.*	2,655	433,907
Ceridian HCM Holding, Inc.*	1,484	82,926
Check Point Software Technologies Ltd.*	1,162	130,167

See Notes to Portfolio of Investments.

271

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CyberArk Software Ltd.*	471	$70,622
Dassault Systemes SE	7,574	260,346
Fortinet, Inc.*	6,345	311,730
Intuit, Inc.	2,735	1,059,320
Microsoft Corp.	72,298	16,838,204
Nemetschek SE	638	30,723
Nice Ltd.*	745	140,799
NortonLifeLock, Inc.	5,599	112,764
Oracle Corp. (BMV Mexico Stock Exchange)	471	24,864
Oracle Corp. (Moscow Stock Exchange)	14,726	899,317
Paycom Software, Inc.*	471	155,425
PTC, Inc.*	1,025	107,215
Roper Technologies, Inc.	1,028	369,710
Sage Group plc (The)	11,070	85,170
Salesforce, Inc.*	9,646	1,387,481
SAP SE	11,880	979,325
ServiceNow, Inc.*	1,958	739,360
Synopsys, Inc.*	1,483	453,071
Temenos AG (Registered)	715	48,145
Trend Micro, Inc.	1,561	84,541
Tyler Technologies, Inc.*	403	140,043
WiseTech Global Ltd.	1,747	57,381
Xero Ltd.*	1,553	71,372

		26,949,324

Technology Hardware, Storage & Peripherals (3.0%)
Apple, Inc.	146,443	20,238,423
Brother Industries Ltd.	2,604	44,898
Canon, Inc.	11,343	247,386
FUJIFILM Holdings Corp.	4,172	190,914
Hewlett Packard Enterprise Co.	12,596	150,900
HP, Inc.	8,822	219,844
Logitech International SA (Registered)(x)	1,989	90,825
NetApp, Inc.	2,130	131,741
Ricoh Co. Ltd.	6,456	47,112
Seagate Technology Holdings plc	1,893	100,764
Seiko Epson Corp.(x)	3,087	42,104
Western Digital Corp.*	3,036	98,822

		21,603,733

Total Information Technology		87,898,249

Materials (2.4%)
Chemicals (1.3%)
Air Liquide SA	5,949	677,393
Air Products and Chemicals, Inc.	2,150	500,369
Akzo Nobel NV	2,128	120,011
Albemarle Corp.	1,135	300,139
Arkema SA	669	48,793
Asahi Kasei Corp.	13,845	91,566
BASF SE	10,524	407,845
Celanese Corp.	966	87,268
CF Industries Holdings, Inc.	1,932	185,955
Chr Hansen Holding A/S	1,229	60,244
Clariant AG (Registered)*	2,381	37,894
Corteva, Inc.	6,966	398,107
Covestro AG(m)	2,244	64,878
Croda International plc	1,594	113,866
Dow, Inc.	6,962	305,841
DuPont de Nemours, Inc.	4,856	244,742
Eastman Chemical Co.	1,191	84,621
Ecolab, Inc.	2,404	347,186
EMS-Chemie Holding AG (Registered)	84	52,869
Evonik Industries AG	2,314	39,020
FMC Corp.	1,221	129,060
Givaudan SA (Registered)	106	319,581
ICL Group Ltd.	7,794	62,464
International Flavors & Fragrances, Inc.	2,472	224,532
Johnson Matthey plc	2,135	43,409
JSR Corp.	2,036	38,799
Koninklijke DSM NV	1,992	225,932
Linde plc	4,831	1,302,389
LyondellBasell Industries NV, Class A	2,467	185,716
Mitsubishi Chemical Group Corp.(x)	14,130	64,884
Mitsui Chemicals, Inc.(x)	2,032	39,678
Mosaic Co. (The)	3,347	161,761
Nippon Paint Holdings Co. Ltd.	9,191	61,558
Nippon Sanso Holdings Corp.	1,949	30,784
Nissan Chemical Corp.	1,449	64,755
Nitto Denko Corp.	1,645	89,194
Novozymes A/S, Class B	2,340	116,712
OCI NV	1,186	43,610
Orica Ltd.	5,113	42,928
PPG Industries, Inc.	2,278	252,152
Sherwin-Williams Co. (The)	2,286	468,058
Shin-Etsu Chemical Co. Ltd.	4,266	423,629
Sika AG (Registered)	1,662	332,813
Solvay SA	871	66,626
Sumitomo Chemical Co. Ltd.	16,442	56,769
Symrise AG	1,515	149,078
Toray Industries, Inc.	15,304	75,113
Tosoh Corp.(x)	2,870	32,048
Umicore SA	2,357	68,338
Yara International ASA	1,925	67,285

		9,408,262

Construction Materials (0.1%)
CRH plc	8,739	279,834
HeidelbergCement AG	1,642	65,773
Holcim AG*	6,355	259,270
James Hardie Industries plc (CHDI)	5,110	99,522
Martin Marietta Materials, Inc.	605	194,864
Vulcan Materials Co.	1,288	203,131

		1,102,394

Containers & Packaging (0.1%)
Amcor plc	14,568	156,315
Avery Dennison Corp.	788	128,207
Ball Corp.	3,047	147,231
International Paper Co.	3,509	111,235
Packaging Corp. of America	909	102,072
Sealed Air Corp.	1,408	62,670
SIG Group AG*	3,440	69,891
Smurfit Kappa Group plc	2,841	80,262
Westrock Co.	2,465	76,144

		934,027

Metals & Mining (0.8%)
Anglo American plc	14,535	439,079
Antofagasta plc	4,352	53,683
ArcelorMittal SA	5,992	119,829
BHP Group Ltd. (ASE Stock Exchange)	34,281	853,765
BHP Group Ltd. (London Stock Exchange)	23,309	585,408
BlueScope Steel Ltd.	5,191	50,220
Boliden AB	3,145	97,265
Evolution Mining Ltd.(x)	20,226	26,672
Fortescue Metals Group Ltd.	19,058	204,252
Freeport-McMoRan, Inc.	13,863	378,876
Glencore plc	112,160	592,265
Hitachi Metals Ltd.*	2,366	35,572
JFE Holdings, Inc.(x)	5,424	50,486
Mineral Resources Ltd.	1,996	83,553
Newcrest Mining Ltd.	9,933	108,072

See Notes to Portfolio of Investments.

272

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EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Newmont Corp.	7,694	$323,379
Nippon Steel Corp.(x)	9,091	126,537
Norsk Hydro ASA	14,842	79,842
Northern Star Resources Ltd.	13,112	66,104
Nucor Corp.	2,538	271,540
Rio Tinto Ltd.	4,223	251,323
Rio Tinto plc	12,791	692,805
South32 Ltd.	51,589	119,242
Sumitomo Metal Mining Co. Ltd.	2,848	82,067
voestalpine AG	1,280	21,647

		5,713,483

Paper & Forest Products (0.1%)
Holmen AB, Class B	1,056	40,183
Mondi plc	5,358	82,763
Oji Holdings Corp.	8,955	33,334
Stora Enso OYJ, Class R	6,168	78,666
Svenska Cellulosa AB SCA, Class B	6,686	84,789
UPM-Kymmene OYJ	6,036	191,808

		511,543

Total Materials		17,669,709

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)	1,439	201,733
American Tower Corp. (REIT)	4,513	968,941
AvalonBay Communities, Inc. (REIT)	1,356	249,762
Boston Properties, Inc. (REIT)	1,383	103,684
British Land Co. plc (The) (REIT)	9,716	37,492
Camden Property Trust (REIT)	1,033	123,392
CapitaLand Integrated Commercial Trust (REIT)	59,500	79,106
CapLand Ascendas REIT (REIT)	37,018	68,995
Covivio (REIT)	574	27,444
Crown Castle, Inc. (REIT)	4,198	606,821
Daiwa House REIT Investment Corp. (REIT)	28	58,118
Dexus (REIT)	11,870	58,874
Digital Realty Trust, Inc. (REIT)	2,786	276,316
Duke Realty Corp. (REIT)	3,732	179,882
Equinix, Inc. (REIT)	883	502,286
Equity Residential (REIT)	3,282	220,616
Essex Property Trust, Inc. (REIT)	631	152,847
Extra Space Storage, Inc. (REIT)	1,298	224,178
Federal Realty Investment Trust (REIT)	706	63,625
Gecina SA (REIT)	552	42,905
GLP J-REIT (REIT)	53	58,506
Goodman Group (REIT)	18,759	187,429
GPT Group (The) (REIT)	21,140	51,313
Healthpeak Properties, Inc. (REIT)	5,231	119,895
Host Hotels & Resorts, Inc. (REIT)	6,930	110,048
Invitation Homes, Inc. (REIT)	5,621	189,821
Iron Mountain, Inc. (REIT)	2,818	123,907
Japan Metropolitan Fund Invest (REIT)	85	63,941
Japan Real Estate Investment Corp. (REIT)	15	61,768
Kimco Realty Corp. (REIT)	5,996	110,386
Klepierre SA (REIT)*	2,454	42,366
Land Securities Group plc (REIT)	7,773	44,706
Link REIT (REIT)	23,748	165,753
Mapletree Logistics Trust (REIT)	34,339	37,078
Mapletree Pan Asia Commercial Trust (REIT)	23,800	28,427
Mid-America Apartment Communities, Inc. (REIT)	1,119	173,523
Mirvac Group (REIT)	43,512	53,741
Nippon Building Fund, Inc. (REIT)	18	79,147
Nippon Prologis REIT, Inc. (REIT)	25	54,529
Nomura Real Estate Master Fund, Inc. (REIT)	53	58,615
Prologis, Inc. (REIT)	7,177	729,183
Public Storage (REIT)	1,532	448,585
Realty Income Corp. (REIT)	5,987	348,443
Regency Centers Corp. (REIT)	1,493	80,398
SBA Communications Corp. (REIT)	1,046	297,744
Scentre Group (REIT)	57,282	92,204
Segro plc (REIT)	13,744	115,164
Simon Property Group, Inc. (REIT)	3,173	284,777
Stockland (REIT)	26,345	54,859
UDR, Inc. (REIT)	2,961	123,503
Unibail-Rodamco-Westfield (REIT)*	1,326	54,431
Ventas, Inc. (REIT)	3,875	155,659
VICI Properties, Inc. (REIT)	9,336	278,680
Vicinity Centres (REIT)	42,704	47,683
Vornado Realty Trust (REIT)	1,562	36,176
Warehouses De Pauw CVA (REIT)	1,674	40,665
Welltower, Inc. (REIT)	4,492	288,925
Weyerhaeuser Co. (REIT)	7,177	204,975

		9,743,970

Real Estate Management & Development (0.3%)
Aroundtown SA	11,025	24,327
Azrieli Group Ltd.	535	36,445
Capitaland Investment Ltd.	29,042	69,954
CBRE Group, Inc., Class A*	3,113	210,159
City Developments Ltd.	4,506	23,755
CK Asset Holdings Ltd.	22,116	132,708
Daito Trust Construction Co. Ltd.(x)	723	67,888
Daiwa House Industry Co. Ltd.	6,748	137,518
ESR Group Ltd.(m)	21,900	55,240
Fastighets AB Balder, Class B*	6,966	27,532
Hang Lung Properties Ltd.	22,269	36,352
Henderson Land Development Co. Ltd.	15,985	44,616
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	29,739
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	5,043	22,123
Hulic Co. Ltd.	4,186	30,801
LEG Immobilien SE	854	51,385
Lendlease Corp. Ltd.	7,599	42,977
Mitsubishi Estate Co. Ltd.(x)	13,455	176,542
Mitsui Fudosan Co. Ltd.	10,347	197,236
New World Development Co. Ltd.	16,993	48,014
Nomura Real Estate Holdings, Inc.	1,336	30,287
Sagax AB, Class B	2,142	35,260
Sino Land Co. Ltd.	36,700	48,297
Sumitomo Realty & Development Co. Ltd.(x)	3,615	82,318
Sun Hung Kai Properties Ltd.	16,306	179,287
Swire Pacific Ltd., Class A	5,457	40,724
Swire Properties Ltd.	12,896	27,712
Swiss Prime Site AG (Registered)	890	70,799
UOL Group Ltd.	5,226	24,095
Vonovia SE	8,148	177,331
Wharf Real Estate Investment Co. Ltd.	18,412	83,149

		2,264,570

Total Real Estate		12,008,540

Utilities (1.9%)
Electric Utilities (1.2%)
Acciona SA	303	53,481
Alliant Energy Corp.	2,433	128,925

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
American Electric Power Co., Inc.	4,980	$430,521
Chubu Electric Power Co., Inc.(x)	7,110	63,929
CK Infrastructure Holdings Ltd.	6,519	33,261
CLP Holdings Ltd.	18,681	140,773
Constellation Energy Corp.	3,168	263,546
Duke Energy Corp.	7,464	694,301
Edison International	3,698	209,233
EDP - Energias de Portugal SA	30,636	132,627
Electricite de France SA	6,031	70,221
Elia Group SA/NV	391	45,954
Endesa SA	3,505	52,541
Enel SpA	91,535	375,112
Entergy Corp.	1,972	198,442
Evergy, Inc.	2,225	132,165
Eversource Energy	3,358	261,790
Exelon Corp.	9,614	360,140
FirstEnergy Corp.	5,262	194,694
Fortum OYJ	4,901	65,875
HK Electric Investments & HK Electric Investments Ltd.(m)	29,833	20,910
Iberdrola SA	67,742	629,755
Kansai Electric Power Co., Inc. (The)(x)	7,770	64,752
Mercury NZ Ltd.	7,517	23,947
NextEra Energy, Inc.	19,047	1,493,475
NRG Energy, Inc.	2,280	87,256
Origin Energy Ltd.	19,650	64,385
Orsted A/S(m)	2,185	173,866
PG&E Corp.*	15,597	194,962
Pinnacle West Capital Corp.	1,096	70,703
Power Assets Holdings Ltd.	15,292	76,431
PPL Corp.	7,137	180,923
Red Electrica Corp. SA	4,541	69,550
Southern Co. (The)	10,305	700,740
SSE plc	12,030	203,969
Terna - Rete Elettrica Nazionale	15,527	94,588
Tokyo Electric Power Co. Holdings, Inc.*	16,848	53,544
Verbund AG	799	68,084
Xcel Energy, Inc.	5,303	339,392

		8,518,763

Gas Utilities (0.1%)
APA Group	13,021	79,506
Atmos Energy Corp.	1,356	138,108
Enagas SA	2,746	42,382
Hong Kong & China Gas Co. Ltd.	123,534	108,521
Naturgy Energy Group SA	1,637	37,736
Osaka Gas Co. Ltd.	4,138	62,305
Snam SpA	22,254	89,896
Tokyo Gas Co. Ltd.	4,467	75,443

		633,897

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	6,475	146,335
EDP Renovaveis SA	3,385	69,570
Meridian Energy Ltd.	14,138	38,014
RWE AG	7,334	269,853
Uniper SE(x)	1,009	3,828

		527,600

Multi-Utilities (0.5%)
Ameren Corp.	2,505	201,778
CenterPoint Energy, Inc.	6,103	171,982
CMS Energy Corp.	2,813	163,829
Consolidated Edison, Inc.	3,437	294,757
Dominion Energy, Inc.	8,070	557,718
DTE Energy Co.	1,878	216,064
E.ON SE	25,267	195,551
Engie SA	20,555	235,845
National Grid plc	41,484	428,108
NiSource, Inc.	3,935	99,123
Public Service Enterprise Group, Inc.	4,836	271,928
Sempra Energy	3,047	456,867
Veolia Environnement SA	7,638	144,917
WEC Energy Group, Inc.	3,058	273,477

		3,711,944

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,762	229,342
Severn Trent plc	2,927	76,516
United Utilities Group plc	7,525	74,517

		380,375

Total Utilities		13,772,579

Total Common Stocks (59.3%) (Cost $347,003,223)		430,374,418

EXCHANGE TRADED FUND (ETF):
Equity (3.4%)
SPDR S&P MidCap 400 ETF Trust(x)	60,637	24,355,457

Total Exchange Traded Fund (3.4%) (Cost $19,436,631)		24,355,457

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.7%)
FHLB
2.500%, 2/13/24	$295,000	288,651
3.250%, 11/16/28	745,000	713,213
FHLMC
2.750%, 6/19/23	1,485,000	1,469,922
FNMA
2.875%, 9/12/23	1,692,000	1,667,966
1.875%, 9/24/26	1,297,000	1,187,059

Total U.S. Government Agency Securities		5,326,811

U.S. Treasury Obligations (33.6%)
U.S. Treasury Bonds
6.125%, 11/15/27	504,000	549,912
U.S. Treasury Notes
0.250%, 9/30/23	18,314,300	17,595,321
2.750%, 11/15/23	1,029,600	1,011,863
2.125%, 11/30/23	2,112,000	2,060,520
2.250%, 12/31/23	12,384,700	12,077,985
2.500%, 1/31/24	989,100	965,532
2.125%, 3/31/24	1,643,000	1,590,758
2.250%, 4/30/24	1,313,000	1,271,251
2.000%, 5/31/24	4,685,400	4,512,809
2.375%, 8/15/24	5,477,000	5,289,584
2.250%, 11/15/24	5,137,600	4,928,885
2.000%, 2/15/25	11,889,500	11,282,950
0.500%, 3/31/25	2,907,000	2,651,956
2.125%, 5/15/25	6,405,600	6,068,305
0.250%, 7/31/25	5,820,700	5,202,251
0.250%, 8/31/25	4,564,000	4,065,526
0.250%, 9/30/25	2,489,600	2,213,021
2.250%, 11/15/25	1,027,500	967,857
0.375%, 12/31/25	2,383,100	2,107,368
0.375%, 1/31/26	4,578,300	4,032,839
1.625%, 2/15/26	5,790,500	5,321,379
0.500%, 2/28/26	2,080,300	1,835,865
0.750%, 4/30/26	2,137,700	1,893,702
0.750%, 5/31/26	4,226,400	3,734,421
0.750%, 8/31/26	4,529,600	3,974,370

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
0.875%, 9/30/26	$46,067,500	$40,550,198
2.000%, 11/15/26	12,962,400	11,911,231
1.250%, 12/31/26	4,064,300	3,612,147
1.500%, 1/31/27	3,846,200	3,449,861
2.250%, 2/15/27	4,750,400	4,393,749
1.875%, 2/28/27	3,489,800	3,180,080
2.375%, 5/15/27	10,030,500	9,303,289
3.250%, 6/30/27	7,648,500	7,376,619
2.250%, 8/15/27	5,434,100	4,998,523
2.250%, 11/15/27	4,634,600	4,242,469
2.750%, 2/15/28	1,064,000	996,835
2.875%, 5/15/28	1,186,000	1,115,211
3.125%, 11/15/28	1,160,900	1,103,308
2.625%, 2/15/29	1,585,100	1,460,892
2.375%, 5/15/29	4,216,300	3,815,093
1.625%, 8/15/29	2,150,000	1,854,375
1.750%, 11/15/29	1,913,800	1,662,614
1.500%, 2/15/30	1,323,900	1,123,867
0.625%, 5/15/30	2,574,800	2,028,057
0.625%, 8/15/30	2,614,600	2,047,559
1.625%, 5/15/31	3,247,100	2,725,535
1.250%, 8/15/31	15,571,900	12,581,609
1.375%, 11/15/31	2,185,600	1,775,459
1.875%, 2/15/32	4,910,800	4,160,368
2.875%, 5/15/32	4,634,000	4,283,554
2.750%, 8/15/32	976,500	892,582

Total U.S. Treasury Obligations		243,851,314

Total Long-Term Debt Securities (34.3%) (Cost $273,246,147)		249,178,125

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Commercial Services & Supplies (0.0%)†
Securitas AB(x)* (Cost $9,165)	13,820	5,766

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	3,000,000	3,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.6%)
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $11,702,305, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $11,933,398.(xx)	11,699,410	11,699,410
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $1,000,254, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $1,020,495.(xx)	1,000,000	1,000,000
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $1,000,622, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $1,096,050.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		18,699,410

Total Short-Term Investments (3.0%) (Cost $21,699,410)		21,699,410

Total Investments in Securities (100.0%) (Cost $661,394,576)		725,613,176
Other Assets Less Liabilities (0.0%)†		(116,236)

Net Assets (100%)		$725,496,940

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $2,042,777 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $27,420,887. This was collateralized by $6,545,455 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/6/22 - 5/15/52 and by cash of $21,699,410 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

275

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.7%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.5
Finland	0.2
France	2.0
Germany	1.4
Hong Kong	0.5
Ireland	0.1
Israel	0.2
Italy	0.4
Japan	4.3
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.0
New Zealand	0.0	#
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.1
South Korea	0.0	#
Spain	0.5
Sweden	0.6
Switzerland	1.2
United Arab Emirates	0.0
United Kingdom	2.5
United States	81.9
Cash and Other	0.0

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	6	12/2022	USD	498,180	(29,509)
Russell 2000 E-Mini Index	293	12/2022	USD	24,462,570	(3,221,889)

					(3,251,398)

Short Contracts
EURO STOXX 50 Index	(57)	12/2022	EUR	(1,851,853)	(8,716)
FTSE 100 Index	(49)	12/2022	GBP	(3,782,988)	311,623
S&P 500 E-Mini Index	(244)	12/2022	USD	(43,938,300)	4,251,197
SPI 200 Index	(68)	12/2022	AUD	(7,031,161)	199,564
TOPIX Index	(3)	12/2022	JPY	(380,571)	(726)
U.S. Treasury 2 Year Note	(134)	12/2022	USD	(27,522,344)	331,325
U.S. Treasury 5 Year Note	(39)	12/2022	USD	(4,192,805)	91,272
U.S. Treasury 10 Year Note	(254)	12/2022	USD	(28,463,875)	1,019,613

					6,195,152

					2,943,754

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	17,359,867	AUD	25,163,984	BNP Paribas	10/20/2022	1,260,718
GBP	5,788,482	USD	6,200,084	Citibank NA	11/17/2022	267,712
USD	13,345,497	GBP	11,560,787	Citibank NA	11/17/2022	427,982
USD	12,354,432	GBP	10,582,387	Morgan Stanley	11/17/2022	530,139
USD	3,297,958	GBP	2,785,896	UBS AG	11/17/2022	185,120
USD	5,023,064	SEK	55,173,840	Citibank NA	12/1/2022	36,212
USD	12,021,545	CHF	11,714,208	Bank of America	12/7/2022	73,106
USD	1,501,606	CHF	1,468,463	Morgan Stanley	12/7/2022	3,780

Total unrealized appreciation						2,784,769

AUD	4,803,057	USD	3,239,590	JPMorgan Chase Bank	10/20/2022	(167,315)
AUD	6,258,663	USD	4,230,543	JPMorgan Chase Bank	10/20/2022	(226,442)
AUD	34,445,150	USD	23,906,314	Morgan Stanley	10/20/2022	(1,869,357)
GBP	876,000	USD	996,925	Bank of America	11/17/2022	(18,122)
GBP	4,132,232	USD	4,730,014	Morgan Stanley	11/17/2022	(112,840)
NZD	11,051,178	USD	6,639,557	Bank of America	11/18/2022	(453,555)
NZD	10,935,823	USD	6,768,208	BNP Paribas	11/18/2022	(646,777)
NZD	4,388,345	USD	2,472,439	Morgan Stanley	11/18/2022	(16,021)
NOK	33,660,433	USD	3,259,279	Bank of America	12/1/2022	(164,269)
SEK	7,482,000	USD	688,783	Morgan Stanley	12/1/2022	(12,527)
JPY	1,112,260,176	USD	7,733,713	HSBC Bank plc	12/2/2022	(818)
JPY	2,152,492,289	USD	15,017,359	JPMorgan Chase Bank	12/2/2022	(52,337)
JPY	838,854,273	USD	5,905,472	Morgan Stanley	12/2/2022	(73,408)
CHF	1,830,436	USD	1,914,304	BNP Paribas	12/7/2022	(47,267)
USD	3,249,089	CHF	3,200,973	Bank of America	12/7/2022	(15,889)
USD	25,320,328	EUR	25,889,218	JPMorgan Chase Bank	12/8/2022	(175,896)

Total unrealized depreciation						(4,052,840)

Net unrealized depreciation						(1,268,071)

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Communication Services	$23,800,368	$6,411,998	$—		$30,212,366
Consumer Discretionary	34,219,485	15,614,522	—		49,834,007
Consumer Staples	20,193,158	15,572,753	—		35,765,911
Energy	13,424,938	6,797,403	—		20,222,341
Financials	32,167,965	24,185,372	29,798		56,383,135
Health Care	44,209,398	18,626,804	—	(c)	62,836,202
Industrials	23,190,090	20,581,289	—		43,771,379
Information Technology	77,207,613	10,690,636	—		87,898,249
Materials	7,333,560	10,336,149	—		17,669,709
Real Estate	8,218,609	3,789,931	—		12,008,540
Utilities	9,162,516	4,610,063	—		13,772,579
Exchange Traded Fund	24,355,457	—	—		24,355,457
Forward Currency Contracts	—	2,784,769	—		2,784,769
Futures	6,204,594	—	—		6,204,594
Rights
Industrials	—	5,766	—		5,766
Short-Term Investments
Investment Company	3,000,000	—	—		3,000,000
Repurchase Agreements	—	18,699,410	—		18,699,410
U.S. Government Agency Securities	—	5,326,811	—		5,326,811
U.S. Treasury Obligations	—	243,851,314	—		243,851,314

Total Assets	$326,687,751	$407,884,990	$29,798		$734,602,539

Liabilities:
Forward Currency Contracts	$—	$(4,052,840)	$—		$(4,052,840)
Futures	(3,260,840)	—	—		(3,260,840)

Total Liabilities	$(3,260,840)	$(4,052,840)	$—		$(7,313,680)

Total	$323,426,911	$403,832,150	$29,798		$727,288,859

(a)	A security with a market value of $28,427 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

(b)	A security with a market value of $29,798 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,333,473
Aggregate gross unrealized depreciation	(79,381,238)

Net unrealized appreciation	$63,952,235

Federal income tax cost of investments in securities and derivative instruments, if applicable	$663,336,624

See Notes to Portfolio of Investments.

278

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EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.0%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	137,473	$2,108,836
Bezeq The Israeli Telecommunication Corp. Ltd.	48,857	79,914
BT Group plc	171,397	231,740
Cellnex Telecom SA(m)	13,551	417,796
Deutsche Telekom AG (Registered)	80,814	1,385,320
Elisa OYJ	3,552	161,087
HKT Trust & HKT Ltd.	92,168	107,798
Infrastrutture Wireless Italiane SpA(m)	8,190	71,606
Koninklijke KPN NV	82,363	223,181
Lumen Technologies, Inc.	17,854	129,977
Nippon Telegraph & Telephone Corp.	29,802	803,999
Orange SA	49,743	449,812
Proximus SADP	3,707	38,410
Singapore Telecommunications Ltd.	203,681	375,341
Spark New Zealand Ltd.	45,560	127,628
Swisscom AG (Registered)	651	304,061
Telecom Italia SpA*	242,840	45,074
Telefonica Deutschland Holding AG	25,372	51,385
Telefonica SA	130,348	429,723
Telenor ASA	17,053	155,636
Telia Co. AB	66,279	190,768
Telstra Corp. Ltd.	100,991	247,524
United Internet AG (Registered)	2,364	44,588
Verizon Communications, Inc.	80,644	3,062,053

		11,243,257

Entertainment (0.7%)
Activision Blizzard, Inc.	15,014	1,116,141
Bollore SE	21,550	98,585
Capcom Co. Ltd.	4,382	109,560
Electronic Arts, Inc.	5,400	624,834
Embracer Group AB(x)*	16,705	99,021
Koei Tecmo Holdings Co. Ltd.(x)	2,966	48,243
Konami Group Corp.	2,403	111,096
Live Nation Entertainment, Inc.*	2,630	199,985
Netflix, Inc.*	8,531	2,008,539
Nexon Co. Ltd.	12,447	217,679
Nintendo Co. Ltd.	27,530	1,114,763
Sea Ltd. (ADR)*	9,010	505,010
Square Enix Holdings Co. Ltd.	2,121	90,960
Take-Two Interactive Software, Inc.*	3,036	330,924
Toho Co. Ltd.	2,817	101,515
Ubisoft Entertainment SA*	2,384	65,452
Universal Music Group NV(x)	18,166	342,431
Walt Disney Co. (The)*	34,977	3,299,380
Warner Bros Discovery, Inc.*	42,408	487,692

		10,971,810

Interactive Media & Services (1.8%)
Adevinta ASA*	7,102	41,667
Alphabet, Inc., Class A*	115,509	11,048,436
Alphabet, Inc., Class C*	103,298	9,932,103
Auto Trader Group plc(m)	23,170	131,368
Kakaku.com, Inc.	3,209	53,955
Match Group, Inc.*	5,484	261,861
Meta Platforms, Inc., Class A*	44,042	5,975,618
REA Group Ltd.(x)	1,351	98,008
Scout24 SE(m)	2,037	103,222
SEEK Ltd.	8,194	99,146
Twitter, Inc.*	14,647	642,124
Z Holdings Corp.	65,273	169,611

		28,557,119

Media (0.4%)
Charter Communications, Inc., Class A*	2,224	674,650
Comcast Corp., Class A	85,847	2,517,893
CyberAgent, Inc.(x)	10,603	88,315
Dentsu Group, Inc.	5,405	153,881
DISH Network Corp., Class A*	4,815	66,592
Fox Corp., Class A	5,985	183,620
Fox Corp., Class B	2,776	79,116
Hakuhodo DY Holdings, Inc.	5,646	39,821
Informa plc	35,846	206,512
Interpublic Group of Cos., Inc. (The)	7,559	193,510
News Corp., Class A	7,460	112,720
News Corp., Class B	2,311	35,636
Omnicom Group, Inc.	3,951	249,269
Paramount Global, Class B(x)	11,683	222,444
Pearson plc	16,325	156,455
Publicis Groupe SA	5,749	272,030
Vivendi SE	17,774	137,763
WPP plc	27,229	225,332

		5,615,559

Wireless Telecommunication Services (0.4%)
KDDI Corp.(x)	40,216	1,179,533
SoftBank Corp.(x)	71,615	716,200
SoftBank Group Corp.	30,072	1,021,550
Tele2 AB, Class B	14,001	120,762
T-Mobile US, Inc.*	11,314	1,517,999
Vodafone Group plc	666,121	750,237

		5,306,281

Total Communication Services		61,694,026

Consumer Discretionary (6.6%)
Auto Components (0.1%)
Aisin Corp.	3,716	95,448
Aptiv plc*	5,203	406,927
BorgWarner, Inc.	4,600	144,440
Bridgestone Corp.	14,236	460,201
Cie Generale des Etablissements Michelin SCA	16,948	377,583
Continental AG	2,747	123,419
Denso Corp.	10,806	493,228
Koito Manufacturing Co. Ltd.	5,332	73,072
Sumitomo Electric Industries Ltd.	17,625	178,908
Valeo	5,086	76,444

		2,429,670

Automobiles (1.6%)
Bayerische Motoren Werke AG	8,256	564,455
Bayerische Motoren Werke AG (Preference)(q)	1,543	100,893
Ferrari NV	3,143	586,225
Ford Motor Co.	75,829	849,285
General Motors Co.	27,998	898,456
Honda Motor Co. Ltd.(x)	40,649	885,501
Isuzu Motors Ltd.	14,538	160,713
Mazda Motor Corp.	13,805	91,380
Mercedes-Benz Group AG	20,006	1,023,060
Nissan Motor Co. Ltd.	57,880	185,022
Porsche Automobil Holding SE (Preference)(q)	3,868	220,337
Renault SA*	4,863	130,613
Stellantis NV (Euronext Paris)	44,032	520,294
Stellantis NV (Italian Stock Exchange)	10,839	127,995
Subaru Corp.	15,342	230,118
Suzuki Motor Corp.	9,233	286,409
Tesla, Inc.*	51,313	13,610,773
Toyota Motor Corp.	264,412	3,441,806

See Notes to Portfolio of Investments.

279

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Volkswagen AG	736	$121,308
Volkswagen AG (Preference)(q)	4,628	571,645
Volvo Car AB, Class B(x)*	14,699	63,392
Yamaha Motor Co. Ltd.	7,478	140,130

		24,809,810

Distributors (0.1%)
D’ieteren Group	647	90,788
Genuine Parts Co.	2,719	406,001
LKQ Corp.	4,997	235,608
Pool Corp.	770	245,022

		977,419

Diversified Consumer Services (0.0%)†
IDP Education Ltd.(x)	5,087	85,119

Hotels, Restaurants & Leisure (1.0%)
Accor SA*	4,362	91,073
Aristocrat Leisure Ltd.	15,112	315,379
Booking Holdings, Inc.*	780	1,281,704
Caesars Entertainment, Inc.*	4,116	132,782
Carnival Corp.(x)*	18,744	131,770
Chipotle Mexican Grill, Inc.*	537	806,982
Compass Group plc	44,479	889,100
Darden Restaurants, Inc.	2,395	302,536
Domino’s Pizza Enterprises Ltd.	1,600	52,383
Domino’s Pizza, Inc.	692	214,658
Entain plc	14,573	175,003
Evolution AB(m)	4,575	360,292
Expedia Group, Inc.*	2,911	272,732
Flutter Entertainment plc*	4,164	454,894
Galaxy Entertainment Group Ltd.	53,768	313,942
Genting Singapore Ltd.	146,650	79,771
Hilton Worldwide Holdings, Inc.	5,345	644,714
InterContinental Hotels Group plc	4,642	222,703
La Francaise des Jeux SAEM(m)	2,591	76,664
Las Vegas Sands Corp.*	6,603	247,745
Lottery Corp. Ltd. (The)*	54,245	144,110
Marriott International, Inc., Class A	5,279	739,799
McDonald’s Corp.	14,201	3,276,739
McDonald’s Holdings Co. Japan Ltd.	2,132	74,265
MGM Resorts International	6,790	201,799
Norwegian Cruise Line Holdings Ltd.(x)*	8,048	91,425
Oriental Land Co. Ltd.	4,988	679,736
Royal Caribbean Cruises Ltd.*	4,308	163,273
Sands China Ltd.*	59,153	146,456
Sodexo SA	2,222	167,115
Starbucks Corp.	22,023	1,855,658
Whitbread plc	5,068	129,414
Wynn Resorts Ltd.*	2,026	127,699
Yum! Brands, Inc.	5,476	582,318

		15,446,633

Household Durables (0.3%)
Barratt Developments plc	24,915	94,378
Berkeley Group Holdings plc	2,830	103,736
DR Horton, Inc.	6,151	414,270
Electrolux AB, Class B(x)	5,496	56,923
Garmin Ltd.	2,930	235,308
Iida Group Holdings Co. Ltd.(x)	3,556	48,310
Lennar Corp., Class A	4,966	370,215
Mohawk Industries, Inc.*	988	90,096
Newell Brands, Inc.	7,067	98,161
NVR, Inc.*	59	235,238
Open House Group Co. Ltd.	2,025	68,630
Panasonic Holdings Corp.	54,476	382,559
Persimmon plc	7,954	109,502
PulteGroup, Inc.	4,563	171,113
SEB SA	615	38,574
Sekisui Chemical Co. Ltd.(x)	9,101	111,395
Sekisui House Ltd.	15,231	252,960
Sharp Corp.(x)	6,037	36,072
Sony Group Corp.	31,443	2,023,744
Taylor Wimpey plc	84,857	82,749
Whirlpool Corp.	1,079	145,460

		5,169,393

Internet & Direct Marketing Retail (1.4%)
Amazon.com, Inc.*	170,753	19,295,089
Delivery Hero SE(m)*	4,115	152,390
eBay, Inc.	10,750	395,708
Etsy, Inc.*	2,441	244,417
Just Eat Takeaway.com NV(m)*	4,404	67,144
Prosus NV*	20,682	1,077,820
Rakuten Group, Inc.	21,124	90,622
Zalando SE(m)(x)*	5,553	110,103
ZOZO, Inc.	3,012	60,068

		21,493,361

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	5,002	326,696
Hasbro, Inc.	2,517	169,696
Shimano, Inc.	1,830	288,412
Yamaha Corp.(x)	3,600	128,209

		913,013

Multiline Retail (0.3%)
Dollar General Corp.	4,393	1,053,705
Dollar Tree, Inc.*	4,323	588,360
Next plc	3,301	175,384
Pan Pacific International Holdings Corp.	9,388	164,966
Target Corp.	8,880	1,317,703
Wesfarmers Ltd.	28,278	768,538

		4,068,656

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	1,173	183,387
AutoZone, Inc.*	381	816,075
Bath & Body Works, Inc.	4,580	149,308
Best Buy Co., Inc.	3,888	246,266
CarMax, Inc.*	3,083	203,540
Chow Tai Fook Jewellery Group Ltd.	48,000	89,867
Fast Retailing Co. Ltd.	1,455	773,231
H & M Hennes & Mauritz AB, Class B	17,799	164,499
Hikari Tsushin, Inc.(x)	548	64,126
Home Depot, Inc. (The)	19,843	5,475,477
Industria de Diseno Textil SA	27,198	561,785
JD Sports Fashion plc	62,855	68,651
Kingfisher plc	49,385	119,966
Lowe’s Cos., Inc.	12,695	2,384,248
Nitori Holdings Co. Ltd.	1,992	166,692
O’Reilly Automotive, Inc.*	1,262	887,628
Ross Stores, Inc.	6,748	568,654
TJX Cos., Inc. (The)	22,552	1,400,930
Tractor Supply Co.	2,148	399,270
Ulta Beauty, Inc.*	1,003	402,394
USS Co. Ltd.	5,571	85,743

		15,211,737

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	4,311	500,294
Burberry Group plc	9,869	196,799
Cie Financiere Richemont SA (Registered)	13,016	1,221,334
EssilorLuxottica SA	7,173	971,910
Hermes International	790	928,532
Kering SA	1,866	825,180
LVMH Moet Hennessy Louis Vuitton SE	6,922	4,068,994
Moncler SpA	5,113	209,938
NIKE, Inc., Class B	24,364	2,025,136

See Notes to Portfolio of Investments.

280

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EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Pandora A/S	2,257	$105,124
Puma SE	2,646	123,881
Ralph Lauren Corp.	889	75,503
Swatch Group AG (The)	727	163,269
Swatch Group AG (The) (Registered)	1,399	58,546
Tapestry, Inc.	4,835	137,459
VF Corp.	6,198	185,382

		11,797,281

Total Consumer Discretionary		102,402,092

Consumer Staples (4.7%)
Beverages (1.1%)
Anheuser-Busch InBev SA/NV	21,657	979,719
Asahi Group Holdings Ltd.	11,413	354,047
Brown-Forman Corp., Class B	3,510	233,661
Budweiser Brewing Co. APAC Ltd.(m)	41,580	108,377
Carlsberg A/S, Class B	2,427	283,181
Coca-Cola Co. (The)	74,920	4,197,018
Coca-Cola Europacific Partners plc	5,202	221,709
Coca-Cola HBC AG	5,122	107,791
Constellation Brands, Inc., Class A	3,125	717,750
Davide Campari-Milano NV	12,739	112,999
Diageo plc	57,115	2,394,018
Heineken Holding NV	2,559	174,717
Heineken NV	6,463	566,589
Ito En Ltd.	1,423	57,263
Keurig Dr Pepper, Inc.	14,165	507,390
Kirin Holdings Co. Ltd.	20,625	317,649
Molson Coors Beverage Co., Class B	3,617	173,580
Monster Beverage Corp.*	7,221	627,938
PepsiCo, Inc.	26,551	4,334,716
Pernod Ricard SA	5,224	954,858
Remy Cointreau SA	583	96,622
Suntory Beverage & Food Ltd.	3,453	122,529
Treasury Wine Estates Ltd.	17,592	141,644

		17,785,765

Food & Staples Retailing (0.8%)
Aeon Co. Ltd.	16,401	306,797
Carrefour SA	15,053	208,542
Coles Group Ltd.	33,380	351,180
Costco Wholesale Corp.	8,511	4,019,490
Endeavour Group Ltd.	32,688	146,507
HelloFresh SE*	4,161	87,836
J Sainsbury plc	42,635	82,347
Jeronimo Martins SGPS SA	7,130	132,841
Kesko OYJ, Class B	6,899	128,200
Kobe Bussan Co. Ltd.	3,712	88,839
Koninklijke Ahold Delhaize NV	26,074	663,947
Kroger Co. (The)	12,598	551,162
Ocado Group plc*	14,392	74,733
Seven & i Holdings Co. Ltd.	18,787	754,654
Sysco Corp.	9,783	691,756
Tesco plc	187,358	428,997
Walgreens Boots Alliance, Inc.	13,767	432,284
Walmart, Inc.	26,959	3,496,582
Welcia Holdings Co. Ltd.	2,468	51,856
Woolworths Group Ltd.	30,267	654,881

		13,353,431

Food Products (1.1%)
Ajinomoto Co., Inc.	11,381	310,064
Archer-Daniels-Midland Co.	10,805	869,262
Associated British Foods plc	8,970	125,056
Barry Callebaut AG (Registered)	90	169,225
Campbell Soup Co.	3,882	182,920
Chocoladefabriken Lindt & Spruengli AG	27	260,888
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	297,453
Conagra Brands, Inc.	9,215	300,685
Danone SA	16,008	754,247
General Mills, Inc.	11,564	885,918
Hershey Co. (The)	2,803	617,977
Hormel Foods Corp.	5,442	247,285
J M Smucker Co. (The)	2,083	286,225
JDE Peet’s NV	2,610	76,127
Kellogg Co.	4,866	338,966
Kerry Group plc (London Stock Exchange), Class A	1,182	105,476
Kerry Group plc (Turquoise Stock Exchange), Class A	2,796	248,390
Kikkoman Corp.(x)	3,672	206,451
Kraft Heinz Co. (The)	13,632	454,627
Lamb Weston Holdings, Inc.	2,774	214,652
McCormick & Co., Inc. (Non-Voting)	4,805	342,452
Meiji Holdings Co. Ltd.(x)	2,825	125,314
Mondelez International, Inc., Class A	26,575	1,457,107
Mowi ASA	10,204	129,297
Nestle SA (Registered)	70,188	7,599,930
Nisshin Seifun Group, Inc.(x)	4,803	48,762
Nissin Foods Holdings Co. Ltd.	1,616	112,190
Orkla ASA	18,304	132,904
Salmar ASA	1,533	51,628
Tyson Foods, Inc., Class A	5,598	369,076
WH Group Ltd.(m)	202,856	127,606
Wilmar International Ltd.	46,720	124,384
Yakult Honsha Co. Ltd.	3,254	189,219

		17,761,763

Household Products (0.7%)
Church & Dwight Co., Inc.	4,662	333,053
Clorox Co. (The)	2,363	303,385
Colgate-Palmolive Co.	16,091	1,130,393
Essity AB, Class B	15,271	301,437
Henkel AG & Co. KGaA	2,608	148,861
Henkel AG & Co. KGaA (Preference)(q)	4,498	268,856
Kimberly-Clark Corp.	6,470	728,134
Procter & Gamble Co. (The)	46,073	5,816,716
Reckitt Benckiser Group plc	17,829	1,178,344
Unicharm Corp.	10,128	331,053

		10,540,232

Personal Products (0.5%)
Beiersdorf AG	2,556	252,931
Estee Lauder Cos., Inc. (The), Class A	4,451	960,971
Haleon plc*	125,396	387,987
Kao Corp.	11,844	480,255
Kobayashi Pharmaceutical Co. Ltd.	1,363	79,464
Kose Corp.	878	89,377
L’Oreal SA	6,018	1,916,239
Shiseido Co. Ltd.	10,010	350,378
Unilever plc (Cboe Europe)	59,243	2,612,831
Unilever plc (London Stock Exchange)	4,384	192,895

		7,323,328

Tobacco (0.5%)
Altria Group, Inc.	34,767	1,403,892
British American Tobacco plc	53,702	1,920,351
Imperial Brands plc	22,512	464,553
Japan Tobacco, Inc.	29,920	491,097
Philip Morris International, Inc.	29,766	2,470,876
Swedish Match AB	38,006	376,271

		7,127,040

Total Consumer Staples		73,891,559

See Notes to Portfolio of Investments.

281

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (2.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	17,961	$376,463
Halliburton Co.	17,320	426,418
Schlumberger NV	27,142	974,398
Tenaris SA	11,874	153,944

		1,931,223

Oil, Gas & Consumable Fuels (2.6%)
Aker BP ASA	7,933	227,470
Ampol Ltd.	6,032	111,374
APA Corp.	6,495	222,064
BP plc	481,743	2,290,859
Chevron Corp.	34,694	4,984,487
ConocoPhillips	24,838	2,541,921
Coterra Energy, Inc.	15,474	404,181
Devon Energy Corp.	11,787	708,752
Diamondback Energy, Inc.	3,204	385,954
ENEOS Holdings, Inc.(x)	76,514	247,067
Eni SpA	62,929	668,539
EOG Resources, Inc.	11,247	1,256,627
EQT Corp.	7,130	290,548
Equinor ASA	24,368	803,744
Exxon Mobil Corp.	80,892	7,062,681
Galp Energia SGPS SA, Class B	12,216	117,078
Hess Corp.	5,320	579,827
Idemitsu Kosan Co. Ltd.(x)	5,224	113,033
Inpex Corp.	25,653	240,675
Kinder Morgan, Inc.	37,446	623,101
Marathon Oil Corp.	13,590	306,862
Marathon Petroleum Corp.	10,389	1,031,939
Neste OYJ	10,549	457,521
Occidental Petroleum Corp.	17,097	1,050,611
OMV AG	3,677	132,343
ONEOK, Inc.	8,576	439,434
Phillips 66	9,238	745,691
Pioneer Natural Resources Co.	4,321	935,626
Repsol SA	36,179	416,335
Santos Ltd.	79,367	359,474
Shell plc	185,465	4,614,424
TotalEnergies SE	61,817	2,909,721
Valero Energy Corp.	7,836	837,277
Washington H Soul Pattinson & Co. Ltd.	5,276	89,788
Williams Cos., Inc. (The)	23,389	669,627
Woodside Energy Group Ltd. (ASE Stock Exchange)	38,093	774,938
Woodside Energy Group Ltd. (London Stock Exchange)	9,250	189,871

		39,841,464

Total Energy		41,772,687

Financials (7.5%)
Banks (3.2%)
ABN AMRO Bank NV (CVA)(m)	10,309	92,403
Australia & New Zealand Banking Group Ltd.	74,311	1,078,978
Banco Bilbao Vizcaya Argentaria SA	166,252	746,731
Banco Santander SA	425,643	989,300
Bank Hapoalim BM	31,318	263,565
Bank Leumi Le-Israel BM	38,492	327,757
Bank of America Corp.	136,148	4,111,670
Barclays plc	417,471	665,581
BNP Paribas SA	27,699	1,169,378
BOC Hong Kong Holdings Ltd.	91,278	301,768
CaixaBank SA	110,538	356,197
Chiba Bank Ltd. (The)(x)	12,903	69,477
Citigroup, Inc.	37,290	1,553,874
Citizens Financial Group, Inc.	9,419	323,637
Comerica, Inc.	2,511	178,532
Commerzbank AG*	26,257	188,395
Commonwealth Bank of Australia	42,546	2,472,657
Concordia Financial Group Ltd.(x)	26,435	81,729
Credit Agricole SA	30,166	242,888
Danske Bank A/S	17,198	212,835
DBS Group Holdings Ltd.	45,163	1,044,167
DNB Bank ASA	23,223	367,665
Erste Group Bank AG	8,539	186,997
Fifth Third Bancorp	13,175	421,073
FinecoBank Banca Fineco SpA	14,864	182,695
First Republic Bank	3,446	449,875
Hang Seng Bank Ltd.	19,187	289,941
HSBC Holdings plc	501,149	2,596,908
Huntington Bancshares, Inc.	27,637	364,256
ING Groep NV	97,412	835,241
Intesa Sanpaolo SpA	411,796	677,782
Israel Discount Bank Ltd., Class A	30,513	153,299
Japan Post Bank Co. Ltd.	9,985	69,617
JPMorgan Chase & Co.	56,399	5,893,695
KBC Group NV	6,279	294,539
KeyCorp	17,906	286,854
Lloyds Banking Group plc	1,736,344	793,275
M&T Bank Corp.	3,445	607,422
Mediobanca Banca di Credito Finanziario SpA	14,650	114,529
Mitsubishi UFJ Financial Group, Inc.(x)	298,048	1,344,025
Mizrahi Tefahot Bank Ltd.	3,920	136,978
Mizuho Financial Group, Inc.	60,146	649,815
National Australia Bank Ltd.	80,033	1,467,501
NatWest Group plc	133,451	333,046
Nordea Bank Abp (Aquis Stock Exchange)	1,774	15,178
Nordea Bank Abp (Turquoise Stock Exchange)	83,262	712,427
Oversea-Chinese Banking Corp. Ltd.	84,427	691,580
PNC Financial Services Group, Inc. (The)	7,942	1,186,694
Regions Financial Corp.	17,945	360,156
Resona Holdings, Inc.	53,302	194,621
Shizuoka Bank Ltd. (The)(r)(x)	10,861	65,700
Signature Bank	1,208	182,408
Skandinaviska Enskilda Banken AB, Class A	40,145	381,066
Societe Generale SA	19,829	393,432
Standard Chartered plc	62,898	395,618
Sumitomo Mitsui Financial Group, Inc.	32,554	905,901
Sumitomo Mitsui Trust Holdings, Inc.	8,389	237,130
SVB Financial Group*	1,130	379,431
Svenska Handelsbanken AB, Class A	36,367	297,175
Swedbank AB, Class A	22,399	292,860
Truist Financial Corp.	25,567	1,113,187
UniCredit SpA	51,649	522,282
United Overseas Bank Ltd.	29,425	534,255
US Bancorp	25,962	1,046,788
Wells Fargo & Co.	72,785	2,927,413
Westpac Banking Corp.	87,295	1,146,294
Zions Bancorp NA	2,906	147,799

		49,117,942

Capital Markets (1.6%)
3i Group plc	24,033	288,568
abrdn plc	53,147	80,762
Ameriprise Financial, Inc.	2,110	531,614
Amundi SA(m)	1,573	65,225
ASX Ltd.	4,904	225,497

See Notes to Portfolio of Investments.

282

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of New York Mellon Corp. (The)	14,271	$549,719
BlackRock, Inc.	2,735	1,505,016
Cboe Global Markets, Inc.	2,039	239,317
Charles Schwab Corp. (The)	28,961	2,081,427
CME Group, Inc.	6,902	1,222,551
Credit Suisse Group AG (Registered)	65,385	257,689
Daiwa Securities Group, Inc.(x)	32,356	126,782
Deutsche Bank AG (Registered)	50,980	381,314
Deutsche Boerse AG	4,738	780,050
EQT AB	7,399	142,342
Euronext NV(m)	2,148	135,922
FactSet Research Systems, Inc.	728	291,280
Franklin Resources, Inc.	5,376	115,692
Futu Holdings Ltd. (ADR)(x)*	1,465	54,630
Goldman Sachs Group, Inc. (The)	6,595	1,932,665
Hargreaves Lansdown plc	8,669	83,208
Hong Kong Exchanges & Clearing Ltd.	30,031	1,019,646
Intercontinental Exchange, Inc.	10,720	968,552
Invesco Ltd.	6,466	88,584
Japan Exchange Group, Inc.	12,414	167,812
Julius Baer Group Ltd.	5,597	243,544
London Stock Exchange Group plc	8,218	692,971
Macquarie Group Ltd.	9,088	881,945
MarketAxess Holdings, Inc.	725	161,305
Moody’s Corp.	3,082	749,265
Morgan Stanley	26,873	2,123,236
MSCI, Inc.	1,558	657,149
Nasdaq, Inc.	6,642	376,469
Nomura Holdings, Inc.(x)	71,785	236,981
Northern Trust Corp.	4,001	342,326
Partners Group Holding AG	566	454,706
Raymond James Financial, Inc.	3,733	368,895
S&P Global, Inc.	6,665	2,035,158
SBI Holdings, Inc.(x)	6,116	109,907
Schroders plc	18,771	81,267
Singapore Exchange Ltd.	21,147	138,643
St James’s Place plc	13,558	154,657
State Street Corp.	7,050	428,710
T. Rowe Price Group, Inc.	4,365	458,369
UBS Group AG (Registered)	87,698	1,266,882

		25,298,249

Consumer Finance (0.2%)
American Express Co.	11,713	1,580,201
Capital One Financial Corp.	7,548	695,699
Discover Financial Services	5,395	490,513
Synchrony Financial	9,630	271,470

		3,037,883

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	34,741	9,276,542
Eurazeo SE	1,075	56,130
EXOR NV*	2,711	173,975
Groupe Bruxelles Lambert NV	2,507	174,213
Industrivarden AB, Class A	3,178	63,971
Industrivarden AB, Class C	3,759	74,866
Investor AB, Class A(x)	12,412	189,935
Investor AB, Class B	45,427	662,178
Kinnevik AB, Class B*	5,901	77,106
L E Lundbergforetagen AB, Class B	1,978	71,114
M&G plc	63,363	116,652
Mitsubishi HC Capital, Inc.	16,009	68,869
ORIX Corp.	29,804	419,163
Sofina SA	398	67,633
Wendel SE	705	50,426

		11,542,773

Insurance (1.8%)
Admiral Group plc	4,434	94,101
Aegon NV	43,633	173,402
Aflac, Inc.	11,380	639,556
Ageas SA/NV	4,021	145,892
AIA Group Ltd.	300,321	2,493,432
Allianz SE (Registered)	10,185	1,611,783
Allstate Corp. (The)	5,280	657,518
American International Group, Inc.	15,212	722,266
Aon plc, Class A	4,078	1,092,374
Arthur J Gallagher & Co.	4,034	690,701
Assicurazioni Generali SpA	27,691	376,911
Assurant, Inc.	1,039	150,936
Aviva plc	70,541	302,988
AXA SA	46,601	1,020,317
Baloise Holding AG (Registered)	1,145	145,968
Brown & Brown, Inc.	4,499	272,100
Chubb Ltd.	8,136	1,479,776
Cincinnati Financial Corp.	2,864	256,528
Dai-ichi Life Holdings, Inc.	24,429	388,312
Everest Re Group Ltd.	757	198,667
Gjensidige Forsikring ASA	5,036	86,174
Globe Life, Inc.	1,742	173,677
Hannover Rueck SE	1,503	226,992
Hartford Financial Services Group, Inc. (The)	6,315	391,151
Insurance Australia Group Ltd.	60,078	176,900
Japan Post Holdings Co. Ltd.	59,280	392,529
Japan Post Insurance Co. Ltd.(x)	4,804	67,302
Legal & General Group plc	147,271	352,421
Lincoln National Corp.	3,104	136,297
Loews Corp.	3,733	186,053
Marsh & McLennan Cos., Inc.	9,638	1,438,857
Medibank Pvt Ltd.	67,118	149,162
MetLife, Inc.	13,273	806,733
MS&AD Insurance Group Holdings, Inc.(x)	11,156	295,230
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,494	845,153
NN Group NV	6,933	269,838
Phoenix Group Holdings plc	18,491	107,657
Poste Italiane SpA(m)	12,732	96,166
Principal Financial Group, Inc.	4,513	325,613
Progressive Corp. (The)	11,231	1,305,154
Prudential Financial, Inc.	7,201	617,702
Prudential plc	68,549	673,499
QBE Insurance Group Ltd.	36,982	273,192
Sampo OYJ, Class A	11,940	509,569
Sompo Holdings, Inc.	7,841	312,504
Suncorp Group Ltd.	31,481	200,885
Swiss Life Holding AG (Registered)	788	347,187
Swiss Re AG	7,521	552,457
T&D Holdings, Inc.(x)	12,825	121,280
Tokio Marine Holdings, Inc.	45,780	813,676
Travelers Cos., Inc. (The)	4,608	705,946
Tryg A/S	8,993	184,821
W R Berkley Corp.	4,023	259,805
Willis Towers Watson plc	2,141	430,213
Zurich Insurance Group AG	3,752	1,491,512

		28,236,835

Total Financials		117,233,682

Health Care (8.2%)
Biotechnology (1.0%)
AbbVie, Inc.	33,933	4,554,148
Amgen, Inc.	10,258	2,312,153
Argenx SE*	1,373	495,991
Biogen, Inc.*	2,812	750,804
CSL Ltd.	12,011	2,177,869
Genmab A/S*	1,640	528,636

See Notes to Portfolio of Investments.

283

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EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Gilead Sciences, Inc.	24,086	$1,485,865
Grifols SA*	7,269	62,231
Incyte Corp.*	3,615	240,904
Moderna, Inc.*	6,645	785,771
Regeneron Pharmaceuticals, Inc.*	2,074	1,428,717
Swedish Orphan Biovitrum AB*	4,167	80,665
Vertex Pharmaceuticals, Inc.*	4,911	1,421,931

		16,325,685

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	33,649	3,255,877
ABIOMED, Inc.*	875	214,953
Alcon, Inc.	12,460	721,559
Align Technology, Inc.*	1,407	291,404
Asahi Intecc Co. Ltd.	5,494	86,928
Baxter International, Inc.	9,669	520,772
Becton Dickinson and Co.	5,474	1,219,771
BioMerieux	1,060	83,526
Boston Scientific Corp.*	27,451	1,063,177
Carl Zeiss Meditec AG	1,020	107,414
Cochlear Ltd.	1,672	206,605
Coloplast A/S, Class B	2,982	301,479
Cooper Cos., Inc. (The)	947	249,913
Demant A/S*	2,370	58,403
Dentsply Sirona, Inc.	4,137	117,284
Dexcom, Inc.*	7,537	607,030
DiaSorin SpA	653	72,968
Edwards Lifesciences Corp.*	11,939	986,520
Fisher & Paykel Healthcare Corp. Ltd.	14,063	145,006
Getinge AB, Class B	5,833	100,119
GN Store Nord A/S	3,238	56,404
Hologic, Inc.*	4,789	308,986
Hoya Corp.	9,120	876,841
IDEXX Laboratories, Inc.*	1,613	525,515
Intuitive Surgical, Inc.*	6,893	1,292,024
Koninklijke Philips NV	22,094	341,276
Medtronic plc	25,761	2,080,201
Olympus Corp.	30,776	592,310
ResMed, Inc.	2,809	613,205
Siemens Healthineers AG(m)	7,062	305,903
Smith & Nephew plc	21,734	250,742
Sonova Holding AG (Registered)	1,345	295,779
STERIS plc	1,923	319,756
Straumann Holding AG (Registered)	2,795	254,371
Stryker Corp.	6,463	1,309,016
Sysmex Corp.	4,241	228,251
Teleflex, Inc.	901	181,515
Terumo Corp.(x)	16,097	454,234
Zimmer Biomet Holdings, Inc.	4,024	420,709

		21,117,746

Health Care Providers & Services (1.4%)
AmerisourceBergen Corp.	2,896	391,916
Amplifon SpA	3,230	84,586
Cardinal Health, Inc.	5,231	348,803
Centene Corp.*	11,231	873,884
Cigna Corp.	6,092	1,690,347
CVS Health Corp.	25,181	2,401,512
DaVita, Inc.*	1,163	96,261
Elevance Health, Inc.	4,629	2,102,677
Fresenius Medical Care AG & Co. KGaA	5,081	144,417
Fresenius SE & Co. KGaA	10,554	226,059
HCA Healthcare, Inc.	4,369	802,978
Henry Schein, Inc.*	2,651	174,356
Humana, Inc.	2,429	1,178,527
Laboratory Corp. of America Holdings	1,780	364,562
McKesson Corp.	2,791	948,577
Molina Healthcare, Inc.*	1,127	371,730
NMC Health plc(r)*	3,800	—
Quest Diagnostics, Inc.	2,254	276,543
Ramsay Health Care Ltd.	4,554	167,022
Sonic Healthcare Ltd.	11,300	219,878
UnitedHealth Group, Inc.	18,015	9,098,296
Universal Health Services, Inc., Class B	1,289	113,664

		22,076,595

Health Care Technology (0.0%)†
M3, Inc.	11,080	305,527

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	5,763	700,493
Bachem Holding AG, Class B	837	52,068
Bio-Rad Laboratories, Inc., Class A*	416	173,530
Bio-Techne Corp.	753	213,852
Charles River Laboratories International, Inc.*	976	192,077
Danaher Corp.	12,426	3,209,511
Eurofins Scientific SE	3,407	202,031
Illumina, Inc.*	3,017	575,613
IQVIA Holdings, Inc.*	3,635	658,444
Lonza Group AG (Registered)	1,857	903,076
Mettler-Toledo International, Inc.*	436	472,676
PerkinElmer, Inc.	2,422	291,439
QIAGEN NV*	5,735	241,339
Sartorius AG (Preference)(q)	613	214,102
Sartorius Stedim Biotech	690	210,928
Thermo Fisher Scientific, Inc.	7,517	3,812,547
Waters Corp.*	1,157	311,846
West Pharmaceutical Services, Inc.	1,422	349,926

		12,785,498

Pharmaceuticals (3.6%)
Astellas Pharma, Inc.	45,562	602,255
AstraZeneca plc	38,634	4,248,584
Bayer AG (Registered)	24,495	1,130,393
Bristol-Myers Squibb Co.	40,884	2,906,444
Catalent, Inc.*	3,441	248,991
Chugai Pharmaceutical Co. Ltd.	16,768	418,681
Daiichi Sankyo Co. Ltd.	43,692	1,215,375
Eisai Co. Ltd.(x)	6,344	340,285
Eli Lilly and Co.	15,144	4,896,812
GSK plc	101,408	1,479,136
Hikma Pharmaceuticals plc	4,231	64,060
Ipsen SA	968	89,400
Johnson & Johnson	50,530	8,254,581
Kyowa Kirin Co. Ltd.	6,769	155,283
Merck & Co., Inc.	48,560	4,181,987
Merck KGaA	3,223	526,005
Nippon Shinyaku Co. Ltd.	1,231	62,449
Novartis AG (Registered)	53,940	4,112,021
Novo Nordisk A/S, Class B	41,276	4,114,144
Ono Pharmaceutical Co. Ltd.	8,954	208,288
Organon & Co.	4,870	113,958
Orion OYJ, Class B	2,711	114,266
Otsuka Holdings Co. Ltd.	9,803	310,933
Pfizer, Inc.	107,744	4,714,877
Recordati Industria Chimica e Farmaceutica SpA	2,660	97,716
Roche Holding AG	17,518	5,711,902
Roche Holding AG CHF 1	666	259,504
Sanofi	28,392	2,166,885
Shionogi & Co. Ltd.	6,638	321,127
Takeda Pharmaceutical Co. Ltd.(x)	37,479	973,410
Teva Pharmaceutical Industries Ltd. (ADR)*	27,684	223,410
UCB SA	3,211	222,086

See Notes to Portfolio of Investments.

284

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Viatris, Inc.	23,280	$198,346
Zoetis, Inc.	9,037	1,340,097

		56,023,691

Total Health Care		128,634,742

Industrials (5.9%)
Aerospace & Defense (0.9%)
Airbus SE	14,739	1,273,336
BAE Systems plc	78,690	691,357
Boeing Co. (The)*	10,679	1,293,013
Dassault Aviation SA	640	72,687
Elbit Systems Ltd.	672	127,282
General Dynamics Corp.	4,426	939,064
Howmet Aerospace, Inc.	7,223	223,407
Huntington Ingalls Industries, Inc.	769	170,334
Kongsberg Gruppen ASA	2,206	66,917
L3Harris Technologies, Inc.	3,704	769,802
Lockheed Martin Corp.	4,548	1,756,847
MTU Aero Engines AG	1,358	204,927
Northrop Grumman Corp.	2,806	1,319,718
Raytheon Technologies Corp.	28,558	2,337,758
Rheinmetall AG	1,108	171,621
Rolls-Royce Holdings plc*	203,930	156,720
Safran SA	8,522	774,859
Singapore Technologies Engineering Ltd.	37,165	92,127
Textron, Inc.	4,130	240,614
Thales SA	2,682	295,824
TransDigm Group, Inc.	996	522,721

		13,500,935

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	2,444	235,382
Deutsche Post AG (Registered)	24,715	752,038
DSV A/S	4,668	541,050
Expeditors International of Washington, Inc.	3,221	284,447
FedEx Corp.	4,579	679,844
Nippon Express Holdings, Inc.	1,957	98,954
SG Holdings Co. Ltd.	7,108	96,598
United Parcel Service, Inc., Class B	14,103	2,278,199
Yamato Holdings Co. Ltd.	7,081	106,001

		5,072,513

Airlines (0.1%)
Alaska Air Group, Inc.*	2,421	94,782
American Airlines Group, Inc.*	12,472	150,163
ANA Holdings, Inc.(x)*	3,852	72,454
Delta Air Lines, Inc.*	12,310	345,419
Deutsche Lufthansa AG (Registered)(x)*	14,567	84,028
Japan Airlines Co. Ltd.*	3,459	61,814
Qantas Airways Ltd.*	22,523	72,502
Singapore Airlines Ltd.*	33,408	117,892
Southwest Airlines Co.*	11,386	351,144
United Airlines Holdings, Inc.*	6,274	204,093

		1,554,291

Building Products (0.4%)
A O Smith Corp.	2,497	121,304
AGC, Inc.	4,795	149,038
Allegion plc	1,686	151,201
Assa Abloy AB, Class B	24,991	467,017
Carrier Global Corp.	16,288	579,201
Cie de Saint-Gobain	12,457	444,264
Daikin Industries Ltd.	6,213	960,033
Fortune Brands Home & Security, Inc.	2,512	134,869
Geberit AG (Registered)	885	378,652
Johnson Controls International plc	13,359	657,530
Kingspan Group plc	3,908	174,608
Lixil Corp.	7,342	106,388
Masco Corp.	4,531	211,552
Nibe Industrier AB, Class B	37,382	331,912
ROCKWOOL A/S, Class B	223	34,959
TOTO Ltd.	3,578	119,474
Trane Technologies plc	4,491	650,342
Xinyi Glass Holdings Ltd.	44,000	63,730

		5,736,074

Commercial Services & Supplies (0.2%)
Brambles Ltd.	35,795	259,716
Cintas Corp.	1,670	648,277
Copart, Inc.*	4,105	436,772
Dai Nippon Printing Co. Ltd.	5,559	110,929
Rentokil Initial plc	46,471	245,385
Republic Services, Inc.	4,004	544,704
Rollins, Inc.	4,350	150,858
Secom Co. Ltd.(x)	5,263	299,032
Securitas AB, Class B(x)	7,631	53,128
Toppan, Inc.	6,640	99,084
Waste Management, Inc.	7,335	1,175,141

		4,023,026

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA(x)	5,813	130,089
Bouygues SA	5,735	149,404
Eiffage SA	2,080	166,509
Ferrovial SA	11,956	271,335
Kajima Corp.	10,420	98,981
Obayashi Corp.	15,771	101,267
Quanta Services, Inc.	2,760	351,596
Shimizu Corp.(x)	13,426	65,882
Skanska AB, Class B	8,291	103,051
Taisei Corp.	4,506	125,335
Vinci SA	13,305	1,068,730

		2,632,179

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	40,516	1,043,326
AMETEK, Inc.	4,434	502,860
Eaton Corp. plc	7,662	1,021,804
Emerson Electric Co.	11,406	835,147
Fuji Electric Co. Ltd.	3,145	115,284
Generac Holdings, Inc.*	1,226	218,400
Legrand SA	6,669	430,877
Mitsubishi Electric Corp.	48,184	435,270
Nidec Corp.	11,151	628,159
Prysmian SpA	6,365	182,317
Rockwell Automation, Inc.	2,233	480,341
Schneider Electric SE	13,528	1,517,719
Siemens Energy AG(x)	10,754	119,703
Siemens Gamesa Renewable Energy SA*	5,810	102,041
Vestas Wind Systems A/S	25,180	461,648

		8,094,896

Industrial Conglomerates (0.6%)
3M Co.	10,927	1,207,433
CK Hutchison Holdings Ltd.	66,210	363,595
DCC plc	2,474	128,709
General Electric Co.	21,136	1,308,530
Hitachi Ltd.	24,142	1,022,227
Honeywell International, Inc.	13,072	2,182,632
Investment AB Latour, Class B	3,608	59,208
Jardine Matheson Holdings Ltd. (London Stock Exchange)	2,741	138,695
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	1,228	62,169
Keppel Corp. Ltd.	35,925	172,492
Lifco AB, Class B	5,681	78,424
Melrose Industries plc	106,562	118,979

See Notes to Portfolio of Investments.

285

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Siemens AG (Registered)	19,074	$1,887,820
Smiths Group plc	9,350	156,702
Toshiba Corp.	9,757	347,517

		9,235,132

Machinery (1.1%)
Alfa Laval AB	7,243	178,940
Alstom SA	7,921	127,371
Atlas Copco AB, Class A	66,972	620,174
Atlas Copco AB, Class B	38,917	321,998
Caterpillar, Inc.	10,242	1,680,507
CNH Industrial NV	25,286	282,295
Cummins, Inc.	2,709	551,309
Daifuku Co. Ltd.(x)	2,591	121,751
Daimler Truck Holding AG*	11,368	260,167
Deere & Co.	5,361	1,789,984
Dover Corp.	2,768	322,693
Epiroc AB, Class A	16,330	233,579
Epiroc AB, Class B	9,504	119,537
FANUC Corp.	4,783	661,670
Fortive Corp.	6,883	401,279
GEA Group AG	3,864	126,354
Hitachi Construction Machinery Co. Ltd.(x)	2,769	51,448
Hoshizaki Corp.	2,760	76,385
Husqvarna AB, Class B(x)	10,201	56,221
IDEX Corp.	1,460	291,781
Illinois Tool Works, Inc.	5,442	983,097
Indutrade AB	6,738	108,663
Ingersoll Rand, Inc.	7,795	337,212
KION Group AG	1,891	36,643
Knorr-Bremse AG	1,842	79,862
Komatsu Ltd.	23,053	416,888
Kone OYJ, Class B	8,514	327,862
Kubota Corp.	25,263	350,326
Kurita Water Industries Ltd.	2,580	90,990
Makita Corp.	5,547	107,551
Minebea Mitsumi, Inc.	9,090	134,820
MISUMI Group, Inc.	7,113	151,336
Mitsubishi Heavy Industries Ltd.(x)	8,041	268,090
NGK Insulators Ltd.(x)	5,752	71,703
Nordson Corp.	1,035	219,700
Otis Worldwide Corp.	8,119	517,992
PACCAR, Inc.	6,676	558,714
Parker-Hannifin Corp.	2,465	597,294
Pentair plc	3,176	129,041
Rational AG	134	65,448
Sandvik AB	26,634	362,688
Schindler Holding AG	1,017	157,756
Schindler Holding AG (Registered)	610	91,697
SKF AB, Class B	9,666	129,253
SMC Corp.	1,428	576,088
Snap-on, Inc.	1,025	206,384
Spirax-Sarco Engineering plc	1,837	211,017
Stanley Black & Decker, Inc.	2,899	218,034
Techtronic Industries Co. Ltd.	34,372	324,728
Toyota Industries Corp.	3,712	176,862
VAT Group AG(m)	677	136,677
Volvo AB, Class A	4,880	72,274
Volvo AB, Class B	37,625	530,898
Wartsila OYJ Abp	11,536	73,497
Westinghouse Air Brake Technologies Corp.	3,507	285,295
Xylem, Inc.	3,458	302,091
Yaskawa Electric Corp.	5,962	172,100

		17,856,014

Marine (0.1%)
AP Moller - Maersk A/S, Class A	80	140,982
AP Moller - Maersk A/S, Class B	126	228,242
Kuehne + Nagel International AG (Registered)	1,367	276,988
Mitsui OSK Lines Ltd.(x)	8,685	155,988
Nippon Yusen KK(x)	12,165	207,756
SITC International Holdings Co. Ltd.	32,000	58,606
ZIM Integrated Shipping Services Ltd.(x)	2,069	48,621

		1,117,183

Professional Services (0.5%)
Adecco Group AG (Registered)	4,029	110,637
Bureau Veritas SA	7,344	164,008
CoStar Group, Inc.*	7,628	531,290
Equifax, Inc.	2,349	402,689
Experian plc	22,959	673,094
Intertek Group plc	4,020	165,385
Jacobs Solutions, Inc.	2,470	267,970
Leidos Holdings, Inc.	2,624	229,521
Nielsen Holdings plc	6,907	191,462
Nihon M&A Center Holdings, Inc.	7,300	82,577
Persol Holdings Co. Ltd.	4,539	82,723
Randstad NV(x)	3,005	129,945
Recruit Holdings Co. Ltd.	35,943	1,037,431
RELX plc (London Stock Exchange)	10,691	260,995
RELX plc (Turquoise Stock Exchange)	37,306	905,012
Robert Half International, Inc.	2,122	162,333
SGS SA (Registered)	161	343,902
Teleperformance	1,467	370,626
Verisk Analytics, Inc.	3,032	517,047
Wolters Kluwer NV	6,546	637,326

		7,265,973

Road & Rail (0.5%)
Aurizon Holdings Ltd.	44,860	98,564
Central Japan Railway Co.	3,602	421,975
CSX Corp.	41,751	1,112,247
East Japan Railway Co.	7,560	388,112
Grab Holdings Ltd., Class A(x)*	32,370	85,133
Hankyu Hanshin Holdings, Inc.	5,742	172,833
JB Hunt Transport Services, Inc.	1,610	251,836
Keio Corp.	2,611	94,445
Keisei Electric Railway Co. Ltd.	3,208	87,478
Kintetsu Group Holdings Co. Ltd.	4,312	142,984
MTR Corp. Ltd.	38,193	174,771
Norfolk Southern Corp.	4,577	959,568
Odakyu Electric Railway Co. Ltd.	7,126	91,154
Old Dominion Freight Line, Inc.	1,763	438,582
Tobu Railway Co. Ltd.	4,748	112,019
Tokyu Corp.(x)	13,101	149,289
Union Pacific Corp.	12,060	2,349,529
West Japan Railway Co.	5,553	212,819

		7,343,338

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	3,387	143,372
Ashtead Group plc	11,077	494,542
Brenntag SE	3,906	238,346
Bunzl plc	8,516	259,160
Fastenal Co.	11,053	508,880
Ferguson plc	5,347	556,771
IMCD NV	1,424	168,999
ITOCHU Corp.(x)	29,638	718,303
Marubeni Corp.	38,082	334,351
Mitsubishi Corp.	31,488	864,779
Mitsui & Co. Ltd.(x)	34,807	746,748
MonotaRO Co. Ltd.	6,336	95,772
Reece Ltd.	5,577	49,329
Sumitomo Corp.	28,152	351,307
Toyota Tsusho Corp.	5,389	167,281
United Rentals, Inc.*	1,375	371,415

See Notes to Portfolio of Investments.

286

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
WW Grainger, Inc.	824	$403,092

		6,472,447

Transportation Infrastructure (0.1%)
Aena SME SA(m)*	1,903	196,909
Aeroports de Paris*	757	87,189
Atlantia SpA	12,283	271,905
Auckland International Airport Ltd.*	30,506	122,616
Getlink SE	11,004	170,557
Transurban Group	76,563	600,519

		1,449,695

Total Industrials		91,353,696

Information Technology (11.3%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	4,321	487,798
Cisco Systems, Inc.	79,771	3,190,840
F5, Inc.*	1,161	168,031
Juniper Networks, Inc.	6,204	162,048
Motorola Solutions, Inc.	3,213	719,616
Nokia OYJ	134,925	576,149
Telefonaktiebolaget LM Ericsson, Class B(x)	72,774	423,816

		5,728,298

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	11,467	767,830
Azbil Corp.(x)	2,821	73,630
CDW Corp.	2,595	405,028
Corning, Inc.	14,597	423,605
Halma plc	9,432	212,380
Hamamatsu Photonics KK	3,486	149,674
Hexagon AB, Class B	48,530	449,935
Hirose Electric Co. Ltd.	758	98,516
Ibiden Co. Ltd.	2,780	76,330
Keyence Corp.	4,852	1,610,878
Keysight Technologies, Inc.*	3,494	549,816
Kyocera Corp.	8,011	404,945
Murata Manufacturing Co. Ltd.	14,323	657,926
Omron Corp.	4,681	213,349
Shimadzu Corp.	6,018	156,648
TDK Corp.	9,734	295,389
TE Connectivity Ltd.	6,187	682,797
Teledyne Technologies, Inc.*	900	303,723
Trimble, Inc.*	4,803	260,659
Venture Corp. Ltd.	6,833	77,825
Yokogawa Electric Corp.	5,537	87,256
Zebra Technologies Corp., Class A*	1,008	264,106

		8,222,245

IT Services (1.9%)
Accenture plc, Class A	12,163	3,129,540
Adyen NV(m)*	541	673,030
Akamai Technologies, Inc.*	3,078	247,225
Amadeus IT Group SA*	11,233	519,964
Automatic Data Processing, Inc.	8,022	1,814,496
Bechtle AG	2,129	77,462
Broadridge Financial Solutions, Inc.	2,251	324,864
Capgemini SE	4,084	652,666
Cognizant Technology Solutions Corp., Class A	10,008	574,860
Computershare Ltd.	13,550	214,892
DXC Technology Co.*	4,695	114,934
Edenred	6,284	288,833
EPAM Systems, Inc.*	1,097	397,322
Fidelity National Information Services, Inc.	11,728	886,285
Fiserv, Inc.*	11,171	1,045,270
FleetCor Technologies, Inc.*	1,485	261,612
Fujitsu Ltd.	4,851	523,144
Gartner, Inc.*	1,547	428,039
Global Payments, Inc.	5,406	584,118
GMO Payment Gateway, Inc.	1,106	74,736
International Business Machines Corp.	17,272	2,052,086
Itochu Techno-Solutions Corp.	2,491	58,100
Jack Henry & Associates, Inc.	1,399	254,996
Mastercard, Inc., Class A	16,491	4,689,051
NEC Corp.	6,204	198,586
Nexi SpA(m)*	12,772	103,132
Nomura Research Institute Ltd.	8,325	204,609
NTT Data Corp.	15,655	202,321
Obic Co. Ltd.	1,756	232,822
Otsuka Corp.	2,886	89,442
Paychex, Inc.	6,170	692,336
PayPal Holdings, Inc.*	22,237	1,913,939
SCSK Corp.(x)	3,800	57,016
TIS, Inc.	5,750	152,677
VeriSign, Inc.*	1,830	317,871
Visa, Inc., Class A	31,602	5,614,095
Wix.com Ltd.*	1,466	114,685
Worldline SA(m)*	6,044	236,352

		30,017,408

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	31,118	1,971,637
Advantest Corp.(x)	4,769	221,633
Analog Devices, Inc.	10,049	1,400,228
Applied Materials, Inc.	16,964	1,389,861
ASM International NV	1,178	263,566
ASML Holding NV	10,135	4,203,909
Broadcom, Inc.	7,840	3,481,038
Disco Corp.(x)	735	160,168
Enphase Energy, Inc.*	2,593	719,480
Infineon Technologies AG	32,561	721,569
Intel Corp.	78,520	2,023,460
KLA Corp.	2,866	867,338
Lam Research Corp.	2,664	975,024
Lasertec Corp.	1,899	190,960
Microchip Technology, Inc.	10,676	651,556
Micron Technology, Inc.	21,443	1,074,294
Monolithic Power Systems, Inc.	842	305,983
NVIDIA Corp.	48,084	5,836,917
NXP Semiconductors NV	5,042	743,745
ON Semiconductor Corp.*	8,344	520,082
Qorvo, Inc.*	2,082	165,332
QUALCOMM, Inc.	21,507	2,429,861
Renesas Electronics Corp.*	29,079	242,348
Rohm Co. Ltd.	2,228	146,122
Skyworks Solutions, Inc.	3,121	266,128
SolarEdge Technologies, Inc.*	1,064	246,273
STMicroelectronics NV	17,041	525,792
SUMCO Corp.	8,638	100,369
Teradyne, Inc.	3,076	231,161
Texas Instruments, Inc.	17,707	2,740,689
Tokyo Electron Ltd.	3,724	922,029
Tower Semiconductor Ltd.*	2,802	122,378

		35,860,930

Software (3.4%)
Adobe, Inc.*	9,073	2,496,890
ANSYS, Inc.*	1,670	370,239
Autodesk, Inc.*	4,177	780,264
AVEVA Group plc	3,092	107,715
Cadence Design Systems, Inc.*	5,295	865,362
Ceridian HCM Holding, Inc.*	2,638	147,411
Check Point Software Technologies Ltd.*	2,590	290,132
CyberArk Software Ltd.*	1,043	156,387
Dassault Systemes SE	16,619	571,256
Fortinet, Inc.*	12,793	628,520

See Notes to Portfolio of Investments.

287

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EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Intuit, Inc.	5,431	$2,103,535
Microsoft Corp.	143,618	33,448,632
Nemetschek SE	1,478	71,173
Nice Ltd.*	1,589	300,308
NortonLifeLock, Inc.	11,173	225,024
Oracle Corp. (BMV Mexico Stock Exchange)	949	50,098
Oracle Corp. (Moscow Stock Exchange)	30,229	1,846,085
Paycom Software, Inc.*	925	305,241
PTC, Inc.*	2,022	211,501
Roper Technologies, Inc.	2,034	731,508
Sage Group plc (The)	24,932	191,820
Salesforce, Inc.*	19,078	2,744,180
SAP SE	26,037	2,146,355
ServiceNow, Inc.*	3,849	1,453,421
Synopsys, Inc.*	2,940	898,199
Temenos AG (Registered)	1,630	109,756
Trend Micro, Inc.	3,388	183,489
Tyler Technologies, Inc.*	796	276,610
WiseTech Global Ltd.	3,693	121,299
Xero Ltd.*	3,343	153,635

		53,986,045

Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	291,034	40,220,899
Brother Industries Ltd.	5,995	103,366
Canon, Inc.	24,942	543,975
FUJIFILM Holdings Corp.	8,988	411,298
Hewlett Packard Enterprise Co.	24,966	299,093
HP, Inc.	20,227	504,057
Logitech International SA (Registered)(x)	4,306	196,626
NetApp, Inc.	4,273	264,285
Ricoh Co. Ltd.	14,151	103,266
Seagate Technology Holdings plc	3,796	202,061
Seiko Epson Corp.(x)	6,817	92,977
Western Digital Corp.*	6,014	195,756

		43,137,659

Total Information Technology		176,952,585

Materials (2.4%)
Chemicals (1.3%)
Air Liquide SA	13,039	1,484,709
Air Products and Chemicals, Inc.	4,259	991,197
Akzo Nobel NV	4,561	257,223
Albemarle Corp.	2,249	594,726
Arkema SA	1,496	109,109
Asahi Kasei Corp.	31,279	206,868
BASF SE	22,901	887,500
Celanese Corp.	2,080	187,907
CF Industries Holdings, Inc.	4,006	385,577
Chr Hansen Holding A/S	2,638	129,312
Clariant AG (Registered)*	5,258	83,681
Corteva, Inc.	13,897	794,214
Covestro AG(m)	4,820	139,355
Croda International plc	3,525	251,806
Dow, Inc.	13,981	614,185
DuPont de Nemours, Inc.	9,765	492,156
Eastman Chemical Co.	2,475	175,849
Ecolab, Inc.	4,772	689,172
EMS-Chemie Holding AG (Registered)	178	112,032
Evonik Industries AG	5,110	86,168
FMC Corp.	2,418	255,583
Givaudan SA (Registered)	231	696,445
ICL Group Ltd.	17,651	141,462
International Flavors & Fragrances, Inc.	4,894	444,522
Johnson Matthey plc	4,491	91,312
JSR Corp.	4,462	85,029
Koninklijke DSM NV	4,358	494,284
Linde plc	9,664	2,605,318
LyondellBasell Industries NV, Class A	4,970	374,142
Mitsubishi Chemical Group Corp.(x)	31,201	143,273
Mitsui Chemicals, Inc.	4,657	90,935
Mosaic Co. (The)	6,951	335,942
Nippon Paint Holdings Co. Ltd.	20,125	134,789
Nippon Sanso Holdings Corp.	4,273	67,490
Nissan Chemical Corp.	3,175	141,889
Nitto Denko Corp.	3,593	194,817
Novozymes A/S, Class B	5,088	253,773
OCI NV	2,599	95,568
Orica Ltd.	11,206	94,084
PPG Industries, Inc.	4,536	502,090
Sherwin-Williams Co. (The)	4,596	941,031
Shin-Etsu Chemical Co. Ltd.	9,350	928,489
Sika AG (Registered)	3,642	729,304
Solvay SA	1,858	142,126
Sumitomo Chemical Co. Ltd.	36,279	125,260
Symrise AG	3,331	327,774
Toray Industries, Inc.	33,706	165,432
Tosoh Corp.(x)	6,322	70,594
Umicore SA	5,331	154,566
Yara International ASA	4,133	144,462

		19,644,531

Construction Materials (0.1%)
CRH plc	19,090	611,286
HeidelbergCement AG	3,626	145,246
Holcim AG*	13,822	563,906
James Hardie Industries plc (CHDI)	11,046	215,131
Martin Marietta Materials, Inc.	1,198	385,864
Vulcan Materials Co.	2,552	402,476

		2,323,909

Containers & Packaging (0.1%)
Amcor plc	28,857	309,636
Avery Dennison Corp.	1,569	255,276
Ball Corp.	6,141	296,733
International Paper Co.	7,117	225,609
Packaging Corp. of America	1,799	202,010
Sealed Air Corp.	2,805	124,850
SIG Group AG*	7,752	157,498
Smurfit Kappa Group plc	6,122	172,955
Westrock Co.	4,894	151,176

		1,895,743

Metals & Mining (0.8%)
Anglo American plc	31,683	957,092
Antofagasta plc	9,610	118,542
ArcelorMittal SA	13,132	262,615
BHP Group Ltd. (ASE Stock Exchange)	75,034	1,868,715
BHP Group Ltd. (London Stock Exchange)	51,187	1,285,566
BlueScope Steel Ltd.	11,585	112,078
Boliden AB	6,792	210,056
Evolution Mining Ltd.(x)	44,671	58,907
Fortescue Metals Group Ltd.	42,223	452,520
Freeport-McMoRan, Inc.	27,830	760,594
Glencore plc	243,923	1,288,045
Hitachi Metals Ltd.*	5,177	77,836
JFE Holdings, Inc.(x)	11,888	110,652
Mineral Resources Ltd.	4,260	178,324
Newcrest Mining Ltd.	21,983	239,177
Newmont Corp.	15,240	640,537
Nippon Steel Corp.(x)	20,242	281,748
Norsk Hydro ASA	32,775	176,312
Northern Star Resources Ltd.	28,739	144,887

See Notes to Portfolio of Investments.

288

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Nucor Corp.	5,109	$546,612
Rio Tinto Ltd.	9,256	550,851
Rio Tinto plc	28,034	1,518,420
South32 Ltd.	115,797	267,652
Sumitomo Metal Mining Co. Ltd.	6,133	176,726
voestalpine AG	2,828	47,826

		12,332,290

Paper & Forest Products (0.1%)
Holmen AB, Class B	2,314	88,052
Mondi plc	12,092	186,780
Oji Holdings Corp.(x)	19,684	73,271
Stora Enso OYJ, Class R	13,595	173,388
Svenska Cellulosa AB SCA, Class B	15,037	190,694
UPM-Kymmene OYJ	13,319	423,243

		1,135,428

Total Materials		37,331,901

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)	2,852	399,822
American Tower Corp. (REIT)	8,923	1,915,768
AvalonBay Communities, Inc. (REIT)	2,685	494,550
Boston Properties, Inc. (REIT)	2,738	205,268
British Land Co. plc (The) (REIT)	21,458	82,803
Camden Property Trust (REIT)	2,045	244,275
CapitaLand Integrated Commercial Trust (REIT)	130,410	173,381
CapLand Ascendas REIT (REIT)	83,734	156,066
Covivio (REIT)	1,167	55,796
Crown Castle, Inc. (REIT)	8,224	1,188,779
Daiwa House REIT Investment Corp. (REIT)	55	114,161
Dexus (REIT)	26,213	130,014
Digital Realty Trust, Inc. (REIT)	5,466	542,118
Duke Realty Corp. (REIT)	7,383	355,861
Equinix, Inc. (REIT)	1,748	994,332
Equity Residential (REIT)	6,571	441,703
Essex Property Trust, Inc. (REIT)	1,255	303,999
Extra Space Storage, Inc. (REIT)	2,579	445,419
Federal Realty Investment Trust (REIT)	1,373	123,735
Gecina SA (REIT)	1,163	90,395
GLP J-REIT (REIT)	111	122,531
Goodman Group (REIT)	41,923	418,871
GPT Group (The) (REIT)	46,685	113,318
Healthpeak Properties, Inc. (REIT)	10,361	237,474
Host Hotels & Resorts, Inc. (REIT)	13,726	217,969
Invitation Homes, Inc. (REIT)	11,171	377,245
Iron Mountain, Inc. (REIT)	5,580	245,353
Japan Metropolitan Fund Invest (REIT)	180	135,404
Japan Real Estate Investment Corp. (REIT)	33	135,890
Kimco Realty Corp. (REIT)	11,867	218,472
Klepierre SA (REIT)*	5,307	91,621
Land Securities Group plc (REIT)	17,167	98,736
Link REIT (REIT)	52,051	363,298
Mapletree Logistics Trust (REIT)	80,745	87,185
Mapletree Pan Asia Commercial Trust (REIT)	57,386	68,543
Mid-America Apartment Communities, Inc. (REIT)	2,217	343,790
Mirvac Group (REIT)	96,088	118,677
Nippon Building Fund, Inc. (REIT)	40	175,882
Nippon Prologis REIT, Inc. (REIT)	56	122,144
Nomura Real Estate Master Fund, Inc. (REIT)	110	121,654
Prologis, Inc. (REIT)	14,215	1,444,244
Public Storage (REIT)	2,932	858,519
Realty Income Corp. (REIT)	11,552	672,326
Regency Centers Corp. (REIT)	2,979	160,419
SBA Communications Corp. (REIT)	2,071	589,510
Scentre Group (REIT)	129,413	208,311
Segro plc (REIT)	30,133	252,492
Simon Property Group, Inc. (REIT)	6,305	565,874
Stockland (REIT)	58,178	121,145
UDR, Inc. (REIT)	5,747	239,707
Unibail-Rodamco-Westfield (REIT)*	3,006	123,393
Ventas, Inc. (REIT)	7,675	308,305
VICI Properties, Inc. (REIT)	18,492	551,986
Vicinity Centres (REIT)	94,303	105,297
Vornado Realty Trust (REIT)	3,056	70,777
Warehouses De Pauw CVA (REIT)	3,669	89,127
Welltower, Inc. (REIT)	8,717	560,677
Weyerhaeuser Co. (REIT)	14,296	408,294

		19,602,705

Real Estate Management & Development (0.3%)
Aroundtown SA	24,348	53,724
Azrieli Group Ltd.	1,101	75,002
Capitaland Investment Ltd.	63,909	153,940
CBRE Group, Inc., Class A*	6,277	423,760
City Developments Ltd.	9,394	49,525
CK Asset Holdings Ltd.	49,431	296,613
Daito Trust Construction Co. Ltd.(x)	1,564	146,857
Daiwa House Industry Co. Ltd.(x)	15,024	306,176
ESR Group Ltd.(m)	49,958	126,013
Fastighets AB Balder, Class B*	15,372	60,755
Hang Lung Properties Ltd.	48,886	79,802
Henderson Land Development Co. Ltd.	34,761	97,023
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	24,219	104,384
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	2,994	13,134
Hulic Co. Ltd.	9,269	68,201
LEG Immobilien SE	1,826	109,870
Lendlease Corp. Ltd.	16,787	94,940
Mitsubishi Estate Co. Ltd.	29,556	387,802
Mitsui Fudosan Co. Ltd.	22,525	429,375
New World Development Co. Ltd.	37,648	106,374
Nomura Real Estate Holdings, Inc.	3,072	69,642
Sagax AB, Class B	4,695	77,285
Sino Land Co. Ltd.	86,597	113,961
Sumitomo Realty & Development Co. Ltd.(x)	7,668	174,609
Sun Hung Kai Properties Ltd.	36,160	397,585
Swire Pacific Ltd., Class A	12,280	91,641
Swire Properties Ltd.	28,335	60,890
Swiss Prime Site AG (Registered)	1,960	155,917
UOL Group Ltd.	10,763	49,623
Vonovia SE	17,859	388,679
Wharf Real Estate Investment Co. Ltd.	41,636	188,030

		4,951,132

Total Real Estate		24,553,837

Utilities (1.8%)
Electric Utilities (1.1%)
Acciona SA	635	112,080
Alliant Energy Corp.	4,816	255,200
American Electric Power Co., Inc.	9,861	852,483
Chubu Electric Power Co., Inc.(x)	15,667	140,868
CK Infrastructure Holdings Ltd.	15,061	76,843
CLP Holdings Ltd.	40,945	308,546
Constellation Energy Corp.	6,273	521,851
Duke Energy Corp.	14,784	1,375,208

See Notes to Portfolio of Investments.

289

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Edison International	7,320	$414,166
EDP - Energias de Portugal SA	69,214	299,637
Electricite de France SA	13,826	160,980
Elia Group SA/NV	837	98,373
Endesa SA	8,037	120,476
Enel SpA	202,791	831,042
Entergy Corp.	3,905	392,960
Evergy, Inc.	4,407	261,776
Eversource Energy	6,623	516,329
Exelon Corp.	18,823	705,110
FirstEnergy Corp.	10,963	405,631
Fortum OYJ	10,824	145,488
HK Electric Investments & HK Electric Investments Ltd.(m)	64,248	45,031
Iberdrola SA	148,472	1,380,252
Kansai Electric Power Co., Inc. (The)(x)	17,084	142,370
Mercury NZ Ltd.	16,603	52,892
NextEra Energy, Inc.	37,724	2,957,939
NRG Energy, Inc.	4,556	174,358
Origin Energy Ltd.	42,923	140,642
Orsted A/S(m)	4,721	375,661
PG&E Corp.*	31,028	387,850
Pinnacle West Capital Corp.	2,170	139,987
Power Assets Holdings Ltd.	34,219	171,030
PPL Corp.	14,131	358,221
Red Electrica Corp. SA	10,010	153,314
Southern Co. (The)	20,403	1,387,404
SSE plc	26,621	451,360
Terna - Rete Elettrica Nazionale	35,081	213,708
Tokyo Electric Power Co. Holdings, Inc.*	37,165	118,112
Verbund AG	1,710	145,711
Xcel Energy, Inc.	10,459	669,376

		17,460,265

Gas Utilities (0.1%)
APA Group	28,755	175,578
Atmos Energy Corp.	2,669	271,838
Enagas SA	6,065	93,607
Hong Kong & China Gas Co. Ltd.	279,152	245,226
Naturgy Energy Group SA	3,588	82,711
Osaka Gas Co. Ltd.	9,325	140,404
Snam SpA	50,278	203,101
Tokyo Gas Co. Ltd.	9,790	165,342

		1,377,807

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	12,825	289,845
EDP Renovaveis SA	7,258	149,170
Meridian Energy Ltd.	31,379	84,372
RWE AG	16,018	589,378
Uniper SE(x)	2,229	8,456

		1,121,221

Multi-Utilities (0.5%)
Ameren Corp.	4,959	399,447
CenterPoint Energy, Inc.	12,087	340,612
CMS Energy Corp.	5,571	324,455
Consolidated Edison, Inc.	6,803	583,425
Dominion Energy, Inc.	15,579	1,076,665
DTE Energy Co.	3,720	427,986
E.ON SE	55,978	433,235
Engie SA	45,540	522,519
National Grid plc	90,922	938,301
NiSource, Inc.	7,792	196,280
Public Service Enterprise Group, Inc.	9,587	539,077
Sempra Energy	6,035	904,888
Veolia Environnement SA	16,629	315,504
WEC Energy Group, Inc.	6,057	541,678

		7,544,072

Water Utilities (0.0%)†
American Water Works Co., Inc.	3,490	454,258
Severn Trent plc	6,255	163,514
United Utilities Group plc	17,026	168,602

		786,374

Total Utilities		28,289,739

Total Common Stocks (56.7%) (Cost $603,754,059)		884,110,546

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.7%)
FHLB
2.500%, 2/13/24	$2,250,000	2,201,573
3.250%, 11/16/28	5,940,000	5,686,557
FHLMC
2.750%, 6/19/23	11,568,000	11,450,546
FNMA
2.875%, 9/12/23	15,892,000	15,666,268
1.875%, 9/24/26	8,398,000	7,686,138

Total U.S. Government Agency Securities		42,691,082

U.S. Treasury Obligations (40.5%)
U.S. Treasury Bonds
6.000%, 2/15/26	8,713,000	9,170,433
6.125%, 11/15/27	10,669,200	11,641,098
5.250%, 11/15/28	6,710,900	7,131,904
U.S. Treasury Notes
2.750%, 11/15/23#	16,965,700	16,673,439
2.125%, 11/30/23	13,983,800	13,642,945
2.250%, 12/31/23	22,911,600	22,344,180
2.500%, 1/31/24	11,740,200	11,460,453
2.750%, 2/15/24	25,955,900	25,399,268
2.125%, 3/31/24	10,373,500	10,043,655
2.250%, 11/15/24	20,888,000	20,039,425
1.500%, 11/30/24	14,061,600	13,264,044
2.000%, 2/15/25	7,633,400	7,243,978
0.500%, 3/31/25	6,451,700	5,885,664
2.125%, 5/15/25	11,422,700	10,821,224
0.250%, 6/30/25	26,854,400	24,103,921
2.000%, 8/15/25#	28,925,400	27,176,319
0.250%, 8/31/25	16,111,000	14,351,378
0.250%, 9/30/25	8,586,100	7,632,238
2.250%, 11/15/25	3,495,500	3,292,597
0.375%, 12/31/25	9,925,800	8,777,354
0.375%, 1/31/26	14,152,800	12,466,627
1.625%, 2/15/26	12,939,100	11,890,831
0.500%, 2/28/26	6,797,400	5,998,705
0.750%, 4/30/26	3,326,000	2,946,368
0.750%, 5/31/26	24,585,400	21,723,507
1.500%, 8/15/26	22,287,200	20,168,175
0.750%, 8/31/26	6,812,400	5,977,349
0.875%, 9/30/26	6,837,700	6,018,779
2.000%, 11/15/26	45,228,500	41,560,754
1.250%, 12/31/26	8,201,200	7,288,816
1.500%, 1/31/27	6,580,200	5,902,131
2.250%, 2/15/27	12,890,700	11,922,891
1.875%, 2/28/27	6,847,700	6,239,967
2.375%, 5/15/27	26,341,100	24,431,370
2.250%, 8/15/27	40,653,700	37,395,054
2.250%, 11/15/27	15,989,500	14,636,638
2.750%, 2/15/28	7,595,100	7,115,659
2.875%, 5/15/28	8,942,200	8,408,462
2.875%, 8/15/28	1,412,600	1,325,416

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 11/15/28	$3,406,400	$3,237,411
2.625%, 2/15/29	7,103,500	6,546,874
2.375%, 5/15/29	7,176,400	6,493,521
1.625%, 8/15/29	5,349,800	4,614,202
1.500%, 2/15/30	4,863,300	4,128,486
0.625%, 5/15/30	12,203,000	9,611,770
0.625%, 8/15/30	15,094,900	11,821,194
1.625%, 5/15/31	13,136,200	11,026,198
1.250%, 8/15/31	12,066,000	9,748,952
1.375%, 11/15/31	9,648,000	7,837,493
1.875%, 2/15/32	22,616,400	19,160,331
2.875%, 5/15/32	11,419,200	10,555,623
2.750%, 8/15/32	2,608,900	2,384,698

Total U.S. Treasury Obligations		630,679,769

Total Long-Term Debt Securities (43.2%) (Cost $736,603,432)		673,370,851

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Commercial Services & Supplies (0.0%)†
Securitas AB(x)* (Cost $13,829)	30,524	12,735

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
Dreyfus Treasury Obligations Cash Management Fund(xx)	250,000	250,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.5%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $7,234,868, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $7,377,740.(xx)	$7,233,078	7,233,078

Total Short-Term Investments (0.5%) (Cost $7,483,078)		7,483,078

Total Investments in Securities (100.4%) (Cost $1,347,854,398)		1,564,977,210
Other Assets Less Liabilities (-0.4%)		(5,983,176)

Net Assets (100%)		$1,558,994,034

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $26,886,851.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $4,454,347 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $13,026,195. This was collateralized by $6,269,093 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/6/22 - 5/15/52 and by cash of $7,483,078 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.7%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.5
Finland	0.3
France	2.0
Germany	1.5
Hong Kong	0.5
Ireland	0.1
Israel	0.2
Italy	0.4
Japan	4.4
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.0
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.1
South Korea	0.0	#
Spain	0.5
Sweden	0.6
Switzerland	1.2
United Arab Emirates	0.0	#
United Kingdom	2.5
United States	81.9
Cash and Other	(0.4)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	16	12/2022	USD	1,328,480	(74,354)
Russell 2000 E-Mini Index	671	12/2022	USD	56,021,790	(7,378,455)
S&P Midcap 400 E-Mini Index	252	12/2022	USD	55,646,640	(7,491,262)

					(14,944,071)

Short Contracts
EURO STOXX 50 Index	(1,127)	12/2022	EUR	(36,614,717)	1,446,976
FTSE 100 Index	(258)	12/2022	GBP	(19,918,593)	1,640,792
S&P 500 E-Mini Index	(643)	12/2022	USD	(115,788,225)	11,987,610
SPI 200 Index	(207)	12/2022	AUD	(21,403,681)	988,739
TOPIX Index	(108)	12/2022	JPY	(13,700,546)	371,915
U.S. Treasury 2 Year Note	(194)	12/2022	USD	(39,845,781)	248,214
U.S. Treasury 5 Year Note	(57)	12/2022	USD	(6,127,945)	60,671
U.S. Treasury 10 Year Note	(368)	12/2022	USD	(41,239,000)	697,335

					17,442,252

					2,498,181

See Notes to Portfolio of Investments.

292

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	32,907,316	AUD	47,703,881	BNP Paribas	10/20/2022	2,387,829
GBP	12,381,245	USD	13,261,638	Citibank NA	11/17/2022	572,620
USD	25,975,180	GBP	22,501,487	Citibank NA	11/17/2022	833,009
USD	24,016,168	GBP	20,571,434	Morgan Stanley	11/17/2022	1,030,553
USD	12,339,020	GBP	10,423,186	UBS AG	11/17/2022	692,610
USD	11,007,670	SEK	120,909,343	Citibank NA	12/1/2022	79,355
USD	27,383,190	CHF	26,683,125	Bank of America	12/7/2022	166,524
USD	2,844,161	CHF	2,781,386	Morgan Stanley	12/7/2022	7,161

Total unrealized appreciation						5,769,661

AUD	8,845,622	USD	5,966,240	JPMorgan Chase Bank	10/20/2022	(308,137)
AUD	11,526,360	USD	7,791,243	JPMorgan Chase Bank	10/20/2022	(417,030)
AUD	61,177,861	USD	42,481,202	Morgan Stanley	10/20/2022	(3,341,474)
GBP	8,094,918	USD	9,265,955	Morgan Stanley	11/17/2022	(221,049)
NZD	20,693,511	USD	12,432,679	Bank of America	11/18/2022	(849,290)
NZD	21,159,772	USD	13,095,836	BNP Paribas	11/18/2022	(1,251,452)
NZD	7,243,978	USD	4,081,332	Morgan Stanley	11/18/2022	(26,446)
NOK	68,024,994	USD	6,586,738	Bank of America	12/1/2022	(331,975)
JPY	1,760,783,461	USD	12,242,993	HSBC Bank plc	12/2/2022	(1,294)
JPY	2,993,408,241	USD	20,884,203	JPMorgan Chase Bank	12/2/2022	(72,784)
JPY	1,336,193,810	USD	9,406,705	Morgan Stanley	12/2/2022	(116,930)
CHF	3,349,522	USD	3,502,992	BNP Paribas	12/7/2022	(86,495)
USD	5,883,413	CHF	5,796,286	Bank of America	12/7/2022	(28,772)
USD	63,731,267	EUR	65,163,162	JPMorgan Chase Bank	12/8/2022	(442,730)

Total unrealized depreciation						(7,495,858)

Net unrealized depreciation						(1,726,197)

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Communication Services	$47,586,962	$14,107,064	$—		$61,694,026
Consumer Discretionary	68,236,041	34,166,051	—		102,402,092
Consumer Staples	39,919,608	33,971,951	—		73,891,559
Energy	26,854,489	14,918,198	—		41,772,687
Financials	64,068,741	53,099,241	65,700		117,233,682
Health Care	87,834,011	40,800,731	—	(c)	128,634,742
Industrials	46,272,934	45,080,762	—		91,353,696
Information Technology	153,548,900	23,403,685	—		176,952,585
Materials	14,684,984	22,646,917	—		37,331,901
Real Estate	16,254,714	8,299,123	—		24,553,837
Utilities	18,126,303	10,163,436	—		28,289,739
Forward Currency Contracts	—	5,769,661	—		5,769,661
Futures	17,442,252	—	—		17,442,252
Right
Industrials	—	12,735	—		12,735
Short-Term Investments
Investment Company	250,000	—	—		250,000
Repurchase Agreement	—	7,233,078	—		7,233,078
U.S. Government Agency Securities	—	42,691,082	—		42,691,082
U.S. Treasury Obligations	—	630,679,769	—		630,679,769

Total Assets	$601,079,939	$987,043,484	$65,700		$1,588,189,123

Liabilities:
Forward Currency Contracts	$—	$(7,495,858)	$—		$(7,495,858)
Futures	(14,944,071)	—	—		(14,944,071)

Total Liabilities	$(14,944,071)	$(7,495,858)	$—		$(22,439,929)

Total	$586,135,868	$979,547,626	$65,700		$1,565,749,194

(a)	A security with a market value of $68,543 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

(b)	A security with a market value of $65,700 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$403,287,798
Aggregate gross unrealized depreciation	(194,085,338)

Net unrealized appreciation	$209,202,460

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,356,546,734

See Notes to Portfolio of Investments.

294

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PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (8.7%)
ACM Auto Trust,
Series 2022-1A A
3.230%, 4/20/29§	$1,631,653	$1,627,016
Affirm Asset Securitization Trust,
Series 2021-A A
0.880%, 8/15/25§	707,899	703,037
Series 2021-Z1 A
1.070%, 8/15/25§	683,050	662,596
Series 2022-X1 A
1.750%, 2/15/27§	1,480,883	1,448,398
AGL CLO 12 Ltd.,
Series 2021-12A A1
3.870%, 7/20/34(l)§	3,900,765	3,730,130
Amur Equipment Finance Receivables XI LLC,
Series 2022-2A A2
5.300%, 6/21/28§	863,000	857,783
Avant Loans Funding Trust,
Series 2021-REV1 A
1.210%, 7/15/30§	4,500,000	4,255,471
Avis Budget Rental Car Funding AESOP LLC,
Series 2017-2A D
4.560%, 3/20/24§	2,181,000	2,172,713
BHG Securitization Trust,
Series 2022-A A
1.710%, 2/20/35§	336,925	315,629
Brex Commercial Charge Card Master Trust,
Series 2021-1 A
2.090%, 7/15/24§	3,246,000	3,178,708
Series 2022-1 A
4.630%, 7/15/25§	2,436,000	2,386,812
Carmax Auto Owner Trust,
Series 2021-1 C
0.940%, 12/15/26	1,177,000	1,069,601
Carvana Auto Receivables Trust,
Series 2021-N1 C
1.300%, 1/10/28	1,598,076	1,522,552
Series 2021-N2 B
0.750%, 3/10/28	303,320	282,996
Series 2021-N3 C
1.020%, 6/12/28	1,453,000	1,401,306
Chase Auto Credit Linked Notes,
Series 2021-1 B
0.875%, 9/25/28§	2,113,726	2,060,102
Series 2021-2 B
0.889%, 12/26/28§	1,826,890	1,771,974
CPS Auto Receivables Trust,
Series 2021-A C
0.830%, 9/15/26§	3,921,000	3,865,203
Series 2022-A B
1.700%, 4/16/29§	2,195,000	2,123,211
Crossroads Asset Trust,
Series 2021-A B
1.120%, 6/20/25§	1,058,000	1,030,743
Donlen Fleet Lease Funding LLC,
Series 2021-2 C
1.200%, 12/11/34§	1,678,000	1,561,930
Drive Auto Receivables Trust,
Series 2021-1 C
1.020%, 6/15/27	1,230,000	1,191,242
Dryden 78 CLO Ltd.,
Series 2020-78A C
4.690%, 4/17/33(l)§	2,120,000	1,940,110
Series 2020-78A D
5.740%, 4/17/33(l)§	850,000	751,614
DT Auto Owner Trust,
Series 2021-2A C
1.100%, 2/16/27§	1,050,000	1,001,566
Elevation CLO Ltd.,
Series 2020-11A C
4.712%, 4/15/33(l)§	1,870,000	1,661,605
Encina Equipment Finance LLC,
Series 2021-1A B
1.210%, 2/16/27§	900,000	849,879
Exeter Automobile Receivables Trust,
Series 2021-1A C
0.740%, 1/15/26	3,332,000	3,276,304
Series 2022-2A A2
2.190%, 11/17/25	2,070,871	2,062,512
FHF Trust,
Series 2021-2A A
0.830%, 12/15/26§	944,050	900,371
First Investors Auto Owner Trust,
Series 2021-2A C
1.470%, 11/15/27§	2,862,000	2,593,404
Flagship Credit Auto Trust,
Series 2020-4 C
1.280%, 2/16/27§	3,820,000	3,659,059
Ford Credit Auto Owner Trust,
Series 2021-1 C
1.910%, 10/17/33§	1,168,000	1,013,789
Foursight Capital Automobile Receivables Trust,
Series 2021-1 C
1.020%, 9/15/26§	1,411,000	1,351,673
Go Mortgage LLC,
1.433%, 8/15/26(l)	1,025,594	950,312
2.435%, 8/15/26(l)	876,000	825,713
2.638%, 8/15/26(l)	98,000	90,396
Goldentree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR
3.780%, 4/20/34(l)§	2,550,000	2,420,088
Hardee’s Funding LLC,
Series 2018-1A A23
5.710%, 6/20/48§	1,354,227	1,264,867
Hertz Vehicle Financing III LLC,
Series 2022-1A A
1.990%, 6/25/26§	2,488,000	2,282,506
LAD Auto Receivables Trust,
Series 2022-1A A
5.210%, 6/15/27§	1,917,712	1,901,318

See Notes to Portfolio of Investments.

295

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Mission Lane Credit Card Master Trust,
Series 2021-A A
1.590%, 9/15/26§	$808,000	$772,911
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§	1,317,885	1,095,341
Nelnet Student Loan Trust,
Series 2021-CA AFX
1.320%, 4/20/62§	2,393,545	2,143,235
OCP CLO Ltd.,
Series 2020-18A AR
3.800%, 7/20/32(l)§	3,424,000	3,308,906
Rad CLO 2 Ltd.,
Series 2018-2A AR
3.592%, 10/15/31(l)§	3,513,691	3,408,115
Rad CLO 7 Ltd.,
Series 2020-7A C
4.740%, 4/17/33(l)§	970,000	891,896
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A
5.380%, 11/25/30§	2,078,049	2,050,889
Santander Bank Auto Credit-Linked Notes,
Series 2022-B B
5.721%, 8/16/32§	2,275,033	2,278,335
Santander Consumer Auto Receivables Trust,
Series 2021-BA B
1.450%, 10/16/28§	1,863,622	1,830,843
United Auto Credit Securitization Trust,
Series 2022-2 A
4.390%, 4/10/25§	1,888,032	1,881,322
Upstart Securitization Trust,
Series 2020-3 A
1.702%, 11/20/30§	139,840	139,603
Voya CLO Ltd.,
Series 2019-1A DR
5.362%, 4/15/31(l)§	800,000	683,859

Total Asset-Backed Securities		90,501,494

Collateralized Mortgage Obligations (2.5%)
Bellemeade Re Ltd.,
Series 2019-1A M1B
4.834%, 3/25/29(l)§	376,745	376,260
Series 2019-3A M1B
4.684%, 7/25/29(l)§	391,854	391,490
Series 2020-3A M1B
5.934%, 10/25/30(l)§	202,376	202,584
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
5.184%, 4/25/47(l)§	314,322	307,470
Connecticut Avenue Securities Trust,
Series 2022-R05 2M1
4.181%, 4/25/42(l)§	741,728	728,978
Eagle RE Ltd.,
Series 2020-1 M1A
3.984%, 1/25/30(l)§	27,692	27,677
FHLMC,
Series 3305 FT
3.218%, 7/15/34(l)	49,845	49,417
Series 3349 FE
3.308%, 7/15/37(l)	920,876	914,733
Series 3807 FM
3.318%, 2/15/41(l)	30,666	30,466
Series 3927 FH
3.268%, 9/15/41(l)	33,503	33,202
Series 4029 LD
1.750%, 1/15/27	949,729	921,882
Series 4087 FB
3.288%, 7/15/42(l)	877,132	868,622
Series 4286 VF
3.268%, 12/15/43(l)	649,101	642,038
Series 4350 KF
2.557%, 1/15/39(l)	310,154	301,293
Series 4457 BA
3.000%, 7/15/39	2,948,402	2,733,957
Series 4459 CA
5.000%, 12/15/34	464,382	466,037
Series 4483 A
3.000%, 12/15/29	214,455	208,865
Series 4486 JN
2.000%, 11/15/24	1,019,937	1,000,136
FHLMC STACR REMIC Trust,
Series 2022-DNA6 M1A
4.435%, 9/25/42(l)§	1,129,158	1,122,450
Series 2022-DNA7 M1A
4.876%, 9/25/42(l)§	3,102,653	3,103,623
FNMA,
Series 2006-42 CF
3.534%, 6/25/36(l)	44,689	44,301
Series 2007-109 GF
3.764%, 12/25/37(l)	71,139	71,296
Series 2010-39 FT
4.034%, 10/25/35(l)	1,749,798	1,771,438
Series 2011-53 FT
3.664%, 6/25/41(l)	159,432	159,055
Series 2011-86 KF
3.634%, 9/25/41(l)	157,449	156,874
Series 2011-86 NF
3.634%, 9/25/41(l)	68,432	68,229
Series 2012-65 FA
3.534%, 6/25/42(l)	26,702	26,315
Series 2013-121 FA
3.484%, 12/25/43(l)	498,475	493,633
Series 2014-49 AF
2.693%, 8/25/44(l)	1,657,245	1,630,927
Series 2014-C04 1M2
7.984%, 11/25/24(l)	731,355	755,816
Series 2014-C04 2M2
8.084%, 11/25/24(l)	113,938	114,639
Series 2015-C01 1M2
7.384%, 2/25/25(l)	251,915	257,074
Series 2015-C02 1M2
7.084%, 5/25/25(l)	63,859	64,829
Series 2016-C02 1M2
9.084%, 9/25/28(l)	444,359	460,134
HFX Funding Issuer LLC,
3.622%, 3/15/35(l)	2,920,000	2,682,633
PMT Credit Risk Transfer Trust,
Series 2019-2R A
5.863%, 5/27/23(l)§	545,618	523,622
Series 2019-3R A
5.813%, 10/27/22(l)§	103,495	99,527
Radnor RE Ltd.,
Series 2019-1 M1B
5.034%, 2/25/29(l)§	1,277,057	1,261,704

See Notes to Portfolio of Investments.

296

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2019-2 M1B
4.834%, 6/25/29(l)§	$417,958	$416,967
Series 2020-1 M1A
4.034%, 1/25/30(l)§	448,248	446,843

Total Collateralized Mortgage Obligations		25,937,036

Commercial Mortgage-Backed Securities (2.5%)
Ashford Hospitality Trust,
Series 2018-KEYS A
3.818%, 6/15/35(l)§	1,590,446	1,547,021
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.652%, 3/10/37(l)§	1,250,000	1,050,027
BBCMS Mortgage Trust,
Series 2020-BID A
4.958%, 10/15/37(l)§	3,190,000	3,142,178
BFLD Trust,
Series 2021-FPM A
4.418%, 6/15/38(l)§	4,795,000	4,617,883
Citigroup Commercial Mortgage Trust,
Series 2013-GC11 B
3.732%, 4/10/46(l)	2,000,000	1,967,336
CLNY Trust,
Series 2019-IKPR D
4.843%, 11/15/38(l)§	2,400,000	2,238,205
GCT Commercial Mortgage Trust,
Series 2021-GCT B
4.068%, 2/15/38(l)§	2,996,618	2,913,039
GS Mortgage Securities Trust,
Series 2011-GC5 AS
5.209%, 8/10/44(l)§	2,968,188	2,898,082
Series 2011-GC5 D
5.302%, 8/10/44(l)§	49,051	22,103
Morgan Stanley Capital I Trust,
Series 2011-C3 C
5.253%, 7/15/49(l)§	302,869	296,125
Series 2019-BPR C
6.118%, 5/15/36(l)§	2,220,000	2,123,047
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 B
3.649%, 3/10/46(l)§	2,414,356	2,384,251

Total Commercial Mortgage-Backed Securities		25,199,297

Corporate Bonds (4.7%)
Communication Services (0.2%)
Entertainment (0.2%)
Warnermedia Holdings, Inc.
3.788%, 3/15/25§	1,728,000	1,629,314

Total Communication Services		1,629,314

Consumer Discretionary (0.3%)
Hotels, Restaurants & Leisure (0.3%)
Las Vegas Sands Corp.
3.200%, 8/8/24	1,453,000	1,364,755
2.900%, 6/25/25	2,462,000	2,190,498

		3,555,253

Total Consumer Discretionary		3,555,253

Financials (2.8%)
Banks (1.7%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26(k)	1,600,000	1,563,535
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	600,000	541,881
Bank of America Corp.
(SOFR + 1.58%), 4.376%, 4/27/28(k)	2,279,000	2,132,214
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§	424,000	415,082
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.304%, 8/9/26(k)	689,000	662,372
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 3.773%, 3/28/25(k)§	1,708,000	1,642,961
Federation des Caisses Desjardins du Quebec
4.400%, 8/23/25§	1,048,000	1,013,152
HSBC Holdings plc
(SOFR + 1.43%), 2.999%, 3/10/26(k)	2,908,000	2,689,451
(SOFR + 2.61%), 5.210%, 8/11/28(k)	1,051,000	984,040
ING Groep NV
(SOFR + 1.83%), 4.017%, 3/28/28(k)	708,000	646,016
JPMorgan Chase & Co.
(SOFR + 1.99%), 4.851%, 7/25/28(k)	2,091,000	2,009,452
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 4.788%, 7/18/25(k)	1,047,000	1,034,831
Santander Holdings USA, Inc.
(United States SOFR Compounded Index + 1.38%), 4.260%, 6/9/25(k)	1,362,000	1,308,135

See Notes to Portfolio of Investments.

297

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26(k)§	$892,000	$842,659

		17,485,781

Capital Markets (0.5%)
Credit Suisse AG
6.500%, 8/8/23§	1,698,000	1,676,775
Credit Suisse Group AG
(SOFR + 3.34%), 6.373%, 7/15/26(k)§	910,000	880,330
Deutsche Bank AG
(SOFR + 3.19%), 6.119%, 7/14/26(k)	739,000	718,875
Morgan Stanley
(SOFR + 1.67%), 4.679%, 7/17/26(k)	598,000	586,485
(SOFR + 1.61%), 4.210%, 4/20/28(k)	853,000	798,582
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.488%, 5/12/26(k)§	596,000	573,653

		5,234,700

Consumer Finance (0.5%)
Capital One Financial Corp.
(SOFR + 1.29%), 2.636%, 3/3/26(k)	2,229,000	2,066,843
(SOFR + 2.06%), 4.927%, 5/10/28(k)	803,000	762,530
Harley-Davidson Financial Services, Inc.
3.050%, 2/14/27§	630,000	548,831
Synchrony Financial
4.875%, 6/13/25(x)	995,000	961,073
3.950%, 12/1/27	735,000	640,193

		4,979,470

Thrifts & Mortgage Finance (0.1%)
Nationwide Building Society
(SOFR + 1.29%), 2.972%, 2/16/28(k)§	1,611,000	1,392,950

Total Financials		29,092,901

Industrials (0.7%)
Airlines (0.2%)
Southwest Airlines Co.
5.250%, 5/4/25	1,658,000	1,658,232

Machinery (0.3%)
CNH Industrial Capital LLC
3.950%, 5/23/25	1,680,000	1,616,297
Parker-Hannifin Corp.
3.650%, 6/15/24	1,641,000	1,603,624

		3,219,921

Trading Companies & Distributors (0.2%)
Aviation Capital Group LLC
5.500%, 12/15/24§	388,000	376,108
1.950%, 1/30/26§	1,884,000	1,584,239
1.950%, 9/20/26§	623,000	504,919

		2,465,266

Total Industrials		7,343,419

Information Technology (0.6%)
IT Services (0.3%)
Kyndryl Holdings, Inc.
2.050%, 10/15/26	4,060,000	3,200,999

Semiconductors & Semiconductor Equipment (0.1%)
TSMC Arizona Corp.
3.875%, 4/22/27	931,000	886,973

Software (0.1%)
Workday, Inc.
3.500%, 4/1/27	1,138,000	1,051,570

Technology Hardware, Storage & Peripherals (0.1%)
HP, Inc.
4.750%, 1/15/28	1,336,000	1,253,243

Total Information Technology		6,392,785

Real Estate (0.1%)
Equity Real Estate Investment Trusts (REITs) (0.1%)
American Tower Corp. (REIT)
3.650%, 3/15/27	1,138,000	1,040,418

Total Real Estate		1,040,418

Total Corporate Bonds		49,054,090

Mortgage-Backed Securities (0.4%)
FHLMC UMBS
3.500%, 10/1/49	836,602	762,945
3.500%, 11/1/49	3,730,475	3,400,205

Total Mortgage-Backed Securities		4,163,150

Municipal Bonds (0.2%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	18,000	17,772
Bay Area Toll Authority
6.263%, 4/1/49	7,000	7,968
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	6,000	6,292
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	8,000	8,633
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	6,000	6,761
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	6,000	6,603

See Notes to Portfolio of Investments.

298

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal	Value
	Amount	(Note 1)
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	$7,000	$7,149
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2
5.206%, 10/1/31	6,000	5,996
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	8,000	8,525
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	7,000	7,200
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	6,000	7,392
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009- KRY
5.755%, 7/1/29	6,000	6,188
5.750%, 7/1/34	7,000	7,167
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	6,000	6,817
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	37,000	40,083
Los Angeles Community College District
6.600%, 8/1/42	31,000	36,146
Massachusetts Clean Water Trust (The)
5.192%, 8/1/40	40,000	40,330
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	8,000	8,473
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	6,000	6,171
6.648%, 11/15/39	6,000	6,321
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	9,000	11,039
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	33,248
North Texas Tollway Authority
6.718%, 1/1/49	8,000	9,488
Ohio State University (The)
4.910%, 6/1/40	6,000	6,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	9,000	9,327
5.561%, 12/1/49	7,000	7,388
San Diego County Water Authority
6.138%, 5/1/49	6,000	6,761
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	1,000	1,066
6.918%, 4/1/40	6,000	6,939
7.043%, 4/1/50	6,000	7,351
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	6,000	7,209
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	1,000	998
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	6,000	6,080
5.600%, 3/15/40	6,000	6,244
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	8,000	8,271
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481%, 8/1/39	6,000	6,133
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090%, 8/1/33	6,000	6,072
5.140%, 8/1/40	6,000	6,205
Tobacco Settlement Finance Authority
3.000%, 6/1/35	1,537,161	1,458,716

Total Municipal Bonds		1,852,522

U.S. Government Agency Securities (39.3%)
FFCB
0.160%, 10/13/22	40,000,000	39,968,336
0.125%, 3/9/23	50,000,000	49,186,485

See Notes to Portfolio of Investments.

299

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EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal	Value
	Amount	(Note 1)
0.125%, 4/13/23	$50,000,000	$48,971,935
0.250%, 6/28/23	35,000,000	33,980,285
0.900%, 1/18/24	20,000,000	19,162,340
1.125%, 1/6/25	7,000,000	6,507,174
FHLB
1.375%, 2/17/23	14,835,000	14,707,925
0.125%, 3/17/23	30,000,000	29,503,392
0.125%, 8/28/23	25,000,000	24,070,387
0.500%, 11/9/23	22,000,000	21,121,936
1.875%, 9/11/26	20,000,000	18,279,064
5.500%, 7/15/36	12,000	13,389
FHLMC
2.750%, 6/19/23	2,717,000	2,689,413
0.250%, 8/24/23	13,000,000	12,547,109
0.250%, 11/6/23	50,000,000	47,843,910
1.500%, 2/12/25	25,500,000	23,930,985
0.375%, 7/21/25	12,900,000	11,569,223
FNMA
2.500%, 2/5/24	5,000,000	4,881,956

Total U.S. Government Agency Securities		408,935,244

U.S. Treasury Obligations (41.0%)
U.S. Treasury Notes
0.125%, 11/30/22	46,978,100	46,721,191
0.125%, 3/31/23	117,000,000	114,842,813
0.125%, 5/31/23	27,722,000	27,007,294
0.250%, 9/30/23	9,213,500	8,851,798
2.875%, 9/30/23	50,691,300	50,039,836
0.750%, 12/31/23	20,295,700	19,426,790
1.500%, 2/29/24	35,079,600	33,731,228
2.250%, 3/31/24	40,703,500	39,480,803
3.000%, 6/30/24	29,738,900	29,095,332
1.875%, 2/28/27	2,428,800	2,213,244
3.250%, 6/30/27	56,860,600	54,839,382

Total U.S. Treasury Obligations		426,249,711

Total Long-Term Debt Securities (99.3%) (Cost $1,069,872,664)		1,031,892,544

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.0%)†
Deutsche Bank Securities, Inc.,
2.97%, dated 9/30/22, due 10/3/22, repurchase price $675, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $688.(xx)	675	675
MetLife, Inc.,
3.05%, dated 9/30/22, due 10/3/22, repurchase price $29,332, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $29,926.(xx)	29,325	29,325

Total Repurchase Agreements		30,000

U.S. Treasury Obligation (0.1%)
U.S. Treasury Bills
3.49%, 2/23/23(p)	1,127,200	1,111,455

Total Short-Term Investments (0.1%) (Cost $1,143,532)		1,141,455

Total Investments in Securities (99.4%) (Cost $1,071,016,196)		1,033,033,999
Other Assets Less Liabilities (0.6%)		6,660,857

Net Assets (100%)		$1,039,694,856

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2022, the market value of these securities amounted to $123,150,689 or 11.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)	At September 30, 2022, the Portfolio had loaned securities with a total value of $29,380. This was collateralized by cash of $30,000 which was subsequently invested in joint repurchase agreements.

Glossary:

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

300

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EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	576	12/2022	USD	118,305,000	(1,276,724)

					(1,276,724)

Short Contracts
U.S. Treasury 5 Year Note	(1,571)	12/2022	USD	(168,894,774)	3,946,794
U.S. Treasury 10 Year Note	(64)	12/2022	USD	(7,172,000)	356,320
U.S. Treasury Ultra Bond	(4)	12/2022	USD	(548,000)	52,619

					4,355,733

					3,079,009

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$90,501,494	$—	$90,501,494
Collateralized Mortgage Obligations	—	25,937,036	—	25,937,036
Commercial Mortgage-Backed Securities	—	25,199,297	—	25,199,297
Corporate Bonds
Communication Services	—	1,629,314	—	1,629,314
Consumer Discretionary	—	3,555,253	—	3,555,253
Financials	—	29,092,901	—	29,092,901
Industrials	—	7,343,419	—	7,343,419
Information Technology	—	6,392,785	—	6,392,785
Real Estate	—	1,040,418	—	1,040,418
Futures	4,355,733	—	—	4,355,733
Mortgage-Backed Securities	—	4,163,150	—	4,163,150
Municipal Bonds	—	1,852,522	—	1,852,522
Short-Term Investments
Repurchase Agreements	—	30,000	—	30,000
U.S. Treasury Obligation	—	1,111,455	—	1,111,455
U.S. Government Agency Securities	—	408,935,244	—	408,935,244
U.S. Treasury Obligations	—	426,249,711	—	426,249,711

Total Assets	$4,355,733	$1,033,033,999	$—	$1,037,389,732

Liabilities:
Futures	$(1,276,724)	$—	$—	$(1,276,724)

Total Liabilities	$(1,276,724)	$—	$—	$(1,276,724)

Total	$3,079,009	$1,033,033,999	$—	$1,036,113,008

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,651,807
Aggregate gross unrealized depreciation	(39,464,047)

Net unrealized depreciation	$(34,812,240)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,070,925,248

See Notes to Portfolio of Investments.

301

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EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	2,100	$75,012
ATN International, Inc.	4,300	165,851
Bandwidth, Inc., Class A*	9,600	114,240
Charge Enterprises, Inc.*	47,300	83,248
Cogent Communications Holdings, Inc.	15,982	833,621
Consolidated Communications Holdings, Inc.*	26,022	108,252
EchoStar Corp., Class A*	16,600	273,402
Globalstar, Inc.(x)*	243,100	386,529
IDT Corp., Class B*	8,000	198,640
Iridium Communications, Inc.*	49,700	2,205,189
Liberty Latin America Ltd., Class A*	11,700	72,423
Liberty Latin America Ltd., Class C*	73,533	452,228
Radius Global Infrastructure, Inc.*	22,800	214,776
Starry Group Holdings, Inc., Class A(x)*	13,700	20,413

		5,203,824

Entertainment (0.2%)
Cinemark Holdings, Inc.*	53,300	645,463
IMAX Corp.*	26,000	367,120
Liberty Media Corp.-Liberty Braves, Class A*	4,300	121,045
Liberty Media Corp.-Liberty Braves, Class C*	16,500	453,750
Lions Gate Entertainment Corp., Class A*	25,700	190,951
Lions Gate Entertainment Corp., Class B*	46,100	320,395
Madison Square Garden Entertainment Corp.*	10,111	445,794
Playstudios, Inc.(x)*	6,700	23,383

		2,567,901

Interactive Media & Services (0.3%)
Bumble, Inc., Class A*	31,400	674,786
Cargurus, Inc.*	35,774	506,917
Cars.com, Inc.*	35,000	402,500
Eventbrite, Inc., Class A*	32,100	195,168
EverQuote, Inc., Class A*	300	2,046
fuboTV, Inc.(x)*	52,700	187,085
MediaAlpha, Inc., Class A*	5,000	43,750
QuinStreet, Inc.*	14,500	152,250
Shutterstock, Inc.	9,700	486,649
TrueCar, Inc.*	34,500	52,095
Vimeo, Inc.*	52,100	208,400
Yelp, Inc.*	27,700	939,307
Ziff Davis, Inc.*	16,800	1,150,464
ZipRecruiter, Inc., Class A*	29,100	480,150

		5,481,567

Media (0.4%)
Advantage Solutions, Inc.(x)*	12,800	27,264
AMC Networks, Inc., Class A*	12,900	261,870
Audacy, Inc.*	21,400	8,262
Boston Omaha Corp., Class A*	3,000	69,120
Cardlytics, Inc.*	12,900	121,260
Clear Channel Outdoor Holdings, Inc.*	145,400	199,198
EW Scripps Co. (The), Class A*	21,965	247,546
Gannett Co., Inc.*	43,100	65,943
Gray Television, Inc.	41,800	598,576
iHeartMedia, Inc., Class A*	44,800	328,384
Integral Ad Science Holding Corp.*	11,000	79,640
John Wiley & Sons, Inc., Class A	17,300	649,788
Magnite, Inc.*	48,238	316,924
PubMatic, Inc., Class A*	15,200	252,776
Scholastic Corp.	13,300	409,108
Sinclair Broadcast Group, Inc., Class A	25,900	468,531
Stagwell, Inc.*	6,400	44,480
TechTarget, Inc.*	12,000	710,400
TEGNA, Inc.	84,800	1,753,664
Thryv Holdings, Inc.*	2,700	61,641
WideOpenWest, Inc.*	20,100	246,627

		6,921,002

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	25,100	304,212
Shenandoah Telecommunications Co.	24,728	420,870
Telephone and Data Systems, Inc.	40,500	562,950
United States Cellular Corp.*	3,800	98,914

		1,386,946

Total Communication Services		21,561,240

Consumer Discretionary (11.4%)
Auto Components (0.7%)
Adient plc*	40,700	1,129,425
American Axle & Manufacturing Holdings, Inc.*	47,100	321,693
Dana, Inc.	47,000	537,210
Dorman Products, Inc.*	10,600	870,472
Fox Factory Holding Corp.*	16,800	1,328,544
Gentherm, Inc.*	14,300	711,139
Goodyear Tire & Rubber Co. (The)*	110,686	1,116,822
Holley, Inc.(x)*	4,700	19,035
LCI Industries	9,900	1,004,454
Luminar Technologies, Inc.(x)*	86,900	633,066
Modine Manufacturing Co.*	3,500	45,290
Motorcar Parts of America, Inc.*	3,300	50,226
Patrick Industries, Inc.	9,900	434,016
Standard Motor Products, Inc.	9,700	315,250
Stoneridge, Inc.*	8,000	135,600
Tenneco, Inc., Class A*	30,000	521,700
Visteon Corp.*	10,100	1,071,206
XPEL, Inc.(m)*	7,900	509,076

		10,754,224

Automobiles (0.1%)
Canoo, Inc.(x)*	36,300	68,063
Fisker, Inc.(x)*	63,600	480,180
Lordstown Motors Corp.(x)*	44,900	82,167
Winnebago Industries, Inc.	16,200	862,002
Workhorse Group, Inc.(x)*	39,300	112,791

		1,605,203

Distributors (0.9%)
Funko, Inc., Class A*	7,800	157,716
Pool Corp.	47,763	15,198,664

		15,356,380

Diversified Consumer Services (0.5%)
2U, Inc.*	28,700	179,375
Adtalem Global Education, Inc.*	18,553	676,257
Chegg, Inc.*	45,300	954,471
Coursera, Inc.*	41,100	443,058
Duolingo, Inc.*	8,600	818,978
European Wax Center, Inc., Class A(x)	9,500	175,275
Frontdoor, Inc.*	30,100	613,739
Graham Holdings Co., Class B	1,600	860,768
Laureate Education, Inc., Class A	48,800	514,840
OneSpaWorld Holdings Ltd.*	600	5,040
Perdoceo Education Corp.*	29,300	301,790
PowerSchool Holdings, Inc., Class A*	16,600	277,054

See Notes to Portfolio of Investments.

302

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Strategic Education, Inc.	10,531	$646,709
Stride, Inc.*	17,700	743,931
Udemy, Inc.(x)*	26,300	317,967
Vivint Smart Home, Inc.*	34,800	228,984
WW International, Inc.*	21,700	85,281

		7,843,517

Hotels, Restaurants & Leisure (2.9%)
Accel Entertainment, Inc.*	2,600	20,306
Bally’s Corp.(x)*	10,000	197,600
Biglari Holdings, Inc., Class B*	70	8,092
BJ’s Restaurants, Inc.*	10,700	255,195
Bloomin’ Brands, Inc.	37,500	687,375
Bluegreen Vacations Holding Corp.	3,131	51,724
Bowlero Corp.(x)*	13,300	163,723
Brinker International, Inc.*	22,200	554,556
Cheesecake Factory, Inc. (The)	22,000	644,160
Chuy’s Holdings, Inc.*	6,700	155,306
Cracker Barrel Old Country Store, Inc.	11,185	1,035,507
Dave & Buster’s Entertainment, Inc.*	19,800	614,394
Denny’s Corp.*	29,712	279,590
Dine Brands Global, Inc.	8,000	508,480
Everi Holdings, Inc.*	26,600	431,452
Golden Entertainment, Inc.*	6,400	223,296
Hilton Grand Vacations, Inc.*	33,100	1,088,659
International Game Technology plc	37,468	591,994
Jack in the Box, Inc.	9,900	733,293
Krispy Kreme, Inc.(x)	32,583	375,682
Life Time Group Holdings, Inc.*	13,300	129,675
Light & Wonder, Inc.*	38,500	1,650,880
Lindblad Expeditions Holdings, Inc.*	3,900	26,364
Monarch Casino & Resort, Inc.*	4,900	275,086
NEOGAMES SA*	3,500	45,150
Noodles & Co., Class A*	1,700	7,990
Papa John’s International, Inc.	13,066	914,751
Planet Fitness, Inc., Class A*	246,084	14,189,203
Portillo’s, Inc., Class A*	4,100	80,729
Red Rock Resorts, Inc., Class A	24,500	839,370
Rush Street Interactive, Inc.*	20,800	76,544
Ruth’s Hospitality Group, Inc.	3,800	64,068
SeaWorld Entertainment, Inc.*	19,700	896,547
Shake Shack, Inc., Class A*	17,500	787,150
Sweetgreen, Inc., Class A(x)*	32,211	595,904
Target Hospitality Corp.(x)*	19,000	239,780
Texas Roadhouse, Inc.	24,900	2,172,774
Vail Resorts, Inc.	61,321	13,223,261
Wingstop, Inc.	12,300	1,542,666

		46,378,276

Household Durables (1.9%)
Cavco Industries, Inc.*	3,500	720,160
Century Communities, Inc.	12,500	534,750
GoPro, Inc., Class A*	62,600	308,618
Green Brick Partners, Inc.*	4,700	100,486
Helen of Troy Ltd.*	9,033	871,142
Installed Building Products, Inc.	10,400	842,296
iRobot Corp.(x)*	14,119	795,323
KB Home	29,779	771,872
La-Z-Boy, Inc.	25,600	577,792
LGI Homes, Inc.*	8,900	724,193
Lovesac Co. (The)*	4,800	97,824
M.D.C. Holdings, Inc.	25,502	699,265
M/I Homes, Inc.*	12,800	463,744
Meritage Homes Corp.*	14,500	1,018,915
NVR, Inc.*	2,140	8,532,351
Purple Innovation, Inc.(x)*	20,100	81,405
Skyline Champion Corp.*	23,400	1,237,158
Sonos, Inc.*	52,188	725,413
Taylor Morrison Home Corp., Class A*	47,140	1,099,305
TopBuild Corp.*	56,367	9,288,154
Tri Pointe Homes, Inc.*	41,360	624,950
Tupperware Brands Corp.*	24,900	163,095
Universal Electronics, Inc.*	100	1,967
Vizio Holding Corp., Class A(x)*	12,700	110,998
Vuzix Corp.(x)*	23,500	136,065
Weber, Inc., Class A(x)	21,800	143,226

		30,670,467

Internet & Direct Marketing Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	10,600	68,794
CarParts.com, Inc.*	19,000	98,230
ContextLogic, Inc., Class A(x)*	207,200	152,064
Duluth Holdings, Inc., Class B(x)*	300	2,112
Groupon, Inc.(x)*	10,200	81,192
Lands’ End, Inc.*	4,400	33,968
Overstock.com, Inc.*	16,500	401,775
Porch Group, Inc.(x)*	29,800	67,050
Quotient Technology, Inc.*	33,500	77,385
Qurate Retail, Inc.	127,500	256,275
RealReal, Inc. (The)*	32,000	48,000
Revolve Group, Inc.(x)*	14,400	312,336
Stitch Fix, Inc., Class A*	28,000	110,600
Vivid Seats, Inc., Class A(x)	10,400	79,664
Xometry, Inc., Class A(x)*	9,200	522,468

		2,311,913

Leisure Products (0.2%)
Acushnet Holdings Corp.	14,600	634,954
Johnson Outdoors, Inc., Class A	400	20,524
Latham Group, Inc.(x)*	4,000	14,360
Malibu Boats, Inc., Class A*	9,700	465,503
Smith & Wesson Brands, Inc.	10,100	104,737
Sturm Ruger & Co., Inc.	8,300	421,557
Topgolf Callaway Brands Corp.*	47,000	905,220
Vista Outdoor, Inc.*	21,126	513,784

		3,080,639

Multiline Retail (0.0%)†
Big Lots, Inc.(x)	17,100	266,931
Dillard’s, Inc., Class A(x)	1,600	436,416
Franchise Group, Inc.(x)	11,300	274,590

		977,937

Specialty Retail (3.8%)
Aaron’s Co., Inc. (The)	10,700	104,004
Abercrombie & Fitch Co., Class A*	27,200	422,960
Academy Sports & Outdoors, Inc.	30,000	1,265,400
American Eagle Outfitters, Inc.(x)	69,100	672,343
America’s Car-Mart, Inc.*	1,500	91,530
Arko Corp.	46,700	438,513
Asbury Automotive Group, Inc.*	8,900	1,344,790
Bed Bath & Beyond, Inc.(x)*	36,313	221,146
Boot Barn Holdings, Inc.*	13,000	759,980
Buckle, Inc. (The)	11,600	367,256
Caleres, Inc.	15,400	372,988
Camping World Holdings, Inc., Class A(x)	16,900	427,908
Cato Corp. (The), Class A	3,100	29,574
Children’s Place, Inc. (The)*	6,400	197,696
Citi Trends, Inc.*	900	13,959
Designer Brands, Inc., Class A	26,900	411,839
EVgo, Inc.(x)*	18,800	148,708
Five Below, Inc.*	74,941	10,317,128
Floor & Decor Holdings, Inc., Class A*	136,020	9,556,765
Foot Locker, Inc.	30,200	940,126
Genesco, Inc.*	5,800	228,056
Group 1 Automotive, Inc.	6,237	891,080
GrowGeneration Corp.(x)*	21,700	75,950

See Notes to Portfolio of Investments.

303

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Guess?, Inc.(x)	12,900	$189,243
Hibbett, Inc.	7,600	378,556
Lithia Motors, Inc., Class A	48,129	10,326,077
MarineMax, Inc.*	9,400	280,026
Monro, Inc.	14,850	645,381
Murphy USA, Inc.	8,200	2,254,262
National Vision Holdings, Inc.*	394,457	12,879,021
ODP Corp. (The)*	19,590	688,589
Party City Holdco, Inc.(x)*	44,300	69,994
Rent-A-Center, Inc.	26,400	462,264
Sally Beauty Holdings, Inc.*	57,800	728,280
Shoe Carnival, Inc.	3,600	77,184
Signet Jewelers Ltd.	17,000	972,230
Sleep Number Corp.*	11,800	398,958
Sonic Automotive, Inc., Class A	12,200	528,260
Urban Outfitters, Inc.(x)*	34,400	675,960
Warby Parker, Inc., Class A(x)*	30,400	405,536
Winmark Corp.	100	21,634
Zumiez, Inc.*	10,600	228,218

		61,509,372

Textiles, Apparel & Luxury Goods (0.3%)
Crocs, Inc.*	23,700	1,627,242
Ermenegildo Zegna NV(x)	7,300	78,475
G-III Apparel Group Ltd.*	24,000	358,800
Kontoor Brands, Inc.	24,900	836,889
Oxford Industries, Inc.	7,600	682,328
PLBY Group, Inc.(x)*	9,800	39,494
Steven Madden Ltd.	34,293	914,594
Wolverine World Wide, Inc.	32,200	495,558

		5,033,380

Total Consumer Discretionary		185,521,308

Consumer Staples (2.5%)
Beverages (0.3%)
Celsius Holdings, Inc.*	20,800	1,886,144
Coca-Cola Consolidated, Inc.	1,800	741,114
Duckhorn Portfolio, Inc. (The)*	13,400	193,362
MGP Ingredients, Inc.(x)	5,400	573,264
National Beverage Corp.	10,800	416,232
Primo Water Corp.	58,934	739,622
Vita Coco Co., Inc. (The)(x)*	2,900	33,031

		4,582,769

Food & Staples Retailing (1.1%)
Andersons, Inc. (The)	13,600	422,008
Chefs’ Warehouse, Inc. (The)*	14,200	411,374
Grocery Outlet Holding Corp.*	379,640	12,638,216
HF Foods Group, Inc.(x)*	4,700	18,189
Ingles Markets, Inc., Class A	6,200	491,102
PriceSmart, Inc.	9,000	518,310
SpartanNash Co.	13,800	400,476
Sprouts Farmers Market, Inc.*	47,500	1,318,125
United Natural Foods, Inc.*	24,500	842,065
Weis Markets, Inc.(x)	5,800	413,192

		17,473,057

Food Products (0.5%)
B&G Foods, Inc.(x)	25,300	417,197
Beyond Meat, Inc.(x)*	22,400	317,408
Calavo Growers, Inc.	5,000	158,750
Cal-Maine Foods, Inc.	18,200	1,011,738
Fresh Del Monte Produce, Inc.	12,400	288,176
Hain Celestial Group, Inc. (The)*	27,400	462,512
Hostess Brands, Inc.*	57,800	1,343,272
J & J Snack Foods Corp.	6,900	893,343
John B Sanfilippo & Son, Inc.	500	37,865
Lancaster Colony Corp.	7,800	1,172,184
Landec Corp.*	1,400	12,446
Mission Produce, Inc.*	800	11,568
Simply Good Foods Co. (The)*	31,903	1,020,577
Sovos Brands, Inc.*	1,700	24,208
SunOpta, Inc.*	35,600	323,960
Tattooed Chef, Inc.(x)*	7,800	38,844
Tootsie Roll Industries, Inc.	2,445	81,369
TreeHouse Foods, Inc.*	20,800	882,336
Utz Brands, Inc.	23,600	356,360

		8,854,113

Household Products (0.1%)
Central Garden & Pet Co., Class A*	19,300	659,288
Energizer Holdings, Inc.	27,300	686,322
WD-40 Co.	5,600	984,144

		2,329,754

Personal Products (0.4%)
Beauty Health Co. (The)*	33,700	397,323
BellRing Brands, Inc.*	43,504	896,617
Edgewell Personal Care Co.	25,400	949,960
elf Beauty, Inc.*	15,200	571,824
Herbalife Nutrition Ltd.*	36,100	718,029
Inter Parfums, Inc.	8,400	633,864
Medifast, Inc.	5,100	552,636
Nature’s Sunshine Products, Inc.*	2,500	20,600
Nu Skin Enterprises, Inc., Class A	19,900	664,063
USANA Health Sciences, Inc.*	7,400	414,770
Veru, Inc.(x)*	23,700	273,024

		6,092,710

Tobacco (0.1%)
Universal Corp.	12,000	552,480
Vector Group Ltd.	60,794	535,595

		1,088,075

Total Consumer Staples		40,420,478

Energy (6.2%)
Energy Equipment & Services (1.9%)
Archrock, Inc.	62,200	399,324
Borr Drilling Ltd.*	48,900	162,348
Bristow Group, Inc.*	9,133	214,534
Cactus, Inc., Class A	263,140	10,112,470
ChampionX Corp.	77,400	1,514,718
Diamond Offshore Drilling, Inc.*	36,400	241,332
DMC Global, Inc.*	4,400	70,312
Dril-Quip, Inc.*	15,700	306,464
Expro Group Holdings NV*	17,383	221,460
Helix Energy Solutions Group, Inc.*	22,700	87,622
Helmerich & Payne, Inc.	42,200	1,560,134
Liberty Energy, Inc., Class A*	52,000	659,360
Nabors Industries Ltd.*	3,300	334,785
National Energy Services Reunited Corp.*	11,400	67,716
Newpark Resources, Inc.*	7,600	19,152
NexTier Oilfield Solutions, Inc.*	66,592	492,781
Noble Corp. plc*	27,161	803,422
Oceaneering International, Inc.*	46,600	370,936
Patterson-UTI Energy, Inc.	881,590	10,296,971
ProPetro Holding Corp.*	33,200	267,260
RPC, Inc.	22,315	154,643
Select Energy Services, Inc., Class A*	20,200	140,794
Solaris Oilfield Infrastructure, Inc., Class A	19,800	185,328
Tidewater, Inc.*	21,850	474,145
US Silica Holdings, Inc.*	23,500	257,325
Valaris Ltd.(x)*	22,200	1,086,468
Weatherford International plc*	25,700	829,853

		31,331,657

Oil, Gas & Consumable Fuels (4.3%)
Arch Resources, Inc.(x)	6,600	782,760
Archaea Energy, Inc.*	21,700	390,817
Berry Corp.	4,800	36,000

See Notes to Portfolio of Investments.

304

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Brigham Minerals, Inc., Class A	17,500	$431,725
California Resources Corp.	33,700	1,295,091
Callon Petroleum Co.*	16,000	560,160
Chord Energy Corp.	17,223	2,355,579
Civitas Resources, Inc.	26,846	1,540,692
Clean Energy Fuels Corp.*	76,500	408,510
CNX Resources Corp.*	83,000	1,288,990
Comstock Resources, Inc.*	35,700	617,253
CONSOL Energy, Inc.	12,800	823,296
Crescent Energy Co., Class A(x)	9,680	130,390
CVR Energy, Inc.	10,800	312,984
Delek US Holdings, Inc.	25,680	696,955
Denbury, Inc.*	20,200	1,742,452
DHT Holdings, Inc.	51,900	392,364
Dorian LPG Ltd.	8,515	115,549
Earthstone Energy, Inc., Class A(x)*	16,500	203,280
Energy Fuels, Inc.(x)*	57,100	349,452
Equitrans Midstream Corp.	163,800	1,225,224
Excelerate Energy, Inc., Class A	9,300	217,620
FLEX LNG Ltd.(x)	10,400	329,368
Frontline Ltd.	58,800	642,684
Gevo, Inc.(x)*	78,200	178,296
Golar LNG Ltd.*	46,400	1,156,288
Green Plains, Inc.*	17,900	520,353
Gulfport Energy Corp.*	4,300	379,647
HighPeak Energy, Inc.(x)	7,100	153,786
International Seaways, Inc.	17,955	630,759
Kinetik Holdings, Inc.(x)	4,200	136,836
Kosmos Energy Ltd.*	200,900	1,038,653
Laredo Petroleum, Inc.*	5,000	314,250
Magnolia Oil & Gas Corp., Class A(x)	61,800	1,224,258
Matador Resources Co.	308,520	15,092,798
Murphy Oil Corp.	58,700	2,064,479
NextDecade Corp.(x)*	10,700	64,414
Northern Oil and Gas, Inc.	23,900	655,099
Ovintiv, Inc.	289,440	13,314,240
Par Pacific Holdings, Inc.*	14,200	233,022
PBF Energy, Inc., Class A*	35,200	1,237,632
Peabody Energy Corp.(x)*	42,900	1,064,778
Permian Resources Corp.*	72,500	493,000
Ranger Oil Corp.	7,700	242,165
REX American Resources Corp.*	4,800	134,016
SandRidge Energy, Inc.*	13,000	212,030
Scorpio Tankers, Inc.	22,100	929,084
SFL Corp. Ltd.	47,800	435,458
SilverBow Resources, Inc.(x)*	5,900	158,592
Sitio Royalties Corp.(x)	2,400	53,064
SM Energy Co.	44,100	1,658,601
Talos Energy, Inc.*	24,100	401,265
Targa Resources Corp.	97,860	5,904,872
Tellurian, Inc.(x)*	185,800	444,062
Uranium Energy Corp.(x)*	88,400	309,400
Vertex Energy, Inc.(x)*	21,300	132,699
W&T Offshore, Inc.*	49,800	291,828
World Fuel Services Corp.	31,600	740,704

		68,889,623

Total Energy		100,221,280

Financials (13.4%)
Banks (5.7%)
1st Source Corp.	6,535	302,570
Allegiance Bancshares, Inc.	7,300	303,899
Amalgamated Financial Corp.	5,700	128,535
Amerant Bancorp, Inc.	10,400	258,336
American National Bankshares, Inc.	3,500	111,825
Ameris Bancorp	24,920	1,114,173
Arrow Financial Corp.	3,155	90,924
Associated Banc-Corp.	60,600	1,216,848
Atlantic Union Bankshares Corp.	31,544	958,307
Banc of California, Inc.	21,000	335,370
BancFirst Corp.	8,200	733,654
Bancorp, Inc. (The)*	23,500	516,530
Bank First Corp.(x)	1,100	84,128
Bank of Marin Bancorp	300	8,985
Bank of NT Butterfield & Son Ltd. (The)	26,100	847,206
BankUnited, Inc.	29,700	1,014,849
Banner Corp.	13,700	809,396
Bar Harbor Bankshares	600	15,912
Berkshire Hills Bancorp, Inc.	20,400	556,920
Brookline Bancorp, Inc.	33,856	394,422
Business First Bancshares, Inc.	900	19,377
Byline Bancorp, Inc.	4,900	99,225
Cadence Bank	67,753	1,721,604
Cambridge Bancorp	1,000	79,740
Camden National Corp.	4,025	171,465
Capital City Bank Group, Inc.	4,700	146,217
Capstar Financial Holdings, Inc.	1,100	20,383
Carter Bankshares, Inc.*	1,800	28,980
Cathay General Bancorp	29,001	1,115,378
CBTX, Inc.	5,300	155,025
Central Pacific Financial Corp.	10,500	217,245
Citizens & Northern Corp.	4,200	101,556
City Holding Co.	7,300	647,437
Civista Bancshares, Inc.	2,800	58,128
CNB Financial Corp.	3,540	83,438
Coastal Financial Corp.*	800	31,792
Columbia Banking System, Inc.	33,075	955,537
Community Bank System, Inc.	22,596	1,357,568
Community Trust Bancorp, Inc.	2,100	85,155
ConnectOne Bancorp, Inc.	16,200	373,572
CrossFirst Bankshares, Inc.*	7,800	101,790
Customers Bancorp, Inc.*	10,800	318,384
CVB Financial Corp.	51,335	1,299,802
Dime Community Bancshares, Inc.	15,719	460,252
Eagle Bancorp, Inc.	12,230	548,149
Eastern Bankshares, Inc.	64,370	1,264,227
Enterprise Bancorp, Inc.	900	26,919
Enterprise Financial Services Corp.	16,084	708,339
Equity Bancshares, Inc., Class A	2,900	85,927
Farmers & Merchants Bancorp, Inc.(x)	600	16,122
Farmers National Banc Corp.	5,400	70,686
FB Financial Corp.	16,444	628,325
Financial Institutions, Inc.	800	19,256
First Bancorp (Nasdaq Stock Exchange)	17,188	628,737
First Bancorp (Quotrix Stock Exchange)	78,100	1,068,408
First Bancorp, Inc. (The)	3,240	89,262
First Bancshares, Inc. (The)	1,700	50,779
First Bank	400	5,468
First Busey Corp.	26,331	578,755
First Commonwealth Financial Corp.	36,600	469,944
First Community Bankshares, Inc.	3,800	121,714
First Financial Bancorp	35,765	753,926
First Financial Bankshares, Inc.	47,300	1,978,559
First Financial Corp.	500	22,595
First Foundation, Inc.	18,800	341,032
First Internet Bancorp	1,300	44,018
First Interstate BancSystem, Inc., Class A	39,134	1,579,057
First Merchants Corp.	20,120	778,242
First Mid Bancshares, Inc.	6,800	217,396
First of Long Island Corp. (The)	1,400	24,136
Five Star Bancorp(x)	200	5,672
Flushing Financial Corp.	2,900	56,173

See Notes to Portfolio of Investments.

305

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Fulton Financial Corp.	61,300	$968,540
German American Bancorp, Inc.	15,650	558,862
Glacier Bancorp, Inc.	41,730	2,050,195
Great Southern Bancorp, Inc.	2,200	125,554
Guaranty Bancshares, Inc.	1,390	48,080
Hancock Whitney Corp.	35,902	1,644,671
Hanmi Financial Corp.	11,800	279,424
HarborOne Bancorp, Inc.	7,100	95,282
HBT Financial, Inc.	1,400	25,410
Heartland Financial USA, Inc.	17,055	739,505
Heritage Commerce Corp.	4,500	51,030
Heritage Financial Corp.	15,266	404,091
Hilltop Holdings, Inc.	24,399	606,315
Home BancShares, Inc.	69,275	1,559,380
HomeStreet, Inc.	4,700	135,407
HomeTrust Bancshares, Inc.	3,300	72,930
Hope Bancorp, Inc.	44,585	563,554
Horizon Bancorp, Inc.	16,500	296,340
Independent Bank Corp.	1,300	24,830
Independent Bank Corp./MA	19,045	1,419,424
Independent Bank Group, Inc.	13,962	857,127
International Bancshares Corp.	20,600	875,500
Lakeland Bancorp, Inc.	17,110	273,931
Lakeland Financial Corp.	10,455	761,229
Live Oak Bancshares, Inc.	12,400	379,440
Macatawa Bank Corp.	3,600	33,336
Mercantile Bank Corp.	1,500	44,565
Metrocity Bankshares, Inc.	2,000	39,280
Metropolitan Bank Holding Corp.*	3,800	244,568
Mid Penn Bancorp, Inc.	300	8,619
Midland States Bancorp, Inc.	600	14,142
MidWestOne Financial Group, Inc.	800	21,832
National Bank Holdings Corp., Class A	11,300	417,987
NBT Bancorp, Inc.	16,295	618,395
Nicolet Bankshares, Inc.*	4,800	338,112
Northwest Bancshares, Inc.	55,870	754,804
OceanFirst Financial Corp.	24,343	453,754
OFG Bancorp	26,100	655,893
Old National Bancorp	119,906	1,974,852
Old Second Bancorp, Inc.	10,400	135,720
Origin Bancorp, Inc.	7,700	296,219
Orrstown Financial Services, Inc.	900	21,528
Pacific Premier Bancorp, Inc.	38,550	1,193,508
Park National Corp.	6,450	802,896
Pathward Financial, Inc.	11,000	362,560
PCSB Financial Corp.	2,700	48,411
Peapack-Gladstone Financial Corp.	3,800	127,870
Peoples Bancorp, Inc.	9,734	281,605
Peoples Financial Services Corp.	400	18,736
Pinnacle Financial Partners, Inc.	147,619	11,971,901
Preferred Bank	4,900	319,627
Premier Financial Corp.	14,994	385,346
Primis Financial Corp.	1,600	19,408
QCR Holdings, Inc.	5,800	295,452
RBB Bancorp	1,000	20,780
Red River Bancshares, Inc.	400	19,772
Renasant Corp.	26,500	828,920
Republic Bancorp, Inc., Class A	2,800	107,240
Republic First Bancorp, Inc.*	200	566
S&T Bancorp, Inc.	21,059	617,239
Sandy Spring Bancorp, Inc.	16,589	584,928
Seacoast Banking Corp. of Florida	27,000	816,210
ServisFirst Bancshares, Inc.	19,300	1,544,000
Sierra Bancorp	2,800	55,300
Silvergate Capital Corp., Class A*	10,500	791,175
Simmons First National Corp., Class A	49,819	1,085,556
SmartFinancial, Inc.	900	22,239
South Plains Financial, Inc.	1,000	27,560
Southern First Bancshares, Inc.*	400	16,664
Southside Bancshares, Inc.	14,736	521,065
SouthState Corp.	29,150	2,306,348
Stock Yards Bancorp, Inc.	12,150	826,322
Summit Financial Group, Inc.	1,400	37,716
Texas Capital Bancshares, Inc.*	19,400	1,145,182
Tompkins Financial Corp.	7,351	533,830
Towne Bank	29,009	778,311
TriCo Bancshares	10,782	481,416
Triumph Bancorp, Inc.*	9,000	489,150
Trustmark Corp.	23,320	714,292
UMB Financial Corp.	16,060	1,353,697
United Bankshares, Inc.	51,502	1,841,196
United Community Banks, Inc.	36,600	1,211,460
Univest Financial Corp.	11,100	260,628
Valley National Bancorp	150,109	1,621,177
Veritex Holdings, Inc.	17,824	473,940
Washington Federal, Inc.	25,000	749,500
Washington Trust Bancorp, Inc.	6,100	283,528
WesBanco, Inc.	22,675	756,665
West Bancorp, Inc.	4,300	89,483
Westamerica Bancorp	13,500	705,915

		92,069,609

Capital Markets (3.3%)
Ares Management Corp.	173,151	10,726,704
Artisan Partners Asset Management, Inc., Class A	27,100	729,803
AssetMark Financial Holdings, Inc.*	4,300	78,647
Associated Capital Group, Inc., Class A	3,030	111,383
B Riley Financial, Inc.	8,600	382,872
BGC Partners, Inc., Class A	151,900	476,966
Blucora, Inc.*	18,200	351,988
Brightsphere Investment Group, Inc.	12,108	180,530
Cohen & Steers, Inc.	11,366	711,853
Cowen, Inc., Class A	11,500	444,360
Diamond Hill Investment Group, Inc.	100	16,500
Donnelley Financial Solutions, Inc.*	12,400	458,428
Federated Hermes, Inc., Class B	35,900	1,189,008
Focus Financial Partners, Inc., Class A*	23,027	725,581
GAMCO Investors, Inc., Class A	3,630	61,892
Hamilton Lane, Inc., Class A	14,800	882,228
Houlihan Lokey, Inc.	20,700	1,560,366
LPL Financial Holdings, Inc.	91,269	19,940,451
MarketWise, Inc.(x)*	5,200	11,856
Moelis & Co., Class A	25,500	862,155
Open Lending Corp., Class A*	41,800	336,072
Oppenheimer Holdings, Inc., Class A	800	24,784
Perella Weinberg Partners	10,600	67,098
Piper Sandler Cos.	8,000	837,920
PJT Partners, Inc., Class A	147,590	9,861,964
Pzena Investment Management, Inc., Class A	8,100	76,788
Sculptor Capital Management, Inc.	3,700	32,708
StepStone Group, Inc., Class A	14,900	365,199
StoneX Group, Inc.*	6,446	534,631
Value Line, Inc.	100	4,390
Victory Capital Holdings, Inc., Class A	7,200	167,832
Virtus Investment Partners, Inc.	3,395	541,570
WisdomTree Investments, Inc.	27,100	126,828

		52,881,355

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	1,100	28,853
Bread Financial Holdings, Inc.	18,200	572,390
Encore Capital Group, Inc.*	11,250	511,650

See Notes to Portfolio of Investments.

306

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Enova International, Inc.*	16,700	$488,809
FirstCash Holdings, Inc.	16,004	1,173,893
Green Dot Corp., Class A*	25,200	478,296
LendingClub Corp.*	38,200	422,110
LendingTree, Inc.*	4,700	112,142
Navient Corp.	56,657	832,291
Nelnet, Inc., Class A	6,550	518,695
NerdWallet, Inc., Class A*	5,800	51,446
Oportun Financial Corp.*	500	2,185
PRA Group, Inc.*	17,960	590,166
PROG Holdings, Inc.*	26,800	401,464
Sunlight Financial Holdings, Inc.(x)*	5,000	6,200
World Acceptance Corp.(x)*	1,700	164,594

		6,355,184

Diversified Financial Services (0.1%)
A-Mark Precious Metals, Inc.	4,600	130,594
Banco Latinoamericano de Comercio Exterior SA, Class E	1,820	23,769
Cannae Holdings, Inc.*	27,500	568,150
Compass Diversified Holdings	22,100	399,126
Jackson Financial, Inc., Class A	27,500	763,125

		1,884,764

Insurance (2.6%)
Ambac Financial Group, Inc.*	5,300	67,575
American Equity Investment Life Holding Co.	34,180	1,274,572
AMERISAFE, Inc.	8,790	410,757
Argo Group International Holdings Ltd.	16,910	325,687
Bright Health Group, Inc.(x)*	83,100	87,255
BRP Group, Inc., Class A*	16,500	434,775
CNO Financial Group, Inc.	52,600	945,222
Crawford & Co., Class A	2,500	14,350
Donegal Group, Inc., Class A	5,400	72,846
eHealth, Inc.*	12,700	49,657
Employers Holdings, Inc.	10,481	361,490
Enstar Group Ltd.*	4,750	805,553
Genworth Financial, Inc., Class A*	189,998	664,993
Goosehead Insurance, Inc., Class A*	7,100	253,044
Greenlight Capital Re Ltd., Class A*	4,516	33,599
HCI Group, Inc.(x)	2,300	90,160
Hippo Holdings, Inc.(x)*	1,176	21,756
Horace Mann Educators Corp.	18,310	646,160
James River Group Holdings Ltd.	14,500	330,745
Kinsale Capital Group, Inc.	70,994	18,133,287
Lemonade, Inc.(x)*	14,700	311,346
MBIA, Inc.*	13,500	124,200
Mercury General Corp.	9,700	275,674
National Western Life Group, Inc., Class A	500	85,400
NI Holdings, Inc.*	3,800	50,768
Oscar Health, Inc., Class A*	48,100	240,019
Palomar Holdings, Inc.*	11,600	971,152
ProAssurance Corp.	25,000	487,750
RLI Corp.	16,000	1,638,080
Safety Insurance Group, Inc.	5,424	442,381
Selective Insurance Group, Inc.	23,840	1,940,576
Selectquote, Inc.*	56,679	41,376
SiriusPoint Ltd.*	29,400	145,530
Stewart Information Services Corp.	12,600	549,864
Trupanion, Inc.(x)*	162,317	9,646,499
United Fire Group, Inc.	7,800	224,094

		42,198,192

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Apollo Commercial Real Estate Finance, Inc. (REIT)	70,548	585,548
Arbor Realty Trust, Inc. (REIT)	51,400	591,100
Ares Commercial Real Estate Corp. (REIT)	13,500	141,075
ARMOUR Residential REIT, Inc. (REIT)(x)	34,300	167,041
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	60,600	1,414,404
BrightSpire Capital, Inc. (REIT)	32,500	205,075
Broadmark Realty Capital, Inc. (REIT)(x)	64,100	327,551
Chimera Investment Corp. (REIT)(x)	95,600	499,032
Claros Mortgage Trust, Inc. (REIT)(x)	33,500	393,290
Dynex Capital, Inc. (REIT)	9,200	107,180
Ellington Financial, Inc. (REIT)(x)	20,700	235,359
Franklin BSP Realty Trust, Inc. (REIT)(x)	30,600	329,562
Granite Point Mortgage Trust, Inc. (REIT)	2,800	18,032
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	34,100	1,020,613
Invesco Mortgage Capital, Inc. (REIT)	9,969	110,656
KKR Real Estate Finance Trust, Inc. (REIT)	18,800	305,500
Ladder Capital Corp. (REIT)	54,887	491,788
MFA Financial, Inc. (REIT)	56,525	439,764
New York Mortgage Trust, Inc. (REIT)(x)	170,600	399,204
Orchid Island Capital, Inc. (REIT)(x)	10,520	86,264
PennyMac Mortgage Investment Trust (REIT)	40,863	481,366
Ready Capital Corp. (REIT)	20,700	209,898
Redwood Trust, Inc. (REIT)(x)	57,300	328,902
TPG RE Finance Trust, Inc. (REIT)	13,300	93,100
Two Harbors Investment Corp. (REIT)(x)	136,500	453,180

		9,434,484

Thrifts & Mortgage Finance (0.7%)
Axos Financial, Inc.*	21,380	731,837
Bridgewater Bancshares, Inc.*	1,700	27,999
Capitol Federal Financial, Inc.	60,600	502,980
Columbia Financial, Inc.*	15,100	319,063
Enact Holdings, Inc.(x)	8,500	188,445
Essent Group Ltd.	44,300	1,544,741
Federal Agricultural Mortgage Corp., Class C	4,000	396,560
Flagstar Bancorp, Inc.	19,533	652,402
Greene County Bancorp, Inc.	300	17,181
Hingham Institution For Savings (The)	300	75,333
Home Bancorp, Inc.	800	31,192
Kearny Financial Corp.	24,645	261,730
Luther Burbank Corp.	10,800	125,496
Merchants Bancorp	3,200	73,824
Mr Cooper Group, Inc.*	26,761	1,083,821
NMI Holdings, Inc., Class A*	40,300	820,911
Northfield Bancorp, Inc.	4,000	57,240
PennyMac Financial Services, Inc.	12,000	514,800
Provident Bancorp, Inc.	1,308	18,718
Provident Financial Services, Inc.	36,756	716,742
Radian Group, Inc.	67,566	1,303,348
Southern Missouri Bancorp, Inc.	1,000	51,030
TrustCo Bank Corp.	1,600	50,272
Walker & Dunlop, Inc.	11,300	946,149
Waterstone Financial, Inc.	1,100	17,776
WSFS Financial Corp.	29,381	1,365,041

		11,894,631

Total Financials		216,718,219

See Notes to Portfolio of Investments.

307

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (19.2%)
Biotechnology (7.1%)
2seventy bio, Inc.*	13,000	$189,150
ACADIA Pharmaceuticals, Inc.*	47,900	783,644
ADC Therapeutics SA(x)*	203,822	982,422
Adicet Bio, Inc.*	9,700	137,934
Affimed NV*	48,400	99,704
Agenus, Inc.*	120,400	246,820
Agios Pharmaceuticals, Inc.*	24,700	698,516
Akero Therapeutics, Inc.(x)*	3,100	105,555
Albireo Pharma, Inc.*	7,100	137,456
Alector, Inc.*	22,900	216,634
Alkermes plc*	64,200	1,433,586
Allogene Therapeutics, Inc.(x)*	24,177	261,112
Allovir, Inc.(x)*	8,800	69,432
ALX Oncology Holdings, Inc.(x)*	4,500	43,065
Amicus Therapeutics, Inc.*	98,529	1,028,643
AnaptysBio, Inc.(x)*	7,700	196,427
Anavex Life Sciences Corp.(x)*	24,300	250,776
Anika Therapeutics, Inc.*	5,100	121,380
Apellis Pharmaceuticals, Inc.*	33,100	2,260,730
Arcellx, Inc.(x)*	7,400	138,898
Arcturus Therapeutics Holdings, Inc.*	10,200	151,164
Arcus Biosciences, Inc.*	171,100	4,475,976
Arcutis Biotherapeutics, Inc.*	12,800	244,608
Arrowhead Pharmaceuticals, Inc.*	181,824	6,009,283
Ascendis Pharma A/S (ADR)(x)*	46,521	4,803,758
Atara Biotherapeutics, Inc.*	29,500	111,510
Aurinia Pharmaceuticals, Inc.(x)*	48,800	366,976
Avid Bioservices, Inc.*	24,500	468,440
Avidity Biosciences, Inc.*	14,400	235,152
Beam Therapeutics, Inc.(x)*	23,100	1,100,484
BioCryst Pharmaceuticals, Inc.*	77,400	975,240
Biohaven Pharmaceutical Holding Co. Ltd.*	22,700	3,431,559
Bioxcel Therapeutics, Inc.(x)*	3,700	43,734
Bluebird Bio, Inc.(x)*	7,800	49,374
Blueprint Medicines Corp.*	109,046	7,185,041
Bridgebio Pharma, Inc.*	43,076	428,175
C4 Therapeutics, Inc.*	13,800	121,026
CareDx, Inc.*	23,500	399,970
Catalyst Pharmaceuticals, Inc.*	42,700	547,841
Celldex Therapeutics, Inc.*	15,700	441,327
Celularity, Inc., Class A*	4,500	10,395
Century Therapeutics, Inc.(x)*	1,100	10,879
Cerevel Therapeutics Holdings, Inc.*	19,900	562,374
ChemoCentryx, Inc.*	22,200	1,146,852
Chimerix, Inc.*	29,100	56,163
Chinook Therapeutics, Inc.*	13,040	256,366
Cogent Biosciences, Inc.(x)*	8,200	122,344
Coherus Biosciences, Inc.*	449,995	4,324,452
Crinetics Pharmaceuticals, Inc.*	19,200	377,088
CTI BioPharma Corp.(x)*	41,400	240,948
Cullinan Oncology, Inc.*	8,800	112,816
Cytokinetics, Inc.*	32,500	1,574,625
Day One Biopharmaceuticals, Inc.(x)*	15,400	308,462
Deciphera Pharmaceuticals, Inc.*	18,600	344,100
Denali Therapeutics, Inc.*	36,400	1,117,116
Design Therapeutics, Inc.*	6,500	108,680
Dynavax Technologies Corp.(x)*	47,500	495,900
Dyne Therapeutics, Inc.*	2,700	34,290
Eagle Pharmaceuticals, Inc.*	3,700	97,754
Editas Medicine, Inc.*	27,600	337,824
Eiger BioPharmaceuticals, Inc.(x)*	18,500	139,305
Emergent BioSolutions, Inc.*	20,700	434,493
Enanta Pharmaceuticals, Inc.*	7,900	409,773
EQRx, Inc.(x)*	29,000	143,550
Erasca, Inc.(x)*	302,073	2,356,169
Fate Therapeutics, Inc.*	34,500	773,145
FibroGen, Inc.*	42,600	554,226
Foghorn Therapeutics, Inc.(x)*	1,400	12,012
Forma Therapeutics Holdings, Inc.*	13,000	259,350
Generation Bio Co.*	17,478	92,808
Geron Corp.*	131,700	308,178
Global Blood Therapeutics, Inc.*	24,000	1,634,400
Gossamer Bio, Inc.(x)*	23,300	279,134
Halozyme Therapeutics, Inc.*	49,400	1,953,276
Heron Therapeutics, Inc.(x)*	43,700	184,414
Ideaya Biosciences, Inc.*	9,300	138,756
IGM Biosciences, Inc.(x)*	7,800	177,372
Imago Biosciences, Inc.(x)*	1,100	16,555
ImmunityBio, Inc.(x)*	44,500	221,165
ImmunoGen, Inc.*	106,300	508,114
Immunovant, Inc.*	25,800	143,964
Inhibrx, Inc.(x)*	10,800	193,860
Inovio Pharmaceuticals, Inc.*	71,700	123,682
Insmed, Inc.*	50,400	1,085,616
Instil Bio, Inc.(x)*	26,700	129,228
Intellia Therapeutics, Inc.*	115,331	6,453,923
Intercept Pharmaceuticals, Inc.(x)*	3,300	46,035
Iovance Biotherapeutics, Inc.*	54,900	525,942
Ironwood Pharmaceuticals, Inc.*	49,800	515,928
iTeos Therapeutics, Inc.*	9,400	179,070
IVERIC bio, Inc.*	37,000	663,780
Janux Therapeutics, Inc.*	1,200	16,248
Jounce Therapeutics, Inc.*	29,300	68,562
KalVista Pharmaceuticals, Inc.*	500	7,255
Karuna Therapeutics, Inc.*	41,322	9,294,557
Karyopharm Therapeutics, Inc.*	29,500	161,070
Keros Therapeutics, Inc.*	6,500	244,530
Kezar Life Sciences, Inc.*	14,188	122,159
Kiniksa Pharmaceuticals Ltd., Class A*	12,900	165,636
Kinnate Biopharma, Inc.(x)*	1,300	15,535
Kodiak Sciences, Inc.*	15,200	117,648
Kronos Bio, Inc.*	15,500	51,925
Krystal Biotech, Inc.*	7,500	522,750
Kura Oncology, Inc.*	26,400	360,624
Kymera Therapeutics, Inc.*	11,600	252,532
Legend Biotech Corp. (ADR)*	106,213	4,333,490
Ligand Pharmaceuticals, Inc.*	6,550	564,020
Lyell Immunopharma, Inc.(x)*	56,772	416,139
MacroGenics, Inc.*	24,700	85,462
Madrigal Pharmaceuticals, Inc.*	4,500	292,455
MannKind Corp.(x)*	96,800	299,112
MeiraGTx Holdings plc*	12,000	100,920
Mersana Therapeutics, Inc.*	32,700	221,052
MiMedx Group, Inc.(x)*	44,500	127,715
Mirum Pharmaceuticals, Inc.*	7,500	157,575
Monte Rosa Therapeutics, Inc.(x)*	1,200	9,804
Morphic Holding, Inc.*	6,300	178,290
Myriad Genetics, Inc.*	38,100	726,948
Nkarta, Inc.(x)*	15,600	205,296
Nurix Therapeutics, Inc.*	12,500	162,875
Nuvalent, Inc., Class A(x)*	6,900	134,136
Ocugen, Inc.(x)*	73,900	131,542
Organogenesis Holdings, Inc.*	25,900	83,916
PDL BioPharma, Inc.(r)(x)*	73,900	33,924
PMV Pharmaceuticals, Inc.(x)*	18,000	214,200
Point Biopharma Global, Inc.(x)*	18,200	140,686
Praxis Precision Medicines, Inc.*	4,500	10,215
Precigen, Inc.(x)*	35,700	75,684
Prometheus Biosciences, Inc.(x)*	11,500	678,615
Protagonist Therapeutics, Inc.*	13,800	116,334
Prothena Corp. plc*	13,600	824,568
PTC Therapeutics, Inc.*	30,800	1,546,160

See Notes to Portfolio of Investments.

308

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
RAPT Therapeutics, Inc.*	6,400	$153,984
Recursion Pharmaceuticals, Inc., Class A(x)*	43,815	466,192
REGENXBIO, Inc.*	18,700	494,241
Relay Therapeutics, Inc.*	23,400	523,458
Replimune Group, Inc.*	10,300	177,881
REVOLUTION Medicines, Inc.*	18,900	372,708
Rigel Pharmaceuticals, Inc.*	56,000	66,080
Rocket Pharmaceuticals, Inc.*	15,900	253,764
Sage Therapeutics, Inc.*	19,000	744,040
Sana Biotechnology, Inc.(x)*	33,400	200,400
Sangamo Therapeutics, Inc.*	47,800	234,220
Seres Therapeutics, Inc.*	33,500	215,070
Sorrento Therapeutics, Inc.(x)*	108,400	170,188
SpringWorks Therapeutics, Inc.*	10,600	302,418
Stoke Therapeutics, Inc.*	8,000	102,720
Sutro Biopharma, Inc.*	10,300	57,165
Syndax Pharmaceuticals, Inc.*	18,800	451,764
Talaris Therapeutics, Inc.*	1,000	2,630
TG Therapeutics, Inc.*	54,400	322,048
Travere Therapeutics, Inc.*	24,000	591,360
Twist Bioscience Corp.*	20,373	717,944
Ultragenyx Pharmaceutical, Inc.*	106,382	4,405,279
Vanda Pharmaceuticals, Inc.*	21,603	213,438
Vaxart, Inc.(x)*	41,300	90,034
Vaxcyte, Inc.*	15,800	379,200
Veracyte, Inc.*	28,100	466,460
Vericel Corp.*	20,300	470,960
Verve Therapeutics, Inc.(x)*	13,700	470,595
Vir Biotechnology, Inc.*	185,082	3,568,381
VistaGen Therapeutics, Inc.*	1,700	259
Xencor, Inc.*	27,600	717,048
Y-mAbs Therapeutics, Inc.*	13,000	187,460
Zentalis Pharmaceuticals, Inc.*	13,510	292,627

		114,443,353

Health Care Equipment & Supplies (6.2%)
Alphatec Holdings, Inc.*	24,600	215,004
AngioDynamics, Inc.*	14,600	298,716
Artivion, Inc.*	16,300	225,592
AtriCure, Inc.*	330,061	12,905,385
Atrion Corp.	700	395,500
Avanos Medical, Inc.*	25,500	555,390
Axogen, Inc.*	15,700	187,144
Axonics, Inc.*	17,700	1,246,788
BioLife Solutions, Inc.*	12,300	279,825
Bioventus, Inc., Class A(x)*	18,707	130,949
Butterfly Network, Inc.(x)*	38,500	180,950
Cardiovascular Systems, Inc.*	19,100	264,726
Cerus Corp.*	72,400	260,640
CONMED Corp.	10,881	872,330
CryoPort, Inc.*	16,700	406,812
Cue Health, Inc.(x)*	10,500	31,605
Cutera, Inc.(x)*	6,600	300,960
Embecta Corp.	20,900	601,711
Figs, Inc., Class A(x)*	46,400	382,800
Glaukos Corp.*	21,076	1,122,086
Haemonetics Corp.*	20,200	1,495,406
Heska Corp.*	3,300	240,636
Inari Medical, Inc.*	172,080	12,499,891
Inogen, Inc.*	6,900	167,532
Inspire Medical Systems, Inc.*	10,900	1,933,333
Insulet Corp.*	25,870	5,934,578
Integer Holdings Corp.*	15,100	939,673
iRadimed Corp.	4,700	141,282
iRhythm Technologies, Inc.*	102,317	12,818,274
Lantheus Holdings, Inc.*	211,100	14,846,663
LeMaitre Vascular, Inc.	7,200	364,896
LivaNova plc*	20,032	1,017,025
Meridian Bioscience, Inc.*	18,700	589,611
Merit Medical Systems, Inc.*	20,575	1,162,693
Mesa Laboratories, Inc.	2,300	323,909
Nano-X Imaging Ltd.(x)*	3,600	41,292
Neogen Corp.*	42,866	598,838
Nevro Corp.*	14,200	661,720
NuVasive, Inc.*	21,400	937,534
Omnicell, Inc.*	18,100	1,575,243
OraSure Technologies, Inc.*	24,500	92,855
Orthofix Medical, Inc.*	8,200	156,702
OrthoPediatrics Corp.*	5,500	253,770
Outset Medical, Inc.*	18,300	291,519
Paragon 28, Inc.(x)*	16,800	299,376
PROCEPT BioRobotics Corp.(x)*	9,300	385,578
Pulmonx Corp.(x)*	10,200	169,932
SeaSpine Holdings Corp.*	12,800	72,704
Senseonics Holdings, Inc.(x)*	166,300	219,516
Shockwave Medical, Inc.*	13,556	3,769,517
SI-BONE, Inc.*	9,400	164,124
Sight Sciences, Inc.(x)*	1,700	10,795
Silk Road Medical, Inc.*	267,614	12,042,630
STAAR Surgical Co.*	19,100	1,347,505
Surmodics, Inc.*	4,500	136,800
Tactile Systems Technology, Inc.*	8,200	63,878
TransMedics Group, Inc.*	9,100	379,834
Treace Medical Concepts, Inc.*	8,200	180,974
UFP Technologies, Inc.*	700	60,088
Utah Medical Products, Inc.	1,500	127,965
Varex Imaging Corp.*	11,400	240,996
ViewRay, Inc.*	39,500	143,780

		99,765,780

Health Care Providers & Services (2.8%)
1Life Healthcare, Inc.*	65,600	1,125,040
23andMe Holding Co.(x)*	48,600	138,996
Accolade, Inc.*	20,192	230,593
AdaptHealth Corp.*	32,575	611,758
Addus HomeCare Corp.*	6,900	657,156
Agiliti, Inc.(x)*	7,600	108,756
Alignment Healthcare, Inc.*	29,700	351,648
AMN Healthcare Services, Inc.*	16,300	1,727,148
Apollo Medical Holdings, Inc.(x)*	14,500	565,500
Aveanna Healthcare Holdings, Inc.*	11,200	16,800
Brookdale Senior Living, Inc.*	71,500	305,305
Cano Health, Inc.*	58,900	510,663
CareMax, Inc.*	3,800	26,942
Castle Biosciences, Inc.*	8,500	221,680
Clover Health Investments Corp.*	138,900	236,130
Community Health Systems, Inc.*	49,800	107,070
CorVel Corp.*	3,500	484,505
Covetrus, Inc.*	48,900	1,021,032
Cross Country Healthcare, Inc.*	14,700	417,039
DocGo, Inc.(x)*	24,700	245,024
Ensign Group, Inc. (The)	21,500	1,709,250
Fulgent Genetics, Inc.*	6,200	236,344
Guardant Health, Inc.*	119,364	6,425,364
Hanger, Inc.*	15,100	282,672
HealthEquity, Inc.*	32,800	2,203,176
Hims & Hers Health, Inc.*	48,800	272,304
Innovage Holding Corp.(x)*	3,000	17,640
Invitae Corp.(x)*	80,200	197,292
Joint Corp. (The)*	6,300	98,973
LHC Group, Inc.*	10,873	1,779,475
LifeStance Health Group, Inc.(x)*	27,300	180,726
ModivCare, Inc.*	4,900	488,432
National HealthCare Corp.	6,100	386,374
National Research Corp.	4,200	167,160
Oncology Institute, Inc. (The)(x)*	600	2,778
OPKO Health, Inc.*	204,200	385,938

See Notes to Portfolio of Investments.

309

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EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Option Care Health, Inc.*	57,850	$1,820,539
Owens & Minor, Inc.	32,050	772,405
Patterson Cos., Inc.	38,700	929,574
Pediatrix Medical Group, Inc.*	30,200	498,602
Pennant Group, Inc. (The)*	10,000	104,100
PetIQ, Inc.*	9,100	62,790
Privia Health Group, Inc.*	15,700	534,742
Progyny, Inc.*	25,300	937,618
R1 RCM, Inc.*	769,788	14,264,172
RadNet, Inc.*	18,500	376,475
Select Medical Holdings Corp.	39,319	868,950
Sema4 Holdings Corp.(x)*	40,900	35,890
Surgery Partners, Inc.*	12,700	297,180
US Physical Therapy, Inc.	6,200	471,324

		45,917,044

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.(x)*	46,800	712,764
American Well Corp., Class A*	77,900	279,661
Computer Programs and Systems, Inc.*	5,600	156,128
Convey Health Solutions Holdings, Inc.(x)*	17,400	182,874
Evolent Health, Inc., Class A*	27,900	1,002,447
Health Catalyst, Inc.*	19,400	188,180
HealthStream, Inc.*	8,300	176,458
Multiplan Corp.(x)*	146,700	419,562
NextGen Healthcare, Inc.*	23,900	423,030
Nutex Health, Inc.(x)*	49,600	74,400
OptimizeRx Corp.*	6,800	100,776
Phreesia, Inc.*	18,900	481,572
Schrodinger, Inc.*	18,110	452,388
Sharecare, Inc.(x)*	43,100	81,890
Simulations Plus, Inc.	6,300	305,802

		5,037,932

Life Sciences Tools & Services (1.6%)
AbCellera Biologics, Inc.(x)*	75,400	745,706
Adaptive Biotechnologies Corp.*	40,600	289,072
Akoya Biosciences, Inc.*	2,000	23,500
Berkeley Lights, Inc.*	19,200	54,912
Bionano Genomics, Inc.(x)*	112,600	206,058
Codexis, Inc.*	24,000	145,440
Cytek Biosciences, Inc.(x)*	37,342	549,674
ICON plc*	43,897	8,067,391
MaxCyte, Inc.(x)*	3,200	20,800
Medpace Holdings, Inc.*	11,100	1,744,587
NanoString Technologies, Inc.*	19,200	245,184
NeoGenomics, Inc.*	43,800	377,118
Pacific Biosciences of California, Inc.(x)*	81,700	474,269
Quanterix Corp.*	12,400	136,648
Repligen Corp.*	67,049	12,545,538
Seer, Inc.*	16,100	124,614
SomaLogic, Inc.*	54,500	158,050

		25,908,561

Pharmaceuticals (1.2%)
Aclaris Therapeutics, Inc.*	19,100	300,634
Aerie Pharmaceuticals, Inc.*	11,000	166,430
Amneal Pharmaceuticals, Inc.*	20,200	40,804
Amphastar Pharmaceuticals, Inc.*	16,400	460,840
Amylyx Pharmaceuticals, Inc.*	14,100	396,915
ANI Pharmaceuticals, Inc.*	6,100	196,054
Arvinas, Inc.*	17,500	778,575
Atea Pharmaceuticals, Inc.*	25,900	147,371
Athira Pharma, Inc.(x)*	24,700	73,359
Axsome Therapeutics, Inc.*	12,500	557,750
Cara Therapeutics, Inc.*	12,400	116,064
Cassava Sciences, Inc.(x)*	14,600	610,572
CinCor Pharma, Inc.*	4,600	150,972
Collegium Pharmaceutical, Inc.*	10,700	171,414
Corcept Therapeutics, Inc.*	40,500	1,038,420
DICE Therapeutics, Inc.(x)*	8,400	170,352
Edgewise Therapeutics, Inc.*	2,400	23,616
Esperion Therapeutics, Inc.(x)*	11,800	79,060
Evolus, Inc.*	14,900	119,945
Fulcrum Therapeutics, Inc.(x)*	8,200	66,338
Harmony Biosciences Holdings, Inc.*	8,600	380,894
Innoviva, Inc.*	20,000	232,200
Intra-Cellular Therapies, Inc.*	167,960	7,815,179
Nektar Therapeutics*	66,100	211,520
NGM Biopharmaceuticals, Inc.*	13,500	176,580
Nuvation Bio, Inc.(x)*	60,429	135,361
Ocular Therapeutix, Inc.*	31,000	128,650
Pacira BioSciences, Inc.*	16,500	877,635
Phathom Pharmaceuticals, Inc.(x)*	1,400	15,512
Phibro Animal Health Corp., Class A	7,400	98,346
Prestige Consumer Healthcare, Inc.*	22,700	1,131,141
Provention Bio, Inc.(x)*	33,500	150,750
Reata Pharmaceuticals, Inc., Class A(x)*	11,000	276,430
Relmada Therapeutics, Inc.*	6,400	236,928
Revance Therapeutics, Inc.*	29,200	788,400
SIGA Technologies, Inc.(x)	28,900	297,670
Supernus Pharmaceuticals, Inc.*	24,500	829,325
Tarsus Pharmaceuticals, Inc.(x)*	700	11,984
Theravance Biopharma, Inc.*	23,300	236,262
Tricida, Inc.(x)*	8,900	93,272
Ventyx Biosciences, Inc.*	6,400	223,424

		20,012,948

Total Health Care		311,085,618

Industrials (18.2%)
Aerospace & Defense (3.4%)
AAR Corp.*	17,100	612,522
Aerojet Rocketdyne Holdings, Inc.*	28,900	1,155,711
AeroVironment, Inc.*	10,000	833,600
AerSale Corp.(x)*	800	14,832
Axon Enterprise, Inc.*	136,847	15,840,040
Curtiss-Wright Corp.	84,938	11,819,972
Hexcel Corp.	172,600	8,926,872
Howmet Aerospace, Inc.	386,360	11,950,115
Kaman Corp.	14,300	399,399
Kratos Defense & Security Solutions, Inc.*	59,500	604,520
Maxar Technologies, Inc.	28,100	526,032
Moog, Inc., Class A	10,800	759,780
Parsons Corp.*	9,600	376,320
Rocket Lab USA, Inc.*	77,600	315,832
Triumph Group, Inc.*	23,900	205,301
V2X, Inc.*	400	14,160
Virgin Galactic Holdings, Inc.(x)*	83,100	391,401

		54,746,409

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	27,700	667,293
Atlas Air Worldwide Holdings, Inc.(x)*	11,000	1,051,270
Forward Air Corp.	12,200	1,101,172
Hub Group, Inc., Class A*	15,000	1,034,700

		3,854,435

Airlines (0.2%)
Allegiant Travel Co.*	6,490	473,640
Frontier Group Holdings, Inc.(x)*	21,700	210,490
Hawaiian Holdings, Inc.*	25,400	334,010
Joby Aviation, Inc.(x)*	91,400	395,762
SkyWest, Inc.*	23,800	386,988
Spirit Airlines, Inc.	43,100	811,142

See Notes to Portfolio of Investments.

310

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EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sun Country Airlines Holdings, Inc.*	12,400	$168,764

		2,780,796

Building Products (2.4%)
AAON, Inc.	15,715	846,724
American Woodmark Corp.*	7,200	315,792
Apogee Enterprises, Inc.	12,300	470,106
Armstrong World Industries, Inc.	120,638	9,558,149
Carlisle Cos., Inc.	63,617	17,838,843
CSW Industrials, Inc.	6,700	802,660
Gibraltar Industries, Inc.*	13,000	532,090
Griffon Corp.	15,100	445,752
Janus International Group, Inc.*	29,700	264,924
JELD-WEN Holding, Inc.*	31,717	277,524
Masonite International Corp.*	10,800	769,932
PGT Innovations, Inc.*	22,700	475,792
Quanex Building Products Corp.	12,100	219,736
Resideo Technologies, Inc.*	61,700	1,176,002
Simpson Manufacturing Co., Inc.	17,900	1,403,360
UFP Industries, Inc.	22,564	1,628,218
Zurn Elkay Water Solutions Corp.	51,600	1,264,200

		38,289,804

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	28,300	1,081,909
ACCO Brands Corp.	12,700	62,230
ACV Auctions, Inc., Class A*	41,000	294,790
Aris Water Solution, Inc., Class A	2,900	37,004
Brady Corp., Class A	18,000	751,140
BrightView Holdings, Inc.*	3,200	25,408
Brink’s Co. (The)	18,016	872,695
Casella Waste Systems, Inc., Class A*	18,437	1,408,403
Cimpress plc*	7,600	186,048
CoreCivic, Inc. (REIT)*	53,500	472,940
Deluxe Corp.	16,600	276,390
Driven Brands Holdings, Inc.*	210,110	5,878,878
GEO Group, Inc. (The)(x)*	29,100	224,070
Harsco Corp.*	41,400	154,836
Healthcare Services Group, Inc.	34,500	417,105
HNI Corp.	22,100	585,871
Interface, Inc.	21,300	191,487
KAR Auction Services, Inc.*	45,284	505,822
Li-Cycle Holdings Corp.(x)*	48,100	255,892
Matthews International Corp., Class A	17,344	388,679
MillerKnoll, Inc.	29,440	459,264
Montrose Environmental Group, Inc.*	9,200	309,580
Pitney Bowes, Inc.	88,500	206,205
SP Plus Corp.*	8,500	266,220
Steelcase, Inc., Class A	44,100	287,532
Tetra Tech, Inc.	104,851	13,476,499
UniFirst Corp.	5,700	958,911
Viad Corp.*	6,600	208,428

		30,244,236

Construction & Engineering (0.7%)
Ameresco, Inc., Class A*	10,200	678,096
API Group Corp.*	77,700	1,031,079
Arcosa, Inc.	22,600	1,292,268
Comfort Systems USA, Inc.	15,700	1,528,081
Construction Partners, Inc., Class A*	9,300	243,939
Dycom Industries, Inc.*	11,300	1,079,489
EMCOR Group, Inc.	19,974	2,306,598
Fluor Corp.*	54,700	1,361,483
Granite Construction, Inc.	21,421	543,879
Great Lakes Dredge & Dock Corp.*	26,100	197,838
MYR Group, Inc.*	5,600	474,488
NV5 Global, Inc.*	5,000	619,100
Primoris Services Corp.	22,900	372,125

		11,728,463

Electrical Equipment (1.3%)
AMETEK, Inc.	96,752	10,972,645
Array Technologies, Inc.*	51,100	847,238
Atkore, Inc.*	17,800	1,385,018
AZZ, Inc.	13,300	485,583
Blink Charging Co.(x)*	14,600	258,712
Bloom Energy Corp., Class A*	55,800	1,115,442
Encore Wire Corp.	8,000	924,320
Energy Vault Holdings, Inc.*	8,900	46,992
EnerSys	17,600	1,023,792
Enovix Corp.(x)*	39,600	726,066
Fluence Energy, Inc.(x)*	25,900	377,881
FuelCell Energy, Inc.(x)*	133,800	456,258
GrafTech International Ltd.	68,300	294,373
NuScale Power Corp.(x)*	13,800	161,184
Shoals Technologies Group, Inc., Class A*	40,700	877,085
Stem, Inc.*	43,348	578,262
SunPower Corp.(x)*	38,800	893,952
TPI Composites, Inc.*	2,800	31,584
Vicor Corp.*	7,600	449,464

		21,905,851

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	2,100	46,410

Machinery (4.6%)
Alamo Group, Inc.	5,100	623,577
Albany International Corp., Class A	13,400	1,056,322
Altra Industrial Motion Corp.	27,593	927,676
Astec Industries, Inc.	11,400	355,566
Barnes Group, Inc.	17,742	512,389
Chart Industries, Inc.*	14,000	2,580,900
Columbus McKinnon Corp.	9,300	243,288
Desktop Metal, Inc., Class A(x)*	58,300	150,997
Douglas Dynamics, Inc.	7,700	215,754
Energy Recovery, Inc.*	16,000	347,840
Enerpac Tool Group Corp.*	31,200	556,296
EnPro Industries, Inc.	9,700	824,306
ESCO Technologies, Inc.	9,584	703,849
Evoqua Water Technologies Corp.*	44,027	1,455,973
Federal Signal Corp.	27,900	1,041,228
Franklin Electric Co., Inc.	17,500	1,429,925
Gorman-Rupp Co. (The)	8,700	206,973
Greenbrier Cos., Inc. (The)	11,947	289,954
Helios Technologies, Inc.	12,000	607,200
Hillenbrand, Inc.	27,341	1,003,961
Hillman Solutions Corp.*	49,000	369,460
Hydrofarm Holdings Group, Inc.*	15,000	29,100
Hyliion Holdings Corp.(x)*	20,600	59,122
Hyster-Yale Materials Handling, Inc.	300	6,453
Hyzon Motors, Inc.(x)*	15,500	26,350
IDEX Corp.	56,920	11,375,462
Ingersoll Rand, Inc.	251,343	10,873,098
ITT, Inc.	163,467	10,680,934
John Bean Technologies Corp.	12,500	1,075,000
Kadant, Inc.	4,316	719,952
Kennametal, Inc.	31,600	650,328
Lindsay Corp.	5,100	730,728
Middleby Corp. (The)*	88,852	11,388,161
Mueller Industries, Inc.	23,900	1,420,616
Mueller Water Products, Inc., Class A	75,800	778,466
Nikola Corp.(x)*	106,300	374,176
Omega Flex, Inc.(x)	200	18,524
Proterra, Inc.(x)*	80,500	400,890
Proto Labs, Inc.*	13,100	477,233

See Notes to Portfolio of Investments.

311

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
RBC Bearings, Inc.*	10,600	$2,202,786
Shyft Group, Inc. (The)	13,300	271,719
SPX Technologies, Inc.*	16,100	889,042
Standex International Corp.	6,600	538,890
Tennant Co.	9,200	520,352
Terex Corp.	29,400	874,356
Titan International, Inc.*	18,600	225,804
Trinity Industries, Inc.	34,700	740,845
Wabash National Corp.	19,000	295,640
Watts Water Technologies, Inc., Class A	10,892	1,369,451

		74,516,912

Marine (0.1%)
Costamare, Inc.	19,800	177,210
Eagle Bulk Shipping, Inc.(x)	4,900	211,582
Genco Shipping & Trading Ltd.	13,300	166,649
Golden Ocean Group Ltd.	44,700	333,909
Matson, Inc.	17,500	1,076,600

		1,965,950

Professional Services (1.0%)
Alight, Inc., Class A*	123,600	905,988
ASGN, Inc.*	19,073	1,723,627
CBIZ, Inc.*	18,366	785,697
Exponent, Inc.	18,800	1,648,196
First Advantage Corp.*	21,200	271,996
Forrester Research, Inc.*	400	14,404
FTI Consulting, Inc.*	20,298	3,363,582
Heidrick & Struggles International, Inc.	7,500	194,925
HireRight Holdings Corp.(x)*	5,700	86,982
Huron Consulting Group, Inc.*	7,669	508,071
ICF International, Inc.	8,000	872,160
Insperity, Inc.	14,700	1,500,723
Kelly Services, Inc., Class A	13,000	176,670
Kforce, Inc.	9,700	568,905
Korn Ferry	21,400	1,004,730
Legalzoom.com, Inc.(x)*	35,700	305,949
Planet Labs PBC(x)*	56,600	307,338
Sterling Check Corp.*	7,900	139,356
TriNet Group, Inc.*	13,600	968,592
TrueBlue, Inc.*	15,000	286,200
Upwork, Inc.*	46,700	636,054

		16,270,145

Road & Rail (1.0%)
ArcBest Corp.	9,485	689,844
Heartland Express, Inc.	5,200	74,412
Marten Transport Ltd.	26,949	516,343
Saia, Inc.*	9,943	1,889,170
TFI International, Inc.	124,772	11,289,371
TuSimple Holdings, Inc., Class A(x)*	50,900	386,840
Werner Enterprises, Inc.	22,747	855,287

		15,701,267

Trading Companies & Distributors (1.4%)
Applied Industrial Technologies, Inc.	14,900	1,531,422
Beacon Roofing Supply, Inc.*	23,900	1,307,808
Boise Cascade Co.	17,900	1,064,334
Custom Truck One Source, Inc.(x)*	12,200	71,126
Distribution Solutions Group, Inc.*	400	11,268
GATX Corp.	13,700	1,166,555
Global Industrial Co.	900	24,147
GMS, Inc.*	18,200	728,182
H&E Equipment Services, Inc.	15,100	427,934
Herc Holdings, Inc.	9,600	997,248
McGrath RentCorp	10,300	863,758
MRC Global, Inc.*	30,200	217,138
NOW, Inc.*	37,300	374,865
Rush Enterprises, Inc., Class A	19,950	875,007
SiteOne Landscape Supply, Inc.*	103,861	10,816,084
Textainer Group Holdings Ltd.	24,200	650,012
Triton International Ltd.	25,012	1,368,907
Veritiv Corp.*	6,200	606,174

		23,101,969

Total Industrials		295,152,647

Information Technology (18.9%)
Communications Equipment (0.9%)
ADTRAN Holdings, Inc.	26,000	509,080
Calix, Inc.*	25,500	1,559,070
Ciena Corp.*	153,471	6,204,833
Clearfield, Inc.*	4,200	439,488
CommScope Holding Co., Inc.*	74,700	687,987
Digi International, Inc.*	12,400	428,668
DZS, Inc.*	1,700	19,210
Extreme Networks, Inc.*	55,900	730,613
Harmonic, Inc.*	35,400	462,678
Infinera Corp.*	75,000	363,000
NETGEAR, Inc.*	12,900	258,516
NetScout Systems, Inc.*	32,000	1,002,240
Ribbon Communications, Inc.*	8,900	19,758
Viavi Solutions, Inc.*	99,800	1,302,390

		13,987,531

Electronic Equipment, Instruments & Components (2.4%)
908 Devices, Inc.(x)*	5,800	95,410
Advanced Energy Industries, Inc.	15,800	1,223,078
Aeva Technologies, Inc.(x)*	21,400	40,018
Arlo Technologies, Inc.*	12,200	56,608
Badger Meter, Inc.	11,600	1,071,724
Belden, Inc.	16,578	995,012
Benchmark Electronics, Inc.	13,189	326,823
CTS Corp.	11,962	498,217
ePlus, Inc.*	13,200	548,328
Evolv Technologies Holdings, Inc.*	11,800	25,016
Fabrinet*	14,800	1,412,660
FARO Technologies, Inc.*	7,695	211,151
Focus Universal, Inc.(x)*	1,800	16,884
Insight Enterprises, Inc.*	12,925	1,065,149
Itron, Inc.*	20,000	842,200
Kimball Electronics, Inc.*	1,000	17,150
Knowles Corp.*	33,000	401,610
Lightwave Logic, Inc.(x)*	40,700	298,738
Littelfuse, Inc.	42,292	8,402,998
Methode Electronics, Inc.	18,800	698,420
MicroVision, Inc.(x)*	63,400	228,874
Mirion Technologies, Inc.(x)*	49,900	372,753
Napco Security Technologies, Inc.*	10,900	316,972
nLight, Inc.*	15,100	142,695
Novanta, Inc.*	118,120	13,660,578
OSI Systems, Inc.*	7,700	554,862
PAR Technology Corp.*	8,700	256,911
PC Connection, Inc.	1,900	85,671
Plexus Corp.*	9,995	875,162
Rogers Corp.*	7,200	1,741,536
Sanmina Corp.*	23,500	1,082,880
ScanSource, Inc.*	9,400	248,254
SmartRent, Inc.(x)*	25,100	56,977
TTM Technologies, Inc.*	53,300	702,494
Vishay Intertechnology, Inc.	61,200	1,088,748

		39,662,561

IT Services (3.2%)
AvidXchange Holdings, Inc.*	53,400	449,628
BigCommerce Holdings, Inc.*	18,800	278,240
Brightcove, Inc.*	6,500	40,950
Cantaloupe, Inc.*	2,600	9,048
Cass Information Systems, Inc.	1,333	46,242
Cerberus Cyber Sentinel Corp.(x)*	9,700	28,615
Conduent, Inc.*	59,900	200,066

See Notes to Portfolio of Investments.

312

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Core Scientific, Inc.(x)*	51,800	$67,340
CSG Systems International, Inc.	12,052	637,310
Cyxtera Technologies, Inc.(x)*	13,100	53,448
DigitalOcean Holdings, Inc.(x)*	246,300	8,908,671
Evertec, Inc.	22,696	711,519
Evo Payments, Inc., Class A*	27,300	909,090
ExlService Holdings, Inc.*	11,800	1,738,848
Fastly, Inc., Class A*	40,600	371,896
Flywire Corp.*	443,067	10,172,818
Grid Dynamics Holdings, Inc.*	16,300	305,299
Hackett Group, Inc. (The)	2,800	49,616
I3 Verticals, Inc., Class A*	2,800	56,084
International Money Express, Inc.*	11,900	271,201
Marqeta, Inc., Class A*	158,100	1,125,672
Maximus, Inc.	22,983	1,330,026
MoneyGram International, Inc.*	34,500	358,800
MongoDB, Inc.*	38,966	7,737,089
Paya Holdings, Inc.*	23,700	144,807
Payoneer Global, Inc.*	78,800	476,740
Paysafe Ltd.(x)*	123,100	169,878
Perficient, Inc.(x)*	13,900	903,778
Rackspace Technology, Inc.(x)*	27,600	112,608
Remitly Global, Inc.*	30,600	340,272
Repay Holdings Corp.*	29,100	205,446
Sabre Corp.*	118,700	611,305
Shift4 Payments, Inc., Class A*	229,816	10,252,092
SolarWinds Corp.*	16,100	124,775
Squarespace, Inc., Class A(x)*	7,200	153,792
StoneCo Ltd., Class A*	100,900	961,577
TTEC Holdings, Inc.	9,300	412,083
Tucows, Inc., Class A(x)*	1,000	37,410
Unisys Corp.*	29,900	225,745
Verra Mobility Corp.*	58,600	900,682

		51,890,506

Semiconductors & Semiconductor Equipment (4.5%)
ACM Research, Inc., Class A*	17,500	218,050
Alpha & Omega Semiconductor Ltd.*	8,200	252,232
Ambarella, Inc.*	13,900	780,902
Amkor Technology, Inc.	39,500	673,475
Axcelis Technologies, Inc.*	14,600	884,176
CEVA, Inc.*	7,800	204,594
Cohu, Inc.*	15,777	406,731
Credo Technology Group Holding Ltd.*	35,434	389,774
Diodes, Inc.*	17,300	1,122,943
Entegris, Inc.	147,342	12,232,333
FormFactor, Inc.*	29,140	729,957
Ichor Holdings Ltd.*	10,300	249,363
Impinj, Inc.*	7,700	616,231
indie Semiconductor, Inc., Class A*	24,600	180,072
Kulicke & Soffa Industries, Inc.	24,500	943,985
Lattice Semiconductor Corp.*	255,553	12,575,763
MACOM Technology Solutions Holdings, Inc.*	249,243	12,908,295
MaxLinear, Inc.*	27,656	902,139
Monolithic Power Systems, Inc.	19,720	7,166,248
ON Semiconductor Corp.*	113,017	7,044,349
Onto Innovation, Inc.*	21,075	1,349,854
PDF Solutions, Inc.*	11,600	284,548
Photronics, Inc.*	18,400	269,008
Power Integrations, Inc.	24,200	1,556,544
Rambus, Inc.*	40,648	1,033,272
Rigetti Computing, Inc.(x)*	10,100	18,988
Semtech Corp.*	26,900	791,129
Silicon Laboratories, Inc.*	13,264	1,637,308
SiTime Corp.*	6,100	480,253
SMART Global Holdings, Inc.*	13,400	212,658
Synaptics, Inc.(x)*	41,203	4,079,509
Ultra Clean Holdings, Inc.*	18,200	468,650
Veeco Instruments, Inc.*	17,049	312,338

		72,975,671

Software (7.7%)
8x8, Inc.*	49,000	169,050
A10 Networks, Inc.	23,000	305,210
ACI Worldwide, Inc.*	49,081	1,025,793
Agilysys, Inc.*	6,250	345,938
Alarm.com Holdings, Inc.*	17,719	1,149,254
Alkami Technology, Inc.(x)*	8,200	123,410
Altair Engineering, Inc., Class A*	19,500	862,290
American Software, Inc., Class A	12,000	183,840
Amplitude, Inc., Class A(x)*	20,400	315,588
Appfolio, Inc., Class A*	7,900	827,288
Appian Corp., Class A*	16,800	685,944
Asana, Inc., Class A(x)*	29,600	658,008
Avaya Holdings Corp.(x)*	37,000	58,830
AvePoint, Inc.(x)*	16,500	66,165
Blackbaud, Inc.*	20,300	894,418
Blackline, Inc.*	20,900	1,251,910
Blend Labs, Inc., Class A(x)*	40,600	89,726
Box, Inc., Class A*	47,000	1,146,330
BTRS Holdings, Inc., Class 1*	18,800	174,088
C3.ai, Inc., Class A(x)*	25,100	313,750
Cerence, Inc.*	15,100	237,825
ChannelAdvisor Corp.*	3,000	67,980
Clear Secure, Inc., Class A(x)*	22,700	518,922
CommVault Systems, Inc.*	16,300	864,552
Consensus Cloud Solutions, Inc.*	5,600	264,880
Couchbase, Inc.*	6,100	87,047
CS Disco, Inc.*	7,900	79,000
Cvent Holding Corp.(x)*	23,000	120,750
Digital Turbine, Inc.*	37,600	541,816
Domo, Inc., Class B*	12,800	230,272
Duck Creek Technologies, Inc.*	28,100	332,985
Dynatrace, Inc.*	351,704	12,242,816
E2open Parent Holdings, Inc.(x)*	62,700	380,589
Ebix, Inc.(x)	9,900	187,803
Enfusion, Inc., Class A(x)*	10,300	127,102
EngageSmart, Inc.*	12,700	262,763
Envestnet, Inc.*	21,900	972,360
Everbridge, Inc.*	14,400	444,672
EverCommerce, Inc.(x)*	13,400	146,462
Five9, Inc.*	159,240	11,939,815
ForgeRock, Inc., Class A(x)*	7,400	107,522
Freshworks, Inc., Class A(x)*	553,082	7,173,474
HubSpot, Inc.*	20,790	5,615,795
Instructure Holdings, Inc.(x)*	6,500	144,820
Intapp, Inc.*	3,300	61,611
InterDigital, Inc.	11,900	480,998
KnowBe4, Inc., Class A*	26,500	551,465
LivePerson, Inc.*	25,500	240,210
LiveRamp Holdings, Inc.*	24,757	449,587
Manhattan Associates, Inc.*	119,353	15,877,530
Marathon Digital Holdings, Inc.(x)*	38,200	409,122
Matterport, Inc.(x)*	79,700	302,063
MeridianLink, Inc.(x)*	4,300	70,004
MicroStrategy, Inc., Class A(x)*	3,300	700,458
Mitek Systems, Inc.*	16,600	152,056
Model N, Inc.*	15,100	516,873
Momentive Global, Inc.*	59,400	345,114
Monday.com Ltd.(x)*	73,629	8,345,111
N-able, Inc.*	24,800	228,904
Olo, Inc., Class A*	32,700	258,330
ON24, Inc.*	3,000	26,400
OneSpan, Inc.*	8,300	71,463
PagerDuty, Inc.*	32,300	745,161

See Notes to Portfolio of Investments.

313

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Ping Identity Holding Corp.*	22,800	$639,996
Progress Software Corp.(x)	15,950	678,672
PROS Holdings, Inc.*	19,550	482,885
Q2 Holdings, Inc.*	22,500	724,500
Qualys, Inc.*	13,500	1,881,765
Rapid7, Inc.*	23,800	1,021,020
Rimini Street, Inc.*	6,200	28,892
Riot Blockchain, Inc.(x)*	33,800	236,938
Samsara, Inc., Class A(x)*	741,287	8,947,334
Sapiens International Corp. NV	7,400	141,932
SecureWorks Corp., Class A*	2,300	18,515
Smartsheet, Inc., Class A(x)*	310,561	10,670,876
Sprout Social, Inc., Class A*	17,700	1,074,036
SPS Commerce, Inc.*	14,300	1,776,489
Sumo Logic, Inc.*	32,700	245,250
Telos Corp.*	15,400	136,906
Tenable Holdings, Inc.*	40,000	1,392,000
Upland Software, Inc.*	10,400	84,552
UserTesting, Inc.(x)*	10,000	39,200
Varonis Systems, Inc.*	269,717	7,152,895
Verint Systems, Inc.*	23,121	776,403
Workiva, Inc.*	17,700	1,377,060
Xperi Holding Corp.	39,331	556,140
Yext, Inc.*	56,900	253,774
Zeta Global Holdings Corp., Class A(x)*	26,500	175,165
Zuora, Inc., Class A*	42,700	315,126

		124,399,633

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.(x)*	56,000	446,880
Avid Technology, Inc.*	13,500	314,010
Corsair Gaming, Inc.(x)*	14,500	164,575
Diebold Nixdorf, Inc.*	14,000	34,160
Eastman Kodak Co.(x)*	11,100	50,949
IonQ, Inc.(x)*	49,500	250,965
Super Micro Computer, Inc.*	16,800	925,176
Xerox Holdings Corp.	41,600	544,128

		2,730,843

Total Information Technology		305,646,745

Materials (2.7%)
Chemicals (1.8%)
AdvanSix, Inc.	8,300	266,430
American Vanguard Corp.	1,900	35,530
Amyris, Inc.(x)*	67,000	195,640
Aspen Aerogels, Inc.*	8,600	79,292
Avient Corp.	36,084	1,093,345
Balchem Corp.	12,083	1,469,051
Cabot Corp.	22,500	1,437,525
Chase Corp.	2,300	192,211
Danimer Scientific, Inc.(x)*	27,500	81,125
Diversey Holdings Ltd.*	32,500	157,950
Ecovyst, Inc.*	13,200	111,408
FMC Corp.	114,570	12,110,049
Hawkins, Inc.	7,200	280,728
HB Fuller Co.	21,800	1,310,180
Ingevity Corp.*	14,891	902,841
Innospec, Inc.	9,192	787,479
Kronos Worldwide, Inc.	10,000	93,400
Livent Corp.*	69,100	2,117,915
LSB Industries, Inc.*	11,400	162,450
Mativ Holdings, Inc.	25,098	554,164
Minerals Technologies, Inc.	16,000	790,560
Origin Materials, Inc.(x)*	9,500	49,020
Orion Engineered Carbons SA	27,600	368,460
Perimeter Solutions SA(x)*	44,400	355,644
PureCycle Technologies, Inc.(x)*	38,700	312,309
Quaker Chemical Corp.	5,500	794,090
Sensient Technologies Corp.	17,700	1,227,318
Stepan Co.	8,200	768,094
Trinseo plc	16,300	298,616
Tronox Holdings plc	41,000	502,250
Valhi, Inc.(x)	1,500	37,740

		28,942,814

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	52,546	1,259,002

Containers & Packaging (0.1%)
Greif, Inc., Class A	11,500	685,055
Greif, Inc., Class B	1,500	91,200
Myers Industries, Inc.	7,800	128,466
O-I Glass, Inc.*	56,700	734,265
Pactiv Evergreen, Inc.	8,700	75,951
Ranpak Holdings Corp.*	13,900	47,538
TriMas Corp.	21,100	528,977

		2,291,452

Metals & Mining (0.7%)
Alpha Metallurgical Resources, Inc.	6,500	889,460
Arconic Corp.*	38,500	656,040
ATI, Inc.*	45,200	1,202,772
Carpenter Technology Corp.	21,800	678,852
Century Aluminum Co.*	19,800	104,544
Coeur Mining, Inc.*	122,870	420,215
Commercial Metals Co.	45,005	1,596,778
Compass Minerals International, Inc.	12,817	493,839
Constellium SE*	49,200	498,888
Hecla Mining Co.	219,421	864,519
Kaiser Aluminum Corp.	8,100	496,935
Materion Corp.	7,700	616,000
Novagold Resources, Inc.*	125,900	590,471
Piedmont Lithium, Inc.(x)*	6,300	336,987
Ryerson Holding Corp.	3,000	77,220
Schnitzer Steel Industries, Inc., Class A	12,200	347,212
TimkenSteel Corp.*	17,200	257,828
Warrior Met Coal, Inc.	19,700	560,268
Worthington Industries, Inc.	11,699	446,200

		11,135,028

Paper & Forest Products (0.0%)†
Glatfelter Corp.(x)	1,200	3,732
Resolute Forest Products, Inc.(x)*	13,100	262,000
Sylvamo Corp.	12,900	437,310

		703,042

Total Materials		44,331,338

Real Estate (3.5%)
Equity Real Estate Investment Trusts (REITs) (3.2%)
Acadia Realty Trust (REIT)	38,586	486,955
Agree Realty Corp. (REIT)	26,500	1,790,870
Alexander & Baldwin, Inc. (REIT)	27,154	450,213
Alexander’s, Inc. (REIT)	400	83,584
American Assets Trust, Inc. (REIT)	19,996	514,297
Apartment Investment and Management Co. (REIT), Class A	59,600	435,080
Apple Hospitality REIT, Inc. (REIT)	84,100	1,182,446
Armada Hoffler Properties, Inc. (REIT)	23,300	241,854
Bluerock Residential Growth REIT, Inc. (REIT)	10,400	278,200
Brandywine Realty Trust (REIT)	68,000	459,000
Broadstone Net Lease, Inc. (REIT)	57,000	885,210
CareTrust REIT, Inc. (REIT)	44,300	802,273
CBL & Associates Properties, Inc. (REIT)(x)	9,700	248,417
Centerspace (REIT)	5,632	379,146
City Office REIT, Inc. (REIT)	3,200	31,904

See Notes to Portfolio of Investments.

314

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Community Healthcare Trust, Inc. (REIT)	8,200	$268,550
Corporate Office Properties Trust (REIT)	45,200	1,049,996
DiamondRock Hospitality Co. (REIT)	94,508	709,755
Diversified Healthcare Trust (REIT)	47,900	47,426
Easterly Government Properties, Inc. (REIT)	36,600	577,182
Empire State Realty Trust, Inc. (REIT), Class A	57,300	375,888
Equity Commonwealth (REIT)	47,000	1,144,920
Essential Properties Realty Trust, Inc. (REIT)	46,900	912,205
Farmland Partners, Inc. (REIT)	16,400	207,788
Four Corners Property Trust, Inc. (REIT)	31,500	761,985
Getty Realty Corp. (REIT)	13,664	367,425
Gladstone Commercial Corp. (REIT)	11,300	175,150
Gladstone Land Corp. (REIT)	12,100	219,010
Global Medical REIT, Inc. (REIT)	22,500	191,700
Global Net Lease, Inc. (REIT)	39,200	417,480
Independence Realty Trust, Inc. (REIT)	84,588	1,415,157
Indus Realty Trust, Inc. (REIT)	400	20,948
Industrial Logistics Properties Trust (REIT)	32,606	179,333
Innovative Industrial Properties, Inc. (REIT)	10,200	902,700
InvenTrust Properties Corp. (REIT)	24,700	526,851
iStar, Inc. (REIT)	32,000	296,320
Kite Realty Group Trust (REIT)	81,340	1,400,675
LTC Properties, Inc. (REIT)	14,589	546,358
LXP Industrial Trust (REIT)	113,945	1,043,736
Macerich Co. (The) (REIT)	82,700	656,638
National Health Investors, Inc. (REIT)	20,200	1,141,906
Necessity Retail REIT, Inc. (The) (REIT)	49,600	291,648
NETSTREIT Corp. (REIT)	13,200	235,092
NexPoint Residential Trust, Inc. (REIT)	8,700	402,027
Office Properties Income Trust (REIT)	26,912	378,114
One Liberty Properties, Inc. (REIT)(x)	800	16,816
Orion Office REIT, Inc. (REIT)	5,800	50,750
Outfront Media, Inc. (REIT)	58,300	885,577
Paramount Group, Inc. (REIT)	74,800	466,004
Pebblebrook Hotel Trust (REIT)	52,028	754,926
Phillips Edison & Co., Inc. (REIT)	43,678	1,225,168
Physicians Realty Trust (REIT)	89,500	1,346,080
Piedmont Office Realty Trust, Inc. (REIT), Class A	42,500	448,800
Plymouth Industrial REIT, Inc. (REIT)	12,000	201,720
PotlatchDeltic Corp. (REIT)	30,673	1,258,820
Retail Opportunity Investments Corp. (REIT)	51,500	708,640
RLJ Lodging Trust (REIT)	58,587	592,901
RPT Realty (REIT)	35,260	266,566
Ryman Hospitality Properties, Inc. (REIT)	19,916	1,465,618
Sabra Health Care REIT, Inc. (REIT)	84,943	1,114,452
Safehold, Inc. (REIT)(x)	216,769	5,735,708
Saul Centers, Inc. (REIT)	1,000	37,500
Service Properties Trust (REIT)	81,700	424,023
SITE Centers Corp. (REIT)	76,300	817,173
STAG Industrial, Inc. (REIT)	68,000	1,933,240
Summit Hotel Properties, Inc. (REIT)	34,200	229,824
Sunstone Hotel Investors, Inc. (REIT)	81,314	765,978
Tanger Factory Outlet Centers, Inc. (REIT)	43,700	597,816
Terreno Realty Corp. (REIT)	28,200	1,494,318
UMH Properties, Inc. (REIT)	16,100	260,015
Uniti Group, Inc. (REIT)	85,300	592,835
Universal Health Realty Income Trust (REIT)	2,550	110,186
Urban Edge Properties (REIT)	48,300	644,322
Veris Residential, Inc. (REIT)*	46,100	524,157
Washington REIT (REIT)	32,300	567,188
Whitestone REIT (REIT)	4,500	38,070
Xenia Hotels & Resorts, Inc. (REIT)	42,701	588,847

		51,297,450

Real Estate Management & Development (0.3%)
Anywhere Real Estate, Inc.*	52,800	428,208
Compass, Inc., Class A(x)*	94,900	220,168
Cushman & Wakefield plc*	53,500	612,575
DigitalBridge Group, Inc.	54,725	684,610
Douglas Elliman, Inc.	16,097	65,998
eXp World Holdings, Inc.(x)	22,000	246,620
Forestar Group, Inc.*	2,600	29,094
FRP Holdings, Inc.*	200	10,872
Kennedy-Wilson Holdings, Inc.	44,526	688,372
Marcus & Millichap, Inc.	10,000	327,800
Newmark Group, Inc., Class A	72,640	585,478
Offerpad Solutions, Inc.(x)*	29,900	36,179
Redfin Corp.(x)*	42,573	248,626
RMR Group, Inc. (The), Class A	1,400	33,166
St Joe Co. (The)	16,000	512,480

		4,730,246

Total Real Estate		56,027,696

Utilities (1.7%)
Electric Utilities (0.4%)
ALLETE, Inc.	22,200	1,111,110
MGE Energy, Inc.	12,900	846,627
Otter Tail Corp.	18,200	1,119,664
PNM Resources, Inc.(x)	29,900	1,367,327
Portland General Electric Co.	31,900	1,386,374

		5,831,102

Gas Utilities (0.6%)
Brookfield Infrastructure Corp.,
Class A(x)	35,734	1,454,374
Chesapeake Utilities Corp.	5,740	662,338
New Jersey Resources Corp.	34,900	1,350,630
Northwest Natural Holding Co.	12,600	546,588
ONE Gas, Inc.	21,500	1,513,385
South Jersey Industries, Inc.	44,700	1,493,874
Southwest Gas Holdings, Inc.	24,000	1,674,000
Spire, Inc.	20,300	1,265,299

		9,960,488

Independent Power and Renewable Electricity Producers (0.3%)
Altus Power, Inc.(x)*	5,000	55,050
Clearway Energy, Inc., Class A	12,700	369,570
Clearway Energy, Inc., Class C	36,192	1,152,715
Montauk Renewables, Inc.*	23,400	408,096
Ormat Technologies, Inc.(x)	19,200	1,655,040
Sunnova Energy International, Inc.(x)*	34,500	761,760

		4,402,231

Multi-Utilities (0.2%)
Avista Corp.	27,300	1,011,465
Black Hills Corp.	24,800	1,679,704
NorthWestern Corp.	19,591	965,445

See Notes to Portfolio of Investments.

315

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Unitil Corp.	5,800	$269,410

		3,926,024

Water Utilities (0.2%)
American States Water Co.	13,500	1,052,325
California Water Service Group	20,300	1,069,607
Middlesex Water Co.	6,000	463,200
SJW Group	11,900	685,440

		3,270,572

Total Utilities		27,390,417

Total Common Stocks (99.0%) (Cost $1,493,683,305)		1,604,076,986

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR(r)*	65,300	22,529
Aduro Biotech, Inc., CVR(r)(x)*	10,640	—

		22,529

Pharmaceuticals (0.0%)†
Dova Pharmaceuticals, Inc., CVR(r)(x)*	16,700	6,763
Zogenix, Inc., CVR(r)*	27,700	14,127

		20,890

Total Rights (0.0%)† (Cost $49,543)		43,419

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.5%)
Banco Santander S.A., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $10,002,475, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/4/22-11/15/28; total market value $10,202,525.(xx)	$10,000,000	10,000,000
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $20,372,559, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $20,774,868.(xx)	20,367,518	20,367,518
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $15,003,813, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $15,307,419.(xx)	15,000,000	15,000,000
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $16,410,204, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $17,975,221.(xx)	16,400,000	16,400,000
Societe Generale SA, 2.96%, dated 9/30/22, due 10/7/22, repurchase price $5,002,878, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 7/31/23-5/31/29; total market value $5,100,002.(xx)	5,000,000	5,000,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $3,400,870, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $3,777,618.(xx)	3,400,000	3,400,000
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $13,003,413, collateralized by various Common Stocks; total market value $14,303,761.(xx)	13,000,000	13,000,000

Total Repurchase Agreements		88,167,518

Total Short-Term Investments (5.8%) (Cost $93,167,518)		93,167,518

Total Investments in Securities (104.8%) (Cost $1,586,900,366)		1,697,287,923
Other Assets Less Liabilities (-4.8%)		(77,198,977)

Net Assets (100%)		$1,620,088,946

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $509,076 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $98,657,341. This was collateralized by $9,592,417 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/6/22 - 5/15/52 and by cash of $93,167,518 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

316

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	39	12/2022	USD	3,256,110	(428,852)

					(428,852)

See Notes to Portfolio of Investments.

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EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,561,240	$—	$—	$21,561,240
Consumer Discretionary	185,521,308	—	—	185,521,308
Consumer Staples	40,420,478	—	—	40,420,478
Energy	100,221,280	—	—	100,221,280
Financials	216,718,219	—	—	216,718,219
Health Care	311,051,694	—	33,924	311,085,618
Industrials	295,152,647	—	—	295,152,647
Information Technology	305,646,745	—	—	305,646,745
Materials	44,331,338	—	—	44,331,338
Real Estate	56,027,696	—	—	56,027,696
Utilities	27,390,417	—	—	27,390,417
Rights
Health Care	—	—	43,419	43,419
Short-Term Investments
Investment Company	5,000,000	—	—	5,000,000
Repurchase Agreements	—	88,167,518	—	88,167,518

Total Assets	$1,609,043,062	$88,167,518	$77,343	$1,697,287,923

Liabilities:
Futures	$(428,852)	$—	$—	$(428,852)

Total Liabilities	$(428,852)	$—	$—	$(428,852)

Total	$1,608,614,210	$88,167,518	$77,343	$1,696,859,071

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$398,255,027
Aggregate gross unrealized depreciation	(296,542,719)

Net unrealized appreciation	$101,712,308

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,595,146,763

See Notes to Portfolio of Investments.

318

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PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.0%)
Auto Components (1.1%)
Aptiv plc*	1,144	$89,472

Household Durables (1.4%)
TopBuild Corp.*	680	112,050

Specialty Retail (1.9%)
Home Depot, Inc. (The)	543	149,836

Textiles, Apparel & Luxury Goods (1.6%)
NIKE, Inc., Class B	1,583	131,579

Total Consumer Discretionary		482,937

Financials (8.8%)
Banks (1.6%)
SVB Financial Group*	369	123,903

Capital Markets (4.6%)
Intercontinental Exchange, Inc.	1,827	165,070
MSCI, Inc.	480	202,459

		367,529

Insurance (2.6%)
Aflac, Inc.	3,747	210,581

Total Financials		702,013

Health Care (20.1%)
Health Care Equipment & Supplies (7.1%)
Alcon, Inc.	2,418	140,679
Becton Dickinson and Co.	849	189,183
Koninklijke Philips NV (NYRS)	4,111	63,268
STERIS plc	1,048	174,262

		567,392

Health Care Providers & Services (3.7%)
Laboratory Corp. of America Holdings	623	127,597
UnitedHealth Group, Inc.	333	168,178

		295,775

Life Sciences Tools & Services (9.3%)
Bio-Rad Laboratories, Inc., Class A*	353	147,250
Bruker Corp.	2,368	125,646
Danaher Corp.	996	257,257
ICON plc*	406	74,615
West Pharmaceutical Services, Inc.	565	139,035

		743,803

Total Health Care		1,606,970

Industrials (17.0%)
Aerospace & Defense (1.6%)
Hexcel Corp.	2,461	127,283

Building Products (3.5%)
Owens Corning	2,228	175,143
Trex Co., Inc.*	2,305	101,282

		276,425

Commercial Services & Supplies (5.1%)
Tetra Tech, Inc.	1,214	156,035
Waste Management, Inc.	1,566	250,889

		406,924

Electrical Equipment (2.8%)
Rockwell Automation, Inc.	667	143,478
Vestas Wind Systems A/S (ADR)	13,510	82,276

		225,754

Machinery (4.0%)
Deere & Co.	635	212,020
Xylem, Inc.	1,256	109,724

		321,744

Total Industrials		1,358,130

Information Technology (33.2%)
Communications Equipment (4.4%)
Ciena Corp.*	4,273	172,758
Lumentum Holdings, Inc.*	2,648	181,573

		354,331

Electronic Equipment, Instruments & Components (7.6%)
Flex Ltd.*	14,046	234,006
Keysight Technologies, Inc.*	1,188	186,944
TE Connectivity Ltd.	1,701	187,722

		608,672

IT Services (5.5%)
Accenture plc, Class A	546	140,486
Maximus, Inc.	1,758	101,736
Visa, Inc., Class A	1,102	195,770

		437,992

Semiconductors & Semiconductor Equipment (5.7%)
Monolithic Power Systems, Inc.	353	128,280
NVIDIA Corp.	684	83,031
NXP Semiconductors NV	1,096	161,671
Wolfspeed, Inc.*	797	82,378

		455,360

Software (6.0%)
Adobe, Inc.*	389	107,053
Intuit, Inc.	364	140,984
Microsoft Corp.	994	231,503

		479,540

Technology Hardware, Storage & Peripherals (4.0%)
Apple, Inc.	1,359	187,814
Dell Technologies, Inc., Class C	3,720	127,112

		314,926

Total Information Technology		2,650,821

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
SBA Communications Corp. (REIT)	540	153,711

Total Real Estate		153,711

Utilities (4.7%)
Electric Utilities (2.9%)
NextEra Energy, Inc.	2,965	232,486

Water Utilities (1.8%)
American Water Works Co., Inc.	1,083	140,963

Total Utilities		373,449

Total Common Stocks (91.7%) (Cost $9,410,849)		7,328,031

See Notes to Portfolio of Investments.

319

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (4.7%)
JPMorgan Prime Money Market Fund, IM Shares	378,367	$378,518

Total Short-Term Investment (4.7%) (Cost $378,464)		378,518

Total Investments in Securities (96.4%) (Cost $9,789,313)		7,706,549
Other Assets Less Liabilities (3.6%)		286,480

Net Assets (100%)		$7,993,029

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

320

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$482,937	$—	$—	$482,937
Financials	702,013	—	—	702,013
Health Care	1,606,970	—	—	1,606,970
Industrials	1,358,130	—	—	1,358,130
Information Technology	2,650,821	—	—	2,650,821
Real Estate	153,711	—	—	153,711
Utilities	373,449	—	—	373,449
Short-Term Investment
Investment Company	378,518	—	—	378,518

Total Assets	$7,706,549	$—	$—	$7,706,549

Total Liabilities	$—	$—	$—	$—

Total	$7,706,549	$—	$—	$7,706,549

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,681
Aggregate gross unrealized depreciation	(2,127,445)

Net unrealized depreciation	$(2,082,764)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,789,313

See Notes to Portfolio of Investments.

321

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PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Entertainment (0.2%)
Electronic Arts, Inc.	9,196	$1,064,069

Media (1.5%)
Fox Corp., Class B	271,392	7,734,672

Total Communication Services		8,798,741

Consumer Discretionary (6.5%)
Auto Components (2.3%)
Aptiv plc*	21,220	1,659,616
BorgWarner, Inc.	247,261	7,763,996
Cie Generale des Etablissements Michelin SCA	119,986	2,673,157

		12,096,769

Hotels, Restaurants & Leisure (0.9%)
Sodexo SA	63,002	4,738,335

Leisure Products (0.1%)
Polaris, Inc.	5,719	547,022

Multiline Retail (1.6%)
Dollar Tree, Inc.*	60,541	8,239,630

Specialty Retail (1.6%)
Advance Auto Parts, Inc.	55,026	8,602,765

Total Consumer Discretionary		34,224,521

Consumer Staples (7.9%)
Food & Staples Retailing (1.8%)
Koninklijke Ahold Delhaize NV	371,693	9,464,771

Food Products (3.6%)
Conagra Brands, Inc.	295,741	9,650,029
J M Smucker Co. (The)	56,668	7,786,750
Orkla ASA	211,647	1,536,750

		18,973,529

Household Products (2.5%)
Henkel AG & Co. KGaA (Preference)(q)	79,398	4,745,804
Kimberly-Clark Corp.	71,636	8,061,915

		12,807,719

Total Consumer Staples		41,246,019

Energy (3.4%)
Energy Equipment & Services (0.7%)
Baker Hughes Co.	169,174	3,545,887

Oil, Gas & Consumable Fuels (2.7%)
Devon Energy Corp.	52,079	3,131,510
Diamondback Energy, Inc.	33,659	4,054,563
EQT Corp.	59,827	2,437,950
Phillips 66	32,366	2,612,584
Pioneer Natural Resources Co.	8,820	1,909,795

		14,146,402

Total Energy		17,692,289

Financials (19.9%)
Banks (5.8%)
First Hawaiian, Inc.	328,772	8,097,654
Prosperity Bancshares, Inc.	103,389	6,893,978
Truist Financial Corp.	195,848	8,527,222
US Bancorp	90,346	3,642,751
Westamerica Bancorp	61,695	3,226,032

		30,387,637

Capital Markets (7.7%)
Ameriprise Financial, Inc.	19,037	4,796,372
Bank of New York Mellon Corp. (The)	343,688	13,238,862
Northern Trust Corp.	160,296	13,714,926
T. Rowe Price Group, Inc.	81,828	8,592,758

		40,342,918

Insurance (6.0%)
Aflac, Inc.	93,632	5,262,118
Allstate Corp. (The)	93,691	11,667,340
Chubb Ltd.	14,259	2,593,427
Hanover Insurance Group, Inc. (The)	34,228	4,385,976
Reinsurance Group of America, Inc.	60,370	7,595,150

		31,504,011

Thrifts & Mortgage Finance (0.4%)
Capitol Federal Financial, Inc.	265,462	2,203,335

Total Financials		104,437,901

Health Care (13.9%)
Health Care Equipment & Supplies (6.3%)
Baxter International, Inc.	56,957	3,067,704
Becton Dickinson and Co.	12,818	2,856,235
Dentsply Sirona, Inc.	118,624	3,362,990
Embecta Corp.	151,956	4,374,813
Hologic, Inc.*	44,976	2,901,852
Zimmer Biomet Holdings, Inc.	157,183	16,433,483

		32,997,077

Health Care Providers & Services (7.6%)
AmerisourceBergen Corp.	60,453	8,181,104
Cardinal Health, Inc.	41,984	2,799,493
HCA Healthcare, Inc.	2,862	526,007
Henry Schein, Inc.*	146,678	9,647,012
Quest Diagnostics, Inc.	88,766	10,890,701
Universal Health Services, Inc., Class B	91,752	8,090,691

		40,135,008

Total Health Care		73,132,085

Industrials (15.5%)
Aerospace & Defense (1.1%)
Huntington Ingalls Industries, Inc.	27,026	5,986,259

Airlines (1.6%)
Southwest Airlines Co.*	267,135	8,238,443

Building Products (0.8%)
Cie de Saint-Gobain	115,785	4,129,337

Commercial Services & Supplies (0.5%)
Republic Services, Inc.	20,174	2,744,471

Construction & Engineering (0.8%)
Vinci SA	51,729	4,155,154

Electrical Equipment (4.5%)
Atkore, Inc.*	30,529	2,375,462
Emerson Electric Co.	154,083	11,281,957
Hubbell, Inc.	5,414	1,207,322
nVent Electric plc	268,600	8,490,446

		23,355,187

Machinery (3.8%)
Cummins, Inc.	24,410	4,967,679
IMI plc	199,986	2,481,169

See Notes to Portfolio of Investments.

322

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EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Oshkosh Corp.	116,539	$8,191,526
PACCAR, Inc.	28,707	2,402,489
Stanley Black & Decker, Inc.	22,992	1,729,228

		19,772,091

Road & Rail (0.6%)
Heartland Express, Inc.	231,945	3,319,133

Trading Companies & Distributors (1.8%)
Beacon Roofing Supply, Inc.*	31,129	1,703,379
MSC Industrial Direct Co., Inc., Class A	108,745	7,917,723

		9,621,102

Total Industrials		81,321,177

Information Technology (5.2%)
Communications Equipment (1.6%)
F5, Inc.*	41,982	6,076,055
Juniper Networks, Inc.	80,208	2,095,033

		8,171,088

Electronic Equipment, Instruments & Components (0.9%)
TE Connectivity Ltd.	45,076	4,974,587

IT Services (1.0%)
Amdocs Ltd.	54,927	4,363,950
Euronet Worldwide, Inc.*	8,911	675,097

		5,039,047

Semiconductors & Semiconductor Equipment (0.4%)
Applied Materials, Inc.	25,440	2,084,299

Software (0.5%)
Open Text Corp.	92,538	2,446,705

Technology Hardware, Storage & Peripherals (0.8%)
HP, Inc.	178,506	4,448,370

Total Information Technology		27,164,096

Materials (5.0%)
Chemicals (1.8%)
Akzo Nobel NV	86,724	4,890,896
Axalta Coating Systems Ltd.*	217,606	4,582,782

		9,473,678

Containers & Packaging (2.7%)
Amcor plc	302,880	3,249,902
Packaging Corp. of America	72,474	8,138,106
Sonoco Products Co.	53,151	3,015,256

		14,403,264

Paper & Forest Products (0.5%)
Mondi plc	159,823	2,468,723

Total Materials		26,345,665

Real Estate (8.5%)
Equity Real Estate Investment Trusts (REITs) (8.5%)
Equinix, Inc. (REIT)	12,054	6,856,797
Essex Property Trust, Inc. (REIT)	25,555	6,190,188
Healthcare Realty Trust, Inc. (REIT)	64,192	1,338,403
Healthpeak Properties, Inc. (REIT)	340,719	7,809,279
Public Storage (REIT)	11,177	3,272,737
Realty Income Corp. (REIT)	117,143	6,817,723
Regency Centers Corp. (REIT)	122,474	6,595,225
VICI Properties, Inc. (REIT)	56,474	1,685,749
Weyerhaeuser Co. (REIT)	51,176	1,461,587
WP Carey, Inc. (REIT)	39,765	2,775,597

Total Real Estate		44,803,285

Utilities (6.9%)
Electric Utilities (3.5%)
Duke Energy Corp.	5,661	526,586
Edison International	151,711	8,583,808
Evergy, Inc.	20,501	1,217,760
Eversource Energy	24,567	1,915,243
Pinnacle West Capital Corp.	94,915	6,122,967

		18,366,364

Gas Utilities (2.0%)
Atmos Energy Corp.	12,495	1,272,616
Spire, Inc.	146,731	9,145,743

		10,418,359

Multi-Utilities (1.4%)
NorthWestern Corp.	151,263	7,454,241

Total Utilities		36,238,964

Total Common Stocks (94.4%) (Cost $534,321,468)		495,404,743

EXCHANGE TRADED FUND (ETF):
Equity (1.8%)
iShares Russell Mid-Cap Value ETF(x)	99,589	9,565,523

Total Exchange Traded Fund (1.8%) (Cost $10,486,648)		9,565,523

MASTER LIMITED PARTNERSHIP:
Energy (1.1%)
Oil, Gas & Consumable Fuels (1.1%)
Enterprise Products Partners LP (Cost $6,144,968)	249,541	5,934,085

SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	7,119,940	7,122,788

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)†
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $217,304, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $221,650.(xx)	$217,250	217,250

Total Short-Term Investments (1.4%) (Cost $7,338,834)		7,340,038

Total Investments in Securities (98.7%) (Cost $558,291,918)		518,244,389
Other Assets Less Liabilities (1.3%)		6,871,552

Net Assets (100%)		$525,115,941

See Notes to Portfolio of Investments.

323

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)	At September 30, 2022, the Portfolio had loaned securities with a total value of $211,310. This was collateralized by cash of $217,250 which was subsequently invested in joint repurchase agreements.

Glossary:

EUR — European Currency Unit

GBP — British Pound

NOK — Norwegian Krone

USD — United States Dollar

See Notes to Portfolio of Investments.

324

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EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation) ($)
EUR	1,020,528	USD	987,539	JPMorgan Chase Bank	12/30/2022	19,986
GBP	120,635	USD	129,025	Bank of America	12/30/2022	5,865
USD	4,361,471	GBP	3,859,794	Bank of America	12/30/2022	45,580
USD	1,508,500	NOK	15,658,437	UBS AG	12/30/2022	67,093

Total unrealized appreciation						138,524

NOK	1,662,221	USD	155,365	UBS AG	12/30/2022	(2,353)
USD	31,112,229	EUR	31,666,552	JPMorgan Chase Bank	12/30/2022	(150,844)

Total unrealized depreciation						(153,197)

Net unrealized depreciation						(14,673)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,798,741	$—	$—	$8,798,741
Consumer Discretionary	26,813,029	7,411,492	—	34,224,521
Consumer Staples	25,498,694	15,747,325	—	41,246,019
Energy	17,692,289	—	—	17,692,289
Financials	104,437,901	—	—	104,437,901
Health Care	73,132,085	—	—	73,132,085
Industrials	70,555,517	10,765,660	—	81,321,177
Information Technology	27,164,096	—	—	27,164,096
Materials	18,986,046	7,359,619	—	26,345,665
Real Estate	44,803,285	—	—	44,803,285
Utilities	36,238,964	—	—	36,238,964
Exchange Traded Fund	9,565,523	—	—	9,565,523
Forward Currency Contracts	—	138,524	—	138,524
Master Limited Partnership
Energy	5,934,085	—	—	5,934,085
Short-Term Investments
Investment Company	7,122,788	—	—	7,122,788
Repurchase Agreement	—	217,250	—	217,250

Total Assets	$476,743,043	$41,639,870	$—	$518,382,913

Liabilities:
Forward Currency Contracts	$—	$(153,197)	$—	$(153,197)

Total Liabilities	$—	$(153,197)	$—	$(153,197)

Total	$476,743,043	$41,486,673	$—	$518,229,716

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,467,261
Aggregate gross unrealized depreciation	(64,056,159)

Net unrealized depreciation	$(40,588,898)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$558,818,614

See Notes to Portfolio of Investments.

325

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EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (52.3%)
iShares Core MSCI EAFE ETF(x)	354,700	$18,682,049
iShares Core S&P 500 ETF	14,900	5,343,885
iShares Core S&P Mid-Cap ETF	8,600	1,885,636
iShares Russell 2000 ETF(x)	12,500	2,061,500
SPDR Portfolio S&P 500 ETF	127,200	5,341,128
Vanguard S&P 500 ETF	16,300	5,351,290

Total Equity		38,665,488

Fixed Income (47.6%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	391,800	29,651,424
Vanguard Intermediate-Term Treasury ETF	94,400	5,504,464

Total Fixed Income		35,155,888

Total Exchange Traded Funds (99.9%) (Cost $83,586,133)		73,821,376

SHORT-TERM INVESTMENTS:
Investment Companies (2.7%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	20,105	20,114

Total Investment Companies		2,020,114

	Principal Amount	Value (Note 1)
Repurchase Agreements (25.7%)
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	$5,000,000	5,000,000
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $12,979,211, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $13,238,796.(xx)	12,975,999	12,975,999
Societe Generale SA, 2.96%, dated 9/30/22, due 10/7/22, repurchase price $1,000,576, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 7/31/23-5/31/29; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		18,975,999

Total Short-Term Investments (28.4%) (Cost $20,996,113)		20,996,113

Total Investments in Securities (128.3%) (Cost $104,582,246)		94,817,489
Other Assets Less Liabilities (-28.3%)		(20,942,598)

Net Assets (100%)		$73,874,891

See Notes to Portfolio of Investments.

326

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EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $20,518,482. This was collateralized by cash of $20,975,999 which was subsequently invested in an investment company and joint repurchase agreements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$73,821,376	$—	$—	$73,821,376
Short-Term Investments
Investment Companies	2,020,114	—	—	2,020,114
Repurchase Agreements	—	18,975,999	—	18,975,999

Total Assets	$75,841,490	$18,975,999	$—	$94,817,489

Total Liabilities	$—	$—	$—	$—

Total	$75,841,490	$18,975,999	$—	$94,817,489

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$393,814
Aggregate gross unrealized depreciation	(10,492,673)

Net unrealized depreciation	$(10,098,859)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$104,916,348

See Notes to Portfolio of Investments.

327

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EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (39.6%)
iShares Core MSCI EAFE ETF(x)	96,798	$5,098,351
iShares Core S&P 500 ETF	18,207	6,529,940
iShares Russell 2000 ETF(x)	8,834	1,456,903
SPDR S&P 500 ETF Trust(x)	3,356	1,198,696
SPDR S&P MidCap 400 ETF Trust(x)	5,402	2,169,767

Total Equity		16,453,657

Fixed Income (45.3%)
iShares iBoxx $ Investment Grade Corporate Bond ETF(x)	91,146	9,337,908
Vanguard Intermediate-Term Corporate Bond ETF	125,023	9,461,741

Total Fixed Income		18,799,649

Total Exchange Traded Funds (84.9%) (Cost $39,981,272)		35,253,306

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (13.9%)
U.S. Treasury Notes
2.250%, 3/31/24	$3,013,000	2,922,492
1.750%, 6/30/24	2,985,000	2,857,905

Total U.S. Treasury Obligations (Cost $5,835,978)		5,780,397

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.8%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	139,352	139,408

Total Investment Companies		1,139,408

	Principal Amount	Value (Note 1)
Repurchase Agreement (11.3%)
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $4,695,925, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $4,789,844. (xx)	$4,694,763	4,694,763

Total Short-Term Investments (14.1%) (Cost $5,834,171)		5,834,171

Total Investments in Securities (112.9%) (Cost $51,651,421)		46,867,874
Other Assets Less Liabilities (-12.9%)		(5,370,262)

Net Assets (100%)		$41,497,612

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $11,547,501. This was collateralized by $6,185,819 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 1/31/24 – 5/15/50 and by cash of $5,694,763 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

328

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EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$35,253,306	$—	$—	$35,253,306
Short-Term Investments
Investment Companies	1,139,408	—	—	1,139,408
Repurchase Agreement	—	4,694,763	—	4,694,763
U.S. Treasury Obligations	—	5,780,397	—	5,780,397

Total Assets	$36,392,714	$10,475,160	$—	$46,867,874

Total Liabilities	$—	$—	$—	$—

Total	$36,392,714	$10,475,160	$—	$46,867,874

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$517,260
Aggregate gross unrealized depreciation	(5,325,656)

Net unrealized depreciation	$(4,808,396)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$51,676,270

See Notes to Portfolio of Investments.

329

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EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.8%)
Entertainment (1.4%)
Netflix, Inc.*	16,833	$3,963,162
Take-Two Interactive Software, Inc.*	25,492	2,778,628

		6,741,790

Interactive Media & Services (5.2%)
Alphabet, Inc., Class C*	134,120	12,895,638
Meta Platforms, Inc., Class A*	66,252	8,989,071
Pinterest, Inc., Class A*	68,732	1,601,456
Snap, Inc., Class A*	106,439	1,045,231

		24,531,396

Media (2.2%)
Charter Communications, Inc., Class A*	20,366	6,178,026
Comcast Corp., Class A	133,122	3,904,468

		10,082,494

Total Communication Services		41,355,680

Consumer Discretionary (11.9%)
Automobiles (0.6%)
General Motors Co.	88,806	2,849,784

Hotels, Restaurants & Leisure (6.4%)
Aramark	213,532	6,662,198
Chipotle Mexican Grill, Inc.*	6,006	9,025,577
Hilton Grand Vacations, Inc.*	130,838	4,303,262
Norwegian Cruise Line Holdings Ltd.(x)*	405,853	4,610,490
Royal Caribbean Cruises Ltd.*	43,076	1,632,580
Yum! Brands, Inc.	37,240	3,960,102

		30,194,209

Household Durables (0.5%)
DR Horton, Inc.	32,025	2,156,884

Internet & Direct Marketing Retail (1.6%)
Amazon.com, Inc.*	64,980	7,342,740

Multiline Retail (1.7%)
Dollar General Corp.	18,624	4,467,152
Dollar Tree, Inc.*	26,758	3,641,764

		8,108,916

Specialty Retail (0.5%)
Burlington Stores, Inc.*	21,992	2,460,685

Textiles, Apparel & Luxury Goods (0.6%)
NIKE, Inc., Class B	30,539	2,538,402

Total Consumer Discretionary		55,651,620

Consumer Staples (4.8%)
Beverages (1.9%)
Constellation Brands, Inc., Class A	20,205	4,640,685
Molson Coors Beverage Co., Class B	91,969	4,413,592

		9,054,277

Food Products (1.0%)
Kraft Heinz Co. (The)	144,487	4,818,641

Personal Products (0.8%)
Estee Lauder Cos., Inc. (The), Class A	16,394	3,539,465

Tobacco (1.1%)
Philip Morris International, Inc.	62,026	5,148,778

Total Consumer Staples		22,561,161

Energy (4.2%)
Oil, Gas & Consumable Fuels (4.2%)
Chevron Corp.	29,205	4,195,882
ConocoPhillips	119,313	12,210,493
Equitrans Midstream Corp.	411,779	3,080,107

Total Energy		19,486,482

Financials (12.3%)
Banks (3.9%)
JPMorgan Chase & Co.	73,920	7,724,640
SVB Financial Group*	13,733	4,611,267
Western Alliance Bancorp	90,028	5,918,441

		18,254,348

Capital Markets (3.7%)
Brookfield Asset Management, Inc., Class A	91,021	3,721,849
MSCI, Inc.	15,900	6,706,461
Nasdaq, Inc.	81,552	4,622,367
Tradeweb Markets, Inc., Class A	41,400	2,335,788

		17,386,465

Insurance (4.7%)
Aon plc, Class A	16,943	4,538,521
Chubb Ltd.	31,378	5,707,031
Marsh & McLennan Cos., Inc.	47,015	7,018,869
Progressive Corp. (The)	41,236	4,792,036

		22,056,457

Total Financials		57,697,270

Health Care (12.0%)
Biotechnology (2.4%)
Regeneron Pharmaceuticals, Inc.*	7,162	4,933,687
Seagen, Inc.*	46,714	6,391,877

		11,325,564

Health Care Equipment & Supplies (1.7%)
Abbott Laboratories	34,237	3,312,772
Edwards Lifesciences Corp.*	53,598	4,428,803

		7,741,575

Health Care Providers & Services (3.9%)
Centene Corp.*	72,015	5,603,487
Elevance Health, Inc.	10,669	4,846,286
UnitedHealth Group, Inc.	15,670	7,913,977

		18,363,750

Life Sciences Tools & Services (2.0%)
Danaher Corp.	23,741	6,132,063
Mettler-Toledo International, Inc.*	3,048	3,304,398

		9,436,461

Pharmaceuticals (2.0%)
Bristol-Myers Squibb Co.	76,661	5,449,830
Pfizer, Inc.	93,930	4,110,377

		9,560,207

Total Health Care		56,427,557

Industrials (10.3%)
Aerospace & Defense (3.2%)
Axon Enterprise, Inc.*	34,246	3,963,974
Raytheon Technologies Corp.	55,956	4,580,558
TransDigm Group, Inc.	12,635	6,631,101

		15,175,633

Airlines (0.6%)
United Airlines Holdings, Inc.*	80,814	2,628,879

Building Products (2.2%)
Armstrong World Industries, Inc.	77,503	6,140,563
Carrier Global Corp.	116,990	4,160,164

		10,300,727

Commercial Services & Supplies (1.0%)
Waste Connections, Inc.	34,291	4,633,743

See Notes to Portfolio of Investments.

330

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EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (1.1%)
Arcosa, Inc.	87,103	$4,980,550

Electrical Equipment (0.9%)
AMETEK, Inc.	36,469	4,135,949

Professional Services (0.5%)
Dun & Bradstreet Holdings, Inc.	189,738	2,350,854

Road & Rail (0.8%)
Saia, Inc.*	21,191	4,026,290

Total Industrials		48,232,625

Information Technology (21.4%)
Electronic Equipment, Instruments & Components (1.1%)
Trimble, Inc.*	100,011	5,427,597

IT Services (4.4%)
Block, Inc., Class A*	36,120	1,986,239
GoDaddy, Inc., Class A*	39,172	2,776,512
Mastercard, Inc., Class A	28,762	8,178,187
Toast, Inc., Class A*	80,947	1,353,434
Visa, Inc., Class A	34,765	6,176,002

		20,470,374

Semiconductors & Semiconductor Equipment (7.8%)
ASML Holding NV
(Registered) (NYRS)	22,118	9,186,711
Broadcom, Inc.	17,140	7,610,331
Enphase Energy, Inc.*	8,765	2,432,025
Lam Research Corp.	12,776	4,676,016
Micron Technology, Inc.	174,567	8,745,807
Wolfspeed, Inc.*	39,848	4,118,689

		36,769,579

Software (6.7%)
Adobe, Inc.*	7,836	2,156,467
Bill.com Holdings, Inc.*	27,080	3,584,580
Ceridian HCM Holding, Inc.*	75,281	4,206,702
DocuSign, Inc.*	34,556	1,847,709
Microsoft Corp.	65,744	15,311,778
ServiceNow, Inc.*	11,228	4,239,805

		31,347,041

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	47,096	6,508,667

Total Information Technology		100,523,258

Materials (4.4%)
Chemicals (2.0%)
Linde plc	22,679	6,114,031
Sherwin-Williams Co. (The)	15,988	3,273,543

		9,387,574

Metals & Mining (2.4%)
ATI, Inc.*	428,262	11,396,052

Total Materials		20,783,626

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Crown Castle, Inc. (REIT)	20,932	3,025,720
Equinix, Inc. (REIT)	6,652	3,783,924

Total Real Estate		6,809,644

Utilities (4.8%)
Electric Utilities (1.8%)
PG&E Corp.*	656,466	8,205,825

Independent Power and Renewable Electricity Producers (1.4%)
AES Corp. (The)	298,933	6,755,886

Multi-Utilities (1.6%)
CenterPoint Energy, Inc.	260,987	7,354,614

Total Utilities		22,316,325

Total Common Stocks (96.3%) (Cost $347,079,620)		451,845,248

SHORT-TERM INVESTMENTS:
Investment Companies (1.6%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	6,230,955	6,233,447

Total Investment Companies		7,233,447

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.2%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,062,265, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $1,083,243. (xx)	$1,062,003	1,062,003

Total Short-Term Investments (1.8%) (Cost $8,294,490)		8,295,450

Total Investments in Securities (98.1%) (Cost $355,374,110)		460,140,698

Other Assets Less Liabilities (1.9%)		8,845,949

Net Assets (100%)		$468,986,647

See Notes to Portfolio of Investments.

331

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EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $1,647,768. This was collateralized by cash of $2,062,003 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

NYRS — New York Registry Shares

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$41,355,680	$—	$—	$41,355,680
Consumer Discretionary	55,651,620	—	—	55,651,620
Consumer Staples	22,561,161	—	—	22,561,161
Energy	19,486,482	—	—	19,486,482
Financials	57,697,270	—	—	57,697,270
Health Care	56,427,557	—	—	56,427,557
Industrials	48,232,625	—	—	48,232,625
Information Technology	100,523,258	—	—	100,523,258
Materials	20,783,626	—	—	20,783,626
Real Estate	6,809,644	—	—	6,809,644
Utilities	22,316,325	—	—	22,316,325
Short-Term Investments
Investment Companies	7,233,447	—	—	7,233,447
Repurchase Agreement	—	1,062,003	—	1,062,003

Total Assets	$459,078,695	$1,062,003	$—	$460,140,698

Total Liabilities	$—	$—	$—	$—

Total	$459,078,695	$1,062,003	$—	$460,140,698

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$152,418,192
Aggregate gross unrealized depreciation	(47,516,579)

Net unrealized appreciation	$104,901,613

Federal income tax cost of investments in securities and derivative instruments, if applicable	$355,239,085

See Notes to Portfolio of Investments.

332

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EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (FORMERLY EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO)

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.5%)
Entertainment (4.3%)
Netflix, Inc.*	29,100	$6,851,304
Sea Ltd. (ADR)*	42,770	2,397,259
Walt Disney Co. (The)*	38,252	3,608,311

		12,856,874

Interactive Media & Services (3.2%)
Meta Platforms, Inc., Class A*	69,003	9,362,327

Total Communication Services		22,219,201

Consumer Discretionary (15.5%)
Auto Components (1.2%)
Aptiv plc*	45,999	3,597,582

Internet & Direct Marketing Retail (9.3%)
Amazon.com, Inc.*	243,520	27,517,760

Specialty Retail (3.3%)
Advance Auto Parts, Inc.	28,990	4,532,296
Tractor Supply Co.	28,120	5,226,946

		9,759,242

Textiles, Apparel & Luxury Goods (1.7%)
NIKE, Inc., Class B	60,600	5,037,072

Total Consumer Discretionary		45,911,656

Consumer Staples (2.7%)
Beverages (2.7%)
Monster Beverage Corp.*	90,360	7,857,706

Total Consumer Staples		7,857,706

Financials (2.7%)
Capital Markets (2.7%)
S&P Global, Inc.	26,032	7,948,871

Total Financials		7,948,871

Health Care (18.5%)
Health Care Equipment & Supplies (7.0%)
Alcon, Inc.	94,230	5,482,301
Dexcom, Inc.*	57,600	4,639,104
Intuitive Surgical, Inc.*	23,200	4,348,608
Stryker Corp.	30,100	6,096,454

		20,566,467

Health Care Providers & Services (7.7%)
CVS Health Corp.	68,500	6,532,845
UnitedHealth Group, Inc.	32,145	16,234,511

		22,767,356

Life Sciences Tools & Services (3.8%)
Thermo Fisher Scientific, Inc.	22,297	11,308,816

Total Health Care		54,642,639

Industrials (10.1%)
Air Freight & Logistics (2.4%)
United Parcel Service, Inc., Class B	43,948	7,099,360

Electrical Equipment (2.3%)
Eaton Corp. plc	50,760	6,769,354

Industrial Conglomerates (1.2%)
Honeywell International, Inc.	20,800	3,472,976

Road & Rail (1.5%)
Uber Technologies, Inc.*	168,780	4,472,670

Trading Companies & Distributors (2.7%)
WW Grainger, Inc.	16,340	7,993,364

Total Industrials		29,807,724

Information Technology (37.0%)
IT Services (7.3%)
PayPal Holdings, Inc.*	73,100	6,291,717
Visa, Inc., Class A	85,461	15,182,147

		21,473,864

Semiconductors & Semiconductor Equipment (4.6%)
ASML Holding NV (Registered) (NYRS)	7,940	3,297,879
Intel Corp.	81,700	2,105,409
NVIDIA Corp.	68,140	8,271,514

		13,674,802

Software (20.2%)
Adobe, Inc.*	13,229	3,640,621
Atlassian Corp. plc, Class A*	25,970	5,469,022
Microsoft Corp.	102,127	23,785,378
Palo Alto Networks, Inc.*	64,050	10,490,750
Salesforce, Inc.*	51,560	7,416,390
Splunk, Inc.*	49,195	3,699,464
Unity Software, Inc.(x)*	35,100	1,118,286
Workday, Inc., Class A*	27,290	4,154,084

		59,773,995

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	104,834	14,488,059

Total Information Technology		109,410,720

Materials (1.0%)
Chemicals (1.0%)
Sherwin-Williams Co. (The)	15,200	3,112,200

Total Materials		3,112,200

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Equinix, Inc. (REIT)	8,600	4,892,024

Total Real Estate		4,892,024

Utilities (1.3%)
Electric Utilities (1.3%)
NextEra Energy, Inc.	48,000	3,763,680

Total Utilities		3,763,680

Total Common Stocks (97.9%) (Cost $215,892,621)		289,566,421

See Notes to Portfolio of Investments.

333

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EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (FORMERLY EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.0%)†
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price , collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22- 5/15/52; total market value $104,560. (xx)	$102,510	$102,510

Total Short-Term Investment (0.0%)† (Cost $102,510)		102,510

Total Investments in Securities (97.9%) (Cost $215,995,131)		289,668,931
Other Assets Less Liabilities (2.1%)		6,337,560

Net Assets (100%)		$296,006,491

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $1,006,457. This was collateralized by $925,267 of various U.S. Government Treasury Securities, ranging from 0.875% — 3.625%, maturing 11/30/26 — 5/15/51 and by cash of $102,510 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$22,219,201	$—	$—	$22,219,201
Consumer Discretionary	45,911,656	—	—	45,911,656
Consumer Staples	7,857,706	—	—	7,857,706
Financials	7,948,871	—	—	7,948,871
Health Care	54,642,639	—	—	54,642,639
Industrials	29,807,724	—	—	29,807,724
Information Technology	109,410,720	—	—	109,410,720
Materials	3,112,200	—	—	3,112,200
Real Estate	4,892,024	—	—	4,892,024
Utilities	3,763,680	—	—	3,763,680
Short-Term Investment
Repurchase Agreement	—	102,510	—	102,510

Total Assets	$289,566,421	$102,510	$—	$289,668,931

Total Liabilities	$—	$—	$—	$—

Total	$289,566,421	$102,510	$—	$289,668,931

See Notes to Portfolio of Investments.

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EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (FORMERLY EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$117,441,110
Aggregate gross unrealized depreciation	(43,822,168)

Net unrealized appreciation	$73,618,942

Federal income tax cost of investments in securities and derivative instruments, if applicable	$216,049,989

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.4%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	58,046	$890,426
Lumen Technologies, Inc.	7,550	54,964
Verizon Communications, Inc.	34,246	1,300,320

		2,245,710

Entertainment (1.3%)
Activision Blizzard, Inc.	5,786	430,131
Electronic Arts, Inc.	2,147	248,429
Endeavor Group Holdings, Inc., Class A*	176,890	3,583,791
Live Nation Entertainment, Inc.*	1,211	92,084
Netflix, Inc.*	3,622	852,764
Take-Two Interactive Software, Inc.*	1,269	138,321
Walt Disney Co. (The)*	14,853	1,401,084
Warner Bros Discovery, Inc.*	17,989	206,874

		6,953,478

Interactive Media & Services (2.3%)
Alphabet, Inc., Class A*	48,720	4,660,068
Alphabet, Inc., Class C*	43,578	4,190,025
Match Group, Inc.*	31,138	1,486,839
Meta Platforms, Inc., Class A*	18,526	2,513,608
Twitter, Inc.*	5,465	239,585

		13,090,125

Media (0.3%)
Charter Communications, Inc., Class A*	901	273,318
Comcast Corp., Class A	35,792	1,049,779
DISH Network Corp., Class A*	1,923	26,595
Fox Corp., Class A	2,508	76,946
Fox Corp., Class B	1,130	32,205
Interpublic Group of Cos., Inc. (The)	3,075	78,720
News Corp., Class A	3,272	49,440
News Corp., Class B	775	11,951
Omnicom Group, Inc.	1,687	106,433
Paramount Global, Class B(x)	4,104	78,140
Tribune Co. Litigation, Class 1C(r)*	24,151	—

		1,783,527

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	4,892	656,360

Total Communication Services		24,729,200

Consumer Discretionary (10.2%)
Auto Components (0.4%)
Aptiv plc*	2,179	170,419
BorgWarner, Inc.	2,044	64,182
Fox Factory Holding Corp.*	23,970	1,895,548

		2,130,149

Automobiles (1.8%)
Ford Motor Co.	31,858	356,810
General Motors Co.	11,771	377,731
Tesla, Inc.*	35,147	9,322,742

		10,057,283

Distributors (0.1%)
Genuine Parts Co.	1,142	170,524
LKQ Corp.	2,108	99,392
Pool Corp.	319	101,509

		371,425

Hotels, Restaurants & Leisure (1.3%)
Booking Holdings, Inc.*	323	530,757
Caesars Entertainment, Inc.*	1,696	54,713
Carnival Corp.*	8,022	56,395
Chipotle Mexican Grill, Inc.*	227	341,126
Darden Restaurants, Inc.	968	122,278
Domino’s Pizza, Inc.	289	89,648
Expedia Group, Inc.*	30,724	2,878,531
Hilton Worldwide Holdings, Inc.	2,190	264,158
Las Vegas Sands Corp.*	2,671	100,216
Marriott International, Inc., Class A	2,210	309,709
McDonald’s Corp.	5,959	1,374,980
MGM Resorts International	2,627	78,074
Norwegian Cruise Line Holdings Ltd.*	3,309	37,590
Royal Caribbean Cruises Ltd.*	1,778	67,386
Starbucks Corp.	9,376	790,022
Wynn Resorts Ltd.*	789	49,731
Yum! Brands, Inc.	2,333	248,091

		7,393,405

Household Durables (0.1%)
DR Horton, Inc.	2,604	175,379
Garmin Ltd.	1,194	95,890
Lennar Corp., Class A	2,010	149,846
Mohawk Industries, Inc.*	430	39,212
Newell Brands, Inc.	3,362	46,698
NVR, Inc.*	27	107,651
PulteGroup, Inc.	2,023	75,863
Whirlpool Corp.	437	58,912

		749,451

Internet & Direct Marketing Retail (3.1%)
Amazon.com, Inc.*	72,035	8,139,955
eBay, Inc.	4,345	159,939
Etsy, Inc.*	12,544	1,256,031
Global-e Online Ltd.*	45,500	1,217,580
Klaviyo, Inc.(r)*	20,574	283,918
MercadoLibre, Inc.*	8,045	6,659,490

		17,716,913

Leisure Products (0.0%)†
Hasbro, Inc.	992	66,881

Multiline Retail (0.2%)
Dollar General Corp.	1,837	440,623
Dollar Tree, Inc.*	1,716	233,547
Target Corp.	3,795	563,140

		1,237,310

Specialty Retail (2.4%)
Advance Auto Parts, Inc.	514	80,359
AutoZone, Inc.*	157	336,283
Bath & Body Works, Inc.	1,816	59,202
Best Buy Co., Inc.	1,607	101,787
Burlington Stores, Inc.*	26,300	2,942,707
CarMax, Inc.*	1,289	85,100
Home Depot, Inc. (The)	8,341	2,301,616
Lowe’s Cos., Inc.	32,634	6,128,991
O’Reilly Automotive, Inc.*	518	364,335
Ross Stores, Inc.	2,853	240,422
TJX Cos., Inc. (The)	9,497	589,954
Tractor Supply Co.	876	162,831
Ulta Beauty, Inc.*	418	167,697

		13,561,284

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	50,380	3,459,091
NIKE, Inc., Class B	10,311	857,050
Ralph Lauren Corp.	333	28,281
Tapestry, Inc.	2,104	59,817
VF Corp.	2,756	82,432

		4,486,671

Total Consumer Discretionary		57,770,772

Consumer Staples (7.7%)
Beverages (3.4%)
Brown-Forman Corp., Class B	1,539	102,451
Coca-Cola Co. (The)	31,606	1,770,568

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A	29,723	$6,826,779
Keurig Dr Pepper, Inc.	6,905	247,337
Molson Coors Beverage Co., Class B	1,619	77,696
Monster Beverage Corp.*	95,746	8,326,072
PepsiCo, Inc.	11,219	1,831,614

		19,182,517

Food & Staples Retailing (2.7%)
Casey’s General Stores, Inc.	22,760	4,609,355
Costco Wholesale Corp.	3,597	1,698,755
Kroger Co. (The)	5,249	229,644
Performance Food Group Co.*	156,390	6,716,951
Sysco Corp.	4,199	296,911
Walgreens Boots Alliance, Inc.	5,785	181,649
Walmart, Inc.	11,585	1,502,575

		15,235,840

Food Products (0.5%)
Archer-Daniels-Midland Co.	4,518	363,473
Campbell Soup Co.	1,540	72,565
Conagra Brands, Inc.	4,043	131,923
General Mills, Inc.	4,870	373,091
Hershey Co. (The)	1,169	257,729
Hormel Foods Corp.	2,386	108,420
J M Smucker Co. (The)	855	117,485
Kellogg Co.	2,004	139,599
Kraft Heinz Co. (The)	6,474	215,908
Lamb Weston Holdings, Inc.	1,141	88,291
McCormick & Co., Inc. (Non- Voting)	1,973	140,616
Mondelez International, Inc., Class A	11,075	607,242
Tyson Foods, Inc., Class A	2,355	155,265

		2,771,607

Household Products (0.6%)
Church & Dwight Co., Inc.	1,984	141,737
Clorox Co. (The)	971	124,667
Colgate-Palmolive Co.	6,805	478,051
Kimberly-Clark Corp.	2,786	313,536
Procter & Gamble Co. (The)	19,436	2,453,795

		3,511,786

Personal Products (0.2%)
Coty, Inc., Class A(x)*	139,700	882,904
Estee Lauder Cos., Inc. (The), Class A	1,877	405,244

		1,288,148

Tobacco (0.3%)
Altria Group, Inc.	14,527	586,600
Philip Morris International, Inc.	12,592	1,045,262

		1,631,862

Total Consumer Staples		43,621,760

Energy (4.3%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	90,923	1,905,746
Halliburton Co.	7,432	182,976
Schlumberger NV	11,505	413,029

		2,501,751

Oil, Gas & Consumable Fuels (3.8%)
APA Corp.	2,705	92,484
Chesapeake Energy Corp.	31,373	2,955,650
Chevron Corp.	14,636	2,102,754
ConocoPhillips	10,347	1,058,912
Coterra Energy, Inc.	6,505	169,911
Devon Energy Corp.	5,322	320,012
Diamondback Energy, Inc.	1,445	174,065
EOG Resources, Inc.	4,783	534,405
EQT Corp.	3,005	122,454
Exxon Mobil Corp.	33,872	2,957,364
Hess Corp.	2,290	249,587
Kinder Morgan, Inc.	16,182	269,268
Marathon Oil Corp.	5,437	122,767
Marathon Petroleum Corp.	4,053	402,584
Occidental Petroleum Corp.	6,057	372,203
ONEOK, Inc.	3,716	190,408
Phillips 66	3,897	314,566
Pioneer Natural Resources Co.	40,050	8,672,026
Valero Energy Corp.	3,202	342,134
Williams Cos., Inc. (The)	10,052	287,789

		21,711,343

Total Energy		24,213,094

Financials (8.5%)
Banks (3.1%)
Bank of America Corp.	56,816	1,715,843
Citigroup, Inc.	15,731	655,511
Citizens Financial Group, Inc.	3,973	136,512
Comerica, Inc.	1,047	74,442
Fifth Third Bancorp	5,521	176,451
First Republic Bank	37,280	4,866,904
Huntington Bancshares, Inc.	11,609	153,007
JPMorgan Chase & Co.	23,863	2,493,683
KeyCorp	7,693	123,242
M&T Bank Corp.	1,400	246,848
PNC Financial Services Group, Inc. (The)‡	3,341	499,212
Regions Financial Corp.	7,667	153,877
Signature Bank	494	74,594
SVB Financial Group*	495	166,211
Truist Financial Corp.	101,138	4,403,548
US Bancorp	11,084	446,907
Wells Fargo & Co.	30,892	1,242,476
Zions Bancorp NA	1,246	63,372

		17,692,640

Capital Markets (3.0%)
Ameriprise Financial, Inc.	865	217,937
Bank of New York Mellon Corp. (The)	5,973	230,080
BlackRock, Inc.‡	1,225	674,093
Cboe Global Markets, Inc.	893	104,811
Charles Schwab Corp. (The)	12,410	891,907
CME Group, Inc.	27,845	4,932,185
Edify Acquisition Corp., Class A*	27,870	275,634
FactSet Research Systems, Inc.	321	128,435
Franklin Resources, Inc.	2,430	52,294
Goldman Sachs Group, Inc. (The)	2,782	815,265
Intercontinental Exchange, Inc.	4,536	409,828
Invesco Ltd.	3,697	50,649
KKR & Co., Inc.	111,190	4,781,170
MarketAxess Holdings, Inc.	292	64,967
Moody’s Corp.	1,277	310,451
Morgan Stanley	10,884	859,945
MSCI, Inc.	666	280,912
Nasdaq, Inc.	2,686	152,242
Northern Trust Corp.	1,646	140,832
Raymond James Financial, Inc.	1,575	155,642
S&P Global, Inc.	2,769	845,514
State Street Corp.	3,062	186,200
T. Rowe Price Group, Inc.	1,851	194,374

		16,755,367

Consumer Finance (0.2%)
American Express Co.	4,861	655,797
Capital One Financial Corp.	3,103	286,004
Discover Financial Services	2,194	199,478
Synchrony Financial	3,808	107,348

		1,248,627

See Notes to Portfolio of Investments.

337

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	14,686	$3,921,456

Insurance (1.5%)
Aflac, Inc.	4,655	261,611
Allstate Corp. (The)	2,203	274,340
American Equity Investment Life Holding Co.	79,840	2,977,234
American International Group, Inc.	6,181	293,474
Aon plc, Class A	1,732	463,951
Arthur J Gallagher & Co.	1,682	287,992
Assurant, Inc.	446	64,790
Brown & Brown, Inc.	1,991	120,416
Chubb Ltd.	3,390	616,573
Cincinnati Financial Corp.	1,294	115,904
Everest Re Group Ltd.	324	85,031
Globe Life, Inc.	725	72,282
Hartford Financial Services Group, Inc. (The)	2,557	158,381
Lincoln National Corp.	1,185	52,033
Loews Corp.	1,714	85,426
Marsh & McLennan Cos., Inc.	4,026	601,041
MetLife, Inc.	5,417	329,245
Principal Financial Group, Inc.	1,946	140,404
Progressive Corp. (The)	4,783	555,832
Prudential Financial, Inc.	3,031	259,999
Travelers Cos., Inc. (The)	1,897	290,620
W R Berkley Corp.	1,628	105,136
Willis Towers Watson plc	903	181,449

		8,393,164

Total Financials		48,011,254

Health Care (11.6%)
Biotechnology (1.7%)
AbbVie, Inc.	14,388	1,931,013
Amgen, Inc.	4,363	983,420
Biogen, Inc.*	1,172	312,924
Caris Life Sciences, Inc.(r)*	69,480	126,747
Gilead Sciences, Inc.	10,252	632,446
Horizon Therapeutics plc*	55,500	3,434,895
Incyte Corp.*	1,473	98,161
Moderna, Inc.*	2,724	322,113
Regeneron Pharmaceuticals, Inc.*	864	595,184
Ultragenyx Pharmaceutical, Inc.*	13,470	557,793
Vertex Pharmaceuticals, Inc.*	2,087	604,270

		9,598,966

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	14,261	1,379,894
ABIOMED, Inc.*	382	93,842
Align Technology, Inc.*	590	122,195
Baxter International, Inc.	4,014	216,194
Becton Dickinson and Co.	2,331	519,417
Boston Scientific Corp.*	11,524	446,325
Cooper Cos., Inc. (The)	395	104,240
Dentsply Sirona, Inc.	1,900	53,865
Dexcom, Inc.*	3,155	254,104
Edwards Lifesciences Corp.*	5,041	416,538
Hologic, Inc.*	2,016	130,072
IDEXX Laboratories, Inc.*	661	215,354
Insulet Corp.*	30,630	7,026,522
Intuitive Surgical, Inc.*	2,889	541,514
Medtronic plc	10,766	869,355
ResMed, Inc.	1,215	265,235
STERIS plc	790	131,361
Stryker Corp.	2,713	549,491
Teleflex, Inc.	364	73,331
Zimmer Biomet Holdings, Inc.	1,668	174,389

		13,583,238

Health Care Providers & Services (2.5%)
AmerisourceBergen Corp.	1,268	171,598
Cardinal Health, Inc.	2,237	149,163
Centene Corp.*	4,614	359,015
Cigna Corp.	2,480	688,126
CVS Health Corp.	10,677	1,018,266
DaVita, Inc.*	456	37,743
Elevance Health, Inc.	1,943	882,588
HCA Healthcare, Inc.	1,750	321,633
Henry Schein, Inc.*	1,095	72,018
Humana, Inc.	1,037	503,142
Laboratory Corp. of America Holdings	713	146,030
McKesson Corp.	1,154	392,210
Molina Healthcare, Inc.*	482	158,983
Progyny, Inc.*	56,900	2,108,714
Quest Diagnostics, Inc.	959	117,660
Surgery Partners, Inc.*	137,120	3,208,608
UnitedHealth Group, Inc.	7,605	3,840,829
Universal Health Services, Inc., Class B	585	51,585

		14,227,911

Health Care Technology (0.2%)
Doximity, Inc., Class A(x)*	36,700	1,109,074

Life Sciences Tools & Services (2.8%)
Agilent Technologies, Inc.	2,425	294,759
Bio-Rad Laboratories, Inc., Class A*	179	74,668
Bio-Techne Corp.	329	93,436
Charles River Laboratories International, Inc.*	23,812	4,686,202
Danaher Corp.	5,321	1,374,361
Illumina, Inc.*	1,304	248,790
IQVIA Holdings, Inc.*	1,503	272,253
Mettler-Toledo International, Inc.*	185	200,562
PerkinElmer, Inc.	10,819	1,301,850
Syneos Health, Inc.*	118,080	5,567,472
Thermo Fisher Scientific, Inc.	3,184	1,614,893
Waters Corp.*	491	132,339
West Pharmaceutical Services, Inc.	595	146,418

		16,008,003

Pharmaceuticals (2.0%)
Bristol-Myers Squibb Co.	17,362	1,234,265
Catalent, Inc.*	1,437	103,981
Eli Lilly and Co.	6,411	2,072,997
Johnson & Johnson	21,369	3,490,840
Merck & Co., Inc.	20,589	1,773,125
Organon & Co.	2,201	51,503
Pfizer, Inc.	45,656	1,997,906
Viatris, Inc.	10,363	88,293
Zoetis, Inc.	3,820	566,468

		11,379,378

Total Health Care		65,906,570

Industrials (10.1%)
Aerospace & Defense (1.5%)
Boeing Co. (The)*	4,560	552,125
General Dynamics Corp.	1,825	387,210
Howmet Aerospace, Inc.	3,017	93,316
Huntington Ingalls Industries, Inc.	336	74,424
L3Harris Technologies, Inc.	23,439	4,871,327
Lockheed Martin Corp.	1,919	741,291
Northrop Grumman Corp.	1,185	557,329
Raytheon Technologies Corp.	11,955	978,636
Textron, Inc.	1,635	95,255

See Notes to Portfolio of Investments.

338

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
TransDigm Group, Inc.	423	$221,999

		8,572,912

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	1,025	98,718
Expeditors International of Washington, Inc.	1,351	119,307
FedEx Corp.	1,969	292,337
GXO Logistics, Inc.*	46,630	1,634,848
United Parcel Service, Inc., Class B	5,950	961,163

		3,106,373

Airlines (0.1%)
Alaska Air Group, Inc.*	957	37,467
American Airlines Group, Inc.(x)*	5,499	66,208
Delta Air Lines, Inc.*	5,079	142,517
Southwest Airlines Co.*	4,718	145,503
United Airlines Holdings, Inc.*	2,729	88,774

		480,469

Building Products (0.6%)
A O Smith Corp.	980	47,609
Allegion plc	775	69,502
Carrier Global Corp.	6,815	242,342
Fortune Brands Home & Security, Inc.	1,057	56,750
Johnson Controls International plc	5,529	272,137
Masco Corp.	1,770	82,641
Trane Technologies plc	1,914	277,166
Trex Co., Inc.*	59,720	2,624,097

		3,672,244

Commercial Services & Supplies (1.2%)
Cintas Corp.	689	267,463
Copart, Inc.*	52,759	5,613,558
Republic Services, Inc.	1,653	224,874
Rollins, Inc.	1,968	68,250
Waste Management, Inc.	3,057	489,762

		6,663,907

Construction & Engineering (1.6%)
Quanta Services, Inc.	1,177	149,938
WillScot Mobile Mini Holdings Corp.*	218,200	8,800,006

		8,949,944

Electrical Equipment (1.4%)
AMETEK, Inc.	1,863	211,283
Eaton Corp. plc	3,275	436,754
Emerson Electric Co.	4,796	351,163
Generac Holdings, Inc.*	497	88,536
nVent Electric plc	77,150	2,438,711
Rockwell Automation, Inc.	934	200,913
Shoals Technologies Group, Inc., Class A*	114,000	2,456,700
Vertiv Holdings Co.	183,690	1,785,467

		7,969,527

Industrial Conglomerates (0.3%)
3M Co.	4,499	497,140
General Electric Co.	8,874	549,389
Honeywell International, Inc.	5,450	909,986

		1,956,515

Machinery (0.7%)
Brain Corp.(r)*	52,300	160,003
Caterpillar, Inc.	4,277	701,770
Cummins, Inc.	1,169	237,903
Deere & Co.	2,264	755,927
Dover Corp.	1,142	133,134
Fortive Corp.	2,852	166,272
IDEX Corp.	637	127,304
Illinois Tool Works, Inc.	2,265	409,172
Ingersoll Rand, Inc.	3,233	139,860
Nordson Corp.	449	95,309
Otis Worldwide Corp.	3,426	218,579
PACCAR, Inc.	2,889	241,780
Parker-Hannifin Corp.	1,037	251,275
Pentair plc	1,420	57,695
Snap-on, Inc.	458	92,218
Stanley Black & Decker, Inc.	1,223	91,982
Westinghouse Air Brake Technologies Corp.	1,499	121,944
Xylem, Inc.	1,436	125,449

		4,127,576

Professional Services (0.2%)
CoStar Group, Inc.*	3,218	224,134
Equifax, Inc.	979	167,830
Jacobs Solutions, Inc.	1,037	112,504
Leidos Holdings, Inc.	1,111	97,179
Nielsen Holdings plc	3,003	83,243
Robert Half International, Inc.	869	66,479
Verisk Analytics, Inc.	1,297	221,177

		972,546

Road & Rail (0.7%)
CSX Corp.	17,354	462,310
JB Hunt Transport Services, Inc.	669	104,645
Lyft, Inc., Class A*	61,000	803,370
Norfolk Southern Corp.	1,902	398,754
Old Dominion Freight Line, Inc.	752	187,075
Union Pacific Corp.	5,050	983,841
XPO Logistics, Inc.*	28,330	1,261,252

		4,201,247

Trading Companies & Distributors (1.2%)
Fastenal Co.	4,641	213,672
H&E Equipment Services, Inc.	61,730	1,749,428
MSC Industrial Direct Co., Inc., Class A	58,890	4,287,781
United Rentals, Inc.*	577	155,859
WW Grainger, Inc.	368	180,022

		6,586,762

Total Industrials		57,260,022

Information Technology (23.1%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	2,003	226,119
Cisco Systems, Inc.	33,652	1,346,080
F5, Inc.*	510	73,812
Juniper Networks, Inc.	2,507	65,483
Motorola Solutions, Inc.	1,364	305,495

		2,016,989

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	4,836	323,818
CDW Corp.	1,096	171,064
Corning, Inc.	6,165	178,908
Keysight Technologies, Inc.*	1,478	232,578
TE Connectivity Ltd.	2,564	282,963
Teledyne Technologies, Inc.*	372	125,539
Trimble, Inc.*	1,992	108,106
Zebra Technologies Corp., Class A*	424	111,092

		1,534,068

IT Services (2.8%)
Accenture plc, Class A	5,161	1,327,925
Akamai Technologies, Inc.*	1,299	104,336
Automatic Data Processing, Inc.	3,356	759,094
Broadridge Financial Solutions, Inc.	964	139,125
Cognizant Technology Solutions Corp., Class A	4,241	243,603
DXC Technology Co.*	1,871	45,802
EPAM Systems, Inc.*	466	168,781
Fidelity National Information Services, Inc.	4,904	370,595

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Fiserv, Inc.*	5,198	$486,377
FleetCor Technologies, Inc.*	621	109,402
Gartner, Inc.*	658	182,062
Global Payments, Inc.	2,219	239,763
International Business Machines Corp.	7,362	874,679
Jack Henry & Associates, Inc.	624	113,737
Mastercard, Inc., Class A	6,918	1,967,064
MongoDB, Inc.*	3,200	635,392
Paychex, Inc.	2,592	290,848
Paymentus Holdings, Inc., Class A(x)*	62,700	609,444
PayPal Holdings, Inc.*	9,406	809,574
Shopify, Inc., Class A*	71,960	1,938,602
Snowflake, Inc., Class A*	11,000	1,869,560
VeriSign, Inc.*	732	127,148
Visa, Inc., Class A	13,289	2,360,791

		15,773,704

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.*	13,111	830,713
Analog Devices, Inc.	4,242	591,080
Applied Materials, Inc.	7,070	579,245
Broadcom, Inc.	3,282	1,457,241
Enphase Energy, Inc.*	1,087	301,610
Intel Corp.	33,402	860,770
KLA Corp.	1,153	348,932
Lam Research Corp.	1,106	404,796
Microchip Technology, Inc.	4,489	273,964
Micron Technology, Inc.	8,888	445,289
Monolithic Power Systems, Inc.	361	131,187
NVIDIA Corp.	39,461	4,790,171
NXP Semiconductors NV	2,152	317,441
ON Semiconductor Corp.*	60,890	3,795,274
Qorvo, Inc.*	865	68,690
QUALCOMM, Inc.	9,127	1,031,168
Skyworks Solutions, Inc.	1,310	111,704
SolarEdge Technologies, Inc.*	452	104,620
Teradyne, Inc.	1,219	91,608
Texas Instruments, Inc.	7,426	1,149,396

		17,684,899

Software (11.6%)
Adobe, Inc.*	10,164	2,797,133
ANSYS, Inc.*	698	154,747
Autodesk, Inc.*	1,776	331,757
Avaya Holdings Corp.(x)*	131	208
Cadence Design Systems, Inc.*	2,238	365,756
Ceridian HCM Holding, Inc.*	1,274	71,191
Clear Secure, Inc., Class A(x)*	20,482	468,218
Confluent, Inc., Class A*	32,870	781,320
Datadog, Inc., Class A*	18,750	1,664,625
DocuSign, Inc.*	45,540	2,435,024
Everbridge, Inc.*	59,800	1,846,624
Fortinet, Inc.*	153,285	7,530,892
Gitlab, Inc., Class A(x)*	54,107	2,771,360
HubSpot, Inc.*	15,000	4,051,800
Intuit, Inc.	2,305	892,773
LivePerson, Inc.*	53,400	503,028
Microsoft Corp.	60,620	14,118,398
New Relic, Inc.*	35,450	2,034,121
NortonLifeLock, Inc.	4,922	99,129
Oracle Corp.	12,346	753,970
Paycom Software, Inc.*	404	133,316
Paycor HCM, Inc.*	54,812	1,620,243
PTC, Inc.*	887	92,780
Roper Technologies, Inc.	873	313,966
Salesforce, Inc.*	8,099	1,164,960
SentinelOne, Inc., Class A*	91,800	2,346,408
ServiceNow, Inc.*	26,181	9,886,207
Sprout Social, Inc., Class A*	37,548	2,278,413
Synopsys, Inc.*	1,239	378,527
Tyler Technologies, Inc.*	328	113,980
Varonis Systems, Inc.*	50,300	1,333,956
Workday, Inc., Class A*	15,540	2,365,499

		65,700,329

Technology Hardware, Storage & Peripherals (5.0%)
Apple, Inc.	199,727	27,602,272
Hewlett Packard Enterprise Co.	10,381	124,364
HP, Inc.	7,396	184,308
NetApp, Inc.	1,787	110,526
Seagate Technology Holdings plc	1,574	83,784
Western Digital Corp.*	2,652	86,323

		28,191,577

Total Information Technology		130,901,566

Materials (1.7%)
Chemicals (0.8%)
Air Products and Chemicals, Inc.	1,822	424,034
Albemarle Corp.	938	248,045
Celanese Corp.	797	72,001
CF Industries Holdings, Inc.	1,641	157,946
Corteva, Inc.	5,870	335,471
Dow, Inc.	5,769	253,432
DuPont de Nemours, Inc.	3,996	201,398
Eastman Chemical Co.	964	68,492
Ecolab, Inc.	2,013	290,717
FMC Corp.	1,017	107,497
International Flavors & Fragrances, Inc.	2,033	184,657
Linde plc	4,048	1,091,300
LyondellBasell Industries NV, Class A	2,070	155,830
Mosaic Co. (The)	2,841	137,306
PPG Industries, Inc.	1,910	211,418
Sherwin-Williams Co. (The)	1,912	391,482

		4,331,026

Construction Materials (0.7%)
Martin Marietta Materials, Inc.	497	160,079
Summit Materials, Inc., Class A*	144,180	3,454,553
Vulcan Materials Co.	1,057	166,699

		3,781,331

Containers & Packaging (0.1%)
Amcor plc	12,688	136,142
Avery Dennison Corp.	654	106,406
Ball Corp.	2,474	119,544
International Paper Co.	2,919	92,532
Packaging Corp. of America	738	82,870
Sealed Air Corp.	1,151	51,231
Westrock Co.	2,077	64,159

		652,884

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	11,646	318,285
Newmont Corp.	6,439	270,631
Nucor Corp.	2,127	227,568

		816,484

Total Materials		9,581,725

Real Estate (4.1%)
Equity Real Estate Investment Trusts (REITs) (3.4%)
Alexandria Real Estate Equities, Inc. (REIT)	1,175	164,723
American Tower Corp. (REIT)	3,797	815,216
AvalonBay Communities, Inc. (REIT)	1,128	207,766
Boston Properties, Inc. (REIT)	1,115	83,592

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Camden Property Trust (REIT)	886	$105,833
Crown Castle, Inc. (REIT)	3,488	504,190
Digital Realty Trust, Inc. (REIT)	2,361	234,164
Duke Realty Corp. (REIT)	3,169	152,746
Equinix, Inc. (REIT)	740	420,942
Equity Residential (REIT)	2,745	184,519
Essex Property Trust, Inc. (REIT)	544	131,773
Extra Space Storage, Inc. (REIT)	1,076	185,836
Federal Realty Investment Trust (REIT)	611	55,063
Healthpeak Properties, Inc. (REIT)	4,485	102,796
Host Hotels & Resorts, Inc. (REIT)	6,030	95,756
Invitation Homes, Inc. (REIT)	4,713	159,158
Iron Mountain, Inc. (REIT)	2,438	107,199
Kimco Realty Corp. (REIT)	4,794	88,258
Lamar Advertising Co. (REIT), Class A	56,170	4,633,463
Mid-America Apartment Communities, Inc. (REIT)	931	144,370
Prologis, Inc. (REIT)	6,042	613,867
Public Storage (REIT)	1,284	375,968
Realty Income Corp. (REIT)	5,019	292,106
Regency Centers Corp. (REIT)	1,304	70,220
SBA Communications Corp. (REIT)	29,128	8,291,285
Simon Property Group, Inc. (REIT)	2,653	238,107
UDR, Inc. (REIT)	2,374	99,020
Ventas, Inc. (REIT)	3,168	127,259
VICI Properties, Inc. (REIT)	7,801	232,860
Vornado Realty Trust (REIT)	1,334	30,896
Welltower, Inc. (REIT)	3,788	243,644
Weyerhaeuser Co. (REIT)	6,018	171,874

		19,364,469

Real Estate Management & Development (0.7%)
CBRE Group, Inc., Class A*	58,071	3,920,373

Total Real Estate		23,284,842

Utilities (1.3%)
Electric Utilities (0.9%)
Alliant Energy Corp.	1,972	104,496
American Electric Power Co., Inc.	4,239	366,462
Constellation Energy Corp.	2,648	220,287
Duke Energy Corp.	6,212	577,840
Edison International	3,038	171,890
Entergy Corp.	1,619	162,920
Evergy, Inc.	1,807	107,336
Eversource Energy	2,762	215,326
Exelon Corp.	8,092	303,126
FirstEnergy Corp.	4,401	162,837
NextEra Energy, Inc.	15,950	1,250,640
NRG Energy, Inc.	1,918	73,402
PG&E Corp.*	13,082	163,525
Pinnacle West Capital Corp.	1,004	64,768
PPL Corp.	6,050	153,367
Southern Co. (The)	8,669	589,492
Xcel Energy, Inc.	4,463	285,632

		4,973,346

Gas Utilities (0.0%)†
Atmos Energy Corp.	1,180	120,183

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	5,341	120,706

Multi-Utilities (0.4%)
Ameren Corp.	2,077	167,302
CenterPoint Energy, Inc.	5,076	143,042
CMS Energy Corp.	2,433	141,698
Consolidated Edison, Inc.	2,931	251,363
Dominion Energy, Inc.	6,766	467,598
DTE Energy Co.	1,564	179,938
NiSource, Inc.	3,329	83,858
Public Service Enterprise Group, Inc.	4,083	229,587
Sempra Energy	2,572	385,646
WEC Energy Group, Inc.	2,615	233,859

		2,283,891

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,509	196,411

Total Utilities		7,694,537

Total Common Stocks (87.0%) (Cost $555,466,134)		492,975,342

CONVERTIBLE PREFERRED STOCK:
Industrials (0.6%)
Professional Services (0.6%)
Clarivate plc
5.250%	84,100	3,586,024

Total Convertible Preferred Stock (0.6%) (Cost $7,710,851)		3,586,024

PREFERRED STOCK:
Information Technology (0.0%)†
Software (0.0%)†
DataRobot, Inc. 0.000%(r)*	22,891	204,074

Total Preferred Stock (0.0%)† (Cost $300,833)		204,074

	Number of Warrants	Value (Note 1)
WARRANTS:
Financials (0.0%)†
Capital Markets (0.0%)†
Edify Acquisition Corp.,expiring 12/31/27*	17,885	1,789

Total Financials		1,789

Materials (0.0%)†
Chemicals (0.0%)†
Ginkgo Bioworks Holdings, Inc., expiring 8/1/26*	32,800	23,616

Total Materials		23,616

Total Warrants (0.0%)† (Cost $—)		25,405

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (11.3%)
JPMorgan Prime Money Market Fund, IM Shares	63,885,309	63,910,863

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,915,377, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $1,953,201. (xx)	$1,914,903	1,914,903

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $400,249, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $438,420. (xx)	$400,000	$400,000

Total Repurchase Agreements		2,314,903

Total Short-Term Investments (11.7%) (Cost $66,223,483)		66,225,766

Total Investments in Securities (99.3%) (Cost $629,701,301)		563,016,611
Other Assets Less Liabilities (0.7%)		3,981,241

Net Assets (100%)		$566,997,852

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $4,148,414. This was collateralized by $2,246,136 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/6/22 – 5/15/52 and by cash of $2,314,903 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

342

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	3,341	732,098	—	(60,627)	473	(172,732)	499,212	14,662	—
Capital Markets
BlackRock, Inc.	1,225	1,124,308	45,751	(59,027)	(2,568)	(434,371)	674,093	17,060	—

Total		1,856,406	45,751	(119,654)	(2,095)	(607,103)	1,173,305	31,722	—

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	64	12/2022	USD	11,524,800	(1,551,329)

					(1,551,329)

See Notes to Portfolio of Investments.

343

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EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$24,729,200	$—	$—	(a)	$24,729,200
Consumer Discretionary	57,486,854	—	283,918		57,770,772
Consumer Staples	43,621,760	—	—		43,621,760
Energy	24,213,094	—	—		24,213,094
Financials	48,011,254	—	—		48,011,254
Health Care	65,779,823	—	126,747		65,906,570
Industrials	57,100,019	—	160,003		57,260,022
Information Technology	130,901,566	—	—		130,901,566
Materials	9,581,725	—	—		9,581,725
Real Estate	23,284,842	—	—		23,284,842
Utilities	7,694,537	—	—		7,694,537
Convertible Preferred Stock
Industrials	3,586,024	—	—		3,586,024
Preferred Stock
Information Technology	—	—	204,074		204,074
Short-Term Investments
Investment Company	63,910,863	—	—		63,910,863
Repurchase Agreements	—	2,314,903	—		2,314,903
Warrants
Financials	1,789	—	—		1,789
Materials	23,616	—	—		23,616

Total Assets	$559,926,966	$2,314,903	$774,742		$563,016,611

Liabilities:
Futures	$(1,551,329)	$—	$—		$(1,551,329)

Total Liabilities	$(1,551,329)	$—	$—		$(1,551,329)

Total	$558,375,637	$2,314,903	$774,742		$561,465,282

(a)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,412,003
Aggregate gross unrealized depreciation	(103,081,753)

Net unrealized depreciation	$(70,669,750)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$632,135,032

See Notes to Portfolio of Investments.

344

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EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.4%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	1,124,878	$17,255,629
Bandwidth, Inc., Class A*	3,300	39,270
Cogent Communications Holdings, Inc.	7,000	365,120
EchoStar Corp., Class A*	2,300	37,881
Frontier Communications Parent, Inc.*	37,900	887,997
Iridium Communications, Inc.*	18,800	834,156
Liberty Latin America Ltd., Class C*	3,934	24,194
Lumen Technologies, Inc.	161,457	1,175,407
Verizon Communications, Inc.	651,294	24,729,633

		45,349,287

Entertainment (1.4%)
Activision Blizzard, Inc.	125,600	9,337,104
AMC Entertainment Holdings, Inc., Class A(x)*	83,300	580,601
Electronic Arts, Inc.	45,200	5,230,092
Liberty Media Corp.-Liberty Formula One, Class A*	3,795	199,313
Liberty Media Corp.-Liberty Formula One, Class C*	31,379	1,835,672
Lions Gate Entertainment Corp., Class B*	3,900	27,105
Live Nation Entertainment, Inc.*	25,200	1,916,208
Madison Square Garden Entertainment Corp.*	400	17,636
Madison Square Garden Sports Corp., Class A*	2,229	304,615
Netflix, Inc.*	69,200	16,292,448
Playtika Holding Corp.*	34,142	320,593
ROBLOX Corp., Class A(x)*	68,100	2,440,704
Roku, Inc.*	18,500	1,043,400
Spotify Technology SA*	21,860	1,886,518
Take-Two Interactive Software, Inc.*	25,011	2,726,219
Walt Disney Co. (The)*	282,339	26,633,038
Warner Bros Discovery, Inc.*	362,546	4,169,279
World Wrestling Entertainment, Inc., Class A	2,800	196,476

		75,157,021

Interactive Media & Services (4.2%)
Alphabet, Inc., Class A*	926,240	88,594,856
Alphabet, Inc., Class C*	845,900	81,333,285
Bumble, Inc., Class A*	15,700	337,393
Cargurus, Inc.*	15,000	212,550
IAC, Inc.*	14,850	822,393
Match Group, Inc.*	44,698	2,134,329
MediaAlpha, Inc., Class A*	3,000	26,250
Meta Platforms, Inc., Class A*	355,287	48,205,340
Pinterest, Inc., Class A*	90,600	2,110,980
Shutterstock, Inc.	3,680	184,626
TripAdvisor, Inc.*	19,700	434,976
Twitter, Inc.*	122,700	5,379,168
Vimeo, Inc.*	10,308	41,232
Yelp, Inc.*	15,200	515,432
Ziff Davis, Inc.*	9,200	630,016
ZoomInfo Technologies, Inc., Class A*	42,500	1,770,550

		232,733,376

Media (0.8%)
Advantage Solutions, Inc.(x)*	4,700	10,011
Altice USA, Inc., Class A*	37,700	219,791
Cable One, Inc.	900	767,745
Cardlytics, Inc.*	200	1,880
Charter Communications, Inc., Class A*	17,879	5,423,595
Comcast Corp., Class A	689,048	20,209,778
DISH Network Corp., Class A*	47,529	657,326
Fox Corp., Class A	57,308	1,758,209
Fox Corp., Class B	23,485	669,323
iHeartMedia, Inc., Class A*	100	733
Integral Ad Science Holding Corp.*	2,200	15,928
Interpublic Group of Cos., Inc. (The)	61,700	1,579,520
John Wiley & Sons, Inc., Class A	5,500	206,580
Liberty Broadband Corp., Class A*	2,900	216,340
Liberty Broadband Corp., Class C*	22,328	1,647,806
Liberty Media Corp.-Liberty SiriusXM, Class A(x)*	5,997	228,306
Liberty Media Corp.-Liberty SiriusXM, Class C*	34,365	1,295,904
Loyalty Ventures, Inc.(x)*	3,320	4,017
Magnite, Inc.*	3,100	20,367
New York Times Co. (The), Class A	31,600	908,500
News Corp., Class A	66,861	1,010,270
News Corp., Class B	13,800	212,796
Nexstar Media Group, Inc., Class A	6,272	1,046,483
Omnicom Group, Inc.	33,700	2,126,133
Paramount Global, Class B(x)	95,316	1,814,817
Sirius XM Holdings, Inc.(x)	149,340	852,731
TechTarget, Inc.*	400	23,680
TEGNA, Inc.	38,500	796,180

		43,724,749

Wireless Telecommunication Services (0.2%)
Shenandoah Telecommunications Co.	2,000	34,040
T-Mobile US, Inc.*	92,803	12,451,379
United States Cellular Corp.*	6,900	179,607

		12,665,026

Total Communication Services		409,629,459

Consumer Discretionary (11.5%)
Auto Components (0.2%)
Adient plc*	15,253	423,271
Aptiv plc*	43,900	3,433,419
BorgWarner, Inc.	46,560	1,461,984
Dana, Inc.	19,100	218,313
Dorman Products, Inc.*	2,600	213,512
Fox Factory Holding Corp.*	6,900	545,652
Gentex Corp.	38,800	924,992
Gentherm, Inc.*	2,600	129,298
Goodyear Tire & Rubber Co. (The)*	39,400	397,546
LCI Industries	3,100	314,526
Lear Corp.	10,600	1,268,714
QuantumScape Corp.(x)*	33,400	280,894
Visteon Corp.*	4,100	434,846

		10,046,967

Automobiles (2.2%)
Ford Motor Co.	606,736	6,795,443
General Motors Co.	228,000	7,316,520
Harley-Davidson, Inc.	20,850	727,248
Lucid Group, Inc.(x)*	82,300	1,149,731
Rivian Automotive, Inc., Class A(x)*	79,984	2,632,273
Tesla, Inc.*	393,327	104,329,987
Thor Industries, Inc.	10,700	748,786

		123,699,988

Distributors (0.1%)
Genuine Parts Co.	21,500	3,210,380
LKQ Corp.	46,300	2,183,045
Pool Corp.	6,400	2,036,544

		7,429,969

See Notes to Portfolio of Investments.

345

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Consumer Services (0.1%)
2U, Inc.*	11,900	$74,375
ADT, Inc.	55,314	414,302
Bright Horizons Family Solutions, Inc.*	12,000	691,800
Chegg, Inc.*	20,100	423,507
Coursera, Inc.*	13,100	141,218
Duolingo, Inc.*	4,800	457,104
Frontdoor, Inc.*	15,900	324,201
Graham Holdings Co., Class B	900	484,182
Grand Canyon Education, Inc.*	4,900	403,025
H&R Block, Inc.	25,450	1,082,643
Mister Car Wash, Inc.(x)*	16,200	138,996
Service Corp. International	23,900	1,379,986
Strategic Education, Inc.	2,600	159,666
Terminix Global Holdings, Inc.*	19,189	734,747

		6,909,752

Hotels, Restaurants & Leisure (2.1%)
Airbnb, Inc., Class A*	58,000	6,092,320
Aramark	46,200	1,441,440
Booking Holdings, Inc.*	6,280	10,319,359
Boyd Gaming Corp.	15,000	714,750
Brinker International, Inc.*	7,600	189,848
Caesars Entertainment, Inc.*	33,000	1,064,580
Carnival Corp.*	141,160	992,355
Chipotle Mexican Grill, Inc.*	4,300	6,461,868
Choice Hotels International, Inc.	7,400	810,448
Churchill Downs, Inc.	6,600	1,215,390
Cracker Barrel Old Country Store, Inc.	3,500	324,030
Darden Restaurants, Inc.	22,450	2,835,884
Domino’s Pizza, Inc.	6,400	1,985,280
DraftKings, Inc., Class A(x)*	50,300	761,542
Expedia Group, Inc.*	23,787	2,228,604
Hilton Grand Vacations, Inc.*	11,340	372,973
Hilton Worldwide Holdings, Inc.	43,387	5,233,340
Hyatt Hotels Corp., Class A*	7,100	574,816
International Game Technology plc	27,600	436,080
Las Vegas Sands Corp.*	57,000	2,138,640
Light & Wonder, Inc.*	15,800	677,504
Marriott International, Inc., Class A	43,605	6,110,805
Marriott Vacations Worldwide Corp.	8,171	995,718
McDonald’s Corp.	114,521	26,424,575
MGM Resorts International	65,100	1,934,772
Norwegian Cruise Line Holdings Ltd.(x)*	55,300	628,208
Papa John’s International, Inc.	5,200	364,052
Penn Entertainment, Inc.*	27,000	742,770
Planet Fitness, Inc., Class A*	18,400	1,060,944
Red Rock Resorts, Inc., Class A	10,100	346,026
Royal Caribbean Cruises Ltd.*	33,350	1,263,965
Shake Shack, Inc., Class A*	5,700	256,386
Six Flags Entertainment Corp.*	2,584	45,737
Starbucks Corp.	182,200	15,352,172
Texas Roadhouse, Inc.	11,500	1,003,490
Travel + Leisure Co.	16,470	561,956
Vail Resorts, Inc.	6,500	1,401,660
Wendy’s Co. (The)	47,800	893,382
Wingstop, Inc.	5,500	689,810
Wyndham Hotels & Resorts, Inc.	14,570	893,869
Wynn Resorts Ltd.*	21,200	1,336,236
Yum! Brands, Inc.	45,840	4,874,626

		114,052,210

Household Durables (0.4%)
DR Horton, Inc.	52,600	3,542,610
Garmin Ltd.	26,100	2,096,091
Helen of Troy Ltd.*	6,000	578,640
Installed Building Products, Inc.	2,700	218,673
KB Home	5,300	137,376
Leggett & Platt, Inc.	22,400	744,128
Lennar Corp., Class A	39,089	2,914,085
LGI Homes, Inc.*	3,900	317,343
M.D.C. Holdings, Inc.	3,312	90,815
Meritage Homes Corp.*	1,700	119,459
Mohawk Industries, Inc.*	11,400	1,039,566
Newell Brands, Inc.	66,190	919,379
NVR, Inc.*	500	1,993,540
PulteGroup, Inc.	36,600	1,372,500
Skyline Champion Corp.*	8,400	444,108
Sonos, Inc.*	13,700	190,430
Taylor Morrison Home Corp., Class A*	14,900	347,468
Tempur Sealy International, Inc.	40,400	975,256
Toll Brothers, Inc.	20,800	873,600
TopBuild Corp.*	7,011	1,155,273
Whirlpool Corp.	11,020	1,485,606

		21,555,946

Internet & Direct Marketing Retail (2.9%)
Amazon.com, Inc.*	1,368,560	154,647,280
DoorDash, Inc., Class A*	38,698	1,913,616
eBay, Inc.	86,670	3,190,323
Etsy, Inc.*	20,900	2,092,717
Overstock.com, Inc.(x)*	7,200	175,320
Qurate Retail, Inc.	57,283	115,139
Wayfair, Inc., Class A(x)*	11,600	377,580

		162,511,975

Leisure Products (0.1%)
Acushnet Holdings Corp.	5,600	243,544
Brunswick Corp.	14,900	975,205
Hasbro, Inc.	22,600	1,523,692
Mattel, Inc.*	54,800	1,037,912
Peloton Interactive, Inc., Class A(x)*	44,903	311,178
Polaris, Inc.	12,300	1,176,495
Topgolf Callaway Brands Corp.*	16,300	313,938
YETI Holdings, Inc.*	12,900	367,908

		5,949,872

Multiline Retail (0.5%)
Dillard’s, Inc., Class A(x)	1,800	490,968
Dollar General Corp.	35,400	8,491,044
Dollar Tree, Inc.*	35,623	4,848,290
Kohl’s Corp.	26,810	674,272
Macy’s, Inc.	50,700	794,469
Nordstrom, Inc.(x)	19,800	331,254
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	521,160
Target Corp.	71,760	10,648,466

		26,799,923

Specialty Retail (2.3%)
Aaron’s Co., Inc. (The)	4,500	43,740
Academy Sports & Outdoors, Inc.	12,400	523,032
Advance Auto Parts, Inc.	11,350	1,774,459
Asbury Automotive Group, Inc.*	3,300	498,630
AutoNation, Inc.*	6,500	662,155
AutoZone, Inc.*	3,090	6,618,564
Bath & Body Works, Inc.	41,190	1,342,794
Bed Bath & Beyond, Inc.(x)*	22,400	136,416
Best Buy Co., Inc.	31,110	1,970,507
Burlington Stores, Inc.*	12,300	1,376,247
Camping World Holdings, Inc., Class A(x)	11,600	293,712
CarMax, Inc.*	26,850	1,772,637
Carvana Co.(x)*	12,800	259,840
Dick’s Sporting Goods, Inc.(x)	13,200	1,381,248
Five Below, Inc.*	10,700	1,473,069

See Notes to Portfolio of Investments.

346

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Floor & Decor Holdings, Inc., Class A*	16,700	$1,173,342
Foot Locker, Inc.	24,200	753,346
GameStop Corp., Class A(x)*	39,200	985,096
Gap, Inc. (The)	32,090	263,459
Home Depot, Inc. (The)	160,140	44,189,032
Leslie’s, Inc.(x)*	19,354	284,697
Lithia Motors, Inc., Class A	4,300	922,565
Lowe’s Cos., Inc.	102,463	19,243,576
Monro, Inc.	5,300	230,338
Murphy USA, Inc.	3,855	1,059,778
National Vision Holdings, Inc.*	6,700	218,755
O’Reilly Automotive, Inc.*	10,450	7,350,007
Penske Automotive Group, Inc.	4,900	482,307
Petco Health & Wellness Co., Inc.(x)*	35,300	393,948
Rent-A-Center, Inc.	9,600	168,096
RH*	2,769	681,368
Ross Stores, Inc.	56,120	4,729,232
Signet Jewelers Ltd.	8,600	491,834
Sleep Number Corp.*	4,600	155,526
TJX Cos., Inc. (The)	180,800	11,231,296
Tractor Supply Co.	19,100	3,550,308
Ulta Beauty, Inc.*	8,300	3,329,877
Urban Outfitters, Inc.(x)*	14,600	286,890
Victoria’s Secret & Co.*	13,730	399,818
Williams-Sonoma, Inc.	13,300	1,567,405

		124,268,946

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	25,200	968,688
Carter’s, Inc.	10,480	686,754
Columbia Sportswear Co.	5,200	349,960
Crocs, Inc.*	9,300	638,538
Deckers Outdoor Corp.*	5,000	1,563,050
Hanesbrands, Inc.	13,700	95,352
Kontoor Brands, Inc.	5,942	199,711
Lululemon Athletica, Inc.*	17,200	4,808,432
NIKE, Inc., Class B	189,820	15,777,838
PVH Corp.	11,881	532,269
Ralph Lauren Corp.	11,370	965,654
Skechers USA, Inc., Class A*	30,600	970,632
Steven Madden Ltd.	7,903	210,773
Tapestry, Inc.	41,827	1,189,142
Under Armour, Inc., Class A*	44,900	298,585
Under Armour, Inc., Class C*	32,418	193,211
VF Corp.	60,000	1,794,600

		31,243,189

Total Consumer Discretionary		634,468,737

Consumer Staples (6.2%)
Beverages (1.6%)
Boston Beer Co., Inc. (The), Class A*	1,600	517,840
Brown-Forman Corp., Class A	12,400	837,744
Brown-Forman Corp., Class B	33,475	2,228,431
Celsius Holdings, Inc.*	8,300	752,644
Coca-Cola Co. (The)	605,040	33,894,341
Coca-Cola Consolidated, Inc.	700	288,211
Constellation Brands, Inc., Class A	24,000	5,512,320
Duckhorn Portfolio, Inc. (The)*	4,000	57,720
Keurig Dr Pepper, Inc.	132,810	4,757,254
Molson Coors Beverage Co., Class B	30,150	1,446,899
Monster Beverage Corp.*	59,800	5,200,208
National Beverage Corp.	5,600	215,824
PepsiCo, Inc.	214,190	34,968,659
Primo Water Corp.	8,800	110,440

		90,788,535

Food & Staples Retailing (1.5%)
Albertsons Cos., Inc., Class A	25,400	631,444
BJ’s Wholesale Club Holdings, Inc.*	20,700	1,507,167
Casey’s General Stores, Inc.	7,100	1,437,892
Costco Wholesale Corp.	68,650	32,421,335
Grocery Outlet Holding Corp.*	13,700	456,073
Kroger Co. (The)	101,520	4,441,500
Performance Food Group Co.*	18,632	800,244
PriceSmart, Inc.	1,200	69,108
Sprouts Farmers Market, Inc.*	16,300	452,325
Sysco Corp.	78,650	5,561,342
United Natural Foods, Inc.*	6,500	223,405
US Foods Holding Corp.*	43,800	1,158,072
Walgreens Boots Alliance, Inc.	114,980	3,610,372
Walmart, Inc.	224,020	29,055,394

		81,825,673

Food Products (1.1%)
Archer-Daniels-Midland Co.	87,660	7,052,247
Beyond Meat, Inc.(x)*	9,000	127,530
Bunge Ltd.	22,080	1,823,146
Cal-Maine Foods, Inc.	4,900	272,391
Campbell Soup Co.	31,300	1,474,856
Conagra Brands, Inc.	77,592	2,531,827
Darling Ingredients, Inc.*	28,800	1,905,120
Flowers Foods, Inc.	28,800	711,072
Freshpet, Inc.*	6,400	320,576
General Mills, Inc.	92,700	7,101,747
Hain Celestial Group, Inc. (The)*	13,600	229,568
Hershey Co. (The)	24,150	5,324,350
Hormel Foods Corp.	44,500	2,022,080
Hostess Brands, Inc.*	13,200	306,768
Ingredion, Inc.	12,200	982,344
J & J Snack Foods Corp.	1,100	142,417
J M Smucker Co. (The)	16,927	2,325,939
Kellogg Co.	39,100	2,723,706
Kraft Heinz Co. (The)	109,336	3,646,356
Lamb Weston Holdings, Inc.	28,150	2,178,247
Lancaster Colony Corp.	2,200	330,616
McCormick & Co., Inc. (Non- Voting)	39,700	2,829,419
Mondelez International, Inc., Class A	214,110	11,739,651
Pilgrim’s Pride Corp.*	6,900	158,838
Post Holdings, Inc.*	9,400	769,954
Simply Good Foods Co. (The)*	8,000	255,920
Tootsie Roll Industries, Inc.	1,400	46,592
TreeHouse Foods, Inc.*	3,700	156,954
Tyson Foods, Inc., Class A	48,700	3,210,791

		62,701,022

Household Products (1.2%)
Church & Dwight Co., Inc.	39,100	2,793,304
Clorox Co. (The)	19,950	2,561,381
Colgate-Palmolive Co.	128,220	9,007,455
Kimberly-Clark Corp.	53,100	5,975,874
Procter & Gamble Co. (The)	370,345	46,756,056
Reynolds Consumer Products, Inc.(x)	10,543	274,223
Spectrum Brands Holdings, Inc.	7,400	288,822
WD-40 Co.	1,000	175,740

		67,832,855

Personal Products (0.2%)
BellRing Brands, Inc.*	11,917	245,609
Coty, Inc., Class A*	74,800	472,736
Estee Lauder Cos., Inc. (The), Class A	36,900	7,966,710
Herbalife Nutrition Ltd.*	14,700	292,383
Inter Parfums, Inc.	1,400	105,644
Medifast, Inc.	1,900	205,884
Nu Skin Enterprises, Inc., Class A	4,100	136,817

See Notes to Portfolio of Investments.

347

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Olaplex Holdings, Inc.*	19,600	$187,180

		9,612,963

Tobacco (0.6%)
Altria Group, Inc.	280,690	11,334,262
Philip Morris International, Inc.	240,130	19,933,192

		31,267,454

Total Consumer Staples		344,028,502

Energy (4.7%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	143,384	3,005,329
Cactus, Inc., Class A	10,400	399,672
ChampionX Corp.	31,995	626,142
Dril-Quip, Inc.*	3,100	60,512
Expro Group Holdings NV*	3,683	46,921
Halliburton Co.	141,130	3,474,621
Helmerich & Payne, Inc.	16,200	598,914
Liberty Energy, Inc., Class A*	37,963	481,371
NexTier Oilfield Solutions, Inc.*	47,324	350,198
NOV, Inc.	85,380	1,381,448
Oceaneering International, Inc.*	14,000	111,440
Oil States International, Inc.*	6,700	26,063
Patterson-UTI Energy, Inc.	33,000	385,440
ProPetro Holding Corp.*	3,000	24,150
RPC, Inc.	16,700	115,731
Schlumberger NV	224,255	8,050,754
US Silica Holdings, Inc.*	7,700	84,315
Valaris Ltd.(x)*	9,900	484,506

		19,707,527

Oil, Gas & Consumable Fuels (4.4%)
Antero Midstream Corp.	54,300	498,474
Antero Resources Corp.*	51,000	1,557,030
APA Corp.	58,080	1,985,755
Arch Resources, Inc.	3,000	355,800
California Resources Corp.	8,300	318,969
Callon Petroleum Co.*	10,300	360,603
Cheniere Energy, Inc.	39,200	6,503,672
Chesapeake Energy Corp.	19,700	1,855,937
Chevron Corp.	304,666	43,771,364
Chord Energy Corp.	7,345	1,004,576
Civitas Resources, Inc.	12,000	688,680
Clean Energy Fuels Corp.*	52,500	280,350
CNX Resources Corp.*	26,300	408,439
Comstock Resources, Inc.*	38,700	669,123
ConocoPhillips	200,512	20,520,398
Continental Resources, Inc.	13,300	888,573
Coterra Energy, Inc.	129,335	3,378,230
Crescent Energy Co., Class A(x)	3,100	41,757
CVR Energy, Inc.	10,000	289,800
Denbury, Inc.*	8,100	698,706
Devon Energy Corp.	101,194	6,084,795
Diamondback Energy, Inc.	27,041	3,257,359
DT Midstream, Inc.	17,200	892,508
Enviva, Inc.	5,500	330,330
EOG Resources, Inc.	93,500	10,446,755
EQT Corp.	57,000	2,322,750
Equitrans Midstream Corp.	42,801	320,152
Excelerate Energy, Inc., Class A	9,300	217,620
Exxon Mobil Corp.#	653,265	57,036,567
Golar LNG Ltd.*	20,000	498,400
Green Plains, Inc.*	600	17,442
Hess Corp.	44,120	4,808,639
HF Sinclair Corp.	23,686	1,275,254
HighPeak Energy, Inc.(x)	4,100	88,806
Kinder Morgan, Inc.	308,071	5,126,301
Kosmos Energy Ltd.*	91,600	473,572
Magnolia Oil & Gas Corp., Class A	28,400	562,604
Marathon Oil Corp.	109,190	2,465,510
Marathon Petroleum Corp.	83,633	8,307,266
Matador Resources Co.	18,200	890,344
Murphy Oil Corp.	24,100	847,597
New Fortress Energy, Inc.(x)	8,293	362,487
Occidental Petroleum Corp.	125,935	7,738,706
ONEOK, Inc.	68,413	3,505,482
Ovintiv, Inc.	45,700	2,102,200
PBF Energy, Inc., Class A*	26,000	914,160
PDC Energy, Inc.	16,979	981,216
Peabody Energy Corp.*	14,200	352,444
Phillips 66	74,888	6,044,959
Pioneer Natural Resources Co.	37,322	8,081,333
Range Resources Corp.	38,900	982,614
SFL Corp. Ltd.	9,800	89,278
SM Energy Co.	19,000	714,590
Southwestern Energy Co.*	159,700	977,364
Targa Resources Corp.	35,900	2,166,206
Tellurian, Inc.(x)*	20,700	49,473
Texas Pacific Land Corp.	1,000	1,777,230
Valero Energy Corp.	65,030	6,948,456
Williams Cos., Inc. (The)	192,379	5,507,811
World Fuel Services Corp.	10,700	250,808

		241,893,624

Total Energy		261,601,151

Financials (11.6%)
Banks (3.9%)
Ameris Bancorp	6,000	268,260
Associated Banc-Corp.	8,206	164,776
Atlantic Union Bankshares Corp.	7,400	224,812
BancFirst Corp.	400	35,788
Bank of America Corp.	1,088,246	32,865,029
Bank of Hawaii Corp.	7,400	563,288
Bank of NT Butterfield & Son Ltd. (The)	3,700	120,102
Bank OZK	17,300	684,388
BankUnited, Inc.	15,200	519,384
Banner Corp.	1,500	88,620
Berkshire Hills Bancorp, Inc.	2,400	65,520
BOK Financial Corp.	2,050	182,163
Brookline Bancorp, Inc.	15,400	179,410
Cadence Bank	29,750	755,948
Cathay General Bancorp	14,930	574,208
Citigroup, Inc.	305,484	12,729,518
Citizens Financial Group, Inc.	79,178	2,720,556
City Holding Co.	2,130	188,910
Columbia Banking System, Inc.	4,700	135,783
Comerica, Inc.	23,900	1,699,290
Commerce Bancshares, Inc.	23,757	1,571,763
Community Bank System, Inc.	8,900	534,712
Cullen/Frost Bankers, Inc.	12,200	1,613,084
CVB Financial Corp.	20,700	524,124
Dime Community Bancshares, Inc.	4,197	122,888
East West Bancorp, Inc.	24,200	1,624,788
Eastern Bankshares, Inc.	32,000	628,480
Fifth Third Bancorp	109,145	3,488,274
First Bancorp	38,100	521,208
First Busey Corp.	4,733	104,031
First Citizens BancShares, Inc., Class A	1,972	1,572,532
First Commonwealth Financial Corp.	8,100	104,004
First Financial Bancorp	11,100	233,988
First Financial Bankshares, Inc.	22,500	941,175
First Financial Corp.	7,100	320,849
First Hawaiian, Inc.	21,800	536,934
First Horizon Corp.	92,350	2,114,815

See Notes to Portfolio of Investments.

348

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
First Interstate BancSystem, Inc., Class A	10,696	$431,584
First Merchants Corp.	6,900	266,892
First Republic Bank	30,200	3,942,610
FNB Corp.	46,456	538,890
Fulton Financial Corp.	35,900	567,220
Glacier Bancorp, Inc.	20,100	987,513
Hancock Whitney Corp.	12,024	550,819
Heartland Financial USA, Inc.	1,200	52,032
Hilltop Holdings, Inc.	8,700	216,195
Home BancShares, Inc.	27,800	625,778
HomeStreet, Inc.	2,000	57,620
Hope Bancorp, Inc.	9,683	122,393
Huntington Bancshares, Inc.	238,224	3,139,792
Independent Bank Corp.	7,200	536,616
Independent Bank Group, Inc.	2,800	171,892
International Bancshares Corp.	5,100	216,750
JPMorgan Chase & Co.	451,925	47,226,163
KeyCorp	147,802	2,367,788
Live Oak Bancshares, Inc.	5,300	162,180
M&T Bank Corp.	27,512	4,850,916
NBT Bancorp, Inc.	4,800	182,160
OceanFirst Financial Corp.	3,200	59,648
Old National Bancorp	46,300	762,561
Pacific Premier Bancorp, Inc.	7,300	226,008
PacWest Bancorp	20,196	456,430
Park National Corp.	600	74,688
Pinnacle Financial Partners, Inc.	16,056	1,302,142
PNC Financial Services Group, Inc. (The)	63,918	9,550,628
Popular, Inc.	14,350	1,034,061
Prosperity Bancshares, Inc.	19,912	1,327,732
Regions Financial Corp.	144,700	2,904,129
S&T Bancorp, Inc.	6,200	181,722
Sandy Spring Bancorp, Inc.	1,000	35,260
Seacoast Banking Corp. of Florida	2,400	72,552
ServisFirst Bancshares, Inc.	5,300	424,000
Signature Bank	9,000	1,359,000
Simmons First National Corp., Class A	8,800	191,752
SouthState Corp.	12,098	957,194
SVB Financial Group*	9,475	3,181,515
Synovus Financial Corp.	23,113	866,969
Texas Capital Bancshares, Inc.*	9,000	531,270
Tompkins Financial Corp.	3,539	257,002
Towne Bank	5,479	147,002
Triumph Bancorp, Inc.*	500	27,175
Truist Financial Corp.	210,160	9,150,366
Trustmark Corp.	4,350	133,240
UMB Financial Corp.	7,700	649,033
Umpqua Holdings Corp.	44,690	763,752
United Bankshares, Inc.	20,400	729,300
United Community Banks, Inc.	10,000	331,000
US Bancorp	211,390	8,523,245
Valley National Bancorp	75,029	810,313
Washington Federal, Inc.	7,500	224,850
Webster Financial Corp.	34,188	1,545,298
Wells Fargo & Co.	587,673	23,636,208
WesBanco, Inc.	2,900	96,773
Westamerica Bancorp	2,700	141,183
Western Alliance Bancorp	20,800	1,367,392
Wintrust Financial Corp.	11,500	937,825
Zions Bancorp NA	28,300	1,439,338

		214,946,761

Capital Markets (3.1%)
Affiliated Managers Group, Inc.	8,140	910,459
Ameriprise Financial, Inc.	17,960	4,525,022
Ares Management Corp.	22,481	1,392,698
Artisan Partners Asset Management, Inc., Class A	4,505	121,320
Associated Capital Group, Inc., Class A	6,600	242,616
Bank of New York Mellon Corp. (The)	116,650	4,493,358
BGC Partners, Inc., Class A	15,400	48,356
BlackRock, Inc.	22,963	12,636,080
Blackstone, Inc., Class A	107,800	9,022,860
Blue Owl Capital, Inc.(x)	62,400	575,952
Brightsphere Investment Group, Inc.	7,200	107,352
Carlyle Group, Inc. (The)	32,000	826,880
Cboe Global Markets, Inc.	17,600	2,065,712
Charles Schwab Corp. (The)	238,175	17,117,637
CME Group, Inc.	55,165	9,771,376
Cohen & Steers, Inc.	3,500	219,205
Coinbase Global, Inc., Class A(x)*	24,000	1,547,760
Evercore, Inc., Class A	7,000	575,750
FactSet Research Systems, Inc.	6,200	2,480,682
Federated Hermes, Inc., Class B	16,800	556,416
Focus Financial Partners, Inc., Class A*	4,100	129,191
Franklin Resources, Inc.	54,890	1,181,233
GAMCO Investors, Inc., Class A	6,200	105,710
Goldman Sachs Group, Inc. (The)	52,500	15,385,125
Hamilton Lane, Inc., Class A	4,300	256,323
Houlihan Lokey, Inc.	6,600	497,508
Interactive Brokers Group, Inc., Class A	14,040	897,296
Intercontinental Exchange, Inc.	88,116	7,961,281
Invesco Ltd.	66,200	906,940
Janus Henderson Group plc	28,300	574,773
Jefferies Financial Group, Inc.	35,588	1,049,846
KKR & Co., Inc.	88,091	3,787,913
Lazard Ltd., Class A	25,200	802,116
LPL Financial Holdings, Inc.	12,900	2,818,392
MarketAxess Holdings, Inc.	7,160	1,593,028
Moelis & Co., Class A	5,900	199,479
Moody’s Corp.	25,650	6,235,772
Morgan Stanley	197,687	15,619,250
Morningstar, Inc.	3,200	679,424
MSCI, Inc.	12,134	5,118,000
Nasdaq, Inc.	60,000	3,400,800
Northern Trust Corp.	33,350	2,853,426
Open Lending Corp., Class A*	7,200	57,888
Piper Sandler Cos.	1,800	188,532
PJT Partners, Inc., Class A	800	53,456
Raymond James Financial, Inc.	30,000	2,964,600
Robinhood Markets, Inc., Class A(x)*	86,000	868,600
S&P Global, Inc.	52,634	16,071,792
SEI Investments Co.	16,150	792,158
State Street Corp.	63,550	3,864,475
StepStone Group, Inc., Class A	7,000	171,570
Stifel Financial Corp.	23,008	1,194,345
T. Rowe Price Group, Inc.	36,280	3,809,763
Tradeweb Markets, Inc., Class A	15,000	846,300
Virtu Financial, Inc., Class A	6,600	137,082
Virtus Investment Partners, Inc.	200	31,904
WisdomTree Investments, Inc.	11,200	52,416

		172,395,198

Consumer Finance (0.5%)
Ally Financial, Inc.	53,469	1,488,042
American Express Co.	93,256	12,581,167
Bread Financial Holdings, Inc.	1,400	44,030
Capital One Financial Corp.	61,270	5,647,256

See Notes to Portfolio of Investments.

349

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Credit Acceptance Corp.(x)*	1,900	$832,200
Discover Financial Services	46,870	4,261,421
FirstCash Holdings, Inc.	7,272	533,401
LendingTree, Inc.*	1,400	33,404
Navient Corp.	11,384	167,231
Nelnet, Inc., Class A	4,000	316,760
OneMain Holdings, Inc.	17,900	528,408
PROG Holdings, Inc.*	3,290	49,284
SLM Corp.	66,084	924,515
SoFi Technologies, Inc.(x)*	123,000	600,240
Synchrony Financial	82,352	2,321,503

		30,328,862

Diversified Financial Services (1.4%)
Apollo Global Management, Inc.	71,086	3,305,499
Berkshire Hathaway, Inc., Class B*	277,836	74,187,769
Cannae Holdings, Inc.*	4,760	98,341
Voya Financial, Inc.(x)	22,900	1,385,450

		78,977,059

Insurance (2.5%)
Aflac, Inc.	102,000	5,732,400
Alleghany Corp.*	2,154	1,808,003
Allstate Corp. (The)	44,340	5,521,660
Ambac Financial Group, Inc.*	3,600	45,900
American Equity Investment Life Holding Co.	12,700	473,583
American Financial Group, Inc.	12,030	1,478,848
American International Group, Inc.	130,736	6,207,345
Aon plc, Class A	32,619	8,737,652
Arch Capital Group Ltd.*	62,000	2,823,480
Argo Group International Holdings Ltd.	2,875	55,373
Arthur J Gallagher & Co.	34,600	5,924,212
Assurant, Inc.	9,000	1,307,430
Assured Guaranty Ltd.	10,000	484,500
Axis Capital Holdings Ltd.	17,270	848,821
Brighthouse Financial, Inc.*	16,532	717,819
Brown & Brown, Inc.	39,900	2,413,152
BRP Group, Inc., Class A*	7,300	192,355
Chubb Ltd.	65,351	11,886,040
Cincinnati Financial Corp.	24,720	2,214,170
CNA Financial Corp.	6,900	254,610
CNO Financial Group, Inc.	14,100	253,377
eHealth, Inc.*	4,200	16,422
Employers Holdings, Inc.	1,800	62,082
Enstar Group Ltd.*	900	152,631
Erie Indemnity Co., Class A	5,900	1,311,629
Everest Re Group Ltd.	6,100	1,600,884
Fidelity National Financial, Inc.	43,180	1,563,116
First American Financial Corp.	17,600	811,360
Genworth Financial, Inc., Class A*	9,300	32,550
Globe Life, Inc.	15,905	1,585,729
Goosehead Insurance, Inc., Class A(x)*	700	24,948
Hanover Insurance Group, Inc. (The)	6,190	793,187
Hartford Financial Services Group, Inc. (The)	54,110	3,351,573
Horace Mann Educators Corp.	1,300	45,877
James River Group Holdings Ltd.	1,700	38,777
Kemper Corp.	9,282	382,975
Kinsale Capital Group, Inc.	3,800	970,596
Lincoln National Corp.	30,350	1,332,669
Loews Corp.	33,092	1,649,305
Markel Corp.*	2,160	2,341,915
Marsh & McLennan Cos., Inc.	79,950	11,935,736
MBIA, Inc.*	7,600	69,920
Mercury General Corp.	600	17,052
MetLife, Inc.	105,560	6,415,937
Old Republic International Corp.	47,894	1,002,421
Primerica, Inc.	5,900	728,355
Principal Financial Group, Inc.	44,500	3,210,675
ProAssurance Corp.	3,100	60,481
Progressive Corp. (The)	92,000	10,691,320
Prudential Financial, Inc.	60,231	5,166,615
Reinsurance Group of America, Inc.	12,610	1,586,464
RenaissanceRe Holdings Ltd.	9,760	1,370,206
RLI Corp.	8,880	909,134
Ryan Specialty Holdings, Inc., Class A*	12,600	511,812
Selective Insurance Group, Inc.	13,700	1,115,180
Selectquote, Inc.*	16,700	12,191
SiriusPoint Ltd.*	9,100	45,045
Travelers Cos., Inc. (The)	39,370	6,031,484
Trupanion, Inc.(x)*	200	11,886
Unum Group	32,000	1,241,600
W R Berkley Corp.	33,600	2,169,888
White Mountains Insurance Group Ltd.	500	651,510
Willis Towers Watson plc	17,200	3,456,168

		135,860,035

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	103,900	874,838
Annaly Capital Management, Inc. (REIT)(x)	69,288	1,188,986
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,800	73,040
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	21,000	490,140
Chimera Investment Corp. (REIT)(x)	27,440	143,237
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	12,700	380,111
Rithm Capital Corp. (REIT)	66,550	487,146
Starwood Property Trust, Inc. (REIT)	57,200	1,042,184

		4,679,682

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	4,900	167,727
Capitol Federal Financial, Inc.	9,386	77,904
Columbia Financial, Inc.*	5,200	109,876
Enact Holdings, Inc.(x)	5,300	117,501
Essent Group Ltd.	17,600	613,712
Flagstar Bancorp, Inc.	2,400	80,160
Kearny Financial Corp.	16,032	170,260
MGIC Investment Corp.	75,800	971,756
Mr Cooper Group, Inc.*	10,400	421,200
New York Community Bancorp, Inc.(x)	108,550	925,931
PennyMac Financial Services, Inc.	10,833	464,736
Provident Financial Services, Inc.	100	1,950
Radian Group, Inc.	26,500	511,185
Rocket Cos., Inc., Class A(x)	52,000	328,640
TFS Financial Corp.	16,900	219,700
Walker & Dunlop, Inc.	2,100	175,833
WSFS Financial Corp.	2,590	120,331

		5,478,402

Total Financials		642,665,999

Health Care (14.8%)
Biotechnology (2.6%)
AbbVie, Inc.	273,830	36,750,724
ACADIA Pharmaceuticals, Inc.*	20,900	341,924
Agios Pharmaceuticals, Inc.*	8,400	237,552
Alector, Inc.*	1,800	17,028
Alkermes plc*	25,200	562,716
Allogene Therapeutics, Inc.(x)*	24,600	265,680

See Notes to Portfolio of Investments.

350

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Allovir, Inc.(x)*	1,600	$12,624
Alnylam Pharmaceuticals, Inc.*	20,100	4,023,216
ALX Oncology Holdings, Inc.*	2,700	25,839
Amgen, Inc.	82,768	18,655,907
Amicus Therapeutics, Inc.*	26,600	277,704
AnaptysBio, Inc.(x)*	6,600	168,366
Anavex Life Sciences Corp.(x)*	23,900	246,648
Apellis Pharmaceuticals, Inc.*	14,000	956,200
Arcturus Therapeutics Holdings, Inc.*	400	5,928
Arcus Biosciences, Inc.*	14,800	387,168
Arrowhead Pharmaceuticals, Inc.*	18,200	601,510
Beam Therapeutics, Inc.(x)*	6,900	328,716
BioCryst Pharmaceuticals, Inc.*	35,300	444,780
Biogen, Inc.*	22,560	6,023,520
Biohaven Pharmaceutical Holding Co. Ltd.*	9,600	1,451,232
BioMarin Pharmaceutical, Inc.*	33,800	2,865,226
Blueprint Medicines Corp.*	9,200	606,188
Bridgebio Pharma, Inc.*	16,344	162,459
C4 Therapeutics, Inc.*	2,900	25,433
CareDx, Inc.*	4,800	81,696
Cerevel Therapeutics Holdings, Inc.*	12,800	361,728
Cytokinetics, Inc.*	12,600	610,470
Denali Therapeutics, Inc.*	14,300	438,867
Editas Medicine, Inc.*	11,500	140,760
Emergent BioSolutions, Inc.*	8,400	176,316
EQRx, Inc.*	29,000	143,550
Exact Sciences Corp.*	26,700	867,483
Exelixis, Inc.*	63,800	1,000,384
Fate Therapeutics, Inc.*	12,600	282,366
FibroGen, Inc.*	14,700	191,247
Forma Therapeutics Holdings, Inc.*	1,300	25,935
Gilead Sciences, Inc.	197,691	12,195,558
Global Blood Therapeutics, Inc.*	9,000	612,900
Halozyme Therapeutics, Inc.*	17,900	707,766
Heron Therapeutics, Inc.(x)*	24,300	102,546
Horizon Therapeutics plc*	35,600	2,203,284
IGM Biosciences, Inc.(x)*	2,700	61,398
ImmunityBio, Inc.(x)*	29,500	146,615
ImmunoGen, Inc.*	32,100	153,438
Incyte Corp.*	33,400	2,225,776
Inovio Pharmaceuticals, Inc.(x)*	47,300	81,593
Insmed, Inc.*	16,100	346,794
Instil Bio, Inc.(x)*	1,500	7,260
Intellia Therapeutics, Inc.*	10,500	587,580
Ionis Pharmaceuticals, Inc.*	24,800	1,096,904
Iovance Biotherapeutics, Inc.*	21,800	208,844
Ironwood Pharmaceuticals, Inc.*	25,500	264,180
Karuna Therapeutics, Inc.*	4,500	1,012,185
Karyopharm Therapeutics, Inc.*	32,000	174,720
Kodiak Sciences, Inc.*	3,500	27,090
Krystal Biotech, Inc.*	2,100	146,370
Kura Oncology, Inc.*	12,500	170,750
Kymera Therapeutics, Inc.*	6,500	141,505
Ligand Pharmaceuticals, Inc.*	2,300	198,053
MacroGenics, Inc.*	6,700	23,182
Madrigal Pharmaceuticals, Inc.*	3,500	227,465
Mersana Therapeutics, Inc.*	20,500	138,580
Mirati Therapeutics, Inc.*	7,300	509,832
Moderna, Inc.*	53,617	6,340,210
Myriad Genetics, Inc.*	11,500	219,420
Natera, Inc.*	13,400	587,188
Neurocrine Biosciences, Inc.*	18,900	2,007,369
Nkarta, Inc.(x)*	800	10,528
Novavax, Inc.(x)*	12,200	222,040
Organogenesis Holdings, Inc.*	25,100	81,324
PDL BioPharma, Inc.(r)(x)*	46,000	21,116
Prothena Corp. plc*	7,800	472,914
PTC Therapeutics, Inc.*	8,000	401,600
Recursion Pharmaceuticals, Inc., Class A(x)*	1,000	10,640
Regeneron Pharmaceuticals, Inc.*	16,200	11,159,694
REGENXBIO, Inc.*	7,400	195,582
Relay Therapeutics, Inc.*	22,001	492,163
Replimune Group, Inc.*	1,100	18,997
REVOLUTION Medicines, Inc.*	9,200	181,424
Rocket Pharmaceuticals, Inc.*	8,900	142,044
Sage Therapeutics, Inc.*	8,600	336,776
Sana Biotechnology, Inc.(x)*	14,595	87,570
Sangamo Therapeutics, Inc.*	29,200	143,080
Sarepta Therapeutics, Inc.*	12,700	1,403,858
Seagen, Inc.*	21,374	2,924,605
SpringWorks Therapeutics, Inc.*	5,000	142,650
Stoke Therapeutics, Inc.*	500	6,420
TG Therapeutics, Inc.*	20,700	122,544
Twist Bioscience Corp.*	6,900	243,156
Ultragenyx Pharmaceutical, Inc.*	10,800	447,228
United Therapeutics Corp.*	7,100	1,486,598
Vaxcyte, Inc.*	1,100	26,400
Veracyte, Inc.*	7,600	126,160
Vericel Corp.*	3,600	83,520
Vertex Pharmaceuticals, Inc.*	39,600	11,465,784
Vir Biotechnology, Inc.(x)*	10,700	206,296
Xencor, Inc.*	8,900	231,222
Y-mAbs Therapeutics, Inc.*	200	2,884
Zentalis Pharmaceuticals, Inc.*	6,900	149,454

		145,737,716

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	265,712	25,710,293
ABIOMED, Inc.*	8,500	2,088,110
Align Technology, Inc.*	12,900	2,671,719
AtriCure, Inc.*	6,800	265,880
Avanos Medical, Inc.*	7,975	173,695
Axonics, Inc.*	5,200	366,288
Baxter International, Inc.	80,080	4,313,109
Becton Dickinson and Co.	44,013	9,807,417
Boston Scientific Corp.*	230,700	8,935,011
Butterfly Network, Inc.(x)*	35,700	167,790
CONMED Corp.	4,500	360,765
Cooper Cos., Inc. (The)	8,400	2,216,760
CryoPort, Inc.*	3,300	80,388
Dentsply Sirona, Inc.	34,405	975,382
Dexcom, Inc.*	64,000	5,154,560
Edwards Lifesciences Corp.*	95,700	7,907,691
Embecta Corp.	9,202	264,926
Enovis Corp.*	4,333	199,621
Envista Holdings Corp.*	21,763	714,044
Figs, Inc., Class A(x)*	12,900	106,425
Glaukos Corp.*	6,800	362,032
Globus Medical, Inc., Class A*	14,100	839,937
Haemonetics Corp.*	8,200	607,046
Hologic, Inc.*	38,100	2,458,212
ICU Medical, Inc.*	3,200	481,920
IDEXX Laboratories, Inc.*	13,800	4,496,040
Inari Medical, Inc.*	7,400	537,536
Inogen, Inc.*	3,600	87,408
Inspire Medical Systems, Inc.*	4,500	798,165
Insulet Corp.*	11,300	2,592,220
Integer Holdings Corp.*	3,500	217,805
Integra LifeSciences Holdings Corp.*	14,600	618,456
Intuitive Surgical, Inc.*	57,100	10,702,824
iRhythm Technologies, Inc.*	4,900	613,872

See Notes to Portfolio of Investments.

351

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Lantheus Holdings, Inc.*	8,700	$611,871
LivaNova plc*	5,100	258,927
Masimo Corp.*	9,200	1,298,672
Medtronic plc	207,085	16,722,114
Meridian Bioscience, Inc.*	7,500	236,475
Merit Medical Systems, Inc.*	7,800	440,778
Neogen Corp.*	16,400	229,108
Nevro Corp.*	5,600	260,960
Novocure Ltd.*	17,900	1,360,042
NuVasive, Inc.*	7,650	335,146
Omnicell, Inc.*	7,900	687,537
Outset Medical, Inc.*	7,368	117,372
Penumbra, Inc.*	6,300	1,194,480
QuidelOrtho Corp.*	7,797	557,330
ResMed, Inc.	23,800	5,195,540
Shockwave Medical, Inc.*	5,400	1,501,578
Silk Road Medical, Inc.*	6,800	306,000
STAAR Surgical Co.*	8,000	564,400
STERIS plc	13,509	2,246,276
Stryker Corp.	55,570	11,255,148
Tandem Diabetes Care, Inc.*	10,300	492,855
Teleflex, Inc.	7,700	1,551,242
Treace Medical Concepts, Inc.*	1,300	28,691
Varex Imaging Corp.*	8,924	188,653
Zimmer Biomet Holdings, Inc.	36,800	3,847,440
Zimvie, Inc.*	1,480	14,608

		149,396,590

Health Care Providers & Services (3.4%)
1Life Healthcare, Inc.*	19,200	329,280
Acadia Healthcare Co., Inc.*	14,500	1,133,610
Accolade, Inc.*	9,200	105,064
AdaptHealth Corp.*	16,900	317,382
Addus HomeCare Corp.*	200	19,048
Agiliti, Inc.(x)*	1,900	27,189
agilon health, Inc.(x)*	26,700	625,314
Amedisys, Inc.*	5,800	561,382
AmerisourceBergen Corp.	23,400	3,166,722
AMN Healthcare Services, Inc.*	5,600	593,376
Apollo Medical Holdings, Inc.(x)*	9,200	358,800
Aveanna Healthcare Holdings, Inc.*	7,400	11,100
Brookdale Senior Living, Inc.*	36,435	155,577
Cardinal Health, Inc.	45,200	3,013,936
Castle Biosciences, Inc.*	200	5,216
Centene Corp.*	91,600	7,127,396
Chemed Corp.	3,000	1,309,680
Cigna Corp.	48,376	13,422,889
CorVel Corp.*	1,700	235,331
Covetrus, Inc.*	13,120	273,946
CVS Health Corp.	203,134	19,372,890
DaVita, Inc.*	13,300	1,100,841
Elevance Health, Inc.	37,380	16,979,491
Encompass Health Corp.	18,500	836,755
Enhabit, Inc.*	9,250	129,870
Ensign Group, Inc. (The)	5,800	461,100
Fulgent Genetics, Inc.*	300	11,436
Guardant Health, Inc.*	13,500	726,705
HCA Healthcare, Inc.	34,900	6,414,271
HealthEquity, Inc.*	13,100	879,927
Henry Schein, Inc.*	25,900	1,703,443
Humana, Inc.	19,600	9,509,724
Innovage Holding Corp.(x)*	1,200	7,056
Invitae Corp.(x)*	33,000	81,180
Laboratory Corp. of America Holdings	14,335	2,935,951
LHC Group, Inc.*	6,300	1,031,058
LifeStance Health Group, Inc.(x)*	18,700	123,794
McKesson Corp.	22,480	7,640,278
ModivCare, Inc.*	200	19,936
Molina Healthcare, Inc.*	8,900	2,935,576
National Research Corp.	100	3,980
Oak Street Health, Inc.*	16,100	394,772
OPKO Health, Inc.*	104,600	197,694
Option Care Health, Inc.*	23,425	737,185
Owens & Minor, Inc.	12,400	298,840
Patterson Cos., Inc.	12,600	302,652
Pediatrix Medical Group, Inc.*	15,240	251,612
Pennant Group, Inc. (The)*	2,100	21,861
Premier, Inc., Class A	21,200	719,528
Privia Health Group, Inc.*	8,900	303,134
Progyny, Inc.*	8,900	329,834
Quest Diagnostics, Inc.	19,830	2,432,943
R1 RCM, Inc.*	15,700	290,921
RadNet, Inc.*	1,000	20,350
Select Medical Holdings Corp.	13,600	300,560
Surgery Partners, Inc.*	11,598	271,393
Tenet Healthcare Corp.*	19,600	1,010,968
UnitedHealth Group, Inc.	144,957	73,209,083
Universal Health Services, Inc., Class B	11,280	994,670

		187,785,500

Health Care Technology (0.1%)
Allscripts Healthcare Solutions,
Inc.(x)*	22,950	349,529
American Well Corp., Class A*	33,300	119,547
Certara, Inc.*	16,330	216,862
Change Healthcare, Inc.*	41,941	1,152,958
Definitive Healthcare Corp.(x)*	12,000	186,480
Doximity, Inc., Class A(x)*	14,800	447,256
Evolent Health, Inc., Class A*	14,600	524,578
Multiplan Corp.(x)*	65,700	187,902
NextGen Healthcare, Inc.*	11,200	198,240
Nutex Health, Inc.(x)*	19,600	29,400
Phreesia, Inc.*	6,100	155,428
Schrodinger, Inc.*	14,100	352,218
Teladoc Health, Inc.*	24,260	614,991
Veeva Systems, Inc., Class A*	22,700	3,742,776

		8,278,165

Life Sciences Tools & Services (1.8%)
10X Genomics, Inc., Class A*	13,900	395,872
AbCellera Biologics, Inc.(x)*	29,100	287,799
Adaptive Biotechnologies Corp.*	13,507	96,170
Agilent Technologies, Inc.	49,830	6,056,837
Avantor, Inc.*	96,094	1,883,442
Azenta, Inc.	11,587	496,619
Bionano Genomics, Inc.(x)*	80,000	146,400
Bio-Rad Laboratories, Inc., Class A*	4,000	1,668,560
Bio-Techne Corp.	6,450	1,831,800
Bruker Corp.	18,000	955,080
Charles River Laboratories International, Inc.*	9,050	1,781,040
Codexis, Inc.(x)*	600	3,636
Danaher Corp.	99,660	25,741,181
Illumina, Inc.*	24,100	4,598,039
IQVIA Holdings, Inc.*	29,180	5,285,665
Maravai LifeSciences Holdings, Inc., Class A*	11,581	295,663
Medpace Holdings, Inc.*	4,500	707,265
Mettler-Toledo International, Inc.*	3,700	4,011,244
NanoString Technologies, Inc.*	7,600	97,052
NeoGenomics, Inc.*	17,900	154,119
Pacific Biosciences of California, Inc.(x)*	30,600	177,633
PerkinElmer, Inc.	18,600	2,238,138
QIAGEN NV*	35,932	1,483,273

See Notes to Portfolio of Investments.

352

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Repligen Corp.*	9,700	$1,814,967
Seer, Inc.*	12,500	96,750
Sotera Health Co.*	15,731	107,285
Syneos Health, Inc.*	14,000	660,100
Thermo Fisher Scientific, Inc.	60,650	30,761,074
Waters Corp.*	9,500	2,560,535
West Pharmaceutical Services, Inc.	12,200	3,002,176

		99,395,414

Pharmaceuticals (4.2%)
Aerie Pharmaceuticals, Inc.*	14,000	211,820
Amneal Pharmaceuticals, Inc.*	20,200	40,804
Arvinas, Inc.*	9,500	422,655
Atea Pharmaceuticals, Inc.*	12,500	71,125
Axsome Therapeutics, Inc.*	5,400	240,948
Bristol-Myers Squibb Co.	330,044	23,462,828
Catalent, Inc.*	27,600	1,997,136
Corcept Therapeutics, Inc.*	16,500	423,060
Elanco Animal Health, Inc.*	74,632	926,183
Eli Lilly and Co.	130,610	42,232,743
Harmony Biosciences Holdings, Inc.*	4,500	199,305
Innoviva, Inc.*	6,818	79,157
Intra-Cellular Therapies, Inc.*	12,000	558,360
Jazz Pharmaceuticals plc*	12,100	1,612,809
Johnson & Johnson	407,760	66,611,674
Merck & Co., Inc.	391,990	33,758,179
Nektar Therapeutics*	31,600	101,120
NGM Biopharmaceuticals, Inc.*	500	6,540
Organon & Co.	43,109	1,008,751
Pacira BioSciences, Inc.*	7,400	393,606
Perrigo Co. plc	28,300	1,009,178
Pfizer, Inc.	879,117	38,470,160
Phibro Animal Health Corp., Class A	1,200	15,948
Prestige Consumer Healthcare, Inc.*	6,000	298,980
Reata Pharmaceuticals, Inc., Class A*	3,800	95,494
Revance Therapeutics, Inc.*	9,300	251,100
Royalty Pharma plc, Class A	54,600	2,193,828
Theravance Biopharma, Inc.*	13,700	138,918
Viatris, Inc.	228,374	1,945,746
Zoetis, Inc.	73,000	10,825,170

		229,603,325

Total Health Care		820,196,710

Industrials (9.0%)
Aerospace & Defense (1.6%)
Aerojet Rocketdyne Holdings, Inc.*	12,200	487,878
AeroVironment, Inc.*	2,100	175,056
Axon Enterprise, Inc.*	11,900	1,377,425
Boeing Co. (The)*	87,100	10,546,068
BWX Technologies, Inc.	17,800	896,586
Curtiss-Wright Corp.	9,200	1,280,272
General Dynamics Corp.	39,870	8,459,218
HEICO Corp.	6,941	999,365
HEICO Corp., Class A	14,845	1,701,534
Hexcel Corp.	12,900	667,188
Howmet Aerospace, Inc.	60,229	1,862,883
Huntington Ingalls Industries, Inc.	6,200	1,373,300
Kratos Defense & Security Solutions, Inc.*	10,200	103,632
L3Harris Technologies, Inc.	30,991	6,440,859
Lockheed Martin Corp.	36,760	14,200,020
Maxar Technologies, Inc.	2,800	52,416
Mercury Systems, Inc.*	5,400	219,240
Moog, Inc., Class A	5,500	386,925
Northrop Grumman Corp.	23,150	10,887,908
Parsons Corp.*	10,239	401,369
Raytheon Technologies Corp.	230,367	18,857,843
Spirit AeroSystems Holdings, Inc., Class A	19,000	416,480
Textron, Inc.	40,200	2,342,052
TransDigm Group, Inc.	8,550	4,487,211
Woodward, Inc.	10,430	837,112

		89,459,840

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	20,430	1,967,613
Expeditors International of Washington, Inc.	28,800	2,543,328
FedEx Corp.	39,050	5,797,754
GXO Logistics, Inc.*	17,800	624,068
Hub Group, Inc., Class A*	3,000	206,940
United Parcel Service, Inc., Class B	113,950	18,407,483

		29,547,186

Airlines (0.2%)
Alaska Air Group, Inc.*	26,900	1,053,135
Allegiant Travel Co.*	2,200	160,556
American Airlines Group, Inc.(x)*	105,200	1,266,608
Delta Air Lines, Inc.*	100,550	2,821,433
Frontier Group Holdings, Inc.(x)*	2,800	27,160
SkyWest, Inc.*	7,700	125,202
Southwest Airlines Co.*	94,100	2,902,044
Spirit Airlines, Inc.	13,100	246,542
United Airlines Holdings, Inc.*	52,840	1,718,885

		10,321,565

Building Products (0.6%)
A O Smith Corp.	21,900	1,063,902
AAON, Inc.	5,800	312,504
Advanced Drainage Systems, Inc.	9,900	1,231,263
Allegion plc	14,212	1,274,532
Armstrong World Industries, Inc.	10,400	823,992
AZEK Co., Inc. (The)*	19,900	330,738
Builders FirstSource, Inc.*	29,990	1,767,011
Carlisle Cos., Inc.	9,500	2,663,895
Carrier Global Corp.	135,571	4,820,905
Fortune Brands Home & Security, Inc.	23,350	1,253,661
Hayward Holdings, Inc.*	6,200	54,994
Johnson Controls International plc	111,171	5,471,836
Lennox International, Inc.	6,910	1,538,650
Masco Corp.	40,000	1,867,600
Owens Corning	19,270	1,514,815
Resideo Technologies, Inc.*	17,050	324,973
Simpson Manufacturing Co., Inc.	6,100	478,240
Trane Technologies plc	36,912	5,345,227
Trex Co., Inc.*	20,500	900,770
UFP Industries, Inc.	11,500	829,840
Zurn Elkay Water Solutions Corp.	14,900	365,050

		34,234,398

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	2,100	80,283
Brady Corp., Class A	7,200	300,456
Brink’s Co. (The)	7,200	348,768
Casella Waste Systems, Inc., Class A*	6,200	473,618
Cintas Corp.	13,700	5,318,203
Clean Harbors, Inc.*	10,000	1,099,800
Copart, Inc.*	36,700	3,904,880
CoreCivic, Inc. (REIT)*	18,400	162,656
Deluxe Corp.	6,100	101,565
Driven Brands Holdings, Inc.*	9,831	275,071
Healthcare Services Group, Inc.	10,700	129,363
HNI Corp.	5,200	137,852
IAA, Inc.*	27,700	882,245
KAR Auction Services, Inc.*	27,700	309,409

See Notes to Portfolio of Investments.

353

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Matthews International Corp., Class A	7,100	$159,111
MSA Safety, Inc.	5,900	644,752
Republic Services, Inc.	31,935	4,344,437
Rollins, Inc.	47,250	1,638,630
Stericycle, Inc.*	21,800	917,998
Tetra Tech, Inc.	9,300	1,195,329
UniFirst Corp.	2,700	454,221
Waste Management, Inc.	66,450	10,645,955

		33,524,602

Construction & Engineering (0.2%)
AECOM	24,002	1,641,017
Ameresco, Inc., Class A*	7,500	498,600
API Group Corp.*	29,700	394,119
Arcosa, Inc.	4,080	233,294
Comfort Systems USA, Inc.	5,400	525,582
EMCOR Group, Inc.	9,500	1,097,060
Fluor Corp.*	22,300	555,047
MasTec, Inc.*	11,000	698,500
MDU Resources Group, Inc.	31,050	849,217
Quanta Services, Inc.	24,350	3,101,947
Valmont Industries, Inc.	3,100	832,722
WillScot Mobile Mini Holdings Corp.*	28,803	1,161,625

		11,588,730

Electrical Equipment (0.7%)
Acuity Brands, Inc.	6,100	960,567
AMETEK, Inc.	38,175	4,329,427
Atkore, Inc.*	8,100	630,261
Bloom Energy Corp., Class A*	26,900	537,731
ChargePoint Holdings, Inc.(x)*	36,100	532,836
Eaton Corp. plc	64,797	8,641,328
Emerson Electric Co.	94,510	6,920,022
EnerSys	4,900	285,033
FuelCell Energy, Inc.(x)*	49,900	170,159
Generac Holdings, Inc.*	11,100	1,977,354
GrafTech International Ltd.	3,300	14,223
Hubbell, Inc.	8,700	1,940,100
nVent Electric plc	26,353	833,018
Plug Power, Inc.(x)*	82,900	1,741,729
Regal Rexnord Corp.	11,922	1,673,372
Rockwell Automation, Inc.	17,900	3,850,469
Sensata Technologies Holding plc	27,100	1,010,288
Shoals Technologies Group, Inc., Class A*	15,322	330,189
Stem, Inc.*	16,300	217,442
Sunrun, Inc.*	33,000	910,470
Vertiv Holdings Co.	48,500	471,420
Vicor Corp.*	1,800	106,452

		38,083,890

Industrial Conglomerates (0.7%)
3M Co.	90,230	9,970,415
General Electric Co.	174,045	10,775,126
Honeywell International, Inc.	105,500	17,615,335

		38,360,876

Machinery (1.8%)
AGCO Corp.	12,400	1,192,508
Allison Transmission Holdings, Inc.	10,500	354,480
Altra Industrial Motion Corp.	9,200	309,304
Barnes Group, Inc.	9,800	283,024
Caterpillar, Inc.	82,610	13,554,649
Chart Industries, Inc.*	6,500	1,198,275
Crane Holdings Co.	7,900	691,566
Cummins, Inc.	22,560	4,591,186
Deere & Co.	43,140	14,404,015
Desktop Metal, Inc., Class A(x)*	44,600	115,514
Donaldson Co., Inc.	26,500	1,298,765
Dover Corp.	25,190	2,936,650
Enerpac Tool Group Corp.*	200	3,566
Esab Corp.	6,033	201,261
Evoqua Water Technologies Corp.*	17,300	572,111
Flowserve Corp.	26,640	647,352
Fortive Corp.	55,530	3,237,399
Franklin Electric Co., Inc.	7,500	612,825
Gates Industrial Corp. plc*	24,100	235,216
Graco, Inc.	29,480	1,767,326
Hillenbrand, Inc.	9,000	330,480
IDEX Corp.	12,240	2,446,164
Illinois Tool Works, Inc.	49,510	8,943,982
Ingersoll Rand, Inc.	61,666	2,667,671
ITT, Inc.	12,825	837,986
John Bean Technologies Corp.	4,400	378,400
Kennametal, Inc.	3,090	63,592
Lincoln Electric Holdings, Inc.	9,660	1,214,455
Middleby Corp. (The)*	9,700	1,243,249
Mueller Industries, Inc.	8,500	505,240
Mueller Water Products, Inc., Class A	20,800	213,616
Nikola Corp.(x)*	33,000	116,160
Nordson Corp.	10,660	2,262,798
Oshkosh Corp.	11,600	815,364
Otis Worldwide Corp.	67,374	4,298,461
PACCAR, Inc.	52,830	4,421,343
Parker-Hannifin Corp.	20,710	5,018,240
Pentair plc	27,287	1,108,671
Proto Labs, Inc.*	3,300	120,219
RBC Bearings, Inc.*	3,900	810,459
Snap-on, Inc.	9,200	1,852,420
Stanley Black & Decker, Inc.	27,235	2,048,344
Terex Corp.	930	27,658
Timken Co. (The)	12,640	746,266
Toro Co. (The)	20,380	1,762,462
Trinity Industries, Inc.	13,740	293,349
Watts Water Technologies, Inc., Class A	4,000	502,920
Westinghouse Air Brake Technologies Corp.	28,387	2,309,282
Xylem, Inc.	27,550	2,406,768

		97,973,011

Marine (0.0%)†
Kirby Corp.*	7,450	452,737
Matson, Inc.	6,900	424,488

		877,225

Professional Services (0.6%)
ASGN, Inc.*	8,400	759,108
Booz Allen Hamilton Holding Corp.	20,300	1,874,705
CACI International, Inc., Class A*	3,800	992,028
CBIZ, Inc.*	12,220	522,772
Clarivate plc*	68,300	641,337
CoStar Group, Inc.*	67,350	4,690,927
Dun & Bradstreet Holdings, Inc.	32,600	403,914
Equifax, Inc.	20,520	3,517,744
Exponent, Inc.	10,600	929,302
FTI Consulting, Inc.*	7,200	1,193,112
Huron Consulting Group, Inc.*	2,400	159,000
Insperity, Inc.	6,400	653,376
Jacobs Solutions, Inc.	22,800	2,473,572
KBR, Inc.	27,600	1,192,872
Korn Ferry	5,600	262,920
Legalzoom.com, Inc.(x)*	7,900	67,703
Leidos Holdings, Inc.	22,348	1,954,780
ManpowerGroup, Inc.	9,780	632,668
Nielsen Holdings plc	56,200	1,557,864
Resources Connection, Inc.	16,950	306,287

See Notes to Portfolio of Investments.

354

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Robert Half International, Inc.	19,260	$1,473,390
Science Applications International Corp.	9,001	795,958
TransUnion	30,305	1,802,844
TriNet Group, Inc.*	4,100	292,002
Upwork, Inc.*	16,300	222,006
Verisk Analytics, Inc.	25,800	4,399,674

		33,771,865

Road & Rail (1.1%)
AMERCO	1,400	712,908
Avis Budget Group, Inc.*	6,500	964,990
CSX Corp.	336,550	8,965,692
Heartland Express, Inc.	11,700	167,427
Hertz Global Holdings, Inc.(x)*	36,100	587,708
JB Hunt Transport Services, Inc.	15,250	2,385,405
Knight-Swift Transportation
Holdings, Inc.	30,935	1,513,650
Landstar System, Inc.	6,250	902,312
Lyft, Inc., Class A*	43,400	571,578
Norfolk Southern Corp.	36,870	7,729,796
Old Dominion Freight Line, Inc.	16,625	4,135,801
Ryder System, Inc.	9,200	694,508
Saia, Inc.*	4,800	912,000
Schneider National, Inc., Class B	15,595	316,579
TuSimple Holdings, Inc., Class A(x)*	21,200	161,120
Uber Technologies, Inc.*	292,789	7,758,908
Union Pacific Corp.	97,320	18,959,882
Werner Enterprises, Inc.	5,700	214,320
XPO Logistics, Inc.*	17,800	792,456

		58,447,040

Trading Companies & Distributors (0.4%)
Air Lease Corp.	21,000	651,210
Applied Industrial Technologies, Inc.	4,300	441,954
Beacon Roofing Supply, Inc.*	7,600	415,872
Boise Cascade Co.	6,200	368,652
Core & Main, Inc., Class A*	8,000	181,920
Fastenal Co.	97,600	4,493,504
GATX Corp.	5,000	425,750
Herc Holdings, Inc.	3,200	332,416
MSC Industrial Direct Co., Inc., Class A	7,100	516,951
SiteOne Landscape Supply, Inc.*	6,700	697,738
Triton International Ltd.	7,200	394,056
United Rentals, Inc.*	12,522	3,382,443
Univar Solutions, Inc.*	22,900	520,746
Watsco, Inc.	5,210	1,341,366
WESCO International, Inc.*	8,586	1,024,997
WW Grainger, Inc.	7,050	3,448,789

		18,638,364

Total Industrials		494,828,592

Information Technology (25.0%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	39,600	4,470,444
Calix, Inc.*	8,800	538,032
Ciena Corp.*	31,400	1,269,502
Cisco Systems, Inc.	644,270	25,770,800
F5, Inc.*	10,600	1,534,138
Juniper Networks, Inc.	51,600	1,347,792
Lumentum Holdings, Inc.(x)*	14,146	969,991
Motorola Solutions, Inc.	27,221	6,096,687
NetScout Systems, Inc.*	1,300	40,716
Ubiquiti, Inc.(x)	1,017	298,551
Viasat, Inc.*	4,400	133,012
Viavi Solutions, Inc.*	33,650	439,133

		42,908,798

Electronic Equipment, Instruments & Components (0.7%)
Advanced Energy Industries, Inc.	5,400	418,014
Aeva Technologies, Inc.(x)*	11,100	20,757
Amphenol Corp., Class A	94,880	6,353,165
Arrow Electronics, Inc.*	13,600	1,253,784
Avnet, Inc.	17,920	647,270
Badger Meter, Inc.	1,500	138,585
Belden, Inc.	700	42,014
CDW Corp.	21,451	3,348,072
Cognex Corp.	30,400	1,260,080
Coherent Corp.*	21,857	761,716
Corning, Inc.	121,190	3,516,934
Fabrinet*	5,100	486,795
Insight Enterprises, Inc.*	3,300	271,953
IPG Photonics Corp.*	6,400	539,840
Itron, Inc.*	7,110	299,402
Jabil, Inc.	22,000	1,269,620
Keysight Technologies, Inc.*	29,715	4,675,952
Littelfuse, Inc.	4,200	834,498
MicroVision, Inc.(x)*	33,100	119,491
National Instruments Corp.	23,000	868,020
Novanta, Inc.*	4,100	474,165
Plexus Corp.*	1,300	113,828
Rogers Corp.*	3,000	725,640
Sanmina Corp.*	6,800	313,344
TD SYNNEX Corp.	8,766	711,712
Teledyne Technologies, Inc.*	7,746	2,614,043
Trimble, Inc.*	41,500	2,252,205
Vishay Intertechnology, Inc.	6,700	119,193
Vontier Corp.	23,452	391,883
Zebra Technologies Corp., Class A*	9,000	2,358,090

		37,200,065

IT Services (4.4%)
Accenture plc, Class A	98,200	25,266,860
Affirm Holdings, Inc.(x)*	27,200	510,272
Akamai Technologies, Inc.*	26,600	2,136,512
Amdocs Ltd.	22,610	1,796,364
Automatic Data Processing, Inc.	64,250	14,532,707
Block, Inc., Class A*	80,124	4,406,019
Broadridge Financial Solutions, Inc.	18,309	2,642,355
Cloudflare, Inc., Class A*	41,600	2,300,896
Cognizant Technology Solutions Corp., Class A	87,300	5,014,512
Concentrix Corp.	8,766	978,549
Conduent, Inc.*	19,786	66,085
DigitalOcean Holdings, Inc.(x)*	8,000	289,360
DXC Technology Co.*	37,896	927,694
EPAM Systems, Inc.*	8,800	3,187,272
Euronet Worldwide, Inc.*	10,000	757,600
Evertec, Inc.	2,700	84,645
Evo Payments, Inc., Class A*	2,400	79,920
ExlService Holdings, Inc.*	4,500	663,120
Fastly, Inc., Class A*	13,300	121,828
Fidelity National Information Services, Inc.	96,969	7,327,947
Fiserv, Inc.*	94,702	8,861,266
FleetCor Technologies, Inc.*	12,600	2,219,742
Gartner, Inc.*	13,178	3,646,221
Genpact Ltd.	30,000	1,313,100
Global Payments, Inc.	43,276	4,675,972
Globant SA*	6,398	1,196,938
GoDaddy, Inc., Class A*	26,900	1,906,672
International Business Machines Corp.	139,431	16,565,797
Jack Henry & Associates, Inc.	11,430	2,083,346
Kyndryl Holdings, Inc.*	16,800	138,936
Marqeta, Inc., Class A*	66,800	475,616

See Notes to Portfolio of Investments.

355

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Mastercard, Inc., Class A	133,400	$37,930,956
Maximus, Inc.	10,400	601,848
MongoDB, Inc.*	10,100	2,005,456
Okta, Inc.*	19,900	1,131,713
Paychex, Inc.	51,910	5,824,821
PayPal Holdings, Inc.*	179,353	15,436,913
Paysafe Ltd.*	51,800	71,484
Perficient, Inc.(x)*	5,100	331,602
Rackspace Technology, Inc.(x)*	9,900	40,392
Sabre Corp.*	48,600	250,290
Snowflake, Inc., Class A*	47,222	8,025,851
SolarWinds Corp.*	9,750	75,563
SS&C Technologies Holdings, Inc.	39,200	1,871,800
Switch, Inc., Class A	23,100	778,239
Thoughtworks Holding, Inc.*	13,000	136,370
Toast, Inc., Class A*	35,000	585,200
TTEC Holdings, Inc.	2,907	128,809
Twilio, Inc., Class A*	26,800	1,852,952
VeriSign, Inc.*	16,350	2,839,995
Verra Mobility Corp.*	6,900	106,053
Visa, Inc., Class A	255,112	45,320,647
Western Union Co. (The)	59,560	804,060
WEX, Inc.*	7,600	964,744
Wix.com Ltd.*	8,800	688,424

		243,978,305

Semiconductors & Semiconductor Equipment (4.3%)
Advanced Micro Devices, Inc.*	250,253	15,856,030
Allegro MicroSystems, Inc.*	18,654	407,590
Ambarella, Inc.*	5,700	320,226
Amkor Technology, Inc.	18,700	318,835
Analog Devices, Inc.	83,034	11,569,958
Applied Materials, Inc.	140,420	11,504,611
Broadcom, Inc.	61,880	27,475,339
Cirrus Logic, Inc.*	12,300	846,240
Diodes, Inc.*	5,900	382,969
Enphase Energy, Inc.*	20,100	5,577,147
Entegris, Inc.	27,373	2,272,506
First Solar, Inc.*	17,400	2,301,498
FormFactor, Inc.*	10,300	258,015
GLOBALFOUNDRIES, Inc.(x)*	10,300	498,005
Intel Corp.	644,290	16,603,353
KLA Corp.	23,080	6,984,700
Kulicke & Soffa Industries, Inc.	7,500	288,975
Lam Research Corp.	21,475	7,859,850
Lattice Semiconductor Corp.*	23,300	1,146,593
MACOM Technology Solutions Holdings, Inc.*	1,700	88,043
Marvell Technology, Inc.	133,561	5,731,103
Microchip Technology, Inc.	87,440	5,336,463
Micron Technology, Inc.	171,750	8,604,675
MKS Instruments, Inc.	9,500	785,080
Monolithic Power Systems, Inc.	7,900	2,870,860
NVIDIA Corp.	373,140	45,295,465
ON Semiconductor Corp.*	71,600	4,462,828
Onto Innovation, Inc.*	7,900	505,995
Power Integrations, Inc.	11,000	707,520
Qorvo, Inc.*	17,127	1,360,055
QUALCOMM, Inc.	173,605	19,613,893
Rambus, Inc.*	1,800	45,756
Semtech Corp.*	3,800	111,758
Silicon Laboratories, Inc.*	8,740	1,078,866
Skyworks Solutions, Inc.	24,900	2,123,223
Synaptics, Inc.*	6,100	603,961
Teradyne, Inc.	26,110	1,962,166
Texas Instruments, Inc.	141,990	21,977,212
Universal Display Corp.	7,600	717,060
Wolfspeed, Inc.*	20,400	2,108,544

		238,562,966

Software (8.7%)
8x8, Inc.*	18,300	63,135
ACI Worldwide, Inc.*	17,400	363,660
Adobe, Inc.*	73,120	20,122,624
Alarm.com Holdings, Inc.*	5,800	376,188
Alkami Technology, Inc.(x)*	1,500	22,575
Altair Engineering, Inc., Class A*	5,900	260,898
Alteryx, Inc., Class A*	8,900	496,976
ANSYS, Inc.*	15,200	3,369,840
Appfolio, Inc., Class A*	1,000	104,720
Appian Corp., Class A*	6,600	269,478
AppLovin Corp., Class A(x)*	34,800	678,252
Asana, Inc., Class A(x)*	10,100	224,523
Aspen Technology, Inc.*	4,872	1,160,510
Atlassian Corp. plc, Class A*	22,400	4,717,216
Autodesk, Inc.*	35,850	6,696,780
Avalara, Inc.*	14,000	1,285,200
Bentley Systems, Inc., Class B	22,300	682,157
Bill.com Holdings, Inc.*	14,700	1,945,839
Black Knight, Inc.*	27,142	1,756,902
Blackbaud, Inc.*	1,600	70,496
Blackline, Inc.*	8,500	509,150
Box, Inc., Class A*	22,100	539,019
C3.ai, Inc., Class A(x)*	9,400	117,500
Cadence Design Systems, Inc.*	44,030	7,195,823
CCC Intelligent Solutions Holdings, Inc.(x)*	10,800	98,280
Cerence, Inc.*	6,400	100,800
Ceridian HCM Holding, Inc.*	20,100	1,123,188
CommVault Systems, Inc.*	400	21,216
Confluent, Inc., Class A*	21,400	508,678
Consensus Cloud Solutions, Inc.*	3,066	145,022
Coupa Software, Inc.*	12,100	711,480
Crowdstrike Holdings, Inc., Class A*	32,000	5,273,920
Datadog, Inc., Class A*	40,700	3,613,346
Digital Turbine, Inc.*	14,600	210,386
DocuSign, Inc.*	32,100	1,716,387
Dolby Laboratories, Inc., Class A	12,700	827,405
Domo, Inc., Class B*	800	14,392
DoubleVerify Holdings, Inc.*	11,900	325,465
Dropbox, Inc., Class A*	41,200	853,664
Duck Creek Technologies, Inc.*	300	3,555
Dynatrace, Inc.*	31,400	1,093,034
Elastic NV*	10,000	717,400
Envestnet, Inc.*	8,800	390,720
Fair Isaac Corp.*	4,600	1,895,246
Five9, Inc.*	11,500	862,270
Fortinet, Inc.*	100,900	4,957,217
Guidewire Software, Inc.*	17,000	1,046,860
HubSpot, Inc.*	7,400	1,998,888
Informatica, Inc., Class A(x)*	13,800	276,966
InterDigital, Inc.	1,800	72,756
Intuit, Inc.	42,550	16,480,466
Jamf Holding Corp.*	2,000	44,320
LivePerson, Inc.*	1,000	9,420
LiveRamp Holdings, Inc.*	1,900	34,504
Manhattan Associates, Inc.*	12,400	1,649,572
Marathon Digital Holdings, Inc.(x)*	15,400	164,934
Microsoft Corp.	1,152,078	268,318,966
MicroStrategy, Inc., Class A(x)*	1,500	318,390
Momentive Global, Inc.*	2,900	16,849
N-able, Inc.*	9,750	89,992
nCino, Inc.(x)*	12,900	440,019
NCR Corp.*	22,700	431,527
New Relic, Inc.*	9,000	516,420

See Notes to Portfolio of Investments.

356

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
NortonLifeLock, Inc.	87,016	$1,752,502
Nutanix, Inc., Class A*	28,000	583,240
Oracle Corp.	234,421	14,316,090
PagerDuty, Inc.*	12,100	279,147
Palantir Technologies, Inc., Class A*	269,200	2,188,596
Palo Alto Networks, Inc.*	45,000	7,370,550
Paycom Software, Inc.*	8,700	2,870,913
Paycor HCM, Inc.*	9,500	280,820
Paylocity Holding Corp.*	5,700	1,377,006
Pegasystems, Inc.	1,700	54,638
Ping Identity Holding Corp.*	4,000	112,280
Procore Technologies, Inc.(x)*	9,500	470,060
PTC, Inc.*	20,250	2,118,150
Q2 Holdings, Inc.*	7,400	238,280
Qualys, Inc.*	5,500	766,645
Rapid7, Inc.*	7,100	304,590
RingCentral, Inc., Class A*	14,000	559,440
Roper Technologies, Inc.	17,350	6,239,754
Salesforce, Inc.*	149,151	21,453,880
SentinelOne, Inc., Class A*	26,500	677,340
ServiceNow, Inc.*	31,800	12,007,998
Smartsheet, Inc., Class A*	16,600	570,376
Splunk, Inc.*	29,100	2,188,320
Sprout Social, Inc., Class A*	7,100	430,828
SPS Commerce, Inc.*	6,400	795,072
Synopsys, Inc.*	24,620	7,521,656
Tenable Holdings, Inc.*	16,900	588,120
Teradata Corp.*	18,660	579,580
Trade Desk, Inc. (The), Class A*	68,760	4,108,410
Tyler Technologies, Inc.*	7,300	2,536,750
UiPath, Inc., Class A*	57,700	727,597
Unity Software, Inc.(x)*	32,196	1,025,765
Varonis Systems, Inc.*	16,200	429,624
Verint Systems, Inc.*	9,300	312,294
VMware, Inc., Class A	33,974	3,616,872
Workday, Inc., Class A*	30,380	4,624,444
Workiva, Inc.*	4,100	318,980
Yext, Inc.*	7,100	31,666
Zendesk, Inc.*	19,084	1,452,292
Zoom Video Communications, Inc., Class A*	39,100	2,877,369
Zscaler, Inc.*	12,100	1,988,877

		483,150,192

Technology Hardware, Storage & Peripherals (6.1%)
3D Systems Corp.*	5,100	40,698
Apple, Inc.	2,354,478	325,388,860
Corsair Gaming, Inc.(x)*	4,303	48,839
Dell Technologies, Inc., Class C	44,879	1,533,515
Diebold Nixdorf, Inc.*	550	1,342
Hewlett Packard Enterprise Co.	221,332	2,651,557
HP, Inc.	171,568	4,275,475
NetApp, Inc.	37,750	2,334,837
Pure Storage, Inc., Class A*	43,200	1,182,384
Western Digital Corp.*	52,478	1,708,159

		339,165,666

Total Information Technology		1,384,965,992

Materials (2.8%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	34,980	8,140,895
Albemarle Corp.	18,276	4,832,905
Amyris, Inc.(x)*	31,900	93,148
Ashland, Inc.	10,264	974,772
Avient Corp.	16,100	487,830
Axalta Coating Systems Ltd.*	32,258	679,353
Balchem Corp.	5,700	693,006
Cabot Corp.	8,900	568,621
Celanese Corp.	17,400	1,571,916
CF Industries Holdings, Inc.	36,110	3,475,588
Chemours Co. (The)	31,328	772,235
Corteva, Inc.	115,590	6,605,969
Dow, Inc.	116,656	5,124,698
DuPont de Nemours, Inc.	85,132	4,290,653
Eastman Chemical Co.	23,228	1,650,349
Ecolab, Inc.	39,388	5,688,415
Element Solutions, Inc.	38,300	623,141
FMC Corp.	20,200	2,135,140
HB Fuller Co.	6,400	384,640
Huntsman Corp.	40,900	1,003,686
Ingevity Corp.*	3,000	181,890
International Flavors & Fragrances, Inc.	39,447	3,582,971
Linde plc	77,800	20,974,102
Livent Corp.*	26,200	803,030
LyondellBasell Industries NV, Class A	45,000	3,387,600
Mosaic Co. (The)	56,130	2,712,763
NewMarket Corp.	300	90,249
Olin Corp.	25,200	1,080,576
PPG Industries, Inc.	37,900	4,195,151
Quaker Chemical Corp.	600	86,628
RPM International, Inc.	23,050	1,920,296
Scotts Miracle-Gro Co. (The)	2,200	94,050
Sensient Technologies Corp.	4,300	298,162
Sherwin-Williams Co. (The)	38,500	7,882,875
Valvoline, Inc.	29,388	744,692
Westlake Corp.	5,200	451,776

		98,283,771

Construction Materials (0.1%)
Eagle Materials, Inc.	6,100	653,798
Martin Marietta Materials, Inc.	10,630	3,423,817
Summit Materials, Inc., Class A(x)*	12,300	294,708
Vulcan Materials Co.	22,400	3,532,704

		7,905,027

Containers & Packaging (0.4%)
Amcor plc	239,529	2,570,146
AptarGroup, Inc.	14,600	1,387,438
Avery Dennison Corp.	14,050	2,285,935
Ball Corp.	54,400	2,628,608
Berry Global Group, Inc.*	28,100	1,307,493
Crown Holdings, Inc.	23,050	1,867,742
Graphic Packaging Holding Co.	56,100	1,107,414
International Paper Co.	66,950	2,122,315
Packaging Corp. of America	16,700	1,875,243
Sealed Air Corp.	25,160	1,119,872
Silgan Holdings, Inc.	9,500	399,380
Sonoco Products Co.	15,460	877,046
Westrock Co.	44,132	1,363,237

		20,911,869

Metals & Mining (0.5%)
Alcoa Corp.	32,900	1,107,414
Arconic Corp.*	16,800	286,272
ATI, Inc.*	19,000	505,590
Carpenter Technology Corp.	1,900	59,166
Cleveland-Cliffs, Inc.*	72,400	975,228
Commercial Metals Co.	21,300	755,724
Freeport-McMoRan, Inc.	223,894	6,119,023
MP Materials Corp.*	11,900	324,870
Newmont Corp.	126,911	5,334,069
Novagold Resources, Inc.*	17,500	82,075
Nucor Corp.	43,120	4,613,409
Reliance Steel & Aluminum Co.	9,500	1,656,895
Royal Gold, Inc.	12,900	1,210,278
Southern Copper Corp.	19,344	867,385

See Notes to Portfolio of Investments.

357

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SSR Mining, Inc.	13,400	$197,114
Steel Dynamics, Inc.	30,200	2,142,690
United States Steel Corp.	38,200	692,184

		26,929,386

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	15,300	783,207
Sylvamo Corp.	2,186	74,105

		857,312

Total Materials		154,887,365

Real Estate (3.4%)
Equity Real Estate Investment Trusts (REITs) (3.2%)
Acadia Realty Trust (REIT)	9,000	113,580
Agree Realty Corp. (REIT)	9,600	648,768
Alexandria Real Estate Equities, Inc. (REIT)	25,080	3,515,965
American Assets Trust, Inc. (REIT)	1,000	25,720
American Homes 4 Rent (REIT), Class A	47,500	1,558,475
American Tower Corp. (REIT)	72,700	15,608,690
Americold Realty Trust, Inc. (REIT)	37,100	912,660
Apartment Income REIT Corp. (REIT)	31,828	1,229,197
Apple Hospitality REIT, Inc. (REIT)	26,500	372,590
AvalonBay Communities, Inc. (REIT)	23,149	4,263,814
Boston Properties, Inc. (REIT)	28,870	2,164,384
Brandywine Realty Trust (REIT)	31,400	211,950
Brixmor Property Group, Inc. (REIT)	67,400	1,244,878
Broadstone Net Lease, Inc. (REIT)	17,900	277,987
Camden Property Trust (REIT)	15,680	1,872,976
CareTrust REIT, Inc. (REIT)	12,100	219,131
Corporate Office Properties Trust (REIT)	14,809	344,013
Cousins Properties, Inc. (REIT)	23,461	547,814
Crown Castle, Inc. (REIT)	67,850	9,807,718
CubeSmart (REIT)	39,700	1,590,382
Digital Realty Trust, Inc. (REIT)	44,972	4,460,323
Diversified Healthcare Trust (REIT)	22,690	22,465
Douglas Emmett, Inc. (REIT)	37,000	663,410
Duke Realty Corp. (REIT)	59,400	2,863,080
EastGroup Properties, Inc. (REIT)	6,800	981,512
EPR Properties (REIT)	7,800	279,708
Equinix, Inc. (REIT)	14,161	8,055,343
Equity Commonwealth (REIT)	17,700	431,172
Equity LifeStyle Properties, Inc. (REIT)	27,500	1,728,100
Equity Residential (REIT)	58,287	3,918,052
Essential Properties Realty Trust, Inc. (REIT)	12,300	239,235
Essex Property Trust, Inc. (REIT)	10,777	2,610,513
Extra Space Storage, Inc. (REIT)	21,000	3,626,910
Federal Realty Investment Trust (REIT)	12,380	1,115,686
First Industrial Realty Trust, Inc. (REIT)	29,500	1,321,895
Four Corners Property Trust, Inc. (REIT)	5,000	120,950
Gaming and Leisure Properties, Inc. (REIT)	36,886	1,631,837
Healthcare Realty Trust, Inc. (REIT)	58,041	1,210,155
Healthpeak Properties, Inc. (REIT)	96,297	2,207,127
Highwoods Properties, Inc. (REIT)	19,530	526,529
Host Hotels & Resorts, Inc. (REIT)	115,813	1,839,110
Hudson Pacific Properties, Inc. (REIT)	24,500	268,275
Independence Realty Trust, Inc. (REIT)	34,700	580,531
Innovative Industrial Properties, Inc. (REIT)	3,700	327,450
Invitation Homes, Inc. (REIT)	94,496	3,191,130
Iron Mountain, Inc. (REIT)	45,355	1,994,259
JBG SMITH Properties (REIT)	10,673	198,304
Kilroy Realty Corp. (REIT)	21,800	917,998
Kimco Realty Corp. (REIT)	99,485	1,831,519
Kite Realty Group Trust (REIT)	34,998	602,666
Lamar Advertising Co. (REIT), Class A	13,639	1,125,081
Life Storage, Inc. (REIT)	12,896	1,428,361
LXP Industrial Trust (REIT)(x)	34,200	313,272
Macerich Co. (The) (REIT)	36,322	288,397
Medical Properties Trust, Inc. (REIT)	96,900	1,149,234
Mid-America Apartment Communities, Inc. (REIT)	18,738	2,905,702
National Health Investors, Inc. (REIT)	6,600	373,098
National Retail Properties, Inc. (REIT)	27,190	1,083,793
National Storage Affiliates Trust (REIT)	11,600	482,328
Omega Healthcare Investors, Inc. (REIT)	44,440	1,310,536
Orion Office REIT, Inc. (REIT)	5,069	44,354
Outfront Media, Inc. (REIT)	24,670	374,737
Paramount Group, Inc. (REIT)	22,800	142,044
Park Hotels & Resorts, Inc. (REIT)	41,635	468,810
Pebblebrook Hotel Trust (REIT)	15,800	229,258
Phillips Edison & Co., Inc. (REIT)	17,900	502,095
Physicians Realty Trust (REIT)	38,100	573,024
Piedmont Office Realty Trust, Inc. (REIT), Class A	25,100	265,056
PotlatchDeltic Corp. (REIT)	10,151	416,597
Prologis, Inc. (REIT)	116,048	11,790,477
Public Storage (REIT)	23,902	6,998,745
Rayonier, Inc. (REIT)	27,025	809,939
Realty Income Corp. (REIT)	93,191	5,423,716
Regency Centers Corp. (REIT)	33,306	1,793,528
Retail Opportunity Investments Corp. (REIT)	700	9,632
Rexford Industrial Realty, Inc. (REIT)	24,300	1,263,600
Ryman Hospitality Properties, Inc. (REIT)	10,751	791,166
Sabra Health Care REIT, Inc. (REIT)	34,657	454,700
Safehold, Inc. (REIT)(x)	8,600	227,556
SBA Communications Corp. (REIT)	17,400	4,952,910
Service Properties Trust (REIT)	25,000	129,750
Simon Property Group, Inc. (REIT)	54,059	4,851,795
SITE Centers Corp. (REIT)	42,300	453,033
SL Green Realty Corp. (REIT)(x)	11,563	464,370
Spirit Realty Capital, Inc. (REIT)	20,933	756,937
STAG Industrial, Inc. (REIT)	27,800	790,354
STORE Capital Corp. (REIT)	35,400	1,109,082
Sun Communities, Inc. (REIT)	18,600	2,517,138
Sunstone Hotel Investors, Inc. (REIT)	28,700	270,354
Terreno Realty Corp. (REIT)	11,600	614,684
UDR, Inc. (REIT)	52,936	2,207,961
Uniti Group, Inc. (REIT)	33,900	235,605
Urban Edge Properties (REIT)	18,210	242,921
Ventas, Inc. (REIT)	61,779	2,481,662
VICI Properties, Inc. (REIT)	148,900	4,444,665
Vornado Realty Trust (REIT)	33,847	783,897

See Notes to Portfolio of Investments.

358

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Washington REIT (REIT)	7,570	$132,929
Welltower, Inc. (REIT)	71,217	4,580,678
Weyerhaeuser Co. (REIT)	128,135	3,659,536
WP Carey, Inc. (REIT)	29,921	2,088,486

		177,103,519

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	50,750	3,426,132
Cushman & Wakefield plc*	23,700	271,365
DigitalBridge Group, Inc.	19,675	246,134
eXp World Holdings, Inc.(x)	20,570	230,590
Howard Hughes Corp. (The)*	4,700	260,333
Jones Lang LaSalle, Inc.*	9,500	1,435,165
Kennedy-Wilson Holdings, Inc.	25,100	388,046
Newmark Group, Inc., Class A	27,319	220,191
Opendoor Technologies, Inc.(x)*	73,000	227,030
Redfin Corp.(x)*	16,700	97,528
RMR Group, Inc. (The), Class A	271	6,420
St Joe Co. (The)	5,200	166,556
WeWork, Inc.(x)*	82,700	219,155
Zillow Group, Inc., Class A*	10,600	303,478
Zillow Group, Inc., Class C*	27,124	776,018

		8,274,141

Total Real Estate		185,377,660

Utilities (3.0%)
Electric Utilities (1.9%)
ALLETE, Inc.	8,200	410,410
Alliant Energy Corp.	43,900	2,326,261
American Electric Power Co., Inc.	78,770	6,809,666
Avangrid, Inc.	11,000	458,700
Constellation Energy Corp.	53,352	4,438,353
Duke Energy Corp.	121,885	11,337,743
Edison International	58,760	3,324,641
Entergy Corp.	33,200	3,340,916
Evergy, Inc.	36,209	2,150,815
Eversource Energy	54,358	4,237,750
Exelon Corp.	160,056	5,995,698
FirstEnergy Corp.	86,104	3,185,848
Hawaiian Electric Industries, Inc.	20,500	710,530
IDACORP, Inc.	11,450	1,133,664
NextEra Energy, Inc.	302,300	23,703,343
NRG Energy, Inc.	40,921	1,566,047
OGE Energy Corp.	36,900	1,345,374
PG&E Corp.*	240,100	3,001,250
Pinnacle West Capital Corp.	21,300	1,374,063
PNM Resources, Inc.(x)	15,200	695,096
Portland General Electric Co.	21,000	912,660
PPL Corp.	120,450	3,053,407
Southern Co. (The)	163,150	11,094,200
Xcel Energy, Inc.	85,780	5,489,920

		102,096,355

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	2,149,035
Brookfield Infrastructure Corp., Class A	14,700	598,290
National Fuel Gas Co.	13,700	843,235
New Jersey Resources Corp.	11,900	460,530
ONE Gas, Inc.	6,725	473,373
South Jersey Industries, Inc.	16,100	538,062
Southwest Gas Holdings, Inc.	9,900	690,525
Spire, Inc.	7,900	492,407
UGI Corp.	39,575	1,279,459

		7,524,916

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	103,695	2,343,507
Brookfield Renewable Corp.	18,450	602,946
Ormat Technologies, Inc.(x)	7,100	612,020
Vistra Corp.	75,815	1,592,115

		5,150,588

Multi-Utilities (0.8%)
Ameren Corp.	40,500	3,262,275
Black Hills Corp.	8,900	602,797
CenterPoint Energy, Inc.	99,950	2,816,591
CMS Energy Corp.	45,600	2,655,744
Consolidated Edison, Inc.	55,700	4,776,832
Dominion Energy, Inc.	126,854	8,766,880
DTE Energy Co.	30,400	3,497,520
NiSource, Inc.	61,600	1,551,704
NorthWestern Corp.	3,900	192,192
Public Service Enterprise Group, Inc.	75,900	4,267,857
Sempra Energy	48,690	7,300,579
WEC Energy Group, Inc.	51,998	4,650,181

		44,341,152

Water Utilities (0.1%)
American Water Works Co., Inc.	27,900	3,631,464
Essential Utilities, Inc.	42,062	1,740,525

		5,371,989

Total Utilities		164,485,000

Total Common Stocks (99.4%) (Cost $2,019,019,526)		5,497,135,167

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR(r)*	23,600	8,142

Pharmaceuticals (0.0%)†
Zogenix, Inc., CVR(r)*	14,700	7,497

Total Rights (0.0%)† (Cost $8,142)		15,639

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	4,000,000	4,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Banco Santander S.A., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $5,001,238, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/4/22-11/15/28; total market value $5,101,262. (xx)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $6,520,405, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $6,649,167. (xx)	6,518,792	6,518,792

See Notes to Portfolio of Investments.

359

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $3,000,763, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $3,061,484. (xx)	$3,000,000	$3,000,000
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $8,305,164, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $9,097,216. (xx)	8,300,000	8,300,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $3,000,768, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $3,333,193. (xx)	3,000,000	3,000,000
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $3,000,788, collateralized by various Common Stocks; total market value $3,300,868. (xx)	3,000,000	3,000,000

Total Repurchase Agreements		28,818,792

Total Short-Term Investments (0.6%) (Cost $32,818,792)		32,818,792

Total Investments in Securities (100.0%) (Cost $2,051,846,460)		5,529,969,598
Other Assets Less Liabilities (0.0%)†		(520,249)

Net Assets (100%)		$5,529,449,349

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $26,716,860.

(r)

Value determined using significant unobservable inputs. (x) All or a portion of security is on loan at September 30, 2022. (xx) At September 30, 2022, the Portfolio had loaned securities with a total value of $36,919,662. This was collateralized by $5,356,867 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/6/22 - 5/15/52 and by cash of $32,830,276 of which $32,818,792 was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

360

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EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	42	12/2022	USD	3,506,580	(461,841)
S&P 500 E-Mini Index	132	12/2022	USD	23,769,900	(3,192,194)

					(3,654,035)

See Notes to Portfolio of Investments.

361

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EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$409,629,459	$—	$—	$409,629,459
Consumer Discretionary	634,468,737	—	—	634,468,737
Consumer Staples	344,028,502	—	—	344,028,502
Energy	261,601,151	—	—	261,601,151
Financials	642,665,999	—	—	642,665,999
Health Care	820,175,594	—	21,116	820,196,710
Industrials	494,828,592	—	—	494,828,592
Information Technology	1,384,965,992	—	—	1,384,965,992
Materials	154,887,365	—	—	154,887,365
Real Estate	185,377,660	—	—	185,377,660
Utilities	164,485,000	—	—	164,485,000
Rights
Health Care	—	—	15,639	15,639
Short-Term Investments
Investment Company	4,000,000	—	—	4,000,000
Repurchase Agreements	—	28,818,792	—	28,818,792

Total Assets	$5,501,114,051	$28,818,792	$36,755	$5,529,969,598

Liabilities:
Futures	$(3,654,035)	$—	$—	$(3,654,035)

Total Liabilities	$(3,654,035)	$—	$—	$(3,654,035)

Total	$5,497,460,016	$28,818,792	$36,755	$5,526,315,563

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,827,959,477
Aggregate gross unrealized depreciation	(374,613,705)

Net unrealized appreciation	$3,453,345,772

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,072,969,791

See Notes to Portfolio of Investments.

362

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass- Through Trust,
Series 2017-2 AA
3.350%, 10/15/29	$274,229	$236,171
Delta Air Lines Pass- Through Trust,
Series 2019-1 AA
3.204%, 4/25/24	150,000	144,472
Series 2020-1 AA
2.000%, 6/10/28	440,206	375,465
Evergy Metro, Inc.,
3.650%, 8/15/25	500,000	479,818
United Airlines Pass- Through Trust,
Series 2020-1 A
5.875%, 10/15/27	3,925,247	3,758,424
Series 2020-1 B
4.875%, 1/15/26	95,520	88,834

Total Asset- Backed Securities		5,083,184

Corporate Bonds (36.1%)
Communication Services (2.0%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.800%, 2/15/27	1,000,000	938,922
4.250%, 3/1/27	1,000,000	958,855
2.300%, 6/1/27	500,000	437,683
1.650%, 2/1/28(x)	185,000	152,062
4.100%, 2/15/28	453,000	424,700
4.350%, 3/1/29	1,665,000	1,552,272
4.300%, 2/15/30	8,159,000	7,441,654
Bell Canada (The)
Series US-3
0.750%, 3/17/24	750,000	705,821
British Telecommunications plc
4.500%, 12/4/23	500,000	496,255
5.125%, 12/4/28	500,000	472,204
9.625%, 12/15/30(e)	2,000,000	2,312,500
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	2,500,000	2,866,712
Telefonica Emisiones SA
4.103%, 3/8/27	440,000	408,948
TELUS Corp.
2.800%, 2/16/27	400,000	362,504
Verizon Communications, Inc.
0.750%, 3/22/24	490,000	463,112
0.850%, 11/20/25	1,300,000	1,140,407
1.450%, 3/20/26	790,000	696,379
3.000%, 3/22/27	375,000	340,976
2.100%, 3/22/28	750,000	635,143
4.329%, 9/21/28	9,238,000	8,654,757
3.875%, 2/8/29	140,000	128,262
4.016%, 12/3/29	1,500,000	1,360,273
3.150%, 3/22/30	375,000	319,415
1.500%, 9/18/30(x)	600,000	452,257
1.680%, 10/30/30	1,957,000	1,466,970
2.550%, 3/21/31	2,220,000	1,777,332

		36,966,375

Entertainment (0.3%)
Activision Blizzard, Inc.
3.400%, 9/15/26	600,000	567,258
3.400%, 6/15/27	310,000	288,363
1.350%, 9/15/30	180,000	136,524
Electronic Arts, Inc.
4.800%, 3/1/26	600,000	593,705
1.850%, 2/15/31	295,000	227,930
Tencent Music Entertainment Group
1.375%, 9/3/25	200,000	176,814
2.000%, 9/3/30	215,000	156,050
TWDC Enterprises 18 Corp.
3.150%, 9/17/25	500,000	476,764
1.850%, 7/30/26	465,000	413,074
2.950%, 6/15/27	1,000,000	915,939
Walt Disney Co. (The)
1.750%, 8/30/24	750,000	710,576
3.700%, 10/15/25	1,040,000	1,013,528
1.750%, 1/13/26	1,070,000	967,073
3.375%, 11/15/26	300,000	282,191
2.200%, 1/13/28	700,000	607,470
2.000%, 9/1/29(x)	500,000	408,325
2.650%, 1/13/31(x)	2,500,000	2,066,212
Warnermedia Holdings, Inc.
3.428%, 3/15/24§	800,000	773,734
3.638%, 3/15/25§	800,000	754,044
3.755%, 3/15/27§	1,840,000	1,654,035
4.054%, 3/15/29§	555,000	481,927
4.279%, 3/15/32§	1,145,000	944,052

		14,615,588

Interactive Media & Services (0.1%)
Alphabet, Inc.
3.375%, 2/25/24(x)	500,000	493,443
0.450%, 8/15/25	435,000	389,853
1.998%, 8/15/26	2,000,000	1,834,489
0.800%, 8/15/27(x)	1,000,000	842,006
1.100%, 8/15/30	650,000	504,724
Baidu, Inc.
4.125%, 6/30/25	695,000	671,092
1.720%, 4/9/26	200,000	176,504
1.625%, 2/23/27	290,000	246,935
4.375%, 3/29/28	290,000	271,852
4.875%, 11/14/28	315,000	300,097
2.375%, 10/9/30	200,000	158,415
2.375%, 8/23/31	500,000	388,155
Weibo Corp.
3.375%, 7/8/30	500,000	369,156

		6,646,721

Media (0.5%)
Charter Communications Operating LLC
4.908%, 7/23/25	4,850,000	4,722,590
2.250%, 1/15/29	585,000	457,090
Comcast Corp.
3.700%, 4/15/24	1,110,000	1,091,799
3.950%, 10/15/25	1,750,000	1,704,215
3.150%, 3/1/26	2,000,000	1,886,977
4.150%, 10/15/28	5,025,000	4,732,912
3.400%, 4/1/30	2,500,000	2,204,754
Discovery Communications LLC
3.900%, 11/15/24	800,000	769,758
3.950%, 6/15/25	500,000	475,108
4.900%, 3/11/26	500,000	482,559
4.125%, 5/15/29	455,000	389,645
3.625%, 5/15/30	1,310,000	1,075,328
Fox Corp.
4.030%, 1/25/24	575,000	566,604

See Notes to Portfolio of Investments.

363

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EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.709%, 1/25/29	$730,000	$685,718
3.500%, 4/8/30(x)	2,000,000	1,706,416
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	250,000	231,818
2.400%, 3/1/31	1,750,000	1,319,073
Omnicom Group, Inc.
3.650%, 11/1/24	750,000	728,620
Paramount Global
3.375%, 2/15/28(x)	570,000	505,867

		25,736,851

Wireless Telecommunication Services (0.4%)
America Movil SAB de CV
3.625%, 4/22/29	500,000	450,878
2.875%, 5/7/30	1,450,000	1,217,746
4.700%, 7/21/32	405,000	379,181
Rogers Communications, Inc.
2.950%, 3/15/25§	215,000	204,141
3.625%, 12/15/25(x)	500,000	470,130
2.900%, 11/15/26	500,000	452,389
3.200%, 3/15/27§	500,000	457,874
3.800%, 3/15/32§	625,000	538,250
T-Mobile USA, Inc.
3.500%, 4/15/25	2,500,000	2,395,570
1.500%, 2/15/26	1,000,000	875,620
3.750%, 4/15/27	2,500,000	2,308,830
2.050%, 2/15/28	700,000	578,788
2.400%, 3/15/29	340,000	280,130
3.875%, 4/15/30	3,000,000	2,663,490
5.200%, 1/15/33(x)	2,610,000	2,503,720
Vodafone Group plc
4.125%, 5/30/25	500,000	488,697
4.375%, 5/30/28	4,375,000	4,126,472

		20,391,906

Total Communication Services		104,357,441

Consumer Discretionary (1.7%)
Auto Components (0.1%)
Aptiv plc
2.396%, 2/18/25	375,000	349,800
4.350%, 3/15/29	105,000	94,947
BorgWarner, Inc.
3.375%, 3/15/25	800,000	767,138
2.650%, 7/1/27	300,000	261,318
Lear Corp.
4.250%, 5/15/29	125,000	109,318
Magna International, Inc.
3.625%, 6/15/24(x)	1,200,000	1,173,137
4.150%, 10/1/25	250,000	244,006
2.450%, 6/15/30	300,000	242,172

		3,241,836

Automobiles (0.1%)
General Motors Co.
5.400%, 10/2/23	135,000	135,131
6.125%, 10/1/25	750,000	752,486
6.800%, 10/1/27	405,000	409,859
5.000%, 10/1/28	750,000	689,720
5.400%, 10/15/29	500,000	463,691
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	375,563
Honda Motor Co. Ltd.
2.271%, 3/10/25	165,000	155,222
2.534%, 3/10/27	165,000	148,552
2.967%, 3/10/32	200,000	168,940
Toyota Motor Corp.
0.681%, 3/25/24(x)	600,000	566,556
2.358%, 7/2/24	250,000	240,359
1.339%, 3/25/26	600,000	532,873
3.669%, 7/20/28(x)	355,000	332,348
2.760%, 7/2/29(x)	250,000	218,497
2.362%, 3/25/31	600,000	494,969

		5,684,766

Distributors (0.0%)†
Genuine Parts Co.
1.750%, 2/1/25	130,000	119,964
1.875%, 11/1/30	285,000	209,681

		329,645

Diversified Consumer Services (0.0%)†
Leland Stanford Junior
University (The)
1.289%, 6/1/27	35,000	30,086
Yale University
Series 2020
0.873%, 4/15/25	500,000	457,380
1.482%, 4/15/30	500,000	398,331

		885,797

Hotels, Restaurants & Leisure (0.4%)
Booking Holdings, Inc.
3.650%, 3/15/25	600,000	581,907
3.600%, 6/1/26	500,000	474,144
4.625%, 4/13/30	1,500,000	1,412,749
Expedia Group, Inc.
4.625%, 8/1/27	840,000	787,508
3.250%, 2/15/30	1,500,000	1,234,274
2.950%, 3/15/31(x)	185,000	141,781
Hyatt Hotels Corp.
1.300%, 10/1/23	165,000	158,683
1.800%, 10/1/24	235,000	220,513
4.850%, 3/15/26	250,000	243,898
4.375%, 9/15/28	950,000	853,952
Marriott International, Inc.
3.600%, 4/15/24	350,000	342,026
5.000%, 10/15/27	165,000	159,990
Series AA
4.650%, 12/1/28	500,000	466,541
Series FF
4.625%, 6/15/30	725,000	655,381
Series R
3.125%, 6/15/26	500,000	460,762
Series X
4.000%, 4/15/28	500,000	451,585
Series Z
4.150%, 12/1/23	500,000	496,276
McDonald’s Corp.
3.250%, 6/10/24(x)	1,000,000	977,001
3.375%, 5/26/25	750,000	721,328
1.450%, 9/1/25	200,000	181,742
3.700%, 1/30/26	1,500,000	1,448,897
3.500%, 3/1/27	775,000	731,307
3.800%, 4/1/28	1,100,000	1,032,852
2.625%, 9/1/29	290,000	247,846
2.125%, 3/1/30	220,000	179,292
4.600%, 9/9/32	350,000	335,956
Starbucks Corp.
3.850%, 10/1/23	850,000	843,772
3.800%, 8/15/25	700,000	678,844
2.450%, 6/15/26(x)	500,000	460,068
2.000%, 3/12/27	350,000	307,317
3.500%, 3/1/28(x)	750,000	694,613
4.000%, 11/15/28	800,000	751,111
2.250%, 3/12/30	350,000	283,897
3.000%, 2/14/32(x)	220,000	182,790

		19,200,603

Household Durables (0.1%)
DR Horton, Inc.
2.500%, 10/15/24	1,250,000	1,182,890

See Notes to Portfolio of Investments.

364

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.600%, 10/15/25	$350,000	$320,432
1.300%, 10/15/26	275,000	231,013
1.400%, 10/15/27(x)	750,000	606,120
Leggett & Platt, Inc.
3.800%, 11/15/24	300,000	291,017
3.500%, 11/15/27	500,000	448,112
4.400%, 3/15/29	350,000	325,869
Mohawk Industries, Inc.
3.625%, 5/15/30(x)	350,000	291,003
NVR, Inc.
3.000%, 5/15/30	1,320,000	1,075,637
PulteGroup, Inc.
5.000%, 1/15/27	1,000,000	973,920
Whirlpool Corp.
3.700%, 5/1/25(x)	500,000	483,608
4.750%, 2/26/29	150,000	140,669
4.700%, 5/14/32(x)	285,000	260,124

		6,630,414

Internet & Direct Marketing Retail (0.4%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	1,780,000	1,598,636
2.125%, 2/9/31	490,000	377,055
Amazon.com, Inc.
2.730%, 4/13/24(x)	500,000	488,212
0.450%, 5/12/24	580,000	543,372
2.800%, 8/22/24	375,000	364,034
3.000%, 4/13/25	750,000	722,852
0.800%, 6/3/25	500,000	453,651
5.200%, 12/3/25(x)	500,000	507,509
1.000%, 5/12/26	1,300,000	1,139,862
3.300%, 4/13/27	1,300,000	1,229,312
1.200%, 6/3/27	340,000	290,827
3.150%, 8/22/27(x)	4,000,000	3,735,718
1.650%, 5/12/28(x)	1,200,000	1,019,950
3.450%, 4/13/29	750,000	695,049
1.500%, 6/3/30	625,000	490,843
2.100%, 5/12/31	1,400,000	1,140,020
3.600%, 4/13/32(x)	1,650,000	1,498,553
eBay, Inc.
1.900%, 3/11/25(x)	525,000	487,856
1.400%, 5/10/26	1,000,000	876,272
3.600%, 6/5/27(x)	750,000	694,658
2.700%, 3/11/30(x)	700,000	569,592
2.600%, 5/10/31(x)	1,000,000	779,758
JD.com, Inc.
3.875%, 4/29/26	500,000	474,625
3.375%, 1/14/30(x)	320,000	276,295

		20,454,511

Leisure Products (0.0%)†
Hasbro, Inc.
3.000%, 11/19/24	350,000	334,860
3.550%, 11/19/26	250,000	230,753
3.500%, 9/15/27	290,000	263,548
3.900%, 11/19/29	500,000	438,761

		1,267,922

Multiline Retail (0.1%)
Dollar General Corp.
4.250%, 9/20/24(x)	175,000	172,946
4.150%, 11/1/25	125,000	121,334
3.875%, 4/15/27(x)	500,000	472,242
4.625%, 11/1/27	400,000	389,502
Dollar Tree, Inc.
4.000%, 5/15/25	2,000,000	1,938,967
2.650%, 12/1/31	500,000	391,359
Target Corp.
2.500%, 4/15/26	2,000,000	1,854,795
1.950%, 1/15/27	400,000	360,050
3.375%, 4/15/29(x)	750,000	687,040
4.500%, 9/15/32	500,000	476,286

		6,864,521

Specialty Retail (0.4%)
Advance Auto Parts, Inc.
1.750%, 10/1/27(x)	75,000	61,544
3.500%, 3/15/32	205,000	163,432
AutoNation, Inc.
3.500%, 11/15/24	400,000	385,191
4.500%, 10/1/25	215,000	207,748
3.800%, 11/15/27(x)	500,000	442,667
1.950%, 8/1/28	225,000	178,590
2.400%, 8/1/31(x)	150,000	107,037
3.850%, 3/1/32	300,000	238,819
AutoZone, Inc.
3.125%, 4/18/24	500,000	487,055
3.250%, 4/15/25	333,000	316,626
3.125%, 4/21/26(x)	125,000	117,009
3.750%, 4/18/29(x)	500,000	449,616
4.750%, 8/1/32	330,000	308,714
Best Buy Co., Inc.
4.450%, 10/1/28(x)	1,000,000	936,909
1.950%, 10/1/30	375,000	281,957
Home Depot, Inc. (The)
3.750%, 2/15/24	1,000,000	988,533
2.700%, 4/15/25	270,000	257,607
3.350%, 9/15/25	490,000	472,726
4.000%, 9/15/25	145,000	142,575
3.000%, 4/1/26	750,000	707,894
2.125%, 9/15/26	625,000	564,724
2.875%, 4/15/27(x)	335,000	309,945
2.800%, 9/14/27(x)	750,000	686,582
0.900%, 3/15/28(x)	700,000	569,370
3.900%, 12/6/28	290,000	275,024
2.950%, 6/15/29	455,000	399,568
3.250%, 4/15/32	435,000	377,969
4.500%, 9/15/32	440,000	421,571
Lowe’s Cos., Inc.
3.125%, 9/15/24	500,000	484,652
4.400%, 9/8/25	140,000	138,120
3.375%, 9/15/25	510,000	486,826
2.500%, 4/15/26	750,000	690,670
3.350%, 4/1/27	180,000	166,894
3.100%, 5/3/27(x)	750,000	688,007
1.300%, 4/15/28(x)	655,000	530,041
1.700%, 9/15/28	250,000	204,170
3.650%, 4/5/29	680,000	614,180
1.700%, 10/15/30(x)	655,000	497,168
2.625%, 4/1/31(x)	1,750,000	1,402,771
3.750%, 4/1/32	500,000	433,768
5.000%, 4/15/33	415,000	392,453
O’Reilly Automotive, Inc.
3.550%, 3/15/26	500,000	477,710
4.350%, 6/1/28	800,000	759,161
4.700%, 6/15/32(x)	250,000	234,174
Ross Stores, Inc.
0.875%, 4/15/26	1,400,000	1,204,192
TJX Cos., Inc. (The)
2.250%, 9/15/26	500,000	455,492
1.150%, 5/15/28	300,000	244,738
Tractor Supply Co.
1.750%, 11/1/30	280,000	210,667

		21,172,856

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.375%, 11/1/26(x)	1,000,000	911,604
2.850%, 3/27/30	1,000,000	868,204
PVH Corp.
4.625%, 7/10/25	145,000	138,650

See Notes to Portfolio of Investments.

365

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Ralph Lauren Corp.
3.750%, 9/15/25	$350,000	$339,602
2.950%, 6/15/30	130,000	109,475
VF Corp.
2.950%, 4/23/30	2,000,000	1,647,546

		4,015,081

Total Consumer Discretionary		89,747,952

Consumer Staples (1.9%)
Beverages (0.6%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	1,345,000	1,275,352
4.750%, 1/23/29	3,470,000	3,368,245
Brown-Forman Corp.
3.500%, 4/15/25	210,000	203,113
Coca-Cola Co. (The)
1.750%, 9/6/24(x)	750,000	714,481
2.900%, 5/25/27	500,000	464,065
1.450%, 6/1/27	300,000	260,594
1.500%, 3/5/28	730,000	619,746
1.000%, 3/15/28(x)	440,000	362,217
2.125%, 9/6/29(x)	750,000	630,153
1.650%, 6/1/30	2,010,000	1,597,871
2.000%, 3/5/31	835,000	671,982
Coca-Cola Consolidated, Inc.
3.800%, 11/25/25	250,000	239,592
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	1,295,000	1,107,225
Constellation Brands, Inc.
3.600%, 5/9/24	250,000	244,779
4.400%, 11/15/25	335,000	328,376
3.700%, 12/6/26	750,000	704,548
3.500%, 5/9/27	300,000	278,035
4.350%, 5/9/27	500,000	480,073
4.650%, 11/15/28	310,000	292,948
3.150%, 8/1/29	750,000	643,375
2.250%, 8/1/31	475,000	363,623
4.750%, 5/9/32	500,000	466,214
Diageo Capital plc
2.125%, 10/24/24	500,000	473,696
1.375%, 9/29/25	245,000	221,345
3.875%, 5/18/28	400,000	376,515
2.375%, 10/24/29	410,000	342,918
2.000%, 4/29/30	245,000	196,291
Keurig Dr Pepper, Inc.
3.130%, 12/15/23	500,000	490,920
0.750%, 3/15/24	250,000	235,560
4.417%, 5/25/25(x)	1,100,000	1,084,171
2.550%, 9/15/26	200,000	180,840
4.597%, 5/25/28(x)	1,000,000	960,953
3.950%, 4/15/29(x)	500,000	456,614
2.250%, 3/15/31(x)	210,000	163,700
4.050%, 4/15/32(x)	335,000	294,509
Molson Coors Beverage Co.
3.000%, 7/15/26	680,000	622,676
PepsiCo, Inc.
0.400%, 10/7/23(x)	265,000	255,023
3.600%, 3/1/24(x)	1,000,000	984,826
2.250%, 3/19/25	350,000	331,449
3.500%, 7/17/25	750,000	731,134
2.850%, 2/24/26	300,000	282,718
2.375%, 10/6/26(x)	670,000	614,459
2.625%, 3/19/27(x)	350,000	320,718
3.000%, 10/15/27(x)	750,000	692,251
3.600%, 2/18/28	500,000	474,250
2.625%, 7/29/29(x)	375,000	325,597
2.750%, 3/19/30	350,000	303,016
1.625%, 5/1/30	190,000	151,517
1.950%, 10/21/31(x)	3,130,000	2,483,100
3.900%, 7/18/32	200,000	185,172

		29,552,545

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.
3.000%, 5/18/27(x)	2,500,000	2,337,242
Kroger Co. (The)
4.000%, 2/1/24	190,000	187,907
2.650%, 10/15/26	600,000	546,470
4.500%, 1/15/29(x)	350,000	331,918
1.700%, 1/15/31	625,000	469,331
Sysco Corp.
2.400%, 2/15/30	115,000	93,268
5.950%, 4/1/30	2,000,000	2,022,135
2.450%, 12/14/31	180,000	140,541
Walgreens Boots Alliance, Inc.
0.950%, 11/17/23	500,000	479,122
3.450%, 6/1/26(x)	1,500,000	1,410,163
Walmart, Inc.
3.300%, 4/22/24	2,000,000	1,965,180
2.850%, 7/8/24	585,000	569,211
2.650%, 12/15/24	975,000	938,732
3.550%, 6/26/25	1,200,000	1,170,592
3.900%, 9/9/25	450,000	442,512
3.050%, 7/8/26(x)	415,000	396,616
1.050%, 9/17/26(x)	500,000	436,211
3.950%, 9/9/27(x)	440,000	428,254
1.500%, 9/22/28	475,000	396,970
2.375%, 9/24/29	19,000	16,346
1.800%, 9/22/31(x)	210,000	167,165
4.150%, 9/9/32	470,000	450,816

		15,396,702

Food Products (0.5%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	500,000	459,009
2.900%, 3/1/32	340,000	288,287
Bunge Ltd. Finance Corp.
1.630%, 8/17/25	500,000	449,598
3.250%, 8/15/26	215,000	200,571
3.750%, 9/25/27	225,000	205,692
2.750%, 5/14/31	750,000	591,367
Campbell Soup Co.
3.950%, 3/15/25	750,000	727,644
3.300%, 3/19/25(x)	450,000	429,970
4.150%, 3/15/28	1,000,000	935,467
Conagra Brands, Inc.
4.300%, 5/1/24	300,000	295,229
4.600%, 11/1/25	535,000	520,599
4.850%, 11/1/28	885,000	835,587
Flowers Foods, Inc.
3.500%, 10/1/26(x)	535,000	498,240
2.400%, 3/15/31	160,000	125,682
General Mills, Inc.
4.000%, 4/17/25	500,000	488,069
4.200%, 4/17/28	375,000	358,056
2.250%, 10/14/31	875,000	685,355
Hershey Co. (The)
2.050%, 11/15/24	200,000	189,895
0.900%, 6/1/25	215,000	194,888
3.200%, 8/21/25(x)	300,000	287,585
2.300%, 8/15/26	500,000	456,079
2.450%, 11/15/29	200,000	169,972
1.700%, 6/1/30	390,000	308,674

See Notes to Portfolio of Investments.

366

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Hormel Foods Corp.
0.650%, 6/3/24	$260,000	$243,435
1.700%, 6/3/28	535,000	454,591
1.800%, 6/11/30	415,000	332,802
Ingredion, Inc.
3.200%, 10/1/26	200,000	184,401
J M Smucker Co. (The)
3.500%, 3/15/25	720,000	693,737
3.375%, 12/15/27	850,000	775,451
2.375%, 3/15/30	185,000	148,657
JBS USA LUX SA
5.125%, 2/1/28§	2,500,000	2,341,672
Kellogg Co.
2.650%, 12/1/23(x)	917,000	895,272
3.400%, 11/15/27(x)	650,000	598,079
4.300%, 5/15/28	500,000	475,316
McCormick & Co., Inc.
3.150%, 8/15/24	500,000	482,216
0.900%, 2/15/26	235,000	203,663
3.400%, 8/15/27(x)	750,000	689,629
1.850%, 2/15/31(x)	165,000	122,905
Mead Johnson Nutrition Co.
4.125%, 11/15/25	610,000	593,507
Mondelez International, Inc.
2.125%, 3/17/24	135,000	129,799
1.500%, 5/4/25	290,000	265,340
2.625%, 3/17/27	400,000	359,253
2.750%, 4/13/30	2,835,000	2,350,199
3.000%, 3/17/32(x)	400,000	327,769
Tyson Foods, Inc.
4.000%, 3/1/26	250,000	239,766
3.550%, 6/2/27	975,000	901,565
4.350%, 3/1/29	325,000	307,009
Unilever Capital Corp.
3.250%, 3/7/24	585,000	574,181
2.600%, 5/5/24	930,000	903,626
0.626%, 8/12/24	240,000	224,011
3.375%, 3/22/25(x)	500,000	483,909
3.100%, 7/30/25	300,000	286,957
2.000%, 7/28/26	250,000	226,593
3.500%, 3/22/28	1,000,000	934,101
2.125%, 9/6/29	500,000	418,263
1.375%, 9/14/30	210,000	161,389
1.750%, 8/12/31(x)	345,000	266,355

		28,296,933

Household Products (0.2%)
Church & Dwight Co., Inc.
2.300%, 12/15/31(x)	210,000	165,097
Clorox Co. (The)
3.100%, 10/1/27	500,000	456,663
3.900%, 5/15/28	500,000	471,053
4.400%, 5/1/29(x)	500,000	473,883
1.800%, 5/15/30	140,000	107,887
4.600%, 5/1/32	500,000	466,407
Colgate-Palmolive Co.
3.250%, 3/15/24(x)	500,000	492,468
3.100%, 8/15/25(x)	125,000	120,871
3.100%, 8/15/27	250,000	234,816
Kimberly-Clark Corp.
3.050%, 8/15/25(x)	300,000	286,769
2.750%, 2/15/26(x)	250,000	234,482
1.050%, 9/15/27	250,000	210,676
3.950%, 11/1/28	375,000	355,180
3.200%, 4/25/29	750,000	675,207
2.000%, 11/2/31(x)	750,000	589,200
Procter & Gamble Co. (The)
0.550%, 10/29/25	500,000	446,045
1.000%, 4/23/26	350,000	311,060
2.450%, 11/3/26	500,000	465,210
1.900%, 2/1/27	600,000	543,518
2.850%, 8/11/27	1,000,000	924,706
1.200%, 10/29/30	500,000	385,836
1.950%, 4/23/31	1,000,000	811,734
2.300%, 2/1/32(x)	600,000	498,237

		9,727,005

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24	150,000	142,827
3.150%, 3/15/27	500,000	467,342
1.950%, 3/15/31	585,000	466,278
GSK Consumer Healthcare Capital UK plc
3.125%, 3/24/25§	750,000	707,471
GSK Consumer Healthcare Capital US LLC
3.024%, 3/24/24§	250,000	241,650
3.375%, 3/24/27§	550,000	498,958
3.375%, 3/24/29§	500,000	438,248
3.625%, 3/24/32§	610,000	518,635

		3,481,409

Tobacco (0.2%)
Altria Group, Inc.
2.350%, 5/6/25	385,000	356,682
4.400%, 2/14/26	195,000	188,102
2.625%, 9/16/26(x)	430,000	387,939
3.400%, 5/6/30	2,240,000	1,814,784
BAT Capital Corp.
2.789%, 9/6/24	525,000	499,412
3.215%, 9/6/26	750,000	672,558
3.557%, 8/15/27	1,250,000	1,097,271
2.259%, 3/25/28	350,000	279,813
3.462%, 9/6/29	750,000	610,584
4.906%, 4/2/30	1,500,000	1,312,682
4.742%, 3/16/32	500,000	417,922
BAT International Finance plc
1.668%, 3/25/26	350,000	302,692
4.448%, 3/16/28	500,000	445,529
Philip Morris International, Inc.
3.600%, 11/15/23(x)	600,000	592,871
2.875%, 5/1/24	500,000	484,835
3.250%, 11/10/24	500,000	483,767
1.500%, 5/1/25	205,000	187,662
3.375%, 8/11/25(x)	250,000	238,718
0.875%, 5/1/26	300,000	257,670
3.125%, 8/17/27	1,000,000	913,805
2.100%, 5/1/30	120,000	90,967
1.750%, 11/1/30	300,000	218,193
Reynolds American, Inc.
4.450%, 6/12/25	2,035,000	1,967,594

		13,822,052

Total Consumer Staples		100,276,646

Energy (2.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
1.231%, 12/15/23	205,000	196,618
2.061%, 12/15/26(x)	500,000	439,093
3.337%, 12/15/27	1,250,000	1,122,947

See Notes to Portfolio of Investments.

367

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.138%, 11/7/29	$215,000	$181,966
4.486%, 5/1/30	145,000	133,514
Halliburton Co.
3.800%, 11/15/25	38,000	36,568
2.920%, 3/1/30	2,000,000	1,664,303
Helmerich & Payne, Inc.
2.900%, 9/29/31	105,000	82,067
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25	125,000	113,193
Schlumberger Investment SA
2.650%, 6/26/30	1,350,000	1,118,501

		5,088,770

Oil, Gas & Consumable Fuels (1.9%)
Boardwalk Pipelines LP
4.950%, 12/15/24	500,000	493,692
5.950%, 6/1/26	250,000	251,695
4.800%, 5/3/29	415,000	382,032
BP Capital Markets America, Inc.
3.410%, 2/11/26	750,000	713,173
3.119%, 5/4/26	500,000	467,017
4.234%, 11/6/28	1,250,000	1,177,645
1.749%, 8/10/30(x)	3,300,000	2,560,406
2.721%, 1/12/32	625,000	507,207
BP Capital Markets plc
3.279%, 9/19/27	3,250,000	2,980,405
Canadian Natural Resources Ltd.
3.800%, 4/15/24	64,000	62,583
2.050%, 7/15/25(x)	350,000	318,629
3.850%, 6/1/27	1,300,000	1,195,830
2.950%, 7/15/30	350,000	287,414
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	2,500,000	2,418,478
Chevron Corp.
2.954%, 5/16/26	1,500,000	1,411,485
1.995%, 5/11/27	250,000	221,265
2.236%, 5/11/30	1,325,000	1,099,267
Chevron USA, Inc.
0.687%, 8/12/25(x)	665,000	594,076
1.018%, 8/12/27(x)	310,000	259,173
CNOOC Finance 2013 Ltd.
2.875%, 9/30/29	600,000	532,987
CNOOC Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,090,237
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	1,600,000	1,548,300
4.375%, 5/2/28	200,000	194,662
Columbia Pipeline Group, Inc.
4.500%, 6/1/25	400,000	391,817
ConocoPhillips Co.
2.125%, 3/8/24	1,800,000	1,738,988
2.400%, 3/7/25	1,800,000	1,700,091
Coterra Energy, Inc.
4.375%, 3/15/29§	350,000	321,196
Devon Energy Corp.
5.850%, 12/15/25	500,000	505,062
Diamondback Energy, Inc.
3.250%, 12/1/26	765,000	704,753
Enbridge, Inc.
0.550%, 10/4/23	200,000	190,764
2.150%, 2/16/24	220,000	211,436
3.500%, 6/10/24	1,000,000	973,760
2.500%, 1/15/25	350,000	328,986
2.500%, 2/14/25(x)	205,000	191,836
1.600%, 10/4/26	270,000	233,458
4.250%, 12/1/26	500,000	476,160
3.700%, 7/15/27	1,250,000	1,157,053
3.125%, 11/15/29	750,000	641,400
Energy Transfer LP
4.500%, 4/15/24	250,000	246,431
3.900%, 5/15/24(e)	750,000	732,753
2.900%, 5/15/25	770,000	714,537
5.950%, 12/1/25	250,000	249,742
4.750%, 1/15/26	1,250,000	1,206,213
3.900%, 7/15/26	500,000	466,549
4.950%, 5/15/28	300,000	279,893
4.950%, 6/15/28	375,000	349,717
5.250%, 4/15/29	1,000,000	940,793
4.150%, 9/15/29(x)	750,000	655,291
Enterprise Products Operating LLC
3.750%, 2/15/25	1,415,000	1,370,361
4.150%, 10/16/28	600,000	558,349
3.125%, 7/31/29	750,000	645,723
2.800%, 1/31/30	755,000	630,030
(ICE LIBOR USD 3 Month + 2.57%), 5.375%, 2/15/78(k)	500,000	382,840
Series E (ICE LIBOR USD 3 Month + 3.03%), 5.250%, 8/16/77(k)(x)	750,000	626,372
EOG Resources, Inc.
3.150%, 4/1/25	2,000,000	1,921,863
4.150%, 1/15/26	500,000	487,137
EQT Corp.
5.678%, 10/1/25	240,000	238,286
5.700%, 4/1/28	375,000	368,678
Equinor ASA
2.650%, 1/15/24	500,000	486,897
3.700%, 3/1/24	1,000,000	984,972
3.250%, 11/10/24	600,000	582,962
1.750%, 1/22/26	415,000	373,625
3.625%, 9/10/28(x)	600,000	559,012
2.375%, 5/22/30	375,000	310,577
Exxon Mobil Corp.
2.709%, 3/6/25	1,000,000	956,780
3.043%, 3/1/26	2,025,000	1,914,418
2.275%, 8/16/26(x)	500,000	455,449
2.440%, 8/16/29(x)	750,000	643,810
3.482%, 3/19/30	5,000,000	4,537,446
HF Sinclair Corp.
5.875%, 4/1/26§	250,000	244,215
Kinder Morgan Energy Partners LP
4.250%, 9/1/24	750,000	738,596
Kinder Morgan, Inc.
1.750%, 11/15/26	1,715,000	1,484,597
4.300%, 3/1/28	1,250,000	1,169,028
Magellan Midstream Partners LP
5.000%, 3/1/26(x)	250,000	246,165
3.250%, 6/1/30	250,000	210,571
Marathon Oil Corp.
4.400%, 7/15/27	750,000	699,875
Marathon Petroleum Corp.
4.700%, 5/1/25	1,000,000	983,035
5.125%, 12/15/26	2,000,000	1,970,739
3.800%, 4/1/28	300,000	268,605
MPLX LP
4.875%, 12/1/24	1,000,000	987,890
4.000%, 2/15/25(x)	300,000	289,345

See Notes to Portfolio of Investments.

368

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.875%, 6/1/25	$1,500,000	$1,472,902
1.750%, 3/1/26	350,000	306,740
4.125%, 3/1/27	2,085,000	1,942,461
2.650%, 8/15/30	455,000	356,807
ONEOK, Inc.
2.750%, 9/1/24	350,000	333,481
2.200%, 9/15/25(x)	350,000	317,339
5.850%, 1/15/26	160,000	160,531
4.000%, 7/13/27	225,000	206,907
4.350%, 3/15/29	500,000	447,942
3.400%, 9/1/29	500,000	418,718
3.100%, 3/15/30	350,000	284,007
Phillips 66
0.900%, 2/15/24(x)	250,000	237,103
3.850%, 4/9/25	500,000	484,475
1.300%, 2/15/26	140,000	122,523
3.900%, 3/15/28(x)	500,000	459,051
Phillips 66 Co.
3.550%, 10/1/26§	300,000	278,900
Pioneer Natural Resources Co.
1.125%, 1/15/26	350,000	305,288
1.900%, 8/15/30	1,000,000	766,167
2.150%, 1/15/31	260,000	200,143
Plains All American Pipeline LP
3.850%, 10/15/23	250,000	246,348
4.500%, 12/15/26	500,000	472,705
3.550%, 12/15/29	2,500,000	2,091,144
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	1,215,000	1,213,093
5.000%, 3/15/27	3,000,000	2,881,662
4.500%, 5/15/30	1,225,000	1,113,790
Spectra Energy Partners LP
3.500%, 3/15/25	1,000,000	956,677
3.375%, 10/15/26	315,000	290,253
Targa Resources Corp.
5.200%, 7/1/27	1,040,000	999,474
TC PipeLines LP
3.900%, 5/25/27	200,000	186,896
TotalEnergies Capital International SA
3.750%, 4/10/24	2,000,000	1,974,664
2.434%, 1/10/25(x)	500,000	474,109
3.455%, 2/19/29	750,000	684,227
TotalEnergies Capital SA
3.883%, 10/11/28(x)	250,000	233,436
TransCanada PipeLines Ltd.
1.000%, 10/12/24(x)	455,000	419,302
4.875%, 1/15/26	550,000	539,152
4.250%, 5/15/28	1,750,000	1,624,783
2.500%, 10/12/31	625,000	483,055
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	457,410
3.250%, 5/15/30	250,000	210,343
Valero Energy Corp.
2.150%, 9/15/27	750,000	647,818
4.350%, 6/1/28	240,000	230,435
4.000%, 4/1/29	765,000	701,409
Valero Energy Partners LP
4.500%, 3/15/28	500,000	472,269
Williams Cos., Inc. (The)
4.500%, 11/15/23	1,000,000	990,194
4.550%, 6/24/24	1,270,000	1,256,188
3.750%, 6/15/27	500,000	460,136
2.600%, 3/15/31	1,165,000	915,242
4.650%, 8/15/32(x)	750,000	685,441

		97,717,725

Total Energy		102,806,495

Financials (15.4%)
Banks (9.1%)
Australia & New Zealand Banking Group Ltd.
3.700%, 11/16/25	1,000,000	963,418
Banco Bilbao Vizcaya Argentaria SA
1.125%, 9/18/25	800,000	705,480
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26(k)	600,000	586,326
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.70%), 6.138%, 9/14/28(k)	600,000	578,715
Banco Santander SA
3.892%, 5/24/24	600,000	584,589
2.706%, 6/27/24	800,000	763,237
3.496%, 3/24/25	600,000	571,381
2.746%, 5/28/25	200,000	182,967
5.147%, 8/18/25	460,000	446,869
1.849%, 3/25/26	600,000	518,826
4.250%, 4/11/27	1,000,000	919,404
5.294%, 8/18/27(x)	435,000	410,433
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.722%, 9/14/27(k)	485,000	401,349
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	200,000	180,627
4.379%, 4/12/28	1,200,000	1,067,153
3.306%, 6/27/29	800,000	679,770
3.490%, 5/28/30	200,000	161,120
2.749%, 12/3/30	1,745,000	1,251,377
2.958%, 3/25/31	480,000	364,806
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32(k)	600,000	427,674
Bank of America Corp.
4.125%, 1/22/24	1,200,000	1,190,812
4.200%, 8/26/24	625,000	613,028
(SOFR + 0.74%), 0.810%, 10/24/24(k)	1,500,000	1,426,205
4.000%, 1/22/25	1,000,000	968,085
(SOFR + 0.67%), 1.843%, 2/4/25(k)	800,000	760,812
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25(k)	1,500,000	1,452,261
(SOFR + 0.69%), 0.976%, 4/22/25(k)	1,500,000	1,395,047
(SOFR + 1.11%), 3.841%, 4/25/25(k)	1,000,000	968,606
3.875%, 8/1/25	2,000,000	1,943,187
(SOFR + 0.91%), 0.981%, 9/25/25(k)	750,000	683,840

See Notes to Portfolio of Investments.

369

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25(k)	$1,150,000	$1,093,592
(ICE LIBOR USD 3 Month + 0.87%), 2.456%, 10/22/25(k)	1,000,000	936,573
(SOFR + 0.65%), 1.530%, 12/6/25(k)	2,500,000	2,287,612
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26(k)	4,750,000	4,501,912
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26(k)	1,000,000	914,297
4.450%, 3/3/26	655,000	631,246
(SOFR + 1.33%), 3.384%, 4/2/26(k)	750,000	713,887
(SOFR + 1.15%), 1.319%, 6/19/26(k)	1,750,000	1,551,858
(SOFR + 1.75%), 4.827%, 7/22/26(k)	1,000,000	985,206
(SOFR + 1.01%), 1.197%, 10/24/26(k)	1,500,000	1,306,764
(ICE LIBOR USD 3 Month + 1.06%), 3.559%, 4/23/27(k)	1,500,000	1,383,931
(SOFR + 0.96%), 1.734%, 7/22/27(k)	2,410,000	2,064,677
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	1,000,000	918,763
(SOFR + 1.05%), 2.551%, 2/4/28(k)	800,000	697,067
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)	1,500,000	1,365,224
(SOFR + 1.58%), 4.376%, 4/27/28(k)	1,250,000	1,169,490
(SOFR + 2.04%), 4.948%, 7/22/28(k)	1,000,000	964,818
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	4,450,000	3,935,741
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29(k)	2,000,000	1,806,860
(SOFR + 1.06%), 2.087%, 6/14/29(k)	2,150,000	1,740,176
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)	2,250,000	2,054,866
(ICE LIBOR USD 3 Month + 1.18%), 3.194%, 7/23/30(k)	1,300,000	1,093,292
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31(k)	3,500,000	2,787,530
(SOFR + 1.53%), 1.898%, 7/23/31(k)	1,000,000	743,634
(SOFR + 1.37%), 1.922%, 10/24/31(k)	1,500,000	1,107,981
(SOFR + 1.32%), 2.687%, 4/22/32(k)	2,000,000	1,560,784
(SOFR + 1.22%), 2.299%, 7/21/32(k)	1,500,000	1,118,733
(SOFR + 1.21%), 2.572%, 10/20/32(k)	1,350,000	1,028,749
(SOFR + 1.33%), 2.972%, 2/4/33(k)	490,000	385,972
(SOFR + 1.83%), 4.571%, 4/27/33(k)	1,000,000	894,405
(SOFR + 2.16%), 5.015%, 7/22/33(k)	1,000,000	926,966
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	1,750,000	1,264,323
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37(k)	1,400,000	1,133,204
Series L 3.950%, 4/21/25	2,450,000	2,360,088
Series N (SOFR + 0.91%), 1.658%, 3/11/27(k)	750,000	650,611
(SOFR + 1.22%), 2.651%, 3/11/32(k)	500,000	390,000
Bank of Montreal
0.450%, 12/8/23	1,785,000	1,695,987
2.150%, 3/8/24	400,000	384,817
2.500%, 6/28/24(x)	500,000	479,261
0.625%, 7/9/24(x)	535,000	495,660
1.500%, 1/10/25	435,000	400,353
3.700%, 6/7/25	405,000	389,678
1.250%, 9/15/26(x)	500,000	428,790
(SOFR + 0.60%), 0.949%, 1/22/27(k)	1,200,000	1,041,547
2.650%, 3/8/27	265,000	236,956
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.088%, 1/10/37(k)	750,000	563,273
Series E 3.300%, 2/5/24	1,000,000	979,456
Series H
4.250%, 9/14/24(x)	500,000	492,673
4.700%, 9/14/27(x)	500,000	483,389
Bank of Nova Scotia (The)
3.400%, 2/11/24	750,000	734,376
2.440%, 3/11/24(x)	500,000	482,284
0.700%, 4/15/24	500,000	468,292
0.650%, 7/31/24(x)	340,000	313,529
1.450%, 1/10/25	185,000	169,737
2.200%, 2/3/25(x)	750,000	700,809
3.450%, 4/11/25	300,000	287,047
1.300%, 6/11/25	750,000	675,385
1.050%, 3/2/26	750,000	653,457
1.350%, 6/24/26(x)	500,000	437,234
2.700%, 8/3/26(x)	750,000	682,651
1.300%, 9/15/26	500,000	429,123
1.950%, 2/2/27	175,000	152,608
2.951%, 3/11/27	500,000	453,850
2.150%, 8/1/31	500,000	376,321
2.450%, 2/2/32	250,000	190,729
Series 2 (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.625%, 10/27/81(k)	2,250,000	1,638,799
BankUnited, Inc.
5.125%, 6/11/30(x)	750,000	698,098

See Notes to Portfolio of Investments.

370

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EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.007%, 12/10/24(k)	$385,000	$362,814
3.650%, 3/16/25	1,750,000	1,658,781
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25(k)	750,000	721,224
4.375%, 1/12/26	1,500,000	1,415,341
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.304%, 8/9/26(k)	925,000	889,251
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.279%, 11/24/27(k)	735,000	616,074
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.501%, 8/9/28(k)	690,000	647,936
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29(k)	1,000,000	900,735
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30(k)	2,000,000	1,744,266
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)	1,000,000	731,474
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32(k)	675,000	488,227
BNP Paribas SA
4.250%, 10/15/24	1,000,000	976,173
Canadian Imperial Bank of Commerce
0.500%, 12/14/23(x)	500,000	475,261
3.100%, 4/2/24(x)	750,000	730,972
1.000%, 10/18/24	570,000	525,950
2.250%, 1/28/25	750,000	703,144
3.300%, 4/7/25	175,000	167,198
3.945%, 8/4/25	500,000	482,452
0.950%, 10/23/25	130,000	114,723
1.250%, 6/22/26(x)	750,000	648,681
3.450%, 4/7/27(x)	225,000	208,544
3.600%, 4/7/32	225,000	190,847
Citigroup, Inc.
3.750%, 6/16/24	500,000	492,723
4.000%, 8/5/24	2,500,000	2,447,501
3.875%, 3/26/25	500,000	477,709
(ICE LIBOR USD 3 Month + 0.90%), 3.352%, 4/24/25(k)	1,500,000	1,446,285
3.300%, 4/27/25	1,000,000	951,624
(SOFR + 0.67%), 0.981%, 5/1/25(k)	750,000	695,233
(SOFR + 1.37%), 4.140%, 5/24/25(k)	645,000	628,399
4.400%, 6/10/25	650,000	630,701
(SOFR + 0.53%), 1.281%, 11/3/25(k)	375,000	342,641
(SOFR + 0.69%), 2.014%, 1/25/26(k)	855,000	790,527
4.600%, 3/9/26	595,000	573,944
(SOFR + 1.53%), 3.290%, 3/17/26(k)	1,500,000	1,417,311
(SOFR + 2.84%), 3.106%, 4/8/26(k)	2,500,000	2,343,505
3.400%, 5/1/26	2,500,000	2,337,630
(United States SOFR Compounded Index + 1.55%), 5.610%, 9/29/26(k)	750,000	746,145
3.200%, 10/21/26	3,250,000	2,982,028
(SOFR + 0.77%), 1.122%, 1/28/27(k)	1,250,000	1,070,766
(SOFR + 0.77%), 1.462%, 6/9/27(k)	1,375,000	1,170,380
4.450%, 9/29/27	1,250,000	1,160,824
(SOFR + 1.28%), 3.070%, 2/24/28(k)	1,000,000	898,569
(SOFR + 1.89%), 4.658%, 5/24/28(k)(x)	715,000	678,199
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)	3,000,000	2,716,002
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28(k)	2,500,000	2,233,901
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)	2,000,000	1,810,860
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)	1,750,000	1,553,600
(SOFR + 1.42%), 2.976%, 11/5/30(k)	1,250,000	1,025,859
(SOFR + 1.15%), 2.666%, 1/29/31(k)	1,500,000	1,198,522
(SOFR + 2.11%), 2.572%, 6/3/31(k)	2,000,000	1,574,173
(SOFR + 1.17%), 2.561%, 5/1/32(k)	835,000	640,347
(SOFR + 1.18%), 2.520%, 11/3/32(k)	895,000	677,136
(SOFR + 1.35%), 3.057%, 1/25/33(k)	800,000	632,095
(SOFR + 1.94%), 3.785%, 3/17/33(k)	1,500,000	1,262,163
(SOFR + 2.09%), 4.910%, 5/24/33(k)	500,000	459,973
Citizens Bank NA 2.250%, 4/28/25	400,000	371,226
(SOFR + 1.40%), 4.119%, 5/23/25(k)	500,000	490,808
3.750%, 2/18/26	500,000	479,784
(SOFR + 2.00%), 4.575%, 8/9/28(k)	500,000	477,343
Citizens Financial Group, Inc.
2.850%, 7/27/26	500,000	456,669
2.500%, 2/6/30	150,000	117,115
3.250%, 4/30/30	470,000	382,410
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37(k)	500,000	459,427

See Notes to Portfolio of Investments.

371

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Comerica Bank
2.500%, 7/23/24	$300,000	$287,349
4.000%, 7/27/25	250,000	239,308
(SOFR + 2.61%), 5.332%, 8/25/33(k)	250,000	232,364
Comerica, Inc.
4.000%, 2/1/29	450,000	415,872
Cooperatieve Rabobank UA
0.375%, 1/12/24	405,000	382,896
3.875%, 8/22/24	500,000	490,281
1.375%, 1/10/25	500,000	461,882
3.375%, 5/21/25	1,000,000	960,067
4.375%, 8/4/25	500,000	476,669
3.750%, 7/21/26	815,000	756,683
Discover Bank
2.450%, 9/12/24	750,000	709,705
3.450%, 7/27/26	840,000	765,800
4.650%, 9/13/28	625,000	567,928
2.700%, 2/6/30	250,000	195,575
Fifth Third Bancorp
4.300%, 1/16/24	700,000	692,535
3.650%, 1/25/24	750,000	736,776
2.375%, 1/28/25	250,000	233,967
(SOFR + 0.69%), 1.707%, 11/1/27(k)	310,000	269,154
3.950%, 3/14/28	750,000	700,008
(SOFR + 1.36%), 4.055%, 4/25/28(k)(x)	290,000	270,947
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30(k)	500,000	465,917
(SOFR + 1.66%), 4.337%, 4/25/33(k)	250,000	221,200
Fifth Third Bank NA
3.950%, 7/28/25	645,000	628,560
3.850%, 3/15/26	600,000	565,900
2.250%, 2/1/27	300,000	266,723
First Horizon Corp.
4.000%, 5/26/25	500,000	482,423
HSBC Holdings plc
4.250%, 3/14/24	1,700,000	1,662,581
(SOFR + 0.58%), 1.162%, 11/22/24(k)	1,000,000	945,509
(ICE LIBOR USD 3 Month + 1.21%), 3.803%, 3/11/25(k)	875,000	846,758
(SOFR + 0.71%), 0.976%, 5/24/25(k)	335,000	308,438
4.250%, 8/18/25	1,600,000	1,528,121
(SOFR + 1.40%), 2.633%, 11/7/25(k)	830,000	770,502
(SOFR + 1.51%), 4.180%, 12/9/25(k)	1,000,000	955,324
(SOFR + 1.43%), 2.999%, 3/10/26(k)	875,000	809,240
(SOFR + 1.54%), 1.645%, 4/18/26(k)	2,125,000	1,888,186
(SOFR + 1.93%), 2.099%, 6/4/26(k)	825,000	738,617
4.375%, 11/23/26	1,815,000	1,706,301
(SOFR + 1.29%), 1.589%, 5/24/27(k)	820,000	684,990
(SOFR + 1.10%), 2.251%, 11/22/27(k)	780,000	659,541
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28(k)	1,250,000	1,131,175
(SOFR + 2.11%), 4.755%, 6/9/28(k)	1,000,000	919,458
(SOFR + 2.61%), 5.210%, 8/11/28(k)	495,000	463,463
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)	1,120,000	996,862
(SOFR + 1.29%), 2.206%, 8/17/29(k)	450,000	350,401
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30(k)	1,165,000	983,560
2.848%, 6/4/31	5,715,000	4,373,365
(SOFR + 1.19%), 2.804%, 5/24/32(k)	595,000	436,678
(SOFR + 1.41%), 2.871%, 11/22/32(k)	790,000	580,364
(SOFR + 2.53%), 4.762%, 3/29/33(k)	420,000	345,853
(SOFR + 2.87%), 5.402%, 8/11/33(k)	490,000	434,632
HSBC USA, Inc.
3.500%, 6/23/24	900,000	879,973
Huntington Bancshares, Inc.
2.625%, 8/6/24	500,000	478,630
4.000%, 5/15/25	350,000	340,988
(SOFR + 1.97%),
4.443%, 8/4/28(k)	250,000	234,460
2.550%, 2/4/30	500,000	402,384
(SOFR + 2.05%), 5.023%, 5/17/33(k)(x)	420,000	389,717
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)	500,000	353,012
Huntington National Bank (The)
3.550%, 10/6/23	500,000	494,064
(SOFR + 1.21%), 4.008%, 5/16/25(k)	250,000	246,551
(United States SOFR Compounded Index + 1.65%), 4.552%, 5/17/28(k)	250,000	240,555
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27	500,000	473,580
ING Groep NV
4.100%, 10/2/23	1,500,000	1,480,742
3.550%, 4/9/24	750,000	730,977
(SOFR + 1.64%), 3.869%, 3/28/26(k)	500,000	473,405
3.950%, 3/29/27	1,250,000	1,147,419
(SOFR + 1.01%), 1.726%, 4/1/27(k)	375,000	321,684
(SOFR + 1.83%), 4.017%, 3/28/28(k)	500,000	456,226
4.050%, 4/9/29	560,000	500,367
(SOFR + 1.32%), 2.727%, 4/1/32(k)	265,000	203,874
JPMorgan Chase & Co.
3.875%, 2/1/24	3,000,000	2,969,393
3.625%, 5/13/24(x)	3,000,000	2,952,108
(ICE LIBOR USD 3 Month + 1.00%), 4.023%, 12/5/24(k)	1,250,000	1,229,580
(SOFR + 0.42%), 0.563%, 2/16/25(k)	975,000	910,460

See Notes to Portfolio of Investments.

372

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EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)	$2,365,000	$2,289,496
(SOFR + 0.54%),
0.824%, 6/1/25(k)	1,345,000	1,246,576
3.845%, 6/14/25	800,000	775,516
(CME Term SOFR 3 Month + 0.58%), 0.969%, 6/23/25(k)	1,750,000	1,619,415
(SOFR + 0.49%), 0.768%, 8/9/25(k)	2,665,000	2,442,362
(SOFR + 1.16%), 2.301%, 10/15/25(k)	1,500,000	1,406,588
(SOFR + 0.61%), 1.561%, 12/10/25(k)	2,000,000	1,834,063
(SOFR + 0.92%), 2.595%, 2/24/26(k)	500,000	468,214
(CME Term SOFR 3 Month + 1.59%), 2.005%, 3/13/26(k)	555,000	508,212
3.300%, 4/1/26	2,000,000	1,876,776
(SOFR + 1.32%), 4.080%, 4/26/26(k)	1,000,000	960,518
3.200%, 6/15/26	1,750,000	1,629,997
(SOFR + 0.80%), 1.045%, 11/19/26(k)	1,250,000	1,082,092
(CME Term SOFR 3 Month + 0.70%), 1.040%, 2/4/27(k)	1,250,000	1,066,855
(SOFR + 0.89%), 1.578%, 4/22/27(k)	1,185,000	1,023,396
(SOFR + 0.77%), 1.470%, 9/22/27(k)	925,000	782,197
(SOFR + 1.17%), 2.947%, 2/24/28(k)	300,000	264,594
(SOFR + 1.56%), 4.323%, 4/26/28(k)	1,000,000	938,208
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)	2,750,000	2,480,044
(SOFR + 1.89%), 2.182%, 6/1/28(k)	1,750,000	1,480,831
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	7,000,000	6,198,349
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29(k)	1,500,000	1,353,266
(SOFR + 1.02%), 2.069%, 6/1/29(k)	1,110,000	899,950
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29(k)	1,500,000	1,366,714
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	1,000,000	912,992
(ICE LIBOR USD 3 Month + 1.16%), 3.702%, 5/6/30(k)	625,000	545,405
(SOFR + 1.75%), 4.565%, 6/14/30(k)	555,000	510,067
(SOFR + 1.51%), 2.739%, 10/15/30(k)	1,735,000	1,415,750
(SOFR + 2.52%), 2.956%, 5/13/31(k)	815,000	645,000
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31(k)	1,250,000	913,137
(SOFR + 1.07%), 1.953%, 2/4/32(k)	750,000	552,657
(SOFR + 1.25%), 2.580%, 4/22/32(k)	1,155,000	896,427
(SOFR + 1.18%), 2.545%, 11/8/32(k)	2,750,000	2,090,989
(SOFR + 1.26%), 2.963%, 1/25/33(k)	700,000	550,544
(SOFR + 1.80%), 4.586%, 4/26/33(k)	835,000	754,804
(SOFR + 2.58%), 5.717%, 9/14/33(k)	960,000	906,694
KeyBank NA
3.300%, 6/1/25	250,000	238,137
4.150%, 8/8/25	535,000	518,331
3.400%, 5/20/26	1,000,000	926,517
4.390%, 12/14/27	100,000	95,525
4.900%, 8/8/32	500,000	450,240
KeyCorp
(SOFR + 1.25%),
3.878%, 5/23/25(k)	215,000	208,891
4.150%, 10/29/25(x)	310,000	299,713
2.250%, 4/6/27	750,000	649,943
Korea Development Bank (The)
3.750%, 1/22/24	500,000	494,625
3.250%, 2/19/24	350,000	343,503
0.400%, 3/9/24	220,000	207,328
0.400%, 6/19/24	425,000	395,615
2.125%, 10/1/24	390,000	371,424
0.750%, 1/25/25	500,000	456,500
1.750%, 2/18/25	250,000	232,525
2.000%, 2/24/25	850,000	794,920
4.000%, 9/8/25	465,000	454,547
0.800%, 4/27/26	300,000	261,450
0.800%, 7/19/26	500,000	431,625
1.000%, 9/9/26	400,000	346,316
2.250%, 2/24/27	700,000	629,342
1.375%, 4/25/27	500,000	432,438
1.625%, 1/19/31	500,000	391,870
2.000%, 10/25/31	500,000	399,000
4.250%, 9/8/32	500,000	465,630
Kreditanstalt fuer Wiederaufbau
0.250%, 10/19/23	2,000,000	1,917,480
2.625%, 2/28/24	2,125,000	2,076,414
0.250%, 3/8/24	1,635,000	1,543,722
1.375%, 8/5/24	2,250,000	2,133,663
3.375%, 8/23/24	625,000	613,717
0.500%, 9/20/24	2,000,000	1,858,017
2.500%, 11/20/24	5,000,000	4,813,417
1.250%, 1/31/25	3,500,000	3,261,390
3.125%, 6/10/25	1,500,000	1,453,784
0.375%, 7/18/25	920,000	824,628
0.625%, 1/22/26(x)	3,600,000	3,195,752
3.000%, 5/20/27(x)	1,575,000	1,497,597
2.875%, 4/3/28(x)	1,750,000	1,639,460
1.750%, 9/14/29	525,000	452,187
0.750%, 9/30/30(x)	400,000	310,352
Landwirtschaftliche Rentenbank
3.125%, 11/14/23	1,500,000	1,480,983
2.000%, 1/13/25	3,000,000	2,850,492
0.875%, 3/30/26	600,000	530,105
1.750%, 7/27/26	500,000	455,116
0.875%, 9/3/30	750,000	588,722
Series 40 0.500%, 5/27/25(x)	730,000	659,868
Lloyds Banking Group plc
3.900%, 3/12/24	400,000	391,967
4.450%, 5/8/25	575,000	556,749

See Notes to Portfolio of Investments.

373

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25(k)	$1,000,000	$964,203
4.582%, 12/10/25	1,000,000	949,303
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.511%, 3/18/26(k)	500,000	468,347
4.650%, 3/24/26	1,750,000	1,648,655
3.750%, 1/11/27	1,385,000	1,273,560
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.80%), 3.750%, 3/18/28(k)	400,000	361,307
4.375%, 3/22/28	1,350,000	1,230,788
4.550%, 8/16/28	850,000	775,017
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	1,750,000	1,534,645
M&T Bank Corp.
(United States SOFR Compounded Index + 1.78%), 4.553%, 8/16/28(k)	335,000	322,427
Manufacturers & Traders Trust Co.
2.900%, 2/6/25	1,000,000	952,357
3.400%, 8/17/27	330,000	296,437
Mitsubishi UFJ Financial Group, Inc.
3.407%, 3/7/24	750,000	733,997
2.801%, 7/18/24	1,000,000	960,307
2.193%, 2/25/25	1,000,000	931,548
3.777%, 3/2/25(x)	1,000,000	969,578
1.412%, 7/17/25	430,000	386,414
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 4.788%, 7/18/25(k)	400,000	395,351
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.953%, 7/19/25(k)	500,000	460,445
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.063%, 9/12/25(k)	400,000	396,405
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.962%, 10/11/25(k)	760,000	692,121
3.850%, 3/1/26	216,000	204,974
2.757%, 9/13/26(x)	1,250,000	1,126,731
3.677%, 2/22/27	1,000,000	925,147
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.538%, 7/20/27(k)	500,000	426,197
3.287%, 7/25/27	1,000,000	901,828
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27(k)	1,500,000	1,271,133
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.341%, 1/19/28(k)	600,000	518,847
3.961%, 3/2/28	1,500,000	1,382,751
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.017%, 7/20/28(k)	400,000	384,148
4.050%, 9/11/28	1,000,000	919,226
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.354%, 9/13/28(k)	400,000	390,129
3.741%, 3/7/29	750,000	673,271
3.195%, 7/18/29	1,000,000	850,970
2.559%, 2/25/30	1,000,000	804,733
2.048%, 7/17/30	460,000	353,255
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33(k)	500,000	385,712
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33(k)	400,000	373,374
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.472%, 9/13/33(k)	600,000	577,921
Mizuho Financial Group, Inc.
(SOFR + 1.24%), 2.839%, 7/16/25(k)	750,000	711,866
(SOFR + 1.36%), 2.555%, 9/13/25(k)	500,000	471,335
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.651%, 5/22/26(k)	500,000	459,899
(ICE LIBOR USD 3 Month + 0.83%),
2.226%, 5/25/26(k)	300,000	272,346
2.839%, 9/13/26	850,000	757,741
3.663%, 2/28/27	1,000,000	913,478
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.234%, 5/22/27(k)	500,000	423,230
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.554%, 7/9/27(k)	750,000	637,567
3.170%, 9/11/27(x)	1,250,000	1,106,502

See Notes to Portfolio of Investments.

374

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EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.27%), 4.254%, 9/11/29(k)	$1,000,000	$900,473
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30(k)	500,000	418,598
(ICE LIBOR USD 3 Month + 1.13%), 3.153%, 7/16/30(k)(x)	750,000	625,669
(SOFR + 1.77%), 2.201%, 7/10/31(k)	500,000	376,347
(SOFR + 1.53%), 1.979%, 9/8/31(k)	300,000	221,426
2.564%, 9/13/31	310,000	227,153
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32(k)(x)	750,000	551,958
National Australia Bank Ltd.
3.500%, 6/9/25	250,000	240,906
3.375%, 1/14/26	750,000	715,941
2.500%, 7/12/26	1,500,000	1,370,195
3.905%, 6/9/27(x)	500,000	476,406
National Bank of Canada
0.750%, 8/6/24	300,000	276,528
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.40%), 0.550%, 11/15/24(k)	530,000	502,163
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.76%), 4.269%, 3/22/25(k)	1,000,000	972,286
4.800%, 4/5/26	1,750,000	1,680,379
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.642%, 6/14/27(k)	1,050,000	882,659
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28(k)	295,000	254,804
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.516%, 9/30/28(k)	200,000	190,385
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29(k)	3,050,000	2,774,028
(ICE LIBOR USD 3 Month + 1.87%), 4.445%, 5/8/30(k)(x)	750,000	660,382
Oesterreichische Kontrollbank AG
1.500%, 2/12/25	375,000	351,605
2.875%, 5/23/25	1,000,000	961,126
0.375%, 9/17/25	910,000	809,770
0.500%, 2/2/26	935,000	820,383
3.625%, 9/9/27	409,000	399,501
PNC Bank NA
2.500%, 8/27/24	500,000	479,334
3.300%, 10/30/24	1,000,000	967,213
2.950%, 2/23/25	250,000	238,514
3.875%, 4/10/25	1,000,000	964,937
3.250%, 6/1/25	500,000	478,053
3.100%, 10/25/27	500,000	457,056
3.250%, 1/22/28	1,000,000	917,685
2.700%, 10/22/29	395,000	324,512
PNC Financial Services Group, Inc. (The)
3.500%, 1/23/24	175,000	172,866
3.900%, 4/29/24	500,000	493,083
2.200%, 11/1/24	500,000	475,102
2.600%, 7/23/26	350,000	319,766
1.150%, 8/13/26	500,000	432,908
3.150%, 5/19/27	750,000	688,992
3.450%, 4/23/29	750,000	669,321
2.550%, 1/22/30	750,000	616,336
(SOFR + 0.98%), 2.307%, 4/23/32(k)	1,000,000	786,118
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33(k)	500,000	446,226
Regions Financial Corp.
2.250%, 5/18/25	300,000	277,294
1.800%, 8/12/28(x)	500,000	412,985
Royal Bank of Canada
0.500%, 10/26/23	415,000	398,209
0.425%, 1/19/24(x)	645,000	610,792
2.550%, 7/16/24	750,000	719,879
3.970%, 7/26/24(x)	375,000	368,922
0.650%, 7/29/24(x)	500,000	463,148
0.750%, 10/7/24(x)	500,000	459,740
2.250%, 11/1/24	750,000	710,293
1.600%, 1/21/25(x)	500,000	462,879
3.375%, 4/14/25(x)	500,000	479,669
1.150%, 6/10/25(x)	530,000	477,681
0.875%, 1/20/26(x)	750,000	652,998
4.650%, 1/27/26(x)	2,000,000	1,951,641
1.200%, 4/27/26(x)	750,000	652,948
1.150%, 7/14/26(x)	750,000	649,711
1.400%, 11/2/26(x)	500,000	429,538
2.050%, 1/21/27(x)	500,000	437,816
3.625%, 5/4/27(x)	500,000	464,790
4.240%, 8/3/27	500,000	478,563
2.300%, 11/3/31	500,000	383,087
Santander Holdings USA, Inc.
3.500%, 6/7/24	350,000	340,872
3.450%, 6/2/25	500,000	468,067
(United States SOFR Compounded Index + 1.38%), 4.260%, 6/9/25(k)	370,000	355,367
4.500%, 7/17/25	1,500,000	1,437,230
(SOFR + 2.33%), 5.807%, 9/9/26(k)	295,000	288,145
4.400%, 7/13/27	485,000	446,551
(SOFR + 1.25%), 2.490%, 1/6/28(k)	260,000	217,914
Santander UK Group Holdings plc
(ICE LIBOR USD 3 Month + 1.57%), 4.796%, 11/15/24(k)	750,000	739,915
(SOFR + 0.79%), 1.089%, 3/15/25(k)	500,000	462,587

See Notes to Portfolio of Investments.

375

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26(k)	$1,000,000	$868,319
(SOFR + 0.99%), 1.673%, 6/14/27(k)	1,000,000	834,116
(SOFR + 1.22%), 2.469%, 1/11/28(k)	500,000	419,409
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28(k)	750,000	653,728
(SOFR + 1.48%), 2.896%, 3/15/32(k)	500,000	379,017
Santander UK plc
4.000%, 3/13/24	1,000,000	983,825
Signature Bank
(AMERIBOR Unsecured Rate 3 Month + 3.89%), 4.000%, 10/15/30(k)	250,000	233,806
Sumitomo Mitsui Banking Corp.
3.950%, 1/10/24	2,250,000	2,221,545
3.400%, 7/11/24	1,000,000	969,509
3.650%, 7/23/25	750,000	716,098
Sumitomo Mitsui Financial Group, Inc.
0.508%, 1/12/24	200,000	188,697
2.696%, 7/16/24	1,000,000	955,315
2.448%, 9/27/24	350,000	330,560
2.348%, 1/15/25	400,000	374,501
1.474%, 7/8/25	925,000	832,831
0.948%, 1/12/26	500,000	433,562
1.402%, 9/17/26	1,000,000	852,712
3.010%, 10/19/26	1,000,000	912,513
3.446%, 1/11/27(x)	1,700,000	1,569,955
2.174%, 1/14/27(x)	220,000	192,610
3.364%, 7/12/27(x)	750,000	683,940
3.352%, 10/18/27(x)	750,000	677,906
1.902%, 9/17/28	1,000,000	797,891
4.306%, 10/16/28(x)	750,000	706,812
2.472%, 1/14/29	500,000	413,593
3.040%, 7/16/29	1,000,000	842,005
3.202%, 9/17/29	350,000	293,528
2.724%, 9/27/29	350,000	286,806
2.750%, 1/15/30	400,000	328,108
2.130%, 7/8/30	750,000	574,181
1.710%, 1/12/31	500,000	363,589
2.222%, 9/17/31(x)	1,000,000	747,059
SVB Financial Group
1.800%, 10/28/26	400,000	343,052
(United States SOFR Compounded Index + 1.71%), 4.345%, 4/29/28(k)	500,000	466,013
2.100%, 5/15/28(x)	590,000	478,766
3.125%, 6/5/30	300,000	243,514
1.800%, 2/2/31	565,000	402,110
(United States SOFR Compounded Index + 1.97%), 4.570%, 4/29/33(k)	500,000	437,346
Svenska Handelsbanken AB
3.900%, 11/20/23	500,000	495,606
Toronto-Dominion Bank (The)
0.550%, 3/4/24(x)	750,000	705,940
2.350%, 3/8/24	500,000	482,649
3.250%, 3/11/24(x)	750,000	733,054
2.650%, 6/12/24	750,000	720,079
0.700%, 9/10/24	750,000	690,841
4.285%, 9/13/24	400,000	394,056
1.250%, 12/13/24(x)	195,000	179,788
1.450%, 1/10/25(x)	500,000	461,364
3.766%, 6/6/25	500,000	483,110
1.150%, 6/12/25(x)	750,000	674,947
0.750%, 9/11/25(x)	1,000,000	879,721
0.750%, 1/6/26	1,000,000	866,465
1.200%, 6/3/26(x)	1,025,000	886,790
1.250%, 9/10/26	750,000	642,683
1.950%, 1/12/27(x)	500,000	434,997
2.800%, 3/10/27	500,000	452,015
4.108%, 6/8/27(x)	500,000	472,031
4.693%, 9/15/27	400,000	386,996
2.000%, 9/10/31(x)	500,000	372,990
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31(k)(x)	1,000,000	915,286
2.450%, 1/12/32(x)	500,000	385,281
3.200%, 3/10/32(x)	500,000	410,481
4.456%, 6/8/32	265,000	240,604
Truist Bank
3.200%, 4/1/24	750,000	734,411
2.150%, 12/6/24	600,000	564,963
1.500%, 3/10/25	750,000	689,953
4.050%, 11/3/25	185,000	179,503
3.800%, 10/30/26	300,000	281,899
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 2.636%, 9/17/29(k)	350,000	326,704
2.250%, 3/11/30	535,000	418,750
Truist Financial Corp.
3.750%, 12/6/23	750,000	743,919
2.500%, 8/1/24	750,000	718,640
2.850%, 10/26/24(x)	500,000	480,467
4.000%, 5/1/25	600,000	584,059
3.700%, 6/5/25	750,000	723,828
1.200%, 8/5/25	500,000	449,486
(SOFR + 1.46%), 4.260%, 7/28/26(k)	500,000	487,012
(SOFR + 0.61%), 1.267%, 3/2/27(k)	955,000	828,696
(SOFR + 1.37%),
4.123%, 6/6/28(k)(x)	315,000	296,205
3.875%, 3/19/29	750,000	678,702
(SOFR + 0.86%), 1.887%, 6/7/29(k)	375,000	307,799
1.950%, 6/5/30(x)	335,000	261,243
(SOFR + 2.24%), 4.916%, 7/28/33(k)	500,000	453,769
US Bancorp
3.700%, 1/30/24	500,000	495,603
2.400%, 7/30/24	750,000	720,458
3.600%, 9/11/24	1,000,000	980,677
1.450%, 5/12/25	600,000	549,903
3.950%, 11/17/25(x)	500,000	485,824
3.100%, 4/27/26	1,415,000	1,321,700
(SOFR + 0.73%), 2.215%, 1/27/28(k)	400,000	352,784
3.900%, 4/26/28(x)	650,000	612,933
(SOFR + 1.66%), 4.548%, 7/22/28(k)	500,000	483,100
1.375%, 7/22/30	600,000	451,054
(SOFR + 1.02%), 2.677%, 1/27/33(k)	400,000	323,198

See Notes to Portfolio of Investments.

376

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 2.11%), 4.967%, 7/22/33(k)	$350,000	$325,445
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36(k)	1,000,000	753,942
US Bank NA
2.050%, 1/21/25(x)	1,000,000	940,762
2.800%, 1/27/25	1,000,000	956,575
Webster Financial Corp.
4.100%, 3/25/29(x)	500,000	451,083
Wells Fargo & Co.
3.750%, 1/24/24	1,250,000	1,231,747
3.300%, 9/9/24	2,000,000	1,935,122
(SOFR + 0.51%), 0.805%, 5/19/25(k)	180,000	166,760
(SOFR + 1.09%), 2.406%, 10/30/25(k)	1,105,000	1,032,050
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26(k)	1,250,000	1,150,153
3.000%, 4/22/26	4,000,000	3,669,468
(SOFR + 1.32%), 3.908%, 4/25/26(k)	1,470,000	1,406,462
(SOFR + 1.56%), 4.540%, 8/15/26(k)	375,000	363,116
3.000%, 10/23/26	1,500,000	1,364,756
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27(k)	1,110,000	1,007,025
(SOFR + 1.51%), 3.526%, 3/24/28(k)	710,000	650,120
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	8,035,000	7,254,576
(SOFR + 2.10%), 2.393%, 6/2/28(k)	1,010,000	866,085
(SOFR + 1.98%), 4.808%, 7/25/28(k)	665,000	637,215
4.150%, 1/24/29	1,350,000	1,238,213
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30(k)	1,250,000	1,032,267
(SOFR + 1.26%), 2.572%, 2/11/31(k)	2,625,000	2,095,764
(SOFR + 1.50%), 3.350%, 3/2/33(k)	2,135,000	1,735,733
(SOFR + 2.10%), 4.897%, 7/25/33(k)	625,000	575,175
Westpac Banking Corp.
1.019%, 11/18/24(x)	335,000	310,823
3.735%, 8/26/25	1,500,000	1,456,135
2.850%, 5/13/26	750,000	696,341
1.150%, 6/3/26	500,000	435,707
3.350%, 3/8/27	1,250,000	1,165,997
4.043%, 8/26/27(x)	1,500,000	1,431,869
1.953%, 11/20/28	500,000	415,686
2.650%, 1/16/30	350,000	294,504
2.150%, 6/3/31(x)	500,000	399,914
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35(k)	2,000,000	1,474,359
Wintrust Financial Corp.
4.850%, 6/6/29(x)	250,000	230,771
Zions Bancorp NA
3.250%, 10/29/29	500,000	407,749

		472,292,498

Capital Markets (3.2%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24(x)	350,000	346,272
3.300%, 6/15/30	210,000	176,110
Ameriprise Financial, Inc.
4.000%, 10/15/23	150,000	148,998
3.700%, 10/15/24(x)	750,000	732,718
2.875%, 9/15/26(x)	500,000	461,858
4.500%, 5/13/32	90,000	83,989
Ares Capital Corp.
4.200%, 6/10/24	560,000	544,359
4.250%, 3/1/25	500,000	472,580
3.250%, 7/15/25	500,000	455,996
3.875%, 1/15/26(x)	1,000,000	908,407
2.150%, 7/15/26	285,000	238,601
2.875%, 6/15/27	500,000	419,051
2.875%, 6/15/28	500,000	393,576
3.200%, 11/15/31(x)	500,000	355,273
Bain Capital Specialty Finance, Inc.
2.950%, 3/10/26	400,000	345,806
2.550%, 10/13/26	500,000	409,759
Bank of New York Mellon Corp. (The)
0.500%, 4/26/24(x)	1,000,000	939,844
2.100%, 10/24/24	675,000	641,161
3.350%, 4/25/25	500,000	482,840
(SOFR + 0.57%), 3.430%, 6/13/25(k)	500,000	487,439
0.750%, 1/28/26(x)	500,000	438,050
2.800%, 5/4/26	750,000	700,244
(SOFR + 1.35%), 4.414%, 7/24/26(k)	240,000	234,400
1.050%, 10/15/26	1,000,000	860,003
2.050%, 1/26/27	400,000	355,665
3.250%, 5/16/27	700,000	654,749
3.400%, 1/29/28	500,000	458,222
3.850%, 4/28/28(x)	850,000	799,072
(SOFR + 1.15%), 3.992%, 6/13/28(k)(x)	500,000	470,959
3.850%, 4/26/29(x)	500,000	457,896
(SOFR + 1.76%), 4.596%, 7/26/30(k)	145,000	137,956
1.650%, 1/28/31	500,000	381,134
1.800%, 7/28/31	750,000	567,636
2.500%, 1/26/32(x)	200,000	158,965
(SOFR + 1.42%), 4.289%, 6/13/33(k)	500,000	454,736
Series G
3.000%, 2/24/25	1,500,000	1,441,135
Series J
0.850%, 10/25/24	500,000	462,776
1.900%, 1/25/29	500,000	411,993
BGC Partners, Inc.
3.750%, 10/1/24	200,000	191,618
BlackRock, Inc.
3.500%, 3/18/24	1,400,000	1,379,468
3.200%, 3/15/27	347,000	326,048
3.250%, 4/30/29(x)	445,000	399,739
Blackstone Private Credit Fund
2.350%, 11/22/24(x)	500,000	456,373
2.700%, 1/15/25	190,000	172,293
4.700%, 3/24/25(x)	250,000	236,806
2.625%, 12/15/26	1,000,000	822,207

See Notes to Portfolio of Investments.

377

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 3/15/27	$500,000	$415,228
4.000%, 1/15/29	250,000	200,619
Blackstone Secured Lending Fund
3.625%, 1/15/26	250,000	228,651
2.750%, 9/16/26	1,000,000	861,163
2.125%, 2/15/27(x)	500,000	403,809
2.850%, 9/30/28(x)	500,000	380,765
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	583,879
Brookfield Finance, Inc.
4.000%, 4/1/24	750,000	738,564
3.900%, 1/25/28	500,000	450,461
4.350%, 4/15/30	2,000,000	1,794,002
2.724%, 4/15/31	230,000	181,954
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	614,953
3.000%, 3/16/32	500,000	411,359
Charles Schwab Corp. (The)
3.550%, 2/1/24	650,000	642,764
3.750%, 4/1/24	750,000	739,594
3.000%, 3/10/25	150,000	143,909
3.625%, 4/1/25	1,000,000	966,275
3.850%, 5/21/25	750,000	733,043
0.900%, 3/11/26	1,335,000	1,166,480
1.150%, 5/13/26	375,000	329,819
3.200%, 3/2/27(x)	500,000	464,665
2.450%, 3/3/27	210,000	188,984
3.300%, 4/1/27	455,000	424,105
2.000%, 3/20/28	1,200,000	1,033,018
3.250%, 5/22/29	500,000	448,294
2.300%, 5/13/31	750,000	597,187
2.900%, 3/3/32	280,000	230,723
CI Financial Corp.
3.200%, 12/17/30	565,000	401,306
CME Group, Inc.
3.000%, 3/15/25(x)	1,000,000	957,263
3.750%, 6/15/28	350,000	330,215
2.650%, 3/15/32	355,000	291,558
Credit Suisse AG
0.495%, 2/2/24	1,115,000	1,040,784
4.750%, 8/9/24	500,000	486,944
3.700%, 2/21/25	375,000	351,513
2.950%, 4/9/25(x)	1,000,000	919,671
1.250%, 8/7/26	600,000	495,830
5.000%, 7/9/27	500,000	464,790
Credit Suisse Group AG
3.750%, 3/26/25	750,000	698,255
4.550%, 4/17/26	2,000,000	1,842,351
Deutsche Bank AG
0.898%, 5/28/24	375,000	347,049
3.700%, 5/30/24	1,500,000	1,448,945
4.162%, 5/13/25	315,000	303,520
(SOFR + 2.58%), 3.961%, 11/26/25(k)	750,000	700,111
4.100%, 1/13/26(x)	1,000,000	947,176
1.686%, 3/19/26	180,000	157,257
(SOFR + 3.19%), 6.119%, 7/14/26(k)	335,000	325,877
(SOFR + 1.87%), 2.129%, 11/24/26(k)	1,055,000	895,796
5.371%, 9/9/27	500,000	482,927
(SOFR + 1.22%), 2.311%, 11/16/27(k)	510,000	412,865
(SOFR + 1.32%), 2.552%, 1/7/28(k)	1,000,000	819,570
(SOFR + 3.04%), 3.547%, 9/18/31(k)	2,355,000	1,805,450
Series E
0.962%, 11/8/23	200,000	190,395
Eaton Vance Corp.
3.500%, 4/6/27	250,000	231,812
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,188,142
1.600%, 10/30/30	600,000	447,328
FS KKR Capital Corp.
4.625%, 7/15/24(x)	250,000	244,238
1.650%, 10/12/24	300,000	273,715
4.125%, 2/1/25	500,000	472,120
3.400%, 1/15/26	500,000	440,540
2.625%, 1/15/27	500,000	403,557
3.250%, 7/15/27(x)	500,000	413,283
3.125%, 10/12/28	300,000	231,800
Goldman Sachs BDC, Inc.
3.750%, 2/10/25	250,000	240,554
2.875%, 1/15/26(x)	250,000	226,977
Goldman Sachs Group, Inc. (The)
1.217%, 12/6/23	500,000	479,676
3.625%, 2/20/24	1,080,000	1,061,227
4.000%, 3/3/24	3,045,000	3,005,761
3.000%, 3/15/24(x)	1,000,000	970,310
3.850%, 7/8/24	2,000,000	1,957,928
(SOFR + 0.49%), 0.925%, 10/21/24(k)	875,000	830,971
3.500%, 1/23/25	3,250,000	3,124,534
(SOFR + 0.73%), 1.757%, 1/24/25(k)	555,000	527,529
3.750%, 5/22/25	2,400,000	2,295,214
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	1,830,000	1,743,605
(SOFR + 0.61%), 0.855%, 2/12/26(k)	915,000	815,237
3.750%, 2/25/26	580,000	547,705
3.500%, 11/16/26	1,815,000	1,674,100
(SOFR + 0.79%), 1.093%, 12/9/26(k)	1,000,000	863,143
3.850%, 1/26/27	2,240,000	2,082,756
(SOFR + 0.80%), 1.431%, 3/9/27(k)	1,000,000	861,117
(SOFR + 0.82%), 1.542%, 9/10/27(k)	1,250,000	1,058,208
(SOFR + 0.91%), 1.948%, 10/21/27(k)	1,060,000	908,759
(SOFR + 1.11%), 2.640%, 2/24/28(k)	455,000	396,123
(SOFR + 1.85%), 3.615%, 3/15/28(k)	1,000,000	919,473
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	1,000,000	904,543
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	2,000,000	1,823,754
2.600%, 2/7/30	6,515,000	5,203,897
(SOFR + 1.09%), 1.992%, 1/27/32(k)	570,000	420,215
(SOFR + 1.28%), 2.615%, 4/22/32(k)	1,070,000	826,084
(SOFR + 1.25%), 2.383%, 7/21/32(k)	2,140,000	1,612,547
(SOFR + 1.26%), 2.650%, 10/21/32(k)	720,000	550,800
(SOFR + 1.41%), 3.102%, 2/24/33(k)	1,000,000	796,759
Golub Capital BDC, Inc.
3.375%, 4/15/24	250,000	239,854

See Notes to Portfolio of Investments.

378

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 8/24/26	$910,000	$763,600
2.050%, 2/15/27	500,000	400,009
Hercules Capital, Inc.
3.375%, 1/20/27	335,000	280,685
Intercontinental Exchange, Inc.
3.650%, 5/23/25(x)	290,000	280,339
3.750%, 12/1/25	610,000	589,490
4.000%, 9/15/27	600,000	568,981
3.750%, 9/21/28	535,000	496,479
4.350%, 6/15/29	250,000	236,611
Jefferies Group LLC
4.850%, 1/15/27	665,000	635,769
2.625%, 10/15/31	1,500,000	1,085,330
Lazard Group LLC
4.500%, 9/19/28	350,000	318,476
4.375%, 3/11/29	500,000	459,731
Legg Mason, Inc.
4.750%, 3/15/26	250,000	246,422
Main Street Capital Corp.
3.000%, 7/14/26	1,125,000	945,636
Moody’s Corp.
4.875%, 2/15/24(x)	500,000	500,279
2.000%, 8/19/31	1,250,000	951,769
4.250%, 8/8/32	250,000	227,325
Morgan Stanley
3.700%, 10/23/24	2,000,000	1,951,952
(SOFR + 1.16%), 3.620%, 4/17/25(k)	750,000	727,570
(SOFR + 0.53%), 0.790%, 5/30/25(k)	1,500,000	1,382,077
(SOFR + 1.15%), 2.720%, 7/22/25(k)	500,000	475,529
4.000%, 7/23/25	505,000	489,519
(SOFR + 0.56%), 1.164%, 10/21/25(k)	930,000	848,985
3.875%, 1/27/26	3,000,000	2,859,617
(SOFR + 0.94%), 2.630%, 2/18/26(k)	750,000	699,619
(SOFR + 1.67%), 4.679%, 7/17/26(k)	460,000	451,142
3.125%, 7/27/26	3,000,000	2,767,620
(SOFR + 0.72%), 0.985%, 12/10/26(k)	2,750,000	2,367,720
3.625%, 1/20/27	4,000,000	3,724,266
(SOFR + 0.88%), 1.593%, 5/4/27(k)	1,700,000	1,467,224
(SOFR + 0.86%), 1.512%, 7/20/27(k)	2,000,000	1,700,147
(SOFR + 1.00%), 2.475%, 1/21/28(k)	1,035,000	908,933
(SOFR + 1.61%), 4.210%, 4/20/28(k)	870,000	814,497
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	4,300,000	3,880,937
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	950,000	873,575
(SOFR + 1.14%), 2.699%, 1/22/31(k)	6,640,000	5,386,671
(SOFR + 3.12%), 3.622%, 4/1/31(k)	2,000,000	1,713,908
(SOFR + 1.18%), 2.239%, 7/21/32(k)	2,000,000	1,500,620
(SOFR + 1.20%), 2.511%, 10/20/32(k)	925,000	711,426
(SOFR + 1.29%), 2.943%, 1/21/33(k)	820,000	653,784
(SOFR + 2.08%), 4.889%, 7/20/33(k)	750,000	698,186
(SOFR + 1.36%), 2.484%, 9/16/36(k)	1,250,000	889,024
(SOFR + 2.62%), 5.297%, 4/20/37(k)	785,000	705,470
Series I
(SOFR + 0.75%), 0.864%, 10/21/25(k)	345,000	312,850
Morgan Stanley Domestic Holdings, Inc.
3.800%, 8/24/27	250,000	231,196
4.500%, 6/20/28	350,000	331,244
Nasdaq, Inc.
3.850%, 6/30/26(x)	145,000	138,474
1.650%, 1/15/31	750,000	558,222
Nomura Holdings, Inc.
2.648%, 1/16/25	380,000	356,847
5.099%, 7/3/25	750,000	739,340
1.851%, 7/16/25	1,500,000	1,354,311
1.653%, 7/14/26	1,250,000	1,068,853
2.329%, 1/22/27	500,000	429,850
5.386%, 7/6/27	500,000	484,794
2.172%, 7/14/28	670,000	533,025
2.710%, 1/22/29	500,000	406,696
3.103%, 1/16/30	750,000	603,022
2.679%, 7/16/30	1,000,000	763,583
2.608%, 7/14/31	685,000	509,232
2.999%, 1/22/32	500,000	380,759
Northern Trust Corp.
4.000%, 5/10/27	335,000	323,827
3.650%, 8/3/28(x)	500,000	465,576
3.150%, 5/3/29	500,000	446,336
1.950%, 5/1/30	560,000	443,219
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32(k)	468,000	419,845
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	80,000	75,698
2.700%, 1/15/27	500,000	421,306
Owl Rock Capital Corp.
5.250%, 4/15/24	300,000	296,903
4.000%, 3/30/25	250,000	234,644
3.750%, 7/22/25	350,000	320,477
4.250%, 1/15/26	250,000	229,051
3.400%, 7/15/26	500,000	430,786
2.625%, 1/15/27(x)	500,000	405,131
2.875%, 6/11/28	750,000	573,429
OWL Rock Core Income Corp.
5.500%, 3/21/25	250,000	236,086
4.700%, 2/8/27	300,000	262,668
Prospect Capital Corp.
3.706%, 1/22/26	250,000	217,135
3.364%, 11/15/26	270,000	223,394
3.437%, 10/15/28	500,000	364,783
S&P Global, Inc.
2.450%, 3/1/27§	235,000	210,960
2.700%, 3/1/29§	500,000	433,404
1.250%, 8/15/30	975,000	732,058
2.900%, 3/1/32§	350,000	293,966
Sixth Street Specialty Lending, Inc.
3.875%, 11/1/24	500,000	474,567
2.500%, 8/1/26	310,000	263,518
Stifel Financial Corp.
4.250%, 7/18/24	700,000	686,935

See Notes to Portfolio of Investments.

379

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 5/15/30	$500,000	$431,754

		167,039,063

Consumer Finance (1.8%)
AerCap Ireland Capital DAC
1.150%, 10/29/23	830,000	789,853
4.875%, 1/16/24	445,000	438,113
3.150%, 2/15/24	700,000	672,856
2.875%, 8/14/24(x)	350,000	329,565
1.650%, 10/29/24	1,300,000	1,185,938
3.500%, 1/15/25	600,000	563,781
6.500%, 7/15/25	1,290,000	1,286,454
4.450%, 10/1/25	350,000	330,383
1.750%, 1/30/26	655,000	559,685
4.450%, 4/3/26	500,000	466,792
2.450%, 10/29/26	795,000	671,600
3.650%, 7/21/27	1,000,000	877,973
4.625%, 10/15/27	500,000	451,237
3.875%, 1/23/28	500,000	434,378
3.000%, 10/29/28	390,000	313,962
Series 3NC1
1.750%, 10/29/24	645,000	585,923
Ally Financial, Inc.
1.450%, 10/2/23	1,190,000	1,148,804
5.800%, 5/1/25	1,000,000	1,003,237
4.750%, 6/9/27	500,000	462,778
2.200%, 11/2/28(x)	250,000	193,534
American Express Co.
0.750%, 11/3/23	1,500,000	1,439,240
3.400%, 2/22/24	750,000	736,255
3.375%, 5/3/24	275,000	268,387
2.500%, 7/30/24	500,000	478,692
3.000%, 10/30/24	750,000	721,927
2.250%, 3/4/25	200,000	187,463
3.950%, 8/1/25	750,000	727,051
4.200%, 11/6/25	1,075,000	1,047,831
3.125%, 5/20/26	500,000	467,168
1.650%, 11/4/26(x)	1,460,000	1,273,660
2.550%, 3/4/27	335,000	299,403
3.300%, 5/3/27	1,150,000	1,060,680
4.050%, 5/3/29	335,000	308,836
(SOFR + 2.26%), 4.989%, 5/26/33(k)	265,000	245,542
American Honda Finance Corp.
3.625%, 10/10/23	500,000	494,896
3.550%, 1/12/24	500,000	492,868
2.900%, 2/16/24(x)	500,000	488,070
2.400%, 6/27/24	500,000	480,649
0.550%, 7/12/24	350,000	325,205
2.150%, 9/10/24	350,000	333,172
1.500%, 1/13/25	500,000	464,490
1.200%, 7/8/25	750,000	679,016
1.000%, 9/10/25	500,000	446,898
1.300%, 9/9/26	415,000	361,078
2.300%, 9/9/26	720,000	651,861
2.350%, 1/8/27	500,000	449,012
3.500%, 2/15/28(x)	500,000	460,872
2.000%, 3/24/28	235,000	199,639
2.250%, 1/12/29	500,000	417,138
1.800%, 1/13/31	350,000	271,755
Andrew W Mellon
Foundation (The) Series 2020 0.947%, 8/1/27(x)	300,000	253,079
Capital One Financial Corp.
3.900%, 1/29/24	750,000	740,039
3.750%, 4/24/24	1,000,000	979,827
3.300%, 10/30/24	350,000	336,678
(SOFR + 0.69%), 1.343%, 12/6/24(k)	400,000	380,126
4.250%, 4/30/25	850,000	825,537
(SOFR + 1.37%), 4.166%, 5/9/25(k)	500,000	487,804
4.200%, 10/29/25	750,000	720,064
(SOFR + 1.29%), 2.636%, 3/3/26(k)	435,000	403,354
(SOFR + 2.16%), 4.985%, 7/24/26(k)	500,000	489,088
3.750%, 3/9/27	1,150,000	1,060,587
3.650%, 5/11/27	500,000	459,447
(SOFR + 0.86%), 1.878%, 11/2/27(k)	1,000,000	849,927
3.800%, 1/31/28	1,000,000	903,437
(SOFR + 2.06%), 4.927%, 5/10/28(k)	500,000	474,801
(SOFR + 1.79%), 3.273%, 3/1/30(k)	500,000	419,092
(SOFR + 2.60%), 5.247%, 7/26/30(k)	500,000	466,450
(SOFR + 1.34%), 2.359%, 7/29/32(k)	1,000,000	717,512
(SOFR + 1.27%), 2.618%, 11/2/32(k)(x)	1,000,000	745,383
(SOFR + 2.37%), 5.268%, 5/10/33(k)	500,000	462,153
Caterpillar Financial Services Corp.
3.650%, 12/7/23	250,000	247,873
0.950%, 1/10/24	400,000	383,041
0.450%, 5/17/24	350,000	327,920
2.850%, 5/17/24	350,000	340,514
0.600%, 9/13/24(x)	400,000	370,433
3.250%, 12/1/24	500,000	484,924
3.400%, 5/13/25	500,000	483,451
1.450%, 5/15/25	750,000	689,940
3.650%, 8/12/25(x)	500,000	487,092
0.800%, 11/13/25(x)	350,000	309,816
2.400%, 8/9/26	250,000	229,067
1.150%, 9/14/26(x)	400,000	348,778
1.700%, 1/8/27(x)	355,000	313,690
3.600%, 8/12/27	500,000	474,518
Discover Financial Services
3.950%, 11/6/24	250,000	242,565
3.750%, 3/4/25	350,000	334,000
4.500%, 1/30/26	500,000	474,532
4.100%, 2/9/27	565,000	518,369
General Motors Financial Co., Inc.
5.100%, 1/17/24	500,000	497,604
1.050%, 3/8/24	285,000	268,496
1.200%, 10/15/24	235,000	215,767
3.800%, 4/7/25	185,000	176,319
4.350%, 4/9/25	575,000	556,148
2.750%, 6/20/25	1,250,000	1,149,475
4.300%, 7/13/25	1,250,000	1,199,486
1.250%, 1/8/26	750,000	642,311
5.250%, 3/1/26	700,000	682,480
1.500%, 6/10/26	750,000	634,854
4.000%, 10/6/26	750,000	692,920
4.350%, 1/17/27	835,000	775,727
2.350%, 2/26/27(x)	500,000	423,505
5.000%, 4/9/27	450,000	425,837
2.700%, 8/20/27	1,000,000	849,316
3.850%, 1/5/28	500,000	443,535
2.400%, 4/10/28	600,000	482,191
2.400%, 10/15/28	500,000	396,793
5.650%, 1/17/29	350,000	330,637

See Notes to Portfolio of Investments.

380

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.300%, 4/6/29	$500,000	$435,106
3.600%, 6/21/30	2,000,000	1,616,176
2.350%, 1/8/31(x)	500,000	361,302
2.700%, 6/10/31	750,000	551,104
John Deere Capital Corp.
0.400%, 10/10/23	90,000	86,713
3.650%, 10/12/23	500,000	497,499
0.900%, 1/10/24	295,000	282,244
0.450%, 1/17/24	750,000	711,429
2.600%, 3/7/24	335,000	326,327
0.450%, 6/7/24	490,000	458,066
3.350%, 6/12/24	650,000	636,664
2.650%, 6/24/24(x)	660,000	638,961
0.625%, 9/10/24(x)	140,000	129,978
2.050%, 1/9/25(x)	350,000	329,837
1.250%, 1/10/25(x)	295,000	273,429
2.125%, 3/7/25	125,000	117,448
3.400%, 6/6/25	280,000	270,177
4.050%, 9/8/25	400,000	393,297
3.400%, 9/11/25	350,000	336,027
0.700%, 1/15/26(x)	500,000	440,070
2.650%, 6/10/26	500,000	465,074
1.050%, 6/17/26(x)	500,000	438,503
2.250%, 9/14/26	500,000	458,396
1.300%, 10/13/26(x)	500,000	436,332
1.700%, 1/11/27	500,000	441,180
2.350%, 3/8/27	250,000	225,563
1.750%, 3/9/27(x)	175,000	153,357
2.800%, 9/8/27	400,000	364,299
4.150%, 9/15/27(x)	500,000	487,169
3.050%, 1/6/28	500,000	458,488
3.450%, 3/7/29	270,000	248,187
3.350%, 4/18/29(x)	500,000	455,713
2.800%, 7/18/29	325,000	284,561
2.450%, 1/9/30	290,000	245,693
4.350%, 9/15/32	375,000	357,353
PACCAR Financial Corp.
0.350%, 2/2/24	200,000	189,112
0.500%, 8/9/24	140,000	129,748
2.150%, 8/15/24	250,000	238,855
0.900%, 11/8/24	250,000	231,239
1.800%, 2/6/25(x)	175,000	164,624
2.850%, 4/7/25(x)	500,000	478,203
3.550%, 8/11/25	250,000	243,043
4.950%, 10/3/25	250,000	251,110
1.100%, 5/11/26	350,000	308,382
2.000%, 2/4/27	350,000	313,609
Synchrony Financial
4.375%, 3/19/24	165,000	162,194
4.250%, 8/15/24	750,000	731,838
4.875%, 6/13/25	325,000	313,918
4.500%, 7/23/25	500,000	477,125
3.700%, 8/4/26(x)	500,000	455,981
3.950%, 12/1/27	1,500,000	1,306,517
5.150%, 3/19/29	250,000	228,043
2.875%, 10/28/31	250,000	177,530
Toyota Motor Credit Corp.
3.350%, 1/8/24	500,000	492,117
0.450%, 1/11/24(x)	750,000	711,297
2.500%, 3/22/24(x)	280,000	271,409
2.900%, 4/17/24(x)	500,000	486,949
0.500%, 6/18/24	500,000	466,162
0.625%, 9/13/24	375,000	347,125
4.400%, 9/20/24	500,000	497,583
2.000%, 10/7/24(x)	500,000	474,095
1.450%, 1/13/25	500,000	463,958
3.400%, 4/14/25	750,000	724,762
3.950%, 6/30/25	435,000	425,230
3.650%, 8/18/25	145,000	140,531
0.800%, 1/9/26(x)	500,000	439,845
1.125%, 6/18/26	850,000	744,614
1.900%, 1/13/27(x)	500,000	441,389
3.050%, 3/22/27	500,000	461,796
1.150%, 8/13/27(x)	590,000	493,521
4.550%, 9/20/27	500,000	488,811
3.050%, 1/11/28(x)	500,000	455,558
1.900%, 4/6/28(x)	600,000	511,491
3.650%, 1/8/29	500,000	463,184
4.450%, 6/29/29	500,000	480,446
2.150%, 2/13/30	500,000	409,832
1.650%, 1/10/31	550,000	424,495
1.900%, 9/12/31	500,000	386,520
2.400%, 1/13/32(x)	500,000	400,169

		92,039,591

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26	1,395,000	1,325,879
Block Financial LLC
5.250%, 10/1/25(x)	500,000	493,443
2.500%, 7/15/28	350,000	288,799
3.875%, 8/15/30	230,000	196,519
Jackson Financial, Inc.
5.170%, 6/8/27	280,000	269,097
5.670%, 6/8/32(x)	250,000	228,489
National Rural Utilities Cooperative Finance Corp.
3.400%, 11/15/23	1,000,000	986,292
2.950%, 2/7/24	210,000	204,699
0.350%, 2/8/24	360,000	339,629
1.875%, 2/7/25	250,000	233,858
3.450%, 6/15/25(x)	285,000	275,877
3.250%, 11/1/25	250,000	237,577
1.000%, 6/15/26(x)	500,000	434,653
3.050%, 4/25/27	350,000	322,909
3.400%, 2/7/28	500,000	460,710
3.900%, 11/1/28	250,000	230,935
Series D
1.000%, 10/18/24	310,000	286,729
ORIX Corp.
4.050%, 1/16/24	500,000	494,172
3.250%, 12/4/24	750,000	720,893
3.700%, 7/18/27	400,000	369,100
5.000%, 9/13/27(x)	200,000	195,450
2.250%, 3/9/31(x)	350,000	273,020
4.000%, 4/13/32	250,000	218,218
5.200%, 9/13/32	200,000	192,600
Private Export Funding Corp.
Series KK
3.550%, 1/15/24	729,000	722,122
Shell International Finance BV
3.500%, 11/13/23	525,000	519,736
2.000%, 11/7/24	750,000	713,614
3.250%, 5/11/25	2,500,000	2,421,922
2.875%, 5/10/26(x)	1,250,000	1,165,859
2.500%, 9/12/26	1,000,000	912,670
3.875%, 11/13/28	750,000	701,966
2.375%, 11/7/29	750,000	627,956
2.750%, 4/6/30	415,000	355,211
Synchrony Bank
5.400%, 8/22/25	315,000	306,778
5.625%, 8/23/27	250,000	239,457
Voya Financial, Inc.
3.650%, 6/15/26	625,000	587,872

		18,554,710

See Notes to Portfolio of Investments.

381

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Insurance (0.9%)
Aflac, Inc.
1.125%, 3/15/26	$205,000	$181,095
Alleghany Corp.
3.625%, 5/15/30	500,000	446,557
Allied World Assurance Co. Holdings Ltd.
4.350%, 10/29/25	250,000	236,888
Allstate Corp. (The)
0.750%, 12/15/25	185,000	161,731
3.280%, 12/15/26	500,000	470,033
1.450%, 12/15/30	300,000	227,496
American International Group, Inc.
2.500%, 6/30/25	750,000	699,331
Aon Corp.
2.850%, 5/28/27	180,000	161,862
4.500%, 12/15/28	650,000	614,964
3.750%, 5/2/29	350,000	314,422
2.800%, 5/15/30	500,000	412,769
2.050%, 8/23/31	750,000	564,167
2.600%, 12/2/31	355,000	278,333
5.000%, 9/12/32	500,000	478,677
Aon Global Ltd.
3.500%, 6/14/24	350,000	342,522
3.875%, 12/15/25	600,000	577,120
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	476,938
Assurant, Inc.
4.900%, 3/27/28(x)	250,000	238,167
2.650%, 1/15/32	500,000	369,896
Assured Guaranty US Holdings, Inc.
5.000%, 7/1/24(x)	484,000	484,011
Athene Holding Ltd.
4.125%, 1/12/28	750,000	674,036
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	222,344
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40(k)	200,000	168,250
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	463,664
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27(x)	500,000	455,146
1.850%, 3/12/30(x)	165,000	133,593
1.450%, 10/15/30(x)	395,000	303,817
2.875%, 3/15/32(x)	500,000	418,594
Brighthouse Financial, Inc.
3.700%, 6/22/27(x)	2,000,000	1,827,311
5.625%, 5/15/30	145,000	134,975
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	342,931
4.500%, 3/15/29	300,000	281,225
4.200%, 3/17/32	325,000	278,975
Chubb INA Holdings, Inc.
3.350%, 5/15/24	600,000	587,726
3.150%, 3/15/25	1,000,000	958,143
3.350%, 5/3/26	410,000	387,218
1.375%, 9/15/30(x)	1,665,000	1,254,511
CNA Financial Corp.
4.500%, 3/1/26	500,000	486,712
3.450%, 8/15/27	500,000	455,757
3.900%, 5/1/29	210,000	186,223
2.050%, 8/15/30	170,000	128,906
Enstar Group Ltd.
4.950%, 6/1/29	350,000	314,191
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	233,594
4.625%, 4/29/30	750,000	674,309
3.375%, 3/3/31	355,000	288,943
5.625%, 8/16/32§	250,000	231,495
Fidelity National Financial, Inc.
4.500%, 8/15/28(x)	475,000	444,912
3.400%, 6/15/30	300,000	245,914
First American Financial Corp.
4.600%, 11/15/24	500,000	488,865
4.000%, 5/15/30	180,000	155,530
2.400%, 8/15/31	315,000	225,331
Globe Life, Inc.
4.550%, 9/15/28	500,000	478,354
2.150%, 8/15/30	500,000	386,880
4.800%, 6/15/32(x)	150,000	137,458
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	724,415
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29	535,000	446,334
Kemper Corp.
4.350%, 2/15/25	355,000	345,394
2.400%, 9/30/30	500,000	380,255
3.800%, 2/23/32	500,000	413,910
Lincoln National Corp.
3.625%, 12/12/26(x)	500,000	467,464
3.400%, 3/1/32(x)	750,000	616,140
Loews Corp.
3.750%, 4/1/26(x)	300,000	288,917
3.200%, 5/15/30	60,000	50,829
Manulife Financial Corp.
4.150%, 3/4/26(x)	1,000,000	968,965
2.484%, 5/19/27(x)	350,000	313,013
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32(k)	750,000	672,319
3.703%, 3/16/32	500,000	427,330
Markel Corp.
3.500%, 11/1/27(x)	350,000	324,433
3.350%, 9/17/29	90,000	77,712
Marsh & McLennan Cos., Inc.
3.875%, 3/15/24	500,000	493,227
3.500%, 6/3/24	1,000,000	975,938
4.375%, 3/15/29	700,000	662,601
2.375%, 12/15/31	340,000	267,302
Mercury General Corp.
4.400%, 3/15/27	300,000	281,518
MetLife, Inc.
3.000%, 3/1/25	500,000	479,384
3.600%, 11/13/25	1,300,000	1,251,661
Old Republic International Corp.
4.875%, 10/1/24	400,000	399,481
3.875%, 8/26/26	500,000	471,205
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	310,474
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	319,578
3.700%, 5/15/29(x)	375,000	337,940
2.125%, 6/15/30(x)	750,000	588,720

See Notes to Portfolio of Investments.

382

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)

Progressive Corp. (The)
2.500%, 3/15/27	$290,000	$262,369
3.000%, 3/15/32	350,000	292,934
Prudential Financial, Inc.
1.500%, 3/10/26	250,000	222,792
3.878%, 3/27/28	650,000	614,401
2.100%, 3/10/30	235,000	187,792
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)(x)	1,075,000	964,279
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48(k)(x)	2,500,000	2,373,269
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52(k)	175,000	150,500
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52(k)	350,000	327,093
Prudential plc
3.125%, 4/14/30	1,500,000	1,257,322
3.625%, 3/24/32(x)	500,000	422,704
Reinsurance Group of America, Inc.
3.900%, 5/15/29(x)	175,000	158,488
3.150%, 6/15/30	175,000	149,399
RenaissanceRe Finance, Inc.
3.700%, 4/1/25(x)	250,000	240,839
3.450%, 7/1/27	195,000	178,178
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	438,359
Trinity Acquisition plc
4.400%, 3/15/26	250,000	239,663
Unum Group
4.000%, 6/15/29	180,000	161,180
Willis North America, Inc.
3.600%, 5/15/24	550,000	538,014
4.650%, 6/15/27	200,000	189,329
4.500%, 9/15/28	500,000	461,977
2.950%, 9/15/29	540,000	441,839

		45,821,991

Thrifts & Mortgage Finance (0.0%)†
BPCE SA
4.000%, 4/15/24	1,250,000	1,227,686
3.375%, 12/2/26	500,000	460,094

		1,687,780

Total Financials		797,435,633

Health Care (2.8%)
Biotechnology (0.5%)
AbbVie, Inc.
3.750%, 11/14/23	700,000	693,124
3.850%, 6/15/24	1,250,000	1,227,529
2.600%, 11/21/24	2,790,000	2,650,203
3.800%, 3/15/25	1,125,000	1,088,953
3.200%, 5/14/26	1,500,000	1,405,182
2.950%, 11/21/26	1,430,000	1,306,836
3.200%, 11/21/29	3,790,000	3,335,956
Amgen, Inc.
3.625%, 5/22/24	750,000	737,694
1.900%, 2/21/25(x)	265,000	247,261
3.125%, 5/1/25	250,000	239,538
2.600%, 8/19/26	1,150,000	1,055,805
2.200%, 2/21/27	705,000	628,750
3.200%, 11/2/27	1,250,000	1,146,572
1.650%, 8/15/28(x)	600,000	496,495
3.000%, 2/22/29	290,000	253,229
4.050%, 8/18/29	500,000	460,472
2.450%, 2/21/30	950,000	781,123
3.350%, 2/22/32	290,000	247,411
4.200%, 3/1/33	500,000	453,691
Baxalta, Inc.
4.000%, 6/23/25	239,000	231,370
Biogen, Inc.
4.050%, 9/15/25	570,000	553,801
2.250%, 5/1/30(x)	735,000	581,805
Gilead Sciences, Inc.
3.700%, 4/1/24	1,000,000	984,925
1.200%, 10/1/27	235,000	193,972
1.650%, 10/1/30(x)	2,790,000	2,133,202
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	2,350,000	1,774,460

		24,909,359

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
2.950%, 3/15/25	1,000,000	961,690
3.875%, 9/15/25	490,000	479,735
3.750%, 11/30/26	978,000	947,266
1.150%, 1/30/28	170,000	141,937
1.400%, 6/30/30(x)	160,000	125,496
Baxter International, Inc.
0.868%, 12/1/23	500,000	477,915
1.322%, 11/29/24	500,000	461,706
2.600%, 8/15/26	500,000	452,913
1.915%, 2/1/27	500,000	432,902
2.272%, 12/1/28	500,000	413,744
Becton Dickinson and Co.
3.363%, 6/6/24	454,000	441,815
3.734%, 12/15/24	508,000	493,165
3.700%, 6/6/27	1,467,000	1,365,827
2.823%, 5/20/30(x)	355,000	296,980
1.957%, 2/11/31(x)	665,000	515,831
4.298%, 8/22/32	105,000	96,185
Boston Scientific Corp.
3.450%, 3/1/24	274,000	269,294
1.900%, 6/1/25	310,000	284,153
DH Europe Finance II Sarl
2.200%, 11/15/24	500,000	472,576
2.600%, 11/15/29	315,000	268,972
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	701,275
Smith & Nephew plc
2.032%, 10/14/30	500,000	376,763
STERIS Irish FinCo. UnLtd. Co.
2.700%, 3/15/31	430,000	338,201
Stryker Corp.
0.600%, 12/1/23	165,000	157,273
1.150%, 6/15/25(x)	500,000	451,473
3.375%, 11/1/25	2,000,000	1,902,666
3.500%, 3/15/26	375,000	359,853
3.650%, 3/7/28(x)	600,000	558,716
1.950%, 6/15/30	500,000	395,180
Zimmer Biomet Holdings, Inc.
1.450%, 11/22/24	355,000	328,208
2.600%, 11/24/31	500,000	390,691

		15,360,401

Health Care Providers & Services (1.0%)
Adventist Health System
2.952%, 3/1/29	250,000	218,174

See Notes to Portfolio of Investments.

383

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	$100,000	$93,392
Series 2020
2.211%, 6/15/30	150,000	122,253
Aetna, Inc.
3.500%, 11/15/24	500,000	484,878
AmerisourceBergen Corp.
3.400%, 5/15/24(x)	600,000	585,867
3.450%, 12/15/27(x)	400,000	366,947
2.800%, 5/15/30	750,000	619,099
2.700%, 3/15/31	600,000	484,308
Banner Health
2.338%, 1/1/30	190,000	157,098
Baylor Scott & White Holdings
Series 2021
1.777%, 11/15/30	50,000	38,135
Cardinal Health, Inc.
3.079%, 6/15/24	500,000	483,007
3.410%, 6/15/27	1,250,000	1,153,989
Cigna Corp.
0.613%, 3/15/24	300,000	282,423
4.125%, 11/15/25	525,000	510,992
4.500%, 2/25/26	1,000,000	974,867
1.250%, 3/15/26	500,000	438,568
4.375%, 10/15/28	1,340,000	1,271,663
2.400%, 3/15/30	4,350,000	3,548,808
2.375%, 3/15/31	450,000	357,782
CommonSpirit Health
2.760%, 10/1/24	150,000	143,721
1.547%, 10/1/25	330,000	295,194
3.347%, 10/1/29	185,000	156,340
2.782%, 10/1/30	340,000	271,488
CVS Health Corp.
2.625%, 8/15/24	235,000	225,603
4.100%, 3/25/25	961,000	940,584
3.875%, 7/20/25	2,400,000	2,329,554
2.875%, 6/1/26	1,500,000	1,389,924
3.000%, 8/15/26	250,000	230,647
1.300%, 8/21/27	1,500,000	1,248,462
4.300%, 3/25/28	2,587,000	2,447,990
3.250%, 8/15/29	335,000	292,689
1.750%, 8/21/30	4,000,000	3,050,627
Elevance Health, Inc.
3.350%, 12/1/24	500,000	481,576
2.375%, 1/15/25	555,000	522,543
1.500%, 3/15/26(x)	750,000	664,355
3.650%, 12/1/27(x)	715,000	663,911
2.875%, 9/15/29	200,000	170,415
2.250%, 5/15/30	165,000	132,789
2.550%, 3/15/31	750,000	605,545
4.100%, 5/15/32	1,000,000	903,297
HCA, Inc.
5.000%, 3/15/24	1,360,000	1,345,992
5.250%, 4/15/25	945,000	924,229
5.250%, 6/15/26	1,000,000	966,500
4.500%, 2/15/27	820,000	765,675
3.125%, 3/15/27§	235,000	207,883
3.375%, 3/15/29§	335,000	282,107
4.125%, 6/15/29	525,000	464,720
2.375%, 7/15/31	750,000	559,733
3.625%, 3/15/32§	500,000	404,849
Humana, Inc.
1.350%, 2/3/27	540,000	456,197
3.950%, 3/15/27	375,000	352,079
3.700%, 3/23/29	625,000	560,903
3.125%, 8/15/29	625,000	540,667
Kaiser Foundation Hospitals
3.150%, 5/1/27	375,000	350,607
Laboratory Corp. of America Holdings
4.000%, 11/1/23	500,000	494,742
3.250%, 9/1/24	750,000	727,022
2.300%, 12/1/24	250,000	235,544
1.550%, 6/1/26(x)	1,070,000	934,931
McKesson Corp.
0.900%, 12/3/25	295,000	258,009
1.300%, 8/15/26	1,665,000	1,440,402
Mercy Health
Series 2018
4.302%, 7/1/28	125,000	118,481
PeaceHealth Obligated Group
Series 2020
1.375%, 11/15/25	125,000	111,173
Providence St Joseph Health Obligated Group
Series H
2.746%, 10/1/26	400,000	366,812
Quest Diagnostics, Inc.
3.500%, 3/30/25	400,000	383,961
3.450%, 6/1/26	775,000	730,355
Sutter Health
Series 20A
1.321%, 8/15/25	350,000	312,294
2.294%, 8/15/30	415,000	334,394
UnitedHealth Group, Inc.
3.500%, 2/15/24	200,000	197,080
0.550%, 5/15/24	665,000	622,641
2.375%, 8/15/24	250,000	239,589
3.750%, 7/15/25	1,000,000	973,627
3.700%, 12/15/25	200,000	193,698
1.250%, 1/15/26	265,000	236,873
3.100%, 3/15/26	500,000	473,006
1.150%, 5/15/26(x)	750,000	661,568
3.450%, 1/15/27	750,000	708,805
3.700%, 5/15/27(x)	350,000	333,571
2.950%, 10/15/27(x)	1,000,000	915,398
3.850%, 6/15/28	1,000,000	940,319
3.875%, 12/15/28	250,000	233,912
4.000%, 5/15/29	390,000	364,577
2.875%, 8/15/29	770,000	670,899
2.000%, 5/15/30	395,000	318,690
2.300%, 5/15/31	750,000	606,113
4.200%, 5/15/32	315,000	291,795
Universal Health Services, Inc.
1.650%, 9/1/26§	625,000	524,367

		53,496,293

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.750%, 9/15/29	175,000	147,554
2.100%, 6/4/30	290,000	227,858
2.300%, 3/12/31	750,000	588,094
Danaher Corp.
3.350%, 9/15/25(x)	310,000	297,095
Illumina, Inc.
2.550%, 3/23/31	225,000	172,116
PerkinElmer, Inc.
0.850%, 9/15/24	295,000	273,612
3.300%, 9/15/29	625,000	526,067
2.550%, 3/15/31	415,000	321,144
2.250%, 9/15/31	355,000	264,840

See Notes to Portfolio of Investments.

384

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Thermo Fisher Scientific, Inc.
0.797%, 10/18/23	$1,580,000	$1,522,119
1.215%, 10/18/24	1,500,000	1,394,408
1.750%, 10/15/28	890,000	744,390

		6,479,297

Pharmaceuticals (0.9%)
Astrazeneca Finance LLC
0.700%, 5/28/24	400,000	374,853
1.200%, 5/28/26	250,000	219,164
1.750%, 5/28/28	400,000	337,526
2.250%, 5/28/31	325,000	264,011
AstraZeneca plc
3.375%, 11/16/25	1,500,000	1,435,806
0.700%, 4/8/26(x)	1,000,000	868,597
3.125%, 6/12/27	1,150,000	1,063,168
1.375%, 8/6/30	1,000,000	774,811
Bristol-Myers Squibb Co.
0.537%, 11/13/23	395,000	377,841
2.900%, 7/26/24	708,000	686,401
0.750%, 11/13/25(x)	600,000	533,202
3.200%, 6/15/26	600,000	568,621
1.125%, 11/13/27	600,000	503,628
3.900%, 2/20/28	2,750,000	2,617,742
3.400%, 7/26/29	773,000	702,641
1.450%, 11/13/30	355,000	273,809
Eli Lilly and Co.
2.750%, 6/1/25	707,000	675,220
3.375%, 3/15/29	258,000	239,295
GlaxoSmithKline Capital plc
0.534%, 10/1/23	550,000	527,764
3.000%, 6/1/24	875,000	851,717
GlaxoSmithKline Capital, Inc.
3.625%, 5/15/25	280,000	272,111
3.875%, 5/15/28	500,000	471,854
Johnson & Johnson
3.375%, 12/5/23	500,000	494,233
2.625%, 1/15/25	750,000	722,583
0.550%, 9/1/25	500,000	446,427
2.450%, 3/1/26	750,000	699,020
2.950%, 3/3/27	2,000,000	1,868,372
0.950%, 9/1/27	625,000	527,308
1.300%, 9/1/30(x)	705,000	559,446
Merck & Co., Inc.
2.900%, 3/7/24	340,000	332,455
2.750%, 2/10/25	1,000,000	958,708
0.750%, 2/24/26	440,000	385,903
1.700%, 6/10/27	600,000	524,456
1.900%, 12/10/28	300,000	251,933
3.400%, 3/7/29	750,000	687,752
1.450%, 6/24/30	895,000	698,334
2.150%, 12/10/31(x)	570,000	458,047
Mylan, Inc.
4.550%, 4/15/28	500,000	442,154
Novartis Capital Corp.
1.750%, 2/14/25	750,000	703,743
2.000%, 2/14/27	750,000	672,946
3.100%, 5/17/27	1,000,000	935,484
Pfizer, Inc.
2.950%, 3/15/24	750,000	736,053
3.400%, 5/15/24	1,500,000	1,473,762
0.800%, 5/28/25	315,000	285,944
2.750%, 6/3/26	1,000,000	939,910
3.600%, 9/15/28(x)	1,350,000	1,271,824
3.450%, 3/15/29	1,000,000	922,107
1.700%, 5/28/30	250,000	200,133
1.750%, 8/18/31	490,000	382,369
Royalty Pharma plc
1.200%, 9/2/25	715,000	630,094
1.750%, 9/2/27	455,000	375,524
2.200%, 9/2/30	415,000	318,763
Sanofi
3.625%, 6/19/28	750,000	699,717
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	2,450,000	2,261,502
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28	1,000,000	967,181
2.050%, 3/31/30	470,000	372,450
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	1,750,000	1,594,112
Viatris, Inc.
1.650%, 6/22/25	535,000	475,427
2.300%, 6/22/27	375,000	307,880
2.700%, 6/22/30(x)	885,000	656,537
Zoetis, Inc.
4.500%, 11/13/25	750,000	736,904
3.000%, 9/12/27	500,000	450,629
3.900%, 8/20/28	350,000	324,208
2.000%, 5/15/30	500,000	397,385

		43,789,501

Total Health Care		144,034,851

Industrials (2.1%)
Aerospace & Defense (0.6%)
Boeing Co. (The)
1.950%, 2/1/24	330,000	316,655
1.433%, 2/4/24	835,000	793,488
2.800%, 3/1/24	500,000	482,360
2.850%, 10/30/24	300,000	284,934
4.875%, 5/1/25	1,430,000	1,395,953
2.600%, 10/30/25(x)	650,000	593,265
2.750%, 2/1/26	600,000	545,675
2.196%, 2/4/26	1,250,000	1,111,676
3.100%, 5/1/26	500,000	456,082
2.250%, 6/15/26(x)	300,000	264,509
2.700%, 2/1/27	365,000	319,662
5.040%, 5/1/27	1,500,000	1,448,838
3.250%, 2/1/28	600,000	524,800
3.450%, 11/1/28(x)	300,000	258,697
3.200%, 3/1/29	500,000	417,595
2.950%, 2/1/30	750,000	602,730
5.150%, 5/1/30(x)	3,000,000	2,770,302
General Dynamics Corp.
2.375%, 11/15/24	500,000	475,561
3.500%, 5/15/25	750,000	725,340
1.150%, 6/1/26	415,000	363,854
2.125%, 8/15/26	750,000	679,068
3.750%, 5/15/28	805,000	756,690
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	1,000,000	807,210
L3Harris Technologies, Inc.
3.950%, 5/28/24(x)	206,000	202,751
3.832%, 4/27/25	200,000	192,842
3.850%, 12/15/26	245,000	231,966
4.400%, 6/15/28	1,750,000	1,646,647
Leidos, Inc.
3.625%, 5/15/25(x)	120,000	115,253
4.375%, 5/15/30	95,000	82,853
Lockheed Martin Corp.
3.550%, 1/15/26	624,000	603,053

See Notes to Portfolio of Investments.

385

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Northrop Grumman Corp.
2.930%, 1/15/25	$1,000,000	$954,967
3.250%, 1/15/28	1,500,000	1,364,544
Precision Castparts Corp.
3.250%, 6/15/25	750,000	722,110
Raytheon Technologies Corp.
3.200%, 3/15/24	1,000,000	980,132
3.950%, 8/16/25	375,000	366,047
3.500%, 3/15/27	715,000	669,687
3.125%, 5/4/27(x)	1,250,000	1,148,364
4.125%, 11/16/28	2,000,000	1,869,747
1.900%, 9/1/31	1,520,000	1,165,342
2.375%, 3/15/32	750,000	588,751
Textron, Inc.
3.875%, 3/1/25	285,000	274,966
4.000%, 3/15/26	175,000	167,711
3.650%, 3/15/27	250,000	229,851

		29,972,528

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	464,210
FedEx Corp.
3.250%, 4/1/26(x)	500,000	472,311
3.400%, 2/15/28(x)	500,000	453,550
4.200%, 10/17/28(x)	500,000	463,391
3.100%, 8/5/29(x)	750,000	641,903
United Parcel Service, Inc.
2.200%, 9/1/24	150,000	143,197
2.800%, 11/15/24(x)	500,000	481,624
3.050%, 11/15/27(x)	750,000	693,719
3.400%, 3/15/29	310,000	285,490
2.500%, 9/1/29	150,000	129,017

		4,228,412

Airlines (0.0%)†
Southwest Airlines Co.
5.250%, 5/4/25	765,000	765,107
3.000%, 11/15/26(x)	250,000	228,033
5.125%, 6/15/27	850,000	832,839
3.450%, 11/16/27(x)	250,000	224,811
2.625%, 2/10/30	350,000	281,691

		2,332,481

Building Products (0.1%)
Carlisle Cos., Inc.
3.500%, 12/1/24	530,000	510,819
Carrier Global Corp.
2.242%, 2/15/25	750,000	701,482
2.493%, 2/15/27	830,000	735,844
2.722%, 2/15/30	1,570,000	1,295,118
Fortune Brands Home & Security, Inc.
4.000%, 6/15/25(x)	350,000	334,680
3.250%, 9/15/29	350,000	290,113
4.000%, 3/25/32	500,000	415,651
Johnson Controls International plc
3.625%, 7/2/24(e)	200,000	194,527
1.750%, 9/15/30	265,000	204,888
2.000%, 9/16/31(x)	585,000	440,676
Lennox International, Inc.
3.000%, 11/15/23	175,000	171,240
1.350%, 8/1/25	135,000	119,862
1.700%, 8/1/27	100,000	83,150
Masco Corp.
1.500%, 2/15/28	375,000	301,745
2.000%, 10/1/30	500,000	375,502
2.000%, 2/15/31	500,000	373,749
Owens Corning
4.200%, 12/1/24	300,000	293,848
3.400%, 8/15/26(x)	285,000	262,650
3.950%, 8/15/29	250,000	224,572

		7,330,116

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2
3.450%, 5/1/25	115,000	110,705
3.700%, 4/1/27	600,000	568,778
4.000%, 5/1/32	500,000	460,082
RELX Capital, Inc.
4.000%, 3/18/29	750,000	691,443
3.000%, 5/22/30	250,000	210,729
4.750%, 5/20/32	105,000	98,629
Republic Services, Inc.
2.500%, 8/15/24	235,000	224,363
0.875%, 11/15/25(x)	200,000	175,565
3.375%, 11/15/27	275,000	251,916
3.950%, 5/15/28	750,000	702,462
Waste Connections, Inc.
3.500%, 5/1/29(x)	750,000	673,450
Waste Management, Inc.
0.750%, 11/15/25	135,000	119,106
3.150%, 11/15/27(x)	750,000	688,423
1.150%, 3/15/28	195,000	159,518
2.000%, 6/1/29(x)	250,000	206,051
4.150%, 4/15/32(x)	1,000,000	923,138

		6,264,358

Construction & Engineering (0.0%)†
Quanta Services, Inc.
0.950%, 10/1/24	160,000	147,848
2.900%, 10/1/30	1,000,000	804,242

		952,090

Electrical Equipment (0.1%)
Eaton Corp.
3.103%, 9/15/27	500,000	456,445
Emerson Electric Co.
3.150%, 6/1/25	350,000	335,455
0.875%, 10/15/26	665,000	570,637
1.800%, 10/15/27	235,000	203,360
2.000%, 12/21/28	600,000	505,770
2.200%, 12/21/31	600,000	477,841
Hubbell, Inc.
3.350%, 3/1/26	750,000	707,191
3.150%, 8/15/27	150,000	135,796
3.500%, 2/15/28	500,000	456,505
2.300%, 3/15/31	290,000	230,647
Rockwell Automation, Inc.
2.875%, 3/1/25	500,000	478,417
3.500%, 3/1/29	300,000	275,854
1.750%, 8/15/31	200,000	153,032

		4,986,950

Industrial Conglomerates (0.2%)
3M Co.
3.250%, 2/14/24	850,000	833,309
2.000%, 2/14/25	500,000	467,888
3.000%, 8/7/25(x)	750,000	710,823
2.250%, 9/19/26	500,000	449,030
2.875%, 10/15/27(x)	500,000	449,361
3.625%, 9/14/28(x)	500,000	458,764
2.375%, 8/26/29	750,000	615,019
Honeywell International, Inc.
2.300%, 8/15/24	500,000	479,892
1.350%, 6/1/25	500,000	458,906
2.500%, 11/1/26	1,000,000	917,227
1.100%, 3/1/27	1,200,000	1,034,205
2.700%, 8/15/29(x)	295,000	258,777
1.950%, 6/1/30	1,000,000	820,348

See Notes to Portfolio of Investments.

386

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
1.750%, 9/1/31(x)	$960,000	$749,045
Pentair Finance Sarl
4.500%, 7/1/29	250,000	225,797
5.900%, 7/15/32(x)	500,000	472,182
Trane Technologies Luxembourg Finance SA
3.500%, 3/21/26	500,000	471,138
3.800%, 3/21/29	500,000	449,925

		10,321,636

Machinery (0.4%)
Caterpillar, Inc.
3.400%, 5/15/24	715,000	701,189
2.600%, 9/19/29(x)	350,000	301,850
1.900%, 3/12/31	350,000	279,776
CNH Industrial Capital LLC
4.200%, 1/15/24	700,000	689,827
3.950%, 5/23/25	120,000	115,450
1.875%, 1/15/26	875,000	774,339
1.450%, 7/15/26	500,000	430,194
CNH Industrial NV
3.850%, 11/15/27	655,000	594,546
Crane Holdings Co.
4.450%, 12/15/23	400,000	397,109
Cummins, Inc.
3.650%, 10/1/23(x)	500,000	495,759
0.750%, 9/1/25(x)	165,000	147,420
Dover Corp.
3.150%, 11/15/25	250,000	234,726
2.950%, 11/4/29	105,000	89,842
Fortive Corp.
3.150%, 6/15/26	1,500,000	1,384,471
IDEX Corp.
3.000%, 5/1/30	250,000	210,283
Illinois Tool Works, Inc.
3.500%, 3/1/24	1,000,000	983,880
2.650%, 11/15/26	950,000	883,036
Kennametal, Inc.
4.625%, 6/15/28	250,000	231,116
nVent Finance Sarl
2.750%, 11/15/31(x)	500,000	374,210
Oshkosh Corp.
4.600%, 5/15/28	250,000	230,281
Otis Worldwide Corp.
2.056%, 4/5/25	1,030,000	953,933
2.293%, 4/5/27(x)	800,000	705,907
2.565%, 2/15/30	925,000	754,403
Parker-Hannifin Corp.
2.700%, 6/14/24	165,000	158,632
3.650%, 6/15/24	715,000	698,715
3.300%, 11/21/24	600,000	576,515
4.250%, 9/15/27	355,000	337,857
3.250%, 6/14/29(x)	270,000	236,872
4.500%, 9/15/29(x)	250,000	237,704
Stanley Black & Decker, Inc.
2.300%, 2/24/25(x)	265,000	249,393
3.400%, 3/1/26	355,000	336,985
4.250%, 11/15/28	350,000	330,688
3.000%, 5/15/32(x)	285,000	232,861
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.000%, 3/15/60(k)	310,000	276,858
Westinghouse Air Brake Technologies Corp.
4.400%, 3/15/24(e)	750,000	733,748
3.200%, 6/15/25	180,000	168,448
3.450%, 11/15/26	500,000	451,250
4.950%, 9/15/28(e)	750,000	693,750
Xylem, Inc.
3.250%, 11/1/26	570,000	525,140
1.950%, 1/30/28	350,000	296,947

		18,505,910

Professional Services (0.0%)†
Equifax, Inc.
2.600%, 12/1/24	250,000	237,105
5.100%, 12/15/27	565,000	546,613
Thomson Reuters Corp.
4.300%, 11/23/23	500,000	496,676
3.350%, 5/15/26	570,000	535,438
Verisk Analytics, Inc.
4.000%, 6/15/25	400,000	387,327
4.125%, 3/15/29	500,000	456,425

		2,659,584

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
3.750%, 4/1/24	250,000	246,743
3.400%, 9/1/24	500,000	489,746
3.000%, 4/1/25	750,000	719,955
3.650%, 9/1/25(x)	500,000	483,850
3.250%, 6/15/27	400,000	375,849
Canadian National Railway Co.
2.950%, 11/21/24(x)	250,000	240,787
3.850%, 8/5/32	500,000	457,319
Canadian Pacific Railway Co.
1.350%, 12/2/24(x)	570,000	527,721
2.900%, 2/1/25	1,000,000	951,181
1.750%, 12/2/26	290,000	254,898
2.050%, 3/5/30	180,000	144,088
2.450%, 12/2/31	335,000	268,053
CSX Corp.
3.350%, 11/1/25	500,000	475,998
2.600%, 11/1/26	750,000	683,075
3.250%, 6/1/27	550,000	506,579
JB Hunt Transport Services, Inc.
3.875%, 3/1/26	500,000	477,308
Kansas City Southern
2.875%, 11/15/29	310,000	264,060
Norfolk Southern Corp.
2.900%, 6/15/26	500,000	464,392
3.150%, 6/1/27(x)	365,000	334,265
2.550%, 11/1/29	500,000	421,008
Ryder System, Inc.
3.875%, 12/1/23	250,000	246,078
3.650%, 3/18/24	350,000	342,558
2.500%, 9/1/24	385,000	367,651
3.350%, 9/1/25	500,000	472,696
1.750%, 9/1/26	310,000	275,663
2.900%, 12/1/26	220,000	198,772
2.850%, 3/1/27	145,000	129,252
4.300%, 6/15/27	250,000	236,435
Union Pacific Corp.
3.646%, 2/15/24(x)	500,000	492,681
3.150%, 3/1/24	200,000	196,046
3.750%, 7/15/25	625,000	609,134
3.250%, 8/15/25	250,000	240,461
2.750%, 3/1/26	250,000	232,996
2.150%, 2/5/27	500,000	446,286
3.700%, 3/1/29	530,000	491,450
2.400%, 2/5/30	430,000	359,598
2.375%, 5/20/31(x)	470,000	382,006

See Notes to Portfolio of Investments.

387

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.800%, 2/14/32	$350,000	$290,610

		14,797,248

Trading Companies & Distributors (0.2%)
Air Lease Corp.
0.800%, 8/18/24	415,000	378,308
4.250%, 9/15/24	1,000,000	973,888
2.300%, 2/1/25	350,000	321,466
3.375%, 7/1/25	235,000	220,148
2.875%, 1/15/26	790,000	709,192
3.750%, 6/1/26	375,000	343,938
1.875%, 8/15/26	375,000	317,384
2.200%, 1/15/27	750,000	634,437
2.100%, 9/1/28	455,000	355,987
3.000%, 2/1/30	250,000	197,970
3.125%, 12/1/30	350,000	275,104
2.875%, 1/15/32	750,000	567,829
Aircastle Ltd.
4.400%, 9/25/23	500,000	493,593
4.125%, 5/1/24	465,000	448,403
4.250%, 6/15/26	235,000	212,341
GATX Corp.
4.350%, 2/15/24(x)	1,000,000	987,549
3.250%, 3/30/25	400,000	377,557
WW Grainger, Inc.
1.850%, 2/15/25	350,000	325,822

		8,140,916

Total Industrials		110,492,229

Information Technology (3.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
3.500%, 6/15/25	425,000	413,951
2.950%, 2/28/26	750,000	711,257
Juniper Networks, Inc.
1.200%, 12/10/25	210,000	183,265
3.750%, 8/15/29	500,000	432,278
2.000%, 12/10/30	320,000	235,556
Motorola Solutions, Inc.
4.600%, 2/23/28	550,000	517,673
4.600%, 5/23/29	350,000	322,177
2.750%, 5/24/31	1,500,000	1,145,761
5.600%, 6/1/32	500,000	476,410

		4,438,328

Electronic Equipment, Instruments & Components (0.3%)
Allegion US Holding Co., Inc.
3.200%, 10/1/24	500,000	477,912
3.550%, 10/1/27	500,000	444,485
5.411%, 7/1/32	200,000	185,225
Amphenol Corp.
3.200%, 4/1/24	250,000	244,083
2.050%, 3/1/25	1,000,000	933,259
2.200%, 9/15/31	440,000	340,268
Arrow Electronics, Inc.
3.250%, 9/8/24	300,000	288,311
Avnet, Inc.
4.625%, 4/15/26	500,000	480,890
3.000%, 5/15/31	500,000	377,809
5.500%, 6/1/32	100,000	90,960
CDW LLC
2.670%, 12/1/26	715,000	619,905
3.276%, 12/1/28	535,000	439,497
3.569%, 12/1/31(x)	750,000	585,360
Flex Ltd.
4.750%, 6/15/25(x)	800,000	783,250
3.750%, 2/1/26	500,000	465,250
4.875%, 6/15/29	350,000	316,203
4.875%, 5/12/30	665,000	598,833
Jabil, Inc.
1.700%, 4/15/26	185,000	160,408
4.250%, 5/15/27	375,000	348,751
3.950%, 1/12/28	270,000	244,391
3.600%, 1/15/30	150,000	125,212
Keysight Technologies, Inc.
4.550%, 10/30/24	600,000	592,033
4.600%, 4/6/27	465,000	450,873
3.000%, 10/30/29(x)	250,000	211,224
Teledyne Technologies, Inc.
0.950%, 4/1/24	500,000	467,072
1.600%, 4/1/26	500,000	432,069
2.250%, 4/1/28	500,000	418,622
Trimble, Inc.
4.750%, 12/1/24(x)	350,000	345,511
4.900%, 6/15/28	450,000	421,868
Tyco Electronics Group SA
3.450%, 8/1/24	335,000	326,636
3.700%, 2/15/26	250,000	240,729
3.125%, 8/15/27	365,000	334,159
2.500%, 2/4/32	85,000	68,901
Vontier Corp.
1.800%, 4/1/26	310,000	263,522
2.400%, 4/1/28	500,000	390,435

		13,513,916

IT Services (0.8%)
Amdocs Ltd.
2.538%, 6/15/30	500,000	394,721
Automatic Data Processing, Inc.
3.375%, 9/15/25	500,000	484,452
1.700%, 5/15/28	485,000	415,730
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	350,000	325,403
2.900%, 12/1/29	500,000	416,740
2.600%, 5/1/31	1,000,000	791,879
DXC Technology Co.
1.800%, 9/15/26	750,000	642,968
2.375%, 9/15/28	750,000	614,083
Fidelity National Information Services, Inc.
0.600%, 3/1/24(x)	200,000	187,659
4.500%, 7/15/25	280,000	273,954
1.150%, 3/1/26	325,000	281,487
4.700%, 7/15/27(x)	500,000	480,542
1.650%, 3/1/28(x)	215,000	175,678
2.250%, 3/1/31(x)	600,000	463,707
5.100%, 7/15/32(x)	500,000	468,356
Fiserv, Inc.
3.800%, 10/1/23	375,000	371,370
2.750%, 7/1/24	1,350,000	1,297,082
3.850%, 6/1/25(x)	1,500,000	1,442,229
3.200%, 7/1/26	250,000	229,998
2.250%, 6/1/27(x)	1,000,000	862,104
4.200%, 10/1/28	465,000	430,056
3.500%, 7/1/29	890,000	774,250
2.650%, 6/1/30(x)	1,500,000	1,211,721
Genpact Luxembourg Sarl
3.375%, 12/1/24	250,000	239,440
1.750%, 4/10/26	200,000	175,680
Global Payments, Inc.
1.500%, 11/15/24	275,000	252,942
2.650%, 2/15/25	750,000	699,214
1.200%, 3/1/26(x)	560,000	481,229
4.800%, 4/1/26	1,000,000	965,798

See Notes to Portfolio of Investments.

388

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.150%, 1/15/27	$500,000	$429,046
4.950%, 8/15/27	315,000	300,086
4.450%, 6/1/28(x)	500,000	458,333
3.200%, 8/15/29	750,000	625,273
5.300%, 8/15/29(x)	300,000	282,923
2.900%, 5/15/30	235,000	187,227
2.900%, 11/15/31	500,000	381,644
5.400%, 8/15/32	500,000	460,993
International Business Machines Corp.
3.625%, 2/12/24	1,000,000	984,346
3.000%, 5/15/24	2,750,000	2,676,239
4.000%, 7/27/25	500,000	489,136
3.450%, 2/19/26	1,000,000	952,426
3.300%, 5/15/26	1,500,000	1,409,588
3.300%, 1/27/27(x)	1,095,000	1,020,768
2.200%, 2/9/27	185,000	164,724
1.700%, 5/15/27	405,000	350,090
4.150%, 7/27/27	500,000	486,168
1.950%, 5/15/30	220,000	174,766
2.720%, 2/9/32	380,000	310,165
4.400%, 7/27/32	500,000	461,830
Mastercard, Inc.
3.375%, 4/1/24	1,000,000	983,929
2.000%, 3/3/25(x)	500,000	470,865
2.950%, 11/21/26	1,150,000	1,075,985
3.500%, 2/26/28	140,000	131,639
2.950%, 6/1/29	700,000	618,986
1.900%, 3/15/31(x)	1,200,000	956,843
2.000%, 11/18/31	500,000	393,354
PayPal Holdings, Inc.
2.400%, 10/1/24	535,000	511,138
1.650%, 6/1/25	1,000,000	921,694
2.650%, 10/1/26	335,000	307,764
3.900%, 6/1/27	180,000	173,976
2.300%, 6/1/30	1,000,000	814,677
4.400%, 6/1/32(x)	500,000	463,713
Visa, Inc.
3.150%, 12/14/25	3,450,000	3,294,657
0.750%, 8/15/27(x)	465,000	388,162
2.750%, 9/15/27	300,000	274,664
Western Union Co. (The)
2.850%, 1/10/25(x)	125,000	118,042
1.350%, 3/15/26	350,000	301,485
2.750%, 3/15/31	350,000	263,378

		40,921,194

Semiconductors & Semiconductor Equipment (0.8%)
Advanced Micro Devices, Inc.
3.924%, 6/1/32	65,000	58,753
Analog Devices, Inc.
3.500%, 12/5/26	500,000	474,988
1.700%, 10/1/28(x)	340,000	282,397
2.100%, 10/1/31	435,000	343,659
Applied Materials, Inc.
1.750%, 6/1/30	585,000	461,953
Broadcom, Inc.
3.459%, 9/15/26	260,000	241,324
1.950%, 2/15/28§	515,000	423,272
4.110%, 9/15/28	3,692,000	3,337,183
4.000%, 4/15/29§	250,000	220,430
5.000%, 4/15/30	4,500,000	4,173,245
2.450%, 2/15/31§	1,250,000	939,942
4.150%, 4/15/32§	200,000	168,618
Intel Corp.
3.700%, 7/29/25	1,795,000	1,747,887
2.600%, 5/19/26(x)	500,000	464,445
3.150%, 5/11/27(x)	2,000,000	1,859,767
3.750%, 8/5/27(x)	500,000	476,108
1.600%, 8/12/28	405,000	336,351
4.000%, 8/5/29	500,000	463,860
2.450%, 11/15/29(x)	1,605,000	1,344,470
3.900%, 3/25/30	1,000,000	915,544
2.000%, 8/12/31	750,000	581,744
4.150%, 8/5/32(x)	500,000	456,442
KLA Corp.
4.100%, 3/15/29	625,000	594,118
4.650%, 7/15/32	440,000	423,709
Lam Research Corp.
3.800%, 3/15/25	350,000	342,057
3.750%, 3/15/26	750,000	719,761
4.000%, 3/15/29	530,000	496,574
Marvell Technology, Inc.
1.650%, 4/15/26	335,000	293,439
2.450%, 4/15/28	335,000	277,512
4.875%, 6/22/28	350,000	327,801
2.950%, 4/15/31	290,000	224,486
Maxim Integrated Products, Inc.
3.450%, 6/15/27	500,000	463,959
Micron Technology, Inc.
4.975%, 2/6/26	350,000	341,267
4.185%, 2/15/27	375,000	350,850
5.327%, 2/6/29	350,000	332,360
2.703%, 4/15/32	220,000	160,351
NVIDIA Corp.
0.584%, 6/14/24	760,000	710,003
3.200%, 9/16/26	850,000	807,803
1.550%, 6/15/28	1,000,000	826,445
2.000%, 6/15/31	1,000,000	787,296
NXP BV
4.875%, 3/1/24	500,000	495,240
2.700%, 5/1/25(x)	100,000	92,737
5.350%, 3/1/26	500,000	494,375
3.875%, 6/18/26	500,000	468,125
3.150%, 5/1/27	165,000	146,966
4.400%, 6/1/27	115,000	108,768
5.550%, 12/1/28	335,000	327,881
4.300%, 6/18/29	750,000	674,766
3.400%, 5/1/30	1,215,000	1,017,295
2.500%, 5/11/31	500,000	374,469
Qorvo, Inc.
1.750%, 12/15/24§	220,000	201,584
QUALCOMM, Inc.
2.900%, 5/20/24	1,000,000	973,537
3.250%, 5/20/27(x)	1,500,000	1,405,192
2.150%, 5/20/30(x)	500,000	411,881
4.250%, 5/20/32	260,000	246,332
Texas Instruments, Inc.
2.625%, 5/15/24	216,000	210,055
1.375%, 3/12/25	105,000	97,264
1.125%, 9/15/26(x)	335,000	294,880
2.900%, 11/3/27	355,000	323,428
2.250%, 9/4/29	320,000	269,874
1.900%, 9/15/31(x)	600,000	473,420
3.650%, 8/16/32	140,000	126,718
TSMC Arizona Corp.
3.875%, 4/22/27	460,000	438,247
4.125%, 4/22/29	500,000	471,335
4.250%, 4/22/32	345,000	318,952
Xilinx, Inc.
2.950%, 6/1/24	650,000	633,099

		39,348,593

Software (0.6%)
Adobe, Inc.
1.900%, 2/1/25(x)	470,000	442,081
2.150%, 2/1/27	465,000	418,589

See Notes to Portfolio of Investments.

389

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Autodesk, Inc.
4.375%, 6/15/25	$600,000	$591,447
3.500%, 6/15/27	1,000,000	924,073
2.850%, 1/15/30	195,000	163,473
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	172,930
Fortinet, Inc.
1.000%, 3/15/26	185,000	158,769
2.200%, 3/15/31	125,000	94,003
Intuit, Inc.
0.950%, 7/15/25(x)	250,000	225,020
1.350%, 7/15/27	165,000	139,806
Microsoft Corp.
2.875%, 2/6/24	335,000	328,556
2.700%, 2/12/25(x)	1,500,000	1,438,206
2.400%, 8/8/26	3,260,000	3,018,720
3.300%, 2/6/27	1,000,000	962,133
Oracle Corp.
3.400%, 7/8/24	2,000,000	1,954,670
2.950%, 11/15/24	750,000	715,780
2.950%, 5/15/25	3,000,000	2,817,857
1.650%, 3/25/26	680,000	596,451
2.650%, 7/15/26	2,805,000	2,523,052
3.250%, 11/15/27	1,000,000	890,112
2.300%, 3/25/28	1,070,000	894,301
2.950%, 4/1/30	5,000,000	4,016,818
Roper Technologies, Inc.
2.350%, 9/15/24	165,000	157,236
1.000%, 9/15/25	310,000	273,575
3.850%, 12/15/25	125,000	119,150
3.800%, 12/15/26	285,000	270,368
1.400%, 9/15/27	375,000	307,068
2.950%, 9/15/29	210,000	177,001
2.000%, 6/30/30	440,000	341,491
Salesforce, Inc.
0.625%, 7/15/24	415,000	387,168
3.700%, 4/11/28	375,000	355,935
1.500%, 7/15/28(x)	650,000	546,582
1.950%, 7/15/31(x)	1,200,000	943,001
ServiceNow, Inc.
1.400%, 9/1/30	2,000,000	1,479,325
VMware, Inc.
1.000%, 8/15/24	470,000	434,382
1.400%, 8/15/26	310,000	265,855
3.900%, 8/21/27	2,050,000	1,889,825
1.800%, 8/15/28	405,000	321,106

		31,755,915

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
3.000%, 2/9/24(x)	495,000	486,051
3.450%, 5/6/24	1,500,000	1,476,201
2.850%, 5/11/24	750,000	731,342
1.800%, 9/11/24	750,000	713,190
2.750%, 1/13/25	750,000	721,842
2.500%, 2/9/25	1,000,000	955,710
1.125%, 5/11/25	500,000	458,485
0.550%, 8/20/25(x)	1,000,000	895,158
0.700%, 2/8/26(x)	1,000,000	880,421
2.450%, 8/4/26	1,675,000	1,544,808
2.050%, 9/11/26	750,000	682,403
3.350%, 2/9/27	1,500,000	1,432,629
3.200%, 5/11/27	923,000	869,257
3.000%, 6/20/27(x)	2,060,000	1,933,552
3.000%, 11/13/27	2,250,000	2,078,199
1.200%, 2/8/28	1,000,000	837,189
1.400%, 8/5/28	1,000,000	834,579
3.250%, 8/8/29(x)	750,000	686,451
2.200%, 9/11/29	750,000	638,812
1.650%, 5/11/30	440,000	355,070
1.250%, 8/20/30	1,000,000	773,212
1.650%, 2/8/31	2,000,000	1,576,669
1.700%, 8/5/31(x)	1,000,000	783,705
3.350%, 8/8/32(x)	750,000	669,493
Dell International LLC
4.000%, 7/15/24	500,000	489,773
5.850%, 7/15/25	1,000,000	1,007,047
6.020%, 6/15/26	2,445,000	2,456,910
4.900%, 10/1/26	1,300,000	1,256,834
5.300%, 10/1/29	1,500,000	1,401,354
Hewlett Packard Enterprise Co.
1.450%, 4/1/24	600,000	569,712
4.900%, 10/15/25(e)	1,500,000	1,486,302
1.750%, 4/1/26	600,000	536,287
HP, Inc.
2.200%, 6/17/25	750,000	691,018
1.450%, 6/17/26	750,000	644,963
3.000%, 6/17/27(x)	750,000	666,593
4.750%, 1/15/28	500,000	469,028
4.000%, 4/15/29	500,000	440,823
3.400%, 6/17/30	750,000	606,752
2.650%, 6/17/31	750,000	547,936
4.200%, 4/15/32	500,000	405,252
NetApp, Inc.
3.300%, 9/29/24	500,000	483,807
1.875%, 6/22/25	215,000	196,115
2.375%, 6/22/27	300,000	264,271
2.700%, 6/22/30(x)	300,000	243,571
Teledyne FLIR LLC
2.500%, 8/1/30	250,000	195,151
Western Digital Corp.
2.850%, 2/1/29	500,000	388,154

		38,462,081

Total Information Technology		168,440,027

Materials (0.8%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.
3.350%, 7/31/24(x)	750,000	735,024
1.500%, 10/15/25	130,000	117,954
1.850%, 5/15/27	195,000	170,937
2.050%, 5/15/30	125,000	102,652
Albemarle Corp.
4.650%, 6/1/27(x)	250,000	238,700
5.050%, 6/1/32	250,000	230,477
Cabot Corp.
4.000%, 7/1/29	500,000	436,276
5.000%, 6/30/32	200,000	179,486
Celanese US Holdings LLC
3.500%, 5/8/24	300,000	288,463
5.900%, 7/5/24	500,000	495,026
6.050%, 3/15/25	500,000	488,774
1.400%, 8/5/26	250,000	203,319
6.165%, 7/15/27	500,000	472,837
6.330%, 7/15/29	500,000	467,106
6.379%, 7/15/32	500,000	461,610
Dow Chemical Co. (The)
4.800%, 11/30/28	500,000	475,430
DuPont de Nemours, Inc.
4.493%, 11/15/25	1,150,000	1,126,101
4.725%, 11/15/28	2,000,000	1,907,544
Ecolab, Inc.
0.900%, 12/15/23	335,000	321,076
2.700%, 11/1/26	215,000	199,912
1.650%, 2/1/27	1,000,000	877,975

See Notes to Portfolio of Investments.

390

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
EI du Pont de Nemours & Co.
1.700%, 7/15/25	$145,000	$133,166
FMC Corp.
4.100%, 2/1/24	1,500,000	1,476,528
3.200%, 10/1/26	350,000	319,524
International Flavors & Fragrances, Inc.
4.450%, 9/26/28	385,000	353,968
Linde, Inc.
3.200%, 1/30/26	350,000	335,173
1.100%, 8/10/30(x)	500,000	376,799
LYB International Finance III LLC
1.250%, 10/1/25	241,000	211,862
2.250%, 10/1/30(x)	270,000	210,539
Mosaic Co. (The)
4.250%, 11/15/23	1,000,000	991,669
4.050%, 11/15/27	750,000	698,315
NewMarket Corp.
2.700%, 3/18/31	500,000	382,494
Nutrien Ltd.
4.000%, 12/15/26	500,000	473,668
4.200%, 4/1/29	280,000	260,902
2.950%, 5/13/30	500,000	417,957
PPG Industries, Inc.
2.400%, 8/15/24(x)	250,000	239,649
1.200%, 3/15/26	510,000	444,782
2.800%, 8/15/29(x)	250,000	214,261
RPM International, Inc.
3.750%, 3/15/27	350,000	319,929
4.550%, 3/1/29	500,000	455,601
2.950%, 1/15/32	470,000	361,937
Sherwin-Williams Co. (The)
3.125%, 6/1/24	575,000	558,251
4.050%, 8/8/24	175,000	172,084
4.250%, 8/8/25	175,000	170,827
3.950%, 1/15/26(x)	500,000	482,830
3.450%, 6/1/27	750,000	691,947
2.950%, 8/15/29	500,000	427,074
Westlake Corp.
0.875%, 8/15/24	135,000	125,991
3.600%, 8/15/26	500,000	465,951
3.375%, 6/15/30	280,000	236,715

		22,007,072

Construction Materials (0.1%)
Eagle Materials, Inc.
2.500%, 7/1/31	375,000	273,221
Martin Marietta Materials, Inc.
4.250%, 7/2/24	285,000	280,874
3.450%, 6/1/27	321,000	296,153
3.500%, 12/15/27	500,000	459,379
2.400%, 7/15/31(x)	250,000	192,849
Series CB
2.500%, 3/15/30	235,000	188,484
Vulcan Materials Co.
4.500%, 4/1/25	1,250,000	1,224,859
3.900%, 4/1/27	130,000	122,027

		3,037,846

Containers & Packaging (0.1%)
Amcor Flexibles North America, Inc.
4.000%, 5/17/25	165,000	158,437
3.100%, 9/15/26	500,000	456,631
2.630%, 6/19/30	220,000	173,922
2.690%, 5/25/31	490,000	382,637
Avery Dennison Corp.
0.850%, 8/15/24(x)	290,000	268,811
4.875%, 12/6/28	300,000	286,678
Berry Global, Inc.
0.950%, 2/15/24	300,000	281,790
1.570%, 1/15/26	1,125,000	979,526
1.650%, 1/15/27	500,000	414,910
Packaging Corp. of America
3.400%, 12/15/27	360,000	326,996
Sonoco Products Co.
1.800%, 2/1/25	395,000	363,391
2.250%, 2/1/27(x)	415,000	361,973
WRKCo., Inc.
3.000%, 9/15/24	500,000	477,965
3.750%, 3/15/25	500,000	480,504
4.650%, 3/15/26	550,000	536,863
4.000%, 3/15/28	500,000	460,263
3.900%, 6/1/28	175,000	160,588

		6,571,885

Metals & Mining (0.1%)
AngloGold Ashanti Holdings plc
3.375%, 11/1/28	385,000	312,620
3.750%, 10/1/30	200,000	155,662
Freeport-McMoRan, Inc.
4.550%, 11/14/24(x)	1,500,000	1,477,612
4.625%, 8/1/30	1,500,000	1,315,868
Nucor Corp.
3.950%, 5/23/25	140,000	135,723
2.000%, 6/1/25	100,000	92,024
4.300%, 5/23/27	500,000	480,676
3.950%, 5/1/28	1,350,000	1,245,879
Reliance Steel & Aluminum Co.
1.300%, 8/15/25	310,000	275,752
2.150%, 8/15/30	275,000	209,501
Southern Copper Corp.
3.875%, 4/23/25	300,000	285,562
Steel Dynamics, Inc.
2.800%, 12/15/24	500,000	475,423
2.400%, 6/15/25	465,000	429,597
1.650%, 10/15/27	190,000	155,667
Vale Overseas Ltd.
3.750%, 7/8/30	1,190,000	958,456

		8,006,022

Paper & Forest Products (0.1%)
Fibria Overseas Finance Ltd.
5.500%, 1/17/27(x)	625,000	597,383
Suzano Austria GmbH
2.500%, 9/15/28	210,000	163,653
6.000%, 1/15/29	1,000,000	933,000
5.000%, 1/15/30	2,000,000	1,729,350

		3,423,386

Total Materials		43,046,211

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Agree LP (REIT)
2.000%, 6/15/28	320,000	258,742
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25(x)	750,000	719,227
3.800%, 4/15/26	250,000	237,771
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	460,599
2.375%, 7/15/31	160,000	120,465

See Notes to Portfolio of Investments.

391

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 4/15/32	$350,000	$287,813
American Tower Corp. (REIT)
0.600%, 1/15/24(x)	280,000	264,192
5.000%, 2/15/24	1,000,000	999,104
3.375%, 5/15/24	500,000	486,750
2.950%, 1/15/25	750,000	710,674
2.400%, 3/15/25	500,000	464,918
1.300%, 9/15/25	350,000	309,949
1.600%, 4/15/26(x)	600,000	522,880
1.450%, 9/15/26	500,000	426,012
2.750%, 1/15/27	350,000	308,955
3.650%, 3/15/27	400,000	365,701
1.500%, 1/31/28	350,000	279,805
3.950%, 3/15/29	500,000	446,291
2.900%, 1/15/30	240,000	197,092
2.100%, 6/15/30	250,000	190,558
1.875%, 10/15/30	2,500,000	1,851,427
2.700%, 4/15/31	600,000	470,939
2.300%, 9/15/31(x)	355,000	266,263
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23	100,000	99,437
3.500%, 11/15/25	250,000	237,964
2.950%, 5/11/26	1,000,000	921,400
2.900%, 10/15/26	250,000	228,324
3.350%, 5/15/27	175,000	160,057
1.900%, 12/1/28	1,250,000	1,026,916
Boston Properties LP (REIT)
3.200%, 1/15/25	1,750,000	1,667,141
3.400%, 6/21/29	750,000	634,491
3.250%, 1/30/31	1,500,000	1,217,970
Brandywine Operating Partnership LP (REIT)
4.100%, 10/1/24	250,000	241,685
3.950%, 11/15/27	300,000	264,302
4.550%, 10/1/29	250,000	223,057
Brixmor Operating Partnership LP (REIT)
3.650%, 6/15/24	300,000	289,725
3.850%, 2/1/25	355,000	338,471
4.125%, 6/15/26	275,000	256,828
3.900%, 3/15/27	250,000	227,232
2.250%, 4/1/28	175,000	141,685
4.125%, 5/15/29	375,000	322,215
4.050%, 7/1/30	375,000	318,129
2.500%, 8/16/31	250,000	181,984
Camden Property Trust (REIT)
4.100%, 10/15/28(x)	215,000	200,899
Corporate Office Properties LP (REIT)
2.250%, 3/15/26	270,000	235,227
2.000%, 1/15/29	425,000	319,336
Crown Castle, Inc. (REIT)
3.200%, 9/1/24(x)	500,000	483,409
1.350%, 7/15/25	100,000	89,662
4.450%, 2/15/26	2,165,000	2,089,747
3.700%, 6/15/26	165,000	154,578
1.050%, 7/15/26	750,000	635,696
2.900%, 3/15/27	970,000	861,511
3.650%, 9/1/27	750,000	679,015
CubeSmart LP (REIT)
3.125%, 9/1/26	250,000	228,310
2.250%, 12/15/28(x)	500,000	403,262
4.375%, 2/15/29	150,000	138,284
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	1,500,000	1,373,557
5.550%, 1/15/28	500,000	495,363
Duke Realty LP (REIT)
3.250%, 6/30/26	750,000	691,761
3.375%, 12/15/27	680,000	613,746
4.000%, 9/15/28	300,000	277,600
2.875%, 11/15/29	185,000	157,584
1.750%, 7/1/30	200,000	155,799
2.250%, 1/15/32	500,000	390,203
Equinix, Inc. (REIT)
2.625%, 11/18/24	635,000	596,900
1.250%, 7/15/25	265,000	237,307
1.000%, 9/15/25(x)	750,000	659,047
1.450%, 5/15/26(x)	350,000	303,188
2.900%, 11/18/26	455,000	407,907
1.800%, 7/15/27	215,000	178,719
1.550%, 3/15/28	375,000	301,875
2.000%, 5/15/28	350,000	286,029
3.200%, 11/18/29	455,000	384,935
2.150%, 7/15/30	1,000,000	769,620
2.500%, 5/15/31	750,000	576,164
3.900%, 4/15/32	500,000	425,183
ERP Operating LP (REIT)
3.375%, 6/1/25(x)	1,000,000	951,540
3.250%, 8/1/27	355,000	318,767
4.150%, 12/1/28	300,000	277,024
1.850%, 8/1/31	200,000	152,551
Essex Portfolio LP (REIT)
3.500%, 4/1/25(x)	650,000	623,561
3.375%, 4/15/26	250,000	233,756
1.700%, 3/1/28	625,000	508,537
4.000%, 3/1/29	500,000	455,582
Extra Space Storage LP (REIT)
3.900%, 4/1/29	165,000	147,480
Federal Realty Investment Trust (REIT)
3.950%, 1/15/24	250,000	246,512
1.250%, 2/15/26	250,000	218,904
3.250%, 7/15/27	500,000	452,496
3.200%, 6/15/29	500,000	426,617
GLP Capital LP (REIT)
5.375%, 11/1/23	380,000	372,495
3.350%, 9/1/24(x)	570,000	540,782
5.250%, 6/1/25	505,000	488,744
5.375%, 4/15/26	750,000	717,382
5.750%, 6/1/28	385,000	361,900
3.250%, 1/15/32	250,000	188,890
Healthcare Realty Holdings LP (REIT)
3.500%, 8/1/26	425,000	394,516
Healthpeak Properties, Inc. (REIT)
3.400%, 2/1/25	31,000	29,646
3.250%, 7/15/26	175,000	162,913
1.350%, 2/1/27	1,000,000	844,988
2.125%, 12/1/28(x)	795,000	653,544
3.500%, 7/15/29	200,000	175,506
Host Hotels & Resorts LP (REIT)
3.875%, 4/1/24	1,000,000	972,395
Series E
4.000%, 6/15/25	310,000	294,062
Hudson Pacific Properties LP (REIT)
5.950%, 2/15/28	600,000	574,350
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	375,000	300,702
4.150%, 4/15/32(x)	250,000	211,085

See Notes to Portfolio of Investments.

392

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Kilroy Realty LP (REIT)
3.450%, 12/15/24	$350,000	$335,013
4.375%, 10/1/25	400,000	383,458
4.750%, 12/15/28	350,000	319,664
Kimco Realty Corp. (REIT)
2.700%, 3/1/24	250,000	242,452
3.300%, 2/1/25	610,000	586,731
1.900%, 3/1/28	200,000	163,344
Kite Realty Group LP (REIT)
4.000%, 10/1/26(x)	250,000	230,246
Life Storage LP (REIT)
3.875%, 12/15/27	400,000	363,364
4.000%, 6/15/29	500,000	440,868
2.400%, 10/15/31	350,000	262,066
LifeStorage LP (REIT)
3.500%, 7/1/26	500,000	466,918
Mid-America Apartments LP (REIT)
4.300%, 10/15/23	175,000	173,690
3.750%, 6/15/24(x)	450,000	439,760
4.000%, 11/15/25	350,000	337,051
1.100%, 9/15/26	165,000	140,246
3.600%, 6/1/27	500,000	465,173
3.950%, 3/15/29	750,000	683,994
National Health Investors, Inc. (REIT)
3.000%, 2/1/31	150,000	108,506
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	500,000	488,559
4.000%, 11/15/25	200,000	190,945
3.600%, 12/15/26	250,000	227,767
4.300%, 10/15/28	665,000	610,128
Office Properties Income Trust (REIT)
4.250%, 5/15/24(x)	1,100,000	1,011,621
4.500%, 2/1/25	250,000	228,133
2.650%, 6/15/26	200,000	150,610
2.400%, 2/1/27	500,000	367,156
Omega Healthcare Investors, Inc. (REIT)
4.500%, 1/15/25	450,000	439,289
Physicians Realty LP (REIT)
4.300%, 3/15/27	250,000	233,913
Piedmont Operating Partnership LP (REIT)
4.450%, 3/15/24	500,000	492,410
3.150%, 8/15/30	500,000	387,836
Prologis LP (REIT)
3.250%, 10/1/26(x)	300,000	279,893
2.125%, 4/15/27	500,000	442,022
4.375%, 2/1/29	155,000	146,636
Public Storage (REIT)
0.875%, 2/15/26	250,000	218,513
1.500%, 11/9/26	250,000	221,472
3.094%, 9/15/27	300,000	274,489
1.850%, 5/1/28(x)	280,000	236,890
1.950%, 11/9/28	415,000	345,903
3.385%, 5/1/29	320,000	287,465
2.300%, 5/1/31	280,000	223,513
2.250%, 11/9/31	310,000	243,560
Realty Income Corp. (REIT)
4.600%, 2/6/24(x)	400,000	398,776
3.875%, 4/15/25	750,000	727,346
4.625%, 11/1/25	500,000	491,449
0.750%, 3/15/26	390,000	334,333
4.875%, 6/1/26	485,000	477,277
4.125%, 10/15/26	725,000	693,978
3.950%, 8/15/27	320,000	299,871
2.200%, 6/15/28	500,000	421,350
3.250%, 6/15/29	350,000	306,861
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	335,372
4.125%, 3/15/28	500,000	459,193
2.950%, 9/15/29	250,000	207,166
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	250,000	192,019
2.150%, 9/1/31	200,000	149,740
Sabra Health Care LP (REIT)
3.900%, 10/15/29	750,000	614,385
Simon Property Group LP (REIT)
2.000%, 9/13/24(x)	500,000	472,175
3.500%, 9/1/25	820,000	783,686
3.250%, 11/30/26	500,000	461,876
3.375%, 6/15/27(x)	1,750,000	1,602,689
3.375%, 12/1/27	750,000	678,971
1.750%, 2/1/28	500,000	414,894
2.450%, 9/13/29	750,000	605,755
2.650%, 7/15/30	500,000	403,507
SITE Centers Corp. (REIT)
3.625%, 2/1/25	216,000	204,190
4.700%, 6/1/27	165,000	151,854
Spirit Realty LP (REIT)
3.200%, 1/15/27	500,000	438,859
2.100%, 3/15/28	500,000	397,478
4.000%, 7/15/29	225,000	192,838
STORE Capital Corp. (REIT)
4.500%, 3/15/28	275,000	260,488
4.625%, 3/15/29	250,000	238,749
2.750%, 11/18/30	250,000	220,158
2.700%, 12/1/31	500,000	437,792
Sun Communities Operating LP (REIT)
2.300%, 11/1/28	310,000	249,588
2.700%, 7/15/31	185,000	139,321
4.200%, 4/15/32	250,000	209,270
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	448,653
2.750%, 9/1/31	200,000	141,656
UDR, Inc. (REIT)
2.950%, 9/1/26	125,000	112,989
3.500%, 7/1/27	350,000	319,220
3.200%, 1/15/30	1,000,000	837,669
3.000%, 8/15/31(x)	150,000	119,475
Ventas Realty LP (REIT)
3.500%, 4/15/24	750,000	730,884
3.750%, 5/1/24	50,000	48,832
2.650%, 1/15/25	1,000,000	939,992
3.250%, 10/15/26	800,000	735,852
Vornado Realty LP (REIT)
3.500%, 1/15/25(x)	550,000	513,821
2.150%, 6/1/26	90,000	76,307
3.400%, 6/1/31	135,000	103,298
Welltower, Inc. (REIT)
4.500%, 1/15/24	1,000,000	992,412
3.625%, 3/15/24	565,000	551,402
2.700%, 2/15/27	250,000	223,266
4.250%, 4/15/28	1,225,000	1,136,888
2.050%, 1/15/29	1,165,000	934,404
WP Carey, Inc. (REIT)
4.600%, 4/1/24	300,000	297,430

See Notes to Portfolio of Investments.

393

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 2/1/25	$300,000	$290,329
4.250%, 10/1/26(x)	400,000	377,669
3.850%, 7/15/29	250,000	220,116

		86,460,875

Real Estate Management & Development (0.0%)†
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,468,509
2.500%, 4/1/31	250,000	189,472
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	434,156

		2,092,137

Total Real Estate		88,553,012

Utilities (2.4%)
Electric Utilities (1.7%)
AEP Texas, Inc.
4.700%, 5/15/32	250,000	229,037
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	231,661
Alabama Power Co.
3.750%, 9/1/27	500,000	473,076
Series 20-A
1.450%, 9/15/30	500,000	382,468
American Electric Power Co., Inc.
3.200%, 11/13/27(x)	400,000	364,868
2.300%, 3/1/30	150,000	119,273
Series J
4.300%, 12/1/28	500,000	467,294
Series M
0.750%, 11/1/23	90,000	85,592
Series N
1.000%, 11/1/25(x)	315,000	276,265
Appalachian Power Co.
3.400%, 6/1/25	350,000	335,843
Series AA
2.700%, 4/1/31	500,000	401,454
Series BB
4.500%, 8/1/32	85,000	76,381
Arizona Public Service Co.
3.150%, 5/15/25	200,000	189,424
2.950%, 9/15/27	350,000	311,820
2.600%, 8/15/29	250,000	206,447
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	326,289
2.300%, 3/15/31	250,000	201,657
Avangrid, Inc.
3.150%, 12/1/24	500,000	477,305
3.800%, 6/1/29	750,000	666,088
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	634,495
2.250%, 6/15/31(x)	500,000	397,469
CenterPoint Energy Houston Electric LLC
Series AE
2.350%, 4/1/31	275,000	223,870
Series AG
3.000%, 3/1/32	200,000	169,831
Series Z
2.400%, 9/1/26	250,000	226,116
Cleco Corporate Holdings LLC
3.743%, 5/1/26(e)	750,000	698,785
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	204,041
Series 122
2.950%, 8/15/27	500,000	455,641
Connecticut Light & Power Co. (The)
Series A
0.750%, 12/1/25(x)	250,000	219,021
3.200%, 3/15/27	250,000	232,079
2.050%, 7/1/31	500,000	397,418
DTE Electric Co.
3.650%, 3/15/24(x)	245,000	241,154
Series A
1.900%, 4/1/28	320,000	271,515
3.000%, 3/1/32	250,000	210,610
Duke Energy Carolinas LLC
2.950%, 12/1/26	1,000,000	927,471
3.950%, 11/15/28	500,000	468,148
2.450%, 8/15/29	300,000	254,246
2.550%, 4/15/31	375,000	306,725
2.850%, 3/15/32	220,000	182,051
Duke Energy Corp.
3.750%, 4/15/24	350,000	344,008
0.900%, 9/15/25	310,000	274,216
3.150%, 8/15/27(x)	750,000	678,983
4.300%, 3/15/28	375,000	354,185
3.400%, 6/15/29	310,000	273,889
2.450%, 6/1/30	250,000	200,107
2.550%, 6/15/31(x)	750,000	586,977
4.500%, 8/15/32	355,000	322,439
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.250%, 1/15/82(k)	280,000	205,658
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	609,484
3.800%, 7/15/28	750,000	701,028
1.750%, 6/15/30	215,000	169,471
2.400%, 12/15/31	390,000	309,424
Duke Energy Progress LLC
3.700%, 9/1/28	1,000,000	929,413
3.450%, 3/15/29	350,000	317,125
2.000%, 8/15/31	500,000	384,720
Edison International
3.550%, 11/15/24	200,000	192,369
4.700%, 8/15/25	500,000	486,148
5.750%, 6/15/27(x)	40,000	39,301
4.125%, 3/15/28	500,000	446,488
Emera US Finance LP
0.833%, 6/15/24	250,000	231,357
3.550%, 6/15/26	665,000	617,939
2.639%, 6/15/31	335,000	258,351
Enel Americas SA
4.000%, 10/25/26(x)	165,000	154,852
Enel Chile SA
4.875%, 6/12/28	750,000	693,422
Entergy Arkansas LLC
3.700%, 6/1/24	1,000,000	983,178
3.500%, 4/1/26	300,000	284,749
Entergy Corp.
0.900%, 9/15/25	950,000	836,292
2.950%, 9/1/26	300,000	273,433
1.900%, 6/15/28	1,165,000	957,768
Entergy Louisiana LLC
0.620%, 11/17/23	362,000	345,869
0.950%, 10/1/24	960,000	889,487
2.400%, 10/1/26	500,000	447,310
Evergy Kansas Central, Inc.
2.550%, 7/1/26(x)	350,000	319,394

See Notes to Portfolio of Investments.

394

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Evergy, Inc.
2.450%, 9/15/24	$335,000	$317,467
2.900%, 9/15/29	500,000	412,677
Eversource Energy
4.200%, 6/27/24	280,000	275,794
2.900%, 3/1/27	200,000	180,260
4.600%, 7/1/27	350,000	338,139
2.550%, 3/15/31	500,000	398,111
3.375%, 3/1/32	200,000	168,562
Series H
3.150%, 1/15/25(x)	150,000	143,202
Series L
2.900%, 10/1/24	500,000	479,105
Series M
3.300%, 1/15/28(x)	500,000	450,831
Series N
3.800%, 12/1/23	210,000	206,993
Series Q
0.800%, 8/15/25(x)	150,000	132,598
Series R
1.650%, 8/15/30	250,000	188,782
Series U
1.400%, 8/15/26	250,000	215,949
Exelon Corp.
3.950%, 6/15/25	750,000	723,485
3.400%, 4/15/26	500,000	471,027
2.750%, 3/15/27§	500,000	450,650
3.350%, 3/15/32§	500,000	422,108
Fortis, Inc.
3.055%, 10/4/26	750,000	683,744
Georgia Power Co.
3.250%, 4/1/26	350,000	327,314
3.250%, 3/30/27(x)	500,000	458,168
4.700%, 5/15/32	250,000	233,396
Series A
2.200%, 9/15/24	350,000	330,700
Series B
2.650%, 9/15/29(x)	350,000	293,183
Gulf Power Co.
Series A
3.300%, 5/30/27(x)	250,000	231,469
Indiana Michigan Power Co.
3.850%, 5/15/28(x)	1,250,000	1,155,581
Interstate Power & Light Co.
3.250%, 12/1/24	500,000	483,136
4.100%, 9/26/28	450,000	422,899
3.600%, 4/1/29	500,000	452,232
2.300%, 6/1/30	125,000	100,323
ITC Holdings Corp.
3.650%, 6/15/24	325,000	316,263
3.250%, 6/30/26	300,000	276,514
3.350%, 11/15/27	400,000	361,798
MidAmerican Energy Co.
3.500%, 10/15/24	300,000	292,569
3.100%, 5/1/27	1,000,000	922,819
3.650%, 4/15/29	850,000	785,290
Mississippi Power Co.
3.950%, 3/30/28	250,000	230,388
NextEra Energy Capital Holdings, Inc.
2.940%, 3/21/24	400,000	388,848
4.200%, 6/20/24(x)	335,000	331,104
4.255%, 9/1/24	375,000	370,001
4.450%, 6/20/25(x)	295,000	290,513
1.875%, 1/15/27	400,000	346,486
3.550%, 5/1/27	1,500,000	1,389,472
4.625%, 7/15/27	500,000	485,336
1.900%, 6/15/28	750,000	624,394
3.500%, 4/1/29	500,000	444,991
2.250%, 6/1/30	2,500,000	2,004,252
2.440%, 1/15/32	400,000	310,402
5.000%, 7/15/32	150,000	144,089
(ICE LIBOR USD 3 Month + 3.16%), 5.650%, 5/1/79(k)	500,000	438,177
Northern States Power Co.
2.250%, 4/1/31(x)	300,000	247,122
NSTAR Electric Co.
3.200%, 5/15/27	500,000	461,788
3.250%, 5/15/29	500,000	448,028
1.950%, 8/15/31(x)	500,000	385,989
Ohio Power Co.
Series Q
1.625%, 1/15/31	235,000	176,228
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	322,685
Oncor Electric Delivery Co. LLC
2.750%, 6/1/24	500,000	483,105
0.550%, 10/1/25	525,000	462,389
3.700%, 11/15/28	1,250,000	1,163,874
2.750%, 5/15/30	185,000	158,988
4.150%, 6/1/32§	95,000	88,058
4.550%, 9/15/32§	180,000	173,797
Pacific Gas and Electric Co.
1.700%, 11/15/23	130,000	122,559
3.250%, 2/16/24	455,000	439,057
3.450%, 7/1/25	500,000	465,509
5.450%, 6/15/27	500,000	474,598
2.100%, 8/1/27	750,000	607,070
3.000%, 6/15/28	520,000	429,254
4.200%, 3/1/29	350,000	298,733
4.550%, 7/1/30	5,500,000	4,703,940
3.250%, 6/1/31	1,085,000	826,892
PacifiCorp
3.600%, 4/1/24	600,000	590,563
PECO Energy Co.
3.150%, 10/15/25(x)	700,000	665,633
Pinnacle West Capital Corp.
1.300%, 6/15/25	300,000	267,399
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	294,715
PPL Capital Funding, Inc.
3.100%, 5/15/26	500,000	460,085
Public Service Co. of Colorado
3.700%, 6/15/28	350,000	326,049
Public Service Co. of New Hampshire
Series V
2.200%, 6/15/31	290,000	232,179
Public Service Co. of Oklahoma
Series J
2.200%, 8/15/31	250,000	194,345
Public Service Electric & Gas Co.
0.950%, 3/15/26	350,000	306,451
2.250%, 9/15/26	450,000	405,589
3.700%, 5/1/28(x)	500,000	465,052
3.650%, 9/1/28(x)	300,000	276,479
3.200%, 5/15/29	250,000	224,755
2.450%, 1/15/30	165,000	139,471
1.900%, 8/15/31	235,000	183,603

See Notes to Portfolio of Investments.

395

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Southern California Edison Co.
1.100%, 4/1/24	$230,000	$216,838
2.850%, 8/1/29(x)	660,000	557,782
2.250%, 6/1/30	655,000	518,001
2.750%, 2/1/32(x)	315,000	249,628
Series 20C
1.200%, 2/1/26	440,000	388,263
Series A
4.200%, 3/1/29	500,000	461,652
Series B
3.650%, 3/1/28(x)	750,000	682,273
Series C
3.500%, 10/1/23	200,000	197,787
4.200%, 6/1/25	310,000	302,053
Series D
4.700%, 6/1/27	500,000	485,687
Series E
3.700%, 8/1/25	300,000	288,882
Series G
2.500%, 6/1/31	500,000	394,123
Series K
0.975%, 8/1/24(x)	125,000	116,030
Southern Co. (The)
4.475%, 8/1/24(e)	280,000	276,328
5.113%, 8/1/27(e),(k)	500,000	486,335
Series 21-A 0.600%, 2/26/24	160,000	150,539
Series 21-B 1.750%, 3/15/28	210,000	171,636
Series A 3.700%, 4/30/30	2,000,000	1,757,603
Southwestern Electric Power Co. Series K
2.750%, 10/1/26	500,000	452,017
Series M
4.100%, 9/15/28	750,000	692,733
Series N
1.650%, 3/15/26	500,000	439,743
Southwestern Public
Service Co.
3.300%, 6/15/24(x)	300,000	291,955
Tampa Electric Co.
3.875%, 7/12/24	125,000	122,149
2.400%, 3/15/31	140,000	112,621
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	571,587
1.500%, 8/1/30	225,000	169,931
Union Electric Co.
3.500%, 4/15/24	500,000	489,260
2.950%, 6/15/27(x)	500,000	456,006
3.500%, 3/15/29	500,000	454,648
Virginia Electric and Power Co.
3.450%, 2/15/24	1,000,000	980,485
2.300%, 11/15/31	500,000	398,251
Series A
3.150%, 1/15/26	715,000	675,025
3.500%, 3/15/27	750,000	704,749
3.800%, 4/1/28(x)	500,000	468,338
2.875%, 7/15/29	175,000	151,973
Series B
2.950%, 11/15/26	500,000	461,978
3.750%, 5/15/27	390,000	370,000
Wisconsin Electric Power Co.
2.050%, 12/15/24	200,000	188,717
1.700%, 6/15/28	310,000	258,062
Wisconsin Power & Light Co.
3.050%, 10/15/27(x)	350,000	320,730
1.950%, 9/16/31	250,000	191,800
Xcel Energy, Inc.
0.500%, 10/15/23	300,000	285,672
3.300%, 6/1/25	500,000	477,113
3.350%, 12/1/26	500,000	463,872
1.750%, 3/15/27(x)	415,000	359,779
4.000%, 6/15/28(x)	500,000	470,548
2.600%, 12/1/29	350,000	291,140
2.350%, 11/15/31	500,000	388,515

		87,396,221

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27	310,000	284,095
2.625%, 9/15/29(x)	800,000	682,129
CenterPoint Energy Resources Corp.
4.000%, 4/1/28	500,000	463,785
4.400%, 7/1/32(x)	100,000	93,050
National Fuel Gas Co.
5.200%, 7/15/25	1,000,000	987,144
3.950%, 9/15/27(x)	300,000	266,453
4.750%, 9/1/28(x)	300,000	275,280
ONE Gas, Inc.
1.100%, 3/11/24(x)	588,000	562,423
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	439,425
2.500%, 3/15/31(x)	380,000	299,098
Southern California Gas Co.
3.150%, 9/15/24	550,000	532,875
2.950%, 4/15/27	280,000	255,724
Series TT
2.600%, 6/15/26	500,000	457,582
Southwest Gas Corp.
2.200%, 6/15/30	500,000	377,679
4.050%, 3/15/32	150,000	126,030

		6,102,772

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
1.375%, 1/15/26	1,540,000	1,327,040
Constellation Energy Generation LLC
3.250%, 6/1/25	205,000	194,245
Enel Generacion Chile SA
4.250%, 4/15/24(x)	400,000	386,825
Southern Power Co.
4.150%, 12/1/25	500,000	482,422
0.900%, 1/15/26	155,000	133,995

		2,524,527

Multi-Utilities (0.4%)
Ameren Corp.
2.500%, 9/15/24	160,000	151,856
1.950%, 3/15/27	500,000	432,274
1.750%, 3/15/28	375,000	308,044
Ameren Illinois Co.
3.800%, 5/15/28	350,000	327,234
1.550%, 11/15/30	210,000	160,822
Berkshire Hathaway Energy Co.
3.750%, 11/15/23	1,100,000	1,089,989
Black Hills Corp.
4.250%, 11/30/23	600,000	594,550
1.037%, 8/23/24	270,000	249,302
3.950%, 1/15/26	350,000	333,914
3.050%, 10/15/29	250,000	208,809

See Notes to Portfolio of Investments.

396

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 6/15/30	$315,000	$249,455
CenterPoint Energy, Inc.
2.500%, 9/1/24	250,000	237,689
1.450%, 6/1/26	315,000	275,926
CMS Energy Corp.
3.000%, 5/15/26	210,000	193,853
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	512,189
2.400%, 6/15/31	750,000	599,425
Series B
3.125%, 11/15/27	300,000	273,258
Series D
4.000%, 12/1/28(x)	500,000	468,999
Consumers Energy Co.
3.800%, 11/15/28	750,000	700,128
3.600%, 8/15/32	335,000	298,523
Delmarva Power & Light Co.
3.500%, 11/15/23	750,000	740,284
Dominion Energy, Inc.
3.071%, 8/15/24(e)	180,000	172,457
4.250%, 6/1/28	500,000	468,586
Series A
1.450%, 4/15/26	305,000	267,925
4.350%, 8/15/32	250,000	225,631
Series C
2.250%, 8/15/31	455,000	356,437
Series D
2.850%, 8/15/26	450,000	410,619
DTE Energy Co.
4.220%, 11/1/24(e)	375,000	368,103
2.850%, 10/1/26	750,000	682,695
2.950%, 3/1/30	250,000	209,713
Series C
2.529%, 10/1/24(e),(k)	375,000	356,695
3.400%, 6/15/29	164,000	143,967
Series F
1.050%, 6/1/25	525,000	470,784
NiSource, Inc.
0.950%, 8/15/25	580,000	514,571
3.490%, 5/15/27	1,250,000	1,147,918
2.950%, 9/1/29	350,000	295,082
Public Service Enterprise Group, Inc.
0.841%, 11/8/23	250,000	238,830
2.875%, 6/15/24	700,000	673,372
0.800%, 8/15/25(x)	500,000	439,194
1.600%, 8/15/30	500,000	375,184
2.450%, 11/15/31	500,000	389,299
Puget Energy, Inc.
2.379%, 6/15/28	625,000	520,387
4.224%, 3/15/32	355,000	306,039
San Diego Gas & Electric Co.
2.500%, 5/15/26(x)	500,000	458,378
Series VVV
1.700%, 10/1/30	235,000	181,613
Series XXX
3.000%, 3/15/32	500,000	415,662
Sempra Energy
3.300%, 4/1/25	350,000	333,131
3.250%, 6/15/27	500,000	455,739
3.700%, 4/1/29	445,000	401,491
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52(k)	40,000	31,600
Southern Co. Gas Capital Corp.
2.450%, 10/1/23	650,000	632,852
3.250%, 6/15/26	530,000	490,764
5.150%, 9/15/32	250,000	237,959
WEC Energy Group, Inc.
0.800%, 3/15/24	250,000	235,401
5.150%, 10/1/27	355,000	350,575
1.375%, 10/15/27	500,000	411,823
2.200%, 12/15/28(x)	500,000	412,039
1.800%, 10/15/30	500,000	381,689

		22,870,727

Water Utilities (0.1%)
American Water Capital Corp.
3.850%, 3/1/24	800,000	788,845
3.400%, 3/1/25	400,000	385,783
3.750%, 9/1/28(x)	750,000	696,776
3.450%, 6/1/29	500,000	444,704
2.300%, 6/1/31	400,000	317,713
Essential Utilities, Inc.
3.566%, 5/1/29(x)	300,000	264,807

		2,898,628

Total Utilities		121,792,875

Total Corporate Bonds		1,870,983,372

Foreign Government Securities (2.5%)
Canada Government Bond
1.625%, 1/22/25(x)	2,000,000	1,883,018
2.875%, 4/28/25	2,475,000	2,387,605
Export Development Canada
2.625%, 2/21/24	1,000,000	972,216
3.375%, 8/26/25	905,000	874,048
3.000%, 5/25/27	1,000,000	948,702
Export-Import Bank of Korea
4.000%, 1/14/24	500,000	496,500
0.375%, 2/9/24	335,000	316,682
2.375%, 6/25/24	350,000	337,176
0.625%, 6/29/24	357,000	333,559
4.000%, 9/15/24	238,000	235,354
1.250%, 1/18/25	417,000	384,357
2.875%, 1/21/25	1,500,000	1,434,480
1.875%, 2/12/25	200,000	186,660
3.250%, 11/10/25	1,000,000	956,125
0.625%, 2/9/26	355,000	309,787
1.125%, 12/29/26(x)	550,000	472,780
1.625%, 1/18/27	364,000	318,879
2.375%, 4/21/27	1,500,000	1,349,865
4.250%, 9/15/27	323,000	311,995
1.375%, 2/9/31	750,000	573,810
2.125%, 1/18/32	356,000	283,679
FMS Wertmanagement AoeR
2.750%, 1/30/24	1,000,000	979,697
Hungary Government Bond
5.375%, 3/25/24	3,000,000	2,949,000
Italian Republic Government Bond
0.875%, 5/6/24	1,485,000	1,371,811
2.375%, 10/17/24	1,000,000	936,476
1.250%, 2/17/26	2,045,000	1,748,187
2.875%, 10/17/29	1,000,000	815,594
Japan Bank for International Cooperation
3.375%, 10/31/23	1,500,000	1,483,016
0.500%, 4/15/24	205,000	192,961

See Notes to Portfolio of Investments.

397

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 5/23/24	$780,000	$755,002
1.750%, 10/17/24	440,000	416,345
2.125%, 2/10/25	1,500,000	1,416,146
0.625%, 7/15/25	1,130,000	1,010,095
3.875%, 9/16/25	536,000	524,053
2.750%, 1/21/26	1,000,000	940,374
2.375%, 4/20/26	2,000,000	1,849,279
1.875%, 7/21/26	1,500,000	1,352,793
2.250%, 11/4/26(x)	1,000,000	907,894
2.750%, 11/16/27	475,000	435,367
3.250%, 7/20/28	1,500,000	1,405,373
3.500%, 10/31/28	2,000,000	1,872,378
2.125%, 2/16/29	750,000	652,625
2.000%, 10/17/29	430,000	366,321
1.250%, 1/21/31	600,000	470,184
1.875%, 4/15/31	1,200,000	980,480
Japan International Cooperation Agency
2.750%, 4/27/27(x)	690,000	637,223
3.250%, 5/25/27	750,000	706,944
3.375%, 6/12/28	500,000	472,550
1.750%, 4/28/31	595,000	482,641
Oriental Republic of Uruguay
4.500%, 8/14/24	333,333	332,250
4.375%, 10/27/27	2,500,000	2,465,313
Province of Alberta
3.350%, 11/1/23	1,150,000	1,137,737
2.950%, 1/23/24	1,000,000	982,242
1.875%, 11/13/24	1,500,000	1,423,518
3.300%, 3/15/28	1,250,000	1,178,339
1.300%, 7/22/30	1,100,000	878,032
Province of British Columbia
1.750%, 9/27/24	300,000	286,422
2.250%, 6/2/26(x)	1,000,000	921,360
0.900%, 7/20/26	500,000	439,223
1.300%, 1/29/31(x)	400,000	318,313
Province of Manitoba
2.600%, 4/16/24	500,000	487,007
3.050%, 5/14/24(x)	1,000,000	979,252
2.125%, 6/22/26	1,000,000	916,880
1.500%, 10/25/28	585,000	493,166
Province of New Brunswick
3.625%, 2/24/28	600,000	576,826
Province of Ontario
3.050%, 1/29/24	1,350,000	1,326,337
3.200%, 5/16/24(x)	2,500,000	2,451,156
0.625%, 1/21/26	3,770,000	3,322,379
1.050%, 4/14/26(x)	1,600,000	1,419,464
2.500%, 4/27/26	2,000,000	1,859,734
2.300%, 6/15/26(x)	1,750,000	1,611,267
3.100%, 5/19/27(x)	400,000	377,030
2.000%, 10/2/29(x)	1,250,000	1,074,341
1.125%, 10/7/30	1,000,000	779,676
1.600%, 2/25/31	1,000,000	805,159
1.800%, 10/14/31	1,500,000	1,215,736
Province of Quebec
2.500%, 4/9/24	500,000	486,131
2.875%, 10/16/24(x)	1,000,000	970,560
1.500%, 2/11/25	2,000,000	1,871,040
0.600%, 7/23/25	1,400,000	1,254,038
2.500%, 4/20/26	1,000,000	931,775
2.750%, 4/12/27	1,750,000	1,632,878
1.350%, 5/28/30	1,000,000	801,859
1.900%, 4/21/31(x)	1,250,000	1,034,752
Republic of Chile
3.125%, 1/21/26	3,512,000	3,277,793
2.750%, 1/31/27	200,000	180,200
2.450%, 1/31/31(x)	325,000	260,569
Republic of Indonesia
4.150%, 9/20/27	200,000	190,022
3.500%, 1/11/28	1,000,000	913,312
4.100%, 4/24/28	800,000	748,650
4.750%, 2/11/29	2,500,000	2,403,400
2.150%, 7/28/31	1,250,000	981,388
3.550%, 3/31/32(x)	200,000	173,522
4.650%, 9/20/32	200,000	188,272
Republic of Korea
2.000%, 6/19/24	350,000	334,887
2.750%, 1/19/27	1,750,000	1,638,766
3.500%, 9/20/28	1,000,000	951,750
2.500%, 6/19/29(x)	505,000	455,541
1.750%, 10/15/31	210,000	171,419
Republic of Panama
4.000%, 9/22/24	890,000	867,639
3.750%, 3/16/25	3,000,000	2,886,187
3.160%, 1/23/30(x)	1,500,000	1,222,313
Republic of Peru
4.125%, 8/25/27(x)	1,000,000	946,125
2.844%, 6/20/30	1,000,000	818,937
2.783%, 1/23/31(x)	2,240,000	1,777,020
Republic of Philippines
4.200%, 1/21/24(x)	2,400,000	2,370,264
3.000%, 2/1/28	1,150,000	1,046,626
3.750%, 1/14/29	975,000	909,295
2.457%, 5/5/30	3,360,000	2,805,970
Republic of Poland
3.250%, 4/6/26	1,500,000	1,413,563
State of Israel Government Bond
2.875%, 3/16/26	1,500,000	1,416,844
3.250%, 1/17/28	750,000	703,500
2.500%, 1/15/30	515,000	449,273
Svensk Exportkredit AB
0.500%, 11/10/23	500,000	479,494
1.750%, 12/12/23	600,000	581,939
0.375%, 7/30/24	2,000,000	1,860,033
3.625%, 9/3/24	286,000	281,709
0.625%, 10/7/24	584,000	541,703
0.500%, 8/26/25	1,000,000	892,241
2.250%, 3/22/27	500,000	457,633
Series USMT
0.375%, 3/11/24	595,000	562,146
United Mexican States
4.125%, 1/21/26	1,865,000	1,807,185
4.150%, 3/28/27	2,745,000	2,622,848
3.750%, 1/11/28	855,000	785,317
4.500%, 4/22/29	455,000	421,330
3.250%, 4/16/30(x)	5,000,000	4,174,375

Total Foreign Government Securities		130,510,278

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	2,000	1,975
Central Puget Sound Regional Transit Authority 5.491%, 11/1/39	4,000	4,195

See Notes to Portfolio of Investments.

398

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.395%, 1/1/40	$4,000	$4,507
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	4,000	4,402
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	8,000	8,170
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2 5.206%, 10/1/31	4,000	3,997
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	2,000	2,131
Commonwealth of Massachusetts 4.110%, 7/15/31	235,000	225,446
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	4,000	4,928
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	204,000	231,781
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A
1.258%, 7/1/25	500,000	452,673
2.154%, 7/1/30	500,000	401,425
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 7.055%, 4/1/57	3,000	3,103
Los Angeles Community College District
1.606%, 8/1/28	200,000	170,549
1.806%, 8/1/30	200,000	162,503
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B 4.053%, 7/1/26	1,000,000	973,792
New Jersey Economic Development Authority, NATL-RE 7.425%, 2/15/29	1,000,000	1,070,444
Ohio State University (The) 4.910%, 6/1/40	4,000	4,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	1,037
5.561%, 12/1/49	3,000	3,166
Regents of the University of California Medical Center Pooled Revenue, Series 2022
4.132%, 5/15/32	250,000	228,025
San Diego County Water Authority 6.138%, 5/1/49	4,000	4,507
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	4,262
7.043%, 4/1/50	4,000	4,901
State Board of Administration Finance Corp. 1.705%, 7/1/27	500,000	427,590
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	190,000	184,752
3.500%, 4/1/28	250,000	236,295
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	2,000	2,068
State of Wisconsin
3.154%, 5/1/27	1,300,000	1,221,146
University of California
0.883%, 5/15/25	165,000	150,210
3.063%, 7/1/25	500,000	480,092
1.316%, 5/15/27	250,000	214,824
1.614%, 5/15/30	125,000	98,209

Total Municipal Bonds		6,991,105

Supranational (3.1%)
African Development Bank
3.375%, 7/7/25(x)	1,350,000	1,314,943
0.875%, 3/23/26	1,300,000	1,151,407
0.875%, 7/22/26(x)	1,159,000	1,019,761
Asian Development Bank
0.250%, 10/6/23	1,000,000	960,484
1.625%, 3/15/24	1,000,000	962,519
0.375%, 6/11/24	1,800,000	1,685,869
4.125%, 9/27/24	850,000	845,619
0.625%, 10/8/24	1,273,000	1,183,689
1.500%, 10/18/24	2,000,000	1,890,887
2.000%, 1/22/25	3,000,000	2,846,376
2.875%, 5/6/25	1,350,000	1,300,649
0.375%, 9/3/25	2,250,000	2,006,946
0.500%, 2/4/26	4,000,000	3,523,691
1.000%, 4/14/26	1,300,000	1,157,881
2.000%, 4/24/26	1,000,000	922,783
1.750%, 8/14/26	1,000,000	903,568
2.625%, 1/12/27	2,500,000	2,346,635
1.500%, 1/20/27	2,000,000	1,787,007
2.500%, 11/2/27	2,500,000	2,298,999
2.750%, 1/19/28	1,000,000	930,088

See Notes to Portfolio of Investments.

399

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
1.250%, 6/9/28	$500,000	$425,361
3.125%, 9/26/28	400,000	376,502
1.875%, 3/15/29	1,000,000	874,424
1.750%, 9/19/29	500,000	428,882
1.875%, 1/24/30	1,000,000	858,896
0.750%, 10/8/30	1,000,000	774,262
1.500%, 3/4/31	600,000	494,377
3.125%, 4/27/32	500,000	464,705
3.875%, 9/28/32	400,000	394,404
Asian Infrastructure Investment Bank (The)
2.250%, 5/16/24	1,350,000	1,303,846
0.500%, 5/28/25	2,000,000	1,799,304
3.375%, 6/29/25	1,750,000	1,700,449
0.500%, 1/27/26	2,500,000	2,190,491
3.750%, 9/14/27	400,000	389,325
Corp. Andina de Fomento
3.750%, 11/23/23	1,310,000	1,294,280
1.250%, 10/26/24	511,000	474,339
1.625%, 9/23/25	750,000	678,891
2.250%, 2/8/27	650,000	578,882
Council of Europe Development Bank
0.250%, 10/20/23	525,000	504,091
2.500%, 2/27/24	825,000	803,811
0.375%, 6/10/24	500,000	468,194
1.375%, 2/27/25	750,000	699,342
3.000%, 6/16/25	143,000	138,045
0.875%, 9/22/26	750,000	655,276
European Bank for Reconstruction & Development
1.625%, 9/27/24(x)	350,000	332,014
1.500%, 2/13/25(x)	290,000	271,517
0.500%, 11/25/25(x)	600,000	532,308
0.500%, 1/28/26	750,000	661,047
European Investment Bank
3.125%, 12/14/23	2,250,000	2,217,547
3.250%, 1/29/24	3,100,000	3,055,670
2.625%, 3/15/24	1,665,000	1,625,475
2.250%, 6/24/24(x)	2,000,000	1,931,804
2.500%, 10/15/24(x)	1,000,000	965,461
1.875%, 2/10/25	3,000,000	2,836,849
1.625%, 3/14/25(x)	1,300,000	1,219,450
0.375%, 12/15/25(x)	2,000,000	1,766,001
0.375%, 3/26/26	3,375,000	2,949,503
2.125%, 4/13/26	2,000,000	1,856,748
0.750%, 10/26/26	1,111,000	966,288
1.375%, 3/15/27	2,500,000	2,219,191
2.375%, 5/24/27	1,000,000	925,851
0.625%, 10/21/27(x)	980,000	823,418
1.750%, 3/15/29(x)	800,000	696,419
1.625%, 10/9/29	410,000	350,227
0.750%, 9/23/30	750,000	582,762
1.250%, 2/14/31(x)	3,475,000	2,818,482
1.625%, 5/13/31	750,000	626,629
Inter-American Development Bank
0.250%, 11/15/23	2,000,000	1,914,623
2.625%, 1/16/24	2,150,000	2,103,750
3.000%, 2/21/24	2,000,000	1,964,559
3.250%, 7/1/24	500,000	490,651
0.500%, 9/23/24	2,000,000	1,857,796
2.125%, 1/15/25	2,000,000	1,903,358
0.625%, 7/15/25	5,000,000	4,513,073
0.875%, 4/20/26	2,000,000	1,773,484
2.000%, 6/2/26	1,050,000	964,343
2.000%, 7/23/26	1,000,000	919,149
1.500%, 1/13/27	1,500,000	1,341,503
0.625%, 9/16/27	1,000,000	840,184
1.125%, 7/20/28	1,250,000	1,054,221
3.125%, 9/18/28	750,000	709,868
2.250%, 6/18/29	1,000,000	889,048
3.500%, 9/14/29	800,000	769,312
1.125%, 1/13/31	3,800,000	3,036,244
International Bank for Reconstruction & Development
0.250%, 11/24/23	1,000,000	955,194
2.250%, 3/28/24	477,000	462,665
1.500%, 8/28/24	2,000,000	1,898,384
2.500%, 11/25/24	3,500,000	3,368,574
1.625%, 1/15/25	2,500,000	2,351,842
2.125%, 3/3/25	450,000	427,352
0.750%, 3/11/25	2,000,000	1,834,258
0.375%, 7/28/25(x)	3,000,000	2,686,090
2.500%, 7/29/25	3,000,000	2,851,605
0.500%, 10/28/25	1,600,000	1,423,943
3.125%, 11/20/25	350,000	336,458
1.875%, 10/27/26	2,000,000	1,813,358
3.125%, 6/15/27	1,200,000	1,147,087
0.750%, 11/24/27	1,855,000	1,562,852
1.375%, 4/20/28	2,000,000	1,719,680
1.125%, 9/13/28	2,400,000	2,011,161
1.750%, 10/23/29	1,350,000	1,154,978
0.750%, 8/26/30	1,685,000	1,306,386
1.250%, 2/10/31	8,500,000	6,858,642
1.625%, 11/3/31	1,667,000	1,367,772
2.500%, 3/29/32	2,000,000	1,764,808
International Finance Corp.
1.375%, 10/16/24	1,125,000	1,061,285
0.375%, 7/16/25	735,000	658,695
3.625%, 9/15/25	533,000	522,815
2.125%, 4/7/26(x)	2,000,000	1,853,070
0.750%, 10/8/26	1,000,000	870,209
0.750%, 8/27/30	750,000	582,299
Nordic Investment Bank
2.250%, 5/21/24	585,000	566,081
0.375%, 9/20/24	415,000	384,574
2.625%, 4/4/25	500,000	479,513
0.375%, 9/11/25	1,100,000	979,204
0.500%, 1/21/26	1,000,000	879,584
3.375%, 9/8/27(x)	643,000	612,046

Total Supranational		157,838,471

U.S. Government Agency Securities (3.3%)
FFCB
1.040%, 1/25/29	10,000,000	8,080,904
1.380%, 1/14/31	15,000,000	11,602,690
FHLB
1.500%, 8/15/24	3,785,000	3,602,714
2.875%, 9/13/24	2,000,000	1,946,138
0.375%, 9/4/25	6,000,000	5,360,273
3.250%, 11/16/28(x)	5,000,000	4,786,665
5.500%, 7/15/36	3,000	3,347
FHLMC
0.375%, 9/23/25	9,245,000	8,237,848
0.600%, 10/20/25	10,000,000	8,905,223
FNMA
2.625%, 9/6/24	2,500,000	2,431,018
0.625%, 4/22/25	17,105,000	15,574,392
0.500%, 6/17/25	10,000,000	9,041,478
0.375%, 8/25/25	9,500,000	8,492,983
2.125%, 4/24/26	8,165,000	7,606,078
1.875%, 9/24/26(x)	7,000,000	6,406,640
0.875%, 12/18/26	10,000,000	8,662,159
0.750%, 10/8/27(x)	40,000,000	33,980,608
0.875%, 8/5/30(x)	20,000,000	15,640,966

See Notes to Portfolio of Investments.

400

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	$5,000,000	$4,810,855
Tennessee Valley Authority
2.875%, 9/15/24	2,400,000	2,333,593
0.750%, 5/15/25	5,000,000	4,552,770
Series A
2.875%, 2/1/27	1,000,000	951,387

Total U.S. Government Agency Securities		173,010,729

U.S. Treasury Obligations (44.9%)
U.S. Treasury Notes
1.625%, 10/31/23	23,000,000	22,350,429
0.250%, 11/15/23	10,000,000	9,558,594
2.750%, 11/15/23	17,000,000	16,707,148
0.500%, 11/30/23	5,000,000	4,786,133
0.750%, 12/31/23	35,000,000	33,501,563
0.875%, 1/31/24	10,000,000	9,551,172
2.250%, 1/31/24	30,000,000	29,199,609
2.500%, 1/31/24	17,500,000	17,083,008
2.750%, 2/15/24	39,500,000	38,652,911
2.000%, 4/30/24	30,000,000	28,935,939
2.500%, 5/15/24	30,000,000	29,139,843
2.000%, 5/31/24	23,000,000	22,152,774
1.750%, 6/30/24	14,000,000	13,403,907
1.750%, 7/31/24	40,000,000	38,232,812
2.125%, 7/31/24	35,000,000	33,676,563
0.375%, 8/15/24	30,000,000	27,910,548
2.375%, 8/15/24	15,000,000	14,486,719
1.250%, 8/31/24	17,000,000	16,068,320
1.875%, 8/31/24	30,000,000	28,693,359
1.500%, 9/30/24	10,000,000	9,479,297
2.125%, 9/30/24	35,000,000	33,591,796
1.500%, 10/31/24	31,000,000	29,311,954
2.250%, 10/31/24	25,000,000	24,005,860
1.500%, 11/30/24	6,000,000	5,659,688
2.000%, 2/15/25	35,000,000	33,214,454
1.125%, 2/28/25	16,000,000	14,858,750
2.125%, 5/15/25	12,000,000	11,368,126
2.000%, 8/15/25	10,000,000	9,395,313
0.250%, 8/31/25	55,000,000	48,992,972
0.250%, 10/31/25	15,000,000	13,283,203
2.250%, 11/15/25	117,000,000	110,208,513
0.375%, 11/30/25	12,000,000	10,638,750
0.375%, 12/31/25	35,000,000	30,950,391
1.625%, 2/15/26	150,000,000	137,847,660
0.500%, 2/28/26	35,000,000	30,887,500
0.750%, 4/30/26	50,000,000	44,292,970
2.375%, 4/30/26	20,000,000	18,804,688
1.625%, 5/15/26	94,000,000	85,943,909
0.750%, 5/31/26	76,000,000	67,153,129
2.125%, 5/31/26	10,000,000	9,300,781
0.875%, 6/30/26	20,000,000	17,715,626
0.625%, 7/31/26	50,000,000	43,757,815
1.500%, 8/15/26	114,000,000	103,161,097
0.750%, 8/31/26	35,000,000	30,709,767
0.875%, 9/30/26	30,000,000	26,407,032
2.000%, 11/15/26	48,000,000	44,107,502
2.250%, 2/15/27	39,000,000	36,071,954
2.250%, 8/15/27	25,000,000	22,996,095
0.375%, 9/30/27	17,000,000	14,192,345
2.250%, 11/15/27	14,000,000	12,815,468
0.625%, 11/30/27	25,000,000	21,027,345
0.625%, 12/31/27	50,000,000	41,953,125
2.750%, 2/15/28	23,500,000	22,016,563
2.875%, 5/15/28	55,000,000	51,717,187
1.250%, 5/31/28	46,000,000	39,516,875
2.875%, 8/15/28	49,000,000	45,975,784
1.125%, 8/31/28	10,000,000	8,469,531
3.125%, 11/15/28	77,500,000	73,655,271
2.625%, 2/15/29	74,000,000	68,201,404
2.375%, 5/15/29	54,000,000	48,861,565
1.500%, 2/15/30	17,500,000	14,855,860
0.625%, 8/15/30	35,000,000	27,409,375
0.875%, 11/15/30	15,000,000	11,948,437
1.125%, 2/15/31	48,000,000	38,865,000
1.625%, 5/15/31	55,000,000	46,165,625
1.250%, 8/15/31	45,000,000	36,358,596
1.375%, 11/15/31	93,500,000	75,954,145
1.875%, 2/15/32	73,000,000	61,844,688
2.875%, 5/15/32	12,000,000	11,092,500
2.750%, 8/15/32(x)	20,000,000	18,281,250

Total U.S. Treasury Obligations		2,329,385,882

Total Long-Term Debt Securities (90.1%) (Cost $5,177,176,005)		4,673,803,021

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)†
Thrifts & Mortgage Finance (0.0%)†
FHLMC,
Series Z
(0.00%, 7.88% Floor), 8.375%(k)(x)*	17,000	56,780
FNMA,
Series S
(0.00%, 7.75% Floor), 8.250%(k)*	22,000	80,960

Total Preferred Stocks (0.0%)† (Cost $18,166)		137,740

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.3%)
Schwab Intermediate-Term U.S. Treasury ETF(x)	500,000	24,570,000
Schwab Short-Term U.S. Treasury ETF(x)	600,000	28,956,000
Vanguard Intermediate- Term Treasury ETF	2,900,000	169,099,000
Vanguard Short-Term Treasury ETF(x)	3,600,000	208,044,000

Total Exchange Traded Funds (8.3%) (Cost $452,509,280)		430,669,000

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	4,000,000	4,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.9%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22,due 10/3/22, repurchase price $24,407,410,collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $24,889,398. (xx)	$24,401,370	24,401,370

See Notes to Portfolio of Investments.

401

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $67,990,893, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22- 2/15/52; total market value $74,475,083. (xx)	$67,948,614	$67,948,614
Societe Generale SA, 2.96%, dated 9/30/22, due 10/7/22, repurchase price $45,025,900, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%- 2.750%, maturing 7/31/23-5/31/29; total market value $45,900,020. (xx)	45,000,000	45,000,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $1,900,486, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $2,111,022. (xx)	1,900,000	1,900,000
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $10,538,983, collateralized by various Common Stocks; total market value $11,592,888. (xx)	10,536,218	10,536,218

Total Repurchase Agreements		149,786,202

Total Short-Term Investments (3.0%) (Cost $153,786,202)		153,786,202

Total Investments in Securities (101.4%) (Cost $5,783,489,653)		5,258,395,963
Other Assets Less Liabilities (-1.4%)		(71,089,095)

Net Assets (100%)		$5,187,306,868

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2022, the market value of these securities amounted to $17,076,492 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2022.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $155,683,005. This was collateralized by $5,665,492 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/27/22 – 11/15/47 and by cash of $153,786,202 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

402

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Glossary:

AMERIBOR — American Interbank Offered Rate

CME — Chicago Mercantile Exchange

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NATL-RE — Insured by National Public Finance Guarantee Corp.

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$5,083,184	$—	$5,083,184
Corporate Bonds
Communication Services	—	104,357,441	—	104,357,441
Consumer Discretionary	—	89,747,952	—	89,747,952
Consumer Staples	—	100,276,646	—	100,276,646
Energy	—	102,806,495	—	102,806,495
Financials	—	797,435,633	—	797,435,633
Health Care	—	144,034,851	—	144,034,851
Industrials	—	110,492,229	—	110,492,229
Information Technology	—	168,440,027	—	168,440,027
Materials	—	43,046,211	—	43,046,211
Real Estate	—	88,553,012	—	88,553,012
Utilities	—	121,792,875	—	121,792,875
Exchange Traded Funds	430,669,000	—	—	430,669,000
Foreign Government Securities	—	130,510,278	—	130,510,278
Municipal Bonds	—	6,991,105	—	6,991,105
Preferred Stocks
Financials	137,740	—	—	137,740
Short-Term Investments
Investment Company	4,000,000	—	—	4,000,000
Repurchase Agreements	—	149,786,202	—	149,786,202
Supranational	—	157,838,471	—	157,838,471
U.S. Government Agency Securities	—	173,010,729	—	173,010,729
U.S. Treasury Obligations	—	2,329,385,882	—	2,329,385,882

Total Assets	$434,806,740	$4,823,589,223	$—	$5,258,395,963

Total Liabilities	$—	$—	$—	$—

Total	$434,806,740	$4,823,589,223	$—	$5,258,395,963

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$259,632
Aggregate gross unrealized depreciation	(525,593,227)

Net unrealized depreciation	$(525,333,595)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,783,729,558

See Notes to Portfolio of Investments.

403

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (8.0%)
Ambev SA	253,943	$732,028
Americanas SA*	5,106	16,195
Atacadao SA	6,331	22,639
B3 SA - Brasil Bolsa Balcao	48,628	118,542
Banco Bradesco SA*	15,196	46,086
Banco Bradesco SA (Preference)(q)	43,099	158,515
Banco Bradesco SA (ADR)	149,830	551,374
Banco BTG Pactual SA*	8,481	39,179
Banco do Brasil SA	7,794	55,554
Banco Santander Brasil SA	3,124	17,594
BB Seguridade Participacoes SA	5,239	25,805
Braskem SA (Preference), Class A(q)	1,644	7,997
BRF SA*	4,847	11,582
CCR SA	9,110	21,211
Centrais Eletricas Brasileiras SA	8,149	65,079
Centrais Eletricas Brasileiras SA (Preference), Class B(q)	2,830	23,687
Cia de Saneamento Basico do Estado de Sao Paulo*	2,589	23,815
Cia Energetica de Minas Gerais (Preference)(q)	10,489	20,981
Cia Siderurgica Nacional SA	5,126	12,106
Cosan SA	9,832	31,623
CPFL Energia SA	2,283	14,288
Energisa SA	2,213	17,222
Engie Brasil Energia SA	2,350	16,803
Equatorial Energia SA	9,398	46,795
Gerdau SA (Preference)(q)	10,209	46,254
Hapvida Participacoes e Investimentos SA(m)*	34,761	48,974
Hypera SA*	3,296	27,184
Itau Unibanco Holding SA (Preference)(q)*	39,160	203,265
Itau Unibanco Holding SA (ADR)	74,579	385,573
Itausa SA (Preference)(q)	36,087	65,225
Klabin SA	8,000	26,962
Localiza Rent a Car SA	5,975	67,466
Lojas Renner SA*	7,144	36,976
Magazine Luiza SA*	21,875	18,289
Natura & Co. Holding SA	6,494	17,817
Petro Rio SA*	5,854	29,908
Petroleo Brasileiro SA	30,072	185,527
Petroleo Brasileiro SA (Preference)(q)	38,480	213,716
Petroleo Brasileiro SA (ADR)	42,093	519,428
Raia Drogasil SA	7,704	32,491
Rede D’Or Sao Luiz SA(m)*	2,974	16,446
Rumo SA	9,376	32,242
Suzano SA	5,857	48,501
Telefonica Brasil SA	4,815	36,106
TIM SA*	6,959	15,597
TOTVS SA*	3,956	21,627
Ultrapar Participacoes SA	6,680	14,501
Vale SA	32,318	432,436
Vibra Energia SA	8,391	26,879
WEG SA	13,076	77,690
XP, Inc., Class A*	26,711	507,776

		5,251,556

Chile (1.8%)
Banco de Chile	462,284	40,674
Banco Santander Chile	707,561	24,721
Cencosud SA	11,427	14,461
Cia Cervecerias Unidas SA	3,078	16,728
Empresas CMPC SA	15,051	22,904
Empresas Copec SA	4,090	26,201
Enel Americas SA	173,391	18,270
Falabella SA	6,082	12,126
Sociedad Quimica y Minera de Chile SA (Preference), Class B(q)	1,146	106,667
Sociedad Quimica y Minera de Chile SA (ADR)	10,165	922,474

		1,205,226

China (29.1%)
360 DigiTech, Inc. (ADR)	726	9,307
3SBio, Inc.(m)	16,774	11,877
AAC Technologies Holdings, Inc.(x)*	8,075	12,461
Advanced Micro-Fabrication Equipment, Inc. China, Class A*	803	12,117
AECC Aviation Power Co. Ltd., Class A	1,700	10,025
Agricultural Bank of China Ltd., Class H	218,582	65,186
Agricultural Bank of China Ltd., Class A	31,100	12,531
Aier Eye Hospital Group Co. Ltd., Class A	3,247	13,114
Air China Ltd., Class A*	9,800	14,460
Air China Ltd., Class H*	19,469	14,836
Airtac International Group	976	22,328
Alibaba Group Holding Ltd.*	122,680	1,230,590
Alibaba Health Information Technology Ltd.*	28,015	12,736
A-Living Smart City Services Co. Ltd., Class H(m)	8,807	6,922
Aluminum Corp. of China Ltd., Class A	13,700	7,938
Aluminum Corp. of China Ltd., Class H	27,304	8,837
Anhui Conch Cement Co. Ltd., Class A	2,300	9,310
Anhui Conch Cement Co. Ltd., Class H	8,297	26,150
Anhui Gujing Distillery Co. Ltd., Class A	300	11,500
ANTA Sports Products Ltd.	9,267	97,610
Asymchem Laboratories Tianjin Co. Ltd., Class A	280	5,466
Autohome, Inc. (ADR)	529	15,214
Avary Holding Shenzhen Co. Ltd., Class A	2,200	7,982
AviChina Industry & Technology Co. Ltd., Class H	20,991	8,082
Baidu, Inc., Class A*	17,820	262,960
Baidu, Inc. (ADR)*	3,812	447,872
Bank of Beijing Co. Ltd., Class A	20,300	11,763
Bank of Chengdu Co. Ltd., Class A	6,200	14,297
Bank of China Ltd., Class A	29,700	12,925
Bank of China Ltd., Class H	641,972	209,548
Bank of Communications Co. Ltd., Class A	19,500	12,692
Bank of Communications Co. Ltd., Class H	58,821	30,904
Bank of Hangzhou Co. Ltd., Class A	5,900	11,850
Bank of Jiangsu Co. Ltd., Class A	14,100	14,784
Bank of Nanjing Co. Ltd., Class A	9,600	14,224
Bank of Ningbo Co. Ltd., Class A	2,700	11,963
Bank of Shanghai Co. Ltd., Class A	12,700	10,461
Baoshan Iron & Steel Co. Ltd., Class A	12,500	9,268
BeiGene Ltd. (ADR)*	350	47,187
Beijing Capital International Airport Co. Ltd., Class H*	34,249	18,405

See Notes to Portfolio of Investments.

404

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EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Beijing Enterprises Holdings Ltd.	4,062	$11,364
Beijing Enterprises Water Group Ltd.	36,959	8,510
Beijing Kingsoft Office Software, Inc., Class A	346	9,801
Beijing Tongrentang Co. Ltd., Class A	2,200	14,093
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	435	7,012
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	18,900	12,039
Bilibili, Inc., Class Z*	1,500	23,175
Bloomage Biotechnology Corp. Ltd., Class A	643	11,871
BOE Technology Group Co. Ltd., Class A	18,300	8,432
Bosideng International Holdings Ltd.	26,968	13,325
BYD Co. Ltd., Class A	801	28,418
BYD Co. Ltd., Class H	24,155	594,022
BYD Electronic International Co. Ltd.(x)	4,680	11,109
CanSino Biologics, Inc., Class H(m)(x)	641	3,601
CGN Power Co. Ltd., Class H(m)	115,031	24,877
Changchun High & New Technology Industry Group, Inc., Class A	300	7,180
China Cinda Asset Management Co. Ltd., Class H	82,280	9,105
China CITIC Bank Corp. Ltd., Class H	77,354	30,717
China Coal Energy Co. Ltd., Class H	24,399	22,064
China Conch Venture Holdings Ltd.	11,048	17,526
China Construction Bank Corp., Class H	777,135	447,213
China CSSC Holdings Ltd., Class A	3,800	12,091
China Eastern Airlines Corp. Ltd., Class A*	18,500	12,723
China Energy Engineering Corp. Ltd.	32,000	10,102
China Everbright Bank Co. Ltd., Class A	27,100	10,764
China Everbright Bank Co. Ltd., Class H	38,342	10,540
China Everbright Environment Group Ltd.	42,700	17,697
China Evergrande Group*	69,583	5,901
China Feihe Ltd.(m)*	25,661	17,908
China Galaxy Securities Co. Ltd., Class A	10,500	13,316
China Galaxy Securities Co. Ltd., Class H	25,162	11,583
China Gas Holdings Ltd.	20,606	24,467
China Hongqiao Group Ltd.(x)	15,787	12,888
China International Capital Corp. Ltd., Class A	1,900	9,143
China International Capital Corp. Ltd., Class H(m)	12,618	18,266
China Jinmao Holdings Group Ltd.(x)	42,537	8,643
China Lesso Group Holdings Ltd.	7,961	7,355
China Life Insurance Co. Ltd., Class H	60,133	77,426
China Life Insurance Co. Ltd., Class A	3,100	13,818
China Literature Ltd.(m)*	2,830	7,915
China Longyuan Power Group Corp. Ltd., Class H	22,445	28,068
China Medical System Holdings Ltd.	9,408	11,230
China Meidong Auto Holdings Ltd.	6,782	10,731
China Mengniu Dairy Co. Ltd.*	25,429	99,741
China Merchants Bank Co. Ltd., Class A	10,000	47,212
China Merchants Bank Co. Ltd., Class H	31,535	145,901
China Merchants Port Holdings Co. Ltd.	10,365	12,935
China Merchants Securities Co. Ltd., Class A	5,400	9,389
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,000	16,107
China Minsheng Banking Corp. Ltd., Class A	23,300	11,123
China Minsheng Banking Corp. Ltd., Class H	40,320	11,543
China National Building Material Co. Ltd., Class H	28,033	21,276
China National Nuclear Power Co. Ltd., Class A	12,300	10,141
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,100	7,842
China Oilfield Services Ltd., Class H	14,287	14,116
China Overseas Land & Investment Ltd.	30,956	79,838
China Overseas Property Holdings Ltd.	13,420	11,661
China Pacific Insurance Group Co. Ltd., Class A	3,300	9,427
China Pacific Insurance Group Co. Ltd., Class H	21,306	39,074
China Petroleum & Chemical Corp., Class A	21,700	13,122
China Petroleum & Chemical Corp., Class H	206,177	87,868
China Power International Development Ltd.	56,184	22,340
China Railway Group Ltd., Class A	15,300	11,278
China Railway Group Ltd., Class H	27,671	13,513
China Resources Beer Holdings Co. Ltd.	13,811	95,667
China Resources Cement Holdings Ltd.	17,641	8,170
China Resources Gas Group Ltd.	6,220	19,633
China Resources Land Ltd.	25,932	101,096
China Resources Microelectronics Ltd., Class A	1,732	11,560
China Resources Mixc Lifestyle Services Ltd.(m)	3,950	15,133
China Resources Power Holdings Co. Ltd.	12,931	19,959
China Ruyi Holdings Ltd.(x)*	48,798	10,343
China Shenhua Energy Co. Ltd., Class H	27,294	80,987
China Shenhua Energy Co. Ltd., Class A	4,100	18,257
China Southern Airlines Co. Ltd., Class A*	12,300	11,509
China Southern Airlines Co. Ltd., Class H(x)*	22,322	11,750
China State Construction Engineering Corp. Ltd., Class A	18,400	13,354
China State Construction International Holdings Ltd.	13,950	14,054
China Suntien Green Energy Corp. Ltd., Class H	20,798	7,566
China Taiping Insurance Holdings Co. Ltd.	11,196	9,368
China Three Gorges Renewables Group Co. Ltd., Class A	12,200	9,649
China Tourism Group Duty Free Corp. Ltd., Class A	800	22,214
China Tower Corp. Ltd., Class H(m)	299,857	32,033

See Notes to Portfolio of Investments.

405

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
China Traditional Chinese Medicine Holdings Co. Ltd.	20,201	$6,978
China United Network Communications Ltd., Class A	23,100	10,896
China Vanke Co. Ltd., Class A	4,400	11,050
China Vanke Co. Ltd., Class H	14,016	25,481
China Yangtze Power Co. Ltd., Class A	9,400	30,079
China Zhenhua Group Science & Technology Co. Ltd., Class A	800	13,074
Chinasoft International Ltd.*	28,121	17,230
Chongqing Changan Automobile Co. Ltd., Class A	8,450	14,886
Chongqing Zhifei Biological Products Co. Ltd., Class A	800	9,723
CIFI Holdings Group Co. Ltd.	25,541	2,603
CITIC Ltd.	47,016	44,089
CITIC Securities Co. Ltd., Class A	5,200	12,722
CITIC Securities Co. Ltd., Class H	17,607	29,843
CMOC Group Ltd., Class A	16,500	10,976
CMOC Group Ltd., Class H	27,294	10,637
CNGR Advanced Material Co. Ltd., Class A	400	4,683
Contemporary Amperex Technology Co. Ltd., Class A	1,044	58,602
COSCO SHIPPING Holdings Co. Ltd., Class A	5,200	8,067
COSCO SHIPPING Holdings Co. Ltd., Class H	22,544	26,346
COSCO SHIPPING Ports Ltd.	17,157	10,749
Country Garden Holdings Co. Ltd.(x)	52,873	12,194
Country Garden Services Holdings Co. Ltd.	14,333	20,942
CRRC Corp. Ltd., Class H	32,579	10,505
CRRC Corp. Ltd., Class A	15,200	10,048
CSC Financial Co. Ltd., Class A	3,200	10,407
CSPC Pharmaceutical Group Ltd.	76,349	74,971
Dali Foods Group Co. Ltd.(m)	25,914	11,142
Daqin Railway Co. Ltd., Class A	12,800	12,207
Daqo New Energy Corp. (ADR)*	407	21,604
Dongfang Electric Corp. Ltd., Class A	4,300	12,333
Dongfeng Motor Group Co. Ltd., Class H	18,781	9,985
Dongyue Group Ltd.	10,715	10,655
East Money Information Co. Ltd., Class A	5,040	12,440
ENN Energy Holdings Ltd.	6,393	85,068
ENN Natural Gas Co. Ltd., Class A	5,100	13,374
Eve Energy Co. Ltd., Class A	800	9,563
Everbright Securities Co. Ltd., Class A	6,500	12,077
Far East Horizon Ltd.	16,103	10,829
Flat Glass Group Co. Ltd., Class A*	1,700	7,843
Flat Glass Group Co. Ltd., Class H(x)*	3,225	7,822
Focus Media Information Technology Co. Ltd., Class A	11,600	9,021
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,540	17,903
Fosun International Ltd.	17,382	10,753
Foxconn Industrial Internet Co. Ltd., Class A	8,000	9,584
Fuyao Glass Industry Group Co. Ltd., Class A	1,800	9,085
Fuyao Glass Industry Group Co. Ltd., Class H(m)	4,201	16,870
Ganfeng Lithium Co. Ltd., Class A	980	10,308
Ganfeng Lithium Co. Ltd., Class H(m)(x)	3,218	21,308
GD Power Development Co. Ltd., Class A*	22,100	12,677
GDS Holdings Ltd., Class A*	6,522	14,363
Geely Automobile Holdings Ltd.	48,576	65,858
Genscript Biotech Corp.*	8,779	19,089
GF Securities Co. Ltd., Class A	4,200	8,411
GF Securities Co. Ltd., Class H	8,192	8,905
GigaDevice Semiconductor, Inc., Class A	500	6,561
Ginlong Technologies Co. Ltd., Class A*	400	12,378
GoerTek, Inc., Class A	1,800	6,737
Gotion High-tech Co. Ltd., Class A	2,900	12,410
Great Wall Motor Co. Ltd., Class A	2,000	7,787
Great Wall Motor Co. Ltd., Class H	20,829	23,786
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,300	10,511
Greentown China Holdings Ltd.	8,932	16,763
Greentown Service Group Co. Ltd.(m)(x)	16,196	10,781
Guangdong Haid Group Co. Ltd., Class A	1,300	11,030
Guangdong Investment Ltd.	27,094	21,679
Guanghui Energy Co. Ltd., Class A	8,100	13,991
Guangzhou Automobile Group Co. Ltd., Class H	20,379	14,490
Guangzhou Automobile Group Co. Ltd., Class A	5,800	9,910
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,600	9,902
Guosen Securities Co. Ltd., Class A	8,100	9,789
Guotai Junan Securities Co. Ltd., Class A	5,300	10,210
H World Group Ltd. (ADR)	1,434	48,096
Haidilao International Holding Ltd.(m)*	7,558	14,749
Haier Smart Home Co. Ltd., Class A	3,200	11,168
Haier Smart Home Co. Ltd., Class H	17,095	52,080
Haitian International Holdings Ltd.	5,159	9,708
Haitong Securities Co. Ltd., Class A	7,600	9,273
Haitong Securities Co. Ltd., Class H	18,883	9,991
Hangzhou First Applied Material Co. Ltd., Class A	980	7,343
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,500	6,791
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,000	12,841
Hangzhou Tigermed Consulting Co. Ltd., Class H(m)	1,229	9,912
Hansoh Pharmaceutical Group Co. Ltd.(m)	8,200	12,776
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,000	10,319
Hengan International Group Co. Ltd.	6,606	29,406
Hengli Petrochemical Co. Ltd., Class A	3,800	9,037
Hopson Development Holdings Ltd.(x)	8,136	8,499
Hoshine Silicon Industry Co. Ltd., Class A	700	10,806
Hua Hong Semiconductor Ltd.(m)*	3,601	8,189
Huadong Medicine Co. Ltd., Class A	2,300	13,005
Huaneng Power International, Inc., Class A*	10,000	10,646
Huaneng Power International, Inc., Class H(x)*	26,775	11,630
Huatai Securities Co. Ltd., Class A	5,300	9,051
Huatai Securities Co. Ltd., Class H(m)	10,711	11,738

See Notes to Portfolio of Investments.

406

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Huaxia Bank Co. Ltd., Class A	15,400	$10,907
Huayu Automotive Systems Co. Ltd., Class A	3,900	9,079
Huizhou Desay Sv Automotive Co. Ltd., Class A	700	13,596
Hundsun Technologies, Inc., Class A	2,800	13,366
HUTCHMED China Ltd. (ADR)*	598	5,298
Hygeia Healthcare Holdings Co. Ltd.(m)(x)*	2,409	13,542
Iflytek Co. Ltd., Class A	1,900	8,782
Imeik Technology Development Co. Ltd., Class A	100	6,907
Industrial & Commercial Bank of China Ltd., Class H	874,905	408,142
Industrial & Commercial Bank of China Ltd., Class A	26,100	15,991
Industrial Bank Co. Ltd., Class A	8,600	20,109
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	35,900	9,293
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,600	12,073
Innovent Biologics, Inc.(m)*	7,841	24,423
iQIYI, Inc. (ADR)(x)*	2,971	8,051
JA Solar Technology Co. Ltd., Class A	1,400	12,652
JD Health International, Inc.(m)*	8,234	46,936
JD.com, Inc., Class A	17,427	440,055
Jiangsu Eastern Shenghong Co. Ltd., Class A	4,700	11,501
Jiangsu Expressway Co. Ltd., Class H	13,780	10,340
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,100	6,999
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,600	12,856
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	600	13,370
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,100	12,927
Jiangxi Copper Co. Ltd., Class H	313,350	361,362
Jinxin Fertility Group Ltd.(m)	12,723	6,180
Jiumaojiu International Holdings Ltd.(m)	7,515	12,265
JOYY, Inc. (ADR)	387	10,062
Kanzhun Ltd. (ADR)*	1,386	23,396
KE Holdings, Inc. (ADR)*	5,067	88,774
Kingboard Holdings Ltd.	7,213	20,267
Kingdee International Software Group Co. Ltd.*	17,491	22,615
Kingsoft Corp. Ltd.	8,075	21,379
Kuaishou Technology(m)*	14,142	91,126
Kunlun Energy Co. Ltd.	35,918	25,917
Kweichow Moutai Co. Ltd., Class A	600	157,822
Lenovo Group Ltd.	58,386	40,110
Lens Technology Co. Ltd., Class A	4,400	5,720
Li Auto, Inc. (ADR)*	4,418	101,658
Li Ning Co. Ltd.	19,036	144,659
Longfor Group Holdings Ltd.§	14,732	41,749
LONGi Green Energy Technology Co. Ltd., Class A	3,080	20,687
Lufax Holding Ltd. (ADR)	6,204	15,758
Luxshare Precision Industry Co. Ltd., Class A	2,900	12,058
Luzhou Laojiao Co. Ltd., Class A	600	19,427
Mango Excellent Media Co. Ltd., Class A	2,200	7,701
Maxscend Microelectronics Co. Ltd., Class A	480	5,950
Meituan, Class B(m)*	35,592	745,976
Microport Scientific Corp.*	4,410	7,473
Ming Yang Smart Energy Group Ltd., Class A	3,700	12,536
Ming Yuan Cloud Group Holdings Ltd.(x)	6,815	4,011
Minth Group Ltd.	8,199	17,909
MMG Ltd.*	42,699	10,138
Montage Technology Co. Ltd., Class A	1,153	8,474
Muyuan Foods Co. Ltd., Class A	2,100	16,136
NARI Technology Co. Ltd., Class A	2,880	10,054
NAURA Technology Group Co. Ltd., Class A	200	7,814
NetEase, Inc.	16,753	254,405
New China Life Insurance Co. Ltd., Class A	3,400	12,907
New China Life Insurance Co. Ltd., Class H	6,085	11,584
New Hope Liuhe Co. Ltd., Class A*	6,100	11,934
New Oriental Education & Technology Group, Inc.*	12,047	29,467
Ninestar Corp., Class A	2,200	13,362
Ningbo Deye Technology Co. Ltd., Class A	200	11,791
Ningbo Tuopu Group Co. Ltd., Class A	900	9,358
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,600	10,488
NIO, Inc. (ADR)*	11,070	174,574
Nongfu Spring Co. Ltd., Class H(m)	13,149	75,621
Oppein Home Group, Inc., Class A	700	11,198
Orient Securities Co. Ltd., Class A	9,300	10,047
People’s Insurance Co. Group of China Ltd. (The), Class A	19,700	13,911
People’s Insurance Co. Group of China Ltd. (The), Class H	57,390	16,608
PetroChina Co. Ltd., Class H	177,786	73,109
PetroChina Co. Ltd., Class A	17,200	12,413
Pharmaron Beijing Co. Ltd., Class H(m)	1,488	7,216
Pharmaron Beijing Co. Ltd., Class A	900	6,854
PICC Property & Casualty Co. Ltd., Class H	55,754	57,669
Pinduoduo, Inc. (ADR)*	4,087	255,764
Ping An Bank Co. Ltd., Class A	8,000	13,300
Ping An Healthcare and Technology Co. Ltd.(m)(x)*	4,122	7,747
Ping An Insurance Group Co. of China Ltd., Class H	51,157	254,369
Ping An Insurance Group Co. of China Ltd., Class A	4,500	26,284
Poly Developments and Holdings Group Co. Ltd., Class A	5,900	14,971
Poly Property Services Co. Ltd., Class H(m)(x)	104,800	554,526
Pop Mart International Group Ltd.(m)(x)	4,180	7,662
Postal Savings Bank of China Co. Ltd., Class H(m)(x)	53,374	31,245
Postal Savings Bank of China Co. Ltd., Class A	16,600	10,411
Power Construction Corp. of China Ltd., Class A	11,500	11,293
Pylon Technologies Co. Ltd., Class A	244	13,744
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,700	12,391
RLX Technology, Inc. (ADR)(x)*	4,287	4,501
Rongsheng Petrochemical Co. Ltd., Class A	4,900	9,524
SAIC Motor Corp. Ltd., Class A	4,500	9,035

See Notes to Portfolio of Investments.

407

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sany Heavy Equipment International Holdings Co. Ltd.	14,678	$14,244
Sany Heavy Industry Co. Ltd., Class A	3,900	7,627
Satellite Chemical Co. Ltd., Class A	3,218	9,671
SDIC Power Holdings Co. Ltd., Class A	8,200	12,430
Seazen Group Ltd.*	21,471	5,016
SF Holding Co. Ltd., Class A	2,000	13,307
SG Micro Corp., Class A	300	5,969
Shaanxi Coal Industry Co. Ltd., Class A	7,400	23,701
Shandong Gold Mining Co. Ltd., Class H(m)(x)	8,605	13,647
Shandong Gold Mining Co. Ltd., Class A	4,600	11,138
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,300	13,549
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	27,428	36,797
Shanghai Baosight Software Co. Ltd., Class A	2,400	12,440
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,800	7,493
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	71,939	173,351
Shanghai International Airport Co. Ltd., Class A*	1,900	15,468
Shanghai International Port Group Co. Ltd., Class A	15,900	12,462
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,180	9,875
Shanghai Pudong Development Bank Co. Ltd., Class A	12,100	11,992
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,200	9,431
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	500	21,416
Shenwan Hongyuan Group Co. Ltd., Class A	18,200	9,879
Shenzhen Inovance Technology Co. Ltd., Class A	1,400	11,309
Shenzhen International Holdings Ltd.	13,340	10,176
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	21,113
Shenzhen Transsion Holdings Co. Ltd., Class A	627	5,121
Shenzhou International Group Holdings Ltd.	55,888	428,674
Shimao Group Holdings Ltd.(x)*	23,338	7,818
Silergy Corp.	2,576	33,767
Sinopharm Group Co. Ltd., Class H	134,976	269,463
Sinotruk Hong Kong Ltd.	9,180	7,664
Smoore International Holdings Ltd.(m)(x)	12,083	14,380
StarPower Semiconductor Ltd., Class A	200	9,095
Sunac China Holdings Ltd.(r)(x)*	24,305	12,054
Sungrow Power Supply Co. Ltd., Class A	700	10,810
Sunny Optical Technology Group Co. Ltd.	5,250	49,346
Suzhou Maxwell Technologies Co. Ltd., Class A	100	6,833
TAL Education Group (ADR)*	4,182	20,659
TBEA Co. Ltd., Class A	4,000	12,209
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,200	13,873
Tencent Holdings Ltd.	74,089	2,502,134
Tencent Music Entertainment Group (ADR)*	5,401	21,928
Tianqi Lithium Corp., Class A*	900	12,659
Tingyi Cayman Islands Holding Corp.	16,474	28,197
Tongcheng Travel Holdings Ltd.(m)*	7,983	15,593
Tongwei Co. Ltd., Class A	2,200	14,554
Topsports International Holdings Ltd.(m)	14,871	10,441
TravelSky Technology Ltd., Class H	406,983	621,214
Trina Solar Co. Ltd., Class A	1,157	10,446
Trip.com Group Ltd. (ADR)*	4,408	120,382
Tsingtao Brewery Co. Ltd., Class A	1,000	14,963
Tsingtao Brewery Co. Ltd., Class H	4,644	43,921
Unigroup Guoxin Microelectronics Co. Ltd., Class A	559	11,367
Uni-President China Holdings Ltd.	15,030	12,600
Vipshop Holdings Ltd. (ADR)*	3,107	26,130
Walvax Biotechnology Co. Ltd., Class A	1,800	9,377
Wanhua Chemical Group Co. Ltd., Class A	1,300	16,851
Want Want China Holdings Ltd.	36,211	23,665
Weibo Corp. (ADR)*	19,838	339,230
Weichai Power Co. Ltd., Class A	5,400	7,319
Weichai Power Co. Ltd., Class H	292,768	277,097
Wens Foodstuffs Group Co. Ltd., Class A*	4,700	13,533
Wharf Holdings Ltd. (The)	11,213	35,821
Will Semiconductor Co. Ltd., Class A	1,505	16,889
Wingtech Technology Co. Ltd., Class A	2,400	16,118
Wuliangye Yibin Co. Ltd., Class A	1,600	37,998
WuXi AppTec Co. Ltd., Class H(m)	2,353	18,742
WuXi AppTec Co. Ltd., Class A	1,000	10,010
Wuxi Biologics Cayman, Inc.(m)*	28,977	173,614
XCMG Construction Machinery Co. Ltd., Class A	19,500	12,310
Xiaomi Corp., Class B(m)*	123,573	138,822
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	8,121	9,356
Xinyi Solar Holdings Ltd.	39,532	41,099
XPeng, Inc. (ADR)(x)*	3,449	41,216
Xtep International Holdings Ltd.	9,813	10,391
Yadea Group Holdings Ltd.(m)	9,032	14,428
Yankuang Energy Group Co. Ltd., Class H	10,780	39,156
Yankuang Energy Group Co. Ltd., Class A	2,600	18,319
Yealink Network Technology Corp. Ltd., Class A	1,100	9,769
Yihai International Holding Ltd.*	3,573	7,522
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,400	8,492
Yonyou Network Technology Co. Ltd., Class A	7,500	18,529
YTO Express Group Co. Ltd., Class A	4,500	13,162
Yuexiu Property Co. Ltd.	15,295	18,370
Yum China Holdings, Inc.	3,406	161,206
Yunnan Baiyao Group Co. Ltd., Class A	1,260	9,314
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	500	12,093
Yunnan Energy New Material Co. Ltd.	300	7,362
Zai Lab Ltd. (ADR)*	632	21,614
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	7,499

See Notes to Portfolio of Investments.

408

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Zhejiang Chint Electrics Co. Ltd., Class A	1,800	$6,790
Zhejiang Expressway Co. Ltd., Class H	16,432	11,159
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,040	9,406
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	12,334
Zhejiang NHU Co. Ltd., Class A	3,120	9,775
ZhongAn Online P&C Insurance Co. Ltd., Class H(m)*	3,854	8,595
Zhongsheng Group Holdings Ltd.	4,459	17,532
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,789	15,890
Zijin Mining Group Co. Ltd., Class A	9,400	10,325
Zijin Mining Group Co. Ltd., Class H	46,361	44,688
ZTE Corp., Class A	2,600	7,842
ZTE Corp., Class H	5,230	9,302
ZTO Express Cayman, Inc. (ADR)	3,415	82,062

		19,207,517

Colombia (1.2%)
Bancolombia SA	2,059	13,890
Bancolombia SA (Preference)(q)	3,654	22,209
Bancolombia SA (ADR)(x)	19,160	466,929
Ecopetrol SA	574,885	258,636
Interconexion Electrica SA ESP	3,634	13,007

		774,671

Czech Republic (0.9%)
CEZ A/S	1,304	44,702
Komercni Banka A/S	22,972	574,760
Moneta Money Bank A/S(m)	4,651	13,073

		632,535

Egypt (0.0%)†
Commercial International Bank Egypt SAE	20,487	26,344
Eastern Co. SAE	27,018	14,242

		40,586

Greece (0.2%)
Alpha Services and Holdings SA*	34,021	26,496
Eurobank Ergasias Services and Holdings SA*	20,982	17,358
Hellenic Telecommunications Organization SA	1,630	23,676
JUMBO SA	1,066	14,212
Mytilineos SA	987	13,407
OPAP SA	1,568	18,832
Public Power Corp. SA*	815	4,136

		118,117

Hong Kong (0.1%)
Alibaba Pictures Group Ltd.*	137,469	7,030
Kingboard Laminates Holdings Ltd.	8,240	7,367
Nine Dragons Paper Holdings Ltd.	13,664	8,484
Orient Overseas International Ltd.(x)	986	17,196
Sino Biopharmaceutical Ltd.	69,668	32,408
Vinda International Holdings Ltd.	6,126	14,393

		86,878

Hungary (0.1%)
MOL Hungarian Oil & Gas plc	3,311	18,443
OTP Bank Nyrt.	1,810	33,036
Richter Gedeon Nyrt.	1,130	19,350

		70,829

India (12.7%)
ACC Ltd.	607	17,911
Adani Enterprises Ltd.	2,303	97,243
Adani Green Energy Ltd.*	2,560	70,817
Adani Ports & Special Economic Zone Ltd.	4,268	42,701
Adani Power Ltd.*	6,234	28,272
Adani Total Gas Ltd.	2,222	90,311
Adani Transmission Ltd.*	2,254	90,246
Ambuja Cements Ltd.	4,814	30,307
Apollo Hospitals Enterprise Ltd.	813	43,523
Asian Paints Ltd.	3,100	127,152
AU Small Finance Bank Ltd.(m)	1,720	12,948
Aurobindo Pharma Ltd.	2,131	13,294
Avenue Supermarts Ltd.(m)*	1,309	70,299
Axis Bank Ltd.	18,366	163,803
Bajaj Auto Ltd.	561	24,239
Bajaj Finance Ltd.	2,202	196,521
Bajaj Finserv Ltd.	3,086	63,157
Balkrishna Industries Ltd.	625	14,358
Bandhan Bank Ltd.(m)*	5,207	16,913
Berger Paints India Ltd.	1,962	14,820
Bharat Forge Ltd.	2,069	17,592
Bharat Petroleum Corp. Ltd.	7,012	26,119
Bharti Airtel Ltd.	17,753	173,391
Biocon Ltd.	3,827	13,668
Britannia Industries Ltd.	876	41,197
Cholamandalam Investment and Finance Co. Ltd.	3,318	29,605
Cipla Ltd.	3,912	53,397
Coal India Ltd.	12,450	32,218
Colgate-Palmolive India Ltd.	989	19,719
Container Corp. of India Ltd.	2,216	19,301
Dabur India Ltd.	5,000	35,034
Divi’s Laboratories Ltd.	1,073	48,525
DLF Ltd.	5,001	21,721
Dr Reddy’s Laboratories Ltd.	941	49,862
Eicher Motors Ltd.	1,105	49,485
GAIL India Ltd.	18,839	20,045
Godrej Consumer Products Ltd.*	3,305	36,741
Godrej Properties Ltd.*	1,011	14,676
Grasim Industries Ltd.	2,123	43,225
Havells India Ltd.	2,025	33,492
HCL Technologies Ltd.	8,772	99,196
HDFC Bank Ltd. (ADR)	10,607	619,661
HDFC Life Insurance Co. Ltd.(m)	7,684	50,003
Hero MotoCorp Ltd.	888	27,611
Hindalco Industries Ltd.	10,862	51,413
Hindustan Petroleum Corp. Ltd.	5,159	13,613
Hindustan Unilever Ltd.	6,646	218,889
Housing Development Finance Corp. Ltd.	13,926	387,794
ICICI Bank Ltd.	41,575	435,505
ICICI Bank Ltd. (ADR)	35,203	738,207
ICICI Lombard General Insurance Co. Ltd.(m)	1,944	27,360
ICICI Prudential Life Insurance Co. Ltd.(m)	2,904	18,587
Indian Oil Corp. Ltd.	22,823	18,758
Indian Railway Catering & Tourism Corp. Ltd.	1,939	16,635
Indus Towers Ltd.	5,704	13,821
Info Edge India Ltd.	573	26,859
Infosys Ltd.	27,201	466,105
InterGlobe Aviation Ltd.(m)*	778	17,597
ITC Ltd.	23,901	97,076
Jindal Steel & Power Ltd.	3,297	17,209
JSW Steel Ltd.	5,842	44,999
Jubilant Foodworks Ltd.	3,199	24,216
Kotak Mahindra Bank Ltd.	4,492	99,425
Larsen & Toubro Infotech Ltd.(m)	425	22,866
Larsen & Toubro Ltd.	5,564	125,378
Lupin Ltd.	1,320	11,018
Mahindra & Mahindra Ltd.	7,032	108,615
Marico Ltd.	4,174	27,557
Maruti Suzuki India Ltd.	976	105,716

See Notes to Portfolio of Investments.

409

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Mindtree Ltd.	466	$17,791
Mphasis Ltd.	683	17,302
MRF Ltd.	15	14,983
Muthoot Finance Ltd.	1,105	14,049
Nestle India Ltd.	273	64,172
NTPC Ltd.	31,344	61,136
Oil & Natural Gas Corp. Ltd.	20,333	31,403
Page Industries Ltd.	50	31,071
Petronet LNG Ltd.	6,061	14,806
PI Industries Ltd.	613	22,405
Pidilite Industries Ltd.	1,232	40,421
Power Grid Corp. of India Ltd.	25,366	65,640
Reliance Industries Ltd.	24,601	711,542
Samvardhana Motherson International Ltd.	10,952	14,557
SBI Cards & Payment Services Ltd.	1,906	21,361
SBI Life Insurance Co. Ltd.(m)	3,638	55,664
Shree Cement Ltd.	87	22,449
Shriram Transport Finance Co. Ltd.	1,530	22,476
Siemens Ltd.	576	19,565
SRF Ltd.	1,198	36,485
State Bank of India	14,424	93,269
Sun Pharmaceutical Industries Ltd.	7,756	90,335
Tata Consultancy Services Ltd.	7,392	270,290
Tata Consumer Products Ltd.	4,468	44,037
Tata Elxsi Ltd.	277	28,872
Tata Motors Ltd.*	13,418	66,047
Tata Power Co. Ltd. (The)	11,620	30,835
Tata Steel Ltd.	59,217	71,449
Tech Mahindra Ltd.	4,714	57,594
Titan Co. Ltd.	2,870	91,193
Torrent Pharmaceuticals Ltd.	821	15,636
Trent Ltd.	1,465	25,517
UltraTech Cement Ltd.	816	62,638
United Spirits Ltd.*	2,349	24,152
UPL Ltd.	3,943	32,393
Vedanta Ltd.	6,008	19,681
Wipro Ltd.	11,040	52,865
Yes Bank Ltd.*	91,112	17,429
Zomato Ltd.*	19,088	14,421

		8,347,468

Indonesia (3.4%)
Adaro Energy Indonesia Tbk. PT	127,572	32,977
Adaro Minerals Indonesia Tbk. PT*	123,899	14,575
Aneka Tambang Tbk.	117,063	14,740
Astra International Tbk. PT	183,159	79,018
Bank Central Asia Tbk. PT	448,289	250,252
Bank Jago Tbk. PT*	36,955	15,897
Bank Mandiri Persero Tbk. PT	164,048	100,585
Bank Negara Indonesia Persero Tbk. PT	60,070	35,120
Bank Rakyat Indonesia Persero Tbk. PT	3,219,226	947,001
Charoen Pokphand Indonesia Tbk. PT	64,683	23,941
Gudang Garam Tbk. PT	8,476	12,756
Indofood Sukses Makmur Tbk. PT	1,182,988	466,358
Kalbe Farma Tbk. PT	184,272	22,066
Merdeka Copper Gold Tbk. PT*	99,426	25,448
Sarana Menara Nusantara Tbk. PT	236,208	19,104
Sumber Alfaria Trijaya Tbk. PT	177,863	27,837
Telkom Indonesia Persero Tbk. PT	399,471	116,364
Unilever Indonesia Tbk. PT	67,686	21,433
United Tractors Tbk. PT	14,428	30,989

		2,256,461

Kuwait (0.6%)
Agility Public Warehousing Co. KSC	11,894	25,589
Boubyan Bank KSCP	10,574	26,186
Gulf Bank KSCP	13,396	12,954
Kuwait Finance House KSCP	44,377	120,309
Mobile Telecommunications Co. KSCP	24,955	47,070
National Bank of Kuwait SAKP	58,456	184,277

		416,385

Luxembourg (0.0%)†
Reinet Investments SCA	1,110	16,279

Malaysia (1.1%)
CIMB Group Holdings Bhd.	56,596	62,378
Dialog Group Bhd.	30,371	12,940
DiGi.Com Bhd.	39,934	29,077
Genting Bhd.	16,499	15,847
Genting Malaysia Bhd.	23,476	14,064
HAP Seng Consolidated Bhd.	8,729	11,509
Hartalega Holdings Bhd.	13,294	4,728
Hong Leong Bank Bhd.	7,591	33,507
IHH Healthcare Bhd.	21,971	27,869
Inari Amertron Bhd.	22,380	11,924
IOI Corp. Bhd.	19,549	15,807
Kuala Lumpur Kepong Bhd.	3,372	14,991
Malayan Banking Bhd.	39,853	73,604
Malaysia Airports Holdings Bhd.*	10,965	13,183
Maxis Bhd.	18,034	13,632
MISC Bhd.	10,465	15,189
MR DIY Group M Bhd.(m)	33,669	14,238
Nestle Malaysia Bhd.	550	15,455
Petronas Chemicals Group Bhd.	23,324	42,053
Petronas Gas Bhd.	9,344	33,199
PPB Group Bhd.	4,905	17,017
Press Metal Aluminium Holdings Bhd.	30,517	26,401
Public Bank Bhd.	114,625	104,221
RHB Bank Bhd.	14,181	16,939
Sime Darby Bhd.	29,543	13,590
Sime Darby Plantation Bhd.	17,851	15,655
Tenaga Nasional Bhd.	23,207	40,224
Top Glove Corp. Bhd.	40,036	5,344

		714,585

Mexico (2.4%)
Alfa SAB de CV, Class A(x)	26,520	16,855
America Movil SAB de CV	224,575	184,995
Arca Continental SAB de CV	3,727	26,835
Cemex SAB de CV*	136,177	47,061
Coca-Cola Femsa SAB de CV	4,244	24,731
Fibra Uno Administracion SA de CV (REIT)(x)	24,588	25,297
Fomento Economico Mexicano SAB de CV(x)	15,393	96,549
Gruma SAB de CV, Class B	1,820	17,331
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,282	41,556
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,628	32,011
Grupo Bimbo SAB de CV	12,149	42,692
Grupo Carso SAB de CV	6,050	22,281
Grupo Financiero Banorte SAB de CV, Class O	108,050	692,363
Grupo Financiero Inbursa SAB de CV, Class O*	19,184	30,453
Grupo Mexico SAB de CV	25,161	84,980
Grupo Televisa SAB	25,835	27,875
Industrias Penoles SAB de CV	1,638	15,830
Kimberly-Clark de Mexico SAB de CV, Class A	13,414	17,824
Orbia Advance Corp. SAB de CV	8,999	15,148
Promotora y Operadora de Infraestructura SAB de CV	69	469
Sitios Latinoamerica SAB de CV*	11,229	5,012

See Notes to Portfolio of Investments.

410

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Wal-Mart de Mexico SAB de CV	40,659	$142,795

		1,610,943

Peru (0.2%)
Cia de Minas Buenaventura SAA (ADR)	2,366	15,923
Credicorp Ltd.	578	70,979
Southern Copper Corp.	687	30,805

		117,707

Philippines (0.5%)
ACEN Corp.	107,952	10,323
Ayala Corp.	3,097	32,416
Ayala Land, Inc.	63,229	24,499
Bank of the Philippine Islands	15,348	23,450
BDO Unibank, Inc.	21,510	40,976
Globe Telecom, Inc.	301	10,392
International Container Terminal Services, Inc.	11,430	30,560
JG Summit Holdings, Inc.	38,365	27,464
Jollibee Foods Corp.	4,563	17,824
PLDT, Inc.	859	22,057
SM Investments Corp.	2,687	33,131
SM Prime Holdings, Inc.	98,339	50,583
Universal Robina Corp.	8,243	16,027

		339,702

Poland (0.4%)
Allegro.eu SA(m)*	5,283	22,619
Bank Polska Kasa Opieki SA	2,082	25,241
Dino Polska SA(m)*	396	24,011
KGHM Polska Miedz SA	1,393	24,346
LPP SA	17	26,500
Polski Koncern Naftowy ORLEN SA	2,921	31,373
Polskie Gornictwo Naftowe i Gazownictwo SA*	26,097	25,347
Powszechna Kasa Oszczednosci Bank Polski SA	7,831	34,188
Powszechny Zaklad Ubezpieczen SA	6,965	32,254

		245,879

Qatar (0.9%)
Barwa Real Estate Co.	9,728	9,151
Commercial Bank PSQC (The)	25,888	49,919
Industries Qatar QSC	13,744	63,581
Masraf Al Rayan QSC	50,968	57,473
Mesaieed Petrochemical Holding Co.	46,863	30,064
Ooredoo QPSC	4,608	11,265
Qatar Electricity & Water Co. QSC	2,465	11,867
Qatar Fuel QSC	2,992	15,358
Qatar Gas Transport Co. Ltd.	27,866	31,366
Qatar International Islamic Bank QSC	4,340	12,935
Qatar Islamic Bank SAQ	13,912	94,065
Qatar National Bank QPSC	36,362	198,436

		585,480

Romania (0.0%)†
NEPI Rockcastle NV	3,393	15,191
Russia (0.0%)
Gazprom PJSC (ADR)(r)*	40,302	—
LUKOIL PJSC(r)	2,799	—
Magnit PJSC	1,475	—
Magnit PJSC (GDR)(m)(r)	3	—
MMC Norilsk Nickel PJSC (ADR)(r)	4,277	—
Mobile TeleSystems PJSC(r)	26,722	—
Novatek PJSC (GDR)(m)(r)	780	—
Novolipetsk Steel PJSC (GDR)(m)(r)	1,309	—
PhosAgro PJSC (GDR)(m)(r)*	4,890	—
Rosneft Oil Co. PJSC(r)	8,744	—
Sberbank of Russia PJSC(r)*	73,260	—
Severstal PAO (GDR)(m)(r)	1,815	—
Surgutneftegas PJSC (ADR)(r)*	7,330	—
Tatneft PJSC (ADR)(r)	1,723	—
VTB Bank PJSC (GDR)(m)(r)*	55,314	—
Yandex NV, Class A(r)*	2,060	—

		—

Singapore (0.8%)
BOC Aviation Ltd.(m)	76,016	535,900

South Africa (3.7%)
Absa Group Ltd.	6,423	62,276
Anglo American Platinum Ltd.	507	35,600
Aspen Pharmacare Holdings Ltd.	4,119	30,343
Bid Corp. Ltd.	3,037	46,484
Bidvest Group Ltd. (The)	2,243	24,340
Capitec Bank Holdings Ltd.	675	57,861
Clicks Group Ltd.	1,829	28,701
Discovery Ltd.(x)*	3,986	23,016
Exxaro Resources Ltd.	2,006	22,368
FirstRand Ltd.	218,184	725,986
Foschini Group Ltd. (The)	3,038	19,608
Gold Fields Ltd.	7,581	61,257
Growthpoint Properties Ltd. (REIT)	26,720	17,305
Harmony Gold Mining Co. Ltd.	4,617	10,801
Impala Platinum Holdings Ltd.	6,734	62,485
Kumba Iron Ore Ltd.	596	12,633
Mr Price Group Ltd.	2,007	19,042
MTN Group Ltd.	13,083	85,895
MultiChoice Group	2,988	19,016
Naspers Ltd., Class N	1,760	218,119
Nedbank Group Ltd.	4,331	47,477
Ninety One Ltd.	167,609	322,968
Northam Platinum Holdings Ltd.*	2,662	22,973
Old Mutual Ltd.	35,801	19,273
Pepkor Holdings Ltd.(m)	21,971	25,197
Remgro Ltd.	3,981	29,214
Sanlam Ltd.	13,653	38,650
Sasol Ltd.	4,588	72,176
Shoprite Holdings Ltd.	4,620	55,169
Sibanye Stillwater Ltd.	22,338	51,701
Standard Bank Group Ltd.	10,623	83,808
Vodacom Group Ltd.	6,142	41,181
Woolworths Holdings Ltd.	7,787	26,225

		2,419,148

South Korea (9.4%)
Alteogen, Inc.*	248	7,749
Amorepacific Corp.	217	15,332
AMOREPACIFIC Group	377	7,021
BGF retail Co. Ltd.	118	13,609
Celltrion Healthcare Co. Ltd.	586	27,484
Celltrion Pharm, Inc.*	342	15,148
Celltrion, Inc.	766	93,032
Cheil Worldwide, Inc.	727	11,458
CJ CheilJedang Corp.	56	16,074
CJ Corp.	3,254	157,039
CJ ENM Co. Ltd.	118	6,203
CJ Logistics Corp.*	130	8,160
Cosmax, Inc.	11,952	419,638
Coway Co. Ltd.	373	13,984
DB Insurance Co. Ltd.	311	11,912
Doosan Bobcat, Inc.	386	7,659
Doosan Enerbility Co. Ltd.*	2,997	29,788
Ecopro BM Co. Ltd.	452	27,556
E-MART, Inc.	132	7,732
F&F Co. Ltd.	115	10,958
Green Cross Corp.	78	6,686
GS Engineering & Construction Corp.	434	6,774
GS Holdings Corp.	417	12,106
Hana Financial Group, Inc.	2,361	57,987
Hankook Tire & Technology Co. Ltd.	502	12,307
Hanmi Pharm Co. Ltd.	61	9,712
Hanon Systems	1,264	7,340

See Notes to Portfolio of Investments.

411

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hanwha Solutions Corp.*	839	$27,552
HD Hyundai Co. Ltd.	320	12,012
HLB, Inc.*	939	27,875
HMM Co. Ltd.	2,351	30,052
Hotel Shilla Co. Ltd.	215	10,705
HYBE Co. Ltd.*	112	10,404
Hyundai Engineering & Construction Co. Ltd.	526	13,764
Hyundai Glovis Co. Ltd.	127	14,298
Hyundai Heavy Industries Co. Ltd.*	144	11,452
Hyundai Mobis Co. Ltd.	515	68,652
Hyundai Motor Co.	1,122	137,430
Hyundai Motor Co. (Preference) (Korea Stock Exchange)(q)	246	14,326
Hyundai Motor Co. (Preference) (OTC US Exchange)(q)	166	9,742
Hyundai Steel Co.	585	11,366
Iljin Materials Co. Ltd.	450	15,779
Industrial Bank of Korea	1,761	11,655
Kakao Corp.	2,512	98,880
Kakao Games Corp.*	591	17,348
KakaoBank Corp.*	899	12,457
Kangwon Land, Inc.*	688	11,246
KB Financial Group, Inc.	3,166	95,900
Kia Corp.	2,129	106,253
Korea Aerospace Industries Ltd.	507	17,157
Korea Electric Power Corp.*	1,731	24,184
Korea Investment Holdings Co. Ltd.	282	9,289
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	263	13,289
Korea Zinc Co. Ltd.	57	23,535
Korean Air Lines Co. Ltd.*	1,172	17,950
Krafton, Inc.*	184	26,955
KT&G Corp.	786	47,556
Kumho Petrochemical Co. Ltd.	123	9,893
L&F Co. Ltd.*	152	18,545
LG Chem Ltd.	399	147,859
LG Chem Ltd. (Preference)(q)	55	9,608
LG Corp.	707	36,520
LG Display Co. Ltd.	1,567	13,009
LG Electronics, Inc.	850	46,155
LG Energy Solution Ltd.*	189	55,874
LG H&H Co. Ltd.	63	27,631
LG H&H Co. Ltd. (Preference)(q)	83	19,100
LG Innotek Co. Ltd.	96	18,108
LG Uplus Corp.	1,446	10,813
Lotte Chemical Corp.	116	11,570
Lotte Shopping Co. Ltd.	189	11,333
Meritz Financial Group, Inc.	464	6,715
Meritz Fire & Marine Insurance Co. Ltd.	416	8,528
Meritz Securities Co. Ltd.	3,119	7,949
Mirae Asset Securities Co. Ltd.	1,943	8,067
NAVER Corp.	1,061	141,406
NCSoft Corp.	147	35,207
Netmarble Corp.(m)	467	16,574
NH Investment & Securities Co. Ltd.	1,358	8,484
Orion Corp.	161	11,537
Pan Ocean Co. Ltd.	2,941	9,166
Pearl Abyss Corp.*	201	6,476
POSCO Chemical Co. Ltd.	209	21,874
POSCO Holdings, Inc.	612	90,113
S-1 Corp.	228	9,192
Samsung Biologics Co. Ltd.(m)*	133	74,486
Samsung C&T Corp.	707	50,721
Samsung Electro-Mechanics Co. Ltd.	486	37,549
Samsung Electronics Co. Ltd.	59,221	2,175,977
Samsung Electronics Co. Ltd. (Preference)(q)	6,650	216,381
Samsung Engineering Co. Ltd.*	1,058	16,671
Samsung Fire & Marine Insurance Co. Ltd.	207	26,552
Samsung Heavy Industries Co. Ltd.*	4,245	15,636
Samsung Life Insurance Co. Ltd.	603	26,151
Samsung SDI Co. Ltd.	445	167,895
Samsung SDS Co. Ltd.	235	18,729
Samsung Securities Co. Ltd.	423	9,015
SD Biosensor, Inc.	910	16,743
Seegene, Inc.	938	17,454
Shinhan Financial Group Co. Ltd.	3,731	86,787
SK Biopharmaceuticals Co. Ltd.*	185	7,346
SK Bioscience Co. Ltd.*	155	8,679
SK Chemicals Co. Ltd.	114	7,241
SK Hynix, Inc.	4,412	253,152
SK IE Technology Co. Ltd.(m)*	254	9,282
SK Innovation Co. Ltd.*	425	42,556
SK Square Co. Ltd.*	912	22,765
SK, Inc.	283	37,703
SKC Co. Ltd.	141	8,161
S-Oil Corp.	304	17,175
Woori Financial Group, Inc.	4,526	33,627
Yuhan Corp.	347	13,084

		6,204,335

Taiwan (15.6%)
Accton Technology Corp.	3,549	30,094
Acer, Inc.	20,895	14,336
Advantech Co. Ltd.	3,316	30,276
ASE Technology Holding Co. Ltd.	285,699	712,319
Asia Cement Corp.	15,725	19,428
ASMedia Technology, Inc.	793	16,343
Asustek Computer, Inc.	6,027	44,230
AUO Corp.(r)	56,931	22,773
Catcher Technology Co. Ltd.	4,883	26,384
Cathay Financial Holding Co. Ltd.	59,821	74,886
Chailease Holding Co. Ltd.	10,946	62,276
Chang Hwa Commercial Bank Ltd.	31,080	16,734
Cheng Shin Rubber Industry Co. Ltd.	13,228	14,819
China Airlines Ltd.	22,757	13,940
China Development Financial Holding Corp.	126,364	47,405
China Steel Corp.	91,987	77,331
Chunghwa Telecom Co. Ltd.	29,341	105,144
Compal Electronics, Inc.	29,953	20,389
CTBC Financial Holding Co. Ltd.	140,538	87,422
Delta Electronics, Inc.	15,743	125,108
E Ink Holdings, Inc.	6,440	42,549
E.Sun Financial Holding Co. Ltd.	101,778	82,269
Eclat Textile Co. Ltd.	1,360	16,640
eMemory Technology, Inc.	457	16,136
Eva Airways Corp.	20,580	18,073
Evergreen Marine Corp. Taiwan Ltd.	7,982	36,391
Far Eastern New Century Corp.	21,320	21,606
Far EasTone Telecommunications Co. Ltd.	11,429	26,009
Feng TAY Enterprise Co. Ltd.	79,152	390,865
First Financial Holding Co. Ltd.	80,384	65,594
Formosa Chemicals & Fibre Corp.	26,691	57,669
Formosa Petrochemical Corp.	8,146	21,130
Formosa Plastics Corp.	33,437	90,785
Fubon Financial Holding Co. Ltd.	59,348	92,787
Giant Manufacturing Co. Ltd.	2,145	13,764
Globalwafers Co. Ltd.	1,520	17,298
Hon Hai Precision Industry Co. Ltd.	256,625	819,267
Hotai Motor Co. Ltd.	2,839	50,859
Hua Nan Financial Holdings Co. Ltd.	78,642	54,858
Innolux Corp.(r)	92,994	27,826
Inventec Corp.	19,884	14,262

See Notes to Portfolio of Investments.

412

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Largan Precision Co. Ltd.	926	$48,289
Lite-On Technology Corp.	14,911	29,752
MediaTek, Inc.	39,276	683,565
Mega Financial Holding Co. Ltd.	87,268	85,254
Micro-Star International Co. Ltd.	156,817	525,932
momo.com, Inc.	1,075	18,122
Nan Ya Plastics Corp.	39,721	83,463
Nan Ya Printed Circuit Board Corp.	1,596	9,358
Nanya Technology Corp.	8,913	13,613
Nien Made Enterprise Co. Ltd.	1,191	9,377
Novatek Microelectronics Corp.	4,946	33,743
Pegatron Corp.	14,106	25,838
Pou Chen Corp.	17,200	15,338
Powerchip Semiconductor Manufacturing Corp.	20,672	18,328
President Chain Store Corp.	4,005	35,522
Quanta Computer, Inc.	23,573	56,823
Realtek Semiconductor Corp.	4,073	34,299
Ruentex Development Co. Ltd.	8,494	13,775
Shanghai Commercial & Savings Bank Ltd. (The)	34,168	52,763
Shin Kong Financial Holding Co. Ltd.	136,202	35,074
SinoPac Financial Holdings Co. Ltd.	96,511	52,331
Synnex Technology International Corp.	9,642	15,908
Taishin Financial Holding Co. Ltd.	90,621	38,930
Taiwan Cement Corp.	46,337	49,150
Taiwan Cooperative Financial Holding Co. Ltd.	81,746	67,315
Taiwan High Speed Rail Corp.	14,761	13,247
Taiwan Mobile Co. Ltd.	15,213	45,733
Taiwan Semiconductor Manufacturing Co. Ltd.	279,069	3,668,163
Unimicron Technology Corp.	9,856	36,598
Uni-President Enterprises Corp.	259,593	546,964
United Microelectronics Corp.*	95,826	107,612
Vanguard International Semiconductor Corp.	6,358	12,853
Voltronic Power Technology Corp.	439	19,220
Walsin Lihwa Corp.	19,184	24,229
Wan Hai Lines Ltd.	4,982	10,349
Win Semiconductors Corp.	2,395	9,347
Winbond Electronics Corp.	21,485	13,231
Wiwynn Corp.	569	14,224
WPG Holdings Ltd.	11,581	16,862
Yageo Corp.	3,986	33,399
Yang Ming Marine Transport Corp.	15,133	28,940
Yuanta Financial Holding Co. Ltd.	86,023	52,770
Zhen Ding Technology Holding Ltd.	4,897	16,195

		10,260,072

Tanzania (0.1%)
AngloGold Ashanti Ltd.	3,373	46,126

Thailand (3.3%)
Advanced Info Service PCL	9,306	47,986
Airports of Thailand PCL*	33,186	63,785
Asset World Corp. PCL	111,154	17,049
B Grimm Power PCL	16,705	14,900
Bangkok Dusit Medical Services PCL, Class F	79,822	61,898
Bangkok Expressway & Metro PCL	68,741	16,755
Berli Jucker PCL	15,531	13,432
BTS Group Holdings PCL	59,270	13,019
Bumrungrad Hospital PCL	4,162	24,926
Carabao Group PCL, Class F(x)	5,057	11,342
Central Pattana PCL	16,743	28,776
Central Retail Corp. PCL	16,409	17,004
Charoen Pokphand Foods PCL	32,898	21,753
CP ALL PCL	44,770	66,763
Delta Electronics Thailand PCL	2,645	45,351
Electricity Generating PCL(x)	3,082	13,442
Energy Absolute PCL	13,609	31,652
Global Power Synergy PCL, Class F	8,583	14,411
Gulf Energy Development PCL	23,991	33,288
Home Product Center PCL	51,348	18,259
Indorama Ventures PCL	14,716	15,088
Intouch Holdings PCL, Class F	9,835	18,952
JMT Network Services PCL	7,114	12,779
Kasikornbank PCL(x)	108,517	418,538
Krung Thai Bank PCL	37,251	16,397
Krungthai Card PCL	9,077	13,723
Land & Houses PCL	74,634	17,542
Minor International PCL*	26,368	18,432
PTT Exploration & Production PCL	153,248	650,116
PTT Global Chemical PCL	190,317	207,899
PTT Oil & Retail Business PCL	26,293	17,885
PTT PCL	76,168	69,666
SCB X PCL	7,287	19,937
SCG Packaging PCL	11,537	15,873
Siam Cement PCL (The)	6,055	52,296
Thai Oil PCL	10,289	13,857
True Corp. PCL	121,975	16,255

		2,171,026

Turkey (0.3%)
Akbank TAS	25,213	15,346
BIM Birlesik Magazalar A/S	5,030	31,392
Eregli Demir ve Celik Fabrikalari TAS	11,314	17,690
KOC Holding A/S	10,285	25,172
Turk Hava Yollari AO*	4,461	16,961
Turkcell Iletisim Hizmetleri A/S	11,528	12,347
Turkiye Is Bankasi A/S, Class C	28,283	11,485
Turkiye Petrol Rafinerileri A/S*	1,806	28,264
Turkiye Sise ve Cam Fabrikalari A/S	11,139	15,296

		173,953

United States (0.1%)
JBS SA	6,207	29,043
Legend Biotech Corp. (ADR)*	349	14,239
Parade Technologies Ltd.	539	10,082

		53,364

Total Common Stocks (96.9%) (Cost $82,063,274)		63,917,919

	Number of Rights	Value (Note 1)
RIGHTS:
Brazil (0.0%)†
Localiza Rent a Car SA, expiring 10/31/22*	18	37

Philippines (0.0%)†
Globe Telecom, Inc., expiring 12/31/22*	22	131

Total Rights (0.0%)† (Cost $—)		168

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	50,000	50,000
JPMorgan Prime Money Market Fund, IM Shares	117,289	117,336

Total Investment Companies		167,336

See Notes to Portfolio of Investments.

413

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,114,028, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $1,136,028.(xx)	$1,113,753	$1,113,753
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $100,025, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $102,049.(xx)	100,000	100,000

Total Repurchase Agreements		1,213,753

Total Short-Term Investments (2.1%) (Cost $1,381,074)		1,381,089

Total Investments in Securities (99.0%) (Cost $83,444,348)		65,299,176
Other Assets Less Liabilities (1.0%)		628,237

Net Assets (100%)		$65,927,413

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2022, the market value of these securities amounted to $41,749 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $3,381,761 or 5.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $1,480,711. This was collateralized by $304,933 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/31/22 - 5/15/52 and by cash of $1,263,753 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

414

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Sector Weightings as of September 30, 2022	Market Value	% of Net Assets
Financials	$15,691,190	23.8%
Information Technology	12,930,456	19.6
Consumer Discretionary	7,600,647	11.5
Communication Services	5,677,525	8.6
Consumer Staples	4,935,928	7.5
Materials	4,911,009	7.5
Industrials	3,642,065	5.5
Energy	3,628,605	5.5
Health Care	2,133,348	3.2
Utilities	1,396,085	2.1
Real Estate	1,371,229	2.1
Repurchase Agreements	1,213,753	1.8
Investment Companies	167,336	0.3
Cash and Other	628,237	1.0

		100.0%

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	29	12/2022	USD	1,263,675	(138,675)

					(138,675)

See Notes to Portfolio of Investments.

415

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EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$5,251,556	$—	$—		$5,251,556
Chile	922,474	282,752	—		1,205,226
China	2,111,543	17,083,920	12,054		19,207,517
Colombia	774,671	—	—		774,671
Czech Republic	—	632,535	—		632,535
Egypt	—	40,586	—		40,586
Greece	—	118,117	—		118,117
Hong Kong	—	86,878	—		86,878
Hungary	—	70,829	—		70,829
India	1,357,868	6,989,600	—		8,347,468
Indonesia	—	2,256,461	—		2,256,461
Kuwait	—	416,385	—		416,385
Luxembourg	—	16,279	—		16,279
Malaysia	—	714,585	—		714,585
Mexico	1,610,943	—	—		1,610,943
Peru	117,707	—	—		117,707
Philippines	—	339,702	—		339,702
Poland	—	245,879	—		245,879
Qatar	—	585,480	—		585,480
Romania	—	15,191	—		15,191
Russia	—	—	—	(a)	— (a)
Singapore	—	535,900	—		535,900
South Africa	—	2,419,148	—		2,419,148
South Korea	—	6,204,335	—		6,204,335
Taiwan	—	10,209,473	50,599		10,260,072
Tanzania	—	46,126	—		46,126
Thailand	—	2,171,026	—		2,171,026
Turkey	—	173,953	—		173,953
United States	43,282	10,082	—		53,364
Rights
Brazil	37	—	—		37
Philippines	—	131	—		131
Short-Term Investments
Investment Companies	167,336	—	—		167,336
Repurchase Agreements	—	1,213,753	—		1,213,753

Total Assets	$12,357,417	$52,879,106	$62,653		$65,299,176

Liabilities:
Futures	$(138,675)	$—	$—		$(138,675)

Total Liabilities	$(138,675)	$—	$—		$(138,675)

Total	$12,218,742	$52,879,106	$62,653		$65,160,501

(a)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,963,191
Aggregate gross unrealized depreciation	(21,454,358)

Net unrealized depreciation	$(18,491,167)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$83,651,668

See Notes to Portfolio of Investments.

416

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EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.0%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	1,577,715	$24,202,148
Lumen Technologies, Inc.	210,889	1,535,272
Verizon Communications, Inc.	929,828	35,305,569

		61,042,989

Entertainment (1.4%)
Activision Blizzard, Inc.	157,616	11,717,174
Electronic Arts, Inc.	58,482	6,766,952
Live Nation Entertainment, Inc.*	31,457	2,391,990
Netflix, Inc.*	98,459	23,181,187
Take-Two Interactive Software, Inc.*	34,691	3,781,319
Walt Disney Co. (The)*	403,630	38,074,418
Warner Bros Discovery, Inc.*	489,103	5,624,685

		91,537,725

Interactive Media & Services (4.7%)
Alphabet, Inc., Class A*	1,327,530	126,978,244
Alphabet, Inc., Class C*	1,187,119	114,141,492
Match Group, Inc.*	62,654	2,991,729
Meta Platforms, Inc., Class A*	504,947	68,511,209
Twitter, Inc.*	148,862	6,526,110

		319,148,784

Media (0.7%)
Charter Communications, Inc., Class A*	24,543	7,445,119
Comcast Corp., Class A	975,012	28,597,102
DISH Network Corp., Class A*	55,574	768,588
Fox Corp., Class A	67,855	2,081,791
Fox Corp., Class B	31,158	888,003
Interpublic Group of Cos., Inc. (The)	86,575	2,216,320
News Corp., Class A	85,372	1,289,971
News Corp., Class B	26,447	407,813
Omnicom Group, Inc.	45,353	2,861,321
Paramount Global, Class B(x)	111,801	2,128,691

		48,684,719

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.*	133,271	17,880,970

Total Communication Services		538,295,187

Consumer Discretionary (11.6%)
Auto Components (0.1%)
Aptiv plc*	59,985	4,691,427
BorgWarner, Inc.	52,435	1,646,459

		6,337,886

Automobiles (2.6%)
Ford Motor Co.	874,404	9,793,325
General Motors Co.	322,816	10,359,165
Tesla, Inc.*	589,695	156,416,599

		176,569,089

Distributors (0.2%)
Genuine Parts Co.	31,313	4,675,657
LKQ Corp.	57,713	2,721,168
Pool Corp.	8,766	2,789,429

		10,186,254

Hotels, Restaurants & Leisure (1.9%)
Booking Holdings, Inc.*	8,791	14,445,459
Caesars Entertainment, Inc.*	47,472	1,531,447
Carnival Corp.*	218,542	1,536,350
Chipotle Mexican Grill, Inc.*	6,147	9,237,466
Darden Restaurants, Inc.	27,140	3,428,325
Domino’s Pizza, Inc.	7,945	2,464,539
Expedia Group, Inc.*	33,661	3,153,699
Hilton Worldwide Holdings, Inc.	60,728	7,325,011
Las Vegas Sands Corp.*	72,750	2,729,580
Marriott International, Inc., Class A	61,078	8,559,471
McDonald’s Corp.	162,890	37,585,239
MGM Resorts International	72,238	2,146,913
Norwegian Cruise Line Holdings Ltd.(x)*	93,297	1,059,854
Royal Caribbean Cruises Ltd.*	48,565	1,840,614
Starbucks Corp.	254,037	21,405,158
Wynn Resorts Ltd.*	22,914	1,444,269
Yum! Brands, Inc.	62,998	6,699,207

		126,592,601

Household Durables (0.3%)
DR Horton, Inc.	70,009	4,715,106
Garmin Ltd.	34,159	2,743,309
Lennar Corp., Class A	56,455	4,208,720
Mohawk Industries, Inc.*	11,675	1,064,643
Newell Brands, Inc.	83,331	1,157,468
NVR, Inc.*	683	2,723,176
PulteGroup, Inc.	51,254	1,922,025
Whirlpool Corp.	12,068	1,626,887

		20,161,334

Internet & Direct Marketing Retail (3.4%)
Amazon.com, Inc.*	1,962,330	221,743,290
eBay, Inc.	121,632	4,477,274
Etsy, Inc.*	28,032	2,806,844

		229,027,408

Leisure Products (0.0%)†
Hasbro, Inc.	28,739	1,937,583

Multiline Retail (0.5%)
Dollar General Corp.	50,258	12,054,884
Dollar Tree, Inc.*	46,734	6,360,497
Target Corp.	102,664	15,234,311

		33,649,692

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	13,426	2,099,021
AutoZone, Inc.*	4,315	9,242,428
Bath & Body Works, Inc.	50,546	1,647,800
Best Buy Co., Inc.	44,369	2,810,333
CarMax, Inc.*	35,240	2,326,545
Home Depot, Inc. (The)	227,548	62,789,595
Lowe’s Cos., Inc.	141,505	26,576,054
O’Reilly Automotive, Inc.*	14,115	9,927,785
Ross Stores, Inc.	77,475	6,528,818
TJX Cos., Inc. (The)	259,403	16,114,114
Tractor Supply Co.	24,576	4,568,187
Ulta Beauty, Inc.*	11,473	4,602,853

		149,233,533

Textiles, Apparel & Luxury Goods (0.4%)
NIKE, Inc., Class B	279,776	23,254,981
Ralph Lauren Corp.	9,498	806,665
Tapestry, Inc.	55,750	1,584,973
VF Corp.	73,112	2,186,780

		27,833,399

Total Consumer Discretionary		781,528,779

Consumer Staples (6.8%)
Beverages (1.8%)
Brown-Forman Corp., Class B	40,481	2,694,820
Coca-Cola Co. (The)	861,736	48,274,451
Constellation Brands, Inc., Class A	35,276	8,102,192
Keurig Dr Pepper, Inc.	188,113	6,738,207
Molson Coors Beverage Co., Class B	41,667	1,999,599
Monster Beverage Corp.*	85,157	7,405,253
PepsiCo, Inc.	305,554	49,884,746

		125,099,268

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	98,073	46,316,936
Kroger Co. (The)	144,168	6,307,350

See Notes to Portfolio of Investments.

417

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sysco Corp.	112,799	$7,976,017
Walgreens Boots Alliance, Inc.	158,819	4,986,916
Walmart, Inc.	315,587	40,931,634

		106,518,853

Food Products (1.1%)
Archer-Daniels-Midland Co.	124,110	9,984,650
Campbell Soup Co.	44,587	2,100,939
Conagra Brands, Inc.	106,294	3,468,373
General Mills, Inc.	131,892	10,104,246
Hershey Co. (The)	32,517	7,169,023
Hormel Foods Corp.	64,076	2,911,613
J M Smucker Co. (The)	23,592	3,241,777
Kellogg Co.	56,476	3,934,118
Kraft Heinz Co. (The)	176,355	5,881,439
Lamb Weston Holdings, Inc.	31,820	2,462,232
McCormick & Co., Inc. (Non-Voting)	55,455	3,952,278
Mondelez International, Inc., Class A	303,447	16,637,999
Tyson Foods, Inc., Class A	64,122	4,227,564

		76,076,251

Household Products (1.4%)
Church & Dwight Co., Inc.	53,781	3,842,115
Clorox Co. (The)	27,269	3,501,067
Colgate-Palmolive Co.	184,676	12,973,489
Kimberly-Clark Corp.	74,750	8,412,365
Procter & Gamble Co. (The)	529,054	66,793,067

		95,522,103

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	51,322	11,080,420

Tobacco (0.7%)
Altria Group, Inc.	398,707	16,099,789
Philip Morris International, Inc.	343,210	28,489,862

		44,589,651

Total Consumer Staples		458,886,546

Energy (4.5%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	224,005	4,695,145
Halliburton Co.	200,800	4,943,696
Schlumberger NV	313,149	11,242,049

		20,880,890

Oil, Gas & Consumable Fuels (4.2%)
APA Corp.	72,295	2,471,766
Chevron Corp.	398,711	57,282,809
ConocoPhillips	281,853	28,844,836
Coterra Energy, Inc.	176,147	4,600,960
Devon Energy Corp.	144,974	8,717,287
Diamondback Energy, Inc.	39,355	4,740,703
EOG Resources, Inc.	129,752	14,497,191
EQT Corp.	81,851	3,335,428
Exxon Mobil Corp.#	922,725	80,563,120
Hess Corp.	61,695	6,724,138
Kinder Morgan, Inc.	438,962	7,304,328
Marathon Oil Corp.	150,019	3,387,429
Marathon Petroleum Corp.	110,397	10,965,734
Occidental Petroleum Corp.	164,988	10,138,512
ONEOK, Inc.	98,936	5,069,481
Phillips 66	106,506	8,597,164
Pioneer Natural Resources Co.	52,841	11,441,662
Valero Energy Corp.	87,226	9,320,098
Williams Cos., Inc. (The)	269,786	7,723,973

		285,726,619

Total Energy		306,607,509

Financials (10.9%)
Banks (3.7%)
Bank of America Corp.	1,547,750	46,742,050
Citigroup, Inc.	428,793	17,867,804
Citizens Financial Group, Inc.	109,737	3,770,563
Comerica, Inc.	28,964	2,059,340
Fifth Third Bancorp	151,924	4,855,491
First Republic Bank	40,454	5,281,270
Huntington Bancshares, Inc.	319,306	4,208,453
JPMorgan Chase & Co.	649,279	67,849,656
KeyCorp	206,493	3,308,018
M&T Bank Corp.	38,881	6,855,498
PNC Financial Services Group, Inc. (The)	90,803	13,567,784
Regions Financial Corp.	206,878	4,152,042
Signature Bank	13,933	2,103,883
SVB Financial Group*	13,081	4,392,338
Truist Financial Corp.	293,667	12,786,261
US Bancorp	299,350	12,069,792
Wells Fargo & Co.	839,791	33,776,394
Zions Bancorp NA	33,315	1,694,401

		247,341,038

Capital Markets (2.9%)
Ameriprise Financial, Inc.	23,948	6,033,699
Bank of New York Mellon Corp. (The)	162,814	6,271,595
BlackRock, Inc.	33,381	18,368,897
Cboe Global Markets, Inc.	23,482	2,756,082
Charles Schwab Corp. (The)	338,070	24,297,091
CME Group, Inc.	79,579	14,095,828
FactSet Research Systems, Inc.	8,409	3,364,525
Franklin Resources, Inc.	62,892	1,353,436
Goldman Sachs Group, Inc. (The)	75,577	22,147,840
Intercontinental Exchange, Inc.	123,644	11,171,235
Invesco Ltd.	100,716	1,379,809
MarketAxess Holdings, Inc.	8,334	1,854,232
Moody’s Corp.	34,940	8,494,263
Morgan Stanley	296,486	23,425,359
MSCI, Inc.	17,824	7,517,985
Nasdaq, Inc.	75,044	4,253,494
Northern Trust Corp.	46,137	3,947,482
Raymond James Financial, Inc.	43,006	4,249,853
S&P Global, Inc.	75,432	23,033,161
State Street Corp.	81,392	4,949,447
T. Rowe Price Group, Inc.	49,969	5,247,245

		198,212,558

Consumer Finance (0.5%)
American Express Co.	132,797	17,915,643
Capital One Financial Corp.	84,978	7,832,422
Discover Financial Services	60,481	5,498,933
Synchrony Financial	106,663	3,006,830

		34,253,828

Diversified Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B*	399,594	106,699,590

Insurance (2.2%)
Aflac, Inc.	127,316	7,155,159
Allstate Corp. (The)	59,844	7,452,373
American International Group, Inc.	168,358	7,993,638
Aon plc, Class A	46,700	12,509,529
Arthur J Gallagher & Co.	46,569	7,973,544
Assurant, Inc.	11,781	1,711,426
Brown & Brown, Inc.	51,905	3,139,215
Chubb Ltd.	92,467	16,817,898
Cincinnati Financial Corp.	35,247	3,157,074
Everest Re Group Ltd.	8,725	2,289,789
Globe Life, Inc.	20,063	2,000,281

See Notes to Portfolio of Investments.

418

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc. (The)	71,544	$4,431,435
Lincoln National Corp.	34,297	1,505,981
Loews Corp.	44,277	2,206,766
Marsh & McLennan Cos., Inc.	110,484	16,494,156
MetLife, Inc.	148,339	9,016,045
Principal Financial Group, Inc.	51,319	3,702,666
Progressive Corp. (The)	129,502	15,049,428
Prudential Financial, Inc.	82,362	7,065,012
Travelers Cos., Inc. (The)	52,542	8,049,434
W R Berkley Corp.	45,224	2,920,566
Willis Towers Watson plc	24,347	4,892,286

		147,533,701

Total Financials		734,040,715

Health Care (14.9%)
Biotechnology (2.2%)
AbbVie, Inc.	391,461	52,537,981
Amgen, Inc.	118,435	26,695,249
Biogen, Inc.*	32,128	8,578,176
Gilead Sciences, Inc.	277,499	17,118,913
Incyte Corp.*	40,875	2,723,910
Moderna, Inc.*	74,487	8,808,088
Regeneron Pharmaceuticals, Inc.*	23,732	16,348,263
Vertex Pharmaceuticals, Inc.*	56,781	16,440,370

		149,250,950

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	387,725	37,516,271
ABIOMED, Inc.*	10,065	2,472,568
Align Technology, Inc.*	16,083	3,330,950
Baxter International, Inc.	111,501	6,005,444
Becton Dickinson and Co.	63,143	14,070,155
Boston Scientific Corp.*	316,963	12,275,977
Cooper Cos., Inc. (The)	10,923	2,882,580
Dentsply Sirona, Inc.	47,702	1,352,352
Dexcom, Inc.*	86,919	7,000,456
Edwards Lifesciences Corp.*	137,257	11,341,546
Hologic, Inc.*	55,274	3,566,278
IDEXX Laboratories, Inc.*	18,433	6,005,471
Intuitive Surgical, Inc.*	79,065	14,819,944
Medtronic plc	294,180	23,755,035
ResMed, Inc.	32,419	7,077,068
STERIS plc	22,144	3,682,104
Stryker Corp.	74,548	15,098,952
Teleflex, Inc.	10,385	2,092,162
Zimmer Biomet Holdings, Inc.	46,455	4,856,870

		179,202,183

Health Care Providers & Services (3.6%)
AmerisourceBergen Corp.	34,416	4,657,517
Cardinal Health, Inc.	60,316	4,021,871
Centene Corp.*	126,550	9,846,855
Cigna Corp.	67,553	18,743,931
CVS Health Corp.	290,664	27,720,626
DaVita, Inc.*	12,331	1,020,637
Elevance Health, Inc.	53,137	24,136,951
HCA Healthcare, Inc.	47,661	8,759,615
Henry Schein, Inc.*	30,136	1,982,045
Humana, Inc.	28,019	13,594,538
Laboratory Corp. of America Holdings	20,015	4,099,272
McKesson Corp.	31,822	10,815,343
Molina Healthcare, Inc.*	12,863	4,242,732
Quest Diagnostics, Inc.	25,817	3,167,488
UnitedHealth Group, Inc.	207,096	104,591,764
Universal Health Services, Inc., Class B	14,550	1,283,019

		242,684,204

Life Sciences Tools & Services (1.9%)
Agilent Technologies, Inc.	66,135	8,038,709
Bio-Rad Laboratories, Inc., Class A*	4,745	1,979,329
Bio-Techne Corp.	8,687	2,467,108
Charles River Laboratories International, Inc.*	11,261	2,216,165
Danaher Corp.	144,952	37,439,652
Illumina, Inc.*	34,782	6,636,058
IQVIA Holdings, Inc.*	41,293	7,479,814
Mettler-Toledo International, Inc.*	4,983	5,402,170
PerkinElmer, Inc.	27,946	3,362,742
Thermo Fisher Scientific, Inc.	86,743	43,995,182
Waters Corp.*	13,257	3,573,159
West Pharmaceutical Services, Inc.	16,394	4,034,236

		126,624,324

Pharmaceuticals (4.6%)
Bristol-Myers Squibb Co.	472,751	33,607,869
Catalent, Inc.*	39,678	2,871,100
Eli Lilly and Co.	174,608	56,459,497
Johnson & Johnson	582,107	95,092,999
Merck & Co., Inc.	560,875	48,302,555
Organon & Co.	56,309	1,317,631
Pfizer, Inc.	1,242,590	54,375,738
Viatris, Inc.	268,469	2,287,356
Zoetis, Inc.	103,647	15,369,814

		309,684,559

Total Health Care		1,007,446,220

Industrials (7.8%)
Aerospace & Defense (1.6%)
Boeing Co. (The)*	123,583	14,963,430
General Dynamics Corp.	49,789	10,563,732
Howmet Aerospace, Inc.	81,854	2,531,744
Huntington Ingalls Industries, Inc.	8,845	1,959,168
L3Harris Technologies, Inc.	42,366	8,804,926
Lockheed Martin Corp.	52,248	20,182,880
Northrop Grumman Corp.	32,198	15,143,363
Raytheon Technologies Corp.	326,904	26,760,361
Textron, Inc.	46,834	2,728,549
TransDigm Group, Inc.	11,407	5,986,622

		109,624,775

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	27,428	2,641,591
Expeditors International of Washington, Inc.	36,220	3,198,588
FedEx Corp.	52,928	7,858,220
United Parcel Service, Inc., Class B	162,034	26,174,972

		39,873,371

Airlines (0.2%)
Alaska Air Group, Inc.*	28,066	1,098,784
American Airlines Group, Inc.(x)*	143,878	1,732,291
Delta Air Lines, Inc.*	141,963	3,983,482
Southwest Airlines Co.*	131,369	4,051,420
United Airlines Holdings, Inc.*	72,342	2,353,285

		13,219,262

Building Products (0.4%)
A O Smith Corp.	28,445	1,381,858
Allegion plc	19,448	1,744,097
Carrier Global Corp.	186,329	6,625,859
Fortune Brands Home & Security, Inc.	28,631	1,537,198
Johnson Controls International plc	152,504	7,506,247
Masco Corp.	49,931	2,331,278
Trane Technologies plc	51,303	7,429,188

		28,555,725

Commercial Services & Supplies (0.5%)
Cintas Corp.	19,043	7,392,302

See Notes to Portfolio of Investments.

419

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Copart, Inc.*	47,359	$5,038,997
Republic Services, Inc.	45,466	6,185,195
Rollins, Inc.	51,241	1,777,038
Waste Management, Inc.	83,277	13,341,808

		33,735,340

Construction & Engineering (0.1%)
Quanta Services, Inc.	31,666	4,033,932

Electrical Equipment (0.5%)
AMETEK, Inc.	50,829	5,764,517
Eaton Corp. plc	88,185	11,760,352
Emerson Electric Co.	130,915	9,585,596
Generac Holdings, Inc.*	14,132	2,517,475
Rockwell Automation, Inc.	25,558	5,497,781

		35,125,721

Industrial Conglomerates (0.8%)
3M Co.	122,572	13,544,206
General Electric Co.	242,780	15,030,510
Honeywell International, Inc.	149,157	24,904,744

		53,479,460

Machinery (1.6%)
Caterpillar, Inc.	116,880	19,177,670
Cummins, Inc.	31,216	6,352,768
Deere & Co.	61,578	20,560,278
Dover Corp.	31,782	3,705,146
Fortive Corp.	78,752	4,591,242
IDEX Corp.	16,711	3,339,693
Illinois Tool Works, Inc.	62,382	11,269,308
Ingersoll Rand, Inc.	89,265	3,861,604
Nordson Corp.	11,969	2,540,660
Otis Worldwide Corp.	93,040	5,935,952
PACCAR, Inc.	76,986	6,442,958
Parker-Hannifin Corp.	28,422	6,886,935
Pentair plc	36,412	1,479,420
Snap-on, Inc.	11,794	2,374,722
Stanley Black & Decker, Inc.	32,727	2,461,398
Westinghouse Air Brake Technologies Corp.	40,268	3,275,802
Xylem, Inc.	39,893	3,485,052

		107,740,608

Professional Services (0.4%)
CoStar Group, Inc.*	87,664	6,105,798
Equifax, Inc.	27,100	4,645,753
Jacobs Solutions, Inc.	28,343	3,074,932
Leidos Holdings, Inc.	30,231	2,644,305
Nielsen Holdings plc	79,637	2,207,538
Robert Half International, Inc.	24,259	1,855,813
Verisk Analytics, Inc.	34,751	5,926,088

		26,460,227

Road & Rail (0.9%)
CSX Corp.	474,076	12,629,385
JB Hunt Transport Services, Inc.	18,388	2,876,251
Norfolk Southern Corp.	52,002	10,902,219
Old Dominion Freight Line, Inc.	20,293	5,048,290
Union Pacific Corp.	138,261	26,936,008

		58,392,153

Trading Companies & Distributors (0.2%)
Fastenal Co.	127,235	5,857,899
United Rentals, Inc.*	15,495	4,185,509
WW Grainger, Inc.	10,024	4,903,641

		14,947,049

Total Industrials		525,187,623

Information Technology (26.0%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	54,568	6,160,181
Cisco Systems, Inc.	916,820	36,672,800
F5, Inc.*	13,187	1,908,554
Juniper Networks, Inc.	71,426	1,865,647
Motorola Solutions, Inc.	36,949	8,275,468

		54,882,650

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	131,696	8,818,364
CDW Corp.	29,943	4,673,503
Corning, Inc.	168,440	4,888,129
Keysight Technologies, Inc.*	39,841	6,269,380
TE Connectivity Ltd.	70,813	7,814,923
Teledyne Technologies, Inc.*	10,376	3,501,589
Trimble, Inc.*	54,832	2,975,732
Zebra Technologies Corp., Class A*	11,466	3,004,207

		41,945,827

IT Services (4.3%)
Accenture plc, Class A	140,048	36,034,350
Akamai Technologies, Inc.*	35,194	2,826,782
Automatic Data Processing, Inc.	91,997	20,808,802
Broadridge Financial Solutions, Inc.	25,954	3,745,681
Cognizant Technology Solutions Corp., Class A	114,639	6,584,864
DXC Technology Co.*	50,895	1,245,910
EPAM Systems, Inc.*	12,701	4,600,175
Fidelity National Information Services, Inc.	134,608	10,172,327
Fiserv, Inc.*	141,606	13,250,073
FleetCor Technologies, Inc.*	16,608	2,925,831
Gartner, Inc.*	17,512	4,845,395
Global Payments, Inc.	61,365	6,630,488
International Business Machines Corp.	199,966	23,757,961
Jack Henry & Associates, Inc.	16,132	2,940,380
Mastercard, Inc., Class A	188,906	53,713,532
Paychex, Inc.	70,919	7,957,821
PayPal Holdings, Inc.*	256,047	22,037,965
VeriSign, Inc.*	20,665	3,589,511
Visa, Inc., Class A	361,997	64,308,767

		291,976,615

Semiconductors & Semiconductor Equipment (4.8%)
Advanced Micro Devices, Inc.*	357,415	22,645,814
Analog Devices, Inc.	115,086	16,036,083
Applied Materials, Inc.	192,609	15,780,455
Broadcom, Inc.	89,406	39,697,158
Enphase Energy, Inc.*	29,991	8,321,603
Intel Corp.	909,079	23,426,966
KLA Corp.	31,396	9,501,372
Lam Research Corp.	30,327	11,099,682
Microchip Technology, Inc.	122,321	7,465,251
Micron Technology, Inc.	244,239	12,236,374
Monolithic Power Systems, Inc.	9,841	3,576,219
NVIDIA Corp.	554,395	67,298,009
NXP Semiconductors NV	58,140	8,576,231
ON Semiconductor Corp.*	95,920	5,978,694
Qorvo, Inc.*	22,850	1,814,519
QUALCOMM, Inc.	248,635	28,090,782
Skyworks Solutions, Inc.	35,523	3,029,046
SolarEdge Technologies, Inc.*	12,318	2,851,124
Teradyne, Inc.	34,712	2,608,607
Texas Instruments, Inc.	202,297	31,311,530

		321,345,519

Software (8.4%)
Adobe, Inc.*	103,616	28,515,123
ANSYS, Inc.*	19,277	4,273,711
Autodesk, Inc.*	48,105	8,986,014
Cadence Design Systems, Inc.*	60,636	9,909,742
Ceridian HCM Holding, Inc.*	33,887	1,893,606
Fortinet, Inc.*	144,902	7,119,035

See Notes to Portfolio of Investments.

420

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Intuit, Inc.	62,453	$24,189,296
Microsoft Corp.	1,651,197	384,563,781
NortonLifeLock, Inc.	128,215	2,582,250
Oracle Corp.	336,312	20,538,574
Paycom Software, Inc.*	10,762	3,551,352
PTC, Inc.*	23,407	2,448,372
Roper Technologies, Inc.	23,471	8,441,110
Salesforce, Inc.*	220,296	31,687,377
ServiceNow, Inc.*	44,723	16,887,852
Synopsys, Inc.*	33,868	10,347,013
Tyler Technologies, Inc.*	9,206	3,199,085

		569,133,293

Technology Hardware, Storage & Peripherals (7.1%)
Apple, Inc.	3,344,620	462,226,484
Hewlett Packard Enterprise Co.	287,675	3,446,347
HP, Inc.	201,486	5,021,031
NetApp, Inc.	48,650	3,009,002
Seagate Technology Holdings plc	43,240	2,301,665
Western Digital Corp.*	69,336	2,256,887

		478,261,416

Total Information Technology		1,757,545,320

Materials (2.5%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	49,107	11,428,672
Albemarle Corp.	25,933	6,857,722
Celanese Corp.	22,070	1,993,804
CF Industries Holdings, Inc.	44,117	4,246,261
Corteva, Inc.	159,100	9,092,565
Dow, Inc.	159,004	6,985,046
DuPont de Nemours, Inc.	110,901	5,589,410
Eastman Chemical Co.	27,190	1,931,849
Ecolab, Inc.	54,895	7,927,936
FMC Corp.	27,888	2,947,762
International Flavors & Fragrances, Inc.	56,446	5,126,990
Linde plc	110,340	29,746,561
LyondellBasell Industries NV, Class A	56,334	4,240,824
Mosaic Co. (The)	76,443	3,694,490
PPG Industries, Inc.	52,029	5,759,090
Sherwin-Williams Co. (The)	52,219	10,691,840

		118,260,822

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	13,810	4,448,063
Vulcan Materials Co.	29,425	4,640,617

		9,088,680

Containers & Packaging (0.3%)
Amcor plc	332,717	3,570,053
Avery Dennison Corp.	17,990	2,926,973
Ball Corp.	69,588	3,362,492
International Paper Co.	80,152	2,540,818
Packaging Corp. of America	20,754	2,330,467
Sealed Air Corp.	32,154	1,431,175
Westrock Co.	56,302	1,739,169

		17,901,147

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	316,606	8,652,842
Newmont Corp.	175,723	7,385,638
Nucor Corp.	57,960	6,201,140

		22,239,620

Total Materials		167,490,269

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	32,875	4,608,746
American Tower Corp. (REIT)	103,082	22,131,705
AvalonBay Communities, Inc. (REIT)	30,959	5,702,338
Boston Properties, Inc. (REIT)	31,578	2,367,403
Camden Property Trust (REIT)	23,586	2,817,348
Crown Castle, Inc. (REIT)	95,876	13,858,876
Digital Realty Trust, Inc. (REIT)	63,633	6,311,121
Duke Realty Corp. (REIT)	85,238	4,108,472
Equinix, Inc. (REIT)	20,164	11,470,090
Equity Residential (REIT)	74,946	5,037,870
Essex Property Trust, Inc. (REIT)	14,419	3,492,714
Extra Space Storage, Inc. (REIT)	29,648	5,120,506
Federal Realty Investment Trust (REIT)	16,122	1,452,915
Healthpeak Properties, Inc. (REIT)	119,465	2,738,138
Host Hotels & Resorts, Inc. (REIT)	158,279	2,513,470
Invitation Homes, Inc. (REIT)	128,379	4,335,359
Iron Mountain, Inc. (REIT)	64,358	2,829,821
Kimco Realty Corp. (REIT)	136,934	2,520,955
Mid-America Apartment Communities, Inc. (REIT)	25,558	3,963,279
Prologis, Inc. (REIT)	163,921	16,654,374
Public Storage (REIT)	34,979	10,242,201
Realty Income Corp. (REIT)	136,733	7,957,861
Regency Centers Corp. (REIT)	34,097	1,836,123
SBA Communications Corp. (REIT)	23,884	6,798,581
Simon Property Group, Inc. (REIT)	72,477	6,504,811
UDR, Inc. (REIT)	67,622	2,820,514
Ventas, Inc. (REIT)	88,498	3,554,965
VICI Properties, Inc. (REIT)	213,231	6,364,945
Vornado Realty Trust (REIT)	35,666	826,024
Welltower, Inc. (REIT)	102,591	6,598,653
Weyerhaeuser Co. (REIT)	163,908	4,681,212

		182,221,390

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	71,108	4,800,501

Total Real Estate		187,021,891

Utilities (3.1%)
Electric Utilities (2.0%)
Alliant Energy Corp.	55,556	2,943,912
American Electric Power Co., Inc.	113,742	9,832,996
Constellation Energy Corp.	72,364	6,019,961
Duke Energy Corp.	170,473	15,857,398
Edison International	84,450	4,778,181
Entergy Corp.	45,037	4,532,073
Evergy, Inc.	50,817	3,018,530
Eversource Energy	76,703	5,979,766
Exelon Corp.	219,578	8,225,392
FirstEnergy Corp.	120,183	4,446,771
NextEra Energy, Inc.	435,007	34,108,899
NRG Energy, Inc.	52,062	1,992,413
PG&E Corp.*	356,206	4,452,575
Pinnacle West Capital Corp.	25,028	1,614,556
PPL Corp.	162,993	4,131,873
Southern Co. (The)	235,351	16,003,868
Xcel Energy, Inc.	121,105	7,750,720

		135,689,884

Gas Utilities (0.0%)†
Atmos Energy Corp.	30,972	3,154,498

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	147,882	3,342,133

Multi-Utilities (0.9%)
Ameren Corp.	57,204	4,607,782

See Notes to Portfolio of Investments.

421

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CenterPoint Energy, Inc.	139,374	$3,927,559
CMS Energy Corp.	64,250	3,741,920
Consolidated Edison, Inc.	78,505	6,732,589
Dominion Energy, Inc.	184,318	12,738,217
DTE Energy Co.	42,894	4,934,955
NiSource, Inc.	89,879	2,264,052
Public Service Enterprise Group, Inc.	110,449	6,210,547
Sempra Energy	69,589	10,434,175
WEC Energy Group, Inc.	69,838	6,245,613

		61,837,409

Water Utilities (0.1%)
American Water Works Co., Inc.	40,248	5,238,680

Total Utilities		209,262,604

Total Common Stocks (98.9%) (Cost $2,524,439,911)		6,673,312,663

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
Dreyfus Treasury Obligations Cash Management Fund(xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)†
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,671,040, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $1,704,039.(xx)	$1,670,627	1,670,627

Total Short-Term Investments (0.0%)† (Cost $2,670,627)		2,670,627

Total Investments in Securities (98.9%) (Cost $2,527,110,538)		6,675,983,290
Other Assets Less Liabilities (1.1%)		72,290,855

Net Assets (100%)		$6,748,274,145

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $22,438,670.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $2,480,614. This was collateralized by $66,884 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/6/22 - 5/15/52 and by cash of $2,670,627 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

422

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	371	12/2022	USD	66,807,825	(8,637,360)

					(8,637,360)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$538,295,187	$—	$—	$538,295,187
Consumer Discretionary	781,528,779	—	—	781,528,779
Consumer Staples	458,886,546	—	—	458,886,546
Energy	306,607,509	—	—	306,607,509
Financials	734,040,715	—	—	734,040,715
Health Care	1,007,446,220	—	—	1,007,446,220
Industrials	525,187,623	—	—	525,187,623
Information Technology	1,757,545,320	—	—	1,757,545,320
Materials	167,490,269	—	—	167,490,269
Real Estate	187,021,891	—	—	187,021,891
Utilities	209,262,604	—	—	209,262,604
Short-Term Investments
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreement	—	1,670,627	—	1,670,627

Total Assets	$6,674,312,663	$1,670,627	$—	$6,675,983,290

Liabilities:
Futures	$(8,637,360)	$—	$—	$(8,637,360)
Total Liabilities	$(8,637,360)	$—	$—	$(8,637,360)

Total	$6,665,675,303	$1,670,627	$—	$6,667,345,930

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,407,516,443
Aggregate gross unrealized depreciation	(280,776,410)

Net unrealized appreciation	$4,126,740,033

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,540,605,897

See Notes to Portfolio of Investments.

423

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.6%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	60,502	$928,101
Liberty Global plc, Class C*	59,693	984,934

		1,913,035

Entertainment (1.7%)
Activision Blizzard, Inc.	45,371	3,372,880
Cinemark Holdings, Inc.*	31,442	380,763
Netflix, Inc.*	23,502	5,533,311
Sea Ltd. (ADR)*	16,205	908,290
Take-Two Interactive Software, Inc.*	10,448	1,138,832
Walt Disney Co. (The)*	29,245	2,758,681
Warner Bros Discovery, Inc.*	2,248	25,852

		14,118,609

Interactive Media & Services (5.6%)
Alphabet, Inc., Class A*	153,700	14,701,405
Alphabet, Inc., Class C*	160,720	15,453,228
Meta Platforms, Inc., Class A*	97,729	13,259,871
Snap, Inc., Class A*	157,694	1,548,555
Tongdao Liepin Group(m)*	204,349	189,257
Twitter, Inc.*	20,200	885,568

		46,037,884

Media (0.6%)
Altice USA, Inc., Class A*	42,939	250,334
Comcast Corp., Class A	74,432	2,183,091
Liberty Broadband Corp., Class A*	16,800	1,253,280
Liberty Broadband Corp., Class C*	13,300	981,540

		4,668,245

Wireless Telecommunication Services (0.5%)
T-Mobile US, Inc.*	26,739	3,587,572

Total Communication Services		70,325,345

Consumer Discretionary (11.5%)
Automobiles (2.2%)
Tesla, Inc.*	68,100	18,063,525

Distributors (0.1%)
Pool Corp.	2,400	763,704

Hotels, Restaurants & Leisure (1.9%)
Aramark	5,200	162,240
Booking Holdings, Inc.*	2,700	4,436,667
Caesars Entertainment, Inc.*	24,900	803,274
Chipotle Mexican Grill, Inc.*	1,800	2,704,968
Domino’s Pizza, Inc.	3,000	930,600
Marriott International, Inc., Class A	17,300	2,424,422
Planet Fitness, Inc., Class A*	10,100	582,366
Starbucks Corp.	35,600	2,999,656
Sweetgreen, Inc., Class A(x)*	5,900	109,150
Wingstop, Inc.	3,600	451,512

		15,604,855

Household Durables (0.2%)
DR Horton, Inc.	11,400	767,790
Lennar Corp., Class A	6,557	488,824

		1,256,614

Internet & Direct Marketing Retail (3.6%)
Amazon.com, Inc.*	262,300	29,639,900
Deliveroo plc(m)*	15,100	14,161

		29,654,061

Multiline Retail (0.7%)
Dollar General Corp.	19,620	4,706,053
Ollie’s Bargain Outlet Holdings, Inc.*	4,000	206,400
Target Corp.	6,700	994,213

		5,906,666

Specialty Retail (1.7%)
Aritzia, Inc.*	12,900	423,883
Home Depot, Inc. (The)	19,000	5,242,860
RH*	2,000	492,140
Signet Jewelers Ltd.	12,300	703,437
TJX Cos., Inc. (The)	86,900	5,398,228
Ulta Beauty, Inc.*	2,800	1,123,332
Warby Parker, Inc., Class A(x)*	23,100	308,154

		13,692,034

Textiles, Apparel & Luxury Goods (1.1%)
Capri Holdings Ltd.*	7,453	286,493
Crocs, Inc.*	11,600	796,456
LVMH Moet Hennessy Louis Vuitton SE	3,318	1,950,437
NIKE, Inc., Class B	45,000	3,740,400
Ralph Lauren Corp.	16,000	1,358,880
Tapestry, Inc.	25,700	730,651

		8,863,317

Total Consumer Discretionary		93,804,776

Consumer Staples (6.6%)
Beverages (2.5%)
Boston Beer Co., Inc. (The), Class A*	1,190	385,143
Celsius Holdings, Inc.*	3,700	335,516
Coca-Cola Co. (The)	131,419	7,362,092
Constellation Brands, Inc., Class A	13,588	3,120,892
Duckhorn Portfolio, Inc. (The)*	11,550	166,667
Keurig Dr Pepper, Inc.	12,084	432,849
Monster Beverage Corp.*	29,253	2,543,841
PepsiCo, Inc.	35,965	5,871,646
Pernod Ricard SA	3,212	587,099

		20,805,745

Food & Staples Retailing (1.6%)
Albertsons Cos., Inc., Class A	39,200	974,512
Cake Box Holdings plc(m)	12,400	16,702
Costco Wholesale Corp.	12,513	5,909,515
Grocery Outlet Holding Corp.*	5,637	187,656
Sysco Corp.	17,000	1,202,070
US Foods Holding Corp.*	9,144	241,767
Walgreens Boots Alliance, Inc.	1,843	57,870
Walmart, Inc.	37,292	4,836,772

		13,426,864

Food Products (1.0%)
Bunge Ltd.	3,771	311,371
Darling Ingredients, Inc.*	6,110	404,177
Freshpet, Inc.*	11,469	574,482
Hershey Co. (The)	6,700	1,477,149
Hotel Chocolat Group plc*	5,600	7,532
Lamb Weston Holdings, Inc.	8,700	673,206
McCormick & Co., Inc. (Non- Voting)	17,300	1,232,971
Mondelez International, Inc., Class A	53,879	2,954,186
Sovos Brands, Inc.*	18,318	260,848
TreeHouse Foods, Inc.*	9,100	386,022

		8,281,944

Household Products (1.3%)
Procter & Gamble Co. (The)	81,895	10,339,244

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	6,748	1,456,893
Honest Co., Inc. (The)*	6,500	22,750

See Notes to Portfolio of Investments.

424

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
GAMCO Investors, Inc., Class A	3,345	$57,032
GCM Grosvenor, Inc., Class A(x)	12,122	95,643
Hamilton Lane, Inc., Class A	14,480	863,153
Houlihan Lokey, Inc.	19,856	1,496,745
Manning & Napier, Inc.	4,090	50,184
MarketWise, Inc.*	5,323	12,137
Moelis & Co., Class A	25,003	845,351
Open Lending Corp., Class A*	42,626	342,713
Oppenheimer Holdings, Inc., Class A	1,961	60,752
Perella Weinberg Partners	16,167	102,337
Piper Sandler Cos.	6,966	729,619
PJT Partners, Inc., Class A	9,172	612,873
Pzena Investment Management, Inc., Class A	6,076	57,601
Sculptor Capital Management, Inc.	10,434	92,237
Silvercrest Asset Management Group, Inc., Class A	1,844	30,149
StepStone Group, Inc., Class A	19,014	466,033
StoneX Group, Inc.*	6,785	562,748
Value Line, Inc.	1,173	51,495
Victory Capital Holdings, Inc., Class A	6,830	159,207
Virtus Investment Partners, Inc.	2,920	465,798
WisdomTree Investments, Inc.	45,272	211,873

		13,130,761

Consumer Finance (0.6%)
Atlanticus Holdings Corp.(x)*	1,241	32,551
Bread Financial Holdings, Inc.	13,293	418,065
Consumer Portfolio Services, Inc.(x)*	1,756	12,766
Curo Group Holdings Corp.	6,514	26,121
Encore Capital Group, Inc.*	9,774	444,522
Enova International, Inc.*	13,444	393,506
EZCORP, Inc., Class A*	17,746	136,822
FirstCash Holdings, Inc.	15,384	1,128,416
Green Dot Corp., Class A*	21,206	402,490
LendingClub Corp.*	40,024	442,265
LendingTree, Inc.*	4,210	100,451
Moneylion, Inc.(x)*	40,057	35,755
Navient Corp.	43,161	634,035
Nelnet, Inc., Class A	5,872	465,004
NerdWallet, Inc., Class A(x)*	12,631	112,037
Oportun Financial Corp.*	8,724	38,124
OppFi, Inc.(x)*	3,655	8,407
PRA Group, Inc.*	15,378	505,321
PROG Holdings, Inc.*	21,039	315,164
Regional Management Corp.	2,110	59,164
Sunlight Financial Holdings, Inc.(x)*	8,851	10,975
World Acceptance Corp.(x)*	1,642	158,978

		5,880,939

Diversified Financial Services (0.3%)
Alerus Financial Corp.	4,520	99,892
A-Mark Precious Metals, Inc.	6,112	173,520
Banco Latinoamericano de Comercio Exterior SA, Class E	8,969	117,135
Cannae Holdings, Inc.*	29,937	618,498
Compass Diversified Holdings	22,885	413,303
Jackson Financial, Inc., Class A	29,221	810,883
SWK Holdings Corp.(x)*	967	16,439

		2,249,670

Insurance (1.9%)
Ambac Financial Group, Inc.*	17,687	225,509
American Equity Investment Life Holding Co.	30,315	1,130,446
AMERISAFE, Inc.	7,492	350,101
Argo Group International Holdings Ltd.	11,304	217,715
Bright Health Group, Inc.(x)*	85,023	89,274
BRP Group, Inc., Class A*	22,749	599,436
CNO Financial Group, Inc.	44,165	793,645
Crawford & Co., Class A	8,294	47,608
Donegal Group, Inc., Class A	7,520	101,445
eHealth, Inc.*	6,587	25,755
Employers Holdings, Inc.	10,748	370,699
Enstar Group Ltd.*	4,519	766,377
Genworth Financial, Inc., Class A*	212,739	744,587
Goosehead Insurance, Inc., Class A*	7,332	261,313
Greenlight Capital Re Ltd., Class A*	7,890	58,702
HCI Group, Inc.(x)	2,789	109,329
Hippo Holdings, Inc.(x)*	2,720	50,328
Horace Mann Educators Corp.	17,360	612,634
Investors Title Co.	362	51,042
James River Group Holdings Ltd.	14,919	340,302
Kinsale Capital Group, Inc.	8,447	2,157,533
Lemonade, Inc.(x)*	15,674	331,975
MBIA, Inc.*	17,123	157,532
Mercury General Corp.	9,967	283,262
National Western Life Group, Inc., Class A	867	148,084
NI Holdings, Inc.*	4,289	57,301
Oscar Health, Inc., Class A*	37,390	186,576
Palomar Holdings, Inc.*	9,518	796,847
ProAssurance Corp.	22,656	442,019
RLI Corp.	15,822	1,619,856
Root, Inc., Class A(x)*	2,072	16,327
Safety Insurance Group, Inc.	5,868	478,594
Selective Insurance Group, Inc.	23,853	1,941,634
Selectquote, Inc.*	55,833	40,758
SiriusPoint Ltd.*	36,774	182,031
Stewart Information Services Corp.	11,263	491,517
Tiptree, Inc.	8,046	86,575
Trean Insurance Group, Inc.*	5,159	17,541
Trupanion, Inc.(x)*	15,343	911,835
United Fire Group, Inc.	7,314	210,131
Universal Insurance Holdings, Inc.	8,127	80,051

		17,584,226

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT)	4,164	63,709
Angel Oak Mortgage, Inc. (REIT)(x)	2,672	32,011
Apollo Commercial Real Estate Finance, Inc. (REIT)	60,323	500,681
Arbor Realty Trust, Inc. (REIT)	59,618	685,607
Ares Commercial Real Estate Corp. (REIT)	14,097	147,314
ARMOUR Residential REIT, Inc. (REIT)(x)	35,211	171,478
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	65,419	1,526,879
BrightSpire Capital, Inc. (REIT)	36,130	227,980
Broadmark Realty Capital, Inc. (REIT)(x)	57,488	293,764
Chicago Atlantic Real Estate Finance, Inc. (REIT)	1,670	24,065
Chimera Investment Corp. (REIT)(x)	94,873	495,237
Claros Mortgage Trust, Inc. (REIT)(x)	35,643	418,449
Dynex Capital, Inc. (REIT)	10,061	117,211
Ellington Financial, Inc. (REIT)(x)	21,306	242,249
Franklin BSP Realty Trust, Inc. (REIT)(x)	32,372	348,646
Granite Point Mortgage Trust, Inc. (REIT)	15,194	97,849

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	32,379	$969,104
Invesco Mortgage Capital, Inc. (REIT)	12,431	137,984
KKR Real Estate Finance Trust, Inc. (REIT)	17,880	290,550
Ladder Capital Corp. (REIT)	46,037	412,492
MFA Financial, Inc. (REIT)	40,954	318,622
New York Mortgage Trust, Inc. (REIT)(x)	152,119	355,958
Nexpoint Real Estate Finance, Inc. (REIT)	1,492	22,350
Orchid Island Capital, Inc. (REIT)(x)	14,450	118,490
PennyMac Mortgage Investment Trust (REIT)‡	43,394	511,181
Ready Capital Corp. (REIT)	28,309	287,053
Redwood Trust, Inc. (REIT)(x)	48,081	275,985
TPG RE Finance Trust, Inc. (REIT)	23,235	162,645
Two Harbors Investment Corp. (REIT)(x)	141,007	468,143

		9,723,686

Thrifts & Mortgage Finance (1.3%)
Axos Financial, Inc.*	22,149	758,160
Blue Foundry Bancorp(x)*	7,811	87,093
Bridgewater Bancshares, Inc.*	7,868	129,586
Capitol Federal Financial, Inc.	57,161	474,436
Columbia Financial, Inc.*	12,614	266,534
Enact Holdings, Inc.(x)	10,849	240,522
Essent Group Ltd.	39,739	1,385,699
Federal Agricultural Mortgage Corp., Class C	3,439	340,942
Finance of America Cos., Inc., Class A(x)*	4,376	6,476
Flagstar Bancorp, Inc.	21,614	721,908
Greene County Bancorp, Inc.	749	42,895
Hingham Institution For Savings (The)	604	151,670
Home Bancorp, Inc.	2,556	99,658
Home Point Capital, Inc.(x)	1,741	2,681
Kearny Financial Corp.	21,893	232,504
Luther Burbank Corp.	7,607	88,393
Merchants Bancorp	6,166	142,250
Mr Cooper Group, Inc.*	27,811	1,126,345
NMI Holdings, Inc., Class A*	36,402	741,509
Northfield Bancorp, Inc.	16,589	237,389
PennyMac Financial Services, Inc.‡	12,065	517,589
Pioneer Bancorp, Inc.(x)*	3,738	35,586
Provident Bancorp, Inc.	5,466	78,218
Provident Financial Services, Inc.	28,397	553,742
Radian Group, Inc.	63,419	1,223,353
Southern Missouri Bancorp, Inc.	2,096	106,959
Sterling Bancorp, Inc.*	4,928	29,716
TrustCo Bank Corp.	6,863	215,635
Velocity Financial, Inc.*	2,290	24,824
Walker & Dunlop, Inc.	11,626	973,445
Waterstone Financial, Inc.	6,560	106,010
WSFS Financial Corp.	24,881	1,155,971

		12,297,698

Total Financials		145,200,780

Health Care (17.0%)
Biotechnology (7.5%)
2seventy bio, Inc.*	13,024	189,499
4D Molecular Therapeutics, Inc.(x)*	7,552	60,718
Aadi Bioscience, Inc.*	3,854	54,457
ACADIA Pharmaceuticals, Inc.*	48,475	793,051
Adicet Bio, Inc.(x)*	10,979	156,121
ADMA Biologics, Inc.(x)*	49,601	120,530
Aerovate Therapeutics, Inc.(x)*	3,645	60,434
Affimed NV*	53,538	110,288
Agenus, Inc.*	104,036	213,274
Agios Pharmaceuticals, Inc.*	22,823	645,434
Akero Therapeutics, Inc.(x)*	8,765	298,448
Albireo Pharma, Inc.*	8,102	156,855
Alector, Inc.*	21,979	207,921
Alkermes plc*	64,991	1,451,249
Allogene Therapeutics, Inc.(x)*	29,661	320,339
Allovir, Inc.(x)*	10,486	82,735
Alpine Immune Sciences, Inc.(x)*	3,317	23,882
ALX Oncology Holdings, Inc.(x)*	6,441	61,640
Amicus Therapeutics, Inc.*	104,484	1,090,813
AnaptysBio, Inc.(x)*	9,291	237,013
Anavex Life Sciences Corp.(x)*	28,314	292,200
Anika Therapeutics, Inc.*	5,522	131,424
Apellis Pharmaceuticals, Inc.*	35,346	2,414,132
Arbutus Biopharma Corp.(x)*	23,352	44,602
Arcellx, Inc.(x)*	8,793	165,045
Arcturus Therapeutics Holdings, Inc.*	5,680	84,178
Arcus Biosciences, Inc.*	20,403	533,742
Arcutis Biotherapeutics, Inc.*	12,918	246,863
Arrowhead Pharmaceuticals, Inc.*	41,337	1,366,188
Atara Biotherapeutics, Inc.*	34,157	129,113
Aura Biosciences, Inc.*	5,381	97,504
Aurinia Pharmaceuticals, Inc.(x)*	52,082	391,657
Avid Bioservices, Inc.*	24,730	472,838
Avidity Biosciences, Inc.*	18,593	303,624
Beam Therapeutics, Inc.(x)*	24,759	1,179,519
BioCryst Pharmaceuticals, Inc.*	75,341	949,297
Biohaven Pharmaceutical Holding Co. Ltd.*	24,229	3,662,698
Bioxcel Therapeutics, Inc.(x)*	6,430	76,003
Bluebird Bio, Inc.(x)*	18,938	119,878
Blueprint Medicines Corp.*	23,778	1,566,732
Bridgebio Pharma, Inc.*	42,782	425,253
C4 Therapeutics, Inc.*	15,050	131,989
CareDx, Inc.*	21,004	357,488
Caribou Biosciences, Inc.(x)*	23,075	243,441
Catalyst Pharmaceuticals, Inc.*	42,806	549,201
Celldex Therapeutics, Inc.*	17,884	502,719
Celularity, Inc., Class A(x)*	4,231	9,774
Century Therapeutics, Inc.(x)*	5,929	58,638
Cerevel Therapeutics Holdings, Inc.*	21,130	597,134
ChemoCentryx, Inc.*	24,460	1,263,604
Chimerix, Inc.*	20,344	39,264
Chinook Therapeutics, Inc.*	14,674	288,491
Cogent Biosciences, Inc.(x)*	23,082	344,383
Coherus Biosciences, Inc.*	26,680	256,395
Crinetics Pharmaceuticals, Inc.*	19,781	388,499
CTI BioPharma Corp.(x)*	39,175	227,999
Cullinan Oncology, Inc.(x)*	10,453	134,007
Cytokinetics, Inc.*	31,396	1,521,136
Day One Biopharmaceuticals, Inc.(x)*	6,939	138,988
Deciphera Pharmaceuticals, Inc.*	18,284	338,254
Denali Therapeutics, Inc.*	38,484	1,181,074
Design Therapeutics, Inc.(x)*	13,048	218,163
Dynavax Technologies Corp.(x)*	47,536	496,276
Dyne Therapeutics, Inc.*	11,628	147,676
Eagle Pharmaceuticals, Inc.*	4,387	115,905
Editas Medicine, Inc.*	29,465	360,652
Eiger BioPharmaceuticals, Inc.(x)*	11,184	84,216
Emergent BioSolutions, Inc.*	20,011	420,031

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Enanta Pharmaceuticals, Inc.*	8,048	$417,450
Enochian Biosciences, Inc.*	5,366	9,712
EQRx, Inc.(x)*	63,615	314,894
Erasca, Inc.(x)*	25,912	202,114
Fate Therapeutics, Inc.*	33,045	740,538
FibroGen, Inc.*	34,547	449,456
Foghorn Therapeutics, Inc.(x)*	6,475	55,556
Forma Therapeutics Holdings, Inc.*	12,449	248,358
Gelesis Holdings, Inc.(x)*	2,677	2,891
Generation Bio Co.*	17,068	90,631
Geron Corp.*	109,332	255,837
Global Blood Therapeutics, Inc.*	24,786	1,687,927
Gossamer Bio, Inc.(x)*	24,866	297,895
GreenLight Biosciences Holdings PBC(x)*	19,426	45,068
Halozyme Therapeutics, Inc.*	53,196	2,103,370
Heron Therapeutics, Inc.(x)*	25,949	109,505
HilleVax, Inc.(x)*	3,348	57,217
Humacyte, Inc.(x)*	8,556	27,893
Icosavax, Inc.(x)*	6,738	21,292
Ideaya Biosciences, Inc.*	8,518	127,089
IGM Biosciences, Inc.(x)*	5,982	136,031
Imago Biosciences, Inc.(x)*	9,151	137,723
ImmunityBio, Inc.(x)*	45,219	224,738
ImmunoGen, Inc.*	81,460	389,379
Immunovant, Inc.*	24,822	138,507
Inhibrx, Inc.(x)*	12,610	226,349
Inovio Pharmaceuticals, Inc.(x)*	81,430	140,467
Insmed, Inc.*	49,572	1,067,781
Instil Bio, Inc.(x)*	26,816	129,789
Intellia Therapeutics, Inc.*	29,040	1,625,078
Intercept Pharmaceuticals, Inc.(x)*	11,484	160,202
Invivyd, Inc.(x)*	19,006	59,489
Iovance Biotherapeutics, Inc.*	58,556	560,966
Ironwood Pharmaceuticals, Inc.*	54,261	562,144
iTeos Therapeutics, Inc.*	11,418	217,513
IVERIC bio, Inc.*	44,828	804,214
Janux Therapeutics, Inc.*	4,946	66,969
Jounce Therapeutics, Inc.*	9,942	23,264
KalVista Pharmaceuticals, Inc.*	8,566	124,293
Karuna Therapeutics, Inc.*	11,440	2,573,199
Karyopharm Therapeutics, Inc.*	30,575	166,940
Keros Therapeutics, Inc.*	5,528	207,963
Kezar Life Sciences, Inc.*	19,153	164,907
Kiniksa Pharmaceuticals Ltd., Class A*	13,827	177,539
Kinnate Biopharma, Inc.(x)*	7,136	85,275
Kodiak Sciences, Inc.*	14,465	111,959
Kronos Bio, Inc.*	15,612	52,300
Krystal Biotech, Inc.*	7,506	523,168
Kura Oncology, Inc.*	26,531	362,413
Kymera Therapeutics, Inc.*	13,194	287,233
Lexicon Pharmaceuticals, Inc.*	20,488	49,171
Ligand Pharmaceuticals, Inc.*	6,003	516,918
Lyell Immunopharma, Inc.(x)*	64,375	471,869
MacroGenics, Inc.*	24,701	85,465
Madrigal Pharmaceuticals, Inc.*	4,481	291,220
MannKind Corp.(x)*	98,956	305,774
MeiraGTx Holdings plc*	12,601	105,974
Mersana Therapeutics, Inc.*	21,047	142,278
MiMedx Group, Inc.(x)*	44,535	127,815
Mirum Pharmaceuticals, Inc.*	6,968	146,398
Monte Rosa Therapeutics, Inc.(x)*	8,051	65,777
Morphic Holding, Inc.*	9,912	280,510
Myriad Genetics, Inc.*	32,443	619,012
Nkarta, Inc.(x)*	12,850	169,106
Nurix Therapeutics, Inc.*	16,175	210,760
Nuvalent, Inc., Class A(x)*	6,906	134,253
Ocugen, Inc.(x)*	76,536	136,234
Organogenesis Holdings, Inc.*	34,154	110,659
Outlook Therapeutics, Inc.(x)*	31,743	38,726
Pardes Biosciences, Inc.*	7,405	13,699
PDL BioPharma, Inc.(r)(x)*	24,135	11,079
PepGen, Inc.*	2,608	23,681
PMV Pharmaceuticals, Inc.(x)*	16,107	191,673
Point Biopharma Global, Inc.(x)*	24,153	186,703
Praxis Precision Medicines, Inc.*	9,574	21,733
Precigen, Inc.(x)*	54,818	116,214
Prometheus Biosciences, Inc.*	11,731	692,246
Protagonist Therapeutics, Inc.*	17,446	147,070
Prothena Corp. plc*	15,252	924,729
PTC Therapeutics, Inc.*	27,556	1,383,311
Rallybio Corp.(x)*	5,043	72,972
RAPT Therapeutics, Inc.*	10,311	248,083
Recursion Pharmaceuticals, Inc., Class A(x)*	50,348	535,703
REGENXBIO, Inc.*	16,695	441,249
Relay Therapeutics, Inc.*	28,530	638,216
Replimune Group, Inc.*	11,905	205,599
REVOLUTION Medicines, Inc.*	23,841	470,145
Rigel Pharmaceuticals, Inc.*	47,613	56,183
Rocket Pharmaceuticals, Inc.*	15,768	251,657
Sage Therapeutics, Inc.*	20,248	792,912
Sana Biotechnology, Inc.(x)*	34,535	207,210
Sangamo Therapeutics, Inc.*	49,704	243,550
Seres Therapeutics, Inc.*	26,596	170,746
Sorrento Therapeutics, Inc.(x)*	139,192	218,531
SpringWorks Therapeutics, Inc.*	12,983	370,405
Stoke Therapeutics, Inc.*	8,819	113,236
Sutro Biopharma, Inc.*	12,083	67,061
Syndax Pharmaceuticals, Inc.*	18,578	446,429
Talaris Therapeutics, Inc.*	5,402	14,207
Tango Therapeutics, Inc.(x)*	12,387	44,841
Tenaya Therapeutics, Inc.(x)*	7,967	23,104
TG Therapeutics, Inc.*	54,227	321,024
Travere Therapeutics, Inc.*	23,595	581,381
Twist Bioscience Corp.*	21,884	771,192
Tyra Biosciences, Inc.(x)*	2,930	25,755
Vanda Pharmaceuticals, Inc.*	21,889	216,263
Vaxart, Inc.(x)*	49,506	107,923
Vaxcyte, Inc.*	19,806	475,344
VBI Vaccines, Inc.(x)*	88,012	62,119
Vera Therapeutics, Inc.(x)*	3,813	81,255
Veracyte, Inc.*	27,902	463,173
Vericel Corp.*	19,957	463,002
Verve Therapeutics, Inc.(x)*	15,881	545,512
Vir Biotechnology, Inc.(x)*	27,291	526,170
Viridian Therapeutics, Inc.(x)*	6,948	142,503
VistaGen Therapeutics, Inc.*	57,584	8,759
Xencor, Inc.*	23,656	614,583
Y-mAbs Therapeutics, Inc.*	13,368	192,767
Zentalis Pharmaceuticals, Inc.*	15,918	344,784

		69,470,678

Health Care Equipment & Supplies (3.8%)
Alphatec Holdings, Inc.*	27,005	236,024
AngioDynamics, Inc.*	15,152	310,010
Artivion, Inc.*	15,963	220,928
AtriCure, Inc.*	17,785	695,394
Atrion Corp.	591	333,915
Avanos Medical, Inc.*	20,295	442,025
Axogen, Inc.*	15,680	186,906
Axonics, Inc.*	17,771	1,251,789
BioLife Solutions, Inc.*	12,114	275,594
Bioventus, Inc., Class A(x)*	14,812	103,684

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Butterfly Network, Inc.(x)*	59,659	$280,397
Cardiovascular Systems, Inc.*	15,932	220,818
Cerus Corp.*	73,560	264,816
CONMED Corp.	11,265	903,115
CryoPort, Inc.*	17,192	418,797
Cue Health, Inc.(x)*	41,824	125,890
Cutera, Inc.(x)*	6,899	314,594
Embecta Corp.	21,949	631,912
Figs, Inc., Class A(x)*	49,281	406,568
Glaukos Corp.*	18,602	990,371
Haemonetics Corp.*	19,955	1,477,269
Heska Corp.*	3,970	289,492
Inari Medical, Inc.*	18,788	1,364,760
Inogen, Inc.*	7,926	192,443
Inspire Medical Systems, Inc.*	10,695	1,896,972
Integer Holdings Corp.*	12,833	798,598
iRadimed Corp.	4,340	130,460
iRhythm Technologies, Inc.*	11,560	1,448,237
Lantheus Holdings, Inc.*	26,430	1,858,822
LeMaitre Vascular, Inc.	6,865	347,918
LivaNova plc*	20,883	1,060,230
Meridian Bioscience, Inc.*	17,728	558,964
Merit Medical Systems, Inc.*	21,351	1,206,545
Mesa Laboratories, Inc.	2,181	307,150
Nano-X Imaging Ltd.(x)*	11,308	129,703
Neogen Corp.*	42,811	598,070
Nevro Corp.*	14,142	659,017
NuVasive, Inc.*	20,541	899,901
Omnicell, Inc.*	17,345	1,509,535
OraSure Technologies, Inc.*	20,039	75,948
Orthofix Medical, Inc.*	7,800	149,058
OrthoPediatrics Corp.*	4,926	227,286
Outset Medical, Inc.*	18,998	302,638
Owlet, Inc.(x)*	4,473	4,786
Paragon 28, Inc.(x)*	17,550	312,741
PROCEPT BioRobotics Corp.(x)*	9,015	373,762
Pulmonx Corp.(x)*	12,587	209,699
RxSight, Inc.*	4,888	58,656
SeaSpine Holdings Corp.*	14,149	80,366
Senseonics Holdings, Inc.(x)*	170,980	225,694
Shockwave Medical, Inc.*	13,686	3,805,666
SI-BONE, Inc.*	13,173	230,001
Sight Sciences, Inc.(x)*	6,224	39,522
Silk Road Medical, Inc.*	14,870	669,150
STAAR Surgical Co.*	19,086	1,346,517
Surmodics, Inc.*	4,869	148,018
Tactile Systems Technology, Inc.*	7,743	60,318
Tenon Medical, Inc.*	876	1,148
TransMedics Group, Inc.*	9,883	412,516
Treace Medical Concepts, Inc.*	11,582	255,615
UFP Technologies, Inc.*	2,629	225,673
Utah Medical Products, Inc.	1,455	124,126
Varex Imaging Corp.*	15,038	317,903
Vicarious Surgical, Inc.(x)*	14,190	47,537
ViewRay, Inc.*	58,361	212,434
Zimvie, Inc.*	5,401	53,308
Zynex, Inc.(x)	6,518	59,118

		35,376,837

Health Care Providers & Services (2.9%)
1Life Healthcare, Inc.*	69,695	1,195,269
23andMe Holding Co.(x)*	83,389	238,493
Accolade, Inc.*	20,793	237,456
AdaptHealth Corp.*	29,410	552,320
Addus HomeCare Corp.*	6,691	637,251
Agiliti, Inc.(x)*	13,537	193,714
AirSculpt Technologies, Inc.	1,847	11,876
Alignment Healthcare, Inc.*	34,589	409,534
AMN Healthcare Services, Inc.*	17,297	1,832,790
Apollo Medical Holdings, Inc.(x)*	15,105	589,095
ATI Physical Therapy, Inc.(x)*	18,300	18,300
Aveanna Healthcare Holdings, Inc.*	27,084	40,626
Brookdale Senior Living, Inc.*	79,478	339,371
Cano Health, Inc.*	62,368	540,731
CareMax, Inc.*	15,438	109,455
Castle Biosciences, Inc.*	8,673	226,192
Clover Health Investments Corp.(x)*	147,879	251,394
Community Health Systems, Inc.*	46,724	100,457
CorVel Corp.*	3,623	501,532
Covetrus, Inc.*	45,044	940,519
Cross Country Healthcare, Inc.*	12,840	364,271
DocGo, Inc.(x)*	31,482	312,301
Ensign Group, Inc. (The)	20,783	1,652,248
Fulgent Genetics, Inc.*	8,313	316,892
Hanger, Inc.*	13,854	259,347
HealthEquity, Inc.*	32,821	2,204,587
Hims & Hers Health, Inc.*	50,635	282,543
Innovage Holding Corp.(x)*	8,318	48,910
Invitae Corp.(x)*	82,475	202,888
Joint Corp. (The)*	5,592	87,850
LHC Group, Inc.*	11,613	1,900,584
LifeStance Health Group, Inc.(x)*	29,931	198,143
ModivCare, Inc.*	5,263	524,616
National HealthCare Corp.	4,915	311,316
National Research Corp.	6,112	243,258
Oncology Institute, Inc. (The)(x)*	4,746	21,974
OPKO Health, Inc.*	168,440	318,352
Option Care Health, Inc.*	60,690	1,909,914
Owens & Minor, Inc.	28,039	675,740
P3 Health Partners, Inc.(x)*	7,586	35,047
Patterson Cos., Inc.	32,580	782,572
Pediatrix Medical Group, Inc.*	32,443	535,634
Pennant Group, Inc. (The)*	10,962	114,114
PetIQ, Inc.*	10,699	73,823
Privia Health Group, Inc.*	16,583	564,817
Progyny, Inc.*	28,433	1,053,727
R1 RCM, Inc.*	56,006	1,037,791
RadNet, Inc.*	17,301	352,075
Select Medical Holdings Corp.	41,558	918,432
Sema4 Holdings Corp.(x)*	42,200	37,031
Surgery Partners, Inc.*	15,446	361,436
US Physical Therapy, Inc.	5,462	415,221

		27,083,829

Health Care Technology (0.6%)
Allscripts Healthcare Solutions, Inc.*	43,854	667,896
American Well Corp., Class A*	86,663	311,120
Babylon Holdings Ltd., Class A(x)*	28,071	13,258
Computer Programs and Systems, Inc.*	6,547	182,530
Convey Health Solutions Holdings, Inc.(x)*	6,577	69,124
Evolent Health, Inc., Class A*	31,867	1,144,981
Health Catalyst, Inc.*	19,788	191,944
HealthStream, Inc.*	9,865	209,730
Multiplan Corp.(x)*	147,725	422,494
NextGen Healthcare, Inc.*	22,557	399,259
Nutex Health, Inc.(x)*	30,314	45,471
OptimizeRx Corp.*	6,214	92,092
Phreesia, Inc.*	19,996	509,498
Schrodinger, Inc.*	20,489	511,815
Sharecare, Inc.(x)*	78,934	149,975
Simulations Plus, Inc.	6,163	299,152

		5,220,339

Life Sciences Tools & Services (0.6%)
AbCellera Biologics, Inc.(x)*	80,400	795,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Absci Corp.(x)*	15,493	$48,493
Adaptive Biotechnologies Corp.*	43,231	307,805
Akoya Biosciences, Inc.*	4,111	48,304
Alpha Teknova, Inc.*	1,799	6,009
Berkeley Lights, Inc.*	19,652	56,205
Bionano Genomics, Inc.(x)*	113,813	208,278
Codexis, Inc.(x)*	22,875	138,622
Cytek Biosciences, Inc.(x)*	42,240	621,773
Inotiv, Inc.(x)*	4,856	81,824
MaxCyte, Inc.(x)*	27,847	181,005
Medpace Holdings, Inc.*	10,527	1,654,529
NanoString Technologies, Inc.*	18,842	240,612
Nautilus Biotechnology, Inc.(x)*	12,585	26,680
NeoGenomics, Inc.*	46,199	397,773
Pacific Biosciences of California, Inc.(x)*	87,908	510,306
Quanterix Corp.*	11,949	131,678
Quantum-Si, Inc.(x)*	24,302	66,831
Science 37 Holdings, Inc.(x)*	16,631	26,776
Seer, Inc.*	19,696	152,447
Singular Genomics Systems, Inc.(x)*	13,127	32,817
SomaLogic, Inc.(x)*	57,847	167,756

		5,901,679

Pharmaceuticals (1.6%)
Aclaris Therapeutics, Inc.*	24,029	378,216
Aerie Pharmaceuticals, Inc.*	16,726	253,064
Amneal Pharmaceuticals, Inc.*	48,472	97,913
Amphastar Pharmaceuticals, Inc.*	14,314	402,223
Amylyx Pharmaceuticals, Inc.*	12,341	347,399
AN2 Therapeutics, Inc.(x)*	1,259	21,881
ANI Pharmaceuticals, Inc.*	2,883	92,660
Arvinas, Inc.*	18,697	831,830
Atea Pharmaceuticals, Inc.*	30,802	175,263
Athira Pharma, Inc.(x)*	9,815	29,151
Axsome Therapeutics, Inc.*	10,810	482,342
Cara Therapeutics, Inc.*	17,868	167,244
Cassava Sciences, Inc.(x)*	15,484	647,541
CinCor Pharma, Inc.*	6,675	219,074
Collegium Pharmaceutical, Inc.*	15,493	248,198
Corcept Therapeutics, Inc.*	33,162	850,274
DICE Therapeutics, Inc.(x)*	12,293	249,302
Edgewise Therapeutics, Inc.(x)*	12,843	126,375
Esperion Therapeutics, Inc.(x)*	19,797	132,640
Evolus, Inc.*	9,855	79,333
EyePoint Pharmaceuticals, Inc.(x)*	6,943	54,919
Fulcrum Therapeutics, Inc.(x)*	12,619	102,088
Harmony Biosciences Holdings, Inc.*	9,530	422,084
Innoviva, Inc.*	24,287	281,972
Intra-Cellular Therapies, Inc.*	35,608	1,656,840
Liquidia Corp.(x)*	12,660	68,870
Nektar Therapeutics*	69,964	223,885
NGM Biopharmaceuticals, Inc.*	14,873	194,539
Nuvation Bio, Inc.(x)*	51,344	115,011
Ocular Therapeutix, Inc.*	26,261	108,983
Pacira BioSciences, Inc.*	17,508	931,251
Phathom Pharmaceuticals, Inc.(x)*	8,132	90,103
Phibro Animal Health Corp., Class A	8,197	108,938
Prestige Consumer Healthcare, Inc.*	19,430	968,197
Provention Bio, Inc.(x)*	22,455	101,048
Reata Pharmaceuticals, Inc., Class A(x)*	11,209	281,682
Relmada Therapeutics, Inc.*	9,222	341,398
Revance Therapeutics, Inc.*	28,161	760,347
SIGA Technologies, Inc.(x)	17,494	180,188
Supernus Pharmaceuticals, Inc.*	21,989	744,328
Tarsus Pharmaceuticals, Inc.(x)*	4,912	84,093
Theravance Biopharma, Inc.*	21,397	216,966
Theseus Pharmaceuticals, Inc.(x)*	2,542	14,744
Tricida, Inc.(x)*	8,919	93,471
Ventyx Biosciences, Inc.(x)*	9,530	332,692
Xeris Biopharma Holdings, Inc.*	35,656	55,623

		14,366,183

Total Health Care		157,419,545

Industrials (13.4%)
Aerospace & Defense (0.8%)
AAR Corp.*	13,882	497,253
Aerojet Rocketdyne Holdings, Inc.*	30,475	1,218,695
AeroVironment, Inc.*	9,565	797,338
AerSale Corp.(x)*	5,318	98,596
Archer Aviation, Inc., Class A(x)*	33,475	87,370
Astra Space, Inc.(x)*	38,794	23,703
Astronics Corp.*	7,056	55,460
Cadre Holdings, Inc.(x)	5,146	123,813
Ducommun, Inc.*	3,032	120,249
Kaman Corp.	11,017	307,705
Kratos Defense & Security Solutions, Inc.*	53,699	545,582
Maxar Technologies, Inc.	29,548	553,139
Momentus, Inc.(x)*	13,988	19,164
Moog, Inc., Class A	11,135	783,347
National Presto Industries, Inc.	1,426	92,761
Park Aerospace Corp.	5,706	62,994
Parsons Corp.*	12,301	482,199
Redwire Corp.(x)*	8,370	19,921
Rocket Lab USA, Inc.*	82,686	336,532
Terran Orbital Corp.(x)*	5,983	10,590
Triumph Group, Inc.*	24,256	208,359
V2X, Inc.*	3,212	113,705
Virgin Galactic Holdings, Inc.(x)*	88,668	417,626

		6,976,101

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	24,905	599,961
Atlas Air Worldwide Holdings, Inc.(x)*	10,927	1,044,293
Forward Air Corp.	10,904	984,195
Hub Group, Inc., Class A*	12,704	876,322
Radiant Logistics, Inc.*	11,743	66,818

		3,571,589

Airlines (0.3%)
Allegiant Travel Co.*	5,933	432,990
Blade Air Mobility, Inc.(x)*	14,856	59,870
Frontier Group Holdings, Inc.(x)*	10,404	100,919
Hawaiian Holdings, Inc.*	20,281	266,695
Joby Aviation, Inc.(x)*	97,546	422,374
SkyWest, Inc.*	20,301	330,094
Spirit Airlines, Inc.	43,729	822,980
Sun Country Airlines Holdings, Inc.(x)*	12,085	164,477
Wheels Up Experience, Inc.*	41,365	47,570

		2,647,969

Building Products (1.2%)
AAON, Inc.	16,706	900,119
American Woodmark Corp.*	7,113	311,976
Apogee Enterprises, Inc.	8,292	316,920
Caesarstone Ltd.	6,303	58,681
CSW Industrials, Inc.	6,134	734,853
Gibraltar Industries, Inc.*	14,499	593,444
Griffon Corp.	19,228	567,611
Insteel Industries, Inc.	7,431	197,144
Janus International Group, Inc.*	30,731	274,121
JELD-WEN Holding, Inc.*	33,800	295,750
Masonite International Corp.*	9,250	659,432

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
PGT Innovations, Inc.*	22,606	$473,822
Quanex Building Products Corp.	12,310	223,550
Resideo Technologies, Inc.*	59,142	1,127,247
Simpson Manufacturing Co., Inc.	16,614	1,302,538
UFP Industries, Inc.	23,700	1,710,192
View, Inc.(x)*	27,342	36,638
Zurn Elkay Water Solutions Corp.	49,231	1,206,159

		10,990,197

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	26,010	994,362
ACCO Brands Corp.	33,523	164,263
ACV Auctions, Inc., Class A*	43,677	314,038
Aris Water Solution, Inc., Class A	8,023	102,373
Brady Corp., Class A	17,561	732,820
BrightView Holdings, Inc.*	14,328	113,764
Brink’s Co. (The)	18,762	908,831
Casella Waste Systems, Inc., Class A*	19,274	1,472,341
Cimpress plc*	6,200	151,776
CompX International, Inc.	801	13,008
CoreCivic, Inc. (REIT)*	48,114	425,328
Deluxe Corp.	17,705	294,788
Ennis, Inc.	7,113	143,185
GEO Group, Inc. (The)(x)*	47,331	364,449
Harsco Corp.*	32,535	121,681
Healthcare Services Group, Inc.	32,598	394,110
Heritage-Crystal Clean, Inc.*	5,308	156,958
HNI Corp.	16,836	446,322
Interface, Inc.	18,651	167,672
KAR Auction Services, Inc.*	44,924	501,801
Kimball International, Inc., Class B	10,064	63,303
Li-Cycle Holdings Corp.(x)*	51,068	271,682
Matthews International Corp., Class A	11,354	254,443
MillerKnoll, Inc.	29,560	461,136
Montrose Environmental Group, Inc.*	10,244	344,711
NL Industries, Inc.	5,356	41,402
Pitney Bowes, Inc.	62,379	145,343
Quad/Graphics, Inc.*	8,851	22,659
SP Plus Corp.*	9,148	286,515
Steelcase, Inc., Class A	35,094	228,813
UniFirst Corp.	5,674	954,537
Viad Corp.*	6,959	219,765
VSE Corp.	2,950	104,430

		11,382,609

Construction & Engineering (1.3%)
Ameresco, Inc., Class A*	12,623	839,177
API Group Corp.*	79,445	1,054,235
Arcosa, Inc.	18,670	1,067,551
Argan, Inc.	4,598	147,918
Comfort Systems USA, Inc.	13,697	1,333,129
Concrete Pumping Holdings, Inc.*	9,180	59,211
Construction Partners, Inc., Class A*	14,598	382,905
Dycom Industries, Inc.*	11,932	1,139,864
EMCOR Group, Inc.	19,242	2,222,066
Fluor Corp.*	55,146	1,372,584
Granite Construction, Inc.	18,508	469,918
Great Lakes Dredge & Dock Corp.*	25,649	194,419
IES Holdings, Inc.*	3,232	89,268
Infrastructure and Energy Alternatives, Inc.*	7,644	103,500
MYR Group, Inc.*	6,655	563,878
Northwest Pipe Co.*	2,698	75,814
NV5 Global, Inc.*	5,291	655,132
Primoris Services Corp.	20,832	338,520
Sterling Infrastructure, Inc.*	11,053	237,308
Tutor Perini Corp.*	11,499	63,474

		12,409,871

Electrical Equipment (1.3%)
Allied Motion Technologies, Inc.	3,526	100,914
Array Technologies, Inc.*	57,159	947,696
Atkore, Inc.*	16,384	1,274,839
AZZ, Inc.	11,189	408,510
Babcock & Wilcox Enterprises, Inc.*	15,469	98,692
Blink Charging Co.(x)*	15,823	280,384
Bloom Energy Corp., Class A*	65,477	1,308,885
Encore Wire Corp.	7,690	888,503
Energy Vault Holdings, Inc.(x)*	17,006	89,792
EnerSys	16,706	971,788
Enovix Corp.(x)*	42,152	772,857
ESS Tech, Inc.*	21,566	88,205
Fluence Energy, Inc.(x)*	9,577	139,728
FTC Solar, Inc.(x)*	11,405	33,759
FuelCell Energy, Inc.(x)*	146,075	498,116
GrafTech International Ltd.	72,463	312,316
Heliogen, Inc.(x)*	24,362	45,313
NuScale Power Corp.(x)*	14,304	167,071
Powell Industries, Inc.	2,538	53,501
Preformed Line Products Co.	822	58,485
Shoals Technologies Group, Inc., Class A*	43,462	936,606
Stem, Inc.*	55,797	744,332
SunPower Corp.(x)*	32,500	748,800
Thermon Group Holdings, Inc.*	9,185	141,541
TPI Composites, Inc.*	14,300	161,304
Vicor Corp.*	8,986	531,432

		11,803,369

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	6,157	136,070

Machinery (3.3%)
Alamo Group, Inc.	4,071	497,761
Albany International Corp., Class A	12,141	957,075
Altra Industrial Motion Corp.	26,116	878,020
Astec Industries, Inc.	9,273	289,225
Barnes Group, Inc.	18,944	547,103
Berkshire Grey, Inc.(x)*	17,500	29,750
Blue Bird Corp.*	4,967	41,475
Chart Industries, Inc.*	14,172	2,612,608
CIRCOR International, Inc.*	5,132	84,627
Columbus McKinnon Corp.	11,650	304,764
Desktop Metal, Inc., Class A(x)*	102,246	264,817
Douglas Dynamics, Inc.	8,596	240,860
Energy Recovery, Inc.*	19,238	418,234
Enerpac Tool Group Corp.(x)*	23,859	425,406
EnPro Industries, Inc.	8,785	746,549
ESCO Technologies, Inc.	10,078	740,128
Evoqua Water Technologies Corp.*	45,299	1,498,038
Fathom Digital Manufacturing C(x)*	2,742	5,566
Federal Signal Corp.	24,395	910,422
Franklin Electric Co., Inc.	17,882	1,461,138
Gorman-Rupp Co. (The)	7,966	189,511
Greenbrier Cos., Inc. (The)	12,565	304,953
Helios Technologies, Inc.	13,273	671,614
Hillenbrand, Inc.	27,223	999,629
Hillman Solutions Corp.*	51,330	387,028
Hydrofarm Holdings Group, Inc.(x)*	16,165	31,360
Hyliion Holdings Corp.(x)*	32,259	92,583
Hyster-Yale Materials Handling, Inc.	2,784	59,884
Hyzon Motors, Inc.(x)*	23,437	39,843
John Bean Technologies Corp.	12,668	1,089,448
Kadant, Inc.	4,567	761,821

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Kennametal, Inc.	31,825	$654,959
Lightning eMotors, Inc.(x)*	10,404	16,126
Lindsay Corp.	4,550	651,924
Luxfer Holdings plc	7,277	105,517
Manitowoc Co., Inc. (The)*	9,193	71,246
Markforged Holding Corp.(x)*	28,988	57,396
Microvast Holdings, Inc.(x)*	45,851	82,990
Miller Industries, Inc.	3,346	71,236
Mueller Industries, Inc.	21,045	1,250,915
Mueller Water Products, Inc., Class A	64,802	665,517
Nikola Corp.(x)*	113,719	400,291
Omega Flex, Inc.(x)	1,165	107,902
Proterra, Inc.(x)*	85,456	425,571
Proto Labs, Inc.*	11,393	415,047
RBC Bearings, Inc.*	11,073	2,301,080
REV Group, Inc.	12,199	134,555
Sarcos Technology and Robotics Corp.(x)*	29,332	65,117
Shyft Group, Inc. (The)	15,088	308,248
SPX Technologies, Inc.*	17,138	946,360
Standex International Corp.	4,834	394,696
Tennant Co.	7,993	452,084
Terex Corp.	26,499	788,080
Titan International, Inc.*	20,336	246,879
Trinity Industries, Inc.	32,800	700,280
Velo3D, Inc.(x)*	17,111	67,417
Wabash National Corp.	18,156	282,507
Watts Water Technologies, Inc., Class A	10,899	1,370,331
Xos, Inc.(x)*	13,954	16,745

		30,632,256

Marine (0.2%)
Costamare, Inc.	21,011	188,048
Eagle Bulk Shipping, Inc.(x)	4,853	209,553
Eneti, Inc.	5,731	38,226
Genco Shipping & Trading Ltd.	12,952	162,289
Golden Ocean Group Ltd.	47,316	353,450
Matson, Inc.	15,014	923,661
Safe Bulkers, Inc.	17,016	42,030

		1,917,257

Professional Services (1.5%)
Alight, Inc., Class A*	131,364	962,898
ASGN, Inc.*	19,026	1,719,380
Atlas Technical Consultants, Inc.(x)*	3,832	25,483
Barrett Business Services, Inc.	1,842	143,676
CBIZ, Inc.*	18,868	807,173
CRA International, Inc.	2,011	178,456
Exponent, Inc.	20,194	1,770,408
First Advantage Corp.*	21,840	280,207
Forrester Research, Inc.*	3,645	131,256
Franklin Covey Co.*	3,509	159,273
Heidrick & Struggles International, Inc.	7,703	200,201
HireRight Holdings Corp.(x)*	11,150	170,149
Huron Consulting Group, Inc.*	8,797	582,801
ICF International, Inc.	7,635	832,368
Insperity, Inc.	14,402	1,470,300
Kelly Services, Inc., Class A	12,722	172,892
Kforce, Inc.	8,020	470,373
Korn Ferry	21,341	1,001,960
Legalzoom.com, Inc.(x)*	37,996	325,626
Planet Labs PBC(x)*	60,090	326,289
Red Violet, Inc.(x)*	2,299	39,819
Resources Connection, Inc.	8,711	157,408
Skillsoft Corp.(x)*	21,242	38,873
Spire Global, Inc.(x)*	31,024	33,506
Sterling Check Corp.(x)*	7,607	134,187
TriNet Group, Inc.*	15,026	1,070,152
TrueBlue, Inc.*	12,732	242,926
Upwork, Inc.*	48,185	656,280
Willdan Group, Inc.*	3,350	49,613

		14,153,933

Road & Rail (0.5%)
ArcBest Corp.	9,370	681,480
Bird Global, Inc., Class A(x)*	57,895	20,431
Covenant Logistics Group, Inc.	2,606	74,792
Daseke, Inc.*	10,454	56,556
Heartland Express, Inc.	15,513	221,991
Marten Transport Ltd.	22,163	424,643
PAM Transportation Services, Inc.*	1,976	61,177
Saia, Inc.*	10,240	1,945,600
TuSimple Holdings, Inc., Class A(x)*	54,440	413,744
Universal Logistics Holdings, Inc.	2,934	93,067
Werner Enterprises, Inc.	23,376	878,938

		4,872,419

Trading Companies & Distributors (1.4%)
Alta Equipment Group, Inc.	4,701	51,758
Applied Industrial Technologies, Inc.	14,979	1,539,542
Beacon Roofing Supply, Inc.*	20,879	1,142,499
BlueLinx Holdings, Inc.*	3,383	210,084
Boise Cascade Co.	14,879	884,705
Custom Truck One Source, Inc.(x)*	25,825	150,560
Distribution Solutions Group, Inc.*	1,941	54,678
DXP Enterprises, Inc.*	3,768	89,226
GATX Corp.	14,416	1,227,522
Global Industrial Co.	4,949	132,782
GMS, Inc.*	16,240	649,762
H&E Equipment Services, Inc.	13,635	386,416
Herc Holdings, Inc.	10,056	1,044,617
Hudson Technologies, Inc.*	11,242	82,629
Karat Packaging, Inc.*	1,102	17,621
McGrath RentCorp	10,218	856,881
MRC Global, Inc.*	31,937	229,627
NOW, Inc.*	43,902	441,215
Rush Enterprises, Inc., Class A	16,705	732,681
Rush Enterprises, Inc., Class B	2,052	98,312
Textainer Group Holdings Ltd.	16,853	452,672
Titan Machinery, Inc.*	5,246	148,252
Transcat, Inc.*	2,090	158,192
Triton International Ltd.	24,422	1,336,616
Veritiv Corp.*	5,419	529,816

		12,648,665

Total Industrials		124,142,305

Information Technology (11.7%)
Communications Equipment (0.8%)
ADTRAN Holdings, Inc.	27,418	536,844
Aviat Networks, Inc.*	2,333	63,878
Calix, Inc.*	21,639	1,323,009
Cambium Networks Corp.*	2,726	46,124
Casa Systems, Inc.(x)*	9,821	30,740
Clearfield, Inc.*	4,547	475,798
CommScope Holding Co., Inc.*	79,080	728,327
Comtech Telecommunications Corp.	7,020	70,270
Digi International, Inc.*	13,777	476,271
DZS, Inc.*	5,068	57,268
Extreme Networks, Inc.*	51,344	671,066
Harmonic, Inc.*	35,900	469,213
Infinera Corp.*	73,237	354,467
Inseego Corp.(x)*	25,491	52,766
NETGEAR, Inc.*	8,175	163,827
NetScout Systems, Inc.*	26,506	830,168

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Ondas Holdings, Inc.(x)*	8,876	$32,841
Ribbon Communications, Inc.*	21,498	47,726
Viavi Solutions, Inc.*	87,947	1,147,708

		7,578,311

Electronic Equipment, Instruments & Components (2.1%)
908 Devices, Inc.(x)*	5,833	95,953
Advanced Energy Industries, Inc.	15,224	1,178,490
Aeva Technologies, Inc.(x)*	53,169	99,426
AEye, Inc.(x)*	11,536	12,805
Akoustis Technologies, Inc.(x)*	13,248	39,347
Arlo Technologies, Inc.*	33,534	155,598
Badger Meter, Inc.	11,318	1,045,670
Belden, Inc.	16,549	993,271
Benchmark Electronics, Inc.	13,794	341,815
Cepton, Inc.*	2,112	4,139
CTS Corp.	13,473	561,150
ePlus, Inc.*	11,386	472,974
Evolv Technologies Holdings, Inc.(x)*	21,955	46,545
Fabrinet*	14,314	1,366,271
FARO Technologies, Inc.*	6,745	185,083
Focus Universal, Inc.(x)*	4,587	43,026
Identiv, Inc.*	6,106	76,569
Insight Enterprises, Inc.*	12,567	1,035,646
Itron, Inc.*	19,208	808,849
Kimball Electronics, Inc.*	6,405	109,846
Knowles Corp.*	36,385	442,805
Lightwave Logic, Inc.(x)*	43,090	316,281
Methode Electronics, Inc.	14,334	532,508
MicroVision, Inc.(x)*	65,566	236,693
Mirion Technologies, Inc.(x)*	52,240	390,233
Napco Security Technologies, Inc.*	11,972	348,146
nLight, Inc.*	16,847	159,204
Novanta, Inc.*	14,132	1,634,366
OSI Systems, Inc.*	6,012	433,225
Ouster, Inc.(x)*	35,552	34,251
PAR Technology Corp.(x)*	9,338	275,751
PC Connection, Inc.	3,890	175,400
Plexus Corp.*	10,836	948,800
Rogers Corp.*	7,209	1,743,713
Sanmina Corp.*	22,968	1,058,365
ScanSource, Inc.*	9,946	262,674
SmartRent, Inc.(x)*	41,878	95,063
TTM Technologies, Inc.*	42,139	555,392
Velodyne Lidar, Inc.(x)*	51,973	49,224
Vishay Intertechnology, Inc.	53,624	953,971
Vishay Precision Group, Inc.*	4,298	127,178

		19,445,716

IT Services (1.9%)
AvidXchange Holdings, Inc.*	56,687	477,305
BigCommerce Holdings, Inc.*	23,575	348,910
Brightcove, Inc.*	12,056	75,953
Cantaloupe, Inc.*	16,239	56,512
Cass Information Systems, Inc.	4,589	159,192
Cerberus Cyber Sentinel Corp.*	12,401	36,583
Conduent, Inc.*	65,641	219,241
Core Scientific, Inc.(x)*	71,986	93,582
CSG Systems International, Inc.	12,386	654,972
Cyxtera Technologies, Inc.(x)*	16,712	68,185
DigitalOcean Holdings, Inc.(x)*	27,809	1,005,851
Edgio, Inc.*	34,826	96,816
Evertec, Inc.	23,125	724,969
Evo Payments, Inc., Class A*	18,542	617,449
ExlService Holdings, Inc.*	12,622	1,859,978
Fastly, Inc., Class A*	43,573	399,129
Flywire Corp.*	23,070	529,687
Grid Dynamics Holdings, Inc.*	17,966	336,503
Hackett Group, Inc. (The)	7,745	137,241
I3 Verticals, Inc., Class A*	8,027	160,781
IBEX Holdings Ltd.*	1,805	33,519
Information Services Group, Inc.	8,909	42,407
International Money Express, Inc.*	12,614	287,473
Marqeta, Inc., Class A*	168,964	1,203,024
Maximus, Inc.	23,238	1,344,783
MoneyGram International, Inc.*	35,456	368,742
Paya Holdings, Inc.*	31,862	194,677
Payoneer Global, Inc.*	84,655	512,163
Paysafe Ltd.(x)*	132,118	182,323
Perficient, Inc.*	12,989	844,545
PFSweb, Inc.*	4,317	40,234
Priority Technology Holdings, Inc.(x)*	2,281	10,287
Rackspace Technology, Inc.(x)*	23,202	94,664
Remitly Global, Inc.*	35,452	394,226
Repay Holdings Corp.*	33,511	236,588
Sabre Corp.*	126,741	652,716
SolarWinds Corp.*	18,254	141,468
Squarespace, Inc., Class A(x)*	12,262	261,916
StoneCo Ltd., Class A*	108,043	1,029,650
TTEC Holdings, Inc.	7,652	339,060
Tucows, Inc., Class A(x)*	2,846	106,469
Unisys Corp.*	28,740	216,987
Verra Mobility Corp.*	60,911	936,202

		17,532,962

Semiconductors & Semiconductor Equipment (2.2%)
ACM Research, Inc., Class A*	18,419	229,501
Alpha & Omega Semiconductor Ltd.*	8,506	261,645
Ambarella, Inc.*	14,149	794,891
Amkor Technology, Inc.	40,370	688,308
Atomera, Inc.(x)*	5,316	53,851
Axcelis Technologies, Inc.*	12,511	757,666
AXT, Inc.*	12,358	82,799
CEVA, Inc.*	9,186	240,949
Cohu, Inc.*	18,133	467,469
Credo Technology Group Holding Ltd.(x)*	33,238	365,618
CyberOptics Corp.*	1,639	88,145
Diodes, Inc.*	17,118	1,111,129
FormFactor, Inc.*	30,036	752,402
Ichor Holdings Ltd.*	10,781	261,008
Impinj, Inc.*	8,232	658,807
indie Semiconductor, Inc., Class A*	36,796	269,347
Kulicke & Soffa Industries, Inc.	22,934	883,647
MACOM Technology Solutions Holdings, Inc.*	20,563	1,064,958
MaxLinear, Inc.*	29,272	954,853
Onto Innovation, Inc.*	18,969	1,214,964
PDF Solutions, Inc.*	11,928	292,594
Photronics, Inc.*	22,460	328,365
Power Integrations, Inc.	21,946	1,411,567
Rambus, Inc.*	43,134	1,096,466
Rigetti Computing, Inc.(x)*	8,360	15,717
Rockley Photonics Holdings Ltd.(x)*	26,806	19,035
Semtech Corp.*	24,906	732,485
Silicon Laboratories, Inc.*	13,648	1,684,709
SiTime Corp.*	6,207	488,677
SkyWater Technology, Inc.(x)*	2,329	17,817
SMART Global Holdings, Inc.*	17,798	282,454
Synaptics, Inc.*	15,377	1,522,477
Transphorm, Inc.*	5,398	27,152
Ultra Clean Holdings, Inc.*	19,385	499,164
Veeco Instruments, Inc.*	19,610	359,255

		19,979,891

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Software (4.4%)
8x8, Inc.*	49,298	$170,078
A10 Networks, Inc.	23,986	318,294
ACI Worldwide, Inc.*	45,798	957,178
Agilysys, Inc.*	7,507	415,512
Alarm.com Holdings, Inc.*	19,179	1,243,950
Alkami Technology, Inc.(x)*	14,622	220,061
Altair Engineering, Inc., Class A*	21,214	938,083
American Software, Inc., Class A	8,762	134,234
Amplitude, Inc., Class A(x)*	21,672	335,266
Appfolio, Inc., Class A*	7,913	828,649
Appian Corp., Class A*	16,263	664,018
Applied Blockchain, Inc.(x)*	2,190	3,723
Arteris, Inc.(x)*	5,148	34,286
Asana, Inc., Class A(x)*	29,785	662,121
Avaya Holdings Corp.(x)*	34,950	55,571
AvePoint, Inc.(x)*	40,633	162,938
Benefitfocus, Inc.(x)*	7,060	44,831
Blackbaud, Inc.*	18,434	812,202
Blackline, Inc.*	22,309	1,336,309
Blend Labs, Inc., Class A(x)*	49,864	110,199
Box, Inc., Class A*	52,514	1,280,816
BTRS Holdings, Inc., Class 1*	30,299	280,569
C3.ai, Inc., Class A(x)*	24,574	307,175
Cerence, Inc.*	15,586	245,480
ChannelAdvisor Corp.*	9,424	213,548
Cipher Mining, Inc.(x)*	18,118	22,829
Cleanspark, Inc.(x)*	11,121	35,365
Clear Secure, Inc., Class A(x)*	24,242	554,172
CommVault Systems, Inc.*	18,339	972,701
Consensus Cloud Solutions, Inc.*	6,329	299,362
Couchbase, Inc.(x)*	8,748	124,834
CS Disco, Inc.(x)*	9,508	95,080
Cvent Holding Corp.(x)*	20,967	110,077
Digimarc Corp.(x)*	3,342	45,284
Digital Turbine, Inc.*	37,450	539,654
Domo, Inc., Class B*	10,835	194,922
Duck Creek Technologies, Inc.*	29,951	354,919
E2open Parent Holdings, Inc.(x)*	75,267	456,871
Ebix, Inc.(x)	10,506	199,299
eGain Corp.*	6,456	47,452
Enfusion, Inc., Class A(x)*	11,654	143,810
EngageSmart, Inc.*	9,606	198,748
Envestnet, Inc.*	21,774	966,766
Everbridge, Inc.*	15,361	474,348
EverCommerce, Inc.(x)*	12,062	131,838
ForgeRock, Inc., Class A(x)*	10,346	150,327
Greenidge Generation Holdings, Inc.(x)*	2,879	5,758
Instructure Holdings, Inc.(x)*	6,547	145,867
Intapp, Inc.*	6,056	113,066
InterDigital, Inc.	12,749	515,315
IronNet, Inc.(x)*	17,523	12,073
Kaleyra, Inc.(x)*	13,333	12,933
KnowBe4, Inc., Class A*	28,307	589,069
Latch, Inc.(x)*	22,985	21,918
LivePerson, Inc.*	28,676	270,128
LiveRamp Holdings, Inc.*	26,221	476,173
LiveVox Holdings, Inc.(x)*	6,039	17,815
Marathon Digital Holdings, Inc.(x)*	40,098	429,450
Matterport, Inc.(x)*	85,218	322,976
MeridianLink, Inc.(x)*	8,719	141,945
MicroStrategy, Inc., Class A(x)*	3,542	751,825
Mitek Systems, Inc.*	11,959	109,544
Model N, Inc.*	14,974	512,560
Momentive Global, Inc.*	56,477	328,131
N-able, Inc.*	26,169	241,540
NextNav, Inc.(x)*	13,106	35,255
Olo, Inc., Class A*	34,894	275,663
ON24, Inc.*	11,203	98,586
OneSpan, Inc.*	9,618	82,811
PagerDuty, Inc.*	33,174	765,324
Ping Identity Holding Corp.*	30,174	846,984
Progress Software Corp.	19,020	809,301
PROS Holdings, Inc.*	17,640	435,708
Q2 Holdings, Inc.*	22,439	722,536
Qualys, Inc.*	14,975	2,087,365
Rapid7, Inc.*	22,280	955,812
Rimini Street, Inc.*	13,186	61,447
Riot Blockchain, Inc.(x)*	43,034	301,668
Sapiens International Corp. NV	12,215	234,284
SecureWorks Corp., Class A*	6,223	50,095
ShotSpotter, Inc.*	2,532	72,820
Sprout Social, Inc., Class A*	18,205	1,104,679
SPS Commerce, Inc.*	14,385	1,787,049
Sumo Logic, Inc.*	35,221	264,158
Telos Corp.*	20,351	180,920
Tenable Holdings, Inc.*	42,731	1,487,039
Terawulf, Inc.(x)*	5,805	7,314
Upland Software, Inc.*	10,789	87,715
UserTesting, Inc.(x)*	18,862	73,939
Varonis Systems, Inc.*	43,043	1,141,500
Verint Systems, Inc.*	24,691	829,124
Veritone, Inc.(x)*	7,365	41,465
Viant Technology, Inc., Class A(x)*	3,262	13,733
Weave Communications, Inc.(x)*	4,603	23,245
WM Technology, Inc.(x)*	19,233	30,965
Workiva, Inc.*	18,344	1,427,163
Xperi Holding Corp.	46,404	656,153
Yext, Inc.*	47,804	213,206
Zeta Global Holdings Corp., Class A(x)*	34,905	230,722
Zuora, Inc., Class A*	48,252	356,100

		40,703,683

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.*	52,273	417,139
Avid Technology, Inc.*	13,772	320,337
CompoSecure, Inc.(x)*	2,111	10,576
Corsair Gaming, Inc.(x)*	15,747	178,728
Diebold Nixdorf, Inc.*	20,055	48,934
Eastman Kodak Co.(x)*	13,621	62,520
IonQ, Inc.(x)*	48,207	244,409
Super Micro Computer, Inc.*	17,353	955,630
Turtle Beach Corp.*	4,234	28,876
Xerox Holdings Corp.	43,835	573,362

		2,840,511

Total Information Technology		108,081,074

Materials (3.6%)
Chemicals (1.8%)
AdvanSix, Inc.	10,360	332,556
American Vanguard Corp.	10,874	203,344
Amyris, Inc.(x)*	68,903	201,197
Aspen Aerogels, Inc.*	8,154	75,180
Avient Corp.	36,837	1,116,161
Balchem Corp.	13,052	1,586,862
Cabot Corp.	21,958	1,402,897
Chase Corp.	2,399	200,484
Danimer Scientific, Inc.(x)*	32,885	97,011
Diversey Holdings Ltd.*	21,239	103,221
Ecovyst, Inc.*	24,759	208,966
FutureFuel Corp.	7,203	43,506
Hawkins, Inc.	7,635	297,689
HB Fuller Co.	20,078	1,206,688
Ingevity Corp.*	14,945	906,115

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Innospec, Inc.	9,434	$808,211
Intrepid Potash, Inc.*	3,975	157,291
Koppers Holdings, Inc.	5,787	120,254
Kronos Worldwide, Inc.	9,505	88,777
Livent Corp.*	64,553	1,978,549
LSB Industries, Inc.*	8,489	120,968
Mativ Holdings, Inc.	21,545	475,713
Minerals Technologies, Inc.	12,251	605,322
Origin Materials, Inc.(x)*	28,462	146,864
Orion Engineered Carbons SA	24,831	331,494
Perimeter Solutions SA(x)*	46,990	376,390
PureCycle Technologies, Inc.(x)*	38,655	311,946
Quaker Chemical Corp.	5,659	817,046
Rayonier Advanced Materials, Inc.*	17,220	54,243
Sensient Technologies Corp.	16,285	1,129,202
Stepan Co.	7,991	748,517
Tredegar Corp.	7,304	68,950
Trinseo plc	14,647	268,333
Tronox Holdings plc	45,884	562,079
Valhi, Inc.	518	13,033

		17,165,059

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	47,043	1,127,150
United States Lime & Minerals, Inc.	592	60,503

		1,187,653

Containers & Packaging (0.3%)
Cryptyde, Inc.(x)*	4,951	3,430
Greif, Inc., Class A	9,900	589,743
Greif, Inc., Class B	2,055	124,944
Myers Industries, Inc.	12,854	211,705
O-I Glass, Inc.*	59,781	774,164
Pactiv Evergreen, Inc.	17,930	156,529
Ranpak Holdings Corp.*	10,641	36,392
TriMas Corp.	19,478	488,313

		2,385,220

Metals & Mining (1.3%)
5E Advanced Materials, Inc.(x)*	8,507	86,431
Alpha Metallurgical Resources, Inc.	6,505	890,144
Arconic Corp.*	39,967	681,038
ATI, Inc.*	48,471	1,289,813
Carpenter Technology Corp.	19,879	619,032
Century Aluminum Co.*	20,628	108,916
Coeur Mining, Inc.*	109,821	375,588
Commercial Metals Co.	47,486	1,684,803
Compass Minerals International, Inc.	14,630	563,694
Constellium SE*	50,234	509,373
Dakota Gold Corp.(x)*	12,585	38,384
Haynes International, Inc.	3,419	120,075
Hecla Mining Co.	215,617	849,531
Hycroft Mining Holding Corp.(x)*	39,761	24,036
Kaiser Aluminum Corp.	6,834	419,266
Materion Corp.	7,664	613,120
Novagold Resources, Inc.*	102,410	480,303
Olympic Steel, Inc.	2,612	59,580
Piedmont Lithium, Inc.(x)*	6,697	358,223
PolyMet Mining Corp.*	7,814	22,504
Ramaco Resources, Inc.	6,001	55,209
Ryerson Holding Corp.	5,379	138,455
Schnitzer Steel Industries, Inc., Class A	10,456	297,578
SunCoke Energy, Inc.	23,171	134,624
TimkenSteel Corp.*	18,200	272,818
Warrior Met Coal, Inc.	19,842	564,306
Worthington Industries, Inc.	12,193	465,041

		11,721,885

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	4,435	166,756
Glatfelter Corp.	12,203	37,951
Resolute Forest Products, Inc.(x)*	17,558	351,160
Sylvamo Corp.	13,638	462,328

		1,018,195

Total Materials		33,478,012

Real Estate (5.8%)
Equity Real Estate Investment Trusts (REITs) (5.2%)
Acadia Realty Trust (REIT)	35,541	448,527
Agree Realty Corp. (REIT)	29,117	1,967,727
Alexander & Baldwin, Inc. (REIT)	29,799	494,067
Alexander’s, Inc. (REIT)	789	164,869
American Assets Trust, Inc. (REIT)	19,714	507,044
Apartment Investment and Management Co. (REIT), Class A	58,003	423,422
Apple Hospitality REIT, Inc. (REIT)	84,130	1,182,868
Armada Hoffler Properties, Inc. (REIT)	25,679	266,548
Ashford Hospitality Trust, Inc. (REIT)(x)*	10,114	68,876
Bluerock Residential Growth REIT, Inc. (REIT)	10,985	293,849
Braemar Hotels & Resorts, Inc. (REIT)	15,923	68,469
Brandywine Realty Trust (REIT)	68,801	464,407
Broadstone Net Lease, Inc. (REIT)	64,279	998,253
BRT Apartments Corp. (REIT)	3,506	71,207
CareTrust REIT, Inc. (REIT)	38,200	691,802
CBL & Associates Properties, Inc. (REIT)(x)	9,912	253,846
Centerspace (REIT)	5,683	382,580
Chatham Lodging Trust (REIT)*	16,725	165,076
City Office REIT, Inc. (REIT)	13,388	133,478
Clipper Realty, Inc. (REIT)	3,400	23,698
Community Healthcare Trust, Inc. (REIT)	10,457	342,467
Corporate Office Properties Trust (REIT)	44,447	1,032,504
CTO Realty Growth, Inc. (REIT)	4,881	91,470
DiamondRock Hospitality Co. (REIT)	82,857	622,256
Diversified Healthcare Trust (REIT)	83,448	82,622
Easterly Government Properties, Inc. (REIT)	36,237	571,457
Empire State Realty Trust, Inc. (REIT), Class A	54,108	354,948
Equity Commonwealth (REIT)	42,873	1,044,386
Essential Properties Realty Trust, Inc. (REIT)	50,488	981,992
Farmland Partners, Inc. (REIT)	12,398	157,083
Four Corners Property Trust, Inc. (REIT)	33,504	810,462
Franklin Street Properties Corp. (REIT)	28,012	73,672
Getty Realty Corp. (REIT)	16,252	437,016
Gladstone Commercial Corp. (REIT)	14,599	226,284
Gladstone Land Corp. (REIT)	12,382	224,114
Global Medical REIT, Inc. (REIT)	23,687	201,813
Global Net Lease, Inc. (REIT)	42,169	449,100
Hersha Hospitality Trust (REIT), Class A	9,563	76,313
Independence Realty Trust, Inc. (REIT)	85,904	1,437,174
Indus Realty Trust, Inc. (REIT)	2,006	105,054
Industrial Logistics Properties Trust (REIT)	29,032	159,676
Innovative Industrial Properties, Inc. (REIT)	10,419	922,081

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
InvenTrust Properties Corp. (REIT)	26,200	$558,846
iStar, Inc. (REIT)	27,576	255,354
Kite Realty Group Trust (REIT)	86,560	1,490,563
LTC Properties, Inc. (REIT)	16,688	624,966
LXP Industrial Trust (REIT)	107,581	985,442
Macerich Co. (The) (REIT)	83,010	659,099
National Health Investors, Inc. (REIT)(x)	16,849	952,474
Necessity Retail REIT, Inc. (The) (REIT)	48,932	287,720
NETSTREIT Corp. (REIT)(x)	17,744	316,021
NexPoint Residential Trust, Inc. (REIT)	9,103	420,650
Office Properties Income Trust (REIT)	19,832	278,640
One Liberty Properties, Inc. (REIT)(x)	4,790	100,686
Orion Office REIT, Inc. (REIT)	14,969	130,979
Outfront Media, Inc. (REIT)	59,064	897,182
Paramount Group, Inc. (REIT)	75,735	471,829
Pebblebrook Hotel Trust (REIT)	50,220	728,692
Phillips Edison & Co., Inc. (REIT)	44,236	1,240,820
Physicians Realty Trust (REIT)	87,953	1,322,813
Piedmont Office Realty Trust, Inc. (REIT), Class A	54,167	572,003
Plymouth Industrial REIT, Inc. (REIT)	13,971	234,852
Postal Realty Trust, Inc. (REIT), Class A	4,674	68,568
PotlatchDeltic Corp. (REIT)	29,197	1,198,245
Retail Opportunity Investments Corp. (REIT)	48,334	665,076
RLJ Lodging Trust (REIT)	63,063	638,198
RPT Realty (REIT)	33,138	250,523
Ryman Hospitality Properties, Inc. (REIT)	20,996	1,545,096
Sabra Health Care REIT, Inc. (REIT)	88,745	1,164,334
Safehold, Inc. (REIT)(x)	8,469	224,090
Saul Centers, Inc. (REIT)	4,397	164,887
Service Properties Trust (REIT)	73,860	383,333
SITE Centers Corp. (REIT)	76,546	819,808
STAG Industrial, Inc. (REIT)	69,297	1,970,114
Summit Hotel Properties, Inc. (REIT)	40,871	274,653
Sunstone Hotel Investors, Inc. (REIT)	83,896	790,300
Tanger Factory Outlet Centers, Inc. (REIT)	42,514	581,592
Terreno Realty Corp. (REIT)	28,805	1,526,377
UMH Properties, Inc. (REIT)	17,227	278,216
Uniti Group, Inc. (REIT)	91,464	635,675
Universal Health Realty Income Trust (REIT)	4,376	189,087
Urban Edge Properties (REIT)	49,074	654,647
Urstadt Biddle Properties, Inc. (REIT), Class A	8,297	128,686
Veris Residential, Inc. (REIT)*	35,767	406,671
Washington REIT (REIT)	36,526	641,397
Whitestone REIT (REIT)	17,412	147,306
Xenia Hotels & Resorts, Inc. (REIT)	48,560	669,642

		48,020,709

Real Estate Management & Development (0.6%)
American Realty Investors, Inc.*	406	6,464
Anywhere Real Estate, Inc.*	45,476	368,810
Compass, Inc., Class A(x)*	101,878	236,357
Cushman & Wakefield plc*	58,082	665,039
DigitalBridge Group, Inc.	57,399	718,062
Doma Holdings, Inc.(x)*	36,387	15,988
Douglas Elliman, Inc.	20,632	84,591
eXp World Holdings, Inc.(x)	25,430	285,070
Forestar Group, Inc.*	7,074	79,158
FRP Holdings, Inc.*	1,862	101,218
Kennedy-Wilson Holdings, Inc.	45,952	710,418
Marcus & Millichap, Inc.	9,412	308,525
Newmark Group, Inc., Class A	62,822	506,345
Offerpad Solutions, Inc.(x)*	17,909	21,670
RE/MAX Holdings, Inc., Class A	4,976	94,096
Redfin Corp.(x)*	40,871	238,687
RMR Group, Inc. (The), Class A	6,159	145,907
Seritage Growth Properties (REIT), Class A(x)*	9,736	87,819
St Joe Co. (The)	14,754	472,571
Stratus Properties, Inc.	1,326	30,896
Tejon Ranch Co.*	5,808	83,635
Transcontinental Realty Investors, Inc.(x)*	341	13,759

		5,275,085

Total Real Estate		53,295,794

Utilities (3.1%)
Electric Utilities (0.7%)
ALLETE, Inc.	21,867	1,094,443
MGE Energy, Inc.	13,959	916,129
Otter Tail Corp.	15,843	974,662
PNM Resources, Inc.(x)	34,151	1,561,725
Portland General Electric Co.	33,971	1,476,380
Via Renewables, Inc.	4,091	28,269

		6,051,608

Gas Utilities (1.1%)
Brookfield Infrastructure Corp., Class A(x)	37,777	1,537,524
Chesapeake Utilities Corp.	6,903	796,537
New Jersey Resources Corp.	37,248	1,441,498
Northwest Natural Holding Co.	13,284	576,260
ONE Gas, Inc.	20,640	1,452,849
South Jersey Industries, Inc.	47,131	1,575,118
Southwest Gas Holdings, Inc.	25,625	1,787,344
Spire, Inc.	19,370	1,207,332

		10,374,462

Independent Power and Renewable Electricity Producers (0.5%)
Altus Power, Inc.(x)*	11,549	127,155
Clearway Energy, Inc., Class A	14,129	411,154
Clearway Energy, Inc., Class C	31,201	993,752
Montauk Renewables, Inc.*	24,785	432,250
Ormat Technologies, Inc.(x)	17,421	1,501,690
Sunnova Energy International, Inc.(x)*	37,885	836,501

		4,302,502

Multi-Utilities (0.4%)
Avista Corp.	28,088	1,040,660
Black Hills Corp.	25,201	1,706,864
NorthWestern Corp.	20,997	1,034,732
Unitil Corp.	6,149	285,621

		4,067,877

Water Utilities (0.4%)
American States Water Co.	14,475	1,128,326
Artesian Resources Corp., Class A	2,269	109,184
California Water Service Group	20,976	1,105,226
Global Water Resources, Inc.	3,525	41,348
Middlesex Water Co.	7,046	543,951
Pure Cycle Corp.*	5,364	44,789
SJW Group	11,319	651,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
York Water Co. (The)	3,730	$143,344

		3,768,143

Total Utilities		28,564,592

Total Common Stocks (90.7%) (Cost $739,865,463)		838,910,950

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR(r)*	19,200	6,624
Aduro Biotech, Inc., CVR(r)*	10,401	—
Oncternal Therapeutics, Inc., CVR(r)(x)*	369	—

		6,624

Pharmaceuticals (0.0%)†
Dova Pharmaceuticals, Inc., CVR(r)*	9,200	3,726
Zogenix, Inc., CVR(r)*	21,467	10,948

		14,674

Total Rights (0.0%)† (Cost $33,032)		21,298

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.6%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	36,901,816	36,916,577

Total Investment Companies		41,916,577

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (5.2%)
Banco Santander S.A., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $10,002,475, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/4/22-11/15/28; total market value $10,202,525.(xx)	$10,000,000	10,000,000
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $12,981,719, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $13,238,077.(xx)	12,978,507	12,978,507
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $2,000,508, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $2,040,989.(xx)	2,000,000	2,000,000
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $11,006,844, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $12,056,551.(xx)	11,000,000	11,000,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $2,400,614, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $2,666,554.(xx)	2,400,000	2,400,000
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $5,001,313, collateralized by various Common Stocks; total market value $5,501,447.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		48,378,507

Total Short-Term Investments (9.8%) (Cost $90,281,253)		90,295,084

Total Investments in Securities (100.5%) (Cost $830,179,748)		929,227,332
Other Assets Less Liabilities (-0.5%)		(4,255,388)

Net Assets (100%)		$924,971,944

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $514,425 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $56,925,275. This was collateralized by $6,241,939 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/6/22 - 5/15/52 and by cash of $53,378,507 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	27,314	486,280	—	(12,370)	416	(152,567)	321,759	25,675	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	7,565	614,204	—	(67,085)	14,816	(237,396)	324,539	5,116	—

Total		1,100,484	—	(79,455)	15,232	(389,963)	646,298	30,791	—

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	16	12/2022	USD	1,335,840	(175,939)

					(175,939)

Short Contracts
Russell 2000 E-Mini Index	(350)	12/2022	USD	(29,221,500)	13,320

					13,320

					(162,619)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$22,557,190	$—	$—		$22,557,190
Consumer Discretionary	85,814,534	—	—		85,814,534
Consumer Staples	28,931,515	—	—	(a)	28,931,515
Energy	51,425,609	—	—		51,425,609
Financials	145,200,780	—	—		145,200,780
Health Care	157,408,466	—	11,079		157,419,545
Industrials	124,142,305	—	—		124,142,305
Information Technology	108,081,074	—	—		108,081,074
Materials	33,478,012	—	—		33,478,012
Real Estate	53,295,794	—	—		53,295,794
Utilities	28,564,592	—	—		28,564,592
Futures	13,320	—	—		13,320
Rights
Health Care	—	—	21,298		21,298
Short-Term Investments
Investment Companies	41,916,577	—	—		41,916,577
Repurchase Agreements	—	48,378,507	—		48,378,507

Total Assets	$880,829,768	$48,378,507	$32,377		$929,240,652

Liabilities:
Futures	$(175,939)	$—	$—		$(175,939)

Total Liabilities	$(175,939)	$—	$—		$(175,939)

Total	$880,653,829	$48,378,507	$32,377		$929,064,713

(a)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$273,049,211
Aggregate gross unrealized depreciation	(176,879,392)

Net unrealized appreciation	$96,169,819

Federal income tax cost of investments in securities and derivative instruments, if applicable	$832,894,894

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (8.0%)
Ampol Ltd.	19,111	$352,863
APA Group	98,705	602,694
Aristocrat Leisure Ltd.	50,283	1,049,380
ASX Ltd.	16,299	749,466
Aurizon Holdings Ltd.	153,775	337,865
Australia & New Zealand Banking Group Ltd.	247,315	3,590,955
BHP Group Ltd. (ASE Stock Exchange)	244,027	6,077,469
BHP Group Ltd. (London Stock Exchange)	174,074	4,371,886
BlueScope Steel Ltd.	41,775	404,148
Brambles Ltd.	116,240	843,395
Cochlear Ltd.	5,292	653,921
Coles Group Ltd.	110,726	1,164,913
Commonwealth Bank of Australia	140,720	8,178,261
Computershare Ltd.	44,989	713,490
CSL Ltd.	39,783	7,213,569
Dexus (REIT)	84,660	419,905
Domino’s Pizza Enterprises Ltd.	4,613	151,026
Endeavour Group Ltd.	110,024	493,124
Evolution Mining Ltd.(x)	156,352	206,179
Fortescue Metals Group Ltd.	139,775	1,498,024
Glencore plc	806,327	4,257,840
Goodman Group (REIT)	138,792	1,386,732
GPT Group (The) (REIT)	156,886	380,809
IDP Education Ltd.(x)	17,470	292,319
Insurance Australia Group Ltd.	197,204	580,669
Lendlease Corp. Ltd.	53,827	304,422
Lottery Corp. Ltd. (The)*	180,491	479,501
Macquarie Group Ltd.	30,100	2,921,053
Medibank Pvt Ltd.	221,998	493,364
Mineral Resources Ltd.	14,038	587,633
Mirvac Group (REIT)	324,742	401,083
National Australia Bank Ltd.	268,310	4,919,784
Newcrest Mining Ltd.	73,482	799,491
Northern Star Resources Ltd.	89,702	452,230
Orica Ltd.	35,067	294,416
Origin Energy Ltd.	141,501	463,643
Qantas Airways Ltd.*	76,314	245,657
QBE Insurance Group Ltd.	123,818	914,663
Ramsay Health Care Ltd.	15,033	551,347
REA Group Ltd.(x)	4,121	298,957
Reece Ltd.	20,982	185,589
Rio Tinto Ltd.	30,660	1,824,664
Rio Tinto plc	92,656	5,018,575
Santos Ltd.	265,229	1,201,293
Scentre Group (REIT)	430,587	693,097
SEEK Ltd.	27,726	335,478
Sonic Healthcare Ltd.	38,082	741,008
South32 Ltd.	387,862	896,500
Stockland (REIT)	198,370	413,070
Suncorp Group Ltd.	105,904	675,788
Telstra Corp. Ltd.	338,396	829,391
Transurban Group	253,030	1,984,630
Treasury Wine Estates Ltd.	57,378	461,984
Vicinity Centres (REIT)	322,630	360,244
Washington H Soul Pattinson & Co. Ltd.	18,289	311,245
Wesfarmers Ltd.	93,498	2,541,082
Westpac Banking Corp.	289,150	3,796,906
WiseTech Global Ltd.	12,126	398,286
Woodside Energy Group Ltd. (ASE Stock Exchange)	124,405	2,530,830
Woodside Energy Group Ltd. (London Stock Exchange)	31,455	645,704
Woolworths Group Ltd.	100,098	2,165,799

		88,109,309

Austria (0.2%)
Erste Group Bank AG	28,963	634,264
Mondi plc	40,731	629,155
OMV AG	11,979	431,149
Verbund AG	5,467	465,851
voestalpine AG	9,646	163,129

		2,323,548

Belgium (0.8%)
Ageas SA/NV	13,858	502,805
Anheuser-Busch InBev SA/NV	71,628	3,240,307
D’ieteren Group	2,059	288,920
Elia Group SA/NV	2,785	327,322
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	2,626	183,932
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	5,716	397,209
KBC Group NV	20,803	975,841
Proximus SADP	12,540	129,932
Sofina SA	1,272	216,155
Solvay SA	6,261	478,930
UCB SA	10,609	733,763
Umicore SA	17,328	502,404
Warehouses De Pauw CVA (REIT)	12,306	298,935

		8,276,455

Brazil (0.0%)†
Yara International ASA	13,467	470,716

Chile (0.0%)†
Antofagasta plc	32,172	396,850

China (0.6%)
BOC Hong Kong Holdings Ltd.	306,494	1,013,280
Budweiser Brewing Co. APAC Ltd.(m)	141,915	369,898
Chow Tai Fook Jewellery Group Ltd.	172,964	323,828
ESR Group Ltd.(m)	163,560	412,560
Futu Holdings Ltd. (ADR)(x)*	4,582	170,863
Prosus NV*	68,607	3,575,379
SITC International Holdings Co. Ltd.	113,329	207,555
Wilmar International Ltd.	160,916	428,409
Xinyi Glass Holdings Ltd.	150,465	217,934

		6,719,706

Denmark (2.4%)
AP Moller - Maersk A/S, Class A	266	468,766
AP Moller - Maersk A/S, Class B	434	786,165
Carlsberg A/S, Class B	8,164	952,571
Chr Hansen Holding A/S	8,750	428,917
Coloplast A/S, Class B	9,923	1,003,212
Danske Bank A/S	55,647	688,662
Demant A/S*	8,846	217,988
DSV A/S	15,738	1,824,131
Genmab A/S*	5,425	1,748,689
GN Store Nord A/S	10,158	176,946
Novo Nordisk A/S, Class B	136,766	13,632,014
Novozymes A/S, Class B	16,877	841,770
Orsted A/S(m)	15,601	1,241,409
Pandora A/S	7,952	370,381
ROCKWOOL A/S, Class B	799	125,258
Tryg A/S	29,217	600,458
Vestas Wind Systems A/S	83,342	1,527,987

		26,635,324

Finland (1.1%)
Elisa OYJ	11,943	541,629
Fortum OYJ	36,897	495,941

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Kesko OYJ, Class B	21,851	$406,044
Kone OYJ, Class B	28,107	1,082,361
Neste OYJ	35,030	1,519,288
Nokia OYJ	444,664	1,898,779
Nordea Bank Abp (Aquis Stock Exchange)	4,742	40,572
Nordea Bank Abp (Turquoise Stock Exchange)	271,055	2,319,269
Orion OYJ, Class B	9,332	393,334
Sampo OYJ, Class A	40,637	1,734,285
Stora Enso OYJ, Class R	46,994	599,352
UPM-Kymmene OYJ	43,546	1,383,777
Wartsila OYJ Abp	35,874	228,556

		12,643,187

France (9.4%)
Accor SA*	13,970	291,675
Adevinta ASA*	26,525	155,621
Aeroports de Paris*	2,485	286,215
Air Liquide SA	43,026	4,899,232
Airbus SE	48,693	4,206,699
Alstom SA	26,710	429,502
Amundi SA(m)	4,934	204,591
Arkema SA	4,923	359,055
AXA SA	154,412	3,380,812
BioMerieux	3,290	259,246
BNP Paribas SA	92,415	3,901,516
Bollore SE	72,090	329,790
Bouygues SA	19,190	499,922
Bureau Veritas SA	24,530	547,809
Capgemini SE	13,529	2,162,077
Carrefour SA	50,204	695,519
Cie de Saint-Gobain	41,584	1,483,045
Cie Generale des Etablissements Michelin SCA	55,487	1,236,190
Covivio (REIT)	4,070	194,592
Credit Agricole SA	101,340	815,960
Danone SA	53,596	2,525,276
Dassault Aviation SA	2,145	243,615
Dassault Systemes SE	54,961	1,889,212
Edenred	20,840	957,873
Eiffage SA	6,892	551,721
Electricite de France SA	47,367	551,508
Engie SA	150,756	1,729,750
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	5,326	721,511
EssilorLuxottica SA (Turquoise Stock Exchange)	18,383	2,490,815
Eurazeo SE	3,435	179,355
Gecina SA (REIT)	3,802	295,514
Getlink SE	36,191	560,944
Hermes International	2,612	3,070,033
Ipsen SA	3,077	284,178
Kering SA	6,181	2,733,354
Klepierre SA (REIT)*	17,366	299,809
La Francaise des Jeux SAEM(m)	8,984	265,824
Legrand SA	22,056	1,425,014
L’Oreal SA	19,908	6,339,063
LVMH Moet Hennessy Louis Vuitton SE	22,894	13,457,894
Orange SA	164,610	1,488,524
Pernod Ricard SA	17,303	3,162,694
Publicis Groupe SA	18,947	896,531
Remy Cointreau SA	2,001	331,629
Renault SA*	15,504	416,415
Safran SA	28,229	2,566,710
Sanofi	93,816	7,160,063
Sartorius Stedim Biotech	2,307	705,233
SEB SA	2,130	133,599
Societe Generale SA	66,563	1,320,692
Sodexo SA	7,339	551,961
Teleperformance	4,856	1,226,831
Thales SA	8,617	950,454
TotalEnergies SE	204,811	9,640,436
Ubisoft Entertainment SA*	7,973	218,897
Unibail-Rodamco-Westfield (REIT)(x)*	9,861	404,783
Valeo	17,807	267,646
Veolia Environnement SA	54,430	1,032,708
Vinci SA	44,289	3,557,533
Vivendi SE	59,136	458,353
Wendel SE	2,272	162,508
Worldline SA(m)*	19,475	761,573

		104,327,104

Germany (6.8%)
adidas AG	14,301	1,659,639
Allianz SE (Registered)	33,685	5,330,674
Aroundtown SA	83,828	184,968
BASF SE	75,739	2,935,173
Bayer AG (Registered)	81,017	3,738,766
Bayerische Motoren Werke AG	27,346	1,869,622
Bayerische Motoren Werke AG (Preference)(q)	4,988	326,154
Bechtle AG	6,778	246,612
Beiersdorf AG	8,440	835,186
Brenntag SE	12,906	787,529
Carl Zeiss Meditec AG	3,327	350,360
Commerzbank AG*	82,629	592,867
Continental AG	9,068	407,412
Covestro AG(m)	15,601	451,054
Daimler Truck Holding AG*	37,448	857,031
Deutsche Bank AG (Registered)	170,045	1,271,881
Deutsche Boerse AG	15,692	2,583,484
Deutsche Lufthansa AG (Registered)(x)*	47,741	275,390
Deutsche Post AG (Registered)	81,730	2,486,912
Deutsche Telekom AG (Registered)	267,288	4,581,871
E.ON SE	184,728	1,429,682
Evonik Industries AG	17,845	300,915
Fresenius Medical Care AG & Co. KGaA	16,944	481,599
Fresenius SE & Co. KGaA	34,554	740,121
GEA Group AG	12,575	411,207
Hannover Rueck SE	4,958	748,787
HeidelbergCement AG	12,429	497,866
HelloFresh SE*	13,824	291,814
Henkel AG & Co. KGaA	8,392	479,003
Henkel AG & Co. KGaA (Preference)(q)	14,898	890,488
Infineon Technologies AG	107,650	2,385,582
KION Group AG	5,896	114,249
Knorr-Bremse AG	6,039	261,827
LEG Immobilien SE	5,941	357,470
Mercedes-Benz Group AG	66,267	3,388,738
Merck KGaA	10,658	1,739,422
MTU Aero Engines AG	4,498	678,764
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	11,571	2,798,875
Nemetschek SE	4,719	227,243
Porsche Automobil Holding SE (Preference)(q)	12,872	733,241
Puma SE	8,355	391,166
Rational AG	415	202,695
Rheinmetall AG	3,627	561,795

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
RWE AG	52,977	$1,949,276
SAP SE	86,113	7,098,708
Sartorius AG (Preference)(q)	2,077	725,431
Scout24 SE(m)	6,858	347,518
Siemens AG (Registered)	63,086	6,243,841
Siemens Energy AG(x)	34,491	383,921
Siemens Healthineers AG(m)	23,044	998,191
Symrise AG	10,765	1,059,289
Telefonica Deutschland Holding AG	77,867	157,703
Uniper SE(x)	7,134	27,063
United Internet AG (Registered)	8,577	161,772
Volkswagen AG	2,646	436,115
Volkswagen AG (Preference)(q)	15,305	1,890,456
Vonovia SE	58,167	1,265,931
Zalando SE(m)*	4,216	83,588
Zalando SE (Bulgaria Stock Exchange)(m)(x)*	13,921	276,021

		74,989,958

Hong Kong (2.5%)
AIA Group Ltd.	996,222	8,271,190
CK Asset Holdings Ltd.	164,798	988,879
CK Infrastructure Holdings Ltd.	52,033	265,478
CLP Holdings Ltd.	133,508	1,006,065
Hang Lung Properties Ltd.	175,359	286,257
Hang Seng Bank Ltd.	62,873	950,093
Henderson Land Development Co. Ltd.	114,401	319,309
HK Electric Investments & HK Electric Investments Ltd.(m)	206,794	144,940
HKT Trust & HKT Ltd.	313,654	366,845
Hong Kong & China Gas Co. Ltd.	922,908	810,745
Hong Kong Exchanges & Clearing Ltd.	99,411	3,375,313
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	85,847	370,001
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	12,415	54,462
Jardine Matheson Holdings Ltd. (London Stock Exchange)	12,328	623,797
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	811	41,058
Link REIT (REIT)	172,561	1,204,416
MTR Corp. Ltd.	127,997	585,714
New World Development Co. Ltd.	124,443	351,613
Power Assets Holdings Ltd.	113,979	569,680
Prudential plc	226,360	2,224,005
Sino Land Co. Ltd.	265,492	349,386
Sun Hung Kai Properties Ltd.	119,681	1,315,913
Swire Pacific Ltd., Class A	41,513	309,796
Swire Properties Ltd.	96,957	208,353
Techtronic Industries Co. Ltd.	113,644	1,073,646
WH Group Ltd.(m)	677,118	425,938
Wharf Real Estate Investment Co. Ltd.	134,320	606,595

		27,099,487

Ireland (0.6%)
AerCap Holdings NV*	11,130	471,133
CRH plc	62,687	2,007,317
Flutter Entertainment plc*	13,795	1,507,028
Kerry Group plc (London Stock Exchange), Class A	9	803
Kerry Group plc (Turquoise Stock Exchange), Class A	13,196	1,172,303
Kingspan Group plc	12,872	575,116
Smurfit Kappa Group plc	20,407	576,528

		6,310,228

Israel (0.7%)
Azrieli Group Ltd.	3,487	237,541
Bank Hapoalim BM	101,132	851,104
Bank Leumi Le-Israel BM	121,720	1,036,439
Bezeq The Israeli Telecommunication Corp. Ltd.	171,358	280,284
Check Point Software Technologies Ltd.*	8,533	955,867
Elbit Systems Ltd.	2,127	402,872
ICL Group Ltd.	57,729	462,662
Israel Discount Bank Ltd., Class A	101,298	508,925
Mizrahi Tefahot Bank Ltd.	12,733	444,933
Nice Ltd.*	5,234	989,182
Teva Pharmaceutical Industries Ltd. (ADR)*	91,274	736,581
Tower Semiconductor Ltd.*	9,025	394,168
Wix.com Ltd.*	4,828	377,694
ZIM Integrated Shipping Services Ltd.(x)	6,939	163,066

		7,841,318

Italy (1.7%)
Amplifon SpA	10,318	270,205
Assicurazioni Generali SpA	90,569	1,232,762
Atlantia SpA	41,306	914,379
Coca-Cola HBC AG	16,147	339,808
Davide Campari-Milano NV	41,561	368,658
DiaSorin SpA	2,080	232,424
Enel SpA	670,696	2,748,528
Eni SpA	208,021	2,209,953
Ferrari NV	10,395	1,938,851
FinecoBank Banca Fineco SpA	49,182	604,500
Infrastrutture Wireless Italiane SpA(m)	26,115	228,327
Intesa Sanpaolo SpA	1,363,811	2,244,721
Mediobanca Banca di Credito Finanziario SpA	49,125	384,042
Moncler SpA	17,356	712,633
Nexi SpA(m)*	42,745	345,161
Poste Italiane SpA(m)	41,347	312,299
Prysmian SpA	20,715	593,353
Recordati Industria Chimica e Farmaceutica SpA	8,448	310,341
Snam SpA	168,557	680,896
Telecom Italia SpA*	764,567	141,912
Terna - Rete Elettrica Nazionale	115,463	703,383
UniCredit SpA	173,420	1,753,648

		19,270,784

Japan (20.7%)
Advantest Corp.(x)	16,114	748,875
Aeon Co. Ltd.	52,840	988,426
AGC, Inc.	15,702	488,049
Aisin Corp.	11,456	294,256
Ajinomoto Co., Inc.	38,818	1,057,557
ANA Holdings, Inc.(x)*	12,387	232,992
Asahi Group Holdings Ltd.	37,662	1,168,325
Asahi Intecc Co. Ltd.	17,467	276,368
Asahi Kasei Corp.	100,644	665,623
Astellas Pharma, Inc.	152,939	2,021,603
Azbil Corp.(x)	9,791	255,552
Bandai Namco Holdings, Inc.	16,644	1,087,072
Bridgestone Corp.	47,120	1,523,229
Brother Industries Ltd.	19,323	333,168
Canon, Inc.(x)	82,550	1,800,383
Capcom Co. Ltd.	14,092	352,331
Central Japan Railway Co.	12,068	1,413,768
Chiba Bank Ltd. (The)(x)	43,684	235,219
Chubu Electric Power Co., Inc.(x)	53,774	483,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Chugai Pharmaceutical Co. Ltd.	55,717	$1,391,202
Concordia Financial Group Ltd.(x)	90,658	280,286
CyberAgent, Inc.(x)	32,909	274,106
Dai Nippon Printing Co. Ltd.	17,304	345,299
Daifuku Co. Ltd.(x)	8,154	383,156
Dai-ichi Life Holdings, Inc.	82,342	1,308,871
Daiichi Sankyo Co. Ltd.	144,462	4,018,482
Daikin Industries Ltd.	20,498	3,167,353
Daito Trust Construction Co. Ltd.(x)	5,315	499,068
Daiwa House Industry Co. Ltd.(x)	49,581	1,010,417
Daiwa House REIT Investment Corp. (REIT)	175	363,240
Daiwa Securities Group, Inc.(x)	116,803	457,676
Denso Corp.	35,739	1,631,269
Dentsu Group, Inc.	17,806	506,938
Disco Corp.(x)	2,334	508,616
East Japan Railway Co.	24,669	1,266,447
Eisai Co. Ltd.(x)	20,404	1,094,448
ENEOS Holdings, Inc.(x)	253,968	820,074
FANUC Corp.	15,887	2,197,774
Fast Retailing Co. Ltd.	4,814	2,558,305
Fuji Electric Co. Ltd.	10,502	384,963
FUJIFILM Holdings Corp.	29,692	1,358,728
Fujitsu Ltd.	16,210	1,748,126
GLP J-REIT (REIT)	353	389,672
GMO Payment Gateway, Inc.	3,654	246,912
Hakuhodo DY Holdings, Inc.(x)	19,654	138,620
Hamamatsu Photonics KK	11,501	493,804
Hankyu Hanshin Holdings, Inc.	18,633	560,849
Hikari Tsushin, Inc.(x)	1,708	199,866
Hirose Electric Co. Ltd.	2,453	318,814
Hitachi Construction Machinery Co. Ltd.(x)	8,484	157,633
Hitachi Ltd.	79,885	3,382,512
Hitachi Metals Ltd.*	18,205	273,711
Honda Motor Co. Ltd.(x)	134,435	2,928,543
Hoshizaki Corp.	9,720	269,007
Hoya Corp.	30,425	2,925,208
Hulic Co. Ltd.	31,230	229,790
Ibiden Co. Ltd.(x)	8,819	242,141
Idemitsu Kosan Co. Ltd.(x)	16,703	361,408
Iida Group Holdings Co. Ltd.(x)	12,905	175,322
Inpex Corp.	84,045	788,506
Isuzu Motors Ltd.	49,154	543,382
Ito En Ltd.	4,652	187,203
ITOCHU Corp.(x)	97,954	2,374,001
Itochu Techno-Solutions Corp.(x)	7,709	179,803
Japan Airlines Co. Ltd.(x)*	12,014	214,695
Japan Exchange Group, Inc.	43,425	587,018
Japan Metropolitan Fund Invest (REIT)	554	416,745
Japan Post Bank Co. Ltd.	34,465	240,295
Japan Post Holdings Co. Ltd.	200,226	1,325,818
Japan Post Insurance Co. Ltd.(x)	17,494	245,082
Japan Real Estate Investment Corp. (REIT)(x)	108	444,731
Japan Tobacco, Inc.	99,077	1,626,219
JFE Holdings, Inc.(x)	38,666	359,898
JSR Corp.	14,965	285,178
Kajima Corp.(x)	34,274	325,572
Kakaku.com, Inc.	11,191	188,163
Kansai Electric Power Co., Inc. (The)(x)	57,805	481,721
Kao Corp.	39,192	1,589,173
KDDI Corp.(x)	133,008	3,901,117
Keio Corp.(x)	7,919	286,447
Keisei Electric Railway Co. Ltd.	10,592	288,829
Keyence Corp.	16,055	5,330,308
Kikkoman Corp.(x)	11,799	663,376
Kintetsu Group Holdings Co. Ltd.	13,602	451,037
Kirin Holdings Co. Ltd.	67,521	1,039,903
Kobayashi Pharmaceutical Co. Ltd.	4,634	270,166
Kobe Bussan Co. Ltd.	12,645	302,632
Koei Tecmo Holdings Co. Ltd.(x)	10,868	176,773
Koito Manufacturing Co. Ltd.	18,402	252,187
Komatsu Ltd.	76,511	1,383,618
Konami Group Corp.(x)	7,980	368,934
Kose Corp.	2,839	288,998
Kubota Corp.	84,851	1,176,642
Kurita Water Industries Ltd.	8,552	301,606
Kyocera Corp.	26,186	1,323,667
Kyowa Kirin Co. Ltd.	22,686	520,425
Lasertec Corp.	6,374	640,958
Lixil Corp.	24,641	357,057
M3, Inc.	36,939	1,018,580
Makita Corp.	18,690	362,380
Marubeni Corp.(x)	129,347	1,135,638
Mazda Motor Corp.	47,069	311,566
McDonald’s Holdings Co. Japan Ltd.	7,211	251,186
Meiji Holdings Co. Ltd.(x)	9,345	414,533
Minebea Mitsumi, Inc.	30,809	456,949
MISUMI Group, Inc.	23,060	490,623
Mitsubishi Chemical Group Corp.(x)	101,082	464,164
Mitsubishi Corp.	104,184	2,861,284
Mitsubishi Electric Corp.	159,409	1,440,021
Mitsubishi Estate Co. Ltd.(x)	95,994	1,259,530
Mitsubishi HC Capital, Inc.	56,414	242,688
Mitsubishi Heavy Industries Ltd.(x)	26,514	883,986
Mitsubishi UFJ Financial Group, Inc.(x)	985,777	4,445,289
Mitsui & Co. Ltd.(x)	115,287	2,473,363
Mitsui Chemicals, Inc.(x)	15,942	311,290
Mitsui Fudosan Co. Ltd.	75,395	1,437,191
Mitsui OSK Lines Ltd.(x)	28,350	509,182
Mizuho Financial Group, Inc.(x)	198,735	2,147,124
MonotaRO Co. Ltd.	19,478	294,419
MS&AD Insurance Group Holdings, Inc.(x)	36,320	961,165
Murata Manufacturing Co. Ltd.	47,476	2,180,807
NEC Corp.	19,937	638,169
Nexon Co. Ltd.	41,261	721,593
NGK Insulators Ltd.(x)	21,245	264,836
Nidec Corp.	36,985	2,083,440
Nihon M&A Center Holdings, Inc.	23,773	268,918
Nintendo Co. Ltd.	91,530	3,706,294
Nippon Building Fund, Inc. (REIT)	128	562,823
Nippon Express Holdings, Inc.	6,702	338,882
Nippon Paint Holdings Co. Ltd.	67,827	454,278
Nippon Prologis REIT, Inc. (REIT)	170	370,794
Nippon Sanso Holdings Corp.	13,912	219,734
Nippon Shinyaku Co. Ltd.	4,019	203,884
Nippon Steel Corp.(x)	66,829	930,191
Nippon Telegraph & Telephone Corp.	98,550	2,658,683
Nippon Yusen KK(x)	40,542	692,384
Nissan Chemical Corp.(x)	10,204	456,012
Nissan Motor Co. Ltd.	193,218	617,650
Nisshin Seifun Group, Inc.(x)	16,515	167,667
Nissin Foods Holdings Co. Ltd.	5,116	355,177
Nitori Holdings Co. Ltd.	6,631	554,888
Nitto Denko Corp.	12,095	655,806
Nomura Holdings, Inc.(x)	239,242	789,802
Nomura Real Estate Holdings, Inc.	9,571	216,973
Nomura Real Estate Master Fund, Inc. (REIT)	367	405,882

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Research Institute Ltd.	27,660	$679,817
NTT Data Corp.	53,162	687,053
Obayashi Corp.(x)	50,339	323,232
Obic Co. Ltd.	5,834	773,510
Odakyu Electric Railway Co. Ltd.	25,414	325,089
Oji Holdings Corp.(x)	65,335	243,199
Olympus Corp.	101,904	1,961,227
Omron Corp.	15,524	707,548
Ono Pharmaceutical Co. Ltd.	29,632	689,299
Open House Group Co. Ltd.(x)	6,843	231,917
Oracle Corp.	3,249	171,517
Oriental Land Co. Ltd.	16,519	2,251,114
ORIX Corp.	99,915	1,405,203
Osaka Gas Co. Ltd.	30,940	465,854
Otsuka Corp.	9,642	298,820
Otsuka Holdings Co. Ltd.	31,891	1,011,524
Pan Pacific International Holdings Corp.	34,472	605,741
Panasonic Holdings Corp.	179,668	1,261,721
Persol Holdings Co. Ltd.	14,462	263,569
Rakuten Group, Inc.	67,034	287,577
Recruit Holdings Co. Ltd.	119,068	3,436,686
Renesas Electronics Corp.*	96,392	803,343
Resona Holdings, Inc.	166,847	609,206
Ricoh Co. Ltd.	49,475	361,042
Rohm Co. Ltd.	6,933	454,698
SBI Holdings, Inc.(x)	19,996	359,335
SCSK Corp.(x)	13,136	197,096
Secom Co. Ltd.(x)	17,345	985,504
Seiko Epson Corp.(x)	24,019	327,596
Sekisui Chemical Co. Ltd.(x)	29,453	360,502
Sekisui House Ltd.	49,965	829,832
Seven & i Holdings Co. Ltd.	62,278	2,501,642
SG Holdings Co. Ltd.	25,972	352,962
Sharp Corp.(x)	17,241	103,017
Shimadzu Corp.	19,923	518,594
Shimano, Inc.	6,178	973,664
Shimizu Corp.(x)	43,762	214,742
Shin-Etsu Chemical Co. Ltd.	30,956	3,074,044
Shionogi & Co. Ltd.	21,871	1,058,055
Shiseido Co. Ltd.	33,260	1,164,194
Shizuoka Bank Ltd. (The)(r)(x)	37,361	226,004
SMC Corp.	4,813	1,941,674
SoftBank Corp.(x)	236,764	2,367,805
SoftBank Group Corp.	99,483	3,379,451
Sompo Holdings, Inc.	26,194	1,043,967
Sony Group Corp.	104,005	6,694,003
Square Enix Holdings Co. Ltd.	7,157	306,930
Subaru Corp.	49,610	744,110
SUMCO Corp.	28,115	326,680
Sumitomo Chemical Co. Ltd.	119,549	412,764
Sumitomo Corp.	93,679	1,169,015
Sumitomo Electric Industries Ltd.	60,667	615,817
Sumitomo Metal Mining Co. Ltd.	20,291	584,696
Sumitomo Mitsui Financial Group, Inc.	107,676	2,996,368
Sumitomo Mitsui Trust Holdings, Inc.	27,683	782,510
Sumitomo Realty & Development Co. Ltd.(x)	26,236	597,423
Suntory Beverage & Food Ltd.	11,003	390,439
Suzuki Motor Corp.	29,793	924,185
Sysmex Corp.	14,069	757,194
T&D Holdings, Inc.(x)	42,919	405,865
Taisei Corp.	15,994	444,874
Takeda Pharmaceutical Co. Ltd.(x)	124,158	3,224,651
TDK Corp.	32,456	984,913
Terumo Corp.(x)	53,384	1,506,421
TIS, Inc.	18,226	483,946
Tobu Railway Co. Ltd.	14,706	346,956
Toho Co. Ltd.	9,674	348,618
Tokio Marine Holdings, Inc.	154,221	2,741,064
Tokyo Electric Power Co. Holdings, Inc.*	128,876	409,574
Tokyo Electron Ltd.	12,294	3,043,883
Tokyo Gas Co. Ltd.	31,572	533,216
Tokyu Corp.(x)	45,191	514,963
Toppan, Inc.	22,734	339,244
Toray Industries, Inc.	114,857	563,727
Toshiba Corp.(x)	32,584	1,160,552
Tosoh Corp.(x)	22,269	248,665
TOTO Ltd.	12,202	407,439
Toyota Industries Corp.	11,830	563,653
Toyota Motor Corp.	874,543	11,383,779
Toyota Tsusho Corp.	17,512	543,594
Trend Micro, Inc.	11,257	609,661
Unicharm Corp.	32,737	1,070,070
USS Co. Ltd.	18,799	289,336
Welcia Holdings Co. Ltd.	7,747	162,776
West Japan Railway Co.	18,595	712,654
Yakult Honsha Co. Ltd.	10,817	629,005
Yamaha Corp.(x)	11,838	421,592
Yamaha Motor Co. Ltd.	25,025	468,942
Yamato Holdings Co. Ltd.	23,450	351,043
Yaskawa Electric Corp.	19,756	570,280
Yokogawa Electric Corp.	19,389	305,544
Z Holdings Corp.	213,272	554,184
ZOZO, Inc.	9,883	197,096

		228,843,657

Jordan (0.0%)†
Hikma Pharmaceuticals plc	13,262	200,793

Luxembourg (0.1%)
ArcelorMittal SA	43,513	870,179
Eurofins Scientific SE	11,287	669,304

		1,539,483

Macau (0.1%)
Galaxy Entertainment Group Ltd.	180,154	1,051,888
Sands China Ltd.*	192,440	476,459

		1,528,347

Malta (0.0%)
BGP Holdings plc(r)*	810,676	—

Netherlands (4.8%)
ABN AMRO Bank NV (CVA)(m)	35,798	320,870
Adyen NV(m)*	1,792	2,229,334
Aegon NV	146,429	581,924
Akzo Nobel NV	15,189	856,601
Argenx SE*	4,550	1,643,671
ASM International NV	3,872	866,321
ASML Holding NV	33,570	13,924,543
Euronext NV(m)	7,228	457,375
EXOR NV*	9,099	583,916
Heineken Holding NV	8,341	569,486
Heineken NV	21,376	1,873,959
IMCD NV	4,817	571,676
ING Groep NV	321,864	2,759,762
JDE Peet’s NV	8,876	258,892
Koninklijke Ahold Delhaize NV	86,350	2,198,812
Koninklijke DSM NV	14,436	1,637,329
Koninklijke KPN NV	271,530	735,772
Koninklijke Philips NV	73,128	1,129,575
NN Group NV	23,452	912,772
OCI NV	8,716	320,495
Randstad NV(x)	10,027	433,597
Shell plc	615,219	15,306,831
Universal Music Group NV(x)	60,542	1,141,222

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Wolters Kluwer NV	21,649	$2,107,770

		53,422,505

New Zealand (0.2%)
Auckland International Airport Ltd.*	102,286	411,131
Fisher & Paykel Healthcare Corp. Ltd.	46,876	483,346
Mercury NZ Ltd.	59,959	191,009
Meridian Energy Ltd.	99,177	266,666
Spark New Zealand Ltd.	147,990	414,569
Xero Ltd.*	10,896	500,751

		2,267,472

Norway (0.7%)
Aker BP ASA	26,127	749,161
DNB Bank ASA	77,130	1,221,119
Equinor ASA	80,594	2,658,279
Gjensidige Forsikring ASA	15,900	272,073
Kongsberg Gruppen ASA	7,398	224,410
Mowi ASA	34,779	440,692
Norsk Hydro ASA	111,074	597,520
Orkla ASA	62,487	453,713
Salmar ASA	4,873	164,111
Telenor ASA	57,297	522,927

		7,304,005

Portugal (0.2%)
EDP - Energias de Portugal SA	222,509	963,271
Galp Energia SGPS SA, Class B	40,213	385,400
Jeronimo Martins SGPS SA	24,446	455,459

		1,804,130

Singapore (1.5%)
CapitaLand Integrated Commercial
Trust (REIT)	421,002	559,725
Capitaland Investment Ltd.	221,882	534,455
CapLand Ascendas REIT (REIT)	265,921	495,632
City Developments Ltd.	33,888	178,656
DBS Group Holdings Ltd.	149,371	3,453,453
Genting Singapore Ltd.	496,287	269,957
Grab Holdings Ltd., Class A(x)*	107,259	282,091
Keppel Corp. Ltd.	115,528	554,702
Mapletree Logistics Trust (REIT)	255,468	275,844
Mapletree Pan Asia Commercial Trust (REIT)	179,105	213,927
Oversea-Chinese Banking Corp. Ltd.	278,936	2,284,890
Sea Ltd. (ADR)*	29,739	1,666,871
Singapore Airlines Ltd.*	113,507	400,550
Singapore Exchange Ltd.	64,446	422,517
Singapore Technologies Engineering Ltd.	128,003	317,304
Singapore Telecommunications Ltd.	674,385	1,241,275
STMicroelectronics NV	56,331	1,738,068
United Overseas Bank Ltd.	97,353	1,767,589
UOL Group Ltd.	37,759	174,089
Venture Corp. Ltd.	24,158	275,150

		17,106,745

South Africa (0.3%)
Anglo American plc	105,286	3,180,519

South Korea (0.0%)†
Delivery Hero SE(m)*	13,410	496,608

Spain (2.2%)
Acciona SA	2,042	360,422
ACS Actividades de Construccion y Servicios SA(x)	20,400	456,532
Aena SME SA(m)*	6,073	628,391
Amadeus IT Group SA*	37,151	1,719,681
Banco Bilbao Vizcaya Argentaria SA	549,477	2,468,009
Banco Santander SA	1,423,578	3,308,749
CaixaBank SA	367,352	1,183,754
Cellnex Telecom SA(m)	44,952	1,385,931
EDP Renovaveis SA	22,985	472,400
Enagas SA	21,328	329,176
Endesa SA	27,356	410,072
Ferrovial SA	39,560	897,795
Grifols SA*	24,521	209,928
Iberdrola SA	492,911	4,582,286
Industria de Diseno Textil SA	90,061	1,860,246
Naturgy Energy Group SA	12,033	277,386
Red Electrica Corp. SA	33,965	520,209
Repsol SA	118,447	1,363,044
Siemens Gamesa Renewable Energy SA*	20,456	359,270
Telefonica SA	443,618	1,462,492

		24,255,773

Sweden (2.9%)
Alfa Laval AB	25,669	634,158
Assa Abloy AB, Class B	82,733	1,546,064
Atlas Copco AB, Class A	221,437	2,050,549
Atlas Copco AB, Class B	128,224	1,060,922
Boliden AB	22,234	687,631
Electrolux AB, Class B(x)	19,436	201,303
Embracer Group AB(x)*	49,204	291,663
Epiroc AB, Class A	55,315	791,208
Epiroc AB, Class B	31,401	394,947
EQT AB	24,256	466,636
Essity AB, Class B	50,235	991,599
Evolution AB(m)	15,124	1,191,052
Fastighets AB Balder, Class B*	50,937	201,320
Getinge AB, Class B	19,482	334,392
H & M Hennes & Mauritz AB, Class B(x)	60,935	563,163
Hexagon AB, Class B	160,184	1,485,109
Holmen AB, Class B	7,762	295,360
Husqvarna AB, Class B(x)	36,586	201,639
Industrivarden AB, Class C	12,403	247,022
Industrivarden AB, Class A	10,120	203,708
Indutrade AB	22,598	364,436
Investment AB Latour, Class B	11,654	191,244
Investor AB, Class A	41,828	640,073
Investor AB, Class B	150,167	2,188,947
Kinnevik AB, Class B*	19,846	259,321
L E Lundbergforetagen AB, Class B	6,175	222,006
Lifco AB, Class B	19,600	270,571
Nibe Industrier AB, Class B	124,832	1,108,372
Sagax AB, Class B	14,247	234,522
Sandvik AB	88,237	1,201,566
Securitas AB, Class B(x)	24,726	172,147
Skandinaviska Enskilda Banken AB, Class A	132,639	1,259,042
Skanska AB, Class B	29,349	364,785
SKF AB, Class B	30,936	413,675
Svenska Cellulosa AB SCA, Class B	51,108	648,132
Svenska Handelsbanken AB, Class A	120,880	987,777
Swedbank AB, Class A	74,405	972,824
Swedish Match AB	130,728	1,294,248
Swedish Orphan Biovitrum AB*	13,975	270,528
Tele2 AB, Class B(x)	47,000	405,384
Telefonaktiebolaget LM Ericsson, Class B(x)	240,163	1,398,645
Telia Co. AB	219,372	631,410
Volvo AB, Class A	17,452	258,469
Volvo AB, Class B	124,536	1,757,234
Volvo Car AB, Class B(x)*	48,597	209,582

		31,564,385

Switzerland (5.5%)
ABB Ltd. (Registered)	135,452	3,488,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Adecco Group AG (Registered)	13,818	$379,445
Alcon, Inc.	41,271	2,390,004
Bachem Holding AG, Class B	2,679	166,654
Baloise Holding AG (Registered)	3,918	499,478
Barry Callebaut AG (Registered)	290	545,279
Chocoladefabriken Lindt & Spruengli AG	87	840,637
Chocoladefabriken Lindt & Spruengli AG (Registered)	10	991,509
Cie Financiere Richemont SA (Registered)	43,048	4,039,336
Clariant AG (Registered)*	16,859	268,311
Credit Suisse Group AG (Registered)	219,757	866,086
EMS-Chemie Holding AG (Registered)	570	358,753
Geberit AG (Registered)	2,944	1,259,607
Givaudan SA (Registered)	763	2,300,380
Holcim AG*	45,851	1,870,618
Julius Baer Group Ltd.	18,226	793,074
Kuehne + Nagel International AG (Registered)	4,399	891,346
Logitech International SA (Registered)(x)	14,448	659,744
Lonza Group AG (Registered)	6,151	2,991,286
Novartis AG (Registered)	178,728	13,625,016
Partners Group Holding AG	1,872	1,503,905
Schindler Holding AG	3,423	530,971
Schindler Holding AG (Registered)	1,942	291,929
SGS SA (Registered)	532	1,136,372
SIG Group AG*	25,294	513,901
Sika AG (Registered)	12,033	2,409,587
Sonova Holding AG (Registered)	4,449	978,378
Straumann Holding AG (Registered)	9,219	839,014
Swatch Group AG (The)	2,417	542,809
Swatch Group AG (The) (Registered)	4,308	180,282
Swiss Life Holding AG (Registered)	2,606	1,148,183
Swiss Prime Site AG (Registered)	6,369	506,650
Swisscom AG (Registered)	2,157	1,007,466
Temenos AG (Registered)	5,544	373,305
UBS Group AG (Registered)	290,057	4,190,154
VAT Group AG(m)	2,304	465,147
Zurich Insurance Group AG	12,408	4,932,483

		60,775,120

United Arab Emirates (0.0%)
NMC Health plc(r)*	3,282	—

United Kingdom (10.9%)
3i Group plc	78,358	940,857
abrdn plc	169,087	256,943
Admiral Group plc	15,364	326,064
Ashtead Group plc	36,711	1,638,995
Associated British Foods plc	29,000	404,307
AstraZeneca plc	127,760	14,049,775
Auto Trader Group plc(m)	78,217	443,471
AVEVA Group plc	10,099	351,816
Aviva plc	237,490	1,020,067
BAE Systems plc	260,812	2,291,450
Barclays plc	1,381,330	2,202,276
Barratt Developments plc	86,011	325,809
Berkeley Group Holdings plc	9,250	339,065
BP plc	1,604,877	7,631,759
British American Tobacco plc	179,126	6,405,439
British Land Co. plc (The) (REIT)	69,610	268,613
BT Group plc	572,523	774,088
Bunzl plc	28,386	863,846
Burberry Group plc	32,891	655,883
CK Hutchison Holdings Ltd.	223,662	1,228,250
CNH Industrial NV	83,438	931,509
Coca-Cola Europacific Partners plc	17,315	737,965
Compass Group plc	147,119	2,940,793
Croda International plc	11,707	836,281
DCC plc	8,458	440,023
Diageo plc	188,956	7,920,232
Entain plc	47,970	576,058
Experian plc	76,039	2,229,252
Haleon plc*	418,330	1,294,351
Halma plc	30,915	696,111
Hargreaves Lansdown plc	28,824	276,662
HSBC Holdings plc	1,671,858	8,663,414
Imperial Brands plc	74,700	1,541,493
Informa plc	120,928	696,676
InterContinental Hotels Group plc	15,441	740,791
Intertek Group plc	13,140	540,587
J Sainsbury plc	139,705	269,830
JD Sports Fashion plc	200,334	218,807
Johnson Matthey plc	15,727	319,766
Just Eat Takeaway.com NV(m)*	14,850	226,405
Kingfisher plc	164,069	398,556
Land Securities Group plc (REIT)	56,020	322,199
Legal & General Group plc	492,574	1,178,734
Lloyds Banking Group plc	5,821,699	2,659,732
London Stock Exchange Group plc	27,177	2,291,660
M&G plc	207,715	382,405
Melrose Industries plc	353,403	394,584
National Grid plc	299,016	3,085,798
NatWest Group plc	436,301	1,088,851
Next plc	10,717	569,402
Ocado Group plc*	41,684	216,452
Pearson plc	55,871	535,455
Persimmon plc	26,523	365,141
Phoenix Group Holdings plc	59,729	347,751
Reckitt Benckiser Group plc	58,925	3,894,436
RELX plc (London Stock Exchange)	67,146	1,639,210
RELX plc (Turquoise Stock Exchange)	92,157	2,235,650
Rentokil Initial plc	151,188	798,333
Rolls-Royce Holdings plc*	701,234	538,896
Sage Group plc (The)	81,496	627,009
Schroders plc	63,147	273,394
Segro plc (REIT)	99,538	834,054
Severn Trent plc	20,288	530,356
Smith & Nephew plc	72,733	839,109
Smiths Group plc	32,846	550,484
Spirax-Sarco Engineering plc	5,956	684,168
SSE plc	88,074	1,493,299
St James’s Place plc	45,930	523,926
Standard Chartered plc	213,492	1,342,830
Taylor Wimpey plc	299,481	292,041
Tesco plc	630,535	1,443,748
Unilever plc (Cboe Europe)	138,922	6,126,964
Unilever plc (London Stock Exchange)	72,461	3,188,273
United Utilities Group plc	57,031	564,755
Vodafone Group plc	2,236,101	2,518,471
Whitbread plc	17,035	434,998
WPP plc	95,235	788,113

		120,515,016

United States (5.7%)
CyberArk Software Ltd.*	3,440	515,794
Ferguson plc	18,067	1,881,275
GSK plc	335,880	4,899,142
James Hardie Industries plc (CHDI)	36,872	718,116
Nestle SA (Registered)	232,565	25,182,049
QIAGEN NV*	19,129	804,981
Roche Holding AG	58,061	18,931,314

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Roche Holding AG CHF 1	2,211	$861,505
Schneider Electric SE	44,647	5,008,987
Stellantis NV (Euronext Paris)	92,875	1,097,436
Stellantis NV (Italian Stock Exchange)	88,533	1,045,463
Swiss Re AG	24,874	1,827,126
Tenaris SA	40,555	525,789

		63,298,977

Total Common Stocks (90.6%) (Cost $967,981,304)		1,003,517,509

	Number of Rights	Value (Note 1)
RIGHTS:
Sweden (0.0%)†
Securitas AB, expiring 10/11/22(x)* (Cost $41,378)	98,904	41,263

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.5%)
Banco Santander S.A., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $10,002,475, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/4/22-11/15/28; total market value $10,202,525.(xx)	$10,000,000	10,000,000
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $6,043,153, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $6,162,491.(xx)	6,041,658	6,041,658
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $4,702,924, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $5,151,435.(xx)	4,700,000	4,700,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $1,500,384, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $1,666,596.(xx)	1,500,000	1,500,000

Total Repurchase Agreements		27,241,658

Total Short-Term Investments (2.5%) (Cost $27,241,658)		27,241,658

Total Investments in Securities (93.1%) (Cost $995,264,340)		1,030,800,430
Other Assets Less Liabilities (6.9%)		76,403,714

Net Assets (100%)		$1,107,204,144

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $14,713,476 or 1.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $43,707,408. This was collateralized by $18,583,213 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/6/22 - 5/15/52 and by cash of $27,249,277 of which $27,241,658 was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Frank

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2022	Market Value	% of Net Assets
Financials	$176,602,518	15.9%
Industrials	151,051,299	13.6
Health Care	135,794,238	12.3
Consumer Staples	113,282,647	10.2
Consumer Discretionary	113,211,396	10.2
Information Technology	79,246,980	7.2
Materials	75,025,605	6.8
Energy	49,433,012	4.5
Communication Services	48,563,131	4.4
Utilities	33,667,536	3.0
Real Estate	27,680,410	2.5
Repurchase Agreements	27,241,658	2.5
Cash and Other	76,403,714	6.9

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,215	12/2022	EUR	39,473,719	(3,564,653)
FTSE 100 Index	322	12/2022	GBP	24,859,640	(1,975,899)
MSCI EAFE E-Mini Index	18	12/2022	USD	1,494,540	(195,965)
SPI 200 Index	93	12/2022	AUD	9,616,146	(766,933)
TOPIX Index	191	12/2022	JPY	24,229,669	(962,873)

					(7,466,323)

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation) ($)
USD	283,294	AUD	440,794	HSBC Bank plc	10/5/2022	1,340
EUR	2,892,977	USD	2,831,634	HSBC Bank plc	12/16/2022	19,993
USD	316,185	AUD	482,836	HSBC Bank plc	12/16/2022	6,946
USD	50,343,439	EUR	50,410,737	HSBC Bank plc	12/16/2022	653,230
USD	3,086,058	JPY	440,588,028	HSBC Bank plc	12/16/2022	16,240

Total unrealized appreciation						697,749

AUD	14,394,842	USD	9,795,258	HSBC Bank plc	12/16/2022	(575,875)
GBP	22,475,729	USD	25,900,243	HSBC Bank plc	12/16/2022	(777,340)
JPY	3,733,761,164	USD	26,814,771	HSBC Bank plc	12/16/2022	(799,611)
USD	894,156	GBP	801,605	HSBC Bank plc	12/16/2022	(1,861)

Total unrealized depreciation						(2,154,687)

Net unrealized depreciation						(1,456,938)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Australia	$—	$88,109,309	$—		$88,109,309
Austria	—	2,323,548	—		2,323,548
Belgium	—	8,276,455	—		8,276,455
Brazil	—	470,716	—		470,716
Chile	—	396,850	—		396,850
China	170,863	6,548,843	—		6,719,706
Denmark	—	26,635,324	—		26,635,324
Finland	—	12,643,187	—		12,643,187
France	—	104,327,104	—		104,327,104
Germany	—	74,989,958	—		74,989,958
Hong Kong	993,798	26,105,689	—		27,099,487
Ireland	471,133	5,839,095	—		6,310,228
Israel	2,233,208	5,608,110	—		7,841,318
Italy	—	19,270,784	—		19,270,784
Japan	—	228,617,653	226,004		228,843,657
Jordan	—	200,793	—		200,793
Luxembourg	—	1,539,483	—		1,539,483
Macau	—	1,528,347	—		1,528,347
Malta	—	—	—	(c)	— (c)
Netherlands	—	53,422,505	—		53,422,505
New Zealand	—	2,267,472	—		2,267,472
Norway	—	7,304,005	—		7,304,005
Portugal	—	1,804,130	—		1,804,130
Singapore	1,948,962	15,157,783	—		17,106,745
South Africa	—	3,180,519	—		3,180,519
South Korea	—	496,608	—		496,608
Spain	—	24,255,773	—		24,255,773
Sweden	—	31,564,385	—		31,564,385
Switzerland	—	60,775,120	—		60,775,120
United Arab Emirates	—	—	—	(c)	— (c)
United Kingdom	737,965	119,777,051	—		120,515,016
United States	515,794	62,783,183	—		63,298,977
Forward Currency Contracts	—	697,749	—		697,749
Rights
Sweden	—	41,263	—		41,263
Short-Term Investments
Repurchase Agreements	—	27,241,658	—		27,241,658

Total Assets	$7,071,723	$1,024,200,452	$226,004		$1,031,498,179

Liabilities:
Forward Currency Contracts	$—	$(2,154,687)	$—		$(2,154,687)
Futures	(7,466,323)	—	—		(7,466,323)

Total Liabilities	$(7,466,323)	$(2,154,687)	$—		$(9,621,010)

Total	$(394,600)	$1,022,045,765	$226,004		$1,021,877,169

(a)	A security with a market value of $213,927 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

(b)	A security with a market value of $226,004 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$280,771,301
Aggregate gross unrealized depreciation	(282,482,859)

Net unrealized depreciation	$(1,711,558)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,023,588,727

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.4%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	1,546,978	$23,730,642
Lumen Technologies, Inc.	206,064	1,500,146
Verizon Communications, Inc.	912,747	34,657,004

		59,887,792

Entertainment (1.3%)
Activision Blizzard, Inc.	154,347	11,474,156
Electronic Arts, Inc.	57,269	6,626,596
Live Nation Entertainment, Inc.*	30,028	2,283,329
Netflix, Inc.*	96,953	22,826,614
Take-Two Interactive Software, Inc.*	34,027	3,708,943
Walt Disney Co. (The)*	395,532	37,310,534
Warner Bros Discovery, Inc.*	488,503	5,617,785

		89,847,957

Interactive Media & Services (4.4%)
Alphabet, Inc., Class A*	1,299,834	124,329,122
Alphabet, Inc., Class C*	1,162,496	111,773,990
Match Group, Inc.*	61,628	2,942,737
Meta Platforms, Inc., Class A*	494,273	67,062,961
Twitter, Inc.*	145,775	6,390,776

		312,499,586

Media (0.7%)
Charter Communications, Inc., Class A*	24,034	7,290,714
Comcast Corp., Class A	954,788	28,003,932
DISH Network Corp., Class A*	47,252	653,495
Fox Corp., Class A	67,635	2,075,042
Fox Corp., Class B	26,355	751,117
Interpublic Group of Cos., Inc. (The)	84,223	2,156,109
News Corp., Class A	76,282	1,152,621
News Corp., Class B	31,258	481,999
Omnicom Group, Inc.	44,557	2,811,101
Paramount Global, Class B(x)	109,482	2,084,537

		47,460,667

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	130,507	17,510,124

Total Communication Services		527,206,126

Consumer Discretionary (10.7%)
Auto Components (0.1%)
Aptiv plc*	57,610	4,505,678
BorgWarner, Inc.	50,900	1,598,260

		6,103,938

Automobiles (2.4%)
Ford Motor Co.	853,315	9,557,128
General Motors Co.	315,062	10,110,340
Tesla, Inc.*	577,464	153,172,326

		172,839,794

Distributors (0.2%)
Genuine Parts Co.	30,656	4,577,554
LKQ Corp.	57,274	2,700,469
Pool Corp.	8,990	2,860,708

		10,138,731

Hotels, Restaurants & Leisure (1.7%)
Booking Holdings, Inc.*	8,609	14,146,395
Caesars Entertainment, Inc.*	47,817	1,542,576
Carnival Corp.(x)*	214,064	1,504,870
Chipotle Mexican Grill, Inc.*	6,042	9,079,676
Darden Restaurants, Inc.	25,597	3,233,413
Domino’s Pizza, Inc.	7,898	2,449,960
Expedia Group, Inc.*	34,036	3,188,833
Hilton Worldwide Holdings, Inc.	59,985	7,235,391
Las Vegas Sands Corp.*	71,907	2,697,951
Marriott International, Inc., Class A	59,409	8,325,577
McDonald’s Corp.	158,945	36,674,969
MGM Resorts International	69,256	2,058,288
Norwegian Cruise Line Holdings Ltd.(x)*	88,604	1,006,541
Royal Caribbean Cruises Ltd.*	46,714	1,770,461
Starbucks Corp.	250,354	21,094,828
Wynn Resorts Ltd.*	20,743	1,307,431
Yum! Brands, Inc.	61,621	6,552,777

		123,869,937

Household Durables (0.3%)
DR Horton, Inc.	69,380	4,672,743
Garmin Ltd.	34,169	2,744,112
Lennar Corp., Class A	54,312	4,048,960
Mohawk Industries, Inc.*	11,414	1,040,843
Newell Brands, Inc.	83,872	1,164,982
NVR, Inc.*	664	2,647,421
PulteGroup, Inc.	49,991	1,874,663
Whirlpool Corp.	11,909	1,605,452

		19,799,176

Internet & Direct Marketing Retail (3.1%)
Amazon.com, Inc.*	1,921,628	217,143,964
eBay, Inc.	119,536	4,400,120
Etsy, Inc.*	28,536	2,857,310

		224,401,394

Leisure Products (0.0%)†
Hasbro, Inc.	29,889	2,015,116

Multiline Retail (0.5%)
Dollar General Corp.	49,438	11,858,199
Dollar Tree, Inc.*	45,765	6,228,616
Target Corp.	101,215	15,019,294

		33,106,109

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	13,381	2,091,986
AutoZone, Inc.*	4,187	8,968,261
Bath & Body Works, Inc.	48,807	1,591,108
Best Buy Co., Inc.	42,089	2,665,917
CarMax, Inc.*	34,119	2,252,536
Home Depot, Inc. (The)	222,544	61,408,791
Lowe’s Cos., Inc.	138,570	26,024,832
O’Reilly Automotive, Inc.*	13,822	9,721,704
Ross Stores, Inc.	74,782	6,301,879
TJX Cos., Inc. (The)	253,782	15,764,938
Tractor Supply Co.	23,736	4,412,048
Ulta Beauty, Inc.*	11,310	4,537,459

		145,741,459

Textiles, Apparel & Luxury Goods (0.4%)
NIKE, Inc., Class B	274,165	22,788,595
Ralph Lauren Corp.	8,364	710,354
Tapestry, Inc.	51,256	1,457,208
VF Corp.	72,958	2,182,174

		27,138,331

Total Consumer Discretionary		765,153,985

Consumer Staples (6.3%)
Beverages (1.7%)
Brown-Forman Corp., Class B	40,222	2,677,579
Coca-Cola Co. (The)	843,075	47,229,062
Constellation Brands, Inc., Class A	34,265	7,869,985
Keurig Dr Pepper, Inc.	184,211	6,598,438
Molson Coors Beverage Co., Class B	39,494	1,895,317
Monster Beverage Corp.*	83,391	7,251,681
PepsiCo, Inc.	300,074	48,990,081

		122,512,143

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	96,193	45,429,068

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Kroger Co. (The)	139,484	$6,102,425
Sysco Corp.	109,574	7,747,977
Walgreens Boots Alliance, Inc.	159,025	4,993,385
Walmart, Inc.	309,041	40,082,618

		104,355,473

Food Products (1.0%)
Archer-Daniels-Midland Co.	121,595	9,782,318
Campbell Soup Co.	42,201	1,988,511
Conagra Brands, Inc.	106,188	3,464,914
General Mills, Inc.	130,131	9,969,336
Hershey Co. (The)	31,855	7,023,072
Hormel Foods Corp.	65,846	2,992,042
J M Smucker Co. (The)	23,071	3,170,186
Kellogg Co.	56,977	3,969,018
Kraft Heinz Co. (The)	172,697	5,759,445
Lamb Weston Holdings, Inc.	31,083	2,405,203
McCormick & Co., Inc. (Non-Voting)	53,745	3,830,406
Mondelez International, Inc., Class A	295,422	16,197,988
Tyson Foods, Inc., Class A	60,920	4,016,456

		74,568,895

Household Products (1.3%)
Church & Dwight Co., Inc.	53,570	3,827,041
Clorox Co. (The)	27,087	3,477,700
Colgate-Palmolive Co.	181,070	12,720,168
Kimberly-Clark Corp.	72,806	8,193,587
Procter & Gamble Co. (The)	518,461	65,455,701

		93,674,197

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	50,090	10,814,431

Tobacco (0.6%)
Altria Group, Inc.	391,241	15,798,311
Philip Morris International, Inc.	337,261	27,996,036

		43,794,347

Total Consumer Staples		449,719,486

Energy (4.2%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	219,359	4,597,765
Halliburton Co.	198,912	4,897,213
Schlumberger NV	305,433	10,965,045

		20,460,023

Oil, Gas & Consumable Fuels (3.9%)
APA Corp.	69,517	2,376,786
Chevron Corp.	390,441	56,094,659
ConocoPhillips	276,007	28,246,556
Coterra Energy, Inc.	170,543	4,454,583
Devon Energy Corp.	141,967	8,536,476
Diamondback Energy, Inc.	38,538	4,642,288
EOG Resources, Inc.	126,566	14,141,219
EQT Corp.	80,153	3,266,235
Exxon Mobil Corp.	903,587	78,892,181
Hess Corp.	59,251	6,457,767
Kinder Morgan, Inc.	431,010	7,172,006
Marathon Oil Corp.	146,907	3,317,160
Marathon Petroleum Corp.	108,107	10,738,268
Occidental Petroleum Corp.	161,566	9,928,231
ONEOK, Inc.	95,198	4,877,946
Phillips 66	103,960	8,391,651
Pioneer Natural Resources Co.	51,745	11,204,345
Valero Energy Corp.	85,417	9,126,806
Williams Cos., Inc. (The)	268,615	7,690,447

		279,555,610

Total Energy		300,015,633

Financials (10.0%)
Banks (3.4%)
Bank of America Corp.	1,515,647	45,772,539
Citigroup, Inc.	419,627	17,485,857
Citizens Financial Group, Inc.	108,799	3,738,334
Comerica, Inc.	28,906	2,055,217
Fifth Third Bancorp	148,256	4,738,262
First Republic Bank	40,345	5,267,040
Huntington Bancshares, Inc.	317,447	4,183,951
JPMorgan Chase & Co.	636,526	66,516,967
KeyCorp	205,615	3,293,952
M&T Bank Corp.	38,434	6,776,683
PNC Financial Services Group, Inc. (The)‡	88,019	13,151,799
Regions Financial Corp.	205,491	4,124,204
Signature Bank	13,590	2,052,090
SVB Financial Group*	12,452	4,181,132
Truist Financial Corp.	287,703	12,526,589
US Bancorp	292,157	11,779,770
Wells Fargo & Co.	823,985	33,140,677
Zions Bancorp NA	30,364	1,544,313

		242,329,376

Capital Markets (2.7%)
Ameriprise Financial, Inc.	22,952	5,782,756
Bank of New York Mellon Corp. (The)	160,591	6,185,965
BlackRock, Inc.‡	32,688	17,987,553
Cboe Global Markets, Inc.	23,306	2,735,425
Charles Schwab Corp. (The)	331,058	23,793,138
CME Group, Inc.	77,666	13,756,979
FactSet Research Systems, Inc.	7,956	3,183,275
Franklin Resources, Inc.	62,738	1,350,122
Goldman Sachs Group, Inc. (The)	74,215	21,748,706
Intercontinental Exchange, Inc.	120,635	10,899,372
Invesco Ltd.	98,627	1,351,190
MarketAxess Holdings, Inc.	8,034	1,787,485
Moody’s Corp.	33,944	8,252,126
Morgan Stanley	290,336	22,939,447
MSCI, Inc.	17,528	7,393,135
Nasdaq, Inc.	71,914	4,076,086
Northern Trust Corp.	46,646	3,991,032
Raymond James Financial, Inc.	43,427	4,291,456
S&P Global, Inc.	73,867	22,555,288
State Street Corp.	80,670	4,905,543
T. Rowe Price Group, Inc.	48,894	5,134,359

		194,100,438

Consumer Finance (0.5%)
American Express Co.	130,043	17,544,101
Capital One Financial Corp.	82,888	7,639,787
Discover Financial Services	59,226	5,384,828
Synchrony Financial	101,754	2,868,445

		33,437,161

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	391,721	104,597,342

Insurance (2.0%)
Aflac, Inc.	124,467	6,995,045
Allstate Corp. (The)	58,603	7,297,832
American International Group, Inc.	164,867	7,827,885
Aon plc, Class A	45,894	12,293,626
Arthur J Gallagher & Co.	45,393	7,772,190
Assurant, Inc.	10,705	1,555,115
Brown & Brown, Inc.	52,954	3,202,658
Chubb Ltd.	90,418	16,445,226
Cincinnati Financial Corp.	34,516	3,091,598
Everest Re Group Ltd.	8,020	2,104,769
Globe Life, Inc.	18,462	1,840,661

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc. (The)	70,597	$4,372,778
Lincoln National Corp.	32,213	1,414,473
Loews Corp.	44,001	2,193,010
Marsh & McLennan Cos., Inc.	108,458	16,191,695
MetLife, Inc.	145,112	8,819,907
Principal Financial Group, Inc.	48,516	3,500,429
Progressive Corp. (The)	126,385	14,687,201
Prudential Financial, Inc.	81,034	6,951,097
Travelers Cos., Inc. (The)	51,853	7,943,880
W R Berkley Corp.	44,576	2,878,718
Willis Towers Watson plc	23,696	4,761,474

		144,141,267

Total Financials		718,605,584

Health Care (13.8%)
Biotechnology (2.1%)
AbbVie, Inc.	383,431	51,460,275
Amgen, Inc.	116,381	26,232,277
Biogen, Inc.*	31,461	8,400,087
Gilead Sciences, Inc.	271,043	16,720,643
Incyte Corp.*	40,935	2,727,908
Moderna, Inc.*	72,942	8,625,392
Regeneron Pharmaceuticals, Inc.*	23,344	16,080,981
Vertex Pharmaceuticals, Inc.*	56,032	16,223,505

		146,471,068

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	380,414	36,808,859
ABIOMED, Inc.*	10,263	2,521,209
Align Technology, Inc.*	15,837	3,280,001
Baxter International, Inc.	108,807	5,860,345
Becton Dickinson and Co.	61,599	13,726,105
Boston Scientific Corp.*	308,914	11,964,239
Cooper Cos., Inc. (The)	10,912	2,879,677
Dentsply Sirona, Inc.	48,666	1,379,681
Dexcom, Inc.*	84,816	6,831,081
Edwards Lifesciences Corp.*	134,354	11,101,671
Hologic, Inc.*	55,065	3,552,794
IDEXX Laboratories, Inc.*	18,153	5,914,247
Intuitive Surgical, Inc.*	77,567	14,539,159
Medtronic plc	287,451	23,211,668
ResMed, Inc.	32,324	7,056,329
STERIS plc	21,105	3,509,339
Stryker Corp.	72,726	14,729,924
Teleflex, Inc.	10,466	2,108,480
Zimmer Biomet Holdings, Inc.	45,033	4,708,200

		175,683,008

Health Care Providers & Services (3.3%)
AmerisourceBergen Corp.	34,110	4,616,106
Cardinal Health, Inc.	58,296	3,887,177
Centene Corp.*	123,925	9,642,604
Cigna Corp.	66,153	18,355,473
CVS Health Corp.	285,539	27,231,854
DaVita, Inc.*	11,715	969,651
Elevance Health, Inc.	52,096	23,664,087
HCA Healthcare, Inc.	46,673	8,578,031
Henry Schein, Inc.*	28,897	1,900,556
Humana, Inc.	27,334	13,262,184
Laboratory Corp. of America Holdings	19,423	3,978,025
McKesson Corp.	30,794	10,465,957
Molina Healthcare, Inc.*	12,285	4,052,084
Quest Diagnostics, Inc.	26,384	3,237,053
UnitedHealth Group, Inc.	202,728	102,385,749
Universal Health Services, Inc., Class B	14,911	1,314,852

		237,541,443

Life Sciences Tools & Services (1.7%)
Agilent Technologies, Inc.	64,736	7,868,661
Bio-Rad Laboratories, Inc., Class A*	4,715	1,966,815
Bio-Techne Corp.	8,617	2,447,228
Charles River Laboratories International, Inc.*	11,156	2,195,501
Danaher Corp.	141,946	36,663,232
Illumina, Inc.*	34,619	6,604,959
IQVIA Holdings, Inc.*	39,910	7,229,297
Mettler-Toledo International, Inc.*	4,876	5,286,169
PerkinElmer, Inc.	27,259	3,280,075
Thermo Fisher Scientific, Inc.	84,978	43,099,992
Waters Corp.*	12,803	3,450,793
West Pharmaceutical Services, Inc.	15,587	3,835,649

		123,928,371

Pharmaceuticals (4.2%)
Bristol-Myers Squibb Co.	463,171	32,926,826
Catalent, Inc.*	38,595	2,792,734
Eli Lilly and Co.	171,128	55,334,239
Johnson & Johnson	570,034	93,120,754
Merck & Co., Inc.	549,241	47,300,635
Organon & Co.	56,057	1,311,734
Pfizer, Inc.	1,217,154	53,262,659
Viatris, Inc.	265,096	2,258,618
Zoetis, Inc.	101,698	15,080,797

		303,388,996

Total Health Care		987,012,886

Industrials (7.2%)
Aerospace & Defense (1.5%)
Boeing Co. (The)*	121,590	14,722,117
General Dynamics Corp.	48,757	10,344,773
Howmet Aerospace, Inc.	77,946	2,410,870
Huntington Ingalls Industries, Inc.	8,596	1,904,014
L3Harris Technologies, Inc.	41,555	8,636,376
Lockheed Martin Corp.	51,177	19,769,163
Northrop Grumman Corp.	31,575	14,850,354
Raytheon Technologies Corp.	318,812	26,097,950
Textron, Inc.	46,601	2,714,974
TransDigm Group, Inc.	11,205	5,880,608

		107,331,199

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	26,337	2,536,517
Expeditors International of Washington, Inc.	35,265	3,114,252
FedEx Corp.	52,576	7,805,959
United Parcel Service, Inc., Class B	158,704	25,637,044

		39,093,772

Airlines (0.2%)
Alaska Air Group, Inc.*	28,236	1,105,439
American Airlines Group, Inc.(x)*	139,403	1,678,412
Delta Air Lines, Inc.*	136,799	3,838,580
Southwest Airlines Co.*	128,737	3,970,249
United Airlines Holdings, Inc.*	71,679	2,331,718

		12,924,398

Building Products (0.4%)
A O Smith Corp.	30,355	1,474,646
Allegion plc	17,764	1,593,076
Carrier Global Corp.	183,295	6,517,970
Fortune Brands Home & Security, Inc.	27,670	1,485,602
Johnson Controls International plc	150,326	7,399,046
Masco Corp.	48,849	2,280,760
Trane Technologies plc	50,277	7,280,612

		28,031,712

Commercial Services & Supplies (0.5%)
Cintas Corp.	18,405	7,144,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Copart, Inc.*	46,914	$4,991,650
Republic Services, Inc.	44,622	6,070,377
Rollins, Inc.	48,317	1,675,633
Waste Management, Inc.	81,251	13,017,223

		32,899,520

Construction & Engineering (0.0%)†
Quanta Services, Inc.	30,939	3,941,319

Electrical Equipment (0.5%)
AMETEK, Inc.	49,897	5,658,819
Eaton Corp. plc	86,219	11,498,166
Emerson Electric Co.	128,357	9,398,300
Generac Holdings, Inc.*	14,403	2,565,750
Rockwell Automation, Inc.	24,814	5,337,739

		34,458,774

Industrial Conglomerates (0.7%)
3M Co.	120,029	13,263,205
General Electric Co.	237,841	14,724,736
Honeywell International, Inc.	145,929	24,365,765

		52,353,706

Machinery (1.5%)
Caterpillar, Inc.	114,088	18,719,559
Cummins, Inc.	31,134	6,336,080
Deere & Co.	60,326	20,142,248
Dover Corp.	31,152	3,631,700
Fortive Corp.	77,457	4,515,743
IDEX Corp.	15,832	3,164,025
Illinois Tool Works, Inc.	61,242	11,063,367
Ingersoll Rand, Inc.	89,953	3,891,367
Nordson Corp.	11,668	2,476,766
Otis Worldwide Corp.	91,193	5,818,113
PACCAR, Inc.	76,891	6,435,008
Parker-Hannifin Corp.	27,582	6,683,395
Pentair plc	36,641	1,488,724
Snap-on, Inc.	11,516	2,318,747
Stanley Black & Decker, Inc.	30,902	2,324,140
Westinghouse Air Brake Technologies Corp.	38,912	3,165,491
Xylem, Inc.	40,236	3,515,017

		105,689,490

Professional Services (0.4%)
CoStar Group, Inc.*	85,846	5,979,174
Equifax, Inc.	26,435	4,531,752
Jacobs Solutions, Inc.	27,223	2,953,423
Leidos Holdings, Inc.	29,665	2,594,798
Nielsen Holdings plc	79,096	2,192,541
Robert Half International, Inc.	23,386	1,789,029
Verisk Analytics, Inc.	34,370	5,861,116

		25,901,833

Road & Rail (0.8%)
CSX Corp.	462,994	12,334,160
JB Hunt Transport Services, Inc.	17,735	2,774,109
Norfolk Southern Corp.	50,604	10,609,129
Old Dominion Freight Line, Inc.	19,625	4,882,111
Union Pacific Corp.	135,709	26,438,827

		57,038,336

Trading Companies & Distributors (0.2%)
Fastenal Co.	127,646	5,876,822
United Rentals, Inc.*	14,787	3,994,264
WW Grainger, Inc.	9,853	4,819,989

		14,691,075

Total Industrials		514,355,134

Information Technology (24.1%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	53,437	6,032,503
Cisco Systems, Inc.	897,668	35,906,720
F5, Inc.*	13,755	1,990,761
Juniper Networks, Inc.	71,519	1,868,076
Motorola Solutions, Inc.	36,151	8,096,740

		53,894,800

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	129,035	8,640,184
CDW Corp.	29,197	4,557,068
Corning, Inc.	164,260	4,766,825
Keysight Technologies, Inc.*	38,804	6,106,197
TE Connectivity Ltd.	69,618	7,683,043
Teledyne Technologies, Inc.*	10,328	3,485,390
Trimble, Inc.*	51,761	2,809,069
Zebra Technologies Corp., Class A*	10,950	2,869,010

		40,916,786

IT Services (4.0%)
Accenture plc, Class A	137,632	35,412,714
Akamai Technologies, Inc.*	35,913	2,884,532
Automatic Data Processing, Inc.	90,270	20,418,171
Broadridge Financial Solutions, Inc.	26,098	3,766,463
Cognizant Technology Solutions Corp., Class A	112,620	6,468,893
DXC Technology Co.*	44,842	1,097,732
EPAM Systems, Inc.*	12,635	4,576,271
Fidelity National Information Services, Inc.	131,981	9,973,804
Fiserv, Inc.*	138,668	12,975,165
FleetCor Technologies, Inc.*	16,172	2,849,021
Gartner, Inc.*	17,017	4,708,434
Global Payments, Inc.	59,192	6,395,696
International Business Machines Corp.	196,077	23,295,908
Jack Henry & Associates, Inc.	16,081	2,931,084
Mastercard, Inc., Class A	184,909	52,577,025
Paychex, Inc.	69,374	7,784,456
PayPal Holdings, Inc.*	250,239	21,538,071
VeriSign, Inc.*	20,496	3,560,155
Visa, Inc., Class A	354,488	62,974,793

		286,188,388

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Micro Devices, Inc.*	350,173	22,186,961
Analog Devices, Inc.	113,082	15,756,846
Applied Materials, Inc.	188,560	15,448,721
Broadcom, Inc.	87,552	38,873,964
Enphase Energy, Inc.*	29,178	8,096,020
Intel Corp.	890,702	22,953,391
KLA Corp.	30,745	9,304,359
Lam Research Corp.	29,471	10,786,386
Microchip Technology, Inc.	119,916	7,318,474
Micron Technology, Inc.	237,423	11,894,892
Monolithic Power Systems, Inc.	9,845	3,577,673
NVIDIA Corp.	542,896	65,902,145
NXP Semiconductors NV	57,689	8,509,704
ON Semiconductor Corp.*	93,222	5,810,527
Qorvo, Inc.*	20,882	1,658,240
QUALCOMM, Inc.	243,708	27,534,130
Skyworks Solutions, Inc.	34,696	2,958,528
SolarEdge Technologies, Inc.*	12,566	2,908,526
Teradyne, Inc.	34,175	2,568,251
Texas Instruments, Inc.	197,946	30,638,082

		314,685,820

Software (7.8%)
Adobe, Inc.*	101,467	27,923,718
ANSYS, Inc.*	19,108	4,236,244
Autodesk, Inc.*	47,005	8,780,534
Cadence Design Systems, Inc.*	59,588	9,738,467
Ceridian HCM Holding, Inc.*	33,210	1,855,775
Fortinet, Inc.*	141,896	6,971,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Intuit, Inc.	61,112	$23,669,900
Microsoft Corp.	1,616,977	376,593,943
NortonLifeLock, Inc.	132,184	2,662,186
Oracle Corp.	329,337	20,112,610
Paycom Software, Inc.*	10,405	3,433,546
PTC, Inc.*	22,793	2,384,148
Roper Technologies, Inc.	23,365	8,402,989
Salesforce, Inc.*	216,046	31,076,057
ServiceNow, Inc.*	43,796	16,537,807
Synopsys, Inc.*	33,083	10,107,187
Tyler Technologies, Inc.*	9,068	3,151,130

		557,637,591

Technology Hardware, Storage & Peripherals (6.5%)
Apple, Inc.	3,275,248	452,639,274
Hewlett Packard Enterprise Co.	280,945	3,365,721
HP, Inc.	197,306	4,916,866
NetApp, Inc.	48,404	2,993,787
Seagate Technology Holdings plc	41,724	2,220,969
Western Digital Corp.*	64,490	2,099,149

		468,235,766

Total Information Technology		1,721,559,151

Materials (2.3%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	47,923	11,153,120
Albemarle Corp.	25,307	6,692,183
Celanese Corp.	21,612	1,952,428
CF Industries Holdings, Inc.	42,005	4,042,981
Corteva, Inc.	156,383	8,937,288
Dow, Inc.	152,925	6,717,995
DuPont de Nemours, Inc.	109,795	5,533,668
Eastman Chemical Co.	25,197	1,790,247
Ecolab, Inc.	53,702	7,755,643
FMC Corp.	27,083	2,862,673
International Flavors & Fragrances, Inc.	55,068	5,001,826
Linde plc	107,991	29,113,294
LyondellBasell Industries NV, Class A	55,314	4,164,038
Mosaic Co. (The)	74,857	3,617,839
PPG Industries, Inc.	50,830	5,626,373
Sherwin-Williams Co. (The)	50,789	10,399,048

		115,360,644

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	13,476	4,340,485
Vulcan Materials Co.	28,065	4,426,131

		8,766,616

Containers & Packaging (0.3%)
Amcor plc	330,257	3,543,658
Avery Dennison Corp.	18,292	2,976,108
Ball Corp.	67,750	3,273,680
International Paper Co.	78,595	2,491,461
Packaging Corp. of America	20,154	2,263,093
Sealed Air Corp.	29,201	1,299,737
Westrock Co.	53,343	1,647,765

		17,495,502

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	311,616	8,516,465
Newmont Corp.	171,413	7,204,488
Nucor Corp.	56,750	6,071,683

		21,792,636

Total Materials		163,415,398

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
Alexandria Real Estate Equities, Inc. (REIT)	31,896	4,471,500
American Tower Corp. (REIT)	101,264	21,741,381
AvalonBay Communities, Inc. (REIT)	30,860	5,684,103
Boston Properties, Inc. (REIT)	30,156	2,260,795
Camden Property Trust (REIT)	23,410	2,796,325
Crown Castle, Inc. (REIT)	93,573	13,525,977
Digital Realty Trust, Inc. (REIT)	62,828	6,231,281
Duke Realty Corp. (REIT)	84,307	4,063,597
Equinix, Inc. (REIT)	19,669	11,188,514
Equity Residential (REIT)	72,336	4,862,426
Essex Property Trust, Inc. (REIT)	13,854	3,355,855
Extra Space Storage, Inc. (REIT)	28,322	4,891,493
Federal Realty Investment Trust (REIT)	14,392	1,297,007
Healthpeak Properties, Inc. (REIT)	121,113	2,775,910
Host Hotels & Resorts, Inc. (REIT)	157,189	2,496,161
Invitation Homes, Inc. (REIT)	125,716	4,245,429
Iron Mountain, Inc. (REIT)	64,844	2,851,191
Kimco Realty Corp. (REIT)	140,637	2,589,127
Mid-America Apartment Communities, Inc. (REIT)	25,259	3,916,913
Prologis, Inc. (REIT)	159,963	16,252,241
Public Storage (REIT)	34,253	10,029,621
Realty Income Corp. (REIT)	133,897	7,792,805
Regency Centers Corp. (REIT)	34,367	1,850,663
SBA Communications Corp. (REIT)	23,301	6,632,630
Simon Property Group, Inc. (REIT)	70,345	6,313,464
UDR, Inc. (REIT)	67,388	2,810,754
Ventas, Inc. (REIT)	85,436	3,431,964
VICI Properties, Inc. (REIT)	207,306	6,188,084
Vornado Realty Trust (REIT)	38,821	899,094
Welltower, Inc. (REIT)	100,837	6,485,836
Weyerhaeuser Co. (REIT)	159,072	4,543,096

		178,475,237

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	68,040	4,593,380

Total Real Estate		183,068,617

Utilities (2.9%)
Electric Utilities (1.9%)
Alliant Energy Corp.	54,082	2,865,805
American Electric Power Co., Inc.	110,971	9,593,443
Constellation Energy Corp.	71,933	5,984,106
Duke Energy Corp.	166,367	15,475,458
Edison International	81,675	4,621,172
Entergy Corp.	43,947	4,422,387
Evergy, Inc.	50,760	3,015,144
Eversource Energy	74,524	5,809,891
Exelon Corp.	216,670	8,116,458
FirstEnergy Corp.	117,690	4,354,530
NextEra Energy, Inc.	426,979	33,479,423
NRG Energy, Inc.	54,331	2,079,247
PG&E Corp.*	348,987	4,362,338
Pinnacle West Capital Corp.	24,738	1,595,848
PPL Corp.	158,407	4,015,618
Southern Co. (The)	229,600	15,612,800
Xcel Energy, Inc.	117,693	7,532,352

		132,936,020

Gas Utilities (0.0%)†
Atmos Energy Corp.	30,495	3,105,916

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	146,817	3,318,064

Multi-Utilities (0.8%)
Ameren Corp.	56,920	4,584,906

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CenterPoint Energy, Inc.	136,017	$3,832,959
CMS Energy Corp.	63,150	3,677,856
Consolidated Edison, Inc.	78,152	6,702,316
Dominion Energy, Inc.	180,495	12,474,009
DTE Energy Co.	41,036	4,721,192
NiSource, Inc.	87,650	2,207,903
Public Service Enterprise Group, Inc.	107,884	6,066,317
Sempra Energy	67,857	10,174,479
WEC Energy Group, Inc.	67,251	6,014,257

		60,456,194

Water Utilities (0.1%)
American Water Works Co., Inc.	39,595	5,153,685

Total Utilities		204,969,879

Total Common Stocks (91.4%) (Cost $2,948,364,950)		6,535,081,879

SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	130,211,274	130,263,359

Total Investment Companies		131,263,359

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)†
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,072,800, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $1,093,985.(xx)	$1,072,534	1,072,534

Total Short-Term Investments (1.9%) (Cost $132,338,408)		132,335,893

Total Investments in Securities (93.3%) (Cost $3,080,703,358)		6,667,417,772
Other Assets Less Liabilities (6.7%)		478,995,734

Net Assets (100%)		$7,146,413,506

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $4,433,119. This was collateralized by $3,033,287 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 1/31/24 – 5/15/50 and by cash of $2,072,534 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	88,019	20,411,332	—	(2,498,861)	1,479,318	(6,239,990)	13,151,799	409,044	—
Capital Markets
BlackRock, Inc.	32,688	31,373,494	1,199,595	(2,562,349)	1,421,940	(13,445,127)	17,987,553	473,716	—

Total		51,784,826	1,199,595	(5,061,210)	2,901,258	(19,685,117)	31,139,352	882,760	—

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,045	12/2022	USD	188,178,375	(25,330,288)

					(25,330,288)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$527,206,126	$—	$—	$527,206,126
Consumer Discretionary	765,153,985	—	—	765,153,985
Consumer Staples	449,719,486	—	—	449,719,486
Energy	300,015,633	—	—	300,015,633
Financials	718,605,584	—	—	718,605,584
Health Care	987,012,886	—	—	987,012,886
Industrials	514,355,134	—	—	514,355,134
Information Technology	1,721,559,151	—	—	1,721,559,151
Materials	163,415,398	—	—	163,415,398
Real Estate	183,068,617	—	—	183,068,617
Utilities	204,969,879	—	—	204,969,879
Short-Term Investments
Investment Companies	131,263,359	—	—	131,263,359
Repurchase Agreement	—	1,072,534	—	1,072,534

Total Assets	$6,666,345,238	$1,072,534	$—	$6,667,417,772

Liabilities:
Futures	$(25,330,288)	$—	$—	$(25,330,288)

Total Liabilities	$(25,330,288)	$—	$—	$(25,330,288)

Total	$6,641,014,950	$1,072,534	$—	$6,642,087,484

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,845,387,311
Aggregate gross unrealized depreciation	(294,534,870)

Net unrealized appreciation	$3,550,852,441

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,091,235,043

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Diversified Telecommunication Services (0.5%)
Frontier Communications Parent, Inc.*	85,555	$2,004,554
Iridium Communications, Inc.*	48,898	2,169,604

		4,174,158

Entertainment (0.2%)
World Wrestling Entertainment, Inc., Class A	16,450	1,154,296

Interactive Media & Services (0.3%)
TripAdvisor, Inc.*	40,902	903,116
Ziff Davis, Inc.*	18,068	1,237,297

		2,140,413

Media (0.7%)
Cable One, Inc.	1,879	1,602,881
John Wiley & Sons, Inc., Class A	16,434	617,261
New York Times Co. (The), Class A	63,723	1,832,036
TEGNA, Inc.	86,002	1,778,522

		5,830,700

Total Communication Services		13,299,567

Consumer Discretionary (12.4%)
Auto Components (1.2%)
Adient plc*	36,132	1,002,663
Dana, Inc.	49,133	561,590
Fox Factory Holding Corp.*	16,114	1,274,295
Gentex Corp.	90,222	2,150,893
Goodyear Tire & Rubber Co. (The)*	108,749	1,097,277
Lear Corp.	22,865	2,736,712
Visteon Corp.*	10,830	1,148,630

		9,972,060

Automobiles (0.4%)
Harley-Davidson, Inc.	51,222	1,786,623
Thor Industries, Inc.	21,000	1,469,580

		3,256,203

Diversified Consumer Services (1.0%)
Graham Holdings Co., Class B	1,479	795,672
Grand Canyon Education, Inc.*	12,264	1,008,714
H&R Block, Inc.	61,460	2,614,508
Service Corp. International	60,721	3,506,031

		7,924,925

Hotels, Restaurants & Leisure (2.5%)
Boyd Gaming Corp.	31,529	1,502,357
Choice Hotels International, Inc.	11,170	1,223,338
Churchill Downs, Inc.	12,776	2,352,700
Cracker Barrel Old Country Store, Inc.	8,776	812,482
Light & Wonder, Inc.*	36,327	1,557,702
Marriott Vacations Worldwide Corp.	15,129	1,843,620
Papa John’s International, Inc.	12,679	887,657
Penn Entertainment, Inc.*	61,063	1,679,843
Texas Roadhouse, Inc.	25,745	2,246,509
Travel + Leisure Co.	32,281	1,101,428
Wendy’s Co. (The)	65,404	1,222,401
Wingstop, Inc.	11,441	1,434,930
Wyndham Hotels & Resorts, Inc.	34,785	2,134,060

		19,999,027

Household Durables (1.2%)
Helen of Troy Ltd.*	9,266	893,613
KB Home	32,535	843,307
Leggett & Platt, Inc.	51,072	1,696,612
Taylor Morrison Home Corp., Class A*	43,771	1,020,739
Tempur Sealy International, Inc.	66,313	1,600,796
Toll Brothers, Inc.	41,179	1,729,518
TopBuild Corp.*	12,469	2,054,642

		9,839,227

Leisure Products (1.1%)
Brunswick Corp.	28,640	1,874,488
Mattel, Inc.*	135,935	2,574,609
Polaris, Inc.	21,519	2,058,292
Topgolf Callaway Brands Corp.*	53,367	1,027,849
YETI Holdings, Inc.*	32,846	936,768

		8,472,006

Multiline Retail (0.6%)
Kohl’s Corp.	49,167	1,236,550
Macy’s, Inc.	103,875	1,627,722
Nordstrom, Inc.(x)	43,366	725,513
Ollie’s Bargain Outlet Holdings, Inc.*	22,245	1,147,842

		4,737,627

Specialty Retail (2.7%)
AutoNation, Inc.*	14,876	1,515,418
Dick’s Sporting Goods, Inc.(x)	21,915	2,293,186
Five Below, Inc.*	21,369	2,941,870
Foot Locker, Inc.	30,937	963,069
GameStop Corp., Class A(x)*	97,334	2,446,003
Gap, Inc. (The)	80,795	663,327
Lithia Motors, Inc., Class A	10,601	2,274,445
Murphy USA, Inc.	8,274	2,274,605
RH*	7,699	1,894,493
Victoria’s Secret & Co.*	31,994	931,665
Williams-Sonoma, Inc.	26,481	3,120,786

		21,318,867

Textiles, Apparel & Luxury Goods (1.7%)
Capri Holdings Ltd.*	53,157	2,043,355
Carter’s, Inc.	15,018	984,129
Columbia Sportswear Co.	13,630	917,299
Crocs, Inc.*	23,632	1,622,573
Deckers Outdoor Corp.*	10,217	3,193,936
Hanesbrands, Inc.(x)	132,908	925,040
PVH Corp.	25,787	1,155,258
Skechers USA, Inc., Class A*	51,779	1,642,430
Under Armour, Inc., Class A*	71,539	475,735
Under Armour, Inc., Class C*	76,868	458,133

		13,417,888

Total Consumer Discretionary		98,937,830

Consumer Staples (3.7%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	3,726	1,205,920
Celsius Holdings, Inc.*	15,439	1,400,008
Coca-Cola Consolidated, Inc.	1,790	736,997

		3,342,925

Food & Staples Retailing (1.5%)
BJ’s Wholesale Club Holdings, Inc.*	52,059	3,790,416
Casey’s General Stores, Inc.	14,307	2,897,454
Grocery Outlet Holding Corp.*	33,538	1,116,480
Performance Food Group Co.*	59,692	2,563,771
Sprouts Farmers Market, Inc.*	41,381	1,148,323

		11,516,444

Food Products (1.4%)
Darling Ingredients, Inc.*	61,760	4,085,424
Flowers Foods, Inc.	74,309	1,834,689
Ingredion, Inc.	25,232	2,031,681
Lancaster Colony Corp.	7,555	1,135,365
Pilgrim’s Pride Corp.*	17,491	402,643
Post Holdings, Inc.*	20,942	1,715,359

		11,205,161

Household Products (0.1%)
Energizer Holdings, Inc.	25,708	646,299

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.3%)
BellRing Brands, Inc.*	52,160	$1,075,018
Coty, Inc., Class A*	138,966	878,265
Nu Skin Enterprises, Inc., Class A	19,302	644,108

		2,597,391

Total Consumer Staples		29,308,220

Energy (3.6%)
Energy Equipment & Services (0.5%)
ChampionX Corp.	77,957	1,525,618
NOV, Inc.	151,254	2,447,290

		3,972,908

Oil, Gas & Consumable Fuels (3.1%)
Antero Midstream Corp.	130,006	1,193,455
CNX Resources Corp.*	72,959	1,133,053
DT Midstream, Inc.	37,163	1,928,388
Equitrans Midstream Corp.	166,666	1,246,662
HF Sinclair Corp.	55,950	3,012,348
Matador Resources Co.	43,577	2,131,787
Murphy Oil Corp.	56,147	1,974,690
PDC Energy, Inc.	37,089	2,143,373
Range Resources Corp.	95,423	2,410,385
Southwestern Energy Co.*	429,124	2,626,239
Targa Resources Corp.	87,248	5,264,545

		25,064,925

Total Energy		29,037,833

Financials (14.4%)
Banks (6.9%)
Associated Banc-Corp.	57,875	1,162,130
Bank of Hawaii Corp.	15,475	1,177,957
Bank OZK	42,827	1,694,236
Cadence Bank	59,106	1,501,883
Cathay General Bancorp	28,660	1,102,264
Commerce Bancshares, Inc.	42,012	2,779,514
Cullen/Frost Bankers, Inc.	24,696	3,265,305
East West Bancorp, Inc.	54,268	3,643,553
First Financial Bankshares, Inc.	50,502	2,112,499
First Horizon Corp.	206,651	4,732,308
FNB Corp.	135,070	1,566,812
Fulton Financial Corp.	64,887	1,025,215
Glacier Bancorp, Inc.	42,675	2,096,623
Hancock Whitney Corp.	33,010	1,512,188
Home BancShares, Inc.	73,529	1,655,138
International Bancshares Corp.	20,134	855,695
Old National Bancorp	112,403	1,851,277
PacWest Bancorp	45,647	1,031,622
Pinnacle Financial Partners, Inc.	29,386	2,383,204
Prosperity Bancshares, Inc.	35,126	2,342,202
Synovus Financial Corp.	55,889	2,096,396
Texas Capital Bancshares, Inc.*	19,211	1,134,025
UMB Financial Corp.	16,569	1,396,601
Umpqua Holdings Corp.	83,354	1,424,520
United Bankshares, Inc.	51,828	1,852,851
Valley National Bancorp	161,262	1,741,630
Washington Federal, Inc.	24,670	739,607
Webster Financial Corp.	67,714	3,060,673
Wintrust Financial Corp.	23,424	1,910,227

		54,848,155

Capital Markets (1.7%)
Affiliated Managers Group, Inc.	14,721	1,646,544
Evercore, Inc., Class A	13,869	1,140,725
Federated Hermes, Inc., Class B	32,609	1,080,010
Interactive Brokers Group, Inc., Class A	39,606	2,531,219
Janus Henderson Group plc	51,036	1,036,541
Jefferies Financial Group, Inc.	71,615	2,112,643
SEI Investments Co.	39,655	1,945,078
Stifel Financial Corp.	40,877	2,121,925

		13,614,685

Consumer Finance (0.5%)
Bread Financial Holdings, Inc.	18,849	592,801
FirstCash Holdings, Inc.	14,672	1,076,191
Navient Corp.	42,618	626,059
SLM Corp.	96,810	1,354,372

		3,649,423

Diversified Financial Services (0.3%)
Voya Financial, Inc.(x)	38,787	2,346,613

Insurance (4.1%)
Alleghany Corp.*	5,182	4,349,615
American Financial Group, Inc.	26,893	3,305,957
Brighthouse Financial, Inc.*	27,657	1,200,867
CNO Financial Group, Inc.	43,998	790,644
First American Financial Corp.	40,114	1,849,256
Hanover Insurance Group, Inc. (The)	13,645	1,748,470
Kemper Corp.	24,590	1,014,583
Kinsale Capital Group, Inc.	8,268	2,111,813
Old Republic International Corp.	110,321	2,309,019
Primerica, Inc.	14,423	1,780,519
Reinsurance Group of America, Inc.	25,805	3,246,527
RenaissanceRe Holdings Ltd.	16,831	2,362,904
RLI Corp.	15,719	1,609,311
Selective Insurance Group, Inc.	23,152	1,884,573
Unum Group	72,400	2,809,120

		32,373,178

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
Annaly Capital Management, Inc. (REIT)(x)	166,010	2,848,723

Thrifts & Mortgage Finance (0.6%)
Essent Group Ltd.	41,208	1,436,923
MGIC Investment Corp.	116,856	1,498,094
New York Community Bancorp, Inc.(x)	179,019	1,527,032

		4,462,049

Total Financials		114,142,826

Health Care (9.5%)
Biotechnology (1.6%)
Arrowhead Pharmaceuticals, Inc.*	40,651	1,343,516
Exelixis, Inc.*	123,264	1,932,780
Halozyme Therapeutics, Inc.*	53,018	2,096,332
Neurocrine Biosciences, Inc.*	36,831	3,911,820
United Therapeutics Corp.*	17,493	3,662,684

		12,947,132

Health Care Equipment & Supplies (3.5%)
Enovis Corp.*	18,729	862,845
Envista Holdings Corp.*	62,545	2,052,101
Globus Medical, Inc., Class A*	29,667	1,767,263
Haemonetics Corp.*	19,865	1,470,606
ICU Medical, Inc.*	7,680	1,156,608
Inari Medical, Inc.*	18,505	1,344,203
Integra LifeSciences Holdings Corp.*	28,289	1,198,322
LivaNova plc*	20,449	1,038,196
Masimo Corp.*	18,611	2,627,129
Neogen Corp.*	82,491	1,152,399
NuVasive, Inc.*	19,991	875,806
Omnicell, Inc.*	16,935	1,473,853
Penumbra, Inc.*	14,591	2,766,453
QuidelOrtho Corp.*	20,885	1,492,860
Shockwave Medical, Inc.*	13,823	3,843,762
STAAR Surgical Co.*	18,418	1,299,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Tandem Diabetes Care, Inc.*	24,860	$1,189,551

		27,611,347

Health Care Providers & Services (2.4%)
Acadia Healthcare Co., Inc.*	34,895	2,728,091
Amedisys, Inc.*	12,461	1,206,100
Chemed Corp.	5,740	2,505,854
Encompass Health Corp.	38,321	1,733,259
HealthEquity, Inc.*	32,422	2,177,786
LHC Group, Inc.*	11,906	1,948,536
Option Care Health, Inc.*	59,530	1,873,409
Patterson Cos., Inc.	32,848	789,009
Progyny, Inc.*	28,723	1,064,474
R1 RCM, Inc.*	53,332	988,242
Tenet Healthcare Corp.*	41,474	2,139,229

		19,153,989

Life Sciences Tools & Services (1.4%)
Azenta, Inc.	28,682	1,229,311
Bruker Corp.	38,866	2,062,230
Medpace Holdings, Inc.*	9,670	1,519,834
Repligen Corp.*	19,874	3,718,624
Sotera Health Co.*	37,240	253,977
Syneos Health, Inc.*	39,470	1,861,010

		10,644,986

Pharmaceuticals (0.6%)
Jazz Pharmaceuticals plc*	24,057	3,206,558
Perrigo Co. plc	51,678	1,842,837

		5,049,395

Total Health Care		75,406,849

Industrials (17.3%)
Aerospace & Defense (1.2%)
Axon Enterprise, Inc.*	26,004	3,009,963
Curtiss-Wright Corp.	14,778	2,056,507
Hexcel Corp.	32,259	1,668,435
Mercury Systems, Inc.*	21,898	889,059
Woodward, Inc.	23,169	1,859,544

		9,483,508

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	45,679	1,601,506

Airlines (0.1%)
JetBlue Airways Corp.*	122,898	814,814

Building Products (2.3%)
Builders FirstSource, Inc.*	60,105	3,541,387
Carlisle Cos., Inc.	19,919	5,585,487
Lennox International, Inc.	12,417	2,764,893
Owens Corning	37,062	2,913,444
Simpson Manufacturing Co., Inc.	16,499	1,293,521
Trex Co., Inc.*	42,463	1,865,824

		17,964,556

Commercial Services & Supplies (1.3%)
Brink’s Co. (The)	18,276	885,289
Clean Harbors, Inc.*	19,266	2,118,875
IAA, Inc.*	51,402	1,637,154
MillerKnoll, Inc.	29,515	460,434
MSA Safety, Inc.	14,218	1,553,743
Stericycle, Inc.*	35,321	1,487,367
Tetra Tech, Inc.	20,533	2,639,107

		10,781,969

Construction & Engineering (1.8%)
AECOM	53,780	3,676,939
Dycom Industries, Inc.*	11,295	1,079,011
EMCOR Group, Inc.	19,004	2,194,582
Fluor Corp.*	54,429	1,354,738
MasTec, Inc.*	21,908	1,391,158
MDU Resources Group, Inc.	78,215	2,139,180
Valmont Industries, Inc.	8,195	2,201,341

		14,036,949

Electrical Equipment (2.1%)
Acuity Brands, Inc.	12,598	1,983,807
EnerSys	15,654	910,593
Hubbell, Inc.	20,672	4,609,856
nVent Electric plc	63,940	2,021,143
Regal Rexnord Corp.	25,601	3,593,356
SunPower Corp.(x)*	32,292	744,008
Sunrun, Inc.*	82,311	2,270,961
Vicor Corp.*	8,658	512,034

		16,645,758

Machinery (4.0%)
AGCO Corp.	23,976	2,305,772
Chart Industries, Inc.*	13,810	2,545,873
Crane Holdings Co.	18,265	1,598,918
Donaldson Co., Inc.	47,550	2,330,425
Esab Corp.	17,735	591,640
Flowserve Corp.	50,098	1,217,381
Graco, Inc.	65,127	3,904,364
ITT, Inc.	31,848	2,080,948
Kennametal, Inc.	31,324	644,648
Lincoln Electric Holdings, Inc.	22,305	2,804,185
Middleby Corp. (The)*	20,751	2,659,656
Oshkosh Corp.	25,175	1,769,551
Terex Corp.	26,110	776,511
Timken Co. (The)	25,739	1,519,630
Toro Co. (The)	40,271	3,482,636
Watts Water Technologies, Inc., Class A	10,483	1,318,028

		31,550,166

Marine (0.2%)
Kirby Corp.*	23,068	1,401,842

Professional Services (1.6%)
ASGN, Inc.*	19,332	1,747,033
CACI International, Inc., Class A*	9,010	2,352,150
FTI Consulting, Inc.*	13,239	2,193,835
Insperity, Inc.	13,622	1,390,670
KBR, Inc.	53,546	2,314,258
ManpowerGroup, Inc.	19,926	1,289,013
Science Applications International Corp.	21,432	1,895,232

		13,182,191

Road & Rail (1.6%)
Avis Budget Group, Inc.*	11,106	1,648,797
Knight-Swift Transportation Holdings, Inc.	61,873	3,027,446
Landstar System, Inc.	14,028	2,025,222
Ryder System, Inc.	19,560	1,476,585
Saia, Inc.*	10,143	1,927,170
Werner Enterprises, Inc.	22,392	841,939
XPO Logistics, Inc.*	44,302	1,972,325

		12,919,484

Trading Companies & Distributors (0.9%)
GATX Corp.	13,594	1,157,529
MSC Industrial Direct Co., Inc., Class A	18,129	1,319,973
Univar Solutions, Inc.*	64,233	1,460,658
Watsco, Inc.	12,788	3,292,398

		7,230,558

Total Industrials		137,613,301

Information Technology (11.6%)
Communications Equipment (0.8%)
Calix, Inc.*	21,998	1,344,958
Ciena Corp.*	57,652	2,330,870

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Lumentum Holdings, Inc.*	26,511	$1,817,859
Viasat, Inc.*	29,698	897,771

		6,391,458

Electronic Equipment, Instruments & Components (2.7%)
Arrow Electronics, Inc.*	24,713	2,278,292
Avnet, Inc.	36,457	1,316,827
Belden, Inc.	16,762	1,006,055
Cognex Corp.	66,776	2,767,865
Coherent Corp.*	49,592	1,728,281
IPG Photonics Corp.*	12,761	1,076,390
Jabil, Inc.	52,973	3,057,072
Littelfuse, Inc.	9,507	1,888,946
National Instruments Corp.	50,982	1,924,061
Novanta, Inc.*	13,691	1,583,364
TD SYNNEX Corp.	16,317	1,324,777
Vishay Intertechnology, Inc.	50,215	893,325
Vontier Corp.	60,825	1,016,386

		21,861,641

IT Services (1.9%)
Concentrix Corp.	16,435	1,834,639
Euronet Worldwide, Inc.*	18,139	1,374,211
ExlService Holdings, Inc.*	12,656	1,864,988
Genpact Ltd.	65,008	2,845,400
Kyndryl Holdings, Inc.*	78,595	649,981
Maximus, Inc.	23,318	1,349,413
Sabre Corp.*	126,088	649,353
Western Union Co. (The)	148,398	2,003,373
WEX, Inc.*	17,012	2,159,503

		14,730,861

Semiconductors & Semiconductor Equipment (3.1%)
Amkor Technology, Inc.	38,090	649,435
Cirrus Logic, Inc.*	21,543	1,482,158
First Solar, Inc.*	38,177	5,049,672
Lattice Semiconductor Corp.*	52,881	2,602,274
MACOM Technology Solutions Holdings, Inc.*	19,678	1,019,124
MKS Instruments, Inc.	22,021	1,819,815
Power Integrations, Inc.	22,021	1,416,391
Semtech Corp.*	24,667	725,456
Silicon Laboratories, Inc.*	13,179	1,626,816
SiTime Corp.*	6,310	496,786
Synaptics, Inc.*	15,183	1,503,269
Universal Display Corp.	16,651	1,571,022
Wolfspeed, Inc.*	47,612	4,921,176

		24,883,394

Software (3.0%)
ACI Worldwide, Inc.*	43,542	910,028
Aspen Technology, Inc.*	11,144	2,654,501
Blackbaud, Inc.*	17,155	755,849
CommVault Systems, Inc.*	17,335	919,448
Dynatrace, Inc.*	77,459	2,696,348
Envestnet, Inc.*	13,933	618,625
Fair Isaac Corp.*	9,725	4,006,797
Manhattan Associates, Inc.*	24,153	3,213,074
NCR Corp.*	52,317	994,546
Paylocity Holding Corp.*	15,753	3,805,610
Qualys, Inc.*	13,444	1,873,959
Teradata Corp.*	39,589	1,229,634

		23,678,419

Technology Hardware, Storage & Peripherals (0.1%)
Xerox Holdings Corp.	43,136	564,219

Total Information Technology		92,109,992

Materials (6.0%)
Chemicals (2.2%)
Ashland, Inc.	19,181	1,821,620
Avient Corp.	32,919	997,446
Cabot Corp.	21,598	1,379,896
Chemours Co. (The)	59,739	1,472,566
Ingevity Corp.*	13,774	835,118
NewMarket Corp.	2,714	816,453
Olin Corp.	51,983	2,229,031
RPM International, Inc.	49,682	4,139,007
Scotts Miracle-Gro Co. (The)	15,296	653,904
Sensient Technologies Corp.	16,025	1,111,173
Valvoline, Inc.	68,171	1,727,453

		17,183,667

Construction Materials (0.2%)
Eagle Materials, Inc.	14,513	1,555,503

Containers & Packaging (0.8%)
AptarGroup, Inc.	25,162	2,391,145
Greif, Inc., Class A	10,201	607,674
Silgan Holdings, Inc.	32,258	1,356,126
Sonoco Products Co.	37,508	2,127,829

		6,482,774

Metals & Mining (2.6%)
Alcoa Corp.	69,290	2,332,301
Cleveland-Cliffs, Inc.*	199,214	2,683,413
Commercial Metals Co.	46,401	1,646,307
MP Materials Corp.*	35,551	970,542
Reliance Steel & Aluminum Co.	23,219	4,049,626
Royal Gold, Inc.	25,250	2,368,955
Steel Dynamics, Inc.	66,808	4,740,028
United States Steel Corp.	91,357	1,655,389
Worthington Industries, Inc.	11,634	443,721

		20,890,282

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	28,448	1,456,253

Total Materials		47,568,479

Real Estate (7.4%)
Equity Real Estate Investment Trusts (REITs) (7.1%)
Apartment Income REIT Corp. (REIT)	59,378	2,293,178
Brixmor Property Group, Inc. (REIT)	115,317	2,129,905
Corporate Office Properties Trust (REIT)	42,764	993,408
Cousins Properties, Inc. (REIT)	58,693	1,370,482
Douglas Emmett, Inc. (REIT)	67,289	1,206,492
EastGroup Properties, Inc. (REIT)	16,777	2,421,592
EPR Properties (REIT)	28,735	1,030,437
First Industrial Realty Trust, Inc. (REIT)	50,834	2,277,872
Healthcare Realty Trust, Inc. (REIT)	146,430	3,053,065
Highwoods Properties, Inc. (REIT)	40,270	1,085,679
Independence Realty Trust, Inc. (REIT)	84,636	1,415,960
JBG SMITH Properties (REIT)	38,326	712,097
Kilroy Realty Corp. (REIT)	40,338	1,698,633
Kite Realty Group Trust (REIT)	83,890	1,444,586
Lamar Advertising Co. (REIT), Class A	33,548	2,767,375
Life Storage, Inc. (REIT)	32,497	3,599,368
Macerich Co. (The) (REIT)	83,061	659,504
Medical Properties Trust, Inc. (REIT)	230,677	2,735,829
National Retail Properties, Inc. (REIT)	68,369	2,725,188
National Storage Affiliates Trust (REIT)	33,190	1,380,040
Omega Healthcare Investors, Inc. (REIT)	90,157	2,658,730

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Park Hotels & Resorts, Inc. (REIT)	86,588	$974,981
Pebblebrook Hotel Trust (REIT)	49,739	721,713
Physicians Realty Trust (REIT)	87,563	1,316,947
PotlatchDeltic Corp. (REIT)	31,542	1,294,484
Rayonier, Inc. (REIT)	56,166	1,683,295
Rexford Industrial Realty, Inc. (REIT)	65,879	3,425,708
Sabra Health Care REIT, Inc. (REIT)	88,202	1,157,210
SL Green Realty Corp. (REIT)(x)	24,922	1,000,868
Spirit Realty Capital, Inc. (REIT)	52,787	1,908,778
STORE Capital Corp. (REIT)	102,332	3,206,062

		56,349,466

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	18,453	2,787,694

Total Real Estate		59,137,160

Utilities (3.6%)
Electric Utilities (1.3%)
ALLETE, Inc.	21,738	1,087,987
Hawaiian Electric Industries, Inc.	41,908	1,452,531
IDACORP, Inc.	19,426	1,923,368
OGE Energy Corp.	77,099	2,811,030
PNM Resources, Inc.	32,831	1,501,362
Portland General Electric Co.	34,205	1,486,549

		10,262,827

Gas Utilities (1.3%)
National Fuel Gas Co.	35,193	2,166,129
New Jersey Resources Corp.	36,850	1,426,095
ONE Gas, Inc.	20,716	1,458,199
Southwest Gas Holdings, Inc.	23,740	1,655,865
Spire, Inc.	20,259	1,262,744
UGI Corp.	80,633	2,606,865

		10,575,897

Independent Power and Renewable Electricity Producers (0.2%)
Ormat Technologies, Inc.(x)	17,174	1,480,399

Multi-Utilities (0.3%)
Black Hills Corp.	24,879	1,685,054
NorthWestern Corp.	21,624	1,065,631

		2,750,685

Water Utilities (0.5%)
Essential Utilities, Inc.	91,840	3,800,339

Total Utilities		28,870,147

Total Common Stocks (91.2%) (Cost $630,961,109)		725,432,204

SHORT-TERM INVESTMENTS:
Investment Company (3.8%)
JPMorgan Prime Money Market Fund, IM Shares	29,629,952	29,641,804

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $2,942,509, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $3,000,617.(xx)	$2,941,781	2,941,781
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $3,802,364, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $4,164,990.(xx)	3,800,000	3,800,000

Total Repurchase Agreements		6,741,781

Total Short-Term Investments (4.6%) (Cost $36,384,593)		36,383,585

Total Investments in Securities (95.8%) (Cost $667,345,702)		761,815,789
Other Assets Less Liabilities (4.2%)		33,292,835

Net Assets (100%)		$795,108,624

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $11,328,974. This was collateralized by $5,107,785 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/6/22 – 5/15/52 and by cash of $6,741,781 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	51	12/2022	USD	11,261,820	(1,516,286)

					(1,516,286)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$13,299,567	$—	$—	$13,299,567
Consumer Discretionary	98,937,830	—	—	98,937,830
Consumer Staples	29,308,220	—	—	29,308,220
Energy	29,037,833	—	—	29,037,833
Financials	114,142,826	—	—	114,142,826
Health Care	75,406,849	—	—	75,406,849
Industrials	137,613,301	—	—	137,613,301
Information Technology	92,109,992	—	—	92,109,992
Materials	47,568,479	—	—	47,568,479
Real Estate	59,137,160	—	—	59,137,160
Utilities	28,870,147	—	—	28,870,147
Short-Term Investments
Investment Company	29,641,804	—	—	29,641,804
Repurchase Agreements	—	6,741,781	—	6,741,781

Total Assets	$755,074,008	$6,741,781	$—	$761,815,789

Liabilities:
Futures	$(1,516,286)	$—	$—	$(1,516,286)

Total Liabilities	$(1,516,286)	$—	$—	$(1,516,286)

Total	$753,557,722	$6,741,781	$—	$760,299,503

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,101,863
Aggregate gross unrealized depreciation	(79,422,431)

Net unrealized appreciation	$90,679,432

Federal income tax cost of investments in securities and derivative instruments, if applicable	$669,620,071

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	16,576	$592,095
ATN International, Inc.	14,178	546,845
Bandwidth, Inc., Class A*	31,051	369,507
Charge Enterprises, Inc.(x)*	149,102	262,420
Cogent Communications Holdings, Inc.	57,989	3,024,706
Consolidated Communications Holdings, Inc.*	97,265	404,622
EchoStar Corp., Class A*	42,153	694,260
Globalstar, Inc.(x)*	918,232	1,459,989
IDT Corp., Class B*	19,287	478,896
Iridium Communications, Inc.*	171,712	7,618,861
Liberty Latin America Ltd., Class A*	54,632	338,172
Liberty Latin America Ltd., Class C*	207,216	1,274,379
Ooma, Inc.*	29,513	363,010
Radius Global Infrastructure, Inc.*	100,685	948,453
Starry Group Holdings, Inc., Class A(x)*	28,927	43,101

		18,419,316

Entertainment (0.3%)
Cinemark Holdings, Inc.*	147,717	1,788,853
IMAX Corp.*	66,813	943,400
Liberty Media Corp.-Liberty Braves, Class A(x)*	13,323	375,043
Liberty Media Corp.-Liberty Braves, Class C*	51,116	1,405,690
Lions Gate Entertainment Corp., Class A(x)*	78,083	580,157
Lions Gate Entertainment Corp., Class B*	155,601	1,081,427
Madison Square Garden Entertainment Corp.*	34,982	1,542,356
Marcus Corp. (The)(x)	31,816	441,924
Playstudios, Inc.(x)*	111,517	389,194
Reservoir Media, Inc.(x)*	31,117	151,851
Skillz, Inc.(x)*	395,363	403,270

		9,103,165

Interactive Media & Services (0.7%)
Arena Group Holdings, Inc. (The)(x)*	12,712	166,527
Bumble, Inc., Class A*	116,299	2,499,266
Cargurus, Inc.*	137,586	1,949,594
Cars.com, Inc.*	91,759	1,055,228
DHI Group, Inc.*	59,977	322,676
Eventbrite, Inc., Class A*	105,258	639,969
EverQuote, Inc., Class A*	27,356	186,568
fuboTV, Inc.(x)*	233,838	830,125
Leafly Holdings, Inc.*	5,655	3,840
MediaAlpha, Inc., Class A(x)*	29,978	262,307
Outbrain, Inc.(x)*	61,282	223,679
QuinStreet, Inc.*	72,535	761,617
Shutterstock, Inc.	32,692	1,640,158
TrueCar, Inc.*	125,791	189,944
Vimeo, Inc.*	193,992	775,968
Vinco Ventures, Inc.(x)*	235,931	219,699
Wejo Group Ltd.(x)*	29,725	32,400
Yelp, Inc.*	92,716	3,144,000
Ziff Davis, Inc.*	60,760	4,160,845
ZipRecruiter, Inc., Class A*	107,722	1,777,413

		20,841,823

Media (0.8%)
AdTheorent Holding Co., Inc.(x)*	20,784	44,686
Advantage Solutions, Inc.(x)*	117,514	250,305
AMC Networks, Inc., Class A*	40,781	827,854
Audacy, Inc.*	169,230	65,340
Boston Omaha Corp., Class A*	28,086	647,101
Cardlytics, Inc.*	43,871	412,387
Clear Channel Outdoor Holdings, Inc.*	490,084	671,415
Cumulus Media, Inc., Class A*	22,425	157,648
Daily Journal Corp.*	1,656	424,582
Entravision Communications Corp., Class A	83,125	330,006
EW Scripps Co. (The), Class A*	81,096	913,952
Gambling.com Group Ltd.(x)*	15,149	115,132
Gannett Co., Inc.(x)*	187,132	286,312
Gray Television, Inc.	104,799	1,500,722
iHeartMedia, Inc., Class A*	162,513	1,191,220
Innovid Corp.(x)*	62,666	169,825
Integral Ad Science Holding Corp.*	51,477	372,693
John Wiley & Sons, Inc., Class A	57,906	2,174,949
Loyalty Ventures, Inc.*	30,236	36,586
Magnite, Inc.*	175,685	1,154,250
PubMatic, Inc., Class A*	57,287	952,683
Scholastic Corp.	37,228	1,145,133
Sinclair Broadcast Group, Inc., Class A	50,420	912,098
Stagwell, Inc.(x)*	104,776	728,193
TechTarget, Inc.*	36,769	2,176,725
TEGNA, Inc.	295,472	6,110,361
Thryv Holdings, Inc.*	34,259	782,133
Urban One, Inc.*	15,556	66,113
Urban One, Inc., Class A*	23,437	123,982
WideOpenWest, Inc.*	73,295	899,330

		25,643,716

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	43,828	531,195
KORE Group Holdings, Inc.(x)*	41,394	79,063
Shenandoah Telecommunications Co.	64,732	1,101,739
Telephone and Data Systems, Inc.	136,182	1,892,930
United States Cellular Corp.*	20,384	530,595

		4,135,522

Total Communication Services		78,143,542

Consumer Discretionary (9.3%)
Auto Components (1.2%)
Adient plc*	127,986	3,551,612
American Axle & Manufacturing Holdings, Inc.*	151,228	1,032,887
Dana, Inc.	174,046	1,989,346
Dorman Products, Inc.*	35,527	2,917,477
Fox Factory Holding Corp.*	57,190	4,522,585
Gentherm, Inc.*	44,658	2,220,842
Goodyear Tire & Rubber Co. (The)*	370,171	3,735,025
Holley, Inc.(x)*	69,316	280,730
LCI Industries	32,674	3,315,104
Luminar Technologies, Inc.(x)*	321,846	2,344,648
Modine Manufacturing Co.*	67,082	868,041
Motorcar Parts of America, Inc.*	25,166	383,027
Patrick Industries, Inc.	29,600	1,297,664
Solid Power, Inc.(x)*	147,997	778,464
Standard Motor Products, Inc.	27,807	903,728
Stoneridge, Inc.*	34,694	588,063
Tenneco, Inc., Class A*	111,259	1,934,794
Visteon Corp.*	37,505	3,977,780
XPEL, Inc.(m)*	29,031	1,870,758

		38,512,575

Automobiles (0.2%)
Canoo, Inc.(x)*	145,638	273,071

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Cenntro Electric Group Ltd.(x)*	234,560	$241,597
Faraday Future Intelligent Electric, Inc.(x)*	138,146	87,888
Fisker, Inc.(x)*	217,188	1,639,769
Lordstown Motors Corp.(x)*	208,095	380,814
Mullen Automotive, Inc.(x)*	227,910	74,709
Winnebago Industries, Inc.(x)	40,681	2,164,636
Workhorse Group, Inc.(x)*	205,080	588,580

		5,451,064

Distributors (0.0%)†
Funko, Inc., Class A*	41,876	846,733
Weyco Group, Inc.	7,955	161,804

		1,008,537

Diversified Consumer Services (0.9%)
2U, Inc.*	102,498	640,612
Adtalem Global Education, Inc.*	60,491	2,204,897
American Public Education, Inc.*	24,740	226,124
Beachbody Co., Inc. (The)(x)*	122,978	124,208
Carriage Services, Inc.	18,145	583,543
Chegg, Inc.*	167,693	3,533,292
Coursera, Inc.*	152,023	1,638,808
Duolingo, Inc.*	31,737	3,022,315
European Wax Center, Inc., Class A(x)	26,871	495,770
Frontdoor, Inc.*	111,597	2,275,463
Graham Holdings Co., Class B	4,771	2,566,703
Laureate Education, Inc., Class A	141,447	1,492,266
Nerdy, Inc.(x)*	65,877	139,000
OneSpaWorld Holdings Ltd.*	88,156	740,510
Perdoceo Education Corp.*	80,694	831,148
PowerSchool Holdings, Inc., Class A*	61,687	1,029,556
Rover Group, Inc.(x)*	131,781	440,149
StoneMor, Inc.*	43,165	148,056
Strategic Education, Inc.	31,015	1,904,631
Stride, Inc.*	54,737	2,300,596
Udemy, Inc.(x)*	98,680	1,193,041
Universal Technical Institute, Inc.*	45,157	245,654
Vivint Smart Home, Inc.(x)*	122,835	808,254
WW International, Inc.*	69,984	275,037

		28,859,633

Hotels, Restaurants & Leisure (2.1%)
Accel Entertainment, Inc.*	77,653	606,470
Bally’s Corp.(x)*	47,110	930,894
Biglari Holdings, Inc., Class B*	1,173	135,599
BJ’s Restaurants, Inc.*	30,569	729,071
Bloomin’ Brands, Inc.	114,486	2,098,528
Bluegreen Vacations Holding Corp.	14,227	235,030
Bowlero Corp.(x)*	53,418	657,576
Brinker International, Inc.*	58,900	1,471,322
Century Casinos, Inc.*	36,515	239,538
Cheesecake Factory, Inc. (The)(x)	67,083	1,964,190
Chuy’s Holdings, Inc.*	26,684	618,535
Cracker Barrel Old Country Store, Inc.	30,326	2,807,581
Dave & Buster’s Entertainment, Inc.*	58,072	1,801,974
Denny’s Corp.*	71,928	676,843
Dine Brands Global, Inc.	18,978	1,206,242
El Pollo Loco Holdings, Inc.*	28,634	255,415
Everi Holdings, Inc.*	118,473	1,921,632
F45 Training Holdings, Inc.(x)*	42,200	130,398
First Watch Restaurant Group, Inc.*	14,717	213,102
Full House Resorts, Inc.*	47,354	266,130
Golden Entertainment, Inc.*	25,722	897,441
Hilton Grand Vacations, Inc.*	117,117	3,851,978
Inspirato, Inc.*	13,298	31,383
Inspired Entertainment, Inc.*	33,661	297,227
International Game Technology plc	129,233	2,041,881
Jack in the Box, Inc.	28,141	2,084,404
Krispy Kreme, Inc.(x)	98,113	1,131,243
Kura Sushi USA, Inc., Class A*	6,786	499,314
Life Time Group Holdings, Inc.(x)*	56,732	553,137
Light & Wonder, Inc.*	125,379	5,376,252
Lindblad Expeditions Holdings, Inc.(x)*	41,743	282,183
Monarch Casino & Resort, Inc.*	17,723	994,969
NEOGAMES SA*	18,890	243,681
Noodles & Co., Class A*	58,863	276,656
ONE Group Hospitality, Inc. (The)*	28,283	187,799
Papa John’s International, Inc.	42,957	3,007,420
Portillo’s, Inc., Class A(x)*	26,816	528,007
RCI Hospitality Holdings, Inc.	11,722	765,915
Red Rock Resorts, Inc., Class A	67,437	2,310,392
Rush Street Interactive, Inc.*	81,871	301,285
Ruth’s Hospitality Group, Inc.	44,233	745,768
SeaWorld Entertainment, Inc.*	56,306	2,562,486
Shake Shack, Inc., Class A*	50,182	2,257,186
Sonder Holdings, Inc.(x)*	197,180	327,319
Sweetgreen, Inc., Class A(x)*	110,608	2,046,248
Target Hospitality Corp.(x)*	36,092	455,481
Texas Roadhouse, Inc.	89,246	7,787,606
Vacasa, Inc., Class A(x)*	116,045	356,258
Wingstop, Inc.	39,734	4,983,438
Xponential Fitness, Inc., Class A*	23,893	436,286

		66,586,713

Household Durables (1.4%)
Aterian, Inc.(x)*	97,115	120,423
Beazer Homes USA, Inc.*	37,827	365,787
Cavco Industries, Inc.*	11,656	2,398,338
Century Communities, Inc.	39,930	1,708,205
Dream Finders Homes, Inc., Class A(x)*	28,248	299,429
Ethan Allen Interiors, Inc.	30,209	638,618
GoPro, Inc., Class A*	175,888	867,128
Green Brick Partners, Inc.*	33,815	722,965
Helen of Troy Ltd.*	31,244	3,013,171
Hovnanian Enterprises, Inc., Class A*	7,407	264,430
Installed Building Products, Inc.	31,450	2,547,135
iRobot Corp.(x)*	35,983	2,026,922
KB Home	103,805	2,690,626
Landsea Homes Corp.*	14,399	68,683
La-Z-Boy, Inc.	55,168	1,245,142
Legacy Housing Corp.*	10,782	184,911
LGI Homes, Inc.*	26,760	2,177,461
Lifetime Brands, Inc.	16,995	115,056
Lovesac Co. (The)*	18,985	386,914
M.D.C. Holdings, Inc.	76,671	2,102,319
M/I Homes, Inc.*	38,181	1,383,298
Meritage Homes Corp.*	47,729	3,353,917
Purple Innovation, Inc.(x)*	72,687	294,382
Skyline Champion Corp.*	70,226	3,712,849
Snap One Holdings Corp.*	23,676	240,075
Sonos, Inc.*	172,053	2,391,537
Taylor Morrison Home Corp., Class A*	145,099	3,383,709
Traeger, Inc.*	41,969	118,353
Tri Pointe Homes, Inc.*	130,453	1,971,145
Tupperware Brands Corp.*	56,062	367,206
Universal Electronics, Inc.*	17,079	335,944
Vizio Holding Corp., Class A(x)*	93,544	817,574
Vuzix Corp.*	78,677	455,540
Weber, Inc., Class A(x)	36,437	239,391

		43,008,583

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	33,407	$216,811
1stdibs.com, Inc.(x)*	26,962	169,591
aka Brands Holding Corp.(x)*	12,787	18,541
BARK, Inc.(x)*	99,289	180,706
Boxed, Inc.(x)*	14,982	13,813
CarParts.com, Inc.*	68,578	354,548
ContextLogic, Inc., Class A(x)*	769,451	564,700
Duluth Holdings, Inc., Class B(x)*	17,338	122,060
Groupon, Inc.(x)*	31,108	247,620
Lands’ End, Inc.*	20,766	160,314
Liquidity Services, Inc.*	32,010	520,483
Lulu’s Fashion Lounge Holdings, Inc.(x)*	7,785	36,278
Overstock.com, Inc.(x)*	57,175	1,392,211
PetMed Express, Inc.(x)	27,208	531,100
Porch Group, Inc.(x)*	106,904	240,534
Poshmark, Inc., Class A(x)*	64,535	1,011,263
Quotient Technology, Inc.*	104,373	241,102
Qurate Retail, Inc.	472,004	948,728
RealReal, Inc. (The)*	120,000	180,000
Rent the Runway, Inc., Class A(x)*	66,735	146,817
Revolve Group, Inc.(x)*	55,392	1,201,453
RumbleON, Inc., Class B(x)*	12,627	213,649
Stitch Fix, Inc., Class A*	109,183	431,273
ThredUp, Inc., Class A(x)*	74,937	137,884
Vivid Seats, Inc., Class A(x)	29,832	228,513
Xometry, Inc., Class A(x)*	45,546	2,586,557

		12,096,549

Leisure Products (0.4%)
Acushnet Holdings Corp.	46,170	2,007,933
AMMO, Inc.(x)*	126,722	371,296
Clarus Corp.	35,111	472,945
Johnson Outdoors, Inc., Class A	7,018	360,094
Latham Group, Inc.*	56,960	204,486
Malibu Boats, Inc., Class A*	26,134	1,254,171
Marine Products Corp.	12,209	103,288
MasterCraft Boat Holdings, Inc.*	25,207	475,152
Smith & Wesson Brands, Inc.	56,247	583,281
Solo Brands, Inc., Class A(x)*	29,624	112,571
Sturm Ruger & Co., Inc.	23,455	1,191,280
Topgolf Callaway Brands Corp.*	188,613	3,632,686
Vista Outdoor, Inc.*	71,928	1,749,289

		12,518,472

Multiline Retail (0.1%)
Big Lots, Inc.(x)	40,180	627,210
Dillard’s, Inc., Class A(x)	5,434	1,482,178
Franchise Group, Inc.(x)	38,071	925,125

		3,034,513

Specialty Retail (2.1%)
Aaron’s Co., Inc. (The)	41,381	402,223
Abercrombie & Fitch Co., Class A*	67,539	1,050,232
Academy Sports & Outdoors, Inc.	109,768	4,630,014
American Eagle Outfitters, Inc.(x)	207,855	2,022,429
America’s Car-Mart, Inc.*	8,117	495,299
Arko Corp.(x)	107,689	1,011,200
Asbury Automotive Group, Inc.*	29,292	4,426,021
Bed Bath & Beyond, Inc.(x)*	107,431	654,255
Big 5 Sporting Goods Corp.(x)	27,195	292,074
Boot Barn Holdings, Inc.*	40,113	2,345,006
Buckle, Inc. (The)	40,053	1,268,078
Build-A-Bear Workshop, Inc.	20,887	278,424
Caleres, Inc.	45,737	1,107,750
Camping World Holdings, Inc., Class A(x)	52,295	1,324,109
Cato Corp. (The), Class A	25,579	244,024
Chico’s FAS, Inc.*	161,290	780,644
Children’s Place, Inc. (The)*	16,251	501,993
Citi Trends, Inc.*	11,516	178,613
Conn’s, Inc.*	23,939	169,488
Container Store Group, Inc. (The)*	42,623	208,853
Designer Brands, Inc., Class A	70,859	1,084,851
Destination XL Group, Inc.*	86,720	470,022
EVgo, Inc.(x)*	87,937	695,582
Express, Inc.*	76,472	83,355
Foot Locker, Inc.	108,834	3,388,002
Genesco, Inc.*	17,669	694,745
Group 1 Automotive, Inc.	20,164	2,880,831
GrowGeneration Corp.(x)*	78,304	274,064
Guess?, Inc.(x)	46,974	689,109
Haverty Furniture Cos., Inc.	21,843	543,891
Hibbett, Inc.	18,250	909,033
JOANN, Inc.(x)	16,795	111,183
LL Flooring Holdings, Inc.*	40,219	278,718
MarineMax, Inc.*	27,951	832,660
Monro, Inc.	41,377	1,798,244
Murphy USA, Inc.	28,637	7,872,598
National Vision Holdings, Inc.*	104,535	3,413,068
ODP Corp. (The)*	55,322	1,944,568
OneWater Marine, Inc., Class A*	15,361	462,520
Party City Holdco, Inc.(x)*	148,169	234,107
Rent-A-Center, Inc.	71,566	1,253,121
Sally Beauty Holdings, Inc.*	144,387	1,819,276
Shoe Carnival, Inc.	23,675	507,592
Signet Jewelers Ltd.	60,403	3,454,448
Sleep Number Corp.*	29,699	1,004,123
Sonic Automotive, Inc., Class A	25,833	1,118,569
Sportsman’s Warehouse Holdings, Inc.*	58,978	489,517
Tile Shop Holdings, Inc.	40,933	144,084
Tilly’s, Inc., Class A	30,389	210,292
Torrid Holdings, Inc.(x)*	24,499	102,161
TravelCenters of America, Inc.*	16,738	902,680
Urban Outfitters, Inc.*	82,478	1,620,693
Volta, Inc.(x)*	160,320	193,987
Warby Parker, Inc., Class A(x)*	112,615	1,502,284
Winmark Corp.	3,289	711,542
Zumiez, Inc.*	21,359	459,859

		67,546,108

Textiles, Apparel & Luxury Goods (0.5%)
Allbirds, Inc., Class A(x)*	132,446	402,636
Crocs, Inc.*	80,517	5,528,297
Ermenegildo Zegna NV(x)	63,761	685,431
Fossil Group, Inc.*	67,898	232,211
G-III Apparel Group Ltd.*	58,701	877,580
Kontoor Brands, Inc.	73,223	2,461,025
Movado Group, Inc.	20,609	580,762
Oxford Industries, Inc.	19,712	1,769,743
PLBY Group, Inc.(x)*	38,637	155,707
Rocky Brands, Inc.	9,917	198,935
Steven Madden Ltd.	102,576	2,735,702
Superior Group of Cos., Inc.	16,655	147,896
Unifi, Inc.*	18,714	177,970
Wolverine World Wide, Inc.	100,261	1,543,017

		17,496,912

Total Consumer Discretionary		296,119,659

Consumer Staples (3.2%)
Beverages (0.5%)
Celsius Holdings, Inc.*	73,731	6,685,927
Coca-Cola Consolidated, Inc.	6,332	2,607,074
Duckhorn Portfolio, Inc. (The)*	51,456	742,510
MGP Ingredients, Inc.(x)	19,003	2,017,359
National Beverage Corp.	29,759	1,146,912
Primo Water Corp.	212,436	2,666,072

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Vintage Wine Estates, Inc.(x)*	45,632	$126,401
Vita Coco Co., Inc. (The)(x)*	40,060	456,283

		16,448,538

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	43,876	1,361,472
Chefs’ Warehouse, Inc. (The)*	45,970	1,331,751
Fresh Market, Inc. (The)(r)*	62,407	—
HF Foods Group, Inc.(x)*	48,544	187,865
Ingles Markets, Inc., Class A	17,831	1,412,394
Natural Grocers by Vitamin Cottage, Inc.	12,264	132,329
PriceSmart, Inc.	33,172	1,910,375
Rite Aid Corp.(x)*	74,004	366,320
SpartanNash Co.	47,998	1,392,902
Sprouts Farmers Market, Inc.*	142,450	3,952,988
United Natural Foods, Inc.*	78,349	2,692,855
Village Super Market, Inc., Class A	11,321	218,835
Weis Markets, Inc.	22,056	1,571,269

		16,531,355

Food Products (1.1%)
Alico, Inc.	8,450	238,628
AppHarvest, Inc.(x)*	98,314	193,679
B&G Foods, Inc.(x)	91,688	1,511,935
Benson Hill, Inc.(x)*	236,402	647,741
Beyond Meat, Inc.(x)*	82,771	1,172,865
BRC, Inc., Class A(x)*	32,550	251,612
Calavo Growers, Inc.	22,950	728,662
Cal-Maine Foods, Inc.	51,114	2,841,427
Fresh Del Monte Produce, Inc.	41,139	956,070
Hain Celestial Group, Inc. (The)*	101,371	1,711,142
Hostess Brands, Inc.*	180,510	4,195,052
J & J Snack Foods Corp.	20,495	2,653,488
John B Sanfilippo & Son, Inc.	12,224	925,724
Lancaster Colony Corp.	26,213	3,939,290
Landec Corp.*	34,777	309,168
Local Bounti Corp.(x)*	24,300	69,012
Mission Produce, Inc.*	54,030	781,274
Seneca Foods Corp., Class A*	6,282	316,864
Simply Good Foods Co. (The)*	121,408	3,883,842
Sovos Brands, Inc.*	38,689	550,931
SunOpta, Inc.*	131,655	1,198,061
Tattooed Chef, Inc.(x)*	63,332	315,393
Tootsie Roll Industries, Inc.	21,120	702,874
TreeHouse Foods, Inc.*	68,567	2,908,612
Utz Brands, Inc.(x)	88,593	1,337,754
Vital Farms, Inc.*	40,264	481,960
Whole Earth Brands, Inc.*	54,091	207,709

		35,030,769

Household Products (0.3%)
Central Garden & Pet Co.*	13,643	491,693
Central Garden & Pet Co., Class A*	50,737	1,733,176
Energizer Holdings, Inc.	86,642	2,178,180
WD-40 Co.	18,415	3,236,252

		7,639,301

Personal Products (0.7%)
Beauty Health Co. (The)*	134,463	1,585,319
BellRing Brands, Inc.*	173,750	3,580,987
Edgewell Personal Care Co.	67,821	2,536,505
elf Beauty, Inc.*	66,069	2,485,516
Herbalife Nutrition Ltd.*	129,635	2,578,440
Honest Co., Inc. (The)*	114,038	399,133
Inter Parfums, Inc.	23,973	1,809,003
Medifast, Inc.	14,248	1,543,913
Nature’s Sunshine Products, Inc.*	20,349	167,676
Nu Skin Enterprises, Inc., Class A	67,551	2,254,177
Thorne HealthTech, Inc.(x)*	22,524	106,539
USANA Health Sciences, Inc.*	15,143	848,765
Veru, Inc.(x)*	87,600	1,009,152

		20,905,125

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	218,530	202,643
Turning Point Brands, Inc.	21,661	459,863
Universal Corp.	32,413	1,492,295
Vector Group Ltd.	186,488	1,642,959

		3,797,760

Total Consumer Staples		100,352,848

Energy (5.6%)
Energy Equipment & Services (1.5%)
Archrock, Inc.	184,407	1,183,893
Borr Drilling Ltd.(x)*	226,402	751,655
Bristow Group, Inc.*	32,516	763,801
Cactus, Inc., Class A	79,603	3,059,143
ChampionX Corp.	275,474	5,391,026
Diamond Offshore Drilling, Inc.(x)*	139,495	924,852
DMC Global, Inc.*	24,910	398,062
Dril-Quip, Inc.*	47,077	918,943
Expro Group Holdings NV*	106,687	1,359,192
Helix Energy Solutions Group, Inc.*	191,902	740,742
Helmerich & Payne, Inc.	138,597	5,123,931
Liberty Energy, Inc., Class A*	192,471	2,440,532
Nabors Industries Ltd.*	12,357	1,253,618
National Energy Services Reunited Corp.*	53,289	316,537
Newpark Resources, Inc.*	120,105	302,665
NexTier Oilfield Solutions, Inc.*	236,781	1,752,179
Noble Corp. plc*	98,188	2,904,401
Oceaneering International, Inc.*	133,541	1,062,986
Oil States International, Inc.*	81,404	316,662
Patterson-UTI Energy, Inc.	289,212	3,377,996
ProFrac Holding Corp., Class A(x)*	4,820	73,312
ProPetro Holding Corp.*	117,070	942,414
RPC, Inc.	100,225	694,559
Select Energy Services, Inc., Class A*	96,254	670,890
Solaris Oilfield Infrastructure, Inc., Class A	41,591	389,292
TETRA Technologies, Inc.*	163,202	585,895
Tidewater, Inc.*	51,606	1,119,850
US Silica Holdings, Inc.*	98,607	1,079,747
Valaris Ltd.*	82,131	4,019,491
Weatherford International plc*	95,289	3,076,882

		46,995,148

Oil, Gas & Consumable Fuels (4.1%)
Aemetis, Inc.(x)*	33,588	205,559
Alto Ingredients, Inc.*	95,106	346,186
Amplify Energy Corp.(x)*	45,043	295,932
Arch Resources, Inc.	19,980	2,369,628
Archaea Energy, Inc.*	80,327	1,446,689
Ardmore Shipping Corp.*	49,966	456,190
Battalion Oil Corp.*	3,251	38,687
Berry Corp.	107,507	806,302
Brigham Minerals, Inc., Class A	68,745	1,695,939
California Resources Corp.	100,725	3,870,862
Callon Petroleum Co.*	66,349	2,322,878
Centrus Energy Corp., Class A(x)*	14,560	596,669
Chord Energy Corp.	54,989	7,520,846
Civitas Resources, Inc.	99,421	5,705,771
Clean Energy Fuels Corp.*	230,709	1,231,986
CNX Resources Corp.*	246,187	3,823,284
Comstock Resources, Inc.*	122,778	2,122,832
CONSOL Energy, Inc.	46,274	2,976,344
Crescent Energy Co., Class A(x)	44,245	595,980
CVR Energy, Inc.	39,676	1,149,810

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Delek US Holdings, Inc.	95,775	$2,599,333
Denbury, Inc.*	66,468	5,733,530
DHT Holdings, Inc.	190,066	1,436,899
Dorian LPG Ltd.	43,244	586,821
Earthstone Energy, Inc., Class A(x)*	56,404	694,897
Empire Petroleum Corp.(x)*	9,254	121,690
Energy Fuels, Inc.(x)*	210,495	1,288,229
Equitrans Midstream Corp.	544,143	4,070,190
Excelerate Energy, Inc., Class A	25,007	585,164
FLEX LNG Ltd.(x)	38,439	1,217,363
Frontline Ltd.(x)	167,773	1,833,759
Gevo, Inc.(x)*	256,338	584,451
Golar LNG Ltd.*	134,575	3,353,609
Green Plains, Inc.*	53,568	1,557,222
Gulfport Energy Corp.*	14,629	1,291,594
HighPeak Energy, Inc.(x)	9,418	203,994
International Seaways, Inc.(x)	66,427	2,333,581
Kinetik Holdings, Inc.(x)	23,171	754,911
Kosmos Energy Ltd.*	612,965	3,169,029
Laredo Petroleum, Inc.*	23,097	1,451,646
Magnolia Oil & Gas Corp., Class A	224,944	4,456,141
Matador Resources Co.	148,262	7,252,977
Murphy Oil Corp.	198,711	6,988,666
NACCO Industries, Inc., Class A	4,787	225,133
NextDecade Corp.(x)*	39,617	238,494
Nordic American Tankers Ltd.	259,810	693,693
Northern Oil and Gas, Inc.	88,794	2,433,844
Par Pacific Holdings, Inc.*	68,650	1,126,546
PBF Energy, Inc., Class A*	127,482	4,482,267
Peabody Energy Corp.(x)*	158,721	3,939,455
Permian Resources Corp.*	277,371	1,886,123
Ranger Oil Corp.	28,458	895,004
REX American Resources Corp.*	21,360	596,371
Riley Exploration Permian, Inc.(x)	14,071	267,068
Ring Energy, Inc.(x)*	109,479	253,991
SandRidge Energy, Inc.*	27,542	449,210
Scorpio Tankers, Inc.	64,075	2,693,713
SFL Corp. Ltd.	155,750	1,418,882
SilverBow Resources, Inc.(x)*	14,827	398,550
Sitio Royalties Corp.(x)	14,522	321,081
SM Energy Co.	160,185	6,024,558
Talos Energy, Inc.*	90,132	1,500,698
Teekay Corp.*	100,521	360,870
Teekay Tankers Ltd., Class A*	30,818	848,728
Tellurian, Inc.(x)*	687,843	1,643,945
Uranium Energy Corp.(x)*	408,002	1,428,007
Ur-Energy, Inc.(x)*	261,890	285,460
VAALCO Energy, Inc.(x)	83,369	363,489
Vertex Energy, Inc.(x)*	75,847	472,527
W&T Offshore, Inc.*	120,419	705,655
World Fuel Services Corp.	85,991	2,015,629

		131,113,061

Total Energy		178,108,209

Financials (15.7%)
Banks (9.2%)
1st Source Corp.	22,679	1,050,038
ACNB Corp.	11,388	342,096
Allegiance Bancshares, Inc.	25,245	1,050,949
Amalgamated Financial Corp.	15,266	344,248
Amerant Bancorp, Inc.	37,849	940,169
American National Bankshares, Inc.	14,008	447,556
Ameris Bancorp	87,063	3,892,587
Arrow Financial Corp.	29,396	847,198
Associated Banc-Corp.	198,019	3,976,222
Atlantic Union Bankshares Corp.	100,970	3,067,469
Banc of California, Inc.	73,485	1,173,555
BancFirst Corp.	26,504	2,371,313
Bancorp, Inc. (The)*	72,612	1,596,012
Bank First Corp.(x)	8,771	670,806
Bank of Marin Bancorp	21,120	632,544
Bank of NT Butterfield & Son Ltd. (The)	67,356	2,186,376
BankUnited, Inc.	103,435	3,534,374
Bankwell Financial Group, Inc.	7,595	221,090
Banner Corp.	43,894	2,593,258
Bar Harbor Bankshares	22,200	588,744
BayCom Corp.	17,323	304,538
BCB Bancorp, Inc.	19,372	326,031
Berkshire Hills Bancorp, Inc.	60,464	1,650,667
Blue Ridge Bankshares, Inc.	25,107	319,110
Brookline Bancorp, Inc.	100,271	1,168,157
Business First Bancshares, Inc.	28,538	614,423
Byline Bancorp, Inc.	33,153	671,348
Cadence Bank	227,064	5,769,696
Cambridge Bancorp	9,916	790,702
Camden National Corp.	19,759	841,733
Capital Bancorp, Inc.	13,341	308,177
Capital City Bank Group, Inc.	20,320	632,155
Capstar Financial Holdings, Inc.	27,833	515,745
Carter Bankshares, Inc.*	34,878	561,536
Cathay General Bancorp	95,967	3,690,891
CBTX, Inc.	25,770	753,772
Central Pacific Financial Corp.	32,457	671,535
Citizens & Northern Corp.	20,489	495,424
City Holding Co.	17,185	1,524,138
Civista Bancshares, Inc.	19,906	413,249
CNB Financial Corp.	24,181	569,946
Coastal Financial Corp.*	13,987	555,843
Colony Bankcorp, Inc.(x)	22,063	287,481
Columbia Banking System, Inc.	104,180	3,009,760
Community Bank System, Inc.	68,548	4,118,364
Community Trust Bancorp, Inc.	18,571	753,054
ConnectOne Bancorp, Inc.	53,759	1,239,683
CrossFirst Bankshares, Inc.*	63,361	826,861
Customers Bancorp, Inc.*	40,585	1,196,446
CVB Financial Corp.	176,867	4,478,272
Dime Community Bancshares, Inc.	41,156	1,205,048
Eagle Bancorp, Inc.	41,968	1,881,006
Eastern Bankshares, Inc.	206,229	4,050,338
Enterprise Bancorp, Inc.	14,420	431,302
Enterprise Financial Services Corp.	47,637	2,097,933
Equity Bancshares, Inc., Class A	20,710	613,637
Esquire Financial Holdings, Inc.	9,333	350,454
Farmers & Merchants Bancorp, Inc.(x)	16,326	438,680
Farmers National Banc Corp.	44,186	578,395
FB Financial Corp.	48,866	1,867,170
Financial Institutions, Inc.	20,997	505,398
First Bancorp (Nasdaq Stock Exchange)	40,773	1,491,476
First Bancorp (Quotrix Stock Exchange)	245,542	3,359,015
First Bancorp, Inc. (The)	13,769	379,336
First Bancshares, Inc. (The)	26,943	804,787
First Bank	20,896	285,648
First Busey Corp.	70,121	1,541,260
First Business Financial Services, Inc.	10,811	349,303
First Commonwealth Financial Corp.	132,401	1,700,029
First Community Bankshares, Inc.	22,332	715,294
First Financial Bancorp	123,312	2,599,417
First Financial Bankshares, Inc.	172,620	7,220,695
First Financial Corp.	12,619	570,253
First Foundation, Inc.	69,711	1,264,558

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
First Guaranty Bancshares, Inc.(x)	8,210	$179,635
First Internet Bancorp	12,931	437,844
First Interstate BancSystem, Inc., Class A	121,555	4,904,744
First Merchants Corp.	77,174	2,985,090
First Mid Bancshares, Inc.	25,123	803,182
First of Long Island Corp. (The)	30,252	521,544
First Western Financial, Inc.*	10,642	262,325
Five Star Bancorp(x)	16,708	473,839
Flushing Financial Corp.	39,700	768,989
Fulton Financial Corp.	218,710	3,455,618
FVCBankcorp, Inc.*	16,105	308,733
German American Bancorp, Inc.	37,324	1,332,840
Glacier Bancorp, Inc.	147,358	7,239,699
Great Southern Bancorp, Inc.	11,478	655,049
Guaranty Bancshares, Inc.	12,470	431,337
Hancock Whitney Corp.	116,212	5,323,672
Hanmi Financial Corp.	41,036	971,732
HarborOne Bancorp, Inc.	50,914	683,266
HBT Financial, Inc.	15,059	273,321
Heartland Financial USA, Inc.	55,548	2,408,561
Heritage Commerce Corp.	81,967	929,506
Heritage Financial Corp.	47,730	1,263,413
Hilltop Holdings, Inc.	65,308	1,622,904
Home BancShares, Inc.	251,503	5,661,333
HomeStreet, Inc.	22,850	658,308
HomeTrust Bancshares, Inc.	20,053	443,171
Hope Bancorp, Inc.	146,651	1,853,669
Horizon Bancorp, Inc.	57,563	1,033,831
Independent Bank Corp.	27,058	516,808
Independent Bank Corp./MA	59,432	4,429,467
Independent Bank Group, Inc.	47,073	2,889,811
International Bancshares Corp.	70,920	3,014,100
John Marshall Bancorp, Inc.(x)	15,360	377,242
Lakeland Bancorp, Inc.	85,679	1,371,721
Lakeland Financial Corp.	32,569	2,371,349
Live Oak Bancshares, Inc.	44,646	1,366,168
Macatawa Bank Corp.	42,150	390,309
Mercantile Bank Corp.	22,530	669,366
Metrocity Bankshares, Inc.	26,641	523,229
Metropolitan Bank Holding Corp.*	14,093	907,025
Mid Penn Bancorp, Inc.	21,404	614,937
Midland States Bancorp, Inc.	26,428	622,908
MidWestOne Financial Group, Inc.	19,067	520,338
MVB Financial Corp.	14,241	396,327
National Bank Holdings Corp., Class A	38,820	1,435,952
NBT Bancorp, Inc.	50,393	1,912,414
Nicolet Bankshares, Inc.*	17,023	1,199,100
Northeast Bank	9,059	332,194
Northwest Bancshares, Inc.	148,805	2,010,356
OceanFirst Financial Corp.	78,763	1,468,142
OFG Bancorp	62,379	1,567,584
Old National Bancorp	388,249	6,394,461
Old Second Bancorp, Inc.	57,107	745,246
Origin Bancorp, Inc.	30,274	1,164,641
Orrstown Financial Services, Inc.	14,497	346,768
Pacific Premier Bancorp, Inc.	120,156	3,720,030
Park National Corp.	19,369	2,411,053
Parke Bancorp, Inc.	13,624	285,559
Pathward Financial, Inc.	40,502	1,334,946
PCB Bancorp	15,686	283,446
PCSB Financial Corp.(x)	10,839	194,343
Peapack-Gladstone Financial Corp.	24,548	826,040
Peoples Bancorp, Inc.	37,504	1,084,991
Peoples Financial Services Corp.	10,500	491,820
Preferred Bank	13,351	870,886
Premier Financial Corp.	47,991	1,233,369
Primis Financial Corp.	30,488	369,819
Professional Holding Corp., Class A*	17,427	452,056
QCR Holdings, Inc.	22,333	1,137,643
RBB Bancorp	21,736	451,674
Red River Bancshares, Inc.	6,076	300,337
Renasant Corp.	75,052	2,347,627
Republic Bancorp, Inc., Class A	12,492	478,444
Republic First Bancorp, Inc.*	72,334	204,705
S&T Bancorp, Inc.	47,713	1,398,468
Sandy Spring Bancorp, Inc.	60,500	2,133,230
Seacoast Banking Corp. of Florida	72,934	2,204,795
ServisFirst Bancshares, Inc.	66,407	5,312,560
Shore Bancshares, Inc.	23,985	415,420
Sierra Bancorp	18,826	371,813
Silvergate Capital Corp., Class A*	42,257	3,184,065
Simmons First National Corp., Class A	160,847	3,504,856
SmartFinancial, Inc.	21,283	525,903
South Plains Financial, Inc.	14,063	387,576
Southern First Bancshares, Inc.*	11,335	472,216
Southside Bancshares, Inc.	42,175	1,491,308
SouthState Corp.	99,387	7,863,499
Stock Yards Bancorp, Inc.	38,598	2,625,050
Summit Financial Group, Inc.	17,159	462,263
Texas Capital Bancshares, Inc.*	66,566	3,929,391
Third Coast Bancshares, Inc.(x)*	18,188	311,197
Tompkins Financial Corp.	19,066	1,384,573
Towne Bank	87,306	2,342,420
TriCo Bancshares	42,674	1,905,394
Triumph Bancorp, Inc.*	31,556	1,715,069
Trustmark Corp.	78,676	2,409,846
UMB Financial Corp.	58,268	4,911,410
United Bankshares, Inc.	173,078	6,187,538
United Community Banks, Inc.	140,579	4,653,165
Unity Bancorp, Inc.	9,490	238,294
Univest Financial Corp.	35,970	844,576
USCB Financial Holdings, Inc.(x)*	17,023	223,172
Valley National Bancorp	575,464	6,215,011
Veritex Holdings, Inc.	63,262	1,682,137
Washington Federal, Inc.	82,282	2,466,814
Washington Trust Bancorp, Inc.	24,049	1,117,798
WesBanco, Inc.	78,705	2,626,386
West Bancorp, Inc.	24,197	503,540
Westamerica Bancorp	32,054	1,676,104

		292,506,536

Capital Markets (1.4%)
Artisan Partners Asset Management, Inc., Class A	78,119	2,103,745
AssetMark Financial Holdings, Inc.*	29,048	531,288
Associated Capital Group, Inc., Class A	3,173	116,640
B Riley Financial, Inc.	27,208	1,211,300
Bakkt Holdings, Inc.(x)*	85,349	194,596
BGC Partners, Inc., Class A	424,107	1,331,696
Blucora, Inc.*	65,196	1,260,891
Brightsphere Investment Group, Inc.	42,973	640,727
Cohen & Steers, Inc.	32,980	2,065,537
Cowen, Inc., Class A	35,372	1,366,774
Diamond Hill Investment Group, Inc.	4,054	668,910
Donnelley Financial Solutions, Inc.*	33,566	1,240,935
Federated Hermes, Inc., Class B	113,704	3,765,877
Focus Financial Partners, Inc., Class A*	78,455	2,472,117
GAMCO Investors, Inc., Class A	6,815	116,196
GCM Grosvenor, Inc., Class A(x)	59,581	470,094
Hamilton Lane, Inc., Class A	47,594	2,837,078

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Houlihan Lokey, Inc.	66,340	$5,000,709
Manning & Napier, Inc.	19,389	237,903
MarketWise, Inc.*	22,063	50,304
Moelis & Co., Class A	83,572	2,825,569
Open Lending Corp., Class A*	139,808	1,124,056
Oppenheimer Holdings, Inc., Class A	12,283	380,527
Perella Weinberg Partners(x)	62,796	397,499
Piper Sandler Cos.	22,205	2,325,752
PJT Partners, Inc., Class A	31,048	2,074,627
Pzena Investment Management, Inc., Class A	26,052	246,973
Sculptor Capital Management, Inc.	37,883	334,886
Silvercrest Asset Management Group, Inc., Class A	13,367	218,550
StepStone Group, Inc., Class A	71,060	1,741,681
StoneX Group, Inc.*	22,228	1,843,590
Value Line, Inc.	1,697	74,498
Victory Capital Holdings, Inc., Class A	22,240	518,414
Virtus Investment Partners, Inc.	9,000	1,435,680
WisdomTree Investments, Inc.	180,501	844,745

		44,070,364

Consumer Finance (0.6%)
Atlanticus Holdings Corp.(x)*	6,639	174,141
Bread Financial Holdings, Inc.	33,767	1,061,972
Consumer Portfolio Services, Inc.(x)*	11,897	86,491
Curo Group Holdings Corp.	28,331	113,607
Encore Capital Group, Inc.*	30,475	1,386,003
Enova International, Inc.*	40,430	1,183,386
EZCORP, Inc., Class A*	70,823	546,045
FirstCash Holdings, Inc.	50,799	3,726,107
Green Dot Corp., Class A*	63,387	1,203,085
LendingClub Corp.*	137,467	1,519,010
LendingTree, Inc.*	14,227	339,456
Moneylion, Inc.(x)*	195,421	174,433
Navient Corp.	148,115	2,175,809
Nelnet, Inc., Class A	19,061	1,509,441
NerdWallet, Inc., Class A(x)*	32,110	284,816
Oportun Financial Corp.*	37,574	164,199
OppFi, Inc.(x)*	17,445	40,124
PRA Group, Inc.*	50,023	1,643,756
PROG Holdings, Inc.*	65,617	982,943
Regional Management Corp.	10,278	288,195
Sunlight Financial Holdings, Inc.(x)*	42,226	52,360
World Acceptance Corp.(x)*	4,895	473,934

		19,129,313

Diversified Financial Services (0.2%)
Alerus Financial Corp.	21,004	464,188
A-Mark Precious Metals, Inc.	23,846	676,988
Banco Latinoamericano de Comercio Exterior SA, Class E	37,965	495,823
Cannae Holdings, Inc.*	94,103	1,944,168
Compass Diversified Holdings	81,671	1,474,978
Jackson Financial, Inc., Class A	101,822	2,825,561
SWK Holdings Corp.(x)*	4,613	78,421

		7,960,127

Insurance (1.9%)
Ambac Financial Group, Inc.*	61,005	777,814
American Equity Investment Life Holding Co.	97,140	3,622,351
AMERISAFE, Inc.	25,936	1,211,989
Argo Group International Holdings Ltd.	42,697	822,344
Bright Health Group, Inc.(x)*	253,992	266,692
BRP Group, Inc., Class A*	78,831	2,077,197
CNO Financial Group, Inc.	149,900	2,693,703
Crawford & Co., Class A	21,826	125,281
Donegal Group, Inc., Class A	21,080	284,369
eHealth, Inc.*	33,108	129,452
Employers Holdings, Inc.	32,527	1,121,856
Enstar Group Ltd.*	15,592	2,644,247
Genworth Financial, Inc., Class A*	649,239	2,272,337
Goosehead Insurance, Inc., Class A*	25,680	915,235
Greenlight Capital Re Ltd., Class A*	35,234	262,141
HCI Group, Inc.(x)	9,947	389,922
Hippo Holdings, Inc.(x)*	16,590	306,919
Horace Mann Educators Corp.	52,198	1,842,067
Investors Title Co.	1,741	245,481
James River Group Holdings Ltd.	48,091	1,096,956
Kinsale Capital Group, Inc.	28,730	7,338,217
Lemonade, Inc.(x)*	55,092	1,166,849
MBIA, Inc.*	64,280	591,376
Mercury General Corp.	36,075	1,025,252
National Western Life Group, Inc., Class A	3,346	571,497
NI Holdings, Inc.*	11,494	153,560
Oscar Health, Inc., Class A*	163,839	817,557
Palomar Holdings, Inc.*	32,682	2,736,137
ProAssurance Corp.	71,907	1,402,906
RLI Corp.	52,643	5,389,590
Root, Inc., Class A(x)*	9,749	76,820
Safety Insurance Group, Inc.	17,220	1,404,463
Selective Insurance Group, Inc.	80,459	6,549,363
Selectquote, Inc.*	181,470	132,473
SiriusPoint Ltd.*	117,478	581,516
Stewart Information Services Corp.	33,744	1,472,588
Tiptree, Inc.	32,864	353,617
Trean Insurance Group, Inc.*	25,536	86,822
Trupanion, Inc.(x)*	52,573	3,124,413
United Fire Group, Inc.	28,784	826,964
Universal Insurance Holdings, Inc.	36,346	358,008

		59,268,341

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT)	21,315	326,119
Angel Oak Mortgage, Inc. (REIT)(x)	16,079	192,626
Apollo Commercial Real Estate Finance, Inc. (REIT)	192,555	1,598,206
Arbor Realty Trust, Inc. (REIT)	209,445	2,408,617
Ares Commercial Real Estate Corp. (REIT)	60,304	630,177
ARMOUR Residential REIT, Inc. (REIT)(x)	138,465	674,325
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	224,534	5,240,624
BrightSpire Capital, Inc. (REIT)	128,401	810,210
Broadmark Realty Capital, Inc. (REIT)(x)	173,100	884,541
Chicago Atlantic Real Estate Finance, Inc. (REIT)	7,968	114,819
Chimera Investment Corp. (REIT)(x)	306,349	1,599,142
Claros Mortgage Trust, Inc. (REIT)(x)	124,012	1,455,901
Dynex Capital, Inc. (REIT)	48,999	570,838
Ellington Financial, Inc. (REIT)(x)	76,634	871,329
Franklin BSP Realty Trust, Inc. (REIT)(x)	113,494	1,222,330
Granite Point Mortgage Trust, Inc. (REIT)	71,072	457,704
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	114,893	3,438,747
Invesco Mortgage Capital, Inc. (REIT)(x)	41,761	463,547

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
KKR Real Estate Finance Trust, Inc. (REIT)(x)	69,751	$1,133,454
Ladder Capital Corp. (REIT)	152,370	1,365,235
MFA Financial, Inc. (REIT)	139,151	1,082,595
New York Mortgage Trust, Inc. (REIT)(x)	524,156	1,226,525
Nexpoint Real Estate Finance, Inc. (REIT)	10,569	158,324
Orchid Island Capital, Inc. (REIT)(x)	47,209	387,114
PennyMac Mortgage Investment Trust (REIT)‡	130,339	1,535,393
Ready Capital Corp. (REIT)	101,706	1,031,299
Redwood Trust, Inc. (REIT)(x)	162,061	930,230
TPG RE Finance Trust, Inc. (REIT)	95,440	668,080
Two Harbors Investment Corp. (REIT)	474,583	1,575,616

		34,053,667

Thrifts & Mortgage Finance (1.3%)
Axos Financial, Inc.*	76,832	2,629,959
Blue Foundry Bancorp(x)*	37,576	418,972
Bridgewater Bancshares, Inc.*	30,800	507,276
Capitol Federal Financial, Inc.	172,510	1,431,833
Columbia Financial, Inc.*	46,883	990,638
Enact Holdings, Inc.(x)	35,995	798,009
Essent Group Ltd.	139,255	4,855,822
Federal Agricultural Mortgage Corp., Class C	11,305	1,120,778
Finance of America Cos., Inc., Class A(x)*	59,046	87,388
Flagstar Bancorp, Inc.	70,679	2,360,679
Greene County Bancorp, Inc.(x)	4,564	261,380
Hingham Institution For Savings (The)	2,059	517,036
Home Bancorp, Inc.	10,031	391,109
Home Point Capital, Inc.(x)	11,260	17,340
Kearny Financial Corp.	87,471	928,942
Luther Burbank Corp.	20,719	240,755
Merchants Bancorp	22,431	517,483
Mr Cooper Group, Inc.*	93,613	3,791,327
NMI Holdings, Inc., Class A*	109,958	2,239,844
Northfield Bancorp, Inc.	56,677	811,048
PennyMac Financial Services, Inc.‡	37,524	1,609,780
Pioneer Bancorp, Inc.(x)*	18,430	175,454
Provident Bancorp, Inc.	20,588	294,614
Provident Financial Services, Inc.	102,438	1,997,541
Radian Group, Inc.	215,764	4,162,088
Southern Missouri Bancorp, Inc.	10,808	551,532
Sterling Bancorp, Inc.*	23,512	141,777
TrustCo Bank Corp.	26,075	819,277
Velocity Financial, Inc.*	12,412	134,546
Walker & Dunlop, Inc.	40,413	3,383,780
Waterstone Financial, Inc.	28,670	463,307
WSFS Financial Corp.	82,538	3,834,715

		42,486,029

Total Financials		499,474,377

Health Care (17.3%)
Biotechnology (7.7%)
2seventy bio, Inc.*	52,438	762,973
4D Molecular Therapeutics, Inc.(x)*	37,442	301,034
Aadi Bioscience, Inc.*	17,549	247,967
ACADIA Pharmaceuticals, Inc.*	163,198	2,669,919
Adicet Bio, Inc.*	42,517	604,592
ADMA Biologics, Inc.(x)*	258,812	628,913
Aerovate Therapeutics, Inc.(x)*	11,795	195,561
Affimed NV*	191,691	394,883
Agenus, Inc.*	374,378	767,475
Agios Pharmaceuticals, Inc.*	72,845	2,060,057
Akero Therapeutics, Inc.(x)*	39,937	1,359,855
Albireo Pharma, Inc.(x)*	22,620	437,923
Alector, Inc.*	83,828	793,013
Alkermes plc*	219,795	4,908,022
Allogene Therapeutics, Inc.(x)*	108,588	1,172,750
Allovir, Inc.(x)*	37,671	297,224
Alpine Immune Sciences, Inc.(x)*	23,561	169,639
ALX Oncology Holdings, Inc.(x)*	30,637	293,196
Amicus Therapeutics, Inc.*	371,749	3,881,060
AnaptysBio, Inc.(x)*	27,315	696,806
Anavex Life Sciences Corp.(x)*	89,859	927,345
Anika Therapeutics, Inc.*	19,348	460,482
Apellis Pharmaceuticals, Inc.*	122,566	8,371,258
Arbutus Biopharma Corp.(x)*	145,568	278,035
Arcellx, Inc.(x)*	32,806	615,769
Arcturus Therapeutics Holdings, Inc.(x)*	31,154	461,702
Arcus Biosciences, Inc.*	69,232	1,811,109
Arcutis Biotherapeutics, Inc.*	47,852	914,452
Arrowhead Pharmaceuticals, Inc.*	138,752	4,585,754
Atara Biotherapeutics, Inc.*	123,729	467,696
Aura Biosciences, Inc.(x)*	26,687	483,568
Aurinia Pharmaceuticals, Inc.(x)*	180,825	1,359,804
Avid Bioservices, Inc.(x)*	81,238	1,553,271
Avidity Biosciences, Inc.*	66,040	1,078,433
Beam Therapeutics, Inc.(x)*	85,673	4,081,462
BioCryst Pharmaceuticals, Inc.*	250,030	3,150,378
Biohaven Pharmaceutical Holding Co. Ltd.*	83,974	12,694,350
Bioxcel Therapeutics, Inc.(x)*	25,779	304,708
Bluebird Bio, Inc.(x)*	90,551	573,188
Blueprint Medicines Corp.*	80,548	5,307,308
Bridgebio Pharma, Inc.*	142,245	1,413,915
C4 Therapeutics, Inc.(x)*	58,437	512,492
CareDx, Inc.*	68,087	1,158,841
Caribou Biosciences, Inc.(x)*	77,332	815,853
Catalyst Pharmaceuticals, Inc.*	130,638	1,676,086
Celldex Therapeutics, Inc.*	61,646	1,732,869
Celularity, Inc., Class A(x)*	20,196	46,653
Century Therapeutics, Inc.(x)*	29,787	294,593
Cerevel Therapeutics Holdings, Inc.*	73,254	2,070,158
ChemoCentryx, Inc.*	85,191	4,400,967
Chimerix, Inc.*	123,706	238,753
Chinook Therapeutics, Inc.*	58,879	1,157,561
Cogent Biosciences, Inc.(x)*	77,935	1,162,790
Coherus Biosciences, Inc.*	99,285	954,129
Crinetics Pharmaceuticals, Inc.*	69,667	1,368,260
CTI BioPharma Corp.(x)*	127,531	742,230
Cullinan Oncology, Inc.*	40,195	515,300
Cytokinetics, Inc.*	110,675	5,362,204
Day One Biopharmaceuticals, Inc.(x)*	34,107	683,163
Deciphera Pharmaceuticals, Inc.*	60,725	1,123,412
Denali Therapeutics, Inc.*	132,814	4,076,062
Design Therapeutics, Inc.*	45,452	759,957
Dynavax Technologies Corp.(x)*	158,016	1,649,687
Dyne Therapeutics, Inc.*	43,465	552,006
Eagle Pharmaceuticals, Inc.*	15,331	405,045
Editas Medicine, Inc.*	92,151	1,127,928
Eiger BioPharmaceuticals, Inc.*	56,473	425,242
Emergent BioSolutions, Inc.*	67,880	1,424,801
Enanta Pharmaceuticals, Inc.*	27,091	1,405,210
Enochian Biosciences, Inc.*	25,611	46,356
EQRx, Inc.(x)*	242,923	1,202,469
Erasca, Inc.(x)*	84,996	662,969
Fate Therapeutics, Inc.*	112,050	2,511,040
FibroGen, Inc.*	119,422	1,553,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Foghorn Therapeutics, Inc.(x)*	28,310	$242,900
Forma Therapeutics Holdings, Inc.*	46,508	927,835
Gelesis Holdings, Inc.(x)*	12,779	13,801
Generation Bio Co.*	66,114	351,065
Geron Corp.(x)*	484,290	1,133,239
Global Blood Therapeutics, Inc.*	84,010	5,721,081
Gossamer Bio, Inc.(x)*	83,357	998,617
GreenLight Biosciences Holdings PBC(x)*	96,329	223,483
Halozyme Therapeutics, Inc.*	178,913	7,074,220
Heron Therapeutics, Inc.(x)*	140,231	591,775
HilleVax, Inc.(x)*	15,973	272,979
Humacyte, Inc.(x)*	40,819	133,070
Icosavax, Inc.(x)*	32,152	101,600
Ideaya Biosciences, Inc.*	47,939	715,250
IGM Biosciences, Inc.(x)*	14,714	334,596
Imago Biosciences, Inc.(x)*	38,416	578,161
ImmunityBio, Inc.(x)*	110,343	548,405
ImmunoGen, Inc.*	285,806	1,366,153
Immunovant, Inc.*	53,745	299,897
Inhibrx, Inc.*	41,113	737,978
Inovio Pharmaceuticals, Inc.(x)*	302,929	522,553
Insmed, Inc.*	161,061	3,469,254
Instil Bio, Inc.(x)*	103,752	502,160
Intellia Therapeutics, Inc.*	101,650	5,688,334
Intercept Pharmaceuticals, Inc.(x)*	33,479	467,032
Invivyd, Inc.(x)*	78,289	245,045
Iovance Biotherapeutics, Inc.*	203,248	1,947,116
Ironwood Pharmaceuticals, Inc.*	184,246	1,908,789
iTeos Therapeutics, Inc.*	33,408	636,422
IVERIC bio, Inc.*	159,898	2,868,570
Janux Therapeutics, Inc.*	23,604	319,598
Jounce Therapeutics, Inc.*	47,712	111,646
KalVista Pharmaceuticals, Inc.*	35,092	509,185
Karuna Therapeutics, Inc.*	39,554	8,896,881
Karyopharm Therapeutics, Inc.*	107,514	587,026
Keros Therapeutics, Inc.*	22,648	852,018
Kezar Life Sciences, Inc.*	70,444	606,523
Kiniksa Pharmaceuticals Ltd., Class A*	41,394	531,499
Kinnate Biopharma, Inc.(x)*	39,389	470,699
Kodiak Sciences, Inc.*	45,217	349,980
Kronos Bio, Inc.*	52,041	174,337
Krystal Biotech, Inc.*	28,235	1,967,979
Kura Oncology, Inc.*	85,750	1,171,345
Kymera Therapeutics, Inc.*	50,969	1,109,595
Lexicon Pharmaceuticals, Inc.*	98,251	235,802
Ligand Pharmaceuticals, Inc.*	20,718	1,784,027
Lyell Immunopharma, Inc.(x)*	233,232	1,709,591
MacroGenics, Inc.*	80,494	278,509
Madrigal Pharmaceuticals, Inc.*	17,161	1,115,293
MannKind Corp.(x)*	335,684	1,037,264
MeiraGTx Holdings plc*	44,150	371,302
Mersana Therapeutics, Inc.*	118,128	798,545
MiMedx Group, Inc.(x)*	145,090	416,408
Mirum Pharmaceuticals, Inc.*	22,630	475,456
Monte Rosa Therapeutics, Inc.(x)*	38,417	313,867
Morphic Holding, Inc.*	33,452	946,692
Myriad Genetics, Inc.*	107,200	2,045,376
Nkarta, Inc.(x)*	41,956	552,141
Nurix Therapeutics, Inc.*	61,314	798,921
Nuvalent, Inc., Class A(x)*	24,367	473,694
Ocugen, Inc.(x)*	288,526	513,576
Organogenesis Holdings, Inc.*	92,358	299,240
Outlook Therapeutics, Inc.(x)*	181,391	221,297
Pardes Biosciences, Inc.*	33,053	61,148
PepGen, Inc.*	12,443	112,982
PMV Pharmaceuticals, Inc.(x)*	48,873	581,589
Point Biopharma Global, Inc.(x)*	100,755	778,836
Praxis Precision Medicines, Inc.*	45,485	103,251
Precigen, Inc.(x)*	137,273	291,019
Prometheus Biosciences, Inc.*	40,179	2,370,963
Protagonist Therapeutics, Inc.*	59,834	504,401
Prothena Corp. plc*	48,899	2,964,746
PTC Therapeutics, Inc.*	94,696	4,753,739
Rallybio Corp.(x)*	24,064	348,206
RAPT Therapeutics, Inc.*	34,468	829,300
Recursion Pharmaceuticals, Inc., Class A(x)*	182,297	1,939,640
REGENXBIO, Inc.*	55,212	1,459,253
Relay Therapeutics, Inc.*	102,305	2,288,563
Replimune Group, Inc.*	41,812	722,093
REVOLUTION Medicines, Inc.*	89,505	1,765,039
Rigel Pharmaceuticals, Inc.*	237,341	280,062
Rocket Pharmaceuticals, Inc.*	57,493	917,588
Sage Therapeutics, Inc.*	70,219	2,749,776
Sana Biotechnology, Inc.(x)*	123,824	742,944
Sangamo Therapeutics, Inc.*	167,455	820,529
Seres Therapeutics, Inc.*	93,305	599,018
Sorrento Therapeutics, Inc.(x)*	516,880	811,502
SpringWorks Therapeutics, Inc.*	47,961	1,368,327
Stoke Therapeutics, Inc.*	30,255	388,474
Sutro Biopharma, Inc.*	58,128	322,610
Syndax Pharmaceuticals, Inc.*	68,691	1,650,645
Talaris Therapeutics, Inc.*	28,574	75,150
Tango Therapeutics, Inc.(x)*	68,257	247,090
Tenaya Therapeutics, Inc.*	38,019	110,255
TG Therapeutics, Inc.*	184,459	1,091,997
Travere Therapeutics, Inc.*	82,093	2,022,772
Twist Bioscience Corp.*	75,664	2,666,399
Tyra Biosciences, Inc.(x)*	16,300	143,277
Vanda Pharmaceuticals, Inc.*	72,367	714,986
Vaxart, Inc.(x)*	162,755	354,806
Vaxcyte, Inc.*	71,056	1,705,344
VBI Vaccines, Inc.(x)*	269,493	190,208
Vera Therapeutics, Inc.(x)*	18,196	387,757
Veracyte, Inc.*	96,591	1,603,411
Vericel Corp.*	64,117	1,487,514
Verve Therapeutics, Inc.(x)*	57,628	1,979,522
Vir Biotechnology, Inc.*	97,750	1,884,620
Viridian Therapeutics, Inc.(x)*	32,227	660,976
VistaGen Therapeutics, Inc.(x)*	276,890	42,115
Xencor, Inc.*	77,383	2,010,410
Y-mAbs Therapeutics, Inc.*	50,074	722,067
Zentalis Pharmaceuticals, Inc.*	58,429	1,265,572

		243,914,798

Health Care Equipment & Supplies (3.8%)
Alphatec Holdings, Inc.*	94,030	821,822
AngioDynamics, Inc.*	49,205	1,006,734
Artivion, Inc.*	54,229	750,529
AtriCure, Inc.*	61,454	2,402,851
Atrion Corp.	1,869	1,055,985
Avanos Medical, Inc.*	56,455	1,229,590
Axogen, Inc.*	51,831	617,826
Axonics, Inc.*	63,306	4,459,275
BioLife Solutions, Inc.*	46,456	1,056,874
Bioventus, Inc., Class A(x)*	45,804	320,628
Butterfly Network, Inc.(x)*	184,482	867,065
Cardiovascular Systems, Inc.*	52,112	722,272
Cerus Corp.*	236,371	850,936
CONMED Corp.	38,032	3,049,026
CryoPort, Inc.*	59,954	1,460,480
Cue Health, Inc.(x)*	152,826	460,006
Cutera, Inc.(x)*	23,579	1,075,202

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Embecta Corp.	77,320	$2,226,043
Figs, Inc., Class A(x)*	171,924	1,418,373
Glaukos Corp.*	62,096	3,305,991
Haemonetics Corp.*	67,196	4,974,520
Heska Corp.*	13,141	958,242
Inari Medical, Inc.*	65,038	4,724,360
Inogen, Inc.*	32,535	789,950
Inspire Medical Systems, Inc.*	36,668	6,503,803
Integer Holdings Corp.*	41,298	2,569,975
iRadimed Corp.	9,057	272,253
iRhythm Technologies, Inc.*	39,603	4,961,464
Lantheus Holdings, Inc.*	90,647	6,375,204
LeMaitre Vascular, Inc.	26,068	1,321,126
LivaNova plc*	72,373	3,674,377
Meridian Bioscience, Inc.*	57,951	1,827,195
Merit Medical Systems, Inc.*	75,351	4,258,085
Mesa Laboratories, Inc.	6,669	939,195
Nano-X Imaging Ltd.(x)*	58,796	674,390
Neogen Corp.*	145,925	2,038,572
Nevro Corp.*	47,316	2,204,926
NuVasive, Inc.*	67,931	2,976,057
Omnicell, Inc.*	57,999	5,047,653
OraSure Technologies, Inc.*	91,654	347,369
Orthofix Medical, Inc.*	25,383	485,069
OrthoPediatrics Corp.*	19,494	899,453
Outset Medical, Inc.*	66,459	1,058,692
Owlet, Inc.(x)*	21,348	22,842
Paragon 28, Inc.(x)*	62,155	1,107,602
PROCEPT BioRobotics Corp.(x)*	34,829	1,444,010
Pulmonx Corp.(x)*	44,791	746,218
RxSight, Inc.(x)*	27,756	333,072
SeaSpine Holdings Corp.*	52,788	299,836
Senseonics Holdings, Inc.(x)*	633,173	835,788
Shockwave Medical, Inc.*	47,271	13,144,647
SI-BONE, Inc.*	43,859	765,778
Sight Sciences, Inc.(x)*	29,698	188,582
Silk Road Medical, Inc.(x)*	47,417	2,133,765
STAAR Surgical Co.*	64,645	4,560,705
Surmodics, Inc.*	17,986	546,774
Tactile Systems Technology, Inc.*	25,497	198,622
Tenon Medical, Inc.*	4,182	5,478
TransMedics Group, Inc.*	39,070	1,630,782
Treace Medical Concepts, Inc.*	44,956	992,179
UFP Technologies, Inc.*	9,282	796,767
Utah Medical Products, Inc.	4,592	391,744
Varex Imaging Corp.*	53,412	1,129,130
Vicarious Surgical, Inc.(x)*	65,669	219,991
ViewRay, Inc.*	197,185	717,753
Zimvie, Inc.*	29,357	289,754
Zynex, Inc.(x)	34,342	311,482

		121,852,739

Health Care Providers & Services (2.9%)
1Life Healthcare, Inc.*	243,088	4,168,959
23andMe Holding Co.(x)*	306,016	875,206
Accolade, Inc.*	78,718	898,960
AdaptHealth Corp.*	93,832	1,762,165
Addus HomeCare Corp.*	20,608	1,962,706
Agiliti, Inc.(x)*	36,994	529,384
AirSculpt Technologies, Inc.(x)	18,447	118,614
Alignment Healthcare, Inc.*	113,710	1,346,326
AMN Healthcare Services, Inc.*	57,238	6,064,939
Apollo Medical Holdings, Inc.(x)*	52,476	2,046,564
ATI Physical Therapy, Inc.(x)*	83,784	83,784
Aveanna Healthcare Holdings, Inc.*	55,852	83,778
Brookdale Senior Living, Inc.*	248,623	1,061,620
Cano Health, Inc.*	218,235	1,892,097
CareMax, Inc.(x)*	84,254	597,361
Castle Biosciences, Inc.*	32,055	835,994
Clover Health Investments Corp.(x)*	517,150	879,155
Community Health Systems, Inc.*	165,406	355,623
CorVel Corp.*	11,463	1,586,823
Covetrus, Inc.*	142,679	2,979,138
Cross Country Healthcare, Inc.*	49,341	1,399,804
DocGo, Inc.(x)*	108,546	1,076,776
Ensign Group, Inc. (The)	71,023	5,646,329
Fulgent Genetics, Inc.(x)*	29,058	1,107,691
Hanger, Inc.*	50,292	941,466
HealthEquity, Inc.*	110,115	7,396,425
Hims & Hers Health, Inc.*	164,942	920,376
Innovage Holding Corp.(x)*	26,530	155,996
Invitae Corp.(x)*	310,300	763,338
Joint Corp. (The)*	17,642	277,156
LHC Group, Inc.*	39,461	6,458,187
LifeStance Health Group, Inc.(x)*	95,588	632,793
ModivCare, Inc.*	17,380	1,732,438
National HealthCare Corp.	16,706	1,058,158
National Research Corp.	18,746	746,091
Oncology Institute, Inc. (The)(x)*	22,642	104,832
OPKO Health, Inc.(x)*	537,528	1,015,928
Option Care Health, Inc.*	208,501	6,561,527
Owens & Minor, Inc.	96,067	2,315,215
P3 Health Partners, Inc.(x)*	36,194	167,216
Patterson Cos., Inc.	112,562	2,703,739
Pediatrix Medical Group, Inc.*	108,125	1,785,144
Pennant Group, Inc. (The)*	34,087	354,846
PetIQ, Inc.*	35,786	246,923
Privia Health Group, Inc.*	58,451	1,990,841
Progyny, Inc.*	98,581	3,653,412
R1 RCM, Inc.*	199,780	3,701,923
RadNet, Inc.*	65,986	1,342,815
Select Medical Holdings Corp.	137,086	3,029,601
Sema4 Holdings Corp.(x)*	199,544	175,100
Surgery Partners, Inc.*	53,489	1,251,643
US Physical Therapy, Inc.	17,431	1,325,105

		92,168,030

Health Care Technology (0.6%)
Allscripts Healthcare Solutions, Inc.(x)*	143,473	2,185,094
American Well Corp., Class A*	309,218	1,110,093
Babylon Holdings Ltd., Class A(x)*	128,519	60,700
Computer Programs and Systems, Inc.*	18,748	522,694
Convey Health Solutions Holdings, Inc.(x)*	24,129	253,596
Evolent Health, Inc., Class A*	110,510	3,970,624
Health Catalyst, Inc.*	72,879	706,926
HealthStream, Inc.*	34,786	739,551
Multiplan Corp.(x)*	509,391	1,456,858
NextGen Healthcare, Inc.*	74,380	1,316,526
Nutex Health, Inc.(x)*	50,746	76,119
OptimizeRx Corp.*	22,839	338,474
Phreesia, Inc.*	66,317	1,689,757
Schrodinger, Inc.*	72,750	1,817,295
Sharecare, Inc.(x)*	319,877	607,766
Simulations Plus, Inc.	21,082	1,023,320

		17,875,393

Life Sciences Tools & Services (0.7%)
AbCellera Biologics, Inc.(x)*	279,159	2,760,883
Absci Corp.(x)*	73,933	231,410
Adaptive Biotechnologies Corp.*	150,286	1,070,036
Akoya Biosciences, Inc.(x)*	21,257	249,770
Alpha Teknova, Inc.*	8,508	28,417
Berkeley Lights, Inc.*	75,919	217,128
Bionano Genomics, Inc.(x)*	408,283	747,158

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Codexis, Inc.(x)*	80,701	$489,048
Cytek Biosciences, Inc.(x)*	153,921	2,265,717
Inotiv, Inc.(x)*	23,174	390,482
MaxCyte, Inc.*	128,652	836,238
Medpace Holdings, Inc.*	33,500	5,265,195
NanoString Technologies, Inc.*	64,487	823,499
Nautilus Biotechnology, Inc.(x)*	56,589	119,969
NeoGenomics, Inc.*	170,406	1,467,196
Pacific Biosciences of California, Inc.(x)*	306,243	1,777,741
Quanterix Corp.*	45,758	504,253
Quantum-Si, Inc.(x)*	114,173	313,976
Science 37 Holdings, Inc.(x)*	77,735	125,153
Seer, Inc.*	69,539	538,232
Singular Genomics Systems, Inc.(x)*	76,759	191,897
SomaLogic, Inc.*	201,729	585,014

		20,998,412

Pharmaceuticals (1.6%)
Aclaris Therapeutics, Inc.*	80,812	1,271,981
Aerie Pharmaceuticals, Inc.*	63,681	963,494
Amneal Pharmaceuticals, Inc.*	147,014	296,968
Amphastar Pharmaceuticals, Inc.*	51,624	1,450,634
Amylyx Pharmaceuticals, Inc.*	42,025	1,183,004
AN2 Therapeutics, Inc.(x)*	6,010	104,454
ANI Pharmaceuticals, Inc.*	16,991	546,091
Arvinas, Inc.*	65,570	2,917,209
Atea Pharmaceuticals, Inc.*	108,547	617,632
Athira Pharma, Inc.(x)*	46,677	138,631
Axsome Therapeutics, Inc.(x)*	38,711	1,727,285
Cara Therapeutics, Inc.*	60,255	563,987
Cassava Sciences, Inc.(x)*	50,988	2,132,318
CinCor Pharma, Inc.*	22,145	726,799
Collegium Pharmaceutical, Inc.*	45,903	735,366
Corcept Therapeutics, Inc.*	114,942	2,947,113
DICE Therapeutics, Inc.(x)*	39,965	810,490
Edgewise Therapeutics, Inc.(x)*	39,896	392,577
Esperion Therapeutics, Inc.(x)*	86,474	579,376
Evolus, Inc.*	46,685	375,814
EyePoint Pharmaceuticals, Inc.(x)*	38,512	304,630
Fulcrum Therapeutics, Inc.(x)*	47,245	382,212
Harmony Biosciences Holdings, Inc.*	35,345	1,565,430
Innoviva, Inc.*	85,433	991,877
Intra-Cellular Therapies, Inc.*	121,496	5,653,209
Liquidia Corp.(x)*	58,586	318,708
Nektar Therapeutics*	247,470	791,904
NGM Biopharmaceuticals, Inc.*	52,865	691,474
Nuvation Bio, Inc.(x)*	158,817	355,750
Ocular Therapeutix, Inc.*	101,935	423,030
Pacira BioSciences, Inc.*	60,562	3,221,293
Phathom Pharmaceuticals, Inc.(x)*	29,312	324,777
Phibro Animal Health Corp., Class A	27,692	368,027
Prestige Consumer Healthcare, Inc.*	63,777	3,178,008
Provention Bio, Inc.(x)*	73,306	329,877
Reata Pharmaceuticals, Inc., Class A(x)*	38,270	961,725
Relmada Therapeutics, Inc.*	36,919	1,366,741
Revance Therapeutics, Inc.*	92,975	2,510,325
SIGA Technologies, Inc.(x)	63,495	653,998
Supernus Pharmaceuticals, Inc.*	66,242	2,242,292
Tarsus Pharmaceuticals, Inc.(x)*	22,902	392,082
Theravance Biopharma, Inc.*	86,791	880,061
Theseus Pharmaceuticals, Inc.(x)*	24,561	142,454
Tricida, Inc.(x)*	47,170	494,342
Ventyx Biosciences, Inc.(x)*	28,241	985,893
Xeris Biopharma Holdings, Inc.(x)*	164,558	256,710

		50,268,052

Total Health Care		547,077,424

Industrials (13.5%)
Aerospace & Defense (0.8%)
AAR Corp.*	45,588	1,632,962
Aerojet Rocketdyne Holdings, Inc.*	107,005	4,279,130
AeroVironment, Inc.*	31,319	2,610,752
AerSale Corp.(x)*	21,081	390,842
Archer Aviation, Inc., Class A(x)*	158,488	413,654
Astra Space, Inc.(x)*	183,542	112,144
Astronics Corp.*	33,173	260,740
Cadre Holdings, Inc.(x)	23,467	564,616
Ducommun, Inc.*	14,893	590,656
Kaman Corp.	37,292	1,041,566
Kratos Defense & Security Solutions, Inc.*	169,019	1,717,233
Maxar Technologies, Inc.	99,064	1,854,478
Momentus, Inc.(x)*	64,911	88,928
Moog, Inc., Class A	38,496	2,708,194
National Presto Industries, Inc.	7,354	478,378
Park Aerospace Corp.	26,194	289,182
Parsons Corp.*	45,922	1,800,142
Redwire Corp.(x)*	39,931	95,036
Rocket Lab USA, Inc.*	289,678	1,178,989
Terran Orbital Corp.(x)*	27,570	48,799
Triumph Group, Inc.*	86,165	740,157
V2X, Inc.*	15,226	539,000
Virgin Galactic Holdings, Inc.(x)*	307,703	1,449,281

		24,884,859

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	77,242	1,860,760
Atlas Air Worldwide Holdings, Inc.(x)*	36,762	3,513,344
Forward Air Corp.	35,266	3,183,109
Hub Group, Inc., Class A*	44,048	3,038,431
Radiant Logistics, Inc.*	49,616	282,315

		11,877,959

Airlines (0.3%)
Allegiant Travel Co.*	20,148	1,470,401
Blade Air Mobility, Inc.(x)*	69,831	281,419
Frontier Group Holdings, Inc.(x)*	52,797	512,131
Hawaiian Holdings, Inc.*	67,244	884,259
Joby Aviation, Inc.(x)*	338,577	1,466,038
SkyWest, Inc.*	66,777	1,085,794
Spirit Airlines, Inc.	146,983	2,766,220
Sun Country Airlines Holdings, Inc.*	43,184	587,734
Wheels Up Experience, Inc.*	223,344	256,846

		9,310,842

Building Products (1.2%)
AAON, Inc.	59,128	3,185,817
American Woodmark Corp.*	22,015	965,578
Apogee Enterprises, Inc.	29,955	1,144,880
Caesarstone Ltd.(x)	30,869	287,390
CSW Industrials, Inc.	19,358	2,319,088
Gibraltar Industries, Inc.*	44,103	1,805,136
Griffon Corp.	62,098	1,833,133
Insteel Industries, Inc.	24,993	663,064
Janus International Group, Inc.*	110,104	982,128
JELD-WEN Holding, Inc.*	107,361	939,409
Masonite International Corp.*	29,083	2,073,327
PGT Innovations, Inc.*	74,783	1,567,452
Quanex Building Products Corp.	44,553	809,082
Resideo Technologies, Inc.*	195,431	3,724,915
Simpson Manufacturing Co., Inc.	57,213	4,485,499
UFP Industries, Inc.	79,199	5,715,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
View, Inc.(x)*	167,759	$224,797
Zurn Elkay Water Solutions Corp.	163,995	4,017,878

		36,743,573

Commercial Services & Supplies (1.3%)
ABM Industries, Inc.	90,393	3,455,724
ACCO Brands Corp.	123,947	607,340
ACV Auctions, Inc., Class A*	153,754	1,105,491
Aris Water Solution, Inc., Class A(x)	29,755	379,674
Brady Corp., Class A	59,760	2,493,785
BrightView Holdings, Inc.*	63,121	501,181
Brink’s Co. (The)	60,808	2,945,540
Casella Waste Systems, Inc., Class A*	66,127	5,051,442
Cimpress plc*	24,491	599,540
CompX International, Inc.	2,589	42,045
CoreCivic, Inc. (REIT)*	152,153	1,345,032
Deluxe Corp.	58,349	971,511
Ennis, Inc.	34,666	697,827
GEO Group, Inc. (The)(x)*	156,976	1,208,715
Harsco Corp.*	104,983	392,636
Healthcare Services Group, Inc.	101,289	1,224,584
Heritage-Crystal Clean, Inc.*	20,200	597,314
HNI Corp.	56,941	1,509,506
Interface, Inc.	77,936	700,645
KAR Auction Services, Inc.*	151,643	1,693,852
Kimball International, Inc., Class B	48,025	302,077
Li-Cycle Holdings Corp.(x)*	178,875	951,615
Matthews International Corp., Class A	40,634	910,608
MillerKnoll, Inc.	102,471	1,598,548
Montrose Environmental Group, Inc.*	37,028	1,245,992
NL Industries, Inc.	13,377	103,404
Pitney Bowes, Inc.	191,189	445,470
Quad/Graphics, Inc.*	42,226	108,099
SP Plus Corp.*	32,096	1,005,247
Steelcase, Inc., Class A	116,599	760,225
UniFirst Corp.	19,636	3,303,364
Viad Corp.*	27,005	852,818
VSE Corp.	14,190	502,326

		39,613,177

Construction & Engineering (1.3%)
Ameresco, Inc., Class A*	42,875	2,850,330
API Group Corp.*	271,863	3,607,622
Arcosa, Inc.	63,639	3,638,878
Argan, Inc.	16,941	544,992
Comfort Systems USA, Inc.	46,720	4,547,258
Concrete Pumping Holdings, Inc.*	39,989	257,929
Construction Partners, Inc., Class A*	52,958	1,389,089
Dycom Industries, Inc.*	38,060	3,635,872
EMCOR Group, Inc.	65,338	7,545,232
Fluor Corp.*	188,306	4,686,936
Granite Construction, Inc.	60,851	1,545,007
Great Lakes Dredge & Dock Corp.*	87,523	663,424
IES Holdings, Inc.*	12,337	340,748
Infrastructure and Energy Alternatives, Inc.*	40,995	555,072
MYR Group, Inc.*	21,003	1,779,584
Northwest Pipe Co.*	12,872	361,703
NV5 Global, Inc.*	18,232	2,257,486
Primoris Services Corp.	71,130	1,155,863
Sterling Infrastructure, Inc.*	39,480	847,636
Tutor Perini Corp.*	58,398	322,357

		42,533,018

Electrical Equipment (1.3%)
Allied Motion Technologies, Inc.	17,473	500,077
Array Technologies, Inc.*	203,258	3,370,018
Atkore, Inc.*	54,533	4,243,213
AZZ, Inc.	33,395	1,219,251
Babcock & Wilcox Enterprises, Inc.*	84,140	536,813
Blink Charging Co.(x)*	49,225	872,267
Bloom Energy Corp., Class A*	233,156	4,660,788
Encore Wire Corp.	24,271	2,804,271
Energy Vault Holdings, Inc.(x)*	54,889	289,814
EnerSys	52,811	3,072,016
Enovix Corp.(x)*	147,223	2,699,334
ESS Tech, Inc.*	101,851	416,571
Fluence Energy, Inc.(x)*	51,428	750,335
FTC Solar, Inc.(x)*	54,425	161,098
FuelCell Energy, Inc.(x)*	495,712	1,690,378
GrafTech International Ltd.	264,957	1,141,965
Heliogen, Inc.(x)*	120,807	224,701
NuScale Power Corp.(x)*	41,675	486,764
Powell Industries, Inc.	12,211	257,408
Preformed Line Products Co.	3,955	281,398
Shoals Technologies Group, Inc., Class A*	150,786	3,249,438
Stem, Inc.(x)*	194,327	2,592,322
SunPower Corp.(x)*	110,313	2,541,611
Thermon Group Holdings, Inc.*	43,407	668,902
TPI Composites, Inc.*	48,197	543,662
Vicor Corp.*	29,679	1,755,216

		41,029,631

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	35,016	773,854

Machinery (3.3%)
Alamo Group, Inc.	13,874	1,696,374
Albany International Corp., Class A	41,187	3,246,771
Altra Industrial Motion Corp.	87,912	2,955,601
Astec Industries, Inc.	30,950	965,331
Barnes Group, Inc.	66,007	1,906,282
Berkshire Grey, Inc.(x)*	83,493	141,938
Blue Bird Corp.*	21,187	176,911
Chart Industries, Inc.*	48,791	8,994,621
CIRCOR International, Inc.*	25,815	425,689
Columbus McKinnon Corp.	37,617	984,061
Desktop Metal, Inc., Class A(x)*	368,484	954,374
Douglas Dynamics, Inc.	30,522	855,226
Energy Recovery, Inc.*	75,223	1,635,348
Enerpac Tool Group Corp.*	75,751	1,350,640
EnPro Industries, Inc.	28,476	2,419,890
ESCO Technologies, Inc.	34,950	2,566,728
Evoqua Water Technologies Corp.*	155,867	5,154,522
Fathom Digital Manufacturing C(x)*	13,088	26,569
Federal Signal Corp.	78,098	2,914,617
Franklin Electric Co., Inc.	61,032	4,986,925
Gorman-Rupp Co. (The)	30,450	724,406
Greenbrier Cos., Inc. (The)	44,034	1,068,705
Helios Technologies, Inc.	43,984	2,225,590
Hillenbrand, Inc.	91,614	3,364,066
Hillman Solutions Corp.*	181,437	1,368,035
Hydrofarm Holdings Group, Inc.(x)*	53,882	104,531
Hyliion Holdings Corp.(x)*	178,886	513,403
Hyster-Yale Materials Handling, Inc.	14,461	311,056
Hyzon Motors, Inc.(x)*	111,011	188,719
John Bean Technologies Corp.	42,644	3,667,384
Kadant, Inc.	15,238	2,541,851
Kennametal, Inc.	106,283	2,187,304
Lightning eMotors, Inc.(x)*	48,072	74,512
Lindsay Corp.	14,441	2,069,106
Luxfer Holdings plc	36,683	531,903
Manitowoc Co., Inc. (The)*	46,243	358,383
Markforged Holding Corp.(x)*	135,560	268,409

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Microvast Holdings, Inc.(x)*	217,909	$394,415
Miller Industries, Inc.	14,740	313,815
Mueller Industries, Inc.	73,829	4,388,396
Mueller Water Products, Inc., Class A	212,587	2,183,268
Nikola Corp.(x)*	393,637	1,385,602
Omega Flex, Inc.(x)	4,127	382,243
Proterra, Inc.(x)*	298,062	1,484,349
Proto Labs, Inc.*	36,744	1,338,584
RBC Bearings, Inc.*	37,864	7,868,518
REV Group, Inc.	46,759	515,752
Sarcos Technology and Robotics Corp.(x)*	112,346	249,408
Shyft Group, Inc. (The)	46,036	940,515
SPX Technologies, Inc.*	57,893	3,196,851
Standex International Corp.	15,909	1,298,970
Tennant Co.	24,753	1,400,030
Terex Corp.	88,168	2,622,116
Titan International, Inc.*	67,935	824,731
Trinity Industries, Inc.	108,439	2,315,173
Velo3D, Inc.(x)*	81,638	321,654
Wabash National Corp.	61,062	950,125
Watts Water Technologies, Inc., Class A	36,189	4,550,043
Xos, Inc.(x)*	64,088	76,906

		104,927,245

Marine (0.2%)
Costamare, Inc.	72,600	649,770
Eagle Bulk Shipping, Inc.(x)	18,359	792,742
Eneti, Inc.(x)	26,291	175,361
Genco Shipping & Trading Ltd.	49,904	625,297
Golden Ocean Group Ltd.	165,499	1,236,277
Matson, Inc.	51,082	3,142,565
Safe Bulkers, Inc.	102,832	253,995

		6,876,007

Professional Services (1.5%)
Alight, Inc., Class A*	457,718	3,355,073
ASGN, Inc.*	65,222	5,894,112
Atlas Technical Consultants, Inc.(x)*	19,486	129,582
Barrett Business Services, Inc.	9,841	767,598
CBIZ, Inc.*	62,844	2,688,466
CRA International, Inc.	9,673	858,382
Exponent, Inc.	67,374	5,906,679
First Advantage Corp.*	79,151	1,015,507
Forrester Research, Inc.*	15,131	544,867
Franklin Covey Co.*	16,747	760,146
Heidrick & Struggles International, Inc.	25,476	662,121
HireRight Holdings Corp.(x)*	30,067	458,822
Huron Consulting Group, Inc.*	26,675	1,767,219
ICF International, Inc.	24,878	2,712,200
Insperity, Inc.	48,030	4,903,383
Kelly Services, Inc., Class A	47,204	641,502
Kforce, Inc.	26,321	1,543,727
Korn Ferry	72,222	3,390,823
Legalzoom.com, Inc.(x)*	132,105	1,132,140
Planet Labs PBC(x)*	211,975	1,151,024
Red Violet, Inc.(x)*	13,440	232,781
Resources Connection, Inc.	43,569	787,292
Skillsoft Corp.(x)*	115,706	211,742
Spire Global, Inc.(x)*	146,113	157,802
Sterling Check Corp.(x)*	31,230	550,897
TriNet Group, Inc.*	49,267	3,508,796
TrueBlue, Inc.*	41,005	782,375
Upwork, Inc.*	161,630	2,201,401
Willdan Group, Inc.*	15,865	234,961

		48,951,420

Road & Rail (0.5%)
ArcBest Corp.	32,967	2,397,690
Bird Global, Inc., Class A(x)*	276,218	97,477
Covenant Logistics Group, Inc.	12,573	360,845
Daseke, Inc.*	53,839	291,269
Heartland Express, Inc.	63,164	903,877
Marten Transport Ltd.	74,222	1,422,094
PAM Transportation Services, Inc.*	9,222	285,513
Saia, Inc.*	35,189	6,685,910
TuSimple Holdings, Inc., Class A(x)*	189,264	1,438,406
Universal Logistics Holdings, Inc.	10,268	325,701
Werner Enterprises, Inc.	84,673	3,183,705

		17,392,487

Trading Companies & Distributors (1.4%)
Alta Equipment Group, Inc.	26,661	293,538
Applied Industrial Technologies, Inc.	50,691	5,210,021
Beacon Roofing Supply, Inc.*	67,628	3,700,604
BlueLinx Holdings, Inc.*	12,252	760,849
Boise Cascade Co.	51,703	3,074,260
Custom Truck One Source, Inc.(x)*	77,903	454,174
Distribution Solutions Group, Inc.*	7,013	197,556
DXP Enterprises, Inc.*	20,526	486,056
GATX Corp.	46,858	3,989,959
Global Industrial Co.	18,019	483,450
GMS, Inc.*	56,047	2,242,440
H&E Equipment Services, Inc.	42,773	1,212,187
Herc Holdings, Inc.	34,600	3,594,248
Hudson Technologies, Inc.*	61,324	450,731
Karat Packaging, Inc.*	6,635	106,094
McGrath RentCorp	32,948	2,763,019
MRC Global, Inc.*	109,136	784,688
NOW, Inc.*	148,888	1,496,324
Rush Enterprises, Inc., Class A	54,362	2,384,317
Rush Enterprises, Inc., Class B	9,856	472,201
Textainer Group Holdings Ltd.	57,949	1,556,510
Titan Machinery, Inc.*	25,977	734,110
Transcat, Inc.*	9,711	735,026
Triton International Ltd.	81,235	4,445,992
Veritiv Corp.*	17,919	1,751,941

		43,380,295

Total Industrials		428,294,367

Information Technology (11.8%)
Communications Equipment (0.9%)
ADTRAN Holdings, Inc.	94,812	1,856,419
Aviat Networks, Inc.*	10,493	287,298
Calix, Inc.*	74,845	4,576,023
Cambium Networks Corp.*	16,452	278,368
Casa Systems, Inc.(x)*	52,655	164,810
Clearfield, Inc.*	15,625	1,635,000
CommScope Holding Co., Inc.*	276,499	2,546,556
Comtech Telecommunications Corp.	34,571	346,056
Digi International, Inc.*	45,271	1,565,018
DZS, Inc.*	24,199	273,449
Extreme Networks, Inc.*	172,316	2,252,170
Harmonic, Inc.*	124,659	1,629,293
Infinera Corp.*	256,257	1,240,284
Inseego Corp.(x)*	120,649	249,743
NETGEAR, Inc.*	38,832	778,193
NetScout Systems, Inc.*	90,066	2,820,867
Ondas Holdings, Inc.(x)*	42,115	155,826
Ribbon Communications, Inc.*	97,891	217,318
Viavi Solutions, Inc.*	306,830	4,004,132

		26,876,823

Electronic Equipment, Instruments & Components (2.1%)
908 Devices, Inc.(x)*	29,476	484,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Advanced Energy Industries, Inc.	50,658	$3,921,436
Aeva Technologies, Inc.(x)*	141,681	264,943
AEye, Inc.(x)*	55,037	61,091
Akoustis Technologies, Inc.(x)*	62,915	186,858
Arlo Technologies, Inc.*	113,212	525,304
Badger Meter, Inc.	38,404	3,548,146
Belden, Inc.	56,715	3,404,034
Benchmark Electronics, Inc.	47,193	1,169,443
Cepton, Inc.*	10,082	19,761
CTS Corp.	42,456	1,768,292
ePlus, Inc.*	35,392	1,470,184
Evolv Technologies Holdings, Inc.(x)*	124,394	263,715
Fabrinet*	48,833	4,661,110
FARO Technologies, Inc.*	24,385	669,124
Focus Universal, Inc.(x)*	25,952	243,430
Identiv, Inc.*	29,902	374,971
Insight Enterprises, Inc.*	40,736	3,357,054
Itron, Inc.*	61,476	2,588,754
Kimball Electronics, Inc.*	33,766	579,087
Knowles Corp.*	120,785	1,469,953
Lightwave Logic, Inc.(x)*	150,928	1,107,811
Methode Electronics, Inc.	49,217	1,828,412
MicroVision, Inc.(x)*	218,588	789,103
Mirion Technologies, Inc.(x)*	184,669	1,379,477
Napco Security Technologies, Inc.*	39,603	1,151,655
nLight, Inc.*	56,762	536,401
Novanta, Inc.*	46,716	5,402,705
OSI Systems, Inc.*	21,107	1,520,970
Ouster, Inc.(x)*	169,648	163,439
PAR Technology Corp.(x)*	35,884	1,059,654
PC Connection, Inc.	14,867	670,353
Plexus Corp.*	37,017	3,241,208
Rogers Corp.*	24,829	6,005,638
Sanmina Corp.*	74,945	3,453,466
ScanSource, Inc.*	33,638	888,380
SmartRent, Inc.(x)*	165,118	374,818
TTM Technologies, Inc.*	136,621	1,800,665
Velodyne Lidar, Inc.(x)*	246,548	233,506
Vishay Intertechnology, Inc.	172,339	3,065,911
Vishay Precision Group, Inc.*	16,664	493,088

		66,198,230

IT Services (1.9%)
AvidXchange Holdings, Inc.*	197,621	1,663,969
BigCommerce Holdings, Inc.*	87,506	1,295,089
Brightcove, Inc.*	58,868	370,868
Cantaloupe, Inc.(x)*	77,491	269,669
Cass Information Systems, Inc.	18,565	644,020
Cerberus Cyber Sentinel Corp.(x)*	60,109	177,321
Conduent, Inc.*	229,513	766,573
Core Scientific, Inc.(x)*	356,972	464,064
CSG Systems International, Inc.	42,774	2,261,889
Cyxtera Technologies, Inc.(x)*	56,188	229,247
DigitalOcean Holdings, Inc.(x)*	92,204	3,335,019
Edgio, Inc.*	191,599	532,645
Evertec, Inc.	81,026	2,540,165
Evo Payments, Inc., Class A*	64,359	2,143,155
ExlService Holdings, Inc.*	42,863	6,316,292
Fastly, Inc., Class A*	151,651	1,389,123
Flywire Corp.*	74,751	1,716,283
Grid Dynamics Holdings, Inc.*	65,523	1,227,246
Hackett Group, Inc. (The)	36,335	643,856
I3 Verticals, Inc., Class A*	29,880	598,496
IBEX Holdings Ltd.*	8,546	158,699
Information Services Group, Inc.	45,416	216,180
International Money Express, Inc.*	43,805	998,316
Marqeta, Inc., Class A*	585,282	4,167,208
Maximus, Inc.	80,544	4,661,081
MoneyGram International, Inc.*	126,427	1,314,841
Paya Holdings, Inc.*	118,995	727,059
Payoneer Global, Inc.*	286,327	1,732,278
Paysafe Ltd.(x)*	448,114	618,397
Perficient, Inc.*	45,441	2,954,574
PFSweb, Inc.*	21,111	196,754
Priority Technology Holdings, Inc.(x)*	26,978	121,671
Rackspace Technology, Inc.(x)*	81,237	331,447
Remitly Global, Inc.*	120,705	1,342,240
Repay Holdings Corp.*	120,810	852,919
Sabre Corp.*	439,647	2,264,182
SolarWinds Corp.*	65,095	504,486
Squarespace, Inc., Class A(x)*	43,260	924,034
StoneCo Ltd., Class A*	373,645	3,560,837
TTEC Holdings, Inc.	25,526	1,131,057
Tucows, Inc., Class A(x)*	13,455	503,352
Unisys Corp.*	88,429	667,639
Verra Mobility Corp.*	189,332	2,910,033

		61,444,273

Semiconductors & Semiconductor Equipment (2.2%)
ACM Research, Inc., Class A*	64,631	805,302
Alpha & Omega Semiconductor Ltd.*	30,530	939,103
Ambarella, Inc.*	49,110	2,759,000
Amkor Technology, Inc.	135,772	2,314,913
Atomera, Inc.(x)*	28,326	286,942
Axcelis Technologies, Inc.*	43,821	2,653,800
AXT, Inc.*	58,446	391,588
CEVA, Inc.*	30,862	809,510
Cohu, Inc.*	64,871	1,672,374
Credo Technology Group Holding Ltd.(x)*	116,076	1,276,836
CyberOptics Corp.*	9,662	519,622
Diodes, Inc.*	57,919	3,759,522
FormFactor, Inc.*	100,637	2,520,957
Ichor Holdings Ltd.*	37,296	902,936
Impinj, Inc.*	27,714	2,217,951
indie Semiconductor, Inc., Class A*	135,761	993,771
Kulicke & Soffa Industries, Inc.	75,070	2,892,447
MACOM Technology Solutions Holdings, Inc.*	68,149	3,529,437
MaxLinear, Inc.*	96,834	3,158,725
Onto Innovation, Inc.*	64,706	4,144,419
PDF Solutions, Inc.*	39,534	969,769
Photronics, Inc.*	80,796	1,181,238
Power Integrations, Inc.	74,497	4,791,647
Rambus, Inc.*	147,872	3,758,906
Rigetti Computing, Inc.(x)*	39,193	73,683
Rockley Photonics Holdings Ltd.(x)*	148,872	105,714
Semtech Corp.*	85,329	2,509,526
Silicon Laboratories, Inc.*	44,779	5,527,520
SiTime Corp.*	21,596	1,700,253
SkyWater Technology, Inc.(x)*	11,379	87,049
SMART Global Holdings, Inc.*	64,888	1,029,773
Synaptics, Inc.*	52,390	5,187,134
Transphorm, Inc.(x)*	24,559	123,532
Ultra Clean Holdings, Inc.*	61,698	1,588,724
Veeco Instruments, Inc.*	66,765	1,223,135

		68,406,758

Software (4.4%)
8x8, Inc.(x)*	151,305	522,002
A10 Networks, Inc.	88,852	1,179,066
ACI Worldwide, Inc.*	151,253	3,161,188
Agilysys, Inc.*	26,351	1,458,528
Alarm.com Holdings, Inc.*	63,963	4,148,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Alkami Technology, Inc.(x)*	49,475	$744,599
Altair Engineering, Inc., Class A*	69,120	3,056,486
American Software, Inc., Class A	42,539	651,697
Amplitude, Inc., Class A(x)*	75,735	1,171,620
Appfolio, Inc., Class A*	25,603	2,681,146
Appian Corp., Class A*	53,970	2,203,595
Applied Blockchain, Inc.(x)*	10,455	17,774
Arteris, Inc.(x)*	25,604	170,523
Asana, Inc., Class A(x)*	99,281	2,207,017
Avaya Holdings Corp.(x)*	111,258	176,900
AvePoint, Inc.(x)*	173,622	696,224
Benefitfocus, Inc.(x)*	36,147	229,533
Blackbaud, Inc.*	62,617	2,758,905
Blackline, Inc.*	73,457	4,400,074
Blend Labs, Inc., Class A(x)*	257,190	568,390
Box, Inc., Class A*	174,043	4,244,909
BTRS Holdings, Inc., Class 1*	137,627	1,274,426
C3.ai, Inc., Class A(x)*	92,778	1,159,725
Cerence, Inc.*	53,032	835,254
ChannelAdvisor Corp.*	37,072	840,052
Cipher Mining, Inc.(x)*	86,440	108,914
Cleanspark, Inc.(x)*	47,382	150,675
Clear Secure, Inc., Class A(x)*	83,876	1,917,405
CommVault Systems, Inc.*	60,021	3,183,514
Consensus Cloud Solutions, Inc.*	21,550	1,019,315
Couchbase, Inc.(x)*	35,719	509,710
CS Disco, Inc.(x)*	29,143	291,430
Cvent Holding Corp.(x)*	61,731	324,088
Digimarc Corp.(x)*	20,408	276,528
Digital Turbine, Inc.*	125,250	1,804,853
Domo, Inc., Class B*	40,956	736,798
Duck Creek Technologies, Inc.*	104,118	1,233,798
E2open Parent Holdings, Inc.(x)*	266,597	1,618,244
Ebix, Inc.(x)	34,843	660,972
eGain Corp.*	29,588	217,472
Enfusion, Inc., Class A(x)*	34,754	428,864
EngageSmart, Inc.*	45,641	944,312
Envestnet, Inc.*	71,413	3,170,737
Everbridge, Inc.*	53,364	1,647,880
EverCommerce, Inc.(x)*	32,122	351,093
ForgeRock, Inc., Class A(x)*	38,485	559,187
Greenidge Generation Holdings, Inc.(x)*	13,286	26,572
Instructure Holdings, Inc.(x)*	24,420	544,078
Intapp, Inc.*	18,399	343,509
InterDigital, Inc.	38,221	1,544,893
IronNet, Inc.(x)*	82,108	56,572
Kaleyra, Inc.(x)*	63,614	61,706
KnowBe4, Inc., Class A*	98,191	2,043,355
Latch, Inc.(x)*	109,663	104,575
LivePerson, Inc.*	94,828	893,280
LiveRamp Holdings, Inc.*	90,822	1,649,328
LiveVox Holdings, Inc.(x)*	28,826	85,037
Marathon Digital Holdings, Inc.(x)*	136,126	1,457,909
Matterport, Inc.(x)*	299,488	1,135,060
MeridianLink, Inc.(x)*	30,153	490,891
MicroStrategy, Inc., Class A(x)*	12,512	2,655,797
Mitek Systems, Inc.*	57,067	522,734
Model N, Inc.*	49,985	1,710,987
Momentive Global, Inc.*	180,644	1,049,542
N-able, Inc.*	91,945	848,652
NextNav, Inc.(x)*	62,531	168,208
Olo, Inc., Class A*	121,558	960,308
ON24, Inc.*	59,126	520,309
OneSpan, Inc.*	53,996	464,906
PagerDuty, Inc.*	114,702	2,646,175
Ping Identity Holding Corp.*	102,784	2,885,147
Progress Software Corp.(x)	59,887	2,548,192
PROS Holdings, Inc.*	55,998	1,383,151
Q2 Holdings, Inc.*	75,314	2,425,111
Qualys, Inc.*	51,084	7,120,599
Rapid7, Inc.*	78,307	3,359,370
Rimini Street, Inc.*	71,437	332,896
Riot Blockchain, Inc.(x)*	169,625	1,189,071
Sapiens International Corp. NV	41,168	789,602
SecureWorks Corp., Class A*	14,823	119,325
ShotSpotter, Inc.*	12,279	353,144
Sprout Social, Inc., Class A*	61,950	3,759,126
SPS Commerce, Inc.*	47,673	5,922,417
Sumo Logic, Inc.*	118,086	885,645
Telos Corp.*	72,431	643,912
Tenable Holdings, Inc.*	146,193	5,087,516
Terawulf, Inc.(x)*	27,706	34,910
Upland Software, Inc.*	40,008	325,265
UserTesting, Inc.(x)*	59,348	232,644
Varonis Systems, Inc.*	146,875	3,895,125
Verint Systems, Inc.*	84,619	2,841,506
Veritone, Inc.(x)*	38,079	214,385
Viant Technology, Inc., Class A(x)*	16,523	69,562
Weave Communications, Inc.(x)*	21,670	109,433
WM Technology, Inc.(x)*	91,105	146,679
Workiva, Inc.*	63,406	4,932,987
Xperi Holding Corp.	139,596	1,973,887
Yext, Inc.*	163,396	728,746
Zeta Global Holdings Corp., Class A(x)*	127,731	844,302
Zuora, Inc., Class A*	149,468	1,103,074

		139,955,174

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.*	170,812	1,363,080
Avid Technology, Inc.*	48,494	1,127,970
CompoSecure, Inc.(x)*	10,074	50,471
Corsair Gaming, Inc.(x)*	54,053	613,502
Diebold Nixdorf, Inc.*	96,480	235,411
Eastman Kodak Co.(x)*	77,903	357,575
IonQ, Inc.(x)*	166,792	845,635
Super Micro Computer, Inc.*	59,719	3,288,725
Turtle Beach Corp.*	20,447	139,449
Xerox Holdings Corp.	154,154	2,016,334

		10,038,152

Total Information Technology		372,919,410

Materials (3.7%)
Chemicals (1.9%)
AdvanSix, Inc.	36,954	1,186,223
American Vanguard Corp.	39,321	735,303
Amyris, Inc.(x)*	265,398	774,962
Aspen Aerogels, Inc.*	38,752	357,293
Avient Corp.	122,726	3,718,598
Balchem Corp.	42,217	5,132,743
Cabot Corp.	73,648	4,705,371
Chase Corp.	10,273	858,515
Danimer Scientific, Inc.(x)*	121,418	358,183
Diversey Holdings Ltd.*	109,538	532,355
Ecovyst, Inc.*	86,267	728,093
FutureFuel Corp.	34,370	207,595
Hawkins, Inc.	25,763	1,004,499
HB Fuller Co.	70,099	4,212,950
Ingevity Corp.*	50,847	3,082,854
Innospec, Inc.	32,309	2,767,912
Intrepid Potash, Inc.*	14,694	581,442
Koppers Holdings, Inc.	29,144	605,612
Kronos Worldwide, Inc.	29,850	278,799
Livent Corp.(x)*	215,530	6,605,994
LSB Industries, Inc.*	45,270	645,098

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Mativ Holdings, Inc.	73,358	$1,619,745
Minerals Technologies, Inc.	42,152	2,082,730
Origin Materials, Inc.(x)*	145,488	750,718
Orion Engineered Carbons SA	81,292	1,085,248
Perimeter Solutions SA*	164,257	1,315,699
PureCycle Technologies, Inc.(x)*	145,652	1,175,412
Quaker Chemical Corp.	17,974	2,595,086
Rayonier Advanced Materials, Inc.*	82,841	260,949
Sensient Technologies Corp.	55,324	3,836,166
Stepan Co.	27,835	2,607,304
Tredegar Corp.	35,136	331,684
Trinseo plc	45,153	827,203
Tronox Holdings plc	157,718	1,932,046
Valhi, Inc.	3,234	81,367

		59,581,751

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	157,161	3,765,577
United States Lime & Minerals, Inc.	3,089	315,696

		4,081,273

Containers & Packaging (0.3%)
Cryptyde, Inc.(x)*	23,592	16,342
Greif, Inc., Class A	33,375	1,988,149
Greif, Inc., Class B	7,950	483,360
Myers Industries, Inc.	48,587	800,228
O-I Glass, Inc.*	204,729	2,651,241
Pactiv Evergreen, Inc.	56,058	489,386
Ranpak Holdings Corp.*	59,943	205,005
TriMas Corp.	58,047	1,455,238

		8,088,949

Metals & Mining (1.3%)
5E Advanced Materials, Inc.(x)*	44,505	452,171
Alpha Metallurgical Resources, Inc.	21,858	2,991,049
Arconic Corp.*	136,410	2,324,426
ATI, Inc.*	164,191	4,369,122
Carpenter Technology Corp.	65,535	2,040,760
Century Aluminum Co.*	68,311	360,682
Coeur Mining, Inc.*	375,575	1,284,466
Commercial Metals Co.	160,199	5,683,860
Compass Minerals International, Inc.	45,489	1,752,691
Constellium SE*	167,315	1,696,574
Dakota Gold Corp.(x)*	75,084	229,006
Haynes International, Inc.	16,316	573,018
Hecla Mining Co.	723,931	2,852,288
Hycroft Mining Holding Corp.(x)*	185,675	112,241
Kaiser Aluminum Corp.	21,831	1,339,332
Materion Corp.	27,972	2,237,760
Novagold Resources, Inc.*	317,462	1,488,897
Olympic Steel, Inc.	13,564	309,395
Piedmont Lithium, Inc.(x)*	24,012	1,284,402
PolyMet Mining Corp.*	41,785	120,341
Ramaco Resources, Inc.	28,665	263,718
Ryerson Holding Corp.	23,132	595,418
Schnitzer Steel Industries, Inc., Class A	35,388	1,007,142
SunCoke Energy, Inc.	111,796	649,535
TimkenSteel Corp.*	64,445	966,031
Warrior Met Coal, Inc.	69,013	1,962,730
Worthington Industries, Inc.	41,028	1,564,808

		40,511,863

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	23,319	876,795
Glatfelter Corp.(x)	57,584	179,086
Resolute Forest Products, Inc.*	61,947	1,238,940
Sylvamo Corp.	47,866	1,622,657

		3,917,478

Total Materials		116,181,314

Real Estate (5.8%)
Equity Real Estate Investment Trusts (REITs) (5.2%)
Acadia Realty Trust (REIT)	119,006	1,501,856
Agree Realty Corp. (REIT)	101,473	6,857,545
Alexander & Baldwin, Inc. (REIT)	97,475	1,616,135
Alexander’s, Inc. (REIT)	2,790	582,998
American Assets Trust, Inc. (REIT)	67,389	1,733,245
Apartment Investment and Management Co. (REIT), Class A	199,461	1,456,065
Apple Hospitality REIT, Inc. (REIT)	290,056	4,078,187
Armada Hoffler Properties, Inc. (REIT)	88,657	920,260
Ashford Hospitality Trust, Inc. (REIT)(x)*	44,230	301,206
Bluerock Residential Growth REIT, Inc. (REIT)	39,131	1,046,754
Braemar Hotels & Resorts, Inc. (REIT)(x)	95,467	410,508
Brandywine Realty Trust (REIT)	225,711	1,523,549
Broadstone Net Lease, Inc. (REIT)	219,481	3,408,540
BRT Apartments Corp. (REIT)	16,207	329,164
CareTrust REIT, Inc. (REIT)	131,702	2,385,123
CBL & Associates Properties, Inc. (REIT)(x)	35,894	919,245
Centerspace (REIT)	20,704	1,393,793
Chatham Lodging Trust (REIT)*	64,103	632,697
City Office REIT, Inc. (REIT)	57,211	570,394
Clipper Realty, Inc. (REIT)	16,358	114,015
Community Healthcare Trust, Inc. (REIT)	32,291	1,057,530
Corporate Office Properties Trust (REIT)	151,893	3,528,474
CTO Realty Growth, Inc. (REIT)	25,095	470,280
DiamondRock Hospitality Co. (REIT)	278,019	2,087,923
Diversified Healthcare Trust (REIT)	308,709	305,653
Easterly Government Properties, Inc. (REIT)	122,917	1,938,401
Empire State Realty Trust, Inc. (REIT), Class A	169,705	1,113,265
Equity Commonwealth (REIT)	141,750	3,453,030
Essential Properties Realty Trust, Inc. (REIT)	176,000	3,423,200
Farmland Partners, Inc. (REIT)	61,731	782,132
Four Corners Property Trust, Inc. (REIT)	108,064	2,614,068
Franklin Street Properties Corp. (REIT)	134,320	353,262
Getty Realty Corp. (REIT)	53,813	1,447,032
Gladstone Commercial Corp. (REIT)	53,029	821,950
Gladstone Land Corp. (REIT)(x)	44,749	809,957
Global Medical REIT, Inc. (REIT)	82,074	699,270
Global Net Lease, Inc. (REIT)	143,275	1,525,879
Hersha Hospitality Trust (REIT), Class A	46,740	372,985
Independence Realty Trust, Inc. (REIT)	290,982	4,868,129
Indus Realty Trust, Inc. (REIT)	7,726	404,611
Industrial Logistics Properties Trust (REIT)	88,095	484,523
Innovative Industrial Properties, Inc. (REIT)	37,441	3,313,528
InvenTrust Properties Corp. (REIT)	91,354	1,948,581
iStar, Inc. (REIT)	89,300	826,918
Kite Realty Group Trust (REIT)	293,744	5,058,272
LTC Properties, Inc. (REIT)	52,201	1,954,927
LXP Industrial Trust (REIT)	367,038	3,362,068

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Macerich Co. (The) (REIT)	284,453	$2,258,557
National Health Investors, Inc. (REIT)	57,177	3,232,216
Necessity Retail REIT, Inc. (The) (REIT)	180,163	1,059,358
NETSTREIT Corp. (REIT)(x)	64,880	1,155,513
NexPoint Residential Trust, Inc. (REIT)	30,884	1,427,150
Office Properties Income Trust (REIT)	64,649	908,318
One Liberty Properties, Inc. (REIT)(x)	21,598	453,990
Orion Office REIT, Inc. (REIT)(x)	77,002	673,767
Outfront Media, Inc. (REIT)	197,410	2,998,658
Paramount Group, Inc. (REIT)	256,629	1,598,799
Pebblebrook Hotel Trust (REIT)	174,309	2,529,224
Phillips Edison & Co., Inc. (REIT)	154,160	4,324,188
Physicians Realty Trust (REIT)	303,330	4,562,083
Piedmont Office Realty Trust, Inc. (REIT), Class A	166,291	1,756,033
Plymouth Industrial REIT, Inc. (REIT)	50,791	853,797
Postal Realty Trust, Inc. (REIT), Class A(x)	22,303	327,185
PotlatchDeltic Corp. (REIT)	107,452	4,409,830
Retail Opportunity Investments Corp. (REIT)	163,387	2,248,205
RLJ Lodging Trust (REIT)	206,732	2,092,128
RPT Realty (REIT)	111,368	841,942
Ryman Hospitality Properties, Inc. (REIT)	72,552	5,339,102
Sabra Health Care REIT, Inc. (REIT)	311,187	4,082,773
Safehold, Inc. (REIT)(x)	29,460	779,512
Saul Centers, Inc. (REIT)	15,863	594,863
Service Properties Trust (REIT)	221,861	1,151,459
SITE Centers Corp. (REIT)	262,592	2,812,360
STAG Industrial, Inc. (REIT)	243,238	6,915,256
Summit Hotel Properties, Inc. (REIT)	139,097	934,732
Sunstone Hotel Investors, Inc. (REIT)	280,056	2,638,128
Tanger Factory Outlet Centers, Inc. (REIT)	136,064	1,861,356
Terreno Realty Corp. (REIT)	100,213	5,310,287
UMH Properties, Inc. (REIT)	66,761	1,078,190
Uniti Group, Inc. (REIT)	319,934	2,223,541
Universal Health Realty Income Trust (REIT)	17,205	743,428
Urban Edge Properties (REIT)	154,259	2,057,815
Urstadt Biddle Properties, Inc. (REIT), Class A	39,400	611,094
Veris Residential, Inc. (REIT)*	116,744	1,327,379
Washington REIT (REIT)	117,860	2,069,622
Whitestone REIT (REIT)	63,051	533,411
Xenia Hotels & Resorts, Inc. (REIT)	155,883	2,149,627

		165,732,003

Real Estate Management & Development (0.6%)
American Realty Investors, Inc.(x)*	1,937	30,837
Anywhere Real Estate, Inc.*	145,261	1,178,067
Compass, Inc., Class A(x)*	357,374	829,108
Cushman & Wakefield plc*	207,941	2,380,924
DigitalBridge Group, Inc.	199,284	2,493,043
Doma Holdings, Inc.(x)*	168,144	73,882
Douglas Elliman, Inc.	106,877	438,196
eXp World Holdings, Inc.(x)	92,481	1,036,712
Forestar Group, Inc.*	25,290	282,995
FRP Holdings, Inc.*	8,958	486,957
Kennedy-Wilson Holdings, Inc.	159,216	2,461,479
Marcus & Millichap, Inc.	33,518	1,098,720
Newmark Group, Inc., Class A	186,240	1,501,094
Offerpad Solutions, Inc.(x)*	84,690	102,475
RE/MAX Holdings, Inc., Class A	24,819	469,327
Redfin Corp.(x)*	144,553	844,190
RMR Group, Inc. (The), Class A	21,256	503,555
Seritage Growth Properties (REIT), Class A(x)*	59,234	534,291
St Joe Co. (The)	46,455	1,487,954
Stratus Properties, Inc.	7,948	185,188
Tejon Ranch Co.*	26,978	388,483
Transcontinental Realty Investors, Inc.*	1,627	65,649

		18,873,126

Total Real Estate		184,605,129

Utilities (3.1%)
Electric Utilities (0.7%)
ALLETE, Inc.	77,278	3,867,764
MGE Energy, Inc.	49,080	3,221,120
Otter Tail Corp.	54,131	3,330,139
PNM Resources, Inc.	112,896	5,162,734
Portland General Electric Co.	118,760	5,161,310
Via Renewables, Inc.(x)	17,159	118,569

		20,861,636

Gas Utilities (1.1%)
Brookfield Infrastructure Corp., Class A(x)	132,034	5,373,784
Chesapeake Utilities Corp.	23,196	2,676,586
New Jersey Resources Corp.	129,795	5,023,067
Northwest Natural Holding Co.	45,990	1,995,046
ONE Gas, Inc.	71,281	5,017,470
South Jersey Industries, Inc.	162,703	5,437,534
Southwest Gas Holdings, Inc.	89,004	6,208,029
Spire, Inc.	67,236	4,190,820

		35,922,336

Independent Power and Renewable Electricity Producers (0.5%)
Altus Power, Inc.(x)*	52,332	576,175
Clearway Energy, Inc., Class A	46,737	1,360,047
Clearway Energy, Inc., Class C	110,585	3,522,132
Montauk Renewables, Inc.*	87,752	1,530,395
Ormat Technologies, Inc.(x)	61,152	5,271,302
Sunnova Energy International, Inc.(x)*	133,850	2,955,408

		15,215,459

Multi-Utilities (0.4%)
Avista Corp.	93,371	3,459,395
Black Hills Corp.	87,645	5,936,196
NorthWestern Corp.	73,281	3,611,288
Unitil Corp.	21,439	995,841

		14,002,720

Water Utilities (0.4%)
American States Water Co.	49,825	3,883,859
Artesian Resources Corp., Class A	10,913	525,134
California Water Service Group	72,374	3,813,386
Global Water Resources, Inc.	18,972	222,542
Middlesex Water Co.	23,167	1,788,492
Pure Cycle Corp.*	25,805	215,472
SJW Group	36,419	2,097,734
York Water Co. (The)	19,124	734,935

		13,281,554

Total Utilities		99,283,705

Total Common Stocks (91.5%) (Cost $2,685,407,075)		2,900,559,984

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)
Aduro Biotech, Inc., CVR(r)*	23,102	$—
Oncternal Therapeutics, Inc., CVR(r)(x)*	987	—

		—

Pharmaceuticals (0.0%)†
Zogenix, Inc., CVR(r)*	75,184	38,344

Total Rights (0.0%)† (Cost $58,656)		38,344

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.7%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	10,000,000	10,000,000
JPMorgan Prime Money Market Fund, IM Shares	107,142,982	107,185,839

Total Investment Companies		117,185,839

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.5%)
Banco Santander S.A., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $10,002,475, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/4/22-11/15/28; total market value $10,202,525.(xx)	$10,000,000	10,000,000
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $15,003,725, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $15,300,004.(xx)	15,000,000	15,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $36,443,589, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $37,163,263.(xx)	36,434,572	36,434,572
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $25,006,354, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $25,512,365.(xx)	25,000,000	25,000,000
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $47,929,804, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $52,500,799.(xx)	47,900,000	47,900,000
Societe Generale SA, 2.96%, dated 9/30/22, due 10/7/22, repurchase price $17,410,015, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 7/31/23-5/31/29; total market value $17,748,008.(xx)	17,400,000	17,400,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $7,001,791, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $7,777,449.(xx)	7,000,000	7,000,000
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $15,003,938, collateralized by various Common Stocks; total market value $16,504,340.(xx)	15,000,000	15,000,000

Total Repurchase Agreements		173,734,572

Total Short-Term Investments (9.2%) (Cost $290,864,525)		290,920,411

Total Investments in Securities (100.7%) (Cost $2,976,330,256)		3,191,518,739
Other Assets Less Liabilities (-0.7%)		(22,211,637)

Net Assets (100%)		$3,169,307,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $1,870,758 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $221,357,417. This was collateralized by $48,083,353 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 10/6/22 – 5/15/52 and by cash of $183,734,572 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	130,339	2,302,187	—	(41,539)	5,045	(730,300)	1,535,393	122,519	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	37,524	2,923,014	—	(237,397)	52,955	(1,128,792)	1,609,780	24,390	—

Total		5,225,201	—	(278,936)	58,000	(1,859,092)	3,145,173	146,909	—

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Russell 2000 E-Mini Index	(170)	12/2022	USD	(14,193,300)	(5,277)

					(5,277)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$78,143,542	$—	$—		$78,143,542
Consumer Discretionary	296,119,659	—	—		296,119,659
Consumer Staples	100,352,848	—	—	(a)	100,352,848
Energy	178,108,209	—	—		178,108,209
Financials	499,474,377	—	—		499,474,377
Health Care	547,077,424	—	—		547,077,424
Industrials	428,294,367	—	—		428,294,367
Information Technology	372,919,410	—	—		372,919,410
Materials	116,181,314	—	—		116,181,314
Real Estate	184,605,129	—	—		184,605,129
Utilities	99,283,705	—	—		99,283,705
Rights
Health Care	—	—	38,344		38,344
Short-Term Investments
Investment Companies	117,185,839	—	—		117,185,839
Repurchase Agreements	—	173,734,572	—		173,734,572

Total Assets	$3,017,745,823	$173,734,572	$38,344		$3,191,518,739

Liabilities:
Futures	$(5,277)	$—	$—		$(5,277)

Total Liabilities	$(5,277)	$—	$—		$(5,277)

Total	$3,017,740,546	$173,734,572	$38,344		$3,191,513,462

(a) Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$873,911,946
Aggregate gross unrealized depreciation	(660,083,558)

Net unrealized appreciation	$213,828,388

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,977,685,074

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.9%)
Ampol Ltd.	28,680	$529,544
APA Group	145,837	890,482
Aristocrat Leisure Ltd.	73,546	1,534,866
ASX Ltd.	22,693	1,043,477
Aurizon Holdings Ltd.	220,504	484,478
Australia & New Zealand Banking Group Ltd.	364,375	5,290,639
BHP Group Ltd. (ASE Stock Exchange)	353,239	8,797,384
BHP Group Ltd. (London Stock Exchange)	265,671	6,672,353
BlueScope Steel Ltd.	58,975	570,547
Brambles Ltd.	177,256	1,286,105
Cochlear Ltd.	8,169	1,009,426
Coles Group Ltd.	159,843	1,681,658
Commonwealth Bank of Australia	208,620	12,124,423
Computershare Ltd.	67,508	1,070,624
CSL Ltd.	58,892	10,678,468
Dexus (REIT)	134,183	665,534
Domino’s Pizza Enterprises Ltd.	7,901	258,673
Endeavour Group Ltd.	165,078	739,875
Evolution Mining Ltd.(x)	237,276	312,892
Fortescue Metals Group Ltd.	209,021	2,240,160
Glencore plc	1,205,376	6,365,033
Goodman Group (REIT)	210,428	2,102,478
GPT Group (The) (REIT)	211,506	513,387
IDP Education Ltd.(x)	26,203	438,445
Insurance Australia Group Ltd.	300,295	884,221
Lendlease Corp. Ltd.	85,624	484,253
Lottery Corp. Ltd. (The)*	271,973	722,537
Macquarie Group Ltd.	44,435	4,312,193
Medibank Pvt Ltd.	330,611	734,743
Mineral Resources Ltd.	20,823	871,654
Mirvac Group (REIT)	464,275	573,418
National Australia Bank Ltd.	392,434	7,195,746
Newcrest Mining Ltd.	111,782	1,216,198
Northern Star Resources Ltd.	135,275	681,986
Orica Ltd.	52,979	444,802
Origin Energy Ltd.	216,830	710,466
Qantas Airways Ltd.*	105,752	340,418
QBE Insurance Group Ltd.	186,482	1,377,572
Ramsay Health Care Ltd.	23,581	864,852
REA Group Ltd.(x)	6,309	457,685
Reece Ltd.	28,159	249,070
Rio Tinto Ltd.	45,550	2,710,810
Rio Tinto plc	137,461	7,445,372
Santos Ltd.	382,902	1,734,266
Scentre Group (REIT)	645,289	1,038,694
SEEK Ltd.	43,706	528,833
Sonic Healthcare Ltd.	54,809	1,066,485
South32 Ltd.	585,776	1,353,956
Stockland (REIT)	294,244	612,710
Suncorp Group Ltd.	154,553	986,224
Telstra Corp. Ltd.	508,343	1,245,922
Transurban Group	372,928	2,925,045
Treasury Wine Estates Ltd.	81,569	656,760
Vicinity Centres (REIT)	475,722	531,184
Washington H Soul Pattinson & Co. Ltd.	28,300	481,614
Wesfarmers Ltd.	138,005	3,750,691
Westpac Banking Corp.	428,041	5,620,721
WiseTech Global Ltd.	18,259	599,728
Woodside Energy Group Ltd. (ASE Stock Exchange)	184,130	3,745,855
Woodside Energy Group Ltd. (London Stock Exchange)	48,007	985,470
Woolworths Group Ltd.	147,818	3,198,307

		130,641,412

Austria (0.2%)
Erste Group Bank AG	42,287	926,048
Mondi plc	60,646	936,775
OMV AG	18,936	681,546
Verbund AG	7,935	676,152
voestalpine AG	14,333	242,393

		3,462,914

Belgium (0.7%)
Ageas SA/NV	20,554	745,753
Anheuser-Busch InBev SA/NV	105,838	4,787,899
D’ieteren Group	3,099	434,854
Elia Group SA/NV	4,231	497,271
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	6,489	454,506
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	6,168	428,619
KBC Group NV	29,759	1,395,955
Proximus SADP	21,495	222,719
Sofina SA	1,780	302,481
Solvay SA	9,409	719,733
UCB SA	16,038	1,109,255
Umicore SA	24,091	698,489
Warehouses De Pauw CVA (REIT)	18,525	450,006

		12,247,540

Brazil (0.0%)†
Yara International ASA	19,902	695,641

Chile (0.0%)†
Antofagasta plc	43,920	541,764

China (0.6%)
BOC Hong Kong Holdings Ltd.	455,000	1,504,245
Budweiser Brewing Co. APAC Ltd.(m)	209,800	546,838
Chow Tai Fook Jewellery Group Ltd.	261,000	488,651
ESR Group Ltd.(m)	243,800	614,956
Futu Holdings Ltd. (ADR)(x)*	6,530	243,504
Prosus NV*	101,403	5,284,508
SITC International Holdings Co. Ltd.	172,000	315,007
Wilmar International Ltd.	248,000	660,255
Xinyi Glass Holdings Ltd.	230,000	333,133

		9,991,097

Denmark (2.4%)
AP Moller - Maersk A/S, Class A	382	673,191
AP Moller - Maersk A/S, Class B	626	1,133,961
Carlsberg A/S, Class B	11,837	1,381,136
Chr Hansen Holding A/S	13,708	671,953
Coloplast A/S, Class B	14,206	1,436,221
Danske Bank A/S	83,369	1,031,738
Demant A/S*	9,778	240,955
DSV A/S	23,266	2,696,672
Genmab A/S*	7,973	2,570,008
GN Store Nord A/S	15,875	276,533
Novo Nordisk A/S, Class B	202,390	20,173,021
Novozymes A/S, Class B	25,210	1,257,393
Orsted A/S(m)	22,515	1,791,572
Pandora A/S	11,972	557,621
ROCKWOOL A/S, Class B	1,141	178,872
Tryg A/S	45,315	931,299
Vestas Wind Systems A/S	124,340	2,279,641

		39,281,787

Finland (1.1%)
Elisa OYJ	17,323	785,618
Fortum OYJ	55,188	741,794

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Kesko OYJ, Class B	34,715	$645,088
Kone OYJ, Class B	41,262	1,588,942
Neste OYJ	52,766	2,288,518
Nokia OYJ	670,113	2,861,478
Nordea Bank Abp (Aquis Stock Exchange)	6,394	54,706
Nordea Bank Abp (Turquoise Stock Exchange)	407,091	3,483,254
Orion OYJ, Class B	11,836	498,875
Sampo OYJ, Class A	58,544	2,498,511
Stora Enso OYJ, Class R	63,552	810,530
UPM-Kymmene OYJ	65,475	2,080,623
Wartsila OYJ Abp	55,498	353,582

		18,691,519

France (9.3%)
Accor SA*	20,875	435,843
Adevinta ASA*	29,558	173,415
Aeroports de Paris*	3,476	400,356
Air Liquide SA	63,890	7,274,949
Airbus SE	72,117	6,230,351
Alstom SA(x)	35,742	574,739
Amundi SA(m)	8,092	335,539
Arkema SA	7,325	534,242
AXA SA	228,343	4,999,513
BioMerieux	5,478	431,656
BNP Paribas SA	135,816	5,733,791
Bollore SE	104,213	476,742
Bouygues SA	29,304	763,404
Bureau Veritas SA	37,819	844,582
Capgemini SE	20,162	3,222,100
Carrefour SA	75,303	1,043,237
Cie de Saint-Gobain	62,065	2,213,476
Cie Generale des Etablissements Michelin SCA	81,383	1,813,124
Covivio (REIT)	6,038	288,684
Credit Agricole SA	147,024	1,183,794
Danone SA	79,654	3,753,048
Dassault Aviation SA	2,970	337,314
Dassault Systemes SE	81,136	2,788,943
Edenred	30,741	1,412,954
Eiffage SA	9,496	760,178
Electricite de France SA	69,992	814,937
Engie SA	221,428	2,540,630
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	11,323	1,533,923
EssilorLuxottica SA (Turquoise Stock Exchange)	23,687	3,209,484
Eurazeo SE	4,644	242,482
Gecina SA (REIT)	5,317	413,269
Getlink SE	54,567	845,763
Hermes International	3,870	4,548,632
Ipsen SA	4,385	404,979
Kering SA	9,141	4,042,321
Klepierre SA (REIT)*	23,763	410,248
La Francaise des Jeux SAEM(m)	10,933	323,492
Legrand SA	32,300	2,086,867
L’Oreal SA	29,504	9,394,601
LVMH Moet Hennessy Louis Vuitton SE	33,941	19,951,707
Orange SA	245,893	2,223,544
Pernod Ricard SA	25,551	4,670,288
Publicis Groupe SA	28,612	1,353,857
Remy Cointreau SA	3,068	508,465
Renault SA*	23,400	628,490
Safran SA	41,589	3,781,463
Sanofi	139,217	10,625,080
Sartorius Stedim Biotech	3,467	1,059,837
SEB SA	3,082	193,311
Societe Generale SA	99,046	1,965,195
Sodexo SA	10,952	823,692
Teleperformance	7,173	1,812,203
Thales SA	13,361	1,473,717
TotalEnergies SE	303,113	14,267,503
Ubisoft Entertainment SA*	12,028	330,226
Unibail-Rodamco-Westfield (REIT)*	14,933	612,983
Valeo	21,930	329,616
Veolia Environnement SA	81,798	1,551,965
Vinci SA	65,236	5,240,110
Vivendi SE	92,834	719,540
Wendel SE	3,045	217,798
Worldline SA(m)*	27,947	1,092,872

		154,271,064

Germany (6.7%)
adidas AG	20,715	2,403,988
Allianz SE (Registered)	49,937	7,902,564
Aroundtown SA	118,122	260,638
BASF SE	111,522	4,321,899
Bayer AG (Registered)	119,948	5,535,351
Bayerische Motoren Werke AG	40,408	2,762,660
Bayerische Motoren Werke AG (Preference)(q)	6,767	442,479
Bechtle AG	10,218	371,774
Beiersdorf AG	12,456	1,232,593
Brenntag SE	18,061	1,102,090
Carl Zeiss Meditec AG	5,130	540,231
Commerzbank AG*	132,394	949,932
Continental AG	12,417	557,877
Covestro AG(m)	24,229	700,505
Daimler Truck Holding AG*	56,370	1,290,079
Deutsche Bank AG (Registered)	252,407	1,887,922
Deutsche Boerse AG	23,203	3,820,072
Deutsche Lufthansa AG (Registered)(x)*	72,330	417,229
Deutsche Post AG (Registered)	120,143	3,655,758
Deutsche Telekom AG (Registered)	396,263	6,792,770
E.ON SE	270,466	2,093,241
Evonik Industries AG	24,597	414,772
Fresenius Medical Care AG & Co. KGaA	25,333	720,039
Fresenius SE & Co. KGaA	53,131	1,138,026
GEA Group AG	19,055	623,106
Hannover Rueck SE	7,354	1,110,645
HeidelbergCement AG	18,596	744,897
HelloFresh SE*	19,689	415,620
Henkel AG & Co. KGaA	12,390	707,203
Henkel AG & Co. KGaA (Preference)(q)	22,362	1,336,629
Infineon Technologies AG	158,390	3,510,008
KION Group AG	8,868	171,839
Knorr-Bremse AG	9,377	406,549
LEG Immobilien SE	9,264	557,415
Mercedes-Benz Group AG	98,022	5,012,614
Merck KGaA	15,790	2,576,982
MTU Aero Engines AG	6,762	1,020,409
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	17,110	4,138,688
Nemetschek SE	7,705	371,034
Porsche Automobil Holding SE (Preference)(q)	17,979	1,024,156
Puma SE	12,970	607,231
Rational AG	634	309,659
Rheinmetall AG	5,425	840,291
RWE AG	77,602	2,855,347

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SAP SE	127,665	$10,524,039
Sartorius AG (Preference)(q)	2,975	1,039,074
Scout24 SE(m)	10,145	514,082
Siemens AG (Registered)	93,527	9,256,692
Siemens Energy AG(x)	49,721	553,447
Siemens Healthineers AG(m)	34,780	1,506,556
Symrise AG	16,106	1,584,850
Telefonica Deutschland Holding AG	145,427	294,531
Uniper SE(x)	11,936	45,280
United Internet AG (Registered)	12,524	236,217
Volkswagen AG	3,804	626,977
Volkswagen AG (Preference)(q)	22,769	2,812,400
Vonovia SE	85,597	1,862,910
Zalando SE(m)*	6,374	126,374
Zalando SE (Bulgaria Stock Exchange)(m)(x)*	20,379	404,068

		111,042,308

Hong Kong (2.4%)
AIA Group Ltd.	1,472,612	12,226,445
CK Asset Holdings Ltd.	245,152	1,471,048
CK Infrastructure Holdings Ltd.	65,500	334,189
CLP Holdings Ltd.	202,500	1,525,962
Hang Lung Properties Ltd.	240,000	391,778
Hang Seng Bank Ltd.	96,200	1,453,707
Henderson Land Development Co. Ltd.	187,025	522,013
HK Electric Investments & HK Electric Investments Ltd.(m)	333,500	233,748
HKT Trust & HKT Ltd.	459,013	536,854
Hong Kong & China Gas Co. Ltd.	1,364,722	1,198,865
Hong Kong Exchanges & Clearing Ltd.	147,558	5,010,054
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	143,700	619,347
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	600	2,632
Jardine Matheson Holdings Ltd. (London Stock Exchange)	17,900	905,740
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	1,900	96,190
Link REIT (REIT)	255,900	1,786,093
MTR Corp. Ltd.	187,500	857,999
New World Development Co. Ltd.	188,621	532,948
Power Assets Holdings Ltd.	170,500	852,178
Prudential plc	333,455	3,276,221
Sino Land Co. Ltd.	403,172	530,572
Sun Hung Kai Properties Ltd.	180,500	1,984,628
Swire Pacific Ltd., Class A	60,000	447,758
Swire Properties Ltd.	138,800	298,270
Techtronic Industries Co. Ltd.	172,000	1,624,961
WH Group Ltd.(m)	952,603	599,231
Wharf Real Estate Investment Co. Ltd.	205,900	929,853

		40,249,284

Ireland (0.6%)
AerCap Holdings NV*	16,501	698,487
CRH plc	93,301	2,987,616
Flutter Entertainment plc*	21,059	2,300,580
Kerry Group plc, Class A	19,445	1,727,450
Kingspan Group plc	19,272	861,066
Smurfit Kappa Group plc	29,760	840,764

		9,415,963

Israel (0.7%)
Azrieli Group Ltd.	4,926	335,568
Bank Hapoalim BM	158,189	1,331,283
Bank Leumi Le-Israel BM	192,294	1,637,372
Bezeq The Israeli Telecommunication Corp. Ltd.	258,355	422,582
Check Point Software Technologies Ltd.*	12,857	1,440,241
Elbit Systems Ltd.	3,155	597,583
ICL Group Ltd.	81,984	657,051
Israel Discount Bank Ltd., Class A	153,744	772,416
Mizrahi Tefahot Bank Ltd.	17,011	594,421
Nice Ltd.*	7,981	1,508,342
Teva Pharmaceutical Industries Ltd. (ADR)*	129,484	1,044,936
Tower Semiconductor Ltd.*	13,585	593,326
Wix.com Ltd.*	7,243	566,620
ZIM Integrated Shipping Services Ltd.(x)	10,445	245,457

		11,747,198

Italy (1.7%)
Amplifon SpA	15,662	410,152
Assicurazioni Generali SpA	139,631	1,900,560
Atlantia SpA	63,176	1,398,508
Coca-Cola HBC AG	25,890	544,847
Davide Campari-Milano NV	60,150	533,547
DiaSorin SpA	3,041	339,808
Enel SpA	1,010,864	4,142,544
Eni SpA	305,396	3,244,436
Ferrari NV	15,411	2,874,423
FinecoBank Banca Fineco SpA	69,085	849,130
Infrastrutture Wireless Italiane SpA(m)	35,185	307,628
Intesa Sanpaolo SpA	2,004,192	3,298,735
Mediobanca Banca di Credito Finanziario SpA	68,999	539,410
Moncler SpA	24,816	1,018,939
Nexi SpA(m)*	69,067	557,708
Poste Italiane SpA(m)	66,421	501,686
Prysmian SpA	31,222	894,312
Recordati Industria Chimica e Farmaceutica SpA	13,850	508,786
Snam SpA	250,129	1,010,411
Telecom Italia SpA*	1,086,535	201,672
Terna - Rete Elettrica Nazionale	173,416	1,056,424
UniCredit SpA	249,961	2,527,642

		28,661,308

Japan (20.4%)
Advantest Corp.(x)	22,500	1,045,656
Aeon Co. Ltd.	79,000	1,477,776
AGC, Inc.	23,000	714,885
Aisin Corp.(x)	17,500	449,501
Ajinomoto Co., Inc.	55,200	1,503,868
ANA Holdings, Inc.(x)*	21,200	398,759
Asahi Group Holdings Ltd.	54,800	1,699,969
Asahi Intecc Co. Ltd.	26,300	416,127
Asahi Kasei Corp.	155,600	1,029,082
Astellas Pharma, Inc.	224,400	2,966,200
Azbil Corp.(x)	15,100	394,121
Bandai Namco Holdings, Inc.	23,900	1,560,984
Bridgestone Corp.	69,800	2,256,396
Brother Industries Ltd.	28,000	482,777
Canon, Inc.	120,900	2,636,782
Capcom Co. Ltd.(x)	21,600	540,047
Central Japan Railway Co.	17,600	2,061,842
Chiba Bank Ltd. (The)(x)	58,900	317,150
Chubu Electric Power Co., Inc.(x)	72,800	654,575
Chugai Pharmaceutical Co. Ltd.	81,700	2,039,973
Concordia Financial Group Ltd.(x)	138,600	428,508
CyberAgent, Inc.(x)	54,400	453,109
Dai Nippon Printing Co. Ltd.	26,700	532,795

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Daifuku Co. Ltd.(x)	12,300	$577,976
Dai-ichi Life Holdings, Inc.	123,400	1,961,511
Daiichi Sankyo Co. Ltd.	214,200	5,958,376
Daikin Industries Ltd.	30,400	4,697,410
Daito Trust Construction Co. Ltd.(x)	8,000	751,185
Daiwa House Industry Co. Ltd.(x)	74,700	1,522,320
Daiwa House REIT Investment Corp. (REIT)	264	547,974
Daiwa Securities Group, Inc.(x)	157,400	616,750
Denso Corp.(x)	53,200	2,428,258
Dentsu Group, Inc.	24,781	705,517
Disco Corp.(x)	3,300	719,123
East Japan Railway Co.	36,209	1,858,883
Eisai Co. Ltd.	29,700	1,593,075
ENEOS Holdings, Inc.(x)	374,390	1,208,923
FANUC Corp.	23,500	3,250,940
Fast Retailing Co. Ltd.	7,200	3,826,298
Fuji Electric Co. Ltd.	15,800	579,168
FUJIFILM Holdings Corp.	43,300	1,981,440
Fujitsu Ltd.	23,700	2,555,866
GLP J-REIT (REIT)	495	546,424
GMO Payment Gateway, Inc.	5,100	344,622
Hakuhodo DY Holdings, Inc.(x)	27,200	191,842
Hamamatsu Photonics KK	17,500	751,375
Hankyu Hanshin Holdings, Inc.	27,000	812,694
Hikari Tsushin, Inc.(x)	2,600	304,246
Hirose Electric Co. Ltd.	3,324	432,017
Hitachi Construction Machinery Co. Ltd.(x)	12,300	228,534
Hitachi Ltd.	118,000	4,996,388
Hitachi Metals Ltd.*	25,900	389,404
Honda Motor Co. Ltd.(x)	198,700	4,328,498
Hoshizaki Corp.	13,800	381,923
Hoya Corp.	44,700	4,297,676
Hulic Co. Ltd.	46,900	345,090
Ibiden Co. Ltd.	13,000	356,937
Idemitsu Kosan Co. Ltd.(x)	24,077	520,961
Iida Group Holdings Co. Ltd.(x)	21,100	286,656
Inpex Corp.	130,700	1,226,221
Isuzu Motors Ltd.	71,200	787,093
Ito En Ltd.	6,900	277,665
ITOCHU Corp.(x)	144,800	3,509,355
Itochu Techno-Solutions Corp.	11,100	258,894
Japan Airlines Co. Ltd.(x)*	16,538	295,541
Japan Exchange Group, Inc.	65,300	882,723
Japan Metropolitan Fund Invest (REIT)	798	600,293
Japan Post Bank Co. Ltd.	51,600	359,763
Japan Post Holdings Co. Ltd.	284,600	1,884,510
Japan Post Insurance Co. Ltd.(x)	26,300	368,450
Japan Real Estate Investment Corp. (REIT)	158	650,625
Japan Tobacco, Inc.	147,000	2,412,812
JFE Holdings, Inc.(x)	60,500	563,126
JSR Corp.	22,500	428,767
Kajima Corp.(x)	51,400	488,254
Kakaku.com, Inc.	16,200	272,383
Kansai Electric Power Co., Inc. (The)(x)	90,100	750,853
Kao Corp.	58,400	2,368,026
KDDI Corp.(x)	197,000	5,777,998
Keio Corp.	13,900	502,793
Keisei Electric Railway Co. Ltd.	14,000	381,760
Keyence Corp.	23,740	7,881,750
Kikkoman Corp.(x)	17,500	983,904
Kintetsu Group Holdings Co. Ltd.	20,300	673,140
Kirin Holdings Co. Ltd.	99,600	1,533,958
Kobayashi Pharmaceutical Co. Ltd.	6,200	361,465
Kobe Bussan Co. Ltd.	20,200	483,445
Koei Tecmo Holdings Co. Ltd.(x)	16,640	270,657
Koito Manufacturing Co. Ltd.	27,600	378,240
Komatsu Ltd.	115,100	2,081,458
Konami Group Corp.	11,800	545,542
Kose Corp.	4,000	407,183
Kubota Corp.	122,700	1,701,500
Kurita Water Industries Ltd.	11,900	419,681
Kyocera Corp.	38,700	1,956,233
Kyowa Kirin Co. Ltd.	34,300	786,855
Lasertec Corp.	9,500	955,303
Lixil Corp.	34,000	492,672
M3, Inc.	52,900	1,458,699
Makita Corp.	27,500	533,197
Marubeni Corp.(x)	192,100	1,686,595
Mazda Motor Corp.	71,600	473,946
McDonald’s Holdings Co. Japan Ltd.	10,676	371,884
Meiji Holdings Co. Ltd.(x)	12,922	573,204
Minebea Mitsumi, Inc.	42,700	633,312
MISUMI Group, Inc.	33,500	712,744
Mitsubishi Chemical Group Corp.(x)	156,100	716,804
Mitsubishi Corp.(x)	153,700	4,221,179
Mitsubishi Electric Corp.	240,700	2,174,363
Mitsubishi Estate Co. Ltd.(x)	148,100	1,943,210
Mitsubishi HC Capital, Inc.	87,200	375,126
Mitsubishi Heavy Industries Ltd.(x)	38,699	1,290,238
Mitsubishi UFJ Financial Group, Inc.(x)	1,461,400	6,590,075
Mitsui & Co. Ltd.(x)	169,200	3,630,010
Mitsui Chemicals, Inc.	24,100	470,587
Mitsui Fudosan Co. Ltd.	108,800	2,073,963
Mitsui OSK Lines Ltd.(x)	42,000	754,344
Mizuho Financial Group, Inc.(x)	294,043	3,176,827
MonotaRO Co. Ltd.	32,400	489,741
MS&AD Insurance Group Holdings, Inc.(x)	55,580	1,470,857
Murata Manufacturing Co. Ltd.	69,600	3,197,071
NEC Corp.	31,700	1,014,695
Nexon Co. Ltd.	59,300	1,037,068
NGK Insulators Ltd.(x)	31,600	393,919
Nidec Corp.	54,900	3,092,628
Nihon M&A Center Holdings, Inc.	39,400	445,690
Nintendo Co. Ltd.	138,000	5,587,988
Nippon Building Fund, Inc. (REIT)	190	835,440
Nippon Express Holdings, Inc.	9,900	500,586
Nippon Paint Holdings Co. Ltd.	105,100	703,917
Nippon Prologis REIT, Inc. (REIT)	259	564,916
Nippon Sanso Holdings Corp.	22,600	356,958
Nippon Shinyaku Co. Ltd.	6,800	344,965
Nippon Steel Corp.(x)	100,608	1,400,359
Nippon Telegraph & Telephone Corp.(x)	145,496	3,925,193
Nippon Yusen KK(x)	58,800	1,004,198
Nissan Chemical Corp.(x)	15,500	692,688
Nissan Motor Co. Ltd.	285,100	911,364
Nisshin Seifun Group, Inc.(x)	23,015	233,658
Nissin Foods Holdings Co. Ltd.	8,000	555,398
Nitori Holdings Co. Ltd.	9,500	794,968
Nitto Denko Corp.	16,600	900,072
Nomura Holdings, Inc.(x)	362,400	1,196,379
Nomura Real Estate Holdings, Inc.	14,100	319,645
Nomura Real Estate Master Fund, Inc. (REIT)	539	596,104
Nomura Research Institute Ltd.	40,198	987,971
NTT Data Corp.	80,100	1,035,193
Obayashi Corp.	83,800	538,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Obic Co. Ltd.	8,500	$1,126,986
Odakyu Electric Railway Co. Ltd.	39,100	500,157
Oji Holdings Corp.(x)	109,900	409,086
Olympus Corp.	153,700	2,958,084
Omron Corp.	22,200	1,011,824
Ono Pharmaceutical Co. Ltd.	44,600	1,037,485
Open House Group Co. Ltd.(x)	10,300	349,079
Oracle Corp.	4,900	258,674
Oriental Land Co. Ltd.	24,600	3,352,346
ORIX Corp.	149,200	2,098,346
Osaka Gas Co. Ltd.	45,600	686,585
Otsuka Corp.	13,200	409,088
Otsuka Holdings Co. Ltd.	46,200	1,465,379
Pan Pacific International Holdings Corp.	44,600	783,711
Panasonic Holdings Corp.	264,900	1,860,264
Persol Holdings Co. Ltd.	21,000	382,724
Rakuten Group, Inc.	106,700	457,745
Recruit Holdings Co. Ltd.	176,000	5,079,926
Renesas Electronics Corp.*	142,900	1,190,946
Resona Holdings, Inc.	266,705	973,816
Ricoh Co. Ltd.	71,500	521,768
Rohm Co. Ltd.	10,700	701,755
SBI Holdings, Inc.(x)	30,220	543,064
SCSK Corp.(x)	18,600	279,080
Secom Co. Ltd.(x)	26,000	1,477,261
Seiko Epson Corp.(x)	36,600	499,189
Sekisui Chemical Co. Ltd.(x)	48,000	587,515
Sekisui House Ltd.	77,200	1,282,158
Seven & i Holdings Co. Ltd.	92,100	3,699,560
SG Holdings Co. Ltd.	35,900	487,885
Sharp Corp.(x)	30,400	181,644
Shimadzu Corp.	29,800	775,691
Shimano, Inc.	9,000	1,418,417
Shimizu Corp.(x)	69,900	343,002
Shin-Etsu Chemical Co. Ltd.	45,700	4,538,176
Shionogi & Co. Ltd.	32,100	1,552,904
Shiseido Co. Ltd.	47,900	1,676,636
Shizuoka Bank Ltd. (The)(r)(x)	52,600	318,188
SMC Corp.	6,900	2,783,617
SoftBank Corp.(x)	350,000	3,500,245
SoftBank Group Corp.	147,000	4,993,611
Sompo Holdings, Inc.	39,125	1,559,334
Sony Group Corp.	154,200	9,924,669
Square Enix Holdings Co. Ltd.	9,700	415,987
Subaru Corp.	75,800	1,136,939
SUMCO Corp.	42,100	489,178
Sumitomo Chemical Co. Ltd.	183,400	633,221
Sumitomo Corp.	140,100	1,748,300
Sumitomo Electric Industries Ltd.	91,900	932,857
Sumitomo Metal Mining Co. Ltd.	30,099	867,319
Sumitomo Mitsui Financial Group, Inc.	159,197	4,430,075
Sumitomo Mitsui Trust Holdings, Inc.	41,468	1,172,168
Sumitomo Realty & Development Co. Ltd.(x)	38,600	878,964
Suntory Beverage & Food Ltd.	16,300	578,402
Suzuki Motor Corp.	44,200	1,371,093
Sysmex Corp.	20,100	1,081,782
T&D Holdings, Inc.(x)	64,800	612,783
Taisei Corp.	23,400	650,873
Takeda Pharmaceutical Co. Ltd.(x)	183,263	4,759,735
TDK Corp.	47,900	1,453,579
Terumo Corp.(x)	78,000	2,201,049
TIS, Inc.	25,600	679,744
Tobu Railway Co. Ltd.	25,100	592,181
Toho Co. Ltd.	13,900	500,908
Tokio Marine Holdings, Inc.	228,600	4,063,047
Tokyo Electric Power Co. Holdings, Inc.*	192,700	612,410
Tokyo Electron Ltd.	18,200	4,506,155
Tokyo Gas Co. Ltd.	47,500	802,223
Tokyu Corp.(x)	62,900	716,762
Toppan, Inc.	32,200	480,499
Toray Industries, Inc.	172,000	844,190
Toshiba Corp.(x)	47,700	1,698,942
Tosoh Corp.(x)	32,200	359,559
TOTO Ltd.	17,100	570,989
Toyota Industries Corp.	16,900	805,219
Toyota Motor Corp.	1,296,550	16,876,974
Toyota Tsusho Corp.	26,300	816,384
Trend Micro, Inc.	16,700	904,444
Unicharm Corp.	50,000	1,634,344
USS Co. Ltd.	25,800	397,088
Welcia Holdings Co. Ltd.	13,200	277,351
West Japan Railway Co.	28,100	1,076,933
Yakult Honsha Co. Ltd.	16,100	936,210
Yamaha Corp.(x)	16,800	598,307
Yamaha Motor Co. Ltd.	37,600	704,584
Yamato Holdings Co. Ltd.	33,700	504,484
Yaskawa Electric Corp.	29,300	845,778
Yokogawa Electric Corp.	28,100	442,818
Z Holdings Corp.	322,700	838,531
ZOZO, Inc.	14,300	285,183

		338,690,242

Jordan (0.0%)†
Hikma Pharmaceuticals plc	22,414	339,359

Luxembourg (0.1%)
ArcelorMittal SA	65,603	1,311,938
Eurofins Scientific SE	15,485	918,240

		2,230,178

Macau (0.1%)
Galaxy Entertainment Group Ltd.	265,000	1,547,290
Sands China Ltd.*	282,800	700,179

		2,247,469

Netherlands (4.8%)
ABN AMRO Bank NV (CVA)(m)	50,430	452,022
Adyen NV(m)*	2,617	3,255,674
Aegon NV	220,517	876,358
Akzo Nobel NV	22,995	1,296,828
Argenx SE*	6,576	2,375,556
ASM International NV	5,573	1,246,903
ASML Holding NV	49,695	20,613,052
Euronext NV(m)	10,755	680,557
EXOR NV*	13,376	858,387
Heineken Holding NV	12,555	857,199
Heineken NV	31,562	2,766,930
IMCD NV	7,168	850,690
ING Groep NV	486,735	4,173,418
JDE Peet’s NV	14,011	408,667
Koninklijke Ahold Delhaize NV	128,260	3,266,006
Koninklijke DSM NV	21,476	2,435,805
Koninklijke KPN NV	405,758	1,099,493
Koninklijke Philips NV	103,440	1,597,791
NN Group NV	33,039	1,285,907
OCI NV	13,121	482,471
Randstad NV(x)	15,259	659,844
Shell plc	909,406	22,626,291
Universal Music Group NV(x)	89,287	1,683,067
Wolters Kluwer NV	31,565	3,073,202

		78,922,118

New Zealand (0.2%)
Auckland International Airport Ltd.*	153,139	615,530

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Fisher & Paykel Healthcare Corp. Ltd.	72,402	$746,549
Mercury NZ Ltd.	88,765	282,776
Meridian Energy Ltd.	149,621	402,300
Spark New Zealand Ltd.	226,432	634,310
Xero Ltd.*	16,176	743,405

		3,424,870

Norway (0.7%)
Aker BP ASA	39,315	1,127,312
DNB Bank ASA	112,010	1,773,337
Equinor ASA	119,225	3,932,468
Gjensidige Forsikring ASA	24,944	426,830
Kongsberg Gruppen ASA	11,136	337,798
Mowi ASA	51,522	652,846
Norsk Hydro ASA	155,385	835,890
Orkla ASA	92,310	670,255
Salmar ASA	7,336	247,059
Telenor ASA	89,928	820,737

		10,824,532

Portugal (0.2%)
EDP - Energias de Portugal SA	334,507	1,448,126
Galp Energia SGPS SA, Class B	63,649	610,009
Jeronimo Martins SGPS SA	35,393	659,415

		2,717,550

Singapore (1.6%)
CapitaLand Integrated Commercial Trust (REIT)	680,305	904,471
Capitaland Investment Ltd.	327,700	789,342
CapLand Ascendas REIT (REIT)	430,866	803,062
City Developments Ltd.	47,700	251,472
DBS Group Holdings Ltd.	221,100	5,111,825
Genting Singapore Ltd.	744,641	405,051
Grab Holdings Ltd., Class A(x)*	161,714	425,308
Keppel Corp. Ltd.	186,500	895,470
Mapletree Logistics Trust (REIT)	377,651	407,772
Mapletree Pan Asia Commercial Trust (REIT)	237,900	284,152
Oversea-Chinese Banking Corp. Ltd.	420,806	3,447,012
Sea Ltd. (ADR)*	44,654	2,502,857
Singapore Airlines Ltd.*	164,400	580,144
Singapore Exchange Ltd.	98,100	643,158
Singapore Technologies Engineering Ltd.	174,400	432,316
Singapore Telecommunications Ltd.	1,014,800	1,867,844
STMicroelectronics NV	83,932	2,589,684
United Overseas Bank Ltd.	144,675	2,626,790
UOL Group Ltd.	52,911	243,948
Venture Corp. Ltd.	36,400	414,581

		25,626,259

South Africa (0.3%)
Anglo American plc	155,353	4,692,962

South Korea (0.1%)
Delivery Hero SE(m)*	20,487	758,688

Spain (2.2%)
Acciona SA	3,074	542,575
ACS Actividades de Construccion y Servicios SA(x)	26,874	601,414
Aena SME SA(m)*	8,751	905,491
Amadeus IT Group SA*	55,193	2,554,826
Banco Bilbao Vizcaya Argentaria SA	811,681	3,645,714
Banco Santander SA	2,088,254	4,853,622
CaixaBank SA	552,851	1,781,505
Cellnex Telecom SA(m)	67,591	2,083,923
EDP Renovaveis SA	33,157	681,461
Enagas SA	30,951	477,697
Endesa SA	34,963	524,102
Ferrovial SA	57,450	1,303,799
Grifols SA*	36,105	309,100
Iberdrola SA	734,904	6,831,944
Industria de Diseno Textil SA	133,042	2,748,035
Naturgy Energy Group SA	18,114	417,566
Red Electrica Corp. SA	50,343	771,056
Repsol SA	177,388	2,041,315
Siemens Gamesa Renewable Energy SA*	28,739	504,745
Telefonica SA	639,445	2,108,082

		35,687,972

Sweden (2.8%)
Alfa Laval AB	35,219	870,093
Assa Abloy AB, Class B	122,514	2,289,468
Atlas Copco AB, Class A	329,678	3,052,881
Atlas Copco AB, Class B	191,951	1,588,198
Boliden AB	31,934	987,622
Electrolux AB, Class B(x)	26,592	275,419
Embracer Group AB(x)*	68,839	408,051
Epiroc AB, Class A	76,931	1,100,397
Epiroc AB, Class B	48,973	615,959
EQT AB	35,627	685,391
Essity AB, Class B	74,987	1,480,184
Evolution AB(m)	22,772	1,793,351
Fastighets AB Balder, Class B*	77,838	307,641
Getinge AB, Class B	28,766	493,745
H & M Hennes & Mauritz AB, Class B(x)	90,067	832,402
Hexagon AB, Class B	230,828	2,140,069
Holmen AB, Class B	11,684	444,600
Husqvarna AB, Class B	52,123	287,269
Industrivarden AB, Class C	20,811	414,479
Industrivarden AB, Class A	14,864	299,201
Indutrade AB	34,017	548,590
Investment AB Latour, Class B	18,533	304,130
Investor AB, Class A(x)	64,200	982,419
Investor AB, Class B	221,540	3,229,334
Kinnevik AB, Class B*	30,063	392,823
L E Lundbergforetagen AB, Class B	9,254	332,704
Lifco AB, Class B	29,260	403,923
Nibe Industrier AB, Class B	179,591	1,594,572
Sagax AB, Class B	23,672	389,668
Sandvik AB	132,790	1,808,266
Securitas AB, Class B(x)	40,376	281,105
Skandinaviska Enskilda Banken AB, Class A	202,329	1,920,557
Skanska AB, Class B	42,740	531,224
SKF AB, Class B	42,873	573,296
Svenska Cellulosa AB SCA, Class B	73,697	934,598
Svenska Handelsbanken AB, Class A	181,834	1,485,866
Swedbank AB, Class A	110,353	1,442,833
Swedish Match AB	185,081	1,832,360
Swedish Orphan Biovitrum AB*	21,037	407,234
Tele2 AB, Class B	70,702	609,819
Telefonaktiebolaget LM Ericsson, Class B(x)	358,495	2,087,778
Telia Co. AB	321,984	926,754
Volvo AB, Class A	26,124	386,904
Volvo AB, Class B	187,938	2,651,851
Volvo Car AB, Class B*	74,215	320,064

		46,745,092

Switzerland (5.4%)
ABB Ltd. (Registered)	200,260	5,156,890
Adecco Group AG (Registered)	19,946	547,721
Alcon, Inc.	60,684	3,514,212
Bachem Holding AG, Class B	3,890	241,987
Baloise Holding AG (Registered)	5,472	697,586

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Barry Callebaut AG (Registered)	429	$806,638
Chocoladefabriken Lindt & Spruengli AG	130	1,256,125
Chocoladefabriken Lindt & Spruengli AG (Registered)	12	1,189,811
Cie Financiere Richemont SA (Registered)	63,819	5,988,347
Clariant AG (Registered)*	24,093	383,440
Credit Suisse Group AG (Registered)	326,791	1,287,919
EMS-Chemie Holding AG (Registered)	924	581,557
Geberit AG (Registered)	4,304	1,841,491
Givaudan SA (Registered)	1,123	3,385,750
Holcim AG*	69,038	2,816,595
Julius Baer Group Ltd.	27,472	1,195,399
Kuehne + Nagel International AG (Registered)	6,521	1,321,315
Logitech International SA (Registered)(x)	22,003	1,004,731
Lonza Group AG (Registered)	9,277	4,511,487
Novartis AG (Registered)	264,487	20,162,703
Partners Group Holding AG	2,781	2,234,166
Schindler Holding AG	5,049	783,193
Schindler Holding AG (Registered)	3,011	452,625
SGS SA (Registered)	761	1,625,524
SIG Group AG*	38,092	773,919
Sika AG (Registered)	18,117	3,627,897
Sonova Holding AG (Registered)	6,613	1,454,263
Straumann Holding AG (Registered)	13,880	1,263,208
Swatch Group AG (The)	3,541	795,237
Swatch Group AG (The) (Registered)	6,356	265,987
Swiss Life Holding AG (Registered)	3,872	1,705,973
Swiss Prime Site AG (Registered)	8,872	705,762
Swisscom AG (Registered)	3,094	1,445,109
Temenos AG (Registered)	7,912	532,754
UBS Group AG (Registered)	430,018	6,212,026
VAT Group AG(m)	3,416	689,644
Zurich Insurance Group AG	18,395	7,312,462

		89,771,453

United Arab Emirates (0.0%)
NMC Health plc(r)*	12,466	—

United Kingdom (10.7%)
3i Group plc	121,043	1,453,383
abrdn plc	262,441	398,803
Admiral Group plc	19,691	417,894
Ashtead Group plc	55,030	2,456,862
Associated British Foods plc	42,525	592,868
AstraZeneca plc	189,434	20,832,069
Auto Trader Group plc(m)	119,101	675,274
AVEVA Group plc	14,658	510,637
Aviva plc	335,679	1,441,808
BAE Systems plc	388,711	3,415,149
Barclays plc	2,046,325	3,262,488
Barratt Developments plc	110,292	417,785
Berkeley Group Holdings plc	13,072	479,163
BP plc	2,362,179	11,232,998
British American Tobacco plc	263,337	9,416,774
British Land Co. plc (The) (REIT)	109,910	424,124
BT Group plc	865,378	1,170,047
Bunzl plc	39,599	1,205,082
Burberry Group plc	49,611	989,299
CK Hutchison Holdings Ltd.	323,652	1,777,349
CNH Industrial NV	124,656	1,391,670
Coca-Cola Europacific Partners plc	25,431	1,083,869
Compass Group plc	217,526	4,348,173
Croda International plc	17,453	1,246,742
DCC plc	12,254	637,508
Diageo plc	279,624	11,720,650
Entain plc	67,895	815,331
Experian plc	113,174	3,317,946
Haleon plc*	632,256	1,956,258
Halma plc	47,841	1,077,232
Hargreaves Lansdown plc	42,558	408,486
HSBC Holdings plc	2,457,333	12,733,673
Imperial Brands plc	112,449	2,320,473
Informa plc	183,158	1,055,188
InterContinental Hotels Group plc	21,563	1,034,498
Intertek Group plc	19,816	815,242
J Sainsbury plc	213,509	412,378
JD Sports Fashion plc	334,822	365,695
Johnson Matthey plc	20,299	412,725
Just Eat Takeaway.com NV(m)*	21,345	325,429
Kingfisher plc	263,824	640,880
Land Securities Group plc (REIT)	89,759	516,249
Legal & General Group plc	742,281	1,776,286
Lloyds Banking Group plc	8,449,123	3,860,110
London Stock Exchange Group plc	40,329	3,400,682
M&G plc	315,682	581,174
Melrose Industries plc	535,875	598,319
National Grid plc	449,554	4,639,326
NatWest Group plc	637,023	1,589,781
Next plc	15,269	811,253
Ocado Group plc*	71,902	373,364
Pearson plc	80,459	771,100
Persimmon plc	38,842	534,736
Phoenix Group Holdings plc	90,768	528,464
Reckitt Benckiser Group plc	87,256	5,766,872
RELX plc (London Stock Exchange)	105,300	2,570,650
RELX plc (Turquoise Stock Exchange)	130,049	3,154,877
Rentokil Initial plc	219,066	1,156,755
Rolls-Royce Holdings plc*	1,045,785	803,682
Sage Group plc (The)	126,916	976,459
Schroders plc	95,459	413,287
Segro plc (REIT)	150,573	1,261,689
Severn Trent plc	30,252	790,829
Smith & Nephew plc	107,469	1,239,853
Smiths Group plc	42,636	714,560
Spirax-Sarco Engineering plc	8,665	995,352
SSE plc	128,371	2,176,537
St James’s Place plc	62,473	712,633
Standard Chartered plc	308,414	1,939,874
Taylor Wimpey plc	440,342	429,403
Tesco plc	947,330	2,169,120
Unilever plc (Cboe Europe)	207,162	9,136,596
Unilever plc (London Stock Exchange)	104,826	4,612,329
United Utilities Group plc	86,201	853,613
Vodafone Group plc	3,239,076	3,648,100
Whitbread plc	25,822	659,378
WPP plc	131,986	1,092,244

		177,945,438

United States (5.7%)
CyberArk Software Ltd.*	5,030	754,198
Ferguson plc	26,357	2,744,494
GSK plc	497,245	7,252,810
James Hardie Industries plc (CHDI)	52,358	1,019,720
Nestle SA (Registered)	344,156	37,265,080
QIAGEN NV*	28,002	1,178,373
Roche Holding AG	85,894	28,006,515
Roche Holding AG CHF 1	3,322	1,294,400
Schneider Electric SE	66,330	7,441,623
Stellantis NV (Euronext Paris)	146,873	1,735,491

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Stellantis NV (Italian Stock Exchange)	126,229	$1,490,605
Swiss Re AG	36,984	2,716,669
Tenaris SA	58,253	755,240

		93,655,218

Total Common Stocks (89.6%) (Cost $1,513,162,705)		1,485,220,199

	Number of Rights	Value (Note 1)
RIGHTS:
Sweden (0.0%)†
Securitas AB, expiring 10/11/22(x)* (Cost $81,850)	161,504	67,381

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.6%)
Banco Santander S.A., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $10,002,475, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/4/22-11/15/28; total market value $10,202,525.(xx)	$10,000,000	10,000,000
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $20,675,477, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $21,083,769.(xx)	20,670,361	20,670,361
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $5,003,111, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $5,480,250.(xx)	5,000,000	5,000,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $2,400,614, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $2,666,554.(xx)	2,400,000	2,400,000

Total Repurchase Agreements		43,070,361

Total Short-Term Investments (2.9%) (Cost $48,070,361)		48,070,361

Total Investments in Securities (92.5%) (Cost $1,561,314,916)		1,533,357,941
Other Assets Less Liabilities (7.5%)		124,374,516

Net Assets (100%)		$1,657,732,457

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $21,776,908 or 1.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $78,868,901. This was collateralized by $35,176,285 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/6/22 - 5/15/52 and by cash of $48,070,361 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2022	Market Value	% of Net Assets
Financials	$261,480,120	15.8%
Industrials	223,087,971	13.5
Health Care	200,863,410	12.1
Consumer Discretionary	167,445,321	10.1
Consumer Staples	167,359,535	10.1
Information Technology	117,232,519	7.1
Materials	111,374,360	6.7
Energy	73,240,490	4.4
Communication Services	71,983,062	4.3
Utilities	49,910,012	3.0
Repurchase Agreements	43,070,361	2.6
Real Estate	41,310,780	2.5
Investment Company	5,000,000	0.3
Cash and Other	124,374,516	7.5

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	2,067	12/2022	EUR	67,154,055	(5,087,751)
FTSE 100 Index	547	12/2022	GBP	42,230,506	(2,823,614)
SPI 200 Index	159	12/2022	AUD	16,440,508	(1,147,971)
TOPIX Index	327	12/2022	JPY	41,482,208	(1,475,659)

					(10,534,995)

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	893,884	AUD	1,390,869	HSBC Bank plc	10/5/2022	4,214
EUR	6,494,920	USD	6,361,419	HSBC Bank plc	12/16/2022	40,668
USD	1,845,760	AUD	2,771,203	HSBC Bank plc	12/16/2022	70,903
USD	71,230,305	EUR	71,325,525	HSBC Bank plc	12/16/2022	924,248
USD	6,134,843	JPY	875,047,385	HSBC Bank plc	12/16/2022	37,908

Total unrealized appreciation						1,077,941

AUD	22,992,025	USD	15,645,383	HSBC Bank plc	12/16/2022	(919,811)
GBP	33,160,467	USD	38,182,271	HSBC Bank plc	12/16/2022	(1,116,189)
JPY	5,695,449,913	USD	40,903,041	HSBC Bank plc	12/16/2022	(1,219,721)
USD	1,922,893	GBP	1,764,345	HSBC Bank plc	12/16/2022	(49,255)
USD	1,752,004	JPY	251,790,782	HSBC Bank plc	12/16/2022	(2,361)

Total unrealized depreciation						(3,307,337)

Net unrealized depreciation						(2,229,396)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Australia	$—	$130,641,412	$—		$130,641,412
Austria	—	3,462,914	—		3,462,914
Belgium	—	12,247,540	—		12,247,540
Brazil	—	695,641	—		695,641
Chile	—	541,764	—		541,764
China	243,504	9,747,593	—		9,991,097
Denmark	—	39,281,787	—		39,281,787
Finland	—	18,691,519	—		18,691,519
France	—	154,271,064	—		154,271,064
Germany	—	111,042,308	—		111,042,308
Hong Kong	1,525,087	38,724,197	—		40,249,284
Ireland	698,487	8,717,476	—		9,415,963
Israel	3,297,254	8,449,944	—		11,747,198
Italy	—	28,661,308	—		28,661,308
Japan	—	338,372,054	318,188		338,690,242
Jordan	—	339,359	—		339,359
Luxembourg	—	2,230,178	—		2,230,178
Macau	—	2,247,469	—		2,247,469
Netherlands	—	78,922,118	—		78,922,118
New Zealand	—	3,424,870	—		3,424,870
Norway	—	10,824,532	—		10,824,532
Portugal	—	2,717,550	—		2,717,550
Singapore	2,928,165	22,698,094	—		25,626,259
South Africa	—	4,692,962	—		4,692,962
South Korea	—	758,688	—		758,688
Spain	—	35,687,972	—		35,687,972
Sweden	—	46,745,092	—		46,745,092
Switzerland	—	89,771,453	—		89,771,453
United Arab Emirates	—	—	—	(c)	— (c)
United Kingdom	1,083,869	176,861,569	—		177,945,438
United States	754,198	92,901,020	—		93,655,218
Forward Currency Contracts	—	1,077,941	—		1,077,941
Rights
Sweden	—	67,381	—		67,381
Short-Term Investments
Investment Company	5,000,000	—	—		5,000,000
Repurchase Agreements	—	43,070,361	—		43,070,361

Total Assets	$15,530,564	$1,518,587,130	$318,188		$1,534,435,882

Liabilities:
Forward Currency Contracts	$—	$(3,307,337)	$—		$(3,307,337)
Futures	(10,534,995)	—	—		(10,534,995)

Total Liabilities	$(10,534,995)	$(3,307,337)	$—		$(13,842,332)

Total	$4,995,569	$1,515,279,793	$318,188		$1,520,593,550

(a)	A security with a market value of $284,152 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

(b)	A security with a market value of $318,188 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$293,005,957
Aggregate gross unrealized depreciation	(369,306,073)

Net unrealized depreciation	$(76,300,116)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,596,893,666

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.6%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	36,385	$558,146
Bezeq The Israeli Telecommunication Corp. Ltd.	9,441	15,442
BT Group plc	40,865	55,252
Cellnex Telecom SA(m)	3,196	98,537
Deutsche Telekom AG (Registered)	19,327	331,305
Elisa OYJ	823	37,324
HKT Trust & HKT Ltd.	21,918	25,635
Infrastrutture Wireless Italiane SpA(m)	1,944	16,997
Koninklijke KPN NV	18,080	48,992
Lumen Technologies, Inc.	4,864	35,410
Nippon Telegraph & Telephone Corp.	7,080	191,004
Orange SA	11,544	104,389
Proximus SADP	880	9,118
Singapore Telecommunications Ltd.	47,781	87,946
Spark New Zealand Ltd.	10,804	30,266
Swisscom AG (Registered)	158	73,797
Telecom Italia SpA*	57,658	10,702
Telefonica Deutschland Holding AG	6,024	12,200
Telefonica SA	30,183	99,505
Telenor ASA	4,049	36,954
Telia Co. AB	15,382	44,273
Telstra Corp. Ltd.	24,077	59,012
United Internet AG (Registered)	561	10,581
Verizon Communications, Inc.	21,444	814,229

		2,807,016

Entertainment (0.8%)
Activision Blizzard, Inc.	3,635	270,226
Bollore SE	5,116	23,404
Capcom Co. Ltd.(x)	1,019	25,477
Electronic Arts, Inc.	1,349	156,093
Embracer Group AB(x)*	3,237	19,188
Koei Tecmo Holdings Co. Ltd.(x)	680	11,060
Konami Group Corp.(x)	539	24,919
Live Nation Entertainment, Inc.*	725	55,129
Netflix, Inc.*	2,271	534,684
Nexon Co. Ltd.	2,855	49,930
Nintendo Co. Ltd.	6,590	266,847
Sea Ltd. (ADR)*	2,194	122,974
Square Enix Holdings Co. Ltd.	496	21,271
Take-Two Interactive Software, Inc.*	800	87,200
Toho Co. Ltd.	647	23,316
Ubisoft Entertainment SA*	536	14,716
Universal Music Group NV(x)	4,197	79,114
Walt Disney Co. (The)*	9,308	878,023
Warner Bros Discovery, Inc.*	11,280	129,720

		2,793,291

Interactive Media & Services (2.2%)
Adevinta ASA*	1,486	8,718
Alphabet, Inc., Class A*	30,615	2,928,325
Alphabet, Inc., Class C*	27,377	2,632,298
Auto Trader Group plc(m)	4,951	28,071
Kakaku.com, Inc.	775	13,031
Match Group, Inc.*	1,445	68,999
Meta Platforms, Inc., Class A*	11,645	1,579,993
REA Group Ltd.(x)	366	26,551
Scout24 SE(m)	506	25,641
SEEK Ltd.	1,943	23,510
Twitter, Inc.*	3,433	150,503
Z Holdings Corp.	15,506	40,292

		7,525,932

Media (0.4%)
Charter Communications, Inc., Class A*	566	171,696
Comcast Corp., Class A	22,486	659,514
CyberAgent, Inc.	2,341	19,499
Dentsu Group, Inc.	1,251	35,616
DISH Network Corp., Class A*	1,282	17,730
Fox Corp., Class A	1,565	48,014
Fox Corp., Class B	719	20,492
Hakuhodo DY Holdings, Inc.(x)	1,352	9,536
Informa plc	8,698	50,110
Interpublic Group of Cos., Inc. (The)	1,997	51,123
News Corp., Class A	1,969	29,752
News Corp., Class B	610	9,406
Omnicom Group, Inc.	1,046	65,992
Paramount Global, Class B(x)	2,578	49,085
Pearson plc	3,853	36,926
Publicis Groupe SA	1,410	66,718
Vivendi SE	4,064	31,499
WPP plc	5,964	49,355

		1,422,063

Wireless Telecommunication Services (0.4%)
KDDI Corp.	9,653	283,122
SoftBank Corp.(x)	16,620	166,212
SoftBank Group Corp.	7,234	245,740
Tele2 AB, Class B(x)	3,338	28,791
T-Mobile US, Inc.*	3,073	412,304
Vodafone Group plc	157,133	176,975

		1,313,144

Total Communication Services		15,861,446

Consumer Discretionary (7.6%)
Auto Components (0.2%)
Aisin Corp.	852	21,884
Aptiv plc*	1,383	108,164
BorgWarner, Inc.	1,209	37,963
Bridgestone Corp.	3,431	110,913
Cie Generale des Etablissements Michelin SCA	4,076	90,809
Continental AG	636	28,574
Denso Corp.	2,592	118,309
Koito Manufacturing Co. Ltd.	1,208	16,555
Sumitomo Electric Industries Ltd.	3,913	39,720
Valeo	1,095	16,458

		589,349

Automobiles (1.8%)
Bayerische Motoren Werke AG	1,975	135,029
Bayerische Motoren Werke AG (Preference)(q)	405	26,482
Ferrari NV	752	140,261
Ford Motor Co.	20,165	225,848
General Motors Co.	7,445	238,910
Honda Motor Co. Ltd.	9,637	209,933
Isuzu Motors Ltd.	3,374	37,298
Mazda Motor Corp.	3,290	21,778
Mercedes-Benz Group AG	4,807	245,819
Nissan Motor Co. Ltd.	13,433	42,941
Porsche Automobil Holding SE (Preference)(q)	950	54,116
Renault SA*	1,112	29,867
Stellantis NV	12,896	152,285
Subaru Corp.	3,560	53,397
Suzuki Motor Corp.	2,276	70,602
Tesla, Inc.*	13,599	3,607,135
Toyota Motor Corp.	62,968	819,644
Volkswagen AG	187	30,821
Volkswagen AG (Preference)(q)	1,104	136,365

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Volvo Car AB, Class B(x)*	3,504	$15,112
Yamaha Motor Co. Ltd.	1,722	32,268

		6,325,911

Distributors (0.1%)
D’ieteren Group	147	20,627
Genuine Parts Co.	722	107,809
LKQ Corp.	1,331	62,757
Pool Corp.	202	64,278

		255,471

Diversified Consumer Services (0.0%)†
IDP Education Ltd.(x)	1,208	20,213

Hotels, Restaurants & Leisure (1.2%)
Accor SA*	984	20,545
Aristocrat Leisure Ltd.	3,487	72,772
Booking Holdings, Inc.*	203	333,572
Caesars Entertainment, Inc.*	1,095	35,325
Carnival Corp.*	5,040	35,431
Chipotle Mexican Grill, Inc.*	142	213,392
Compass Group plc	10,548	210,846
Darden Restaurants, Inc.	626	79,076
Domino’s Pizza Enterprises Ltd.	350	11,459
Domino’s Pizza, Inc.	183	56,767
Entain plc	3,388	40,685
Evolution AB(m)	1,139	89,699
Expedia Group, Inc.*	776	72,703
Flutter Entertainment plc*	1,007	110,009
Galaxy Entertainment Group Ltd.	12,592	73,523
Genting Singapore Ltd.	34,991	19,033
Hilton Worldwide Holdings, Inc.	1,401	168,989
InterContinental Hotels Group plc	1,142	54,788
La Francaise des Jeux SAEM(m)	686	20,298
Las Vegas Sands Corp.*	1,678	62,959
Lottery Corp. Ltd. (The)*	12,855	34,151
Marriott International, Inc., Class A	1,409	197,457
McDonald’s Corp.	3,757	866,890
McDonald’s Holdings Co. Japan Ltd.	587	20,447
MGM Resorts International	1,666	49,513
Norwegian Cruise Line Holdings Ltd.(x)*	2,152	24,447
Oriental Land Co. Ltd.	1,220	166,255
Royal Caribbean Cruises Ltd.*	1,120	42,448
Sands China Ltd.*	14,049	34,784
Sodexo SA	574	43,170
Starbucks Corp.	5,859	493,679
Whitbread plc	1,168	29,825
Wynn Resorts Ltd.*	528	33,280
Yum! Brands, Inc.	1,453	154,512

		3,972,729

Household Durables (0.4%)
Barratt Developments plc	5,898	22,342
Berkeley Group Holdings plc	650	23,826
DR Horton, Inc.	1,615	108,770
Electrolux AB, Class B(x)	1,305	13,516
Garmin Ltd.	788	63,284
Iida Group Holdings Co. Ltd.(x)	851	11,561
Lennar Corp., Class A	1,302	97,064
Mohawk Industries, Inc.*	269	24,530
Newell Brands, Inc.	1,922	26,697
NVR, Inc.*	16	63,793
Open House Group Co. Ltd.	474	16,064
Panasonic Holdings Corp.	12,779	89,741
Persimmon plc	1,846	25,414
PulteGroup, Inc.	1,182	44,325
SEB SA	160	10,036
Sekisui Chemical Co. Ltd.(x)	2,182	26,708
Sekisui House Ltd.	3,565	59,209
Sharp Corp.(x)	1,239	7,403
Sony Group Corp.	7,488	481,945
Taylor Wimpey plc	21,101	20,577
Whirlpool Corp.	278	37,477

		1,274,282

Internet & Direct Marketing Retail (1.6%)
Amazon.com, Inc.*	45,255	5,113,815
Delivery Hero SE(m)*	1,050	38,884
eBay, Inc.	2,805	103,252
Etsy, Inc.*	646	64,684
Just Eat Takeaway.com NV(m)*	1,043	15,902
Prosus NV*	4,965	258,746
Rakuten Group, Inc.	5,024	21,553
Zalando SE(m)(x)*	1,286	25,498
ZOZO, Inc.	721	14,379

		5,656,713

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	1,223	79,878
Hasbro, Inc.	663	44,699
Shimano, Inc.	458	72,182
Yamaha Corp.(x)	900	32,052

		228,811

Multiline Retail (0.3%)
Dollar General Corp.	1,159	277,998
Dollar Tree, Inc.*	1,078	146,716
Next plc	769	40,857
Pan Pacific International Holdings Corp.	2,290	40,240
Target Corp.	2,368	351,387
Wesfarmers Ltd.	6,715	182,500

		1,039,698

Specialty Retail (1.1%)
Advance Auto Parts, Inc.	310	48,466
AutoZone, Inc.*	100	214,193
Bath & Body Works, Inc.	1,166	38,012
Best Buy Co., Inc.	1,023	64,797
CarMax, Inc.*	813	53,674
Chow Tai Fook Jewellery Group Ltd.	11,573	21,667
Fast Retailing Co. Ltd.	347	184,406
H & M Hennes & Mauritz AB, Class B(x)	4,226	39,057
Hikari Tsushin, Inc.	121	14,159
Home Depot, Inc. (The)	5,248	1,448,133
Industria de Diseno Textil SA	6,535	134,983
JD Sports Fashion plc	14,924	16,300
Kingfisher plc	10,937	26,568
Lowe’s Cos., Inc.	3,263	612,824
Nitori Holdings Co. Ltd.	514	43,012
O’Reilly Automotive, Inc.*	326	229,292
Ross Stores, Inc.	1,787	150,591
TJX Cos., Inc. (The)	5,982	371,602
Tractor Supply Co.	567	105,394
Ulta Beauty, Inc.*	265	106,315
USS Co. Ltd.	1,268	19,516

		3,942,961

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	1,054	122,317
Burberry Group plc	2,342	46,702
Cie Financiere Richemont SA (Registered)	3,109	291,728
EssilorLuxottica SA	1,720	233,052
Hermes International	192	225,669
Kering SA	453	200,325
LVMH Moet Hennessy Louis Vuitton SE	1,649	969,340
Moncler SpA	1,302	53,460
NIKE, Inc., Class B	6,452	536,290
Pandora A/S	578	26,922
Puma SE	611	28,606

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Ralph Lauren Corp.	219	$18,600
Swatch Group AG (The)	189	42,445
Swatch Group AG (The) (Registered)	304	12,722
Tapestry, Inc.	1,286	36,561
VF Corp.	1,686	50,428

		2,895,167

Total Consumer Discretionary		26,201,305

Consumer Staples (5.4%)
Beverages (1.3%)
Anheuser-Busch InBev SA/NV	5,220	236,142
Asahi Group Holdings Ltd.	2,793	86,643
Brown-Forman Corp., Class B	934	62,176
Budweiser Brewing Co. APAC Ltd.(m)	9,962	25,966
Carlsberg A/S, Class B	578	67,441
Coca-Cola Co. (The)	19,873	1,113,285
Coca-Cola Europacific Partners plc	1,294	55,150
Coca-Cola HBC AG	1,161	24,433
Constellation Brands, Inc., Class A	814	186,960
Davide Campari-Milano NV	3,024	26,824
Diageo plc	13,601	570,096
Heineken Holding NV	593	40,487
Heineken NV	1,550	135,883
Ito En Ltd.	309	12,435
Keurig Dr Pepper, Inc.	4,338	155,387
Kirin Holdings Co. Ltd.	4,760	73,310
Molson Coors Beverage Co., Class B	961	46,118
Monster Beverage Corp.*	1,964	170,789
PepsiCo, Inc.	7,047	1,150,493
Pernod Ricard SA	1,262	230,672
Remy Cointreau SA	160	26,517
Suntory Beverage & Food Ltd.	804	28,530
Treasury Wine Estates Ltd.	4,177	33,632

		4,559,369

Food & Staples Retailing (1.0%)
Aeon Co. Ltd.	3,784	70,784
Carrefour SA	3,650	50,566
Coles Group Ltd.	7,719	81,209
Costco Wholesale Corp.	2,262	1,068,275
Endeavour Group Ltd.	7,793	34,928
HelloFresh SE*	955	20,159
J Sainsbury plc	10,119	19,544
Jeronimo Martins SGPS SA	1,638	30,518
Kesko OYJ, Class B	1,580	29,360
Kobe Bussan Co. Ltd.	992	23,741
Koninklijke Ahold Delhaize NV	6,235	158,768
Kroger Co. (The)	3,325	145,469
Ocado Group plc*	2,824	14,664
Seven & i Holdings Co. Ltd.	4,482	180,037
Sysco Corp.	2,601	183,917
Tesco plc	43,393	99,358
Walgreens Boots Alliance, Inc.	3,663	115,018
Walmart, Inc.	7,278	943,957
Welcia Holdings Co. Ltd.	545	11,451
Woolworths Group Ltd.	7,233	156,499

		3,438,222

Food Products (1.3%)
Ajinomoto Co., Inc.	2,701	73,586
Archer-Daniels-Midland Co.	2,862	230,248
Associated British Foods plc	2,061	28,734
Barry Callebaut AG (Registered)	23	43,246
Campbell Soup Co.	1,028	48,439
Chocoladefabriken Lindt & Spruengli AG	7	67,638
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	99,151
Conagra Brands, Inc.	2,451	79,976
Danone SA	3,866	182,154
General Mills, Inc.	3,042	233,048
Hershey Co. (The)	750	165,353
Hormel Foods Corp.	1,478	67,160
J M Smucker Co. (The)	544	74,751
JDE Peet’s NV	581	16,946
Kellogg Co.	1,302	90,697
Kerry Group plc, Class A	969	86,084
Kikkoman Corp.(x)	928	52,175
Kraft Heinz Co. (The)	4,067	135,635
Lamb Weston Holdings, Inc.	734	56,797
McCormick & Co., Inc. (Non-Voting)	1,279	91,154
Meiji Holdings Co. Ltd.(x)	706	31,317
Mondelez International, Inc., Class A	6,998	383,700
Mowi ASA	2,350	29,777
Nestle SA (Registered)	16,715	1,809,894
Nisshin Seifun Group, Inc.(x)	1,144	11,614
Nissin Foods Holdings Co. Ltd.	367	25,479
Orkla ASA	4,346	31,556
Salmar ASA	347	11,686
Tyson Foods, Inc., Class A	1,479	97,511
WH Group Ltd.(m)	48,258	30,357
Wilmar International Ltd.	11,116	29,594
Yakult Honsha Co. Ltd.	831	48,322

		4,463,779

Household Products (0.8%)
Church & Dwight Co., Inc.	1,240	88,586
Clorox Co. (The)	629	80,757
Colgate-Palmolive Co.	4,259	299,195
Essity AB, Class B	3,521	69,502
Henkel AG & Co. KGaA	601	34,304
Henkel AG & Co. KGaA (Preference)(q)	1,106	66,108
Kimberly-Clark Corp.	1,724	194,019
Procter & Gamble Co. (The)	12,201	1,540,376
Reckitt Benckiser Group plc	4,266	281,946
Unicharm Corp.	2,486	81,260

		2,736,053

Personal Products (0.5%)
Beiersdorf AG	633	62,639
Estee Lauder Cos., Inc. (The), Class A	1,184	255,625
Haleon plc*	29,897	92,504
Kao Corp.	2,875	116,577
Kobayashi Pharmaceutical Co. Ltd.	308	17,957
Kose Corp.	242	24,634
L’Oreal SA	1,433	456,293
Shiseido Co. Ltd.	2,452	85,827
Unilever plc	15,205	669,018

		1,781,074

Tobacco (0.5%)
Altria Group, Inc.	9,195	371,294
British American Tobacco plc	12,804	457,863
Imperial Brands plc	5,253	108,400
Japan Tobacco, Inc.	6,944	113,977
Philip Morris International, Inc.	7,915	657,024
Swedish Match AB	8,649	85,628

		1,794,186

Total Consumer Staples		18,772,683

Energy (3.1%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	5,166	108,279
Halliburton Co.	4,631	114,015
Schlumberger NV	7,222	259,270
Tenaris SA	2,732	35,420

		516,984

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (2.9%)
Aker BP ASA	1,829	$52,444
Ampol Ltd.	1,379	25,462
APA Corp.	1,667	56,995
BP plc	114,333	543,694
Chevron Corp.	9,195	1,321,046
ConocoPhillips	6,500	665,210
Coterra Energy, Inc.	4,062	106,099
Devon Energy Corp.	3,343	201,015
Diamondback Energy, Inc.	908	109,378
ENEOS Holdings, Inc.	17,757	57,338
Eni SpA	14,604	155,149
EOG Resources, Inc.	2,992	334,296
EQT Corp.	1,888	76,936
Equinor ASA	5,791	191,008
Exxon Mobil Corp.	21,280	1,857,957
Galp Energia SGPS SA, Class B	2,900	27,793
Hess Corp.	1,423	155,093
Idemitsu Kosan Co. Ltd.	1,206	26,095
Inpex Corp.	5,923	55,569
Kinder Morgan, Inc.	10,123	168,447
Marathon Oil Corp.	3,460	78,127
Marathon Petroleum Corp.	2,546	252,894
Neste OYJ	2,558	110,943
Occidental Petroleum Corp.	3,805	233,817
OMV AG	852	30,665
ONEOK, Inc.	2,282	116,930
Phillips 66	2,456	198,248
Pioneer Natural Resources Co.	1,219	263,950
Repsol SA	8,396	96,618
Santos Ltd.	18,618	84,326
Shell plc	44,168	1,098,913
TotalEnergies SE	14,722	692,963
Valero Energy Corp.	2,012	214,982
Washington H Soul Pattinson & Co. Ltd.	1,253	21,324
Williams Cos., Inc. (The)	6,222	178,136
Woodside Energy Group Ltd.	11,362	231,143

		10,091,003

Total Energy		10,607,987

Financials (8.5%)
Banks (3.5%)
ABN AMRO Bank NV (CVA)(m)	2,447	21,933
Australia & New Zealand Banking Group Ltd.	17,587	255,359
Banco Bilbao Vizcaya Argentaria SA	38,584	173,302
Banco Santander SA	100,101	232,660
Bank Hapoalim BM	7,467	62,841
Bank Leumi Le-Israel BM	9,166	78,048
Bank of America Corp.	35,694	1,077,959
Barclays plc	98,547	157,115
BNP Paribas SA	6,597	278,508
BOC Hong Kong Holdings Ltd.	21,413	70,792
CaixaBank SA	25,654	82,667
Chiba Bank Ltd. (The)(x)	3,067	16,514
Citigroup, Inc.	9,889	412,075
Citizens Financial Group, Inc.	2,531	86,965
Comerica, Inc.	668	47,495
Commerzbank AG*	5,797	41,594
Commonwealth Bank of Australia	10,133	588,902
Concordia Financial Group Ltd.(x)	6,299	19,475
Credit Agricole SA	7,157	57,626
Danske Bank A/S	3,991	49,391
DBS Group Holdings Ltd.	10,703	247,453
DNB Bank ASA	5,382	85,208
Erste Group Bank AG	1,989	43,557
Fifth Third Bancorp	3,504	111,988
FinecoBank Banca Fineco SpA	3,529	43,375
First Republic Bank	933	121,803
Hang Seng Bank Ltd.	4,425	66,868
HSBC Holdings plc	119,106	617,196
Huntington Bancshares, Inc.	7,364	97,058
ING Groep NV	23,198	198,907
Intesa Sanpaolo SpA	95,570	157,300
Israel Discount Bank Ltd., Class A	6,735	33,837
Japan Post Bank Co. Ltd.	2,343	16,336
JPMorgan Chase & Co.	14,973	1,564,679
KBC Group NV	1,526	71,583
KeyCorp	4,762	76,287
Lloyds Banking Group plc	410,723	187,645
M&T Bank Corp.	897	158,159
Mediobanca Banca di Credito Finanziario SpA	3,108	24,297
Mitsubishi UFJ Financial Group, Inc.	70,301	317,017
Mizrahi Tefahot Bank Ltd.	969	33,860
Mizuho Financial Group, Inc.(x)	13,959	150,812
National Australia Bank Ltd.	19,019	348,736
NatWest Group plc	31,780	79,311
Nordea Bank Abp	20,251	173,277
Oversea-Chinese Banking Corp. Ltd.	19,593	160,495
PNC Financial Services Group, Inc. (The)	2,094	312,885
Regions Financial Corp.	4,771	95,754
Resona Holdings, Inc.	11,923	43,534
Shizuoka Bank Ltd. (The)(r)(x)	2,582	15,619
Signature Bank	321	48,471
Skandinaviska Enskilda Banken AB, Class A	9,417	89,389
Societe Generale SA	4,691	93,075
Standard Chartered plc	14,606	91,869
Sumitomo Mitsui Financial Group, Inc.	7,716	214,718
Sumitomo Mitsui Trust Holdings, Inc.	1,954	55,233
SVB Financial Group*	302	101,406
Svenska Handelsbanken AB, Class A	8,440	68,968
Swedbank AB, Class A	5,240	68,511
Truist Financial Corp.	6,773	294,896
UniCredit SpA	11,971	121,053
United Overseas Bank Ltd.	7,088	128,693
US Bancorp	6,904	278,369
Wells Fargo & Co.	19,367	778,941
Westpac Banking Corp.	20,590	270,373
Zions Bancorp NA	768	39,061

		12,209,083

Capital Markets (1.9%)
3i Group plc	5,631	67,612
abrdn plc	12,619	19,176
Ameriprise Financial, Inc.	552	139,076
Amundi SA(m)	352	14,596
ASX Ltd.	1,224	56,282
Bank of New York Mellon Corp. (The)	3,755	144,643
BlackRock, Inc.	770	423,716
Cboe Global Markets, Inc.	542	63,615
Charles Schwab Corp. (The)	7,797	560,370
CME Group, Inc.	1,835	325,034
Credit Suisse Group AG (Registered)	15,338	60,449
Daiwa Securities Group, Inc.(x)	7,324	28,698
Deutsche Bank AG (Registered)	11,959	89,450
Deutsche Boerse AG	1,127	185,546
EQT AB	1,712	32,935
Euronext NV(m)	568	35,942
FactSet Research Systems, Inc.	194	77,621
Franklin Resources, Inc.	1,450	31,204
Futu Holdings Ltd. (ADR)(x)*	416	15,513

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Goldman Sachs Group, Inc. (The)	1,743	$510,786
Hargreaves Lansdown plc	2,058	19,753
Hong Kong Exchanges & Clearing Ltd.	7,223	245,243
Intercontinental Exchange, Inc.	2,851	257,588
Invesco Ltd.	2,323	31,825
Japan Exchange Group, Inc.	2,948	39,851
Julius Baer Group Ltd.	1,380	60,048
London Stock Exchange Group plc	1,957	165,021
Macquarie Group Ltd.	2,188	212,334
MarketAxess Holdings, Inc.	192	42,718
Moody’s Corp.	806	195,947
Morgan Stanley	6,838	540,270
MSCI, Inc.	411	173,356
Nasdaq, Inc.	1,731	98,113
Nomura Holdings, Inc.	16,486	54,425
Northern Trust Corp.	1,064	91,036
Partners Group Holding AG	135	108,455
Raymond James Financial, Inc.	992	98,030
S&P Global, Inc.	1,740	531,309
SBI Holdings, Inc.	1,415	25,428
Schroders plc	4,229	18,311
Singapore Exchange Ltd.	4,650	30,486
St James’s Place plc	3,123	35,624
State Street Corp.	1,877	114,140
T. Rowe Price Group, Inc.	1,152	120,972
UBS Group AG (Registered)	20,686	298,829

		6,491,376

Consumer Finance (0.2%)
American Express Co.	3,063	413,229
Capital One Financial Corp.	1,960	180,653
Discover Financial Services	1,395	126,834
Synchrony Financial	2,460	69,347

		790,063

Diversified Financial Services (0.9%)
Berkshire Hathaway, Inc., Class B*	9,215	2,460,589
Eurazeo SE	294	15,351
EXOR NV*	704	45,178
Groupe Bruxelles Lambert NV	598	41,556
Industrivarden AB, Class A	760	15,298
Industrivarden AB, Class C	924	18,403
Investor AB, Class A	2,885	44,148
Investor AB, Class B	10,859	158,289
Kinnevik AB, Class B*	1,401	18,306
L E Lundbergforetagen AB, Class B	439	15,783
M&G plc	15,044	27,696
Mitsubishi HC Capital, Inc.	3,819	16,429
ORIX Corp.	7,068	99,404
Sofina SA	111	18,863
Wendel SE	155	11,087

		3,006,380

Insurance (2.0%)
Admiral Group plc	1,117	23,706
Aegon NV	10,342	41,100
Aflac, Inc.	2,936	165,003
Ageas SA/NV	1,018	36,936
AIA Group Ltd.	71,146	590,694
Allianz SE (Registered)	2,438	385,815
Allstate Corp. (The)	1,380	171,851
American International Group, Inc.	3,883	184,365
Aon plc, Class A	1,077	288,496
Arthur J Gallagher & Co.	1,074	183,890
Assicurazioni Generali SpA	6,404	87,167
Assurant, Inc.	272	39,513
Aviva plc	16,500	70,871
AXA SA	11,098	242,988
Baloise Holding AG (Registered)	303	38,627
Brown & Brown, Inc.	1,197	72,395
Chubb Ltd.	2,132	387,768
Cincinnati Financial Corp.	813	72,820
Dai-ichi Life Holdings, Inc.	5,817	92,464
Everest Re Group Ltd.	201	52,750
Gjensidige Forsikring ASA	1,157	19,798
Globe Life, Inc.	463	46,161
Hannover Rueck SE	383	57,843
Hartford Financial Services Group, Inc. (The)	1,650	102,201
Insurance Australia Group Ltd.	14,264	42,001
Japan Post Holdings Co. Ltd.	13,451	89,067
Japan Post Insurance Co. Ltd.(x)	1,156	16,195
Legal & General Group plc	34,545	82,667
Lincoln National Corp.	791	34,733
Loews Corp.	1,021	50,887
Marsh & McLennan Cos., Inc.	2,548	380,391
Medibank Pvt Ltd.	15,936	35,416
MetLife, Inc.	3,421	207,928
MS&AD Insurance Group Holdings, Inc.(x)	2,576	68,171
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	850	205,604
NN Group NV	1,683	65,504
Phoenix Group Holdings plc	4,048	23,568
Poste Italiane SpA(m)	3,023	22,833
Principal Financial Group, Inc.	1,184	85,426
Progressive Corp. (The)	2,987	347,119
Prudential Financial, Inc.	1,899	162,896
Prudential plc	15,902	156,238
QBE Insurance Group Ltd.	8,536	63,057
Sampo OYJ, Class A	2,844	121,375
Sompo Holdings, Inc.	1,836	73,174
Suncorp Group Ltd.	7,425	47,380
Swiss Life Holding AG (Registered)	192	84,594
Swiss Re AG	1,806	132,660
T&D Holdings, Inc.(x)	2,774	26,232
Tokio Marine Holdings, Inc.	10,890	193,555
Travelers Cos., Inc. (The)	1,212	185,678
Tryg A/S	2,083	42,809
W R Berkley Corp.	1,043	67,357
Willis Towers Watson plc	561	112,727
Zurich Insurance Group AG	905	359,760

		7,042,224

Total Financials		29,539,126

Health Care (9.5%)
Biotechnology (1.2%)
AbbVie, Inc.	9,028	1,211,648
Amgen, Inc.	2,731	615,567
Argenx SE*	327	118,128
Biogen, Inc.*	741	197,847
CSL Ltd.	2,861	518,765
Genmab A/S*	393	126,679
Gilead Sciences, Inc.	6,400	394,816
Grifols SA*	1,726	14,777
Incyte Corp.*	943	62,842
Moderna, Inc.*	1,718	203,153
Regeneron Pharmaceuticals, Inc.*	547	376,812
Swedish Orphan Biovitrum AB*	993	19,222
Vertex Pharmaceuticals, Inc.*	1,309	379,008

		4,239,264

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	8,942	865,228
ABIOMED, Inc.*	232	56,993
Alcon, Inc.	2,960	171,414
Align Technology, Inc.*	371	76,838
Asahi Intecc Co. Ltd.	1,254	19,841
Baxter International, Inc.	2,571	138,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Becton Dickinson and Co.	1,456	$324,440
BioMerieux	297	23,403
Boston Scientific Corp.*	7,310	283,116
Carl Zeiss Meditec AG	278	29,276
Cochlear Ltd.	413	51,034
Coloplast A/S, Class B	731	73,904
Cooper Cos., Inc. (The)	252	66,503
Demant A/S*	625	15,402
Dentsply Sirona, Inc.	1,100	31,185
Dexcom, Inc.*	2,005	161,483
DiaSorin SpA	184	20,561
Edwards Lifesciences Corp.*	3,165	261,524
Fisher & Paykel Healthcare Corp. Ltd.	3,336	34,398
Getinge AB, Class B	1,323	22,708
GN Store Nord A/S	855	14,894
Hologic, Inc.*	1,275	82,263
Hoya Corp.	2,182	209,788
IDEXX Laboratories, Inc.*	425	138,465
Intuitive Surgical, Inc.*	1,823	341,703
Koninklijke Philips NV	5,110	78,932
Medtronic plc	6,784	547,808
Olympus Corp.	7,259	139,705
ResMed, Inc.	748	163,288
Siemens Healthineers AG(m)	1,718	74,418
Smith & Nephew plc	5,087	58,688
Sonova Holding AG (Registered)	338	74,329
STERIS plc	511	84,969
Straumann Holding AG (Registered)	674	61,340
Stryker Corp.	1,719	348,166
Sysmex Corp.	1,058	56,942
Teleflex, Inc.	240	48,350
Terumo Corp.	3,899	110,024
Zimmer Biomet Holdings, Inc.	1,071	111,973

		5,473,770

Health Care Providers & Services (1.7%)
AmerisourceBergen Corp.	794	107,452
Amplifon SpA	720	18,855
Cardinal Health, Inc.	1,391	92,752
Centene Corp.*	2,918	227,050
Cigna Corp.	1,558	432,298
CVS Health Corp.	6,703	639,265
DaVita, Inc.*	284	23,507
Elevance Health, Inc.	1,225	556,444
Fresenius Medical Care AG & Co. KGaA	1,269	36,069
Fresenius SE & Co. KGaA	2,423	51,899
HCA Healthcare, Inc.	1,099	201,985
Henry Schein, Inc.*	695	45,710
Humana, Inc.	646	313,433
Laboratory Corp. of America Holdings	462	94,622
McKesson Corp.	734	249,465
Molina Healthcare, Inc.*	297	97,962
Quest Diagnostics, Inc.	595	73,000
Ramsay Health Care Ltd.	1,059	38,840
Sonic Healthcare Ltd.	2,629	51,156
UnitedHealth Group, Inc.	4,776	2,412,071
Universal Health Services, Inc., Class B	336	29,628

		5,793,463

Health Care Technology (0.0%)†
M3, Inc.	2,715	74,865

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	1,525	185,364
Bachem Holding AG, Class B	220	13,686
Bio-Rad Laboratories, Inc., Class A*	109	45,468
Bio-Techne Corp.	200	56,800
Charles River Laboratories International, Inc.*	260	51,168
Danaher Corp.	3,343	863,464
Eurofins Scientific SE	827	49,040
Illumina, Inc.*	802	153,014
IQVIA Holdings, Inc.*	952	172,445
Lonza Group AG (Registered)	448	217,866
Mettler-Toledo International, Inc.*	115	124,674
PerkinElmer, Inc.	645	77,613
QIAGEN NV*	1,431	60,219
Sartorius AG (Preference)(q)	157	54,835
Sartorius Stedim Biotech	172	52,579
Thermo Fisher Scientific, Inc.	2,000	1,014,380
Waters Corp.*	306	82,476
West Pharmaceutical Services, Inc.	378	93,018

		3,368,109

Pharmaceuticals (4.0%)
Astellas Pharma, Inc.	10,773	142,401
AstraZeneca plc	9,201	1,011,835
Bayer AG (Registered)	5,826	268,858
Bristol-Myers Squibb Co.	10,903	775,094
Catalent, Inc.*	915	66,209
Chugai Pharmaceutical Co. Ltd.	4,089	102,098
Daiichi Sankyo Co. Ltd.	10,493	291,883
Eisai Co. Ltd.	1,493	80,083
Eli Lilly and Co.	4,027	1,302,130
GSK plc	23,917	348,853
Hikma Pharmaceuticals plc	1,004	15,201
Ipsen SA	218	20,133
Johnson & Johnson	13,424	2,192,945
Kyowa Kirin Co. Ltd.	1,562	35,833
Merck & Co., Inc.	12,935	1,113,962
Merck KGaA	772	125,993
Nippon Shinyaku Co. Ltd.	284	14,407
Novartis AG (Registered)	12,886	982,342
Novo Nordisk A/S, Class B	9,830	979,795
Ono Pharmaceutical Co. Ltd.	2,140	49,781
Organon & Co.	1,299	30,397
Orion OYJ, Class B	614	25,879
Otsuka Holdings Co. Ltd.	2,417	76,663
Pfizer, Inc.	28,656	1,253,987
Recordati Industria Chimica e Farmaceutica SpA	605	22,225
Roche Holding AG	4,172	1,360,318
Roche Holding AG CHF 1	170	66,240
Sanofi	6,762	516,078
Shionogi & Co. Ltd.	1,626	78,661
Takeda Pharmaceutical Co. Ltd.(x)	9,025	234,399
Teva Pharmaceutical Industries Ltd. (ADR)*	6,379	51,479
UCB SA	788	54,501
Viatris, Inc.	6,192	52,756
Zoetis, Inc.	2,390	354,413

		14,097,832

Total Health Care		33,047,303

Industrials (6.6%)
Aerospace & Defense (1.0%)
Airbus SE	3,553	306,952
BAE Systems plc	18,739	164,638
Boeing Co. (The)*	2,850	345,078
Dassault Aviation SA	184	20,897
Elbit Systems Ltd.	179	33,904
General Dynamics Corp.	1,148	243,571
Howmet Aerospace, Inc.	1,888	58,396
Huntington Ingalls Industries, Inc.	204	45,186
Kongsberg Gruppen ASA	526	15,956
L3Harris Technologies, Inc.	977	203,050

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Lockheed Martin Corp.	1,205	$465,479
MTU Aero Engines AG	335	50,553
Northrop Grumman Corp.	743	349,448
Raytheon Technologies Corp.	7,539	617,142
Rheinmetall AG	257	39,807
Rolls-Royce Holdings plc*	48,419	37,210
Safran SA	2,073	188,487
Singapore Technologies Engineering Ltd.	9,034	22,394
Textron, Inc.	1,080	62,921
Thales SA	657	72,467
TransDigm Group, Inc.	263	138,028

		3,481,564

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	633	60,964
Deutsche Post AG (Registered)	5,860	178,310
DSV A/S	1,130	130,974
Expeditors International of Washington, Inc.	835	73,739
FedEx Corp.	1,221	181,282
Nippon Express Holdings, Inc.	444	22,451
SG Holdings Co. Ltd.	1,558	21,173
United Parcel Service, Inc., Class B	3,737	603,675
Yamato Holdings Co. Ltd.(x)	1,686	25,239

		1,297,807

Airlines (0.1%)
Alaska Air Group, Inc.*	647	25,330
American Airlines Group, Inc.(x)*	3,318	39,949
ANA Holdings, Inc.(x)*	924	17,380
Delta Air Lines, Inc.*	3,274	91,869
Deutsche Lufthansa AG (Registered)(x)*	3,458	19,947
Japan Airlines Co. Ltd.(x)*	834	14,904
Qantas Airways Ltd.*	5,347	17,212
Singapore Airlines Ltd.*	7,753	27,359
Southwest Airlines Co.*	3,030	93,445
United Airlines Holdings, Inc.*	1,668	54,260

		401,655

Building Products (0.4%)
A O Smith Corp.	656	31,869
AGC, Inc.	1,118	34,750
Allegion plc	449	40,266
Assa Abloy AB, Class B	6,043	112,928
Carrier Global Corp.	4,297	152,801
Cie de Saint-Gobain	2,927	104,388
Daikin Industries Ltd.	1,499	231,626
Fortune Brands Home & Security, Inc.	660	35,435
Geberit AG (Registered)	215	91,989
Johnson Controls International plc	3,517	173,107
Kingspan Group plc	955	42,669
Lixil Corp.	1,797	26,039
Masco Corp.	1,152	53,787
Nibe Industrier AB, Class B	8,912	79,129
ROCKWOOL A/S, Class B	67	10,504
TOTO Ltd.	819	27,347
Trane Technologies plc	1,183	171,310
Xinyi Glass Holdings Ltd.	8,662	12,546

		1,432,490

Commercial Services & Supplies (0.3%)
Brambles Ltd.	8,335	60,476
Cintas Corp.	439	170,415
Copart, Inc.*	1,092	116,189
Dai Nippon Printing Co. Ltd.	1,285	25,642
Rentokil Initial plc	10,759	56,812
Republic Services, Inc.	1,049	142,706
Rollins, Inc.	1,182	40,992
Secom Co. Ltd.(x)	1,291	73,352
Securitas AB, Class B(x)	1,812	12,615
Toppan, Inc.	1,517	22,637
Waste Management, Inc.	1,921	307,763

		1,029,599

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA(x)	1,315	29,428
Bouygues SA	1,323	34,466
Eiffage SA	532	42,588
Ferrovial SA	2,850	64,679
Kajima Corp.(x)	2,140	20,328
Obayashi Corp.(x)	3,757	24,124
Quanta Services, Inc.	730	92,995
Shimizu Corp.(x)	3,194	15,673
Skanska AB, Class B	1,968	24,461
Taisei Corp.	1,104	30,708
Vinci SA	3,164	254,149

		633,599

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	9,855	253,776
AMETEK, Inc.	1,172	132,917
Eaton Corp. plc	2,034	271,254
Emerson Electric Co.	3,019	221,051
Fuji Electric Co. Ltd.	734	26,906
Generac Holdings, Inc.*	326	58,074
Legrand SA	1,605	103,697
Mitsubishi Electric Corp.	11,365	102,666
Nidec Corp.	2,666	150,181
Prysmian SpA	1,474	42,221
Rockwell Automation, Inc.	589	126,700
Schneider Electric SE	3,239	363,386
Siemens Energy AG(x)	2,579	28,707
Siemens Gamesa Renewable Energy SA*	1,379	24,219
Vestas Wind Systems A/S	6,071	111,305

		2,017,060

Industrial Conglomerates (0.7%)
3M Co.	2,827	312,384
CK Hutchison Holdings Ltd.	15,601	85,674
DCC plc	570	29,654
General Electric Co.	5,599	346,634
Hitachi Ltd.	5,806	245,839
Honeywell International, Inc.	3,440	574,377
Investment AB Latour, Class B	856	14,047
Jardine Matheson Holdings Ltd.	946	47,893
Keppel Corp. Ltd.	8,427	40,462
Lifco AB, Class B	1,349	18,622
Melrose Industries plc	25,301	28,249
Siemens AG (Registered)	4,554	450,725
Smiths Group plc	2,290	38,379
Toshiba Corp.	2,353	83,807

		2,316,746

Machinery (1.3%)
Alfa Laval AB	1,805	44,593
Alstom SA	1,836	29,523
Atlas Copco AB, Class A	15,540	143,903
Atlas Copco AB, Class B	9,032	74,731
Caterpillar, Inc.	2,695	442,196
CNH Industrial NV	5,921	66,103
Cummins, Inc.	720	146,527
Daifuku Co. Ltd.	586	27,536
Daimler Truck Holding AG*	2,662	60,922
Deere & Co.	1,420	474,124
Dover Corp.	733	85,453
Epiroc AB, Class A	3,813	54,540
Epiroc AB, Class B	2,256	28,375
FANUC Corp.	1,139	157,567
Fortive Corp.	1,816	105,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
GEA Group AG	887	$29,005
Hitachi Construction Machinery Co. Ltd.(x)	622	11,557
Hoshizaki Corp.	628	17,380
Husqvarna AB, Class B(x)	2,421	13,343
IDEX Corp.	385	76,942
Illinois Tool Works, Inc.	1,439	259,955
Indutrade AB	1,606	25,900
Ingersoll Rand, Inc.	2,059	89,072
KION Group AG	417	8,080
Knorr-Bremse AG	419	18,166
Komatsu Ltd.	5,437	98,322
Kone OYJ, Class B	2,067	79,597
Kubota Corp.	5,944	82,426
Kurita Water Industries Ltd.	704	24,828
Makita Corp.	1,296	25,128
Minebea Mitsumi, Inc.	2,100	31,147
MISUMI Group, Inc.	1,645	34,999
Mitsubishi Heavy Industries Ltd.(x)	1,995	66,514
NGK Insulators Ltd.(x)	1,160	14,460
Nordson Corp.	276	58,587
Otis Worldwide Corp.	2,146	136,915
PACCAR, Inc.	1,775	148,550
Parker-Hannifin Corp.	655	158,713
Pentair plc	840	34,129
Rational AG	36	17,583
Sandvik AB	6,270	85,382
Schindler Holding AG	260	40,331
Schindler Holding AG (Registered)	141	21,196
SKF AB, Class B	2,211	29,565
SMC Corp.	340	137,164
Snap-on, Inc.	272	54,767
Spirax-Sarco Engineering plc	465	53,415
Stanley Black & Decker, Inc.	755	56,784
Techtronic Industries Co. Ltd.	7,959	75,192
Toyota Industries Corp.	945	45,026
VAT Group AG(m)	170	34,321
Volvo AB, Class A	1,158	17,150
Volvo AB, Class B	8,875	125,229
Wartsila OYJ Abp	2,739	17,450
Westinghouse Air Brake Technologies Corp.	929	75,574
Xylem, Inc.	920	80,371
Yaskawa Electric Corp.	1,389	40,095

		4,492,276

Marine (0.1%)
AP Moller - Maersk A/S, Class A	20	35,246
AP Moller - Maersk A/S, Class B	32	57,966
Kuehne + Nagel International AG (Registered)	333	67,474
Mitsui OSK Lines Ltd.(x)	1,992	35,777
Nippon Yusen KK(x)	2,982	50,927
SITC International Holdings Co. Ltd.	7,760	14,212
ZIM Integrated Shipping Services Ltd.(x)	494	11,609

		273,211

Professional Services (0.5%)
Adecco Group AG (Registered)	1,031	28,311
Bureau Veritas SA	1,701	37,987
CoStar Group, Inc.*	2,022	140,832
Equifax, Inc.	625	107,144
Experian plc	5,488	160,893
Intertek Group plc	934	38,425
Jacobs Solutions, Inc.	652	70,736
Leidos Holdings, Inc.	697	60,967
Nielsen Holdings plc	1,837	50,922
Nihon M&A Center Holdings, Inc.	1,752	19,818
Persol Holdings Co. Ltd.	1,027	18,717
Randstad NV(x)	692	29,924
Recruit Holdings Co. Ltd.	8,641	249,407
RELX plc	11,372	277,620
Robert Half International, Inc.	559	42,764
SGS SA (Registered)	38	81,169
Teleperformance	365	92,214
Verisk Analytics, Inc.	801	136,595
Wolters Kluwer NV	1,598	155,583

		1,800,028

Road & Rail (0.5%)
Aurizon Holdings Ltd.	10,651	23,402
Central Japan Railway Co.	873	102,272
CSX Corp.	10,933	291,255
East Japan Railway Co.	1,844	94,667
Grab Holdings Ltd., Class A(x)*	6,285	16,530
Hankyu Hanshin Holdings, Inc.	1,324	39,852
JB Hunt Transport Services, Inc.	424	66,322
Keio Corp.	595	21,522
Keisei Electric Railway Co. Ltd.	748	20,397
Kintetsu Group Holdings Co. Ltd.	993	32,928
MTR Corp. Ltd.	8,957	40,987
Norfolk Southern Corp.	1,199	251,370
Odakyu Electric Railway Co. Ltd.	1,705	21,810
Old Dominion Freight Line, Inc.	468	116,424
Tobu Railway Co. Ltd.	1,092	25,763
Tokyu Corp.(x)	2,892	32,955
Union Pacific Corp.	3,189	621,281
West Japan Railway Co.	1,374	52,659

		1,872,396

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	780	33,017
Ashtead Group plc	2,623	117,106
Brenntag SE	959	58,519
Bunzl plc	1,951	59,373
Fastenal Co.	2,934	135,081
Ferguson plc	1,286	133,908
IMCD NV	364	43,199
ITOCHU Corp.(x)	7,051	170,887
Marubeni Corp.	9,053	79,483
Mitsubishi Corp.(x)	7,450	204,605
Mitsui & Co. Ltd.(x)	8,210	176,137
MonotaRO Co. Ltd.	1,450	21,918
Reece Ltd.	1,211	10,712
Sumitomo Corp.	6,517	81,325
Toyota Tsusho Corp.	1,229	38,150
United Rentals, Inc.*	357	96,433
WW Grainger, Inc.	231	113,003

		1,572,856

Transportation Infrastructure (0.1%)
Aena SME SA(m)*	467	48,322
Aeroports de Paris*	205	23,611
Atlantia SpA	2,867	63,466
Auckland International Airport Ltd.*	7,243	29,112
Getlink SE	2,546	39,462
Transurban Group	18,233	143,010

		346,983

Total Industrials		22,968,270

Information Technology (13.3%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	1,258	142,016
Cisco Systems, Inc.	21,144	845,760
F5, Inc.*	304	43,998
Juniper Networks, Inc.	1,647	43,020
Motorola Solutions, Inc.	852	190,822
Nokia OYJ	31,199	133,224

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Telefonaktiebolaget LM Ericsson, Class B(x)	16,889	$98,357

		1,497,197

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	3,037	203,358
Azbil Corp.(x)	714	18,636
CDW Corp.	691	107,851
Corning, Inc.	3,885	112,743
Halma plc	2,196	49,447
Hamamatsu Photonics KK	811	34,821
Hexagon AB, Class B	11,447	106,128
Hirose Electric Co. Ltd.	187	24,304
Ibiden Co. Ltd.(x)	611	16,776
Keyence Corp.	1,164	386,451
Keysight Technologies, Inc.*	919	144,614
Kyocera Corp.	1,946	98,368
Murata Manufacturing Co. Ltd.	3,405	156,408
Omron Corp.	1,178	53,691
Shimadzu Corp.	1,370	35,661
TDK Corp.	2,393	72,618
TE Connectivity Ltd.	1,633	180,218
Teledyne Technologies, Inc.*	239	80,655
Trimble, Inc.*	1,265	68,652
Venture Corp. Ltd.	1,602	18,246
Yokogawa Electric Corp.	1,321	20,817
Zebra Technologies Corp., Class A*	264	69,171

		2,059,634

IT Services (2.2%)
Accenture plc, Class A	3,230	831,079
Adyen NV(m)*	132	164,214
Akamai Technologies, Inc.*	812	65,220
Amadeus IT Group SA*	2,685	124,286
Automatic Data Processing, Inc.	2,122	479,975
Bechtle AG	474	17,246
Broadridge Financial Solutions, Inc.	599	86,448
Capgemini SE	980	156,614
Cognizant Technology Solutions Corp., Class A	2,644	151,871
Computershare Ltd.	3,144	49,861
DXC Technology Co.*	1,174	28,740
Edenred	1,543	70,921
EPAM Systems, Inc.*	293	106,122
Fidelity National Information Services, Inc.	3,104	234,569
Fiserv, Inc.*	3,266	305,600
FleetCor Technologies, Inc.*	383	67,473
Fujitsu Ltd.	1,180	127,254
Gartner, Inc.*	404	111,783
Global Payments, Inc.	1,415	152,891
GMO Payment Gateway, Inc.	243	16,420
International Business Machines Corp.	4,612	547,952
Itochu Techno-Solutions Corp.	555	12,945
Jack Henry & Associates, Inc.	372	67,805
Mastercard, Inc., Class A	4,357	1,238,869
NEC Corp.	1,421	45,485
Nexi SpA(m)*	2,708	21,867
Nomura Research Institute Ltd.	1,943	47,754
NTT Data Corp.	3,652	47,198
Obic Co. Ltd.	437	57,940
Otsuka Corp.	659	20,424
Paychex, Inc.	1,636	183,576
PayPal Holdings, Inc.*	5,905	508,243
SCSK Corp.(x)	904	13,564
TIS, Inc.	1,329	35,288
VeriSign, Inc.*	477	82,855
Visa, Inc., Class A	8,348	1,483,022
Wix.com Ltd.*	392	30,666
Worldline SA(m)*	1,496	58,501

		7,852,541

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	8,243	522,277
Advantest Corp.(x)	1,154	53,631
Analog Devices, Inc.	2,654	369,808
Applied Materials, Inc.	4,442	363,933
ASM International NV	285	63,766
ASML Holding NV	2,414	1,001,306
Broadcom, Inc.	2,062	915,549
Disco Corp.	187	40,750
Enphase Energy, Inc.*	692	192,009
Infineon Technologies AG	7,725	171,190
Intel Corp.	20,965	540,268
KLA Corp.	724	219,104
Lam Research Corp.	699	255,834
Lasertec Corp.	474	47,665
Microchip Technology, Inc.	2,821	172,166
Micron Technology, Inc.	5,633	282,213
Monolithic Power Systems, Inc.	227	82,492
NVIDIA Corp.	12,785	1,551,971
NXP Semiconductors NV	1,341	197,811
ON Semiconductor Corp.*	2,212	137,874
Qorvo, Inc.*	527	41,849
QUALCOMM, Inc.	5,734	647,827
Renesas Electronics Corp.*	6,719	55,997
Rohm Co. Ltd.	575	37,711
Skyworks Solutions, Inc.	819	69,836
SolarEdge Technologies, Inc.*	284	65,735
STMicroelectronics NV	4,080	125,887
SUMCO Corp.	1,925	22,367
Teradyne, Inc.	801	60,195
Texas Instruments, Inc.	4,665	722,049
Tokyo Electron Ltd.	887	219,613
Tower Semiconductor Ltd.*	642	28,039

		9,278,722

Software (4.1%)
Adobe, Inc.*	2,390	657,728
ANSYS, Inc.*	445	98,656
Autodesk, Inc.*	1,109	207,161
AVEVA Group plc	697	24,281
Cadence Design Systems, Inc.*	1,398	228,475
Ceridian HCM Holding, Inc.*	782	43,698
Check Point Software Technologies Ltd.*	614	68,780
CyberArk Software Ltd.*	267	40,034
Dassault Systemes SE	3,970	136,464
Fortinet, Inc.*	3,342	164,192
Intuit, Inc.	1,440	557,741
Microsoft Corp.	38,080	8,868,832
Nemetschek SE	334	16,084
Nice Ltd.*	391	73,896
NortonLifeLock, Inc.	2,950	59,413
Oracle Corp.	222	11,720
Oracle Corp. (Moscow Stock Exchange)	7,756	473,659
Paycom Software, Inc.*	248	81,837
PTC, Inc.*	540	56,484
Roper Technologies, Inc.	541	194,565
Sage Group plc (The)	5,539	42,616
Salesforce, Inc.*	5,080	730,707
SAP SE	6,202	511,261
ServiceNow, Inc.*	1,031	389,316
Synopsys, Inc.*	781	238,603
Temenos AG (Registered)	388	26,126
Trend Micro, Inc.	863	46,739
Tyler Technologies, Inc.*	212	73,670
WiseTech Global Ltd.	846	27,787

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Xero Ltd.*	854	$39,248

		14,189,773

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	77,134	10,659,919
Brother Industries Ltd.	1,365	23,535
Canon, Inc.(x)	6,005	130,967
FUJIFILM Holdings Corp.	2,178	99,667
Hewlett Packard Enterprise Co.	6,634	79,475
HP, Inc.	4,647	115,803
Logitech International SA (Registered)(x)	1,104	50,412
NetApp, Inc.	1,122	69,396
Ricoh Co. Ltd.	3,256	23,761
Seagate Technology Holdings plc	997	53,070
Seiko Epson Corp.	1,618	22,068
Western Digital Corp.*	1,599	52,047

		11,380,120

Total Information Technology		46,257,987

Materials (2.7%)
Chemicals (1.4%)
Air Liquide SA	3,119	355,151
Air Products and Chemicals, Inc.	1,133	263,683
Akzo Nobel NV	1,084	61,133
Albemarle Corp.	598	158,135
Arkema SA	355	25,892
Asahi Kasei Corp.	7,259	48,008
BASF SE	5,527	214,192
Celanese Corp.	509	45,983
CF Industries Holdings, Inc.	1,017	97,886
Chr Hansen Holding A/S	610	29,902
Clariant AG (Registered)*	1,248	19,862
Corteva, Inc.	3,669	209,683
Covestro AG(m)	1,118	32,324
Croda International plc	866	61,862
Dow, Inc.	3,667	161,091
DuPont de Nemours, Inc.	2,558	128,923
Eastman Chemical Co.	627	44,548
Ecolab, Inc.	1,266	182,836
EMS-Chemie Holding AG (Registered)	46	28,952
Evonik Industries AG	1,213	20,455
FMC Corp.	643	67,965
Givaudan SA (Registered)	55	165,820
ICL Group Ltd.	3,643	29,196
International Flavors & Fragrances, Inc.	1,302	118,261
Johnson Matthey plc	1,120	22,772
JSR Corp.	1,010	19,247
Koninklijke DSM NV	1,039	117,843
Linde plc	2,545	686,107
LyondellBasell Industries NV, Class A	1,299	97,789
Mitsubishi Chemical Group Corp.	7,408	34,017
Mitsui Chemicals, Inc.	1,065	20,796
Mosaic Co. (The)	1,763	85,206
Nippon Paint Holdings Co. Ltd.	4,801	32,155
Nippon Sanso Holdings Corp.	877	13,852
Nissan Chemical Corp.(x)	792	35,394
Nitto Denko Corp.	894	48,474
Novozymes A/S, Class B	1,270	63,344
OCI NV	620	22,798
Orica Ltd.	2,358	19,797
PPG Industries, Inc.	1,200	132,828
Sherwin-Williams Co. (The)	1,204	246,519
Shin-Etsu Chemical Co. Ltd.	2,251	223,533
Sika AG (Registered)	880	176,218
Solvay SA	480	36,717
Sumitomo Chemical Co. Ltd.	8,621	29,766
Symrise AG	788	77,540
Toray Industries, Inc.(x)	8,024	39,382
Tosoh Corp.(x)	1,504	16,794
Umicore SA	1,252	36,300
Yara International ASA	958	33,485

		4,940,416

Construction Materials (0.2%)
CRH plc	4,507	144,320
HeidelbergCement AG	861	34,489
Holcim AG*	3,369	137,448
James Hardie Industries plc (CHDI)	2,575	50,150
Martin Marietta Materials, Inc.	318	102,425
Vulcan Materials Co.	679	107,085

		575,917

Containers & Packaging (0.1%)
Amcor plc	7,673	82,331
Avery Dennison Corp.	415	67,521
Ball Corp.	1,605	77,554
International Paper Co.	1,848	58,582
Packaging Corp. of America	479	53,787
Sealed Air Corp.	742	33,026
SIG Group AG*	1,797	36,510
Smurfit Kappa Group plc	1,424	40,230
Westrock Co.	1,298	40,095

		489,636

Metals & Mining (0.9%)
Anglo American plc	7,621	230,218
Antofagasta plc	2,282	28,149
ArcelorMittal SA	3,127	62,534
BHP Group Ltd.	30,059	748,617
BlueScope Steel Ltd.	2,410	23,315
Boliden AB	1,582	48,926
Evolution Mining Ltd.(x)	10,605	13,985
Fortescue Metals Group Ltd.	9,799	105,020
Freeport-McMoRan, Inc.	7,302	199,564
Glencore plc	58,156	307,095
Hitachi Metals Ltd.*	1,241	18,658
JFE Holdings, Inc.(x)	2,844	26,472
Mineral Resources Ltd.	984	41,190
Newcrest Mining Ltd.	5,172	56,272
Newmont Corp.	4,053	170,348
Nippon Steel Corp.(x)	4,650	64,723
Norsk Hydro ASA	7,782	41,863
Northern Star Resources Ltd.	6,400	32,265
Nucor Corp.	1,337	143,046
Rio Tinto Ltd.	2,212	131,642
Rio Tinto plc	6,724	364,195
South32 Ltd.	27,097	62,632
Sumitomo Metal Mining Co. Ltd.	1,430	41,206
voestalpine AG	671	11,348

		2,973,283

Paper & Forest Products (0.1%)
Holmen AB, Class B	552	21,005
Mondi plc	2,809	43,389
Oji Holdings Corp.	4,695	17,476
Stora Enso OYJ, Class R	3,114	39,715
Svenska Cellulosa AB SCA, Class B	3,506	44,462
UPM-Kymmene OYJ	3,231	102,673

		268,720

Total Materials		9,247,972

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)	758	106,264
American Tower Corp. (REIT)	2,377	510,342
AvalonBay Communities, Inc. (REIT)	714	131,512

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Boston Properties, Inc. (REIT)	728	$54,578
British Land Co. plc (The) (REIT)	5,094	19,657
Camden Property Trust (REIT)	544	64,981
CapitaLand Integrated Commercial Trust (REIT)	28,116	37,380
CapLand Ascendas REIT (REIT)	19,419	36,194
Covivio (REIT)	301	14,391
Crown Castle, Inc. (REIT)	2,211	319,600
Daiwa House REIT Investment Corp. (REIT)	14	29,059
Dexus (REIT)	6,223	30,865
Digital Realty Trust, Inc. (REIT)	1,468	145,596
Duke Realty Corp. (REIT)	1,966	94,761
Equinix, Inc. (REIT)	465	264,511
Equity Residential (REIT)	1,728	116,156
Essex Property Trust, Inc. (REIT)	333	80,663
Extra Space Storage, Inc. (REIT)	684	118,134
Federal Realty Investment Trust (REIT)	372	33,525
Gecina SA (REIT)	321	24,950
GLP J-REIT (REIT)	28	30,909
Goodman Group (REIT)	9,621	96,128
GPT Group (The) (REIT)	11,084	26,904
Healthpeak Properties, Inc. (REIT)	2,755	63,145
Host Hotels & Resorts, Inc. (REIT)	3,650	57,962
Invitation Homes, Inc. (REIT)	2,961	99,993
Iron Mountain, Inc. (REIT)	1,484	65,251
Japan Metropolitan Fund Invest (REIT)	48	36,108
Japan Real Estate Investment Corp. (REIT)	8	32,943
Kimco Realty Corp. (REIT)	3,158	58,139
Klepierre SA (REIT)*	1,176	20,303
Land Securities Group plc (REIT)	4,076	23,443
Link REIT (REIT)	12,105	84,489
Mapletree Logistics Trust (REIT)	18,047	19,486
Mapletree Pan Asia Commercial Trust (REIT)	12,492	14,921
Mid-America Apartment Communities, Inc. (REIT)	589	91,336
Mirvac Group (REIT)	22,814	28,177
Nippon Building Fund, Inc. (REIT)	10	43,971
Nippon Prologis REIT, Inc. (REIT)	14	30,536
Nomura Real Estate Master Fund, Inc. (REIT)	28	30,966
Prologis, Inc. (REIT)	3,780	384,048
Public Storage (REIT)	807	236,298
Realty Income Corp. (REIT)	3,153	183,505
Regency Centers Corp. (REIT)	786	42,326
SBA Communications Corp. (REIT)	551	156,842
Scentre Group (REIT)	30,034	48,344
Segro plc (REIT)	6,945	58,194
Simon Property Group, Inc. (REIT)	1,671	149,972
Stockland (REIT)	13,813	28,763
UDR, Inc. (REIT)	1,560	65,068
Unibail-Rodamco-Westfield (REIT)*	721	29,596
Ventas, Inc. (REIT)	2,041	81,987
VICI Properties, Inc. (REIT)	4,918	146,802
Vicinity Centres (REIT)	22,390	25,000
Vornado Realty Trust (REIT)	823	19,061
Warehouses De Pauw CVA (REIT)	875	21,255
Welltower, Inc. (REIT)	2,366	152,181
Weyerhaeuser Co. (REIT)	3,780	107,957

		5,125,428

Real Estate Management & Development (0.3%)
Aroundtown SA	5,781	12,756
Azrieli Group Ltd.	245	16,690
Capitaland Investment Ltd.	15,267	36,774
CBRE Group, Inc., Class A*	1,640	110,716
City Developments Ltd.	2,367	12,479
CK Asset Holdings Ltd.	11,596	69,582
Daito Trust Construction Co. Ltd.	378	35,493
Daiwa House Industry Co. Ltd.(x)	3,526	71,857
ESR Group Ltd.(m)	11,510	29,033
Fastighets AB Balder, Class B*	3,648	14,418
Hang Lung Properties Ltd.	11,715	19,124
Henderson Land Development Co. Ltd.	8,404	23,457
Hongkong Land Holdings Ltd.	5,854	25,680
Hulic Co. Ltd.	2,195	16,151
LEG Immobilien SE	472	28,400
Lendlease Corp. Ltd.	3,984	22,532
Mitsubishi Estate Co. Ltd.(x)	6,844	89,800
Mitsui Fudosan Co. Ltd.	5,307	101,163
New World Development Co. Ltd.	7,602	21,479
Nomura Real Estate Holdings, Inc.	686	15,551
Sagax AB, Class B	1,121	18,453
Sino Land Co. Ltd.	19,259	25,345
Sumitomo Realty & Development Co. Ltd.(x)	1,790	40,760
Sun Hung Kai Properties Ltd.	8,521	93,690
Swire Pacific Ltd., Class A	2,881	21,500
Swire Properties Ltd.	6,770	14,548
Swiss Prime Site AG (Registered)	488	38,820
UOL Group Ltd.	2,687	12,388
Vonovia SE	4,316	93,932
Wharf Real Estate Investment Co. Ltd.	9,663	43,639

		1,176,210

Total Real Estate		6,301,638

Utilities (2.1%)
Electric Utilities (1.3%)
Acciona SA	146	25,770
Alliant Energy Corp.	1,281	67,880
American Electric Power Co., Inc.	2,623	226,758
Chubu Electric Power Co., Inc.(x)	3,728	33,520
CK Infrastructure Holdings Ltd.	3,085	15,740
CLP Holdings Ltd.	9,502	71,603
Constellation Energy Corp.	1,669	138,844
Duke Energy Corp.	3,931	365,662
Edison International	1,948	110,218
EDP - Energias de Portugal SA	16,063	69,539
Electricite de France SA	3,159	36,781
Elia Group SA/NV	222	26,092
Endesa SA	1,838	27,552
Enel SpA	47,833	196,021
Entergy Corp.	1,039	104,555
Evergy, Inc.	1,172	69,617
Eversource Energy	1,769	137,911
Exelon Corp.	5,064	189,697
FirstEnergy Corp.	2,772	102,564
Fortum OYJ	2,570	34,544
HK Electric Investments & HK Electric Investments Ltd.(m)	15,339	10,751
Iberdrola SA	35,358	328,701
Kansai Electric Power Co., Inc. (The)(x)	4,074	33,951
Mercury NZ Ltd.	3,941	12,555
NextEra Energy, Inc.	10,032	786,609
NRG Energy, Inc.	1,201	45,962
Origin Energy Ltd.	10,233	33,529
Orsted A/S(m)	1,139	90,633
PG&E Corp.*	8,215	102,687
Pinnacle West Capital Corp.	577	37,222
Power Assets Holdings Ltd.	8,027	40,120
PPL Corp.	3,759	95,291

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Red Electrica Corp. SA	2,268	$34,737
Southern Co. (The)	5,428	369,104
SSE plc	6,268	106,274
Terna - Rete Elettrica Nazionale	8,141	49,594
Tokyo Electric Power Co. Holdings, Inc.*	8,834	28,075
Verbund AG	450	38,345
Xcel Energy, Inc.	2,793	178,752

		4,473,760

Gas Utilities (0.1%)
APA Group	6,827	41,686
Atmos Energy Corp.	714	72,721
Enagas SA	1,440	22,225
Hong Kong & China Gas Co. Ltd.	64,786	56,912
Naturgy Energy Group SA	855	19,709
Osaka Gas Co. Ltd.	2,170	32,673
Snam SpA	11,668	47,134
Tokyo Gas Co. Ltd.	2,411	40,719

		333,779

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	3,411	77,089
EDP Renovaveis SA	1,667	34,261
Meridian Energy Ltd.	7,413	19,932
RWE AG	3,829	140,887
Uniper SE(x)	529	2,007

		274,176

Multi-Utilities (0.6%)
Ameren Corp.	1,319	106,245
CenterPoint Energy, Inc.	3,214	90,571
CMS Energy Corp.	1,482	86,312
Consolidated Edison, Inc.	1,811	155,311
Dominion Energy, Inc.	4,251	293,787
DTE Energy Co.	989	113,784
E.ON SE	12,991	100,542
Engie SA	10,569	121,267
National Grid plc	21,652	223,445
NiSource, Inc.	2,073	52,219
Public Service Enterprise Group, Inc.	2,547	143,218
Sempra Energy	1,605	240,654
Veolia Environnement SA	3,970	75,323
WEC Energy Group, Inc.	1,611	144,072

		1,946,750

Water Utilities (0.0%)†
American Water Works Co., Inc.	928	120,788
Severn Trent plc	1,447	37,827
United Utilities Group plc	3,945	39,066

		197,681

Total Utilities		7,226,146

Total Common Stocks (65.2%) (Cost $256,245,809)		226,031,863

EXCHANGE TRADED FUND (ETF):
Equity (3.8%)
SPDR S&P MidCap 400 ETF Trust(x)	32,948	13,233,894

Total Exchange Traded Fund (3.8%) (Cost $12,251,703)		13,233,894

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (20.6%)
U.S. Treasury Bonds
6.000%, 2/15/26	$857,100	902,098
6.125%, 11/15/27	1,054,800	1,150,885
5.250%, 11/15/28	665,600	707,356
U.S. Treasury Notes
1.375%, 9/30/23	691,600	671,960
2.750%, 11/15/23	2,249,300	2,210,552
2.125%, 11/30/23	2,121,000	2,069,301
2.250%, 12/31/23	3,055,800	2,980,121
2.500%, 1/31/24	1,880,800	1,835,984
2.750%, 2/15/24	2,534,200	2,479,853
2.125%, 3/31/24	1,521,400	1,473,024
2.250%, 11/15/24	2,916,800	2,798,305
1.500%, 11/30/24	2,334,900	2,202,468
2.000%, 2/15/25	745,400	707,373
0.500%, 3/31/25	623,600	568,889
2.125%, 5/15/25	1,120,900	1,061,878
0.250%, 6/30/25	2,607,300	2,340,255
2.000%, 8/15/25	2,684,200	2,521,890
0.250%, 8/31/25	1,567,100	1,395,943
0.250%, 9/30/25	829,000	736,903
2.250%, 11/15/25	338,700	319,040
0.375%, 12/31/25	966,500	854,673
0.375%, 1/31/26	1,504,700	1,325,429
1.625%, 2/15/26	1,602,600	1,472,764
0.500%, 2/28/26	656,000	578,920
0.750%, 4/30/26	321,000	284,361
0.750%, 5/31/26	2,393,400	2,114,793
1.500%, 8/15/26	2,167,700	1,961,599
0.750%, 8/31/26	660,100	579,186
0.875%, 9/30/26	1,851,600	1,629,842
2.000%, 11/15/26	3,908,200	3,591,270
1.250%, 12/31/26	827,900	735,796
1.500%, 1/31/27	990,600	888,522
2.250%, 2/15/27	1,962,300	1,814,974
1.875%, 2/28/27	497,800	453,620
2.375%, 5/15/27	2,289,900	2,123,882
2.250%, 8/15/27	4,822,300	4,435,763
2.250%, 11/15/27	1,499,700	1,372,811
2.750%, 2/15/28	742,700	695,817
2.875%, 5/15/28	881,000	828,415
2.875%, 8/15/28	137,000	128,545
3.125%, 11/15/28	1,417,600	1,347,274
2.625%, 2/15/29	693,400	639,066
2.375%, 5/15/29	704,000	637,010
1.625%, 8/15/29	522,700	450,829
1.500%, 2/15/30	473,100	401,618
0.625%, 5/15/30	1,183,500	932,191
0.625%, 8/15/30	1,464,800	1,147,122
0.875%, 11/15/30	1,636,700	1,303,734
1.625%, 5/15/31	1,207,500	1,013,545
1.250%, 8/15/31	1,243,400	1,004,628
1.375%, 11/15/31	801,300	650,931
1.875%, 2/15/32	2,363,100	2,001,989
2.875%, 5/15/32	860,100	795,055
2.750%, 8/15/32	278,600	254,658

Total U.S. Treasury Obligations		71,584,710

Total Long-Term Debt Securities (20.6%) (Cost $78,732,026)		71,584,710

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Commercial Services & Supplies (0.0%)†
Securitas AB(x)* (Cost $3,873)	7,248	3,024

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (10.0%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	500,000	$500,000
JPMorgan Prime Money Market Fund, IM Shares	34,085,817	34,099,451

Total Investment Companies		34,599,451

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.0%)
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	$5,000,000	5,000,000
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $1,000,254, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $1,020,495.(xx)	1,000,000	1,000,000
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $7,127,288, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $7,269,834.(xx)	7,125,525	7,125,525
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $667,406, collateralized by various Common Stocks; total market value $734,147.(xx)	667,230	667,230

Total Repurchase Agreements		13,792,755

Total Short-Term Investments (14.0%) (Cost $48,391,305)		48,392,206

Total Investments in Securities (103.6%) (Cost $395,624,716)		359,245,697
Other Assets Less Liabilities (-3.6%)		(12,566,382)

Net Assets (100%)		$346,679,315

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $1,075,538 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $14,696,523. This was collateralized by $833,359 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/6/22 - 5/15/52 and by cash of $14,292,755 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.8%
Austria	0.0	#
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.6
Finland	0.3
France	2.2
Germany	1.6
Hong Kong	0.6
Ireland	0.1
Israel	0.2
Italy	0.4
Japan	4.7
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.1
New Zealand	0.0	#
Norway	0.2
Portugal	0.0	#
Singapore	0.4
South Africa	0.1
South Korea	0.0	#
Spain	0.5
Sweden	0.6
Switzerland	1.3
United Kingdom	2.7
United States	83.8
Cash and Other	(3.6)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	15	12/2022	EUR	487,330	(52,821)
MSCI EAFE E-Mini Index	3	12/2022	USD	249,090	(14,755)
Russell 2000 E-Mini Index	160	12/2022	USD	13,358,400	(1,759,348)
S&P 500 Micro E-Mini Index	1	12/2022	USD	18,007	(2,420)
TOPIX Index	4	12/2022	JPY	507,428	(19,908)

					(1,849,252)

Short Contracts
FTSE 100 Index	(20)	12/2022	GBP	(1,544,077)	116,296
S&P 500 E-Mini Index	(105)	12/2022	USD	(18,907,875)	1,772,565
SPI 200 Index	(33)	12/2022	AUD	(3,412,181)	89,139
U.S. Treasury 2 Year Note	(42)	12/2022	USD	(8,626,406)	96,135
U.S. Treasury 5 Year Note	(12)	12/2022	USD	(1,290,094)	21,188
U.S. Treasury 10 Year Note	(79)	12/2022	USD	(8,852,938)	295,984

					2,391,307

					542,055

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	9,084,802	AUD	13,167,077	BNP Paribas	10/20/2022	660,908
GBP	3,545,197	USD	3,797,285	Citibank NA	11/17/2022	163,962
USD	7,096,619	GBP	6,147,579	Citibank NA	11/17/2022	227,584
USD	947,672	GBP	800,388	JPMorgan Chase Bank	11/17/2022	53,354
USD	6,973,214	GBP	5,973,018	Morgan Stanley	11/17/2022	299,226
USD	2,622,613	SEK	28,807,048	Citibank NA	12/1/2022	18,907
USD	6,201,728	CHF	6,044,617	JPMorgan Chase Bank	12/7/2022	36,247
USD	808,407	CHF	790,564	Morgan Stanley	12/7/2022	2,035

Total unrealized appreciation						1,462,223

AUD	2,646,820	USD	1,785,240	JPMorgan Chase Bank	10/20/2022	(92,202)
AUD	3,448,960	USD	2,331,325	JPMorgan Chase Bank	10/20/2022	(124,785)
AUD	18,337,025	USD	12,725,841	Morgan Stanley	10/20/2022	(994,372)
GBP	2,230,302	USD	2,552,945	Morgan Stanley	11/17/2022	(60,903)
NZD	5,988,419	USD	3,597,847	Bank of America	11/18/2022	(245,773)
NZD	5,941,297	USD	3,677,084	BNP Paribas	11/18/2022	(351,386)
NZD	2,419,021	USD	1,362,901	Morgan Stanley	11/18/2022	(8,831)
NOK	20,123,702	USD	1,948,542	Bank of America	12/1/2022	(98,208)
JPY	624,154,768	USD	4,339,842	HSBC Bank plc	12/2/2022	(459)
JPY	1,187,837,609	USD	8,283,345	JPMorgan Chase Bank	12/2/2022	(25,004)
JPY	493,254,699	USD	3,472,476	Morgan Stanley	12/2/2022	(43,164)
CHF	997,324	USD	1,043,020	BNP Paribas	12/7/2022	(25,754)
USD	1,784,973	CHF	1,758,539	Bank of America	12/7/2022	(8,729)
USD	13,209,874	EUR	13,505,569	JPMorgan Chase Bank	12/8/2022	(90,683)

Total unrealized depreciation						(2,170,253)

Net unrealized depreciation						(708,030)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,537,060	$3,324,386	$—	$15,861,446
Consumer Discretionary	18,026,967	8,174,338	—	26,201,305
Consumer Staples	10,638,339	8,134,344	—	18,772,683
Energy	7,071,120	3,536,867	—	10,607,987
Financials	16,944,140	12,579,367	15,619	29,539,126
Health Care	23,284,362	9,762,941	—	33,047,303
Industrials	12,172,655	10,795,615	—	22,968,270
Information Technology	40,671,698	5,586,289	—	46,257,987
Materials	3,862,807	5,385,165	—	9,247,972
Real Estate	4,313,212	1,988,426	—	6,301,638
Utilities	4,826,104	2,400,042	—	7,226,146
Exchange Traded Fund	13,233,894	—	—	13,233,894
Forward Currency Contracts	—	1,462,223	—	1,462,223
Futures	2,391,307	—	—	2,391,307
Right
Industrials	—	3,024	—	3,024
Short-Term Investments
Investment Companies	34,599,451	—	—	34,599,451
Repurchase Agreements	—	13,792,755	—	13,792,755
U.S. Treasury Obligations	—	71,584,710	—	71,584,710

Total Assets	$204,573,116	$158,510,492	$15,619	$363,099,227

Liabilities:
Forward Currency Contracts	$—	$(2,170,253)	$—	$(2,170,253)
Futures	(1,849,252)	—	—	(1,849,252)

Total Liabilities	$(1,849,252)	$(2,170,253)	$—	$(4,019,505)

Total	$202,723,864	$156,340,239	$15,619	$359,079,722

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,594,699
Aggregate gross unrealized depreciation	(55,384,585)

Net unrealized depreciation	$(36,789,886)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$395,869,608

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.2%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	69,082	$1,059,718
Bezeq The Israeli Telecommunication Corp. Ltd.	23,591	38,587
BT Group plc	78,200	105,731
Cellnex Telecom SA(m)	6,260	193,004
Deutsche Telekom AG (Registered)	36,872	632,063
Elisa OYJ	1,656	75,102
HKT Trust & HKT Ltd.	41,715	48,789
Infrastrutture Wireless Italiane SpA(m)	3,708	32,420
Koninklijke KPN NV	37,106	100,547
Lumen Technologies, Inc.	9,234	67,224
Nippon Telegraph & Telephone Corp.	13,598	366,847
Orange SA	22,452	203,027
Proximus SADP	1,318	13,656
Singapore Telecommunications Ltd.	93,936	173,276
Spark New Zealand Ltd.	20,606	57,724
Swisscom AG (Registered)	295	137,785
Telecom Italia SpA*	109,967	20,411
Telefonica Deutschland Holding AG	11,489	23,268
Telefonica SA	58,737	193,640
Telenor ASA	7,722	70,476
Telia Co. AB	29,337	84,440
Telstra Corp. Ltd.	44,275	108,516
United Internet AG (Registered)	1,070	20,181
Verizon Communications, Inc.	40,713	1,545,873

		5,372,305

Entertainment (0.7%)
Activision Blizzard, Inc.	6,901	513,020
Bollore SE	9,758	44,640
Capcom Co. Ltd.(x)	1,943	48,579
Electronic Arts, Inc.	2,561	296,333
Embracer Group AB(x)*	7,189	42,614
Koei Tecmo Holdings Co. Ltd.(x)	1,382	22,479
Konami Group Corp.	1,102	50,948
Live Nation Entertainment, Inc.*	1,377	104,707
Netflix, Inc.*	4,311	1,014,982
Nexon Co. Ltd.	5,647	98,758
Nintendo Co. Ltd.	12,590	509,803
Sea Ltd. (ADR)*	4,121	230,982
Square Enix Holdings Co. Ltd.	946	40,570
Take-Two Interactive Software, Inc.*	1,519	165,571
Toho Co. Ltd.	1,235	44,505
Ubisoft Entertainment SA*	1,120	30,749
Universal Music Group NV(x)	8,232	155,174
Walt Disney Co. (The)*	17,673	1,667,094
Warner Bros Discovery, Inc.*	21,416	246,284

		5,327,792

Interactive Media & Services (2.0%)
Adevinta ASA*	2,834	16,627
Alphabet, Inc., Class A*	58,126	5,559,752
Alphabet, Inc., Class C*	51,978	4,997,685
Auto Trader Group plc(m)	10,728	60,825
Kakaku.com, Inc.	1,548	26,028
Match Group, Inc.*	2,743	130,978
Meta Platforms, Inc., Class A*	22,109	2,999,749
REA Group Ltd.(x)	647	46,936
Scout24 SE(m)	966	48,950
SEEK Ltd.	3,706	44,842
Twitter, Inc.*	6,518	285,749
Z Holdings Corp.	29,574	76,848

		14,294,969

Media (0.4%)
Charter Communications, Inc., Class A*	1,075	326,101
Comcast Corp., Class A	42,691	1,252,127
CyberAgent, Inc.(x)	4,464	37,182
Dentsu Group, Inc.	2,555	72,741
DISH Network Corp., Class A*	2,433	33,648
Fox Corp., Class A	2,971	91,150
Fox Corp., Class B	1,364	38,874
Hakuhodo DY Holdings, Inc.(x)	2,579	18,190
Informa plc	16,588	95,565
Interpublic Group of Cos., Inc. (The)	3,791	97,050
News Corp., Class A	3,738	56,481
News Corp., Class B	1,158	17,856
Omnicom Group, Inc.	1,986	125,297
Paramount Global, Class B(x)	4,895	93,201
Pearson plc	7,182	68,831
Publicis Groupe SA	2,599	122,979
Vivendi SE	8,109	62,851
WPP plc	12,225	101,167

		2,711,291

Wireless Telecommunication Services (0.4%)
KDDI Corp.(x)	18,349	538,175
SoftBank Corp.(x)	32,325	323,273
SoftBank Group Corp.	13,721	466,104
Tele2 AB, Class B	6,388	55,098
T-Mobile US, Inc.*	5,835	782,882
Vodafone Group plc	302,303	340,477

		2,506,009

Total Communication Services		30,212,366

Consumer Discretionary (6.9%)
Auto Components (0.1%)
Aisin Corp.(x)	1,626	41,765
Aptiv plc*	2,626	205,380
BorgWarner, Inc.	2,296	72,094
Bridgestone Corp.	6,579	212,677
Cie Generale des Etablissements Michelin SCA	7,628	169,944
Continental AG	1,281	57,553
Denso Corp.	4,940	225,481
Koito Manufacturing Co. Ltd.	2,306	31,602
Sumitomo Electric Industries Ltd.	7,873	79,917
Valeo	2,301	34,585

		1,130,998

Automobiles (1.7%)
Bayerische Motoren Werke AG	3,766	257,478
Bayerische Motoren Werke AG (Preference)(q)	720	47,079
Ferrari NV	1,441	268,772
Ford Motor Co.	38,286	428,803
General Motors Co.	14,135	453,592
Honda Motor Co. Ltd.(x)	18,596	405,097
Isuzu Motors Ltd.	6,435	71,137
Mazda Motor Corp.	6,275	41,536
Mercedes-Benz Group AG	9,128	466,784
Nissan Motor Co. Ltd.	25,619	81,895
Porsche Automobil Holding SE (Preference)(q)	1,750	99,687
Renault SA*	2,277	61,157
Stellantis NV (Euronext Paris)	9,499	112,243
Stellantis NV (Italian Stock Exchange)	15,552	183,649
Subaru Corp.	7,074	106,104
Suzuki Motor Corp.	4,239	131,495
Tesla, Inc.*	25,820	6,848,755
Toyota Motor Corp.	120,641	1,570,364
Volkswagen AG	359	59,171
Volkswagen AG (Preference)(q)	2,141	264,454

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Volvo Car AB, Class B(x)*	6,706	$28,921
Yamaha Motor Co. Ltd.	3,285	61,557

		12,049,730

Distributors (0.1%)
D’ieteren Group	281	39,430
Genuine Parts Co.	1,371	204,718
LKQ Corp.	2,527	119,148
Pool Corp.	384	122,193

		485,489

Diversified Consumer Services (0.0%)†
IDP Education Ltd.(x)	2,303	38,535

Hotels, Restaurants & Leisure (1.0%)
Accor SA*	1,878	39,210
Aristocrat Leisure Ltd.	6,860	143,165
Booking Holdings, Inc.*	385	632,636
Caesars Entertainment, Inc.*	2,079	67,069
Carnival Corp.(x)*	9,569	67,270
Chipotle Mexican Grill, Inc.*	269	404,243
Compass Group plc	20,380	407,380
Darden Restaurants, Inc.	1,188	150,068
Domino’s Pizza Enterprises Ltd.	669	21,903
Domino’s Pizza, Inc.	348	107,950
Entain plc	6,462	77,600
Evolution AB(m)	2,121	167,034
Expedia Group, Inc.*	1,474	138,099
Flutter Entertainment plc*	1,920	209,749
Galaxy Entertainment Group Ltd.	23,994	140,097
Genting Singapore Ltd.	66,727	36,296
Hilton Worldwide Holdings, Inc.	2,659	320,729
InterContinental Hotels Group plc	2,100	100,749
La Francaise des Jeux SAEM(m)	1,188	35,151
Las Vegas Sands Corp.*	3,185	119,501
Lottery Corp. Ltd. (The)*	24,518	65,136
Marriott International, Inc., Class A	2,674	374,734
McDonald’s Corp.	7,132	1,645,638
McDonald’s Holdings Co. Japan Ltd.	1,006	35,043
MGM Resorts International	3,163	94,004
Norwegian Cruise Line Holdings Ltd.(x)*	4,085	46,406
Oriental Land Co. Ltd.	2,306	314,248
Royal Caribbean Cruises Ltd.*	2,126	80,575
Sands China Ltd.*	26,793	66,336
Sodexo SA	1,043	78,443
Starbucks Corp.	11,123	937,224
Whitbread plc	2,396	61,183
Wynn Resorts Ltd.*	1,003	63,219
Yum! Brands, Inc.	2,758	293,286

		7,541,374

Household Durables (0.3%)
Barratt Developments plc	11,249	42,611
Berkeley Group Holdings plc	1,240	45,453
DR Horton, Inc.	3,065	206,428
Electrolux AB, Class B(x)	2,489	25,779
Garmin Ltd.	1,496	120,144
Iida Group Holdings Co. Ltd.(x)	1,624	22,063
Lennar Corp., Class A	2,472	184,288
Mohawk Industries, Inc.*	511	46,598
Newell Brands, Inc.	3,649	50,685
NVR, Inc.*	30	119,612
Open House Group Co. Ltd.(x)	904	30,638
Panasonic Holdings Corp.	25,123	176,427
Persimmon plc	3,521	48,473
PulteGroup, Inc.	2,244	84,150
SEB SA	306	19,193
Sekisui Chemical Co. Ltd.(x)	4,162	50,942
Sekisui House Ltd.	7,086	117,686
Sharp Corp.(x)	2,363	14,119
Sony Group Corp.	14,347	923,406
Taylor Wimpey plc	40,244	39,244
Whirlpool Corp.	528	71,180

		2,439,119

Internet & Direct Marketing Retail (1.5%)
Amazon.com, Inc.*	85,921	9,709,073
Delivery Hero SE(m)*	1,901	70,399
eBay, Inc.	5,326	196,050
Etsy, Inc.*	1,227	122,859
Just Eat Takeaway.com NV(m)*	1,990	30,340
Prosus NV*	9,436	491,747
Rakuten Group, Inc.	9,581	41,103
Zalando SE(m)*	437	8,664
Zalando SE (Bulgaria Stock Exchange)(m)(x)*	2,142	42,471
ZOZO, Inc.	1,375	27,421

		10,740,127

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	2,280	148,914
Hasbro, Inc.	1,258	84,814
Shimano, Inc.	847	133,489
Yamaha Corp.(x)	1,604	57,124

		424,341

Multiline Retail (0.3%)
Dollar General Corp.	2,201	527,932
Dollar Tree, Inc.*	2,046	278,461
Next plc	1,533	81,449
Pan Pacific International Holdings Corp.	4,190	73,627
Target Corp.	4,495	667,013
Wesfarmers Ltd.	12,977	352,688

		1,981,170

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	588	91,928
AutoZone, Inc.*	189	404,825
Bath & Body Works, Inc.	2,213	72,144
Best Buy Co., Inc.	1,943	123,069
CarMax, Inc.*	1,543	101,869
Chow Tai Fook Jewellery Group Ltd.	22,000	41,189
Fast Retailing Co. Ltd.	665	353,401
H & M Hennes & Mauritz AB, Class B	8,060	74,491
Hikari Tsushin, Inc.(x)	246	28,786
Home Depot, Inc. (The)	9,963	2,749,190
Industria de Diseno Textil SA	12,499	258,172
JD Sports Fashion plc	28,463	31,087
Kingfisher plc	22,022	53,496
Lowe’s Cos., Inc.	6,196	1,163,671
Nitori Holdings Co. Ltd.	934	78,158
O’Reilly Automotive, Inc.*	618	434,670
Ross Stores, Inc.	3,392	285,844
TJX Cos., Inc. (The)	11,358	705,559
Tractor Supply Co.	1,076	200,007
Ulta Beauty, Inc.*	502	201,397
USS Co. Ltd.	2,419	37,231

		7,490,184

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	1,983	230,128
Burberry Group plc	4,468	89,097
Cie Financiere Richemont SA (Registered)	5,944	557,745
EssilorLuxottica SA	3,295	446,458
Hermes International	364	427,830
Kering SA	857	378,981
LVMH Moet Hennessy Louis Vuitton SE	3,159	1,856,971
Moncler SpA	2,376	97,558
NIKE, Inc., Class B	12,250	1,018,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Pandora A/S	1,069	$49,791
Puma SE	1,232	57,680
Ralph Lauren Corp.	416	35,331
Swatch Group AG (The)	340	76,357
Swatch Group AG (The) (Registered)	613	25,653
Tapestry, Inc.	2,441	69,398
VF Corp.	3,201	95,742

		5,512,940

Total Consumer Discretionary		49,834,007

Consumer Staples (4.9%)
Beverages (1.2%)
Anheuser-Busch InBev SA/NV	9,902	447,947
Asahi Group Holdings Ltd.	5,171	160,411
Brown-Forman Corp., Class B	1,772	117,962
Budweiser Brewing Co. APAC Ltd.(m)	19,000	49,523
Carlsberg A/S, Class B	1,143	133,365
Coca-Cola Co. (The)	37,731	2,113,691
Coca-Cola Europacific Partners plc	2,358	100,498
Coca-Cola HBC AG	2,215	46,614
Constellation Brands, Inc., Class A	1,545	354,856
Davide Campari-Milano NV	5,768	51,164
Diageo plc	26,002	1,089,893
Heineken Holding NV	1,206	82,340
Heineken NV	2,968	260,194
Ito En Ltd.	591	23,783
Keurig Dr Pepper, Inc.	8,237	295,049
Kirin Holdings Co. Ltd.	9,402	144,802
Molson Coors Beverage Co., Class B	1,824	87,534
Monster Beverage Corp.*	3,729	324,274
PepsiCo, Inc.	13,379	2,184,255
Pernod Ricard SA	2,390	436,851
Remy Cointreau SA	283	46,902
Suntory Beverage & Food Ltd.	1,676	59,472
Treasury Wine Estates Ltd.(x)	7,966	64,139

		8,675,519

Food & Staples Retailing (0.9%)
Aeon Co. Ltd.	7,483	139,977
Carrefour SA	6,930	96,007
Coles Group Ltd.	15,200	159,914
Costco Wholesale Corp.	4,294	2,027,927
Endeavour Group Ltd.	14,964	67,068
HelloFresh SE*	1,823	38,482
J Sainsbury plc	19,299	37,275
Jeronimo Martins SGPS SA	3,125	58,223
Kesko OYJ, Class B	3,014	56,007
Kobe Bussan Co. Ltd.	1,728	41,356
Koninklijke Ahold Delhaize NV	11,896	302,919
Kroger Co. (The)	6,312	276,150
Ocado Group plc*	6,566	34,095
Seven & i Holdings Co. Ltd.	8,549	343,404
Sysco Corp.	4,939	349,237
Tesco plc	85,771	196,392
Walgreens Boots Alliance, Inc.	6,954	218,356
Walmart, Inc.	13,818	1,792,195
Welcia Holdings Co. Ltd.	1,041	21,873
Woolworths Group Ltd.	13,827	299,172

		6,556,029

Food Products (1.2%)
Ajinomoto Co., Inc.	5,151	140,334
Archer-Daniels-Midland Co.	5,434	437,165
Associated British Foods plc	3,931	54,804
Barry Callebaut AG (Registered)	43	80,852
Campbell Soup Co.	1,952	91,978
Chocoladefabriken Lindt & Spruengli AG	13	125,612
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	198,302
Conagra Brands, Inc.	4,654	151,860
Danone SA	7,379	347,675
General Mills, Inc.	5,775	442,423
Hershey Co. (The)	1,424	313,949
Hormel Foods Corp.	2,806	127,505
J M Smucker Co. (The)	1,033	141,945
JDE Peet’s NV	1,112	32,434
Kellogg Co.	2,473	172,269
Kerry Group plc (London Stock Exchange), Class A	1,404	125,286
Kerry Group plc (Turquoise Stock Exchange), Class A	452	40,155
Kikkoman Corp.(x)	1,702	95,692
Kraft Heinz Co. (The)	7,722	257,529
Lamb Weston Holdings, Inc.	1,393	107,790
McCormick & Co., Inc. (Non-Voting)	2,428	173,044
Meiji Holdings Co. Ltd.(x)	1,348	59,796
Mondelez International, Inc., Class A	13,287	728,526
Mowi ASA	4,656	58,997
Nestle SA (Registered)	32,024	3,467,546
Nisshin Seifun Group, Inc.(x)	2,183	22,163
Nissin Foods Holdings Co. Ltd.	704	48,875
Orkla ASA	8,289	60,186
Salmar ASA	663	22,328
Tyson Foods, Inc., Class A	2,808	185,131
WH Group Ltd.(m)	92,015	57,882
Wilmar International Ltd.	21,161	56,337
Yakult Honsha Co. Ltd.	1,509	87,748

		8,514,118

Household Products (0.7%)
Church & Dwight Co., Inc.	2,355	168,241
Clorox Co. (The)	1,194	153,298
Colgate-Palmolive Co.	8,086	568,042
Essity AB, Class B	6,913	136,457
Henkel AG & Co. KGaA	1,223	69,807
Henkel AG & Co. KGaA (Preference)(q)	2,044	122,175
Kimberly-Clark Corp.	3,273	368,343
Procter & Gamble Co. (The)	23,165	2,924,581
Reckitt Benckiser Group plc	8,142	538,116
Unicharm Corp.	4,599	150,327

		5,199,387

Personal Products (0.4%)
Beiersdorf AG	1,164	115,184
Estee Lauder Cos., Inc. (The), Class A	2,247	485,127
Haleon plc*	57,212	177,019
Kao Corp.	5,484	222,367
Kobayashi Pharmaceutical Co. Ltd.	675	39,353
Kose Corp.	418	42,551
L’Oreal SA	2,746	874,376
Shiseido Co. Ltd.	4,522	158,283
Unilever plc (Cboe Europe)	13,364	589,401
Unilever plc (London Stock Exchange)	15,667	689,346

		3,393,007

Tobacco (0.5%)
Altria Group, Inc.	17,458	704,954
British American Tobacco plc	24,502	876,177
Imperial Brands plc	10,161	209,680
Japan Tobacco, Inc.	13,514	221,815
Philip Morris International, Inc.	15,028	1,247,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Swedish Match AB	16,944	$167,751

		3,427,851

Total Consumer Staples		35,765,911

Energy (2.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	9,808	205,575
Halliburton Co.	8,792	216,459
Schlumberger NV	13,711	492,225
Tenaris SA	5,211	67,560

		981,819

Oil, Gas & Consumable Fuels (2.7%)
Aker BP ASA	3,592	102,997
Ampol Ltd.	2,629	48,542
APA Corp.	3,165	108,211
BP plc	219,152	1,042,145
Chevron Corp.	17,458	2,508,191
ConocoPhillips	12,341	1,262,978
Coterra Energy, Inc.	7,713	201,464
Devon Energy Corp.	6,348	381,705
Diamondback Energy, Inc.	1,723	207,553
ENEOS Holdings, Inc.(x)	33,867	109,358
Eni SpA	28,405	301,766
EOG Resources, Inc.	5,681	634,738
EQT Corp.	3,584	146,048
Equinor ASA	11,209	369,713
Exxon Mobil Corp.	40,402	3,527,499
Galp Energia SGPS SA, Class B	5,532	53,018
Hess Corp.	2,701	294,382
Idemitsu Kosan Co. Ltd.(x)	2,301	49,787
Inpex Corp.	11,831	110,998
Kinder Morgan, Inc.	19,220	319,821
Marathon Oil Corp.	6,569	148,328
Marathon Petroleum Corp.	4,834	480,161
Neste OYJ	4,895	212,301
Occidental Petroleum Corp.	7,224	443,915
OMV AG	1,713	61,654
ONEOK, Inc.	4,332	221,972
Phillips 66	4,663	376,397
Pioneer Natural Resources Co.	2,314	501,050
Repsol SA	16,330	187,920
Santos Ltd.	36,603	165,785
Shell plc	84,621	2,105,396
TotalEnergies SE	28,205	1,327,607
Valero Energy Corp.	3,819	408,060
Washington H Soul Pattinson & Co. Ltd.	2,389	40,656
Williams Cos., Inc. (The)	11,813	338,206
Woodside Energy Group Ltd. (ASE Stock Exchange)	17,388	353,738
Woodside Energy Group Ltd. (London Stock Exchange)	4,212	86,462

		19,240,522

Total Energy		20,222,341

Financials (7.8%)
Banks (3.2%)
ABN AMRO Bank NV (CVA)(m)	4,668	41,841
Australia & New Zealand Banking Group Ltd.	33,905	492,293
Banco Bilbao Vizcaya Argentaria SA	75,042	337,056
Banco Santander SA	193,276	449,221
Bank Hapoalim BM	14,289	120,253
Bank Leumi Le-Israel BM	17,562	149,539
Bank of America Corp.	67,768	2,046,594
Barclays plc	188,583	300,661
BNP Paribas SA	12,638	533,543
BOC Hong Kong Holdings Ltd.	40,761	134,757
CaixaBank SA	50,434	162,518
Chiba Bank Ltd. (The)	5,850	31,500
Citigroup, Inc.	18,775	782,354
Citizens Financial Group, Inc.	4,805	165,100
Comerica, Inc.	1,268	90,155
Commerzbank AG*	11,980	85,957
Commonwealth Bank of Australia	19,412	1,128,172
Concordia Financial Group Ltd.(x)	12,014	37,144
Credit Agricole SA	13,649	109,898
Danske Bank A/S	7,612	94,203
DBS Group Holdings Ltd.	20,606	476,410
DNB Bank ASA	10,517	166,505
Erste Group Bank AG	3,954	86,589
Fifth Third Bancorp	6,652	212,598
FinecoBank Banca Fineco SpA	6,731	82,731
First Republic Bank	1,771	231,204
Hang Seng Bank Ltd.(x)	8,759	132,360
HSBC Holdings plc	227,924	1,181,081
Huntington Bancshares, Inc.	13,981	184,270
ING Groep NV	44,445	381,085
Intesa Sanpaolo SpA	185,875	305,935
Israel Discount Bank Ltd., Class A	13,801	69,337
Japan Post Bank Co. Ltd.	4,469	31,158
JPMorgan Chase & Co.	28,429	2,970,830
KBC Group NV	2,832	132,845
KeyCorp	9,041	144,837
Lloyds Banking Group plc	792,210	361,933
M&T Bank Corp.	1,702	300,097
Mediobanca Banca di Credito Finanziario SpA	6,368	49,783
Mitsubishi UFJ Financial Group, Inc.	135,988	613,228
Mizrahi Tefahot Bank Ltd.	1,732	60,522
Mizuho Financial Group, Inc.(x)	27,148	293,306
National Australia Bank Ltd.	36,535	669,913
NatWest Group plc	60,888	151,955
Nordea Bank Abp (Aquis Stock Exchange)	403	3,448
Nordea Bank Abp (Turquoise Stock Exchange)	38,396	328,533
Oversea-Chinese Banking Corp. Ltd.	38,107	312,152
PNC Financial Services Group, Inc. (The)	3,976	594,094
Regions Financial Corp.	9,058	181,794
Resona Holdings, Inc.	24,319	88,796
Shizuoka Bank Ltd. (The)(r)(x)	4,926	29,798
Signature Bank	610	92,110
Skandinaviska Enskilda Banken AB, Class A	18,514	175,739
Societe Generale SA	9,155	181,647
Standard Chartered plc	28,473	179,090
Sumitomo Mitsui Financial Group, Inc.	14,903	414,715
Sumitomo Mitsui Trust Holdings, Inc.	3,893	110,043
SVB Financial Group*	573	192,402
Svenska Handelsbanken AB, Class A	16,097	131,537
Swedbank AB, Class A	10,348	135,297
Truist Financial Corp.	12,858	559,837
UniCredit SpA	23,334	235,957
United Overseas Bank Ltd.	13,517	245,421
US Bancorp	13,107	528,474
Wells Fargo & Co.	36,770	1,478,889
Westpac Banking Corp.	39,829	523,005
Zions Bancorp NA	1,459	74,205

		23,380,254

Capital Markets (1.7%)
3i Group plc	10,740	128,957
abrdn plc	24,067	36,572
Ameriprise Financial, Inc.	1,049	264,296

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Amundi SA(m)	672	$27,865
ASX Ltd.	2,219	102,035
Bank of New York Mellon Corp. (The)	7,129	274,609
BlackRock, Inc.	1,462	804,509
Cboe Global Markets, Inc.	1,028	120,656
Charles Schwab Corp. (The)	14,803	1,063,892
CME Group, Inc.	3,484	617,121
Credit Suisse Group AG (Registered)	29,254	115,293
Daiwa Securities Group, Inc.(x)	14,907	58,411
Deutsche Bank AG (Registered)	23,260	173,977
Deutsche Boerse AG	2,186	359,896
EQT AB	3,483	67,006
Euronext NV(m)	1,006	63,658
FactSet Research Systems, Inc.	368	147,240
Franklin Resources, Inc.	2,754	59,266
Futu Holdings Ltd. (ADR)(x)*	738	27,520
Goldman Sachs Group, Inc. (The)	3,309	969,702
Hargreaves Lansdown plc	3,926	37,683
Hong Kong Exchanges & Clearing Ltd.	13,702	465,226
Intercontinental Exchange, Inc.	5,414	489,155
Invesco Ltd.	4,410	60,417
Japan Exchange Group, Inc.	5,623	76,012
Julius Baer Group Ltd.	2,542	110,611
London Stock Exchange Group plc	3,745	315,792
Macquarie Group Ltd.	4,147	402,445
MarketAxess Holdings, Inc.	365	81,209
Moody’s Corp.	1,530	371,958
Morgan Stanley	12,982	1,025,708
MSCI, Inc.	780	328,996
Nasdaq, Inc.	3,286	186,250
Nomura Holdings, Inc.(x)	32,613	107,664
Northern Trust Corp.	2,020	172,831
Partners Group Holding AG	260	208,876
Raymond James Financial, Inc.	1,883	186,078
S&P Global, Inc.	3,303	1,008,571
SBI Holdings, Inc.	2,700	48,520
Schroders plc	8,071	34,941
Singapore Exchange Ltd.	9,648	63,254
St James’s Place plc	5,957	67,952
State Street Corp.	3,564	216,727
T. Rowe Price Group, Inc.	2,188	229,762
UBS Group AG (Registered)	40,013	578,027

		12,357,146

Consumer Finance (0.2%)
American Express Co.	5,815	784,502
Capital One Financial Corp.	3,721	342,965
Discover Financial Services	2,648	240,756
Synchrony Financial	4,670	131,647

		1,499,870

Diversified Financial Services (0.8%)
Berkshire Hathaway, Inc., Class B*	17,496	4,671,782
Eurazeo SE	502	26,212
EXOR NV*	1,265	81,180
Groupe Bruxelles Lambert NV	1,144	79,498
Industrivarden AB, Class A	1,473	29,650
Industrivarden AB, Class C	1,762	35,093
Investor AB, Class A(x)	5,503	84,209
Investor AB, Class B	20,726	302,118
Kinnevik AB, Class B*	2,672	34,914
L E Lundbergforetagen AB, Class B	862	30,991
M&G plc	28,693	52,824
Mitsubishi HC Capital, Inc.	7,285	31,339
ORIX Corp.	13,480	189,582
Sofina SA	188	31,947
Wendel SE	296	21,172

		5,702,511

Insurance (1.9%)
Admiral Group plc	2,143	45,480
Aegon NV	19,724	78,385
Aflac, Inc.	5,575	313,315
Ageas SA/NV	1,844	66,905
AIA Group Ltd.	137,025	1,137,658
Allianz SE (Registered)	4,647	735,391
Allstate Corp. (The)	2,620	326,269
American International Group, Inc.	7,372	350,023
Aon plc, Class A	2,045	547,794
Arthur J Gallagher & Co.	2,039	349,118
Assicurazioni Generali SpA	12,482	169,896
Assurant, Inc.	516	74,959
Aviva plc	32,185	138,241
AXA SA	21,262	465,526
Baloise Holding AG (Registered)	541	68,968
Brown & Brown, Inc.	2,273	137,471
Chubb Ltd.	4,049	736,432
Cincinnati Financial Corp.	1,543	138,206
Dai-ichi Life Holdings, Inc.	11,049	175,630
Everest Re Group Ltd.	382	100,252
Gjensidige Forsikring ASA	2,207	37,765
Globe Life, Inc.	878	87,537
Hannover Rueck SE	699	105,567
Hartford Financial Services Group, Inc. (The)	3,133	194,058
Insurance Australia Group Ltd.	27,205	80,105
Japan Post Holdings Co. Ltd.	27,029	178,975
Japan Post Insurance Co. Ltd.(x)	2,205	30,891
Legal & General Group plc	67,921	162,536
Lincoln National Corp.	1,502	65,953
Loews Corp.	1,939	96,640
Marsh & McLennan Cos., Inc.	4,838	722,265
Medibank Pvt Ltd.	30,393	67,545
MetLife, Inc.	6,495	394,766
MS&AD Insurance Group Holdings, Inc.(x)	5,077	134,357
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,607	388,713
NN Group NV	3,220	125,325
Phoenix Group Holdings plc	8,436	49,116
Poste Italiane SpA(m)	5,765	43,544
Principal Financial Group, Inc.	2,247	162,121
Progressive Corp. (The)	5,670	658,911
Prudential Financial, Inc.	3,606	309,323
Prudential plc	30,909	303,683
QBE Insurance Group Ltd.	16,280	120,263
Sampo OYJ, Class A	5,448	232,507
Sompo Holdings, Inc.	3,620	144,276
Suncorp Group Ltd.	14,209	90,670
Swiss Life Holding AG (Registered)	367	161,697
Swiss Re AG	3,441	252,759
T&D Holdings, Inc.(x)	5,599	52,947
Tokio Marine Holdings, Inc.	20,886	371,220
Travelers Cos., Inc. (The)	2,301	352,513
Tryg A/S	4,197	86,255
W R Berkley Corp.	1,980	127,868
Willis Towers Watson plc	1,066	214,202
Zurich Insurance Group AG	1,712	680,562

		13,443,354

Total Financials		56,383,135

Health Care (8.7%)
Biotechnology (1.1%)
AbbVie, Inc.	17,140	2,300,359
Amgen, Inc.	5,186	1,168,924
Argenx SE*	627	226,502
Biogen, Inc.*	1,407	375,669

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CSL Ltd.	5,480	$993,649
Genmab A/S*	755	243,366
Gilead Sciences, Inc.	12,150	749,534
Grifols SA*	3,292	28,183
Incyte Corp.*	1,790	119,286
Moderna, Inc.*	3,261	385,613
Regeneron Pharmaceuticals, Inc.*	1,039	715,736
Swedish Orphan Biovitrum AB*	1,901	36,800
Vertex Pharmaceuticals, Inc.*	2,486	719,796

		8,063,417

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	16,977	1,642,695
ABIOMED, Inc.*	441	108,336
Alcon, Inc.	5,728	331,709
Align Technology, Inc.*	704	145,805
Asahi Intecc Co. Ltd.	2,392	37,847
Baxter International, Inc.	4,882	262,945
Becton Dickinson and Co.	2,765	616,125
BioMerieux	508	40,029
Boston Scientific Corp.*	13,878	537,495
Carl Zeiss Meditec AG	484	50,969
Cochlear Ltd.	758	93,664
Coloplast A/S, Class B	1,391	140,630
Cooper Cos., Inc. (The)	478	126,144
Demant A/S*	1,068	26,318
Dentsply Sirona, Inc.	2,089	59,223
Dexcom, Inc.*	3,806	306,535
DiaSorin SpA	284	31,735
Edwards Lifesciences Corp.*	6,010	496,606
Fisher & Paykel Healthcare Corp. Ltd.	6,363	65,610
Getinge AB, Class B	2,524	43,322
GN Store Nord A/S	1,508	26,268
Hologic, Inc.*	2,420	156,138
Hoya Corp.	4,168	400,732
IDEXX Laboratories, Inc.*	807	262,921
Intuitive Surgical, Inc.*	3,462	648,917
Koninklijke Philips NV	9,948	153,662
Medtronic plc	12,881	1,040,141
Olympus Corp.	14,130	271,944
ResMed, Inc.	1,419	309,768
Siemens Healthineers AG(m)	3,207	138,917
Smith & Nephew plc	9,703	111,942
Sonova Holding AG (Registered)	627	137,883
STERIS plc	970	161,292
Straumann Holding AG (Registered)	1,307	118,949
Stryker Corp.	3,264	661,091
Sysmex Corp.	1,928	103,765
Teleflex, Inc.	455	91,664
Terumo Corp.	7,292	205,770
Zimmer Biomet Holdings, Inc.	2,034	212,655

		10,378,161

Health Care Providers & Services (1.5%)
AmerisourceBergen Corp.	1,507	203,942
Amplifon SpA	1,374	35,982
Cardinal Health, Inc.	2,641	176,102
Centene Corp.*	5,541	431,145
Cigna Corp.	2,958	820,756
CVS Health Corp.	12,727	1,213,774
DaVita, Inc.*	540	44,696
Elevance Health, Inc.	2,327	1,057,016
Fresenius Medical Care AG & Co. KGaA	2,342	66,567
Fresenius SE & Co. KGaA	4,762	101,998
HCA Healthcare, Inc.	2,087	383,570
Henry Schein, Inc.*	1,320	86,816
Humana, Inc.	1,227	595,328
Laboratory Corp. of America Holdings	876	179,413
McKesson Corp.	1,393	473,439
Molina Healthcare, Inc.*	563	185,700
NMC Health plc(r)*	907	—
Quest Diagnostics, Inc.	1,130	138,640
Ramsay Health Care Ltd.	2,111	77,423
Sonic Healthcare Ltd.	5,209	101,358
UnitedHealth Group, Inc.	9,068	4,579,703
Universal Health Services, Inc., Class B	637	56,171

		11,009,539

Health Care Technology (0.0%)†
M3, Inc.	5,041	139,004

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	2,896	352,009
Bachem Holding AG, Class B	434	26,998
Bio-Rad Laboratories, Inc., Class A*	208	86,765
Bio-Techne Corp.	380	107,920
Charles River Laboratories International, Inc.*	493	97,022
Danaher Corp.	6,347	1,639,367
Eurofins Scientific SE	1,527	90,549
Illumina, Inc.*	1,523	290,573
IQVIA Holdings, Inc.*	1,808	327,501
Lonza Group AG (Registered)	849	412,876
Mettler-Toledo International, Inc.*	218	236,338
PerkinElmer, Inc.	1,224	147,284
QIAGEN NV*	2,629	110,633
Sartorius AG (Preference)(q)	287	100,240
Sartorius Stedim Biotech	322	98,433
Thermo Fisher Scientific, Inc.	3,798	1,926,308
Waters Corp.*	580	156,327
West Pharmaceutical Services, Inc.	718	176,686

		6,383,829

Pharmaceuticals (3.7%)
Astellas Pharma, Inc.	20,590	272,166
AstraZeneca plc	17,627	1,938,442
Bayer AG (Registered)	11,176	515,749
Bristol-Myers Squibb Co.	20,699	1,471,492
Catalent, Inc.*	1,737	125,689
Chugai Pharmaceutical Co. Ltd.	7,580	189,266
Daiichi Sankyo Co. Ltd.	19,935	554,530
Eisai Co. Ltd.	2,837	152,174
Eli Lilly and Co.	7,645	2,472,011
GSK plc	46,269	674,879
Hikma Pharmaceuticals plc	1,915	28,994
Ipsen SA	465	42,945
Johnson & Johnson	25,488	4,163,720
Kyowa Kirin Co. Ltd.	2,979	68,339
Merck & Co., Inc.	24,558	2,114,935
Merck KGaA	1,484	242,194
Nippon Shinyaku Co. Ltd.	559	28,358
Novartis AG (Registered)	24,658	1,879,759
Novo Nordisk A/S, Class B	18,833	1,877,160
Ono Pharmaceutical Co. Ltd.	4,081	94,932
Organon & Co.	2,466	57,704
Orion OYJ, Class B	1,285	54,162
Otsuka Holdings Co. Ltd.	4,456	141,336
Pfizer, Inc.	54,407	2,380,850
Recordati Industria Chimica e Farmaceutica SpA	1,154	42,393
Roche Holding AG	7,993	2,606,190
Roche Holding AG CHF 1	314	122,349
Sanofi	12,955	988,729
Shionogi & Co. Ltd.	3,013	145,760
Takeda Pharmaceutical Co. Ltd.(x)	17,102	444,176

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)*	12,166	$98,180
UCB SA	1,440	99,596
Viatris, Inc.	11,755	100,153
Zoetis, Inc.	4,538	672,940

		26,862,252

Total Health Care		62,836,202

Industrials (6.0%)
Aerospace & Defense (0.9%)
Airbus SE	6,725	580,988
BAE Systems plc	35,903	315,438
Boeing Co. (The)*	5,411	655,164
Dassault Aviation SA	304	34,526
Elbit Systems Ltd.	317	60,042
General Dynamics Corp.	2,180	462,531
Howmet Aerospace, Inc.	3,584	110,853
Huntington Ingalls Industries, Inc.	387	85,721
Kongsberg Gruppen ASA	1,006	30,516
L3Harris Technologies, Inc.	1,855	385,525
Lockheed Martin Corp.	2,288	883,832
MTU Aero Engines AG	615	92,806
Northrop Grumman Corp.	1,410	663,151
Raytheon Technologies Corp.	14,314	1,171,744
Rheinmetall AG	526	81,473
Rolls-Royce Holdings plc*	92,347	70,968
Safran SA	3,913	355,788
Singapore Technologies Engineering Ltd.	17,170	42,562
Textron, Inc.	2,051	119,491
Thales SA	1,216	134,125
TransDigm Group, Inc.	499	261,885

		6,599,129

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,201	115,668
Deutsche Post AG (Registered)	11,317	344,358
DSV A/S	2,161	250,473
Expeditors International of Washington, Inc.	1,586	140,060
FedEx Corp.	2,317	344,005
Nippon Express Holdings, Inc.	951	48,087
SG Holdings Co. Ltd.	3,239	44,019
United Parcel Service, Inc., Class B	7,095	1,146,126
Yamato Holdings Co. Ltd.	3,216	48,143

		2,480,939

Airlines (0.1%)
Alaska Air Group, Inc.*	1,229	48,115
American Airlines Group, Inc.(x)*	6,300	75,852
ANA Holdings, Inc.(x)*	1,763	33,161
Delta Air Lines, Inc.*	6,216	174,421
Deutsche Lufthansa AG (Registered)(x)*	6,596	38,048
Japan Airlines Co. Ltd.(x)*	1,685	30,112
Qantas Airways Ltd.*	10,199	32,831
Singapore Airlines Ltd.*	14,766	52,107
Southwest Airlines Co.*	5,752	177,392
United Airlines Holdings, Inc.*	3,168	103,055

		765,094

Building Products (0.4%)
A O Smith Corp.	1,245	60,482
AGC, Inc.	2,283	70,960
Allegion plc	852	76,407
Assa Abloy AB, Class B	11,264	210,495
Carrier Global Corp.	8,158	290,099
Cie de Saint-Gobain	5,708	203,569
Daikin Industries Ltd.	2,842	439,146
Fortune Brands Home & Security, Inc.	1,254	67,327
Geberit AG (Registered)	416	177,988
Johnson Controls International plc	6,677	328,642
Kingspan Group plc	1,756	78,457
Lixil Corp.	3,350	48,543
Masco Corp.	2,186	102,064
Nibe Industrier AB, Class B	17,055	151,430
ROCKWOOL A/S, Class B	117	18,342
TOTO Ltd.	1,709	57,066
Trane Technologies plc	2,246	325,243
Xinyi Glass Holdings Ltd.	20,000	28,968

		2,735,228

Commercial Services & Supplies (0.3%)
Brambles Ltd.	16,005	116,126
Cintas Corp.	834	323,750
Copart, Inc.*	2,074	220,674
Dai Nippon Printing Co. Ltd.	2,450	48,889
Rentokil Initial plc	20,520	108,354
Republic Services, Inc.	1,991	270,856
Rollins, Inc.	2,244	77,822
Secom Co. Ltd.(x)	2,389	135,738
Securitas AB, Class B(x)	3,455	24,054
Toppan, Inc.	2,894	43,185
Waste Management, Inc.	3,646	584,126

		1,953,574

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios SA(x)	2,714	60,737
Bouygues SA	2,666	69,452
Eiffage SA	970	77,651
Ferrovial SA	5,419	122,981
Kajima Corp.(x)	4,499	42,736
Obayashi Corp.(x)	7,166	46,014
Quanta Services, Inc.	1,386	176,563
Shimizu Corp.	6,091	29,889
Skanska AB, Class B	3,754	46,659
Taisei Corp.	2,106	58,579
Vinci SA	6,092	489,342

		1,220,603

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	18,686	481,183
AMETEK, Inc.	2,226	252,451
Eaton Corp. plc	3,861	514,903
Emerson Electric Co.	5,732	419,697
Fuji Electric Co. Ltd.	1,525	55,901
Generac Holdings, Inc.*	619	110,269
Legrand SA	3,079	198,931
Mitsubishi Electric Corp.	21,748	196,460
Nidec Corp.	5,075	285,885
Prysmian SpA	2,968	85,014
Rockwell Automation, Inc.	1,119	240,708
Schneider Electric SE	6,172	692,442
Siemens Energy AG(x)	4,907	54,620
Siemens Gamesa Renewable Energy SA*	2,631	46,208
Vestas Wind Systems A/S	11,576	212,234

		3,846,906

Industrial Conglomerates (0.6%)
3M Co.	5,367	593,054
CK Hutchison Holdings Ltd.	30,535	167,684
DCC plc	1,153	59,984
General Electric Co.	10,630	658,103
Hitachi Ltd.	11,015	466,400
Honeywell International, Inc.	6,531	1,090,481
Investment AB Latour, Class B	1,634	26,814
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	65,780
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	511	25,870

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Keppel Corp. Ltd.	15,985	$76,751
Lifco AB, Class B	2,572	35,506
Melrose Industries plc	48,255	53,878
Siemens AG (Registered)	8,703	861,366
Smiths Group plc	4,083	68,429
Toshiba Corp.	4,430	157,785

		4,407,885

Machinery (1.2%)
Alfa Laval AB	3,261	80,564
Alstom SA(x)	3,501	56,297
Atlas Copco AB, Class A	30,100	278,732
Atlas Copco AB, Class B	17,756	146,912
Caterpillar, Inc.	5,118	839,761
CNH Industrial NV	11,293	126,076
Cummins, Inc.	1,367	278,198
Daifuku Co. Ltd.(x)	1,197	56,247
Daimler Truck Holding AG*	5,094	116,581
Deere & Co.	2,696	900,167
Dover Corp.	1,392	162,279
Epiroc AB, Class A	7,273	104,031
Epiroc AB, Class B	4,303	54,121
FANUC Corp.	2,212	306,003
Fortive Corp.	3,448	201,018
GEA Group AG	1,693	55,362
Hitachi Construction Machinery Co. Ltd.(x)	1,187	22,054
Hoshizaki Corp.	1,200	33,211
Husqvarna AB, Class B	4,617	25,446
IDEX Corp.	732	146,290
Illinois Tool Works, Inc.	2,731	493,355
Indutrade AB	3,074	49,574
Ingersoll Rand, Inc.	3,909	169,103
KION Group AG	797	15,444
Knorr-Bremse AG	876	37,980
Komatsu Ltd.	10,404	188,145
Kone OYJ, Class B	3,858	148,566
Kubota Corp.	11,668	161,802
Kurita Water Industries Ltd.	1,225	43,202
Makita Corp.	2,472	47,930
Minebea Mitsumi, Inc.	4,006	59,416
MISUMI Group, Inc.	3,137	66,743
Mitsubishi Heavy Industries Ltd.(x)	3,668	122,292
NGK Insulators Ltd.(x)	2,513	31,327
Nordson Corp.	524	111,230
Otis Worldwide Corp.	4,074	259,921
PACCAR, Inc.	3,371	282,119
Parker-Hannifin Corp.	1,244	301,434
Pentair plc	1,594	64,764
Rational AG	59	28,817
Sandvik AB	12,000	163,410
Schindler Holding AG	477	73,992
Schindler Holding AG (Registered)	274	41,189
SKF AB, Class B	4,218	56,403
SMC Corp.	663	267,469
Snap-on, Inc.	516	103,897
Spirax-Sarco Engineering plc	849	97,525
Stanley Black & Decker, Inc.	1,433	107,776
Techtronic Industries Co. Ltd.	15,652	147,871
Toyota Industries Corp.	1,700	80,998
VAT Group AG(m)	313	63,191
Volvo AB, Class A	2,209	32,716
Volvo AB, Class B	16,983	239,634
Wartsila OYJ Abp	5,224	33,283
Westinghouse Air Brake Technologies Corp.	1,763	143,420
Xylem, Inc.	1,747	152,618
Yaskawa Electric Corp.	2,808	81,056

		8,558,962

Marine (0.1%)
AP Moller - Maersk A/S, Class A	37	65,204
AP Moller - Maersk A/S, Class B	58	105,064
Kuehne + Nagel International AG (Registered)	620	125,627
Mitsui OSK Lines Ltd.(x)	3,810	68,430
Nippon Yusen KK(x)	5,550	94,784
SITC International Holdings Co. Ltd.	14,800	27,105
ZIM Integrated Shipping Services Ltd.(x)	944	22,184

		508,398

Professional Services (0.5%)
Adecco Group AG (Registered)	1,818	49,922
Bureau Veritas SA	3,450	77,046
CoStar Group, Inc.*	3,838	267,317
Equifax, Inc.	1,187	203,487
Experian plc	10,487	307,450
Intertek Group plc	1,861	76,563
Jacobs Solutions, Inc.	1,238	134,310
Leidos Holdings, Inc.	1,324	115,810
Nielsen Holdings plc	3,487	96,660
Nihon M&A Center Holdings, Inc.	3,342	37,804
Persol Holdings Co. Ltd.	1,959	35,703
Randstad NV(x)	1,411	61,016
Recruit Holdings Co. Ltd.	16,400	473,357
RELX plc (London Stock Exchange)	13,474	328,936
RELX plc (Turquoise Stock Exchange)	8,483	205,790
Robert Half International, Inc.	1,062	81,243
SGS SA (Registered)	75	160,203
Teleperformance	682	172,302
Verisk Analytics, Inc.	1,522	259,547
Wolters Kluwer NV	3,003	292,375

		3,436,841

Road & Rail (0.5%)
Aurizon Holdings Ltd.	20,314	44,633
Central Japan Railway Co.	1,674	196,109
CSX Corp.	20,758	552,993
East Japan Railway Co.	3,432	176,191
Grab Holdings Ltd., Class A(x)*	14,769	38,842
Hankyu Hanshin Holdings, Inc.	2,689	80,938
JB Hunt Transport Services, Inc.	805	125,918
Keio Corp.	1,135	41,055
Keisei Electric Railway Co. Ltd.	1,436	39,158
Kintetsu Group Holdings Co. Ltd.	2,039	67,612
MTR Corp. Ltd.	17,024	77,902
Norfolk Southern Corp.	2,277	477,373
Odakyu Electric Railway Co. Ltd.	3,253	41,612
Old Dominion Freight Line, Inc.	889	221,157
Tobu Railway Co. Ltd.	2,084	49,168
Tokyu Corp.(x)	5,977	68,109
Union Pacific Corp.	6,054	1,179,440
West Japan Railway Co.	2,503	95,928

		3,574,138

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	1,606	67,982
Ashtead Group plc	5,035	224,792
Brenntag SE	1,771	108,067
Bunzl plc	3,862	117,529
Fastenal Co.	5,571	256,489
Ferguson plc	2,440	254,072
IMCD NV	663	78,684
ITOCHU Corp.(x)	13,457	326,142
Marubeni Corp.(x)	17,267	151,600
Mitsubishi Corp.	14,398	395,423
Mitsui & Co. Ltd.(x)	15,929	341,740
MonotaRO Co. Ltd.	2,766	41,809
Reece Ltd.	2,544	22,502

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Corp.	12,812	$159,880
Toyota Tsusho Corp.	2,490	77,293
United Rentals, Inc.*	678	183,141
WW Grainger, Inc.	439	214,755

		3,021,900

Transportation Infrastructure (0.1%)
Aena SME SA(m)*	863	89,297
Aeroports de Paris*	363	41,809
Atlantia SpA	5,688	125,914
Auckland International Airport Ltd.*	13,814	55,524
Getlink SE	4,855	75,250
Transurban Group	34,932	273,988

		661,782

Total Industrials		43,771,379

Information Technology (12.1%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	2,389	269,694
Cisco Systems, Inc.	40,143	1,605,720
F5, Inc.*	577	83,509
Juniper Networks, Inc.	3,127	81,677
Motorola Solutions, Inc.	1,618	362,384
Nokia OYJ	60,902	260,060
Telefonaktiebolaget LM Ericsson, Class B(x)	32,848	191,298

		2,854,342

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	5,766	386,091
Azbil Corp.(x)	1,362	35,549
CDW Corp.	1,311	204,621
Corning, Inc.	7,375	214,022
Halma plc	4,370	98,399
Hamamatsu Photonics KK	1,663	71,402
Hexagon AB, Class B	21,905	203,087
Hirose Electric Co. Ltd.	363	47,179
Ibiden Co. Ltd.(x)	1,307	35,886
Keyence Corp.	2,214	735,055
Keysight Technologies, Inc.*	1,744	274,436
Kyocera Corp.	3,639	183,947
Murata Manufacturing Co. Ltd.	6,596	302,987
Omron Corp.	2,134	97,263
Shimadzu Corp.	2,752	71,634
TDK Corp.	4,438	134,676
TE Connectivity Ltd.	3,101	342,226
Teledyne Technologies, Inc.*	454	153,211
Trimble, Inc.*	2,401	130,302
Venture Corp. Ltd.	3,000	34,169
Yokogawa Electric Corp.	2,519	39,696
Zebra Technologies Corp., Class A*	502	131,529

		3,927,367

IT Services (2.1%)
Accenture plc, Class A	6,132	1,577,764
Adyen NV(m)*	248	308,524
Akamai Technologies, Inc.*	1,541	123,773
Amadeus IT Group SA*	5,130	237,462
Automatic Data Processing, Inc.	4,028	911,093
Bechtle AG	904	32,891
Broadridge Financial Solutions, Inc.	1,136	163,948
Capgemini SE	1,864	297,887
Cognizant Technology Solutions Corp., Class A	5,020	288,349
Computershare Ltd.	6,148	97,502
DXC Technology Co.*	2,228	54,541
Edenred	2,855	131,225
EPAM Systems, Inc.*	556	201,378
Fidelity National Information Services, Inc.	5,894	445,410
Fiserv, Inc.*	6,200	580,134
FleetCor Technologies, Inc.*	727	128,076
Fujitsu Ltd.	2,242	241,783
Gartner, Inc.*	767	212,221
Global Payments, Inc.	2,687	290,330
GMO Payment Gateway, Inc.	534	36,084
International Business Machines Corp.	8,756	1,040,300
Itochu Techno-Solutions Corp.(x)	1,059	24,700
Jack Henry & Associates, Inc.	706	128,683
Mastercard, Inc., Class A	8,271	2,351,776
NEC Corp.	2,835	90,746
Nexi SpA(m)*	5,806	46,883
Nomura Research Institute Ltd.	3,908	96,049
NTT Data Corp.	6,965	90,014
Obic Co. Ltd.	804	106,600
Otsuka Corp.	1,258	38,987
Paychex, Inc.	3,105	348,412
PayPal Holdings, Inc.*	11,211	964,931
SCSK Corp.(x)	1,724	25,867
TIS, Inc.	2,639	70,072
VeriSign, Inc.*	905	157,199
Visa, Inc., Class A	15,850	2,815,753
Wix.com Ltd.*	676	52,883
Worldline SA(m)*	2,749	107,500

		14,917,730

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	15,649	991,521
Advantest Corp.	2,232	103,729
Analog Devices, Inc.	5,039	702,134
Applied Materials, Inc.	8,433	690,916
ASM International NV	535	119,701
ASML Holding NV	4,625	1,918,410
Broadcom, Inc.	3,915	1,738,299
Disco Corp.(x)	340	74,092
Enphase Energy, Inc.*	1,313	364,318
Infineon Technologies AG	14,961	331,544
Intel Corp.	39,804	1,025,749
KLA Corp.	1,375	416,116
Lam Research Corp.	1,328	486,048
Lasertec Corp.	869	87,385
Microchip Technology, Inc.	5,356	326,877
Micron Technology, Inc.	10,694	535,769
Monolithic Power Systems, Inc.	431	156,625
NVIDIA Corp.	24,274	2,946,621
NXP Semiconductors NV	2,546	375,560
ON Semiconductor Corp.*	4,200	261,786
Qorvo, Inc.*	1,000	79,410
QUALCOMM, Inc.	10,887	1,230,013
Renesas Electronics Corp.*	13,267	110,569
Rohm Co. Ltd.	1,029	67,486
Skyworks Solutions, Inc.	1,555	132,595
SolarEdge Technologies, Inc.*	539	124,757
STMicroelectronics NV	7,812	241,036
SUMCO Corp.	3,992	46,385
Teradyne, Inc.	1,520	114,228
Texas Instruments, Inc.	8,858	1,371,041
Tokyo Electron Ltd.	1,702	421,400
Tower Semiconductor Ltd.*	1,228	53,633

		17,645,753

Software (3.7%)
Adobe, Inc.*	4,537	1,248,582
ANSYS, Inc.*	844	187,115
Autodesk, Inc.*	2,106	393,401
AVEVA Group plc	1,329	46,298
Cadence Design Systems, Inc.*	2,655	433,907
Ceridian HCM Holding, Inc.*	1,484	82,926
Check Point Software Technologies Ltd.*	1,162	130,167

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CyberArk Software Ltd.*	471	$70,622
Dassault Systemes SE	7,574	260,346
Fortinet, Inc.*	6,345	311,730
Intuit, Inc.	2,735	1,059,320
Microsoft Corp.	72,298	16,838,204
Nemetschek SE	638	30,723
Nice Ltd.*	745	140,799
NortonLifeLock, Inc.	5,599	112,764
Oracle Corp. (BMV Mexico Stock Exchange)	471	24,864
Oracle Corp. (Moscow Stock Exchange)	14,726	899,317
Paycom Software, Inc.*	471	155,425
PTC, Inc.*	1,025	107,215
Roper Technologies, Inc.	1,028	369,710
Sage Group plc (The)	11,070	85,170
Salesforce, Inc.*	9,646	1,387,481
SAP SE	11,880	979,325
ServiceNow, Inc.*	1,958	739,360
Synopsys, Inc.*	1,483	453,071
Temenos AG (Registered)	715	48,145
Trend Micro, Inc.	1,561	84,541
Tyler Technologies, Inc.*	403	140,043
WiseTech Global Ltd.	1,747	57,381
Xero Ltd.*	1,553	71,372

		26,949,324

Technology Hardware, Storage & Peripherals (3.0%)
Apple, Inc.	146,443	20,238,423
Brother Industries Ltd.	2,604	44,898
Canon, Inc.	11,343	247,386
FUJIFILM Holdings Corp.	4,172	190,914
Hewlett Packard Enterprise Co.	12,596	150,900
HP, Inc.	8,822	219,844
Logitech International SA (Registered)(x)	1,989	90,825
NetApp, Inc.	2,130	131,741
Ricoh Co. Ltd.	6,456	47,112
Seagate Technology Holdings plc	1,893	100,764
Seiko Epson Corp.(x)	3,087	42,104
Western Digital Corp.*	3,036	98,822

		21,603,733

Total Information Technology		87,898,249

Materials (2.4%)
Chemicals (1.3%)
Air Liquide SA	5,949	677,393
Air Products and Chemicals, Inc.	2,150	500,369
Akzo Nobel NV	2,128	120,011
Albemarle Corp.	1,135	300,139
Arkema SA	669	48,793
Asahi Kasei Corp.	13,845	91,566
BASF SE	10,524	407,845
Celanese Corp.	966	87,268
CF Industries Holdings, Inc.	1,932	185,955
Chr Hansen Holding A/S	1,229	60,244
Clariant AG (Registered)*	2,381	37,894
Corteva, Inc.	6,966	398,107
Covestro AG(m)	2,244	64,878
Croda International plc	1,594	113,866
Dow, Inc.	6,962	305,841
DuPont de Nemours, Inc.	4,856	244,742
Eastman Chemical Co.	1,191	84,621
Ecolab, Inc.	2,404	347,186
EMS-Chemie Holding AG (Registered)	84	52,869
Evonik Industries AG	2,314	39,020
FMC Corp.	1,221	129,060
Givaudan SA (Registered)	106	319,581
ICL Group Ltd.	7,794	62,464
International Flavors & Fragrances, Inc.	2,472	224,532
Johnson Matthey plc	2,135	43,409
JSR Corp.	2,036	38,799
Koninklijke DSM NV	1,992	225,932
Linde plc	4,831	1,302,389
LyondellBasell Industries NV, Class A	2,467	185,716
Mitsubishi Chemical Group Corp.(x)	14,130	64,884
Mitsui Chemicals, Inc.(x)	2,032	39,678
Mosaic Co. (The)	3,347	161,761
Nippon Paint Holdings Co. Ltd.	9,191	61,558
Nippon Sanso Holdings Corp.	1,949	30,784
Nissan Chemical Corp.	1,449	64,755
Nitto Denko Corp.	1,645	89,194
Novozymes A/S, Class B	2,340	116,712
OCI NV	1,186	43,610
Orica Ltd.	5,113	42,928
PPG Industries, Inc.	2,278	252,152
Sherwin-Williams Co. (The)	2,286	468,058
Shin-Etsu Chemical Co. Ltd.	4,266	423,629
Sika AG (Registered)	1,662	332,813
Solvay SA	871	66,626
Sumitomo Chemical Co. Ltd.	16,442	56,769
Symrise AG	1,515	149,078
Toray Industries, Inc.	15,304	75,113
Tosoh Corp.(x)	2,870	32,048
Umicore SA	2,357	68,338
Yara International ASA	1,925	67,285

		9,408,262

Construction Materials (0.1%)
CRH plc	8,739	279,834
HeidelbergCement AG	1,642	65,773
Holcim AG*	6,355	259,270
James Hardie Industries plc (CHDI)	5,110	99,522
Martin Marietta Materials, Inc.	605	194,864
Vulcan Materials Co.	1,288	203,131

		1,102,394

Containers & Packaging (0.1%)
Amcor plc	14,568	156,315
Avery Dennison Corp.	788	128,207
Ball Corp.	3,047	147,231
International Paper Co.	3,509	111,235
Packaging Corp. of America	909	102,072
Sealed Air Corp.	1,408	62,670
SIG Group AG*	3,440	69,891
Smurfit Kappa Group plc	2,841	80,262
Westrock Co.	2,465	76,144

		934,027

Metals & Mining (0.8%)
Anglo American plc	14,535	439,079
Antofagasta plc	4,352	53,683
ArcelorMittal SA	5,992	119,829
BHP Group Ltd. (ASE Stock Exchange)	34,281	853,765
BHP Group Ltd. (London Stock Exchange)	23,309	585,408
BlueScope Steel Ltd.	5,191	50,220
Boliden AB	3,145	97,265
Evolution Mining Ltd.(x)	20,226	26,672
Fortescue Metals Group Ltd.	19,058	204,252
Freeport-McMoRan, Inc.	13,863	378,876
Glencore plc	112,160	592,265
Hitachi Metals Ltd.*	2,366	35,572
JFE Holdings, Inc.(x)	5,424	50,486
Mineral Resources Ltd.	1,996	83,553
Newcrest Mining Ltd.	9,933	108,072

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Newmont Corp.	7,694	$323,379
Nippon Steel Corp.(x)	9,091	126,537
Norsk Hydro ASA	14,842	79,842
Northern Star Resources Ltd.	13,112	66,104
Nucor Corp.	2,538	271,540
Rio Tinto Ltd.	4,223	251,323
Rio Tinto plc	12,791	692,805
South32 Ltd.	51,589	119,242
Sumitomo Metal Mining Co. Ltd.	2,848	82,067
voestalpine AG	1,280	21,647

		5,713,483

Paper & Forest Products (0.1%)
Holmen AB, Class B	1,056	40,183
Mondi plc	5,358	82,763
Oji Holdings Corp.	8,955	33,334
Stora Enso OYJ, Class R	6,168	78,666
Svenska Cellulosa AB SCA, Class B	6,686	84,789
UPM-Kymmene OYJ	6,036	191,808

		511,543

Total Materials		17,669,709

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)	1,439	201,733
American Tower Corp. (REIT)	4,513	968,941
AvalonBay Communities, Inc. (REIT)	1,356	249,762
Boston Properties, Inc. (REIT)	1,383	103,684
British Land Co. plc (The) (REIT)	9,716	37,492
Camden Property Trust (REIT)	1,033	123,392
CapitaLand Integrated Commercial Trust (REIT)	59,500	79,106
CapLand Ascendas REIT (REIT)	37,018	68,995
Covivio (REIT)	574	27,444
Crown Castle, Inc. (REIT)	4,198	606,821
Daiwa House REIT Investment Corp. (REIT)	28	58,118
Dexus (REIT)	11,870	58,874
Digital Realty Trust, Inc. (REIT)	2,786	276,316
Duke Realty Corp. (REIT)	3,732	179,882
Equinix, Inc. (REIT)	883	502,286
Equity Residential (REIT)	3,282	220,616
Essex Property Trust, Inc. (REIT)	631	152,847
Extra Space Storage, Inc. (REIT)	1,298	224,178
Federal Realty Investment Trust (REIT)	706	63,625
Gecina SA (REIT)	552	42,905
GLP J-REIT (REIT)	53	58,506
Goodman Group (REIT)	18,759	187,429
GPT Group (The) (REIT)	21,140	51,313
Healthpeak Properties, Inc. (REIT)	5,231	119,895
Host Hotels & Resorts, Inc. (REIT)	6,930	110,048
Invitation Homes, Inc. (REIT)	5,621	189,821
Iron Mountain, Inc. (REIT)	2,818	123,907
Japan Metropolitan Fund Invest (REIT)	85	63,941
Japan Real Estate Investment Corp. (REIT)	15	61,768
Kimco Realty Corp. (REIT)	5,996	110,386
Klepierre SA (REIT)*	2,454	42,366
Land Securities Group plc (REIT)	7,773	44,706
Link REIT (REIT)	23,748	165,753
Mapletree Logistics Trust (REIT)	34,339	37,078
Mapletree Pan Asia Commercial Trust (REIT)	23,800	28,427
Mid-America Apartment Communities, Inc. (REIT)	1,119	173,523
Mirvac Group (REIT)	43,512	53,741
Nippon Building Fund, Inc. (REIT)	18	79,147
Nippon Prologis REIT, Inc. (REIT)	25	54,529
Nomura Real Estate Master Fund, Inc. (REIT)	53	58,615
Prologis, Inc. (REIT)	7,177	729,183
Public Storage (REIT)	1,532	448,585
Realty Income Corp. (REIT)	5,987	348,443
Regency Centers Corp. (REIT)	1,493	80,398
SBA Communications Corp. (REIT)	1,046	297,744
Scentre Group (REIT)	57,282	92,204
Segro plc (REIT)	13,744	115,164
Simon Property Group, Inc. (REIT)	3,173	284,777
Stockland (REIT)	26,345	54,859
UDR, Inc. (REIT)	2,961	123,503
Unibail-Rodamco-Westfield (REIT)*	1,326	54,431
Ventas, Inc. (REIT)	3,875	155,659
VICI Properties, Inc. (REIT)	9,336	278,680
Vicinity Centres (REIT)	42,704	47,683
Vornado Realty Trust (REIT)	1,562	36,176
Warehouses De Pauw CVA (REIT)	1,674	40,665
Welltower, Inc. (REIT)	4,492	288,925
Weyerhaeuser Co. (REIT)	7,177	204,975

		9,743,970

Real Estate Management & Development (0.3%)
Aroundtown SA	11,025	24,327
Azrieli Group Ltd.	535	36,445
Capitaland Investment Ltd.	29,042	69,954
CBRE Group, Inc., Class A*	3,113	210,159
City Developments Ltd.	4,506	23,755
CK Asset Holdings Ltd.	22,116	132,708
Daito Trust Construction Co. Ltd.(x)	723	67,888
Daiwa House Industry Co. Ltd.	6,748	137,518
ESR Group Ltd.(m)	21,900	55,240
Fastighets AB Balder, Class B*	6,966	27,532
Hang Lung Properties Ltd.	22,269	36,352
Henderson Land Development Co. Ltd.	15,985	44,616
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	29,739
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	5,043	22,123
Hulic Co. Ltd.	4,186	30,801
LEG Immobilien SE	854	51,385
Lendlease Corp. Ltd.	7,599	42,977
Mitsubishi Estate Co. Ltd.(x)	13,455	176,542
Mitsui Fudosan Co. Ltd.	10,347	197,236
New World Development Co. Ltd.	16,993	48,014
Nomura Real Estate Holdings, Inc.	1,336	30,287
Sagax AB, Class B	2,142	35,260
Sino Land Co. Ltd.	36,700	48,297
Sumitomo Realty & Development Co. Ltd.(x)	3,615	82,318
Sun Hung Kai Properties Ltd.	16,306	179,287
Swire Pacific Ltd., Class A	5,457	40,724
Swire Properties Ltd.	12,896	27,712
Swiss Prime Site AG (Registered)	890	70,799
UOL Group Ltd.	5,226	24,095
Vonovia SE	8,148	177,331
Wharf Real Estate Investment Co. Ltd.	18,412	83,149

		2,264,570

Total Real Estate		12,008,540

Utilities (1.9%)
Electric Utilities (1.2%)
Acciona SA	303	53,481
Alliant Energy Corp.	2,433	128,925

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
American Electric Power Co., Inc.	4,980	$430,521
Chubu Electric Power Co., Inc.(x)	7,110	63,929
CK Infrastructure Holdings Ltd.	6,519	33,261
CLP Holdings Ltd.	18,681	140,773
Constellation Energy Corp.	3,168	263,546
Duke Energy Corp.	7,464	694,301
Edison International	3,698	209,233
EDP - Energias de Portugal SA	30,636	132,627
Electricite de France SA	6,031	70,221
Elia Group SA/NV	391	45,954
Endesa SA	3,505	52,541
Enel SpA	91,535	375,112
Entergy Corp.	1,972	198,442
Evergy, Inc.	2,225	132,165
Eversource Energy	3,358	261,790
Exelon Corp.	9,614	360,140
FirstEnergy Corp.	5,262	194,694
Fortum OYJ	4,901	65,875
HK Electric Investments & HK Electric Investments Ltd.(m)	29,833	20,910
Iberdrola SA	67,742	629,755
Kansai Electric Power Co., Inc. (The)(x)	7,770	64,752
Mercury NZ Ltd.	7,517	23,947
NextEra Energy, Inc.	19,047	1,493,475
NRG Energy, Inc.	2,280	87,256
Origin Energy Ltd.	19,650	64,385
Orsted A/S(m)	2,185	173,866
PG&E Corp.*	15,597	194,962
Pinnacle West Capital Corp.	1,096	70,703
Power Assets Holdings Ltd.	15,292	76,431
PPL Corp.	7,137	180,923
Red Electrica Corp. SA	4,541	69,550
Southern Co. (The)	10,305	700,740
SSE plc	12,030	203,969
Terna - Rete Elettrica Nazionale	15,527	94,588
Tokyo Electric Power Co. Holdings, Inc.*	16,848	53,544
Verbund AG	799	68,084
Xcel Energy, Inc.	5,303	339,392

		8,518,763

Gas Utilities (0.1%)
APA Group	13,021	79,506
Atmos Energy Corp.	1,356	138,108
Enagas SA	2,746	42,382
Hong Kong & China Gas Co. Ltd.	123,534	108,521
Naturgy Energy Group SA	1,637	37,736
Osaka Gas Co. Ltd.	4,138	62,305
Snam SpA	22,254	89,896
Tokyo Gas Co. Ltd.	4,467	75,443

		633,897

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	6,475	146,335
EDP Renovaveis SA	3,385	69,570
Meridian Energy Ltd.	14,138	38,014
RWE AG	7,334	269,853
Uniper SE(x)	1,009	3,828

		527,600

Multi-Utilities (0.5%)
Ameren Corp.	2,505	201,778
CenterPoint Energy, Inc.	6,103	171,982
CMS Energy Corp.	2,813	163,829
Consolidated Edison, Inc.	3,437	294,757
Dominion Energy, Inc.	8,070	557,718
DTE Energy Co.	1,878	216,064
E.ON SE	25,267	195,551
Engie SA	20,555	235,845
National Grid plc	41,484	428,108
NiSource, Inc.	3,935	99,123
Public Service Enterprise Group, Inc.	4,836	271,928
Sempra Energy	3,047	456,867
Veolia Environnement SA	7,638	144,917
WEC Energy Group, Inc.	3,058	273,477

		3,711,944

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,762	229,342
Severn Trent plc	2,927	76,516
United Utilities Group plc	7,525	74,517

		380,375

Total Utilities		13,772,579

Total Common Stocks (59.3%) (Cost $347,003,223)		430,374,418

EXCHANGE TRADED FUND (ETF):
Equity (3.4%)
SPDR S&P MidCap 400 ETF Trust(x)	60,637	24,355,457

Total Exchange Traded Fund (3.4%) (Cost $19,436,631)		24,355,457

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.7%)
FHLB
2.500%, 2/13/24	$295,000	288,651
3.250%, 11/16/28	745,000	713,213
FHLMC
2.750%, 6/19/23	1,485,000	1,469,922
FNMA
2.875%, 9/12/23	1,692,000	1,667,966
1.875%, 9/24/26	1,297,000	1,187,059

Total U.S. Government Agency Securities		5,326,811

U.S. Treasury Obligations (33.6%)
U.S. Treasury Bonds
6.125%, 11/15/27	504,000	549,912
U.S. Treasury Notes
0.250%, 9/30/23	18,314,300	17,595,321
2.750%, 11/15/23	1,029,600	1,011,863
2.125%, 11/30/23	2,112,000	2,060,520
2.250%, 12/31/23	12,384,700	12,077,985
2.500%, 1/31/24	989,100	965,532
2.125%, 3/31/24	1,643,000	1,590,758
2.250%, 4/30/24	1,313,000	1,271,251
2.000%, 5/31/24	4,685,400	4,512,809
2.375%, 8/15/24	5,477,000	5,289,584
2.250%, 11/15/24	5,137,600	4,928,885
2.000%, 2/15/25	11,889,500	11,282,950
0.500%, 3/31/25	2,907,000	2,651,956
2.125%, 5/15/25	6,405,600	6,068,305
0.250%, 7/31/25	5,820,700	5,202,251
0.250%, 8/31/25	4,564,000	4,065,526
0.250%, 9/30/25	2,489,600	2,213,021
2.250%, 11/15/25	1,027,500	967,857
0.375%, 12/31/25	2,383,100	2,107,368
0.375%, 1/31/26	4,578,300	4,032,839
1.625%, 2/15/26	5,790,500	5,321,379
0.500%, 2/28/26	2,080,300	1,835,865
0.750%, 4/30/26	2,137,700	1,893,702
0.750%, 5/31/26	4,226,400	3,734,421
0.750%, 8/31/26	4,529,600	3,974,370

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
0.875%, 9/30/26	$46,067,500	$40,550,198
2.000%, 11/15/26	12,962,400	11,911,231
1.250%, 12/31/26	4,064,300	3,612,147
1.500%, 1/31/27	3,846,200	3,449,861
2.250%, 2/15/27	4,750,400	4,393,749
1.875%, 2/28/27	3,489,800	3,180,080
2.375%, 5/15/27	10,030,500	9,303,289
3.250%, 6/30/27	7,648,500	7,376,619
2.250%, 8/15/27	5,434,100	4,998,523
2.250%, 11/15/27	4,634,600	4,242,469
2.750%, 2/15/28	1,064,000	996,835
2.875%, 5/15/28	1,186,000	1,115,211
3.125%, 11/15/28	1,160,900	1,103,308
2.625%, 2/15/29	1,585,100	1,460,892
2.375%, 5/15/29	4,216,300	3,815,093
1.625%, 8/15/29	2,150,000	1,854,375
1.750%, 11/15/29	1,913,800	1,662,614
1.500%, 2/15/30	1,323,900	1,123,867
0.625%, 5/15/30	2,574,800	2,028,057
0.625%, 8/15/30	2,614,600	2,047,559
1.625%, 5/15/31	3,247,100	2,725,535
1.250%, 8/15/31	15,571,900	12,581,609
1.375%, 11/15/31	2,185,600	1,775,459
1.875%, 2/15/32	4,910,800	4,160,368
2.875%, 5/15/32	4,634,000	4,283,554
2.750%, 8/15/32	976,500	892,582

Total U.S. Treasury Obligations		243,851,314

Total Long-Term Debt Securities (34.3%) (Cost $273,246,147)		249,178,125

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Commercial Services & Supplies (0.0%)†
Securitas AB(x)* (Cost $9,165)	13,820	5,766

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	3,000,000	3,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.6%)
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $11,702,305, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $11,933,398.(xx)	11,699,410	11,699,410
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $1,000,254, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $1,020,495.(xx)	1,000,000	1,000,000
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $1,000,622, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $1,096,050.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		18,699,410

Total Short-Term Investments (3.0%) (Cost $21,699,410)		21,699,410

Total Investments in Securities (100.0%) (Cost $661,394,576)		725,613,176
Other Assets Less Liabilities (0.0%)†		(116,236)

Net Assets (100%)		$725,496,940

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $2,042,777 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $27,420,887. This was collateralized by $6,545,455 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/6/22 - 5/15/52 and by cash of $21,699,410 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.7%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.5
Finland	0.2
France	2.0
Germany	1.4
Hong Kong	0.5
Ireland	0.1
Israel	0.2
Italy	0.4
Japan	4.3
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.0
New Zealand	0.0	#
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.1
South Korea	0.0	#
Spain	0.5
Sweden	0.6
Switzerland	1.2
United Arab Emirates	0.0
United Kingdom	2.5
United States	81.9
Cash and Other	0.0

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	6	12/2022	USD	498,180	(29,509)
Russell 2000 E-Mini Index	293	12/2022	USD	24,462,570	(3,221,889)

					(3,251,398)

Short Contracts
EURO STOXX 50 Index	(57)	12/2022	EUR	(1,851,853)	(8,716)
FTSE 100 Index	(49)	12/2022	GBP	(3,782,988)	311,623
S&P 500 E-Mini Index	(244)	12/2022	USD	(43,938,300)	4,251,197
SPI 200 Index	(68)	12/2022	AUD	(7,031,161)	199,564
TOPIX Index	(3)	12/2022	JPY	(380,571)	(726)
U.S. Treasury 2 Year Note	(134)	12/2022	USD	(27,522,344)	331,325
U.S. Treasury 5 Year Note	(39)	12/2022	USD	(4,192,805)	91,272
U.S. Treasury 10 Year Note	(254)	12/2022	USD	(28,463,875)	1,019,613

					6,195,152

					2,943,754

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	17,359,867	AUD	25,163,984	BNP Paribas	10/20/2022	1,260,718
GBP	5,788,482	USD	6,200,084	Citibank NA	11/17/2022	267,712
USD	13,345,497	GBP	11,560,787	Citibank NA	11/17/2022	427,982
USD	12,354,432	GBP	10,582,387	Morgan Stanley	11/17/2022	530,139
USD	3,297,958	GBP	2,785,896	UBS AG	11/17/2022	185,120
USD	5,023,064	SEK	55,173,840	Citibank NA	12/1/2022	36,212
USD	12,021,545	CHF	11,714,208	Bank of America	12/7/2022	73,106
USD	1,501,606	CHF	1,468,463	Morgan Stanley	12/7/2022	3,780

Total unrealized appreciation						2,784,769

AUD	4,803,057	USD	3,239,590	JPMorgan Chase Bank	10/20/2022	(167,315)
AUD	6,258,663	USD	4,230,543	JPMorgan Chase Bank	10/20/2022	(226,442)
AUD	34,445,150	USD	23,906,314	Morgan Stanley	10/20/2022	(1,869,357)
GBP	876,000	USD	996,925	Bank of America	11/17/2022	(18,122)
GBP	4,132,232	USD	4,730,014	Morgan Stanley	11/17/2022	(112,840)
NZD	11,051,178	USD	6,639,557	Bank of America	11/18/2022	(453,555)
NZD	10,935,823	USD	6,768,208	BNP Paribas	11/18/2022	(646,777)
NZD	4,388,345	USD	2,472,439	Morgan Stanley	11/18/2022	(16,021)
NOK	33,660,433	USD	3,259,279	Bank of America	12/1/2022	(164,269)
SEK	7,482,000	USD	688,783	Morgan Stanley	12/1/2022	(12,527)
JPY	1,112,260,176	USD	7,733,713	HSBC Bank plc	12/2/2022	(818)
JPY	2,152,492,289	USD	15,017,359	JPMorgan Chase Bank	12/2/2022	(52,337)
JPY	838,854,273	USD	5,905,472	Morgan Stanley	12/2/2022	(73,408)
CHF	1,830,436	USD	1,914,304	BNP Paribas	12/7/2022	(47,267)
USD	3,249,089	CHF	3,200,973	Bank of America	12/7/2022	(15,889)
USD	25,320,328	EUR	25,889,218	JPMorgan Chase Bank	12/8/2022	(175,896)

Total unrealized depreciation						(4,052,840)

Net unrealized depreciation						(1,268,071)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Communication Services	$23,800,368	$6,411,998	$—		$30,212,366
Consumer Discretionary	34,219,485	15,614,522	—		49,834,007
Consumer Staples	20,193,158	15,572,753	—		35,765,911
Energy	13,424,938	6,797,403	—		20,222,341
Financials	32,167,965	24,185,372	29,798		56,383,135
Health Care	44,209,398	18,626,804	—	(c)	62,836,202
Industrials	23,190,090	20,581,289	—		43,771,379
Information Technology	77,207,613	10,690,636	—		87,898,249
Materials	7,333,560	10,336,149	—		17,669,709
Real Estate	8,218,609	3,789,931	—		12,008,540
Utilities	9,162,516	4,610,063	—		13,772,579
Exchange Traded Fund	24,355,457	—	—		24,355,457
Forward Currency Contracts	—	2,784,769	—		2,784,769
Futures	6,204,594	—	—		6,204,594
Rights
Industrials	—	5,766	—		5,766
Short-Term Investments
Investment Company	3,000,000	—	—		3,000,000
Repurchase Agreements	—	18,699,410	—		18,699,410
U.S. Government Agency Securities	—	5,326,811	—		5,326,811
U.S. Treasury Obligations	—	243,851,314	—		243,851,314

Total Assets	$326,687,751	$407,884,990	$29,798		$734,602,539

Liabilities:
Forward Currency Contracts	$—	$(4,052,840)	$—		$(4,052,840)
Futures	(3,260,840)	—	—		(3,260,840)

Total Liabilities	$(3,260,840)	$(4,052,840)	$—		$(7,313,680)

Total	$323,426,911	$403,832,150	$29,798		$727,288,859

(a)	A security with a market value of $28,427 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

(b)	A security with a market value of $29,798 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,333,473
Aggregate gross unrealized depreciation	(79,381,238)

Net unrealized appreciation	$63,952,235

Federal income tax cost of investments in securities and derivative instruments, if applicable	$663,336,624

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.0%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	137,473	$2,108,836
Bezeq The Israeli Telecommunication Corp. Ltd.	48,857	79,914
BT Group plc	171,397	231,740
Cellnex Telecom SA(m)	13,551	417,796
Deutsche Telekom AG (Registered)	80,814	1,385,320
Elisa OYJ	3,552	161,087
HKT Trust & HKT Ltd.	92,168	107,798
Infrastrutture Wireless Italiane SpA(m)	8,190	71,606
Koninklijke KPN NV	82,363	223,181
Lumen Technologies, Inc.	17,854	129,977
Nippon Telegraph & Telephone Corp.	29,802	803,999
Orange SA	49,743	449,812
Proximus SADP	3,707	38,410
Singapore Telecommunications Ltd.	203,681	375,341
Spark New Zealand Ltd.	45,560	127,628
Swisscom AG (Registered)	651	304,061
Telecom Italia SpA*	242,840	45,074
Telefonica Deutschland Holding AG	25,372	51,385
Telefonica SA	130,348	429,723
Telenor ASA	17,053	155,636
Telia Co. AB	66,279	190,768
Telstra Corp. Ltd.	100,991	247,524
United Internet AG (Registered)	2,364	44,588
Verizon Communications, Inc.	80,644	3,062,053

		11,243,257

Entertainment (0.7%)
Activision Blizzard, Inc.	15,014	1,116,141
Bollore SE	21,550	98,585
Capcom Co. Ltd.	4,382	109,560
Electronic Arts, Inc.	5,400	624,834
Embracer Group AB(x)*	16,705	99,021
Koei Tecmo Holdings Co. Ltd.(x)	2,966	48,243
Konami Group Corp.	2,403	111,096
Live Nation Entertainment, Inc.*	2,630	199,985
Netflix, Inc.*	8,531	2,008,539
Nexon Co. Ltd.	12,447	217,679
Nintendo Co. Ltd.	27,530	1,114,763
Sea Ltd. (ADR)*	9,010	505,010
Square Enix Holdings Co. Ltd.	2,121	90,960
Take-Two Interactive Software, Inc.*	3,036	330,924
Toho Co. Ltd.	2,817	101,515
Ubisoft Entertainment SA*	2,384	65,452
Universal Music Group NV(x)	18,166	342,431
Walt Disney Co. (The)*	34,977	3,299,380
Warner Bros Discovery, Inc.*	42,408	487,692

		10,971,810

Interactive Media & Services (1.8%)
Adevinta ASA*	7,102	41,667
Alphabet, Inc., Class A*	115,509	11,048,436
Alphabet, Inc., Class C*	103,298	9,932,103
Auto Trader Group plc(m)	23,170	131,368
Kakaku.com, Inc.	3,209	53,955
Match Group, Inc.*	5,484	261,861
Meta Platforms, Inc., Class A*	44,042	5,975,618
REA Group Ltd.(x)	1,351	98,008
Scout24 SE(m)	2,037	103,222
SEEK Ltd.	8,194	99,146
Twitter, Inc.*	14,647	642,124
Z Holdings Corp.	65,273	169,611

		28,557,119

Media (0.4%)
Charter Communications, Inc., Class A*	2,224	674,650
Comcast Corp., Class A	85,847	2,517,893
CyberAgent, Inc.(x)	10,603	88,315
Dentsu Group, Inc.	5,405	153,881
DISH Network Corp., Class A*	4,815	66,592
Fox Corp., Class A	5,985	183,620
Fox Corp., Class B	2,776	79,116
Hakuhodo DY Holdings, Inc.	5,646	39,821
Informa plc	35,846	206,512
Interpublic Group of Cos., Inc. (The)	7,559	193,510
News Corp., Class A	7,460	112,720
News Corp., Class B	2,311	35,636
Omnicom Group, Inc.	3,951	249,269
Paramount Global, Class B(x)	11,683	222,444
Pearson plc	16,325	156,455
Publicis Groupe SA	5,749	272,030
Vivendi SE	17,774	137,763
WPP plc	27,229	225,332

		5,615,559

Wireless Telecommunication Services (0.4%)
KDDI Corp.(x)	40,216	1,179,533
SoftBank Corp.(x)	71,615	716,200
SoftBank Group Corp.	30,072	1,021,550
Tele2 AB, Class B	14,001	120,762
T-Mobile US, Inc.*	11,314	1,517,999
Vodafone Group plc	666,121	750,237

		5,306,281

Total Communication Services		61,694,026

Consumer Discretionary (6.6%)
Auto Components (0.1%)
Aisin Corp.	3,716	95,448
Aptiv plc*	5,203	406,927
BorgWarner, Inc.	4,600	144,440
Bridgestone Corp.	14,236	460,201
Cie Generale des Etablissements Michelin SCA	16,948	377,583
Continental AG	2,747	123,419
Denso Corp.	10,806	493,228
Koito Manufacturing Co. Ltd.	5,332	73,072
Sumitomo Electric Industries Ltd.	17,625	178,908
Valeo	5,086	76,444

		2,429,670

Automobiles (1.6%)
Bayerische Motoren Werke AG	8,256	564,455
Bayerische Motoren Werke AG (Preference)(q)	1,543	100,893
Ferrari NV	3,143	586,225
Ford Motor Co.	75,829	849,285
General Motors Co.	27,998	898,456
Honda Motor Co. Ltd.(x)	40,649	885,501
Isuzu Motors Ltd.	14,538	160,713
Mazda Motor Corp.	13,805	91,380
Mercedes-Benz Group AG	20,006	1,023,060
Nissan Motor Co. Ltd.	57,880	185,022
Porsche Automobil Holding SE (Preference)(q)	3,868	220,337
Renault SA*	4,863	130,613
Stellantis NV (Euronext Paris)	44,032	520,294
Stellantis NV (Italian Stock Exchange)	10,839	127,995
Subaru Corp.	15,342	230,118
Suzuki Motor Corp.	9,233	286,409
Tesla, Inc.*	51,313	13,610,773
Toyota Motor Corp.	264,412	3,441,806

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Volkswagen AG	736	$121,308
Volkswagen AG (Preference)(q)	4,628	571,645
Volvo Car AB, Class B(x)*	14,699	63,392
Yamaha Motor Co. Ltd.	7,478	140,130

		24,809,810

Distributors (0.1%)
D’ieteren Group	647	90,788
Genuine Parts Co.	2,719	406,001
LKQ Corp.	4,997	235,608
Pool Corp.	770	245,022

		977,419

Diversified Consumer Services (0.0%)†
IDP Education Ltd.(x)	5,087	85,119

Hotels, Restaurants & Leisure (1.0%)
Accor SA*	4,362	91,073
Aristocrat Leisure Ltd.	15,112	315,379
Booking Holdings, Inc.*	780	1,281,704
Caesars Entertainment, Inc.*	4,116	132,782
Carnival Corp.(x)*	18,744	131,770
Chipotle Mexican Grill, Inc.*	537	806,982
Compass Group plc	44,479	889,100
Darden Restaurants, Inc.	2,395	302,536
Domino’s Pizza Enterprises Ltd.	1,600	52,383
Domino’s Pizza, Inc.	692	214,658
Entain plc	14,573	175,003
Evolution AB(m)	4,575	360,292
Expedia Group, Inc.*	2,911	272,732
Flutter Entertainment plc*	4,164	454,894
Galaxy Entertainment Group Ltd.	53,768	313,942
Genting Singapore Ltd.	146,650	79,771
Hilton Worldwide Holdings, Inc.	5,345	644,714
InterContinental Hotels Group plc	4,642	222,703
La Francaise des Jeux SAEM(m)	2,591	76,664
Las Vegas Sands Corp.*	6,603	247,745
Lottery Corp. Ltd. (The)*	54,245	144,110
Marriott International, Inc., Class A	5,279	739,799
McDonald’s Corp.	14,201	3,276,739
McDonald’s Holdings Co. Japan Ltd.	2,132	74,265
MGM Resorts International	6,790	201,799
Norwegian Cruise Line Holdings Ltd.(x)*	8,048	91,425
Oriental Land Co. Ltd.	4,988	679,736
Royal Caribbean Cruises Ltd.*	4,308	163,273
Sands China Ltd.*	59,153	146,456
Sodexo SA	2,222	167,115
Starbucks Corp.	22,023	1,855,658
Whitbread plc	5,068	129,414
Wynn Resorts Ltd.*	2,026	127,699
Yum! Brands, Inc.	5,476	582,318

		15,446,633

Household Durables (0.3%)
Barratt Developments plc	24,915	94,378
Berkeley Group Holdings plc	2,830	103,736
DR Horton, Inc.	6,151	414,270
Electrolux AB, Class B(x)	5,496	56,923
Garmin Ltd.	2,930	235,308
Iida Group Holdings Co. Ltd.(x)	3,556	48,310
Lennar Corp., Class A	4,966	370,215
Mohawk Industries, Inc.*	988	90,096
Newell Brands, Inc.	7,067	98,161
NVR, Inc.*	59	235,238
Open House Group Co. Ltd.	2,025	68,630
Panasonic Holdings Corp.	54,476	382,559
Persimmon plc	7,954	109,502
PulteGroup, Inc.	4,563	171,113
SEB SA	615	38,574
Sekisui Chemical Co. Ltd.(x)	9,101	111,395
Sekisui House Ltd.	15,231	252,960
Sharp Corp.(x)	6,037	36,072
Sony Group Corp.	31,443	2,023,744
Taylor Wimpey plc	84,857	82,749
Whirlpool Corp.	1,079	145,460

		5,169,393

Internet & Direct Marketing Retail (1.4%)
Amazon.com, Inc.*	170,753	19,295,089
Delivery Hero SE(m)*	4,115	152,390
eBay, Inc.	10,750	395,708
Etsy, Inc.*	2,441	244,417
Just Eat Takeaway.com NV(m)*	4,404	67,144
Prosus NV*	20,682	1,077,820
Rakuten Group, Inc.	21,124	90,622
Zalando SE(m)(x)*	5,553	110,103
ZOZO, Inc.	3,012	60,068

		21,493,361

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	5,002	326,696
Hasbro, Inc.	2,517	169,696
Shimano, Inc.	1,830	288,412
Yamaha Corp.(x)	3,600	128,209

		913,013

Multiline Retail (0.3%)
Dollar General Corp.	4,393	1,053,705
Dollar Tree, Inc.*	4,323	588,360
Next plc	3,301	175,384
Pan Pacific International Holdings Corp.	9,388	164,966
Target Corp.	8,880	1,317,703
Wesfarmers Ltd.	28,278	768,538

		4,068,656

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	1,173	183,387
AutoZone, Inc.*	381	816,075
Bath & Body Works, Inc.	4,580	149,308
Best Buy Co., Inc.	3,888	246,266
CarMax, Inc.*	3,083	203,540
Chow Tai Fook Jewellery Group Ltd.	48,000	89,867
Fast Retailing Co. Ltd.	1,455	773,231
H & M Hennes & Mauritz AB, Class B	17,799	164,499
Hikari Tsushin, Inc.(x)	548	64,126
Home Depot, Inc. (The)	19,843	5,475,477
Industria de Diseno Textil SA	27,198	561,785
JD Sports Fashion plc	62,855	68,651
Kingfisher plc	49,385	119,966
Lowe’s Cos., Inc.	12,695	2,384,248
Nitori Holdings Co. Ltd.	1,992	166,692
O’Reilly Automotive, Inc.*	1,262	887,628
Ross Stores, Inc.	6,748	568,654
TJX Cos., Inc. (The)	22,552	1,400,930
Tractor Supply Co.	2,148	399,270
Ulta Beauty, Inc.*	1,003	402,394
USS Co. Ltd.	5,571	85,743

		15,211,737

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	4,311	500,294
Burberry Group plc	9,869	196,799
Cie Financiere Richemont SA (Registered)	13,016	1,221,334
EssilorLuxottica SA	7,173	971,910
Hermes International	790	928,532
Kering SA	1,866	825,180
LVMH Moet Hennessy Louis Vuitton SE	6,922	4,068,994
Moncler SpA	5,113	209,938
NIKE, Inc., Class B	24,364	2,025,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Pandora A/S	2,257	$105,124
Puma SE	2,646	123,881
Ralph Lauren Corp.	889	75,503
Swatch Group AG (The)	727	163,269
Swatch Group AG (The) (Registered)	1,399	58,546
Tapestry, Inc.	4,835	137,459
VF Corp.	6,198	185,382

		11,797,281

Total Consumer Discretionary		102,402,092

Consumer Staples (4.7%)
Beverages (1.1%)
Anheuser-Busch InBev SA/NV	21,657	979,719
Asahi Group Holdings Ltd.	11,413	354,047
Brown-Forman Corp., Class B	3,510	233,661
Budweiser Brewing Co. APAC Ltd.(m)	41,580	108,377
Carlsberg A/S, Class B	2,427	283,181
Coca-Cola Co. (The)	74,920	4,197,018
Coca-Cola Europacific Partners plc	5,202	221,709
Coca-Cola HBC AG	5,122	107,791
Constellation Brands, Inc., Class A	3,125	717,750
Davide Campari-Milano NV	12,739	112,999
Diageo plc	57,115	2,394,018
Heineken Holding NV	2,559	174,717
Heineken NV	6,463	566,589
Ito En Ltd.	1,423	57,263
Keurig Dr Pepper, Inc.	14,165	507,390
Kirin Holdings Co. Ltd.	20,625	317,649
Molson Coors Beverage Co., Class B	3,617	173,580
Monster Beverage Corp.*	7,221	627,938
PepsiCo, Inc.	26,551	4,334,716
Pernod Ricard SA	5,224	954,858
Remy Cointreau SA	583	96,622
Suntory Beverage & Food Ltd.	3,453	122,529
Treasury Wine Estates Ltd.	17,592	141,644

		17,785,765

Food & Staples Retailing (0.8%)
Aeon Co. Ltd.	16,401	306,797
Carrefour SA	15,053	208,542
Coles Group Ltd.	33,380	351,180
Costco Wholesale Corp.	8,511	4,019,490
Endeavour Group Ltd.	32,688	146,507
HelloFresh SE*	4,161	87,836
J Sainsbury plc	42,635	82,347
Jeronimo Martins SGPS SA	7,130	132,841
Kesko OYJ, Class B	6,899	128,200
Kobe Bussan Co. Ltd.	3,712	88,839
Koninklijke Ahold Delhaize NV	26,074	663,947
Kroger Co. (The)	12,598	551,162
Ocado Group plc*	14,392	74,733
Seven & i Holdings Co. Ltd.	18,787	754,654
Sysco Corp.	9,783	691,756
Tesco plc	187,358	428,997
Walgreens Boots Alliance, Inc.	13,767	432,284
Walmart, Inc.	26,959	3,496,582
Welcia Holdings Co. Ltd.	2,468	51,856
Woolworths Group Ltd.	30,267	654,881

		13,353,431

Food Products (1.1%)
Ajinomoto Co., Inc.	11,381	310,064
Archer-Daniels-Midland Co.	10,805	869,262
Associated British Foods plc	8,970	125,056
Barry Callebaut AG (Registered)	90	169,225
Campbell Soup Co.	3,882	182,920
Chocoladefabriken Lindt & Spruengli AG	27	260,888
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	297,453
Conagra Brands, Inc.	9,215	300,685
Danone SA	16,008	754,247
General Mills, Inc.	11,564	885,918
Hershey Co. (The)	2,803	617,977
Hormel Foods Corp.	5,442	247,285
J M Smucker Co. (The)	2,083	286,225
JDE Peet’s NV	2,610	76,127
Kellogg Co.	4,866	338,966
Kerry Group plc (London Stock Exchange), Class A	1,182	105,476
Kerry Group plc (Turquoise Stock Exchange), Class A	2,796	248,390
Kikkoman Corp.(x)	3,672	206,451
Kraft Heinz Co. (The)	13,632	454,627
Lamb Weston Holdings, Inc.	2,774	214,652
McCormick & Co., Inc. (Non-Voting)	4,805	342,452
Meiji Holdings Co. Ltd.(x)	2,825	125,314
Mondelez International, Inc., Class A	26,575	1,457,107
Mowi ASA	10,204	129,297
Nestle SA (Registered)	70,188	7,599,930
Nisshin Seifun Group, Inc.(x)	4,803	48,762
Nissin Foods Holdings Co. Ltd.	1,616	112,190
Orkla ASA	18,304	132,904
Salmar ASA	1,533	51,628
Tyson Foods, Inc., Class A	5,598	369,076
WH Group Ltd.(m)	202,856	127,606
Wilmar International Ltd.	46,720	124,384
Yakult Honsha Co. Ltd.	3,254	189,219

		17,761,763

Household Products (0.7%)
Church & Dwight Co., Inc.	4,662	333,053
Clorox Co. (The)	2,363	303,385
Colgate-Palmolive Co.	16,091	1,130,393
Essity AB, Class B	15,271	301,437
Henkel AG & Co. KGaA	2,608	148,861
Henkel AG & Co. KGaA (Preference)(q)	4,498	268,856
Kimberly-Clark Corp.	6,470	728,134
Procter & Gamble Co. (The)	46,073	5,816,716
Reckitt Benckiser Group plc	17,829	1,178,344
Unicharm Corp.	10,128	331,053

		10,540,232

Personal Products (0.5%)
Beiersdorf AG	2,556	252,931
Estee Lauder Cos., Inc. (The), Class A	4,451	960,971
Haleon plc*	125,396	387,987
Kao Corp.	11,844	480,255
Kobayashi Pharmaceutical Co. Ltd.	1,363	79,464
Kose Corp.	878	89,377
L’Oreal SA	6,018	1,916,239
Shiseido Co. Ltd.	10,010	350,378
Unilever plc (Cboe Europe)	59,243	2,612,831
Unilever plc (London Stock Exchange)	4,384	192,895

		7,323,328

Tobacco (0.5%)
Altria Group, Inc.	34,767	1,403,892
British American Tobacco plc	53,702	1,920,351
Imperial Brands plc	22,512	464,553
Japan Tobacco, Inc.	29,920	491,097
Philip Morris International, Inc.	29,766	2,470,876
Swedish Match AB	38,006	376,271

		7,127,040

Total Consumer Staples		73,891,559

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (2.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	17,961	$376,463
Halliburton Co.	17,320	426,418
Schlumberger NV	27,142	974,398
Tenaris SA	11,874	153,944

		1,931,223

Oil, Gas & Consumable Fuels (2.6%)
Aker BP ASA	7,933	227,470
Ampol Ltd.	6,032	111,374
APA Corp.	6,495	222,064
BP plc	481,743	2,290,859
Chevron Corp.	34,694	4,984,487
ConocoPhillips	24,838	2,541,921
Coterra Energy, Inc.	15,474	404,181
Devon Energy Corp.	11,787	708,752
Diamondback Energy, Inc.	3,204	385,954
ENEOS Holdings, Inc.(x)	76,514	247,067
Eni SpA	62,929	668,539
EOG Resources, Inc.	11,247	1,256,627
EQT Corp.	7,130	290,548
Equinor ASA	24,368	803,744
Exxon Mobil Corp.	80,892	7,062,681
Galp Energia SGPS SA, Class B	12,216	117,078
Hess Corp.	5,320	579,827
Idemitsu Kosan Co. Ltd.(x)	5,224	113,033
Inpex Corp.	25,653	240,675
Kinder Morgan, Inc.	37,446	623,101
Marathon Oil Corp.	13,590	306,862
Marathon Petroleum Corp.	10,389	1,031,939
Neste OYJ	10,549	457,521
Occidental Petroleum Corp.	17,097	1,050,611
OMV AG	3,677	132,343
ONEOK, Inc.	8,576	439,434
Phillips 66	9,238	745,691
Pioneer Natural Resources Co.	4,321	935,626
Repsol SA	36,179	416,335
Santos Ltd.	79,367	359,474
Shell plc	185,465	4,614,424
TotalEnergies SE	61,817	2,909,721
Valero Energy Corp.	7,836	837,277
Washington H Soul Pattinson & Co. Ltd.	5,276	89,788
Williams Cos., Inc. (The)	23,389	669,627
Woodside Energy Group Ltd. (ASE Stock Exchange)	38,093	774,938
Woodside Energy Group Ltd. (London Stock Exchange)	9,250	189,871

		39,841,464

Total Energy		41,772,687

Financials (7.5%)
Banks (3.2%)
ABN AMRO Bank NV (CVA)(m)	10,309	92,403
Australia & New Zealand Banking Group Ltd.	74,311	1,078,978
Banco Bilbao Vizcaya Argentaria SA	166,252	746,731
Banco Santander SA	425,643	989,300
Bank Hapoalim BM	31,318	263,565
Bank Leumi Le-Israel BM	38,492	327,757
Bank of America Corp.	136,148	4,111,670
Barclays plc	417,471	665,581
BNP Paribas SA	27,699	1,169,378
BOC Hong Kong Holdings Ltd.	91,278	301,768
CaixaBank SA	110,538	356,197
Chiba Bank Ltd. (The)(x)	12,903	69,477
Citigroup, Inc.	37,290	1,553,874
Citizens Financial Group, Inc.	9,419	323,637
Comerica, Inc.	2,511	178,532
Commerzbank AG*	26,257	188,395
Commonwealth Bank of Australia	42,546	2,472,657
Concordia Financial Group Ltd.(x)	26,435	81,729
Credit Agricole SA	30,166	242,888
Danske Bank A/S	17,198	212,835
DBS Group Holdings Ltd.	45,163	1,044,167
DNB Bank ASA	23,223	367,665
Erste Group Bank AG	8,539	186,997
Fifth Third Bancorp	13,175	421,073
FinecoBank Banca Fineco SpA	14,864	182,695
First Republic Bank	3,446	449,875
Hang Seng Bank Ltd.	19,187	289,941
HSBC Holdings plc	501,149	2,596,908
Huntington Bancshares, Inc.	27,637	364,256
ING Groep NV	97,412	835,241
Intesa Sanpaolo SpA	411,796	677,782
Israel Discount Bank Ltd., Class A	30,513	153,299
Japan Post Bank Co. Ltd.	9,985	69,617
JPMorgan Chase & Co.	56,399	5,893,695
KBC Group NV	6,279	294,539
KeyCorp	17,906	286,854
Lloyds Banking Group plc	1,736,344	793,275
M&T Bank Corp.	3,445	607,422
Mediobanca Banca di Credito Finanziario SpA	14,650	114,529
Mitsubishi UFJ Financial Group, Inc.(x)	298,048	1,344,025
Mizrahi Tefahot Bank Ltd.	3,920	136,978
Mizuho Financial Group, Inc.	60,146	649,815
National Australia Bank Ltd.	80,033	1,467,501
NatWest Group plc	133,451	333,046
Nordea Bank Abp (Aquis Stock Exchange)	1,774	15,178
Nordea Bank Abp (Turquoise Stock Exchange)	83,262	712,427
Oversea-Chinese Banking Corp. Ltd.	84,427	691,580
PNC Financial Services Group, Inc. (The)	7,942	1,186,694
Regions Financial Corp.	17,945	360,156
Resona Holdings, Inc.	53,302	194,621
Shizuoka Bank Ltd. (The)(r)(x)	10,861	65,700
Signature Bank	1,208	182,408
Skandinaviska Enskilda Banken AB, Class A	40,145	381,066
Societe Generale SA	19,829	393,432
Standard Chartered plc	62,898	395,618
Sumitomo Mitsui Financial Group, Inc.	32,554	905,901
Sumitomo Mitsui Trust Holdings, Inc.	8,389	237,130
SVB Financial Group*	1,130	379,431
Svenska Handelsbanken AB, Class A	36,367	297,175
Swedbank AB, Class A	22,399	292,860
Truist Financial Corp.	25,567	1,113,187
UniCredit SpA	51,649	522,282
United Overseas Bank Ltd.	29,425	534,255
US Bancorp	25,962	1,046,788
Wells Fargo & Co.	72,785	2,927,413
Westpac Banking Corp.	87,295	1,146,294
Zions Bancorp NA	2,906	147,799

		49,117,942

Capital Markets (1.6%)
3i Group plc	24,033	288,568
abrdn plc	53,147	80,762
Ameriprise Financial, Inc.	2,110	531,614
Amundi SA(m)	1,573	65,225
ASX Ltd.	4,904	225,497

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of New York Mellon Corp. (The)	14,271	$549,719
BlackRock, Inc.	2,735	1,505,016
Cboe Global Markets, Inc.	2,039	239,317
Charles Schwab Corp. (The)	28,961	2,081,427
CME Group, Inc.	6,902	1,222,551
Credit Suisse Group AG (Registered)	65,385	257,689
Daiwa Securities Group, Inc.(x)	32,356	126,782
Deutsche Bank AG (Registered)	50,980	381,314
Deutsche Boerse AG	4,738	780,050
EQT AB	7,399	142,342
Euronext NV(m)	2,148	135,922
FactSet Research Systems, Inc.	728	291,280
Franklin Resources, Inc.	5,376	115,692
Futu Holdings Ltd. (ADR)(x)*	1,465	54,630
Goldman Sachs Group, Inc. (The)	6,595	1,932,665
Hargreaves Lansdown plc	8,669	83,208
Hong Kong Exchanges & Clearing Ltd.	30,031	1,019,646
Intercontinental Exchange, Inc.	10,720	968,552
Invesco Ltd.	6,466	88,584
Japan Exchange Group, Inc.	12,414	167,812
Julius Baer Group Ltd.	5,597	243,544
London Stock Exchange Group plc	8,218	692,971
Macquarie Group Ltd.	9,088	881,945
MarketAxess Holdings, Inc.	725	161,305
Moody’s Corp.	3,082	749,265
Morgan Stanley	26,873	2,123,236
MSCI, Inc.	1,558	657,149
Nasdaq, Inc.	6,642	376,469
Nomura Holdings, Inc.(x)	71,785	236,981
Northern Trust Corp.	4,001	342,326
Partners Group Holding AG	566	454,706
Raymond James Financial, Inc.	3,733	368,895
S&P Global, Inc.	6,665	2,035,158
SBI Holdings, Inc.(x)	6,116	109,907
Schroders plc	18,771	81,267
Singapore Exchange Ltd.	21,147	138,643
St James’s Place plc	13,558	154,657
State Street Corp.	7,050	428,710
T. Rowe Price Group, Inc.	4,365	458,369
UBS Group AG (Registered)	87,698	1,266,882

		25,298,249

Consumer Finance (0.2%)
American Express Co.	11,713	1,580,201
Capital One Financial Corp.	7,548	695,699
Discover Financial Services	5,395	490,513
Synchrony Financial	9,630	271,470

		3,037,883

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	34,741	9,276,542
Eurazeo SE	1,075	56,130
EXOR NV*	2,711	173,975
Groupe Bruxelles Lambert NV	2,507	174,213
Industrivarden AB, Class A	3,178	63,971
Industrivarden AB, Class C	3,759	74,866
Investor AB, Class A(x)	12,412	189,935
Investor AB, Class B	45,427	662,178
Kinnevik AB, Class B*	5,901	77,106
L E Lundbergforetagen AB, Class B	1,978	71,114
M&G plc	63,363	116,652
Mitsubishi HC Capital, Inc.	16,009	68,869
ORIX Corp.	29,804	419,163
Sofina SA	398	67,633
Wendel SE	705	50,426

		11,542,773

Insurance (1.8%)
Admiral Group plc	4,434	94,101
Aegon NV	43,633	173,402
Aflac, Inc.	11,380	639,556
Ageas SA/NV	4,021	145,892
AIA Group Ltd.	300,321	2,493,432
Allianz SE (Registered)	10,185	1,611,783
Allstate Corp. (The)	5,280	657,518
American International Group, Inc.	15,212	722,266
Aon plc, Class A	4,078	1,092,374
Arthur J Gallagher & Co.	4,034	690,701
Assicurazioni Generali SpA	27,691	376,911
Assurant, Inc.	1,039	150,936
Aviva plc	70,541	302,988
AXA SA	46,601	1,020,317
Baloise Holding AG (Registered)	1,145	145,968
Brown & Brown, Inc.	4,499	272,100
Chubb Ltd.	8,136	1,479,776
Cincinnati Financial Corp.	2,864	256,528
Dai-ichi Life Holdings, Inc.	24,429	388,312
Everest Re Group Ltd.	757	198,667
Gjensidige Forsikring ASA	5,036	86,174
Globe Life, Inc.	1,742	173,677
Hannover Rueck SE	1,503	226,992
Hartford Financial Services Group, Inc. (The)	6,315	391,151
Insurance Australia Group Ltd.	60,078	176,900
Japan Post Holdings Co. Ltd.	59,280	392,529
Japan Post Insurance Co. Ltd.(x)	4,804	67,302
Legal & General Group plc	147,271	352,421
Lincoln National Corp.	3,104	136,297
Loews Corp.	3,733	186,053
Marsh & McLennan Cos., Inc.	9,638	1,438,857
Medibank Pvt Ltd.	67,118	149,162
MetLife, Inc.	13,273	806,733
MS&AD Insurance Group Holdings, Inc.(x)	11,156	295,230
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,494	845,153
NN Group NV	6,933	269,838
Phoenix Group Holdings plc	18,491	107,657
Poste Italiane SpA(m)	12,732	96,166
Principal Financial Group, Inc.	4,513	325,613
Progressive Corp. (The)	11,231	1,305,154
Prudential Financial, Inc.	7,201	617,702
Prudential plc	68,549	673,499
QBE Insurance Group Ltd.	36,982	273,192
Sampo OYJ, Class A	11,940	509,569
Sompo Holdings, Inc.	7,841	312,504
Suncorp Group Ltd.	31,481	200,885
Swiss Life Holding AG (Registered)	788	347,187
Swiss Re AG	7,521	552,457
T&D Holdings, Inc.(x)	12,825	121,280
Tokio Marine Holdings, Inc.	45,780	813,676
Travelers Cos., Inc. (The)	4,608	705,946
Tryg A/S	8,993	184,821
W R Berkley Corp.	4,023	259,805
Willis Towers Watson plc	2,141	430,213
Zurich Insurance Group AG	3,752	1,491,512

		28,236,835

Total Financials		117,233,682

Health Care (8.2%)
Biotechnology (1.0%)
AbbVie, Inc.	33,933	4,554,148
Amgen, Inc.	10,258	2,312,153
Argenx SE*	1,373	495,991
Biogen, Inc.*	2,812	750,804
CSL Ltd.	12,011	2,177,869
Genmab A/S*	1,640	528,636

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Gilead Sciences, Inc.	24,086	$1,485,865
Grifols SA*	7,269	62,231
Incyte Corp.*	3,615	240,904
Moderna, Inc.*	6,645	785,771
Regeneron Pharmaceuticals, Inc.*	2,074	1,428,717
Swedish Orphan Biovitrum AB*	4,167	80,665
Vertex Pharmaceuticals, Inc.*	4,911	1,421,931

		16,325,685

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	33,649	3,255,877
ABIOMED, Inc.*	875	214,953
Alcon, Inc.	12,460	721,559
Align Technology, Inc.*	1,407	291,404
Asahi Intecc Co. Ltd.	5,494	86,928
Baxter International, Inc.	9,669	520,772
Becton Dickinson and Co.	5,474	1,219,771
BioMerieux	1,060	83,526
Boston Scientific Corp.*	27,451	1,063,177
Carl Zeiss Meditec AG	1,020	107,414
Cochlear Ltd.	1,672	206,605
Coloplast A/S, Class B	2,982	301,479
Cooper Cos., Inc. (The)	947	249,913
Demant A/S*	2,370	58,403
Dentsply Sirona, Inc.	4,137	117,284
Dexcom, Inc.*	7,537	607,030
DiaSorin SpA	653	72,968
Edwards Lifesciences Corp.*	11,939	986,520
Fisher & Paykel Healthcare Corp. Ltd.	14,063	145,006
Getinge AB, Class B	5,833	100,119
GN Store Nord A/S	3,238	56,404
Hologic, Inc.*	4,789	308,986
Hoya Corp.	9,120	876,841
IDEXX Laboratories, Inc.*	1,613	525,515
Intuitive Surgical, Inc.*	6,893	1,292,024
Koninklijke Philips NV	22,094	341,276
Medtronic plc	25,761	2,080,201
Olympus Corp.	30,776	592,310
ResMed, Inc.	2,809	613,205
Siemens Healthineers AG(m)	7,062	305,903
Smith & Nephew plc	21,734	250,742
Sonova Holding AG (Registered)	1,345	295,779
STERIS plc	1,923	319,756
Straumann Holding AG (Registered)	2,795	254,371
Stryker Corp.	6,463	1,309,016
Sysmex Corp.	4,241	228,251
Teleflex, Inc.	901	181,515
Terumo Corp.(x)	16,097	454,234
Zimmer Biomet Holdings, Inc.	4,024	420,709

		21,117,746

Health Care Providers & Services (1.4%)
AmerisourceBergen Corp.	2,896	391,916
Amplifon SpA	3,230	84,586
Cardinal Health, Inc.	5,231	348,803
Centene Corp.*	11,231	873,884
Cigna Corp.	6,092	1,690,347
CVS Health Corp.	25,181	2,401,512
DaVita, Inc.*	1,163	96,261
Elevance Health, Inc.	4,629	2,102,677
Fresenius Medical Care AG & Co. KGaA	5,081	144,417
Fresenius SE & Co. KGaA	10,554	226,059
HCA Healthcare, Inc.	4,369	802,978
Henry Schein, Inc.*	2,651	174,356
Humana, Inc.	2,429	1,178,527
Laboratory Corp. of America Holdings	1,780	364,562
McKesson Corp.	2,791	948,577
Molina Healthcare, Inc.*	1,127	371,730
NMC Health plc(r)*	3,800	—
Quest Diagnostics, Inc.	2,254	276,543
Ramsay Health Care Ltd.	4,554	167,022
Sonic Healthcare Ltd.	11,300	219,878
UnitedHealth Group, Inc.	18,015	9,098,296
Universal Health Services, Inc., Class B	1,289	113,664

		22,076,595

Health Care Technology (0.0%)†
M3, Inc.	11,080	305,527

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	5,763	700,493
Bachem Holding AG, Class B	837	52,068
Bio-Rad Laboratories, Inc., Class A*	416	173,530
Bio-Techne Corp.	753	213,852
Charles River Laboratories International, Inc.*	976	192,077
Danaher Corp.	12,426	3,209,511
Eurofins Scientific SE	3,407	202,031
Illumina, Inc.*	3,017	575,613
IQVIA Holdings, Inc.*	3,635	658,444
Lonza Group AG (Registered)	1,857	903,076
Mettler-Toledo International, Inc.*	436	472,676
PerkinElmer, Inc.	2,422	291,439
QIAGEN NV*	5,735	241,339
Sartorius AG (Preference)(q)	613	214,102
Sartorius Stedim Biotech	690	210,928
Thermo Fisher Scientific, Inc.	7,517	3,812,547
Waters Corp.*	1,157	311,846
West Pharmaceutical Services, Inc.	1,422	349,926

		12,785,498

Pharmaceuticals (3.6%)
Astellas Pharma, Inc.	45,562	602,255
AstraZeneca plc	38,634	4,248,584
Bayer AG (Registered)	24,495	1,130,393
Bristol-Myers Squibb Co.	40,884	2,906,444
Catalent, Inc.*	3,441	248,991
Chugai Pharmaceutical Co. Ltd.	16,768	418,681
Daiichi Sankyo Co. Ltd.	43,692	1,215,375
Eisai Co. Ltd.(x)	6,344	340,285
Eli Lilly and Co.	15,144	4,896,812
GSK plc	101,408	1,479,136
Hikma Pharmaceuticals plc	4,231	64,060
Ipsen SA	968	89,400
Johnson & Johnson	50,530	8,254,581
Kyowa Kirin Co. Ltd.	6,769	155,283
Merck & Co., Inc.	48,560	4,181,987
Merck KGaA	3,223	526,005
Nippon Shinyaku Co. Ltd.	1,231	62,449
Novartis AG (Registered)	53,940	4,112,021
Novo Nordisk A/S, Class B	41,276	4,114,144
Ono Pharmaceutical Co. Ltd.	8,954	208,288
Organon & Co.	4,870	113,958
Orion OYJ, Class B	2,711	114,266
Otsuka Holdings Co. Ltd.	9,803	310,933
Pfizer, Inc.	107,744	4,714,877
Recordati Industria Chimica e Farmaceutica SpA	2,660	97,716
Roche Holding AG	17,518	5,711,902
Roche Holding AG CHF 1	666	259,504
Sanofi	28,392	2,166,885
Shionogi & Co. Ltd.	6,638	321,127
Takeda Pharmaceutical Co. Ltd.(x)	37,479	973,410
Teva Pharmaceutical Industries Ltd. (ADR)*	27,684	223,410
UCB SA	3,211	222,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Viatris, Inc.	23,280	$198,346
Zoetis, Inc.	9,037	1,340,097

		56,023,691

Total Health Care		128,634,742

Industrials (5.9%)
Aerospace & Defense (0.9%)
Airbus SE	14,739	1,273,336
BAE Systems plc	78,690	691,357
Boeing Co. (The)*	10,679	1,293,013
Dassault Aviation SA	640	72,687
Elbit Systems Ltd.	672	127,282
General Dynamics Corp.	4,426	939,064
Howmet Aerospace, Inc.	7,223	223,407
Huntington Ingalls Industries, Inc.	769	170,334
Kongsberg Gruppen ASA	2,206	66,917
L3Harris Technologies, Inc.	3,704	769,802
Lockheed Martin Corp.	4,548	1,756,847
MTU Aero Engines AG	1,358	204,927
Northrop Grumman Corp.	2,806	1,319,718
Raytheon Technologies Corp.	28,558	2,337,758
Rheinmetall AG	1,108	171,621
Rolls-Royce Holdings plc*	203,930	156,720
Safran SA	8,522	774,859
Singapore Technologies Engineering Ltd.	37,165	92,127
Textron, Inc.	4,130	240,614
Thales SA	2,682	295,824
TransDigm Group, Inc.	996	522,721

		13,500,935

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	2,444	235,382
Deutsche Post AG (Registered)	24,715	752,038
DSV A/S	4,668	541,050
Expeditors International of Washington, Inc.	3,221	284,447
FedEx Corp.	4,579	679,844
Nippon Express Holdings, Inc.	1,957	98,954
SG Holdings Co. Ltd.	7,108	96,598
United Parcel Service, Inc., Class B	14,103	2,278,199
Yamato Holdings Co. Ltd.	7,081	106,001

		5,072,513

Airlines (0.1%)
Alaska Air Group, Inc.*	2,421	94,782
American Airlines Group, Inc.*	12,472	150,163
ANA Holdings, Inc.(x)*	3,852	72,454
Delta Air Lines, Inc.*	12,310	345,419
Deutsche Lufthansa AG (Registered)(x)*	14,567	84,028
Japan Airlines Co. Ltd.*	3,459	61,814
Qantas Airways Ltd.*	22,523	72,502
Singapore Airlines Ltd.*	33,408	117,892
Southwest Airlines Co.*	11,386	351,144
United Airlines Holdings, Inc.*	6,274	204,093

		1,554,291

Building Products (0.4%)
A O Smith Corp.	2,497	121,304
AGC, Inc.	4,795	149,038
Allegion plc	1,686	151,201
Assa Abloy AB, Class B	24,991	467,017
Carrier Global Corp.	16,288	579,201
Cie de Saint-Gobain	12,457	444,264
Daikin Industries Ltd.	6,213	960,033
Fortune Brands Home & Security, Inc.	2,512	134,869
Geberit AG (Registered)	885	378,652
Johnson Controls International plc	13,359	657,530
Kingspan Group plc	3,908	174,608
Lixil Corp.	7,342	106,388
Masco Corp.	4,531	211,552
Nibe Industrier AB, Class B	37,382	331,912
ROCKWOOL A/S, Class B	223	34,959
TOTO Ltd.	3,578	119,474
Trane Technologies plc	4,491	650,342
Xinyi Glass Holdings Ltd.	44,000	63,730

		5,736,074

Commercial Services & Supplies (0.2%)
Brambles Ltd.	35,795	259,716
Cintas Corp.	1,670	648,277
Copart, Inc.*	4,105	436,772
Dai Nippon Printing Co. Ltd.	5,559	110,929
Rentokil Initial plc	46,471	245,385
Republic Services, Inc.	4,004	544,704
Rollins, Inc.	4,350	150,858
Secom Co. Ltd.(x)	5,263	299,032
Securitas AB, Class B(x)	7,631	53,128
Toppan, Inc.	6,640	99,084
Waste Management, Inc.	7,335	1,175,141

		4,023,026

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA(x)	5,813	130,089
Bouygues SA	5,735	149,404
Eiffage SA	2,080	166,509
Ferrovial SA	11,956	271,335
Kajima Corp.	10,420	98,981
Obayashi Corp.	15,771	101,267
Quanta Services, Inc.	2,760	351,596
Shimizu Corp.(x)	13,426	65,882
Skanska AB, Class B	8,291	103,051
Taisei Corp.	4,506	125,335
Vinci SA	13,305	1,068,730

		2,632,179

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	40,516	1,043,326
AMETEK, Inc.	4,434	502,860
Eaton Corp. plc	7,662	1,021,804
Emerson Electric Co.	11,406	835,147
Fuji Electric Co. Ltd.	3,145	115,284
Generac Holdings, Inc.*	1,226	218,400
Legrand SA	6,669	430,877
Mitsubishi Electric Corp.	48,184	435,270
Nidec Corp.	11,151	628,159
Prysmian SpA	6,365	182,317
Rockwell Automation, Inc.	2,233	480,341
Schneider Electric SE	13,528	1,517,719
Siemens Energy AG(x)	10,754	119,703
Siemens Gamesa Renewable Energy SA*	5,810	102,041
Vestas Wind Systems A/S	25,180	461,648

		8,094,896

Industrial Conglomerates (0.6%)
3M Co.	10,927	1,207,433
CK Hutchison Holdings Ltd.	66,210	363,595
DCC plc	2,474	128,709
General Electric Co.	21,136	1,308,530
Hitachi Ltd.	24,142	1,022,227
Honeywell International, Inc.	13,072	2,182,632
Investment AB Latour, Class B	3,608	59,208
Jardine Matheson Holdings Ltd. (London Stock Exchange)	2,741	138,695
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	1,228	62,169
Keppel Corp. Ltd.	35,925	172,492
Lifco AB, Class B	5,681	78,424
Melrose Industries plc	106,562	118,979

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Siemens AG (Registered)	19,074	$1,887,820
Smiths Group plc	9,350	156,702
Toshiba Corp.	9,757	347,517

		9,235,132

Machinery (1.1%)
Alfa Laval AB	7,243	178,940
Alstom SA	7,921	127,371
Atlas Copco AB, Class A	66,972	620,174
Atlas Copco AB, Class B	38,917	321,998
Caterpillar, Inc.	10,242	1,680,507
CNH Industrial NV	25,286	282,295
Cummins, Inc.	2,709	551,309
Daifuku Co. Ltd.(x)	2,591	121,751
Daimler Truck Holding AG*	11,368	260,167
Deere & Co.	5,361	1,789,984
Dover Corp.	2,768	322,693
Epiroc AB, Class A	16,330	233,579
Epiroc AB, Class B	9,504	119,537
FANUC Corp.	4,783	661,670
Fortive Corp.	6,883	401,279
GEA Group AG	3,864	126,354
Hitachi Construction Machinery Co. Ltd.(x)	2,769	51,448
Hoshizaki Corp.	2,760	76,385
Husqvarna AB, Class B(x)	10,201	56,221
IDEX Corp.	1,460	291,781
Illinois Tool Works, Inc.	5,442	983,097
Indutrade AB	6,738	108,663
Ingersoll Rand, Inc.	7,795	337,212
KION Group AG	1,891	36,643
Knorr-Bremse AG	1,842	79,862
Komatsu Ltd.	23,053	416,888
Kone OYJ, Class B	8,514	327,862
Kubota Corp.	25,263	350,326
Kurita Water Industries Ltd.	2,580	90,990
Makita Corp.	5,547	107,551
Minebea Mitsumi, Inc.	9,090	134,820
MISUMI Group, Inc.	7,113	151,336
Mitsubishi Heavy Industries Ltd.(x)	8,041	268,090
NGK Insulators Ltd.(x)	5,752	71,703
Nordson Corp.	1,035	219,700
Otis Worldwide Corp.	8,119	517,992
PACCAR, Inc.	6,676	558,714
Parker-Hannifin Corp.	2,465	597,294
Pentair plc	3,176	129,041
Rational AG	134	65,448
Sandvik AB	26,634	362,688
Schindler Holding AG	1,017	157,756
Schindler Holding AG (Registered)	610	91,697
SKF AB, Class B	9,666	129,253
SMC Corp.	1,428	576,088
Snap-on, Inc.	1,025	206,384
Spirax-Sarco Engineering plc	1,837	211,017
Stanley Black & Decker, Inc.	2,899	218,034
Techtronic Industries Co. Ltd.	34,372	324,728
Toyota Industries Corp.	3,712	176,862
VAT Group AG(m)	677	136,677
Volvo AB, Class A	4,880	72,274
Volvo AB, Class B	37,625	530,898
Wartsila OYJ Abp	11,536	73,497
Westinghouse Air Brake Technologies Corp.	3,507	285,295
Xylem, Inc.	3,458	302,091
Yaskawa Electric Corp.	5,962	172,100

		17,856,014

Marine (0.1%)
AP Moller - Maersk A/S, Class A	80	140,982
AP Moller - Maersk A/S, Class B	126	228,242
Kuehne + Nagel International AG (Registered)	1,367	276,988
Mitsui OSK Lines Ltd.(x)	8,685	155,988
Nippon Yusen KK(x)	12,165	207,756
SITC International Holdings Co. Ltd.	32,000	58,606
ZIM Integrated Shipping Services Ltd.(x)	2,069	48,621

		1,117,183

Professional Services (0.5%)
Adecco Group AG (Registered)	4,029	110,637
Bureau Veritas SA	7,344	164,008
CoStar Group, Inc.*	7,628	531,290
Equifax, Inc.	2,349	402,689
Experian plc	22,959	673,094
Intertek Group plc	4,020	165,385
Jacobs Solutions, Inc.	2,470	267,970
Leidos Holdings, Inc.	2,624	229,521
Nielsen Holdings plc	6,907	191,462
Nihon M&A Center Holdings, Inc.	7,300	82,577
Persol Holdings Co. Ltd.	4,539	82,723
Randstad NV(x)	3,005	129,945
Recruit Holdings Co. Ltd.	35,943	1,037,431
RELX plc (London Stock Exchange)	10,691	260,995
RELX plc (Turquoise Stock Exchange)	37,306	905,012
Robert Half International, Inc.	2,122	162,333
SGS SA (Registered)	161	343,902
Teleperformance	1,467	370,626
Verisk Analytics, Inc.	3,032	517,047
Wolters Kluwer NV	6,546	637,326

		7,265,973

Road & Rail (0.5%)
Aurizon Holdings Ltd.	44,860	98,564
Central Japan Railway Co.	3,602	421,975
CSX Corp.	41,751	1,112,247
East Japan Railway Co.	7,560	388,112
Grab Holdings Ltd., Class A(x)*	32,370	85,133
Hankyu Hanshin Holdings, Inc.	5,742	172,833
JB Hunt Transport Services, Inc.	1,610	251,836
Keio Corp.	2,611	94,445
Keisei Electric Railway Co. Ltd.	3,208	87,478
Kintetsu Group Holdings Co. Ltd.	4,312	142,984
MTR Corp. Ltd.	38,193	174,771
Norfolk Southern Corp.	4,577	959,568
Odakyu Electric Railway Co. Ltd.	7,126	91,154
Old Dominion Freight Line, Inc.	1,763	438,582
Tobu Railway Co. Ltd.	4,748	112,019
Tokyu Corp.(x)	13,101	149,289
Union Pacific Corp.	12,060	2,349,529
West Japan Railway Co.	5,553	212,819

		7,343,338

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	3,387	143,372
Ashtead Group plc	11,077	494,542
Brenntag SE	3,906	238,346
Bunzl plc	8,516	259,160
Fastenal Co.	11,053	508,880
Ferguson plc	5,347	556,771
IMCD NV	1,424	168,999
ITOCHU Corp.(x)	29,638	718,303
Marubeni Corp.	38,082	334,351
Mitsubishi Corp.	31,488	864,779
Mitsui & Co. Ltd.(x)	34,807	746,748
MonotaRO Co. Ltd.	6,336	95,772
Reece Ltd.	5,577	49,329
Sumitomo Corp.	28,152	351,307
Toyota Tsusho Corp.	5,389	167,281
United Rentals, Inc.*	1,375	371,415

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
WW Grainger, Inc.	824	$403,092

		6,472,447

Transportation Infrastructure (0.1%)
Aena SME SA(m)*	1,903	196,909
Aeroports de Paris*	757	87,189
Atlantia SpA	12,283	271,905
Auckland International Airport Ltd.*	30,506	122,616
Getlink SE	11,004	170,557
Transurban Group	76,563	600,519

		1,449,695

Total Industrials		91,353,696

Information Technology (11.3%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	4,321	487,798
Cisco Systems, Inc.	79,771	3,190,840
F5, Inc.*	1,161	168,031
Juniper Networks, Inc.	6,204	162,048
Motorola Solutions, Inc.	3,213	719,616
Nokia OYJ	134,925	576,149
Telefonaktiebolaget LM Ericsson, Class B(x)	72,774	423,816

		5,728,298

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	11,467	767,830
Azbil Corp.(x)	2,821	73,630
CDW Corp.	2,595	405,028
Corning, Inc.	14,597	423,605
Halma plc	9,432	212,380
Hamamatsu Photonics KK	3,486	149,674
Hexagon AB, Class B	48,530	449,935
Hirose Electric Co. Ltd.	758	98,516
Ibiden Co. Ltd.	2,780	76,330
Keyence Corp.	4,852	1,610,878
Keysight Technologies, Inc.*	3,494	549,816
Kyocera Corp.	8,011	404,945
Murata Manufacturing Co. Ltd.	14,323	657,926
Omron Corp.	4,681	213,349
Shimadzu Corp.	6,018	156,648
TDK Corp.	9,734	295,389
TE Connectivity Ltd.	6,187	682,797
Teledyne Technologies, Inc.*	900	303,723
Trimble, Inc.*	4,803	260,659
Venture Corp. Ltd.	6,833	77,825
Yokogawa Electric Corp.	5,537	87,256
Zebra Technologies Corp., Class A*	1,008	264,106

		8,222,245

IT Services (1.9%)
Accenture plc, Class A	12,163	3,129,540
Adyen NV(m)*	541	673,030
Akamai Technologies, Inc.*	3,078	247,225
Amadeus IT Group SA*	11,233	519,964
Automatic Data Processing, Inc.	8,022	1,814,496
Bechtle AG	2,129	77,462
Broadridge Financial Solutions, Inc.	2,251	324,864
Capgemini SE	4,084	652,666
Cognizant Technology Solutions Corp., Class A	10,008	574,860
Computershare Ltd.	13,550	214,892
DXC Technology Co.*	4,695	114,934
Edenred	6,284	288,833
EPAM Systems, Inc.*	1,097	397,322
Fidelity National Information Services, Inc.	11,728	886,285
Fiserv, Inc.*	11,171	1,045,270
FleetCor Technologies, Inc.*	1,485	261,612
Fujitsu Ltd.	4,851	523,144
Gartner, Inc.*	1,547	428,039
Global Payments, Inc.	5,406	584,118
GMO Payment Gateway, Inc.	1,106	74,736
International Business Machines Corp.	17,272	2,052,086
Itochu Techno-Solutions Corp.	2,491	58,100
Jack Henry & Associates, Inc.	1,399	254,996
Mastercard, Inc., Class A	16,491	4,689,051
NEC Corp.	6,204	198,586
Nexi SpA(m)*	12,772	103,132
Nomura Research Institute Ltd.	8,325	204,609
NTT Data Corp.	15,655	202,321
Obic Co. Ltd.	1,756	232,822
Otsuka Corp.	2,886	89,442
Paychex, Inc.	6,170	692,336
PayPal Holdings, Inc.*	22,237	1,913,939
SCSK Corp.(x)	3,800	57,016
TIS, Inc.	5,750	152,677
VeriSign, Inc.*	1,830	317,871
Visa, Inc., Class A	31,602	5,614,095
Wix.com Ltd.*	1,466	114,685
Worldline SA(m)*	6,044	236,352

		30,017,408

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	31,118	1,971,637
Advantest Corp.(x)	4,769	221,633
Analog Devices, Inc.	10,049	1,400,228
Applied Materials, Inc.	16,964	1,389,861
ASM International NV	1,178	263,566
ASML Holding NV	10,135	4,203,909
Broadcom, Inc.	7,840	3,481,038
Disco Corp.(x)	735	160,168
Enphase Energy, Inc.*	2,593	719,480
Infineon Technologies AG	32,561	721,569
Intel Corp.	78,520	2,023,460
KLA Corp.	2,866	867,338
Lam Research Corp.	2,664	975,024
Lasertec Corp.	1,899	190,960
Microchip Technology, Inc.	10,676	651,556
Micron Technology, Inc.	21,443	1,074,294
Monolithic Power Systems, Inc.	842	305,983
NVIDIA Corp.	48,084	5,836,917
NXP Semiconductors NV	5,042	743,745
ON Semiconductor Corp.*	8,344	520,082
Qorvo, Inc.*	2,082	165,332
QUALCOMM, Inc.	21,507	2,429,861
Renesas Electronics Corp.*	29,079	242,348
Rohm Co. Ltd.	2,228	146,122
Skyworks Solutions, Inc.	3,121	266,128
SolarEdge Technologies, Inc.*	1,064	246,273
STMicroelectronics NV	17,041	525,792
SUMCO Corp.	8,638	100,369
Teradyne, Inc.	3,076	231,161
Texas Instruments, Inc.	17,707	2,740,689
Tokyo Electron Ltd.	3,724	922,029
Tower Semiconductor Ltd.*	2,802	122,378

		35,860,930

Software (3.4%)
Adobe, Inc.*	9,073	2,496,890
ANSYS, Inc.*	1,670	370,239
Autodesk, Inc.*	4,177	780,264
AVEVA Group plc	3,092	107,715
Cadence Design Systems, Inc.*	5,295	865,362
Ceridian HCM Holding, Inc.*	2,638	147,411
Check Point Software Technologies Ltd.*	2,590	290,132
CyberArk Software Ltd.*	1,043	156,387
Dassault Systemes SE	16,619	571,256
Fortinet, Inc.*	12,793	628,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Intuit, Inc.	5,431	$2,103,535
Microsoft Corp.	143,618	33,448,632
Nemetschek SE	1,478	71,173
Nice Ltd.*	1,589	300,308
NortonLifeLock, Inc.	11,173	225,024
Oracle Corp. (BMV Mexico Stock Exchange)	949	50,098
Oracle Corp. (Moscow Stock Exchange)	30,229	1,846,085
Paycom Software, Inc.*	925	305,241
PTC, Inc.*	2,022	211,501
Roper Technologies, Inc.	2,034	731,508
Sage Group plc (The)	24,932	191,820
Salesforce, Inc.*	19,078	2,744,180
SAP SE	26,037	2,146,355
ServiceNow, Inc.*	3,849	1,453,421
Synopsys, Inc.*	2,940	898,199
Temenos AG (Registered)	1,630	109,756
Trend Micro, Inc.	3,388	183,489
Tyler Technologies, Inc.*	796	276,610
WiseTech Global Ltd.	3,693	121,299
Xero Ltd.*	3,343	153,635

		53,986,045

Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	291,034	40,220,899
Brother Industries Ltd.	5,995	103,366
Canon, Inc.	24,942	543,975
FUJIFILM Holdings Corp.	8,988	411,298
Hewlett Packard Enterprise Co.	24,966	299,093
HP, Inc.	20,227	504,057
Logitech International SA (Registered)(x)	4,306	196,626
NetApp, Inc.	4,273	264,285
Ricoh Co. Ltd.	14,151	103,266
Seagate Technology Holdings plc	3,796	202,061
Seiko Epson Corp.(x)	6,817	92,977
Western Digital Corp.*	6,014	195,756

		43,137,659

Total Information Technology		176,952,585

Materials (2.4%)
Chemicals (1.3%)
Air Liquide SA	13,039	1,484,709
Air Products and Chemicals, Inc.	4,259	991,197
Akzo Nobel NV	4,561	257,223
Albemarle Corp.	2,249	594,726
Arkema SA	1,496	109,109
Asahi Kasei Corp.	31,279	206,868
BASF SE	22,901	887,500
Celanese Corp.	2,080	187,907
CF Industries Holdings, Inc.	4,006	385,577
Chr Hansen Holding A/S	2,638	129,312
Clariant AG (Registered)*	5,258	83,681
Corteva, Inc.	13,897	794,214
Covestro AG(m)	4,820	139,355
Croda International plc	3,525	251,806
Dow, Inc.	13,981	614,185
DuPont de Nemours, Inc.	9,765	492,156
Eastman Chemical Co.	2,475	175,849
Ecolab, Inc.	4,772	689,172
EMS-Chemie Holding AG (Registered)	178	112,032
Evonik Industries AG	5,110	86,168
FMC Corp.	2,418	255,583
Givaudan SA (Registered)	231	696,445
ICL Group Ltd.	17,651	141,462
International Flavors & Fragrances, Inc.	4,894	444,522
Johnson Matthey plc	4,491	91,312
JSR Corp.	4,462	85,029
Koninklijke DSM NV	4,358	494,284
Linde plc	9,664	2,605,318
LyondellBasell Industries NV, Class A	4,970	374,142
Mitsubishi Chemical Group Corp.(x)	31,201	143,273
Mitsui Chemicals, Inc.	4,657	90,935
Mosaic Co. (The)	6,951	335,942
Nippon Paint Holdings Co. Ltd.	20,125	134,789
Nippon Sanso Holdings Corp.	4,273	67,490
Nissan Chemical Corp.	3,175	141,889
Nitto Denko Corp.	3,593	194,817
Novozymes A/S, Class B	5,088	253,773
OCI NV	2,599	95,568
Orica Ltd.	11,206	94,084
PPG Industries, Inc.	4,536	502,090
Sherwin-Williams Co. (The)	4,596	941,031
Shin-Etsu Chemical Co. Ltd.	9,350	928,489
Sika AG (Registered)	3,642	729,304
Solvay SA	1,858	142,126
Sumitomo Chemical Co. Ltd.	36,279	125,260
Symrise AG	3,331	327,774
Toray Industries, Inc.	33,706	165,432
Tosoh Corp.(x)	6,322	70,594
Umicore SA	5,331	154,566
Yara International ASA	4,133	144,462

		19,644,531

Construction Materials (0.1%)
CRH plc	19,090	611,286
HeidelbergCement AG	3,626	145,246
Holcim AG*	13,822	563,906
James Hardie Industries plc (CHDI)	11,046	215,131
Martin Marietta Materials, Inc.	1,198	385,864
Vulcan Materials Co.	2,552	402,476

		2,323,909

Containers & Packaging (0.1%)
Amcor plc	28,857	309,636
Avery Dennison Corp.	1,569	255,276
Ball Corp.	6,141	296,733
International Paper Co.	7,117	225,609
Packaging Corp. of America	1,799	202,010
Sealed Air Corp.	2,805	124,850
SIG Group AG*	7,752	157,498
Smurfit Kappa Group plc	6,122	172,955
Westrock Co.	4,894	151,176

		1,895,743

Metals & Mining (0.8%)
Anglo American plc	31,683	957,092
Antofagasta plc	9,610	118,542
ArcelorMittal SA	13,132	262,615
BHP Group Ltd. (ASE Stock Exchange)	75,034	1,868,715
BHP Group Ltd. (London Stock Exchange)	51,187	1,285,566
BlueScope Steel Ltd.	11,585	112,078
Boliden AB	6,792	210,056
Evolution Mining Ltd.(x)	44,671	58,907
Fortescue Metals Group Ltd.	42,223	452,520
Freeport-McMoRan, Inc.	27,830	760,594
Glencore plc	243,923	1,288,045
Hitachi Metals Ltd.*	5,177	77,836
JFE Holdings, Inc.(x)	11,888	110,652
Mineral Resources Ltd.	4,260	178,324
Newcrest Mining Ltd.	21,983	239,177
Newmont Corp.	15,240	640,537
Nippon Steel Corp.(x)	20,242	281,748
Norsk Hydro ASA	32,775	176,312
Northern Star Resources Ltd.	28,739	144,887

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Nucor Corp.	5,109	$546,612
Rio Tinto Ltd.	9,256	550,851
Rio Tinto plc	28,034	1,518,420
South32 Ltd.	115,797	267,652
Sumitomo Metal Mining Co. Ltd.	6,133	176,726
voestalpine AG	2,828	47,826

		12,332,290

Paper & Forest Products (0.1%)
Holmen AB, Class B	2,314	88,052
Mondi plc	12,092	186,780
Oji Holdings Corp.(x)	19,684	73,271
Stora Enso OYJ, Class R	13,595	173,388
Svenska Cellulosa AB SCA, Class B	15,037	190,694
UPM-Kymmene OYJ	13,319	423,243

		1,135,428

Total Materials		37,331,901

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)	2,852	399,822
American Tower Corp. (REIT)	8,923	1,915,768
AvalonBay Communities, Inc. (REIT)	2,685	494,550
Boston Properties, Inc. (REIT)	2,738	205,268
British Land Co. plc (The) (REIT)	21,458	82,803
Camden Property Trust (REIT)	2,045	244,275
CapitaLand Integrated Commercial Trust (REIT)	130,410	173,381
CapLand Ascendas REIT (REIT)	83,734	156,066
Covivio (REIT)	1,167	55,796
Crown Castle, Inc. (REIT)	8,224	1,188,779
Daiwa House REIT Investment Corp. (REIT)	55	114,161
Dexus (REIT)	26,213	130,014
Digital Realty Trust, Inc. (REIT)	5,466	542,118
Duke Realty Corp. (REIT)	7,383	355,861
Equinix, Inc. (REIT)	1,748	994,332
Equity Residential (REIT)	6,571	441,703
Essex Property Trust, Inc. (REIT)	1,255	303,999
Extra Space Storage, Inc. (REIT)	2,579	445,419
Federal Realty Investment Trust (REIT)	1,373	123,735
Gecina SA (REIT)	1,163	90,395
GLP J-REIT (REIT)	111	122,531
Goodman Group (REIT)	41,923	418,871
GPT Group (The) (REIT)	46,685	113,318
Healthpeak Properties, Inc. (REIT)	10,361	237,474
Host Hotels & Resorts, Inc. (REIT)	13,726	217,969
Invitation Homes, Inc. (REIT)	11,171	377,245
Iron Mountain, Inc. (REIT)	5,580	245,353
Japan Metropolitan Fund Invest (REIT)	180	135,404
Japan Real Estate Investment Corp. (REIT)	33	135,890
Kimco Realty Corp. (REIT)	11,867	218,472
Klepierre SA (REIT)*	5,307	91,621
Land Securities Group plc (REIT)	17,167	98,736
Link REIT (REIT)	52,051	363,298
Mapletree Logistics Trust (REIT)	80,745	87,185
Mapletree Pan Asia Commercial Trust (REIT)	57,386	68,543
Mid-America Apartment Communities, Inc. (REIT)	2,217	343,790
Mirvac Group (REIT)	96,088	118,677
Nippon Building Fund, Inc. (REIT)	40	175,882
Nippon Prologis REIT, Inc. (REIT)	56	122,144
Nomura Real Estate Master Fund, Inc. (REIT)	110	121,654
Prologis, Inc. (REIT)	14,215	1,444,244
Public Storage (REIT)	2,932	858,519
Realty Income Corp. (REIT)	11,552	672,326
Regency Centers Corp. (REIT)	2,979	160,419
SBA Communications Corp. (REIT)	2,071	589,510
Scentre Group (REIT)	129,413	208,311
Segro plc (REIT)	30,133	252,492
Simon Property Group, Inc. (REIT)	6,305	565,874
Stockland (REIT)	58,178	121,145
UDR, Inc. (REIT)	5,747	239,707
Unibail-Rodamco-Westfield (REIT)*	3,006	123,393
Ventas, Inc. (REIT)	7,675	308,305
VICI Properties, Inc. (REIT)	18,492	551,986
Vicinity Centres (REIT)	94,303	105,297
Vornado Realty Trust (REIT)	3,056	70,777
Warehouses De Pauw CVA (REIT)	3,669	89,127
Welltower, Inc. (REIT)	8,717	560,677
Weyerhaeuser Co. (REIT)	14,296	408,294

		19,602,705

Real Estate Management & Development (0.3%)
Aroundtown SA	24,348	53,724
Azrieli Group Ltd.	1,101	75,002
Capitaland Investment Ltd.	63,909	153,940
CBRE Group, Inc., Class A*	6,277	423,760
City Developments Ltd.	9,394	49,525
CK Asset Holdings Ltd.	49,431	296,613
Daito Trust Construction Co. Ltd.(x)	1,564	146,857
Daiwa House Industry Co. Ltd.(x)	15,024	306,176
ESR Group Ltd.(m)	49,958	126,013
Fastighets AB Balder, Class B*	15,372	60,755
Hang Lung Properties Ltd.	48,886	79,802
Henderson Land Development Co. Ltd.	34,761	97,023
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	24,219	104,384
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	2,994	13,134
Hulic Co. Ltd.	9,269	68,201
LEG Immobilien SE	1,826	109,870
Lendlease Corp. Ltd.	16,787	94,940
Mitsubishi Estate Co. Ltd.	29,556	387,802
Mitsui Fudosan Co. Ltd.	22,525	429,375
New World Development Co. Ltd.	37,648	106,374
Nomura Real Estate Holdings, Inc.	3,072	69,642
Sagax AB, Class B	4,695	77,285
Sino Land Co. Ltd.	86,597	113,961
Sumitomo Realty & Development Co. Ltd.(x)	7,668	174,609
Sun Hung Kai Properties Ltd.	36,160	397,585
Swire Pacific Ltd., Class A	12,280	91,641
Swire Properties Ltd.	28,335	60,890
Swiss Prime Site AG (Registered)	1,960	155,917
UOL Group Ltd.	10,763	49,623
Vonovia SE	17,859	388,679
Wharf Real Estate Investment Co. Ltd.	41,636	188,030

		4,951,132

Total Real Estate		24,553,837

Utilities (1.8%)
Electric Utilities (1.1%)
Acciona SA	635	112,080
Alliant Energy Corp.	4,816	255,200
American Electric Power Co., Inc.	9,861	852,483
Chubu Electric Power Co., Inc.(x)	15,667	140,868
CK Infrastructure Holdings Ltd.	15,061	76,843
CLP Holdings Ltd.	40,945	308,546
Constellation Energy Corp.	6,273	521,851
Duke Energy Corp.	14,784	1,375,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Edison International	7,320	$414,166
EDP - Energias de Portugal SA	69,214	299,637
Electricite de France SA	13,826	160,980
Elia Group SA/NV	837	98,373
Endesa SA	8,037	120,476
Enel SpA	202,791	831,042
Entergy Corp.	3,905	392,960
Evergy, Inc.	4,407	261,776
Eversource Energy	6,623	516,329
Exelon Corp.	18,823	705,110
FirstEnergy Corp.	10,963	405,631
Fortum OYJ	10,824	145,488
HK Electric Investments & HK Electric Investments Ltd.(m)	64,248	45,031
Iberdrola SA	148,472	1,380,252
Kansai Electric Power Co., Inc. (The)(x)	17,084	142,370
Mercury NZ Ltd.	16,603	52,892
NextEra Energy, Inc.	37,724	2,957,939
NRG Energy, Inc.	4,556	174,358
Origin Energy Ltd.	42,923	140,642
Orsted A/S(m)	4,721	375,661
PG&E Corp.*	31,028	387,850
Pinnacle West Capital Corp.	2,170	139,987
Power Assets Holdings Ltd.	34,219	171,030
PPL Corp.	14,131	358,221
Red Electrica Corp. SA	10,010	153,314
Southern Co. (The)	20,403	1,387,404
SSE plc	26,621	451,360
Terna - Rete Elettrica Nazionale	35,081	213,708
Tokyo Electric Power Co. Holdings, Inc.*	37,165	118,112
Verbund AG	1,710	145,711
Xcel Energy, Inc.	10,459	669,376

		17,460,265

Gas Utilities (0.1%)
APA Group	28,755	175,578
Atmos Energy Corp.	2,669	271,838
Enagas SA	6,065	93,607
Hong Kong & China Gas Co. Ltd.	279,152	245,226
Naturgy Energy Group SA	3,588	82,711
Osaka Gas Co. Ltd.	9,325	140,404
Snam SpA	50,278	203,101
Tokyo Gas Co. Ltd.	9,790	165,342

		1,377,807

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	12,825	289,845
EDP Renovaveis SA	7,258	149,170
Meridian Energy Ltd.	31,379	84,372
RWE AG	16,018	589,378
Uniper SE(x)	2,229	8,456

		1,121,221

Multi-Utilities (0.5%)
Ameren Corp.	4,959	399,447
CenterPoint Energy, Inc.	12,087	340,612
CMS Energy Corp.	5,571	324,455
Consolidated Edison, Inc.	6,803	583,425
Dominion Energy, Inc.	15,579	1,076,665
DTE Energy Co.	3,720	427,986
E.ON SE	55,978	433,235
Engie SA	45,540	522,519
National Grid plc	90,922	938,301
NiSource, Inc.	7,792	196,280
Public Service Enterprise Group, Inc.	9,587	539,077
Sempra Energy	6,035	904,888
Veolia Environnement SA	16,629	315,504
WEC Energy Group, Inc.	6,057	541,678

		7,544,072

Water Utilities (0.0%)†
American Water Works Co., Inc.	3,490	454,258
Severn Trent plc	6,255	163,514
United Utilities Group plc	17,026	168,602

		786,374

Total Utilities		28,289,739

Total Common Stocks (56.7%) (Cost $603,754,059)		884,110,546

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.7%)
FHLB
2.500%, 2/13/24	$2,250,000	2,201,573
3.250%, 11/16/28	5,940,000	5,686,557
FHLMC
2.750%, 6/19/23	11,568,000	11,450,546
FNMA
2.875%, 9/12/23	15,892,000	15,666,268
1.875%, 9/24/26	8,398,000	7,686,138

Total U.S. Government Agency Securities		42,691,082

U.S. Treasury Obligations (40.5%)
U.S. Treasury Bonds
6.000%, 2/15/26	8,713,000	9,170,433
6.125%, 11/15/27	10,669,200	11,641,098
5.250%, 11/15/28	6,710,900	7,131,904
U.S. Treasury Notes
2.750%, 11/15/23#	16,965,700	16,673,439
2.125%, 11/30/23	13,983,800	13,642,945
2.250%, 12/31/23	22,911,600	22,344,180
2.500%, 1/31/24	11,740,200	11,460,453
2.750%, 2/15/24	25,955,900	25,399,268
2.125%, 3/31/24	10,373,500	10,043,655
2.250%, 11/15/24	20,888,000	20,039,425
1.500%, 11/30/24	14,061,600	13,264,044
2.000%, 2/15/25	7,633,400	7,243,978
0.500%, 3/31/25	6,451,700	5,885,664
2.125%, 5/15/25	11,422,700	10,821,224
0.250%, 6/30/25	26,854,400	24,103,921
2.000%, 8/15/25#	28,925,400	27,176,319
0.250%, 8/31/25	16,111,000	14,351,378
0.250%, 9/30/25	8,586,100	7,632,238
2.250%, 11/15/25	3,495,500	3,292,597
0.375%, 12/31/25	9,925,800	8,777,354
0.375%, 1/31/26	14,152,800	12,466,627
1.625%, 2/15/26	12,939,100	11,890,831
0.500%, 2/28/26	6,797,400	5,998,705
0.750%, 4/30/26	3,326,000	2,946,368
0.750%, 5/31/26	24,585,400	21,723,507
1.500%, 8/15/26	22,287,200	20,168,175
0.750%, 8/31/26	6,812,400	5,977,349
0.875%, 9/30/26	6,837,700	6,018,779
2.000%, 11/15/26	45,228,500	41,560,754
1.250%, 12/31/26	8,201,200	7,288,816
1.500%, 1/31/27	6,580,200	5,902,131
2.250%, 2/15/27	12,890,700	11,922,891
1.875%, 2/28/27	6,847,700	6,239,967
2.375%, 5/15/27	26,341,100	24,431,370
2.250%, 8/15/27	40,653,700	37,395,054
2.250%, 11/15/27	15,989,500	14,636,638
2.750%, 2/15/28	7,595,100	7,115,659
2.875%, 5/15/28	8,942,200	8,408,462
2.875%, 8/15/28	1,412,600	1,325,416

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 11/15/28	$3,406,400	$3,237,411
2.625%, 2/15/29	7,103,500	6,546,874
2.375%, 5/15/29	7,176,400	6,493,521
1.625%, 8/15/29	5,349,800	4,614,202
1.500%, 2/15/30	4,863,300	4,128,486
0.625%, 5/15/30	12,203,000	9,611,770
0.625%, 8/15/30	15,094,900	11,821,194
1.625%, 5/15/31	13,136,200	11,026,198
1.250%, 8/15/31	12,066,000	9,748,952
1.375%, 11/15/31	9,648,000	7,837,493
1.875%, 2/15/32	22,616,400	19,160,331
2.875%, 5/15/32	11,419,200	10,555,623
2.750%, 8/15/32	2,608,900	2,384,698

Total U.S. Treasury Obligations		630,679,769

Total Long-Term Debt Securities (43.2%) (Cost $736,603,432)		673,370,851

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Commercial Services & Supplies (0.0%)†
Securitas AB(x)* (Cost $13,829)	30,524	12,735

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
Dreyfus Treasury Obligations Cash Management Fund(xx)	250,000	250,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.5%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $7,234,868, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $7,377,740.(xx)	$7,233,078	7,233,078

Total Short-Term Investments (0.5%) (Cost $7,483,078)		7,483,078

Total Investments in Securities (100.4%) (Cost $1,347,854,398)		1,564,977,210
Other Assets Less Liabilities (-0.4%)		(5,983,176)

Net Assets (100%)		$1,558,994,034

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $26,886,851.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $4,454,347 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $13,026,195. This was collateralized by $6,269,093 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/6/22 - 5/15/52 and by cash of $7,483,078 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.7%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.5
Finland	0.3
France	2.0
Germany	1.5
Hong Kong	0.5
Ireland	0.1
Israel	0.2
Italy	0.4
Japan	4.4
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.0
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.1
South Korea	0.0	#
Spain	0.5
Sweden	0.6
Switzerland	1.2
United Arab Emirates	0.0	#
United Kingdom	2.5
United States	81.9
Cash and Other	(0.4)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	16	12/2022	USD	1,328,480	(74,354)
Russell 2000 E-Mini Index	671	12/2022	USD	56,021,790	(7,378,455)
S&P Midcap 400 E-Mini Index	252	12/2022	USD	55,646,640	(7,491,262)

					(14,944,071)

Short Contracts
EURO STOXX 50 Index	(1,127)	12/2022	EUR	(36,614,717)	1,446,976
FTSE 100 Index	(258)	12/2022	GBP	(19,918,593)	1,640,792
S&P 500 E-Mini Index	(643)	12/2022	USD	(115,788,225)	11,987,610
SPI 200 Index	(207)	12/2022	AUD	(21,403,681)	988,739
TOPIX Index	(108)	12/2022	JPY	(13,700,546)	371,915
U.S. Treasury 2 Year Note	(194)	12/2022	USD	(39,845,781)	248,214
U.S. Treasury 5 Year Note	(57)	12/2022	USD	(6,127,945)	60,671
U.S. Treasury 10 Year Note	(368)	12/2022	USD	(41,239,000)	697,335

					17,442,252

					2,498,181

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	32,907,316	AUD	47,703,881	BNP Paribas	10/20/2022	2,387,829
GBP	12,381,245	USD	13,261,638	Citibank NA	11/17/2022	572,620
USD	25,975,180	GBP	22,501,487	Citibank NA	11/17/2022	833,009
USD	24,016,168	GBP	20,571,434	Morgan Stanley	11/17/2022	1,030,553
USD	12,339,020	GBP	10,423,186	UBS AG	11/17/2022	692,610
USD	11,007,670	SEK	120,909,343	Citibank NA	12/1/2022	79,355
USD	27,383,190	CHF	26,683,125	Bank of America	12/7/2022	166,524
USD	2,844,161	CHF	2,781,386	Morgan Stanley	12/7/2022	7,161

Total unrealized appreciation						5,769,661

AUD	8,845,622	USD	5,966,240	JPMorgan Chase Bank	10/20/2022	(308,137)
AUD	11,526,360	USD	7,791,243	JPMorgan Chase Bank	10/20/2022	(417,030)
AUD	61,177,861	USD	42,481,202	Morgan Stanley	10/20/2022	(3,341,474)
GBP	8,094,918	USD	9,265,955	Morgan Stanley	11/17/2022	(221,049)
NZD	20,693,511	USD	12,432,679	Bank of America	11/18/2022	(849,290)
NZD	21,159,772	USD	13,095,836	BNP Paribas	11/18/2022	(1,251,452)
NZD	7,243,978	USD	4,081,332	Morgan Stanley	11/18/2022	(26,446)
NOK	68,024,994	USD	6,586,738	Bank of America	12/1/2022	(331,975)
JPY	1,760,783,461	USD	12,242,993	HSBC Bank plc	12/2/2022	(1,294)
JPY	2,993,408,241	USD	20,884,203	JPMorgan Chase Bank	12/2/2022	(72,784)
JPY	1,336,193,810	USD	9,406,705	Morgan Stanley	12/2/2022	(116,930)
CHF	3,349,522	USD	3,502,992	BNP Paribas	12/7/2022	(86,495)
USD	5,883,413	CHF	5,796,286	Bank of America	12/7/2022	(28,772)
USD	63,731,267	EUR	65,163,162	JPMorgan Chase Bank	12/8/2022	(442,730)

Total unrealized depreciation						(7,495,858)

Net unrealized depreciation						(1,726,197)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Communication Services	$47,586,962	$14,107,064	$—		$61,694,026
Consumer Discretionary	68,236,041	34,166,051	—		102,402,092
Consumer Staples	39,919,608	33,971,951	—		73,891,559
Energy	26,854,489	14,918,198	—		41,772,687
Financials	64,068,741	53,099,241	65,700		117,233,682
Health Care	87,834,011	40,800,731	—	(c)	128,634,742
Industrials	46,272,934	45,080,762	—		91,353,696
Information Technology	153,548,900	23,403,685	—		176,952,585
Materials	14,684,984	22,646,917	—		37,331,901
Real Estate	16,254,714	8,299,123	—		24,553,837
Utilities	18,126,303	10,163,436	—		28,289,739
Forward Currency Contracts	—	5,769,661	—		5,769,661
Futures	17,442,252	—	—		17,442,252
Right
Industrials	—	12,735	—		12,735
Short-Term Investments
Investment Company	250,000	—	—		250,000
Repurchase Agreement	—	7,233,078	—		7,233,078
U.S. Government Agency Securities	—	42,691,082	—		42,691,082
U.S. Treasury Obligations	—	630,679,769	—		630,679,769

Total Assets	$601,079,939	$987,043,484	$65,700		$1,588,189,123

Liabilities:
Forward Currency Contracts	$—	$(7,495,858)	$—		$(7,495,858)
Futures	(14,944,071)	—	—		(14,944,071)

Total Liabilities	$(14,944,071)	$(7,495,858)	$—		$(22,439,929)

Total	$586,135,868	$979,547,626	$65,700		$1,565,749,194

(a)	A security with a market value of $68,543 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

(b)	A security with a market value of $65,700 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$403,287,798
Aggregate gross unrealized depreciation	(194,085,338)

Net unrealized appreciation	$209,202,460

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,356,546,734

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (8.7%)
ACM Auto Trust,
Series 2022-1A A
3.230%, 4/20/29§	$1,631,653	$1,627,016
Affirm Asset Securitization Trust,
Series 2021-A A
0.880%, 8/15/25§	707,899	703,037
Series 2021-Z1 A
1.070%, 8/15/25§	683,050	662,596
Series 2022-X1 A
1.750%, 2/15/27§	1,480,883	1,448,398
AGL CLO 12 Ltd.,
Series 2021-12A A1
3.870%, 7/20/34(l)§	3,900,765	3,730,130
Amur Equipment Finance Receivables XI LLC,
Series 2022-2A A2
5.300%, 6/21/28§	863,000	857,783
Avant Loans Funding Trust,
Series 2021-REV1 A
1.210%, 7/15/30§	4,500,000	4,255,471
Avis Budget Rental Car Funding AESOP LLC,
Series 2017-2A D
4.560%, 3/20/24§	2,181,000	2,172,713
BHG Securitization Trust,
Series 2022-A A
1.710%, 2/20/35§	336,925	315,629
Brex Commercial Charge Card Master Trust,
Series 2021-1 A
2.090%, 7/15/24§	3,246,000	3,178,708
Series 2022-1 A
4.630%, 7/15/25§	2,436,000	2,386,812
Carmax Auto Owner Trust,
Series 2021-1 C
0.940%, 12/15/26	1,177,000	1,069,601
Carvana Auto Receivables Trust,
Series 2021-N1 C
1.300%, 1/10/28	1,598,076	1,522,552
Series 2021-N2 B
0.750%, 3/10/28	303,320	282,996
Series 2021-N3 C
1.020%, 6/12/28	1,453,000	1,401,306
Chase Auto Credit Linked Notes,
Series 2021-1 B
0.875%, 9/25/28§	2,113,726	2,060,102
Series 2021-2 B
0.889%, 12/26/28§	1,826,890	1,771,974
CPS Auto Receivables Trust,
Series 2021-A C
0.830%, 9/15/26§	3,921,000	3,865,203
Series 2022-A B
1.700%, 4/16/29§	2,195,000	2,123,211
Crossroads Asset Trust,
Series 2021-A B
1.120%, 6/20/25§	1,058,000	1,030,743
Donlen Fleet Lease Funding LLC,
Series 2021-2 C
1.200%, 12/11/34§	1,678,000	1,561,930
Drive Auto Receivables Trust,
Series 2021-1 C
1.020%, 6/15/27	1,230,000	1,191,242
Dryden 78 CLO Ltd.,
Series 2020-78A C
4.690%, 4/17/33(l)§	2,120,000	1,940,110
Series 2020-78A D
5.740%, 4/17/33(l)§	850,000	751,614
DT Auto Owner Trust,
Series 2021-2A C
1.100%, 2/16/27§	1,050,000	1,001,566
Elevation CLO Ltd.,
Series 2020-11A C
4.712%, 4/15/33(l)§	1,870,000	1,661,605
Encina Equipment Finance LLC,
Series 2021-1A B
1.210%, 2/16/27§	900,000	849,879
Exeter Automobile Receivables Trust,
Series 2021-1A C
0.740%, 1/15/26	3,332,000	3,276,304
Series 2022-2A A2
2.190%, 11/17/25	2,070,871	2,062,512
FHF Trust,
Series 2021-2A A
0.830%, 12/15/26§	944,050	900,371
First Investors Auto Owner Trust,
Series 2021-2A C
1.470%, 11/15/27§	2,862,000	2,593,404
Flagship Credit Auto Trust,
Series 2020-4 C
1.280%, 2/16/27§	3,820,000	3,659,059
Ford Credit Auto Owner Trust,
Series 2021-1 C
1.910%, 10/17/33§	1,168,000	1,013,789
Foursight Capital Automobile Receivables Trust,
Series 2021-1 C
1.020%, 9/15/26§	1,411,000	1,351,673
Go Mortgage LLC,
1.433%, 8/15/26(l)	1,025,594	950,312
2.435%, 8/15/26(l)	876,000	825,713
2.638%, 8/15/26(l)	98,000	90,396
Goldentree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR
3.780%, 4/20/34(l)§	2,550,000	2,420,088
Hardee’s Funding LLC,
Series 2018-1A A23
5.710%, 6/20/48§	1,354,227	1,264,867
Hertz Vehicle Financing III LLC,
Series 2022-1A A
1.990%, 6/25/26§	2,488,000	2,282,506
LAD Auto Receivables Trust,
Series 2022-1A A
5.210%, 6/15/27§	1,917,712	1,901,318

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Mission Lane Credit Card Master Trust,
Series 2021-A A
1.590%, 9/15/26§	$808,000	$772,911
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§	1,317,885	1,095,341
Nelnet Student Loan Trust,
Series 2021-CA AFX
1.320%, 4/20/62§	2,393,545	2,143,235
OCP CLO Ltd.,
Series 2020-18A AR
3.800%, 7/20/32(l)§	3,424,000	3,308,906
Rad CLO 2 Ltd.,
Series 2018-2A AR
3.592%, 10/15/31(l)§	3,513,691	3,408,115
Rad CLO 7 Ltd.,
Series 2020-7A C
4.740%, 4/17/33(l)§	970,000	891,896
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A
5.380%, 11/25/30§	2,078,049	2,050,889
Santander Bank Auto Credit-Linked Notes,
Series 2022-B B
5.721%, 8/16/32§	2,275,033	2,278,335
Santander Consumer Auto Receivables Trust,
Series 2021-BA B
1.450%, 10/16/28§	1,863,622	1,830,843
United Auto Credit Securitization Trust,
Series 2022-2 A
4.390%, 4/10/25§	1,888,032	1,881,322
Upstart Securitization Trust,
Series 2020-3 A
1.702%, 11/20/30§	139,840	139,603
Voya CLO Ltd.,
Series 2019-1A DR
5.362%, 4/15/31(l)§	800,000	683,859

Total Asset-Backed Securities		90,501,494

Collateralized Mortgage Obligations (2.5%)
Bellemeade Re Ltd.,
Series 2019-1A M1B
4.834%, 3/25/29(l)§	376,745	376,260
Series 2019-3A M1B
4.684%, 7/25/29(l)§	391,854	391,490
Series 2020-3A M1B
5.934%, 10/25/30(l)§	202,376	202,584
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
5.184%, 4/25/47(l)§	314,322	307,470
Connecticut Avenue Securities Trust,
Series 2022-R05 2M1
4.181%, 4/25/42(l)§	741,728	728,978
Eagle RE Ltd.,
Series 2020-1 M1A
3.984%, 1/25/30(l)§	27,692	27,677
FHLMC,
Series 3305 FT
3.218%, 7/15/34(l)	49,845	49,417
Series 3349 FE
3.308%, 7/15/37(l)	920,876	914,733
Series 3807 FM
3.318%, 2/15/41(l)	30,666	30,466
Series 3927 FH
3.268%, 9/15/41(l)	33,503	33,202
Series 4029 LD
1.750%, 1/15/27	949,729	921,882
Series 4087 FB
3.288%, 7/15/42(l)	877,132	868,622
Series 4286 VF
3.268%, 12/15/43(l)	649,101	642,038
Series 4350 KF
2.557%, 1/15/39(l)	310,154	301,293
Series 4457 BA
3.000%, 7/15/39	2,948,402	2,733,957
Series 4459 CA
5.000%, 12/15/34	464,382	466,037
Series 4483 A
3.000%, 12/15/29	214,455	208,865
Series 4486 JN
2.000%, 11/15/24	1,019,937	1,000,136
FHLMC STACR REMIC Trust,
Series 2022-DNA6 M1A
4.435%, 9/25/42(l)§	1,129,158	1,122,450
Series 2022-DNA7 M1A
4.876%, 9/25/42(l)§	3,102,653	3,103,623
FNMA,
Series 2006-42 CF
3.534%, 6/25/36(l)	44,689	44,301
Series 2007-109 GF
3.764%, 12/25/37(l)	71,139	71,296
Series 2010-39 FT
4.034%, 10/25/35(l)	1,749,798	1,771,438
Series 2011-53 FT
3.664%, 6/25/41(l)	159,432	159,055
Series 2011-86 KF
3.634%, 9/25/41(l)	157,449	156,874
Series 2011-86 NF
3.634%, 9/25/41(l)	68,432	68,229
Series 2012-65 FA
3.534%, 6/25/42(l)	26,702	26,315
Series 2013-121 FA
3.484%, 12/25/43(l)	498,475	493,633
Series 2014-49 AF
2.693%, 8/25/44(l)	1,657,245	1,630,927
Series 2014-C04 1M2
7.984%, 11/25/24(l)	731,355	755,816
Series 2014-C04 2M2
8.084%, 11/25/24(l)	113,938	114,639
Series 2015-C01 1M2
7.384%, 2/25/25(l)	251,915	257,074
Series 2015-C02 1M2
7.084%, 5/25/25(l)	63,859	64,829
Series 2016-C02 1M2
9.084%, 9/25/28(l)	444,359	460,134
HFX Funding Issuer LLC,
3.622%, 3/15/35(l)	2,920,000	2,682,633
PMT Credit Risk Transfer Trust,
Series 2019-2R A
5.863%, 5/27/23(l)§	545,618	523,622
Series 2019-3R A
5.813%, 10/27/22(l)§	103,495	99,527
Radnor RE Ltd.,
Series 2019-1 M1B
5.034%, 2/25/29(l)§	1,277,057	1,261,704

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2019-2 M1B
4.834%, 6/25/29(l)§	$417,958	$416,967
Series 2020-1 M1A
4.034%, 1/25/30(l)§	448,248	446,843

Total Collateralized Mortgage Obligations		25,937,036

Commercial Mortgage-Backed Securities (2.5%)
Ashford Hospitality Trust,
Series 2018-KEYS A
3.818%, 6/15/35(l)§	1,590,446	1,547,021
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.652%, 3/10/37(l)§	1,250,000	1,050,027
BBCMS Mortgage Trust,
Series 2020-BID A
4.958%, 10/15/37(l)§	3,190,000	3,142,178
BFLD Trust,
Series 2021-FPM A
4.418%, 6/15/38(l)§	4,795,000	4,617,883
Citigroup Commercial Mortgage Trust,
Series 2013-GC11 B
3.732%, 4/10/46(l)	2,000,000	1,967,336
CLNY Trust,
Series 2019-IKPR D
4.843%, 11/15/38(l)§	2,400,000	2,238,205
GCT Commercial Mortgage Trust,
Series 2021-GCT B
4.068%, 2/15/38(l)§	2,996,618	2,913,039
GS Mortgage Securities Trust,
Series 2011-GC5 AS
5.209%, 8/10/44(l)§	2,968,188	2,898,082
Series 2011-GC5 D
5.302%, 8/10/44(l)§	49,051	22,103
Morgan Stanley Capital I Trust,
Series 2011-C3 C
5.253%, 7/15/49(l)§	302,869	296,125
Series 2019-BPR C
6.118%, 5/15/36(l)§	2,220,000	2,123,047
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 B
3.649%, 3/10/46(l)§	2,414,356	2,384,251

Total Commercial Mortgage-Backed Securities		25,199,297

Corporate Bonds (4.7%)
Communication Services (0.2%)
Entertainment (0.2%)
Warnermedia Holdings, Inc.
3.788%, 3/15/25§	1,728,000	1,629,314

Total Communication Services		1,629,314

Consumer Discretionary (0.3%)
Hotels, Restaurants & Leisure (0.3%)
Las Vegas Sands Corp.
3.200%, 8/8/24	1,453,000	1,364,755
2.900%, 6/25/25	2,462,000	2,190,498

		3,555,253

Total Consumer Discretionary		3,555,253

Financials (2.8%)
Banks (1.7%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26(k)	1,600,000	1,563,535
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	600,000	541,881
Bank of America Corp.
(SOFR + 1.58%), 4.376%, 4/27/28(k)	2,279,000	2,132,214
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§	424,000	415,082
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.304%, 8/9/26(k)	689,000	662,372
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 3.773%, 3/28/25(k)§	1,708,000	1,642,961
Federation des Caisses Desjardins du Quebec
4.400%, 8/23/25§	1,048,000	1,013,152
HSBC Holdings plc
(SOFR + 1.43%), 2.999%, 3/10/26(k)	2,908,000	2,689,451
(SOFR + 2.61%), 5.210%, 8/11/28(k)	1,051,000	984,040
ING Groep NV
(SOFR + 1.83%), 4.017%, 3/28/28(k)	708,000	646,016
JPMorgan Chase & Co.
(SOFR + 1.99%), 4.851%, 7/25/28(k)	2,091,000	2,009,452
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 4.788%, 7/18/25(k)	1,047,000	1,034,831
Santander Holdings USA, Inc.
(United States SOFR Compounded Index + 1.38%), 4.260%, 6/9/25(k)	1,362,000	1,308,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26(k)§	$892,000	$842,659

		17,485,781

Capital Markets (0.5%)
Credit Suisse AG
6.500%, 8/8/23§	1,698,000	1,676,775
Credit Suisse Group AG
(SOFR + 3.34%), 6.373%, 7/15/26(k)§	910,000	880,330
Deutsche Bank AG
(SOFR + 3.19%), 6.119%, 7/14/26(k)	739,000	718,875
Morgan Stanley
(SOFR + 1.67%), 4.679%, 7/17/26(k)	598,000	586,485
(SOFR + 1.61%), 4.210%, 4/20/28(k)	853,000	798,582
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.488%, 5/12/26(k)§	596,000	573,653

		5,234,700

Consumer Finance (0.5%)
Capital One Financial Corp.
(SOFR + 1.29%), 2.636%, 3/3/26(k)	2,229,000	2,066,843
(SOFR + 2.06%), 4.927%, 5/10/28(k)	803,000	762,530
Harley-Davidson Financial Services, Inc.
3.050%, 2/14/27§	630,000	548,831
Synchrony Financial
4.875%, 6/13/25(x)	995,000	961,073
3.950%, 12/1/27	735,000	640,193

		4,979,470

Thrifts & Mortgage Finance (0.1%)
Nationwide Building Society
(SOFR + 1.29%), 2.972%, 2/16/28(k)§	1,611,000	1,392,950

Total Financials		29,092,901

Industrials (0.7%)
Airlines (0.2%)
Southwest Airlines Co.
5.250%, 5/4/25	1,658,000	1,658,232

Machinery (0.3%)
CNH Industrial Capital LLC
3.950%, 5/23/25	1,680,000	1,616,297
Parker-Hannifin Corp.
3.650%, 6/15/24	1,641,000	1,603,624

		3,219,921

Trading Companies & Distributors (0.2%)
Aviation Capital Group LLC
5.500%, 12/15/24§	388,000	376,108
1.950%, 1/30/26§	1,884,000	1,584,239
1.950%, 9/20/26§	623,000	504,919

		2,465,266

Total Industrials		7,343,419

Information Technology (0.6%)
IT Services (0.3%)
Kyndryl Holdings, Inc.
2.050%, 10/15/26	4,060,000	3,200,999

Semiconductors & Semiconductor Equipment (0.1%)
TSMC Arizona Corp.
3.875%, 4/22/27	931,000	886,973

Software (0.1%)
Workday, Inc.
3.500%, 4/1/27	1,138,000	1,051,570

Technology Hardware, Storage & Peripherals (0.1%)
HP, Inc.
4.750%, 1/15/28	1,336,000	1,253,243

Total Information Technology		6,392,785

Real Estate (0.1%)
Equity Real Estate Investment Trusts (REITs) (0.1%)
American Tower Corp. (REIT)
3.650%, 3/15/27	1,138,000	1,040,418

Total Real Estate		1,040,418

Total Corporate Bonds		49,054,090

Mortgage-Backed Securities (0.4%)
FHLMC UMBS
3.500%, 10/1/49	836,602	762,945
3.500%, 11/1/49	3,730,475	3,400,205

Total Mortgage-Backed Securities		4,163,150

Municipal Bonds (0.2%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	18,000	17,772
Bay Area Toll Authority
6.263%, 4/1/49	7,000	7,968
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	6,000	6,292
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	8,000	8,633
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	6,000	6,761
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	6,000	6,603

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal	Value
	Amount	(Note 1)
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	$7,000	$7,149
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2
5.206%, 10/1/31	6,000	5,996
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	8,000	8,525
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	7,000	7,200
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	6,000	7,392
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009- KRY
5.755%, 7/1/29	6,000	6,188
5.750%, 7/1/34	7,000	7,167
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	6,000	6,817
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	37,000	40,083
Los Angeles Community College District
6.600%, 8/1/42	31,000	36,146
Massachusetts Clean Water Trust (The)
5.192%, 8/1/40	40,000	40,330
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	8,000	8,473
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	6,000	6,171
6.648%, 11/15/39	6,000	6,321
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	9,000	11,039
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	33,248
North Texas Tollway Authority
6.718%, 1/1/49	8,000	9,488
Ohio State University (The)
4.910%, 6/1/40	6,000	6,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	9,000	9,327
5.561%, 12/1/49	7,000	7,388
San Diego County Water Authority
6.138%, 5/1/49	6,000	6,761
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	1,000	1,066
6.918%, 4/1/40	6,000	6,939
7.043%, 4/1/50	6,000	7,351
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	6,000	7,209
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	1,000	998
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	6,000	6,080
5.600%, 3/15/40	6,000	6,244
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	8,000	8,271
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481%, 8/1/39	6,000	6,133
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090%, 8/1/33	6,000	6,072
5.140%, 8/1/40	6,000	6,205
Tobacco Settlement Finance Authority
3.000%, 6/1/35	1,537,161	1,458,716

Total Municipal Bonds		1,852,522

U.S. Government Agency Securities (39.3%)
FFCB
0.160%, 10/13/22	40,000,000	39,968,336
0.125%, 3/9/23	50,000,000	49,186,485

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal	Value
	Amount	(Note 1)
0.125%, 4/13/23	$50,000,000	$48,971,935
0.250%, 6/28/23	35,000,000	33,980,285
0.900%, 1/18/24	20,000,000	19,162,340
1.125%, 1/6/25	7,000,000	6,507,174
FHLB
1.375%, 2/17/23	14,835,000	14,707,925
0.125%, 3/17/23	30,000,000	29,503,392
0.125%, 8/28/23	25,000,000	24,070,387
0.500%, 11/9/23	22,000,000	21,121,936
1.875%, 9/11/26	20,000,000	18,279,064
5.500%, 7/15/36	12,000	13,389
FHLMC
2.750%, 6/19/23	2,717,000	2,689,413
0.250%, 8/24/23	13,000,000	12,547,109
0.250%, 11/6/23	50,000,000	47,843,910
1.500%, 2/12/25	25,500,000	23,930,985
0.375%, 7/21/25	12,900,000	11,569,223
FNMA
2.500%, 2/5/24	5,000,000	4,881,956

Total U.S. Government Agency Securities		408,935,244

U.S. Treasury Obligations (41.0%)
U.S. Treasury Notes
0.125%, 11/30/22	46,978,100	46,721,191
0.125%, 3/31/23	117,000,000	114,842,813
0.125%, 5/31/23	27,722,000	27,007,294
0.250%, 9/30/23	9,213,500	8,851,798
2.875%, 9/30/23	50,691,300	50,039,836
0.750%, 12/31/23	20,295,700	19,426,790
1.500%, 2/29/24	35,079,600	33,731,228
2.250%, 3/31/24	40,703,500	39,480,803
3.000%, 6/30/24	29,738,900	29,095,332
1.875%, 2/28/27	2,428,800	2,213,244
3.250%, 6/30/27	56,860,600	54,839,382

Total U.S. Treasury Obligations		426,249,711

Total Long-Term Debt Securities (99.3%) (Cost $1,069,872,664)		1,031,892,544

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.0%)†
Deutsche Bank Securities, Inc.,
2.97%, dated 9/30/22, due 10/3/22, repurchase price $675, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $688.(xx)	675	675
MetLife, Inc.,
3.05%, dated 9/30/22, due 10/3/22, repurchase price $29,332, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $29,926.(xx)	29,325	29,325

Total Repurchase Agreements		30,000

U.S. Treasury Obligation (0.1%)
U.S. Treasury Bills
3.49%, 2/23/23(p)	1,127,200	1,111,455

Total Short-Term Investments (0.1%) (Cost $1,143,532)		1,141,455

Total Investments in Securities (99.4%) (Cost $1,071,016,196)		1,033,033,999
Other Assets Less Liabilities (0.6%)		6,660,857

Net Assets (100%)		$1,039,694,856

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2022, the market value of these securities amounted to $123,150,689 or 11.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)	At September 30, 2022, the Portfolio had loaned securities with a total value of $29,380. This was collateralized by cash of $30,000 which was subsequently invested in joint repurchase agreements.

Glossary:

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	576	12/2022	USD	118,305,000	(1,276,724)

					(1,276,724)

Short Contracts
U.S. Treasury 5 Year Note	(1,571)	12/2022	USD	(168,894,774)	3,946,794
U.S. Treasury 10 Year Note	(64)	12/2022	USD	(7,172,000)	356,320
U.S. Treasury Ultra Bond	(4)	12/2022	USD	(548,000)	52,619

					4,355,733

					3,079,009

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$90,501,494	$—	$90,501,494
Collateralized Mortgage Obligations	—	25,937,036	—	25,937,036
Commercial Mortgage-Backed Securities	—	25,199,297	—	25,199,297
Corporate Bonds
Communication Services	—	1,629,314	—	1,629,314
Consumer Discretionary	—	3,555,253	—	3,555,253
Financials	—	29,092,901	—	29,092,901
Industrials	—	7,343,419	—	7,343,419
Information Technology	—	6,392,785	—	6,392,785
Real Estate	—	1,040,418	—	1,040,418
Futures	4,355,733	—	—	4,355,733
Mortgage-Backed Securities	—	4,163,150	—	4,163,150
Municipal Bonds	—	1,852,522	—	1,852,522
Short-Term Investments
Repurchase Agreements	—	30,000	—	30,000
U.S. Treasury Obligation	—	1,111,455	—	1,111,455
U.S. Government Agency Securities	—	408,935,244	—	408,935,244
U.S. Treasury Obligations	—	426,249,711	—	426,249,711

Total Assets	$4,355,733	$1,033,033,999	$—	$1,037,389,732

Liabilities:
Futures	$(1,276,724)	$—	$—	$(1,276,724)

Total Liabilities	$(1,276,724)	$—	$—	$(1,276,724)

Total	$3,079,009	$1,033,033,999	$—	$1,036,113,008

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,651,807
Aggregate gross unrealized depreciation	(39,464,047)

Net unrealized depreciation	$(34,812,240)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,070,925,248

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	2,100	$75,012
ATN International, Inc.	4,300	165,851
Bandwidth, Inc., Class A*	9,600	114,240
Charge Enterprises, Inc.*	47,300	83,248
Cogent Communications Holdings, Inc.	15,982	833,621
Consolidated Communications Holdings, Inc.*	26,022	108,252
EchoStar Corp., Class A*	16,600	273,402
Globalstar, Inc.(x)*	243,100	386,529
IDT Corp., Class B*	8,000	198,640
Iridium Communications, Inc.*	49,700	2,205,189
Liberty Latin America Ltd., Class A*	11,700	72,423
Liberty Latin America Ltd., Class C*	73,533	452,228
Radius Global Infrastructure, Inc.*	22,800	214,776
Starry Group Holdings, Inc., Class A(x)*	13,700	20,413

		5,203,824

Entertainment (0.2%)
Cinemark Holdings, Inc.*	53,300	645,463
IMAX Corp.*	26,000	367,120
Liberty Media Corp.-Liberty Braves, Class A*	4,300	121,045
Liberty Media Corp.-Liberty Braves, Class C*	16,500	453,750
Lions Gate Entertainment Corp., Class A*	25,700	190,951
Lions Gate Entertainment Corp., Class B*	46,100	320,395
Madison Square Garden Entertainment Corp.*	10,111	445,794
Playstudios, Inc.(x)*	6,700	23,383

		2,567,901

Interactive Media & Services (0.3%)
Bumble, Inc., Class A*	31,400	674,786
Cargurus, Inc.*	35,774	506,917
Cars.com, Inc.*	35,000	402,500
Eventbrite, Inc., Class A*	32,100	195,168
EverQuote, Inc., Class A*	300	2,046
fuboTV, Inc.(x)*	52,700	187,085
MediaAlpha, Inc., Class A*	5,000	43,750
QuinStreet, Inc.*	14,500	152,250
Shutterstock, Inc.	9,700	486,649
TrueCar, Inc.*	34,500	52,095
Vimeo, Inc.*	52,100	208,400
Yelp, Inc.*	27,700	939,307
Ziff Davis, Inc.*	16,800	1,150,464
ZipRecruiter, Inc., Class A*	29,100	480,150

		5,481,567

Media (0.4%)
Advantage Solutions, Inc.(x)*	12,800	27,264
AMC Networks, Inc., Class A*	12,900	261,870
Audacy, Inc.*	21,400	8,262
Boston Omaha Corp., Class A*	3,000	69,120
Cardlytics, Inc.*	12,900	121,260
Clear Channel Outdoor Holdings, Inc.*	145,400	199,198
EW Scripps Co. (The), Class A*	21,965	247,546
Gannett Co., Inc.*	43,100	65,943
Gray Television, Inc.	41,800	598,576
iHeartMedia, Inc., Class A*	44,800	328,384
Integral Ad Science Holding Corp.*	11,000	79,640
John Wiley & Sons, Inc., Class A	17,300	649,788
Magnite, Inc.*	48,238	316,924
PubMatic, Inc., Class A*	15,200	252,776
Scholastic Corp.	13,300	409,108
Sinclair Broadcast Group, Inc., Class A	25,900	468,531
Stagwell, Inc.*	6,400	44,480
TechTarget, Inc.*	12,000	710,400
TEGNA, Inc.	84,800	1,753,664
Thryv Holdings, Inc.*	2,700	61,641
WideOpenWest, Inc.*	20,100	246,627

		6,921,002

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	25,100	304,212
Shenandoah Telecommunications Co.	24,728	420,870
Telephone and Data Systems, Inc.	40,500	562,950
United States Cellular Corp.*	3,800	98,914

		1,386,946

Total Communication Services		21,561,240

Consumer Discretionary (11.4%)
Auto Components (0.7%)
Adient plc*	40,700	1,129,425
American Axle & Manufacturing Holdings, Inc.*	47,100	321,693
Dana, Inc.	47,000	537,210
Dorman Products, Inc.*	10,600	870,472
Fox Factory Holding Corp.*	16,800	1,328,544
Gentherm, Inc.*	14,300	711,139
Goodyear Tire & Rubber Co. (The)*	110,686	1,116,822
Holley, Inc.(x)*	4,700	19,035
LCI Industries	9,900	1,004,454
Luminar Technologies, Inc.(x)*	86,900	633,066
Modine Manufacturing Co.*	3,500	45,290
Motorcar Parts of America, Inc.*	3,300	50,226
Patrick Industries, Inc.	9,900	434,016
Standard Motor Products, Inc.	9,700	315,250
Stoneridge, Inc.*	8,000	135,600
Tenneco, Inc., Class A*	30,000	521,700
Visteon Corp.*	10,100	1,071,206
XPEL, Inc.(m)*	7,900	509,076

		10,754,224

Automobiles (0.1%)
Canoo, Inc.(x)*	36,300	68,063
Fisker, Inc.(x)*	63,600	480,180
Lordstown Motors Corp.(x)*	44,900	82,167
Winnebago Industries, Inc.	16,200	862,002
Workhorse Group, Inc.(x)*	39,300	112,791

		1,605,203

Distributors (0.9%)
Funko, Inc., Class A*	7,800	157,716
Pool Corp.	47,763	15,198,664

		15,356,380

Diversified Consumer Services (0.5%)
2U, Inc.*	28,700	179,375
Adtalem Global Education, Inc.*	18,553	676,257
Chegg, Inc.*	45,300	954,471
Coursera, Inc.*	41,100	443,058
Duolingo, Inc.*	8,600	818,978
European Wax Center, Inc., Class A(x)	9,500	175,275
Frontdoor, Inc.*	30,100	613,739
Graham Holdings Co., Class B	1,600	860,768
Laureate Education, Inc., Class A	48,800	514,840
OneSpaWorld Holdings Ltd.*	600	5,040
Perdoceo Education Corp.*	29,300	301,790
PowerSchool Holdings, Inc., Class A*	16,600	277,054

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Strategic Education, Inc.	10,531	$646,709
Stride, Inc.*	17,700	743,931
Udemy, Inc.(x)*	26,300	317,967
Vivint Smart Home, Inc.*	34,800	228,984
WW International, Inc.*	21,700	85,281

		7,843,517

Hotels, Restaurants & Leisure (2.9%)
Accel Entertainment, Inc.*	2,600	20,306
Bally’s Corp.(x)*	10,000	197,600
Biglari Holdings, Inc., Class B*	70	8,092
BJ’s Restaurants, Inc.*	10,700	255,195
Bloomin’ Brands, Inc.	37,500	687,375
Bluegreen Vacations Holding Corp.	3,131	51,724
Bowlero Corp.(x)*	13,300	163,723
Brinker International, Inc.*	22,200	554,556
Cheesecake Factory, Inc. (The)	22,000	644,160
Chuy’s Holdings, Inc.*	6,700	155,306
Cracker Barrel Old Country Store, Inc.	11,185	1,035,507
Dave & Buster’s Entertainment, Inc.*	19,800	614,394
Denny’s Corp.*	29,712	279,590
Dine Brands Global, Inc.	8,000	508,480
Everi Holdings, Inc.*	26,600	431,452
Golden Entertainment, Inc.*	6,400	223,296
Hilton Grand Vacations, Inc.*	33,100	1,088,659
International Game Technology plc	37,468	591,994
Jack in the Box, Inc.	9,900	733,293
Krispy Kreme, Inc.(x)	32,583	375,682
Life Time Group Holdings, Inc.*	13,300	129,675
Light & Wonder, Inc.*	38,500	1,650,880
Lindblad Expeditions Holdings, Inc.*	3,900	26,364
Monarch Casino & Resort, Inc.*	4,900	275,086
NEOGAMES SA*	3,500	45,150
Noodles & Co., Class A*	1,700	7,990
Papa John’s International, Inc.	13,066	914,751
Planet Fitness, Inc., Class A*	246,084	14,189,203
Portillo’s, Inc., Class A*	4,100	80,729
Red Rock Resorts, Inc., Class A	24,500	839,370
Rush Street Interactive, Inc.*	20,800	76,544
Ruth’s Hospitality Group, Inc.	3,800	64,068
SeaWorld Entertainment, Inc.*	19,700	896,547
Shake Shack, Inc., Class A*	17,500	787,150
Sweetgreen, Inc., Class A(x)*	32,211	595,904
Target Hospitality Corp.(x)*	19,000	239,780
Texas Roadhouse, Inc.	24,900	2,172,774
Vail Resorts, Inc.	61,321	13,223,261
Wingstop, Inc.	12,300	1,542,666

		46,378,276

Household Durables (1.9%)
Cavco Industries, Inc.*	3,500	720,160
Century Communities, Inc.	12,500	534,750
GoPro, Inc., Class A*	62,600	308,618
Green Brick Partners, Inc.*	4,700	100,486
Helen of Troy Ltd.*	9,033	871,142
Installed Building Products, Inc.	10,400	842,296
iRobot Corp.(x)*	14,119	795,323
KB Home	29,779	771,872
La-Z-Boy, Inc.	25,600	577,792
LGI Homes, Inc.*	8,900	724,193
Lovesac Co. (The)*	4,800	97,824
M.D.C. Holdings, Inc.	25,502	699,265
M/I Homes, Inc.*	12,800	463,744
Meritage Homes Corp.*	14,500	1,018,915
NVR, Inc.*	2,140	8,532,351
Purple Innovation, Inc.(x)*	20,100	81,405
Skyline Champion Corp.*	23,400	1,237,158
Sonos, Inc.*	52,188	725,413
Taylor Morrison Home Corp., Class A*	47,140	1,099,305
TopBuild Corp.*	56,367	9,288,154
Tri Pointe Homes, Inc.*	41,360	624,950
Tupperware Brands Corp.*	24,900	163,095
Universal Electronics, Inc.*	100	1,967
Vizio Holding Corp., Class A(x)*	12,700	110,998
Vuzix Corp.(x)*	23,500	136,065
Weber, Inc., Class A(x)	21,800	143,226

		30,670,467

Internet & Direct Marketing Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	10,600	68,794
CarParts.com, Inc.*	19,000	98,230
ContextLogic, Inc., Class A(x)*	207,200	152,064
Duluth Holdings, Inc., Class B(x)*	300	2,112
Groupon, Inc.(x)*	10,200	81,192
Lands’ End, Inc.*	4,400	33,968
Overstock.com, Inc.*	16,500	401,775
Porch Group, Inc.(x)*	29,800	67,050
Quotient Technology, Inc.*	33,500	77,385
Qurate Retail, Inc.	127,500	256,275
RealReal, Inc. (The)*	32,000	48,000
Revolve Group, Inc.(x)*	14,400	312,336
Stitch Fix, Inc., Class A*	28,000	110,600
Vivid Seats, Inc., Class A(x)	10,400	79,664
Xometry, Inc., Class A(x)*	9,200	522,468

		2,311,913

Leisure Products (0.2%)
Acushnet Holdings Corp.	14,600	634,954
Johnson Outdoors, Inc., Class A	400	20,524
Latham Group, Inc.(x)*	4,000	14,360
Malibu Boats, Inc., Class A*	9,700	465,503
Smith & Wesson Brands, Inc.	10,100	104,737
Sturm Ruger & Co., Inc.	8,300	421,557
Topgolf Callaway Brands Corp.*	47,000	905,220
Vista Outdoor, Inc.*	21,126	513,784

		3,080,639

Multiline Retail (0.0%)†
Big Lots, Inc.(x)	17,100	266,931
Dillard’s, Inc., Class A(x)	1,600	436,416
Franchise Group, Inc.(x)	11,300	274,590

		977,937

Specialty Retail (3.8%)
Aaron’s Co., Inc. (The)	10,700	104,004
Abercrombie & Fitch Co., Class A*	27,200	422,960
Academy Sports & Outdoors, Inc.	30,000	1,265,400
American Eagle Outfitters, Inc.(x)	69,100	672,343
America’s Car-Mart, Inc.*	1,500	91,530
Arko Corp.	46,700	438,513
Asbury Automotive Group, Inc.*	8,900	1,344,790
Bed Bath & Beyond, Inc.(x)*	36,313	221,146
Boot Barn Holdings, Inc.*	13,000	759,980
Buckle, Inc. (The)	11,600	367,256
Caleres, Inc.	15,400	372,988
Camping World Holdings, Inc., Class A(x)	16,900	427,908
Cato Corp. (The), Class A	3,100	29,574
Children’s Place, Inc. (The)*	6,400	197,696
Citi Trends, Inc.*	900	13,959
Designer Brands, Inc., Class A	26,900	411,839
EVgo, Inc.(x)*	18,800	148,708
Five Below, Inc.*	74,941	10,317,128
Floor & Decor Holdings, Inc., Class A*	136,020	9,556,765
Foot Locker, Inc.	30,200	940,126
Genesco, Inc.*	5,800	228,056
Group 1 Automotive, Inc.	6,237	891,080
GrowGeneration Corp.(x)*	21,700	75,950

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Guess?, Inc.(x)	12,900	$189,243
Hibbett, Inc.	7,600	378,556
Lithia Motors, Inc., Class A	48,129	10,326,077
MarineMax, Inc.*	9,400	280,026
Monro, Inc.	14,850	645,381
Murphy USA, Inc.	8,200	2,254,262
National Vision Holdings, Inc.*	394,457	12,879,021
ODP Corp. (The)*	19,590	688,589
Party City Holdco, Inc.(x)*	44,300	69,994
Rent-A-Center, Inc.	26,400	462,264
Sally Beauty Holdings, Inc.*	57,800	728,280
Shoe Carnival, Inc.	3,600	77,184
Signet Jewelers Ltd.	17,000	972,230
Sleep Number Corp.*	11,800	398,958
Sonic Automotive, Inc., Class A	12,200	528,260
Urban Outfitters, Inc.(x)*	34,400	675,960
Warby Parker, Inc., Class A(x)*	30,400	405,536
Winmark Corp.	100	21,634
Zumiez, Inc.*	10,600	228,218

		61,509,372

Textiles, Apparel & Luxury Goods (0.3%)
Crocs, Inc.*	23,700	1,627,242
Ermenegildo Zegna NV(x)	7,300	78,475
G-III Apparel Group Ltd.*	24,000	358,800
Kontoor Brands, Inc.	24,900	836,889
Oxford Industries, Inc.	7,600	682,328
PLBY Group, Inc.(x)*	9,800	39,494
Steven Madden Ltd.	34,293	914,594
Wolverine World Wide, Inc.	32,200	495,558

		5,033,380

Total Consumer Discretionary		185,521,308

Consumer Staples (2.5%)
Beverages (0.3%)
Celsius Holdings, Inc.*	20,800	1,886,144
Coca-Cola Consolidated, Inc.	1,800	741,114
Duckhorn Portfolio, Inc. (The)*	13,400	193,362
MGP Ingredients, Inc.(x)	5,400	573,264
National Beverage Corp.	10,800	416,232
Primo Water Corp.	58,934	739,622
Vita Coco Co., Inc. (The)(x)*	2,900	33,031

		4,582,769

Food & Staples Retailing (1.1%)
Andersons, Inc. (The)	13,600	422,008
Chefs’ Warehouse, Inc. (The)*	14,200	411,374
Grocery Outlet Holding Corp.*	379,640	12,638,216
HF Foods Group, Inc.(x)*	4,700	18,189
Ingles Markets, Inc., Class A	6,200	491,102
PriceSmart, Inc.	9,000	518,310
SpartanNash Co.	13,800	400,476
Sprouts Farmers Market, Inc.*	47,500	1,318,125
United Natural Foods, Inc.*	24,500	842,065
Weis Markets, Inc.(x)	5,800	413,192

		17,473,057

Food Products (0.5%)
B&G Foods, Inc.(x)	25,300	417,197
Beyond Meat, Inc.(x)*	22,400	317,408
Calavo Growers, Inc.	5,000	158,750
Cal-Maine Foods, Inc.	18,200	1,011,738
Fresh Del Monte Produce, Inc.	12,400	288,176
Hain Celestial Group, Inc. (The)*	27,400	462,512
Hostess Brands, Inc.*	57,800	1,343,272
J & J Snack Foods Corp.	6,900	893,343
John B Sanfilippo & Son, Inc.	500	37,865
Lancaster Colony Corp.	7,800	1,172,184
Landec Corp.*	1,400	12,446
Mission Produce, Inc.*	800	11,568
Simply Good Foods Co. (The)*	31,903	1,020,577
Sovos Brands, Inc.*	1,700	24,208
SunOpta, Inc.*	35,600	323,960
Tattooed Chef, Inc.(x)*	7,800	38,844
Tootsie Roll Industries, Inc.	2,445	81,369
TreeHouse Foods, Inc.*	20,800	882,336
Utz Brands, Inc.	23,600	356,360

		8,854,113

Household Products (0.1%)
Central Garden & Pet Co., Class A*	19,300	659,288
Energizer Holdings, Inc.	27,300	686,322
WD-40 Co.	5,600	984,144

		2,329,754

Personal Products (0.4%)
Beauty Health Co. (The)*	33,700	397,323
BellRing Brands, Inc.*	43,504	896,617
Edgewell Personal Care Co.	25,400	949,960
elf Beauty, Inc.*	15,200	571,824
Herbalife Nutrition Ltd.*	36,100	718,029
Inter Parfums, Inc.	8,400	633,864
Medifast, Inc.	5,100	552,636
Nature’s Sunshine Products, Inc.*	2,500	20,600
Nu Skin Enterprises, Inc., Class A	19,900	664,063
USANA Health Sciences, Inc.*	7,400	414,770
Veru, Inc.(x)*	23,700	273,024

		6,092,710

Tobacco (0.1%)
Universal Corp.	12,000	552,480
Vector Group Ltd.	60,794	535,595

		1,088,075

Total Consumer Staples		40,420,478

Energy (6.2%)
Energy Equipment & Services (1.9%)
Archrock, Inc.	62,200	399,324
Borr Drilling Ltd.*	48,900	162,348
Bristow Group, Inc.*	9,133	214,534
Cactus, Inc., Class A	263,140	10,112,470
ChampionX Corp.	77,400	1,514,718
Diamond Offshore Drilling, Inc.*	36,400	241,332
DMC Global, Inc.*	4,400	70,312
Dril-Quip, Inc.*	15,700	306,464
Expro Group Holdings NV*	17,383	221,460
Helix Energy Solutions Group, Inc.*	22,700	87,622
Helmerich & Payne, Inc.	42,200	1,560,134
Liberty Energy, Inc., Class A*	52,000	659,360
Nabors Industries Ltd.*	3,300	334,785
National Energy Services Reunited Corp.*	11,400	67,716
Newpark Resources, Inc.*	7,600	19,152
NexTier Oilfield Solutions, Inc.*	66,592	492,781
Noble Corp. plc*	27,161	803,422
Oceaneering International, Inc.*	46,600	370,936
Patterson-UTI Energy, Inc.	881,590	10,296,971
ProPetro Holding Corp.*	33,200	267,260
RPC, Inc.	22,315	154,643
Select Energy Services, Inc., Class A*	20,200	140,794
Solaris Oilfield Infrastructure, Inc., Class A	19,800	185,328
Tidewater, Inc.*	21,850	474,145
US Silica Holdings, Inc.*	23,500	257,325
Valaris Ltd.(x)*	22,200	1,086,468
Weatherford International plc*	25,700	829,853

		31,331,657

Oil, Gas & Consumable Fuels (4.3%)
Arch Resources, Inc.(x)	6,600	782,760
Archaea Energy, Inc.*	21,700	390,817
Berry Corp.	4,800	36,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Brigham Minerals, Inc., Class A	17,500	$431,725
California Resources Corp.	33,700	1,295,091
Callon Petroleum Co.*	16,000	560,160
Chord Energy Corp.	17,223	2,355,579
Civitas Resources, Inc.	26,846	1,540,692
Clean Energy Fuels Corp.*	76,500	408,510
CNX Resources Corp.*	83,000	1,288,990
Comstock Resources, Inc.*	35,700	617,253
CONSOL Energy, Inc.	12,800	823,296
Crescent Energy Co., Class A(x)	9,680	130,390
CVR Energy, Inc.	10,800	312,984
Delek US Holdings, Inc.	25,680	696,955
Denbury, Inc.*	20,200	1,742,452
DHT Holdings, Inc.	51,900	392,364
Dorian LPG Ltd.	8,515	115,549
Earthstone Energy, Inc., Class A(x)*	16,500	203,280
Energy Fuels, Inc.(x)*	57,100	349,452
Equitrans Midstream Corp.	163,800	1,225,224
Excelerate Energy, Inc., Class A	9,300	217,620
FLEX LNG Ltd.(x)	10,400	329,368
Frontline Ltd.	58,800	642,684
Gevo, Inc.(x)*	78,200	178,296
Golar LNG Ltd.*	46,400	1,156,288
Green Plains, Inc.*	17,900	520,353
Gulfport Energy Corp.*	4,300	379,647
HighPeak Energy, Inc.(x)	7,100	153,786
International Seaways, Inc.	17,955	630,759
Kinetik Holdings, Inc.(x)	4,200	136,836
Kosmos Energy Ltd.*	200,900	1,038,653
Laredo Petroleum, Inc.*	5,000	314,250
Magnolia Oil & Gas Corp., Class A(x)	61,800	1,224,258
Matador Resources Co.	308,520	15,092,798
Murphy Oil Corp.	58,700	2,064,479
NextDecade Corp.(x)*	10,700	64,414
Northern Oil and Gas, Inc.	23,900	655,099
Ovintiv, Inc.	289,440	13,314,240
Par Pacific Holdings, Inc.*	14,200	233,022
PBF Energy, Inc., Class A*	35,200	1,237,632
Peabody Energy Corp.(x)*	42,900	1,064,778
Permian Resources Corp.*	72,500	493,000
Ranger Oil Corp.	7,700	242,165
REX American Resources Corp.*	4,800	134,016
SandRidge Energy, Inc.*	13,000	212,030
Scorpio Tankers, Inc.	22,100	929,084
SFL Corp. Ltd.	47,800	435,458
SilverBow Resources, Inc.(x)*	5,900	158,592
Sitio Royalties Corp.(x)	2,400	53,064
SM Energy Co.	44,100	1,658,601
Talos Energy, Inc.*	24,100	401,265
Targa Resources Corp.	97,860	5,904,872
Tellurian, Inc.(x)*	185,800	444,062
Uranium Energy Corp.(x)*	88,400	309,400
Vertex Energy, Inc.(x)*	21,300	132,699
W&T Offshore, Inc.*	49,800	291,828
World Fuel Services Corp.	31,600	740,704

		68,889,623

Total Energy		100,221,280

Financials (13.4%)
Banks (5.7%)
1st Source Corp.	6,535	302,570
Allegiance Bancshares, Inc.	7,300	303,899
Amalgamated Financial Corp.	5,700	128,535
Amerant Bancorp, Inc.	10,400	258,336
American National Bankshares, Inc.	3,500	111,825
Ameris Bancorp	24,920	1,114,173
Arrow Financial Corp.	3,155	90,924
Associated Banc-Corp.	60,600	1,216,848
Atlantic Union Bankshares Corp.	31,544	958,307
Banc of California, Inc.	21,000	335,370
BancFirst Corp.	8,200	733,654
Bancorp, Inc. (The)*	23,500	516,530
Bank First Corp.(x)	1,100	84,128
Bank of Marin Bancorp	300	8,985
Bank of NT Butterfield & Son Ltd. (The)	26,100	847,206
BankUnited, Inc.	29,700	1,014,849
Banner Corp.	13,700	809,396
Bar Harbor Bankshares	600	15,912
Berkshire Hills Bancorp, Inc.	20,400	556,920
Brookline Bancorp, Inc.	33,856	394,422
Business First Bancshares, Inc.	900	19,377
Byline Bancorp, Inc.	4,900	99,225
Cadence Bank	67,753	1,721,604
Cambridge Bancorp	1,000	79,740
Camden National Corp.	4,025	171,465
Capital City Bank Group, Inc.	4,700	146,217
Capstar Financial Holdings, Inc.	1,100	20,383
Carter Bankshares, Inc.*	1,800	28,980
Cathay General Bancorp	29,001	1,115,378
CBTX, Inc.	5,300	155,025
Central Pacific Financial Corp.	10,500	217,245
Citizens & Northern Corp.	4,200	101,556
City Holding Co.	7,300	647,437
Civista Bancshares, Inc.	2,800	58,128
CNB Financial Corp.	3,540	83,438
Coastal Financial Corp.*	800	31,792
Columbia Banking System, Inc.	33,075	955,537
Community Bank System, Inc.	22,596	1,357,568
Community Trust Bancorp, Inc.	2,100	85,155
ConnectOne Bancorp, Inc.	16,200	373,572
CrossFirst Bankshares, Inc.*	7,800	101,790
Customers Bancorp, Inc.*	10,800	318,384
CVB Financial Corp.	51,335	1,299,802
Dime Community Bancshares, Inc.	15,719	460,252
Eagle Bancorp, Inc.	12,230	548,149
Eastern Bankshares, Inc.	64,370	1,264,227
Enterprise Bancorp, Inc.	900	26,919
Enterprise Financial Services Corp.	16,084	708,339
Equity Bancshares, Inc., Class A	2,900	85,927
Farmers & Merchants Bancorp, Inc.(x)	600	16,122
Farmers National Banc Corp.	5,400	70,686
FB Financial Corp.	16,444	628,325
Financial Institutions, Inc.	800	19,256
First Bancorp (Nasdaq Stock Exchange)	17,188	628,737
First Bancorp (Quotrix Stock Exchange)	78,100	1,068,408
First Bancorp, Inc. (The)	3,240	89,262
First Bancshares, Inc. (The)	1,700	50,779
First Bank	400	5,468
First Busey Corp.	26,331	578,755
First Commonwealth Financial Corp.	36,600	469,944
First Community Bankshares, Inc.	3,800	121,714
First Financial Bancorp	35,765	753,926
First Financial Bankshares, Inc.	47,300	1,978,559
First Financial Corp.	500	22,595
First Foundation, Inc.	18,800	341,032
First Internet Bancorp	1,300	44,018
First Interstate BancSystem, Inc., Class A	39,134	1,579,057
First Merchants Corp.	20,120	778,242
First Mid Bancshares, Inc.	6,800	217,396
First of Long Island Corp. (The)	1,400	24,136
Five Star Bancorp(x)	200	5,672
Flushing Financial Corp.	2,900	56,173

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Fulton Financial Corp.	61,300	$968,540
German American Bancorp, Inc.	15,650	558,862
Glacier Bancorp, Inc.	41,730	2,050,195
Great Southern Bancorp, Inc.	2,200	125,554
Guaranty Bancshares, Inc.	1,390	48,080
Hancock Whitney Corp.	35,902	1,644,671
Hanmi Financial Corp.	11,800	279,424
HarborOne Bancorp, Inc.	7,100	95,282
HBT Financial, Inc.	1,400	25,410
Heartland Financial USA, Inc.	17,055	739,505
Heritage Commerce Corp.	4,500	51,030
Heritage Financial Corp.	15,266	404,091
Hilltop Holdings, Inc.	24,399	606,315
Home BancShares, Inc.	69,275	1,559,380
HomeStreet, Inc.	4,700	135,407
HomeTrust Bancshares, Inc.	3,300	72,930
Hope Bancorp, Inc.	44,585	563,554
Horizon Bancorp, Inc.	16,500	296,340
Independent Bank Corp.	1,300	24,830
Independent Bank Corp./MA	19,045	1,419,424
Independent Bank Group, Inc.	13,962	857,127
International Bancshares Corp.	20,600	875,500
Lakeland Bancorp, Inc.	17,110	273,931
Lakeland Financial Corp.	10,455	761,229
Live Oak Bancshares, Inc.	12,400	379,440
Macatawa Bank Corp.	3,600	33,336
Mercantile Bank Corp.	1,500	44,565
Metrocity Bankshares, Inc.	2,000	39,280
Metropolitan Bank Holding Corp.*	3,800	244,568
Mid Penn Bancorp, Inc.	300	8,619
Midland States Bancorp, Inc.	600	14,142
MidWestOne Financial Group, Inc.	800	21,832
National Bank Holdings Corp., Class A	11,300	417,987
NBT Bancorp, Inc.	16,295	618,395
Nicolet Bankshares, Inc.*	4,800	338,112
Northwest Bancshares, Inc.	55,870	754,804
OceanFirst Financial Corp.	24,343	453,754
OFG Bancorp	26,100	655,893
Old National Bancorp	119,906	1,974,852
Old Second Bancorp, Inc.	10,400	135,720
Origin Bancorp, Inc.	7,700	296,219
Orrstown Financial Services, Inc.	900	21,528
Pacific Premier Bancorp, Inc.	38,550	1,193,508
Park National Corp.	6,450	802,896
Pathward Financial, Inc.	11,000	362,560
PCSB Financial Corp.	2,700	48,411
Peapack-Gladstone Financial Corp.	3,800	127,870
Peoples Bancorp, Inc.	9,734	281,605
Peoples Financial Services Corp.	400	18,736
Pinnacle Financial Partners, Inc.	147,619	11,971,901
Preferred Bank	4,900	319,627
Premier Financial Corp.	14,994	385,346
Primis Financial Corp.	1,600	19,408
QCR Holdings, Inc.	5,800	295,452
RBB Bancorp	1,000	20,780
Red River Bancshares, Inc.	400	19,772
Renasant Corp.	26,500	828,920
Republic Bancorp, Inc., Class A	2,800	107,240
Republic First Bancorp, Inc.*	200	566
S&T Bancorp, Inc.	21,059	617,239
Sandy Spring Bancorp, Inc.	16,589	584,928
Seacoast Banking Corp. of Florida	27,000	816,210
ServisFirst Bancshares, Inc.	19,300	1,544,000
Sierra Bancorp	2,800	55,300
Silvergate Capital Corp., Class A*	10,500	791,175
Simmons First National Corp., Class A	49,819	1,085,556
SmartFinancial, Inc.	900	22,239
South Plains Financial, Inc.	1,000	27,560
Southern First Bancshares, Inc.*	400	16,664
Southside Bancshares, Inc.	14,736	521,065
SouthState Corp.	29,150	2,306,348
Stock Yards Bancorp, Inc.	12,150	826,322
Summit Financial Group, Inc.	1,400	37,716
Texas Capital Bancshares, Inc.*	19,400	1,145,182
Tompkins Financial Corp.	7,351	533,830
Towne Bank	29,009	778,311
TriCo Bancshares	10,782	481,416
Triumph Bancorp, Inc.*	9,000	489,150
Trustmark Corp.	23,320	714,292
UMB Financial Corp.	16,060	1,353,697
United Bankshares, Inc.	51,502	1,841,196
United Community Banks, Inc.	36,600	1,211,460
Univest Financial Corp.	11,100	260,628
Valley National Bancorp	150,109	1,621,177
Veritex Holdings, Inc.	17,824	473,940
Washington Federal, Inc.	25,000	749,500
Washington Trust Bancorp, Inc.	6,100	283,528
WesBanco, Inc.	22,675	756,665
West Bancorp, Inc.	4,300	89,483
Westamerica Bancorp	13,500	705,915

		92,069,609

Capital Markets (3.3%)
Ares Management Corp.	173,151	10,726,704
Artisan Partners Asset Management, Inc., Class A	27,100	729,803
AssetMark Financial Holdings, Inc.*	4,300	78,647
Associated Capital Group, Inc., Class A	3,030	111,383
B Riley Financial, Inc.	8,600	382,872
BGC Partners, Inc., Class A	151,900	476,966
Blucora, Inc.*	18,200	351,988
Brightsphere Investment Group, Inc.	12,108	180,530
Cohen & Steers, Inc.	11,366	711,853
Cowen, Inc., Class A	11,500	444,360
Diamond Hill Investment Group, Inc.	100	16,500
Donnelley Financial Solutions, Inc.*	12,400	458,428
Federated Hermes, Inc., Class B	35,900	1,189,008
Focus Financial Partners, Inc., Class A*	23,027	725,581
GAMCO Investors, Inc., Class A	3,630	61,892
Hamilton Lane, Inc., Class A	14,800	882,228
Houlihan Lokey, Inc.	20,700	1,560,366
LPL Financial Holdings, Inc.	91,269	19,940,451
MarketWise, Inc.(x)*	5,200	11,856
Moelis & Co., Class A	25,500	862,155
Open Lending Corp., Class A*	41,800	336,072
Oppenheimer Holdings, Inc., Class A	800	24,784
Perella Weinberg Partners	10,600	67,098
Piper Sandler Cos.	8,000	837,920
PJT Partners, Inc., Class A	147,590	9,861,964
Pzena Investment Management, Inc., Class A	8,100	76,788
Sculptor Capital Management, Inc.	3,700	32,708
StepStone Group, Inc., Class A	14,900	365,199
StoneX Group, Inc.*	6,446	534,631
Value Line, Inc.	100	4,390
Victory Capital Holdings, Inc., Class A	7,200	167,832
Virtus Investment Partners, Inc.	3,395	541,570
WisdomTree Investments, Inc.	27,100	126,828

		52,881,355

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	1,100	28,853
Bread Financial Holdings, Inc.	18,200	572,390
Encore Capital Group, Inc.*	11,250	511,650

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Enova International, Inc.*	16,700	$488,809
FirstCash Holdings, Inc.	16,004	1,173,893
Green Dot Corp., Class A*	25,200	478,296
LendingClub Corp.*	38,200	422,110
LendingTree, Inc.*	4,700	112,142
Navient Corp.	56,657	832,291
Nelnet, Inc., Class A	6,550	518,695
NerdWallet, Inc., Class A*	5,800	51,446
Oportun Financial Corp.*	500	2,185
PRA Group, Inc.*	17,960	590,166
PROG Holdings, Inc.*	26,800	401,464
Sunlight Financial Holdings, Inc.(x)*	5,000	6,200
World Acceptance Corp.(x)*	1,700	164,594

		6,355,184

Diversified Financial Services (0.1%)
A-Mark Precious Metals, Inc.	4,600	130,594
Banco Latinoamericano de Comercio Exterior SA, Class E	1,820	23,769
Cannae Holdings, Inc.*	27,500	568,150
Compass Diversified Holdings	22,100	399,126
Jackson Financial, Inc., Class A	27,500	763,125

		1,884,764

Insurance (2.6%)
Ambac Financial Group, Inc.*	5,300	67,575
American Equity Investment Life Holding Co.	34,180	1,274,572
AMERISAFE, Inc.	8,790	410,757
Argo Group International Holdings Ltd.	16,910	325,687
Bright Health Group, Inc.(x)*	83,100	87,255
BRP Group, Inc., Class A*	16,500	434,775
CNO Financial Group, Inc.	52,600	945,222
Crawford & Co., Class A	2,500	14,350
Donegal Group, Inc., Class A	5,400	72,846
eHealth, Inc.*	12,700	49,657
Employers Holdings, Inc.	10,481	361,490
Enstar Group Ltd.*	4,750	805,553
Genworth Financial, Inc., Class A*	189,998	664,993
Goosehead Insurance, Inc., Class A*	7,100	253,044
Greenlight Capital Re Ltd., Class A*	4,516	33,599
HCI Group, Inc.(x)	2,300	90,160
Hippo Holdings, Inc.(x)*	1,176	21,756
Horace Mann Educators Corp.	18,310	646,160
James River Group Holdings Ltd.	14,500	330,745
Kinsale Capital Group, Inc.	70,994	18,133,287
Lemonade, Inc.(x)*	14,700	311,346
MBIA, Inc.*	13,500	124,200
Mercury General Corp.	9,700	275,674
National Western Life Group, Inc., Class A	500	85,400
NI Holdings, Inc.*	3,800	50,768
Oscar Health, Inc., Class A*	48,100	240,019
Palomar Holdings, Inc.*	11,600	971,152
ProAssurance Corp.	25,000	487,750
RLI Corp.	16,000	1,638,080
Safety Insurance Group, Inc.	5,424	442,381
Selective Insurance Group, Inc.	23,840	1,940,576
Selectquote, Inc.*	56,679	41,376
SiriusPoint Ltd.*	29,400	145,530
Stewart Information Services Corp.	12,600	549,864
Trupanion, Inc.(x)*	162,317	9,646,499
United Fire Group, Inc.	7,800	224,094

		42,198,192

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Apollo Commercial Real Estate Finance, Inc. (REIT)	70,548	585,548
Arbor Realty Trust, Inc. (REIT)	51,400	591,100
Ares Commercial Real Estate Corp. (REIT)	13,500	141,075
ARMOUR Residential REIT, Inc. (REIT)(x)	34,300	167,041
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	60,600	1,414,404
BrightSpire Capital, Inc. (REIT)	32,500	205,075
Broadmark Realty Capital, Inc. (REIT)(x)	64,100	327,551
Chimera Investment Corp. (REIT)(x)	95,600	499,032
Claros Mortgage Trust, Inc. (REIT)(x)	33,500	393,290
Dynex Capital, Inc. (REIT)	9,200	107,180
Ellington Financial, Inc. (REIT)(x)	20,700	235,359
Franklin BSP Realty Trust, Inc. (REIT)(x)	30,600	329,562
Granite Point Mortgage Trust, Inc. (REIT)	2,800	18,032
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	34,100	1,020,613
Invesco Mortgage Capital, Inc. (REIT)	9,969	110,656
KKR Real Estate Finance Trust, Inc. (REIT)	18,800	305,500
Ladder Capital Corp. (REIT)	54,887	491,788
MFA Financial, Inc. (REIT)	56,525	439,764
New York Mortgage Trust, Inc. (REIT)(x)	170,600	399,204
Orchid Island Capital, Inc. (REIT)(x)	10,520	86,264
PennyMac Mortgage Investment Trust (REIT)	40,863	481,366
Ready Capital Corp. (REIT)	20,700	209,898
Redwood Trust, Inc. (REIT)(x)	57,300	328,902
TPG RE Finance Trust, Inc. (REIT)	13,300	93,100
Two Harbors Investment Corp. (REIT)(x)	136,500	453,180

		9,434,484

Thrifts & Mortgage Finance (0.7%)
Axos Financial, Inc.*	21,380	731,837
Bridgewater Bancshares, Inc.*	1,700	27,999
Capitol Federal Financial, Inc.	60,600	502,980
Columbia Financial, Inc.*	15,100	319,063
Enact Holdings, Inc.(x)	8,500	188,445
Essent Group Ltd.	44,300	1,544,741
Federal Agricultural Mortgage Corp., Class C	4,000	396,560
Flagstar Bancorp, Inc.	19,533	652,402
Greene County Bancorp, Inc.	300	17,181
Hingham Institution For Savings (The)	300	75,333
Home Bancorp, Inc.	800	31,192
Kearny Financial Corp.	24,645	261,730
Luther Burbank Corp.	10,800	125,496
Merchants Bancorp	3,200	73,824
Mr Cooper Group, Inc.*	26,761	1,083,821
NMI Holdings, Inc., Class A*	40,300	820,911
Northfield Bancorp, Inc.	4,000	57,240
PennyMac Financial Services, Inc.	12,000	514,800
Provident Bancorp, Inc.	1,308	18,718
Provident Financial Services, Inc.	36,756	716,742
Radian Group, Inc.	67,566	1,303,348
Southern Missouri Bancorp, Inc.	1,000	51,030
TrustCo Bank Corp.	1,600	50,272
Walker & Dunlop, Inc.	11,300	946,149
Waterstone Financial, Inc.	1,100	17,776
WSFS Financial Corp.	29,381	1,365,041

		11,894,631

Total Financials		216,718,219

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (19.2%)
Biotechnology (7.1%)
2seventy bio, Inc.*	13,000	$189,150
ACADIA Pharmaceuticals, Inc.*	47,900	783,644
ADC Therapeutics SA(x)*	203,822	982,422
Adicet Bio, Inc.*	9,700	137,934
Affimed NV*	48,400	99,704
Agenus, Inc.*	120,400	246,820
Agios Pharmaceuticals, Inc.*	24,700	698,516
Akero Therapeutics, Inc.(x)*	3,100	105,555
Albireo Pharma, Inc.*	7,100	137,456
Alector, Inc.*	22,900	216,634
Alkermes plc*	64,200	1,433,586
Allogene Therapeutics, Inc.(x)*	24,177	261,112
Allovir, Inc.(x)*	8,800	69,432
ALX Oncology Holdings, Inc.(x)*	4,500	43,065
Amicus Therapeutics, Inc.*	98,529	1,028,643
AnaptysBio, Inc.(x)*	7,700	196,427
Anavex Life Sciences Corp.(x)*	24,300	250,776
Anika Therapeutics, Inc.*	5,100	121,380
Apellis Pharmaceuticals, Inc.*	33,100	2,260,730
Arcellx, Inc.(x)*	7,400	138,898
Arcturus Therapeutics Holdings, Inc.*	10,200	151,164
Arcus Biosciences, Inc.*	171,100	4,475,976
Arcutis Biotherapeutics, Inc.*	12,800	244,608
Arrowhead Pharmaceuticals, Inc.*	181,824	6,009,283
Ascendis Pharma A/S (ADR)(x)*	46,521	4,803,758
Atara Biotherapeutics, Inc.*	29,500	111,510
Aurinia Pharmaceuticals, Inc.(x)*	48,800	366,976
Avid Bioservices, Inc.*	24,500	468,440
Avidity Biosciences, Inc.*	14,400	235,152
Beam Therapeutics, Inc.(x)*	23,100	1,100,484
BioCryst Pharmaceuticals, Inc.*	77,400	975,240
Biohaven Pharmaceutical Holding Co. Ltd.*	22,700	3,431,559
Bioxcel Therapeutics, Inc.(x)*	3,700	43,734
Bluebird Bio, Inc.(x)*	7,800	49,374
Blueprint Medicines Corp.*	109,046	7,185,041
Bridgebio Pharma, Inc.*	43,076	428,175
C4 Therapeutics, Inc.*	13,800	121,026
CareDx, Inc.*	23,500	399,970
Catalyst Pharmaceuticals, Inc.*	42,700	547,841
Celldex Therapeutics, Inc.*	15,700	441,327
Celularity, Inc., Class A*	4,500	10,395
Century Therapeutics, Inc.(x)*	1,100	10,879
Cerevel Therapeutics Holdings, Inc.*	19,900	562,374
ChemoCentryx, Inc.*	22,200	1,146,852
Chimerix, Inc.*	29,100	56,163
Chinook Therapeutics, Inc.*	13,040	256,366
Cogent Biosciences, Inc.(x)*	8,200	122,344
Coherus Biosciences, Inc.*	449,995	4,324,452
Crinetics Pharmaceuticals, Inc.*	19,200	377,088
CTI BioPharma Corp.(x)*	41,400	240,948
Cullinan Oncology, Inc.*	8,800	112,816
Cytokinetics, Inc.*	32,500	1,574,625
Day One Biopharmaceuticals, Inc.(x)*	15,400	308,462
Deciphera Pharmaceuticals, Inc.*	18,600	344,100
Denali Therapeutics, Inc.*	36,400	1,117,116
Design Therapeutics, Inc.*	6,500	108,680
Dynavax Technologies Corp.(x)*	47,500	495,900
Dyne Therapeutics, Inc.*	2,700	34,290
Eagle Pharmaceuticals, Inc.*	3,700	97,754
Editas Medicine, Inc.*	27,600	337,824
Eiger BioPharmaceuticals, Inc.(x)*	18,500	139,305
Emergent BioSolutions, Inc.*	20,700	434,493
Enanta Pharmaceuticals, Inc.*	7,900	409,773
EQRx, Inc.(x)*	29,000	143,550
Erasca, Inc.(x)*	302,073	2,356,169
Fate Therapeutics, Inc.*	34,500	773,145
FibroGen, Inc.*	42,600	554,226
Foghorn Therapeutics, Inc.(x)*	1,400	12,012
Forma Therapeutics Holdings, Inc.*	13,000	259,350
Generation Bio Co.*	17,478	92,808
Geron Corp.*	131,700	308,178
Global Blood Therapeutics, Inc.*	24,000	1,634,400
Gossamer Bio, Inc.(x)*	23,300	279,134
Halozyme Therapeutics, Inc.*	49,400	1,953,276
Heron Therapeutics, Inc.(x)*	43,700	184,414
Ideaya Biosciences, Inc.*	9,300	138,756
IGM Biosciences, Inc.(x)*	7,800	177,372
Imago Biosciences, Inc.(x)*	1,100	16,555
ImmunityBio, Inc.(x)*	44,500	221,165
ImmunoGen, Inc.*	106,300	508,114
Immunovant, Inc.*	25,800	143,964
Inhibrx, Inc.(x)*	10,800	193,860
Inovio Pharmaceuticals, Inc.*	71,700	123,682
Insmed, Inc.*	50,400	1,085,616
Instil Bio, Inc.(x)*	26,700	129,228
Intellia Therapeutics, Inc.*	115,331	6,453,923
Intercept Pharmaceuticals, Inc.(x)*	3,300	46,035
Iovance Biotherapeutics, Inc.*	54,900	525,942
Ironwood Pharmaceuticals, Inc.*	49,800	515,928
iTeos Therapeutics, Inc.*	9,400	179,070
IVERIC bio, Inc.*	37,000	663,780
Janux Therapeutics, Inc.*	1,200	16,248
Jounce Therapeutics, Inc.*	29,300	68,562
KalVista Pharmaceuticals, Inc.*	500	7,255
Karuna Therapeutics, Inc.*	41,322	9,294,557
Karyopharm Therapeutics, Inc.*	29,500	161,070
Keros Therapeutics, Inc.*	6,500	244,530
Kezar Life Sciences, Inc.*	14,188	122,159
Kiniksa Pharmaceuticals Ltd., Class A*	12,900	165,636
Kinnate Biopharma, Inc.(x)*	1,300	15,535
Kodiak Sciences, Inc.*	15,200	117,648
Kronos Bio, Inc.*	15,500	51,925
Krystal Biotech, Inc.*	7,500	522,750
Kura Oncology, Inc.*	26,400	360,624
Kymera Therapeutics, Inc.*	11,600	252,532
Legend Biotech Corp. (ADR)*	106,213	4,333,490
Ligand Pharmaceuticals, Inc.*	6,550	564,020
Lyell Immunopharma, Inc.(x)*	56,772	416,139
MacroGenics, Inc.*	24,700	85,462
Madrigal Pharmaceuticals, Inc.*	4,500	292,455
MannKind Corp.(x)*	96,800	299,112
MeiraGTx Holdings plc*	12,000	100,920
Mersana Therapeutics, Inc.*	32,700	221,052
MiMedx Group, Inc.(x)*	44,500	127,715
Mirum Pharmaceuticals, Inc.*	7,500	157,575
Monte Rosa Therapeutics, Inc.(x)*	1,200	9,804
Morphic Holding, Inc.*	6,300	178,290
Myriad Genetics, Inc.*	38,100	726,948
Nkarta, Inc.(x)*	15,600	205,296
Nurix Therapeutics, Inc.*	12,500	162,875
Nuvalent, Inc., Class A(x)*	6,900	134,136
Ocugen, Inc.(x)*	73,900	131,542
Organogenesis Holdings, Inc.*	25,900	83,916
PDL BioPharma, Inc.(r)(x)*	73,900	33,924
PMV Pharmaceuticals, Inc.(x)*	18,000	214,200
Point Biopharma Global, Inc.(x)*	18,200	140,686
Praxis Precision Medicines, Inc.*	4,500	10,215
Precigen, Inc.(x)*	35,700	75,684
Prometheus Biosciences, Inc.(x)*	11,500	678,615
Protagonist Therapeutics, Inc.*	13,800	116,334
Prothena Corp. plc*	13,600	824,568
PTC Therapeutics, Inc.*	30,800	1,546,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
RAPT Therapeutics, Inc.*	6,400	$153,984
Recursion Pharmaceuticals, Inc., Class A(x)*	43,815	466,192
REGENXBIO, Inc.*	18,700	494,241
Relay Therapeutics, Inc.*	23,400	523,458
Replimune Group, Inc.*	10,300	177,881
REVOLUTION Medicines, Inc.*	18,900	372,708
Rigel Pharmaceuticals, Inc.*	56,000	66,080
Rocket Pharmaceuticals, Inc.*	15,900	253,764
Sage Therapeutics, Inc.*	19,000	744,040
Sana Biotechnology, Inc.(x)*	33,400	200,400
Sangamo Therapeutics, Inc.*	47,800	234,220
Seres Therapeutics, Inc.*	33,500	215,070
Sorrento Therapeutics, Inc.(x)*	108,400	170,188
SpringWorks Therapeutics, Inc.*	10,600	302,418
Stoke Therapeutics, Inc.*	8,000	102,720
Sutro Biopharma, Inc.*	10,300	57,165
Syndax Pharmaceuticals, Inc.*	18,800	451,764
Talaris Therapeutics, Inc.*	1,000	2,630
TG Therapeutics, Inc.*	54,400	322,048
Travere Therapeutics, Inc.*	24,000	591,360
Twist Bioscience Corp.*	20,373	717,944
Ultragenyx Pharmaceutical, Inc.*	106,382	4,405,279
Vanda Pharmaceuticals, Inc.*	21,603	213,438
Vaxart, Inc.(x)*	41,300	90,034
Vaxcyte, Inc.*	15,800	379,200
Veracyte, Inc.*	28,100	466,460
Vericel Corp.*	20,300	470,960
Verve Therapeutics, Inc.(x)*	13,700	470,595
Vir Biotechnology, Inc.*	185,082	3,568,381
VistaGen Therapeutics, Inc.*	1,700	259
Xencor, Inc.*	27,600	717,048
Y-mAbs Therapeutics, Inc.*	13,000	187,460
Zentalis Pharmaceuticals, Inc.*	13,510	292,627

		114,443,353

Health Care Equipment & Supplies (6.2%)
Alphatec Holdings, Inc.*	24,600	215,004
AngioDynamics, Inc.*	14,600	298,716
Artivion, Inc.*	16,300	225,592
AtriCure, Inc.*	330,061	12,905,385
Atrion Corp.	700	395,500
Avanos Medical, Inc.*	25,500	555,390
Axogen, Inc.*	15,700	187,144
Axonics, Inc.*	17,700	1,246,788
BioLife Solutions, Inc.*	12,300	279,825
Bioventus, Inc., Class A(x)*	18,707	130,949
Butterfly Network, Inc.(x)*	38,500	180,950
Cardiovascular Systems, Inc.*	19,100	264,726
Cerus Corp.*	72,400	260,640
CONMED Corp.	10,881	872,330
CryoPort, Inc.*	16,700	406,812
Cue Health, Inc.(x)*	10,500	31,605
Cutera, Inc.(x)*	6,600	300,960
Embecta Corp.	20,900	601,711
Figs, Inc., Class A(x)*	46,400	382,800
Glaukos Corp.*	21,076	1,122,086
Haemonetics Corp.*	20,200	1,495,406
Heska Corp.*	3,300	240,636
Inari Medical, Inc.*	172,080	12,499,891
Inogen, Inc.*	6,900	167,532
Inspire Medical Systems, Inc.*	10,900	1,933,333
Insulet Corp.*	25,870	5,934,578
Integer Holdings Corp.*	15,100	939,673
iRadimed Corp.	4,700	141,282
iRhythm Technologies, Inc.*	102,317	12,818,274
Lantheus Holdings, Inc.*	211,100	14,846,663
LeMaitre Vascular, Inc.	7,200	364,896
LivaNova plc*	20,032	1,017,025
Meridian Bioscience, Inc.*	18,700	589,611
Merit Medical Systems, Inc.*	20,575	1,162,693
Mesa Laboratories, Inc.	2,300	323,909
Nano-X Imaging Ltd.(x)*	3,600	41,292
Neogen Corp.*	42,866	598,838
Nevro Corp.*	14,200	661,720
NuVasive, Inc.*	21,400	937,534
Omnicell, Inc.*	18,100	1,575,243
OraSure Technologies, Inc.*	24,500	92,855
Orthofix Medical, Inc.*	8,200	156,702
OrthoPediatrics Corp.*	5,500	253,770
Outset Medical, Inc.*	18,300	291,519
Paragon 28, Inc.(x)*	16,800	299,376
PROCEPT BioRobotics Corp.(x)*	9,300	385,578
Pulmonx Corp.(x)*	10,200	169,932
SeaSpine Holdings Corp.*	12,800	72,704
Senseonics Holdings, Inc.(x)*	166,300	219,516
Shockwave Medical, Inc.*	13,556	3,769,517
SI-BONE, Inc.*	9,400	164,124
Sight Sciences, Inc.(x)*	1,700	10,795
Silk Road Medical, Inc.*	267,614	12,042,630
STAAR Surgical Co.*	19,100	1,347,505
Surmodics, Inc.*	4,500	136,800
Tactile Systems Technology, Inc.*	8,200	63,878
TransMedics Group, Inc.*	9,100	379,834
Treace Medical Concepts, Inc.*	8,200	180,974
UFP Technologies, Inc.*	700	60,088
Utah Medical Products, Inc.	1,500	127,965
Varex Imaging Corp.*	11,400	240,996
ViewRay, Inc.*	39,500	143,780

		99,765,780

Health Care Providers & Services (2.8%)
1Life Healthcare, Inc.*	65,600	1,125,040
23andMe Holding Co.(x)*	48,600	138,996
Accolade, Inc.*	20,192	230,593
AdaptHealth Corp.*	32,575	611,758
Addus HomeCare Corp.*	6,900	657,156
Agiliti, Inc.(x)*	7,600	108,756
Alignment Healthcare, Inc.*	29,700	351,648
AMN Healthcare Services, Inc.*	16,300	1,727,148
Apollo Medical Holdings, Inc.(x)*	14,500	565,500
Aveanna Healthcare Holdings, Inc.*	11,200	16,800
Brookdale Senior Living, Inc.*	71,500	305,305
Cano Health, Inc.*	58,900	510,663
CareMax, Inc.*	3,800	26,942
Castle Biosciences, Inc.*	8,500	221,680
Clover Health Investments Corp.*	138,900	236,130
Community Health Systems, Inc.*	49,800	107,070
CorVel Corp.*	3,500	484,505
Covetrus, Inc.*	48,900	1,021,032
Cross Country Healthcare, Inc.*	14,700	417,039
DocGo, Inc.(x)*	24,700	245,024
Ensign Group, Inc. (The)	21,500	1,709,250
Fulgent Genetics, Inc.*	6,200	236,344
Guardant Health, Inc.*	119,364	6,425,364
Hanger, Inc.*	15,100	282,672
HealthEquity, Inc.*	32,800	2,203,176
Hims & Hers Health, Inc.*	48,800	272,304
Innovage Holding Corp.(x)*	3,000	17,640
Invitae Corp.(x)*	80,200	197,292
Joint Corp. (The)*	6,300	98,973
LHC Group, Inc.*	10,873	1,779,475
LifeStance Health Group, Inc.(x)*	27,300	180,726
ModivCare, Inc.*	4,900	488,432
National HealthCare Corp.	6,100	386,374
National Research Corp.	4,200	167,160
Oncology Institute, Inc. (The)(x)*	600	2,778
OPKO Health, Inc.*	204,200	385,938

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Option Care Health, Inc.*	57,850	$1,820,539
Owens & Minor, Inc.	32,050	772,405
Patterson Cos., Inc.	38,700	929,574
Pediatrix Medical Group, Inc.*	30,200	498,602
Pennant Group, Inc. (The)*	10,000	104,100
PetIQ, Inc.*	9,100	62,790
Privia Health Group, Inc.*	15,700	534,742
Progyny, Inc.*	25,300	937,618
R1 RCM, Inc.*	769,788	14,264,172
RadNet, Inc.*	18,500	376,475
Select Medical Holdings Corp.	39,319	868,950
Sema4 Holdings Corp.(x)*	40,900	35,890
Surgery Partners, Inc.*	12,700	297,180
US Physical Therapy, Inc.	6,200	471,324

		45,917,044

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.(x)*	46,800	712,764
American Well Corp., Class A*	77,900	279,661
Computer Programs and Systems, Inc.*	5,600	156,128
Convey Health Solutions Holdings, Inc.(x)*	17,400	182,874
Evolent Health, Inc., Class A*	27,900	1,002,447
Health Catalyst, Inc.*	19,400	188,180
HealthStream, Inc.*	8,300	176,458
Multiplan Corp.(x)*	146,700	419,562
NextGen Healthcare, Inc.*	23,900	423,030
Nutex Health, Inc.(x)*	49,600	74,400
OptimizeRx Corp.*	6,800	100,776
Phreesia, Inc.*	18,900	481,572
Schrodinger, Inc.*	18,110	452,388
Sharecare, Inc.(x)*	43,100	81,890
Simulations Plus, Inc.	6,300	305,802

		5,037,932

Life Sciences Tools & Services (1.6%)
AbCellera Biologics, Inc.(x)*	75,400	745,706
Adaptive Biotechnologies Corp.*	40,600	289,072
Akoya Biosciences, Inc.*	2,000	23,500
Berkeley Lights, Inc.*	19,200	54,912
Bionano Genomics, Inc.(x)*	112,600	206,058
Codexis, Inc.*	24,000	145,440
Cytek Biosciences, Inc.(x)*	37,342	549,674
ICON plc*	43,897	8,067,391
MaxCyte, Inc.(x)*	3,200	20,800
Medpace Holdings, Inc.*	11,100	1,744,587
NanoString Technologies, Inc.*	19,200	245,184
NeoGenomics, Inc.*	43,800	377,118
Pacific Biosciences of California, Inc.(x)*	81,700	474,269
Quanterix Corp.*	12,400	136,648
Repligen Corp.*	67,049	12,545,538
Seer, Inc.*	16,100	124,614
SomaLogic, Inc.*	54,500	158,050

		25,908,561

Pharmaceuticals (1.2%)
Aclaris Therapeutics, Inc.*	19,100	300,634
Aerie Pharmaceuticals, Inc.*	11,000	166,430
Amneal Pharmaceuticals, Inc.*	20,200	40,804
Amphastar Pharmaceuticals, Inc.*	16,400	460,840
Amylyx Pharmaceuticals, Inc.*	14,100	396,915
ANI Pharmaceuticals, Inc.*	6,100	196,054
Arvinas, Inc.*	17,500	778,575
Atea Pharmaceuticals, Inc.*	25,900	147,371
Athira Pharma, Inc.(x)*	24,700	73,359
Axsome Therapeutics, Inc.*	12,500	557,750
Cara Therapeutics, Inc.*	12,400	116,064
Cassava Sciences, Inc.(x)*	14,600	610,572
CinCor Pharma, Inc.*	4,600	150,972
Collegium Pharmaceutical, Inc.*	10,700	171,414
Corcept Therapeutics, Inc.*	40,500	1,038,420
DICE Therapeutics, Inc.(x)*	8,400	170,352
Edgewise Therapeutics, Inc.*	2,400	23,616
Esperion Therapeutics, Inc.(x)*	11,800	79,060
Evolus, Inc.*	14,900	119,945
Fulcrum Therapeutics, Inc.(x)*	8,200	66,338
Harmony Biosciences Holdings, Inc.*	8,600	380,894
Innoviva, Inc.*	20,000	232,200
Intra-Cellular Therapies, Inc.*	167,960	7,815,179
Nektar Therapeutics*	66,100	211,520
NGM Biopharmaceuticals, Inc.*	13,500	176,580
Nuvation Bio, Inc.(x)*	60,429	135,361
Ocular Therapeutix, Inc.*	31,000	128,650
Pacira BioSciences, Inc.*	16,500	877,635
Phathom Pharmaceuticals, Inc.(x)*	1,400	15,512
Phibro Animal Health Corp., Class A	7,400	98,346
Prestige Consumer Healthcare, Inc.*	22,700	1,131,141
Provention Bio, Inc.(x)*	33,500	150,750
Reata Pharmaceuticals, Inc., Class A(x)*	11,000	276,430
Relmada Therapeutics, Inc.*	6,400	236,928
Revance Therapeutics, Inc.*	29,200	788,400
SIGA Technologies, Inc.(x)	28,900	297,670
Supernus Pharmaceuticals, Inc.*	24,500	829,325
Tarsus Pharmaceuticals, Inc.(x)*	700	11,984
Theravance Biopharma, Inc.*	23,300	236,262
Tricida, Inc.(x)*	8,900	93,272
Ventyx Biosciences, Inc.*	6,400	223,424

		20,012,948

Total Health Care		311,085,618

Industrials (18.2%)
Aerospace & Defense (3.4%)
AAR Corp.*	17,100	612,522
Aerojet Rocketdyne Holdings, Inc.*	28,900	1,155,711
AeroVironment, Inc.*	10,000	833,600
AerSale Corp.(x)*	800	14,832
Axon Enterprise, Inc.*	136,847	15,840,040
Curtiss-Wright Corp.	84,938	11,819,972
Hexcel Corp.	172,600	8,926,872
Howmet Aerospace, Inc.	386,360	11,950,115
Kaman Corp.	14,300	399,399
Kratos Defense & Security Solutions, Inc.*	59,500	604,520
Maxar Technologies, Inc.	28,100	526,032
Moog, Inc., Class A	10,800	759,780
Parsons Corp.*	9,600	376,320
Rocket Lab USA, Inc.*	77,600	315,832
Triumph Group, Inc.*	23,900	205,301
V2X, Inc.*	400	14,160
Virgin Galactic Holdings, Inc.(x)*	83,100	391,401

		54,746,409

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	27,700	667,293
Atlas Air Worldwide Holdings, Inc.(x)*	11,000	1,051,270
Forward Air Corp.	12,200	1,101,172
Hub Group, Inc., Class A*	15,000	1,034,700

		3,854,435

Airlines (0.2%)
Allegiant Travel Co.*	6,490	473,640
Frontier Group Holdings, Inc.(x)*	21,700	210,490
Hawaiian Holdings, Inc.*	25,400	334,010
Joby Aviation, Inc.(x)*	91,400	395,762
SkyWest, Inc.*	23,800	386,988
Spirit Airlines, Inc.	43,100	811,142

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sun Country Airlines Holdings, Inc.*	12,400	$168,764

		2,780,796

Building Products (2.4%)
AAON, Inc.	15,715	846,724
American Woodmark Corp.*	7,200	315,792
Apogee Enterprises, Inc.	12,300	470,106
Armstrong World Industries, Inc.	120,638	9,558,149
Carlisle Cos., Inc.	63,617	17,838,843
CSW Industrials, Inc.	6,700	802,660
Gibraltar Industries, Inc.*	13,000	532,090
Griffon Corp.	15,100	445,752
Janus International Group, Inc.*	29,700	264,924
JELD-WEN Holding, Inc.*	31,717	277,524
Masonite International Corp.*	10,800	769,932
PGT Innovations, Inc.*	22,700	475,792
Quanex Building Products Corp.	12,100	219,736
Resideo Technologies, Inc.*	61,700	1,176,002
Simpson Manufacturing Co., Inc.	17,900	1,403,360
UFP Industries, Inc.	22,564	1,628,218
Zurn Elkay Water Solutions Corp.	51,600	1,264,200

		38,289,804

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	28,300	1,081,909
ACCO Brands Corp.	12,700	62,230
ACV Auctions, Inc., Class A*	41,000	294,790
Aris Water Solution, Inc., Class A	2,900	37,004
Brady Corp., Class A	18,000	751,140
BrightView Holdings, Inc.*	3,200	25,408
Brink’s Co. (The)	18,016	872,695
Casella Waste Systems, Inc., Class A*	18,437	1,408,403
Cimpress plc*	7,600	186,048
CoreCivic, Inc. (REIT)*	53,500	472,940
Deluxe Corp.	16,600	276,390
Driven Brands Holdings, Inc.*	210,110	5,878,878
GEO Group, Inc. (The)(x)*	29,100	224,070
Harsco Corp.*	41,400	154,836
Healthcare Services Group, Inc.	34,500	417,105
HNI Corp.	22,100	585,871
Interface, Inc.	21,300	191,487
KAR Auction Services, Inc.*	45,284	505,822
Li-Cycle Holdings Corp.(x)*	48,100	255,892
Matthews International Corp., Class A	17,344	388,679
MillerKnoll, Inc.	29,440	459,264
Montrose Environmental Group, Inc.*	9,200	309,580
Pitney Bowes, Inc.	88,500	206,205
SP Plus Corp.*	8,500	266,220
Steelcase, Inc., Class A	44,100	287,532
Tetra Tech, Inc.	104,851	13,476,499
UniFirst Corp.	5,700	958,911
Viad Corp.*	6,600	208,428

		30,244,236

Construction & Engineering (0.7%)
Ameresco, Inc., Class A*	10,200	678,096
API Group Corp.*	77,700	1,031,079
Arcosa, Inc.	22,600	1,292,268
Comfort Systems USA, Inc.	15,700	1,528,081
Construction Partners, Inc., Class A*	9,300	243,939
Dycom Industries, Inc.*	11,300	1,079,489
EMCOR Group, Inc.	19,974	2,306,598
Fluor Corp.*	54,700	1,361,483
Granite Construction, Inc.	21,421	543,879
Great Lakes Dredge & Dock Corp.*	26,100	197,838
MYR Group, Inc.*	5,600	474,488
NV5 Global, Inc.*	5,000	619,100
Primoris Services Corp.	22,900	372,125

		11,728,463

Electrical Equipment (1.3%)
AMETEK, Inc.	96,752	10,972,645
Array Technologies, Inc.*	51,100	847,238
Atkore, Inc.*	17,800	1,385,018
AZZ, Inc.	13,300	485,583
Blink Charging Co.(x)*	14,600	258,712
Bloom Energy Corp., Class A*	55,800	1,115,442
Encore Wire Corp.	8,000	924,320
Energy Vault Holdings, Inc.*	8,900	46,992
EnerSys	17,600	1,023,792
Enovix Corp.(x)*	39,600	726,066
Fluence Energy, Inc.(x)*	25,900	377,881
FuelCell Energy, Inc.(x)*	133,800	456,258
GrafTech International Ltd.	68,300	294,373
NuScale Power Corp.(x)*	13,800	161,184
Shoals Technologies Group, Inc., Class A*	40,700	877,085
Stem, Inc.*	43,348	578,262
SunPower Corp.(x)*	38,800	893,952
TPI Composites, Inc.*	2,800	31,584
Vicor Corp.*	7,600	449,464

		21,905,851

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	2,100	46,410

Machinery (4.6%)
Alamo Group, Inc.	5,100	623,577
Albany International Corp., Class A	13,400	1,056,322
Altra Industrial Motion Corp.	27,593	927,676
Astec Industries, Inc.	11,400	355,566
Barnes Group, Inc.	17,742	512,389
Chart Industries, Inc.*	14,000	2,580,900
Columbus McKinnon Corp.	9,300	243,288
Desktop Metal, Inc., Class A(x)*	58,300	150,997
Douglas Dynamics, Inc.	7,700	215,754
Energy Recovery, Inc.*	16,000	347,840
Enerpac Tool Group Corp.*	31,200	556,296
EnPro Industries, Inc.	9,700	824,306
ESCO Technologies, Inc.	9,584	703,849
Evoqua Water Technologies Corp.*	44,027	1,455,973
Federal Signal Corp.	27,900	1,041,228
Franklin Electric Co., Inc.	17,500	1,429,925
Gorman-Rupp Co. (The)	8,700	206,973
Greenbrier Cos., Inc. (The)	11,947	289,954
Helios Technologies, Inc.	12,000	607,200
Hillenbrand, Inc.	27,341	1,003,961
Hillman Solutions Corp.*	49,000	369,460
Hydrofarm Holdings Group, Inc.*	15,000	29,100
Hyliion Holdings Corp.(x)*	20,600	59,122
Hyster-Yale Materials Handling, Inc.	300	6,453
Hyzon Motors, Inc.(x)*	15,500	26,350
IDEX Corp.	56,920	11,375,462
Ingersoll Rand, Inc.	251,343	10,873,098
ITT, Inc.	163,467	10,680,934
John Bean Technologies Corp.	12,500	1,075,000
Kadant, Inc.	4,316	719,952
Kennametal, Inc.	31,600	650,328
Lindsay Corp.	5,100	730,728
Middleby Corp. (The)*	88,852	11,388,161
Mueller Industries, Inc.	23,900	1,420,616
Mueller Water Products, Inc., Class A	75,800	778,466
Nikola Corp.(x)*	106,300	374,176
Omega Flex, Inc.(x)	200	18,524
Proterra, Inc.(x)*	80,500	400,890
Proto Labs, Inc.*	13,100	477,233

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
RBC Bearings, Inc.*	10,600	$2,202,786
Shyft Group, Inc. (The)	13,300	271,719
SPX Technologies, Inc.*	16,100	889,042
Standex International Corp.	6,600	538,890
Tennant Co.	9,200	520,352
Terex Corp.	29,400	874,356
Titan International, Inc.*	18,600	225,804
Trinity Industries, Inc.	34,700	740,845
Wabash National Corp.	19,000	295,640
Watts Water Technologies, Inc., Class A	10,892	1,369,451

		74,516,912

Marine (0.1%)
Costamare, Inc.	19,800	177,210
Eagle Bulk Shipping, Inc.(x)	4,900	211,582
Genco Shipping & Trading Ltd.	13,300	166,649
Golden Ocean Group Ltd.	44,700	333,909
Matson, Inc.	17,500	1,076,600

		1,965,950

Professional Services (1.0%)
Alight, Inc., Class A*	123,600	905,988
ASGN, Inc.*	19,073	1,723,627
CBIZ, Inc.*	18,366	785,697
Exponent, Inc.	18,800	1,648,196
First Advantage Corp.*	21,200	271,996
Forrester Research, Inc.*	400	14,404
FTI Consulting, Inc.*	20,298	3,363,582
Heidrick & Struggles International, Inc.	7,500	194,925
HireRight Holdings Corp.(x)*	5,700	86,982
Huron Consulting Group, Inc.*	7,669	508,071
ICF International, Inc.	8,000	872,160
Insperity, Inc.	14,700	1,500,723
Kelly Services, Inc., Class A	13,000	176,670
Kforce, Inc.	9,700	568,905
Korn Ferry	21,400	1,004,730
Legalzoom.com, Inc.(x)*	35,700	305,949
Planet Labs PBC(x)*	56,600	307,338
Sterling Check Corp.*	7,900	139,356
TriNet Group, Inc.*	13,600	968,592
TrueBlue, Inc.*	15,000	286,200
Upwork, Inc.*	46,700	636,054

		16,270,145

Road & Rail (1.0%)
ArcBest Corp.	9,485	689,844
Heartland Express, Inc.	5,200	74,412
Marten Transport Ltd.	26,949	516,343
Saia, Inc.*	9,943	1,889,170
TFI International, Inc.	124,772	11,289,371
TuSimple Holdings, Inc., Class A(x)*	50,900	386,840
Werner Enterprises, Inc.	22,747	855,287

		15,701,267

Trading Companies & Distributors (1.4%)
Applied Industrial Technologies, Inc.	14,900	1,531,422
Beacon Roofing Supply, Inc.*	23,900	1,307,808
Boise Cascade Co.	17,900	1,064,334
Custom Truck One Source, Inc.(x)*	12,200	71,126
Distribution Solutions Group, Inc.*	400	11,268
GATX Corp.	13,700	1,166,555
Global Industrial Co.	900	24,147
GMS, Inc.*	18,200	728,182
H&E Equipment Services, Inc.	15,100	427,934
Herc Holdings, Inc.	9,600	997,248
McGrath RentCorp	10,300	863,758
MRC Global, Inc.*	30,200	217,138
NOW, Inc.*	37,300	374,865
Rush Enterprises, Inc., Class A	19,950	875,007
SiteOne Landscape Supply, Inc.*	103,861	10,816,084
Textainer Group Holdings Ltd.	24,200	650,012
Triton International Ltd.	25,012	1,368,907
Veritiv Corp.*	6,200	606,174

		23,101,969

Total Industrials		295,152,647

Information Technology (18.9%)
Communications Equipment (0.9%)
ADTRAN Holdings, Inc.	26,000	509,080
Calix, Inc.*	25,500	1,559,070
Ciena Corp.*	153,471	6,204,833
Clearfield, Inc.*	4,200	439,488
CommScope Holding Co., Inc.*	74,700	687,987
Digi International, Inc.*	12,400	428,668
DZS, Inc.*	1,700	19,210
Extreme Networks, Inc.*	55,900	730,613
Harmonic, Inc.*	35,400	462,678
Infinera Corp.*	75,000	363,000
NETGEAR, Inc.*	12,900	258,516
NetScout Systems, Inc.*	32,000	1,002,240
Ribbon Communications, Inc.*	8,900	19,758
Viavi Solutions, Inc.*	99,800	1,302,390

		13,987,531

Electronic Equipment, Instruments & Components (2.4%)
908 Devices, Inc.(x)*	5,800	95,410
Advanced Energy Industries, Inc.	15,800	1,223,078
Aeva Technologies, Inc.(x)*	21,400	40,018
Arlo Technologies, Inc.*	12,200	56,608
Badger Meter, Inc.	11,600	1,071,724
Belden, Inc.	16,578	995,012
Benchmark Electronics, Inc.	13,189	326,823
CTS Corp.	11,962	498,217
ePlus, Inc.*	13,200	548,328
Evolv Technologies Holdings, Inc.*	11,800	25,016
Fabrinet*	14,800	1,412,660
FARO Technologies, Inc.*	7,695	211,151
Focus Universal, Inc.(x)*	1,800	16,884
Insight Enterprises, Inc.*	12,925	1,065,149
Itron, Inc.*	20,000	842,200
Kimball Electronics, Inc.*	1,000	17,150
Knowles Corp.*	33,000	401,610
Lightwave Logic, Inc.(x)*	40,700	298,738
Littelfuse, Inc.	42,292	8,402,998
Methode Electronics, Inc.	18,800	698,420
MicroVision, Inc.(x)*	63,400	228,874
Mirion Technologies, Inc.(x)*	49,900	372,753
Napco Security Technologies, Inc.*	10,900	316,972
nLight, Inc.*	15,100	142,695
Novanta, Inc.*	118,120	13,660,578
OSI Systems, Inc.*	7,700	554,862
PAR Technology Corp.*	8,700	256,911
PC Connection, Inc.	1,900	85,671
Plexus Corp.*	9,995	875,162
Rogers Corp.*	7,200	1,741,536
Sanmina Corp.*	23,500	1,082,880
ScanSource, Inc.*	9,400	248,254
SmartRent, Inc.(x)*	25,100	56,977
TTM Technologies, Inc.*	53,300	702,494
Vishay Intertechnology, Inc.	61,200	1,088,748

		39,662,561

IT Services (3.2%)
AvidXchange Holdings, Inc.*	53,400	449,628
BigCommerce Holdings, Inc.*	18,800	278,240
Brightcove, Inc.*	6,500	40,950
Cantaloupe, Inc.*	2,600	9,048
Cass Information Systems, Inc.	1,333	46,242
Cerberus Cyber Sentinel Corp.(x)*	9,700	28,615
Conduent, Inc.*	59,900	200,066

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Core Scientific, Inc.(x)*	51,800	$67,340
CSG Systems International, Inc.	12,052	637,310
Cyxtera Technologies, Inc.(x)*	13,100	53,448
DigitalOcean Holdings, Inc.(x)*	246,300	8,908,671
Evertec, Inc.	22,696	711,519
Evo Payments, Inc., Class A*	27,300	909,090
ExlService Holdings, Inc.*	11,800	1,738,848
Fastly, Inc., Class A*	40,600	371,896
Flywire Corp.*	443,067	10,172,818
Grid Dynamics Holdings, Inc.*	16,300	305,299
Hackett Group, Inc. (The)	2,800	49,616
I3 Verticals, Inc., Class A*	2,800	56,084
International Money Express, Inc.*	11,900	271,201
Marqeta, Inc., Class A*	158,100	1,125,672
Maximus, Inc.	22,983	1,330,026
MoneyGram International, Inc.*	34,500	358,800
MongoDB, Inc.*	38,966	7,737,089
Paya Holdings, Inc.*	23,700	144,807
Payoneer Global, Inc.*	78,800	476,740
Paysafe Ltd.(x)*	123,100	169,878
Perficient, Inc.(x)*	13,900	903,778
Rackspace Technology, Inc.(x)*	27,600	112,608
Remitly Global, Inc.*	30,600	340,272
Repay Holdings Corp.*	29,100	205,446
Sabre Corp.*	118,700	611,305
Shift4 Payments, Inc., Class A*	229,816	10,252,092
SolarWinds Corp.*	16,100	124,775
Squarespace, Inc., Class A(x)*	7,200	153,792
StoneCo Ltd., Class A*	100,900	961,577
TTEC Holdings, Inc.	9,300	412,083
Tucows, Inc., Class A(x)*	1,000	37,410
Unisys Corp.*	29,900	225,745
Verra Mobility Corp.*	58,600	900,682

		51,890,506

Semiconductors & Semiconductor Equipment (4.5%)
ACM Research, Inc., Class A*	17,500	218,050
Alpha & Omega Semiconductor Ltd.*	8,200	252,232
Ambarella, Inc.*	13,900	780,902
Amkor Technology, Inc.	39,500	673,475
Axcelis Technologies, Inc.*	14,600	884,176
CEVA, Inc.*	7,800	204,594
Cohu, Inc.*	15,777	406,731
Credo Technology Group Holding Ltd.*	35,434	389,774
Diodes, Inc.*	17,300	1,122,943
Entegris, Inc.	147,342	12,232,333
FormFactor, Inc.*	29,140	729,957
Ichor Holdings Ltd.*	10,300	249,363
Impinj, Inc.*	7,700	616,231
indie Semiconductor, Inc., Class A*	24,600	180,072
Kulicke & Soffa Industries, Inc.	24,500	943,985
Lattice Semiconductor Corp.*	255,553	12,575,763
MACOM Technology Solutions Holdings, Inc.*	249,243	12,908,295
MaxLinear, Inc.*	27,656	902,139
Monolithic Power Systems, Inc.	19,720	7,166,248
ON Semiconductor Corp.*	113,017	7,044,349
Onto Innovation, Inc.*	21,075	1,349,854
PDF Solutions, Inc.*	11,600	284,548
Photronics, Inc.*	18,400	269,008
Power Integrations, Inc.	24,200	1,556,544
Rambus, Inc.*	40,648	1,033,272
Rigetti Computing, Inc.(x)*	10,100	18,988
Semtech Corp.*	26,900	791,129
Silicon Laboratories, Inc.*	13,264	1,637,308
SiTime Corp.*	6,100	480,253
SMART Global Holdings, Inc.*	13,400	212,658
Synaptics, Inc.(x)*	41,203	4,079,509
Ultra Clean Holdings, Inc.*	18,200	468,650
Veeco Instruments, Inc.*	17,049	312,338

		72,975,671

Software (7.7%)
8x8, Inc.*	49,000	169,050
A10 Networks, Inc.	23,000	305,210
ACI Worldwide, Inc.*	49,081	1,025,793
Agilysys, Inc.*	6,250	345,938
Alarm.com Holdings, Inc.*	17,719	1,149,254
Alkami Technology, Inc.(x)*	8,200	123,410
Altair Engineering, Inc., Class A*	19,500	862,290
American Software, Inc., Class A	12,000	183,840
Amplitude, Inc., Class A(x)*	20,400	315,588
Appfolio, Inc., Class A*	7,900	827,288
Appian Corp., Class A*	16,800	685,944
Asana, Inc., Class A(x)*	29,600	658,008
Avaya Holdings Corp.(x)*	37,000	58,830
AvePoint, Inc.(x)*	16,500	66,165
Blackbaud, Inc.*	20,300	894,418
Blackline, Inc.*	20,900	1,251,910
Blend Labs, Inc., Class A(x)*	40,600	89,726
Box, Inc., Class A*	47,000	1,146,330
BTRS Holdings, Inc., Class 1*	18,800	174,088
C3.ai, Inc., Class A(x)*	25,100	313,750
Cerence, Inc.*	15,100	237,825
ChannelAdvisor Corp.*	3,000	67,980
Clear Secure, Inc., Class A(x)*	22,700	518,922
CommVault Systems, Inc.*	16,300	864,552
Consensus Cloud Solutions, Inc.*	5,600	264,880
Couchbase, Inc.*	6,100	87,047
CS Disco, Inc.*	7,900	79,000
Cvent Holding Corp.(x)*	23,000	120,750
Digital Turbine, Inc.*	37,600	541,816
Domo, Inc., Class B*	12,800	230,272
Duck Creek Technologies, Inc.*	28,100	332,985
Dynatrace, Inc.*	351,704	12,242,816
E2open Parent Holdings, Inc.(x)*	62,700	380,589
Ebix, Inc.(x)	9,900	187,803
Enfusion, Inc., Class A(x)*	10,300	127,102
EngageSmart, Inc.*	12,700	262,763
Envestnet, Inc.*	21,900	972,360
Everbridge, Inc.*	14,400	444,672
EverCommerce, Inc.(x)*	13,400	146,462
Five9, Inc.*	159,240	11,939,815
ForgeRock, Inc., Class A(x)*	7,400	107,522
Freshworks, Inc., Class A(x)*	553,082	7,173,474
HubSpot, Inc.*	20,790	5,615,795
Instructure Holdings, Inc.(x)*	6,500	144,820
Intapp, Inc.*	3,300	61,611
InterDigital, Inc.	11,900	480,998
KnowBe4, Inc., Class A*	26,500	551,465
LivePerson, Inc.*	25,500	240,210
LiveRamp Holdings, Inc.*	24,757	449,587
Manhattan Associates, Inc.*	119,353	15,877,530
Marathon Digital Holdings, Inc.(x)*	38,200	409,122
Matterport, Inc.(x)*	79,700	302,063
MeridianLink, Inc.(x)*	4,300	70,004
MicroStrategy, Inc., Class A(x)*	3,300	700,458
Mitek Systems, Inc.*	16,600	152,056
Model N, Inc.*	15,100	516,873
Momentive Global, Inc.*	59,400	345,114
Monday.com Ltd.(x)*	73,629	8,345,111
N-able, Inc.*	24,800	228,904
Olo, Inc., Class A*	32,700	258,330
ON24, Inc.*	3,000	26,400
OneSpan, Inc.*	8,300	71,463
PagerDuty, Inc.*	32,300	745,161

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Ping Identity Holding Corp.*	22,800	$639,996
Progress Software Corp.(x)	15,950	678,672
PROS Holdings, Inc.*	19,550	482,885
Q2 Holdings, Inc.*	22,500	724,500
Qualys, Inc.*	13,500	1,881,765
Rapid7, Inc.*	23,800	1,021,020
Rimini Street, Inc.*	6,200	28,892
Riot Blockchain, Inc.(x)*	33,800	236,938
Samsara, Inc., Class A(x)*	741,287	8,947,334
Sapiens International Corp. NV	7,400	141,932
SecureWorks Corp., Class A*	2,300	18,515
Smartsheet, Inc., Class A(x)*	310,561	10,670,876
Sprout Social, Inc., Class A*	17,700	1,074,036
SPS Commerce, Inc.*	14,300	1,776,489
Sumo Logic, Inc.*	32,700	245,250
Telos Corp.*	15,400	136,906
Tenable Holdings, Inc.*	40,000	1,392,000
Upland Software, Inc.*	10,400	84,552
UserTesting, Inc.(x)*	10,000	39,200
Varonis Systems, Inc.*	269,717	7,152,895
Verint Systems, Inc.*	23,121	776,403
Workiva, Inc.*	17,700	1,377,060
Xperi Holding Corp.	39,331	556,140
Yext, Inc.*	56,900	253,774
Zeta Global Holdings Corp., Class A(x)*	26,500	175,165
Zuora, Inc., Class A*	42,700	315,126

		124,399,633

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.(x)*	56,000	446,880
Avid Technology, Inc.*	13,500	314,010
Corsair Gaming, Inc.(x)*	14,500	164,575
Diebold Nixdorf, Inc.*	14,000	34,160
Eastman Kodak Co.(x)*	11,100	50,949
IonQ, Inc.(x)*	49,500	250,965
Super Micro Computer, Inc.*	16,800	925,176
Xerox Holdings Corp.	41,600	544,128

		2,730,843

Total Information Technology		305,646,745

Materials (2.7%)
Chemicals (1.8%)
AdvanSix, Inc.	8,300	266,430
American Vanguard Corp.	1,900	35,530
Amyris, Inc.(x)*	67,000	195,640
Aspen Aerogels, Inc.*	8,600	79,292
Avient Corp.	36,084	1,093,345
Balchem Corp.	12,083	1,469,051
Cabot Corp.	22,500	1,437,525
Chase Corp.	2,300	192,211
Danimer Scientific, Inc.(x)*	27,500	81,125
Diversey Holdings Ltd.*	32,500	157,950
Ecovyst, Inc.*	13,200	111,408
FMC Corp.	114,570	12,110,049
Hawkins, Inc.	7,200	280,728
HB Fuller Co.	21,800	1,310,180
Ingevity Corp.*	14,891	902,841
Innospec, Inc.	9,192	787,479
Kronos Worldwide, Inc.	10,000	93,400
Livent Corp.*	69,100	2,117,915
LSB Industries, Inc.*	11,400	162,450
Mativ Holdings, Inc.	25,098	554,164
Minerals Technologies, Inc.	16,000	790,560
Origin Materials, Inc.(x)*	9,500	49,020
Orion Engineered Carbons SA	27,600	368,460
Perimeter Solutions SA(x)*	44,400	355,644
PureCycle Technologies, Inc.(x)*	38,700	312,309
Quaker Chemical Corp.	5,500	794,090
Sensient Technologies Corp.	17,700	1,227,318
Stepan Co.	8,200	768,094
Trinseo plc	16,300	298,616
Tronox Holdings plc	41,000	502,250
Valhi, Inc.(x)	1,500	37,740

		28,942,814

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	52,546	1,259,002

Containers & Packaging (0.1%)
Greif, Inc., Class A	11,500	685,055
Greif, Inc., Class B	1,500	91,200
Myers Industries, Inc.	7,800	128,466
O-I Glass, Inc.*	56,700	734,265
Pactiv Evergreen, Inc.	8,700	75,951
Ranpak Holdings Corp.*	13,900	47,538
TriMas Corp.	21,100	528,977

		2,291,452

Metals & Mining (0.7%)
Alpha Metallurgical Resources, Inc.	6,500	889,460
Arconic Corp.*	38,500	656,040
ATI, Inc.*	45,200	1,202,772
Carpenter Technology Corp.	21,800	678,852
Century Aluminum Co.*	19,800	104,544
Coeur Mining, Inc.*	122,870	420,215
Commercial Metals Co.	45,005	1,596,778
Compass Minerals International, Inc.	12,817	493,839
Constellium SE*	49,200	498,888
Hecla Mining Co.	219,421	864,519
Kaiser Aluminum Corp.	8,100	496,935
Materion Corp.	7,700	616,000
Novagold Resources, Inc.*	125,900	590,471
Piedmont Lithium, Inc.(x)*	6,300	336,987
Ryerson Holding Corp.	3,000	77,220
Schnitzer Steel Industries, Inc., Class A	12,200	347,212
TimkenSteel Corp.*	17,200	257,828
Warrior Met Coal, Inc.	19,700	560,268
Worthington Industries, Inc.	11,699	446,200

		11,135,028

Paper & Forest Products (0.0%)†
Glatfelter Corp.(x)	1,200	3,732
Resolute Forest Products, Inc.(x)*	13,100	262,000
Sylvamo Corp.	12,900	437,310

		703,042

Total Materials		44,331,338

Real Estate (3.5%)
Equity Real Estate Investment Trusts (REITs) (3.2%)
Acadia Realty Trust (REIT)	38,586	486,955
Agree Realty Corp. (REIT)	26,500	1,790,870
Alexander & Baldwin, Inc. (REIT)	27,154	450,213
Alexander’s, Inc. (REIT)	400	83,584
American Assets Trust, Inc. (REIT)	19,996	514,297
Apartment Investment and Management Co. (REIT), Class A	59,600	435,080
Apple Hospitality REIT, Inc. (REIT)	84,100	1,182,446
Armada Hoffler Properties, Inc. (REIT)	23,300	241,854
Bluerock Residential Growth REIT, Inc. (REIT)	10,400	278,200
Brandywine Realty Trust (REIT)	68,000	459,000
Broadstone Net Lease, Inc. (REIT)	57,000	885,210
CareTrust REIT, Inc. (REIT)	44,300	802,273
CBL & Associates Properties, Inc. (REIT)(x)	9,700	248,417
Centerspace (REIT)	5,632	379,146
City Office REIT, Inc. (REIT)	3,200	31,904

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Community Healthcare Trust, Inc. (REIT)	8,200	$268,550
Corporate Office Properties Trust (REIT)	45,200	1,049,996
DiamondRock Hospitality Co. (REIT)	94,508	709,755
Diversified Healthcare Trust (REIT)	47,900	47,426
Easterly Government Properties, Inc. (REIT)	36,600	577,182
Empire State Realty Trust, Inc. (REIT), Class A	57,300	375,888
Equity Commonwealth (REIT)	47,000	1,144,920
Essential Properties Realty Trust, Inc. (REIT)	46,900	912,205
Farmland Partners, Inc. (REIT)	16,400	207,788
Four Corners Property Trust, Inc. (REIT)	31,500	761,985
Getty Realty Corp. (REIT)	13,664	367,425
Gladstone Commercial Corp. (REIT)	11,300	175,150
Gladstone Land Corp. (REIT)	12,100	219,010
Global Medical REIT, Inc. (REIT)	22,500	191,700
Global Net Lease, Inc. (REIT)	39,200	417,480
Independence Realty Trust, Inc. (REIT)	84,588	1,415,157
Indus Realty Trust, Inc. (REIT)	400	20,948
Industrial Logistics Properties Trust (REIT)	32,606	179,333
Innovative Industrial Properties, Inc. (REIT)	10,200	902,700
InvenTrust Properties Corp. (REIT)	24,700	526,851
iStar, Inc. (REIT)	32,000	296,320
Kite Realty Group Trust (REIT)	81,340	1,400,675
LTC Properties, Inc. (REIT)	14,589	546,358
LXP Industrial Trust (REIT)	113,945	1,043,736
Macerich Co. (The) (REIT)	82,700	656,638
National Health Investors, Inc. (REIT)	20,200	1,141,906
Necessity Retail REIT, Inc. (The) (REIT)	49,600	291,648
NETSTREIT Corp. (REIT)	13,200	235,092
NexPoint Residential Trust, Inc. (REIT)	8,700	402,027
Office Properties Income Trust (REIT)	26,912	378,114
One Liberty Properties, Inc. (REIT)(x)	800	16,816
Orion Office REIT, Inc. (REIT)	5,800	50,750
Outfront Media, Inc. (REIT)	58,300	885,577
Paramount Group, Inc. (REIT)	74,800	466,004
Pebblebrook Hotel Trust (REIT)	52,028	754,926
Phillips Edison & Co., Inc. (REIT)	43,678	1,225,168
Physicians Realty Trust (REIT)	89,500	1,346,080
Piedmont Office Realty Trust, Inc. (REIT), Class A	42,500	448,800
Plymouth Industrial REIT, Inc. (REIT)	12,000	201,720
PotlatchDeltic Corp. (REIT)	30,673	1,258,820
Retail Opportunity Investments Corp. (REIT)	51,500	708,640
RLJ Lodging Trust (REIT)	58,587	592,901
RPT Realty (REIT)	35,260	266,566
Ryman Hospitality Properties, Inc. (REIT)	19,916	1,465,618
Sabra Health Care REIT, Inc. (REIT)	84,943	1,114,452
Safehold, Inc. (REIT)(x)	216,769	5,735,708
Saul Centers, Inc. (REIT)	1,000	37,500
Service Properties Trust (REIT)	81,700	424,023
SITE Centers Corp. (REIT)	76,300	817,173
STAG Industrial, Inc. (REIT)	68,000	1,933,240
Summit Hotel Properties, Inc. (REIT)	34,200	229,824
Sunstone Hotel Investors, Inc. (REIT)	81,314	765,978
Tanger Factory Outlet Centers, Inc. (REIT)	43,700	597,816
Terreno Realty Corp. (REIT)	28,200	1,494,318
UMH Properties, Inc. (REIT)	16,100	260,015
Uniti Group, Inc. (REIT)	85,300	592,835
Universal Health Realty Income Trust (REIT)	2,550	110,186
Urban Edge Properties (REIT)	48,300	644,322
Veris Residential, Inc. (REIT)*	46,100	524,157
Washington REIT (REIT)	32,300	567,188
Whitestone REIT (REIT)	4,500	38,070
Xenia Hotels & Resorts, Inc. (REIT)	42,701	588,847

		51,297,450

Real Estate Management & Development (0.3%)
Anywhere Real Estate, Inc.*	52,800	428,208
Compass, Inc., Class A(x)*	94,900	220,168
Cushman & Wakefield plc*	53,500	612,575
DigitalBridge Group, Inc.	54,725	684,610
Douglas Elliman, Inc.	16,097	65,998
eXp World Holdings, Inc.(x)	22,000	246,620
Forestar Group, Inc.*	2,600	29,094
FRP Holdings, Inc.*	200	10,872
Kennedy-Wilson Holdings, Inc.	44,526	688,372
Marcus & Millichap, Inc.	10,000	327,800
Newmark Group, Inc., Class A	72,640	585,478
Offerpad Solutions, Inc.(x)*	29,900	36,179
Redfin Corp.(x)*	42,573	248,626
RMR Group, Inc. (The), Class A	1,400	33,166
St Joe Co. (The)	16,000	512,480

		4,730,246

Total Real Estate		56,027,696

Utilities (1.7%)
Electric Utilities (0.4%)
ALLETE, Inc.	22,200	1,111,110
MGE Energy, Inc.	12,900	846,627
Otter Tail Corp.	18,200	1,119,664
PNM Resources, Inc.(x)	29,900	1,367,327
Portland General Electric Co.	31,900	1,386,374

		5,831,102

Gas Utilities (0.6%)
Brookfield Infrastructure Corp.,
Class A(x)	35,734	1,454,374
Chesapeake Utilities Corp.	5,740	662,338
New Jersey Resources Corp.	34,900	1,350,630
Northwest Natural Holding Co.	12,600	546,588
ONE Gas, Inc.	21,500	1,513,385
South Jersey Industries, Inc.	44,700	1,493,874
Southwest Gas Holdings, Inc.	24,000	1,674,000
Spire, Inc.	20,300	1,265,299

		9,960,488

Independent Power and Renewable Electricity Producers (0.3%)
Altus Power, Inc.(x)*	5,000	55,050
Clearway Energy, Inc., Class A	12,700	369,570
Clearway Energy, Inc., Class C	36,192	1,152,715
Montauk Renewables, Inc.*	23,400	408,096
Ormat Technologies, Inc.(x)	19,200	1,655,040
Sunnova Energy International, Inc.(x)*	34,500	761,760

		4,402,231

Multi-Utilities (0.2%)
Avista Corp.	27,300	1,011,465
Black Hills Corp.	24,800	1,679,704
NorthWestern Corp.	19,591	965,445

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Unitil Corp.	5,800	$269,410

		3,926,024

Water Utilities (0.2%)
American States Water Co.	13,500	1,052,325
California Water Service Group	20,300	1,069,607
Middlesex Water Co.	6,000	463,200
SJW Group	11,900	685,440

		3,270,572

Total Utilities		27,390,417

Total Common Stocks (99.0%) (Cost $1,493,683,305)		1,604,076,986

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR(r)*	65,300	22,529
Aduro Biotech, Inc., CVR(r)(x)*	10,640	—

		22,529

Pharmaceuticals (0.0%)†
Dova Pharmaceuticals, Inc., CVR(r)(x)*	16,700	6,763
Zogenix, Inc., CVR(r)*	27,700	14,127

		20,890

Total Rights (0.0%)† (Cost $49,543)		43,419

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.5%)
Banco Santander S.A., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $10,002,475, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/4/22-11/15/28; total market value $10,202,525.(xx)	$10,000,000	10,000,000
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $20,372,559, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $20,774,868.(xx)	20,367,518	20,367,518
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $15,003,813, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $15,307,419.(xx)	15,000,000	15,000,000
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $16,410,204, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $17,975,221.(xx)	16,400,000	16,400,000
Societe Generale SA, 2.96%, dated 9/30/22, due 10/7/22, repurchase price $5,002,878, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 7/31/23-5/31/29; total market value $5,100,002.(xx)	5,000,000	5,000,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $3,400,870, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $3,777,618.(xx)	3,400,000	3,400,000
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $13,003,413, collateralized by various Common Stocks; total market value $14,303,761.(xx)	13,000,000	13,000,000

Total Repurchase Agreements		88,167,518

Total Short-Term Investments (5.8%) (Cost $93,167,518)		93,167,518

Total Investments in Securities (104.8%) (Cost $1,586,900,366)		1,697,287,923
Other Assets Less Liabilities (-4.8%)		(77,198,977)

Net Assets (100%)		$1,620,088,946

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $509,076 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $98,657,341. This was collateralized by $9,592,417 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/6/22 - 5/15/52 and by cash of $93,167,518 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	39	12/2022	USD	3,256,110	(428,852)

					(428,852)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,561,240	$—	$—	$21,561,240
Consumer Discretionary	185,521,308	—	—	185,521,308
Consumer Staples	40,420,478	—	—	40,420,478
Energy	100,221,280	—	—	100,221,280
Financials	216,718,219	—	—	216,718,219
Health Care	311,051,694	—	33,924	311,085,618
Industrials	295,152,647	—	—	295,152,647
Information Technology	305,646,745	—	—	305,646,745
Materials	44,331,338	—	—	44,331,338
Real Estate	56,027,696	—	—	56,027,696
Utilities	27,390,417	—	—	27,390,417
Rights
Health Care	—	—	43,419	43,419
Short-Term Investments
Investment Company	5,000,000	—	—	5,000,000
Repurchase Agreements	—	88,167,518	—	88,167,518

Total Assets	$1,609,043,062	$88,167,518	$77,343	$1,697,287,923

Liabilities:
Futures	$(428,852)	$—	$—	$(428,852)

Total Liabilities	$(428,852)	$—	$—	$(428,852)

Total	$1,608,614,210	$88,167,518	$77,343	$1,696,859,071

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$398,255,027
Aggregate gross unrealized depreciation	(296,542,719)

Net unrealized appreciation	$101,712,308

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,595,146,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.0%)
Auto Components (1.1%)
Aptiv plc*	1,144	$89,472

Household Durables (1.4%)
TopBuild Corp.*	680	112,050

Specialty Retail (1.9%)
Home Depot, Inc. (The)	543	149,836

Textiles, Apparel & Luxury Goods (1.6%)
NIKE, Inc., Class B	1,583	131,579

Total Consumer Discretionary		482,937

Financials (8.8%)
Banks (1.6%)
SVB Financial Group*	369	123,903

Capital Markets (4.6%)
Intercontinental Exchange, Inc.	1,827	165,070
MSCI, Inc.	480	202,459

		367,529

Insurance (2.6%)
Aflac, Inc.	3,747	210,581

Total Financials		702,013

Health Care (20.1%)
Health Care Equipment & Supplies (7.1%)
Alcon, Inc.	2,418	140,679
Becton Dickinson and Co.	849	189,183
Koninklijke Philips NV (NYRS)	4,111	63,268
STERIS plc	1,048	174,262

		567,392

Health Care Providers & Services (3.7%)
Laboratory Corp. of America Holdings	623	127,597
UnitedHealth Group, Inc.	333	168,178

		295,775

Life Sciences Tools & Services (9.3%)
Bio-Rad Laboratories, Inc., Class A*	353	147,250
Bruker Corp.	2,368	125,646
Danaher Corp.	996	257,257
ICON plc*	406	74,615
West Pharmaceutical Services, Inc.	565	139,035

		743,803

Total Health Care		1,606,970

Industrials (17.0%)
Aerospace & Defense (1.6%)
Hexcel Corp.	2,461	127,283

Building Products (3.5%)
Owens Corning	2,228	175,143
Trex Co., Inc.*	2,305	101,282

		276,425

Commercial Services & Supplies (5.1%)
Tetra Tech, Inc.	1,214	156,035
Waste Management, Inc.	1,566	250,889

		406,924

Electrical Equipment (2.8%)
Rockwell Automation, Inc.	667	143,478
Vestas Wind Systems A/S (ADR)	13,510	82,276

		225,754

Machinery (4.0%)
Deere & Co.	635	212,020
Xylem, Inc.	1,256	109,724

		321,744

Total Industrials		1,358,130

Information Technology (33.2%)
Communications Equipment (4.4%)
Ciena Corp.*	4,273	172,758
Lumentum Holdings, Inc.*	2,648	181,573

		354,331

Electronic Equipment, Instruments & Components (7.6%)
Flex Ltd.*	14,046	234,006
Keysight Technologies, Inc.*	1,188	186,944
TE Connectivity Ltd.	1,701	187,722

		608,672

IT Services (5.5%)
Accenture plc, Class A	546	140,486
Maximus, Inc.	1,758	101,736
Visa, Inc., Class A	1,102	195,770

		437,992

Semiconductors & Semiconductor Equipment (5.7%)
Monolithic Power Systems, Inc.	353	128,280
NVIDIA Corp.	684	83,031
NXP Semiconductors NV	1,096	161,671
Wolfspeed, Inc.*	797	82,378

		455,360

Software (6.0%)
Adobe, Inc.*	389	107,053
Intuit, Inc.	364	140,984
Microsoft Corp.	994	231,503

		479,540

Technology Hardware, Storage & Peripherals (4.0%)
Apple, Inc.	1,359	187,814
Dell Technologies, Inc., Class C	3,720	127,112

		314,926

Total Information Technology		2,650,821

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
SBA Communications Corp. (REIT)	540	153,711

Total Real Estate		153,711

Utilities (4.7%)
Electric Utilities (2.9%)
NextEra Energy, Inc.	2,965	232,486

Water Utilities (1.8%)
American Water Works Co., Inc.	1,083	140,963

Total Utilities		373,449

Total Common Stocks (91.7%) (Cost $9,410,849)		7,328,031

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (4.7%)
JPMorgan Prime Money Market Fund, IM Shares	378,367	$378,518

Total Short-Term Investment (4.7%) (Cost $378,464)		378,518

Total Investments in Securities (96.4%) (Cost $9,789,313)		7,706,549
Other Assets Less Liabilities (3.6%)		286,480

Net Assets (100%)		$7,993,029

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$482,937	$—	$—	$482,937
Financials	702,013	—	—	702,013
Health Care	1,606,970	—	—	1,606,970
Industrials	1,358,130	—	—	1,358,130
Information Technology	2,650,821	—	—	2,650,821
Real Estate	153,711	—	—	153,711
Utilities	373,449	—	—	373,449
Short-Term Investment
Investment Company	378,518	—	—	378,518

Total Assets	$7,706,549	$—	$—	$7,706,549

Total Liabilities	$—	$—	$—	$—

Total	$7,706,549	$—	$—	$7,706,549

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,681
Aggregate gross unrealized depreciation	(2,127,445)

Net unrealized depreciation	$(2,082,764)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,789,313

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Entertainment (0.2%)
Electronic Arts, Inc.	9,196	$1,064,069

Media (1.5%)
Fox Corp., Class B	271,392	7,734,672

Total Communication Services		8,798,741

Consumer Discretionary (6.5%)
Auto Components (2.3%)
Aptiv plc*	21,220	1,659,616
BorgWarner, Inc.	247,261	7,763,996
Cie Generale des Etablissements Michelin SCA	119,986	2,673,157

		12,096,769

Hotels, Restaurants & Leisure (0.9%)
Sodexo SA	63,002	4,738,335

Leisure Products (0.1%)
Polaris, Inc.	5,719	547,022

Multiline Retail (1.6%)
Dollar Tree, Inc.*	60,541	8,239,630

Specialty Retail (1.6%)
Advance Auto Parts, Inc.	55,026	8,602,765

Total Consumer Discretionary		34,224,521

Consumer Staples (7.9%)
Food & Staples Retailing (1.8%)
Koninklijke Ahold Delhaize NV	371,693	9,464,771

Food Products (3.6%)
Conagra Brands, Inc.	295,741	9,650,029
J M Smucker Co. (The)	56,668	7,786,750
Orkla ASA	211,647	1,536,750

		18,973,529

Household Products (2.5%)
Henkel AG & Co. KGaA (Preference)(q)	79,398	4,745,804
Kimberly-Clark Corp.	71,636	8,061,915

		12,807,719

Total Consumer Staples		41,246,019

Energy (3.4%)
Energy Equipment & Services (0.7%)
Baker Hughes Co.	169,174	3,545,887

Oil, Gas & Consumable Fuels (2.7%)
Devon Energy Corp.	52,079	3,131,510
Diamondback Energy, Inc.	33,659	4,054,563
EQT Corp.	59,827	2,437,950
Phillips 66	32,366	2,612,584
Pioneer Natural Resources Co.	8,820	1,909,795

		14,146,402

Total Energy		17,692,289

Financials (19.9%)
Banks (5.8%)
First Hawaiian, Inc.	328,772	8,097,654
Prosperity Bancshares, Inc.	103,389	6,893,978
Truist Financial Corp.	195,848	8,527,222
US Bancorp	90,346	3,642,751
Westamerica Bancorp	61,695	3,226,032

		30,387,637

Capital Markets (7.7%)
Ameriprise Financial, Inc.	19,037	4,796,372
Bank of New York Mellon Corp. (The)	343,688	13,238,862
Northern Trust Corp.	160,296	13,714,926
T. Rowe Price Group, Inc.	81,828	8,592,758

		40,342,918

Insurance (6.0%)
Aflac, Inc.	93,632	5,262,118
Allstate Corp. (The)	93,691	11,667,340
Chubb Ltd.	14,259	2,593,427
Hanover Insurance Group, Inc. (The)	34,228	4,385,976
Reinsurance Group of America, Inc.	60,370	7,595,150

		31,504,011

Thrifts & Mortgage Finance (0.4%)
Capitol Federal Financial, Inc.	265,462	2,203,335

Total Financials		104,437,901

Health Care (13.9%)
Health Care Equipment & Supplies (6.3%)
Baxter International, Inc.	56,957	3,067,704
Becton Dickinson and Co.	12,818	2,856,235
Dentsply Sirona, Inc.	118,624	3,362,990
Embecta Corp.	151,956	4,374,813
Hologic, Inc.*	44,976	2,901,852
Zimmer Biomet Holdings, Inc.	157,183	16,433,483

		32,997,077

Health Care Providers & Services (7.6%)
AmerisourceBergen Corp.	60,453	8,181,104
Cardinal Health, Inc.	41,984	2,799,493
HCA Healthcare, Inc.	2,862	526,007
Henry Schein, Inc.*	146,678	9,647,012
Quest Diagnostics, Inc.	88,766	10,890,701
Universal Health Services, Inc., Class B	91,752	8,090,691

		40,135,008

Total Health Care		73,132,085

Industrials (15.5%)
Aerospace & Defense (1.1%)
Huntington Ingalls Industries, Inc.	27,026	5,986,259

Airlines (1.6%)
Southwest Airlines Co.*	267,135	8,238,443

Building Products (0.8%)
Cie de Saint-Gobain	115,785	4,129,337

Commercial Services & Supplies (0.5%)
Republic Services, Inc.	20,174	2,744,471

Construction & Engineering (0.8%)
Vinci SA	51,729	4,155,154

Electrical Equipment (4.5%)
Atkore, Inc.*	30,529	2,375,462
Emerson Electric Co.	154,083	11,281,957
Hubbell, Inc.	5,414	1,207,322
nVent Electric plc	268,600	8,490,446

		23,355,187

Machinery (3.8%)
Cummins, Inc.	24,410	4,967,679
IMI plc	199,986	2,481,169

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Oshkosh Corp.	116,539	$8,191,526
PACCAR, Inc.	28,707	2,402,489
Stanley Black & Decker, Inc.	22,992	1,729,228

		19,772,091

Road & Rail (0.6%)
Heartland Express, Inc.	231,945	3,319,133

Trading Companies & Distributors (1.8%)
Beacon Roofing Supply, Inc.*	31,129	1,703,379
MSC Industrial Direct Co., Inc., Class A	108,745	7,917,723

		9,621,102

Total Industrials		81,321,177

Information Technology (5.2%)
Communications Equipment (1.6%)
F5, Inc.*	41,982	6,076,055
Juniper Networks, Inc.	80,208	2,095,033

		8,171,088

Electronic Equipment, Instruments & Components (0.9%)
TE Connectivity Ltd.	45,076	4,974,587

IT Services (1.0%)
Amdocs Ltd.	54,927	4,363,950
Euronet Worldwide, Inc.*	8,911	675,097

		5,039,047

Semiconductors & Semiconductor Equipment (0.4%)
Applied Materials, Inc.	25,440	2,084,299

Software (0.5%)
Open Text Corp.	92,538	2,446,705

Technology Hardware, Storage & Peripherals (0.8%)
HP, Inc.	178,506	4,448,370

Total Information Technology		27,164,096

Materials (5.0%)
Chemicals (1.8%)
Akzo Nobel NV	86,724	4,890,896
Axalta Coating Systems Ltd.*	217,606	4,582,782

		9,473,678

Containers & Packaging (2.7%)
Amcor plc	302,880	3,249,902
Packaging Corp. of America	72,474	8,138,106
Sonoco Products Co.	53,151	3,015,256

		14,403,264

Paper & Forest Products (0.5%)
Mondi plc	159,823	2,468,723

Total Materials		26,345,665

Real Estate (8.5%)
Equity Real Estate Investment Trusts (REITs) (8.5%)
Equinix, Inc. (REIT)	12,054	6,856,797
Essex Property Trust, Inc. (REIT)	25,555	6,190,188
Healthcare Realty Trust, Inc. (REIT)	64,192	1,338,403
Healthpeak Properties, Inc. (REIT)	340,719	7,809,279
Public Storage (REIT)	11,177	3,272,737
Realty Income Corp. (REIT)	117,143	6,817,723
Regency Centers Corp. (REIT)	122,474	6,595,225
VICI Properties, Inc. (REIT)	56,474	1,685,749
Weyerhaeuser Co. (REIT)	51,176	1,461,587
WP Carey, Inc. (REIT)	39,765	2,775,597

Total Real Estate		44,803,285

Utilities (6.9%)
Electric Utilities (3.5%)
Duke Energy Corp.	5,661	526,586
Edison International	151,711	8,583,808
Evergy, Inc.	20,501	1,217,760
Eversource Energy	24,567	1,915,243
Pinnacle West Capital Corp.	94,915	6,122,967

		18,366,364

Gas Utilities (2.0%)
Atmos Energy Corp.	12,495	1,272,616
Spire, Inc.	146,731	9,145,743

		10,418,359

Multi-Utilities (1.4%)
NorthWestern Corp.	151,263	7,454,241

Total Utilities		36,238,964

Total Common Stocks (94.4%) (Cost $534,321,468)		495,404,743

EXCHANGE TRADED FUND (ETF):
Equity (1.8%)
iShares Russell Mid-Cap Value ETF(x)	99,589	9,565,523

Total Exchange Traded Fund (1.8%) (Cost $10,486,648)		9,565,523

MASTER LIMITED PARTNERSHIP:
Energy (1.1%)
Oil, Gas & Consumable Fuels (1.1%)
Enterprise Products Partners LP (Cost $6,144,968)	249,541	5,934,085

SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	7,119,940	7,122,788

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)†
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $217,304, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $221,650.(xx)	$217,250	217,250

Total Short-Term Investments (1.4%) (Cost $7,338,834)		7,340,038

Total Investments in Securities (98.7%) (Cost $558,291,918)		518,244,389
Other Assets Less Liabilities (1.3%)		6,871,552

Net Assets (100%)		$525,115,941

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)	At September 30, 2022, the Portfolio had loaned securities with a total value of $211,310. This was collateralized by cash of $217,250 which was subsequently invested in joint repurchase agreements.

Glossary:

EUR — European Currency Unit

GBP — British Pound

NOK — Norwegian Krone

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation) ($)
EUR	1,020,528	USD	987,539	JPMorgan Chase Bank	12/30/2022	19,986
GBP	120,635	USD	129,025	Bank of America	12/30/2022	5,865
USD	4,361,471	GBP	3,859,794	Bank of America	12/30/2022	45,580
USD	1,508,500	NOK	15,658,437	UBS AG	12/30/2022	67,093

Total unrealized appreciation						138,524

NOK	1,662,221	USD	155,365	UBS AG	12/30/2022	(2,353)
USD	31,112,229	EUR	31,666,552	JPMorgan Chase Bank	12/30/2022	(150,844)

Total unrealized depreciation						(153,197)

Net unrealized depreciation						(14,673)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,798,741	$—	$—	$8,798,741
Consumer Discretionary	26,813,029	7,411,492	—	34,224,521
Consumer Staples	25,498,694	15,747,325	—	41,246,019
Energy	17,692,289	—	—	17,692,289
Financials	104,437,901	—	—	104,437,901
Health Care	73,132,085	—	—	73,132,085
Industrials	70,555,517	10,765,660	—	81,321,177
Information Technology	27,164,096	—	—	27,164,096
Materials	18,986,046	7,359,619	—	26,345,665
Real Estate	44,803,285	—	—	44,803,285
Utilities	36,238,964	—	—	36,238,964
Exchange Traded Fund	9,565,523	—	—	9,565,523
Forward Currency Contracts	—	138,524	—	138,524
Master Limited Partnership
Energy	5,934,085	—	—	5,934,085
Short-Term Investments
Investment Company	7,122,788	—	—	7,122,788
Repurchase Agreement	—	217,250	—	217,250

Total Assets	$476,743,043	$41,639,870	$—	$518,382,913

Liabilities:
Forward Currency Contracts	$—	$(153,197)	$—	$(153,197)

Total Liabilities	$—	$(153,197)	$—	$(153,197)

Total	$476,743,043	$41,486,673	$—	$518,229,716

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,467,261
Aggregate gross unrealized depreciation	(64,056,159)

Net unrealized depreciation	$(40,588,898)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$558,818,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (52.3%)
iShares Core MSCI EAFE ETF(x)	354,700	$18,682,049
iShares Core S&P 500 ETF	14,900	5,343,885
iShares Core S&P Mid-Cap ETF	8,600	1,885,636
iShares Russell 2000 ETF(x)	12,500	2,061,500
SPDR Portfolio S&P 500 ETF	127,200	5,341,128
Vanguard S&P 500 ETF	16,300	5,351,290

Total Equity		38,665,488

Fixed Income (47.6%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	391,800	29,651,424
Vanguard Intermediate-Term Treasury ETF	94,400	5,504,464

Total Fixed Income		35,155,888

Total Exchange Traded Funds (99.9%) (Cost $83,586,133)		73,821,376

SHORT-TERM INVESTMENTS:
Investment Companies (2.7%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	20,105	20,114

Total Investment Companies		2,020,114

	Principal Amount	Value (Note 1)
Repurchase Agreements (25.7%)
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	$5,000,000	5,000,000
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $12,979,211, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $13,238,796.(xx)	12,975,999	12,975,999
Societe Generale SA, 2.96%, dated 9/30/22, due 10/7/22, repurchase price $1,000,576, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 7/31/23-5/31/29; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		18,975,999

Total Short-Term Investments (28.4%) (Cost $20,996,113)		20,996,113

Total Investments in Securities (128.3%) (Cost $104,582,246)		94,817,489
Other Assets Less Liabilities (-28.3%)		(20,942,598)

Net Assets (100%)		$73,874,891

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $20,518,482. This was collateralized by cash of $20,975,999 which was subsequently invested in an investment company and joint repurchase agreements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$73,821,376	$—	$—	$73,821,376
Short-Term Investments
Investment Companies	2,020,114	—	—	2,020,114
Repurchase Agreements	—	18,975,999	—	18,975,999

Total Assets	$75,841,490	$18,975,999	$—	$94,817,489

Total Liabilities	$—	$—	$—	$—

Total	$75,841,490	$18,975,999	$—	$94,817,489

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$393,814
Aggregate gross unrealized depreciation	(10,492,673)

Net unrealized depreciation	$(10,098,859)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$104,916,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (39.6%)
iShares Core MSCI EAFE ETF(x)	96,798	$5,098,351
iShares Core S&P 500 ETF	18,207	6,529,940
iShares Russell 2000 ETF(x)	8,834	1,456,903
SPDR S&P 500 ETF Trust(x)	3,356	1,198,696
SPDR S&P MidCap 400 ETF Trust(x)	5,402	2,169,767

Total Equity		16,453,657

Fixed Income (45.3%)
iShares iBoxx $ Investment Grade Corporate Bond ETF(x)	91,146	9,337,908
Vanguard Intermediate-Term Corporate Bond ETF	125,023	9,461,741

Total Fixed Income		18,799,649

Total Exchange Traded Funds (84.9%) (Cost $39,981,272)		35,253,306

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (13.9%)
U.S. Treasury Notes
2.250%, 3/31/24	$3,013,000	2,922,492
1.750%, 6/30/24	2,985,000	2,857,905

Total U.S. Treasury Obligations (Cost $5,835,978)		5,780,397

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.8%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	139,352	139,408

Total Investment Companies		1,139,408

	Principal Amount	Value (Note 1)
Repurchase Agreement (11.3%)
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $4,695,925, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $4,789,844. (xx)	$4,694,763	4,694,763

Total Short-Term Investments (14.1%) (Cost $5,834,171)		5,834,171

Total Investments in Securities (112.9%) (Cost $51,651,421)		46,867,874
Other Assets Less Liabilities (-12.9%)		(5,370,262)

Net Assets (100%)		$41,497,612

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $11,547,501. This was collateralized by $6,185,819 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 1/31/24 – 5/15/50 and by cash of $5,694,763 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$35,253,306	$—	$—	$35,253,306
Short-Term Investments
Investment Companies	1,139,408	—	—	1,139,408
Repurchase Agreement	—	4,694,763	—	4,694,763
U.S. Treasury Obligations	—	5,780,397	—	5,780,397

Total Assets	$36,392,714	$10,475,160	$—	$46,867,874

Total Liabilities	$—	$—	$—	$—

Total	$36,392,714	$10,475,160	$—	$46,867,874

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$517,260
Aggregate gross unrealized depreciation	(5,325,656)

Net unrealized depreciation	$(4,808,396)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$51,676,270

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.8%)
Entertainment (1.4%)
Netflix, Inc.*	16,833	$3,963,162
Take-Two Interactive Software, Inc.*	25,492	2,778,628

		6,741,790

Interactive Media & Services (5.2%)
Alphabet, Inc., Class C*	134,120	12,895,638
Meta Platforms, Inc., Class A*	66,252	8,989,071
Pinterest, Inc., Class A*	68,732	1,601,456
Snap, Inc., Class A*	106,439	1,045,231

		24,531,396

Media (2.2%)
Charter Communications, Inc., Class A*	20,366	6,178,026
Comcast Corp., Class A	133,122	3,904,468

		10,082,494

Total Communication Services		41,355,680

Consumer Discretionary (11.9%)
Automobiles (0.6%)
General Motors Co.	88,806	2,849,784

Hotels, Restaurants & Leisure (6.4%)
Aramark	213,532	6,662,198
Chipotle Mexican Grill, Inc.*	6,006	9,025,577
Hilton Grand Vacations, Inc.*	130,838	4,303,262
Norwegian Cruise Line Holdings Ltd.(x)*	405,853	4,610,490
Royal Caribbean Cruises Ltd.*	43,076	1,632,580
Yum! Brands, Inc.	37,240	3,960,102

		30,194,209

Household Durables (0.5%)
DR Horton, Inc.	32,025	2,156,884

Internet & Direct Marketing Retail (1.6%)
Amazon.com, Inc.*	64,980	7,342,740

Multiline Retail (1.7%)
Dollar General Corp.	18,624	4,467,152
Dollar Tree, Inc.*	26,758	3,641,764

		8,108,916

Specialty Retail (0.5%)
Burlington Stores, Inc.*	21,992	2,460,685

Textiles, Apparel & Luxury Goods (0.6%)
NIKE, Inc., Class B	30,539	2,538,402

Total Consumer Discretionary		55,651,620

Consumer Staples (4.8%)
Beverages (1.9%)
Constellation Brands, Inc., Class A	20,205	4,640,685
Molson Coors Beverage Co., Class B	91,969	4,413,592

		9,054,277

Food Products (1.0%)
Kraft Heinz Co. (The)	144,487	4,818,641

Personal Products (0.8%)
Estee Lauder Cos., Inc. (The), Class A	16,394	3,539,465

Tobacco (1.1%)
Philip Morris International, Inc.	62,026	5,148,778

Total Consumer Staples		22,561,161

Energy (4.2%)
Oil, Gas & Consumable Fuels (4.2%)
Chevron Corp.	29,205	4,195,882
ConocoPhillips	119,313	12,210,493
Equitrans Midstream Corp.	411,779	3,080,107

Total Energy		19,486,482

Financials (12.3%)
Banks (3.9%)
JPMorgan Chase & Co.	73,920	7,724,640
SVB Financial Group*	13,733	4,611,267
Western Alliance Bancorp	90,028	5,918,441

		18,254,348

Capital Markets (3.7%)
Brookfield Asset Management, Inc., Class A	91,021	3,721,849
MSCI, Inc.	15,900	6,706,461
Nasdaq, Inc.	81,552	4,622,367
Tradeweb Markets, Inc., Class A	41,400	2,335,788

		17,386,465

Insurance (4.7%)
Aon plc, Class A	16,943	4,538,521
Chubb Ltd.	31,378	5,707,031
Marsh & McLennan Cos., Inc.	47,015	7,018,869
Progressive Corp. (The)	41,236	4,792,036

		22,056,457

Total Financials		57,697,270

Health Care (12.0%)
Biotechnology (2.4%)
Regeneron Pharmaceuticals, Inc.*	7,162	4,933,687
Seagen, Inc.*	46,714	6,391,877

		11,325,564

Health Care Equipment & Supplies (1.7%)
Abbott Laboratories	34,237	3,312,772
Edwards Lifesciences Corp.*	53,598	4,428,803

		7,741,575

Health Care Providers & Services (3.9%)
Centene Corp.*	72,015	5,603,487
Elevance Health, Inc.	10,669	4,846,286
UnitedHealth Group, Inc.	15,670	7,913,977

		18,363,750

Life Sciences Tools & Services (2.0%)
Danaher Corp.	23,741	6,132,063
Mettler-Toledo International, Inc.*	3,048	3,304,398

		9,436,461

Pharmaceuticals (2.0%)
Bristol-Myers Squibb Co.	76,661	5,449,830
Pfizer, Inc.	93,930	4,110,377

		9,560,207

Total Health Care		56,427,557

Industrials (10.3%)
Aerospace & Defense (3.2%)
Axon Enterprise, Inc.*	34,246	3,963,974
Raytheon Technologies Corp.	55,956	4,580,558
TransDigm Group, Inc.	12,635	6,631,101

		15,175,633

Airlines (0.6%)
United Airlines Holdings, Inc.*	80,814	2,628,879

Building Products (2.2%)
Armstrong World Industries, Inc.	77,503	6,140,563
Carrier Global Corp.	116,990	4,160,164

		10,300,727

Commercial Services & Supplies (1.0%)
Waste Connections, Inc.	34,291	4,633,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (1.1%)
Arcosa, Inc.	87,103	$4,980,550

Electrical Equipment (0.9%)
AMETEK, Inc.	36,469	4,135,949

Professional Services (0.5%)
Dun & Bradstreet Holdings, Inc.	189,738	2,350,854

Road & Rail (0.8%)
Saia, Inc.*	21,191	4,026,290

Total Industrials		48,232,625

Information Technology (21.4%)
Electronic Equipment, Instruments & Components (1.1%)
Trimble, Inc.*	100,011	5,427,597

IT Services (4.4%)
Block, Inc., Class A*	36,120	1,986,239
GoDaddy, Inc., Class A*	39,172	2,776,512
Mastercard, Inc., Class A	28,762	8,178,187
Toast, Inc., Class A*	80,947	1,353,434
Visa, Inc., Class A	34,765	6,176,002

		20,470,374

Semiconductors & Semiconductor Equipment (7.8%)
ASML Holding NV
(Registered) (NYRS)	22,118	9,186,711
Broadcom, Inc.	17,140	7,610,331
Enphase Energy, Inc.*	8,765	2,432,025
Lam Research Corp.	12,776	4,676,016
Micron Technology, Inc.	174,567	8,745,807
Wolfspeed, Inc.*	39,848	4,118,689

		36,769,579

Software (6.7%)
Adobe, Inc.*	7,836	2,156,467
Bill.com Holdings, Inc.*	27,080	3,584,580
Ceridian HCM Holding, Inc.*	75,281	4,206,702
DocuSign, Inc.*	34,556	1,847,709
Microsoft Corp.	65,744	15,311,778
ServiceNow, Inc.*	11,228	4,239,805

		31,347,041

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	47,096	6,508,667

Total Information Technology		100,523,258

Materials (4.4%)
Chemicals (2.0%)
Linde plc	22,679	6,114,031
Sherwin-Williams Co. (The)	15,988	3,273,543

		9,387,574

Metals & Mining (2.4%)
ATI, Inc.*	428,262	11,396,052

Total Materials		20,783,626

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Crown Castle, Inc. (REIT)	20,932	3,025,720
Equinix, Inc. (REIT)	6,652	3,783,924

Total Real Estate		6,809,644

Utilities (4.8%)
Electric Utilities (1.8%)
PG&E Corp.*	656,466	8,205,825

Independent Power and Renewable Electricity Producers (1.4%)
AES Corp. (The)	298,933	6,755,886

Multi-Utilities (1.6%)
CenterPoint Energy, Inc.	260,987	7,354,614

Total Utilities		22,316,325

Total Common Stocks (96.3%) (Cost $347,079,620)		451,845,248

SHORT-TERM INVESTMENTS:
Investment Companies (1.6%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	6,230,955	6,233,447

Total Investment Companies		7,233,447

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.2%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,062,265, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $1,083,243. (xx)	$1,062,003	1,062,003

Total Short-Term Investments (1.8%) (Cost $8,294,490)		8,295,450

Total Investments in Securities (98.1%) (Cost $355,374,110)		460,140,698

Other Assets Less Liabilities (1.9%)		8,845,949

Net Assets (100%)		$468,986,647

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $1,647,768. This was collateralized by cash of $2,062,003 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

NYRS — New York Registry Shares

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$41,355,680	$—	$—	$41,355,680
Consumer Discretionary	55,651,620	—	—	55,651,620
Consumer Staples	22,561,161	—	—	22,561,161
Energy	19,486,482	—	—	19,486,482
Financials	57,697,270	—	—	57,697,270
Health Care	56,427,557	—	—	56,427,557
Industrials	48,232,625	—	—	48,232,625
Information Technology	100,523,258	—	—	100,523,258
Materials	20,783,626	—	—	20,783,626
Real Estate	6,809,644	—	—	6,809,644
Utilities	22,316,325	—	—	22,316,325
Short-Term Investments
Investment Companies	7,233,447	—	—	7,233,447
Repurchase Agreement	—	1,062,003	—	1,062,003

Total Assets	$459,078,695	$1,062,003	$—	$460,140,698

Total Liabilities	$—	$—	$—	$—

Total	$459,078,695	$1,062,003	$—	$460,140,698

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$152,418,192
Aggregate gross unrealized depreciation	(47,516,579)

Net unrealized appreciation	$104,901,613

Federal income tax cost of investments in securities and derivative instruments, if applicable	$355,239,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (FORMERLY EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO)

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.5%)
Entertainment (4.3%)
Netflix, Inc.*	29,100	$6,851,304
Sea Ltd. (ADR)*	42,770	2,397,259
Walt Disney Co. (The)*	38,252	3,608,311

		12,856,874

Interactive Media & Services (3.2%)
Meta Platforms, Inc., Class A*	69,003	9,362,327

Total Communication Services		22,219,201

Consumer Discretionary (15.5%)
Auto Components (1.2%)
Aptiv plc*	45,999	3,597,582

Internet & Direct Marketing Retail (9.3%)
Amazon.com, Inc.*	243,520	27,517,760

Specialty Retail (3.3%)
Advance Auto Parts, Inc.	28,990	4,532,296
Tractor Supply Co.	28,120	5,226,946

		9,759,242

Textiles, Apparel & Luxury Goods (1.7%)
NIKE, Inc., Class B	60,600	5,037,072

Total Consumer Discretionary		45,911,656

Consumer Staples (2.7%)
Beverages (2.7%)
Monster Beverage Corp.*	90,360	7,857,706

Total Consumer Staples		7,857,706

Financials (2.7%)
Capital Markets (2.7%)
S&P Global, Inc.	26,032	7,948,871

Total Financials		7,948,871

Health Care (18.5%)
Health Care Equipment & Supplies (7.0%)
Alcon, Inc.	94,230	5,482,301
Dexcom, Inc.*	57,600	4,639,104
Intuitive Surgical, Inc.*	23,200	4,348,608
Stryker Corp.	30,100	6,096,454

		20,566,467

Health Care Providers & Services (7.7%)
CVS Health Corp.	68,500	6,532,845
UnitedHealth Group, Inc.	32,145	16,234,511

		22,767,356

Life Sciences Tools & Services (3.8%)
Thermo Fisher Scientific, Inc.	22,297	11,308,816

Total Health Care		54,642,639

Industrials (10.1%)
Air Freight & Logistics (2.4%)
United Parcel Service, Inc., Class B	43,948	7,099,360

Electrical Equipment (2.3%)
Eaton Corp. plc	50,760	6,769,354

Industrial Conglomerates (1.2%)
Honeywell International, Inc.	20,800	3,472,976

Road & Rail (1.5%)
Uber Technologies, Inc.*	168,780	4,472,670

Trading Companies & Distributors (2.7%)
WW Grainger, Inc.	16,340	7,993,364

Total Industrials		29,807,724

Information Technology (37.0%)
IT Services (7.3%)
PayPal Holdings, Inc.*	73,100	6,291,717
Visa, Inc., Class A	85,461	15,182,147

		21,473,864

Semiconductors & Semiconductor Equipment (4.6%)
ASML Holding NV (Registered) (NYRS)	7,940	3,297,879
Intel Corp.	81,700	2,105,409
NVIDIA Corp.	68,140	8,271,514

		13,674,802

Software (20.2%)
Adobe, Inc.*	13,229	3,640,621
Atlassian Corp. plc, Class A*	25,970	5,469,022
Microsoft Corp.	102,127	23,785,378
Palo Alto Networks, Inc.*	64,050	10,490,750
Salesforce, Inc.*	51,560	7,416,390
Splunk, Inc.*	49,195	3,699,464
Unity Software, Inc.(x)*	35,100	1,118,286
Workday, Inc., Class A*	27,290	4,154,084

		59,773,995

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	104,834	14,488,059

Total Information Technology		109,410,720

Materials (1.0%)
Chemicals (1.0%)
Sherwin-Williams Co. (The)	15,200	3,112,200

Total Materials		3,112,200

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Equinix, Inc. (REIT)	8,600	4,892,024

Total Real Estate		4,892,024

Utilities (1.3%)
Electric Utilities (1.3%)
NextEra Energy, Inc.	48,000	3,763,680

Total Utilities		3,763,680

Total Common Stocks (97.9%) (Cost $215,892,621)		289,566,421

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (FORMERLY EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.0%)†
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price , collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22- 5/15/52; total market value $104,560. (xx)	$102,510	$102,510

Total Short-Term Investment (0.0%)† (Cost $102,510)		102,510

Total Investments in Securities (97.9%) (Cost $215,995,131)		289,668,931
Other Assets Less Liabilities (2.1%)		6,337,560

Net Assets (100%)		$296,006,491

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $1,006,457. This was collateralized by $925,267 of various U.S. Government Treasury Securities, ranging from 0.875% — 3.625%, maturing 11/30/26 — 5/15/51 and by cash of $102,510 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$22,219,201	$—	$—	$22,219,201
Consumer Discretionary	45,911,656	—	—	45,911,656
Consumer Staples	7,857,706	—	—	7,857,706
Financials	7,948,871	—	—	7,948,871
Health Care	54,642,639	—	—	54,642,639
Industrials	29,807,724	—	—	29,807,724
Information Technology	109,410,720	—	—	109,410,720
Materials	3,112,200	—	—	3,112,200
Real Estate	4,892,024	—	—	4,892,024
Utilities	3,763,680	—	—	3,763,680
Short-Term Investment
Repurchase Agreement	—	102,510	—	102,510

Total Assets	$289,566,421	$102,510	$—	$289,668,931

Total Liabilities	$—	$—	$—	$—

Total	$289,566,421	$102,510	$—	$289,668,931

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (FORMERLY EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$117,441,110
Aggregate gross unrealized depreciation	(43,822,168)

Net unrealized appreciation	$73,618,942

Federal income tax cost of investments in securities and derivative instruments, if applicable	$216,049,989

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.4%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	58,046	$890,426
Lumen Technologies, Inc.	7,550	54,964
Verizon Communications, Inc.	34,246	1,300,320

		2,245,710

Entertainment (1.3%)
Activision Blizzard, Inc.	5,786	430,131
Electronic Arts, Inc.	2,147	248,429
Endeavor Group Holdings, Inc., Class A*	176,890	3,583,791
Live Nation Entertainment, Inc.*	1,211	92,084
Netflix, Inc.*	3,622	852,764
Take-Two Interactive Software, Inc.*	1,269	138,321
Walt Disney Co. (The)*	14,853	1,401,084
Warner Bros Discovery, Inc.*	17,989	206,874

		6,953,478

Interactive Media & Services (2.3%)
Alphabet, Inc., Class A*	48,720	4,660,068
Alphabet, Inc., Class C*	43,578	4,190,025
Match Group, Inc.*	31,138	1,486,839
Meta Platforms, Inc., Class A*	18,526	2,513,608
Twitter, Inc.*	5,465	239,585

		13,090,125

Media (0.3%)
Charter Communications, Inc., Class A*	901	273,318
Comcast Corp., Class A	35,792	1,049,779
DISH Network Corp., Class A*	1,923	26,595
Fox Corp., Class A	2,508	76,946
Fox Corp., Class B	1,130	32,205
Interpublic Group of Cos., Inc. (The)	3,075	78,720
News Corp., Class A	3,272	49,440
News Corp., Class B	775	11,951
Omnicom Group, Inc.	1,687	106,433
Paramount Global, Class B(x)	4,104	78,140
Tribune Co. Litigation, Class 1C(r)*	24,151	—

		1,783,527

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	4,892	656,360

Total Communication Services		24,729,200

Consumer Discretionary (10.2%)
Auto Components (0.4%)
Aptiv plc*	2,179	170,419
BorgWarner, Inc.	2,044	64,182
Fox Factory Holding Corp.*	23,970	1,895,548

		2,130,149

Automobiles (1.8%)
Ford Motor Co.	31,858	356,810
General Motors Co.	11,771	377,731
Tesla, Inc.*	35,147	9,322,742

		10,057,283

Distributors (0.1%)
Genuine Parts Co.	1,142	170,524
LKQ Corp.	2,108	99,392
Pool Corp.	319	101,509

		371,425

Hotels, Restaurants & Leisure (1.3%)
Booking Holdings, Inc.*	323	530,757
Caesars Entertainment, Inc.*	1,696	54,713
Carnival Corp.*	8,022	56,395
Chipotle Mexican Grill, Inc.*	227	341,126
Darden Restaurants, Inc.	968	122,278
Domino’s Pizza, Inc.	289	89,648
Expedia Group, Inc.*	30,724	2,878,531
Hilton Worldwide Holdings, Inc.	2,190	264,158
Las Vegas Sands Corp.*	2,671	100,216
Marriott International, Inc., Class A	2,210	309,709
McDonald’s Corp.	5,959	1,374,980
MGM Resorts International	2,627	78,074
Norwegian Cruise Line Holdings Ltd.*	3,309	37,590
Royal Caribbean Cruises Ltd.*	1,778	67,386
Starbucks Corp.	9,376	790,022
Wynn Resorts Ltd.*	789	49,731
Yum! Brands, Inc.	2,333	248,091

		7,393,405

Household Durables (0.1%)
DR Horton, Inc.	2,604	175,379
Garmin Ltd.	1,194	95,890
Lennar Corp., Class A	2,010	149,846
Mohawk Industries, Inc.*	430	39,212
Newell Brands, Inc.	3,362	46,698
NVR, Inc.*	27	107,651
PulteGroup, Inc.	2,023	75,863
Whirlpool Corp.	437	58,912

		749,451

Internet & Direct Marketing Retail (3.1%)
Amazon.com, Inc.*	72,035	8,139,955
eBay, Inc.	4,345	159,939
Etsy, Inc.*	12,544	1,256,031
Global-e Online Ltd.*	45,500	1,217,580
Klaviyo, Inc.(r)*	20,574	283,918
MercadoLibre, Inc.*	8,045	6,659,490

		17,716,913

Leisure Products (0.0%)†
Hasbro, Inc.	992	66,881

Multiline Retail (0.2%)
Dollar General Corp.	1,837	440,623
Dollar Tree, Inc.*	1,716	233,547
Target Corp.	3,795	563,140

		1,237,310

Specialty Retail (2.4%)
Advance Auto Parts, Inc.	514	80,359
AutoZone, Inc.*	157	336,283
Bath & Body Works, Inc.	1,816	59,202
Best Buy Co., Inc.	1,607	101,787
Burlington Stores, Inc.*	26,300	2,942,707
CarMax, Inc.*	1,289	85,100
Home Depot, Inc. (The)	8,341	2,301,616
Lowe’s Cos., Inc.	32,634	6,128,991
O’Reilly Automotive, Inc.*	518	364,335
Ross Stores, Inc.	2,853	240,422
TJX Cos., Inc. (The)	9,497	589,954
Tractor Supply Co.	876	162,831
Ulta Beauty, Inc.*	418	167,697

		13,561,284

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	50,380	3,459,091
NIKE, Inc., Class B	10,311	857,050
Ralph Lauren Corp.	333	28,281
Tapestry, Inc.	2,104	59,817
VF Corp.	2,756	82,432

		4,486,671

Total Consumer Discretionary		57,770,772

Consumer Staples (7.7%)
Beverages (3.4%)
Brown-Forman Corp., Class B	1,539	102,451
Coca-Cola Co. (The)	31,606	1,770,568

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A	29,723	$6,826,779
Keurig Dr Pepper, Inc.	6,905	247,337
Molson Coors Beverage Co., Class B	1,619	77,696
Monster Beverage Corp.*	95,746	8,326,072
PepsiCo, Inc.	11,219	1,831,614

		19,182,517

Food & Staples Retailing (2.7%)
Casey’s General Stores, Inc.	22,760	4,609,355
Costco Wholesale Corp.	3,597	1,698,755
Kroger Co. (The)	5,249	229,644
Performance Food Group Co.*	156,390	6,716,951
Sysco Corp.	4,199	296,911
Walgreens Boots Alliance, Inc.	5,785	181,649
Walmart, Inc.	11,585	1,502,575

		15,235,840

Food Products (0.5%)
Archer-Daniels-Midland Co.	4,518	363,473
Campbell Soup Co.	1,540	72,565
Conagra Brands, Inc.	4,043	131,923
General Mills, Inc.	4,870	373,091
Hershey Co. (The)	1,169	257,729
Hormel Foods Corp.	2,386	108,420
J M Smucker Co. (The)	855	117,485
Kellogg Co.	2,004	139,599
Kraft Heinz Co. (The)	6,474	215,908
Lamb Weston Holdings, Inc.	1,141	88,291
McCormick & Co., Inc. (Non- Voting)	1,973	140,616
Mondelez International, Inc., Class A	11,075	607,242
Tyson Foods, Inc., Class A	2,355	155,265

		2,771,607

Household Products (0.6%)
Church & Dwight Co., Inc.	1,984	141,737
Clorox Co. (The)	971	124,667
Colgate-Palmolive Co.	6,805	478,051
Kimberly-Clark Corp.	2,786	313,536
Procter & Gamble Co. (The)	19,436	2,453,795

		3,511,786

Personal Products (0.2%)
Coty, Inc., Class A(x)*	139,700	882,904
Estee Lauder Cos., Inc. (The), Class A	1,877	405,244

		1,288,148

Tobacco (0.3%)
Altria Group, Inc.	14,527	586,600
Philip Morris International, Inc.	12,592	1,045,262

		1,631,862

Total Consumer Staples		43,621,760

Energy (4.3%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	90,923	1,905,746
Halliburton Co.	7,432	182,976
Schlumberger NV	11,505	413,029

		2,501,751

Oil, Gas & Consumable Fuels (3.8%)
APA Corp.	2,705	92,484
Chesapeake Energy Corp.	31,373	2,955,650
Chevron Corp.	14,636	2,102,754
ConocoPhillips	10,347	1,058,912
Coterra Energy, Inc.	6,505	169,911
Devon Energy Corp.	5,322	320,012
Diamondback Energy, Inc.	1,445	174,065
EOG Resources, Inc.	4,783	534,405
EQT Corp.	3,005	122,454
Exxon Mobil Corp.	33,872	2,957,364
Hess Corp.	2,290	249,587
Kinder Morgan, Inc.	16,182	269,268
Marathon Oil Corp.	5,437	122,767
Marathon Petroleum Corp.	4,053	402,584
Occidental Petroleum Corp.	6,057	372,203
ONEOK, Inc.	3,716	190,408
Phillips 66	3,897	314,566
Pioneer Natural Resources Co.	40,050	8,672,026
Valero Energy Corp.	3,202	342,134
Williams Cos., Inc. (The)	10,052	287,789

		21,711,343

Total Energy		24,213,094

Financials (8.5%)
Banks (3.1%)
Bank of America Corp.	56,816	1,715,843
Citigroup, Inc.	15,731	655,511
Citizens Financial Group, Inc.	3,973	136,512
Comerica, Inc.	1,047	74,442
Fifth Third Bancorp	5,521	176,451
First Republic Bank	37,280	4,866,904
Huntington Bancshares, Inc.	11,609	153,007
JPMorgan Chase & Co.	23,863	2,493,683
KeyCorp	7,693	123,242
M&T Bank Corp.	1,400	246,848
PNC Financial Services Group, Inc. (The)‡	3,341	499,212
Regions Financial Corp.	7,667	153,877
Signature Bank	494	74,594
SVB Financial Group*	495	166,211
Truist Financial Corp.	101,138	4,403,548
US Bancorp	11,084	446,907
Wells Fargo & Co.	30,892	1,242,476
Zions Bancorp NA	1,246	63,372

		17,692,640

Capital Markets (3.0%)
Ameriprise Financial, Inc.	865	217,937
Bank of New York Mellon Corp. (The)	5,973	230,080
BlackRock, Inc.‡	1,225	674,093
Cboe Global Markets, Inc.	893	104,811
Charles Schwab Corp. (The)	12,410	891,907
CME Group, Inc.	27,845	4,932,185
Edify Acquisition Corp., Class A*	27,870	275,634
FactSet Research Systems, Inc.	321	128,435
Franklin Resources, Inc.	2,430	52,294
Goldman Sachs Group, Inc. (The)	2,782	815,265
Intercontinental Exchange, Inc.	4,536	409,828
Invesco Ltd.	3,697	50,649
KKR & Co., Inc.	111,190	4,781,170
MarketAxess Holdings, Inc.	292	64,967
Moody’s Corp.	1,277	310,451
Morgan Stanley	10,884	859,945
MSCI, Inc.	666	280,912
Nasdaq, Inc.	2,686	152,242
Northern Trust Corp.	1,646	140,832
Raymond James Financial, Inc.	1,575	155,642
S&P Global, Inc.	2,769	845,514
State Street Corp.	3,062	186,200
T. Rowe Price Group, Inc.	1,851	194,374

		16,755,367

Consumer Finance (0.2%)
American Express Co.	4,861	655,797
Capital One Financial Corp.	3,103	286,004
Discover Financial Services	2,194	199,478
Synchrony Financial	3,808	107,348

		1,248,627

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	14,686	$3,921,456

Insurance (1.5%)
Aflac, Inc.	4,655	261,611
Allstate Corp. (The)	2,203	274,340
American Equity Investment Life Holding Co.	79,840	2,977,234
American International Group, Inc.	6,181	293,474
Aon plc, Class A	1,732	463,951
Arthur J Gallagher & Co.	1,682	287,992
Assurant, Inc.	446	64,790
Brown & Brown, Inc.	1,991	120,416
Chubb Ltd.	3,390	616,573
Cincinnati Financial Corp.	1,294	115,904
Everest Re Group Ltd.	324	85,031
Globe Life, Inc.	725	72,282
Hartford Financial Services Group, Inc. (The)	2,557	158,381
Lincoln National Corp.	1,185	52,033
Loews Corp.	1,714	85,426
Marsh & McLennan Cos., Inc.	4,026	601,041
MetLife, Inc.	5,417	329,245
Principal Financial Group, Inc.	1,946	140,404
Progressive Corp. (The)	4,783	555,832
Prudential Financial, Inc.	3,031	259,999
Travelers Cos., Inc. (The)	1,897	290,620
W R Berkley Corp.	1,628	105,136
Willis Towers Watson plc	903	181,449

		8,393,164

Total Financials		48,011,254

Health Care (11.6%)
Biotechnology (1.7%)
AbbVie, Inc.	14,388	1,931,013
Amgen, Inc.	4,363	983,420
Biogen, Inc.*	1,172	312,924
Caris Life Sciences, Inc.(r)*	69,480	126,747
Gilead Sciences, Inc.	10,252	632,446
Horizon Therapeutics plc*	55,500	3,434,895
Incyte Corp.*	1,473	98,161
Moderna, Inc.*	2,724	322,113
Regeneron Pharmaceuticals, Inc.*	864	595,184
Ultragenyx Pharmaceutical, Inc.*	13,470	557,793
Vertex Pharmaceuticals, Inc.*	2,087	604,270

		9,598,966

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	14,261	1,379,894
ABIOMED, Inc.*	382	93,842
Align Technology, Inc.*	590	122,195
Baxter International, Inc.	4,014	216,194
Becton Dickinson and Co.	2,331	519,417
Boston Scientific Corp.*	11,524	446,325
Cooper Cos., Inc. (The)	395	104,240
Dentsply Sirona, Inc.	1,900	53,865
Dexcom, Inc.*	3,155	254,104
Edwards Lifesciences Corp.*	5,041	416,538
Hologic, Inc.*	2,016	130,072
IDEXX Laboratories, Inc.*	661	215,354
Insulet Corp.*	30,630	7,026,522
Intuitive Surgical, Inc.*	2,889	541,514
Medtronic plc	10,766	869,355
ResMed, Inc.	1,215	265,235
STERIS plc	790	131,361
Stryker Corp.	2,713	549,491
Teleflex, Inc.	364	73,331
Zimmer Biomet Holdings, Inc.	1,668	174,389

		13,583,238

Health Care Providers & Services (2.5%)
AmerisourceBergen Corp.	1,268	171,598
Cardinal Health, Inc.	2,237	149,163
Centene Corp.*	4,614	359,015
Cigna Corp.	2,480	688,126
CVS Health Corp.	10,677	1,018,266
DaVita, Inc.*	456	37,743
Elevance Health, Inc.	1,943	882,588
HCA Healthcare, Inc.	1,750	321,633
Henry Schein, Inc.*	1,095	72,018
Humana, Inc.	1,037	503,142
Laboratory Corp. of America Holdings	713	146,030
McKesson Corp.	1,154	392,210
Molina Healthcare, Inc.*	482	158,983
Progyny, Inc.*	56,900	2,108,714
Quest Diagnostics, Inc.	959	117,660
Surgery Partners, Inc.*	137,120	3,208,608
UnitedHealth Group, Inc.	7,605	3,840,829
Universal Health Services, Inc., Class B	585	51,585

		14,227,911

Health Care Technology (0.2%)
Doximity, Inc., Class A(x)*	36,700	1,109,074

Life Sciences Tools & Services (2.8%)
Agilent Technologies, Inc.	2,425	294,759
Bio-Rad Laboratories, Inc., Class A*	179	74,668
Bio-Techne Corp.	329	93,436
Charles River Laboratories International, Inc.*	23,812	4,686,202
Danaher Corp.	5,321	1,374,361
Illumina, Inc.*	1,304	248,790
IQVIA Holdings, Inc.*	1,503	272,253
Mettler-Toledo International, Inc.*	185	200,562
PerkinElmer, Inc.	10,819	1,301,850
Syneos Health, Inc.*	118,080	5,567,472
Thermo Fisher Scientific, Inc.	3,184	1,614,893
Waters Corp.*	491	132,339
West Pharmaceutical Services, Inc.	595	146,418

		16,008,003

Pharmaceuticals (2.0%)
Bristol-Myers Squibb Co.	17,362	1,234,265
Catalent, Inc.*	1,437	103,981
Eli Lilly and Co.	6,411	2,072,997
Johnson & Johnson	21,369	3,490,840
Merck & Co., Inc.	20,589	1,773,125
Organon & Co.	2,201	51,503
Pfizer, Inc.	45,656	1,997,906
Viatris, Inc.	10,363	88,293
Zoetis, Inc.	3,820	566,468

		11,379,378

Total Health Care		65,906,570

Industrials (10.1%)
Aerospace & Defense (1.5%)
Boeing Co. (The)*	4,560	552,125
General Dynamics Corp.	1,825	387,210
Howmet Aerospace, Inc.	3,017	93,316
Huntington Ingalls Industries, Inc.	336	74,424
L3Harris Technologies, Inc.	23,439	4,871,327
Lockheed Martin Corp.	1,919	741,291
Northrop Grumman Corp.	1,185	557,329
Raytheon Technologies Corp.	11,955	978,636
Textron, Inc.	1,635	95,255

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
TransDigm Group, Inc.	423	$221,999

		8,572,912

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	1,025	98,718
Expeditors International of Washington, Inc.	1,351	119,307
FedEx Corp.	1,969	292,337
GXO Logistics, Inc.*	46,630	1,634,848
United Parcel Service, Inc., Class B	5,950	961,163

		3,106,373

Airlines (0.1%)
Alaska Air Group, Inc.*	957	37,467
American Airlines Group, Inc.(x)*	5,499	66,208
Delta Air Lines, Inc.*	5,079	142,517
Southwest Airlines Co.*	4,718	145,503
United Airlines Holdings, Inc.*	2,729	88,774

		480,469

Building Products (0.6%)
A O Smith Corp.	980	47,609
Allegion plc	775	69,502
Carrier Global Corp.	6,815	242,342
Fortune Brands Home & Security, Inc.	1,057	56,750
Johnson Controls International plc	5,529	272,137
Masco Corp.	1,770	82,641
Trane Technologies plc	1,914	277,166
Trex Co., Inc.*	59,720	2,624,097

		3,672,244

Commercial Services & Supplies (1.2%)
Cintas Corp.	689	267,463
Copart, Inc.*	52,759	5,613,558
Republic Services, Inc.	1,653	224,874
Rollins, Inc.	1,968	68,250
Waste Management, Inc.	3,057	489,762

		6,663,907

Construction & Engineering (1.6%)
Quanta Services, Inc.	1,177	149,938
WillScot Mobile Mini Holdings Corp.*	218,200	8,800,006

		8,949,944

Electrical Equipment (1.4%)
AMETEK, Inc.	1,863	211,283
Eaton Corp. plc	3,275	436,754
Emerson Electric Co.	4,796	351,163
Generac Holdings, Inc.*	497	88,536
nVent Electric plc	77,150	2,438,711
Rockwell Automation, Inc.	934	200,913
Shoals Technologies Group, Inc., Class A*	114,000	2,456,700
Vertiv Holdings Co.	183,690	1,785,467

		7,969,527

Industrial Conglomerates (0.3%)
3M Co.	4,499	497,140
General Electric Co.	8,874	549,389
Honeywell International, Inc.	5,450	909,986

		1,956,515

Machinery (0.7%)
Brain Corp.(r)*	52,300	160,003
Caterpillar, Inc.	4,277	701,770
Cummins, Inc.	1,169	237,903
Deere & Co.	2,264	755,927
Dover Corp.	1,142	133,134
Fortive Corp.	2,852	166,272
IDEX Corp.	637	127,304
Illinois Tool Works, Inc.	2,265	409,172
Ingersoll Rand, Inc.	3,233	139,860
Nordson Corp.	449	95,309
Otis Worldwide Corp.	3,426	218,579
PACCAR, Inc.	2,889	241,780
Parker-Hannifin Corp.	1,037	251,275
Pentair plc	1,420	57,695
Snap-on, Inc.	458	92,218
Stanley Black & Decker, Inc.	1,223	91,982
Westinghouse Air Brake Technologies Corp.	1,499	121,944
Xylem, Inc.	1,436	125,449

		4,127,576

Professional Services (0.2%)
CoStar Group, Inc.*	3,218	224,134
Equifax, Inc.	979	167,830
Jacobs Solutions, Inc.	1,037	112,504
Leidos Holdings, Inc.	1,111	97,179
Nielsen Holdings plc	3,003	83,243
Robert Half International, Inc.	869	66,479
Verisk Analytics, Inc.	1,297	221,177

		972,546

Road & Rail (0.7%)
CSX Corp.	17,354	462,310
JB Hunt Transport Services, Inc.	669	104,645
Lyft, Inc., Class A*	61,000	803,370
Norfolk Southern Corp.	1,902	398,754
Old Dominion Freight Line, Inc.	752	187,075
Union Pacific Corp.	5,050	983,841
XPO Logistics, Inc.*	28,330	1,261,252

		4,201,247

Trading Companies & Distributors (1.2%)
Fastenal Co.	4,641	213,672
H&E Equipment Services, Inc.	61,730	1,749,428
MSC Industrial Direct Co., Inc., Class A	58,890	4,287,781
United Rentals, Inc.*	577	155,859
WW Grainger, Inc.	368	180,022

		6,586,762

Total Industrials		57,260,022

Information Technology (23.1%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	2,003	226,119
Cisco Systems, Inc.	33,652	1,346,080
F5, Inc.*	510	73,812
Juniper Networks, Inc.	2,507	65,483
Motorola Solutions, Inc.	1,364	305,495

		2,016,989

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	4,836	323,818
CDW Corp.	1,096	171,064
Corning, Inc.	6,165	178,908
Keysight Technologies, Inc.*	1,478	232,578
TE Connectivity Ltd.	2,564	282,963
Teledyne Technologies, Inc.*	372	125,539
Trimble, Inc.*	1,992	108,106
Zebra Technologies Corp., Class A*	424	111,092

		1,534,068

IT Services (2.8%)
Accenture plc, Class A	5,161	1,327,925
Akamai Technologies, Inc.*	1,299	104,336
Automatic Data Processing, Inc.	3,356	759,094
Broadridge Financial Solutions, Inc.	964	139,125
Cognizant Technology Solutions Corp., Class A	4,241	243,603
DXC Technology Co.*	1,871	45,802
EPAM Systems, Inc.*	466	168,781
Fidelity National Information Services, Inc.	4,904	370,595

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Fiserv, Inc.*	5,198	$486,377
FleetCor Technologies, Inc.*	621	109,402
Gartner, Inc.*	658	182,062
Global Payments, Inc.	2,219	239,763
International Business Machines Corp.	7,362	874,679
Jack Henry & Associates, Inc.	624	113,737
Mastercard, Inc., Class A	6,918	1,967,064
MongoDB, Inc.*	3,200	635,392
Paychex, Inc.	2,592	290,848
Paymentus Holdings, Inc., Class A(x)*	62,700	609,444
PayPal Holdings, Inc.*	9,406	809,574
Shopify, Inc., Class A*	71,960	1,938,602
Snowflake, Inc., Class A*	11,000	1,869,560
VeriSign, Inc.*	732	127,148
Visa, Inc., Class A	13,289	2,360,791

		15,773,704

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.*	13,111	830,713
Analog Devices, Inc.	4,242	591,080
Applied Materials, Inc.	7,070	579,245
Broadcom, Inc.	3,282	1,457,241
Enphase Energy, Inc.*	1,087	301,610
Intel Corp.	33,402	860,770
KLA Corp.	1,153	348,932
Lam Research Corp.	1,106	404,796
Microchip Technology, Inc.	4,489	273,964
Micron Technology, Inc.	8,888	445,289
Monolithic Power Systems, Inc.	361	131,187
NVIDIA Corp.	39,461	4,790,171
NXP Semiconductors NV	2,152	317,441
ON Semiconductor Corp.*	60,890	3,795,274
Qorvo, Inc.*	865	68,690
QUALCOMM, Inc.	9,127	1,031,168
Skyworks Solutions, Inc.	1,310	111,704
SolarEdge Technologies, Inc.*	452	104,620
Teradyne, Inc.	1,219	91,608
Texas Instruments, Inc.	7,426	1,149,396

		17,684,899

Software (11.6%)
Adobe, Inc.*	10,164	2,797,133
ANSYS, Inc.*	698	154,747
Autodesk, Inc.*	1,776	331,757
Avaya Holdings Corp.(x)*	131	208
Cadence Design Systems, Inc.*	2,238	365,756
Ceridian HCM Holding, Inc.*	1,274	71,191
Clear Secure, Inc., Class A(x)*	20,482	468,218
Confluent, Inc., Class A*	32,870	781,320
Datadog, Inc., Class A*	18,750	1,664,625
DocuSign, Inc.*	45,540	2,435,024
Everbridge, Inc.*	59,800	1,846,624
Fortinet, Inc.*	153,285	7,530,892
Gitlab, Inc., Class A(x)*	54,107	2,771,360
HubSpot, Inc.*	15,000	4,051,800
Intuit, Inc.	2,305	892,773
LivePerson, Inc.*	53,400	503,028
Microsoft Corp.	60,620	14,118,398
New Relic, Inc.*	35,450	2,034,121
NortonLifeLock, Inc.	4,922	99,129
Oracle Corp.	12,346	753,970
Paycom Software, Inc.*	404	133,316
Paycor HCM, Inc.*	54,812	1,620,243
PTC, Inc.*	887	92,780
Roper Technologies, Inc.	873	313,966
Salesforce, Inc.*	8,099	1,164,960
SentinelOne, Inc., Class A*	91,800	2,346,408
ServiceNow, Inc.*	26,181	9,886,207
Sprout Social, Inc., Class A*	37,548	2,278,413
Synopsys, Inc.*	1,239	378,527
Tyler Technologies, Inc.*	328	113,980
Varonis Systems, Inc.*	50,300	1,333,956
Workday, Inc., Class A*	15,540	2,365,499

		65,700,329

Technology Hardware, Storage & Peripherals (5.0%)
Apple, Inc.	199,727	27,602,272
Hewlett Packard Enterprise Co.	10,381	124,364
HP, Inc.	7,396	184,308
NetApp, Inc.	1,787	110,526
Seagate Technology Holdings plc	1,574	83,784
Western Digital Corp.*	2,652	86,323

		28,191,577

Total Information Technology		130,901,566

Materials (1.7%)
Chemicals (0.8%)
Air Products and Chemicals, Inc.	1,822	424,034
Albemarle Corp.	938	248,045
Celanese Corp.	797	72,001
CF Industries Holdings, Inc.	1,641	157,946
Corteva, Inc.	5,870	335,471
Dow, Inc.	5,769	253,432
DuPont de Nemours, Inc.	3,996	201,398
Eastman Chemical Co.	964	68,492
Ecolab, Inc.	2,013	290,717
FMC Corp.	1,017	107,497
International Flavors & Fragrances, Inc.	2,033	184,657
Linde plc	4,048	1,091,300
LyondellBasell Industries NV, Class A	2,070	155,830
Mosaic Co. (The)	2,841	137,306
PPG Industries, Inc.	1,910	211,418
Sherwin-Williams Co. (The)	1,912	391,482

		4,331,026

Construction Materials (0.7%)
Martin Marietta Materials, Inc.	497	160,079
Summit Materials, Inc., Class A*	144,180	3,454,553
Vulcan Materials Co.	1,057	166,699

		3,781,331

Containers & Packaging (0.1%)
Amcor plc	12,688	136,142
Avery Dennison Corp.	654	106,406
Ball Corp.	2,474	119,544
International Paper Co.	2,919	92,532
Packaging Corp. of America	738	82,870
Sealed Air Corp.	1,151	51,231
Westrock Co.	2,077	64,159

		652,884

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	11,646	318,285
Newmont Corp.	6,439	270,631
Nucor Corp.	2,127	227,568

		816,484

Total Materials		9,581,725

Real Estate (4.1%)
Equity Real Estate Investment Trusts (REITs) (3.4%)
Alexandria Real Estate Equities, Inc. (REIT)	1,175	164,723
American Tower Corp. (REIT)	3,797	815,216
AvalonBay Communities, Inc. (REIT)	1,128	207,766
Boston Properties, Inc. (REIT)	1,115	83,592

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Camden Property Trust (REIT)	886	$105,833
Crown Castle, Inc. (REIT)	3,488	504,190
Digital Realty Trust, Inc. (REIT)	2,361	234,164
Duke Realty Corp. (REIT)	3,169	152,746
Equinix, Inc. (REIT)	740	420,942
Equity Residential (REIT)	2,745	184,519
Essex Property Trust, Inc. (REIT)	544	131,773
Extra Space Storage, Inc. (REIT)	1,076	185,836
Federal Realty Investment Trust (REIT)	611	55,063
Healthpeak Properties, Inc. (REIT)	4,485	102,796
Host Hotels & Resorts, Inc. (REIT)	6,030	95,756
Invitation Homes, Inc. (REIT)	4,713	159,158
Iron Mountain, Inc. (REIT)	2,438	107,199
Kimco Realty Corp. (REIT)	4,794	88,258
Lamar Advertising Co. (REIT), Class A	56,170	4,633,463
Mid-America Apartment Communities, Inc. (REIT)	931	144,370
Prologis, Inc. (REIT)	6,042	613,867
Public Storage (REIT)	1,284	375,968
Realty Income Corp. (REIT)	5,019	292,106
Regency Centers Corp. (REIT)	1,304	70,220
SBA Communications Corp. (REIT)	29,128	8,291,285
Simon Property Group, Inc. (REIT)	2,653	238,107
UDR, Inc. (REIT)	2,374	99,020
Ventas, Inc. (REIT)	3,168	127,259
VICI Properties, Inc. (REIT)	7,801	232,860
Vornado Realty Trust (REIT)	1,334	30,896
Welltower, Inc. (REIT)	3,788	243,644
Weyerhaeuser Co. (REIT)	6,018	171,874

		19,364,469

Real Estate Management & Development (0.7%)
CBRE Group, Inc., Class A*	58,071	3,920,373

Total Real Estate		23,284,842

Utilities (1.3%)
Electric Utilities (0.9%)
Alliant Energy Corp.	1,972	104,496
American Electric Power Co., Inc.	4,239	366,462
Constellation Energy Corp.	2,648	220,287
Duke Energy Corp.	6,212	577,840
Edison International	3,038	171,890
Entergy Corp.	1,619	162,920
Evergy, Inc.	1,807	107,336
Eversource Energy	2,762	215,326
Exelon Corp.	8,092	303,126
FirstEnergy Corp.	4,401	162,837
NextEra Energy, Inc.	15,950	1,250,640
NRG Energy, Inc.	1,918	73,402
PG&E Corp.*	13,082	163,525
Pinnacle West Capital Corp.	1,004	64,768
PPL Corp.	6,050	153,367
Southern Co. (The)	8,669	589,492
Xcel Energy, Inc.	4,463	285,632

		4,973,346

Gas Utilities (0.0%)†
Atmos Energy Corp.	1,180	120,183

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	5,341	120,706

Multi-Utilities (0.4%)
Ameren Corp.	2,077	167,302
CenterPoint Energy, Inc.	5,076	143,042
CMS Energy Corp.	2,433	141,698
Consolidated Edison, Inc.	2,931	251,363
Dominion Energy, Inc.	6,766	467,598
DTE Energy Co.	1,564	179,938
NiSource, Inc.	3,329	83,858
Public Service Enterprise Group, Inc.	4,083	229,587
Sempra Energy	2,572	385,646
WEC Energy Group, Inc.	2,615	233,859

		2,283,891

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,509	196,411

Total Utilities		7,694,537

Total Common Stocks (87.0%) (Cost $555,466,134)		492,975,342

CONVERTIBLE PREFERRED STOCK:
Industrials (0.6%)
Professional Services (0.6%)
Clarivate plc
5.250%	84,100	3,586,024

Total Convertible Preferred Stock (0.6%) (Cost $7,710,851)		3,586,024

PREFERRED STOCK:
Information Technology (0.0%)†
Software (0.0%)†
DataRobot, Inc. 0.000%(r)*	22,891	204,074

Total Preferred Stock (0.0%)† (Cost $300,833)		204,074

	Number of Warrants	Value (Note 1)
WARRANTS:
Financials (0.0%)†
Capital Markets (0.0%)†
Edify Acquisition Corp.,expiring 12/31/27*	17,885	1,789

Total Financials		1,789

Materials (0.0%)†
Chemicals (0.0%)†
Ginkgo Bioworks Holdings, Inc., expiring 8/1/26*	32,800	23,616

Total Materials		23,616

Total Warrants (0.0%)† (Cost $—)		25,405

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (11.3%)
JPMorgan Prime Money Market Fund, IM Shares	63,885,309	63,910,863

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,915,377, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $1,953,201. (xx)	$1,914,903	1,914,903

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $400,249, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $438,420. (xx)	$400,000	$400,000

Total Repurchase Agreements		2,314,903

Total Short-Term Investments (11.7%) (Cost $66,223,483)		66,225,766

Total Investments in Securities (99.3%) (Cost $629,701,301)		563,016,611
Other Assets Less Liabilities (0.7%)		3,981,241

Net Assets (100%)		$566,997,852

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $4,148,414. This was collateralized by $2,246,136 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/6/22 – 5/15/52 and by cash of $2,314,903 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	3,341	732,098	—	(60,627)	473	(172,732)	499,212	14,662	—
Capital Markets
BlackRock, Inc.	1,225	1,124,308	45,751	(59,027)	(2,568)	(434,371)	674,093	17,060	—

Total		1,856,406	45,751	(119,654)	(2,095)	(607,103)	1,173,305	31,722	—

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	64	12/2022	USD	11,524,800	(1,551,329)

					(1,551,329)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$24,729,200	$—	$—	(a)	$24,729,200
Consumer Discretionary	57,486,854	—	283,918		57,770,772
Consumer Staples	43,621,760	—	—		43,621,760
Energy	24,213,094	—	—		24,213,094
Financials	48,011,254	—	—		48,011,254
Health Care	65,779,823	—	126,747		65,906,570
Industrials	57,100,019	—	160,003		57,260,022
Information Technology	130,901,566	—	—		130,901,566
Materials	9,581,725	—	—		9,581,725
Real Estate	23,284,842	—	—		23,284,842
Utilities	7,694,537	—	—		7,694,537
Convertible Preferred Stock
Industrials	3,586,024	—	—		3,586,024
Preferred Stock
Information Technology	—	—	204,074		204,074
Short-Term Investments
Investment Company	63,910,863	—	—		63,910,863
Repurchase Agreements	—	2,314,903	—		2,314,903
Warrants
Financials	1,789	—	—		1,789
Materials	23,616	—	—		23,616

Total Assets	$559,926,966	$2,314,903	$774,742		$563,016,611

Liabilities:
Futures	$(1,551,329)	$—	$—		$(1,551,329)

Total Liabilities	$(1,551,329)	$—	$—		$(1,551,329)

Total	$558,375,637	$2,314,903	$774,742		$561,465,282

(a)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,412,003
Aggregate gross unrealized depreciation	(103,081,753)

Net unrealized depreciation	$(70,669,750)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$632,135,032

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.4%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	1,124,878	$17,255,629
Bandwidth, Inc., Class A*	3,300	39,270
Cogent Communications Holdings, Inc.	7,000	365,120
EchoStar Corp., Class A*	2,300	37,881
Frontier Communications Parent, Inc.*	37,900	887,997
Iridium Communications, Inc.*	18,800	834,156
Liberty Latin America Ltd., Class C*	3,934	24,194
Lumen Technologies, Inc.	161,457	1,175,407
Verizon Communications, Inc.	651,294	24,729,633

		45,349,287

Entertainment (1.4%)
Activision Blizzard, Inc.	125,600	9,337,104
AMC Entertainment Holdings, Inc., Class A(x)*	83,300	580,601
Electronic Arts, Inc.	45,200	5,230,092
Liberty Media Corp.-Liberty Formula One, Class A*	3,795	199,313
Liberty Media Corp.-Liberty Formula One, Class C*	31,379	1,835,672
Lions Gate Entertainment Corp., Class B*	3,900	27,105
Live Nation Entertainment, Inc.*	25,200	1,916,208
Madison Square Garden Entertainment Corp.*	400	17,636
Madison Square Garden Sports Corp., Class A*	2,229	304,615
Netflix, Inc.*	69,200	16,292,448
Playtika Holding Corp.*	34,142	320,593
ROBLOX Corp., Class A(x)*	68,100	2,440,704
Roku, Inc.*	18,500	1,043,400
Spotify Technology SA*	21,860	1,886,518
Take-Two Interactive Software, Inc.*	25,011	2,726,219
Walt Disney Co. (The)*	282,339	26,633,038
Warner Bros Discovery, Inc.*	362,546	4,169,279
World Wrestling Entertainment, Inc., Class A	2,800	196,476

		75,157,021

Interactive Media & Services (4.2%)
Alphabet, Inc., Class A*	926,240	88,594,856
Alphabet, Inc., Class C*	845,900	81,333,285
Bumble, Inc., Class A*	15,700	337,393
Cargurus, Inc.*	15,000	212,550
IAC, Inc.*	14,850	822,393
Match Group, Inc.*	44,698	2,134,329
MediaAlpha, Inc., Class A*	3,000	26,250
Meta Platforms, Inc., Class A*	355,287	48,205,340
Pinterest, Inc., Class A*	90,600	2,110,980
Shutterstock, Inc.	3,680	184,626
TripAdvisor, Inc.*	19,700	434,976
Twitter, Inc.*	122,700	5,379,168
Vimeo, Inc.*	10,308	41,232
Yelp, Inc.*	15,200	515,432
Ziff Davis, Inc.*	9,200	630,016
ZoomInfo Technologies, Inc., Class A*	42,500	1,770,550

		232,733,376

Media (0.8%)
Advantage Solutions, Inc.(x)*	4,700	10,011
Altice USA, Inc., Class A*	37,700	219,791
Cable One, Inc.	900	767,745
Cardlytics, Inc.*	200	1,880
Charter Communications, Inc., Class A*	17,879	5,423,595
Comcast Corp., Class A	689,048	20,209,778
DISH Network Corp., Class A*	47,529	657,326
Fox Corp., Class A	57,308	1,758,209
Fox Corp., Class B	23,485	669,323
iHeartMedia, Inc., Class A*	100	733
Integral Ad Science Holding Corp.*	2,200	15,928
Interpublic Group of Cos., Inc. (The)	61,700	1,579,520
John Wiley & Sons, Inc., Class A	5,500	206,580
Liberty Broadband Corp., Class A*	2,900	216,340
Liberty Broadband Corp., Class C*	22,328	1,647,806
Liberty Media Corp.-Liberty SiriusXM, Class A(x)*	5,997	228,306
Liberty Media Corp.-Liberty SiriusXM, Class C*	34,365	1,295,904
Loyalty Ventures, Inc.(x)*	3,320	4,017
Magnite, Inc.*	3,100	20,367
New York Times Co. (The), Class A	31,600	908,500
News Corp., Class A	66,861	1,010,270
News Corp., Class B	13,800	212,796
Nexstar Media Group, Inc., Class A	6,272	1,046,483
Omnicom Group, Inc.	33,700	2,126,133
Paramount Global, Class B(x)	95,316	1,814,817
Sirius XM Holdings, Inc.(x)	149,340	852,731
TechTarget, Inc.*	400	23,680
TEGNA, Inc.	38,500	796,180

		43,724,749

Wireless Telecommunication Services (0.2%)
Shenandoah Telecommunications Co.	2,000	34,040
T-Mobile US, Inc.*	92,803	12,451,379
United States Cellular Corp.*	6,900	179,607

		12,665,026

Total Communication Services		409,629,459

Consumer Discretionary (11.5%)
Auto Components (0.2%)
Adient plc*	15,253	423,271
Aptiv plc*	43,900	3,433,419
BorgWarner, Inc.	46,560	1,461,984
Dana, Inc.	19,100	218,313
Dorman Products, Inc.*	2,600	213,512
Fox Factory Holding Corp.*	6,900	545,652
Gentex Corp.	38,800	924,992
Gentherm, Inc.*	2,600	129,298
Goodyear Tire & Rubber Co. (The)*	39,400	397,546
LCI Industries	3,100	314,526
Lear Corp.	10,600	1,268,714
QuantumScape Corp.(x)*	33,400	280,894
Visteon Corp.*	4,100	434,846

		10,046,967

Automobiles (2.2%)
Ford Motor Co.	606,736	6,795,443
General Motors Co.	228,000	7,316,520
Harley-Davidson, Inc.	20,850	727,248
Lucid Group, Inc.(x)*	82,300	1,149,731
Rivian Automotive, Inc., Class A(x)*	79,984	2,632,273
Tesla, Inc.*	393,327	104,329,987
Thor Industries, Inc.	10,700	748,786

		123,699,988

Distributors (0.1%)
Genuine Parts Co.	21,500	3,210,380
LKQ Corp.	46,300	2,183,045
Pool Corp.	6,400	2,036,544

		7,429,969

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Consumer Services (0.1%)
2U, Inc.*	11,900	$74,375
ADT, Inc.	55,314	414,302
Bright Horizons Family Solutions, Inc.*	12,000	691,800
Chegg, Inc.*	20,100	423,507
Coursera, Inc.*	13,100	141,218
Duolingo, Inc.*	4,800	457,104
Frontdoor, Inc.*	15,900	324,201
Graham Holdings Co., Class B	900	484,182
Grand Canyon Education, Inc.*	4,900	403,025
H&R Block, Inc.	25,450	1,082,643
Mister Car Wash, Inc.(x)*	16,200	138,996
Service Corp. International	23,900	1,379,986
Strategic Education, Inc.	2,600	159,666
Terminix Global Holdings, Inc.*	19,189	734,747

		6,909,752

Hotels, Restaurants & Leisure (2.1%)
Airbnb, Inc., Class A*	58,000	6,092,320
Aramark	46,200	1,441,440
Booking Holdings, Inc.*	6,280	10,319,359
Boyd Gaming Corp.	15,000	714,750
Brinker International, Inc.*	7,600	189,848
Caesars Entertainment, Inc.*	33,000	1,064,580
Carnival Corp.*	141,160	992,355
Chipotle Mexican Grill, Inc.*	4,300	6,461,868
Choice Hotels International, Inc.	7,400	810,448
Churchill Downs, Inc.	6,600	1,215,390
Cracker Barrel Old Country Store, Inc.	3,500	324,030
Darden Restaurants, Inc.	22,450	2,835,884
Domino’s Pizza, Inc.	6,400	1,985,280
DraftKings, Inc., Class A(x)*	50,300	761,542
Expedia Group, Inc.*	23,787	2,228,604
Hilton Grand Vacations, Inc.*	11,340	372,973
Hilton Worldwide Holdings, Inc.	43,387	5,233,340
Hyatt Hotels Corp., Class A*	7,100	574,816
International Game Technology plc	27,600	436,080
Las Vegas Sands Corp.*	57,000	2,138,640
Light & Wonder, Inc.*	15,800	677,504
Marriott International, Inc., Class A	43,605	6,110,805
Marriott Vacations Worldwide Corp.	8,171	995,718
McDonald’s Corp.	114,521	26,424,575
MGM Resorts International	65,100	1,934,772
Norwegian Cruise Line Holdings Ltd.(x)*	55,300	628,208
Papa John’s International, Inc.	5,200	364,052
Penn Entertainment, Inc.*	27,000	742,770
Planet Fitness, Inc., Class A*	18,400	1,060,944
Red Rock Resorts, Inc., Class A	10,100	346,026
Royal Caribbean Cruises Ltd.*	33,350	1,263,965
Shake Shack, Inc., Class A*	5,700	256,386
Six Flags Entertainment Corp.*	2,584	45,737
Starbucks Corp.	182,200	15,352,172
Texas Roadhouse, Inc.	11,500	1,003,490
Travel + Leisure Co.	16,470	561,956
Vail Resorts, Inc.	6,500	1,401,660
Wendy’s Co. (The)	47,800	893,382
Wingstop, Inc.	5,500	689,810
Wyndham Hotels & Resorts, Inc.	14,570	893,869
Wynn Resorts Ltd.*	21,200	1,336,236
Yum! Brands, Inc.	45,840	4,874,626

		114,052,210

Household Durables (0.4%)
DR Horton, Inc.	52,600	3,542,610
Garmin Ltd.	26,100	2,096,091
Helen of Troy Ltd.*	6,000	578,640
Installed Building Products, Inc.	2,700	218,673
KB Home	5,300	137,376
Leggett & Platt, Inc.	22,400	744,128
Lennar Corp., Class A	39,089	2,914,085
LGI Homes, Inc.*	3,900	317,343
M.D.C. Holdings, Inc.	3,312	90,815
Meritage Homes Corp.*	1,700	119,459
Mohawk Industries, Inc.*	11,400	1,039,566
Newell Brands, Inc.	66,190	919,379
NVR, Inc.*	500	1,993,540
PulteGroup, Inc.	36,600	1,372,500
Skyline Champion Corp.*	8,400	444,108
Sonos, Inc.*	13,700	190,430
Taylor Morrison Home Corp., Class A*	14,900	347,468
Tempur Sealy International, Inc.	40,400	975,256
Toll Brothers, Inc.	20,800	873,600
TopBuild Corp.*	7,011	1,155,273
Whirlpool Corp.	11,020	1,485,606

		21,555,946

Internet & Direct Marketing Retail (2.9%)
Amazon.com, Inc.*	1,368,560	154,647,280
DoorDash, Inc., Class A*	38,698	1,913,616
eBay, Inc.	86,670	3,190,323
Etsy, Inc.*	20,900	2,092,717
Overstock.com, Inc.(x)*	7,200	175,320
Qurate Retail, Inc.	57,283	115,139
Wayfair, Inc., Class A(x)*	11,600	377,580

		162,511,975

Leisure Products (0.1%)
Acushnet Holdings Corp.	5,600	243,544
Brunswick Corp.	14,900	975,205
Hasbro, Inc.	22,600	1,523,692
Mattel, Inc.*	54,800	1,037,912
Peloton Interactive, Inc., Class A(x)*	44,903	311,178
Polaris, Inc.	12,300	1,176,495
Topgolf Callaway Brands Corp.*	16,300	313,938
YETI Holdings, Inc.*	12,900	367,908

		5,949,872

Multiline Retail (0.5%)
Dillard’s, Inc., Class A(x)	1,800	490,968
Dollar General Corp.	35,400	8,491,044
Dollar Tree, Inc.*	35,623	4,848,290
Kohl’s Corp.	26,810	674,272
Macy’s, Inc.	50,700	794,469
Nordstrom, Inc.(x)	19,800	331,254
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	521,160
Target Corp.	71,760	10,648,466

		26,799,923

Specialty Retail (2.3%)
Aaron’s Co., Inc. (The)	4,500	43,740
Academy Sports & Outdoors, Inc.	12,400	523,032
Advance Auto Parts, Inc.	11,350	1,774,459
Asbury Automotive Group, Inc.*	3,300	498,630
AutoNation, Inc.*	6,500	662,155
AutoZone, Inc.*	3,090	6,618,564
Bath & Body Works, Inc.	41,190	1,342,794
Bed Bath & Beyond, Inc.(x)*	22,400	136,416
Best Buy Co., Inc.	31,110	1,970,507
Burlington Stores, Inc.*	12,300	1,376,247
Camping World Holdings, Inc., Class A(x)	11,600	293,712
CarMax, Inc.*	26,850	1,772,637
Carvana Co.(x)*	12,800	259,840
Dick’s Sporting Goods, Inc.(x)	13,200	1,381,248
Five Below, Inc.*	10,700	1,473,069

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Floor & Decor Holdings, Inc., Class A*	16,700	$1,173,342
Foot Locker, Inc.	24,200	753,346
GameStop Corp., Class A(x)*	39,200	985,096
Gap, Inc. (The)	32,090	263,459
Home Depot, Inc. (The)	160,140	44,189,032
Leslie’s, Inc.(x)*	19,354	284,697
Lithia Motors, Inc., Class A	4,300	922,565
Lowe’s Cos., Inc.	102,463	19,243,576
Monro, Inc.	5,300	230,338
Murphy USA, Inc.	3,855	1,059,778
National Vision Holdings, Inc.*	6,700	218,755
O’Reilly Automotive, Inc.*	10,450	7,350,007
Penske Automotive Group, Inc.	4,900	482,307
Petco Health & Wellness Co., Inc.(x)*	35,300	393,948
Rent-A-Center, Inc.	9,600	168,096
RH*	2,769	681,368
Ross Stores, Inc.	56,120	4,729,232
Signet Jewelers Ltd.	8,600	491,834
Sleep Number Corp.*	4,600	155,526
TJX Cos., Inc. (The)	180,800	11,231,296
Tractor Supply Co.	19,100	3,550,308
Ulta Beauty, Inc.*	8,300	3,329,877
Urban Outfitters, Inc.(x)*	14,600	286,890
Victoria’s Secret & Co.*	13,730	399,818
Williams-Sonoma, Inc.	13,300	1,567,405

		124,268,946

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	25,200	968,688
Carter’s, Inc.	10,480	686,754
Columbia Sportswear Co.	5,200	349,960
Crocs, Inc.*	9,300	638,538
Deckers Outdoor Corp.*	5,000	1,563,050
Hanesbrands, Inc.	13,700	95,352
Kontoor Brands, Inc.	5,942	199,711
Lululemon Athletica, Inc.*	17,200	4,808,432
NIKE, Inc., Class B	189,820	15,777,838
PVH Corp.	11,881	532,269
Ralph Lauren Corp.	11,370	965,654
Skechers USA, Inc., Class A*	30,600	970,632
Steven Madden Ltd.	7,903	210,773
Tapestry, Inc.	41,827	1,189,142
Under Armour, Inc., Class A*	44,900	298,585
Under Armour, Inc., Class C*	32,418	193,211
VF Corp.	60,000	1,794,600

		31,243,189

Total Consumer Discretionary		634,468,737

Consumer Staples (6.2%)
Beverages (1.6%)
Boston Beer Co., Inc. (The), Class A*	1,600	517,840
Brown-Forman Corp., Class A	12,400	837,744
Brown-Forman Corp., Class B	33,475	2,228,431
Celsius Holdings, Inc.*	8,300	752,644
Coca-Cola Co. (The)	605,040	33,894,341
Coca-Cola Consolidated, Inc.	700	288,211
Constellation Brands, Inc., Class A	24,000	5,512,320
Duckhorn Portfolio, Inc. (The)*	4,000	57,720
Keurig Dr Pepper, Inc.	132,810	4,757,254
Molson Coors Beverage Co., Class B	30,150	1,446,899
Monster Beverage Corp.*	59,800	5,200,208
National Beverage Corp.	5,600	215,824
PepsiCo, Inc.	214,190	34,968,659
Primo Water Corp.	8,800	110,440

		90,788,535

Food & Staples Retailing (1.5%)
Albertsons Cos., Inc., Class A	25,400	631,444
BJ’s Wholesale Club Holdings, Inc.*	20,700	1,507,167
Casey’s General Stores, Inc.	7,100	1,437,892
Costco Wholesale Corp.	68,650	32,421,335
Grocery Outlet Holding Corp.*	13,700	456,073
Kroger Co. (The)	101,520	4,441,500
Performance Food Group Co.*	18,632	800,244
PriceSmart, Inc.	1,200	69,108
Sprouts Farmers Market, Inc.*	16,300	452,325
Sysco Corp.	78,650	5,561,342
United Natural Foods, Inc.*	6,500	223,405
US Foods Holding Corp.*	43,800	1,158,072
Walgreens Boots Alliance, Inc.	114,980	3,610,372
Walmart, Inc.	224,020	29,055,394

		81,825,673

Food Products (1.1%)
Archer-Daniels-Midland Co.	87,660	7,052,247
Beyond Meat, Inc.(x)*	9,000	127,530
Bunge Ltd.	22,080	1,823,146
Cal-Maine Foods, Inc.	4,900	272,391
Campbell Soup Co.	31,300	1,474,856
Conagra Brands, Inc.	77,592	2,531,827
Darling Ingredients, Inc.*	28,800	1,905,120
Flowers Foods, Inc.	28,800	711,072
Freshpet, Inc.*	6,400	320,576
General Mills, Inc.	92,700	7,101,747
Hain Celestial Group, Inc. (The)*	13,600	229,568
Hershey Co. (The)	24,150	5,324,350
Hormel Foods Corp.	44,500	2,022,080
Hostess Brands, Inc.*	13,200	306,768
Ingredion, Inc.	12,200	982,344
J & J Snack Foods Corp.	1,100	142,417
J M Smucker Co. (The)	16,927	2,325,939
Kellogg Co.	39,100	2,723,706
Kraft Heinz Co. (The)	109,336	3,646,356
Lamb Weston Holdings, Inc.	28,150	2,178,247
Lancaster Colony Corp.	2,200	330,616
McCormick & Co., Inc. (Non- Voting)	39,700	2,829,419
Mondelez International, Inc., Class A	214,110	11,739,651
Pilgrim’s Pride Corp.*	6,900	158,838
Post Holdings, Inc.*	9,400	769,954
Simply Good Foods Co. (The)*	8,000	255,920
Tootsie Roll Industries, Inc.	1,400	46,592
TreeHouse Foods, Inc.*	3,700	156,954
Tyson Foods, Inc., Class A	48,700	3,210,791

		62,701,022

Household Products (1.2%)
Church & Dwight Co., Inc.	39,100	2,793,304
Clorox Co. (The)	19,950	2,561,381
Colgate-Palmolive Co.	128,220	9,007,455
Kimberly-Clark Corp.	53,100	5,975,874
Procter & Gamble Co. (The)	370,345	46,756,056
Reynolds Consumer Products, Inc.(x)	10,543	274,223
Spectrum Brands Holdings, Inc.	7,400	288,822
WD-40 Co.	1,000	175,740

		67,832,855

Personal Products (0.2%)
BellRing Brands, Inc.*	11,917	245,609
Coty, Inc., Class A*	74,800	472,736
Estee Lauder Cos., Inc. (The), Class A	36,900	7,966,710
Herbalife Nutrition Ltd.*	14,700	292,383
Inter Parfums, Inc.	1,400	105,644
Medifast, Inc.	1,900	205,884
Nu Skin Enterprises, Inc., Class A	4,100	136,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Olaplex Holdings, Inc.*	19,600	$187,180

		9,612,963

Tobacco (0.6%)
Altria Group, Inc.	280,690	11,334,262
Philip Morris International, Inc.	240,130	19,933,192

		31,267,454

Total Consumer Staples		344,028,502

Energy (4.7%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	143,384	3,005,329
Cactus, Inc., Class A	10,400	399,672
ChampionX Corp.	31,995	626,142
Dril-Quip, Inc.*	3,100	60,512
Expro Group Holdings NV*	3,683	46,921
Halliburton Co.	141,130	3,474,621
Helmerich & Payne, Inc.	16,200	598,914
Liberty Energy, Inc., Class A*	37,963	481,371
NexTier Oilfield Solutions, Inc.*	47,324	350,198
NOV, Inc.	85,380	1,381,448
Oceaneering International, Inc.*	14,000	111,440
Oil States International, Inc.*	6,700	26,063
Patterson-UTI Energy, Inc.	33,000	385,440
ProPetro Holding Corp.*	3,000	24,150
RPC, Inc.	16,700	115,731
Schlumberger NV	224,255	8,050,754
US Silica Holdings, Inc.*	7,700	84,315
Valaris Ltd.(x)*	9,900	484,506

		19,707,527

Oil, Gas & Consumable Fuels (4.4%)
Antero Midstream Corp.	54,300	498,474
Antero Resources Corp.*	51,000	1,557,030
APA Corp.	58,080	1,985,755
Arch Resources, Inc.	3,000	355,800
California Resources Corp.	8,300	318,969
Callon Petroleum Co.*	10,300	360,603
Cheniere Energy, Inc.	39,200	6,503,672
Chesapeake Energy Corp.	19,700	1,855,937
Chevron Corp.	304,666	43,771,364
Chord Energy Corp.	7,345	1,004,576
Civitas Resources, Inc.	12,000	688,680
Clean Energy Fuels Corp.*	52,500	280,350
CNX Resources Corp.*	26,300	408,439
Comstock Resources, Inc.*	38,700	669,123
ConocoPhillips	200,512	20,520,398
Continental Resources, Inc.	13,300	888,573
Coterra Energy, Inc.	129,335	3,378,230
Crescent Energy Co., Class A(x)	3,100	41,757
CVR Energy, Inc.	10,000	289,800
Denbury, Inc.*	8,100	698,706
Devon Energy Corp.	101,194	6,084,795
Diamondback Energy, Inc.	27,041	3,257,359
DT Midstream, Inc.	17,200	892,508
Enviva, Inc.	5,500	330,330
EOG Resources, Inc.	93,500	10,446,755
EQT Corp.	57,000	2,322,750
Equitrans Midstream Corp.	42,801	320,152
Excelerate Energy, Inc., Class A	9,300	217,620
Exxon Mobil Corp.#	653,265	57,036,567
Golar LNG Ltd.*	20,000	498,400
Green Plains, Inc.*	600	17,442
Hess Corp.	44,120	4,808,639
HF Sinclair Corp.	23,686	1,275,254
HighPeak Energy, Inc.(x)	4,100	88,806
Kinder Morgan, Inc.	308,071	5,126,301
Kosmos Energy Ltd.*	91,600	473,572
Magnolia Oil & Gas Corp., Class A	28,400	562,604
Marathon Oil Corp.	109,190	2,465,510
Marathon Petroleum Corp.	83,633	8,307,266
Matador Resources Co.	18,200	890,344
Murphy Oil Corp.	24,100	847,597
New Fortress Energy, Inc.(x)	8,293	362,487
Occidental Petroleum Corp.	125,935	7,738,706
ONEOK, Inc.	68,413	3,505,482
Ovintiv, Inc.	45,700	2,102,200
PBF Energy, Inc., Class A*	26,000	914,160
PDC Energy, Inc.	16,979	981,216
Peabody Energy Corp.*	14,200	352,444
Phillips 66	74,888	6,044,959
Pioneer Natural Resources Co.	37,322	8,081,333
Range Resources Corp.	38,900	982,614
SFL Corp. Ltd.	9,800	89,278
SM Energy Co.	19,000	714,590
Southwestern Energy Co.*	159,700	977,364
Targa Resources Corp.	35,900	2,166,206
Tellurian, Inc.(x)*	20,700	49,473
Texas Pacific Land Corp.	1,000	1,777,230
Valero Energy Corp.	65,030	6,948,456
Williams Cos., Inc. (The)	192,379	5,507,811
World Fuel Services Corp.	10,700	250,808

		241,893,624

Total Energy		261,601,151

Financials (11.6%)
Banks (3.9%)
Ameris Bancorp	6,000	268,260
Associated Banc-Corp.	8,206	164,776
Atlantic Union Bankshares Corp.	7,400	224,812
BancFirst Corp.	400	35,788
Bank of America Corp.	1,088,246	32,865,029
Bank of Hawaii Corp.	7,400	563,288
Bank of NT Butterfield & Son Ltd. (The)	3,700	120,102
Bank OZK	17,300	684,388
BankUnited, Inc.	15,200	519,384
Banner Corp.	1,500	88,620
Berkshire Hills Bancorp, Inc.	2,400	65,520
BOK Financial Corp.	2,050	182,163
Brookline Bancorp, Inc.	15,400	179,410
Cadence Bank	29,750	755,948
Cathay General Bancorp	14,930	574,208
Citigroup, Inc.	305,484	12,729,518
Citizens Financial Group, Inc.	79,178	2,720,556
City Holding Co.	2,130	188,910
Columbia Banking System, Inc.	4,700	135,783
Comerica, Inc.	23,900	1,699,290
Commerce Bancshares, Inc.	23,757	1,571,763
Community Bank System, Inc.	8,900	534,712
Cullen/Frost Bankers, Inc.	12,200	1,613,084
CVB Financial Corp.	20,700	524,124
Dime Community Bancshares, Inc.	4,197	122,888
East West Bancorp, Inc.	24,200	1,624,788
Eastern Bankshares, Inc.	32,000	628,480
Fifth Third Bancorp	109,145	3,488,274
First Bancorp	38,100	521,208
First Busey Corp.	4,733	104,031
First Citizens BancShares, Inc., Class A	1,972	1,572,532
First Commonwealth Financial Corp.	8,100	104,004
First Financial Bancorp	11,100	233,988
First Financial Bankshares, Inc.	22,500	941,175
First Financial Corp.	7,100	320,849
First Hawaiian, Inc.	21,800	536,934
First Horizon Corp.	92,350	2,114,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
First Interstate BancSystem, Inc., Class A	10,696	$431,584
First Merchants Corp.	6,900	266,892
First Republic Bank	30,200	3,942,610
FNB Corp.	46,456	538,890
Fulton Financial Corp.	35,900	567,220
Glacier Bancorp, Inc.	20,100	987,513
Hancock Whitney Corp.	12,024	550,819
Heartland Financial USA, Inc.	1,200	52,032
Hilltop Holdings, Inc.	8,700	216,195
Home BancShares, Inc.	27,800	625,778
HomeStreet, Inc.	2,000	57,620
Hope Bancorp, Inc.	9,683	122,393
Huntington Bancshares, Inc.	238,224	3,139,792
Independent Bank Corp.	7,200	536,616
Independent Bank Group, Inc.	2,800	171,892
International Bancshares Corp.	5,100	216,750
JPMorgan Chase & Co.	451,925	47,226,163
KeyCorp	147,802	2,367,788
Live Oak Bancshares, Inc.	5,300	162,180
M&T Bank Corp.	27,512	4,850,916
NBT Bancorp, Inc.	4,800	182,160
OceanFirst Financial Corp.	3,200	59,648
Old National Bancorp	46,300	762,561
Pacific Premier Bancorp, Inc.	7,300	226,008
PacWest Bancorp	20,196	456,430
Park National Corp.	600	74,688
Pinnacle Financial Partners, Inc.	16,056	1,302,142
PNC Financial Services Group, Inc. (The)	63,918	9,550,628
Popular, Inc.	14,350	1,034,061
Prosperity Bancshares, Inc.	19,912	1,327,732
Regions Financial Corp.	144,700	2,904,129
S&T Bancorp, Inc.	6,200	181,722
Sandy Spring Bancorp, Inc.	1,000	35,260
Seacoast Banking Corp. of Florida	2,400	72,552
ServisFirst Bancshares, Inc.	5,300	424,000
Signature Bank	9,000	1,359,000
Simmons First National Corp., Class A	8,800	191,752
SouthState Corp.	12,098	957,194
SVB Financial Group*	9,475	3,181,515
Synovus Financial Corp.	23,113	866,969
Texas Capital Bancshares, Inc.*	9,000	531,270
Tompkins Financial Corp.	3,539	257,002
Towne Bank	5,479	147,002
Triumph Bancorp, Inc.*	500	27,175
Truist Financial Corp.	210,160	9,150,366
Trustmark Corp.	4,350	133,240
UMB Financial Corp.	7,700	649,033
Umpqua Holdings Corp.	44,690	763,752
United Bankshares, Inc.	20,400	729,300
United Community Banks, Inc.	10,000	331,000
US Bancorp	211,390	8,523,245
Valley National Bancorp	75,029	810,313
Washington Federal, Inc.	7,500	224,850
Webster Financial Corp.	34,188	1,545,298
Wells Fargo & Co.	587,673	23,636,208
WesBanco, Inc.	2,900	96,773
Westamerica Bancorp	2,700	141,183
Western Alliance Bancorp	20,800	1,367,392
Wintrust Financial Corp.	11,500	937,825
Zions Bancorp NA	28,300	1,439,338

		214,946,761

Capital Markets (3.1%)
Affiliated Managers Group, Inc.	8,140	910,459
Ameriprise Financial, Inc.	17,960	4,525,022
Ares Management Corp.	22,481	1,392,698
Artisan Partners Asset Management, Inc., Class A	4,505	121,320
Associated Capital Group, Inc., Class A	6,600	242,616
Bank of New York Mellon Corp. (The)	116,650	4,493,358
BGC Partners, Inc., Class A	15,400	48,356
BlackRock, Inc.	22,963	12,636,080
Blackstone, Inc., Class A	107,800	9,022,860
Blue Owl Capital, Inc.(x)	62,400	575,952
Brightsphere Investment Group, Inc.	7,200	107,352
Carlyle Group, Inc. (The)	32,000	826,880
Cboe Global Markets, Inc.	17,600	2,065,712
Charles Schwab Corp. (The)	238,175	17,117,637
CME Group, Inc.	55,165	9,771,376
Cohen & Steers, Inc.	3,500	219,205
Coinbase Global, Inc., Class A(x)*	24,000	1,547,760
Evercore, Inc., Class A	7,000	575,750
FactSet Research Systems, Inc.	6,200	2,480,682
Federated Hermes, Inc., Class B	16,800	556,416
Focus Financial Partners, Inc., Class A*	4,100	129,191
Franklin Resources, Inc.	54,890	1,181,233
GAMCO Investors, Inc., Class A	6,200	105,710
Goldman Sachs Group, Inc. (The)	52,500	15,385,125
Hamilton Lane, Inc., Class A	4,300	256,323
Houlihan Lokey, Inc.	6,600	497,508
Interactive Brokers Group, Inc., Class A	14,040	897,296
Intercontinental Exchange, Inc.	88,116	7,961,281
Invesco Ltd.	66,200	906,940
Janus Henderson Group plc	28,300	574,773
Jefferies Financial Group, Inc.	35,588	1,049,846
KKR & Co., Inc.	88,091	3,787,913
Lazard Ltd., Class A	25,200	802,116
LPL Financial Holdings, Inc.	12,900	2,818,392
MarketAxess Holdings, Inc.	7,160	1,593,028
Moelis & Co., Class A	5,900	199,479
Moody’s Corp.	25,650	6,235,772
Morgan Stanley	197,687	15,619,250
Morningstar, Inc.	3,200	679,424
MSCI, Inc.	12,134	5,118,000
Nasdaq, Inc.	60,000	3,400,800
Northern Trust Corp.	33,350	2,853,426
Open Lending Corp., Class A*	7,200	57,888
Piper Sandler Cos.	1,800	188,532
PJT Partners, Inc., Class A	800	53,456
Raymond James Financial, Inc.	30,000	2,964,600
Robinhood Markets, Inc., Class A(x)*	86,000	868,600
S&P Global, Inc.	52,634	16,071,792
SEI Investments Co.	16,150	792,158
State Street Corp.	63,550	3,864,475
StepStone Group, Inc., Class A	7,000	171,570
Stifel Financial Corp.	23,008	1,194,345
T. Rowe Price Group, Inc.	36,280	3,809,763
Tradeweb Markets, Inc., Class A	15,000	846,300
Virtu Financial, Inc., Class A	6,600	137,082
Virtus Investment Partners, Inc.	200	31,904
WisdomTree Investments, Inc.	11,200	52,416

		172,395,198

Consumer Finance (0.5%)
Ally Financial, Inc.	53,469	1,488,042
American Express Co.	93,256	12,581,167
Bread Financial Holdings, Inc.	1,400	44,030
Capital One Financial Corp.	61,270	5,647,256

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Credit Acceptance Corp.(x)*	1,900	$832,200
Discover Financial Services	46,870	4,261,421
FirstCash Holdings, Inc.	7,272	533,401
LendingTree, Inc.*	1,400	33,404
Navient Corp.	11,384	167,231
Nelnet, Inc., Class A	4,000	316,760
OneMain Holdings, Inc.	17,900	528,408
PROG Holdings, Inc.*	3,290	49,284
SLM Corp.	66,084	924,515
SoFi Technologies, Inc.(x)*	123,000	600,240
Synchrony Financial	82,352	2,321,503

		30,328,862

Diversified Financial Services (1.4%)
Apollo Global Management, Inc.	71,086	3,305,499
Berkshire Hathaway, Inc., Class B*	277,836	74,187,769
Cannae Holdings, Inc.*	4,760	98,341
Voya Financial, Inc.(x)	22,900	1,385,450

		78,977,059

Insurance (2.5%)
Aflac, Inc.	102,000	5,732,400
Alleghany Corp.*	2,154	1,808,003
Allstate Corp. (The)	44,340	5,521,660
Ambac Financial Group, Inc.*	3,600	45,900
American Equity Investment Life Holding Co.	12,700	473,583
American Financial Group, Inc.	12,030	1,478,848
American International Group, Inc.	130,736	6,207,345
Aon plc, Class A	32,619	8,737,652
Arch Capital Group Ltd.*	62,000	2,823,480
Argo Group International Holdings Ltd.	2,875	55,373
Arthur J Gallagher & Co.	34,600	5,924,212
Assurant, Inc.	9,000	1,307,430
Assured Guaranty Ltd.	10,000	484,500
Axis Capital Holdings Ltd.	17,270	848,821
Brighthouse Financial, Inc.*	16,532	717,819
Brown & Brown, Inc.	39,900	2,413,152
BRP Group, Inc., Class A*	7,300	192,355
Chubb Ltd.	65,351	11,886,040
Cincinnati Financial Corp.	24,720	2,214,170
CNA Financial Corp.	6,900	254,610
CNO Financial Group, Inc.	14,100	253,377
eHealth, Inc.*	4,200	16,422
Employers Holdings, Inc.	1,800	62,082
Enstar Group Ltd.*	900	152,631
Erie Indemnity Co., Class A	5,900	1,311,629
Everest Re Group Ltd.	6,100	1,600,884
Fidelity National Financial, Inc.	43,180	1,563,116
First American Financial Corp.	17,600	811,360
Genworth Financial, Inc., Class A*	9,300	32,550
Globe Life, Inc.	15,905	1,585,729
Goosehead Insurance, Inc., Class A(x)*	700	24,948
Hanover Insurance Group, Inc. (The)	6,190	793,187
Hartford Financial Services Group, Inc. (The)	54,110	3,351,573
Horace Mann Educators Corp.	1,300	45,877
James River Group Holdings Ltd.	1,700	38,777
Kemper Corp.	9,282	382,975
Kinsale Capital Group, Inc.	3,800	970,596
Lincoln National Corp.	30,350	1,332,669
Loews Corp.	33,092	1,649,305
Markel Corp.*	2,160	2,341,915
Marsh & McLennan Cos., Inc.	79,950	11,935,736
MBIA, Inc.*	7,600	69,920
Mercury General Corp.	600	17,052
MetLife, Inc.	105,560	6,415,937
Old Republic International Corp.	47,894	1,002,421
Primerica, Inc.	5,900	728,355
Principal Financial Group, Inc.	44,500	3,210,675
ProAssurance Corp.	3,100	60,481
Progressive Corp. (The)	92,000	10,691,320
Prudential Financial, Inc.	60,231	5,166,615
Reinsurance Group of America, Inc.	12,610	1,586,464
RenaissanceRe Holdings Ltd.	9,760	1,370,206
RLI Corp.	8,880	909,134
Ryan Specialty Holdings, Inc., Class A*	12,600	511,812
Selective Insurance Group, Inc.	13,700	1,115,180
Selectquote, Inc.*	16,700	12,191
SiriusPoint Ltd.*	9,100	45,045
Travelers Cos., Inc. (The)	39,370	6,031,484
Trupanion, Inc.(x)*	200	11,886
Unum Group	32,000	1,241,600
W R Berkley Corp.	33,600	2,169,888
White Mountains Insurance Group Ltd.	500	651,510
Willis Towers Watson plc	17,200	3,456,168

		135,860,035

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	103,900	874,838
Annaly Capital Management, Inc. (REIT)(x)	69,288	1,188,986
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,800	73,040
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	21,000	490,140
Chimera Investment Corp. (REIT)(x)	27,440	143,237
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	12,700	380,111
Rithm Capital Corp. (REIT)	66,550	487,146
Starwood Property Trust, Inc. (REIT)	57,200	1,042,184

		4,679,682

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	4,900	167,727
Capitol Federal Financial, Inc.	9,386	77,904
Columbia Financial, Inc.*	5,200	109,876
Enact Holdings, Inc.(x)	5,300	117,501
Essent Group Ltd.	17,600	613,712
Flagstar Bancorp, Inc.	2,400	80,160
Kearny Financial Corp.	16,032	170,260
MGIC Investment Corp.	75,800	971,756
Mr Cooper Group, Inc.*	10,400	421,200
New York Community Bancorp, Inc.(x)	108,550	925,931
PennyMac Financial Services, Inc.	10,833	464,736
Provident Financial Services, Inc.	100	1,950
Radian Group, Inc.	26,500	511,185
Rocket Cos., Inc., Class A(x)	52,000	328,640
TFS Financial Corp.	16,900	219,700
Walker & Dunlop, Inc.	2,100	175,833
WSFS Financial Corp.	2,590	120,331

		5,478,402

Total Financials		642,665,999

Health Care (14.8%)
Biotechnology (2.6%)
AbbVie, Inc.	273,830	36,750,724
ACADIA Pharmaceuticals, Inc.*	20,900	341,924
Agios Pharmaceuticals, Inc.*	8,400	237,552
Alector, Inc.*	1,800	17,028
Alkermes plc*	25,200	562,716
Allogene Therapeutics, Inc.(x)*	24,600	265,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Allovir, Inc.(x)*	1,600	$12,624
Alnylam Pharmaceuticals, Inc.*	20,100	4,023,216
ALX Oncology Holdings, Inc.*	2,700	25,839
Amgen, Inc.	82,768	18,655,907
Amicus Therapeutics, Inc.*	26,600	277,704
AnaptysBio, Inc.(x)*	6,600	168,366
Anavex Life Sciences Corp.(x)*	23,900	246,648
Apellis Pharmaceuticals, Inc.*	14,000	956,200
Arcturus Therapeutics Holdings, Inc.*	400	5,928
Arcus Biosciences, Inc.*	14,800	387,168
Arrowhead Pharmaceuticals, Inc.*	18,200	601,510
Beam Therapeutics, Inc.(x)*	6,900	328,716
BioCryst Pharmaceuticals, Inc.*	35,300	444,780
Biogen, Inc.*	22,560	6,023,520
Biohaven Pharmaceutical Holding Co. Ltd.*	9,600	1,451,232
BioMarin Pharmaceutical, Inc.*	33,800	2,865,226
Blueprint Medicines Corp.*	9,200	606,188
Bridgebio Pharma, Inc.*	16,344	162,459
C4 Therapeutics, Inc.*	2,900	25,433
CareDx, Inc.*	4,800	81,696
Cerevel Therapeutics Holdings, Inc.*	12,800	361,728
Cytokinetics, Inc.*	12,600	610,470
Denali Therapeutics, Inc.*	14,300	438,867
Editas Medicine, Inc.*	11,500	140,760
Emergent BioSolutions, Inc.*	8,400	176,316
EQRx, Inc.*	29,000	143,550
Exact Sciences Corp.*	26,700	867,483
Exelixis, Inc.*	63,800	1,000,384
Fate Therapeutics, Inc.*	12,600	282,366
FibroGen, Inc.*	14,700	191,247
Forma Therapeutics Holdings, Inc.*	1,300	25,935
Gilead Sciences, Inc.	197,691	12,195,558
Global Blood Therapeutics, Inc.*	9,000	612,900
Halozyme Therapeutics, Inc.*	17,900	707,766
Heron Therapeutics, Inc.(x)*	24,300	102,546
Horizon Therapeutics plc*	35,600	2,203,284
IGM Biosciences, Inc.(x)*	2,700	61,398
ImmunityBio, Inc.(x)*	29,500	146,615
ImmunoGen, Inc.*	32,100	153,438
Incyte Corp.*	33,400	2,225,776
Inovio Pharmaceuticals, Inc.(x)*	47,300	81,593
Insmed, Inc.*	16,100	346,794
Instil Bio, Inc.(x)*	1,500	7,260
Intellia Therapeutics, Inc.*	10,500	587,580
Ionis Pharmaceuticals, Inc.*	24,800	1,096,904
Iovance Biotherapeutics, Inc.*	21,800	208,844
Ironwood Pharmaceuticals, Inc.*	25,500	264,180
Karuna Therapeutics, Inc.*	4,500	1,012,185
Karyopharm Therapeutics, Inc.*	32,000	174,720
Kodiak Sciences, Inc.*	3,500	27,090
Krystal Biotech, Inc.*	2,100	146,370
Kura Oncology, Inc.*	12,500	170,750
Kymera Therapeutics, Inc.*	6,500	141,505
Ligand Pharmaceuticals, Inc.*	2,300	198,053
MacroGenics, Inc.*	6,700	23,182
Madrigal Pharmaceuticals, Inc.*	3,500	227,465
Mersana Therapeutics, Inc.*	20,500	138,580
Mirati Therapeutics, Inc.*	7,300	509,832
Moderna, Inc.*	53,617	6,340,210
Myriad Genetics, Inc.*	11,500	219,420
Natera, Inc.*	13,400	587,188
Neurocrine Biosciences, Inc.*	18,900	2,007,369
Nkarta, Inc.(x)*	800	10,528
Novavax, Inc.(x)*	12,200	222,040
Organogenesis Holdings, Inc.*	25,100	81,324
PDL BioPharma, Inc.(r)(x)*	46,000	21,116
Prothena Corp. plc*	7,800	472,914
PTC Therapeutics, Inc.*	8,000	401,600
Recursion Pharmaceuticals, Inc., Class A(x)*	1,000	10,640
Regeneron Pharmaceuticals, Inc.*	16,200	11,159,694
REGENXBIO, Inc.*	7,400	195,582
Relay Therapeutics, Inc.*	22,001	492,163
Replimune Group, Inc.*	1,100	18,997
REVOLUTION Medicines, Inc.*	9,200	181,424
Rocket Pharmaceuticals, Inc.*	8,900	142,044
Sage Therapeutics, Inc.*	8,600	336,776
Sana Biotechnology, Inc.(x)*	14,595	87,570
Sangamo Therapeutics, Inc.*	29,200	143,080
Sarepta Therapeutics, Inc.*	12,700	1,403,858
Seagen, Inc.*	21,374	2,924,605
SpringWorks Therapeutics, Inc.*	5,000	142,650
Stoke Therapeutics, Inc.*	500	6,420
TG Therapeutics, Inc.*	20,700	122,544
Twist Bioscience Corp.*	6,900	243,156
Ultragenyx Pharmaceutical, Inc.*	10,800	447,228
United Therapeutics Corp.*	7,100	1,486,598
Vaxcyte, Inc.*	1,100	26,400
Veracyte, Inc.*	7,600	126,160
Vericel Corp.*	3,600	83,520
Vertex Pharmaceuticals, Inc.*	39,600	11,465,784
Vir Biotechnology, Inc.(x)*	10,700	206,296
Xencor, Inc.*	8,900	231,222
Y-mAbs Therapeutics, Inc.*	200	2,884
Zentalis Pharmaceuticals, Inc.*	6,900	149,454

		145,737,716

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	265,712	25,710,293
ABIOMED, Inc.*	8,500	2,088,110
Align Technology, Inc.*	12,900	2,671,719
AtriCure, Inc.*	6,800	265,880
Avanos Medical, Inc.*	7,975	173,695
Axonics, Inc.*	5,200	366,288
Baxter International, Inc.	80,080	4,313,109
Becton Dickinson and Co.	44,013	9,807,417
Boston Scientific Corp.*	230,700	8,935,011
Butterfly Network, Inc.(x)*	35,700	167,790
CONMED Corp.	4,500	360,765
Cooper Cos., Inc. (The)	8,400	2,216,760
CryoPort, Inc.*	3,300	80,388
Dentsply Sirona, Inc.	34,405	975,382
Dexcom, Inc.*	64,000	5,154,560
Edwards Lifesciences Corp.*	95,700	7,907,691
Embecta Corp.	9,202	264,926
Enovis Corp.*	4,333	199,621
Envista Holdings Corp.*	21,763	714,044
Figs, Inc., Class A(x)*	12,900	106,425
Glaukos Corp.*	6,800	362,032
Globus Medical, Inc., Class A*	14,100	839,937
Haemonetics Corp.*	8,200	607,046
Hologic, Inc.*	38,100	2,458,212
ICU Medical, Inc.*	3,200	481,920
IDEXX Laboratories, Inc.*	13,800	4,496,040
Inari Medical, Inc.*	7,400	537,536
Inogen, Inc.*	3,600	87,408
Inspire Medical Systems, Inc.*	4,500	798,165
Insulet Corp.*	11,300	2,592,220
Integer Holdings Corp.*	3,500	217,805
Integra LifeSciences Holdings Corp.*	14,600	618,456
Intuitive Surgical, Inc.*	57,100	10,702,824
iRhythm Technologies, Inc.*	4,900	613,872

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Lantheus Holdings, Inc.*	8,700	$611,871
LivaNova plc*	5,100	258,927
Masimo Corp.*	9,200	1,298,672
Medtronic plc	207,085	16,722,114
Meridian Bioscience, Inc.*	7,500	236,475
Merit Medical Systems, Inc.*	7,800	440,778
Neogen Corp.*	16,400	229,108
Nevro Corp.*	5,600	260,960
Novocure Ltd.*	17,900	1,360,042
NuVasive, Inc.*	7,650	335,146
Omnicell, Inc.*	7,900	687,537
Outset Medical, Inc.*	7,368	117,372
Penumbra, Inc.*	6,300	1,194,480
QuidelOrtho Corp.*	7,797	557,330
ResMed, Inc.	23,800	5,195,540
Shockwave Medical, Inc.*	5,400	1,501,578
Silk Road Medical, Inc.*	6,800	306,000
STAAR Surgical Co.*	8,000	564,400
STERIS plc	13,509	2,246,276
Stryker Corp.	55,570	11,255,148
Tandem Diabetes Care, Inc.*	10,300	492,855
Teleflex, Inc.	7,700	1,551,242
Treace Medical Concepts, Inc.*	1,300	28,691
Varex Imaging Corp.*	8,924	188,653
Zimmer Biomet Holdings, Inc.	36,800	3,847,440
Zimvie, Inc.*	1,480	14,608

		149,396,590

Health Care Providers & Services (3.4%)
1Life Healthcare, Inc.*	19,200	329,280
Acadia Healthcare Co., Inc.*	14,500	1,133,610
Accolade, Inc.*	9,200	105,064
AdaptHealth Corp.*	16,900	317,382
Addus HomeCare Corp.*	200	19,048
Agiliti, Inc.(x)*	1,900	27,189
agilon health, Inc.(x)*	26,700	625,314
Amedisys, Inc.*	5,800	561,382
AmerisourceBergen Corp.	23,400	3,166,722
AMN Healthcare Services, Inc.*	5,600	593,376
Apollo Medical Holdings, Inc.(x)*	9,200	358,800
Aveanna Healthcare Holdings, Inc.*	7,400	11,100
Brookdale Senior Living, Inc.*	36,435	155,577
Cardinal Health, Inc.	45,200	3,013,936
Castle Biosciences, Inc.*	200	5,216
Centene Corp.*	91,600	7,127,396
Chemed Corp.	3,000	1,309,680
Cigna Corp.	48,376	13,422,889
CorVel Corp.*	1,700	235,331
Covetrus, Inc.*	13,120	273,946
CVS Health Corp.	203,134	19,372,890
DaVita, Inc.*	13,300	1,100,841
Elevance Health, Inc.	37,380	16,979,491
Encompass Health Corp.	18,500	836,755
Enhabit, Inc.*	9,250	129,870
Ensign Group, Inc. (The)	5,800	461,100
Fulgent Genetics, Inc.*	300	11,436
Guardant Health, Inc.*	13,500	726,705
HCA Healthcare, Inc.	34,900	6,414,271
HealthEquity, Inc.*	13,100	879,927
Henry Schein, Inc.*	25,900	1,703,443
Humana, Inc.	19,600	9,509,724
Innovage Holding Corp.(x)*	1,200	7,056
Invitae Corp.(x)*	33,000	81,180
Laboratory Corp. of America Holdings	14,335	2,935,951
LHC Group, Inc.*	6,300	1,031,058
LifeStance Health Group, Inc.(x)*	18,700	123,794
McKesson Corp.	22,480	7,640,278
ModivCare, Inc.*	200	19,936
Molina Healthcare, Inc.*	8,900	2,935,576
National Research Corp.	100	3,980
Oak Street Health, Inc.*	16,100	394,772
OPKO Health, Inc.*	104,600	197,694
Option Care Health, Inc.*	23,425	737,185
Owens & Minor, Inc.	12,400	298,840
Patterson Cos., Inc.	12,600	302,652
Pediatrix Medical Group, Inc.*	15,240	251,612
Pennant Group, Inc. (The)*	2,100	21,861
Premier, Inc., Class A	21,200	719,528
Privia Health Group, Inc.*	8,900	303,134
Progyny, Inc.*	8,900	329,834
Quest Diagnostics, Inc.	19,830	2,432,943
R1 RCM, Inc.*	15,700	290,921
RadNet, Inc.*	1,000	20,350
Select Medical Holdings Corp.	13,600	300,560
Surgery Partners, Inc.*	11,598	271,393
Tenet Healthcare Corp.*	19,600	1,010,968
UnitedHealth Group, Inc.	144,957	73,209,083
Universal Health Services, Inc., Class B	11,280	994,670

		187,785,500

Health Care Technology (0.1%)
Allscripts Healthcare Solutions,
Inc.(x)*	22,950	349,529
American Well Corp., Class A*	33,300	119,547
Certara, Inc.*	16,330	216,862
Change Healthcare, Inc.*	41,941	1,152,958
Definitive Healthcare Corp.(x)*	12,000	186,480
Doximity, Inc., Class A(x)*	14,800	447,256
Evolent Health, Inc., Class A*	14,600	524,578
Multiplan Corp.(x)*	65,700	187,902
NextGen Healthcare, Inc.*	11,200	198,240
Nutex Health, Inc.(x)*	19,600	29,400
Phreesia, Inc.*	6,100	155,428
Schrodinger, Inc.*	14,100	352,218
Teladoc Health, Inc.*	24,260	614,991
Veeva Systems, Inc., Class A*	22,700	3,742,776

		8,278,165

Life Sciences Tools & Services (1.8%)
10X Genomics, Inc., Class A*	13,900	395,872
AbCellera Biologics, Inc.(x)*	29,100	287,799
Adaptive Biotechnologies Corp.*	13,507	96,170
Agilent Technologies, Inc.	49,830	6,056,837
Avantor, Inc.*	96,094	1,883,442
Azenta, Inc.	11,587	496,619
Bionano Genomics, Inc.(x)*	80,000	146,400
Bio-Rad Laboratories, Inc., Class A*	4,000	1,668,560
Bio-Techne Corp.	6,450	1,831,800
Bruker Corp.	18,000	955,080
Charles River Laboratories International, Inc.*	9,050	1,781,040
Codexis, Inc.(x)*	600	3,636
Danaher Corp.	99,660	25,741,181
Illumina, Inc.*	24,100	4,598,039
IQVIA Holdings, Inc.*	29,180	5,285,665
Maravai LifeSciences Holdings, Inc., Class A*	11,581	295,663
Medpace Holdings, Inc.*	4,500	707,265
Mettler-Toledo International, Inc.*	3,700	4,011,244
NanoString Technologies, Inc.*	7,600	97,052
NeoGenomics, Inc.*	17,900	154,119
Pacific Biosciences of California, Inc.(x)*	30,600	177,633
PerkinElmer, Inc.	18,600	2,238,138
QIAGEN NV*	35,932	1,483,273

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Repligen Corp.*	9,700	$1,814,967
Seer, Inc.*	12,500	96,750
Sotera Health Co.*	15,731	107,285
Syneos Health, Inc.*	14,000	660,100
Thermo Fisher Scientific, Inc.	60,650	30,761,074
Waters Corp.*	9,500	2,560,535
West Pharmaceutical Services, Inc.	12,200	3,002,176

		99,395,414

Pharmaceuticals (4.2%)
Aerie Pharmaceuticals, Inc.*	14,000	211,820
Amneal Pharmaceuticals, Inc.*	20,200	40,804
Arvinas, Inc.*	9,500	422,655
Atea Pharmaceuticals, Inc.*	12,500	71,125
Axsome Therapeutics, Inc.*	5,400	240,948
Bristol-Myers Squibb Co.	330,044	23,462,828
Catalent, Inc.*	27,600	1,997,136
Corcept Therapeutics, Inc.*	16,500	423,060
Elanco Animal Health, Inc.*	74,632	926,183
Eli Lilly and Co.	130,610	42,232,743
Harmony Biosciences Holdings, Inc.*	4,500	199,305
Innoviva, Inc.*	6,818	79,157
Intra-Cellular Therapies, Inc.*	12,000	558,360
Jazz Pharmaceuticals plc*	12,100	1,612,809
Johnson & Johnson	407,760	66,611,674
Merck & Co., Inc.	391,990	33,758,179
Nektar Therapeutics*	31,600	101,120
NGM Biopharmaceuticals, Inc.*	500	6,540
Organon & Co.	43,109	1,008,751
Pacira BioSciences, Inc.*	7,400	393,606
Perrigo Co. plc	28,300	1,009,178
Pfizer, Inc.	879,117	38,470,160
Phibro Animal Health Corp., Class A	1,200	15,948
Prestige Consumer Healthcare, Inc.*	6,000	298,980
Reata Pharmaceuticals, Inc., Class A*	3,800	95,494
Revance Therapeutics, Inc.*	9,300	251,100
Royalty Pharma plc, Class A	54,600	2,193,828
Theravance Biopharma, Inc.*	13,700	138,918
Viatris, Inc.	228,374	1,945,746
Zoetis, Inc.	73,000	10,825,170

		229,603,325

Total Health Care		820,196,710

Industrials (9.0%)
Aerospace & Defense (1.6%)
Aerojet Rocketdyne Holdings, Inc.*	12,200	487,878
AeroVironment, Inc.*	2,100	175,056
Axon Enterprise, Inc.*	11,900	1,377,425
Boeing Co. (The)*	87,100	10,546,068
BWX Technologies, Inc.	17,800	896,586
Curtiss-Wright Corp.	9,200	1,280,272
General Dynamics Corp.	39,870	8,459,218
HEICO Corp.	6,941	999,365
HEICO Corp., Class A	14,845	1,701,534
Hexcel Corp.	12,900	667,188
Howmet Aerospace, Inc.	60,229	1,862,883
Huntington Ingalls Industries, Inc.	6,200	1,373,300
Kratos Defense & Security Solutions, Inc.*	10,200	103,632
L3Harris Technologies, Inc.	30,991	6,440,859
Lockheed Martin Corp.	36,760	14,200,020
Maxar Technologies, Inc.	2,800	52,416
Mercury Systems, Inc.*	5,400	219,240
Moog, Inc., Class A	5,500	386,925
Northrop Grumman Corp.	23,150	10,887,908
Parsons Corp.*	10,239	401,369
Raytheon Technologies Corp.	230,367	18,857,843
Spirit AeroSystems Holdings, Inc., Class A	19,000	416,480
Textron, Inc.	40,200	2,342,052
TransDigm Group, Inc.	8,550	4,487,211
Woodward, Inc.	10,430	837,112

		89,459,840

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	20,430	1,967,613
Expeditors International of Washington, Inc.	28,800	2,543,328
FedEx Corp.	39,050	5,797,754
GXO Logistics, Inc.*	17,800	624,068
Hub Group, Inc., Class A*	3,000	206,940
United Parcel Service, Inc., Class B	113,950	18,407,483

		29,547,186

Airlines (0.2%)
Alaska Air Group, Inc.*	26,900	1,053,135
Allegiant Travel Co.*	2,200	160,556
American Airlines Group, Inc.(x)*	105,200	1,266,608
Delta Air Lines, Inc.*	100,550	2,821,433
Frontier Group Holdings, Inc.(x)*	2,800	27,160
SkyWest, Inc.*	7,700	125,202
Southwest Airlines Co.*	94,100	2,902,044
Spirit Airlines, Inc.	13,100	246,542
United Airlines Holdings, Inc.*	52,840	1,718,885

		10,321,565

Building Products (0.6%)
A O Smith Corp.	21,900	1,063,902
AAON, Inc.	5,800	312,504
Advanced Drainage Systems, Inc.	9,900	1,231,263
Allegion plc	14,212	1,274,532
Armstrong World Industries, Inc.	10,400	823,992
AZEK Co., Inc. (The)*	19,900	330,738
Builders FirstSource, Inc.*	29,990	1,767,011
Carlisle Cos., Inc.	9,500	2,663,895
Carrier Global Corp.	135,571	4,820,905
Fortune Brands Home & Security, Inc.	23,350	1,253,661
Hayward Holdings, Inc.*	6,200	54,994
Johnson Controls International plc	111,171	5,471,836
Lennox International, Inc.	6,910	1,538,650
Masco Corp.	40,000	1,867,600
Owens Corning	19,270	1,514,815
Resideo Technologies, Inc.*	17,050	324,973
Simpson Manufacturing Co., Inc.	6,100	478,240
Trane Technologies plc	36,912	5,345,227
Trex Co., Inc.*	20,500	900,770
UFP Industries, Inc.	11,500	829,840
Zurn Elkay Water Solutions Corp.	14,900	365,050

		34,234,398

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	2,100	80,283
Brady Corp., Class A	7,200	300,456
Brink’s Co. (The)	7,200	348,768
Casella Waste Systems, Inc., Class A*	6,200	473,618
Cintas Corp.	13,700	5,318,203
Clean Harbors, Inc.*	10,000	1,099,800
Copart, Inc.*	36,700	3,904,880
CoreCivic, Inc. (REIT)*	18,400	162,656
Deluxe Corp.	6,100	101,565
Driven Brands Holdings, Inc.*	9,831	275,071
Healthcare Services Group, Inc.	10,700	129,363
HNI Corp.	5,200	137,852
IAA, Inc.*	27,700	882,245
KAR Auction Services, Inc.*	27,700	309,409

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Matthews International Corp., Class A	7,100	$159,111
MSA Safety, Inc.	5,900	644,752
Republic Services, Inc.	31,935	4,344,437
Rollins, Inc.	47,250	1,638,630
Stericycle, Inc.*	21,800	917,998
Tetra Tech, Inc.	9,300	1,195,329
UniFirst Corp.	2,700	454,221
Waste Management, Inc.	66,450	10,645,955

		33,524,602

Construction & Engineering (0.2%)
AECOM	24,002	1,641,017
Ameresco, Inc., Class A*	7,500	498,600
API Group Corp.*	29,700	394,119
Arcosa, Inc.	4,080	233,294
Comfort Systems USA, Inc.	5,400	525,582
EMCOR Group, Inc.	9,500	1,097,060
Fluor Corp.*	22,300	555,047
MasTec, Inc.*	11,000	698,500
MDU Resources Group, Inc.	31,050	849,217
Quanta Services, Inc.	24,350	3,101,947
Valmont Industries, Inc.	3,100	832,722
WillScot Mobile Mini Holdings Corp.*	28,803	1,161,625

		11,588,730

Electrical Equipment (0.7%)
Acuity Brands, Inc.	6,100	960,567
AMETEK, Inc.	38,175	4,329,427
Atkore, Inc.*	8,100	630,261
Bloom Energy Corp., Class A*	26,900	537,731
ChargePoint Holdings, Inc.(x)*	36,100	532,836
Eaton Corp. plc	64,797	8,641,328
Emerson Electric Co.	94,510	6,920,022
EnerSys	4,900	285,033
FuelCell Energy, Inc.(x)*	49,900	170,159
Generac Holdings, Inc.*	11,100	1,977,354
GrafTech International Ltd.	3,300	14,223
Hubbell, Inc.	8,700	1,940,100
nVent Electric plc	26,353	833,018
Plug Power, Inc.(x)*	82,900	1,741,729
Regal Rexnord Corp.	11,922	1,673,372
Rockwell Automation, Inc.	17,900	3,850,469
Sensata Technologies Holding plc	27,100	1,010,288
Shoals Technologies Group, Inc., Class A*	15,322	330,189
Stem, Inc.*	16,300	217,442
Sunrun, Inc.*	33,000	910,470
Vertiv Holdings Co.	48,500	471,420
Vicor Corp.*	1,800	106,452

		38,083,890

Industrial Conglomerates (0.7%)
3M Co.	90,230	9,970,415
General Electric Co.	174,045	10,775,126
Honeywell International, Inc.	105,500	17,615,335

		38,360,876

Machinery (1.8%)
AGCO Corp.	12,400	1,192,508
Allison Transmission Holdings, Inc.	10,500	354,480
Altra Industrial Motion Corp.	9,200	309,304
Barnes Group, Inc.	9,800	283,024
Caterpillar, Inc.	82,610	13,554,649
Chart Industries, Inc.*	6,500	1,198,275
Crane Holdings Co.	7,900	691,566
Cummins, Inc.	22,560	4,591,186
Deere & Co.	43,140	14,404,015
Desktop Metal, Inc., Class A(x)*	44,600	115,514
Donaldson Co., Inc.	26,500	1,298,765
Dover Corp.	25,190	2,936,650
Enerpac Tool Group Corp.*	200	3,566
Esab Corp.	6,033	201,261
Evoqua Water Technologies Corp.*	17,300	572,111
Flowserve Corp.	26,640	647,352
Fortive Corp.	55,530	3,237,399
Franklin Electric Co., Inc.	7,500	612,825
Gates Industrial Corp. plc*	24,100	235,216
Graco, Inc.	29,480	1,767,326
Hillenbrand, Inc.	9,000	330,480
IDEX Corp.	12,240	2,446,164
Illinois Tool Works, Inc.	49,510	8,943,982
Ingersoll Rand, Inc.	61,666	2,667,671
ITT, Inc.	12,825	837,986
John Bean Technologies Corp.	4,400	378,400
Kennametal, Inc.	3,090	63,592
Lincoln Electric Holdings, Inc.	9,660	1,214,455
Middleby Corp. (The)*	9,700	1,243,249
Mueller Industries, Inc.	8,500	505,240
Mueller Water Products, Inc., Class A	20,800	213,616
Nikola Corp.(x)*	33,000	116,160
Nordson Corp.	10,660	2,262,798
Oshkosh Corp.	11,600	815,364
Otis Worldwide Corp.	67,374	4,298,461
PACCAR, Inc.	52,830	4,421,343
Parker-Hannifin Corp.	20,710	5,018,240
Pentair plc	27,287	1,108,671
Proto Labs, Inc.*	3,300	120,219
RBC Bearings, Inc.*	3,900	810,459
Snap-on, Inc.	9,200	1,852,420
Stanley Black & Decker, Inc.	27,235	2,048,344
Terex Corp.	930	27,658
Timken Co. (The)	12,640	746,266
Toro Co. (The)	20,380	1,762,462
Trinity Industries, Inc.	13,740	293,349
Watts Water Technologies, Inc., Class A	4,000	502,920
Westinghouse Air Brake Technologies Corp.	28,387	2,309,282
Xylem, Inc.	27,550	2,406,768

		97,973,011

Marine (0.0%)†
Kirby Corp.*	7,450	452,737
Matson, Inc.	6,900	424,488

		877,225

Professional Services (0.6%)
ASGN, Inc.*	8,400	759,108
Booz Allen Hamilton Holding Corp.	20,300	1,874,705
CACI International, Inc., Class A*	3,800	992,028
CBIZ, Inc.*	12,220	522,772
Clarivate plc*	68,300	641,337
CoStar Group, Inc.*	67,350	4,690,927
Dun & Bradstreet Holdings, Inc.	32,600	403,914
Equifax, Inc.	20,520	3,517,744
Exponent, Inc.	10,600	929,302
FTI Consulting, Inc.*	7,200	1,193,112
Huron Consulting Group, Inc.*	2,400	159,000
Insperity, Inc.	6,400	653,376
Jacobs Solutions, Inc.	22,800	2,473,572
KBR, Inc.	27,600	1,192,872
Korn Ferry	5,600	262,920
Legalzoom.com, Inc.(x)*	7,900	67,703
Leidos Holdings, Inc.	22,348	1,954,780
ManpowerGroup, Inc.	9,780	632,668
Nielsen Holdings plc	56,200	1,557,864
Resources Connection, Inc.	16,950	306,287

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Robert Half International, Inc.	19,260	$1,473,390
Science Applications International Corp.	9,001	795,958
TransUnion	30,305	1,802,844
TriNet Group, Inc.*	4,100	292,002
Upwork, Inc.*	16,300	222,006
Verisk Analytics, Inc.	25,800	4,399,674

		33,771,865

Road & Rail (1.1%)
AMERCO	1,400	712,908
Avis Budget Group, Inc.*	6,500	964,990
CSX Corp.	336,550	8,965,692
Heartland Express, Inc.	11,700	167,427
Hertz Global Holdings, Inc.(x)*	36,100	587,708
JB Hunt Transport Services, Inc.	15,250	2,385,405
Knight-Swift Transportation
Holdings, Inc.	30,935	1,513,650
Landstar System, Inc.	6,250	902,312
Lyft, Inc., Class A*	43,400	571,578
Norfolk Southern Corp.	36,870	7,729,796
Old Dominion Freight Line, Inc.	16,625	4,135,801
Ryder System, Inc.	9,200	694,508
Saia, Inc.*	4,800	912,000
Schneider National, Inc., Class B	15,595	316,579
TuSimple Holdings, Inc., Class A(x)*	21,200	161,120
Uber Technologies, Inc.*	292,789	7,758,908
Union Pacific Corp.	97,320	18,959,882
Werner Enterprises, Inc.	5,700	214,320
XPO Logistics, Inc.*	17,800	792,456

		58,447,040

Trading Companies & Distributors (0.4%)
Air Lease Corp.	21,000	651,210
Applied Industrial Technologies, Inc.	4,300	441,954
Beacon Roofing Supply, Inc.*	7,600	415,872
Boise Cascade Co.	6,200	368,652
Core & Main, Inc., Class A*	8,000	181,920
Fastenal Co.	97,600	4,493,504
GATX Corp.	5,000	425,750
Herc Holdings, Inc.	3,200	332,416
MSC Industrial Direct Co., Inc., Class A	7,100	516,951
SiteOne Landscape Supply, Inc.*	6,700	697,738
Triton International Ltd.	7,200	394,056
United Rentals, Inc.*	12,522	3,382,443
Univar Solutions, Inc.*	22,900	520,746
Watsco, Inc.	5,210	1,341,366
WESCO International, Inc.*	8,586	1,024,997
WW Grainger, Inc.	7,050	3,448,789

		18,638,364

Total Industrials		494,828,592

Information Technology (25.0%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	39,600	4,470,444
Calix, Inc.*	8,800	538,032
Ciena Corp.*	31,400	1,269,502
Cisco Systems, Inc.	644,270	25,770,800
F5, Inc.*	10,600	1,534,138
Juniper Networks, Inc.	51,600	1,347,792
Lumentum Holdings, Inc.(x)*	14,146	969,991
Motorola Solutions, Inc.	27,221	6,096,687
NetScout Systems, Inc.*	1,300	40,716
Ubiquiti, Inc.(x)	1,017	298,551
Viasat, Inc.*	4,400	133,012
Viavi Solutions, Inc.*	33,650	439,133

		42,908,798

Electronic Equipment, Instruments & Components (0.7%)
Advanced Energy Industries, Inc.	5,400	418,014
Aeva Technologies, Inc.(x)*	11,100	20,757
Amphenol Corp., Class A	94,880	6,353,165
Arrow Electronics, Inc.*	13,600	1,253,784
Avnet, Inc.	17,920	647,270
Badger Meter, Inc.	1,500	138,585
Belden, Inc.	700	42,014
CDW Corp.	21,451	3,348,072
Cognex Corp.	30,400	1,260,080
Coherent Corp.*	21,857	761,716
Corning, Inc.	121,190	3,516,934
Fabrinet*	5,100	486,795
Insight Enterprises, Inc.*	3,300	271,953
IPG Photonics Corp.*	6,400	539,840
Itron, Inc.*	7,110	299,402
Jabil, Inc.	22,000	1,269,620
Keysight Technologies, Inc.*	29,715	4,675,952
Littelfuse, Inc.	4,200	834,498
MicroVision, Inc.(x)*	33,100	119,491
National Instruments Corp.	23,000	868,020
Novanta, Inc.*	4,100	474,165
Plexus Corp.*	1,300	113,828
Rogers Corp.*	3,000	725,640
Sanmina Corp.*	6,800	313,344
TD SYNNEX Corp.	8,766	711,712
Teledyne Technologies, Inc.*	7,746	2,614,043
Trimble, Inc.*	41,500	2,252,205
Vishay Intertechnology, Inc.	6,700	119,193
Vontier Corp.	23,452	391,883
Zebra Technologies Corp., Class A*	9,000	2,358,090

		37,200,065

IT Services (4.4%)
Accenture plc, Class A	98,200	25,266,860
Affirm Holdings, Inc.(x)*	27,200	510,272
Akamai Technologies, Inc.*	26,600	2,136,512
Amdocs Ltd.	22,610	1,796,364
Automatic Data Processing, Inc.	64,250	14,532,707
Block, Inc., Class A*	80,124	4,406,019
Broadridge Financial Solutions, Inc.	18,309	2,642,355
Cloudflare, Inc., Class A*	41,600	2,300,896
Cognizant Technology Solutions Corp., Class A	87,300	5,014,512
Concentrix Corp.	8,766	978,549
Conduent, Inc.*	19,786	66,085
DigitalOcean Holdings, Inc.(x)*	8,000	289,360
DXC Technology Co.*	37,896	927,694
EPAM Systems, Inc.*	8,800	3,187,272
Euronet Worldwide, Inc.*	10,000	757,600
Evertec, Inc.	2,700	84,645
Evo Payments, Inc., Class A*	2,400	79,920
ExlService Holdings, Inc.*	4,500	663,120
Fastly, Inc., Class A*	13,300	121,828
Fidelity National Information Services, Inc.	96,969	7,327,947
Fiserv, Inc.*	94,702	8,861,266
FleetCor Technologies, Inc.*	12,600	2,219,742
Gartner, Inc.*	13,178	3,646,221
Genpact Ltd.	30,000	1,313,100
Global Payments, Inc.	43,276	4,675,972
Globant SA*	6,398	1,196,938
GoDaddy, Inc., Class A*	26,900	1,906,672
International Business Machines Corp.	139,431	16,565,797
Jack Henry & Associates, Inc.	11,430	2,083,346
Kyndryl Holdings, Inc.*	16,800	138,936
Marqeta, Inc., Class A*	66,800	475,616

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Mastercard, Inc., Class A	133,400	$37,930,956
Maximus, Inc.	10,400	601,848
MongoDB, Inc.*	10,100	2,005,456
Okta, Inc.*	19,900	1,131,713
Paychex, Inc.	51,910	5,824,821
PayPal Holdings, Inc.*	179,353	15,436,913
Paysafe Ltd.*	51,800	71,484
Perficient, Inc.(x)*	5,100	331,602
Rackspace Technology, Inc.(x)*	9,900	40,392
Sabre Corp.*	48,600	250,290
Snowflake, Inc., Class A*	47,222	8,025,851
SolarWinds Corp.*	9,750	75,563
SS&C Technologies Holdings, Inc.	39,200	1,871,800
Switch, Inc., Class A	23,100	778,239
Thoughtworks Holding, Inc.*	13,000	136,370
Toast, Inc., Class A*	35,000	585,200
TTEC Holdings, Inc.	2,907	128,809
Twilio, Inc., Class A*	26,800	1,852,952
VeriSign, Inc.*	16,350	2,839,995
Verra Mobility Corp.*	6,900	106,053
Visa, Inc., Class A	255,112	45,320,647
Western Union Co. (The)	59,560	804,060
WEX, Inc.*	7,600	964,744
Wix.com Ltd.*	8,800	688,424

		243,978,305

Semiconductors & Semiconductor Equipment (4.3%)
Advanced Micro Devices, Inc.*	250,253	15,856,030
Allegro MicroSystems, Inc.*	18,654	407,590
Ambarella, Inc.*	5,700	320,226
Amkor Technology, Inc.	18,700	318,835
Analog Devices, Inc.	83,034	11,569,958
Applied Materials, Inc.	140,420	11,504,611
Broadcom, Inc.	61,880	27,475,339
Cirrus Logic, Inc.*	12,300	846,240
Diodes, Inc.*	5,900	382,969
Enphase Energy, Inc.*	20,100	5,577,147
Entegris, Inc.	27,373	2,272,506
First Solar, Inc.*	17,400	2,301,498
FormFactor, Inc.*	10,300	258,015
GLOBALFOUNDRIES, Inc.(x)*	10,300	498,005
Intel Corp.	644,290	16,603,353
KLA Corp.	23,080	6,984,700
Kulicke & Soffa Industries, Inc.	7,500	288,975
Lam Research Corp.	21,475	7,859,850
Lattice Semiconductor Corp.*	23,300	1,146,593
MACOM Technology Solutions Holdings, Inc.*	1,700	88,043
Marvell Technology, Inc.	133,561	5,731,103
Microchip Technology, Inc.	87,440	5,336,463
Micron Technology, Inc.	171,750	8,604,675
MKS Instruments, Inc.	9,500	785,080
Monolithic Power Systems, Inc.	7,900	2,870,860
NVIDIA Corp.	373,140	45,295,465
ON Semiconductor Corp.*	71,600	4,462,828
Onto Innovation, Inc.*	7,900	505,995
Power Integrations, Inc.	11,000	707,520
Qorvo, Inc.*	17,127	1,360,055
QUALCOMM, Inc.	173,605	19,613,893
Rambus, Inc.*	1,800	45,756
Semtech Corp.*	3,800	111,758
Silicon Laboratories, Inc.*	8,740	1,078,866
Skyworks Solutions, Inc.	24,900	2,123,223
Synaptics, Inc.*	6,100	603,961
Teradyne, Inc.	26,110	1,962,166
Texas Instruments, Inc.	141,990	21,977,212
Universal Display Corp.	7,600	717,060
Wolfspeed, Inc.*	20,400	2,108,544

		238,562,966

Software (8.7%)
8x8, Inc.*	18,300	63,135
ACI Worldwide, Inc.*	17,400	363,660
Adobe, Inc.*	73,120	20,122,624
Alarm.com Holdings, Inc.*	5,800	376,188
Alkami Technology, Inc.(x)*	1,500	22,575
Altair Engineering, Inc., Class A*	5,900	260,898
Alteryx, Inc., Class A*	8,900	496,976
ANSYS, Inc.*	15,200	3,369,840
Appfolio, Inc., Class A*	1,000	104,720
Appian Corp., Class A*	6,600	269,478
AppLovin Corp., Class A(x)*	34,800	678,252
Asana, Inc., Class A(x)*	10,100	224,523
Aspen Technology, Inc.*	4,872	1,160,510
Atlassian Corp. plc, Class A*	22,400	4,717,216
Autodesk, Inc.*	35,850	6,696,780
Avalara, Inc.*	14,000	1,285,200
Bentley Systems, Inc., Class B	22,300	682,157
Bill.com Holdings, Inc.*	14,700	1,945,839
Black Knight, Inc.*	27,142	1,756,902
Blackbaud, Inc.*	1,600	70,496
Blackline, Inc.*	8,500	509,150
Box, Inc., Class A*	22,100	539,019
C3.ai, Inc., Class A(x)*	9,400	117,500
Cadence Design Systems, Inc.*	44,030	7,195,823
CCC Intelligent Solutions Holdings, Inc.(x)*	10,800	98,280
Cerence, Inc.*	6,400	100,800
Ceridian HCM Holding, Inc.*	20,100	1,123,188
CommVault Systems, Inc.*	400	21,216
Confluent, Inc., Class A*	21,400	508,678
Consensus Cloud Solutions, Inc.*	3,066	145,022
Coupa Software, Inc.*	12,100	711,480
Crowdstrike Holdings, Inc., Class A*	32,000	5,273,920
Datadog, Inc., Class A*	40,700	3,613,346
Digital Turbine, Inc.*	14,600	210,386
DocuSign, Inc.*	32,100	1,716,387
Dolby Laboratories, Inc., Class A	12,700	827,405
Domo, Inc., Class B*	800	14,392
DoubleVerify Holdings, Inc.*	11,900	325,465
Dropbox, Inc., Class A*	41,200	853,664
Duck Creek Technologies, Inc.*	300	3,555
Dynatrace, Inc.*	31,400	1,093,034
Elastic NV*	10,000	717,400
Envestnet, Inc.*	8,800	390,720
Fair Isaac Corp.*	4,600	1,895,246
Five9, Inc.*	11,500	862,270
Fortinet, Inc.*	100,900	4,957,217
Guidewire Software, Inc.*	17,000	1,046,860
HubSpot, Inc.*	7,400	1,998,888
Informatica, Inc., Class A(x)*	13,800	276,966
InterDigital, Inc.	1,800	72,756
Intuit, Inc.	42,550	16,480,466
Jamf Holding Corp.*	2,000	44,320
LivePerson, Inc.*	1,000	9,420
LiveRamp Holdings, Inc.*	1,900	34,504
Manhattan Associates, Inc.*	12,400	1,649,572
Marathon Digital Holdings, Inc.(x)*	15,400	164,934
Microsoft Corp.	1,152,078	268,318,966
MicroStrategy, Inc., Class A(x)*	1,500	318,390
Momentive Global, Inc.*	2,900	16,849
N-able, Inc.*	9,750	89,992
nCino, Inc.(x)*	12,900	440,019
NCR Corp.*	22,700	431,527
New Relic, Inc.*	9,000	516,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
NortonLifeLock, Inc.	87,016	$1,752,502
Nutanix, Inc., Class A*	28,000	583,240
Oracle Corp.	234,421	14,316,090
PagerDuty, Inc.*	12,100	279,147
Palantir Technologies, Inc., Class A*	269,200	2,188,596
Palo Alto Networks, Inc.*	45,000	7,370,550
Paycom Software, Inc.*	8,700	2,870,913
Paycor HCM, Inc.*	9,500	280,820
Paylocity Holding Corp.*	5,700	1,377,006
Pegasystems, Inc.	1,700	54,638
Ping Identity Holding Corp.*	4,000	112,280
Procore Technologies, Inc.(x)*	9,500	470,060
PTC, Inc.*	20,250	2,118,150
Q2 Holdings, Inc.*	7,400	238,280
Qualys, Inc.*	5,500	766,645
Rapid7, Inc.*	7,100	304,590
RingCentral, Inc., Class A*	14,000	559,440
Roper Technologies, Inc.	17,350	6,239,754
Salesforce, Inc.*	149,151	21,453,880
SentinelOne, Inc., Class A*	26,500	677,340
ServiceNow, Inc.*	31,800	12,007,998
Smartsheet, Inc., Class A*	16,600	570,376
Splunk, Inc.*	29,100	2,188,320
Sprout Social, Inc., Class A*	7,100	430,828
SPS Commerce, Inc.*	6,400	795,072
Synopsys, Inc.*	24,620	7,521,656
Tenable Holdings, Inc.*	16,900	588,120
Teradata Corp.*	18,660	579,580
Trade Desk, Inc. (The), Class A*	68,760	4,108,410
Tyler Technologies, Inc.*	7,300	2,536,750
UiPath, Inc., Class A*	57,700	727,597
Unity Software, Inc.(x)*	32,196	1,025,765
Varonis Systems, Inc.*	16,200	429,624
Verint Systems, Inc.*	9,300	312,294
VMware, Inc., Class A	33,974	3,616,872
Workday, Inc., Class A*	30,380	4,624,444
Workiva, Inc.*	4,100	318,980
Yext, Inc.*	7,100	31,666
Zendesk, Inc.*	19,084	1,452,292
Zoom Video Communications, Inc., Class A*	39,100	2,877,369
Zscaler, Inc.*	12,100	1,988,877

		483,150,192

Technology Hardware, Storage & Peripherals (6.1%)
3D Systems Corp.*	5,100	40,698
Apple, Inc.	2,354,478	325,388,860
Corsair Gaming, Inc.(x)*	4,303	48,839
Dell Technologies, Inc., Class C	44,879	1,533,515
Diebold Nixdorf, Inc.*	550	1,342
Hewlett Packard Enterprise Co.	221,332	2,651,557
HP, Inc.	171,568	4,275,475
NetApp, Inc.	37,750	2,334,837
Pure Storage, Inc., Class A*	43,200	1,182,384
Western Digital Corp.*	52,478	1,708,159

		339,165,666

Total Information Technology		1,384,965,992

Materials (2.8%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	34,980	8,140,895
Albemarle Corp.	18,276	4,832,905
Amyris, Inc.(x)*	31,900	93,148
Ashland, Inc.	10,264	974,772
Avient Corp.	16,100	487,830
Axalta Coating Systems Ltd.*	32,258	679,353
Balchem Corp.	5,700	693,006
Cabot Corp.	8,900	568,621
Celanese Corp.	17,400	1,571,916
CF Industries Holdings, Inc.	36,110	3,475,588
Chemours Co. (The)	31,328	772,235
Corteva, Inc.	115,590	6,605,969
Dow, Inc.	116,656	5,124,698
DuPont de Nemours, Inc.	85,132	4,290,653
Eastman Chemical Co.	23,228	1,650,349
Ecolab, Inc.	39,388	5,688,415
Element Solutions, Inc.	38,300	623,141
FMC Corp.	20,200	2,135,140
HB Fuller Co.	6,400	384,640
Huntsman Corp.	40,900	1,003,686
Ingevity Corp.*	3,000	181,890
International Flavors & Fragrances, Inc.	39,447	3,582,971
Linde plc	77,800	20,974,102
Livent Corp.*	26,200	803,030
LyondellBasell Industries NV, Class A	45,000	3,387,600
Mosaic Co. (The)	56,130	2,712,763
NewMarket Corp.	300	90,249
Olin Corp.	25,200	1,080,576
PPG Industries, Inc.	37,900	4,195,151
Quaker Chemical Corp.	600	86,628
RPM International, Inc.	23,050	1,920,296
Scotts Miracle-Gro Co. (The)	2,200	94,050
Sensient Technologies Corp.	4,300	298,162
Sherwin-Williams Co. (The)	38,500	7,882,875
Valvoline, Inc.	29,388	744,692
Westlake Corp.	5,200	451,776

		98,283,771

Construction Materials (0.1%)
Eagle Materials, Inc.	6,100	653,798
Martin Marietta Materials, Inc.	10,630	3,423,817
Summit Materials, Inc., Class A(x)*	12,300	294,708
Vulcan Materials Co.	22,400	3,532,704

		7,905,027

Containers & Packaging (0.4%)
Amcor plc	239,529	2,570,146
AptarGroup, Inc.	14,600	1,387,438
Avery Dennison Corp.	14,050	2,285,935
Ball Corp.	54,400	2,628,608
Berry Global Group, Inc.*	28,100	1,307,493
Crown Holdings, Inc.	23,050	1,867,742
Graphic Packaging Holding Co.	56,100	1,107,414
International Paper Co.	66,950	2,122,315
Packaging Corp. of America	16,700	1,875,243
Sealed Air Corp.	25,160	1,119,872
Silgan Holdings, Inc.	9,500	399,380
Sonoco Products Co.	15,460	877,046
Westrock Co.	44,132	1,363,237

		20,911,869

Metals & Mining (0.5%)
Alcoa Corp.	32,900	1,107,414
Arconic Corp.*	16,800	286,272
ATI, Inc.*	19,000	505,590
Carpenter Technology Corp.	1,900	59,166
Cleveland-Cliffs, Inc.*	72,400	975,228
Commercial Metals Co.	21,300	755,724
Freeport-McMoRan, Inc.	223,894	6,119,023
MP Materials Corp.*	11,900	324,870
Newmont Corp.	126,911	5,334,069
Novagold Resources, Inc.*	17,500	82,075
Nucor Corp.	43,120	4,613,409
Reliance Steel & Aluminum Co.	9,500	1,656,895
Royal Gold, Inc.	12,900	1,210,278
Southern Copper Corp.	19,344	867,385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SSR Mining, Inc.	13,400	$197,114
Steel Dynamics, Inc.	30,200	2,142,690
United States Steel Corp.	38,200	692,184

		26,929,386

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	15,300	783,207
Sylvamo Corp.	2,186	74,105

		857,312

Total Materials		154,887,365

Real Estate (3.4%)
Equity Real Estate Investment Trusts (REITs) (3.2%)
Acadia Realty Trust (REIT)	9,000	113,580
Agree Realty Corp. (REIT)	9,600	648,768
Alexandria Real Estate Equities, Inc. (REIT)	25,080	3,515,965
American Assets Trust, Inc. (REIT)	1,000	25,720
American Homes 4 Rent (REIT), Class A	47,500	1,558,475
American Tower Corp. (REIT)	72,700	15,608,690
Americold Realty Trust, Inc. (REIT)	37,100	912,660
Apartment Income REIT Corp. (REIT)	31,828	1,229,197
Apple Hospitality REIT, Inc. (REIT)	26,500	372,590
AvalonBay Communities, Inc. (REIT)	23,149	4,263,814
Boston Properties, Inc. (REIT)	28,870	2,164,384
Brandywine Realty Trust (REIT)	31,400	211,950
Brixmor Property Group, Inc. (REIT)	67,400	1,244,878
Broadstone Net Lease, Inc. (REIT)	17,900	277,987
Camden Property Trust (REIT)	15,680	1,872,976
CareTrust REIT, Inc. (REIT)	12,100	219,131
Corporate Office Properties Trust (REIT)	14,809	344,013
Cousins Properties, Inc. (REIT)	23,461	547,814
Crown Castle, Inc. (REIT)	67,850	9,807,718
CubeSmart (REIT)	39,700	1,590,382
Digital Realty Trust, Inc. (REIT)	44,972	4,460,323
Diversified Healthcare Trust (REIT)	22,690	22,465
Douglas Emmett, Inc. (REIT)	37,000	663,410
Duke Realty Corp. (REIT)	59,400	2,863,080
EastGroup Properties, Inc. (REIT)	6,800	981,512
EPR Properties (REIT)	7,800	279,708
Equinix, Inc. (REIT)	14,161	8,055,343
Equity Commonwealth (REIT)	17,700	431,172
Equity LifeStyle Properties, Inc. (REIT)	27,500	1,728,100
Equity Residential (REIT)	58,287	3,918,052
Essential Properties Realty Trust, Inc. (REIT)	12,300	239,235
Essex Property Trust, Inc. (REIT)	10,777	2,610,513
Extra Space Storage, Inc. (REIT)	21,000	3,626,910
Federal Realty Investment Trust (REIT)	12,380	1,115,686
First Industrial Realty Trust, Inc. (REIT)	29,500	1,321,895
Four Corners Property Trust, Inc. (REIT)	5,000	120,950
Gaming and Leisure Properties, Inc. (REIT)	36,886	1,631,837
Healthcare Realty Trust, Inc. (REIT)	58,041	1,210,155
Healthpeak Properties, Inc. (REIT)	96,297	2,207,127
Highwoods Properties, Inc. (REIT)	19,530	526,529
Host Hotels & Resorts, Inc. (REIT)	115,813	1,839,110
Hudson Pacific Properties, Inc. (REIT)	24,500	268,275
Independence Realty Trust, Inc. (REIT)	34,700	580,531
Innovative Industrial Properties, Inc. (REIT)	3,700	327,450
Invitation Homes, Inc. (REIT)	94,496	3,191,130
Iron Mountain, Inc. (REIT)	45,355	1,994,259
JBG SMITH Properties (REIT)	10,673	198,304
Kilroy Realty Corp. (REIT)	21,800	917,998
Kimco Realty Corp. (REIT)	99,485	1,831,519
Kite Realty Group Trust (REIT)	34,998	602,666
Lamar Advertising Co. (REIT), Class A	13,639	1,125,081
Life Storage, Inc. (REIT)	12,896	1,428,361
LXP Industrial Trust (REIT)(x)	34,200	313,272
Macerich Co. (The) (REIT)	36,322	288,397
Medical Properties Trust, Inc. (REIT)	96,900	1,149,234
Mid-America Apartment Communities, Inc. (REIT)	18,738	2,905,702
National Health Investors, Inc. (REIT)	6,600	373,098
National Retail Properties, Inc. (REIT)	27,190	1,083,793
National Storage Affiliates Trust (REIT)	11,600	482,328
Omega Healthcare Investors, Inc. (REIT)	44,440	1,310,536
Orion Office REIT, Inc. (REIT)	5,069	44,354
Outfront Media, Inc. (REIT)	24,670	374,737
Paramount Group, Inc. (REIT)	22,800	142,044
Park Hotels & Resorts, Inc. (REIT)	41,635	468,810
Pebblebrook Hotel Trust (REIT)	15,800	229,258
Phillips Edison & Co., Inc. (REIT)	17,900	502,095
Physicians Realty Trust (REIT)	38,100	573,024
Piedmont Office Realty Trust, Inc. (REIT), Class A	25,100	265,056
PotlatchDeltic Corp. (REIT)	10,151	416,597
Prologis, Inc. (REIT)	116,048	11,790,477
Public Storage (REIT)	23,902	6,998,745
Rayonier, Inc. (REIT)	27,025	809,939
Realty Income Corp. (REIT)	93,191	5,423,716
Regency Centers Corp. (REIT)	33,306	1,793,528
Retail Opportunity Investments Corp. (REIT)	700	9,632
Rexford Industrial Realty, Inc. (REIT)	24,300	1,263,600
Ryman Hospitality Properties, Inc. (REIT)	10,751	791,166
Sabra Health Care REIT, Inc. (REIT)	34,657	454,700
Safehold, Inc. (REIT)(x)	8,600	227,556
SBA Communications Corp. (REIT)	17,400	4,952,910
Service Properties Trust (REIT)	25,000	129,750
Simon Property Group, Inc. (REIT)	54,059	4,851,795
SITE Centers Corp. (REIT)	42,300	453,033
SL Green Realty Corp. (REIT)(x)	11,563	464,370
Spirit Realty Capital, Inc. (REIT)	20,933	756,937
STAG Industrial, Inc. (REIT)	27,800	790,354
STORE Capital Corp. (REIT)	35,400	1,109,082
Sun Communities, Inc. (REIT)	18,600	2,517,138
Sunstone Hotel Investors, Inc. (REIT)	28,700	270,354
Terreno Realty Corp. (REIT)	11,600	614,684
UDR, Inc. (REIT)	52,936	2,207,961
Uniti Group, Inc. (REIT)	33,900	235,605
Urban Edge Properties (REIT)	18,210	242,921
Ventas, Inc. (REIT)	61,779	2,481,662
VICI Properties, Inc. (REIT)	148,900	4,444,665
Vornado Realty Trust (REIT)	33,847	783,897

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Washington REIT (REIT)	7,570	$132,929
Welltower, Inc. (REIT)	71,217	4,580,678
Weyerhaeuser Co. (REIT)	128,135	3,659,536
WP Carey, Inc. (REIT)	29,921	2,088,486

		177,103,519

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	50,750	3,426,132
Cushman & Wakefield plc*	23,700	271,365
DigitalBridge Group, Inc.	19,675	246,134
eXp World Holdings, Inc.(x)	20,570	230,590
Howard Hughes Corp. (The)*	4,700	260,333
Jones Lang LaSalle, Inc.*	9,500	1,435,165
Kennedy-Wilson Holdings, Inc.	25,100	388,046
Newmark Group, Inc., Class A	27,319	220,191
Opendoor Technologies, Inc.(x)*	73,000	227,030
Redfin Corp.(x)*	16,700	97,528
RMR Group, Inc. (The), Class A	271	6,420
St Joe Co. (The)	5,200	166,556
WeWork, Inc.(x)*	82,700	219,155
Zillow Group, Inc., Class A*	10,600	303,478
Zillow Group, Inc., Class C*	27,124	776,018

		8,274,141

Total Real Estate		185,377,660

Utilities (3.0%)
Electric Utilities (1.9%)
ALLETE, Inc.	8,200	410,410
Alliant Energy Corp.	43,900	2,326,261
American Electric Power Co., Inc.	78,770	6,809,666
Avangrid, Inc.	11,000	458,700
Constellation Energy Corp.	53,352	4,438,353
Duke Energy Corp.	121,885	11,337,743
Edison International	58,760	3,324,641
Entergy Corp.	33,200	3,340,916
Evergy, Inc.	36,209	2,150,815
Eversource Energy	54,358	4,237,750
Exelon Corp.	160,056	5,995,698
FirstEnergy Corp.	86,104	3,185,848
Hawaiian Electric Industries, Inc.	20,500	710,530
IDACORP, Inc.	11,450	1,133,664
NextEra Energy, Inc.	302,300	23,703,343
NRG Energy, Inc.	40,921	1,566,047
OGE Energy Corp.	36,900	1,345,374
PG&E Corp.*	240,100	3,001,250
Pinnacle West Capital Corp.	21,300	1,374,063
PNM Resources, Inc.(x)	15,200	695,096
Portland General Electric Co.	21,000	912,660
PPL Corp.	120,450	3,053,407
Southern Co. (The)	163,150	11,094,200
Xcel Energy, Inc.	85,780	5,489,920

		102,096,355

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	2,149,035
Brookfield Infrastructure Corp., Class A	14,700	598,290
National Fuel Gas Co.	13,700	843,235
New Jersey Resources Corp.	11,900	460,530
ONE Gas, Inc.	6,725	473,373
South Jersey Industries, Inc.	16,100	538,062
Southwest Gas Holdings, Inc.	9,900	690,525
Spire, Inc.	7,900	492,407
UGI Corp.	39,575	1,279,459

		7,524,916

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	103,695	2,343,507
Brookfield Renewable Corp.	18,450	602,946
Ormat Technologies, Inc.(x)	7,100	612,020
Vistra Corp.	75,815	1,592,115

		5,150,588

Multi-Utilities (0.8%)
Ameren Corp.	40,500	3,262,275
Black Hills Corp.	8,900	602,797
CenterPoint Energy, Inc.	99,950	2,816,591
CMS Energy Corp.	45,600	2,655,744
Consolidated Edison, Inc.	55,700	4,776,832
Dominion Energy, Inc.	126,854	8,766,880
DTE Energy Co.	30,400	3,497,520
NiSource, Inc.	61,600	1,551,704
NorthWestern Corp.	3,900	192,192
Public Service Enterprise Group, Inc.	75,900	4,267,857
Sempra Energy	48,690	7,300,579
WEC Energy Group, Inc.	51,998	4,650,181

		44,341,152

Water Utilities (0.1%)
American Water Works Co., Inc.	27,900	3,631,464
Essential Utilities, Inc.	42,062	1,740,525

		5,371,989

Total Utilities		164,485,000

Total Common Stocks (99.4%) (Cost $2,019,019,526)		5,497,135,167

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR(r)*	23,600	8,142

Pharmaceuticals (0.0%)†
Zogenix, Inc., CVR(r)*	14,700	7,497

Total Rights (0.0%)† (Cost $8,142)		15,639

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	4,000,000	4,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Banco Santander S.A., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $5,001,238, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/4/22-11/15/28; total market value $5,101,262. (xx)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $6,520,405, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $6,649,167. (xx)	6,518,792	6,518,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $3,000,763, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $3,061,484. (xx)	$3,000,000	$3,000,000
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $8,305,164, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $9,097,216. (xx)	8,300,000	8,300,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $3,000,768, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $3,333,193. (xx)	3,000,000	3,000,000
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $3,000,788, collateralized by various Common Stocks; total market value $3,300,868. (xx)	3,000,000	3,000,000

Total Repurchase Agreements		28,818,792

Total Short-Term Investments (0.6%) (Cost $32,818,792)		32,818,792

Total Investments in Securities (100.0%) (Cost $2,051,846,460)		5,529,969,598
Other Assets Less Liabilities (0.0%)†		(520,249)

Net Assets (100%)		$5,529,449,349

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $26,716,860.

(r)

Value determined using significant unobservable inputs. (x) All or a portion of security is on loan at September 30, 2022. (xx) At September 30, 2022, the Portfolio had loaned securities with a total value of $36,919,662. This was collateralized by $5,356,867 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/6/22 - 5/15/52 and by cash of $32,830,276 of which $32,818,792 was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	42	12/2022	USD	3,506,580	(461,841)
S&P 500 E-Mini Index	132	12/2022	USD	23,769,900	(3,192,194)

					(3,654,035)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$409,629,459	$—	$—	$409,629,459
Consumer Discretionary	634,468,737	—	—	634,468,737
Consumer Staples	344,028,502	—	—	344,028,502
Energy	261,601,151	—	—	261,601,151
Financials	642,665,999	—	—	642,665,999
Health Care	820,175,594	—	21,116	820,196,710
Industrials	494,828,592	—	—	494,828,592
Information Technology	1,384,965,992	—	—	1,384,965,992
Materials	154,887,365	—	—	154,887,365
Real Estate	185,377,660	—	—	185,377,660
Utilities	164,485,000	—	—	164,485,000
Rights
Health Care	—	—	15,639	15,639
Short-Term Investments
Investment Company	4,000,000	—	—	4,000,000
Repurchase Agreements	—	28,818,792	—	28,818,792

Total Assets	$5,501,114,051	$28,818,792	$36,755	$5,529,969,598

Liabilities:
Futures	$(3,654,035)	$—	$—	$(3,654,035)

Total Liabilities	$(3,654,035)	$—	$—	$(3,654,035)

Total	$5,497,460,016	$28,818,792	$36,755	$5,526,315,563

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,827,959,477
Aggregate gross unrealized depreciation	(374,613,705)

Net unrealized appreciation	$3,453,345,772

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,072,969,791

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass- Through Trust,
Series 2017-2 AA
3.350%, 10/15/29	$274,229	$236,171
Delta Air Lines Pass- Through Trust,
Series 2019-1 AA
3.204%, 4/25/24	150,000	144,472
Series 2020-1 AA
2.000%, 6/10/28	440,206	375,465
Evergy Metro, Inc.,
3.650%, 8/15/25	500,000	479,818
United Airlines Pass- Through Trust,
Series 2020-1 A
5.875%, 10/15/27	3,925,247	3,758,424
Series 2020-1 B
4.875%, 1/15/26	95,520	88,834

Total Asset- Backed Securities		5,083,184

Corporate Bonds (36.1%)
Communication Services (2.0%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.800%, 2/15/27	1,000,000	938,922
4.250%, 3/1/27	1,000,000	958,855
2.300%, 6/1/27	500,000	437,683
1.650%, 2/1/28(x)	185,000	152,062
4.100%, 2/15/28	453,000	424,700
4.350%, 3/1/29	1,665,000	1,552,272
4.300%, 2/15/30	8,159,000	7,441,654
Bell Canada (The)
Series US-3
0.750%, 3/17/24	750,000	705,821
British Telecommunications plc
4.500%, 12/4/23	500,000	496,255
5.125%, 12/4/28	500,000	472,204
9.625%, 12/15/30(e)	2,000,000	2,312,500
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	2,500,000	2,866,712
Telefonica Emisiones SA
4.103%, 3/8/27	440,000	408,948
TELUS Corp.
2.800%, 2/16/27	400,000	362,504
Verizon Communications, Inc.
0.750%, 3/22/24	490,000	463,112
0.850%, 11/20/25	1,300,000	1,140,407
1.450%, 3/20/26	790,000	696,379
3.000%, 3/22/27	375,000	340,976
2.100%, 3/22/28	750,000	635,143
4.329%, 9/21/28	9,238,000	8,654,757
3.875%, 2/8/29	140,000	128,262
4.016%, 12/3/29	1,500,000	1,360,273
3.150%, 3/22/30	375,000	319,415
1.500%, 9/18/30(x)	600,000	452,257
1.680%, 10/30/30	1,957,000	1,466,970
2.550%, 3/21/31	2,220,000	1,777,332

		36,966,375

Entertainment (0.3%)
Activision Blizzard, Inc.
3.400%, 9/15/26	600,000	567,258
3.400%, 6/15/27	310,000	288,363
1.350%, 9/15/30	180,000	136,524
Electronic Arts, Inc.
4.800%, 3/1/26	600,000	593,705
1.850%, 2/15/31	295,000	227,930
Tencent Music Entertainment Group
1.375%, 9/3/25	200,000	176,814
2.000%, 9/3/30	215,000	156,050
TWDC Enterprises 18 Corp.
3.150%, 9/17/25	500,000	476,764
1.850%, 7/30/26	465,000	413,074
2.950%, 6/15/27	1,000,000	915,939
Walt Disney Co. (The)
1.750%, 8/30/24	750,000	710,576
3.700%, 10/15/25	1,040,000	1,013,528
1.750%, 1/13/26	1,070,000	967,073
3.375%, 11/15/26	300,000	282,191
2.200%, 1/13/28	700,000	607,470
2.000%, 9/1/29(x)	500,000	408,325
2.650%, 1/13/31(x)	2,500,000	2,066,212
Warnermedia Holdings, Inc.
3.428%, 3/15/24§	800,000	773,734
3.638%, 3/15/25§	800,000	754,044
3.755%, 3/15/27§	1,840,000	1,654,035
4.054%, 3/15/29§	555,000	481,927
4.279%, 3/15/32§	1,145,000	944,052

		14,615,588

Interactive Media & Services (0.1%)
Alphabet, Inc.
3.375%, 2/25/24(x)	500,000	493,443
0.450%, 8/15/25	435,000	389,853
1.998%, 8/15/26	2,000,000	1,834,489
0.800%, 8/15/27(x)	1,000,000	842,006
1.100%, 8/15/30	650,000	504,724
Baidu, Inc.
4.125%, 6/30/25	695,000	671,092
1.720%, 4/9/26	200,000	176,504
1.625%, 2/23/27	290,000	246,935
4.375%, 3/29/28	290,000	271,852
4.875%, 11/14/28	315,000	300,097
2.375%, 10/9/30	200,000	158,415
2.375%, 8/23/31	500,000	388,155
Weibo Corp.
3.375%, 7/8/30	500,000	369,156

		6,646,721

Media (0.5%)
Charter Communications Operating LLC
4.908%, 7/23/25	4,850,000	4,722,590
2.250%, 1/15/29	585,000	457,090
Comcast Corp.
3.700%, 4/15/24	1,110,000	1,091,799
3.950%, 10/15/25	1,750,000	1,704,215
3.150%, 3/1/26	2,000,000	1,886,977
4.150%, 10/15/28	5,025,000	4,732,912
3.400%, 4/1/30	2,500,000	2,204,754
Discovery Communications LLC
3.900%, 11/15/24	800,000	769,758
3.950%, 6/15/25	500,000	475,108
4.900%, 3/11/26	500,000	482,559
4.125%, 5/15/29	455,000	389,645
3.625%, 5/15/30	1,310,000	1,075,328
Fox Corp.
4.030%, 1/25/24	575,000	566,604

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.709%, 1/25/29	$730,000	$685,718
3.500%, 4/8/30(x)	2,000,000	1,706,416
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	250,000	231,818
2.400%, 3/1/31	1,750,000	1,319,073
Omnicom Group, Inc.
3.650%, 11/1/24	750,000	728,620
Paramount Global
3.375%, 2/15/28(x)	570,000	505,867

		25,736,851

Wireless Telecommunication Services (0.4%)
America Movil SAB de CV
3.625%, 4/22/29	500,000	450,878
2.875%, 5/7/30	1,450,000	1,217,746
4.700%, 7/21/32	405,000	379,181
Rogers Communications, Inc.
2.950%, 3/15/25§	215,000	204,141
3.625%, 12/15/25(x)	500,000	470,130
2.900%, 11/15/26	500,000	452,389
3.200%, 3/15/27§	500,000	457,874
3.800%, 3/15/32§	625,000	538,250
T-Mobile USA, Inc.
3.500%, 4/15/25	2,500,000	2,395,570
1.500%, 2/15/26	1,000,000	875,620
3.750%, 4/15/27	2,500,000	2,308,830
2.050%, 2/15/28	700,000	578,788
2.400%, 3/15/29	340,000	280,130
3.875%, 4/15/30	3,000,000	2,663,490
5.200%, 1/15/33(x)	2,610,000	2,503,720
Vodafone Group plc
4.125%, 5/30/25	500,000	488,697
4.375%, 5/30/28	4,375,000	4,126,472

		20,391,906

Total Communication Services		104,357,441

Consumer Discretionary (1.7%)
Auto Components (0.1%)
Aptiv plc
2.396%, 2/18/25	375,000	349,800
4.350%, 3/15/29	105,000	94,947
BorgWarner, Inc.
3.375%, 3/15/25	800,000	767,138
2.650%, 7/1/27	300,000	261,318
Lear Corp.
4.250%, 5/15/29	125,000	109,318
Magna International, Inc.
3.625%, 6/15/24(x)	1,200,000	1,173,137
4.150%, 10/1/25	250,000	244,006
2.450%, 6/15/30	300,000	242,172

		3,241,836

Automobiles (0.1%)
General Motors Co.
5.400%, 10/2/23	135,000	135,131
6.125%, 10/1/25	750,000	752,486
6.800%, 10/1/27	405,000	409,859
5.000%, 10/1/28	750,000	689,720
5.400%, 10/15/29	500,000	463,691
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	375,563
Honda Motor Co. Ltd.
2.271%, 3/10/25	165,000	155,222
2.534%, 3/10/27	165,000	148,552
2.967%, 3/10/32	200,000	168,940
Toyota Motor Corp.
0.681%, 3/25/24(x)	600,000	566,556
2.358%, 7/2/24	250,000	240,359
1.339%, 3/25/26	600,000	532,873
3.669%, 7/20/28(x)	355,000	332,348
2.760%, 7/2/29(x)	250,000	218,497
2.362%, 3/25/31	600,000	494,969

		5,684,766

Distributors (0.0%)†
Genuine Parts Co.
1.750%, 2/1/25	130,000	119,964
1.875%, 11/1/30	285,000	209,681

		329,645

Diversified Consumer Services (0.0%)†
Leland Stanford Junior
University (The)
1.289%, 6/1/27	35,000	30,086
Yale University
Series 2020
0.873%, 4/15/25	500,000	457,380
1.482%, 4/15/30	500,000	398,331

		885,797

Hotels, Restaurants & Leisure (0.4%)
Booking Holdings, Inc.
3.650%, 3/15/25	600,000	581,907
3.600%, 6/1/26	500,000	474,144
4.625%, 4/13/30	1,500,000	1,412,749
Expedia Group, Inc.
4.625%, 8/1/27	840,000	787,508
3.250%, 2/15/30	1,500,000	1,234,274
2.950%, 3/15/31(x)	185,000	141,781
Hyatt Hotels Corp.
1.300%, 10/1/23	165,000	158,683
1.800%, 10/1/24	235,000	220,513
4.850%, 3/15/26	250,000	243,898
4.375%, 9/15/28	950,000	853,952
Marriott International, Inc.
3.600%, 4/15/24	350,000	342,026
5.000%, 10/15/27	165,000	159,990
Series AA
4.650%, 12/1/28	500,000	466,541
Series FF
4.625%, 6/15/30	725,000	655,381
Series R
3.125%, 6/15/26	500,000	460,762
Series X
4.000%, 4/15/28	500,000	451,585
Series Z
4.150%, 12/1/23	500,000	496,276
McDonald’s Corp.
3.250%, 6/10/24(x)	1,000,000	977,001
3.375%, 5/26/25	750,000	721,328
1.450%, 9/1/25	200,000	181,742
3.700%, 1/30/26	1,500,000	1,448,897
3.500%, 3/1/27	775,000	731,307
3.800%, 4/1/28	1,100,000	1,032,852
2.625%, 9/1/29	290,000	247,846
2.125%, 3/1/30	220,000	179,292
4.600%, 9/9/32	350,000	335,956
Starbucks Corp.
3.850%, 10/1/23	850,000	843,772
3.800%, 8/15/25	700,000	678,844
2.450%, 6/15/26(x)	500,000	460,068
2.000%, 3/12/27	350,000	307,317
3.500%, 3/1/28(x)	750,000	694,613
4.000%, 11/15/28	800,000	751,111
2.250%, 3/12/30	350,000	283,897
3.000%, 2/14/32(x)	220,000	182,790

		19,200,603

Household Durables (0.1%)
DR Horton, Inc.
2.500%, 10/15/24	1,250,000	1,182,890

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.600%, 10/15/25	$350,000	$320,432
1.300%, 10/15/26	275,000	231,013
1.400%, 10/15/27(x)	750,000	606,120
Leggett & Platt, Inc.
3.800%, 11/15/24	300,000	291,017
3.500%, 11/15/27	500,000	448,112
4.400%, 3/15/29	350,000	325,869
Mohawk Industries, Inc.
3.625%, 5/15/30(x)	350,000	291,003
NVR, Inc.
3.000%, 5/15/30	1,320,000	1,075,637
PulteGroup, Inc.
5.000%, 1/15/27	1,000,000	973,920
Whirlpool Corp.
3.700%, 5/1/25(x)	500,000	483,608
4.750%, 2/26/29	150,000	140,669
4.700%, 5/14/32(x)	285,000	260,124

		6,630,414

Internet & Direct Marketing Retail (0.4%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	1,780,000	1,598,636
2.125%, 2/9/31	490,000	377,055
Amazon.com, Inc.
2.730%, 4/13/24(x)	500,000	488,212
0.450%, 5/12/24	580,000	543,372
2.800%, 8/22/24	375,000	364,034
3.000%, 4/13/25	750,000	722,852
0.800%, 6/3/25	500,000	453,651
5.200%, 12/3/25(x)	500,000	507,509
1.000%, 5/12/26	1,300,000	1,139,862
3.300%, 4/13/27	1,300,000	1,229,312
1.200%, 6/3/27	340,000	290,827
3.150%, 8/22/27(x)	4,000,000	3,735,718
1.650%, 5/12/28(x)	1,200,000	1,019,950
3.450%, 4/13/29	750,000	695,049
1.500%, 6/3/30	625,000	490,843
2.100%, 5/12/31	1,400,000	1,140,020
3.600%, 4/13/32(x)	1,650,000	1,498,553
eBay, Inc.
1.900%, 3/11/25(x)	525,000	487,856
1.400%, 5/10/26	1,000,000	876,272
3.600%, 6/5/27(x)	750,000	694,658
2.700%, 3/11/30(x)	700,000	569,592
2.600%, 5/10/31(x)	1,000,000	779,758
JD.com, Inc.
3.875%, 4/29/26	500,000	474,625
3.375%, 1/14/30(x)	320,000	276,295

		20,454,511

Leisure Products (0.0%)†
Hasbro, Inc.
3.000%, 11/19/24	350,000	334,860
3.550%, 11/19/26	250,000	230,753
3.500%, 9/15/27	290,000	263,548
3.900%, 11/19/29	500,000	438,761

		1,267,922

Multiline Retail (0.1%)
Dollar General Corp.
4.250%, 9/20/24(x)	175,000	172,946
4.150%, 11/1/25	125,000	121,334
3.875%, 4/15/27(x)	500,000	472,242
4.625%, 11/1/27	400,000	389,502
Dollar Tree, Inc.
4.000%, 5/15/25	2,000,000	1,938,967
2.650%, 12/1/31	500,000	391,359
Target Corp.
2.500%, 4/15/26	2,000,000	1,854,795
1.950%, 1/15/27	400,000	360,050
3.375%, 4/15/29(x)	750,000	687,040
4.500%, 9/15/32	500,000	476,286

		6,864,521

Specialty Retail (0.4%)
Advance Auto Parts, Inc.
1.750%, 10/1/27(x)	75,000	61,544
3.500%, 3/15/32	205,000	163,432
AutoNation, Inc.
3.500%, 11/15/24	400,000	385,191
4.500%, 10/1/25	215,000	207,748
3.800%, 11/15/27(x)	500,000	442,667
1.950%, 8/1/28	225,000	178,590
2.400%, 8/1/31(x)	150,000	107,037
3.850%, 3/1/32	300,000	238,819
AutoZone, Inc.
3.125%, 4/18/24	500,000	487,055
3.250%, 4/15/25	333,000	316,626
3.125%, 4/21/26(x)	125,000	117,009
3.750%, 4/18/29(x)	500,000	449,616
4.750%, 8/1/32	330,000	308,714
Best Buy Co., Inc.
4.450%, 10/1/28(x)	1,000,000	936,909
1.950%, 10/1/30	375,000	281,957
Home Depot, Inc. (The)
3.750%, 2/15/24	1,000,000	988,533
2.700%, 4/15/25	270,000	257,607
3.350%, 9/15/25	490,000	472,726
4.000%, 9/15/25	145,000	142,575
3.000%, 4/1/26	750,000	707,894
2.125%, 9/15/26	625,000	564,724
2.875%, 4/15/27(x)	335,000	309,945
2.800%, 9/14/27(x)	750,000	686,582
0.900%, 3/15/28(x)	700,000	569,370
3.900%, 12/6/28	290,000	275,024
2.950%, 6/15/29	455,000	399,568
3.250%, 4/15/32	435,000	377,969
4.500%, 9/15/32	440,000	421,571
Lowe’s Cos., Inc.
3.125%, 9/15/24	500,000	484,652
4.400%, 9/8/25	140,000	138,120
3.375%, 9/15/25	510,000	486,826
2.500%, 4/15/26	750,000	690,670
3.350%, 4/1/27	180,000	166,894
3.100%, 5/3/27(x)	750,000	688,007
1.300%, 4/15/28(x)	655,000	530,041
1.700%, 9/15/28	250,000	204,170
3.650%, 4/5/29	680,000	614,180
1.700%, 10/15/30(x)	655,000	497,168
2.625%, 4/1/31(x)	1,750,000	1,402,771
3.750%, 4/1/32	500,000	433,768
5.000%, 4/15/33	415,000	392,453
O’Reilly Automotive, Inc.
3.550%, 3/15/26	500,000	477,710
4.350%, 6/1/28	800,000	759,161
4.700%, 6/15/32(x)	250,000	234,174
Ross Stores, Inc.
0.875%, 4/15/26	1,400,000	1,204,192
TJX Cos., Inc. (The)
2.250%, 9/15/26	500,000	455,492
1.150%, 5/15/28	300,000	244,738
Tractor Supply Co.
1.750%, 11/1/30	280,000	210,667

		21,172,856

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.375%, 11/1/26(x)	1,000,000	911,604
2.850%, 3/27/30	1,000,000	868,204
PVH Corp.
4.625%, 7/10/25	145,000	138,650

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Ralph Lauren Corp.
3.750%, 9/15/25	$350,000	$339,602
2.950%, 6/15/30	130,000	109,475
VF Corp.
2.950%, 4/23/30	2,000,000	1,647,546

		4,015,081

Total Consumer Discretionary		89,747,952

Consumer Staples (1.9%)
Beverages (0.6%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	1,345,000	1,275,352
4.750%, 1/23/29	3,470,000	3,368,245
Brown-Forman Corp.
3.500%, 4/15/25	210,000	203,113
Coca-Cola Co. (The)
1.750%, 9/6/24(x)	750,000	714,481
2.900%, 5/25/27	500,000	464,065
1.450%, 6/1/27	300,000	260,594
1.500%, 3/5/28	730,000	619,746
1.000%, 3/15/28(x)	440,000	362,217
2.125%, 9/6/29(x)	750,000	630,153
1.650%, 6/1/30	2,010,000	1,597,871
2.000%, 3/5/31	835,000	671,982
Coca-Cola Consolidated, Inc.
3.800%, 11/25/25	250,000	239,592
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	1,295,000	1,107,225
Constellation Brands, Inc.
3.600%, 5/9/24	250,000	244,779
4.400%, 11/15/25	335,000	328,376
3.700%, 12/6/26	750,000	704,548
3.500%, 5/9/27	300,000	278,035
4.350%, 5/9/27	500,000	480,073
4.650%, 11/15/28	310,000	292,948
3.150%, 8/1/29	750,000	643,375
2.250%, 8/1/31	475,000	363,623
4.750%, 5/9/32	500,000	466,214
Diageo Capital plc
2.125%, 10/24/24	500,000	473,696
1.375%, 9/29/25	245,000	221,345
3.875%, 5/18/28	400,000	376,515
2.375%, 10/24/29	410,000	342,918
2.000%, 4/29/30	245,000	196,291
Keurig Dr Pepper, Inc.
3.130%, 12/15/23	500,000	490,920
0.750%, 3/15/24	250,000	235,560
4.417%, 5/25/25(x)	1,100,000	1,084,171
2.550%, 9/15/26	200,000	180,840
4.597%, 5/25/28(x)	1,000,000	960,953
3.950%, 4/15/29(x)	500,000	456,614
2.250%, 3/15/31(x)	210,000	163,700
4.050%, 4/15/32(x)	335,000	294,509
Molson Coors Beverage Co.
3.000%, 7/15/26	680,000	622,676
PepsiCo, Inc.
0.400%, 10/7/23(x)	265,000	255,023
3.600%, 3/1/24(x)	1,000,000	984,826
2.250%, 3/19/25	350,000	331,449
3.500%, 7/17/25	750,000	731,134
2.850%, 2/24/26	300,000	282,718
2.375%, 10/6/26(x)	670,000	614,459
2.625%, 3/19/27(x)	350,000	320,718
3.000%, 10/15/27(x)	750,000	692,251
3.600%, 2/18/28	500,000	474,250
2.625%, 7/29/29(x)	375,000	325,597
2.750%, 3/19/30	350,000	303,016
1.625%, 5/1/30	190,000	151,517
1.950%, 10/21/31(x)	3,130,000	2,483,100
3.900%, 7/18/32	200,000	185,172

		29,552,545

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.
3.000%, 5/18/27(x)	2,500,000	2,337,242
Kroger Co. (The)
4.000%, 2/1/24	190,000	187,907
2.650%, 10/15/26	600,000	546,470
4.500%, 1/15/29(x)	350,000	331,918
1.700%, 1/15/31	625,000	469,331
Sysco Corp.
2.400%, 2/15/30	115,000	93,268
5.950%, 4/1/30	2,000,000	2,022,135
2.450%, 12/14/31	180,000	140,541
Walgreens Boots Alliance, Inc.
0.950%, 11/17/23	500,000	479,122
3.450%, 6/1/26(x)	1,500,000	1,410,163
Walmart, Inc.
3.300%, 4/22/24	2,000,000	1,965,180
2.850%, 7/8/24	585,000	569,211
2.650%, 12/15/24	975,000	938,732
3.550%, 6/26/25	1,200,000	1,170,592
3.900%, 9/9/25	450,000	442,512
3.050%, 7/8/26(x)	415,000	396,616
1.050%, 9/17/26(x)	500,000	436,211
3.950%, 9/9/27(x)	440,000	428,254
1.500%, 9/22/28	475,000	396,970
2.375%, 9/24/29	19,000	16,346
1.800%, 9/22/31(x)	210,000	167,165
4.150%, 9/9/32	470,000	450,816

		15,396,702

Food Products (0.5%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	500,000	459,009
2.900%, 3/1/32	340,000	288,287
Bunge Ltd. Finance Corp.
1.630%, 8/17/25	500,000	449,598
3.250%, 8/15/26	215,000	200,571
3.750%, 9/25/27	225,000	205,692
2.750%, 5/14/31	750,000	591,367
Campbell Soup Co.
3.950%, 3/15/25	750,000	727,644
3.300%, 3/19/25(x)	450,000	429,970
4.150%, 3/15/28	1,000,000	935,467
Conagra Brands, Inc.
4.300%, 5/1/24	300,000	295,229
4.600%, 11/1/25	535,000	520,599
4.850%, 11/1/28	885,000	835,587
Flowers Foods, Inc.
3.500%, 10/1/26(x)	535,000	498,240
2.400%, 3/15/31	160,000	125,682
General Mills, Inc.
4.000%, 4/17/25	500,000	488,069
4.200%, 4/17/28	375,000	358,056
2.250%, 10/14/31	875,000	685,355
Hershey Co. (The)
2.050%, 11/15/24	200,000	189,895
0.900%, 6/1/25	215,000	194,888
3.200%, 8/21/25(x)	300,000	287,585
2.300%, 8/15/26	500,000	456,079
2.450%, 11/15/29	200,000	169,972
1.700%, 6/1/30	390,000	308,674

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Hormel Foods Corp.
0.650%, 6/3/24	$260,000	$243,435
1.700%, 6/3/28	535,000	454,591
1.800%, 6/11/30	415,000	332,802
Ingredion, Inc.
3.200%, 10/1/26	200,000	184,401
J M Smucker Co. (The)
3.500%, 3/15/25	720,000	693,737
3.375%, 12/15/27	850,000	775,451
2.375%, 3/15/30	185,000	148,657
JBS USA LUX SA
5.125%, 2/1/28§	2,500,000	2,341,672
Kellogg Co.
2.650%, 12/1/23(x)	917,000	895,272
3.400%, 11/15/27(x)	650,000	598,079
4.300%, 5/15/28	500,000	475,316
McCormick & Co., Inc.
3.150%, 8/15/24	500,000	482,216
0.900%, 2/15/26	235,000	203,663
3.400%, 8/15/27(x)	750,000	689,629
1.850%, 2/15/31(x)	165,000	122,905
Mead Johnson Nutrition Co.
4.125%, 11/15/25	610,000	593,507
Mondelez International, Inc.
2.125%, 3/17/24	135,000	129,799
1.500%, 5/4/25	290,000	265,340
2.625%, 3/17/27	400,000	359,253
2.750%, 4/13/30	2,835,000	2,350,199
3.000%, 3/17/32(x)	400,000	327,769
Tyson Foods, Inc.
4.000%, 3/1/26	250,000	239,766
3.550%, 6/2/27	975,000	901,565
4.350%, 3/1/29	325,000	307,009
Unilever Capital Corp.
3.250%, 3/7/24	585,000	574,181
2.600%, 5/5/24	930,000	903,626
0.626%, 8/12/24	240,000	224,011
3.375%, 3/22/25(x)	500,000	483,909
3.100%, 7/30/25	300,000	286,957
2.000%, 7/28/26	250,000	226,593
3.500%, 3/22/28	1,000,000	934,101
2.125%, 9/6/29	500,000	418,263
1.375%, 9/14/30	210,000	161,389
1.750%, 8/12/31(x)	345,000	266,355

		28,296,933

Household Products (0.2%)
Church & Dwight Co., Inc.
2.300%, 12/15/31(x)	210,000	165,097
Clorox Co. (The)
3.100%, 10/1/27	500,000	456,663
3.900%, 5/15/28	500,000	471,053
4.400%, 5/1/29(x)	500,000	473,883
1.800%, 5/15/30	140,000	107,887
4.600%, 5/1/32	500,000	466,407
Colgate-Palmolive Co.
3.250%, 3/15/24(x)	500,000	492,468
3.100%, 8/15/25(x)	125,000	120,871
3.100%, 8/15/27	250,000	234,816
Kimberly-Clark Corp.
3.050%, 8/15/25(x)	300,000	286,769
2.750%, 2/15/26(x)	250,000	234,482
1.050%, 9/15/27	250,000	210,676
3.950%, 11/1/28	375,000	355,180
3.200%, 4/25/29	750,000	675,207
2.000%, 11/2/31(x)	750,000	589,200
Procter & Gamble Co. (The)
0.550%, 10/29/25	500,000	446,045
1.000%, 4/23/26	350,000	311,060
2.450%, 11/3/26	500,000	465,210
1.900%, 2/1/27	600,000	543,518
2.850%, 8/11/27	1,000,000	924,706
1.200%, 10/29/30	500,000	385,836
1.950%, 4/23/31	1,000,000	811,734
2.300%, 2/1/32(x)	600,000	498,237

		9,727,005

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24	150,000	142,827
3.150%, 3/15/27	500,000	467,342
1.950%, 3/15/31	585,000	466,278
GSK Consumer Healthcare Capital UK plc
3.125%, 3/24/25§	750,000	707,471
GSK Consumer Healthcare Capital US LLC
3.024%, 3/24/24§	250,000	241,650
3.375%, 3/24/27§	550,000	498,958
3.375%, 3/24/29§	500,000	438,248
3.625%, 3/24/32§	610,000	518,635

		3,481,409

Tobacco (0.2%)
Altria Group, Inc.
2.350%, 5/6/25	385,000	356,682
4.400%, 2/14/26	195,000	188,102
2.625%, 9/16/26(x)	430,000	387,939
3.400%, 5/6/30	2,240,000	1,814,784
BAT Capital Corp.
2.789%, 9/6/24	525,000	499,412
3.215%, 9/6/26	750,000	672,558
3.557%, 8/15/27	1,250,000	1,097,271
2.259%, 3/25/28	350,000	279,813
3.462%, 9/6/29	750,000	610,584
4.906%, 4/2/30	1,500,000	1,312,682
4.742%, 3/16/32	500,000	417,922
BAT International Finance plc
1.668%, 3/25/26	350,000	302,692
4.448%, 3/16/28	500,000	445,529
Philip Morris International, Inc.
3.600%, 11/15/23(x)	600,000	592,871
2.875%, 5/1/24	500,000	484,835
3.250%, 11/10/24	500,000	483,767
1.500%, 5/1/25	205,000	187,662
3.375%, 8/11/25(x)	250,000	238,718
0.875%, 5/1/26	300,000	257,670
3.125%, 8/17/27	1,000,000	913,805
2.100%, 5/1/30	120,000	90,967
1.750%, 11/1/30	300,000	218,193
Reynolds American, Inc.
4.450%, 6/12/25	2,035,000	1,967,594

		13,822,052

Total Consumer Staples		100,276,646

Energy (2.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
1.231%, 12/15/23	205,000	196,618
2.061%, 12/15/26(x)	500,000	439,093
3.337%, 12/15/27	1,250,000	1,122,947

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.138%, 11/7/29	$215,000	$181,966
4.486%, 5/1/30	145,000	133,514
Halliburton Co.
3.800%, 11/15/25	38,000	36,568
2.920%, 3/1/30	2,000,000	1,664,303
Helmerich & Payne, Inc.
2.900%, 9/29/31	105,000	82,067
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25	125,000	113,193
Schlumberger Investment SA
2.650%, 6/26/30	1,350,000	1,118,501

		5,088,770

Oil, Gas & Consumable Fuels (1.9%)
Boardwalk Pipelines LP
4.950%, 12/15/24	500,000	493,692
5.950%, 6/1/26	250,000	251,695
4.800%, 5/3/29	415,000	382,032
BP Capital Markets America, Inc.
3.410%, 2/11/26	750,000	713,173
3.119%, 5/4/26	500,000	467,017
4.234%, 11/6/28	1,250,000	1,177,645
1.749%, 8/10/30(x)	3,300,000	2,560,406
2.721%, 1/12/32	625,000	507,207
BP Capital Markets plc
3.279%, 9/19/27	3,250,000	2,980,405
Canadian Natural Resources Ltd.
3.800%, 4/15/24	64,000	62,583
2.050%, 7/15/25(x)	350,000	318,629
3.850%, 6/1/27	1,300,000	1,195,830
2.950%, 7/15/30	350,000	287,414
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	2,500,000	2,418,478
Chevron Corp.
2.954%, 5/16/26	1,500,000	1,411,485
1.995%, 5/11/27	250,000	221,265
2.236%, 5/11/30	1,325,000	1,099,267
Chevron USA, Inc.
0.687%, 8/12/25(x)	665,000	594,076
1.018%, 8/12/27(x)	310,000	259,173
CNOOC Finance 2013 Ltd.
2.875%, 9/30/29	600,000	532,987
CNOOC Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,090,237
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	1,600,000	1,548,300
4.375%, 5/2/28	200,000	194,662
Columbia Pipeline Group, Inc.
4.500%, 6/1/25	400,000	391,817
ConocoPhillips Co.
2.125%, 3/8/24	1,800,000	1,738,988
2.400%, 3/7/25	1,800,000	1,700,091
Coterra Energy, Inc.
4.375%, 3/15/29§	350,000	321,196
Devon Energy Corp.
5.850%, 12/15/25	500,000	505,062
Diamondback Energy, Inc.
3.250%, 12/1/26	765,000	704,753
Enbridge, Inc.
0.550%, 10/4/23	200,000	190,764
2.150%, 2/16/24	220,000	211,436
3.500%, 6/10/24	1,000,000	973,760
2.500%, 1/15/25	350,000	328,986
2.500%, 2/14/25(x)	205,000	191,836
1.600%, 10/4/26	270,000	233,458
4.250%, 12/1/26	500,000	476,160
3.700%, 7/15/27	1,250,000	1,157,053
3.125%, 11/15/29	750,000	641,400
Energy Transfer LP
4.500%, 4/15/24	250,000	246,431
3.900%, 5/15/24(e)	750,000	732,753
2.900%, 5/15/25	770,000	714,537
5.950%, 12/1/25	250,000	249,742
4.750%, 1/15/26	1,250,000	1,206,213
3.900%, 7/15/26	500,000	466,549
4.950%, 5/15/28	300,000	279,893
4.950%, 6/15/28	375,000	349,717
5.250%, 4/15/29	1,000,000	940,793
4.150%, 9/15/29(x)	750,000	655,291
Enterprise Products Operating LLC
3.750%, 2/15/25	1,415,000	1,370,361
4.150%, 10/16/28	600,000	558,349
3.125%, 7/31/29	750,000	645,723
2.800%, 1/31/30	755,000	630,030
(ICE LIBOR USD 3 Month + 2.57%), 5.375%, 2/15/78(k)	500,000	382,840
Series E (ICE LIBOR USD 3 Month + 3.03%), 5.250%, 8/16/77(k)(x)	750,000	626,372
EOG Resources, Inc.
3.150%, 4/1/25	2,000,000	1,921,863
4.150%, 1/15/26	500,000	487,137
EQT Corp.
5.678%, 10/1/25	240,000	238,286
5.700%, 4/1/28	375,000	368,678
Equinor ASA
2.650%, 1/15/24	500,000	486,897
3.700%, 3/1/24	1,000,000	984,972
3.250%, 11/10/24	600,000	582,962
1.750%, 1/22/26	415,000	373,625
3.625%, 9/10/28(x)	600,000	559,012
2.375%, 5/22/30	375,000	310,577
Exxon Mobil Corp.
2.709%, 3/6/25	1,000,000	956,780
3.043%, 3/1/26	2,025,000	1,914,418
2.275%, 8/16/26(x)	500,000	455,449
2.440%, 8/16/29(x)	750,000	643,810
3.482%, 3/19/30	5,000,000	4,537,446
HF Sinclair Corp.
5.875%, 4/1/26§	250,000	244,215
Kinder Morgan Energy Partners LP
4.250%, 9/1/24	750,000	738,596
Kinder Morgan, Inc.
1.750%, 11/15/26	1,715,000	1,484,597
4.300%, 3/1/28	1,250,000	1,169,028
Magellan Midstream Partners LP
5.000%, 3/1/26(x)	250,000	246,165
3.250%, 6/1/30	250,000	210,571
Marathon Oil Corp.
4.400%, 7/15/27	750,000	699,875
Marathon Petroleum Corp.
4.700%, 5/1/25	1,000,000	983,035
5.125%, 12/15/26	2,000,000	1,970,739
3.800%, 4/1/28	300,000	268,605
MPLX LP
4.875%, 12/1/24	1,000,000	987,890
4.000%, 2/15/25(x)	300,000	289,345

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.875%, 6/1/25	$1,500,000	$1,472,902
1.750%, 3/1/26	350,000	306,740
4.125%, 3/1/27	2,085,000	1,942,461
2.650%, 8/15/30	455,000	356,807
ONEOK, Inc.
2.750%, 9/1/24	350,000	333,481
2.200%, 9/15/25(x)	350,000	317,339
5.850%, 1/15/26	160,000	160,531
4.000%, 7/13/27	225,000	206,907
4.350%, 3/15/29	500,000	447,942
3.400%, 9/1/29	500,000	418,718
3.100%, 3/15/30	350,000	284,007
Phillips 66
0.900%, 2/15/24(x)	250,000	237,103
3.850%, 4/9/25	500,000	484,475
1.300%, 2/15/26	140,000	122,523
3.900%, 3/15/28(x)	500,000	459,051
Phillips 66 Co.
3.550%, 10/1/26§	300,000	278,900
Pioneer Natural Resources Co.
1.125%, 1/15/26	350,000	305,288
1.900%, 8/15/30	1,000,000	766,167
2.150%, 1/15/31	260,000	200,143
Plains All American Pipeline LP
3.850%, 10/15/23	250,000	246,348
4.500%, 12/15/26	500,000	472,705
3.550%, 12/15/29	2,500,000	2,091,144
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	1,215,000	1,213,093
5.000%, 3/15/27	3,000,000	2,881,662
4.500%, 5/15/30	1,225,000	1,113,790
Spectra Energy Partners LP
3.500%, 3/15/25	1,000,000	956,677
3.375%, 10/15/26	315,000	290,253
Targa Resources Corp.
5.200%, 7/1/27	1,040,000	999,474
TC PipeLines LP
3.900%, 5/25/27	200,000	186,896
TotalEnergies Capital International SA
3.750%, 4/10/24	2,000,000	1,974,664
2.434%, 1/10/25(x)	500,000	474,109
3.455%, 2/19/29	750,000	684,227
TotalEnergies Capital SA
3.883%, 10/11/28(x)	250,000	233,436
TransCanada PipeLines Ltd.
1.000%, 10/12/24(x)	455,000	419,302
4.875%, 1/15/26	550,000	539,152
4.250%, 5/15/28	1,750,000	1,624,783
2.500%, 10/12/31	625,000	483,055
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	457,410
3.250%, 5/15/30	250,000	210,343
Valero Energy Corp.
2.150%, 9/15/27	750,000	647,818
4.350%, 6/1/28	240,000	230,435
4.000%, 4/1/29	765,000	701,409
Valero Energy Partners LP
4.500%, 3/15/28	500,000	472,269
Williams Cos., Inc. (The)
4.500%, 11/15/23	1,000,000	990,194
4.550%, 6/24/24	1,270,000	1,256,188
3.750%, 6/15/27	500,000	460,136
2.600%, 3/15/31	1,165,000	915,242
4.650%, 8/15/32(x)	750,000	685,441

		97,717,725

Total Energy		102,806,495

Financials (15.4%)
Banks (9.1%)
Australia & New Zealand Banking Group Ltd.
3.700%, 11/16/25	1,000,000	963,418
Banco Bilbao Vizcaya Argentaria SA
1.125%, 9/18/25	800,000	705,480
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26(k)	600,000	586,326
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.70%), 6.138%, 9/14/28(k)	600,000	578,715
Banco Santander SA
3.892%, 5/24/24	600,000	584,589
2.706%, 6/27/24	800,000	763,237
3.496%, 3/24/25	600,000	571,381
2.746%, 5/28/25	200,000	182,967
5.147%, 8/18/25	460,000	446,869
1.849%, 3/25/26	600,000	518,826
4.250%, 4/11/27	1,000,000	919,404
5.294%, 8/18/27(x)	435,000	410,433
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.722%, 9/14/27(k)	485,000	401,349
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)	200,000	180,627
4.379%, 4/12/28	1,200,000	1,067,153
3.306%, 6/27/29	800,000	679,770
3.490%, 5/28/30	200,000	161,120
2.749%, 12/3/30	1,745,000	1,251,377
2.958%, 3/25/31	480,000	364,806
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32(k)	600,000	427,674
Bank of America Corp.
4.125%, 1/22/24	1,200,000	1,190,812
4.200%, 8/26/24	625,000	613,028
(SOFR + 0.74%), 0.810%, 10/24/24(k)	1,500,000	1,426,205
4.000%, 1/22/25	1,000,000	968,085
(SOFR + 0.67%), 1.843%, 2/4/25(k)	800,000	760,812
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25(k)	1,500,000	1,452,261
(SOFR + 0.69%), 0.976%, 4/22/25(k)	1,500,000	1,395,047
(SOFR + 1.11%), 3.841%, 4/25/25(k)	1,000,000	968,606
3.875%, 8/1/25	2,000,000	1,943,187
(SOFR + 0.91%), 0.981%, 9/25/25(k)	750,000	683,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25(k)	$1,150,000	$1,093,592
(ICE LIBOR USD 3 Month + 0.87%), 2.456%, 10/22/25(k)	1,000,000	936,573
(SOFR + 0.65%), 1.530%, 12/6/25(k)	2,500,000	2,287,612
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26(k)	4,750,000	4,501,912
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26(k)	1,000,000	914,297
4.450%, 3/3/26	655,000	631,246
(SOFR + 1.33%), 3.384%, 4/2/26(k)	750,000	713,887
(SOFR + 1.15%), 1.319%, 6/19/26(k)	1,750,000	1,551,858
(SOFR + 1.75%), 4.827%, 7/22/26(k)	1,000,000	985,206
(SOFR + 1.01%), 1.197%, 10/24/26(k)	1,500,000	1,306,764
(ICE LIBOR USD 3 Month + 1.06%), 3.559%, 4/23/27(k)	1,500,000	1,383,931
(SOFR + 0.96%), 1.734%, 7/22/27(k)	2,410,000	2,064,677
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	1,000,000	918,763
(SOFR + 1.05%), 2.551%, 2/4/28(k)	800,000	697,067
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)	1,500,000	1,365,224
(SOFR + 1.58%), 4.376%, 4/27/28(k)	1,250,000	1,169,490
(SOFR + 2.04%), 4.948%, 7/22/28(k)	1,000,000	964,818
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	4,450,000	3,935,741
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29(k)	2,000,000	1,806,860
(SOFR + 1.06%), 2.087%, 6/14/29(k)	2,150,000	1,740,176
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)	2,250,000	2,054,866
(ICE LIBOR USD 3 Month + 1.18%), 3.194%, 7/23/30(k)	1,300,000	1,093,292
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31(k)	3,500,000	2,787,530
(SOFR + 1.53%), 1.898%, 7/23/31(k)	1,000,000	743,634
(SOFR + 1.37%), 1.922%, 10/24/31(k)	1,500,000	1,107,981
(SOFR + 1.32%), 2.687%, 4/22/32(k)	2,000,000	1,560,784
(SOFR + 1.22%), 2.299%, 7/21/32(k)	1,500,000	1,118,733
(SOFR + 1.21%), 2.572%, 10/20/32(k)	1,350,000	1,028,749
(SOFR + 1.33%), 2.972%, 2/4/33(k)	490,000	385,972
(SOFR + 1.83%), 4.571%, 4/27/33(k)	1,000,000	894,405
(SOFR + 2.16%), 5.015%, 7/22/33(k)	1,000,000	926,966
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	1,750,000	1,264,323
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37(k)	1,400,000	1,133,204
Series L 3.950%, 4/21/25	2,450,000	2,360,088
Series N (SOFR + 0.91%), 1.658%, 3/11/27(k)	750,000	650,611
(SOFR + 1.22%), 2.651%, 3/11/32(k)	500,000	390,000
Bank of Montreal
0.450%, 12/8/23	1,785,000	1,695,987
2.150%, 3/8/24	400,000	384,817
2.500%, 6/28/24(x)	500,000	479,261
0.625%, 7/9/24(x)	535,000	495,660
1.500%, 1/10/25	435,000	400,353
3.700%, 6/7/25	405,000	389,678
1.250%, 9/15/26(x)	500,000	428,790
(SOFR + 0.60%), 0.949%, 1/22/27(k)	1,200,000	1,041,547
2.650%, 3/8/27	265,000	236,956
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.088%, 1/10/37(k)	750,000	563,273
Series E 3.300%, 2/5/24	1,000,000	979,456
Series H
4.250%, 9/14/24(x)	500,000	492,673
4.700%, 9/14/27(x)	500,000	483,389
Bank of Nova Scotia (The)
3.400%, 2/11/24	750,000	734,376
2.440%, 3/11/24(x)	500,000	482,284
0.700%, 4/15/24	500,000	468,292
0.650%, 7/31/24(x)	340,000	313,529
1.450%, 1/10/25	185,000	169,737
2.200%, 2/3/25(x)	750,000	700,809
3.450%, 4/11/25	300,000	287,047
1.300%, 6/11/25	750,000	675,385
1.050%, 3/2/26	750,000	653,457
1.350%, 6/24/26(x)	500,000	437,234
2.700%, 8/3/26(x)	750,000	682,651
1.300%, 9/15/26	500,000	429,123
1.950%, 2/2/27	175,000	152,608
2.951%, 3/11/27	500,000	453,850
2.150%, 8/1/31	500,000	376,321
2.450%, 2/2/32	250,000	190,729
Series 2 (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.625%, 10/27/81(k)	2,250,000	1,638,799
BankUnited, Inc.
5.125%, 6/11/30(x)	750,000	698,098

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.007%, 12/10/24(k)	$385,000	$362,814
3.650%, 3/16/25	1,750,000	1,658,781
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25(k)	750,000	721,224
4.375%, 1/12/26	1,500,000	1,415,341
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.304%, 8/9/26(k)	925,000	889,251
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.279%, 11/24/27(k)	735,000	616,074
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.501%, 8/9/28(k)	690,000	647,936
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29(k)	1,000,000	900,735
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30(k)	2,000,000	1,744,266
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)	1,000,000	731,474
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32(k)	675,000	488,227
BNP Paribas SA
4.250%, 10/15/24	1,000,000	976,173
Canadian Imperial Bank of Commerce
0.500%, 12/14/23(x)	500,000	475,261
3.100%, 4/2/24(x)	750,000	730,972
1.000%, 10/18/24	570,000	525,950
2.250%, 1/28/25	750,000	703,144
3.300%, 4/7/25	175,000	167,198
3.945%, 8/4/25	500,000	482,452
0.950%, 10/23/25	130,000	114,723
1.250%, 6/22/26(x)	750,000	648,681
3.450%, 4/7/27(x)	225,000	208,544
3.600%, 4/7/32	225,000	190,847
Citigroup, Inc.
3.750%, 6/16/24	500,000	492,723
4.000%, 8/5/24	2,500,000	2,447,501
3.875%, 3/26/25	500,000	477,709
(ICE LIBOR USD 3 Month + 0.90%), 3.352%, 4/24/25(k)	1,500,000	1,446,285
3.300%, 4/27/25	1,000,000	951,624
(SOFR + 0.67%), 0.981%, 5/1/25(k)	750,000	695,233
(SOFR + 1.37%), 4.140%, 5/24/25(k)	645,000	628,399
4.400%, 6/10/25	650,000	630,701
(SOFR + 0.53%), 1.281%, 11/3/25(k)	375,000	342,641
(SOFR + 0.69%), 2.014%, 1/25/26(k)	855,000	790,527
4.600%, 3/9/26	595,000	573,944
(SOFR + 1.53%), 3.290%, 3/17/26(k)	1,500,000	1,417,311
(SOFR + 2.84%), 3.106%, 4/8/26(k)	2,500,000	2,343,505
3.400%, 5/1/26	2,500,000	2,337,630
(United States SOFR Compounded Index + 1.55%), 5.610%, 9/29/26(k)	750,000	746,145
3.200%, 10/21/26	3,250,000	2,982,028
(SOFR + 0.77%), 1.122%, 1/28/27(k)	1,250,000	1,070,766
(SOFR + 0.77%), 1.462%, 6/9/27(k)	1,375,000	1,170,380
4.450%, 9/29/27	1,250,000	1,160,824
(SOFR + 1.28%), 3.070%, 2/24/28(k)	1,000,000	898,569
(SOFR + 1.89%), 4.658%, 5/24/28(k)(x)	715,000	678,199
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)	3,000,000	2,716,002
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28(k)	2,500,000	2,233,901
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)	2,000,000	1,810,860
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)	1,750,000	1,553,600
(SOFR + 1.42%), 2.976%, 11/5/30(k)	1,250,000	1,025,859
(SOFR + 1.15%), 2.666%, 1/29/31(k)	1,500,000	1,198,522
(SOFR + 2.11%), 2.572%, 6/3/31(k)	2,000,000	1,574,173
(SOFR + 1.17%), 2.561%, 5/1/32(k)	835,000	640,347
(SOFR + 1.18%), 2.520%, 11/3/32(k)	895,000	677,136
(SOFR + 1.35%), 3.057%, 1/25/33(k)	800,000	632,095
(SOFR + 1.94%), 3.785%, 3/17/33(k)	1,500,000	1,262,163
(SOFR + 2.09%), 4.910%, 5/24/33(k)	500,000	459,973
Citizens Bank NA 2.250%, 4/28/25	400,000	371,226
(SOFR + 1.40%), 4.119%, 5/23/25(k)	500,000	490,808
3.750%, 2/18/26	500,000	479,784
(SOFR + 2.00%), 4.575%, 8/9/28(k)	500,000	477,343
Citizens Financial Group, Inc.
2.850%, 7/27/26	500,000	456,669
2.500%, 2/6/30	150,000	117,115
3.250%, 4/30/30	470,000	382,410
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37(k)	500,000	459,427

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Comerica Bank
2.500%, 7/23/24	$300,000	$287,349
4.000%, 7/27/25	250,000	239,308
(SOFR + 2.61%), 5.332%, 8/25/33(k)	250,000	232,364
Comerica, Inc.
4.000%, 2/1/29	450,000	415,872
Cooperatieve Rabobank UA
0.375%, 1/12/24	405,000	382,896
3.875%, 8/22/24	500,000	490,281
1.375%, 1/10/25	500,000	461,882
3.375%, 5/21/25	1,000,000	960,067
4.375%, 8/4/25	500,000	476,669
3.750%, 7/21/26	815,000	756,683
Discover Bank
2.450%, 9/12/24	750,000	709,705
3.450%, 7/27/26	840,000	765,800
4.650%, 9/13/28	625,000	567,928
2.700%, 2/6/30	250,000	195,575
Fifth Third Bancorp
4.300%, 1/16/24	700,000	692,535
3.650%, 1/25/24	750,000	736,776
2.375%, 1/28/25	250,000	233,967
(SOFR + 0.69%), 1.707%, 11/1/27(k)	310,000	269,154
3.950%, 3/14/28	750,000	700,008
(SOFR + 1.36%), 4.055%, 4/25/28(k)(x)	290,000	270,947
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30(k)	500,000	465,917
(SOFR + 1.66%), 4.337%, 4/25/33(k)	250,000	221,200
Fifth Third Bank NA
3.950%, 7/28/25	645,000	628,560
3.850%, 3/15/26	600,000	565,900
2.250%, 2/1/27	300,000	266,723
First Horizon Corp.
4.000%, 5/26/25	500,000	482,423
HSBC Holdings plc
4.250%, 3/14/24	1,700,000	1,662,581
(SOFR + 0.58%), 1.162%, 11/22/24(k)	1,000,000	945,509
(ICE LIBOR USD 3 Month + 1.21%), 3.803%, 3/11/25(k)	875,000	846,758
(SOFR + 0.71%), 0.976%, 5/24/25(k)	335,000	308,438
4.250%, 8/18/25	1,600,000	1,528,121
(SOFR + 1.40%), 2.633%, 11/7/25(k)	830,000	770,502
(SOFR + 1.51%), 4.180%, 12/9/25(k)	1,000,000	955,324
(SOFR + 1.43%), 2.999%, 3/10/26(k)	875,000	809,240
(SOFR + 1.54%), 1.645%, 4/18/26(k)	2,125,000	1,888,186
(SOFR + 1.93%), 2.099%, 6/4/26(k)	825,000	738,617
4.375%, 11/23/26	1,815,000	1,706,301
(SOFR + 1.29%), 1.589%, 5/24/27(k)	820,000	684,990
(SOFR + 1.10%), 2.251%, 11/22/27(k)	780,000	659,541
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28(k)	1,250,000	1,131,175
(SOFR + 2.11%), 4.755%, 6/9/28(k)	1,000,000	919,458
(SOFR + 2.61%), 5.210%, 8/11/28(k)	495,000	463,463
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)	1,120,000	996,862
(SOFR + 1.29%), 2.206%, 8/17/29(k)	450,000	350,401
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30(k)	1,165,000	983,560
2.848%, 6/4/31	5,715,000	4,373,365
(SOFR + 1.19%), 2.804%, 5/24/32(k)	595,000	436,678
(SOFR + 1.41%), 2.871%, 11/22/32(k)	790,000	580,364
(SOFR + 2.53%), 4.762%, 3/29/33(k)	420,000	345,853
(SOFR + 2.87%), 5.402%, 8/11/33(k)	490,000	434,632
HSBC USA, Inc.
3.500%, 6/23/24	900,000	879,973
Huntington Bancshares, Inc.
2.625%, 8/6/24	500,000	478,630
4.000%, 5/15/25	350,000	340,988
(SOFR + 1.97%),
4.443%, 8/4/28(k)	250,000	234,460
2.550%, 2/4/30	500,000	402,384
(SOFR + 2.05%), 5.023%, 5/17/33(k)(x)	420,000	389,717
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)	500,000	353,012
Huntington National Bank (The)
3.550%, 10/6/23	500,000	494,064
(SOFR + 1.21%), 4.008%, 5/16/25(k)	250,000	246,551
(United States SOFR Compounded Index + 1.65%), 4.552%, 5/17/28(k)	250,000	240,555
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27	500,000	473,580
ING Groep NV
4.100%, 10/2/23	1,500,000	1,480,742
3.550%, 4/9/24	750,000	730,977
(SOFR + 1.64%), 3.869%, 3/28/26(k)	500,000	473,405
3.950%, 3/29/27	1,250,000	1,147,419
(SOFR + 1.01%), 1.726%, 4/1/27(k)	375,000	321,684
(SOFR + 1.83%), 4.017%, 3/28/28(k)	500,000	456,226
4.050%, 4/9/29	560,000	500,367
(SOFR + 1.32%), 2.727%, 4/1/32(k)	265,000	203,874
JPMorgan Chase & Co.
3.875%, 2/1/24	3,000,000	2,969,393
3.625%, 5/13/24(x)	3,000,000	2,952,108
(ICE LIBOR USD 3 Month + 1.00%), 4.023%, 12/5/24(k)	1,250,000	1,229,580
(SOFR + 0.42%), 0.563%, 2/16/25(k)	975,000	910,460

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)	$2,365,000	$2,289,496
(SOFR + 0.54%),
0.824%, 6/1/25(k)	1,345,000	1,246,576
3.845%, 6/14/25	800,000	775,516
(CME Term SOFR 3 Month + 0.58%), 0.969%, 6/23/25(k)	1,750,000	1,619,415
(SOFR + 0.49%), 0.768%, 8/9/25(k)	2,665,000	2,442,362
(SOFR + 1.16%), 2.301%, 10/15/25(k)	1,500,000	1,406,588
(SOFR + 0.61%), 1.561%, 12/10/25(k)	2,000,000	1,834,063
(SOFR + 0.92%), 2.595%, 2/24/26(k)	500,000	468,214
(CME Term SOFR 3 Month + 1.59%), 2.005%, 3/13/26(k)	555,000	508,212
3.300%, 4/1/26	2,000,000	1,876,776
(SOFR + 1.32%), 4.080%, 4/26/26(k)	1,000,000	960,518
3.200%, 6/15/26	1,750,000	1,629,997
(SOFR + 0.80%), 1.045%, 11/19/26(k)	1,250,000	1,082,092
(CME Term SOFR 3 Month + 0.70%), 1.040%, 2/4/27(k)	1,250,000	1,066,855
(SOFR + 0.89%), 1.578%, 4/22/27(k)	1,185,000	1,023,396
(SOFR + 0.77%), 1.470%, 9/22/27(k)	925,000	782,197
(SOFR + 1.17%), 2.947%, 2/24/28(k)	300,000	264,594
(SOFR + 1.56%), 4.323%, 4/26/28(k)	1,000,000	938,208
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)	2,750,000	2,480,044
(SOFR + 1.89%), 2.182%, 6/1/28(k)	1,750,000	1,480,831
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	7,000,000	6,198,349
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29(k)	1,500,000	1,353,266
(SOFR + 1.02%), 2.069%, 6/1/29(k)	1,110,000	899,950
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29(k)	1,500,000	1,366,714
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	1,000,000	912,992
(ICE LIBOR USD 3 Month + 1.16%), 3.702%, 5/6/30(k)	625,000	545,405
(SOFR + 1.75%), 4.565%, 6/14/30(k)	555,000	510,067
(SOFR + 1.51%), 2.739%, 10/15/30(k)	1,735,000	1,415,750
(SOFR + 2.52%), 2.956%, 5/13/31(k)	815,000	645,000
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31(k)	1,250,000	913,137
(SOFR + 1.07%), 1.953%, 2/4/32(k)	750,000	552,657
(SOFR + 1.25%), 2.580%, 4/22/32(k)	1,155,000	896,427
(SOFR + 1.18%), 2.545%, 11/8/32(k)	2,750,000	2,090,989
(SOFR + 1.26%), 2.963%, 1/25/33(k)	700,000	550,544
(SOFR + 1.80%), 4.586%, 4/26/33(k)	835,000	754,804
(SOFR + 2.58%), 5.717%, 9/14/33(k)	960,000	906,694
KeyBank NA
3.300%, 6/1/25	250,000	238,137
4.150%, 8/8/25	535,000	518,331
3.400%, 5/20/26	1,000,000	926,517
4.390%, 12/14/27	100,000	95,525
4.900%, 8/8/32	500,000	450,240
KeyCorp
(SOFR + 1.25%),
3.878%, 5/23/25(k)	215,000	208,891
4.150%, 10/29/25(x)	310,000	299,713
2.250%, 4/6/27	750,000	649,943
Korea Development Bank (The)
3.750%, 1/22/24	500,000	494,625
3.250%, 2/19/24	350,000	343,503
0.400%, 3/9/24	220,000	207,328
0.400%, 6/19/24	425,000	395,615
2.125%, 10/1/24	390,000	371,424
0.750%, 1/25/25	500,000	456,500
1.750%, 2/18/25	250,000	232,525
2.000%, 2/24/25	850,000	794,920
4.000%, 9/8/25	465,000	454,547
0.800%, 4/27/26	300,000	261,450
0.800%, 7/19/26	500,000	431,625
1.000%, 9/9/26	400,000	346,316
2.250%, 2/24/27	700,000	629,342
1.375%, 4/25/27	500,000	432,438
1.625%, 1/19/31	500,000	391,870
2.000%, 10/25/31	500,000	399,000
4.250%, 9/8/32	500,000	465,630
Kreditanstalt fuer Wiederaufbau
0.250%, 10/19/23	2,000,000	1,917,480
2.625%, 2/28/24	2,125,000	2,076,414
0.250%, 3/8/24	1,635,000	1,543,722
1.375%, 8/5/24	2,250,000	2,133,663
3.375%, 8/23/24	625,000	613,717
0.500%, 9/20/24	2,000,000	1,858,017
2.500%, 11/20/24	5,000,000	4,813,417
1.250%, 1/31/25	3,500,000	3,261,390
3.125%, 6/10/25	1,500,000	1,453,784
0.375%, 7/18/25	920,000	824,628
0.625%, 1/22/26(x)	3,600,000	3,195,752
3.000%, 5/20/27(x)	1,575,000	1,497,597
2.875%, 4/3/28(x)	1,750,000	1,639,460
1.750%, 9/14/29	525,000	452,187
0.750%, 9/30/30(x)	400,000	310,352
Landwirtschaftliche Rentenbank
3.125%, 11/14/23	1,500,000	1,480,983
2.000%, 1/13/25	3,000,000	2,850,492
0.875%, 3/30/26	600,000	530,105
1.750%, 7/27/26	500,000	455,116
0.875%, 9/3/30	750,000	588,722
Series 40 0.500%, 5/27/25(x)	730,000	659,868
Lloyds Banking Group plc
3.900%, 3/12/24	400,000	391,967
4.450%, 5/8/25	575,000	556,749

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25(k)	$1,000,000	$964,203
4.582%, 12/10/25	1,000,000	949,303
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.511%, 3/18/26(k)	500,000	468,347
4.650%, 3/24/26	1,750,000	1,648,655
3.750%, 1/11/27	1,385,000	1,273,560
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.80%), 3.750%, 3/18/28(k)	400,000	361,307
4.375%, 3/22/28	1,350,000	1,230,788
4.550%, 8/16/28	850,000	775,017
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	1,750,000	1,534,645
M&T Bank Corp.
(United States SOFR Compounded Index + 1.78%), 4.553%, 8/16/28(k)	335,000	322,427
Manufacturers & Traders Trust Co.
2.900%, 2/6/25	1,000,000	952,357
3.400%, 8/17/27	330,000	296,437
Mitsubishi UFJ Financial Group, Inc.
3.407%, 3/7/24	750,000	733,997
2.801%, 7/18/24	1,000,000	960,307
2.193%, 2/25/25	1,000,000	931,548
3.777%, 3/2/25(x)	1,000,000	969,578
1.412%, 7/17/25	430,000	386,414
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 4.788%, 7/18/25(k)	400,000	395,351
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.953%, 7/19/25(k)	500,000	460,445
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.063%, 9/12/25(k)	400,000	396,405
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.962%, 10/11/25(k)	760,000	692,121
3.850%, 3/1/26	216,000	204,974
2.757%, 9/13/26(x)	1,250,000	1,126,731
3.677%, 2/22/27	1,000,000	925,147
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.538%, 7/20/27(k)	500,000	426,197
3.287%, 7/25/27	1,000,000	901,828
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27(k)	1,500,000	1,271,133
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.341%, 1/19/28(k)	600,000	518,847
3.961%, 3/2/28	1,500,000	1,382,751
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.017%, 7/20/28(k)	400,000	384,148
4.050%, 9/11/28	1,000,000	919,226
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.354%, 9/13/28(k)	400,000	390,129
3.741%, 3/7/29	750,000	673,271
3.195%, 7/18/29	1,000,000	850,970
2.559%, 2/25/30	1,000,000	804,733
2.048%, 7/17/30	460,000	353,255
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33(k)	500,000	385,712
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33(k)	400,000	373,374
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.472%, 9/13/33(k)	600,000	577,921
Mizuho Financial Group, Inc.
(SOFR + 1.24%), 2.839%, 7/16/25(k)	750,000	711,866
(SOFR + 1.36%), 2.555%, 9/13/25(k)	500,000	471,335
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.651%, 5/22/26(k)	500,000	459,899
(ICE LIBOR USD 3 Month + 0.83%),
2.226%, 5/25/26(k)	300,000	272,346
2.839%, 9/13/26	850,000	757,741
3.663%, 2/28/27	1,000,000	913,478
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.234%, 5/22/27(k)	500,000	423,230
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.554%, 7/9/27(k)	750,000	637,567
3.170%, 9/11/27(x)	1,250,000	1,106,502

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.27%), 4.254%, 9/11/29(k)	$1,000,000	$900,473
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30(k)	500,000	418,598
(ICE LIBOR USD 3 Month + 1.13%), 3.153%, 7/16/30(k)(x)	750,000	625,669
(SOFR + 1.77%), 2.201%, 7/10/31(k)	500,000	376,347
(SOFR + 1.53%), 1.979%, 9/8/31(k)	300,000	221,426
2.564%, 9/13/31	310,000	227,153
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32(k)(x)	750,000	551,958
National Australia Bank Ltd.
3.500%, 6/9/25	250,000	240,906
3.375%, 1/14/26	750,000	715,941
2.500%, 7/12/26	1,500,000	1,370,195
3.905%, 6/9/27(x)	500,000	476,406
National Bank of Canada
0.750%, 8/6/24	300,000	276,528
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.40%), 0.550%, 11/15/24(k)	530,000	502,163
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.76%), 4.269%, 3/22/25(k)	1,000,000	972,286
4.800%, 4/5/26	1,750,000	1,680,379
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.642%, 6/14/27(k)	1,050,000	882,659
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28(k)	295,000	254,804
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.516%, 9/30/28(k)	200,000	190,385
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29(k)	3,050,000	2,774,028
(ICE LIBOR USD 3 Month + 1.87%), 4.445%, 5/8/30(k)(x)	750,000	660,382
Oesterreichische Kontrollbank AG
1.500%, 2/12/25	375,000	351,605
2.875%, 5/23/25	1,000,000	961,126
0.375%, 9/17/25	910,000	809,770
0.500%, 2/2/26	935,000	820,383
3.625%, 9/9/27	409,000	399,501
PNC Bank NA
2.500%, 8/27/24	500,000	479,334
3.300%, 10/30/24	1,000,000	967,213
2.950%, 2/23/25	250,000	238,514
3.875%, 4/10/25	1,000,000	964,937
3.250%, 6/1/25	500,000	478,053
3.100%, 10/25/27	500,000	457,056
3.250%, 1/22/28	1,000,000	917,685
2.700%, 10/22/29	395,000	324,512
PNC Financial Services Group, Inc. (The)
3.500%, 1/23/24	175,000	172,866
3.900%, 4/29/24	500,000	493,083
2.200%, 11/1/24	500,000	475,102
2.600%, 7/23/26	350,000	319,766
1.150%, 8/13/26	500,000	432,908
3.150%, 5/19/27	750,000	688,992
3.450%, 4/23/29	750,000	669,321
2.550%, 1/22/30	750,000	616,336
(SOFR + 0.98%), 2.307%, 4/23/32(k)	1,000,000	786,118
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33(k)	500,000	446,226
Regions Financial Corp.
2.250%, 5/18/25	300,000	277,294
1.800%, 8/12/28(x)	500,000	412,985
Royal Bank of Canada
0.500%, 10/26/23	415,000	398,209
0.425%, 1/19/24(x)	645,000	610,792
2.550%, 7/16/24	750,000	719,879
3.970%, 7/26/24(x)	375,000	368,922
0.650%, 7/29/24(x)	500,000	463,148
0.750%, 10/7/24(x)	500,000	459,740
2.250%, 11/1/24	750,000	710,293
1.600%, 1/21/25(x)	500,000	462,879
3.375%, 4/14/25(x)	500,000	479,669
1.150%, 6/10/25(x)	530,000	477,681
0.875%, 1/20/26(x)	750,000	652,998
4.650%, 1/27/26(x)	2,000,000	1,951,641
1.200%, 4/27/26(x)	750,000	652,948
1.150%, 7/14/26(x)	750,000	649,711
1.400%, 11/2/26(x)	500,000	429,538
2.050%, 1/21/27(x)	500,000	437,816
3.625%, 5/4/27(x)	500,000	464,790
4.240%, 8/3/27	500,000	478,563
2.300%, 11/3/31	500,000	383,087
Santander Holdings USA, Inc.
3.500%, 6/7/24	350,000	340,872
3.450%, 6/2/25	500,000	468,067
(United States SOFR Compounded Index + 1.38%), 4.260%, 6/9/25(k)	370,000	355,367
4.500%, 7/17/25	1,500,000	1,437,230
(SOFR + 2.33%), 5.807%, 9/9/26(k)	295,000	288,145
4.400%, 7/13/27	485,000	446,551
(SOFR + 1.25%), 2.490%, 1/6/28(k)	260,000	217,914
Santander UK Group Holdings plc
(ICE LIBOR USD 3 Month + 1.57%), 4.796%, 11/15/24(k)	750,000	739,915
(SOFR + 0.79%), 1.089%, 3/15/25(k)	500,000	462,587

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26(k)	$1,000,000	$868,319
(SOFR + 0.99%), 1.673%, 6/14/27(k)	1,000,000	834,116
(SOFR + 1.22%), 2.469%, 1/11/28(k)	500,000	419,409
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28(k)	750,000	653,728
(SOFR + 1.48%), 2.896%, 3/15/32(k)	500,000	379,017
Santander UK plc
4.000%, 3/13/24	1,000,000	983,825
Signature Bank
(AMERIBOR Unsecured Rate 3 Month + 3.89%), 4.000%, 10/15/30(k)	250,000	233,806
Sumitomo Mitsui Banking Corp.
3.950%, 1/10/24	2,250,000	2,221,545
3.400%, 7/11/24	1,000,000	969,509
3.650%, 7/23/25	750,000	716,098
Sumitomo Mitsui Financial Group, Inc.
0.508%, 1/12/24	200,000	188,697
2.696%, 7/16/24	1,000,000	955,315
2.448%, 9/27/24	350,000	330,560
2.348%, 1/15/25	400,000	374,501
1.474%, 7/8/25	925,000	832,831
0.948%, 1/12/26	500,000	433,562
1.402%, 9/17/26	1,000,000	852,712
3.010%, 10/19/26	1,000,000	912,513
3.446%, 1/11/27(x)	1,700,000	1,569,955
2.174%, 1/14/27(x)	220,000	192,610
3.364%, 7/12/27(x)	750,000	683,940
3.352%, 10/18/27(x)	750,000	677,906
1.902%, 9/17/28	1,000,000	797,891
4.306%, 10/16/28(x)	750,000	706,812
2.472%, 1/14/29	500,000	413,593
3.040%, 7/16/29	1,000,000	842,005
3.202%, 9/17/29	350,000	293,528
2.724%, 9/27/29	350,000	286,806
2.750%, 1/15/30	400,000	328,108
2.130%, 7/8/30	750,000	574,181
1.710%, 1/12/31	500,000	363,589
2.222%, 9/17/31(x)	1,000,000	747,059
SVB Financial Group
1.800%, 10/28/26	400,000	343,052
(United States SOFR Compounded Index + 1.71%), 4.345%, 4/29/28(k)	500,000	466,013
2.100%, 5/15/28(x)	590,000	478,766
3.125%, 6/5/30	300,000	243,514
1.800%, 2/2/31	565,000	402,110
(United States SOFR Compounded Index + 1.97%), 4.570%, 4/29/33(k)	500,000	437,346
Svenska Handelsbanken AB
3.900%, 11/20/23	500,000	495,606
Toronto-Dominion Bank (The)
0.550%, 3/4/24(x)	750,000	705,940
2.350%, 3/8/24	500,000	482,649
3.250%, 3/11/24(x)	750,000	733,054
2.650%, 6/12/24	750,000	720,079
0.700%, 9/10/24	750,000	690,841
4.285%, 9/13/24	400,000	394,056
1.250%, 12/13/24(x)	195,000	179,788
1.450%, 1/10/25(x)	500,000	461,364
3.766%, 6/6/25	500,000	483,110
1.150%, 6/12/25(x)	750,000	674,947
0.750%, 9/11/25(x)	1,000,000	879,721
0.750%, 1/6/26	1,000,000	866,465
1.200%, 6/3/26(x)	1,025,000	886,790
1.250%, 9/10/26	750,000	642,683
1.950%, 1/12/27(x)	500,000	434,997
2.800%, 3/10/27	500,000	452,015
4.108%, 6/8/27(x)	500,000	472,031
4.693%, 9/15/27	400,000	386,996
2.000%, 9/10/31(x)	500,000	372,990
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31(k)(x)	1,000,000	915,286
2.450%, 1/12/32(x)	500,000	385,281
3.200%, 3/10/32(x)	500,000	410,481
4.456%, 6/8/32	265,000	240,604
Truist Bank
3.200%, 4/1/24	750,000	734,411
2.150%, 12/6/24	600,000	564,963
1.500%, 3/10/25	750,000	689,953
4.050%, 11/3/25	185,000	179,503
3.800%, 10/30/26	300,000	281,899
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 2.636%, 9/17/29(k)	350,000	326,704
2.250%, 3/11/30	535,000	418,750
Truist Financial Corp.
3.750%, 12/6/23	750,000	743,919
2.500%, 8/1/24	750,000	718,640
2.850%, 10/26/24(x)	500,000	480,467
4.000%, 5/1/25	600,000	584,059
3.700%, 6/5/25	750,000	723,828
1.200%, 8/5/25	500,000	449,486
(SOFR + 1.46%), 4.260%, 7/28/26(k)	500,000	487,012
(SOFR + 0.61%), 1.267%, 3/2/27(k)	955,000	828,696
(SOFR + 1.37%),
4.123%, 6/6/28(k)(x)	315,000	296,205
3.875%, 3/19/29	750,000	678,702
(SOFR + 0.86%), 1.887%, 6/7/29(k)	375,000	307,799
1.950%, 6/5/30(x)	335,000	261,243
(SOFR + 2.24%), 4.916%, 7/28/33(k)	500,000	453,769
US Bancorp
3.700%, 1/30/24	500,000	495,603
2.400%, 7/30/24	750,000	720,458
3.600%, 9/11/24	1,000,000	980,677
1.450%, 5/12/25	600,000	549,903
3.950%, 11/17/25(x)	500,000	485,824
3.100%, 4/27/26	1,415,000	1,321,700
(SOFR + 0.73%), 2.215%, 1/27/28(k)	400,000	352,784
3.900%, 4/26/28(x)	650,000	612,933
(SOFR + 1.66%), 4.548%, 7/22/28(k)	500,000	483,100
1.375%, 7/22/30	600,000	451,054
(SOFR + 1.02%), 2.677%, 1/27/33(k)	400,000	323,198

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 2.11%), 4.967%, 7/22/33(k)	$350,000	$325,445
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36(k)	1,000,000	753,942
US Bank NA
2.050%, 1/21/25(x)	1,000,000	940,762
2.800%, 1/27/25	1,000,000	956,575
Webster Financial Corp.
4.100%, 3/25/29(x)	500,000	451,083
Wells Fargo & Co.
3.750%, 1/24/24	1,250,000	1,231,747
3.300%, 9/9/24	2,000,000	1,935,122
(SOFR + 0.51%), 0.805%, 5/19/25(k)	180,000	166,760
(SOFR + 1.09%), 2.406%, 10/30/25(k)	1,105,000	1,032,050
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26(k)	1,250,000	1,150,153
3.000%, 4/22/26	4,000,000	3,669,468
(SOFR + 1.32%), 3.908%, 4/25/26(k)	1,470,000	1,406,462
(SOFR + 1.56%), 4.540%, 8/15/26(k)	375,000	363,116
3.000%, 10/23/26	1,500,000	1,364,756
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27(k)	1,110,000	1,007,025
(SOFR + 1.51%), 3.526%, 3/24/28(k)	710,000	650,120
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	8,035,000	7,254,576
(SOFR + 2.10%), 2.393%, 6/2/28(k)	1,010,000	866,085
(SOFR + 1.98%), 4.808%, 7/25/28(k)	665,000	637,215
4.150%, 1/24/29	1,350,000	1,238,213
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30(k)	1,250,000	1,032,267
(SOFR + 1.26%), 2.572%, 2/11/31(k)	2,625,000	2,095,764
(SOFR + 1.50%), 3.350%, 3/2/33(k)	2,135,000	1,735,733
(SOFR + 2.10%), 4.897%, 7/25/33(k)	625,000	575,175
Westpac Banking Corp.
1.019%, 11/18/24(x)	335,000	310,823
3.735%, 8/26/25	1,500,000	1,456,135
2.850%, 5/13/26	750,000	696,341
1.150%, 6/3/26	500,000	435,707
3.350%, 3/8/27	1,250,000	1,165,997
4.043%, 8/26/27(x)	1,500,000	1,431,869
1.953%, 11/20/28	500,000	415,686
2.650%, 1/16/30	350,000	294,504
2.150%, 6/3/31(x)	500,000	399,914
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35(k)	2,000,000	1,474,359
Wintrust Financial Corp.
4.850%, 6/6/29(x)	250,000	230,771
Zions Bancorp NA
3.250%, 10/29/29	500,000	407,749

		472,292,498

Capital Markets (3.2%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24(x)	350,000	346,272
3.300%, 6/15/30	210,000	176,110
Ameriprise Financial, Inc.
4.000%, 10/15/23	150,000	148,998
3.700%, 10/15/24(x)	750,000	732,718
2.875%, 9/15/26(x)	500,000	461,858
4.500%, 5/13/32	90,000	83,989
Ares Capital Corp.
4.200%, 6/10/24	560,000	544,359
4.250%, 3/1/25	500,000	472,580
3.250%, 7/15/25	500,000	455,996
3.875%, 1/15/26(x)	1,000,000	908,407
2.150%, 7/15/26	285,000	238,601
2.875%, 6/15/27	500,000	419,051
2.875%, 6/15/28	500,000	393,576
3.200%, 11/15/31(x)	500,000	355,273
Bain Capital Specialty Finance, Inc.
2.950%, 3/10/26	400,000	345,806
2.550%, 10/13/26	500,000	409,759
Bank of New York Mellon Corp. (The)
0.500%, 4/26/24(x)	1,000,000	939,844
2.100%, 10/24/24	675,000	641,161
3.350%, 4/25/25	500,000	482,840
(SOFR + 0.57%), 3.430%, 6/13/25(k)	500,000	487,439
0.750%, 1/28/26(x)	500,000	438,050
2.800%, 5/4/26	750,000	700,244
(SOFR + 1.35%), 4.414%, 7/24/26(k)	240,000	234,400
1.050%, 10/15/26	1,000,000	860,003
2.050%, 1/26/27	400,000	355,665
3.250%, 5/16/27	700,000	654,749
3.400%, 1/29/28	500,000	458,222
3.850%, 4/28/28(x)	850,000	799,072
(SOFR + 1.15%), 3.992%, 6/13/28(k)(x)	500,000	470,959
3.850%, 4/26/29(x)	500,000	457,896
(SOFR + 1.76%), 4.596%, 7/26/30(k)	145,000	137,956
1.650%, 1/28/31	500,000	381,134
1.800%, 7/28/31	750,000	567,636
2.500%, 1/26/32(x)	200,000	158,965
(SOFR + 1.42%), 4.289%, 6/13/33(k)	500,000	454,736
Series G
3.000%, 2/24/25	1,500,000	1,441,135
Series J
0.850%, 10/25/24	500,000	462,776
1.900%, 1/25/29	500,000	411,993
BGC Partners, Inc.
3.750%, 10/1/24	200,000	191,618
BlackRock, Inc.
3.500%, 3/18/24	1,400,000	1,379,468
3.200%, 3/15/27	347,000	326,048
3.250%, 4/30/29(x)	445,000	399,739
Blackstone Private Credit Fund
2.350%, 11/22/24(x)	500,000	456,373
2.700%, 1/15/25	190,000	172,293
4.700%, 3/24/25(x)	250,000	236,806
2.625%, 12/15/26	1,000,000	822,207

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 3/15/27	$500,000	$415,228
4.000%, 1/15/29	250,000	200,619
Blackstone Secured Lending Fund
3.625%, 1/15/26	250,000	228,651
2.750%, 9/16/26	1,000,000	861,163
2.125%, 2/15/27(x)	500,000	403,809
2.850%, 9/30/28(x)	500,000	380,765
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	583,879
Brookfield Finance, Inc.
4.000%, 4/1/24	750,000	738,564
3.900%, 1/25/28	500,000	450,461
4.350%, 4/15/30	2,000,000	1,794,002
2.724%, 4/15/31	230,000	181,954
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	614,953
3.000%, 3/16/32	500,000	411,359
Charles Schwab Corp. (The)
3.550%, 2/1/24	650,000	642,764
3.750%, 4/1/24	750,000	739,594
3.000%, 3/10/25	150,000	143,909
3.625%, 4/1/25	1,000,000	966,275
3.850%, 5/21/25	750,000	733,043
0.900%, 3/11/26	1,335,000	1,166,480
1.150%, 5/13/26	375,000	329,819
3.200%, 3/2/27(x)	500,000	464,665
2.450%, 3/3/27	210,000	188,984
3.300%, 4/1/27	455,000	424,105
2.000%, 3/20/28	1,200,000	1,033,018
3.250%, 5/22/29	500,000	448,294
2.300%, 5/13/31	750,000	597,187
2.900%, 3/3/32	280,000	230,723
CI Financial Corp.
3.200%, 12/17/30	565,000	401,306
CME Group, Inc.
3.000%, 3/15/25(x)	1,000,000	957,263
3.750%, 6/15/28	350,000	330,215
2.650%, 3/15/32	355,000	291,558
Credit Suisse AG
0.495%, 2/2/24	1,115,000	1,040,784
4.750%, 8/9/24	500,000	486,944
3.700%, 2/21/25	375,000	351,513
2.950%, 4/9/25(x)	1,000,000	919,671
1.250%, 8/7/26	600,000	495,830
5.000%, 7/9/27	500,000	464,790
Credit Suisse Group AG
3.750%, 3/26/25	750,000	698,255
4.550%, 4/17/26	2,000,000	1,842,351
Deutsche Bank AG
0.898%, 5/28/24	375,000	347,049
3.700%, 5/30/24	1,500,000	1,448,945
4.162%, 5/13/25	315,000	303,520
(SOFR + 2.58%), 3.961%, 11/26/25(k)	750,000	700,111
4.100%, 1/13/26(x)	1,000,000	947,176
1.686%, 3/19/26	180,000	157,257
(SOFR + 3.19%), 6.119%, 7/14/26(k)	335,000	325,877
(SOFR + 1.87%), 2.129%, 11/24/26(k)	1,055,000	895,796
5.371%, 9/9/27	500,000	482,927
(SOFR + 1.22%), 2.311%, 11/16/27(k)	510,000	412,865
(SOFR + 1.32%), 2.552%, 1/7/28(k)	1,000,000	819,570
(SOFR + 3.04%), 3.547%, 9/18/31(k)	2,355,000	1,805,450
Series E
0.962%, 11/8/23	200,000	190,395
Eaton Vance Corp.
3.500%, 4/6/27	250,000	231,812
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,188,142
1.600%, 10/30/30	600,000	447,328
FS KKR Capital Corp.
4.625%, 7/15/24(x)	250,000	244,238
1.650%, 10/12/24	300,000	273,715
4.125%, 2/1/25	500,000	472,120
3.400%, 1/15/26	500,000	440,540
2.625%, 1/15/27	500,000	403,557
3.250%, 7/15/27(x)	500,000	413,283
3.125%, 10/12/28	300,000	231,800
Goldman Sachs BDC, Inc.
3.750%, 2/10/25	250,000	240,554
2.875%, 1/15/26(x)	250,000	226,977
Goldman Sachs Group, Inc. (The)
1.217%, 12/6/23	500,000	479,676
3.625%, 2/20/24	1,080,000	1,061,227
4.000%, 3/3/24	3,045,000	3,005,761
3.000%, 3/15/24(x)	1,000,000	970,310
3.850%, 7/8/24	2,000,000	1,957,928
(SOFR + 0.49%), 0.925%, 10/21/24(k)	875,000	830,971
3.500%, 1/23/25	3,250,000	3,124,534
(SOFR + 0.73%), 1.757%, 1/24/25(k)	555,000	527,529
3.750%, 5/22/25	2,400,000	2,295,214
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	1,830,000	1,743,605
(SOFR + 0.61%), 0.855%, 2/12/26(k)	915,000	815,237
3.750%, 2/25/26	580,000	547,705
3.500%, 11/16/26	1,815,000	1,674,100
(SOFR + 0.79%), 1.093%, 12/9/26(k)	1,000,000	863,143
3.850%, 1/26/27	2,240,000	2,082,756
(SOFR + 0.80%), 1.431%, 3/9/27(k)	1,000,000	861,117
(SOFR + 0.82%), 1.542%, 9/10/27(k)	1,250,000	1,058,208
(SOFR + 0.91%), 1.948%, 10/21/27(k)	1,060,000	908,759
(SOFR + 1.11%), 2.640%, 2/24/28(k)	455,000	396,123
(SOFR + 1.85%), 3.615%, 3/15/28(k)	1,000,000	919,473
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	1,000,000	904,543
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	2,000,000	1,823,754
2.600%, 2/7/30	6,515,000	5,203,897
(SOFR + 1.09%), 1.992%, 1/27/32(k)	570,000	420,215
(SOFR + 1.28%), 2.615%, 4/22/32(k)	1,070,000	826,084
(SOFR + 1.25%), 2.383%, 7/21/32(k)	2,140,000	1,612,547
(SOFR + 1.26%), 2.650%, 10/21/32(k)	720,000	550,800
(SOFR + 1.41%), 3.102%, 2/24/33(k)	1,000,000	796,759
Golub Capital BDC, Inc.
3.375%, 4/15/24	250,000	239,854

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 8/24/26	$910,000	$763,600
2.050%, 2/15/27	500,000	400,009
Hercules Capital, Inc.
3.375%, 1/20/27	335,000	280,685
Intercontinental Exchange, Inc.
3.650%, 5/23/25(x)	290,000	280,339
3.750%, 12/1/25	610,000	589,490
4.000%, 9/15/27	600,000	568,981
3.750%, 9/21/28	535,000	496,479
4.350%, 6/15/29	250,000	236,611
Jefferies Group LLC
4.850%, 1/15/27	665,000	635,769
2.625%, 10/15/31	1,500,000	1,085,330
Lazard Group LLC
4.500%, 9/19/28	350,000	318,476
4.375%, 3/11/29	500,000	459,731
Legg Mason, Inc.
4.750%, 3/15/26	250,000	246,422
Main Street Capital Corp.
3.000%, 7/14/26	1,125,000	945,636
Moody’s Corp.
4.875%, 2/15/24(x)	500,000	500,279
2.000%, 8/19/31	1,250,000	951,769
4.250%, 8/8/32	250,000	227,325
Morgan Stanley
3.700%, 10/23/24	2,000,000	1,951,952
(SOFR + 1.16%), 3.620%, 4/17/25(k)	750,000	727,570
(SOFR + 0.53%), 0.790%, 5/30/25(k)	1,500,000	1,382,077
(SOFR + 1.15%), 2.720%, 7/22/25(k)	500,000	475,529
4.000%, 7/23/25	505,000	489,519
(SOFR + 0.56%), 1.164%, 10/21/25(k)	930,000	848,985
3.875%, 1/27/26	3,000,000	2,859,617
(SOFR + 0.94%), 2.630%, 2/18/26(k)	750,000	699,619
(SOFR + 1.67%), 4.679%, 7/17/26(k)	460,000	451,142
3.125%, 7/27/26	3,000,000	2,767,620
(SOFR + 0.72%), 0.985%, 12/10/26(k)	2,750,000	2,367,720
3.625%, 1/20/27	4,000,000	3,724,266
(SOFR + 0.88%), 1.593%, 5/4/27(k)	1,700,000	1,467,224
(SOFR + 0.86%), 1.512%, 7/20/27(k)	2,000,000	1,700,147
(SOFR + 1.00%), 2.475%, 1/21/28(k)	1,035,000	908,933
(SOFR + 1.61%), 4.210%, 4/20/28(k)	870,000	814,497
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	4,300,000	3,880,937
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	950,000	873,575
(SOFR + 1.14%), 2.699%, 1/22/31(k)	6,640,000	5,386,671
(SOFR + 3.12%), 3.622%, 4/1/31(k)	2,000,000	1,713,908
(SOFR + 1.18%), 2.239%, 7/21/32(k)	2,000,000	1,500,620
(SOFR + 1.20%), 2.511%, 10/20/32(k)	925,000	711,426
(SOFR + 1.29%), 2.943%, 1/21/33(k)	820,000	653,784
(SOFR + 2.08%), 4.889%, 7/20/33(k)	750,000	698,186
(SOFR + 1.36%), 2.484%, 9/16/36(k)	1,250,000	889,024
(SOFR + 2.62%), 5.297%, 4/20/37(k)	785,000	705,470
Series I
(SOFR + 0.75%), 0.864%, 10/21/25(k)	345,000	312,850
Morgan Stanley Domestic Holdings, Inc.
3.800%, 8/24/27	250,000	231,196
4.500%, 6/20/28	350,000	331,244
Nasdaq, Inc.
3.850%, 6/30/26(x)	145,000	138,474
1.650%, 1/15/31	750,000	558,222
Nomura Holdings, Inc.
2.648%, 1/16/25	380,000	356,847
5.099%, 7/3/25	750,000	739,340
1.851%, 7/16/25	1,500,000	1,354,311
1.653%, 7/14/26	1,250,000	1,068,853
2.329%, 1/22/27	500,000	429,850
5.386%, 7/6/27	500,000	484,794
2.172%, 7/14/28	670,000	533,025
2.710%, 1/22/29	500,000	406,696
3.103%, 1/16/30	750,000	603,022
2.679%, 7/16/30	1,000,000	763,583
2.608%, 7/14/31	685,000	509,232
2.999%, 1/22/32	500,000	380,759
Northern Trust Corp.
4.000%, 5/10/27	335,000	323,827
3.650%, 8/3/28(x)	500,000	465,576
3.150%, 5/3/29	500,000	446,336
1.950%, 5/1/30	560,000	443,219
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32(k)	468,000	419,845
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	80,000	75,698
2.700%, 1/15/27	500,000	421,306
Owl Rock Capital Corp.
5.250%, 4/15/24	300,000	296,903
4.000%, 3/30/25	250,000	234,644
3.750%, 7/22/25	350,000	320,477
4.250%, 1/15/26	250,000	229,051
3.400%, 7/15/26	500,000	430,786
2.625%, 1/15/27(x)	500,000	405,131
2.875%, 6/11/28	750,000	573,429
OWL Rock Core Income Corp.
5.500%, 3/21/25	250,000	236,086
4.700%, 2/8/27	300,000	262,668
Prospect Capital Corp.
3.706%, 1/22/26	250,000	217,135
3.364%, 11/15/26	270,000	223,394
3.437%, 10/15/28	500,000	364,783
S&P Global, Inc.
2.450%, 3/1/27§	235,000	210,960
2.700%, 3/1/29§	500,000	433,404
1.250%, 8/15/30	975,000	732,058
2.900%, 3/1/32§	350,000	293,966
Sixth Street Specialty Lending, Inc.
3.875%, 11/1/24	500,000	474,567
2.500%, 8/1/26	310,000	263,518
Stifel Financial Corp.
4.250%, 7/18/24	700,000	686,935

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 5/15/30	$500,000	$431,754

		167,039,063

Consumer Finance (1.8%)
AerCap Ireland Capital DAC
1.150%, 10/29/23	830,000	789,853
4.875%, 1/16/24	445,000	438,113
3.150%, 2/15/24	700,000	672,856
2.875%, 8/14/24(x)	350,000	329,565
1.650%, 10/29/24	1,300,000	1,185,938
3.500%, 1/15/25	600,000	563,781
6.500%, 7/15/25	1,290,000	1,286,454
4.450%, 10/1/25	350,000	330,383
1.750%, 1/30/26	655,000	559,685
4.450%, 4/3/26	500,000	466,792
2.450%, 10/29/26	795,000	671,600
3.650%, 7/21/27	1,000,000	877,973
4.625%, 10/15/27	500,000	451,237
3.875%, 1/23/28	500,000	434,378
3.000%, 10/29/28	390,000	313,962
Series 3NC1
1.750%, 10/29/24	645,000	585,923
Ally Financial, Inc.
1.450%, 10/2/23	1,190,000	1,148,804
5.800%, 5/1/25	1,000,000	1,003,237
4.750%, 6/9/27	500,000	462,778
2.200%, 11/2/28(x)	250,000	193,534
American Express Co.
0.750%, 11/3/23	1,500,000	1,439,240
3.400%, 2/22/24	750,000	736,255
3.375%, 5/3/24	275,000	268,387
2.500%, 7/30/24	500,000	478,692
3.000%, 10/30/24	750,000	721,927
2.250%, 3/4/25	200,000	187,463
3.950%, 8/1/25	750,000	727,051
4.200%, 11/6/25	1,075,000	1,047,831
3.125%, 5/20/26	500,000	467,168
1.650%, 11/4/26(x)	1,460,000	1,273,660
2.550%, 3/4/27	335,000	299,403
3.300%, 5/3/27	1,150,000	1,060,680
4.050%, 5/3/29	335,000	308,836
(SOFR + 2.26%), 4.989%, 5/26/33(k)	265,000	245,542
American Honda Finance Corp.
3.625%, 10/10/23	500,000	494,896
3.550%, 1/12/24	500,000	492,868
2.900%, 2/16/24(x)	500,000	488,070
2.400%, 6/27/24	500,000	480,649
0.550%, 7/12/24	350,000	325,205
2.150%, 9/10/24	350,000	333,172
1.500%, 1/13/25	500,000	464,490
1.200%, 7/8/25	750,000	679,016
1.000%, 9/10/25	500,000	446,898
1.300%, 9/9/26	415,000	361,078
2.300%, 9/9/26	720,000	651,861
2.350%, 1/8/27	500,000	449,012
3.500%, 2/15/28(x)	500,000	460,872
2.000%, 3/24/28	235,000	199,639
2.250%, 1/12/29	500,000	417,138
1.800%, 1/13/31	350,000	271,755
Andrew W Mellon
Foundation (The) Series 2020 0.947%, 8/1/27(x)	300,000	253,079
Capital One Financial Corp.
3.900%, 1/29/24	750,000	740,039
3.750%, 4/24/24	1,000,000	979,827
3.300%, 10/30/24	350,000	336,678
(SOFR + 0.69%), 1.343%, 12/6/24(k)	400,000	380,126
4.250%, 4/30/25	850,000	825,537
(SOFR + 1.37%), 4.166%, 5/9/25(k)	500,000	487,804
4.200%, 10/29/25	750,000	720,064
(SOFR + 1.29%), 2.636%, 3/3/26(k)	435,000	403,354
(SOFR + 2.16%), 4.985%, 7/24/26(k)	500,000	489,088
3.750%, 3/9/27	1,150,000	1,060,587
3.650%, 5/11/27	500,000	459,447
(SOFR + 0.86%), 1.878%, 11/2/27(k)	1,000,000	849,927
3.800%, 1/31/28	1,000,000	903,437
(SOFR + 2.06%), 4.927%, 5/10/28(k)	500,000	474,801
(SOFR + 1.79%), 3.273%, 3/1/30(k)	500,000	419,092
(SOFR + 2.60%), 5.247%, 7/26/30(k)	500,000	466,450
(SOFR + 1.34%), 2.359%, 7/29/32(k)	1,000,000	717,512
(SOFR + 1.27%), 2.618%, 11/2/32(k)(x)	1,000,000	745,383
(SOFR + 2.37%), 5.268%, 5/10/33(k)	500,000	462,153
Caterpillar Financial Services Corp.
3.650%, 12/7/23	250,000	247,873
0.950%, 1/10/24	400,000	383,041
0.450%, 5/17/24	350,000	327,920
2.850%, 5/17/24	350,000	340,514
0.600%, 9/13/24(x)	400,000	370,433
3.250%, 12/1/24	500,000	484,924
3.400%, 5/13/25	500,000	483,451
1.450%, 5/15/25	750,000	689,940
3.650%, 8/12/25(x)	500,000	487,092
0.800%, 11/13/25(x)	350,000	309,816
2.400%, 8/9/26	250,000	229,067
1.150%, 9/14/26(x)	400,000	348,778
1.700%, 1/8/27(x)	355,000	313,690
3.600%, 8/12/27	500,000	474,518
Discover Financial Services
3.950%, 11/6/24	250,000	242,565
3.750%, 3/4/25	350,000	334,000
4.500%, 1/30/26	500,000	474,532
4.100%, 2/9/27	565,000	518,369
General Motors Financial Co., Inc.
5.100%, 1/17/24	500,000	497,604
1.050%, 3/8/24	285,000	268,496
1.200%, 10/15/24	235,000	215,767
3.800%, 4/7/25	185,000	176,319
4.350%, 4/9/25	575,000	556,148
2.750%, 6/20/25	1,250,000	1,149,475
4.300%, 7/13/25	1,250,000	1,199,486
1.250%, 1/8/26	750,000	642,311
5.250%, 3/1/26	700,000	682,480
1.500%, 6/10/26	750,000	634,854
4.000%, 10/6/26	750,000	692,920
4.350%, 1/17/27	835,000	775,727
2.350%, 2/26/27(x)	500,000	423,505
5.000%, 4/9/27	450,000	425,837
2.700%, 8/20/27	1,000,000	849,316
3.850%, 1/5/28	500,000	443,535
2.400%, 4/10/28	600,000	482,191
2.400%, 10/15/28	500,000	396,793
5.650%, 1/17/29	350,000	330,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.300%, 4/6/29	$500,000	$435,106
3.600%, 6/21/30	2,000,000	1,616,176
2.350%, 1/8/31(x)	500,000	361,302
2.700%, 6/10/31	750,000	551,104
John Deere Capital Corp.
0.400%, 10/10/23	90,000	86,713
3.650%, 10/12/23	500,000	497,499
0.900%, 1/10/24	295,000	282,244
0.450%, 1/17/24	750,000	711,429
2.600%, 3/7/24	335,000	326,327
0.450%, 6/7/24	490,000	458,066
3.350%, 6/12/24	650,000	636,664
2.650%, 6/24/24(x)	660,000	638,961
0.625%, 9/10/24(x)	140,000	129,978
2.050%, 1/9/25(x)	350,000	329,837
1.250%, 1/10/25(x)	295,000	273,429
2.125%, 3/7/25	125,000	117,448
3.400%, 6/6/25	280,000	270,177
4.050%, 9/8/25	400,000	393,297
3.400%, 9/11/25	350,000	336,027
0.700%, 1/15/26(x)	500,000	440,070
2.650%, 6/10/26	500,000	465,074
1.050%, 6/17/26(x)	500,000	438,503
2.250%, 9/14/26	500,000	458,396
1.300%, 10/13/26(x)	500,000	436,332
1.700%, 1/11/27	500,000	441,180
2.350%, 3/8/27	250,000	225,563
1.750%, 3/9/27(x)	175,000	153,357
2.800%, 9/8/27	400,000	364,299
4.150%, 9/15/27(x)	500,000	487,169
3.050%, 1/6/28	500,000	458,488
3.450%, 3/7/29	270,000	248,187
3.350%, 4/18/29(x)	500,000	455,713
2.800%, 7/18/29	325,000	284,561
2.450%, 1/9/30	290,000	245,693
4.350%, 9/15/32	375,000	357,353
PACCAR Financial Corp.
0.350%, 2/2/24	200,000	189,112
0.500%, 8/9/24	140,000	129,748
2.150%, 8/15/24	250,000	238,855
0.900%, 11/8/24	250,000	231,239
1.800%, 2/6/25(x)	175,000	164,624
2.850%, 4/7/25(x)	500,000	478,203
3.550%, 8/11/25	250,000	243,043
4.950%, 10/3/25	250,000	251,110
1.100%, 5/11/26	350,000	308,382
2.000%, 2/4/27	350,000	313,609
Synchrony Financial
4.375%, 3/19/24	165,000	162,194
4.250%, 8/15/24	750,000	731,838
4.875%, 6/13/25	325,000	313,918
4.500%, 7/23/25	500,000	477,125
3.700%, 8/4/26(x)	500,000	455,981
3.950%, 12/1/27	1,500,000	1,306,517
5.150%, 3/19/29	250,000	228,043
2.875%, 10/28/31	250,000	177,530
Toyota Motor Credit Corp.
3.350%, 1/8/24	500,000	492,117
0.450%, 1/11/24(x)	750,000	711,297
2.500%, 3/22/24(x)	280,000	271,409
2.900%, 4/17/24(x)	500,000	486,949
0.500%, 6/18/24	500,000	466,162
0.625%, 9/13/24	375,000	347,125
4.400%, 9/20/24	500,000	497,583
2.000%, 10/7/24(x)	500,000	474,095
1.450%, 1/13/25	500,000	463,958
3.400%, 4/14/25	750,000	724,762
3.950%, 6/30/25	435,000	425,230
3.650%, 8/18/25	145,000	140,531
0.800%, 1/9/26(x)	500,000	439,845
1.125%, 6/18/26	850,000	744,614
1.900%, 1/13/27(x)	500,000	441,389
3.050%, 3/22/27	500,000	461,796
1.150%, 8/13/27(x)	590,000	493,521
4.550%, 9/20/27	500,000	488,811
3.050%, 1/11/28(x)	500,000	455,558
1.900%, 4/6/28(x)	600,000	511,491
3.650%, 1/8/29	500,000	463,184
4.450%, 6/29/29	500,000	480,446
2.150%, 2/13/30	500,000	409,832
1.650%, 1/10/31	550,000	424,495
1.900%, 9/12/31	500,000	386,520
2.400%, 1/13/32(x)	500,000	400,169

		92,039,591

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26	1,395,000	1,325,879
Block Financial LLC
5.250%, 10/1/25(x)	500,000	493,443
2.500%, 7/15/28	350,000	288,799
3.875%, 8/15/30	230,000	196,519
Jackson Financial, Inc.
5.170%, 6/8/27	280,000	269,097
5.670%, 6/8/32(x)	250,000	228,489
National Rural Utilities Cooperative Finance Corp.
3.400%, 11/15/23	1,000,000	986,292
2.950%, 2/7/24	210,000	204,699
0.350%, 2/8/24	360,000	339,629
1.875%, 2/7/25	250,000	233,858
3.450%, 6/15/25(x)	285,000	275,877
3.250%, 11/1/25	250,000	237,577
1.000%, 6/15/26(x)	500,000	434,653
3.050%, 4/25/27	350,000	322,909
3.400%, 2/7/28	500,000	460,710
3.900%, 11/1/28	250,000	230,935
Series D
1.000%, 10/18/24	310,000	286,729
ORIX Corp.
4.050%, 1/16/24	500,000	494,172
3.250%, 12/4/24	750,000	720,893
3.700%, 7/18/27	400,000	369,100
5.000%, 9/13/27(x)	200,000	195,450
2.250%, 3/9/31(x)	350,000	273,020
4.000%, 4/13/32	250,000	218,218
5.200%, 9/13/32	200,000	192,600
Private Export Funding Corp.
Series KK
3.550%, 1/15/24	729,000	722,122
Shell International Finance BV
3.500%, 11/13/23	525,000	519,736
2.000%, 11/7/24	750,000	713,614
3.250%, 5/11/25	2,500,000	2,421,922
2.875%, 5/10/26(x)	1,250,000	1,165,859
2.500%, 9/12/26	1,000,000	912,670
3.875%, 11/13/28	750,000	701,966
2.375%, 11/7/29	750,000	627,956
2.750%, 4/6/30	415,000	355,211
Synchrony Bank
5.400%, 8/22/25	315,000	306,778
5.625%, 8/23/27	250,000	239,457
Voya Financial, Inc.
3.650%, 6/15/26	625,000	587,872

		18,554,710

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Insurance (0.9%)
Aflac, Inc.
1.125%, 3/15/26	$205,000	$181,095
Alleghany Corp.
3.625%, 5/15/30	500,000	446,557
Allied World Assurance Co. Holdings Ltd.
4.350%, 10/29/25	250,000	236,888
Allstate Corp. (The)
0.750%, 12/15/25	185,000	161,731
3.280%, 12/15/26	500,000	470,033
1.450%, 12/15/30	300,000	227,496
American International Group, Inc.
2.500%, 6/30/25	750,000	699,331
Aon Corp.
2.850%, 5/28/27	180,000	161,862
4.500%, 12/15/28	650,000	614,964
3.750%, 5/2/29	350,000	314,422
2.800%, 5/15/30	500,000	412,769
2.050%, 8/23/31	750,000	564,167
2.600%, 12/2/31	355,000	278,333
5.000%, 9/12/32	500,000	478,677
Aon Global Ltd.
3.500%, 6/14/24	350,000	342,522
3.875%, 12/15/25	600,000	577,120
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	476,938
Assurant, Inc.
4.900%, 3/27/28(x)	250,000	238,167
2.650%, 1/15/32	500,000	369,896
Assured Guaranty US Holdings, Inc.
5.000%, 7/1/24(x)	484,000	484,011
Athene Holding Ltd.
4.125%, 1/12/28	750,000	674,036
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	222,344
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40(k)	200,000	168,250
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	463,664
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27(x)	500,000	455,146
1.850%, 3/12/30(x)	165,000	133,593
1.450%, 10/15/30(x)	395,000	303,817
2.875%, 3/15/32(x)	500,000	418,594
Brighthouse Financial, Inc.
3.700%, 6/22/27(x)	2,000,000	1,827,311
5.625%, 5/15/30	145,000	134,975
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	342,931
4.500%, 3/15/29	300,000	281,225
4.200%, 3/17/32	325,000	278,975
Chubb INA Holdings, Inc.
3.350%, 5/15/24	600,000	587,726
3.150%, 3/15/25	1,000,000	958,143
3.350%, 5/3/26	410,000	387,218
1.375%, 9/15/30(x)	1,665,000	1,254,511
CNA Financial Corp.
4.500%, 3/1/26	500,000	486,712
3.450%, 8/15/27	500,000	455,757
3.900%, 5/1/29	210,000	186,223
2.050%, 8/15/30	170,000	128,906
Enstar Group Ltd.
4.950%, 6/1/29	350,000	314,191
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	233,594
4.625%, 4/29/30	750,000	674,309
3.375%, 3/3/31	355,000	288,943
5.625%, 8/16/32§	250,000	231,495
Fidelity National Financial, Inc.
4.500%, 8/15/28(x)	475,000	444,912
3.400%, 6/15/30	300,000	245,914
First American Financial Corp.
4.600%, 11/15/24	500,000	488,865
4.000%, 5/15/30	180,000	155,530
2.400%, 8/15/31	315,000	225,331
Globe Life, Inc.
4.550%, 9/15/28	500,000	478,354
2.150%, 8/15/30	500,000	386,880
4.800%, 6/15/32(x)	150,000	137,458
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	724,415
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29	535,000	446,334
Kemper Corp.
4.350%, 2/15/25	355,000	345,394
2.400%, 9/30/30	500,000	380,255
3.800%, 2/23/32	500,000	413,910
Lincoln National Corp.
3.625%, 12/12/26(x)	500,000	467,464
3.400%, 3/1/32(x)	750,000	616,140
Loews Corp.
3.750%, 4/1/26(x)	300,000	288,917
3.200%, 5/15/30	60,000	50,829
Manulife Financial Corp.
4.150%, 3/4/26(x)	1,000,000	968,965
2.484%, 5/19/27(x)	350,000	313,013
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32(k)	750,000	672,319
3.703%, 3/16/32	500,000	427,330
Markel Corp.
3.500%, 11/1/27(x)	350,000	324,433
3.350%, 9/17/29	90,000	77,712
Marsh & McLennan Cos., Inc.
3.875%, 3/15/24	500,000	493,227
3.500%, 6/3/24	1,000,000	975,938
4.375%, 3/15/29	700,000	662,601
2.375%, 12/15/31	340,000	267,302
Mercury General Corp.
4.400%, 3/15/27	300,000	281,518
MetLife, Inc.
3.000%, 3/1/25	500,000	479,384
3.600%, 11/13/25	1,300,000	1,251,661
Old Republic International Corp.
4.875%, 10/1/24	400,000	399,481
3.875%, 8/26/26	500,000	471,205
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	310,474
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	319,578
3.700%, 5/15/29(x)	375,000	337,940
2.125%, 6/15/30(x)	750,000	588,720

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)

Progressive Corp. (The)
2.500%, 3/15/27	$290,000	$262,369
3.000%, 3/15/32	350,000	292,934
Prudential Financial, Inc.
1.500%, 3/10/26	250,000	222,792
3.878%, 3/27/28	650,000	614,401
2.100%, 3/10/30	235,000	187,792
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)(x)	1,075,000	964,279
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48(k)(x)	2,500,000	2,373,269
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52(k)	175,000	150,500
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52(k)	350,000	327,093
Prudential plc
3.125%, 4/14/30	1,500,000	1,257,322
3.625%, 3/24/32(x)	500,000	422,704
Reinsurance Group of America, Inc.
3.900%, 5/15/29(x)	175,000	158,488
3.150%, 6/15/30	175,000	149,399
RenaissanceRe Finance, Inc.
3.700%, 4/1/25(x)	250,000	240,839
3.450%, 7/1/27	195,000	178,178
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	438,359
Trinity Acquisition plc
4.400%, 3/15/26	250,000	239,663
Unum Group
4.000%, 6/15/29	180,000	161,180
Willis North America, Inc.
3.600%, 5/15/24	550,000	538,014
4.650%, 6/15/27	200,000	189,329
4.500%, 9/15/28	500,000	461,977
2.950%, 9/15/29	540,000	441,839

		45,821,991

Thrifts & Mortgage Finance (0.0%)†
BPCE SA
4.000%, 4/15/24	1,250,000	1,227,686
3.375%, 12/2/26	500,000	460,094

		1,687,780

Total Financials		797,435,633

Health Care (2.8%)
Biotechnology (0.5%)
AbbVie, Inc.
3.750%, 11/14/23	700,000	693,124
3.850%, 6/15/24	1,250,000	1,227,529
2.600%, 11/21/24	2,790,000	2,650,203
3.800%, 3/15/25	1,125,000	1,088,953
3.200%, 5/14/26	1,500,000	1,405,182
2.950%, 11/21/26	1,430,000	1,306,836
3.200%, 11/21/29	3,790,000	3,335,956
Amgen, Inc.
3.625%, 5/22/24	750,000	737,694
1.900%, 2/21/25(x)	265,000	247,261
3.125%, 5/1/25	250,000	239,538
2.600%, 8/19/26	1,150,000	1,055,805
2.200%, 2/21/27	705,000	628,750
3.200%, 11/2/27	1,250,000	1,146,572
1.650%, 8/15/28(x)	600,000	496,495
3.000%, 2/22/29	290,000	253,229
4.050%, 8/18/29	500,000	460,472
2.450%, 2/21/30	950,000	781,123
3.350%, 2/22/32	290,000	247,411
4.200%, 3/1/33	500,000	453,691
Baxalta, Inc.
4.000%, 6/23/25	239,000	231,370
Biogen, Inc.
4.050%, 9/15/25	570,000	553,801
2.250%, 5/1/30(x)	735,000	581,805
Gilead Sciences, Inc.
3.700%, 4/1/24	1,000,000	984,925
1.200%, 10/1/27	235,000	193,972
1.650%, 10/1/30(x)	2,790,000	2,133,202
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	2,350,000	1,774,460

		24,909,359

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
2.950%, 3/15/25	1,000,000	961,690
3.875%, 9/15/25	490,000	479,735
3.750%, 11/30/26	978,000	947,266
1.150%, 1/30/28	170,000	141,937
1.400%, 6/30/30(x)	160,000	125,496
Baxter International, Inc.
0.868%, 12/1/23	500,000	477,915
1.322%, 11/29/24	500,000	461,706
2.600%, 8/15/26	500,000	452,913
1.915%, 2/1/27	500,000	432,902
2.272%, 12/1/28	500,000	413,744
Becton Dickinson and Co.
3.363%, 6/6/24	454,000	441,815
3.734%, 12/15/24	508,000	493,165
3.700%, 6/6/27	1,467,000	1,365,827
2.823%, 5/20/30(x)	355,000	296,980
1.957%, 2/11/31(x)	665,000	515,831
4.298%, 8/22/32	105,000	96,185
Boston Scientific Corp.
3.450%, 3/1/24	274,000	269,294
1.900%, 6/1/25	310,000	284,153
DH Europe Finance II Sarl
2.200%, 11/15/24	500,000	472,576
2.600%, 11/15/29	315,000	268,972
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	701,275
Smith & Nephew plc
2.032%, 10/14/30	500,000	376,763
STERIS Irish FinCo. UnLtd. Co.
2.700%, 3/15/31	430,000	338,201
Stryker Corp.
0.600%, 12/1/23	165,000	157,273
1.150%, 6/15/25(x)	500,000	451,473
3.375%, 11/1/25	2,000,000	1,902,666
3.500%, 3/15/26	375,000	359,853
3.650%, 3/7/28(x)	600,000	558,716
1.950%, 6/15/30	500,000	395,180
Zimmer Biomet Holdings, Inc.
1.450%, 11/22/24	355,000	328,208
2.600%, 11/24/31	500,000	390,691

		15,360,401

Health Care Providers & Services (1.0%)
Adventist Health System
2.952%, 3/1/29	250,000	218,174

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	$100,000	$93,392
Series 2020
2.211%, 6/15/30	150,000	122,253
Aetna, Inc.
3.500%, 11/15/24	500,000	484,878
AmerisourceBergen Corp.
3.400%, 5/15/24(x)	600,000	585,867
3.450%, 12/15/27(x)	400,000	366,947
2.800%, 5/15/30	750,000	619,099
2.700%, 3/15/31	600,000	484,308
Banner Health
2.338%, 1/1/30	190,000	157,098
Baylor Scott & White Holdings
Series 2021
1.777%, 11/15/30	50,000	38,135
Cardinal Health, Inc.
3.079%, 6/15/24	500,000	483,007
3.410%, 6/15/27	1,250,000	1,153,989
Cigna Corp.
0.613%, 3/15/24	300,000	282,423
4.125%, 11/15/25	525,000	510,992
4.500%, 2/25/26	1,000,000	974,867
1.250%, 3/15/26	500,000	438,568
4.375%, 10/15/28	1,340,000	1,271,663
2.400%, 3/15/30	4,350,000	3,548,808
2.375%, 3/15/31	450,000	357,782
CommonSpirit Health
2.760%, 10/1/24	150,000	143,721
1.547%, 10/1/25	330,000	295,194
3.347%, 10/1/29	185,000	156,340
2.782%, 10/1/30	340,000	271,488
CVS Health Corp.
2.625%, 8/15/24	235,000	225,603
4.100%, 3/25/25	961,000	940,584
3.875%, 7/20/25	2,400,000	2,329,554
2.875%, 6/1/26	1,500,000	1,389,924
3.000%, 8/15/26	250,000	230,647
1.300%, 8/21/27	1,500,000	1,248,462
4.300%, 3/25/28	2,587,000	2,447,990
3.250%, 8/15/29	335,000	292,689
1.750%, 8/21/30	4,000,000	3,050,627
Elevance Health, Inc.
3.350%, 12/1/24	500,000	481,576
2.375%, 1/15/25	555,000	522,543
1.500%, 3/15/26(x)	750,000	664,355
3.650%, 12/1/27(x)	715,000	663,911
2.875%, 9/15/29	200,000	170,415
2.250%, 5/15/30	165,000	132,789
2.550%, 3/15/31	750,000	605,545
4.100%, 5/15/32	1,000,000	903,297
HCA, Inc.
5.000%, 3/15/24	1,360,000	1,345,992
5.250%, 4/15/25	945,000	924,229
5.250%, 6/15/26	1,000,000	966,500
4.500%, 2/15/27	820,000	765,675
3.125%, 3/15/27§	235,000	207,883
3.375%, 3/15/29§	335,000	282,107
4.125%, 6/15/29	525,000	464,720
2.375%, 7/15/31	750,000	559,733
3.625%, 3/15/32§	500,000	404,849
Humana, Inc.
1.350%, 2/3/27	540,000	456,197
3.950%, 3/15/27	375,000	352,079
3.700%, 3/23/29	625,000	560,903
3.125%, 8/15/29	625,000	540,667
Kaiser Foundation Hospitals
3.150%, 5/1/27	375,000	350,607
Laboratory Corp. of America Holdings
4.000%, 11/1/23	500,000	494,742
3.250%, 9/1/24	750,000	727,022
2.300%, 12/1/24	250,000	235,544
1.550%, 6/1/26(x)	1,070,000	934,931
McKesson Corp.
0.900%, 12/3/25	295,000	258,009
1.300%, 8/15/26	1,665,000	1,440,402
Mercy Health
Series 2018
4.302%, 7/1/28	125,000	118,481
PeaceHealth Obligated Group
Series 2020
1.375%, 11/15/25	125,000	111,173
Providence St Joseph Health Obligated Group
Series H
2.746%, 10/1/26	400,000	366,812
Quest Diagnostics, Inc.
3.500%, 3/30/25	400,000	383,961
3.450%, 6/1/26	775,000	730,355
Sutter Health
Series 20A
1.321%, 8/15/25	350,000	312,294
2.294%, 8/15/30	415,000	334,394
UnitedHealth Group, Inc.
3.500%, 2/15/24	200,000	197,080
0.550%, 5/15/24	665,000	622,641
2.375%, 8/15/24	250,000	239,589
3.750%, 7/15/25	1,000,000	973,627
3.700%, 12/15/25	200,000	193,698
1.250%, 1/15/26	265,000	236,873
3.100%, 3/15/26	500,000	473,006
1.150%, 5/15/26(x)	750,000	661,568
3.450%, 1/15/27	750,000	708,805
3.700%, 5/15/27(x)	350,000	333,571
2.950%, 10/15/27(x)	1,000,000	915,398
3.850%, 6/15/28	1,000,000	940,319
3.875%, 12/15/28	250,000	233,912
4.000%, 5/15/29	390,000	364,577
2.875%, 8/15/29	770,000	670,899
2.000%, 5/15/30	395,000	318,690
2.300%, 5/15/31	750,000	606,113
4.200%, 5/15/32	315,000	291,795
Universal Health Services, Inc.
1.650%, 9/1/26§	625,000	524,367

		53,496,293

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.750%, 9/15/29	175,000	147,554
2.100%, 6/4/30	290,000	227,858
2.300%, 3/12/31	750,000	588,094
Danaher Corp.
3.350%, 9/15/25(x)	310,000	297,095
Illumina, Inc.
2.550%, 3/23/31	225,000	172,116
PerkinElmer, Inc.
0.850%, 9/15/24	295,000	273,612
3.300%, 9/15/29	625,000	526,067
2.550%, 3/15/31	415,000	321,144
2.250%, 9/15/31	355,000	264,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Thermo Fisher Scientific, Inc.
0.797%, 10/18/23	$1,580,000	$1,522,119
1.215%, 10/18/24	1,500,000	1,394,408
1.750%, 10/15/28	890,000	744,390

		6,479,297

Pharmaceuticals (0.9%)
Astrazeneca Finance LLC
0.700%, 5/28/24	400,000	374,853
1.200%, 5/28/26	250,000	219,164
1.750%, 5/28/28	400,000	337,526
2.250%, 5/28/31	325,000	264,011
AstraZeneca plc
3.375%, 11/16/25	1,500,000	1,435,806
0.700%, 4/8/26(x)	1,000,000	868,597
3.125%, 6/12/27	1,150,000	1,063,168
1.375%, 8/6/30	1,000,000	774,811
Bristol-Myers Squibb Co.
0.537%, 11/13/23	395,000	377,841
2.900%, 7/26/24	708,000	686,401
0.750%, 11/13/25(x)	600,000	533,202
3.200%, 6/15/26	600,000	568,621
1.125%, 11/13/27	600,000	503,628
3.900%, 2/20/28	2,750,000	2,617,742
3.400%, 7/26/29	773,000	702,641
1.450%, 11/13/30	355,000	273,809
Eli Lilly and Co.
2.750%, 6/1/25	707,000	675,220
3.375%, 3/15/29	258,000	239,295
GlaxoSmithKline Capital plc
0.534%, 10/1/23	550,000	527,764
3.000%, 6/1/24	875,000	851,717
GlaxoSmithKline Capital, Inc.
3.625%, 5/15/25	280,000	272,111
3.875%, 5/15/28	500,000	471,854
Johnson & Johnson
3.375%, 12/5/23	500,000	494,233
2.625%, 1/15/25	750,000	722,583
0.550%, 9/1/25	500,000	446,427
2.450%, 3/1/26	750,000	699,020
2.950%, 3/3/27	2,000,000	1,868,372
0.950%, 9/1/27	625,000	527,308
1.300%, 9/1/30(x)	705,000	559,446
Merck & Co., Inc.
2.900%, 3/7/24	340,000	332,455
2.750%, 2/10/25	1,000,000	958,708
0.750%, 2/24/26	440,000	385,903
1.700%, 6/10/27	600,000	524,456
1.900%, 12/10/28	300,000	251,933
3.400%, 3/7/29	750,000	687,752
1.450%, 6/24/30	895,000	698,334
2.150%, 12/10/31(x)	570,000	458,047
Mylan, Inc.
4.550%, 4/15/28	500,000	442,154
Novartis Capital Corp.
1.750%, 2/14/25	750,000	703,743
2.000%, 2/14/27	750,000	672,946
3.100%, 5/17/27	1,000,000	935,484
Pfizer, Inc.
2.950%, 3/15/24	750,000	736,053
3.400%, 5/15/24	1,500,000	1,473,762
0.800%, 5/28/25	315,000	285,944
2.750%, 6/3/26	1,000,000	939,910
3.600%, 9/15/28(x)	1,350,000	1,271,824
3.450%, 3/15/29	1,000,000	922,107
1.700%, 5/28/30	250,000	200,133
1.750%, 8/18/31	490,000	382,369
Royalty Pharma plc
1.200%, 9/2/25	715,000	630,094
1.750%, 9/2/27	455,000	375,524
2.200%, 9/2/30	415,000	318,763
Sanofi
3.625%, 6/19/28	750,000	699,717
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	2,450,000	2,261,502
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28	1,000,000	967,181
2.050%, 3/31/30	470,000	372,450
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	1,750,000	1,594,112
Viatris, Inc.
1.650%, 6/22/25	535,000	475,427
2.300%, 6/22/27	375,000	307,880
2.700%, 6/22/30(x)	885,000	656,537
Zoetis, Inc.
4.500%, 11/13/25	750,000	736,904
3.000%, 9/12/27	500,000	450,629
3.900%, 8/20/28	350,000	324,208
2.000%, 5/15/30	500,000	397,385

		43,789,501

Total Health Care		144,034,851

Industrials (2.1%)
Aerospace & Defense (0.6%)
Boeing Co. (The)
1.950%, 2/1/24	330,000	316,655
1.433%, 2/4/24	835,000	793,488
2.800%, 3/1/24	500,000	482,360
2.850%, 10/30/24	300,000	284,934
4.875%, 5/1/25	1,430,000	1,395,953
2.600%, 10/30/25(x)	650,000	593,265
2.750%, 2/1/26	600,000	545,675
2.196%, 2/4/26	1,250,000	1,111,676
3.100%, 5/1/26	500,000	456,082
2.250%, 6/15/26(x)	300,000	264,509
2.700%, 2/1/27	365,000	319,662
5.040%, 5/1/27	1,500,000	1,448,838
3.250%, 2/1/28	600,000	524,800
3.450%, 11/1/28(x)	300,000	258,697
3.200%, 3/1/29	500,000	417,595
2.950%, 2/1/30	750,000	602,730
5.150%, 5/1/30(x)	3,000,000	2,770,302
General Dynamics Corp.
2.375%, 11/15/24	500,000	475,561
3.500%, 5/15/25	750,000	725,340
1.150%, 6/1/26	415,000	363,854
2.125%, 8/15/26	750,000	679,068
3.750%, 5/15/28	805,000	756,690
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	1,000,000	807,210
L3Harris Technologies, Inc.
3.950%, 5/28/24(x)	206,000	202,751
3.832%, 4/27/25	200,000	192,842
3.850%, 12/15/26	245,000	231,966
4.400%, 6/15/28	1,750,000	1,646,647
Leidos, Inc.
3.625%, 5/15/25(x)	120,000	115,253
4.375%, 5/15/30	95,000	82,853
Lockheed Martin Corp.
3.550%, 1/15/26	624,000	603,053

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Northrop Grumman Corp.
2.930%, 1/15/25	$1,000,000	$954,967
3.250%, 1/15/28	1,500,000	1,364,544
Precision Castparts Corp.
3.250%, 6/15/25	750,000	722,110
Raytheon Technologies Corp.
3.200%, 3/15/24	1,000,000	980,132
3.950%, 8/16/25	375,000	366,047
3.500%, 3/15/27	715,000	669,687
3.125%, 5/4/27(x)	1,250,000	1,148,364
4.125%, 11/16/28	2,000,000	1,869,747
1.900%, 9/1/31	1,520,000	1,165,342
2.375%, 3/15/32	750,000	588,751
Textron, Inc.
3.875%, 3/1/25	285,000	274,966
4.000%, 3/15/26	175,000	167,711
3.650%, 3/15/27	250,000	229,851

		29,972,528

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	464,210
FedEx Corp.
3.250%, 4/1/26(x)	500,000	472,311
3.400%, 2/15/28(x)	500,000	453,550
4.200%, 10/17/28(x)	500,000	463,391
3.100%, 8/5/29(x)	750,000	641,903
United Parcel Service, Inc.
2.200%, 9/1/24	150,000	143,197
2.800%, 11/15/24(x)	500,000	481,624
3.050%, 11/15/27(x)	750,000	693,719
3.400%, 3/15/29	310,000	285,490
2.500%, 9/1/29	150,000	129,017

		4,228,412

Airlines (0.0%)†
Southwest Airlines Co.
5.250%, 5/4/25	765,000	765,107
3.000%, 11/15/26(x)	250,000	228,033
5.125%, 6/15/27	850,000	832,839
3.450%, 11/16/27(x)	250,000	224,811
2.625%, 2/10/30	350,000	281,691

		2,332,481

Building Products (0.1%)
Carlisle Cos., Inc.
3.500%, 12/1/24	530,000	510,819
Carrier Global Corp.
2.242%, 2/15/25	750,000	701,482
2.493%, 2/15/27	830,000	735,844
2.722%, 2/15/30	1,570,000	1,295,118
Fortune Brands Home & Security, Inc.
4.000%, 6/15/25(x)	350,000	334,680
3.250%, 9/15/29	350,000	290,113
4.000%, 3/25/32	500,000	415,651
Johnson Controls International plc
3.625%, 7/2/24(e)	200,000	194,527
1.750%, 9/15/30	265,000	204,888
2.000%, 9/16/31(x)	585,000	440,676
Lennox International, Inc.
3.000%, 11/15/23	175,000	171,240
1.350%, 8/1/25	135,000	119,862
1.700%, 8/1/27	100,000	83,150
Masco Corp.
1.500%, 2/15/28	375,000	301,745
2.000%, 10/1/30	500,000	375,502
2.000%, 2/15/31	500,000	373,749
Owens Corning
4.200%, 12/1/24	300,000	293,848
3.400%, 8/15/26(x)	285,000	262,650
3.950%, 8/15/29	250,000	224,572

		7,330,116

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2
3.450%, 5/1/25	115,000	110,705
3.700%, 4/1/27	600,000	568,778
4.000%, 5/1/32	500,000	460,082
RELX Capital, Inc.
4.000%, 3/18/29	750,000	691,443
3.000%, 5/22/30	250,000	210,729
4.750%, 5/20/32	105,000	98,629
Republic Services, Inc.
2.500%, 8/15/24	235,000	224,363
0.875%, 11/15/25(x)	200,000	175,565
3.375%, 11/15/27	275,000	251,916
3.950%, 5/15/28	750,000	702,462
Waste Connections, Inc.
3.500%, 5/1/29(x)	750,000	673,450
Waste Management, Inc.
0.750%, 11/15/25	135,000	119,106
3.150%, 11/15/27(x)	750,000	688,423
1.150%, 3/15/28	195,000	159,518
2.000%, 6/1/29(x)	250,000	206,051
4.150%, 4/15/32(x)	1,000,000	923,138

		6,264,358

Construction & Engineering (0.0%)†
Quanta Services, Inc.
0.950%, 10/1/24	160,000	147,848
2.900%, 10/1/30	1,000,000	804,242

		952,090

Electrical Equipment (0.1%)
Eaton Corp.
3.103%, 9/15/27	500,000	456,445
Emerson Electric Co.
3.150%, 6/1/25	350,000	335,455
0.875%, 10/15/26	665,000	570,637
1.800%, 10/15/27	235,000	203,360
2.000%, 12/21/28	600,000	505,770
2.200%, 12/21/31	600,000	477,841
Hubbell, Inc.
3.350%, 3/1/26	750,000	707,191
3.150%, 8/15/27	150,000	135,796
3.500%, 2/15/28	500,000	456,505
2.300%, 3/15/31	290,000	230,647
Rockwell Automation, Inc.
2.875%, 3/1/25	500,000	478,417
3.500%, 3/1/29	300,000	275,854
1.750%, 8/15/31	200,000	153,032

		4,986,950

Industrial Conglomerates (0.2%)
3M Co.
3.250%, 2/14/24	850,000	833,309
2.000%, 2/14/25	500,000	467,888
3.000%, 8/7/25(x)	750,000	710,823
2.250%, 9/19/26	500,000	449,030
2.875%, 10/15/27(x)	500,000	449,361
3.625%, 9/14/28(x)	500,000	458,764
2.375%, 8/26/29	750,000	615,019
Honeywell International, Inc.
2.300%, 8/15/24	500,000	479,892
1.350%, 6/1/25	500,000	458,906
2.500%, 11/1/26	1,000,000	917,227
1.100%, 3/1/27	1,200,000	1,034,205
2.700%, 8/15/29(x)	295,000	258,777
1.950%, 6/1/30	1,000,000	820,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
1.750%, 9/1/31(x)	$960,000	$749,045
Pentair Finance Sarl
4.500%, 7/1/29	250,000	225,797
5.900%, 7/15/32(x)	500,000	472,182
Trane Technologies Luxembourg Finance SA
3.500%, 3/21/26	500,000	471,138
3.800%, 3/21/29	500,000	449,925

		10,321,636

Machinery (0.4%)
Caterpillar, Inc.
3.400%, 5/15/24	715,000	701,189
2.600%, 9/19/29(x)	350,000	301,850
1.900%, 3/12/31	350,000	279,776
CNH Industrial Capital LLC
4.200%, 1/15/24	700,000	689,827
3.950%, 5/23/25	120,000	115,450
1.875%, 1/15/26	875,000	774,339
1.450%, 7/15/26	500,000	430,194
CNH Industrial NV
3.850%, 11/15/27	655,000	594,546
Crane Holdings Co.
4.450%, 12/15/23	400,000	397,109
Cummins, Inc.
3.650%, 10/1/23(x)	500,000	495,759
0.750%, 9/1/25(x)	165,000	147,420
Dover Corp.
3.150%, 11/15/25	250,000	234,726
2.950%, 11/4/29	105,000	89,842
Fortive Corp.
3.150%, 6/15/26	1,500,000	1,384,471
IDEX Corp.
3.000%, 5/1/30	250,000	210,283
Illinois Tool Works, Inc.
3.500%, 3/1/24	1,000,000	983,880
2.650%, 11/15/26	950,000	883,036
Kennametal, Inc.
4.625%, 6/15/28	250,000	231,116
nVent Finance Sarl
2.750%, 11/15/31(x)	500,000	374,210
Oshkosh Corp.
4.600%, 5/15/28	250,000	230,281
Otis Worldwide Corp.
2.056%, 4/5/25	1,030,000	953,933
2.293%, 4/5/27(x)	800,000	705,907
2.565%, 2/15/30	925,000	754,403
Parker-Hannifin Corp.
2.700%, 6/14/24	165,000	158,632
3.650%, 6/15/24	715,000	698,715
3.300%, 11/21/24	600,000	576,515
4.250%, 9/15/27	355,000	337,857
3.250%, 6/14/29(x)	270,000	236,872
4.500%, 9/15/29(x)	250,000	237,704
Stanley Black & Decker, Inc.
2.300%, 2/24/25(x)	265,000	249,393
3.400%, 3/1/26	355,000	336,985
4.250%, 11/15/28	350,000	330,688
3.000%, 5/15/32(x)	285,000	232,861
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.000%, 3/15/60(k)	310,000	276,858
Westinghouse Air Brake Technologies Corp.
4.400%, 3/15/24(e)	750,000	733,748
3.200%, 6/15/25	180,000	168,448
3.450%, 11/15/26	500,000	451,250
4.950%, 9/15/28(e)	750,000	693,750
Xylem, Inc.
3.250%, 11/1/26	570,000	525,140
1.950%, 1/30/28	350,000	296,947

		18,505,910

Professional Services (0.0%)†
Equifax, Inc.
2.600%, 12/1/24	250,000	237,105
5.100%, 12/15/27	565,000	546,613
Thomson Reuters Corp.
4.300%, 11/23/23	500,000	496,676
3.350%, 5/15/26	570,000	535,438
Verisk Analytics, Inc.
4.000%, 6/15/25	400,000	387,327
4.125%, 3/15/29	500,000	456,425

		2,659,584

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
3.750%, 4/1/24	250,000	246,743
3.400%, 9/1/24	500,000	489,746
3.000%, 4/1/25	750,000	719,955
3.650%, 9/1/25(x)	500,000	483,850
3.250%, 6/15/27	400,000	375,849
Canadian National Railway Co.
2.950%, 11/21/24(x)	250,000	240,787
3.850%, 8/5/32	500,000	457,319
Canadian Pacific Railway Co.
1.350%, 12/2/24(x)	570,000	527,721
2.900%, 2/1/25	1,000,000	951,181
1.750%, 12/2/26	290,000	254,898
2.050%, 3/5/30	180,000	144,088
2.450%, 12/2/31	335,000	268,053
CSX Corp.
3.350%, 11/1/25	500,000	475,998
2.600%, 11/1/26	750,000	683,075
3.250%, 6/1/27	550,000	506,579
JB Hunt Transport Services, Inc.
3.875%, 3/1/26	500,000	477,308
Kansas City Southern
2.875%, 11/15/29	310,000	264,060
Norfolk Southern Corp.
2.900%, 6/15/26	500,000	464,392
3.150%, 6/1/27(x)	365,000	334,265
2.550%, 11/1/29	500,000	421,008
Ryder System, Inc.
3.875%, 12/1/23	250,000	246,078
3.650%, 3/18/24	350,000	342,558
2.500%, 9/1/24	385,000	367,651
3.350%, 9/1/25	500,000	472,696
1.750%, 9/1/26	310,000	275,663
2.900%, 12/1/26	220,000	198,772
2.850%, 3/1/27	145,000	129,252
4.300%, 6/15/27	250,000	236,435
Union Pacific Corp.
3.646%, 2/15/24(x)	500,000	492,681
3.150%, 3/1/24	200,000	196,046
3.750%, 7/15/25	625,000	609,134
3.250%, 8/15/25	250,000	240,461
2.750%, 3/1/26	250,000	232,996
2.150%, 2/5/27	500,000	446,286
3.700%, 3/1/29	530,000	491,450
2.400%, 2/5/30	430,000	359,598
2.375%, 5/20/31(x)	470,000	382,006

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.800%, 2/14/32	$350,000	$290,610

		14,797,248

Trading Companies & Distributors (0.2%)
Air Lease Corp.
0.800%, 8/18/24	415,000	378,308
4.250%, 9/15/24	1,000,000	973,888
2.300%, 2/1/25	350,000	321,466
3.375%, 7/1/25	235,000	220,148
2.875%, 1/15/26	790,000	709,192
3.750%, 6/1/26	375,000	343,938
1.875%, 8/15/26	375,000	317,384
2.200%, 1/15/27	750,000	634,437
2.100%, 9/1/28	455,000	355,987
3.000%, 2/1/30	250,000	197,970
3.125%, 12/1/30	350,000	275,104
2.875%, 1/15/32	750,000	567,829
Aircastle Ltd.
4.400%, 9/25/23	500,000	493,593
4.125%, 5/1/24	465,000	448,403
4.250%, 6/15/26	235,000	212,341
GATX Corp.
4.350%, 2/15/24(x)	1,000,000	987,549
3.250%, 3/30/25	400,000	377,557
WW Grainger, Inc.
1.850%, 2/15/25	350,000	325,822

		8,140,916

Total Industrials		110,492,229

Information Technology (3.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
3.500%, 6/15/25	425,000	413,951
2.950%, 2/28/26	750,000	711,257
Juniper Networks, Inc.
1.200%, 12/10/25	210,000	183,265
3.750%, 8/15/29	500,000	432,278
2.000%, 12/10/30	320,000	235,556
Motorola Solutions, Inc.
4.600%, 2/23/28	550,000	517,673
4.600%, 5/23/29	350,000	322,177
2.750%, 5/24/31	1,500,000	1,145,761
5.600%, 6/1/32	500,000	476,410

		4,438,328

Electronic Equipment, Instruments & Components (0.3%)
Allegion US Holding Co., Inc.
3.200%, 10/1/24	500,000	477,912
3.550%, 10/1/27	500,000	444,485
5.411%, 7/1/32	200,000	185,225
Amphenol Corp.
3.200%, 4/1/24	250,000	244,083
2.050%, 3/1/25	1,000,000	933,259
2.200%, 9/15/31	440,000	340,268
Arrow Electronics, Inc.
3.250%, 9/8/24	300,000	288,311
Avnet, Inc.
4.625%, 4/15/26	500,000	480,890
3.000%, 5/15/31	500,000	377,809
5.500%, 6/1/32	100,000	90,960
CDW LLC
2.670%, 12/1/26	715,000	619,905
3.276%, 12/1/28	535,000	439,497
3.569%, 12/1/31(x)	750,000	585,360
Flex Ltd.
4.750%, 6/15/25(x)	800,000	783,250
3.750%, 2/1/26	500,000	465,250
4.875%, 6/15/29	350,000	316,203
4.875%, 5/12/30	665,000	598,833
Jabil, Inc.
1.700%, 4/15/26	185,000	160,408
4.250%, 5/15/27	375,000	348,751
3.950%, 1/12/28	270,000	244,391
3.600%, 1/15/30	150,000	125,212
Keysight Technologies, Inc.
4.550%, 10/30/24	600,000	592,033
4.600%, 4/6/27	465,000	450,873
3.000%, 10/30/29(x)	250,000	211,224
Teledyne Technologies, Inc.
0.950%, 4/1/24	500,000	467,072
1.600%, 4/1/26	500,000	432,069
2.250%, 4/1/28	500,000	418,622
Trimble, Inc.
4.750%, 12/1/24(x)	350,000	345,511
4.900%, 6/15/28	450,000	421,868
Tyco Electronics Group SA
3.450%, 8/1/24	335,000	326,636
3.700%, 2/15/26	250,000	240,729
3.125%, 8/15/27	365,000	334,159
2.500%, 2/4/32	85,000	68,901
Vontier Corp.
1.800%, 4/1/26	310,000	263,522
2.400%, 4/1/28	500,000	390,435

		13,513,916

IT Services (0.8%)
Amdocs Ltd.
2.538%, 6/15/30	500,000	394,721
Automatic Data Processing, Inc.
3.375%, 9/15/25	500,000	484,452
1.700%, 5/15/28	485,000	415,730
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	350,000	325,403
2.900%, 12/1/29	500,000	416,740
2.600%, 5/1/31	1,000,000	791,879
DXC Technology Co.
1.800%, 9/15/26	750,000	642,968
2.375%, 9/15/28	750,000	614,083
Fidelity National Information Services, Inc.
0.600%, 3/1/24(x)	200,000	187,659
4.500%, 7/15/25	280,000	273,954
1.150%, 3/1/26	325,000	281,487
4.700%, 7/15/27(x)	500,000	480,542
1.650%, 3/1/28(x)	215,000	175,678
2.250%, 3/1/31(x)	600,000	463,707
5.100%, 7/15/32(x)	500,000	468,356
Fiserv, Inc.
3.800%, 10/1/23	375,000	371,370
2.750%, 7/1/24	1,350,000	1,297,082
3.850%, 6/1/25(x)	1,500,000	1,442,229
3.200%, 7/1/26	250,000	229,998
2.250%, 6/1/27(x)	1,000,000	862,104
4.200%, 10/1/28	465,000	430,056
3.500%, 7/1/29	890,000	774,250
2.650%, 6/1/30(x)	1,500,000	1,211,721
Genpact Luxembourg Sarl
3.375%, 12/1/24	250,000	239,440
1.750%, 4/10/26	200,000	175,680
Global Payments, Inc.
1.500%, 11/15/24	275,000	252,942
2.650%, 2/15/25	750,000	699,214
1.200%, 3/1/26(x)	560,000	481,229
4.800%, 4/1/26	1,000,000	965,798

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.150%, 1/15/27	$500,000	$429,046
4.950%, 8/15/27	315,000	300,086
4.450%, 6/1/28(x)	500,000	458,333
3.200%, 8/15/29	750,000	625,273
5.300%, 8/15/29(x)	300,000	282,923
2.900%, 5/15/30	235,000	187,227
2.900%, 11/15/31	500,000	381,644
5.400%, 8/15/32	500,000	460,993
International Business Machines Corp.
3.625%, 2/12/24	1,000,000	984,346
3.000%, 5/15/24	2,750,000	2,676,239
4.000%, 7/27/25	500,000	489,136
3.450%, 2/19/26	1,000,000	952,426
3.300%, 5/15/26	1,500,000	1,409,588
3.300%, 1/27/27(x)	1,095,000	1,020,768
2.200%, 2/9/27	185,000	164,724
1.700%, 5/15/27	405,000	350,090
4.150%, 7/27/27	500,000	486,168
1.950%, 5/15/30	220,000	174,766
2.720%, 2/9/32	380,000	310,165
4.400%, 7/27/32	500,000	461,830
Mastercard, Inc.
3.375%, 4/1/24	1,000,000	983,929
2.000%, 3/3/25(x)	500,000	470,865
2.950%, 11/21/26	1,150,000	1,075,985
3.500%, 2/26/28	140,000	131,639
2.950%, 6/1/29	700,000	618,986
1.900%, 3/15/31(x)	1,200,000	956,843
2.000%, 11/18/31	500,000	393,354
PayPal Holdings, Inc.
2.400%, 10/1/24	535,000	511,138
1.650%, 6/1/25	1,000,000	921,694
2.650%, 10/1/26	335,000	307,764
3.900%, 6/1/27	180,000	173,976
2.300%, 6/1/30	1,000,000	814,677
4.400%, 6/1/32(x)	500,000	463,713
Visa, Inc.
3.150%, 12/14/25	3,450,000	3,294,657
0.750%, 8/15/27(x)	465,000	388,162
2.750%, 9/15/27	300,000	274,664
Western Union Co. (The)
2.850%, 1/10/25(x)	125,000	118,042
1.350%, 3/15/26	350,000	301,485
2.750%, 3/15/31	350,000	263,378

		40,921,194

Semiconductors & Semiconductor Equipment (0.8%)
Advanced Micro Devices, Inc.
3.924%, 6/1/32	65,000	58,753
Analog Devices, Inc.
3.500%, 12/5/26	500,000	474,988
1.700%, 10/1/28(x)	340,000	282,397
2.100%, 10/1/31	435,000	343,659
Applied Materials, Inc.
1.750%, 6/1/30	585,000	461,953
Broadcom, Inc.
3.459%, 9/15/26	260,000	241,324
1.950%, 2/15/28§	515,000	423,272
4.110%, 9/15/28	3,692,000	3,337,183
4.000%, 4/15/29§	250,000	220,430
5.000%, 4/15/30	4,500,000	4,173,245
2.450%, 2/15/31§	1,250,000	939,942
4.150%, 4/15/32§	200,000	168,618
Intel Corp.
3.700%, 7/29/25	1,795,000	1,747,887
2.600%, 5/19/26(x)	500,000	464,445
3.150%, 5/11/27(x)	2,000,000	1,859,767
3.750%, 8/5/27(x)	500,000	476,108
1.600%, 8/12/28	405,000	336,351
4.000%, 8/5/29	500,000	463,860
2.450%, 11/15/29(x)	1,605,000	1,344,470
3.900%, 3/25/30	1,000,000	915,544
2.000%, 8/12/31	750,000	581,744
4.150%, 8/5/32(x)	500,000	456,442
KLA Corp.
4.100%, 3/15/29	625,000	594,118
4.650%, 7/15/32	440,000	423,709
Lam Research Corp.
3.800%, 3/15/25	350,000	342,057
3.750%, 3/15/26	750,000	719,761
4.000%, 3/15/29	530,000	496,574
Marvell Technology, Inc.
1.650%, 4/15/26	335,000	293,439
2.450%, 4/15/28	335,000	277,512
4.875%, 6/22/28	350,000	327,801
2.950%, 4/15/31	290,000	224,486
Maxim Integrated Products, Inc.
3.450%, 6/15/27	500,000	463,959
Micron Technology, Inc.
4.975%, 2/6/26	350,000	341,267
4.185%, 2/15/27	375,000	350,850
5.327%, 2/6/29	350,000	332,360
2.703%, 4/15/32	220,000	160,351
NVIDIA Corp.
0.584%, 6/14/24	760,000	710,003
3.200%, 9/16/26	850,000	807,803
1.550%, 6/15/28	1,000,000	826,445
2.000%, 6/15/31	1,000,000	787,296
NXP BV
4.875%, 3/1/24	500,000	495,240
2.700%, 5/1/25(x)	100,000	92,737
5.350%, 3/1/26	500,000	494,375
3.875%, 6/18/26	500,000	468,125
3.150%, 5/1/27	165,000	146,966
4.400%, 6/1/27	115,000	108,768
5.550%, 12/1/28	335,000	327,881
4.300%, 6/18/29	750,000	674,766
3.400%, 5/1/30	1,215,000	1,017,295
2.500%, 5/11/31	500,000	374,469
Qorvo, Inc.
1.750%, 12/15/24§	220,000	201,584
QUALCOMM, Inc.
2.900%, 5/20/24	1,000,000	973,537
3.250%, 5/20/27(x)	1,500,000	1,405,192
2.150%, 5/20/30(x)	500,000	411,881
4.250%, 5/20/32	260,000	246,332
Texas Instruments, Inc.
2.625%, 5/15/24	216,000	210,055
1.375%, 3/12/25	105,000	97,264
1.125%, 9/15/26(x)	335,000	294,880
2.900%, 11/3/27	355,000	323,428
2.250%, 9/4/29	320,000	269,874
1.900%, 9/15/31(x)	600,000	473,420
3.650%, 8/16/32	140,000	126,718
TSMC Arizona Corp.
3.875%, 4/22/27	460,000	438,247
4.125%, 4/22/29	500,000	471,335
4.250%, 4/22/32	345,000	318,952
Xilinx, Inc.
2.950%, 6/1/24	650,000	633,099

		39,348,593

Software (0.6%)
Adobe, Inc.
1.900%, 2/1/25(x)	470,000	442,081
2.150%, 2/1/27	465,000	418,589

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Autodesk, Inc.
4.375%, 6/15/25	$600,000	$591,447
3.500%, 6/15/27	1,000,000	924,073
2.850%, 1/15/30	195,000	163,473
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	172,930
Fortinet, Inc.
1.000%, 3/15/26	185,000	158,769
2.200%, 3/15/31	125,000	94,003
Intuit, Inc.
0.950%, 7/15/25(x)	250,000	225,020
1.350%, 7/15/27	165,000	139,806
Microsoft Corp.
2.875%, 2/6/24	335,000	328,556
2.700%, 2/12/25(x)	1,500,000	1,438,206
2.400%, 8/8/26	3,260,000	3,018,720
3.300%, 2/6/27	1,000,000	962,133
Oracle Corp.
3.400%, 7/8/24	2,000,000	1,954,670
2.950%, 11/15/24	750,000	715,780
2.950%, 5/15/25	3,000,000	2,817,857
1.650%, 3/25/26	680,000	596,451
2.650%, 7/15/26	2,805,000	2,523,052
3.250%, 11/15/27	1,000,000	890,112
2.300%, 3/25/28	1,070,000	894,301
2.950%, 4/1/30	5,000,000	4,016,818
Roper Technologies, Inc.
2.350%, 9/15/24	165,000	157,236
1.000%, 9/15/25	310,000	273,575
3.850%, 12/15/25	125,000	119,150
3.800%, 12/15/26	285,000	270,368
1.400%, 9/15/27	375,000	307,068
2.950%, 9/15/29	210,000	177,001
2.000%, 6/30/30	440,000	341,491
Salesforce, Inc.
0.625%, 7/15/24	415,000	387,168
3.700%, 4/11/28	375,000	355,935
1.500%, 7/15/28(x)	650,000	546,582
1.950%, 7/15/31(x)	1,200,000	943,001
ServiceNow, Inc.
1.400%, 9/1/30	2,000,000	1,479,325
VMware, Inc.
1.000%, 8/15/24	470,000	434,382
1.400%, 8/15/26	310,000	265,855
3.900%, 8/21/27	2,050,000	1,889,825
1.800%, 8/15/28	405,000	321,106

		31,755,915

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
3.000%, 2/9/24(x)	495,000	486,051
3.450%, 5/6/24	1,500,000	1,476,201
2.850%, 5/11/24	750,000	731,342
1.800%, 9/11/24	750,000	713,190
2.750%, 1/13/25	750,000	721,842
2.500%, 2/9/25	1,000,000	955,710
1.125%, 5/11/25	500,000	458,485
0.550%, 8/20/25(x)	1,000,000	895,158
0.700%, 2/8/26(x)	1,000,000	880,421
2.450%, 8/4/26	1,675,000	1,544,808
2.050%, 9/11/26	750,000	682,403
3.350%, 2/9/27	1,500,000	1,432,629
3.200%, 5/11/27	923,000	869,257
3.000%, 6/20/27(x)	2,060,000	1,933,552
3.000%, 11/13/27	2,250,000	2,078,199
1.200%, 2/8/28	1,000,000	837,189
1.400%, 8/5/28	1,000,000	834,579
3.250%, 8/8/29(x)	750,000	686,451
2.200%, 9/11/29	750,000	638,812
1.650%, 5/11/30	440,000	355,070
1.250%, 8/20/30	1,000,000	773,212
1.650%, 2/8/31	2,000,000	1,576,669
1.700%, 8/5/31(x)	1,000,000	783,705
3.350%, 8/8/32(x)	750,000	669,493
Dell International LLC
4.000%, 7/15/24	500,000	489,773
5.850%, 7/15/25	1,000,000	1,007,047
6.020%, 6/15/26	2,445,000	2,456,910
4.900%, 10/1/26	1,300,000	1,256,834
5.300%, 10/1/29	1,500,000	1,401,354
Hewlett Packard Enterprise Co.
1.450%, 4/1/24	600,000	569,712
4.900%, 10/15/25(e)	1,500,000	1,486,302
1.750%, 4/1/26	600,000	536,287
HP, Inc.
2.200%, 6/17/25	750,000	691,018
1.450%, 6/17/26	750,000	644,963
3.000%, 6/17/27(x)	750,000	666,593
4.750%, 1/15/28	500,000	469,028
4.000%, 4/15/29	500,000	440,823
3.400%, 6/17/30	750,000	606,752
2.650%, 6/17/31	750,000	547,936
4.200%, 4/15/32	500,000	405,252
NetApp, Inc.
3.300%, 9/29/24	500,000	483,807
1.875%, 6/22/25	215,000	196,115
2.375%, 6/22/27	300,000	264,271
2.700%, 6/22/30(x)	300,000	243,571
Teledyne FLIR LLC
2.500%, 8/1/30	250,000	195,151
Western Digital Corp.
2.850%, 2/1/29	500,000	388,154

		38,462,081

Total Information Technology		168,440,027

Materials (0.8%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.
3.350%, 7/31/24(x)	750,000	735,024
1.500%, 10/15/25	130,000	117,954
1.850%, 5/15/27	195,000	170,937
2.050%, 5/15/30	125,000	102,652
Albemarle Corp.
4.650%, 6/1/27(x)	250,000	238,700
5.050%, 6/1/32	250,000	230,477
Cabot Corp.
4.000%, 7/1/29	500,000	436,276
5.000%, 6/30/32	200,000	179,486
Celanese US Holdings LLC
3.500%, 5/8/24	300,000	288,463
5.900%, 7/5/24	500,000	495,026
6.050%, 3/15/25	500,000	488,774
1.400%, 8/5/26	250,000	203,319
6.165%, 7/15/27	500,000	472,837
6.330%, 7/15/29	500,000	467,106
6.379%, 7/15/32	500,000	461,610
Dow Chemical Co. (The)
4.800%, 11/30/28	500,000	475,430
DuPont de Nemours, Inc.
4.493%, 11/15/25	1,150,000	1,126,101
4.725%, 11/15/28	2,000,000	1,907,544
Ecolab, Inc.
0.900%, 12/15/23	335,000	321,076
2.700%, 11/1/26	215,000	199,912
1.650%, 2/1/27	1,000,000	877,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
EI du Pont de Nemours & Co.
1.700%, 7/15/25	$145,000	$133,166
FMC Corp.
4.100%, 2/1/24	1,500,000	1,476,528
3.200%, 10/1/26	350,000	319,524
International Flavors & Fragrances, Inc.
4.450%, 9/26/28	385,000	353,968
Linde, Inc.
3.200%, 1/30/26	350,000	335,173
1.100%, 8/10/30(x)	500,000	376,799
LYB International Finance III LLC
1.250%, 10/1/25	241,000	211,862
2.250%, 10/1/30(x)	270,000	210,539
Mosaic Co. (The)
4.250%, 11/15/23	1,000,000	991,669
4.050%, 11/15/27	750,000	698,315
NewMarket Corp.
2.700%, 3/18/31	500,000	382,494
Nutrien Ltd.
4.000%, 12/15/26	500,000	473,668
4.200%, 4/1/29	280,000	260,902
2.950%, 5/13/30	500,000	417,957
PPG Industries, Inc.
2.400%, 8/15/24(x)	250,000	239,649
1.200%, 3/15/26	510,000	444,782
2.800%, 8/15/29(x)	250,000	214,261
RPM International, Inc.
3.750%, 3/15/27	350,000	319,929
4.550%, 3/1/29	500,000	455,601
2.950%, 1/15/32	470,000	361,937
Sherwin-Williams Co. (The)
3.125%, 6/1/24	575,000	558,251
4.050%, 8/8/24	175,000	172,084
4.250%, 8/8/25	175,000	170,827
3.950%, 1/15/26(x)	500,000	482,830
3.450%, 6/1/27	750,000	691,947
2.950%, 8/15/29	500,000	427,074
Westlake Corp.
0.875%, 8/15/24	135,000	125,991
3.600%, 8/15/26	500,000	465,951
3.375%, 6/15/30	280,000	236,715

		22,007,072

Construction Materials (0.1%)
Eagle Materials, Inc.
2.500%, 7/1/31	375,000	273,221
Martin Marietta Materials, Inc.
4.250%, 7/2/24	285,000	280,874
3.450%, 6/1/27	321,000	296,153
3.500%, 12/15/27	500,000	459,379
2.400%, 7/15/31(x)	250,000	192,849
Series CB
2.500%, 3/15/30	235,000	188,484
Vulcan Materials Co.
4.500%, 4/1/25	1,250,000	1,224,859
3.900%, 4/1/27	130,000	122,027

		3,037,846

Containers & Packaging (0.1%)
Amcor Flexibles North America, Inc.
4.000%, 5/17/25	165,000	158,437
3.100%, 9/15/26	500,000	456,631
2.630%, 6/19/30	220,000	173,922
2.690%, 5/25/31	490,000	382,637
Avery Dennison Corp.
0.850%, 8/15/24(x)	290,000	268,811
4.875%, 12/6/28	300,000	286,678
Berry Global, Inc.
0.950%, 2/15/24	300,000	281,790
1.570%, 1/15/26	1,125,000	979,526
1.650%, 1/15/27	500,000	414,910
Packaging Corp. of America
3.400%, 12/15/27	360,000	326,996
Sonoco Products Co.
1.800%, 2/1/25	395,000	363,391
2.250%, 2/1/27(x)	415,000	361,973
WRKCo., Inc.
3.000%, 9/15/24	500,000	477,965
3.750%, 3/15/25	500,000	480,504
4.650%, 3/15/26	550,000	536,863
4.000%, 3/15/28	500,000	460,263
3.900%, 6/1/28	175,000	160,588

		6,571,885

Metals & Mining (0.1%)
AngloGold Ashanti Holdings plc
3.375%, 11/1/28	385,000	312,620
3.750%, 10/1/30	200,000	155,662
Freeport-McMoRan, Inc.
4.550%, 11/14/24(x)	1,500,000	1,477,612
4.625%, 8/1/30	1,500,000	1,315,868
Nucor Corp.
3.950%, 5/23/25	140,000	135,723
2.000%, 6/1/25	100,000	92,024
4.300%, 5/23/27	500,000	480,676
3.950%, 5/1/28	1,350,000	1,245,879
Reliance Steel & Aluminum Co.
1.300%, 8/15/25	310,000	275,752
2.150%, 8/15/30	275,000	209,501
Southern Copper Corp.
3.875%, 4/23/25	300,000	285,562
Steel Dynamics, Inc.
2.800%, 12/15/24	500,000	475,423
2.400%, 6/15/25	465,000	429,597
1.650%, 10/15/27	190,000	155,667
Vale Overseas Ltd.
3.750%, 7/8/30	1,190,000	958,456

		8,006,022

Paper & Forest Products (0.1%)
Fibria Overseas Finance Ltd.
5.500%, 1/17/27(x)	625,000	597,383
Suzano Austria GmbH
2.500%, 9/15/28	210,000	163,653
6.000%, 1/15/29	1,000,000	933,000
5.000%, 1/15/30	2,000,000	1,729,350

		3,423,386

Total Materials		43,046,211

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Agree LP (REIT)
2.000%, 6/15/28	320,000	258,742
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25(x)	750,000	719,227
3.800%, 4/15/26	250,000	237,771
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	460,599
2.375%, 7/15/31	160,000	120,465

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 4/15/32	$350,000	$287,813
American Tower Corp. (REIT)
0.600%, 1/15/24(x)	280,000	264,192
5.000%, 2/15/24	1,000,000	999,104
3.375%, 5/15/24	500,000	486,750
2.950%, 1/15/25	750,000	710,674
2.400%, 3/15/25	500,000	464,918
1.300%, 9/15/25	350,000	309,949
1.600%, 4/15/26(x)	600,000	522,880
1.450%, 9/15/26	500,000	426,012
2.750%, 1/15/27	350,000	308,955
3.650%, 3/15/27	400,000	365,701
1.500%, 1/31/28	350,000	279,805
3.950%, 3/15/29	500,000	446,291
2.900%, 1/15/30	240,000	197,092
2.100%, 6/15/30	250,000	190,558
1.875%, 10/15/30	2,500,000	1,851,427
2.700%, 4/15/31	600,000	470,939
2.300%, 9/15/31(x)	355,000	266,263
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23	100,000	99,437
3.500%, 11/15/25	250,000	237,964
2.950%, 5/11/26	1,000,000	921,400
2.900%, 10/15/26	250,000	228,324
3.350%, 5/15/27	175,000	160,057
1.900%, 12/1/28	1,250,000	1,026,916
Boston Properties LP (REIT)
3.200%, 1/15/25	1,750,000	1,667,141
3.400%, 6/21/29	750,000	634,491
3.250%, 1/30/31	1,500,000	1,217,970
Brandywine Operating Partnership LP (REIT)
4.100%, 10/1/24	250,000	241,685
3.950%, 11/15/27	300,000	264,302
4.550%, 10/1/29	250,000	223,057
Brixmor Operating Partnership LP (REIT)
3.650%, 6/15/24	300,000	289,725
3.850%, 2/1/25	355,000	338,471
4.125%, 6/15/26	275,000	256,828
3.900%, 3/15/27	250,000	227,232
2.250%, 4/1/28	175,000	141,685
4.125%, 5/15/29	375,000	322,215
4.050%, 7/1/30	375,000	318,129
2.500%, 8/16/31	250,000	181,984
Camden Property Trust (REIT)
4.100%, 10/15/28(x)	215,000	200,899
Corporate Office Properties LP (REIT)
2.250%, 3/15/26	270,000	235,227
2.000%, 1/15/29	425,000	319,336
Crown Castle, Inc. (REIT)
3.200%, 9/1/24(x)	500,000	483,409
1.350%, 7/15/25	100,000	89,662
4.450%, 2/15/26	2,165,000	2,089,747
3.700%, 6/15/26	165,000	154,578
1.050%, 7/15/26	750,000	635,696
2.900%, 3/15/27	970,000	861,511
3.650%, 9/1/27	750,000	679,015
CubeSmart LP (REIT)
3.125%, 9/1/26	250,000	228,310
2.250%, 12/15/28(x)	500,000	403,262
4.375%, 2/15/29	150,000	138,284
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	1,500,000	1,373,557
5.550%, 1/15/28	500,000	495,363
Duke Realty LP (REIT)
3.250%, 6/30/26	750,000	691,761
3.375%, 12/15/27	680,000	613,746
4.000%, 9/15/28	300,000	277,600
2.875%, 11/15/29	185,000	157,584
1.750%, 7/1/30	200,000	155,799
2.250%, 1/15/32	500,000	390,203
Equinix, Inc. (REIT)
2.625%, 11/18/24	635,000	596,900
1.250%, 7/15/25	265,000	237,307
1.000%, 9/15/25(x)	750,000	659,047
1.450%, 5/15/26(x)	350,000	303,188
2.900%, 11/18/26	455,000	407,907
1.800%, 7/15/27	215,000	178,719
1.550%, 3/15/28	375,000	301,875
2.000%, 5/15/28	350,000	286,029
3.200%, 11/18/29	455,000	384,935
2.150%, 7/15/30	1,000,000	769,620
2.500%, 5/15/31	750,000	576,164
3.900%, 4/15/32	500,000	425,183
ERP Operating LP (REIT)
3.375%, 6/1/25(x)	1,000,000	951,540
3.250%, 8/1/27	355,000	318,767
4.150%, 12/1/28	300,000	277,024
1.850%, 8/1/31	200,000	152,551
Essex Portfolio LP (REIT)
3.500%, 4/1/25(x)	650,000	623,561
3.375%, 4/15/26	250,000	233,756
1.700%, 3/1/28	625,000	508,537
4.000%, 3/1/29	500,000	455,582
Extra Space Storage LP (REIT)
3.900%, 4/1/29	165,000	147,480
Federal Realty Investment Trust (REIT)
3.950%, 1/15/24	250,000	246,512
1.250%, 2/15/26	250,000	218,904
3.250%, 7/15/27	500,000	452,496
3.200%, 6/15/29	500,000	426,617
GLP Capital LP (REIT)
5.375%, 11/1/23	380,000	372,495
3.350%, 9/1/24(x)	570,000	540,782
5.250%, 6/1/25	505,000	488,744
5.375%, 4/15/26	750,000	717,382
5.750%, 6/1/28	385,000	361,900
3.250%, 1/15/32	250,000	188,890
Healthcare Realty Holdings LP (REIT)
3.500%, 8/1/26	425,000	394,516
Healthpeak Properties, Inc. (REIT)
3.400%, 2/1/25	31,000	29,646
3.250%, 7/15/26	175,000	162,913
1.350%, 2/1/27	1,000,000	844,988
2.125%, 12/1/28(x)	795,000	653,544
3.500%, 7/15/29	200,000	175,506
Host Hotels & Resorts LP (REIT)
3.875%, 4/1/24	1,000,000	972,395
Series E
4.000%, 6/15/25	310,000	294,062
Hudson Pacific Properties LP (REIT)
5.950%, 2/15/28	600,000	574,350
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	375,000	300,702
4.150%, 4/15/32(x)	250,000	211,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Kilroy Realty LP (REIT)
3.450%, 12/15/24	$350,000	$335,013
4.375%, 10/1/25	400,000	383,458
4.750%, 12/15/28	350,000	319,664
Kimco Realty Corp. (REIT)
2.700%, 3/1/24	250,000	242,452
3.300%, 2/1/25	610,000	586,731
1.900%, 3/1/28	200,000	163,344
Kite Realty Group LP (REIT)
4.000%, 10/1/26(x)	250,000	230,246
Life Storage LP (REIT)
3.875%, 12/15/27	400,000	363,364
4.000%, 6/15/29	500,000	440,868
2.400%, 10/15/31	350,000	262,066
LifeStorage LP (REIT)
3.500%, 7/1/26	500,000	466,918
Mid-America Apartments LP (REIT)
4.300%, 10/15/23	175,000	173,690
3.750%, 6/15/24(x)	450,000	439,760
4.000%, 11/15/25	350,000	337,051
1.100%, 9/15/26	165,000	140,246
3.600%, 6/1/27	500,000	465,173
3.950%, 3/15/29	750,000	683,994
National Health Investors, Inc. (REIT)
3.000%, 2/1/31	150,000	108,506
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	500,000	488,559
4.000%, 11/15/25	200,000	190,945
3.600%, 12/15/26	250,000	227,767
4.300%, 10/15/28	665,000	610,128
Office Properties Income Trust (REIT)
4.250%, 5/15/24(x)	1,100,000	1,011,621
4.500%, 2/1/25	250,000	228,133
2.650%, 6/15/26	200,000	150,610
2.400%, 2/1/27	500,000	367,156
Omega Healthcare Investors, Inc. (REIT)
4.500%, 1/15/25	450,000	439,289
Physicians Realty LP (REIT)
4.300%, 3/15/27	250,000	233,913
Piedmont Operating Partnership LP (REIT)
4.450%, 3/15/24	500,000	492,410
3.150%, 8/15/30	500,000	387,836
Prologis LP (REIT)
3.250%, 10/1/26(x)	300,000	279,893
2.125%, 4/15/27	500,000	442,022
4.375%, 2/1/29	155,000	146,636
Public Storage (REIT)
0.875%, 2/15/26	250,000	218,513
1.500%, 11/9/26	250,000	221,472
3.094%, 9/15/27	300,000	274,489
1.850%, 5/1/28(x)	280,000	236,890
1.950%, 11/9/28	415,000	345,903
3.385%, 5/1/29	320,000	287,465
2.300%, 5/1/31	280,000	223,513
2.250%, 11/9/31	310,000	243,560
Realty Income Corp. (REIT)
4.600%, 2/6/24(x)	400,000	398,776
3.875%, 4/15/25	750,000	727,346
4.625%, 11/1/25	500,000	491,449
0.750%, 3/15/26	390,000	334,333
4.875%, 6/1/26	485,000	477,277
4.125%, 10/15/26	725,000	693,978
3.950%, 8/15/27	320,000	299,871
2.200%, 6/15/28	500,000	421,350
3.250%, 6/15/29	350,000	306,861
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	335,372
4.125%, 3/15/28	500,000	459,193
2.950%, 9/15/29	250,000	207,166
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	250,000	192,019
2.150%, 9/1/31	200,000	149,740
Sabra Health Care LP (REIT)
3.900%, 10/15/29	750,000	614,385
Simon Property Group LP (REIT)
2.000%, 9/13/24(x)	500,000	472,175
3.500%, 9/1/25	820,000	783,686
3.250%, 11/30/26	500,000	461,876
3.375%, 6/15/27(x)	1,750,000	1,602,689
3.375%, 12/1/27	750,000	678,971
1.750%, 2/1/28	500,000	414,894
2.450%, 9/13/29	750,000	605,755
2.650%, 7/15/30	500,000	403,507
SITE Centers Corp. (REIT)
3.625%, 2/1/25	216,000	204,190
4.700%, 6/1/27	165,000	151,854
Spirit Realty LP (REIT)
3.200%, 1/15/27	500,000	438,859
2.100%, 3/15/28	500,000	397,478
4.000%, 7/15/29	225,000	192,838
STORE Capital Corp. (REIT)
4.500%, 3/15/28	275,000	260,488
4.625%, 3/15/29	250,000	238,749
2.750%, 11/18/30	250,000	220,158
2.700%, 12/1/31	500,000	437,792
Sun Communities Operating LP (REIT)
2.300%, 11/1/28	310,000	249,588
2.700%, 7/15/31	185,000	139,321
4.200%, 4/15/32	250,000	209,270
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	448,653
2.750%, 9/1/31	200,000	141,656
UDR, Inc. (REIT)
2.950%, 9/1/26	125,000	112,989
3.500%, 7/1/27	350,000	319,220
3.200%, 1/15/30	1,000,000	837,669
3.000%, 8/15/31(x)	150,000	119,475
Ventas Realty LP (REIT)
3.500%, 4/15/24	750,000	730,884
3.750%, 5/1/24	50,000	48,832
2.650%, 1/15/25	1,000,000	939,992
3.250%, 10/15/26	800,000	735,852
Vornado Realty LP (REIT)
3.500%, 1/15/25(x)	550,000	513,821
2.150%, 6/1/26	90,000	76,307
3.400%, 6/1/31	135,000	103,298
Welltower, Inc. (REIT)
4.500%, 1/15/24	1,000,000	992,412
3.625%, 3/15/24	565,000	551,402
2.700%, 2/15/27	250,000	223,266
4.250%, 4/15/28	1,225,000	1,136,888
2.050%, 1/15/29	1,165,000	934,404
WP Carey, Inc. (REIT)
4.600%, 4/1/24	300,000	297,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 2/1/25	$300,000	$290,329
4.250%, 10/1/26(x)	400,000	377,669
3.850%, 7/15/29	250,000	220,116

		86,460,875

Real Estate Management & Development (0.0%)†
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,468,509
2.500%, 4/1/31	250,000	189,472
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	434,156

		2,092,137

Total Real Estate		88,553,012

Utilities (2.4%)
Electric Utilities (1.7%)
AEP Texas, Inc.
4.700%, 5/15/32	250,000	229,037
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	231,661
Alabama Power Co.
3.750%, 9/1/27	500,000	473,076
Series 20-A
1.450%, 9/15/30	500,000	382,468
American Electric Power Co., Inc.
3.200%, 11/13/27(x)	400,000	364,868
2.300%, 3/1/30	150,000	119,273
Series J
4.300%, 12/1/28	500,000	467,294
Series M
0.750%, 11/1/23	90,000	85,592
Series N
1.000%, 11/1/25(x)	315,000	276,265
Appalachian Power Co.
3.400%, 6/1/25	350,000	335,843
Series AA
2.700%, 4/1/31	500,000	401,454
Series BB
4.500%, 8/1/32	85,000	76,381
Arizona Public Service Co.
3.150%, 5/15/25	200,000	189,424
2.950%, 9/15/27	350,000	311,820
2.600%, 8/15/29	250,000	206,447
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	326,289
2.300%, 3/15/31	250,000	201,657
Avangrid, Inc.
3.150%, 12/1/24	500,000	477,305
3.800%, 6/1/29	750,000	666,088
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	634,495
2.250%, 6/15/31(x)	500,000	397,469
CenterPoint Energy Houston Electric LLC
Series AE
2.350%, 4/1/31	275,000	223,870
Series AG
3.000%, 3/1/32	200,000	169,831
Series Z
2.400%, 9/1/26	250,000	226,116
Cleco Corporate Holdings LLC
3.743%, 5/1/26(e)	750,000	698,785
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	204,041
Series 122
2.950%, 8/15/27	500,000	455,641
Connecticut Light & Power Co. (The)
Series A
0.750%, 12/1/25(x)	250,000	219,021
3.200%, 3/15/27	250,000	232,079
2.050%, 7/1/31	500,000	397,418
DTE Electric Co.
3.650%, 3/15/24(x)	245,000	241,154
Series A
1.900%, 4/1/28	320,000	271,515
3.000%, 3/1/32	250,000	210,610
Duke Energy Carolinas LLC
2.950%, 12/1/26	1,000,000	927,471
3.950%, 11/15/28	500,000	468,148
2.450%, 8/15/29	300,000	254,246
2.550%, 4/15/31	375,000	306,725
2.850%, 3/15/32	220,000	182,051
Duke Energy Corp.
3.750%, 4/15/24	350,000	344,008
0.900%, 9/15/25	310,000	274,216
3.150%, 8/15/27(x)	750,000	678,983
4.300%, 3/15/28	375,000	354,185
3.400%, 6/15/29	310,000	273,889
2.450%, 6/1/30	250,000	200,107
2.550%, 6/15/31(x)	750,000	586,977
4.500%, 8/15/32	355,000	322,439
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.250%, 1/15/82(k)	280,000	205,658
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	609,484
3.800%, 7/15/28	750,000	701,028
1.750%, 6/15/30	215,000	169,471
2.400%, 12/15/31	390,000	309,424
Duke Energy Progress LLC
3.700%, 9/1/28	1,000,000	929,413
3.450%, 3/15/29	350,000	317,125
2.000%, 8/15/31	500,000	384,720
Edison International
3.550%, 11/15/24	200,000	192,369
4.700%, 8/15/25	500,000	486,148
5.750%, 6/15/27(x)	40,000	39,301
4.125%, 3/15/28	500,000	446,488
Emera US Finance LP
0.833%, 6/15/24	250,000	231,357
3.550%, 6/15/26	665,000	617,939
2.639%, 6/15/31	335,000	258,351
Enel Americas SA
4.000%, 10/25/26(x)	165,000	154,852
Enel Chile SA
4.875%, 6/12/28	750,000	693,422
Entergy Arkansas LLC
3.700%, 6/1/24	1,000,000	983,178
3.500%, 4/1/26	300,000	284,749
Entergy Corp.
0.900%, 9/15/25	950,000	836,292
2.950%, 9/1/26	300,000	273,433
1.900%, 6/15/28	1,165,000	957,768
Entergy Louisiana LLC
0.620%, 11/17/23	362,000	345,869
0.950%, 10/1/24	960,000	889,487
2.400%, 10/1/26	500,000	447,310
Evergy Kansas Central, Inc.
2.550%, 7/1/26(x)	350,000	319,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Evergy, Inc.
2.450%, 9/15/24	$335,000	$317,467
2.900%, 9/15/29	500,000	412,677
Eversource Energy
4.200%, 6/27/24	280,000	275,794
2.900%, 3/1/27	200,000	180,260
4.600%, 7/1/27	350,000	338,139
2.550%, 3/15/31	500,000	398,111
3.375%, 3/1/32	200,000	168,562
Series H
3.150%, 1/15/25(x)	150,000	143,202
Series L
2.900%, 10/1/24	500,000	479,105
Series M
3.300%, 1/15/28(x)	500,000	450,831
Series N
3.800%, 12/1/23	210,000	206,993
Series Q
0.800%, 8/15/25(x)	150,000	132,598
Series R
1.650%, 8/15/30	250,000	188,782
Series U
1.400%, 8/15/26	250,000	215,949
Exelon Corp.
3.950%, 6/15/25	750,000	723,485
3.400%, 4/15/26	500,000	471,027
2.750%, 3/15/27§	500,000	450,650
3.350%, 3/15/32§	500,000	422,108
Fortis, Inc.
3.055%, 10/4/26	750,000	683,744
Georgia Power Co.
3.250%, 4/1/26	350,000	327,314
3.250%, 3/30/27(x)	500,000	458,168
4.700%, 5/15/32	250,000	233,396
Series A
2.200%, 9/15/24	350,000	330,700
Series B
2.650%, 9/15/29(x)	350,000	293,183
Gulf Power Co.
Series A
3.300%, 5/30/27(x)	250,000	231,469
Indiana Michigan Power Co.
3.850%, 5/15/28(x)	1,250,000	1,155,581
Interstate Power & Light Co.
3.250%, 12/1/24	500,000	483,136
4.100%, 9/26/28	450,000	422,899
3.600%, 4/1/29	500,000	452,232
2.300%, 6/1/30	125,000	100,323
ITC Holdings Corp.
3.650%, 6/15/24	325,000	316,263
3.250%, 6/30/26	300,000	276,514
3.350%, 11/15/27	400,000	361,798
MidAmerican Energy Co.
3.500%, 10/15/24	300,000	292,569
3.100%, 5/1/27	1,000,000	922,819
3.650%, 4/15/29	850,000	785,290
Mississippi Power Co.
3.950%, 3/30/28	250,000	230,388
NextEra Energy Capital Holdings, Inc.
2.940%, 3/21/24	400,000	388,848
4.200%, 6/20/24(x)	335,000	331,104
4.255%, 9/1/24	375,000	370,001
4.450%, 6/20/25(x)	295,000	290,513
1.875%, 1/15/27	400,000	346,486
3.550%, 5/1/27	1,500,000	1,389,472
4.625%, 7/15/27	500,000	485,336
1.900%, 6/15/28	750,000	624,394
3.500%, 4/1/29	500,000	444,991
2.250%, 6/1/30	2,500,000	2,004,252
2.440%, 1/15/32	400,000	310,402
5.000%, 7/15/32	150,000	144,089
(ICE LIBOR USD 3 Month + 3.16%), 5.650%, 5/1/79(k)	500,000	438,177
Northern States Power Co.
2.250%, 4/1/31(x)	300,000	247,122
NSTAR Electric Co.
3.200%, 5/15/27	500,000	461,788
3.250%, 5/15/29	500,000	448,028
1.950%, 8/15/31(x)	500,000	385,989
Ohio Power Co.
Series Q
1.625%, 1/15/31	235,000	176,228
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	322,685
Oncor Electric Delivery Co. LLC
2.750%, 6/1/24	500,000	483,105
0.550%, 10/1/25	525,000	462,389
3.700%, 11/15/28	1,250,000	1,163,874
2.750%, 5/15/30	185,000	158,988
4.150%, 6/1/32§	95,000	88,058
4.550%, 9/15/32§	180,000	173,797
Pacific Gas and Electric Co.
1.700%, 11/15/23	130,000	122,559
3.250%, 2/16/24	455,000	439,057
3.450%, 7/1/25	500,000	465,509
5.450%, 6/15/27	500,000	474,598
2.100%, 8/1/27	750,000	607,070
3.000%, 6/15/28	520,000	429,254
4.200%, 3/1/29	350,000	298,733
4.550%, 7/1/30	5,500,000	4,703,940
3.250%, 6/1/31	1,085,000	826,892
PacifiCorp
3.600%, 4/1/24	600,000	590,563
PECO Energy Co.
3.150%, 10/15/25(x)	700,000	665,633
Pinnacle West Capital Corp.
1.300%, 6/15/25	300,000	267,399
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	294,715
PPL Capital Funding, Inc.
3.100%, 5/15/26	500,000	460,085
Public Service Co. of Colorado
3.700%, 6/15/28	350,000	326,049
Public Service Co. of New Hampshire
Series V
2.200%, 6/15/31	290,000	232,179
Public Service Co. of Oklahoma
Series J
2.200%, 8/15/31	250,000	194,345
Public Service Electric & Gas Co.
0.950%, 3/15/26	350,000	306,451
2.250%, 9/15/26	450,000	405,589
3.700%, 5/1/28(x)	500,000	465,052
3.650%, 9/1/28(x)	300,000	276,479
3.200%, 5/15/29	250,000	224,755
2.450%, 1/15/30	165,000	139,471
1.900%, 8/15/31	235,000	183,603

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Southern California Edison Co.
1.100%, 4/1/24	$230,000	$216,838
2.850%, 8/1/29(x)	660,000	557,782
2.250%, 6/1/30	655,000	518,001
2.750%, 2/1/32(x)	315,000	249,628
Series 20C
1.200%, 2/1/26	440,000	388,263
Series A
4.200%, 3/1/29	500,000	461,652
Series B
3.650%, 3/1/28(x)	750,000	682,273
Series C
3.500%, 10/1/23	200,000	197,787
4.200%, 6/1/25	310,000	302,053
Series D
4.700%, 6/1/27	500,000	485,687
Series E
3.700%, 8/1/25	300,000	288,882
Series G
2.500%, 6/1/31	500,000	394,123
Series K
0.975%, 8/1/24(x)	125,000	116,030
Southern Co. (The)
4.475%, 8/1/24(e)	280,000	276,328
5.113%, 8/1/27(e),(k)	500,000	486,335
Series 21-A 0.600%, 2/26/24	160,000	150,539
Series 21-B 1.750%, 3/15/28	210,000	171,636
Series A 3.700%, 4/30/30	2,000,000	1,757,603
Southwestern Electric Power Co. Series K
2.750%, 10/1/26	500,000	452,017
Series M
4.100%, 9/15/28	750,000	692,733
Series N
1.650%, 3/15/26	500,000	439,743
Southwestern Public
Service Co.
3.300%, 6/15/24(x)	300,000	291,955
Tampa Electric Co.
3.875%, 7/12/24	125,000	122,149
2.400%, 3/15/31	140,000	112,621
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	571,587
1.500%, 8/1/30	225,000	169,931
Union Electric Co.
3.500%, 4/15/24	500,000	489,260
2.950%, 6/15/27(x)	500,000	456,006
3.500%, 3/15/29	500,000	454,648
Virginia Electric and Power Co.
3.450%, 2/15/24	1,000,000	980,485
2.300%, 11/15/31	500,000	398,251
Series A
3.150%, 1/15/26	715,000	675,025
3.500%, 3/15/27	750,000	704,749
3.800%, 4/1/28(x)	500,000	468,338
2.875%, 7/15/29	175,000	151,973
Series B
2.950%, 11/15/26	500,000	461,978
3.750%, 5/15/27	390,000	370,000
Wisconsin Electric Power Co.
2.050%, 12/15/24	200,000	188,717
1.700%, 6/15/28	310,000	258,062
Wisconsin Power & Light Co.
3.050%, 10/15/27(x)	350,000	320,730
1.950%, 9/16/31	250,000	191,800
Xcel Energy, Inc.
0.500%, 10/15/23	300,000	285,672
3.300%, 6/1/25	500,000	477,113
3.350%, 12/1/26	500,000	463,872
1.750%, 3/15/27(x)	415,000	359,779
4.000%, 6/15/28(x)	500,000	470,548
2.600%, 12/1/29	350,000	291,140
2.350%, 11/15/31	500,000	388,515

		87,396,221

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27	310,000	284,095
2.625%, 9/15/29(x)	800,000	682,129
CenterPoint Energy Resources Corp.
4.000%, 4/1/28	500,000	463,785
4.400%, 7/1/32(x)	100,000	93,050
National Fuel Gas Co.
5.200%, 7/15/25	1,000,000	987,144
3.950%, 9/15/27(x)	300,000	266,453
4.750%, 9/1/28(x)	300,000	275,280
ONE Gas, Inc.
1.100%, 3/11/24(x)	588,000	562,423
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	439,425
2.500%, 3/15/31(x)	380,000	299,098
Southern California Gas Co.
3.150%, 9/15/24	550,000	532,875
2.950%, 4/15/27	280,000	255,724
Series TT
2.600%, 6/15/26	500,000	457,582
Southwest Gas Corp.
2.200%, 6/15/30	500,000	377,679
4.050%, 3/15/32	150,000	126,030

		6,102,772

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
1.375%, 1/15/26	1,540,000	1,327,040
Constellation Energy Generation LLC
3.250%, 6/1/25	205,000	194,245
Enel Generacion Chile SA
4.250%, 4/15/24(x)	400,000	386,825
Southern Power Co.
4.150%, 12/1/25	500,000	482,422
0.900%, 1/15/26	155,000	133,995

		2,524,527

Multi-Utilities (0.4%)
Ameren Corp.
2.500%, 9/15/24	160,000	151,856
1.950%, 3/15/27	500,000	432,274
1.750%, 3/15/28	375,000	308,044
Ameren Illinois Co.
3.800%, 5/15/28	350,000	327,234
1.550%, 11/15/30	210,000	160,822
Berkshire Hathaway Energy Co.
3.750%, 11/15/23	1,100,000	1,089,989
Black Hills Corp.
4.250%, 11/30/23	600,000	594,550
1.037%, 8/23/24	270,000	249,302
3.950%, 1/15/26	350,000	333,914
3.050%, 10/15/29	250,000	208,809

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 6/15/30	$315,000	$249,455
CenterPoint Energy, Inc.
2.500%, 9/1/24	250,000	237,689
1.450%, 6/1/26	315,000	275,926
CMS Energy Corp.
3.000%, 5/15/26	210,000	193,853
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	512,189
2.400%, 6/15/31	750,000	599,425
Series B
3.125%, 11/15/27	300,000	273,258
Series D
4.000%, 12/1/28(x)	500,000	468,999
Consumers Energy Co.
3.800%, 11/15/28	750,000	700,128
3.600%, 8/15/32	335,000	298,523
Delmarva Power & Light Co.
3.500%, 11/15/23	750,000	740,284
Dominion Energy, Inc.
3.071%, 8/15/24(e)	180,000	172,457
4.250%, 6/1/28	500,000	468,586
Series A
1.450%, 4/15/26	305,000	267,925
4.350%, 8/15/32	250,000	225,631
Series C
2.250%, 8/15/31	455,000	356,437
Series D
2.850%, 8/15/26	450,000	410,619
DTE Energy Co.
4.220%, 11/1/24(e)	375,000	368,103
2.850%, 10/1/26	750,000	682,695
2.950%, 3/1/30	250,000	209,713
Series C
2.529%, 10/1/24(e),(k)	375,000	356,695
3.400%, 6/15/29	164,000	143,967
Series F
1.050%, 6/1/25	525,000	470,784
NiSource, Inc.
0.950%, 8/15/25	580,000	514,571
3.490%, 5/15/27	1,250,000	1,147,918
2.950%, 9/1/29	350,000	295,082
Public Service Enterprise Group, Inc.
0.841%, 11/8/23	250,000	238,830
2.875%, 6/15/24	700,000	673,372
0.800%, 8/15/25(x)	500,000	439,194
1.600%, 8/15/30	500,000	375,184
2.450%, 11/15/31	500,000	389,299
Puget Energy, Inc.
2.379%, 6/15/28	625,000	520,387
4.224%, 3/15/32	355,000	306,039
San Diego Gas & Electric Co.
2.500%, 5/15/26(x)	500,000	458,378
Series VVV
1.700%, 10/1/30	235,000	181,613
Series XXX
3.000%, 3/15/32	500,000	415,662
Sempra Energy
3.300%, 4/1/25	350,000	333,131
3.250%, 6/15/27	500,000	455,739
3.700%, 4/1/29	445,000	401,491
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52(k)	40,000	31,600
Southern Co. Gas Capital Corp.
2.450%, 10/1/23	650,000	632,852
3.250%, 6/15/26	530,000	490,764
5.150%, 9/15/32	250,000	237,959
WEC Energy Group, Inc.
0.800%, 3/15/24	250,000	235,401
5.150%, 10/1/27	355,000	350,575
1.375%, 10/15/27	500,000	411,823
2.200%, 12/15/28(x)	500,000	412,039
1.800%, 10/15/30	500,000	381,689

		22,870,727

Water Utilities (0.1%)
American Water Capital Corp.
3.850%, 3/1/24	800,000	788,845
3.400%, 3/1/25	400,000	385,783
3.750%, 9/1/28(x)	750,000	696,776
3.450%, 6/1/29	500,000	444,704
2.300%, 6/1/31	400,000	317,713
Essential Utilities, Inc.
3.566%, 5/1/29(x)	300,000	264,807

		2,898,628

Total Utilities		121,792,875

Total Corporate Bonds		1,870,983,372

Foreign Government Securities (2.5%)
Canada Government Bond
1.625%, 1/22/25(x)	2,000,000	1,883,018
2.875%, 4/28/25	2,475,000	2,387,605
Export Development Canada
2.625%, 2/21/24	1,000,000	972,216
3.375%, 8/26/25	905,000	874,048
3.000%, 5/25/27	1,000,000	948,702
Export-Import Bank of Korea
4.000%, 1/14/24	500,000	496,500
0.375%, 2/9/24	335,000	316,682
2.375%, 6/25/24	350,000	337,176
0.625%, 6/29/24	357,000	333,559
4.000%, 9/15/24	238,000	235,354
1.250%, 1/18/25	417,000	384,357
2.875%, 1/21/25	1,500,000	1,434,480
1.875%, 2/12/25	200,000	186,660
3.250%, 11/10/25	1,000,000	956,125
0.625%, 2/9/26	355,000	309,787
1.125%, 12/29/26(x)	550,000	472,780
1.625%, 1/18/27	364,000	318,879
2.375%, 4/21/27	1,500,000	1,349,865
4.250%, 9/15/27	323,000	311,995
1.375%, 2/9/31	750,000	573,810
2.125%, 1/18/32	356,000	283,679
FMS Wertmanagement AoeR
2.750%, 1/30/24	1,000,000	979,697
Hungary Government Bond
5.375%, 3/25/24	3,000,000	2,949,000
Italian Republic Government Bond
0.875%, 5/6/24	1,485,000	1,371,811
2.375%, 10/17/24	1,000,000	936,476
1.250%, 2/17/26	2,045,000	1,748,187
2.875%, 10/17/29	1,000,000	815,594
Japan Bank for International Cooperation
3.375%, 10/31/23	1,500,000	1,483,016
0.500%, 4/15/24	205,000	192,961

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 5/23/24	$780,000	$755,002
1.750%, 10/17/24	440,000	416,345
2.125%, 2/10/25	1,500,000	1,416,146
0.625%, 7/15/25	1,130,000	1,010,095
3.875%, 9/16/25	536,000	524,053
2.750%, 1/21/26	1,000,000	940,374
2.375%, 4/20/26	2,000,000	1,849,279
1.875%, 7/21/26	1,500,000	1,352,793
2.250%, 11/4/26(x)	1,000,000	907,894
2.750%, 11/16/27	475,000	435,367
3.250%, 7/20/28	1,500,000	1,405,373
3.500%, 10/31/28	2,000,000	1,872,378
2.125%, 2/16/29	750,000	652,625
2.000%, 10/17/29	430,000	366,321
1.250%, 1/21/31	600,000	470,184
1.875%, 4/15/31	1,200,000	980,480
Japan International Cooperation Agency
2.750%, 4/27/27(x)	690,000	637,223
3.250%, 5/25/27	750,000	706,944
3.375%, 6/12/28	500,000	472,550
1.750%, 4/28/31	595,000	482,641
Oriental Republic of Uruguay
4.500%, 8/14/24	333,333	332,250
4.375%, 10/27/27	2,500,000	2,465,313
Province of Alberta
3.350%, 11/1/23	1,150,000	1,137,737
2.950%, 1/23/24	1,000,000	982,242
1.875%, 11/13/24	1,500,000	1,423,518
3.300%, 3/15/28	1,250,000	1,178,339
1.300%, 7/22/30	1,100,000	878,032
Province of British Columbia
1.750%, 9/27/24	300,000	286,422
2.250%, 6/2/26(x)	1,000,000	921,360
0.900%, 7/20/26	500,000	439,223
1.300%, 1/29/31(x)	400,000	318,313
Province of Manitoba
2.600%, 4/16/24	500,000	487,007
3.050%, 5/14/24(x)	1,000,000	979,252
2.125%, 6/22/26	1,000,000	916,880
1.500%, 10/25/28	585,000	493,166
Province of New Brunswick
3.625%, 2/24/28	600,000	576,826
Province of Ontario
3.050%, 1/29/24	1,350,000	1,326,337
3.200%, 5/16/24(x)	2,500,000	2,451,156
0.625%, 1/21/26	3,770,000	3,322,379
1.050%, 4/14/26(x)	1,600,000	1,419,464
2.500%, 4/27/26	2,000,000	1,859,734
2.300%, 6/15/26(x)	1,750,000	1,611,267
3.100%, 5/19/27(x)	400,000	377,030
2.000%, 10/2/29(x)	1,250,000	1,074,341
1.125%, 10/7/30	1,000,000	779,676
1.600%, 2/25/31	1,000,000	805,159
1.800%, 10/14/31	1,500,000	1,215,736
Province of Quebec
2.500%, 4/9/24	500,000	486,131
2.875%, 10/16/24(x)	1,000,000	970,560
1.500%, 2/11/25	2,000,000	1,871,040
0.600%, 7/23/25	1,400,000	1,254,038
2.500%, 4/20/26	1,000,000	931,775
2.750%, 4/12/27	1,750,000	1,632,878
1.350%, 5/28/30	1,000,000	801,859
1.900%, 4/21/31(x)	1,250,000	1,034,752
Republic of Chile
3.125%, 1/21/26	3,512,000	3,277,793
2.750%, 1/31/27	200,000	180,200
2.450%, 1/31/31(x)	325,000	260,569
Republic of Indonesia
4.150%, 9/20/27	200,000	190,022
3.500%, 1/11/28	1,000,000	913,312
4.100%, 4/24/28	800,000	748,650
4.750%, 2/11/29	2,500,000	2,403,400
2.150%, 7/28/31	1,250,000	981,388
3.550%, 3/31/32(x)	200,000	173,522
4.650%, 9/20/32	200,000	188,272
Republic of Korea
2.000%, 6/19/24	350,000	334,887
2.750%, 1/19/27	1,750,000	1,638,766
3.500%, 9/20/28	1,000,000	951,750
2.500%, 6/19/29(x)	505,000	455,541
1.750%, 10/15/31	210,000	171,419
Republic of Panama
4.000%, 9/22/24	890,000	867,639
3.750%, 3/16/25	3,000,000	2,886,187
3.160%, 1/23/30(x)	1,500,000	1,222,313
Republic of Peru
4.125%, 8/25/27(x)	1,000,000	946,125
2.844%, 6/20/30	1,000,000	818,937
2.783%, 1/23/31(x)	2,240,000	1,777,020
Republic of Philippines
4.200%, 1/21/24(x)	2,400,000	2,370,264
3.000%, 2/1/28	1,150,000	1,046,626
3.750%, 1/14/29	975,000	909,295
2.457%, 5/5/30	3,360,000	2,805,970
Republic of Poland
3.250%, 4/6/26	1,500,000	1,413,563
State of Israel Government Bond
2.875%, 3/16/26	1,500,000	1,416,844
3.250%, 1/17/28	750,000	703,500
2.500%, 1/15/30	515,000	449,273
Svensk Exportkredit AB
0.500%, 11/10/23	500,000	479,494
1.750%, 12/12/23	600,000	581,939
0.375%, 7/30/24	2,000,000	1,860,033
3.625%, 9/3/24	286,000	281,709
0.625%, 10/7/24	584,000	541,703
0.500%, 8/26/25	1,000,000	892,241
2.250%, 3/22/27	500,000	457,633
Series USMT
0.375%, 3/11/24	595,000	562,146
United Mexican States
4.125%, 1/21/26	1,865,000	1,807,185
4.150%, 3/28/27	2,745,000	2,622,848
3.750%, 1/11/28	855,000	785,317
4.500%, 4/22/29	455,000	421,330
3.250%, 4/16/30(x)	5,000,000	4,174,375

Total Foreign Government Securities		130,510,278

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	2,000	1,975
Central Puget Sound Regional Transit Authority 5.491%, 11/1/39	4,000	4,195

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.395%, 1/1/40	$4,000	$4,507
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	4,000	4,402
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	8,000	8,170
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2 5.206%, 10/1/31	4,000	3,997
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	2,000	2,131
Commonwealth of Massachusetts 4.110%, 7/15/31	235,000	225,446
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	4,000	4,928
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	204,000	231,781
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A
1.258%, 7/1/25	500,000	452,673
2.154%, 7/1/30	500,000	401,425
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 7.055%, 4/1/57	3,000	3,103
Los Angeles Community College District
1.606%, 8/1/28	200,000	170,549
1.806%, 8/1/30	200,000	162,503
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B 4.053%, 7/1/26	1,000,000	973,792
New Jersey Economic Development Authority, NATL-RE 7.425%, 2/15/29	1,000,000	1,070,444
Ohio State University (The) 4.910%, 6/1/40	4,000	4,000
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	1,037
5.561%, 12/1/49	3,000	3,166
Regents of the University of California Medical Center Pooled Revenue, Series 2022
4.132%, 5/15/32	250,000	228,025
San Diego County Water Authority 6.138%, 5/1/49	4,000	4,507
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	4,262
7.043%, 4/1/50	4,000	4,901
State Board of Administration Finance Corp. 1.705%, 7/1/27	500,000	427,590
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	190,000	184,752
3.500%, 4/1/28	250,000	236,295
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	2,000	2,068
State of Wisconsin
3.154%, 5/1/27	1,300,000	1,221,146
University of California
0.883%, 5/15/25	165,000	150,210
3.063%, 7/1/25	500,000	480,092
1.316%, 5/15/27	250,000	214,824
1.614%, 5/15/30	125,000	98,209

Total Municipal Bonds		6,991,105

Supranational (3.1%)
African Development Bank
3.375%, 7/7/25(x)	1,350,000	1,314,943
0.875%, 3/23/26	1,300,000	1,151,407
0.875%, 7/22/26(x)	1,159,000	1,019,761
Asian Development Bank
0.250%, 10/6/23	1,000,000	960,484
1.625%, 3/15/24	1,000,000	962,519
0.375%, 6/11/24	1,800,000	1,685,869
4.125%, 9/27/24	850,000	845,619
0.625%, 10/8/24	1,273,000	1,183,689
1.500%, 10/18/24	2,000,000	1,890,887
2.000%, 1/22/25	3,000,000	2,846,376
2.875%, 5/6/25	1,350,000	1,300,649
0.375%, 9/3/25	2,250,000	2,006,946
0.500%, 2/4/26	4,000,000	3,523,691
1.000%, 4/14/26	1,300,000	1,157,881
2.000%, 4/24/26	1,000,000	922,783
1.750%, 8/14/26	1,000,000	903,568
2.625%, 1/12/27	2,500,000	2,346,635
1.500%, 1/20/27	2,000,000	1,787,007
2.500%, 11/2/27	2,500,000	2,298,999
2.750%, 1/19/28	1,000,000	930,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
1.250%, 6/9/28	$500,000	$425,361
3.125%, 9/26/28	400,000	376,502
1.875%, 3/15/29	1,000,000	874,424
1.750%, 9/19/29	500,000	428,882
1.875%, 1/24/30	1,000,000	858,896
0.750%, 10/8/30	1,000,000	774,262
1.500%, 3/4/31	600,000	494,377
3.125%, 4/27/32	500,000	464,705
3.875%, 9/28/32	400,000	394,404
Asian Infrastructure Investment Bank (The)
2.250%, 5/16/24	1,350,000	1,303,846
0.500%, 5/28/25	2,000,000	1,799,304
3.375%, 6/29/25	1,750,000	1,700,449
0.500%, 1/27/26	2,500,000	2,190,491
3.750%, 9/14/27	400,000	389,325
Corp. Andina de Fomento
3.750%, 11/23/23	1,310,000	1,294,280
1.250%, 10/26/24	511,000	474,339
1.625%, 9/23/25	750,000	678,891
2.250%, 2/8/27	650,000	578,882
Council of Europe Development Bank
0.250%, 10/20/23	525,000	504,091
2.500%, 2/27/24	825,000	803,811
0.375%, 6/10/24	500,000	468,194
1.375%, 2/27/25	750,000	699,342
3.000%, 6/16/25	143,000	138,045
0.875%, 9/22/26	750,000	655,276
European Bank for Reconstruction & Development
1.625%, 9/27/24(x)	350,000	332,014
1.500%, 2/13/25(x)	290,000	271,517
0.500%, 11/25/25(x)	600,000	532,308
0.500%, 1/28/26	750,000	661,047
European Investment Bank
3.125%, 12/14/23	2,250,000	2,217,547
3.250%, 1/29/24	3,100,000	3,055,670
2.625%, 3/15/24	1,665,000	1,625,475
2.250%, 6/24/24(x)	2,000,000	1,931,804
2.500%, 10/15/24(x)	1,000,000	965,461
1.875%, 2/10/25	3,000,000	2,836,849
1.625%, 3/14/25(x)	1,300,000	1,219,450
0.375%, 12/15/25(x)	2,000,000	1,766,001
0.375%, 3/26/26	3,375,000	2,949,503
2.125%, 4/13/26	2,000,000	1,856,748
0.750%, 10/26/26	1,111,000	966,288
1.375%, 3/15/27	2,500,000	2,219,191
2.375%, 5/24/27	1,000,000	925,851
0.625%, 10/21/27(x)	980,000	823,418
1.750%, 3/15/29(x)	800,000	696,419
1.625%, 10/9/29	410,000	350,227
0.750%, 9/23/30	750,000	582,762
1.250%, 2/14/31(x)	3,475,000	2,818,482
1.625%, 5/13/31	750,000	626,629
Inter-American Development Bank
0.250%, 11/15/23	2,000,000	1,914,623
2.625%, 1/16/24	2,150,000	2,103,750
3.000%, 2/21/24	2,000,000	1,964,559
3.250%, 7/1/24	500,000	490,651
0.500%, 9/23/24	2,000,000	1,857,796
2.125%, 1/15/25	2,000,000	1,903,358
0.625%, 7/15/25	5,000,000	4,513,073
0.875%, 4/20/26	2,000,000	1,773,484
2.000%, 6/2/26	1,050,000	964,343
2.000%, 7/23/26	1,000,000	919,149
1.500%, 1/13/27	1,500,000	1,341,503
0.625%, 9/16/27	1,000,000	840,184
1.125%, 7/20/28	1,250,000	1,054,221
3.125%, 9/18/28	750,000	709,868
2.250%, 6/18/29	1,000,000	889,048
3.500%, 9/14/29	800,000	769,312
1.125%, 1/13/31	3,800,000	3,036,244
International Bank for Reconstruction & Development
0.250%, 11/24/23	1,000,000	955,194
2.250%, 3/28/24	477,000	462,665
1.500%, 8/28/24	2,000,000	1,898,384
2.500%, 11/25/24	3,500,000	3,368,574
1.625%, 1/15/25	2,500,000	2,351,842
2.125%, 3/3/25	450,000	427,352
0.750%, 3/11/25	2,000,000	1,834,258
0.375%, 7/28/25(x)	3,000,000	2,686,090
2.500%, 7/29/25	3,000,000	2,851,605
0.500%, 10/28/25	1,600,000	1,423,943
3.125%, 11/20/25	350,000	336,458
1.875%, 10/27/26	2,000,000	1,813,358
3.125%, 6/15/27	1,200,000	1,147,087
0.750%, 11/24/27	1,855,000	1,562,852
1.375%, 4/20/28	2,000,000	1,719,680
1.125%, 9/13/28	2,400,000	2,011,161
1.750%, 10/23/29	1,350,000	1,154,978
0.750%, 8/26/30	1,685,000	1,306,386
1.250%, 2/10/31	8,500,000	6,858,642
1.625%, 11/3/31	1,667,000	1,367,772
2.500%, 3/29/32	2,000,000	1,764,808
International Finance Corp.
1.375%, 10/16/24	1,125,000	1,061,285
0.375%, 7/16/25	735,000	658,695
3.625%, 9/15/25	533,000	522,815
2.125%, 4/7/26(x)	2,000,000	1,853,070
0.750%, 10/8/26	1,000,000	870,209
0.750%, 8/27/30	750,000	582,299
Nordic Investment Bank
2.250%, 5/21/24	585,000	566,081
0.375%, 9/20/24	415,000	384,574
2.625%, 4/4/25	500,000	479,513
0.375%, 9/11/25	1,100,000	979,204
0.500%, 1/21/26	1,000,000	879,584
3.375%, 9/8/27(x)	643,000	612,046

Total Supranational		157,838,471

U.S. Government Agency Securities (3.3%)
FFCB
1.040%, 1/25/29	10,000,000	8,080,904
1.380%, 1/14/31	15,000,000	11,602,690
FHLB
1.500%, 8/15/24	3,785,000	3,602,714
2.875%, 9/13/24	2,000,000	1,946,138
0.375%, 9/4/25	6,000,000	5,360,273
3.250%, 11/16/28(x)	5,000,000	4,786,665
5.500%, 7/15/36	3,000	3,347
FHLMC
0.375%, 9/23/25	9,245,000	8,237,848
0.600%, 10/20/25	10,000,000	8,905,223
FNMA
2.625%, 9/6/24	2,500,000	2,431,018
0.625%, 4/22/25	17,105,000	15,574,392
0.500%, 6/17/25	10,000,000	9,041,478
0.375%, 8/25/25	9,500,000	8,492,983
2.125%, 4/24/26	8,165,000	7,606,078
1.875%, 9/24/26(x)	7,000,000	6,406,640
0.875%, 12/18/26	10,000,000	8,662,159
0.750%, 10/8/27(x)	40,000,000	33,980,608
0.875%, 8/5/30(x)	20,000,000	15,640,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	$5,000,000	$4,810,855
Tennessee Valley Authority
2.875%, 9/15/24	2,400,000	2,333,593
0.750%, 5/15/25	5,000,000	4,552,770
Series A
2.875%, 2/1/27	1,000,000	951,387

Total U.S. Government Agency Securities		173,010,729

U.S. Treasury Obligations (44.9%)
U.S. Treasury Notes
1.625%, 10/31/23	23,000,000	22,350,429
0.250%, 11/15/23	10,000,000	9,558,594
2.750%, 11/15/23	17,000,000	16,707,148
0.500%, 11/30/23	5,000,000	4,786,133
0.750%, 12/31/23	35,000,000	33,501,563
0.875%, 1/31/24	10,000,000	9,551,172
2.250%, 1/31/24	30,000,000	29,199,609
2.500%, 1/31/24	17,500,000	17,083,008
2.750%, 2/15/24	39,500,000	38,652,911
2.000%, 4/30/24	30,000,000	28,935,939
2.500%, 5/15/24	30,000,000	29,139,843
2.000%, 5/31/24	23,000,000	22,152,774
1.750%, 6/30/24	14,000,000	13,403,907
1.750%, 7/31/24	40,000,000	38,232,812
2.125%, 7/31/24	35,000,000	33,676,563
0.375%, 8/15/24	30,000,000	27,910,548
2.375%, 8/15/24	15,000,000	14,486,719
1.250%, 8/31/24	17,000,000	16,068,320
1.875%, 8/31/24	30,000,000	28,693,359
1.500%, 9/30/24	10,000,000	9,479,297
2.125%, 9/30/24	35,000,000	33,591,796
1.500%, 10/31/24	31,000,000	29,311,954
2.250%, 10/31/24	25,000,000	24,005,860
1.500%, 11/30/24	6,000,000	5,659,688
2.000%, 2/15/25	35,000,000	33,214,454
1.125%, 2/28/25	16,000,000	14,858,750
2.125%, 5/15/25	12,000,000	11,368,126
2.000%, 8/15/25	10,000,000	9,395,313
0.250%, 8/31/25	55,000,000	48,992,972
0.250%, 10/31/25	15,000,000	13,283,203
2.250%, 11/15/25	117,000,000	110,208,513
0.375%, 11/30/25	12,000,000	10,638,750
0.375%, 12/31/25	35,000,000	30,950,391
1.625%, 2/15/26	150,000,000	137,847,660
0.500%, 2/28/26	35,000,000	30,887,500
0.750%, 4/30/26	50,000,000	44,292,970
2.375%, 4/30/26	20,000,000	18,804,688
1.625%, 5/15/26	94,000,000	85,943,909
0.750%, 5/31/26	76,000,000	67,153,129
2.125%, 5/31/26	10,000,000	9,300,781
0.875%, 6/30/26	20,000,000	17,715,626
0.625%, 7/31/26	50,000,000	43,757,815
1.500%, 8/15/26	114,000,000	103,161,097
0.750%, 8/31/26	35,000,000	30,709,767
0.875%, 9/30/26	30,000,000	26,407,032
2.000%, 11/15/26	48,000,000	44,107,502
2.250%, 2/15/27	39,000,000	36,071,954
2.250%, 8/15/27	25,000,000	22,996,095
0.375%, 9/30/27	17,000,000	14,192,345
2.250%, 11/15/27	14,000,000	12,815,468
0.625%, 11/30/27	25,000,000	21,027,345
0.625%, 12/31/27	50,000,000	41,953,125
2.750%, 2/15/28	23,500,000	22,016,563
2.875%, 5/15/28	55,000,000	51,717,187
1.250%, 5/31/28	46,000,000	39,516,875
2.875%, 8/15/28	49,000,000	45,975,784
1.125%, 8/31/28	10,000,000	8,469,531
3.125%, 11/15/28	77,500,000	73,655,271
2.625%, 2/15/29	74,000,000	68,201,404
2.375%, 5/15/29	54,000,000	48,861,565
1.500%, 2/15/30	17,500,000	14,855,860
0.625%, 8/15/30	35,000,000	27,409,375
0.875%, 11/15/30	15,000,000	11,948,437
1.125%, 2/15/31	48,000,000	38,865,000
1.625%, 5/15/31	55,000,000	46,165,625
1.250%, 8/15/31	45,000,000	36,358,596
1.375%, 11/15/31	93,500,000	75,954,145
1.875%, 2/15/32	73,000,000	61,844,688
2.875%, 5/15/32	12,000,000	11,092,500
2.750%, 8/15/32(x)	20,000,000	18,281,250

Total U.S. Treasury Obligations		2,329,385,882

Total Long-Term Debt Securities (90.1%) (Cost $5,177,176,005)		4,673,803,021

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)†
Thrifts & Mortgage Finance (0.0%)†
FHLMC,
Series Z
(0.00%, 7.88% Floor), 8.375%(k)(x)*	17,000	56,780
FNMA,
Series S
(0.00%, 7.75% Floor), 8.250%(k)*	22,000	80,960

Total Preferred Stocks (0.0%)† (Cost $18,166)		137,740

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.3%)
Schwab Intermediate-Term U.S. Treasury ETF(x)	500,000	24,570,000
Schwab Short-Term U.S. Treasury ETF(x)	600,000	28,956,000
Vanguard Intermediate- Term Treasury ETF	2,900,000	169,099,000
Vanguard Short-Term Treasury ETF(x)	3,600,000	208,044,000

Total Exchange Traded Funds (8.3%) (Cost $452,509,280)		430,669,000

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	4,000,000	4,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.9%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22,due 10/3/22, repurchase price $24,407,410,collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $24,889,398. (xx)	$24,401,370	24,401,370

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $67,990,893, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22- 2/15/52; total market value $74,475,083. (xx)	$67,948,614	$67,948,614
Societe Generale SA, 2.96%, dated 9/30/22, due 10/7/22, repurchase price $45,025,900, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%- 2.750%, maturing 7/31/23-5/31/29; total market value $45,900,020. (xx)	45,000,000	45,000,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $1,900,486, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $2,111,022. (xx)	1,900,000	1,900,000
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $10,538,983, collateralized by various Common Stocks; total market value $11,592,888. (xx)	10,536,218	10,536,218

Total Repurchase Agreements		149,786,202

Total Short-Term Investments (3.0%) (Cost $153,786,202)		153,786,202

Total Investments in Securities (101.4%) (Cost $5,783,489,653)		5,258,395,963
Other Assets Less Liabilities (-1.4%)		(71,089,095)

Net Assets (100%)		$5,187,306,868

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2022, the market value of these securities amounted to $17,076,492 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2022.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $155,683,005. This was collateralized by $5,665,492 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/27/22 – 11/15/47 and by cash of $153,786,202 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Glossary:

AMERIBOR — American Interbank Offered Rate

CME — Chicago Mercantile Exchange

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NATL-RE — Insured by National Public Finance Guarantee Corp.

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$5,083,184	$—	$5,083,184
Corporate Bonds
Communication Services	—	104,357,441	—	104,357,441
Consumer Discretionary	—	89,747,952	—	89,747,952
Consumer Staples	—	100,276,646	—	100,276,646
Energy	—	102,806,495	—	102,806,495
Financials	—	797,435,633	—	797,435,633
Health Care	—	144,034,851	—	144,034,851
Industrials	—	110,492,229	—	110,492,229
Information Technology	—	168,440,027	—	168,440,027
Materials	—	43,046,211	—	43,046,211
Real Estate	—	88,553,012	—	88,553,012
Utilities	—	121,792,875	—	121,792,875
Exchange Traded Funds	430,669,000	—	—	430,669,000
Foreign Government Securities	—	130,510,278	—	130,510,278
Municipal Bonds	—	6,991,105	—	6,991,105
Preferred Stocks
Financials	137,740	—	—	137,740
Short-Term Investments
Investment Company	4,000,000	—	—	4,000,000
Repurchase Agreements	—	149,786,202	—	149,786,202
Supranational	—	157,838,471	—	157,838,471
U.S. Government Agency Securities	—	173,010,729	—	173,010,729
U.S. Treasury Obligations	—	2,329,385,882	—	2,329,385,882

Total Assets	$434,806,740	$4,823,589,223	$—	$5,258,395,963

Total Liabilities	$—	$—	$—	$—

Total	$434,806,740	$4,823,589,223	$—	$5,258,395,963

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$259,632
Aggregate gross unrealized depreciation	(525,593,227)

Net unrealized depreciation	$(525,333,595)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,783,729,558

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (8.0%)
Ambev SA	253,943	$732,028
Americanas SA*	5,106	16,195
Atacadao SA	6,331	22,639
B3 SA - Brasil Bolsa Balcao	48,628	118,542
Banco Bradesco SA*	15,196	46,086
Banco Bradesco SA (Preference)(q)	43,099	158,515
Banco Bradesco SA (ADR)	149,830	551,374
Banco BTG Pactual SA*	8,481	39,179
Banco do Brasil SA	7,794	55,554
Banco Santander Brasil SA	3,124	17,594
BB Seguridade Participacoes SA	5,239	25,805
Braskem SA (Preference), Class A(q)	1,644	7,997
BRF SA*	4,847	11,582
CCR SA	9,110	21,211
Centrais Eletricas Brasileiras SA	8,149	65,079
Centrais Eletricas Brasileiras SA (Preference), Class B(q)	2,830	23,687
Cia de Saneamento Basico do Estado de Sao Paulo*	2,589	23,815
Cia Energetica de Minas Gerais (Preference)(q)	10,489	20,981
Cia Siderurgica Nacional SA	5,126	12,106
Cosan SA	9,832	31,623
CPFL Energia SA	2,283	14,288
Energisa SA	2,213	17,222
Engie Brasil Energia SA	2,350	16,803
Equatorial Energia SA	9,398	46,795
Gerdau SA (Preference)(q)	10,209	46,254
Hapvida Participacoes e Investimentos SA(m)*	34,761	48,974
Hypera SA*	3,296	27,184
Itau Unibanco Holding SA (Preference)(q)*	39,160	203,265
Itau Unibanco Holding SA (ADR)	74,579	385,573
Itausa SA (Preference)(q)	36,087	65,225
Klabin SA	8,000	26,962
Localiza Rent a Car SA	5,975	67,466
Lojas Renner SA*	7,144	36,976
Magazine Luiza SA*	21,875	18,289
Natura & Co. Holding SA	6,494	17,817
Petro Rio SA*	5,854	29,908
Petroleo Brasileiro SA	30,072	185,527
Petroleo Brasileiro SA (Preference)(q)	38,480	213,716
Petroleo Brasileiro SA (ADR)	42,093	519,428
Raia Drogasil SA	7,704	32,491
Rede D’Or Sao Luiz SA(m)*	2,974	16,446
Rumo SA	9,376	32,242
Suzano SA	5,857	48,501
Telefonica Brasil SA	4,815	36,106
TIM SA*	6,959	15,597
TOTVS SA*	3,956	21,627
Ultrapar Participacoes SA	6,680	14,501
Vale SA	32,318	432,436
Vibra Energia SA	8,391	26,879
WEG SA	13,076	77,690
XP, Inc., Class A*	26,711	507,776

		5,251,556

Chile (1.8%)
Banco de Chile	462,284	40,674
Banco Santander Chile	707,561	24,721
Cencosud SA	11,427	14,461
Cia Cervecerias Unidas SA	3,078	16,728
Empresas CMPC SA	15,051	22,904
Empresas Copec SA	4,090	26,201
Enel Americas SA	173,391	18,270
Falabella SA	6,082	12,126
Sociedad Quimica y Minera de Chile SA (Preference), Class B(q)	1,146	106,667
Sociedad Quimica y Minera de Chile SA (ADR)	10,165	922,474

		1,205,226

China (29.1%)
360 DigiTech, Inc. (ADR)	726	9,307
3SBio, Inc.(m)	16,774	11,877
AAC Technologies Holdings, Inc.(x)*	8,075	12,461
Advanced Micro-Fabrication Equipment, Inc. China, Class A*	803	12,117
AECC Aviation Power Co. Ltd., Class A	1,700	10,025
Agricultural Bank of China Ltd., Class H	218,582	65,186
Agricultural Bank of China Ltd., Class A	31,100	12,531
Aier Eye Hospital Group Co. Ltd., Class A	3,247	13,114
Air China Ltd., Class A*	9,800	14,460
Air China Ltd., Class H*	19,469	14,836
Airtac International Group	976	22,328
Alibaba Group Holding Ltd.*	122,680	1,230,590
Alibaba Health Information Technology Ltd.*	28,015	12,736
A-Living Smart City Services Co. Ltd., Class H(m)	8,807	6,922
Aluminum Corp. of China Ltd., Class A	13,700	7,938
Aluminum Corp. of China Ltd., Class H	27,304	8,837
Anhui Conch Cement Co. Ltd., Class A	2,300	9,310
Anhui Conch Cement Co. Ltd., Class H	8,297	26,150
Anhui Gujing Distillery Co. Ltd., Class A	300	11,500
ANTA Sports Products Ltd.	9,267	97,610
Asymchem Laboratories Tianjin Co. Ltd., Class A	280	5,466
Autohome, Inc. (ADR)	529	15,214
Avary Holding Shenzhen Co. Ltd., Class A	2,200	7,982
AviChina Industry & Technology Co. Ltd., Class H	20,991	8,082
Baidu, Inc., Class A*	17,820	262,960
Baidu, Inc. (ADR)*	3,812	447,872
Bank of Beijing Co. Ltd., Class A	20,300	11,763
Bank of Chengdu Co. Ltd., Class A	6,200	14,297
Bank of China Ltd., Class A	29,700	12,925
Bank of China Ltd., Class H	641,972	209,548
Bank of Communications Co. Ltd., Class A	19,500	12,692
Bank of Communications Co. Ltd., Class H	58,821	30,904
Bank of Hangzhou Co. Ltd., Class A	5,900	11,850
Bank of Jiangsu Co. Ltd., Class A	14,100	14,784
Bank of Nanjing Co. Ltd., Class A	9,600	14,224
Bank of Ningbo Co. Ltd., Class A	2,700	11,963
Bank of Shanghai Co. Ltd., Class A	12,700	10,461
Baoshan Iron & Steel Co. Ltd., Class A	12,500	9,268
BeiGene Ltd. (ADR)*	350	47,187
Beijing Capital International Airport Co. Ltd., Class H*	34,249	18,405

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Beijing Enterprises Holdings Ltd.	4,062	$11,364
Beijing Enterprises Water Group Ltd.	36,959	8,510
Beijing Kingsoft Office Software, Inc., Class A	346	9,801
Beijing Tongrentang Co. Ltd., Class A	2,200	14,093
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	435	7,012
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	18,900	12,039
Bilibili, Inc., Class Z*	1,500	23,175
Bloomage Biotechnology Corp. Ltd., Class A	643	11,871
BOE Technology Group Co. Ltd., Class A	18,300	8,432
Bosideng International Holdings Ltd.	26,968	13,325
BYD Co. Ltd., Class A	801	28,418
BYD Co. Ltd., Class H	24,155	594,022
BYD Electronic International Co. Ltd.(x)	4,680	11,109
CanSino Biologics, Inc., Class H(m)(x)	641	3,601
CGN Power Co. Ltd., Class H(m)	115,031	24,877
Changchun High & New Technology Industry Group, Inc., Class A	300	7,180
China Cinda Asset Management Co. Ltd., Class H	82,280	9,105
China CITIC Bank Corp. Ltd., Class H	77,354	30,717
China Coal Energy Co. Ltd., Class H	24,399	22,064
China Conch Venture Holdings Ltd.	11,048	17,526
China Construction Bank Corp., Class H	777,135	447,213
China CSSC Holdings Ltd., Class A	3,800	12,091
China Eastern Airlines Corp. Ltd., Class A*	18,500	12,723
China Energy Engineering Corp. Ltd.	32,000	10,102
China Everbright Bank Co. Ltd., Class A	27,100	10,764
China Everbright Bank Co. Ltd., Class H	38,342	10,540
China Everbright Environment Group Ltd.	42,700	17,697
China Evergrande Group*	69,583	5,901
China Feihe Ltd.(m)*	25,661	17,908
China Galaxy Securities Co. Ltd., Class A	10,500	13,316
China Galaxy Securities Co. Ltd., Class H	25,162	11,583
China Gas Holdings Ltd.	20,606	24,467
China Hongqiao Group Ltd.(x)	15,787	12,888
China International Capital Corp. Ltd., Class A	1,900	9,143
China International Capital Corp. Ltd., Class H(m)	12,618	18,266
China Jinmao Holdings Group Ltd.(x)	42,537	8,643
China Lesso Group Holdings Ltd.	7,961	7,355
China Life Insurance Co. Ltd., Class H	60,133	77,426
China Life Insurance Co. Ltd., Class A	3,100	13,818
China Literature Ltd.(m)*	2,830	7,915
China Longyuan Power Group Corp. Ltd., Class H	22,445	28,068
China Medical System Holdings Ltd.	9,408	11,230
China Meidong Auto Holdings Ltd.	6,782	10,731
China Mengniu Dairy Co. Ltd.*	25,429	99,741
China Merchants Bank Co. Ltd., Class A	10,000	47,212
China Merchants Bank Co. Ltd., Class H	31,535	145,901
China Merchants Port Holdings Co. Ltd.	10,365	12,935
China Merchants Securities Co. Ltd., Class A	5,400	9,389
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,000	16,107
China Minsheng Banking Corp. Ltd., Class A	23,300	11,123
China Minsheng Banking Corp. Ltd., Class H	40,320	11,543
China National Building Material Co. Ltd., Class H	28,033	21,276
China National Nuclear Power Co. Ltd., Class A	12,300	10,141
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,100	7,842
China Oilfield Services Ltd., Class H	14,287	14,116
China Overseas Land & Investment Ltd.	30,956	79,838
China Overseas Property Holdings Ltd.	13,420	11,661
China Pacific Insurance Group Co. Ltd., Class A	3,300	9,427
China Pacific Insurance Group Co. Ltd., Class H	21,306	39,074
China Petroleum & Chemical Corp., Class A	21,700	13,122
China Petroleum & Chemical Corp., Class H	206,177	87,868
China Power International Development Ltd.	56,184	22,340
China Railway Group Ltd., Class A	15,300	11,278
China Railway Group Ltd., Class H	27,671	13,513
China Resources Beer Holdings Co. Ltd.	13,811	95,667
China Resources Cement Holdings Ltd.	17,641	8,170
China Resources Gas Group Ltd.	6,220	19,633
China Resources Land Ltd.	25,932	101,096
China Resources Microelectronics Ltd., Class A	1,732	11,560
China Resources Mixc Lifestyle Services Ltd.(m)	3,950	15,133
China Resources Power Holdings Co. Ltd.	12,931	19,959
China Ruyi Holdings Ltd.(x)*	48,798	10,343
China Shenhua Energy Co. Ltd., Class H	27,294	80,987
China Shenhua Energy Co. Ltd., Class A	4,100	18,257
China Southern Airlines Co. Ltd., Class A*	12,300	11,509
China Southern Airlines Co. Ltd., Class H(x)*	22,322	11,750
China State Construction Engineering Corp. Ltd., Class A	18,400	13,354
China State Construction International Holdings Ltd.	13,950	14,054
China Suntien Green Energy Corp. Ltd., Class H	20,798	7,566
China Taiping Insurance Holdings Co. Ltd.	11,196	9,368
China Three Gorges Renewables Group Co. Ltd., Class A	12,200	9,649
China Tourism Group Duty Free Corp. Ltd., Class A	800	22,214
China Tower Corp. Ltd., Class H(m)	299,857	32,033

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
China Traditional Chinese Medicine Holdings Co. Ltd.	20,201	$6,978
China United Network Communications Ltd., Class A	23,100	10,896
China Vanke Co. Ltd., Class A	4,400	11,050
China Vanke Co. Ltd., Class H	14,016	25,481
China Yangtze Power Co. Ltd., Class A	9,400	30,079
China Zhenhua Group Science & Technology Co. Ltd., Class A	800	13,074
Chinasoft International Ltd.*	28,121	17,230
Chongqing Changan Automobile Co. Ltd., Class A	8,450	14,886
Chongqing Zhifei Biological Products Co. Ltd., Class A	800	9,723
CIFI Holdings Group Co. Ltd.	25,541	2,603
CITIC Ltd.	47,016	44,089
CITIC Securities Co. Ltd., Class A	5,200	12,722
CITIC Securities Co. Ltd., Class H	17,607	29,843
CMOC Group Ltd., Class A	16,500	10,976
CMOC Group Ltd., Class H	27,294	10,637
CNGR Advanced Material Co. Ltd., Class A	400	4,683
Contemporary Amperex Technology Co. Ltd., Class A	1,044	58,602
COSCO SHIPPING Holdings Co. Ltd., Class A	5,200	8,067
COSCO SHIPPING Holdings Co. Ltd., Class H	22,544	26,346
COSCO SHIPPING Ports Ltd.	17,157	10,749
Country Garden Holdings Co. Ltd.(x)	52,873	12,194
Country Garden Services Holdings Co. Ltd.	14,333	20,942
CRRC Corp. Ltd., Class H	32,579	10,505
CRRC Corp. Ltd., Class A	15,200	10,048
CSC Financial Co. Ltd., Class A	3,200	10,407
CSPC Pharmaceutical Group Ltd.	76,349	74,971
Dali Foods Group Co. Ltd.(m)	25,914	11,142
Daqin Railway Co. Ltd., Class A	12,800	12,207
Daqo New Energy Corp. (ADR)*	407	21,604
Dongfang Electric Corp. Ltd., Class A	4,300	12,333
Dongfeng Motor Group Co. Ltd., Class H	18,781	9,985
Dongyue Group Ltd.	10,715	10,655
East Money Information Co. Ltd., Class A	5,040	12,440
ENN Energy Holdings Ltd.	6,393	85,068
ENN Natural Gas Co. Ltd., Class A	5,100	13,374
Eve Energy Co. Ltd., Class A	800	9,563
Everbright Securities Co. Ltd., Class A	6,500	12,077
Far East Horizon Ltd.	16,103	10,829
Flat Glass Group Co. Ltd., Class A*	1,700	7,843
Flat Glass Group Co. Ltd., Class H(x)*	3,225	7,822
Focus Media Information Technology Co. Ltd., Class A	11,600	9,021
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,540	17,903
Fosun International Ltd.	17,382	10,753
Foxconn Industrial Internet Co. Ltd., Class A	8,000	9,584
Fuyao Glass Industry Group Co. Ltd., Class A	1,800	9,085
Fuyao Glass Industry Group Co. Ltd., Class H(m)	4,201	16,870
Ganfeng Lithium Co. Ltd., Class A	980	10,308
Ganfeng Lithium Co. Ltd., Class H(m)(x)	3,218	21,308
GD Power Development Co. Ltd., Class A*	22,100	12,677
GDS Holdings Ltd., Class A*	6,522	14,363
Geely Automobile Holdings Ltd.	48,576	65,858
Genscript Biotech Corp.*	8,779	19,089
GF Securities Co. Ltd., Class A	4,200	8,411
GF Securities Co. Ltd., Class H	8,192	8,905
GigaDevice Semiconductor, Inc., Class A	500	6,561
Ginlong Technologies Co. Ltd., Class A*	400	12,378
GoerTek, Inc., Class A	1,800	6,737
Gotion High-tech Co. Ltd., Class A	2,900	12,410
Great Wall Motor Co. Ltd., Class A	2,000	7,787
Great Wall Motor Co. Ltd., Class H	20,829	23,786
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,300	10,511
Greentown China Holdings Ltd.	8,932	16,763
Greentown Service Group Co. Ltd.(m)(x)	16,196	10,781
Guangdong Haid Group Co. Ltd., Class A	1,300	11,030
Guangdong Investment Ltd.	27,094	21,679
Guanghui Energy Co. Ltd., Class A	8,100	13,991
Guangzhou Automobile Group Co. Ltd., Class H	20,379	14,490
Guangzhou Automobile Group Co. Ltd., Class A	5,800	9,910
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,600	9,902
Guosen Securities Co. Ltd., Class A	8,100	9,789
Guotai Junan Securities Co. Ltd., Class A	5,300	10,210
H World Group Ltd. (ADR)	1,434	48,096
Haidilao International Holding Ltd.(m)*	7,558	14,749
Haier Smart Home Co. Ltd., Class A	3,200	11,168
Haier Smart Home Co. Ltd., Class H	17,095	52,080
Haitian International Holdings Ltd.	5,159	9,708
Haitong Securities Co. Ltd., Class A	7,600	9,273
Haitong Securities Co. Ltd., Class H	18,883	9,991
Hangzhou First Applied Material Co. Ltd., Class A	980	7,343
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,500	6,791
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,000	12,841
Hangzhou Tigermed Consulting Co. Ltd., Class H(m)	1,229	9,912
Hansoh Pharmaceutical Group Co. Ltd.(m)	8,200	12,776
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,000	10,319
Hengan International Group Co. Ltd.	6,606	29,406
Hengli Petrochemical Co. Ltd., Class A	3,800	9,037
Hopson Development Holdings Ltd.(x)	8,136	8,499
Hoshine Silicon Industry Co. Ltd., Class A	700	10,806
Hua Hong Semiconductor Ltd.(m)*	3,601	8,189
Huadong Medicine Co. Ltd., Class A	2,300	13,005
Huaneng Power International, Inc., Class A*	10,000	10,646
Huaneng Power International, Inc., Class H(x)*	26,775	11,630
Huatai Securities Co. Ltd., Class A	5,300	9,051
Huatai Securities Co. Ltd., Class H(m)	10,711	11,738

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Huaxia Bank Co. Ltd., Class A	15,400	$10,907
Huayu Automotive Systems Co. Ltd., Class A	3,900	9,079
Huizhou Desay Sv Automotive Co. Ltd., Class A	700	13,596
Hundsun Technologies, Inc., Class A	2,800	13,366
HUTCHMED China Ltd. (ADR)*	598	5,298
Hygeia Healthcare Holdings Co. Ltd.(m)(x)*	2,409	13,542
Iflytek Co. Ltd., Class A	1,900	8,782
Imeik Technology Development Co. Ltd., Class A	100	6,907
Industrial & Commercial Bank of China Ltd., Class H	874,905	408,142
Industrial & Commercial Bank of China Ltd., Class A	26,100	15,991
Industrial Bank Co. Ltd., Class A	8,600	20,109
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	35,900	9,293
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,600	12,073
Innovent Biologics, Inc.(m)*	7,841	24,423
iQIYI, Inc. (ADR)(x)*	2,971	8,051
JA Solar Technology Co. Ltd., Class A	1,400	12,652
JD Health International, Inc.(m)*	8,234	46,936
JD.com, Inc., Class A	17,427	440,055
Jiangsu Eastern Shenghong Co. Ltd., Class A	4,700	11,501
Jiangsu Expressway Co. Ltd., Class H	13,780	10,340
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,100	6,999
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,600	12,856
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	600	13,370
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,100	12,927
Jiangxi Copper Co. Ltd., Class H	313,350	361,362
Jinxin Fertility Group Ltd.(m)	12,723	6,180
Jiumaojiu International Holdings Ltd.(m)	7,515	12,265
JOYY, Inc. (ADR)	387	10,062
Kanzhun Ltd. (ADR)*	1,386	23,396
KE Holdings, Inc. (ADR)*	5,067	88,774
Kingboard Holdings Ltd.	7,213	20,267
Kingdee International Software Group Co. Ltd.*	17,491	22,615
Kingsoft Corp. Ltd.	8,075	21,379
Kuaishou Technology(m)*	14,142	91,126
Kunlun Energy Co. Ltd.	35,918	25,917
Kweichow Moutai Co. Ltd., Class A	600	157,822
Lenovo Group Ltd.	58,386	40,110
Lens Technology Co. Ltd., Class A	4,400	5,720
Li Auto, Inc. (ADR)*	4,418	101,658
Li Ning Co. Ltd.	19,036	144,659
Longfor Group Holdings Ltd.§	14,732	41,749
LONGi Green Energy Technology Co. Ltd., Class A	3,080	20,687
Lufax Holding Ltd. (ADR)	6,204	15,758
Luxshare Precision Industry Co. Ltd., Class A	2,900	12,058
Luzhou Laojiao Co. Ltd., Class A	600	19,427
Mango Excellent Media Co. Ltd., Class A	2,200	7,701
Maxscend Microelectronics Co. Ltd., Class A	480	5,950
Meituan, Class B(m)*	35,592	745,976
Microport Scientific Corp.*	4,410	7,473
Ming Yang Smart Energy Group Ltd., Class A	3,700	12,536
Ming Yuan Cloud Group Holdings Ltd.(x)	6,815	4,011
Minth Group Ltd.	8,199	17,909
MMG Ltd.*	42,699	10,138
Montage Technology Co. Ltd., Class A	1,153	8,474
Muyuan Foods Co. Ltd., Class A	2,100	16,136
NARI Technology Co. Ltd., Class A	2,880	10,054
NAURA Technology Group Co. Ltd., Class A	200	7,814
NetEase, Inc.	16,753	254,405
New China Life Insurance Co. Ltd., Class A	3,400	12,907
New China Life Insurance Co. Ltd., Class H	6,085	11,584
New Hope Liuhe Co. Ltd., Class A*	6,100	11,934
New Oriental Education & Technology Group, Inc.*	12,047	29,467
Ninestar Corp., Class A	2,200	13,362
Ningbo Deye Technology Co. Ltd., Class A	200	11,791
Ningbo Tuopu Group Co. Ltd., Class A	900	9,358
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,600	10,488
NIO, Inc. (ADR)*	11,070	174,574
Nongfu Spring Co. Ltd., Class H(m)	13,149	75,621
Oppein Home Group, Inc., Class A	700	11,198
Orient Securities Co. Ltd., Class A	9,300	10,047
People’s Insurance Co. Group of China Ltd. (The), Class A	19,700	13,911
People’s Insurance Co. Group of China Ltd. (The), Class H	57,390	16,608
PetroChina Co. Ltd., Class H	177,786	73,109
PetroChina Co. Ltd., Class A	17,200	12,413
Pharmaron Beijing Co. Ltd., Class H(m)	1,488	7,216
Pharmaron Beijing Co. Ltd., Class A	900	6,854
PICC Property & Casualty Co. Ltd., Class H	55,754	57,669
Pinduoduo, Inc. (ADR)*	4,087	255,764
Ping An Bank Co. Ltd., Class A	8,000	13,300
Ping An Healthcare and Technology Co. Ltd.(m)(x)*	4,122	7,747
Ping An Insurance Group Co. of China Ltd., Class H	51,157	254,369
Ping An Insurance Group Co. of China Ltd., Class A	4,500	26,284
Poly Developments and Holdings Group Co. Ltd., Class A	5,900	14,971
Poly Property Services Co. Ltd., Class H(m)(x)	104,800	554,526
Pop Mart International Group Ltd.(m)(x)	4,180	7,662
Postal Savings Bank of China Co. Ltd., Class H(m)(x)	53,374	31,245
Postal Savings Bank of China Co. Ltd., Class A	16,600	10,411
Power Construction Corp. of China Ltd., Class A	11,500	11,293
Pylon Technologies Co. Ltd., Class A	244	13,744
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,700	12,391
RLX Technology, Inc. (ADR)(x)*	4,287	4,501
Rongsheng Petrochemical Co. Ltd., Class A	4,900	9,524
SAIC Motor Corp. Ltd., Class A	4,500	9,035

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sany Heavy Equipment International Holdings Co. Ltd.	14,678	$14,244
Sany Heavy Industry Co. Ltd., Class A	3,900	7,627
Satellite Chemical Co. Ltd., Class A	3,218	9,671
SDIC Power Holdings Co. Ltd., Class A	8,200	12,430
Seazen Group Ltd.*	21,471	5,016
SF Holding Co. Ltd., Class A	2,000	13,307
SG Micro Corp., Class A	300	5,969
Shaanxi Coal Industry Co. Ltd., Class A	7,400	23,701
Shandong Gold Mining Co. Ltd., Class H(m)(x)	8,605	13,647
Shandong Gold Mining Co. Ltd., Class A	4,600	11,138
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,300	13,549
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	27,428	36,797
Shanghai Baosight Software Co. Ltd., Class A	2,400	12,440
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,800	7,493
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	71,939	173,351
Shanghai International Airport Co. Ltd., Class A*	1,900	15,468
Shanghai International Port Group Co. Ltd., Class A	15,900	12,462
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,180	9,875
Shanghai Pudong Development Bank Co. Ltd., Class A	12,100	11,992
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,200	9,431
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	500	21,416
Shenwan Hongyuan Group Co. Ltd., Class A	18,200	9,879
Shenzhen Inovance Technology Co. Ltd., Class A	1,400	11,309
Shenzhen International Holdings Ltd.	13,340	10,176
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	21,113
Shenzhen Transsion Holdings Co. Ltd., Class A	627	5,121
Shenzhou International Group Holdings Ltd.	55,888	428,674
Shimao Group Holdings Ltd.(x)*	23,338	7,818
Silergy Corp.	2,576	33,767
Sinopharm Group Co. Ltd., Class H	134,976	269,463
Sinotruk Hong Kong Ltd.	9,180	7,664
Smoore International Holdings Ltd.(m)(x)	12,083	14,380
StarPower Semiconductor Ltd., Class A	200	9,095
Sunac China Holdings Ltd.(r)(x)*	24,305	12,054
Sungrow Power Supply Co. Ltd., Class A	700	10,810
Sunny Optical Technology Group Co. Ltd.	5,250	49,346
Suzhou Maxwell Technologies Co. Ltd., Class A	100	6,833
TAL Education Group (ADR)*	4,182	20,659
TBEA Co. Ltd., Class A	4,000	12,209
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,200	13,873
Tencent Holdings Ltd.	74,089	2,502,134
Tencent Music Entertainment Group (ADR)*	5,401	21,928
Tianqi Lithium Corp., Class A*	900	12,659
Tingyi Cayman Islands Holding Corp.	16,474	28,197
Tongcheng Travel Holdings Ltd.(m)*	7,983	15,593
Tongwei Co. Ltd., Class A	2,200	14,554
Topsports International Holdings Ltd.(m)	14,871	10,441
TravelSky Technology Ltd., Class H	406,983	621,214
Trina Solar Co. Ltd., Class A	1,157	10,446
Trip.com Group Ltd. (ADR)*	4,408	120,382
Tsingtao Brewery Co. Ltd., Class A	1,000	14,963
Tsingtao Brewery Co. Ltd., Class H	4,644	43,921
Unigroup Guoxin Microelectronics Co. Ltd., Class A	559	11,367
Uni-President China Holdings Ltd.	15,030	12,600
Vipshop Holdings Ltd. (ADR)*	3,107	26,130
Walvax Biotechnology Co. Ltd., Class A	1,800	9,377
Wanhua Chemical Group Co. Ltd., Class A	1,300	16,851
Want Want China Holdings Ltd.	36,211	23,665
Weibo Corp. (ADR)*	19,838	339,230
Weichai Power Co. Ltd., Class A	5,400	7,319
Weichai Power Co. Ltd., Class H	292,768	277,097
Wens Foodstuffs Group Co. Ltd., Class A*	4,700	13,533
Wharf Holdings Ltd. (The)	11,213	35,821
Will Semiconductor Co. Ltd., Class A	1,505	16,889
Wingtech Technology Co. Ltd., Class A	2,400	16,118
Wuliangye Yibin Co. Ltd., Class A	1,600	37,998
WuXi AppTec Co. Ltd., Class H(m)	2,353	18,742
WuXi AppTec Co. Ltd., Class A	1,000	10,010
Wuxi Biologics Cayman, Inc.(m)*	28,977	173,614
XCMG Construction Machinery Co. Ltd., Class A	19,500	12,310
Xiaomi Corp., Class B(m)*	123,573	138,822
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	8,121	9,356
Xinyi Solar Holdings Ltd.	39,532	41,099
XPeng, Inc. (ADR)(x)*	3,449	41,216
Xtep International Holdings Ltd.	9,813	10,391
Yadea Group Holdings Ltd.(m)	9,032	14,428
Yankuang Energy Group Co. Ltd., Class H	10,780	39,156
Yankuang Energy Group Co. Ltd., Class A	2,600	18,319
Yealink Network Technology Corp. Ltd., Class A	1,100	9,769
Yihai International Holding Ltd.*	3,573	7,522
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,400	8,492
Yonyou Network Technology Co. Ltd., Class A	7,500	18,529
YTO Express Group Co. Ltd., Class A	4,500	13,162
Yuexiu Property Co. Ltd.	15,295	18,370
Yum China Holdings, Inc.	3,406	161,206
Yunnan Baiyao Group Co. Ltd., Class A	1,260	9,314
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	500	12,093
Yunnan Energy New Material Co. Ltd.	300	7,362
Zai Lab Ltd. (ADR)*	632	21,614
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	7,499

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Zhejiang Chint Electrics Co. Ltd., Class A	1,800	$6,790
Zhejiang Expressway Co. Ltd., Class H	16,432	11,159
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,040	9,406
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	12,334
Zhejiang NHU Co. Ltd., Class A	3,120	9,775
ZhongAn Online P&C Insurance Co. Ltd., Class H(m)*	3,854	8,595
Zhongsheng Group Holdings Ltd.	4,459	17,532
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,789	15,890
Zijin Mining Group Co. Ltd., Class A	9,400	10,325
Zijin Mining Group Co. Ltd., Class H	46,361	44,688
ZTE Corp., Class A	2,600	7,842
ZTE Corp., Class H	5,230	9,302
ZTO Express Cayman, Inc. (ADR)	3,415	82,062

		19,207,517

Colombia (1.2%)
Bancolombia SA	2,059	13,890
Bancolombia SA (Preference)(q)	3,654	22,209
Bancolombia SA (ADR)(x)	19,160	466,929
Ecopetrol SA	574,885	258,636
Interconexion Electrica SA ESP	3,634	13,007

		774,671

Czech Republic (0.9%)
CEZ A/S	1,304	44,702
Komercni Banka A/S	22,972	574,760
Moneta Money Bank A/S(m)	4,651	13,073

		632,535

Egypt (0.0%)†
Commercial International Bank Egypt SAE	20,487	26,344
Eastern Co. SAE	27,018	14,242

		40,586

Greece (0.2%)
Alpha Services and Holdings SA*	34,021	26,496
Eurobank Ergasias Services and Holdings SA*	20,982	17,358
Hellenic Telecommunications Organization SA	1,630	23,676
JUMBO SA	1,066	14,212
Mytilineos SA	987	13,407
OPAP SA	1,568	18,832
Public Power Corp. SA*	815	4,136

		118,117

Hong Kong (0.1%)
Alibaba Pictures Group Ltd.*	137,469	7,030
Kingboard Laminates Holdings Ltd.	8,240	7,367
Nine Dragons Paper Holdings Ltd.	13,664	8,484
Orient Overseas International Ltd.(x)	986	17,196
Sino Biopharmaceutical Ltd.	69,668	32,408
Vinda International Holdings Ltd.	6,126	14,393

		86,878

Hungary (0.1%)
MOL Hungarian Oil & Gas plc	3,311	18,443
OTP Bank Nyrt.	1,810	33,036
Richter Gedeon Nyrt.	1,130	19,350

		70,829

India (12.7%)
ACC Ltd.	607	17,911
Adani Enterprises Ltd.	2,303	97,243
Adani Green Energy Ltd.*	2,560	70,817
Adani Ports & Special Economic Zone Ltd.	4,268	42,701
Adani Power Ltd.*	6,234	28,272
Adani Total Gas Ltd.	2,222	90,311
Adani Transmission Ltd.*	2,254	90,246
Ambuja Cements Ltd.	4,814	30,307
Apollo Hospitals Enterprise Ltd.	813	43,523
Asian Paints Ltd.	3,100	127,152
AU Small Finance Bank Ltd.(m)	1,720	12,948
Aurobindo Pharma Ltd.	2,131	13,294
Avenue Supermarts Ltd.(m)*	1,309	70,299
Axis Bank Ltd.	18,366	163,803
Bajaj Auto Ltd.	561	24,239
Bajaj Finance Ltd.	2,202	196,521
Bajaj Finserv Ltd.	3,086	63,157
Balkrishna Industries Ltd.	625	14,358
Bandhan Bank Ltd.(m)*	5,207	16,913
Berger Paints India Ltd.	1,962	14,820
Bharat Forge Ltd.	2,069	17,592
Bharat Petroleum Corp. Ltd.	7,012	26,119
Bharti Airtel Ltd.	17,753	173,391
Biocon Ltd.	3,827	13,668
Britannia Industries Ltd.	876	41,197
Cholamandalam Investment and Finance Co. Ltd.	3,318	29,605
Cipla Ltd.	3,912	53,397
Coal India Ltd.	12,450	32,218
Colgate-Palmolive India Ltd.	989	19,719
Container Corp. of India Ltd.	2,216	19,301
Dabur India Ltd.	5,000	35,034
Divi’s Laboratories Ltd.	1,073	48,525
DLF Ltd.	5,001	21,721
Dr Reddy’s Laboratories Ltd.	941	49,862
Eicher Motors Ltd.	1,105	49,485
GAIL India Ltd.	18,839	20,045
Godrej Consumer Products Ltd.*	3,305	36,741
Godrej Properties Ltd.*	1,011	14,676
Grasim Industries Ltd.	2,123	43,225
Havells India Ltd.	2,025	33,492
HCL Technologies Ltd.	8,772	99,196
HDFC Bank Ltd. (ADR)	10,607	619,661
HDFC Life Insurance Co. Ltd.(m)	7,684	50,003
Hero MotoCorp Ltd.	888	27,611
Hindalco Industries Ltd.	10,862	51,413
Hindustan Petroleum Corp. Ltd.	5,159	13,613
Hindustan Unilever Ltd.	6,646	218,889
Housing Development Finance Corp. Ltd.	13,926	387,794
ICICI Bank Ltd.	41,575	435,505
ICICI Bank Ltd. (ADR)	35,203	738,207
ICICI Lombard General Insurance Co. Ltd.(m)	1,944	27,360
ICICI Prudential Life Insurance Co. Ltd.(m)	2,904	18,587
Indian Oil Corp. Ltd.	22,823	18,758
Indian Railway Catering & Tourism Corp. Ltd.	1,939	16,635
Indus Towers Ltd.	5,704	13,821
Info Edge India Ltd.	573	26,859
Infosys Ltd.	27,201	466,105
InterGlobe Aviation Ltd.(m)*	778	17,597
ITC Ltd.	23,901	97,076
Jindal Steel & Power Ltd.	3,297	17,209
JSW Steel Ltd.	5,842	44,999
Jubilant Foodworks Ltd.	3,199	24,216
Kotak Mahindra Bank Ltd.	4,492	99,425
Larsen & Toubro Infotech Ltd.(m)	425	22,866
Larsen & Toubro Ltd.	5,564	125,378
Lupin Ltd.	1,320	11,018
Mahindra & Mahindra Ltd.	7,032	108,615
Marico Ltd.	4,174	27,557
Maruti Suzuki India Ltd.	976	105,716

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Mindtree Ltd.	466	$17,791
Mphasis Ltd.	683	17,302
MRF Ltd.	15	14,983
Muthoot Finance Ltd.	1,105	14,049
Nestle India Ltd.	273	64,172
NTPC Ltd.	31,344	61,136
Oil & Natural Gas Corp. Ltd.	20,333	31,403
Page Industries Ltd.	50	31,071
Petronet LNG Ltd.	6,061	14,806
PI Industries Ltd.	613	22,405
Pidilite Industries Ltd.	1,232	40,421
Power Grid Corp. of India Ltd.	25,366	65,640
Reliance Industries Ltd.	24,601	711,542
Samvardhana Motherson International Ltd.	10,952	14,557
SBI Cards & Payment Services Ltd.	1,906	21,361
SBI Life Insurance Co. Ltd.(m)	3,638	55,664
Shree Cement Ltd.	87	22,449
Shriram Transport Finance Co. Ltd.	1,530	22,476
Siemens Ltd.	576	19,565
SRF Ltd.	1,198	36,485
State Bank of India	14,424	93,269
Sun Pharmaceutical Industries Ltd.	7,756	90,335
Tata Consultancy Services Ltd.	7,392	270,290
Tata Consumer Products Ltd.	4,468	44,037
Tata Elxsi Ltd.	277	28,872
Tata Motors Ltd.*	13,418	66,047
Tata Power Co. Ltd. (The)	11,620	30,835
Tata Steel Ltd.	59,217	71,449
Tech Mahindra Ltd.	4,714	57,594
Titan Co. Ltd.	2,870	91,193
Torrent Pharmaceuticals Ltd.	821	15,636
Trent Ltd.	1,465	25,517
UltraTech Cement Ltd.	816	62,638
United Spirits Ltd.*	2,349	24,152
UPL Ltd.	3,943	32,393
Vedanta Ltd.	6,008	19,681
Wipro Ltd.	11,040	52,865
Yes Bank Ltd.*	91,112	17,429
Zomato Ltd.*	19,088	14,421

		8,347,468

Indonesia (3.4%)
Adaro Energy Indonesia Tbk. PT	127,572	32,977
Adaro Minerals Indonesia Tbk. PT*	123,899	14,575
Aneka Tambang Tbk.	117,063	14,740
Astra International Tbk. PT	183,159	79,018
Bank Central Asia Tbk. PT	448,289	250,252
Bank Jago Tbk. PT*	36,955	15,897
Bank Mandiri Persero Tbk. PT	164,048	100,585
Bank Negara Indonesia Persero Tbk. PT	60,070	35,120
Bank Rakyat Indonesia Persero Tbk. PT	3,219,226	947,001
Charoen Pokphand Indonesia Tbk. PT	64,683	23,941
Gudang Garam Tbk. PT	8,476	12,756
Indofood Sukses Makmur Tbk. PT	1,182,988	466,358
Kalbe Farma Tbk. PT	184,272	22,066
Merdeka Copper Gold Tbk. PT*	99,426	25,448
Sarana Menara Nusantara Tbk. PT	236,208	19,104
Sumber Alfaria Trijaya Tbk. PT	177,863	27,837
Telkom Indonesia Persero Tbk. PT	399,471	116,364
Unilever Indonesia Tbk. PT	67,686	21,433
United Tractors Tbk. PT	14,428	30,989

		2,256,461

Kuwait (0.6%)
Agility Public Warehousing Co. KSC	11,894	25,589
Boubyan Bank KSCP	10,574	26,186
Gulf Bank KSCP	13,396	12,954
Kuwait Finance House KSCP	44,377	120,309
Mobile Telecommunications Co. KSCP	24,955	47,070
National Bank of Kuwait SAKP	58,456	184,277

		416,385

Luxembourg (0.0%)†
Reinet Investments SCA	1,110	16,279

Malaysia (1.1%)
CIMB Group Holdings Bhd.	56,596	62,378
Dialog Group Bhd.	30,371	12,940
DiGi.Com Bhd.	39,934	29,077
Genting Bhd.	16,499	15,847
Genting Malaysia Bhd.	23,476	14,064
HAP Seng Consolidated Bhd.	8,729	11,509
Hartalega Holdings Bhd.	13,294	4,728
Hong Leong Bank Bhd.	7,591	33,507
IHH Healthcare Bhd.	21,971	27,869
Inari Amertron Bhd.	22,380	11,924
IOI Corp. Bhd.	19,549	15,807
Kuala Lumpur Kepong Bhd.	3,372	14,991
Malayan Banking Bhd.	39,853	73,604
Malaysia Airports Holdings Bhd.*	10,965	13,183
Maxis Bhd.	18,034	13,632
MISC Bhd.	10,465	15,189
MR DIY Group M Bhd.(m)	33,669	14,238
Nestle Malaysia Bhd.	550	15,455
Petronas Chemicals Group Bhd.	23,324	42,053
Petronas Gas Bhd.	9,344	33,199
PPB Group Bhd.	4,905	17,017
Press Metal Aluminium Holdings Bhd.	30,517	26,401
Public Bank Bhd.	114,625	104,221
RHB Bank Bhd.	14,181	16,939
Sime Darby Bhd.	29,543	13,590
Sime Darby Plantation Bhd.	17,851	15,655
Tenaga Nasional Bhd.	23,207	40,224
Top Glove Corp. Bhd.	40,036	5,344

		714,585

Mexico (2.4%)
Alfa SAB de CV, Class A(x)	26,520	16,855
America Movil SAB de CV	224,575	184,995
Arca Continental SAB de CV	3,727	26,835
Cemex SAB de CV*	136,177	47,061
Coca-Cola Femsa SAB de CV	4,244	24,731
Fibra Uno Administracion SA de CV (REIT)(x)	24,588	25,297
Fomento Economico Mexicano SAB de CV(x)	15,393	96,549
Gruma SAB de CV, Class B	1,820	17,331
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,282	41,556
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,628	32,011
Grupo Bimbo SAB de CV	12,149	42,692
Grupo Carso SAB de CV	6,050	22,281
Grupo Financiero Banorte SAB de CV, Class O	108,050	692,363
Grupo Financiero Inbursa SAB de CV, Class O*	19,184	30,453
Grupo Mexico SAB de CV	25,161	84,980
Grupo Televisa SAB	25,835	27,875
Industrias Penoles SAB de CV	1,638	15,830
Kimberly-Clark de Mexico SAB de CV, Class A	13,414	17,824
Orbia Advance Corp. SAB de CV	8,999	15,148
Promotora y Operadora de Infraestructura SAB de CV	69	469
Sitios Latinoamerica SAB de CV*	11,229	5,012

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Wal-Mart de Mexico SAB de CV	40,659	$142,795

		1,610,943

Peru (0.2%)
Cia de Minas Buenaventura SAA (ADR)	2,366	15,923
Credicorp Ltd.	578	70,979
Southern Copper Corp.	687	30,805

		117,707

Philippines (0.5%)
ACEN Corp.	107,952	10,323
Ayala Corp.	3,097	32,416
Ayala Land, Inc.	63,229	24,499
Bank of the Philippine Islands	15,348	23,450
BDO Unibank, Inc.	21,510	40,976
Globe Telecom, Inc.	301	10,392
International Container Terminal Services, Inc.	11,430	30,560
JG Summit Holdings, Inc.	38,365	27,464
Jollibee Foods Corp.	4,563	17,824
PLDT, Inc.	859	22,057
SM Investments Corp.	2,687	33,131
SM Prime Holdings, Inc.	98,339	50,583
Universal Robina Corp.	8,243	16,027

		339,702

Poland (0.4%)
Allegro.eu SA(m)*	5,283	22,619
Bank Polska Kasa Opieki SA	2,082	25,241
Dino Polska SA(m)*	396	24,011
KGHM Polska Miedz SA	1,393	24,346
LPP SA	17	26,500
Polski Koncern Naftowy ORLEN SA	2,921	31,373
Polskie Gornictwo Naftowe i Gazownictwo SA*	26,097	25,347
Powszechna Kasa Oszczednosci Bank Polski SA	7,831	34,188
Powszechny Zaklad Ubezpieczen SA	6,965	32,254

		245,879

Qatar (0.9%)
Barwa Real Estate Co.	9,728	9,151
Commercial Bank PSQC (The)	25,888	49,919
Industries Qatar QSC	13,744	63,581
Masraf Al Rayan QSC	50,968	57,473
Mesaieed Petrochemical Holding Co.	46,863	30,064
Ooredoo QPSC	4,608	11,265
Qatar Electricity & Water Co. QSC	2,465	11,867
Qatar Fuel QSC	2,992	15,358
Qatar Gas Transport Co. Ltd.	27,866	31,366
Qatar International Islamic Bank QSC	4,340	12,935
Qatar Islamic Bank SAQ	13,912	94,065
Qatar National Bank QPSC	36,362	198,436

		585,480

Romania (0.0%)†
NEPI Rockcastle NV	3,393	15,191
Russia (0.0%)
Gazprom PJSC (ADR)(r)*	40,302	—
LUKOIL PJSC(r)	2,799	—
Magnit PJSC	1,475	—
Magnit PJSC (GDR)(m)(r)	3	—
MMC Norilsk Nickel PJSC (ADR)(r)	4,277	—
Mobile TeleSystems PJSC(r)	26,722	—
Novatek PJSC (GDR)(m)(r)	780	—
Novolipetsk Steel PJSC (GDR)(m)(r)	1,309	—
PhosAgro PJSC (GDR)(m)(r)*	4,890	—
Rosneft Oil Co. PJSC(r)	8,744	—
Sberbank of Russia PJSC(r)*	73,260	—
Severstal PAO (GDR)(m)(r)	1,815	—
Surgutneftegas PJSC (ADR)(r)*	7,330	—
Tatneft PJSC (ADR)(r)	1,723	—
VTB Bank PJSC (GDR)(m)(r)*	55,314	—
Yandex NV, Class A(r)*	2,060	—

		—

Singapore (0.8%)
BOC Aviation Ltd.(m)	76,016	535,900

South Africa (3.7%)
Absa Group Ltd.	6,423	62,276
Anglo American Platinum Ltd.	507	35,600
Aspen Pharmacare Holdings Ltd.	4,119	30,343
Bid Corp. Ltd.	3,037	46,484
Bidvest Group Ltd. (The)	2,243	24,340
Capitec Bank Holdings Ltd.	675	57,861
Clicks Group Ltd.	1,829	28,701
Discovery Ltd.(x)*	3,986	23,016
Exxaro Resources Ltd.	2,006	22,368
FirstRand Ltd.	218,184	725,986
Foschini Group Ltd. (The)	3,038	19,608
Gold Fields Ltd.	7,581	61,257
Growthpoint Properties Ltd. (REIT)	26,720	17,305
Harmony Gold Mining Co. Ltd.	4,617	10,801
Impala Platinum Holdings Ltd.	6,734	62,485
Kumba Iron Ore Ltd.	596	12,633
Mr Price Group Ltd.	2,007	19,042
MTN Group Ltd.	13,083	85,895
MultiChoice Group	2,988	19,016
Naspers Ltd., Class N	1,760	218,119
Nedbank Group Ltd.	4,331	47,477
Ninety One Ltd.	167,609	322,968
Northam Platinum Holdings Ltd.*	2,662	22,973
Old Mutual Ltd.	35,801	19,273
Pepkor Holdings Ltd.(m)	21,971	25,197
Remgro Ltd.	3,981	29,214
Sanlam Ltd.	13,653	38,650
Sasol Ltd.	4,588	72,176
Shoprite Holdings Ltd.	4,620	55,169
Sibanye Stillwater Ltd.	22,338	51,701
Standard Bank Group Ltd.	10,623	83,808
Vodacom Group Ltd.	6,142	41,181
Woolworths Holdings Ltd.	7,787	26,225

		2,419,148

South Korea (9.4%)
Alteogen, Inc.*	248	7,749
Amorepacific Corp.	217	15,332
AMOREPACIFIC Group	377	7,021
BGF retail Co. Ltd.	118	13,609
Celltrion Healthcare Co. Ltd.	586	27,484
Celltrion Pharm, Inc.*	342	15,148
Celltrion, Inc.	766	93,032
Cheil Worldwide, Inc.	727	11,458
CJ CheilJedang Corp.	56	16,074
CJ Corp.	3,254	157,039
CJ ENM Co. Ltd.	118	6,203
CJ Logistics Corp.*	130	8,160
Cosmax, Inc.	11,952	419,638
Coway Co. Ltd.	373	13,984
DB Insurance Co. Ltd.	311	11,912
Doosan Bobcat, Inc.	386	7,659
Doosan Enerbility Co. Ltd.*	2,997	29,788
Ecopro BM Co. Ltd.	452	27,556
E-MART, Inc.	132	7,732
F&F Co. Ltd.	115	10,958
Green Cross Corp.	78	6,686
GS Engineering & Construction Corp.	434	6,774
GS Holdings Corp.	417	12,106
Hana Financial Group, Inc.	2,361	57,987
Hankook Tire & Technology Co. Ltd.	502	12,307
Hanmi Pharm Co. Ltd.	61	9,712
Hanon Systems	1,264	7,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hanwha Solutions Corp.*	839	$27,552
HD Hyundai Co. Ltd.	320	12,012
HLB, Inc.*	939	27,875
HMM Co. Ltd.	2,351	30,052
Hotel Shilla Co. Ltd.	215	10,705
HYBE Co. Ltd.*	112	10,404
Hyundai Engineering & Construction Co. Ltd.	526	13,764
Hyundai Glovis Co. Ltd.	127	14,298
Hyundai Heavy Industries Co. Ltd.*	144	11,452
Hyundai Mobis Co. Ltd.	515	68,652
Hyundai Motor Co.	1,122	137,430
Hyundai Motor Co. (Preference) (Korea Stock Exchange)(q)	246	14,326
Hyundai Motor Co. (Preference) (OTC US Exchange)(q)	166	9,742
Hyundai Steel Co.	585	11,366
Iljin Materials Co. Ltd.	450	15,779
Industrial Bank of Korea	1,761	11,655
Kakao Corp.	2,512	98,880
Kakao Games Corp.*	591	17,348
KakaoBank Corp.*	899	12,457
Kangwon Land, Inc.*	688	11,246
KB Financial Group, Inc.	3,166	95,900
Kia Corp.	2,129	106,253
Korea Aerospace Industries Ltd.	507	17,157
Korea Electric Power Corp.*	1,731	24,184
Korea Investment Holdings Co. Ltd.	282	9,289
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	263	13,289
Korea Zinc Co. Ltd.	57	23,535
Korean Air Lines Co. Ltd.*	1,172	17,950
Krafton, Inc.*	184	26,955
KT&G Corp.	786	47,556
Kumho Petrochemical Co. Ltd.	123	9,893
L&F Co. Ltd.*	152	18,545
LG Chem Ltd.	399	147,859
LG Chem Ltd. (Preference)(q)	55	9,608
LG Corp.	707	36,520
LG Display Co. Ltd.	1,567	13,009
LG Electronics, Inc.	850	46,155
LG Energy Solution Ltd.*	189	55,874
LG H&H Co. Ltd.	63	27,631
LG H&H Co. Ltd. (Preference)(q)	83	19,100
LG Innotek Co. Ltd.	96	18,108
LG Uplus Corp.	1,446	10,813
Lotte Chemical Corp.	116	11,570
Lotte Shopping Co. Ltd.	189	11,333
Meritz Financial Group, Inc.	464	6,715
Meritz Fire & Marine Insurance Co. Ltd.	416	8,528
Meritz Securities Co. Ltd.	3,119	7,949
Mirae Asset Securities Co. Ltd.	1,943	8,067
NAVER Corp.	1,061	141,406
NCSoft Corp.	147	35,207
Netmarble Corp.(m)	467	16,574
NH Investment & Securities Co. Ltd.	1,358	8,484
Orion Corp.	161	11,537
Pan Ocean Co. Ltd.	2,941	9,166
Pearl Abyss Corp.*	201	6,476
POSCO Chemical Co. Ltd.	209	21,874
POSCO Holdings, Inc.	612	90,113
S-1 Corp.	228	9,192
Samsung Biologics Co. Ltd.(m)*	133	74,486
Samsung C&T Corp.	707	50,721
Samsung Electro-Mechanics Co. Ltd.	486	37,549
Samsung Electronics Co. Ltd.	59,221	2,175,977
Samsung Electronics Co. Ltd. (Preference)(q)	6,650	216,381
Samsung Engineering Co. Ltd.*	1,058	16,671
Samsung Fire & Marine Insurance Co. Ltd.	207	26,552
Samsung Heavy Industries Co. Ltd.*	4,245	15,636
Samsung Life Insurance Co. Ltd.	603	26,151
Samsung SDI Co. Ltd.	445	167,895
Samsung SDS Co. Ltd.	235	18,729
Samsung Securities Co. Ltd.	423	9,015
SD Biosensor, Inc.	910	16,743
Seegene, Inc.	938	17,454
Shinhan Financial Group Co. Ltd.	3,731	86,787
SK Biopharmaceuticals Co. Ltd.*	185	7,346
SK Bioscience Co. Ltd.*	155	8,679
SK Chemicals Co. Ltd.	114	7,241
SK Hynix, Inc.	4,412	253,152
SK IE Technology Co. Ltd.(m)*	254	9,282
SK Innovation Co. Ltd.*	425	42,556
SK Square Co. Ltd.*	912	22,765
SK, Inc.	283	37,703
SKC Co. Ltd.	141	8,161
S-Oil Corp.	304	17,175
Woori Financial Group, Inc.	4,526	33,627
Yuhan Corp.	347	13,084

		6,204,335

Taiwan (15.6%)
Accton Technology Corp.	3,549	30,094
Acer, Inc.	20,895	14,336
Advantech Co. Ltd.	3,316	30,276
ASE Technology Holding Co. Ltd.	285,699	712,319
Asia Cement Corp.	15,725	19,428
ASMedia Technology, Inc.	793	16,343
Asustek Computer, Inc.	6,027	44,230
AUO Corp.(r)	56,931	22,773
Catcher Technology Co. Ltd.	4,883	26,384
Cathay Financial Holding Co. Ltd.	59,821	74,886
Chailease Holding Co. Ltd.	10,946	62,276
Chang Hwa Commercial Bank Ltd.	31,080	16,734
Cheng Shin Rubber Industry Co. Ltd.	13,228	14,819
China Airlines Ltd.	22,757	13,940
China Development Financial Holding Corp.	126,364	47,405
China Steel Corp.	91,987	77,331
Chunghwa Telecom Co. Ltd.	29,341	105,144
Compal Electronics, Inc.	29,953	20,389
CTBC Financial Holding Co. Ltd.	140,538	87,422
Delta Electronics, Inc.	15,743	125,108
E Ink Holdings, Inc.	6,440	42,549
E.Sun Financial Holding Co. Ltd.	101,778	82,269
Eclat Textile Co. Ltd.	1,360	16,640
eMemory Technology, Inc.	457	16,136
Eva Airways Corp.	20,580	18,073
Evergreen Marine Corp. Taiwan Ltd.	7,982	36,391
Far Eastern New Century Corp.	21,320	21,606
Far EasTone Telecommunications Co. Ltd.	11,429	26,009
Feng TAY Enterprise Co. Ltd.	79,152	390,865
First Financial Holding Co. Ltd.	80,384	65,594
Formosa Chemicals & Fibre Corp.	26,691	57,669
Formosa Petrochemical Corp.	8,146	21,130
Formosa Plastics Corp.	33,437	90,785
Fubon Financial Holding Co. Ltd.	59,348	92,787
Giant Manufacturing Co. Ltd.	2,145	13,764
Globalwafers Co. Ltd.	1,520	17,298
Hon Hai Precision Industry Co. Ltd.	256,625	819,267
Hotai Motor Co. Ltd.	2,839	50,859
Hua Nan Financial Holdings Co. Ltd.	78,642	54,858
Innolux Corp.(r)	92,994	27,826
Inventec Corp.	19,884	14,262

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Largan Precision Co. Ltd.	926	$48,289
Lite-On Technology Corp.	14,911	29,752
MediaTek, Inc.	39,276	683,565
Mega Financial Holding Co. Ltd.	87,268	85,254
Micro-Star International Co. Ltd.	156,817	525,932
momo.com, Inc.	1,075	18,122
Nan Ya Plastics Corp.	39,721	83,463
Nan Ya Printed Circuit Board Corp.	1,596	9,358
Nanya Technology Corp.	8,913	13,613
Nien Made Enterprise Co. Ltd.	1,191	9,377
Novatek Microelectronics Corp.	4,946	33,743
Pegatron Corp.	14,106	25,838
Pou Chen Corp.	17,200	15,338
Powerchip Semiconductor Manufacturing Corp.	20,672	18,328
President Chain Store Corp.	4,005	35,522
Quanta Computer, Inc.	23,573	56,823
Realtek Semiconductor Corp.	4,073	34,299
Ruentex Development Co. Ltd.	8,494	13,775
Shanghai Commercial & Savings Bank Ltd. (The)	34,168	52,763
Shin Kong Financial Holding Co. Ltd.	136,202	35,074
SinoPac Financial Holdings Co. Ltd.	96,511	52,331
Synnex Technology International Corp.	9,642	15,908
Taishin Financial Holding Co. Ltd.	90,621	38,930
Taiwan Cement Corp.	46,337	49,150
Taiwan Cooperative Financial Holding Co. Ltd.	81,746	67,315
Taiwan High Speed Rail Corp.	14,761	13,247
Taiwan Mobile Co. Ltd.	15,213	45,733
Taiwan Semiconductor Manufacturing Co. Ltd.	279,069	3,668,163
Unimicron Technology Corp.	9,856	36,598
Uni-President Enterprises Corp.	259,593	546,964
United Microelectronics Corp.*	95,826	107,612
Vanguard International Semiconductor Corp.	6,358	12,853
Voltronic Power Technology Corp.	439	19,220
Walsin Lihwa Corp.	19,184	24,229
Wan Hai Lines Ltd.	4,982	10,349
Win Semiconductors Corp.	2,395	9,347
Winbond Electronics Corp.	21,485	13,231
Wiwynn Corp.	569	14,224
WPG Holdings Ltd.	11,581	16,862
Yageo Corp.	3,986	33,399
Yang Ming Marine Transport Corp.	15,133	28,940
Yuanta Financial Holding Co. Ltd.	86,023	52,770
Zhen Ding Technology Holding Ltd.	4,897	16,195

		10,260,072

Tanzania (0.1%)
AngloGold Ashanti Ltd.	3,373	46,126

Thailand (3.3%)
Advanced Info Service PCL	9,306	47,986
Airports of Thailand PCL*	33,186	63,785
Asset World Corp. PCL	111,154	17,049
B Grimm Power PCL	16,705	14,900
Bangkok Dusit Medical Services PCL, Class F	79,822	61,898
Bangkok Expressway & Metro PCL	68,741	16,755
Berli Jucker PCL	15,531	13,432
BTS Group Holdings PCL	59,270	13,019
Bumrungrad Hospital PCL	4,162	24,926
Carabao Group PCL, Class F(x)	5,057	11,342
Central Pattana PCL	16,743	28,776
Central Retail Corp. PCL	16,409	17,004
Charoen Pokphand Foods PCL	32,898	21,753
CP ALL PCL	44,770	66,763
Delta Electronics Thailand PCL	2,645	45,351
Electricity Generating PCL(x)	3,082	13,442
Energy Absolute PCL	13,609	31,652
Global Power Synergy PCL, Class F	8,583	14,411
Gulf Energy Development PCL	23,991	33,288
Home Product Center PCL	51,348	18,259
Indorama Ventures PCL	14,716	15,088
Intouch Holdings PCL, Class F	9,835	18,952
JMT Network Services PCL	7,114	12,779
Kasikornbank PCL(x)	108,517	418,538
Krung Thai Bank PCL	37,251	16,397
Krungthai Card PCL	9,077	13,723
Land & Houses PCL	74,634	17,542
Minor International PCL*	26,368	18,432
PTT Exploration & Production PCL	153,248	650,116
PTT Global Chemical PCL	190,317	207,899
PTT Oil & Retail Business PCL	26,293	17,885
PTT PCL	76,168	69,666
SCB X PCL	7,287	19,937
SCG Packaging PCL	11,537	15,873
Siam Cement PCL (The)	6,055	52,296
Thai Oil PCL	10,289	13,857
True Corp. PCL	121,975	16,255

		2,171,026

Turkey (0.3%)
Akbank TAS	25,213	15,346
BIM Birlesik Magazalar A/S	5,030	31,392
Eregli Demir ve Celik Fabrikalari TAS	11,314	17,690
KOC Holding A/S	10,285	25,172
Turk Hava Yollari AO*	4,461	16,961
Turkcell Iletisim Hizmetleri A/S	11,528	12,347
Turkiye Is Bankasi A/S, Class C	28,283	11,485
Turkiye Petrol Rafinerileri A/S*	1,806	28,264
Turkiye Sise ve Cam Fabrikalari A/S	11,139	15,296

		173,953

United States (0.1%)
JBS SA	6,207	29,043
Legend Biotech Corp. (ADR)*	349	14,239
Parade Technologies Ltd.	539	10,082

		53,364

Total Common Stocks (96.9%) (Cost $82,063,274)		63,917,919

	Number of Rights	Value (Note 1)
RIGHTS:
Brazil (0.0%)†
Localiza Rent a Car SA, expiring 10/31/22*	18	37

Philippines (0.0%)†
Globe Telecom, Inc., expiring 12/31/22*	22	131

Total Rights (0.0%)† (Cost $—)		168

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	50,000	50,000
JPMorgan Prime Money Market Fund, IM Shares	117,289	117,336

Total Investment Companies		167,336

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,114,028, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $1,136,028.(xx)	$1,113,753	$1,113,753
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $100,025, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $102,049.(xx)	100,000	100,000

Total Repurchase Agreements		1,213,753

Total Short-Term Investments (2.1%) (Cost $1,381,074)		1,381,089

Total Investments in Securities (99.0%) (Cost $83,444,348)		65,299,176
Other Assets Less Liabilities (1.0%)		628,237

Net Assets (100%)		$65,927,413

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2022, the market value of these securities amounted to $41,749 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $3,381,761 or 5.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $1,480,711. This was collateralized by $304,933 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/31/22 - 5/15/52 and by cash of $1,263,753 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Sector Weightings as of September 30, 2022	Market Value	% of Net Assets
Financials	$15,691,190	23.8%
Information Technology	12,930,456	19.6
Consumer Discretionary	7,600,647	11.5
Communication Services	5,677,525	8.6
Consumer Staples	4,935,928	7.5
Materials	4,911,009	7.5
Industrials	3,642,065	5.5
Energy	3,628,605	5.5
Health Care	2,133,348	3.2
Utilities	1,396,085	2.1
Real Estate	1,371,229	2.1
Repurchase Agreements	1,213,753	1.8
Investment Companies	167,336	0.3
Cash and Other	628,237	1.0

		100.0%

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	29	12/2022	USD	1,263,675	(138,675)

					(138,675)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$5,251,556	$—	$—		$5,251,556
Chile	922,474	282,752	—		1,205,226
China	2,111,543	17,083,920	12,054		19,207,517
Colombia	774,671	—	—		774,671
Czech Republic	—	632,535	—		632,535
Egypt	—	40,586	—		40,586
Greece	—	118,117	—		118,117
Hong Kong	—	86,878	—		86,878
Hungary	—	70,829	—		70,829
India	1,357,868	6,989,600	—		8,347,468
Indonesia	—	2,256,461	—		2,256,461
Kuwait	—	416,385	—		416,385
Luxembourg	—	16,279	—		16,279
Malaysia	—	714,585	—		714,585
Mexico	1,610,943	—	—		1,610,943
Peru	117,707	—	—		117,707
Philippines	—	339,702	—		339,702
Poland	—	245,879	—		245,879
Qatar	—	585,480	—		585,480
Romania	—	15,191	—		15,191
Russia	—	—	—	(a)	— (a)
Singapore	—	535,900	—		535,900
South Africa	—	2,419,148	—		2,419,148
South Korea	—	6,204,335	—		6,204,335
Taiwan	—	10,209,473	50,599		10,260,072
Tanzania	—	46,126	—		46,126
Thailand	—	2,171,026	—		2,171,026
Turkey	—	173,953	—		173,953
United States	43,282	10,082	—		53,364
Rights
Brazil	37	—	—		37
Philippines	—	131	—		131
Short-Term Investments
Investment Companies	167,336	—	—		167,336
Repurchase Agreements	—	1,213,753	—		1,213,753

Total Assets	$12,357,417	$52,879,106	$62,653		$65,299,176

Liabilities:
Futures	$(138,675)	$—	$—		$(138,675)

Total Liabilities	$(138,675)	$—	$—		$(138,675)

Total	$12,218,742	$52,879,106	$62,653		$65,160,501

(a)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,963,191
Aggregate gross unrealized depreciation	(21,454,358)

Net unrealized depreciation	$(18,491,167)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$83,651,668

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.0%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	1,577,715	$24,202,148
Lumen Technologies, Inc.	210,889	1,535,272
Verizon Communications, Inc.	929,828	35,305,569

		61,042,989

Entertainment (1.4%)
Activision Blizzard, Inc.	157,616	11,717,174
Electronic Arts, Inc.	58,482	6,766,952
Live Nation Entertainment, Inc.*	31,457	2,391,990
Netflix, Inc.*	98,459	23,181,187
Take-Two Interactive Software, Inc.*	34,691	3,781,319
Walt Disney Co. (The)*	403,630	38,074,418
Warner Bros Discovery, Inc.*	489,103	5,624,685

		91,537,725

Interactive Media & Services (4.7%)
Alphabet, Inc., Class A*	1,327,530	126,978,244
Alphabet, Inc., Class C*	1,187,119	114,141,492
Match Group, Inc.*	62,654	2,991,729
Meta Platforms, Inc., Class A*	504,947	68,511,209
Twitter, Inc.*	148,862	6,526,110

		319,148,784

Media (0.7%)
Charter Communications, Inc., Class A*	24,543	7,445,119
Comcast Corp., Class A	975,012	28,597,102
DISH Network Corp., Class A*	55,574	768,588
Fox Corp., Class A	67,855	2,081,791
Fox Corp., Class B	31,158	888,003
Interpublic Group of Cos., Inc. (The)	86,575	2,216,320
News Corp., Class A	85,372	1,289,971
News Corp., Class B	26,447	407,813
Omnicom Group, Inc.	45,353	2,861,321
Paramount Global, Class B(x)	111,801	2,128,691

		48,684,719

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.*	133,271	17,880,970

Total Communication Services		538,295,187

Consumer Discretionary (11.6%)
Auto Components (0.1%)
Aptiv plc*	59,985	4,691,427
BorgWarner, Inc.	52,435	1,646,459

		6,337,886

Automobiles (2.6%)
Ford Motor Co.	874,404	9,793,325
General Motors Co.	322,816	10,359,165
Tesla, Inc.*	589,695	156,416,599

		176,569,089

Distributors (0.2%)
Genuine Parts Co.	31,313	4,675,657
LKQ Corp.	57,713	2,721,168
Pool Corp.	8,766	2,789,429

		10,186,254

Hotels, Restaurants & Leisure (1.9%)
Booking Holdings, Inc.*	8,791	14,445,459
Caesars Entertainment, Inc.*	47,472	1,531,447
Carnival Corp.*	218,542	1,536,350
Chipotle Mexican Grill, Inc.*	6,147	9,237,466
Darden Restaurants, Inc.	27,140	3,428,325
Domino’s Pizza, Inc.	7,945	2,464,539
Expedia Group, Inc.*	33,661	3,153,699
Hilton Worldwide Holdings, Inc.	60,728	7,325,011
Las Vegas Sands Corp.*	72,750	2,729,580
Marriott International, Inc., Class A	61,078	8,559,471
McDonald’s Corp.	162,890	37,585,239
MGM Resorts International	72,238	2,146,913
Norwegian Cruise Line Holdings Ltd.(x)*	93,297	1,059,854
Royal Caribbean Cruises Ltd.*	48,565	1,840,614
Starbucks Corp.	254,037	21,405,158
Wynn Resorts Ltd.*	22,914	1,444,269
Yum! Brands, Inc.	62,998	6,699,207

		126,592,601

Household Durables (0.3%)
DR Horton, Inc.	70,009	4,715,106
Garmin Ltd.	34,159	2,743,309
Lennar Corp., Class A	56,455	4,208,720
Mohawk Industries, Inc.*	11,675	1,064,643
Newell Brands, Inc.	83,331	1,157,468
NVR, Inc.*	683	2,723,176
PulteGroup, Inc.	51,254	1,922,025
Whirlpool Corp.	12,068	1,626,887

		20,161,334

Internet & Direct Marketing Retail (3.4%)
Amazon.com, Inc.*	1,962,330	221,743,290
eBay, Inc.	121,632	4,477,274
Etsy, Inc.*	28,032	2,806,844

		229,027,408

Leisure Products (0.0%)†
Hasbro, Inc.	28,739	1,937,583

Multiline Retail (0.5%)
Dollar General Corp.	50,258	12,054,884
Dollar Tree, Inc.*	46,734	6,360,497
Target Corp.	102,664	15,234,311

		33,649,692

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	13,426	2,099,021
AutoZone, Inc.*	4,315	9,242,428
Bath & Body Works, Inc.	50,546	1,647,800
Best Buy Co., Inc.	44,369	2,810,333
CarMax, Inc.*	35,240	2,326,545
Home Depot, Inc. (The)	227,548	62,789,595
Lowe’s Cos., Inc.	141,505	26,576,054
O’Reilly Automotive, Inc.*	14,115	9,927,785
Ross Stores, Inc.	77,475	6,528,818
TJX Cos., Inc. (The)	259,403	16,114,114
Tractor Supply Co.	24,576	4,568,187
Ulta Beauty, Inc.*	11,473	4,602,853

		149,233,533

Textiles, Apparel & Luxury Goods (0.4%)
NIKE, Inc., Class B	279,776	23,254,981
Ralph Lauren Corp.	9,498	806,665
Tapestry, Inc.	55,750	1,584,973
VF Corp.	73,112	2,186,780

		27,833,399

Total Consumer Discretionary		781,528,779

Consumer Staples (6.8%)
Beverages (1.8%)
Brown-Forman Corp., Class B	40,481	2,694,820
Coca-Cola Co. (The)	861,736	48,274,451
Constellation Brands, Inc., Class A	35,276	8,102,192
Keurig Dr Pepper, Inc.	188,113	6,738,207
Molson Coors Beverage Co., Class B	41,667	1,999,599
Monster Beverage Corp.*	85,157	7,405,253
PepsiCo, Inc.	305,554	49,884,746

		125,099,268

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	98,073	46,316,936
Kroger Co. (The)	144,168	6,307,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sysco Corp.	112,799	$7,976,017
Walgreens Boots Alliance, Inc.	158,819	4,986,916
Walmart, Inc.	315,587	40,931,634

		106,518,853

Food Products (1.1%)
Archer-Daniels-Midland Co.	124,110	9,984,650
Campbell Soup Co.	44,587	2,100,939
Conagra Brands, Inc.	106,294	3,468,373
General Mills, Inc.	131,892	10,104,246
Hershey Co. (The)	32,517	7,169,023
Hormel Foods Corp.	64,076	2,911,613
J M Smucker Co. (The)	23,592	3,241,777
Kellogg Co.	56,476	3,934,118
Kraft Heinz Co. (The)	176,355	5,881,439
Lamb Weston Holdings, Inc.	31,820	2,462,232
McCormick & Co., Inc. (Non-Voting)	55,455	3,952,278
Mondelez International, Inc., Class A	303,447	16,637,999
Tyson Foods, Inc., Class A	64,122	4,227,564

		76,076,251

Household Products (1.4%)
Church & Dwight Co., Inc.	53,781	3,842,115
Clorox Co. (The)	27,269	3,501,067
Colgate-Palmolive Co.	184,676	12,973,489
Kimberly-Clark Corp.	74,750	8,412,365
Procter & Gamble Co. (The)	529,054	66,793,067

		95,522,103

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	51,322	11,080,420

Tobacco (0.7%)
Altria Group, Inc.	398,707	16,099,789
Philip Morris International, Inc.	343,210	28,489,862

		44,589,651

Total Consumer Staples		458,886,546

Energy (4.5%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	224,005	4,695,145
Halliburton Co.	200,800	4,943,696
Schlumberger NV	313,149	11,242,049

		20,880,890

Oil, Gas & Consumable Fuels (4.2%)
APA Corp.	72,295	2,471,766
Chevron Corp.	398,711	57,282,809
ConocoPhillips	281,853	28,844,836
Coterra Energy, Inc.	176,147	4,600,960
Devon Energy Corp.	144,974	8,717,287
Diamondback Energy, Inc.	39,355	4,740,703
EOG Resources, Inc.	129,752	14,497,191
EQT Corp.	81,851	3,335,428
Exxon Mobil Corp.#	922,725	80,563,120
Hess Corp.	61,695	6,724,138
Kinder Morgan, Inc.	438,962	7,304,328
Marathon Oil Corp.	150,019	3,387,429
Marathon Petroleum Corp.	110,397	10,965,734
Occidental Petroleum Corp.	164,988	10,138,512
ONEOK, Inc.	98,936	5,069,481
Phillips 66	106,506	8,597,164
Pioneer Natural Resources Co.	52,841	11,441,662
Valero Energy Corp.	87,226	9,320,098
Williams Cos., Inc. (The)	269,786	7,723,973

		285,726,619

Total Energy		306,607,509

Financials (10.9%)
Banks (3.7%)
Bank of America Corp.	1,547,750	46,742,050
Citigroup, Inc.	428,793	17,867,804
Citizens Financial Group, Inc.	109,737	3,770,563
Comerica, Inc.	28,964	2,059,340
Fifth Third Bancorp	151,924	4,855,491
First Republic Bank	40,454	5,281,270
Huntington Bancshares, Inc.	319,306	4,208,453
JPMorgan Chase & Co.	649,279	67,849,656
KeyCorp	206,493	3,308,018
M&T Bank Corp.	38,881	6,855,498
PNC Financial Services Group, Inc. (The)	90,803	13,567,784
Regions Financial Corp.	206,878	4,152,042
Signature Bank	13,933	2,103,883
SVB Financial Group*	13,081	4,392,338
Truist Financial Corp.	293,667	12,786,261
US Bancorp	299,350	12,069,792
Wells Fargo & Co.	839,791	33,776,394
Zions Bancorp NA	33,315	1,694,401

		247,341,038

Capital Markets (2.9%)
Ameriprise Financial, Inc.	23,948	6,033,699
Bank of New York Mellon Corp. (The)	162,814	6,271,595
BlackRock, Inc.	33,381	18,368,897
Cboe Global Markets, Inc.	23,482	2,756,082
Charles Schwab Corp. (The)	338,070	24,297,091
CME Group, Inc.	79,579	14,095,828
FactSet Research Systems, Inc.	8,409	3,364,525
Franklin Resources, Inc.	62,892	1,353,436
Goldman Sachs Group, Inc. (The)	75,577	22,147,840
Intercontinental Exchange, Inc.	123,644	11,171,235
Invesco Ltd.	100,716	1,379,809
MarketAxess Holdings, Inc.	8,334	1,854,232
Moody’s Corp.	34,940	8,494,263
Morgan Stanley	296,486	23,425,359
MSCI, Inc.	17,824	7,517,985
Nasdaq, Inc.	75,044	4,253,494
Northern Trust Corp.	46,137	3,947,482
Raymond James Financial, Inc.	43,006	4,249,853
S&P Global, Inc.	75,432	23,033,161
State Street Corp.	81,392	4,949,447
T. Rowe Price Group, Inc.	49,969	5,247,245

		198,212,558

Consumer Finance (0.5%)
American Express Co.	132,797	17,915,643
Capital One Financial Corp.	84,978	7,832,422
Discover Financial Services	60,481	5,498,933
Synchrony Financial	106,663	3,006,830

		34,253,828

Diversified Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B*	399,594	106,699,590

Insurance (2.2%)
Aflac, Inc.	127,316	7,155,159
Allstate Corp. (The)	59,844	7,452,373
American International Group, Inc.	168,358	7,993,638
Aon plc, Class A	46,700	12,509,529
Arthur J Gallagher & Co.	46,569	7,973,544
Assurant, Inc.	11,781	1,711,426
Brown & Brown, Inc.	51,905	3,139,215
Chubb Ltd.	92,467	16,817,898
Cincinnati Financial Corp.	35,247	3,157,074
Everest Re Group Ltd.	8,725	2,289,789
Globe Life, Inc.	20,063	2,000,281

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc. (The)	71,544	$4,431,435
Lincoln National Corp.	34,297	1,505,981
Loews Corp.	44,277	2,206,766
Marsh & McLennan Cos., Inc.	110,484	16,494,156
MetLife, Inc.	148,339	9,016,045
Principal Financial Group, Inc.	51,319	3,702,666
Progressive Corp. (The)	129,502	15,049,428
Prudential Financial, Inc.	82,362	7,065,012
Travelers Cos., Inc. (The)	52,542	8,049,434
W R Berkley Corp.	45,224	2,920,566
Willis Towers Watson plc	24,347	4,892,286

		147,533,701

Total Financials		734,040,715

Health Care (14.9%)
Biotechnology (2.2%)
AbbVie, Inc.	391,461	52,537,981
Amgen, Inc.	118,435	26,695,249
Biogen, Inc.*	32,128	8,578,176
Gilead Sciences, Inc.	277,499	17,118,913
Incyte Corp.*	40,875	2,723,910
Moderna, Inc.*	74,487	8,808,088
Regeneron Pharmaceuticals, Inc.*	23,732	16,348,263
Vertex Pharmaceuticals, Inc.*	56,781	16,440,370

		149,250,950

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	387,725	37,516,271
ABIOMED, Inc.*	10,065	2,472,568
Align Technology, Inc.*	16,083	3,330,950
Baxter International, Inc.	111,501	6,005,444
Becton Dickinson and Co.	63,143	14,070,155
Boston Scientific Corp.*	316,963	12,275,977
Cooper Cos., Inc. (The)	10,923	2,882,580
Dentsply Sirona, Inc.	47,702	1,352,352
Dexcom, Inc.*	86,919	7,000,456
Edwards Lifesciences Corp.*	137,257	11,341,546
Hologic, Inc.*	55,274	3,566,278
IDEXX Laboratories, Inc.*	18,433	6,005,471
Intuitive Surgical, Inc.*	79,065	14,819,944
Medtronic plc	294,180	23,755,035
ResMed, Inc.	32,419	7,077,068
STERIS plc	22,144	3,682,104
Stryker Corp.	74,548	15,098,952
Teleflex, Inc.	10,385	2,092,162
Zimmer Biomet Holdings, Inc.	46,455	4,856,870

		179,202,183

Health Care Providers & Services (3.6%)
AmerisourceBergen Corp.	34,416	4,657,517
Cardinal Health, Inc.	60,316	4,021,871
Centene Corp.*	126,550	9,846,855
Cigna Corp.	67,553	18,743,931
CVS Health Corp.	290,664	27,720,626
DaVita, Inc.*	12,331	1,020,637
Elevance Health, Inc.	53,137	24,136,951
HCA Healthcare, Inc.	47,661	8,759,615
Henry Schein, Inc.*	30,136	1,982,045
Humana, Inc.	28,019	13,594,538
Laboratory Corp. of America Holdings	20,015	4,099,272
McKesson Corp.	31,822	10,815,343
Molina Healthcare, Inc.*	12,863	4,242,732
Quest Diagnostics, Inc.	25,817	3,167,488
UnitedHealth Group, Inc.	207,096	104,591,764
Universal Health Services, Inc., Class B	14,550	1,283,019

		242,684,204

Life Sciences Tools & Services (1.9%)
Agilent Technologies, Inc.	66,135	8,038,709
Bio-Rad Laboratories, Inc., Class A*	4,745	1,979,329
Bio-Techne Corp.	8,687	2,467,108
Charles River Laboratories International, Inc.*	11,261	2,216,165
Danaher Corp.	144,952	37,439,652
Illumina, Inc.*	34,782	6,636,058
IQVIA Holdings, Inc.*	41,293	7,479,814
Mettler-Toledo International, Inc.*	4,983	5,402,170
PerkinElmer, Inc.	27,946	3,362,742
Thermo Fisher Scientific, Inc.	86,743	43,995,182
Waters Corp.*	13,257	3,573,159
West Pharmaceutical Services, Inc.	16,394	4,034,236

		126,624,324

Pharmaceuticals (4.6%)
Bristol-Myers Squibb Co.	472,751	33,607,869
Catalent, Inc.*	39,678	2,871,100
Eli Lilly and Co.	174,608	56,459,497
Johnson & Johnson	582,107	95,092,999
Merck & Co., Inc.	560,875	48,302,555
Organon & Co.	56,309	1,317,631
Pfizer, Inc.	1,242,590	54,375,738
Viatris, Inc.	268,469	2,287,356
Zoetis, Inc.	103,647	15,369,814

		309,684,559

Total Health Care		1,007,446,220

Industrials (7.8%)
Aerospace & Defense (1.6%)
Boeing Co. (The)*	123,583	14,963,430
General Dynamics Corp.	49,789	10,563,732
Howmet Aerospace, Inc.	81,854	2,531,744
Huntington Ingalls Industries, Inc.	8,845	1,959,168
L3Harris Technologies, Inc.	42,366	8,804,926
Lockheed Martin Corp.	52,248	20,182,880
Northrop Grumman Corp.	32,198	15,143,363
Raytheon Technologies Corp.	326,904	26,760,361
Textron, Inc.	46,834	2,728,549
TransDigm Group, Inc.	11,407	5,986,622

		109,624,775

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	27,428	2,641,591
Expeditors International of Washington, Inc.	36,220	3,198,588
FedEx Corp.	52,928	7,858,220
United Parcel Service, Inc., Class B	162,034	26,174,972

		39,873,371

Airlines (0.2%)
Alaska Air Group, Inc.*	28,066	1,098,784
American Airlines Group, Inc.(x)*	143,878	1,732,291
Delta Air Lines, Inc.*	141,963	3,983,482
Southwest Airlines Co.*	131,369	4,051,420
United Airlines Holdings, Inc.*	72,342	2,353,285

		13,219,262

Building Products (0.4%)
A O Smith Corp.	28,445	1,381,858
Allegion plc	19,448	1,744,097
Carrier Global Corp.	186,329	6,625,859
Fortune Brands Home & Security, Inc.	28,631	1,537,198
Johnson Controls International plc	152,504	7,506,247
Masco Corp.	49,931	2,331,278
Trane Technologies plc	51,303	7,429,188

		28,555,725

Commercial Services & Supplies (0.5%)
Cintas Corp.	19,043	7,392,302

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Copart, Inc.*	47,359	$5,038,997
Republic Services, Inc.	45,466	6,185,195
Rollins, Inc.	51,241	1,777,038
Waste Management, Inc.	83,277	13,341,808

		33,735,340

Construction & Engineering (0.1%)
Quanta Services, Inc.	31,666	4,033,932

Electrical Equipment (0.5%)
AMETEK, Inc.	50,829	5,764,517
Eaton Corp. plc	88,185	11,760,352
Emerson Electric Co.	130,915	9,585,596
Generac Holdings, Inc.*	14,132	2,517,475
Rockwell Automation, Inc.	25,558	5,497,781

		35,125,721

Industrial Conglomerates (0.8%)
3M Co.	122,572	13,544,206
General Electric Co.	242,780	15,030,510
Honeywell International, Inc.	149,157	24,904,744

		53,479,460

Machinery (1.6%)
Caterpillar, Inc.	116,880	19,177,670
Cummins, Inc.	31,216	6,352,768
Deere & Co.	61,578	20,560,278
Dover Corp.	31,782	3,705,146
Fortive Corp.	78,752	4,591,242
IDEX Corp.	16,711	3,339,693
Illinois Tool Works, Inc.	62,382	11,269,308
Ingersoll Rand, Inc.	89,265	3,861,604
Nordson Corp.	11,969	2,540,660
Otis Worldwide Corp.	93,040	5,935,952
PACCAR, Inc.	76,986	6,442,958
Parker-Hannifin Corp.	28,422	6,886,935
Pentair plc	36,412	1,479,420
Snap-on, Inc.	11,794	2,374,722
Stanley Black & Decker, Inc.	32,727	2,461,398
Westinghouse Air Brake Technologies Corp.	40,268	3,275,802
Xylem, Inc.	39,893	3,485,052

		107,740,608

Professional Services (0.4%)
CoStar Group, Inc.*	87,664	6,105,798
Equifax, Inc.	27,100	4,645,753
Jacobs Solutions, Inc.	28,343	3,074,932
Leidos Holdings, Inc.	30,231	2,644,305
Nielsen Holdings plc	79,637	2,207,538
Robert Half International, Inc.	24,259	1,855,813
Verisk Analytics, Inc.	34,751	5,926,088

		26,460,227

Road & Rail (0.9%)
CSX Corp.	474,076	12,629,385
JB Hunt Transport Services, Inc.	18,388	2,876,251
Norfolk Southern Corp.	52,002	10,902,219
Old Dominion Freight Line, Inc.	20,293	5,048,290
Union Pacific Corp.	138,261	26,936,008

		58,392,153

Trading Companies & Distributors (0.2%)
Fastenal Co.	127,235	5,857,899
United Rentals, Inc.*	15,495	4,185,509
WW Grainger, Inc.	10,024	4,903,641

		14,947,049

Total Industrials		525,187,623

Information Technology (26.0%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	54,568	6,160,181
Cisco Systems, Inc.	916,820	36,672,800
F5, Inc.*	13,187	1,908,554
Juniper Networks, Inc.	71,426	1,865,647
Motorola Solutions, Inc.	36,949	8,275,468

		54,882,650

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	131,696	8,818,364
CDW Corp.	29,943	4,673,503
Corning, Inc.	168,440	4,888,129
Keysight Technologies, Inc.*	39,841	6,269,380
TE Connectivity Ltd.	70,813	7,814,923
Teledyne Technologies, Inc.*	10,376	3,501,589
Trimble, Inc.*	54,832	2,975,732
Zebra Technologies Corp., Class A*	11,466	3,004,207

		41,945,827

IT Services (4.3%)
Accenture plc, Class A	140,048	36,034,350
Akamai Technologies, Inc.*	35,194	2,826,782
Automatic Data Processing, Inc.	91,997	20,808,802
Broadridge Financial Solutions, Inc.	25,954	3,745,681
Cognizant Technology Solutions Corp., Class A	114,639	6,584,864
DXC Technology Co.*	50,895	1,245,910
EPAM Systems, Inc.*	12,701	4,600,175
Fidelity National Information Services, Inc.	134,608	10,172,327
Fiserv, Inc.*	141,606	13,250,073
FleetCor Technologies, Inc.*	16,608	2,925,831
Gartner, Inc.*	17,512	4,845,395
Global Payments, Inc.	61,365	6,630,488
International Business Machines Corp.	199,966	23,757,961
Jack Henry & Associates, Inc.	16,132	2,940,380
Mastercard, Inc., Class A	188,906	53,713,532
Paychex, Inc.	70,919	7,957,821
PayPal Holdings, Inc.*	256,047	22,037,965
VeriSign, Inc.*	20,665	3,589,511
Visa, Inc., Class A	361,997	64,308,767

		291,976,615

Semiconductors & Semiconductor Equipment (4.8%)
Advanced Micro Devices, Inc.*	357,415	22,645,814
Analog Devices, Inc.	115,086	16,036,083
Applied Materials, Inc.	192,609	15,780,455
Broadcom, Inc.	89,406	39,697,158
Enphase Energy, Inc.*	29,991	8,321,603
Intel Corp.	909,079	23,426,966
KLA Corp.	31,396	9,501,372
Lam Research Corp.	30,327	11,099,682
Microchip Technology, Inc.	122,321	7,465,251
Micron Technology, Inc.	244,239	12,236,374
Monolithic Power Systems, Inc.	9,841	3,576,219
NVIDIA Corp.	554,395	67,298,009
NXP Semiconductors NV	58,140	8,576,231
ON Semiconductor Corp.*	95,920	5,978,694
Qorvo, Inc.*	22,850	1,814,519
QUALCOMM, Inc.	248,635	28,090,782
Skyworks Solutions, Inc.	35,523	3,029,046
SolarEdge Technologies, Inc.*	12,318	2,851,124
Teradyne, Inc.	34,712	2,608,607
Texas Instruments, Inc.	202,297	31,311,530

		321,345,519

Software (8.4%)
Adobe, Inc.*	103,616	28,515,123
ANSYS, Inc.*	19,277	4,273,711
Autodesk, Inc.*	48,105	8,986,014
Cadence Design Systems, Inc.*	60,636	9,909,742
Ceridian HCM Holding, Inc.*	33,887	1,893,606
Fortinet, Inc.*	144,902	7,119,035

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Intuit, Inc.	62,453	$24,189,296
Microsoft Corp.	1,651,197	384,563,781
NortonLifeLock, Inc.	128,215	2,582,250
Oracle Corp.	336,312	20,538,574
Paycom Software, Inc.*	10,762	3,551,352
PTC, Inc.*	23,407	2,448,372
Roper Technologies, Inc.	23,471	8,441,110
Salesforce, Inc.*	220,296	31,687,377
ServiceNow, Inc.*	44,723	16,887,852
Synopsys, Inc.*	33,868	10,347,013
Tyler Technologies, Inc.*	9,206	3,199,085

		569,133,293

Technology Hardware, Storage & Peripherals (7.1%)
Apple, Inc.	3,344,620	462,226,484
Hewlett Packard Enterprise Co.	287,675	3,446,347
HP, Inc.	201,486	5,021,031
NetApp, Inc.	48,650	3,009,002
Seagate Technology Holdings plc	43,240	2,301,665
Western Digital Corp.*	69,336	2,256,887

		478,261,416

Total Information Technology		1,757,545,320

Materials (2.5%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	49,107	11,428,672
Albemarle Corp.	25,933	6,857,722
Celanese Corp.	22,070	1,993,804
CF Industries Holdings, Inc.	44,117	4,246,261
Corteva, Inc.	159,100	9,092,565
Dow, Inc.	159,004	6,985,046
DuPont de Nemours, Inc.	110,901	5,589,410
Eastman Chemical Co.	27,190	1,931,849
Ecolab, Inc.	54,895	7,927,936
FMC Corp.	27,888	2,947,762
International Flavors & Fragrances, Inc.	56,446	5,126,990
Linde plc	110,340	29,746,561
LyondellBasell Industries NV, Class A	56,334	4,240,824
Mosaic Co. (The)	76,443	3,694,490
PPG Industries, Inc.	52,029	5,759,090
Sherwin-Williams Co. (The)	52,219	10,691,840

		118,260,822

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	13,810	4,448,063
Vulcan Materials Co.	29,425	4,640,617

		9,088,680

Containers & Packaging (0.3%)
Amcor plc	332,717	3,570,053
Avery Dennison Corp.	17,990	2,926,973
Ball Corp.	69,588	3,362,492
International Paper Co.	80,152	2,540,818
Packaging Corp. of America	20,754	2,330,467
Sealed Air Corp.	32,154	1,431,175
Westrock Co.	56,302	1,739,169

		17,901,147

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	316,606	8,652,842
Newmont Corp.	175,723	7,385,638
Nucor Corp.	57,960	6,201,140

		22,239,620

Total Materials		167,490,269

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	32,875	4,608,746
American Tower Corp. (REIT)	103,082	22,131,705
AvalonBay Communities, Inc. (REIT)	30,959	5,702,338
Boston Properties, Inc. (REIT)	31,578	2,367,403
Camden Property Trust (REIT)	23,586	2,817,348
Crown Castle, Inc. (REIT)	95,876	13,858,876
Digital Realty Trust, Inc. (REIT)	63,633	6,311,121
Duke Realty Corp. (REIT)	85,238	4,108,472
Equinix, Inc. (REIT)	20,164	11,470,090
Equity Residential (REIT)	74,946	5,037,870
Essex Property Trust, Inc. (REIT)	14,419	3,492,714
Extra Space Storage, Inc. (REIT)	29,648	5,120,506
Federal Realty Investment Trust (REIT)	16,122	1,452,915
Healthpeak Properties, Inc. (REIT)	119,465	2,738,138
Host Hotels & Resorts, Inc. (REIT)	158,279	2,513,470
Invitation Homes, Inc. (REIT)	128,379	4,335,359
Iron Mountain, Inc. (REIT)	64,358	2,829,821
Kimco Realty Corp. (REIT)	136,934	2,520,955
Mid-America Apartment Communities, Inc. (REIT)	25,558	3,963,279
Prologis, Inc. (REIT)	163,921	16,654,374
Public Storage (REIT)	34,979	10,242,201
Realty Income Corp. (REIT)	136,733	7,957,861
Regency Centers Corp. (REIT)	34,097	1,836,123
SBA Communications Corp. (REIT)	23,884	6,798,581
Simon Property Group, Inc. (REIT)	72,477	6,504,811
UDR, Inc. (REIT)	67,622	2,820,514
Ventas, Inc. (REIT)	88,498	3,554,965
VICI Properties, Inc. (REIT)	213,231	6,364,945
Vornado Realty Trust (REIT)	35,666	826,024
Welltower, Inc. (REIT)	102,591	6,598,653
Weyerhaeuser Co. (REIT)	163,908	4,681,212

		182,221,390

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	71,108	4,800,501

Total Real Estate		187,021,891

Utilities (3.1%)
Electric Utilities (2.0%)
Alliant Energy Corp.	55,556	2,943,912
American Electric Power Co., Inc.	113,742	9,832,996
Constellation Energy Corp.	72,364	6,019,961
Duke Energy Corp.	170,473	15,857,398
Edison International	84,450	4,778,181
Entergy Corp.	45,037	4,532,073
Evergy, Inc.	50,817	3,018,530
Eversource Energy	76,703	5,979,766
Exelon Corp.	219,578	8,225,392
FirstEnergy Corp.	120,183	4,446,771
NextEra Energy, Inc.	435,007	34,108,899
NRG Energy, Inc.	52,062	1,992,413
PG&E Corp.*	356,206	4,452,575
Pinnacle West Capital Corp.	25,028	1,614,556
PPL Corp.	162,993	4,131,873
Southern Co. (The)	235,351	16,003,868
Xcel Energy, Inc.	121,105	7,750,720

		135,689,884

Gas Utilities (0.0%)†
Atmos Energy Corp.	30,972	3,154,498

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	147,882	3,342,133

Multi-Utilities (0.9%)
Ameren Corp.	57,204	4,607,782

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CenterPoint Energy, Inc.	139,374	$3,927,559
CMS Energy Corp.	64,250	3,741,920
Consolidated Edison, Inc.	78,505	6,732,589
Dominion Energy, Inc.	184,318	12,738,217
DTE Energy Co.	42,894	4,934,955
NiSource, Inc.	89,879	2,264,052
Public Service Enterprise Group, Inc.	110,449	6,210,547
Sempra Energy	69,589	10,434,175
WEC Energy Group, Inc.	69,838	6,245,613

		61,837,409

Water Utilities (0.1%)
American Water Works Co., Inc.	40,248	5,238,680

Total Utilities		209,262,604

Total Common Stocks (98.9%) (Cost $2,524,439,911)		6,673,312,663

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
Dreyfus Treasury Obligations Cash Management Fund(xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)†
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,671,040, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $1,704,039.(xx)	$1,670,627	1,670,627

Total Short-Term Investments (0.0%)† (Cost $2,670,627)		2,670,627

Total Investments in Securities (98.9%) (Cost $2,527,110,538)		6,675,983,290
Other Assets Less Liabilities (1.1%)		72,290,855

Net Assets (100%)		$6,748,274,145

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $22,438,670.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $2,480,614. This was collateralized by $66,884 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/6/22 - 5/15/52 and by cash of $2,670,627 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	371	12/2022	USD	66,807,825	(8,637,360)

					(8,637,360)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$538,295,187	$—	$—	$538,295,187
Consumer Discretionary	781,528,779	—	—	781,528,779
Consumer Staples	458,886,546	—	—	458,886,546
Energy	306,607,509	—	—	306,607,509
Financials	734,040,715	—	—	734,040,715
Health Care	1,007,446,220	—	—	1,007,446,220
Industrials	525,187,623	—	—	525,187,623
Information Technology	1,757,545,320	—	—	1,757,545,320
Materials	167,490,269	—	—	167,490,269
Real Estate	187,021,891	—	—	187,021,891
Utilities	209,262,604	—	—	209,262,604
Short-Term Investments
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreement	—	1,670,627	—	1,670,627

Total Assets	$6,674,312,663	$1,670,627	$—	$6,675,983,290

Liabilities:
Futures	$(8,637,360)	$—	$—	$(8,637,360)
Total Liabilities	$(8,637,360)	$—	$—	$(8,637,360)

Total	$6,665,675,303	$1,670,627	$—	$6,667,345,930

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,407,516,443
Aggregate gross unrealized depreciation	(280,776,410)

Net unrealized appreciation	$4,126,740,033

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,540,605,897

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.6%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	60,502	$928,101
Liberty Global plc, Class C*	59,693	984,934

		1,913,035

Entertainment (1.7%)
Activision Blizzard, Inc.	45,371	3,372,880
Cinemark Holdings, Inc.*	31,442	380,763
Netflix, Inc.*	23,502	5,533,311
Sea Ltd. (ADR)*	16,205	908,290
Take-Two Interactive Software, Inc.*	10,448	1,138,832
Walt Disney Co. (The)*	29,245	2,758,681
Warner Bros Discovery, Inc.*	2,248	25,852

		14,118,609

Interactive Media & Services (5.6%)
Alphabet, Inc., Class A*	153,700	14,701,405
Alphabet, Inc., Class C*	160,720	15,453,228
Meta Platforms, Inc., Class A*	97,729	13,259,871
Snap, Inc., Class A*	157,694	1,548,555
Tongdao Liepin Group(m)*	204,349	189,257
Twitter, Inc.*	20,200	885,568

		46,037,884

Media (0.6%)
Altice USA, Inc., Class A*	42,939	250,334
Comcast Corp., Class A	74,432	2,183,091
Liberty Broadband Corp., Class A*	16,800	1,253,280
Liberty Broadband Corp., Class C*	13,300	981,540

		4,668,245

Wireless Telecommunication Services (0.5%)
T-Mobile US, Inc.*	26,739	3,587,572

Total Communication Services		70,325,345

Consumer Discretionary (11.5%)
Automobiles (2.2%)
Tesla, Inc.*	68,100	18,063,525

Distributors (0.1%)
Pool Corp.	2,400	763,704

Hotels, Restaurants & Leisure (1.9%)
Aramark	5,200	162,240
Booking Holdings, Inc.*	2,700	4,436,667
Caesars Entertainment, Inc.*	24,900	803,274
Chipotle Mexican Grill, Inc.*	1,800	2,704,968
Domino’s Pizza, Inc.	3,000	930,600
Marriott International, Inc., Class A	17,300	2,424,422
Planet Fitness, Inc., Class A*	10,100	582,366
Starbucks Corp.	35,600	2,999,656
Sweetgreen, Inc., Class A(x)*	5,900	109,150
Wingstop, Inc.	3,600	451,512

		15,604,855

Household Durables (0.2%)
DR Horton, Inc.	11,400	767,790
Lennar Corp., Class A	6,557	488,824

		1,256,614

Internet & Direct Marketing Retail (3.6%)
Amazon.com, Inc.*	262,300	29,639,900
Deliveroo plc(m)*	15,100	14,161

		29,654,061

Multiline Retail (0.7%)
Dollar General Corp.	19,620	4,706,053
Ollie’s Bargain Outlet Holdings, Inc.*	4,000	206,400
Target Corp.	6,700	994,213

		5,906,666

Specialty Retail (1.7%)
Aritzia, Inc.*	12,900	423,883
Home Depot, Inc. (The)	19,000	5,242,860
RH*	2,000	492,140
Signet Jewelers Ltd.	12,300	703,437
TJX Cos., Inc. (The)	86,900	5,398,228
Ulta Beauty, Inc.*	2,800	1,123,332
Warby Parker, Inc., Class A(x)*	23,100	308,154

		13,692,034

Textiles, Apparel & Luxury Goods (1.1%)
Capri Holdings Ltd.*	7,453	286,493
Crocs, Inc.*	11,600	796,456
LVMH Moet Hennessy Louis Vuitton SE	3,318	1,950,437
NIKE, Inc., Class B	45,000	3,740,400
Ralph Lauren Corp.	16,000	1,358,880
Tapestry, Inc.	25,700	730,651

		8,863,317

Total Consumer Discretionary		93,804,776

Consumer Staples (6.6%)
Beverages (2.5%)
Boston Beer Co., Inc. (The), Class A*	1,190	385,143
Celsius Holdings, Inc.*	3,700	335,516
Coca-Cola Co. (The)	131,419	7,362,092
Constellation Brands, Inc., Class A	13,588	3,120,892
Duckhorn Portfolio, Inc. (The)*	11,550	166,667
Keurig Dr Pepper, Inc.	12,084	432,849
Monster Beverage Corp.*	29,253	2,543,841
PepsiCo, Inc.	35,965	5,871,646
Pernod Ricard SA	3,212	587,099

		20,805,745

Food & Staples Retailing (1.6%)
Albertsons Cos., Inc., Class A	39,200	974,512
Cake Box Holdings plc(m)	12,400	16,702
Costco Wholesale Corp.	12,513	5,909,515
Grocery Outlet Holding Corp.*	5,637	187,656
Sysco Corp.	17,000	1,202,070
US Foods Holding Corp.*	9,144	241,767
Walgreens Boots Alliance, Inc.	1,843	57,870
Walmart, Inc.	37,292	4,836,772

		13,426,864

Food Products (1.0%)
Bunge Ltd.	3,771	311,371
Darling Ingredients, Inc.*	6,110	404,177
Freshpet, Inc.*	11,469	574,482
Hershey Co. (The)	6,700	1,477,149
Hotel Chocolat Group plc*	5,600	7,532
Lamb Weston Holdings, Inc.	8,700	673,206
McCormick & Co., Inc. (Non- Voting)	17,300	1,232,971
Mondelez International, Inc., Class A	53,879	2,954,186
Sovos Brands, Inc.*	18,318	260,848
TreeHouse Foods, Inc.*	9,100	386,022

		8,281,944

Household Products (1.3%)
Procter & Gamble Co. (The)	81,895	10,339,244

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	6,748	1,456,893
Honest Co., Inc. (The)*	6,500	22,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Olaplex Holdings, Inc.*	3,800	$36,290

		1,515,933

Total Consumer Staples		54,369,730

Energy (4.5%)
Energy Equipment & Services (0.5%)
Expro Group Holdings NV*	42,700	543,998
Halliburton Co.	35,700	878,934
Schlumberger NV	65,900	2,365,810
Weatherford International plc*	14,700	474,663

		4,263,405

Oil, Gas & Consumable Fuels (4.0%)
Canadian Natural Resources Ltd.	60,200	2,802,230
Delek US Holdings, Inc.	11,000	298,540
Exxon Mobil Corp.	164,400	14,353,764
Hess Corp.	34,400	3,749,256
Imperial Oil Ltd.	61,300	2,654,181
Kosmos Energy Ltd.*	206,600	1,068,122
MEG Energy Corp.*	234,900	2,628,989
Phillips 66	14,255	1,150,664
Tourmaline Oil Corp.	28,500	1,481,170
Valero Energy Corp.	22,200	2,372,070

		32,558,986

Total Energy		36,822,391

Financials (10.6%)
Banks (5.4%)
Bank of America Corp.	453,205	13,686,791
BankUnited, Inc.	5,400	184,518
BNP Paribas SA	15,986	674,886
Citizens Financial Group, Inc.	21,918	753,103
Comerica, Inc.	12,596	895,576
Eurobank Ergasias Services and Holdings SA*	818,000	676,705
JPMorgan Chase & Co.	41,056	4,290,352
M&T Bank Corp.	13,129	2,314,905
Piraeus Financial Holdings SA*	157,695	157,547
PNC Financial Services Group, Inc. (The)	12,147	1,815,005
Signature Bank	5,045	761,795
Silvergate Capital Corp., Class A*	1,700	128,095
Societe Generale SA	39,983	793,312
Sumitomo Mitsui Financial Group, Inc.	16,000	445,242
SVB Financial Group*	2,145	720,248
UniCredit SpA	80,584	814,877
US Bancorp	77,798	3,136,815
Wells Fargo & Co.	287,089	11,546,720

		43,796,492

Capital Markets (1.6%)
Bank of New York Mellon Corp. (The)	96,479	3,716,371
BlackRock, Inc.	4,302	2,367,304
Cboe Global Markets, Inc.	4,387	514,902
Goldman Sachs Group, Inc. (The)	3,634	1,064,944
Intercontinental Exchange, Inc.	21,844	1,973,605
State Street Corp.	39,512	2,402,725
StepStone Group, Inc., Class A	18,514	453,778
Virtu Financial, Inc., Class A	35,927	746,204

		13,239,833

Consumer Finance (0.6%)
American Express Co.	18,439	2,487,605
Capital One Financial Corp.	18,365	1,692,702
OneMain Holdings, Inc.	30,092	888,316

		5,068,623

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class A*	4	1,625,880
Berkshire Hathaway, Inc., Class B*	9,187	2,453,113

		4,078,993

Insurance (2.5%)
Arthur J Gallagher & Co.	13,325	2,281,506
Assurant, Inc.	4,515	655,894
Chubb Ltd.	5,500	1,000,340
Globe Life, Inc.	16,966	1,691,510
Hartford Financial Services Group, Inc. (The)	36,206	2,242,600
Marsh & McLennan Cos., Inc.	23,682	3,535,486
Prudential plc	13,990	137,453
Travelers Cos., Inc. (The)	56,640	8,677,248

		20,222,037

Total Financials		86,405,978

Health Care (15.1%)
Biotechnology (2.5%)
Amgen, Inc.	30,818	6,946,377
Legend Biotech Corp. (ADR)*	30,001	1,224,041
Regeneron Pharmaceuticals, Inc.*	7,059	4,862,733
Vertex Pharmaceuticals, Inc.*	24,820	7,186,383

		20,219,534

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	59,777	5,784,022
Boston Scientific Corp.*	179,352	6,946,303
Edwards Lifesciences Corp.*	19,558	1,616,078
ResMed, Inc.	17,802	3,886,177

		18,232,580

Health Care Providers & Services (5.0%)
agilon health, Inc.(x)*	111,906	2,620,838
AmerisourceBergen Corp.	38,926	5,267,856
Humana, Inc.	15,354	7,449,607
Option Care Health, Inc.*	110,841	3,488,166
Surgery Partners, Inc.*	89,680	2,098,512
UnitedHealth Group, Inc.	40,574	20,491,493

		41,416,472

Life Sciences Tools & Services (1.4%)
IQVIA Holdings, Inc.*	6,800	1,231,752
Thermo Fisher Scientific, Inc.	19,701	9,992,150

		11,223,902

Pharmaceuticals (4.0%)
AstraZeneca plc (ADR)	81,185	4,452,186
Bristol-Myers Squibb Co.	59,860	4,255,447
Eli Lilly and Co.	39,016	12,615,824
Roche Holding AG	10,558	3,442,531
Royalty Pharma plc, Class A	127,934	5,140,388
Zoetis, Inc.	18,300	2,713,707

		32,620,083

Total Health Care		123,712,571

Industrials (8.2%)
Aerospace & Defense (1.6%)
Boeing Co. (The)*	26,995	3,268,555
Howmet Aerospace, Inc.	40,690	1,258,542
Lockheed Martin Corp.	12,355	4,772,613
Northrop Grumman Corp.	4,759	2,238,253
Raytheon Technologies Corp.	16,189	1,325,231

		12,863,194

Air Freight & Logistics (0.2%)
United Parcel Service, Inc., Class B	7,690	1,242,243

Airlines (0.2%)
Delta Air Lines, Inc.*	45,030	1,263,542

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (0.6%)
Trane Technologies plc	33,549	$4,858,231

Electrical Equipment (0.9%)
AMETEK, Inc.	40,907	4,639,263
Emerson Electric Co.	41,740	3,056,203

		7,695,466

Industrial Conglomerates (0.8%)
General Electric Co.	60,223	3,728,406
Honeywell International, Inc.	15,627	2,609,240

		6,337,646

Machinery (2.4%)
Caterpillar, Inc.	16,196	2,657,440
Deere & Co.	4,390	1,465,777
Dover Corp.	33,950	3,957,891
Fortive Corp.	90,602	5,282,096
Ingersoll Rand, Inc.	60,440	2,614,634
Parker-Hannifin Corp.	14,944	3,621,081

		19,598,919

Professional Services (0.1%)
Dun & Bradstreet Holdings, Inc.	20,209	250,389
Equifax, Inc.	5,585	957,437

		1,207,826

Road & Rail (1.4%)
CSX Corp.	160,130	4,265,863
Norfolk Southern Corp.	11,980	2,511,607
Old Dominion Freight Line, Inc.	10,040	2,497,651
Uber Technologies, Inc.*	92,615	2,454,297

		11,729,418

Total Industrials		66,796,485

Information Technology (24.5%)
Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	36,300	2,430,648

IT Services (3.8%)
Accenture plc, Class A	3,600	926,280
Affirm Holdings, Inc.(x)*	11,500	215,740
Block, Inc., Class A*	28,800	1,583,712
Capgemini SE	10,400	1,662,030
Cognizant Technology Solutions Corp., Class A	60,100	3,452,144
Dlocal Ltd.(x)*	50,000	1,026,000
EPAM Systems, Inc.*	4,600	1,666,074
Mastercard, Inc., Class A	6,900	1,961,946
MongoDB, Inc.*	8,100	1,608,336
PayPal Holdings, Inc.*	11,800	1,015,626
Snowflake, Inc., Class A*	5,400	917,784
Twilio, Inc., Class A(x)*	11,900	822,766
Visa, Inc., Class A	68,000	12,080,200
Wix.com Ltd.*	11,400	891,822
Worldline SA(m)*	22,900	895,508

		30,725,968

Semiconductors & Semiconductor Equipment (4.3%)
Advanced Micro Devices, Inc.*	13,700	868,032
ASML Holding NV	3,200	1,327,332
Lam Research Corp.	8,424	3,083,184
Marvell Technology, Inc.	40,200	1,724,982
MediaTek, Inc.	44,000	765,782
Microchip Technology, Inc.	53,200	3,246,796
Micron Technology, Inc.	80,600	4,038,060
NVIDIA Corp.	84,800	10,293,872
NXP Semiconductors NV	15,900	2,345,409
Renesas Electronics Corp.*	250,400	2,086,864
Silergy Corp.	32,000	419,468
SolarEdge Technologies, Inc.*	7,500	1,735,950
Taiwan Semiconductor Manufacturing Co. Ltd.	239,000	3,141,484

		35,077,215

Software (10.1%)
Adobe, Inc.*	21,300	5,861,760
Autodesk, Inc.*	15,200	2,839,360
Black Knight, Inc.*	4,142	268,112
Coupa Software, Inc.*	11,200	658,560
Elastic NV*	9,200	660,008
Five9, Inc.*	12,600	944,748
HubSpot, Inc.*	6,700	1,809,804
Intuit, Inc.	12,500	4,841,500
Microsoft Corp.	234,200	54,545,180
Salesforce, Inc.*	41,500	5,969,360
Synopsys, Inc.*	9,200	2,810,692
Workday, Inc., Class A*	9,500	1,446,090

		82,655,174

Technology Hardware, Storage & Peripherals (6.0%)
Apple, Inc.	356,700	49,295,940

Total Information Technology		200,184,945

Materials (2.5%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	7,082	1,648,194
Cabot Corp.	2,670	170,586
CF Industries Holdings, Inc.	19,070	1,835,488
Corteva, Inc.	10,940	625,221
DuPont de Nemours, Inc.	14,220	716,688
Ecolab, Inc.	7,521	1,086,183
International Flavors & Fragrances, Inc.	9,491	862,068
Linde plc	14,648	3,948,954
LyondellBasell Industries NV, Class A	5,840	439,635
Olin Corp.	11,000	471,680
Sherwin-Williams Co. (The)	6,621	1,355,650
Tronox Holdings plc	37,600	460,600
Westlake Corp.	1,340	116,419

		13,737,366

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,903	612,937
Vulcan Materials Co.	3,980	627,686

		1,240,623

Containers & Packaging (0.2%)
AptarGroup, Inc.	2,860	271,786
Crown Holdings, Inc.	4,939	400,207
Greif, Inc., Class A	4,650	277,000
Sealed Air Corp.	8,500	378,335

		1,327,328

Metals & Mining (0.5%)
Alcoa Corp.	7,200	242,352
First Quantum Minerals Ltd.	54,950	932,839
Freeport-McMoRan, Inc.	57,614	1,574,591
Glencore plc	67,200	354,852
Newmont Corp.	10,332	434,254
Reliance Steel & Aluminum Co.(x)	4,320	753,451

		4,292,339

Total Materials		20,597,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (2.4%)
Alexandria Real Estate Equities, Inc. (REIT)	325	$45,562
American Tower Corp. (REIT)	13,645	2,929,581
Corporate Office Properties Trust (REIT)	19,320	448,804
Crown Castle, Inc. (REIT)	19,552	2,826,241
CubeSmart (REIT)	16,798	672,928
Equinix, Inc. (REIT)	3,600	2,047,824
Equity LifeStyle Properties, Inc. (REIT)	21,484	1,350,054
Essex Property Trust, Inc. (REIT)	3,516	851,681
Host Hotels & Resorts, Inc. (REIT)	47,775	758,667
Invitation Homes, Inc. (REIT)(x)	37,431	1,264,045
Kilroy Realty Corp. (REIT)	1,419	59,754
Life Storage, Inc. (REIT)	2,822	312,565
Mid-America Apartment Communities, Inc. (REIT)	8,443	1,309,256
Prologis, Inc. (REIT)	24,065	2,445,004
Simon Property Group, Inc. (REIT)	1,586	142,343
Ventas, Inc. (REIT)	18,264	733,665
Washington REIT (REIT)	13,068	229,474
Welltower, Inc. (REIT)	14,387	925,372

		19,352,820

Real Estate Management & Development (0.1%)
Cushman & Wakefield plc*	105,596	1,209,074
WeWork, Inc.(x)*	29,047	76,975

		1,286,049

Total Real Estate		20,638,869

Utilities (3.2%)
Electric Utilities (2.2%)
Constellation Energy Corp.	23,266	1,935,498
Edison International	16,300	922,254
Evergy, Inc.	13,800	819,720
Exelon Corp.	43,200	1,618,272
FirstEnergy Corp.	33,500	1,239,500
NextEra Energy, Inc.	64,100	5,026,081
PG&E Corp.*	147,600	1,845,000
PPL Corp.	40,200	1,019,070
Southern Co. (The)	45,800	3,114,400

		17,539,795

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	50,900	1,150,340

Multi-Utilities (0.9%)
CenterPoint Energy, Inc.	32,100	904,578
Dominion Energy, Inc.	33,960	2,346,976
NiSource, Inc.	32,500	818,675
Public Service Enterprise Group, Inc.	14,400	809,712
Sempra Energy	15,100	2,264,094

		7,144,035

Total Utilities		25,834,170

Total Common Stocks (97.8%) (Cost $758,192,729)		799,492,916

EXCHANGE TRADED FUND (ETF):
Equity (0.7%)
iShares Core S&P 500 ETF	16,700	5,989,455

Total Exchange Traded Fund (0.7%) (Cost $6,693,682)		5,989,455

MASTER LIMITED PARTNERSHIP:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Genesis Energy LP (Cost $880,968)	82,100	755,320

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
Dreyfus Treasury Obligations Cash Management Fund(xx)	150,000	150,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $100,025, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $102,049.(xx)	$100,000	100,000
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $324,690, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $331,184.(xx)	324,610	324,610
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $300,079, collateralized by various Common Stocks; total market value $330,087.(xx)	300,000	300,000

Total Repurchase Agreements		724,610

Total Short-Term Investments (0.1%) (Cost $874,610)		874,610

Total Investments in Securities (98.7%) (Cost $766,641,989)		807,112,301
Other Assets Less Liabilities (1.3%)		10,697,626

Net Assets (100%)		$817,809,927

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $1,115,628 or 0.1% of net assets.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $1,128,663. This was collateralized by $318,883 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.750%, maturing 1/31/24 - 5/15/51 and by cash of $875,690 of which $874,610 was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$70,136,088	$189,257	$—	$70,325,345
Consumer Discretionary	91,840,178	1,964,598	—	93,804,776
Consumer Staples	53,758,397	611,333	—	54,369,730
Energy	36,822,391	—	—	36,822,391
Financials	82,705,956	3,700,022	—	86,405,978
Health Care	120,270,040	3,442,531	—	123,712,571
Industrials	66,796,485	—	—	66,796,485
Information Technology	189,886,477	10,298,468	—	200,184,945
Materials	20,242,804	354,852	—	20,597,656
Real Estate	20,638,869	—	—	20,638,869
Utilities	25,834,170	—	—	25,834,170
Exchange Traded Fund	5,989,455	—	—	5,989,455
Master Limited Partnership
Energy	755,320	—	—	755,320
Short-Term Investments
Investment Company	150,000	—	—	150,000
Repurchase Agreements	—	724,610	—	724,610

Total Assets	$785,826,630	$21,285,671	$—	$807,112,301

Total Liabilities	$—	$—	$—	$—

Total	$785,826,630	$21,285,671	$—	$807,112,301

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$130,410,658
Aggregate gross unrealized depreciation	(91,937,427)

Net unrealized appreciation	$38,473,231

Federal income tax cost of investments in securities and derivative instruments, if applicable	$768,639,070

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (53.3%)
iShares Core MSCI EAFE ETF(x)	215,130	$11,330,897
iShares Core S&P Mid-Cap ETF	51,132	11,211,202
iShares Russell 2000 ETF(x)	67,802	11,181,906
SPDR S&P 500 ETF Trust(x)	4,963	1,772,684
Vanguard S&P 500 ETF	51,123	16,783,681

Total Equity		52,280,370

Fixed Income (40.0%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	518,661	39,252,265

Total Exchange Traded Funds (93.3%) (Cost $100,325,272)		91,532,635

SHORT-TERM INVESTMENTS:
Investment Companies (6.5%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	5,379,986	5,382,138

Total Investment Companies		6,382,138

	Principal Amount	Value (Note 1)
Repurchase Agreements (22.0%)
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	$5,000,000	5,000,000
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $2,000,508, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $2,040,989.(xx)	2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $14,545,895, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $14,836,814.(xx)	14,542,296	14,542,296

Total Repurchase Agreements		21,542,296

Total Short-Term Investments (28.5%) (Cost $27,924,324)		27,924,434

Total Investments in Securities (121.8%) (Cost $128,249,596)		119,457,069
Other Assets Less Liabilities (-21.8%)		(21,374,243)

Net Assets (100%)		$98,082,826

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $27,151,634. This was collateralized by $5,300,329 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.750%, maturing 1/31/24 - 5/15/50 and by cash of $22,542,296 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(71)	12/2022	USD	(12,785,325)	307,413

					307,413

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$91,532,635	$—	$—	$91,532,635
Futures	307,413	—	—	307,413
Short-Term Investments
Investment Companies	6,382,138	—	—	6,382,138
Repurchase Agreements	—	21,542,296	—	21,542,296

Total Assets	$98,222,186	$21,542,296	$—	$119,764,482

Total Liabilities	$—	$—	$—	$—

Total	$98,222,186	$21,542,296	$—	$119,764,482

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$496,329
Aggregate gross unrealized depreciation	(10,248,952)

Net unrealized depreciation	$(9,752,623)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$129,517,105

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (60.6%)
iShares Core MSCI EAFE ETF(x)	210,989	$11,112,791
iShares Core S&P 500 ETF	29,847	10,704,626
iShares Core S&P Mid-Cap ETF	11,595	2,542,320
iShares MSCI EAFE ETF(x)	77,470	4,339,095
iShares Russell 2000 ETF(x)	7,767	1,280,934
SPDR S&P 500 ETF Trust(x)	30,012	10,719,686

Total Equity		40,699,452

Fixed Income (35.5%)
Vanguard Intermediate-Term Corporate Bond ETF	314,887	23,830,648

Total Exchange Traded Funds (96.1%) (Cost $71,649,143)		64,530,100

SHORT-TERM INVESTMENTS:
Investment Companies (5.7%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	1,797,789	1,798,508

Total Investment Companies		3,798,508

	Principal Amount	Value (Note 1)
Repurchase Agreements (24.7%)
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	$5,000,000	5,000,000
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $11,603,800, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $11,835,877.(xx)	11,600,929	11,600,929

Total Repurchase Agreements		16,600,929

Total Short-Term Investments (30.4%) (Cost $20,399,362)		20,399,437

Total Investments in Securities (126.5%) (Cost $92,048,505)		84,929,537
Other Assets Less Liabilities (-26.5%)		(17,769,085)

Net Assets (100%)		$67,160,452

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $18,073,731. This was collateralized by $46,386 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.750%, maturing 1/31/24 - 5/15/50 and by cash of $18,600,929 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(18)	12/2022	USD	(3,241,350)	312,663

					312,663

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$64,530,100	$—	$—	$64,530,100
Futures	312,663	—	—	312,663
Short-Term Investments
Investment Companies	3,798,508	—	—	3,798,508
Repurchase Agreements	—	16,600,929	—	16,600,929

Total Assets	$68,641,271	$16,600,929	$—	$85,242,200

Total Liabilities	$—	$—	$—	$—

Total	$68,641,271	$16,600,929	$—	$85,242,200

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,758,424
Aggregate gross unrealized depreciation	(8,586,847)

Net unrealized depreciation	$(6,828,423)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$92,070,623

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	10,008	$153,523
Lumen Technologies, Inc.	1,333	9,704
Verizon Communications, Inc.	5,907	224,289

		387,516

Entertainment (0.3%)
Activision Blizzard, Inc.	1,002	74,489
Electronic Arts, Inc.	372	43,044
Live Nation Entertainment, Inc.*	202	15,360
Netflix, Inc.*	626	147,385
Take-Two Interactive Software, Inc.*	220	23,980
Walt Disney Co. (The)*	2,564	241,862
Warner Bros Discovery, Inc.*	3,109	35,754

		581,874

Interactive Media & Services (1.0%)
Alphabet, Inc., Class A*	8,433	806,616
Alphabet, Inc., Class C*	7,541	725,067
Match Group, Inc.*	401	19,148
Meta Platforms, Inc., Class A*	3,207	435,126
Twitter, Inc.*	947	41,516

		2,027,473

Media (0.1%)
Charter Communications, Inc., Class A*	156	47,323
Comcast Corp., Class A	6,193	181,641
DISH Network Corp., Class A*	337	4,661
Fox Corp., Class A	431	13,223
Fox Corp., Class B	201	5,729
Interpublic Group of Cos., Inc. (The)	564	14,438
News Corp., Class A	547	8,265
News Corp., Class B	172	2,652
Omnicom Group, Inc.	288	18,170
Paramount Global, Class B(x)	711	13,537

		309,639

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	847	113,642

Total Communication Services		3,420,144

Consumer Discretionary (2.5%)
Auto Components (0.0%)†
Aptiv plc*	383	29,954
BorgWarner, Inc.	345	10,833

		40,787

Automobiles (0.6%)
Ford Motor Co.	5,526	61,891
General Motors Co.	2,041	65,496
Tesla, Inc.*	3,746	993,626

		1,121,013

Distributors (0.0%)†
Genuine Parts Co.	199	29,715
LKQ Corp.	377	17,776
Pool Corp.	55	17,501

		64,992

Hotels, Restaurants & Leisure (0.4%)
Booking Holdings, Inc.*	56	92,020
Caesars Entertainment, Inc.*	297	9,581
Carnival Corp.(x)*	1,389	9,765
Chipotle Mexican Grill, Inc.*	39	58,608
Darden Restaurants, Inc.	173	21,853
Domino’s Pizza, Inc.	50	15,510
Expedia Group, Inc.*	211	19,769
Hilton Worldwide Holdings, Inc.	382	46,077
Las Vegas Sands Corp.*	462	17,334
Marriott International, Inc., Class A	388	54,374
McDonald’s Corp.	1,033	238,354
MGM Resorts International	461	13,701
Norwegian Cruise Line Holdings Ltd.(x)*	593	6,737
Royal Caribbean Cruises Ltd.*	311	11,787
Starbucks Corp.	1,615	136,080
Wynn Resorts Ltd.*	146	9,202
Yum! Brands, Inc.	400	42,536

		803,288

Household Durables (0.1%)
DR Horton, Inc.	445	29,971
Garmin Ltd.	217	17,427
Lennar Corp., Class A	365	27,211
Mohawk Industries, Inc.*	74	6,748
Newell Brands, Inc.	535	7,431
NVR, Inc.*	4	15,948
PulteGroup, Inc.	326	12,225
Whirlpool Corp.(x)	80	10,785

		127,746

Internet & Direct Marketing Retail (0.7%)
Amazon.com, Inc.*	12,465	1,408,545
eBay, Inc.	774	28,491
Etsy, Inc.*	176	17,623

		1,454,659

Leisure Products (0.0%)†
Hasbro, Inc.	188	12,675

Multiline Retail (0.1%)
Dollar General Corp.	321	76,995
Dollar Tree, Inc.*	297	40,422
Target Corp.	654	97,047

		214,464

Specialty Retail (0.5%)
Advance Auto Parts, Inc.	84	13,133
AutoZone, Inc.*	28	59,974
Bath & Body Works, Inc.	330	10,758
Best Buy Co., Inc.	282	17,862
CarMax, Inc.*	227	14,987
Home Depot, Inc. (The)	1,446	399,009
Lowe’s Cos., Inc.	898	168,653
O’Reilly Automotive, Inc.*	90	63,302
Ross Stores, Inc.	490	41,292
TJX Cos., Inc. (The)	1,652	102,622
Tractor Supply Co.	155	28,811
Ulta Beauty, Inc.*	73	29,287

		949,690

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc., Class B	1,778	147,787
Ralph Lauren Corp.	58	4,926
Tapestry, Inc.	348	9,894
VF Corp.	478	14,297

		176,904

Total Consumer Discretionary		4,966,218

Consumer Staples (1.5%)
Beverages (0.4%)
Brown-Forman Corp., Class B	261	17,375
Coca-Cola Co. (The)	5,474	306,653
Constellation Brands, Inc., Class A	223	51,219
Keurig Dr Pepper, Inc.	1,197	42,877
Molson Coors Beverage Co., Class B	271	13,005
Monster Beverage Corp.*	541	47,045
PepsiCo, Inc.	1,941	316,888

		795,062

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	623	294,224
Kroger Co. (The)	911	39,856

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sysco Corp.	712	$50,346
Walgreens Boots Alliance, Inc.(x)	1,007	31,620
Walmart, Inc.	2,003	259,789

		675,835

Food Products (0.3%)
Archer-Daniels-Midland Co.	786	63,234
Campbell Soup Co.	282	13,288
Conagra Brands, Inc.	665	21,699
General Mills, Inc.	833	63,816
Hershey Co. (The)	206	45,417
Hormel Foods Corp.	410	18,630
J M Smucker Co. (The)	150	20,611
Kellogg Co.	354	24,660
Kraft Heinz Co. (The)	1,120	37,352
Lamb Weston Holdings, Inc.	203	15,708
McCormick & Co., Inc. (Non- Voting)	353	25,158
Mondelez International, Inc., Class A	1,932	105,932
Tyson Foods, Inc., Class A	408	26,899

		482,404

Household Products (0.3%)
Church & Dwight Co., Inc.	342	24,433
Clorox Co. (The)	173	22,211
Colgate-Palmolive Co.	1,173	82,403
Kimberly-Clark Corp.	479	53,907
Procter & Gamble Co. (The)	3,361	424,326

		607,280

Personal Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	325	70,167

Tobacco (0.2%)
Altria Group, Inc.	2,529	102,121
Philip Morris International, Inc.	2,180	180,962

		283,083

Total Consumer Staples		2,913,831

Energy (1.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,427	29,910
Halliburton Co.	1,262	31,071
Schlumberger NV	1,997	71,692

		132,673

Oil, Gas & Consumable Fuels (0.9%)
APA Corp.	452	15,454
Chevron Corp.	2,533	363,916
ConocoPhillips	1,790	183,189
Coterra Energy, Inc.	1,127	29,437
Devon Energy Corp.	921	55,380
Diamondback Energy, Inc.	250	30,115
EOG Resources, Inc.	828	92,512
EQT Corp.	523	21,312
Exxon Mobil Corp.	5,862	511,811
Hess Corp.	394	42,942
Kinder Morgan, Inc.	2,774	46,159
Marathon Oil Corp.	951	21,474
Marathon Petroleum Corp.	703	69,829
Occidental Petroleum Corp.(x)	1,048	64,400
ONEOK, Inc.	631	32,332
Phillips 66	673	54,325
Pioneer Natural Resources Co.	335	72,538
Valero Energy Corp.	555	59,302
Williams Cos., Inc. (The)	1,704	48,785

		1,815,212

Total Energy		1,947,885

Financials (2.4%)
Banks (0.8%)
Bank of America Corp.	9,847	297,379
Citigroup, Inc.	2,722	113,426
Citizens Financial Group, Inc.	690	23,708
Comerica, Inc.	187	13,296
Fifth Third Bancorp	974	31,129
First Republic Bank(x)	257	33,551
Huntington Bancshares, Inc.	2,035	26,821
JPMorgan Chase & Co.	4,126	431,167
KeyCorp	1,309	20,970
M&T Bank Corp.	247	43,551
PNC Financial Services Group, Inc. (The)	575	85,917
Regions Financial Corp.	1,316	26,412
Signature Bank	89	13,439
SVB Financial Group*	84	28,206
Truist Financial Corp.	1,874	81,594
US Bancorp	1,906	76,850
Wells Fargo & Co.	5,335	214,574
Zions Bancorp NA	213	10,833

		1,572,823

Capital Markets (0.6%)
Ameriprise Financial, Inc.	152	38,296
Bank of New York Mellon Corp. (The)	1,044	40,215
BlackRock, Inc.	213	117,210
Cboe Global Markets, Inc.	151	17,723
Charles Schwab Corp. (The)	2,153	154,736
CME Group, Inc.	507	89,805
FactSet Research Systems, Inc.	54	21,606
Goldman Sachs Group, Inc. (The)	482	141,250
Intercontinental Exchange, Inc.	789	71,286
Invesco Ltd.	653	8,946
MarketAxess Holdings, Inc.	53	11,792
Moody’s Corp.	222	53,970
Morgan Stanley	1,889	149,250
MSCI, Inc.	113	47,662
Nasdaq, Inc.	480	27,206
Northern Trust Corp.	299	25,583
Raymond James Financial, Inc.	274	27,077
S&P Global, Inc.	479	146,263
State Street Corp.	518	31,500
T. Rowe Price Group, Inc.	320	33,603

		1,254,979

Consumer Finance (0.1%)
American Express Co.	844	113,864
Capital One Financial Corp.	540	49,772
Discover Financial Services	384	34,913
Synchrony Financial	678	19,113

		217,662

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	2,538	677,697

Insurance (0.5%)
Aflac, Inc.	809	45,466
Allstate Corp. (The)	380	47,321
American International Group, Inc.	1,069	50,756
Aon plc, Class A	296	79,290
Arthur J Gallagher & Co.	297	50,852
Assurant, Inc.	72	10,459
Brown & Brown, Inc.	334	20,200
Chubb Ltd.	589	107,127
Cincinnati Financial Corp.	227	20,332
Everest Re Group Ltd.	55	14,434
Globe Life, Inc.	134	13,360

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc. (The)	454	$28,121
Lincoln National Corp.	229	10,055
Loews Corp.	282	14,055
Marsh & McLennan Cos., Inc.	700	104,503
MetLife, Inc.	942	57,255
Principal Financial Group, Inc.	330	23,810
Progressive Corp. (The)	822	95,525
Prudential Financial, Inc.(x)	523	44,863
Travelers Cos., Inc. (The)	337	51,628
W R Berkley Corp.	287	18,535
Willis Towers Watson plc	153	30,744

		938,691

Total Financials		4,661,852

Health Care (3.2%)
Biotechnology (0.5%)
AbbVie, Inc.	2,485	333,512
Amgen, Inc.	751	169,275
Biogen, Inc.*	205	54,735
Gilead Sciences, Inc.	1,768	109,068
Incyte Corp.*	265	17,660
Moderna, Inc.*	473	55,932
Regeneron Pharmaceuticals, Inc.*	151	104,019
Vertex Pharmaceuticals, Inc.*	360	104,235

		948,436

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	2,463	238,320
ABIOMED, Inc.*	65	15,968
Align Technology, Inc.*	104	21,539
Baxter International, Inc.	701	37,756
Becton Dickinson and Co.	402	89,578
Boston Scientific Corp.*	2,018	78,157
Cooper Cos., Inc. (The)	70	18,473
Dentsply Sirona, Inc.	308	8,732
Dexcom, Inc.*	551	44,378
Edwards Lifesciences Corp.*	869	71,805
Hologic, Inc.*	351	22,646
IDEXX Laboratories, Inc.*	117	38,119
Intuitive Surgical, Inc.*	502	94,095
Medtronic plc	1,866	150,679
ResMed, Inc.	204	44,533
STERIS plc	141	23,445
Stryker Corp.	474	96,004
Teleflex, Inc.	65	13,095
Zimmer Biomet Holdings, Inc.	296	30,947

		1,138,269

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	218	29,502
Cardinal Health, Inc.	382	25,472
Centene Corp.*	805	62,637
Cigna Corp.	429	119,035
CVS Health Corp.	1,846	176,053
DaVita, Inc.*	74	6,125
Elevance Health, Inc.	337	153,079
HCA Healthcare, Inc.	303	55,688
Henry Schein, Inc.*	190	12,496
Humana, Inc.	177	85,879
Laboratory Corp. of America Holdings	128	26,216
McKesson Corp.	203	68,993
Molina Healthcare, Inc.*	82	27,047
Quest Diagnostics, Inc.	166	20,366
UnitedHealth Group, Inc.	1,316	664,633
Universal Health Services, Inc., Class B	93	8,201

		1,541,422

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	420	51,051
Bio-Rad Laboratories, Inc., Class A*	30	12,514
Bio-Techne Corp.	54	15,336
Charles River Laboratories International, Inc.*	71	13,973
Danaher Corp.	921	237,885
Illumina, Inc.*	220	41,974
IQVIA Holdings, Inc.*	264	47,821
Mettler-Toledo International, Inc.*	32	34,692
PerkinElmer, Inc.	180	21,659
Thermo Fisher Scientific, Inc.	551	279,462
Waters Corp.*	84	22,641
West Pharmaceutical Services, Inc.	103	25,346

		804,354

Pharmaceuticals (1.0%)
Bristol-Myers Squibb Co.	3,003	213,483
Catalent, Inc.*	247	17,873
Eli Lilly and Co.	1,109	358,595
Johnson & Johnson	3,697	603,942
Merck & Co., Inc.	3,562	306,759
Organon & Co.	374	8,752
Pfizer, Inc.	7,893	345,398
Viatris, Inc.	1,750	14,910
Zoetis, Inc.	657	97,426

		1,967,138

Total Health Care		6,399,619

Industrials (1.7%)
Aerospace & Defense (0.4%)
Boeing Co. (The)*	785	95,048
General Dynamics Corp.	316	67,046
Howmet Aerospace, Inc.	530	16,393
Huntington Ingalls Industries, Inc.	56	12,404
L3Harris Technologies, Inc.	271	56,322
Lockheed Martin Corp.	332	128,248
Northrop Grumman Corp.	204	95,945
Raytheon Technologies Corp.	2,080	170,269
Textron, Inc.	301	17,536
TransDigm Group, Inc.	73	38,312

		697,523

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	177	17,047
Expeditors International of Washington, Inc.	228	20,135
FedEx Corp.	339	50,331
United Parcel Service, Inc., Class B	1,028	166,063

		253,576

Airlines (0.0%)†
Alaska Air Group, Inc.*	177	6,929
American Airlines Group, Inc.(x)*	942	11,342
Delta Air Lines, Inc.*	898	25,198
Southwest Airlines Co.*	832	25,659
United Airlines Holdings, Inc.*	458	14,899

		84,027

Building Products (0.1%)
A O Smith Corp.	181	8,793
Allegion plc	125	11,210
Carrier Global Corp.	1,183	42,068
Fortune Brands Home & Security, Inc.	181	9,718
Johnson Controls International plc	965	47,497
Masco Corp.	309	14,427
Trane Technologies plc	324	46,918

		180,631

Commercial Services & Supplies (0.1%)
Cintas Corp.	121	46,971

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Copart, Inc.*	300	$31,920
Republic Services, Inc.	289	39,315
Rollins, Inc.	319	11,063
Waste Management, Inc.	527	84,431

		213,700

Construction & Engineering (0.0%)†
Quanta Services, Inc.	199	25,351

Electrical Equipment (0.1%)
AMETEK, Inc.	325	36,858
Eaton Corp. plc	564	75,215
Emerson Electric Co.	829	60,699
Generac Holdings, Inc.*	90	16,033
Rockwell Automation, Inc.	163	35,063

		223,868

Industrial Conglomerates (0.2%)
3M Co.	779	86,079
General Electric Co.	1,538	95,218
Honeywell International, Inc.	945	157,787

		339,084

Machinery (0.3%)
Caterpillar, Inc.	745	122,240
Cummins, Inc.	197	40,091
Deere & Co.	390	130,217
Dover Corp.	201	23,433
Fortive Corp.	501	29,208
IDEX Corp.	106	21,184
Illinois Tool Works, Inc.	395	71,357
Ingersoll Rand, Inc.	568	24,572
Nordson Corp.	75	15,920
Otis Worldwide Corp.	590	37,642
PACCAR, Inc.	490	41,008
Parker-Hannifin Corp.	181	43,858
Pentair plc	231	9,385
Snap-on, Inc.	74	14,900
Stanley Black & Decker, Inc.	208	15,644
Westinghouse Air Brake Technologies Corp.	262	21,314
Xylem, Inc.	250	21,840

		683,813

Professional Services (0.1%)
CoStar Group, Inc.*	557	38,795
Equifax, Inc.	174	29,829
Jacobs Solutions, Inc.	178	19,311
Leidos Holdings, Inc.	192	16,794
Nielsen Holdings plc	503	13,943
Robert Half International, Inc.	160	12,240
Verisk Analytics, Inc.	220	37,517

		168,429

Road & Rail (0.2%)
CSX Corp.	3,011	80,213
JB Hunt Transport Services, Inc.	116	18,145
Norfolk Southern Corp.	329	68,975
Old Dominion Freight Line, Inc.	129	32,091
Union Pacific Corp.	877	170,857

		370,281

Trading Companies & Distributors (0.1%)
Fastenal Co.	804	37,016
United Rentals, Inc.*	99	26,742
WW Grainger, Inc.	64	31,308

		95,066

Total Industrials		3,335,349

Information Technology (5.6%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	347	39,173
Cisco Systems, Inc.	5,827	233,080
F5, Inc.*	86	12,447
Juniper Networks, Inc.	468	12,224
Motorola Solutions, Inc.	235	52,633

		349,557

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	833	55,778
CDW Corp.	189	29,499
Corning, Inc.	1,072	31,109
Keysight Technologies, Inc.*	254	39,969
TE Connectivity Ltd.	450	49,662
Teledyne Technologies, Inc.*	65	21,936
Trimble, Inc.(x)*	349	18,940
Zebra Technologies Corp., Class A*	73	19,127

		266,020

IT Services (1.0%)
Accenture plc, Class A	889	228,740
Akamai Technologies, Inc.*	220	17,670
Automatic Data Processing, Inc.	583	131,869
Broadridge Financial Solutions, Inc.	162	23,380
Cognizant Technology Solutions Corp., Class A	734	42,161
DXC Technology Co.*	334	8,176
EPAM Systems, Inc.*	81	29,337
Fidelity National Information Services, Inc.	854	64,537
Fiserv, Inc.*	900	84,213
FleetCor Technologies, Inc.*	106	18,674
Gartner, Inc.*	112	30,989
Global Payments, Inc.	389	42,031
International Business Machines Corp.	1,270	150,889
Jack Henry & Associates, Inc.	101	18,409
Mastercard, Inc., Class A	1,200	341,208
Paychex, Inc.	452	50,719
PayPal Holdings, Inc.*	1,630	140,294
VeriSign, Inc.*	131	22,755
Visa, Inc., Class A	2,300	408,595

		1,854,646

Semiconductors & Semiconductor Equipment (1.0%)
Advanced Micro Devices, Inc.*	2,276	144,207
Analog Devices, Inc.	729	101,579
Applied Materials, Inc.	1,222	100,119
Broadcom, Inc.	568	252,198
Enphase Energy, Inc.*	189	52,442
Intel Corp.	5,769	148,667
KLA Corp.	199	60,223
Lam Research Corp.	192	70,272
Microchip Technology, Inc.	776	47,359
Micron Technology, Inc.	1,560	78,156
Monolithic Power Systems, Inc.	63	22,894
NVIDIA Corp.	3,521	427,414
NXP Semiconductors NV	368	54,284
ON Semiconductor Corp.*	616	38,395
Qorvo, Inc.*	149	11,832
QUALCOMM, Inc.	1,579	178,396
Skyworks Solutions, Inc.	224	19,101
SolarEdge Technologies, Inc.*	79	18,285
Teradyne, Inc.	221	16,608
Texas Instruments, Inc.	1,286	199,047

		2,041,478

Software (1.8%)
Adobe, Inc.*	657	180,806
ANSYS, Inc.*	122	27,047
Autodesk, Inc.*	304	56,787
Cadence Design Systems, Inc.*	384	62,757
Ceridian HCM Holding, Inc.*	218	12,182
Fortinet, Inc.*	912	44,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Intuit, Inc.	396	$153,379
Microsoft Corp.	10,489	2,442,888
NortonLifeLock, Inc.	850	17,119
Oracle Corp.	2,138	130,568
Paycom Software, Inc.*	68	22,439
PTC, Inc.*	146	15,272
Roper Technologies, Inc.	148	53,227
Salesforce, Inc.*	1,399	201,232
ServiceNow, Inc.*	284	107,241
Synopsys, Inc.*	216	65,990
Tyler Technologies, Inc.*	59	20,503

		3,614,244

Technology Hardware, Storage & Peripherals (1.5%)
Apple, Inc.	21,244	2,935,921
Hewlett Packard Enterprise Co.	1,834	21,971
HP, Inc.	1,281	31,923
NetApp, Inc.	305	18,864
Seagate Technology Holdings plc	275	14,638
Western Digital Corp.*	435	14,159

		3,037,476

Total Information Technology		11,163,421

Materials (0.5%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	313	72,845
Albemarle Corp.	164	43,368
Celanese Corp.	140	12,648
CF Industries Holdings, Inc.	281	27,046
Corteva, Inc.	1,007	57,550
Dow, Inc.	1,019	44,765
DuPont de Nemours, Inc.	705	35,532
Eastman Chemical Co.	173	12,292
Ecolab, Inc.	348	50,258
FMC Corp.	173	18,286
International Flavors & Fragrances, Inc.	358	32,517
Linde plc	702	189,252
LyondellBasell Industries NV, Class A	353	26,574
Mosaic Co. (The)	495	23,923
PPG Industries, Inc.	331	36,638
Sherwin-Williams Co. (The)	330	67,568

		751,062

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	88	28,344
Vulcan Materials Co.	187	29,492

		57,836

Containers & Packaging (0.0%)†
Amcor plc	2,140	22,962
Avery Dennison Corp.	115	18,710
Ball Corp.	435	21,019
International Paper Co.	518	16,421
Packaging Corp. of America	132	14,822
Sealed Air Corp.(x)	206	9,169
Westrock Co.	349	10,781

		113,884

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	2,003	54,742
Newmont Corp.	1,105	46,443
Nucor Corp.	365	39,051

		140,236

Total Materials		1,063,018

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	208	29,159
American Tower Corp. (REIT)	654	140,414
AvalonBay Communities, Inc. (REIT)	195	35,917
Boston Properties, Inc. (REIT)	198	14,844
Camden Property Trust (REIT)	153	18,276
Crown Castle, Inc. (REIT)	609	88,031
Digital Realty Trust, Inc. (REIT)	403	39,970
Duke Realty Corp. (REIT)	546	26,317
Equinix, Inc. (REIT)	128	72,811
Equity Residential (REIT)	479	32,198
Essex Property Trust, Inc. (REIT)	92	22,285
Extra Space Storage, Inc. (REIT)	189	32,642
Federal Realty Investment Trust (REIT)	99	8,922
Healthpeak Properties, Inc. (REIT)	764	17,511
Host Hotels & Resorts, Inc. (REIT)	1,004	15,944
Invitation Homes, Inc. (REIT)	814	27,489
Iron Mountain, Inc. (REIT)	416	18,292
Kimco Realty Corp. (REIT)	885	16,293
Mid-America Apartment Communities, Inc. (REIT)	162	25,121
Prologis, Inc. (REIT)	1,041	105,766
Public Storage (REIT)	222	65,004
Realty Income Corp. (REIT)	867	50,459
Regency Centers Corp. (REIT)	217	11,685
SBA Communications Corp. (REIT)	152	43,267
Simon Property Group, Inc. (REIT)	460	41,285
UDR, Inc. (REIT)	431	17,977
Ventas, Inc. (REIT)	556	22,335
VICI Properties, Inc. (REIT)	1,357	40,506
Vornado Realty Trust (REIT)	216	5,003
Welltower, Inc. (REIT)	656	42,194
Weyerhaeuser Co. (REIT)	1,052	30,045

		1,157,962

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	452	30,514

Total Real Estate		1,188,476

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	353	18,705
American Electric Power Co., Inc.	725	62,676
Constellation Energy Corp.	463	38,517
Duke Energy Corp.	1,083	100,741
Edison International	537	30,383
Entergy Corp.	287	28,881
Evergy, Inc.	323	19,186
Eversource Energy	486	37,889
Exelon Corp.	1,395	52,257
FirstEnergy Corp.	763	28,231
NextEra Energy, Inc.	2,763	216,647
NRG Energy, Inc.	329	12,591
PG&E Corp.*	2,275	28,437
Pinnacle West Capital Corp.	165	10,644
PPL Corp.	1,036	26,263
Southern Co. (The)	1,494	101,592
Xcel Energy, Inc.	771	49,344

		862,984

Gas Utilities (0.0%)†
Atmos Energy Corp.	198	20,166

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	932	21,063

Multi-Utilities (0.2%)
Ameren Corp.	368	29,642

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CenterPoint Energy, Inc.	880	$24,798
CMS Energy Corp.	405	23,587
Consolidated Edison, Inc.	501	42,966
Dominion Energy, Inc.	1,170	80,859
DTE Energy Co.	272	31,294
NiSource, Inc.	586	14,761
Public Service Enterprise Group, Inc.	695	39,080
Sempra Energy	443	66,424
WEC Energy Group, Inc.	442	39,528

		392,939

Water Utilities (0.0%)†
American Water Works Co., Inc.	253	32,931

Total Utilities		1,330,083

Total Common Stocks (21.4%) (Cost $36,778,069)		42,389,896

EXCHANGE TRADED FUNDS (ETF):
Equity (31.3%)
iShares Core MSCI EAFE ETF(x)	890,029	46,877,827
iShares Core S&P Mid-Cap ETF	34,547	7,574,775
iShares Russell 2000 ETF(x)	46,906	7,735,738

Total Exchange Traded Funds (31.3%) (Cost $67,963,711)		62,188,340

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (46.6%)
U.S. Treasury Notes 0.250%, 8/31/25	$8,547,000	7,613,508
2.250%, 11/15/25	10,449,500	9,842,939
2.875%, 11/30/25	3,944,500	3,786,104
0.500%, 2/28/26	7,244,000	6,392,830
0.750%, 8/31/26	6,871,000	6,028,766
2.250%, 2/15/27	15,609,000	14,437,106
2.375%, 5/15/27	8,562,000	7,941,255
2.625%, 5/31/27	3,878,500	3,643,063
1.000%, 7/31/28	11,448,000	9,646,729
2.875%, 8/15/28	12,602,500	11,824,690
1.375%, 10/31/28	13,042,000	11,176,382

Total U.S. Treasury Obligations		92,333,372

Total Long-Term Debt Securities (46.6%) (Cost $101,909,391)		92,333,372

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.5%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (23.0%)
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $15,003,725, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $15,300,004.(xx)	$15,000,000	15,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $698,231, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $712,019.(xx)	698,058	698,058
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $1,600,996, collateralized by various Common Stocks, U.S. Government Treasury Securities,ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $1,753,680.(xx)	1,600,000	1,600,000
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $28,229,626, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $28,794,221.(xx)	28,222,641	28,222,641

Total Repurchase Agreements		45,520,699

Total Short-Term Investments (25.5%) (Cost $50,520,699)		50,520,699

Total Investments in Securities (124.8%) (Cost $257,171,870)		247,432,307
Other Assets Less Liabilities (-24.8%)		(49,126,317)

Net Assets (100%)		$198,305,990

*	Non-income producing.

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $49,617,580. This was collateralized by $376,334 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.750%, maturing 12/15/22 - 11/15/51 and by cash of $50,520,699 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index	(33)	12/2022	USD	(2,739,990)	258,092
Russell 2000 E-Mini Index	(5)	12/2022	USD	(417,450)	43,931
S&P 500 E-Mini Index	(12)	12/2022	USD	(2,160,900)	208,442
S&P Midcap 400 E-Mini Index	(2)	12/2022	USD	(441,640)	45,316

					555,781

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,420,144	$—	$—	$3,420,144
Consumer Discretionary	4,966,218	—	—	4,966,218
Consumer Staples	2,913,831	—	—	2,913,831
Energy	1,947,885	—	—	1,947,885
Financials	4,661,852	—	—	4,661,852
Health Care	6,399,619	—	—	6,399,619
Industrials	3,335,349	—	—	3,335,349
Information Technology	11,163,421	—	—	11,163,421
Materials	1,063,018	—	—	1,063,018
Real Estate	1,188,476	—	—	1,188,476
Utilities	1,330,083	—	—	1,330,083
Exchange Traded Funds	62,188,340	—	—	62,188,340
Futures	555,781		—	555,781
Short-Term Investments
Investment Company	5,000,000	—	—	5,000,000
Repurchase Agreements	—	45,520,699	—	45,520,699
U.S. Treasury Obligation	—	92,333,372	—	92,333,372

Total Assets	$110,134,017	$137,854,071	$—	$247,988,088

Total Liabilities	$—	$—	$—	$—

Total	$110,134,017	$137,854,071	$—	$247,988,088

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,045,258
Aggregate gross unrealized depreciation	(22,351,161)

Net unrealized depreciation	$(9,305,903)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$257,293,991

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.3%)
Hotels, Restaurants & Leisure (2.4%)
McDonald’s Corp.	17,433	$4,022,491
Starbucks Corp.	12,100	1,019,546

		5,042,037

Multiline Retail (2.0%)
Target Corp.	28,483	4,226,592

Specialty Retail (3.4%)
Lowe’s Cos., Inc.	22,840	4,289,580
Ross Stores, Inc.	32,428	2,732,708

		7,022,288

Textiles, Apparel & Luxury Goods (1.5%)
NIKE, Inc., Class B	37,801	3,142,019

Total Consumer Discretionary		19,432,936

Consumer Staples (8.4%)
Beverages (2.0%)
PepsiCo, Inc.	25,500	4,163,130

Food & Staples Retailing (1.5%)
Walmart, Inc.	23,412	3,036,537

Food Products (2.1%)
McCormick & Co., Inc. (Non- Voting)	39,702	2,829,561
Mondelez International, Inc., Class A	29,808	1,634,373

		4,463,934

Household Products (2.8%)
Colgate-Palmolive Co.	33,338	2,341,994
Procter & Gamble Co. (The)	27,435	3,463,669

		5,805,663

Total Consumer Staples		17,469,264

Energy (3.2%)
Oil, Gas & Consumable Fuels (3.2%)
Chevron Corp.	20,648	2,966,498
EOG Resources, Inc.	19,442	2,172,254
Exxon Mobil Corp.	17,883	1,561,365

Total Energy		6,700,117

Financials (3.4%)
Banks (1.2%)
JPMorgan Chase & Co.	23,400	2,445,300

Capital Markets (1.3%)
Nasdaq, Inc.	50,265	2,849,020

Insurance (0.9%)
Erie Indemnity Co., Class A	8,598	1,911,422

Total Financials		7,205,742

Health Care (19.4%)
Biotechnology (1.6%)
AbbVie, Inc.	24,339	3,266,537

Health Care Equipment & Supplies (9.2%)
Abbott Laboratories	42,221	4,085,304
Becton Dickinson and Co.	22,197	4,946,158
Medtronic plc	47,839	3,862,999
Stryker Corp.	31,319	6,343,350

		19,237,811

Health Care Providers & Services (3.6%)
CVS Health Corp.	12,145	1,158,269
UnitedHealth Group, Inc.	12,750	6,439,260

		7,597,529

Life Sciences Tools & Services (2.0%)
Danaher Corp.	2,300	594,067
West Pharmaceutical Services, Inc.	14,516	3,572,097

		4,166,164

Pharmaceuticals (3.0%)
Johnson & Johnson	26,169	4,274,968
Pfizer, Inc.	45,399	1,986,660

		6,261,628

Total Health Care		40,529,669

Industrials (19.8%)
Aerospace & Defense (4.1%)
General Dynamics Corp.	14,611	3,100,016
Raytheon Technologies Corp.	66,951	5,480,609

		8,580,625

Air Freight & Logistics (2.1%)
United Parcel Service, Inc., Class B	27,095	4,376,926

Building Products (2.8%)
Carlisle Cos., Inc.	10,244	2,872,520
Johnson Controls International plc	61,401	3,022,157

		5,894,677

Commercial Services & Supplies (1.8%)
Cintas Corp.	9,801	3,804,650

Electrical Equipment (0.7%)
nVent Electric plc	45,787	1,447,327

Industrial Conglomerates (2.3%)
Honeywell International, Inc.	28,113	4,694,028

Machinery (2.7%)
Donaldson Co., Inc.	22,921	1,123,358
Dover Corp.	24,127	2,812,726
Pentair plc	39,950	1,623,168

		5,559,252

Road & Rail (2.1%)
JB Hunt Transport Services, Inc.	10,900	1,704,978
Norfolk Southern Corp.	12,700	2,662,555

		4,367,533

Trading Companies & Distributors (1.2%)
WW Grainger, Inc.	5,304	2,594,664

Total Industrials		41,319,682

Information Technology (23.5%)
IT Services (5.5%)
Accenture plc, Class A	26,305	6,768,276
Visa, Inc., Class A	26,777	4,756,934

		11,525,210

Semiconductors & Semiconductor Equipment (6.0%)
Analog Devices, Inc.	43,833	6,107,690
Texas Instruments, Inc.	41,611	6,440,551

		12,548,241

Software (11.7%)
Microsoft Corp.	74,260	17,295,154
Roper Technologies, Inc.	20,094	7,226,606

		24,521,760

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.	4,000	552,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Total Information Technology		$49,148,011

Materials (9.5%)
Chemicals (9.5%)
Air Products and Chemicals, Inc.	21,936	5,105,165
Albemarle Corp.	16,540	4,373,838
Ecolab, Inc.	17,090	2,468,138
Linde plc	25,232	6,802,295
Sherwin-Williams Co. (The)	5,900	1,208,025

Total Materials		19,957,461

Total Common Stocks (96.5%) (Cost $150,506,839)		201,762,882

SHORT-TERM INVESTMENT:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	2,895,323	2,896,481

Total Short-Term Investment (1.4%) (Cost $2,896,048)		2,896,481

Total Investments in Securities (97.9%) (Cost $153,402,887)		204,659,363
Other Assets Less Liabilities (2.1%)		4,321,585

Net Assets (100%)		$208,980,948

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$19,432,936	$—	$—	$19,432,936
Consumer Staples	17,469,264	—	—	17,469,264
Energy	6,700,117	—	—	6,700,117
Financials	7,205,742	—	—	7,205,742
Health Care	40,529,669	—	—	40,529,669
Industrials	41,319,682	—	—	41,319,682
Information Technology	49,148,011	—	—	49,148,011
Materials	19,957,461	—	—	19,957,461
Short-Term Investment
Investment Company	2,896,481	—	—	2,896,481

Total Assets	$204,659,363	$—	$—	$204,659,363

Total Liabilities	$—	$—	$—	$—

Total	$204,659,363	$—	$—	$204,659,363

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,945,345
Aggregate gross unrealized depreciation	(3,688,869)

Net unrealized appreciation	$51,256,476

Federal income tax cost of investments in securities and derivative instruments, if applicable	$153,402,887

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.0%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	796	$28,433
ATN International, Inc.	533	20,558
Bandwidth, Inc., Class A*	1,101	13,102
Charge Enterprises, Inc.(x)*	6,352	11,180
Cogent Communications Holdings, Inc.	1,931	100,721
Consolidated Communications Holdings, Inc.*	3,093	12,867
EchoStar Corp., Class A*	1,567	25,808
Globalstar, Inc.(x)*	30,846	49,045
IDT Corp., Class B*	695	17,257
Iridium Communications, Inc.*	5,710	253,353
Liberty Latin America Ltd., Class A*	1,746	10,808
Liberty Latin America Ltd., Class C*	6,717	41,309
Ooma, Inc.*	1,158	14,243
Radius Global Infrastructure, Inc.*	3,448	32,480
Starry Group Holdings, Inc., Class A(x)*	1,014	1,511

		632,675

Entertainment (0.1%)
Cinemark Holdings, Inc.*	4,841	58,625
IMAX Corp.*	2,144	30,273
Liberty Media Corp.-Liberty Braves, Class A*	480	13,512
Liberty Media Corp.-Liberty Braves, Class C*	1,647	45,293
Lions Gate Entertainment Corp., Class A*	2,791	20,737
Lions Gate Entertainment Corp., Class B*	4,974	34,570
Madison Square Garden Entertainment Corp.*	1,158	51,056
Marcus Corp. (The)(x)	1,187	16,487
Playstudios, Inc.(x)*	3,467	12,100
Reservoir Media, Inc.(x)*	816	3,982
Skillz, Inc.(x)*	13,621	13,893

		300,528

Interactive Media & Services (0.3%)
Arena Group Holdings, Inc. (The)(x)*	475	6,223
Bumble, Inc., Class A*	3,879	83,360
Cargurus, Inc.*	4,596	65,125
Cars.com, Inc.*	2,844	32,706
DHI Group, Inc.*	1,792	9,641
Eventbrite, Inc., Class A*	3,272	19,894
EverQuote, Inc., Class A*	983	6,704
fuboTV, Inc.(x)*	8,207	29,135
Leafly Holdings, Inc.*	196	133
MediaAlpha, Inc., Class A*	995	8,706
Outbrain, Inc.(x)*	2,171	7,924
QuinStreet, Inc.*	2,558	26,859
Shutterstock, Inc.	1,030	51,675
TrueCar, Inc.*	4,568	6,898
Vimeo, Inc.*	6,380	25,520
Vinco Ventures, Inc.(x)*	11,074	10,312
Wejo Group Ltd.(x)*	1,032	1,125
Yelp, Inc.*	3,099	105,087
Ziff Davis, Inc.*	2,009	137,576
ZipRecruiter, Inc., Class A*	3,558	58,707

		693,310

Media (0.3%)
AdTheorent Holding Co., Inc.(x)*	722	1,552
Advantage Solutions, Inc.(x)*	3,397	7,236
AMC Networks, Inc., Class A(x)*	1,313	26,654
Audacy, Inc.*	6,135	2,369
Boston Omaha Corp., Class A*	977	22,510
Cardlytics, Inc.*	1,525	14,335
Clear Channel Outdoor Holdings, Inc.*	16,289	22,316
Cumulus Media, Inc., Class A*	808	5,680
Daily Journal Corp.*	40	10,256
Entravision Communications Corp., Class A	3,088	12,259
EW Scripps Co. (The), Class A*	2,457	27,690
Gambling.com Group Ltd.(x)*	526	3,998
Gannett Co., Inc.*	6,243	9,552
Gray Television, Inc.	3,803	54,459
iHeartMedia, Inc., Class A*	5,367	39,340
Innovid Corp.(x)*	3,392	9,192
Integral Ad Science Holding Corp.*	1,544	11,179
John Wiley & Sons, Inc., Class A	1,961	73,655
Loyalty Ventures, Inc.*	1,050	1,270
Magnite, Inc.*	5,784	38,001
PubMatic, Inc., Class A*	1,859	30,915
Scholastic Corp.	1,269	39,034
Sinclair Broadcast Group, Inc., Class A	1,830	33,105
Stagwell, Inc.(x)*	3,470	24,116
TechTarget, Inc.*	1,268	75,066
TEGNA, Inc.	10,025	207,317
Thryv Holdings, Inc.*	1,101	25,136
Urban One, Inc.*	540	2,295
Urban One, Inc., Class A*	373	1,973
WideOpenWest, Inc.*	2,459	30,172

		862,632

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	1,437	17,416
KORE Group Holdings, Inc.(x)*	1,438	2,747
Shenandoah Telecommunications Co.	2,283	38,857
Telephone and Data Systems, Inc.	4,454	61,911
United States Cellular Corp.*	544	14,160

		135,091

Total Communication Services		2,624,236

Consumer Discretionary (8.4%)
Auto Components (0.9%)
Adient plc*	35,363	981,323
American Axle & Manufacturing Holdings, Inc.*	5,006	34,191
Dana, Inc.	5,669	64,797
Dorman Products, Inc.*	1,160	95,259
Fox Factory Holding Corp.*	1,937	153,178
Gentherm, Inc.*	1,463	72,755
Goodyear Tire & Rubber Co. (The)*	12,515	126,276
Holley, Inc.(x)*	2,154	8,724
LCI Industries	2,591	262,883
Luminar Technologies, Inc.(x)*	11,049	80,492
Modine Manufacturing Co.*	2,226	28,804
Motorcar Parts of America, Inc.*	976	14,855
Patrick Industries, Inc.	987	43,270
Solid Power, Inc.(x)*	5,834	30,687
Standard Motor Products, Inc.	821	26,682
Stoneridge, Inc.*	1,250	21,188
Tenneco, Inc., Class A*	3,675	63,908
Visteon Corp.*	1,264	134,060
XPEL, Inc.(m)*	981	63,216

		2,306,548

Automobiles (0.1%)
Canoo, Inc.(x)*	6,476	12,143

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Cenntro Electric Group Ltd.(x)*	7,822	$8,057
Faraday Future Intelligent Electric, Inc.(x)*	4,116	2,619
Fisker, Inc.(x)*	7,318	55,251
Lordstown Motors Corp.(x)*	7,468	13,666
Mullen Automotive, Inc.*	14,043	4,603
Winnebago Industries, Inc.(x)	1,386	73,749
Workhorse Group, Inc.(x)*	7,389	21,206

		191,294

Distributors (0.0%)†
Funko, Inc., Class A*	1,386	28,025
Weyco Group, Inc.	214	4,353

		32,378

Diversified Consumer Services (0.4%)
2U, Inc.*	3,555	22,219
Adtalem Global Education, Inc.*	2,006	73,119
American Public Education, Inc.*	932	8,518
Beachbody Co., Inc. (The)(x)*	4,360	4,404
Carriage Services, Inc.	643	20,679
Chegg, Inc.*	5,582	117,613
Coursera, Inc.*	5,057	54,514
Duolingo, Inc.*	1,059	100,849
European Wax Center, Inc., Class A(x)	1,085	20,018
Frontdoor, Inc.*	3,712	75,688
Graham Holdings Co., Class B	169	90,919
Laureate Education, Inc., Class A	4,812	50,767
Nerdy, Inc.(x)*	2,299	4,851
OneSpaWorld Holdings Ltd.*	2,974	24,982
Perdoceo Education Corp.*	2,988	30,776
PowerSchool Holdings, Inc., Class A*	2,050	34,214
Rover Group, Inc.(x)*	4,040	13,494
StoneMor, Inc.*	1,542	5,289
Strategic Education, Inc.	994	61,041
Stride, Inc.*	1,845	77,545
Udemy, Inc.(x)*	3,235	39,111
Universal Technical Institute, Inc.*	1,369	7,447
Vivint Smart Home, Inc.*	4,283	28,182
WW International, Inc.*	2,500	9,825

		976,064

Hotels, Restaurants & Leisure (3.7%)
Accel Entertainment, Inc.*	2,699	21,079
Bally’s Corp.(x)*	1,637	32,347
Biglari Holdings, Inc., Class B*	42	4,855
BJ’s Restaurants, Inc.*	1,033	24,637
Bloomin’ Brands, Inc.	3,969	72,752
Bluegreen Vacations Holding Corp.	520	8,590
Bowlero Corp.(x)*	1,762	21,690
Brinker International, Inc.*	80,432	2,009,191
Century Casinos, Inc.*	1,112	7,295
Cheesecake Factory, Inc. (The)	2,262	66,231
Chuy’s Holdings, Inc.*	903	20,932
Cracker Barrel Old Country Store, Inc.	1,032	95,543
Dalata Hotel Group plc*	212,677	580,703
Dave & Buster’s Entertainment, Inc.*	1,994	61,874
Denny’s Corp.*	144,719	1,361,806
Dine Brands Global, Inc.	644	40,933
El Pollo Loco Holdings, Inc.*	991	8,840
Everi Holdings, Inc.*	3,791	61,490
F45 Training Holdings, Inc.(x)*	1,521	4,700
First Watch Restaurant Group, Inc.*	528	7,645
Full House Resorts, Inc.*	1,701	9,560
Golden Entertainment, Inc.*	947	33,041
Hilton Grand Vacations, Inc.*	22,435	737,887
Inspirato, Inc.*	462	1,090
Inspired Entertainment, Inc.*	947	8,362
International Game Technology plc	4,385	69,283
Jack in the Box, Inc.	37,492	2,777,032
Krispy Kreme, Inc.(x)	3,222	37,150
Kura Sushi USA, Inc., Class A(x)*	202	14,863
Life Time Group Holdings, Inc.*	1,872	18,252
Light & Wonder, Inc.*	4,228	181,297
Lindblad Expeditions Holdings, Inc.(x)*	1,458	9,856
Monarch Casino & Resort, Inc.*	562	31,551
NEOGAMES SA*	498	6,424
Noodles & Co., Class A*	2,115	9,940
ONE Group Hospitality, Inc. (The)*	1,016	6,746
Papa John’s International, Inc.	1,467	102,705
Portillo’s, Inc., Class A*	1,002	19,729
RCI Hospitality Holdings, Inc.	420	27,443
Red Rock Resorts, Inc., Class A	2,289	78,421
Rush Street Interactive, Inc.*	2,295	8,446
Ruth’s Hospitality Group, Inc.	1,581	26,656
SeaWorld Entertainment, Inc.*	1,904	86,651
Shake Shack, Inc., Class A*	1,687	75,881
Sonder Holdings, Inc.(x)*	8,429	13,992
Sweetgreen, Inc., Class A(x)*	3,915	72,427
Target Hospitality Corp.(x)*	1,297	16,368
Texas Roadhouse, Inc.	2,977	259,773
Vacasa, Inc., Class A(x)*	5,071	15,568
Wingstop, Inc.	1,343	168,439
Xponential Fitness, Inc., Class A*	845	15,430

		9,453,396

Household Durables (1.1%)
Aterian, Inc.(x)*	3,000	3,720
Beazer Homes USA, Inc.*	1,174	11,353
Cavco Industries, Inc.*	409	84,156
Century Communities, Inc.	6,951	297,364
Dream Finders Homes, Inc., Class A(x)*	934	9,900
Ethan Allen Interiors, Inc.	1,080	22,831
GoPro, Inc., Class A*	5,715	28,175
Green Brick Partners, Inc.*	1,143	24,437
Helen of Troy Ltd.*	1,072	103,384
Hovnanian Enterprises, Inc., Class A*	179	6,390
Installed Building Products, Inc.	1,091	88,360
iRobot Corp.(x)*	1,234	69,511
KB Home	3,491	90,487
Landsea Homes Corp.*	515	2,456
La-Z-Boy, Inc.	1,898	42,838
Legacy Housing Corp.*	382	6,551
LGI Homes, Inc.*	950	77,301
Lifetime Brands, Inc.	653	4,421
Lovesac Co. (The)*	610	12,432
M.D.C. Holdings, Inc.	2,559	70,168
M/I Homes, Inc.*	10,688	387,226
Meritage Homes Corp.*	7,389	519,225
Purple Innovation, Inc.(x)*	2,560	10,368
Skyline Champion Corp.*	2,382	125,936
Snap One Holdings Corp.(x)*	712	7,220
Sonos, Inc.*	5,674	78,869
Taylor Morrison Home Corp., Class A*	15,913	371,091
Traeger, Inc.*	1,512	4,264
Tri Pointe Homes, Inc.*	4,526	68,388
Tupperware Brands Corp.*	1,938	12,694
Universal Electronics, Inc.*	578	11,369
Vizio Holding Corp., Class A(x)*	2,993	26,159
Vuzix Corp.*	2,706	15,668

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Weber, Inc., Class A(x)	1,014	$6,662

		2,701,374

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	1,217	7,898
1stdibs.com, Inc.(x)*	971	6,108
aka Brands Holding Corp.(x)*	703	1,019
BARK, Inc.*	5,208	9,479
Boxed, Inc.(x)*	520	479
CarParts.com, Inc.*	2,390	12,356
ContextLogic, Inc., Class A*	25,365	18,615
Duluth Holdings, Inc., Class B(x)*	496	3,492
Groupon, Inc.(x)*	1,130	8,995
Lands’ End, Inc.(x)*	640	4,941
Liquidity Services, Inc.*	1,108	18,016
Lulu’s Fashion Lounge Holdings, Inc.(x)*	796	3,709
Overstock.com, Inc.*	1,915	46,630
PetMed Express, Inc.(x)	998	19,481
Porch Group, Inc.(x)*	3,710	8,348
Poshmark, Inc., Class A(x)*	2,035	31,889
Quotient Technology, Inc.*	4,858	11,222
Qurate Retail, Inc.	15,606	31,368
RealReal, Inc. (The)*	3,788	5,682
Rent the Runway, Inc., Class A(x)*	2,344	5,157
Revolve Group, Inc.(x)*	1,908	41,385
RumbleON, Inc., Class B(x)*	447	7,563
Stitch Fix, Inc., Class A*	3,918	15,476
ThredUp, Inc., Class A*	2,599	4,782
Vivid Seats, Inc., Class A(x)	1,085	8,311
Xometry, Inc., Class A(x)*	1,513	85,923

		418,324

Leisure Products (0.2%)
Acushnet Holdings Corp.	1,510	65,670
AMMO, Inc.(x)*	4,554	13,343
Brunswick Corp.	1,941	127,038
Clarus Corp.(x)	1,149	15,477
Johnson Outdoors, Inc., Class A	186	9,544
Latham Group, Inc.*	2,052	7,367
Malibu Boats, Inc., Class A*	933	44,775
Marine Products Corp.	412	3,485
MasterCraft Boat Holdings, Inc.*	934	17,606
Smith & Wesson Brands, Inc.	1,902	19,724
Solo Brands, Inc., Class A(x)*	564	2,143
Sturm Ruger & Co., Inc.	745	37,839
Topgolf Callaway Brands Corp.*	6,261	120,587
Vista Outdoor, Inc.*	2,523	61,359

		545,957

Multiline Retail (0.0%)†
Big Lots, Inc.(x)	1,206	18,826
Dillard’s, Inc., Class A(x)	182	49,642
Franchise Group, Inc.(x)	1,221	29,670

		98,138

Specialty Retail (1.3%)
Aaron’s Co., Inc. (The)	1,497	14,551
Abercrombie & Fitch Co., Class A*	2,198	34,179
Academy Sports & Outdoors, Inc.	3,698	155,982
American Eagle Outfitters, Inc.	6,924	67,370
America’s Car-Mart, Inc.*	252	15,377
Arko Corp.(x)	3,993	37,494
Asbury Automotive Group, Inc.*	997	150,647
Bed Bath & Beyond, Inc.(x)*	3,507	21,358
Big 5 Sporting Goods Corp.(x)	908	9,752
Boot Barn Holdings, Inc.*	1,324	77,401
Buckle, Inc. (The)	1,430	45,274
Build-A-Bear Workshop, Inc.	608	8,105
Caleres, Inc.	1,574	38,122
Camping World Holdings, Inc., Class A(x)	1,716	43,449
Cato Corp. (The), Class A	881	8,405
Chico’s FAS, Inc.*	5,802	28,082
Children’s Place, Inc. (The)*	31,777	981,592
Citi Trends, Inc.*	374	5,801
Conn’s, Inc.*	516	3,653
Container Store Group, Inc. (The)*	1,421	6,963
Designer Brands, Inc., Class A	2,617	40,066
Destination XL Group, Inc.*	2,531	13,718
EVgo, Inc.(x)*	3,012	23,825
Express, Inc.*	2,752	3,000
Foot Locker, Inc.	3,635	113,158
Genesco, Inc.*	552	21,705
Group 1 Automotive, Inc.	1,556	222,306
GrowGeneration Corp.(x)*	3,005	10,517
Guess?, Inc.(x)	1,440	21,125
Haverty Furniture Cos., Inc.	665	16,558
Hibbett, Inc.	588	29,288
JOANN, Inc.(x)	603	3,992
LL Flooring Holdings, Inc.*	1,373	9,515
MarineMax, Inc.*	979	29,164
Monro, Inc.	1,462	63,539
Murphy USA, Inc.	969	266,388
National Vision Holdings, Inc.*	3,524	115,059
ODP Corp. (The)*	1,902	66,855
OneWater Marine, Inc., Class A*	475	14,302
Party City Holdco, Inc.(x)*	5,024	7,938
Rent-A-Center, Inc.	2,380	41,674
Sally Beauty Holdings, Inc.*	4,985	62,811
Shoe Carnival, Inc.	877	18,803
Signet Jewelers Ltd.	2,039	116,610
Sleep Number Corp.*	952	32,187
Sonic Automotive, Inc., Class A	895	38,753
Sportsman’s Warehouse Holdings, Inc.*	1,978	16,417
Tile Shop Holdings, Inc.	1,422	5,005
Tilly’s, Inc., Class A	1,147	7,937
Torrid Holdings, Inc.(x)*	883	3,682
TravelCenters of America, Inc.(x)*	568	30,632
Urban Outfitters, Inc.*	2,800	55,020
Volta, Inc.(x)*	5,335	6,455
Warby Parker, Inc., Class A(x)*	3,744	49,945
Winmark Corp.	122	26,393
Zumiez, Inc.*	671	14,447

		3,372,346

Textiles, Apparel & Luxury Goods (0.5%)
Allbirds, Inc., Class A(x)*	4,145	12,601
Carter’s, Inc.	11,723	768,208
Crocs, Inc.*	2,688	184,558
Ermenegildo Zegna NV(x)	1,983	21,317
Fossil Group, Inc.*	2,371	8,109
G-III Apparel Group Ltd.*	2,089	31,230
Kontoor Brands, Inc.	2,516	84,563
Movado Group, Inc.	749	21,107
Oxford Industries, Inc.	672	60,332
PLBY Group, Inc.(x)*	1,387	5,590
Rocky Brands, Inc.	317	6,359
Steven Madden Ltd.	3,515	93,745
Superior Group of Cos., Inc.	360	3,197
Unifi, Inc.*	649	6,172
Wolverine World Wide, Inc.	3,548	54,604

		1,361,692

Total Consumer Discretionary		21,457,511

Consumer Staples (3.0%)
Beverages (0.2%)
Celsius Holdings, Inc.*	2,492	225,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Consolidated, Inc.	210	$86,463
Duckhorn Portfolio, Inc. (The)*	1,726	24,906
MGP Ingredients, Inc.(x)	621	65,925
National Beverage Corp.	1,014	39,080
Primo Water Corp.	6,998	87,825
Vintage Wine Estates, Inc.*	1,396	3,867
Vita Coco Co., Inc. (The)(x)*	1,221	13,907

		547,948

Food & Staples Retailing (0.2%)
Andersons, Inc. (The)	1,506	46,731
Chefs’ Warehouse, Inc. (The)*	1,560	45,193
Fresh Market, Inc. (The)(r)*	2,815	—
HF Foods Group, Inc.*	1,470	5,689
Ingles Markets, Inc., Class A	666	52,754
Natural Grocers by Vitamin Cottage, Inc.	543	5,859
PriceSmart, Inc.	1,086	62,543
Rite Aid Corp.(x)*	2,508	12,415
SpartanNash Co.	1,549	44,952
Sprouts Farmers Market, Inc.*	4,879	135,392
United Natural Foods, Inc.*	2,591	89,053
Village Super Market, Inc., Class A	443	8,563
Weis Markets, Inc.	747	53,216

		562,360

Food Products (2.2%)
Alico, Inc.(x)	217	6,128
AppHarvest, Inc.(x)*	3,533	6,960
B&G Foods, Inc.(x)	3,027	49,915
Benson Hill, Inc.(x)*	7,647	20,953
Beyond Meat, Inc.(x)*	2,750	38,968
BRC, Inc., Class A(x)*	1,118	8,642
Calavo Growers, Inc.	802	25,463
Cal-Maine Foods, Inc.	1,686	93,725
Fresh Del Monte Produce, Inc.	1,439	33,442
Glanbia plc (London Stock Exchange)	31,500	362,944
Glanbia plc (Turquoise Stock Exchange)	239,343	2,749,004
Hain Celestial Group, Inc. (The)*	3,339	56,362
Hostess Brands, Inc.*	6,154	143,019
J & J Snack Foods Corp.	662	85,709
John B Sanfilippo & Son, Inc.	363	27,490
Lancaster Colony Corp.	852	128,039
Landec Corp.*	1,144	10,170
Local Bounti Corp.(x)*	1,519	4,314
Maple Leaf Foods, Inc.	81,647	1,219,962
Mission Produce, Inc.*	1,860	26,896
Seneca Foods Corp., Class A*	231	11,652
Simply Good Foods Co. (The)*	4,035	129,080
Sovos Brands, Inc.*	1,675	23,852
SunOpta, Inc.*	4,326	39,367
Tattooed Chef, Inc.(x)*	2,432	12,111
Tootsie Roll Industries, Inc.	641	21,332
TreeHouse Foods, Inc.*	2,278	96,633
Utz Brands, Inc.	2,842	42,914
Vital Farms, Inc.*	1,351	16,171
Whole Earth Brands, Inc.*	1,577	6,056

		5,497,273

Household Products (0.1%)
Central Garden & Pet Co.*	411	14,812
Central Garden & Pet Co., Class A*	1,916	65,451
Energizer Holdings, Inc.	3,012	75,722
WD-40 Co.	607	106,674

		262,659

Personal Products (0.3%)
Beauty Health Co. (The)*	4,656	54,894
BellRing Brands, Inc.*	5,942	122,465
Edgewell Personal Care Co.	2,293	85,758
elf Beauty, Inc.*	2,158	81,184
Herbalife Nutrition Ltd.*	4,443	88,371
Honest Co., Inc. (The)*	2,860	10,010
Inter Parfums, Inc.	798	60,217
Medifast, Inc.	506	54,830
Nature’s Sunshine Products, Inc.*	420	3,461
Nu Skin Enterprises, Inc., Class A(x)	2,320	77,419
Thorne HealthTech, Inc.(x)*	322	1,523
USANA Health Sciences, Inc.*	499	27,969
Veru, Inc.(x)*	2,895	33,350

		701,451

Tobacco (0.0%)†
22nd Century Group, Inc.(x)*	7,852	7,281
Turning Point Brands, Inc.	637	13,524
Universal Corp.	1,108	51,012
Vector Group Ltd.	6,678	58,833

		130,650

Total Consumer Staples		7,702,341

Energy (7.1%)
Energy Equipment & Services (2.8%)
Archrock, Inc.	6,700	43,014
Borr Drilling Ltd.(x)*	8,779	29,146
Bristow Group, Inc.*	1,100	25,839
Cactus, Inc., Class A	2,704	103,915
ChampionX Corp.	9,318	182,353
Diamond Offshore Drilling, Inc.(x)*	4,527	30,014
DMC Global, Inc.*	848	13,551
Dril-Quip, Inc.*	1,476	28,812
Expro Group Holdings NV*	3,529	44,959
Helix Energy Solutions Group, Inc.*	6,859	26,476
Helmerich & Payne, Inc.	4,633	171,282
Hunting plc	356,669	931,282
Liberty Energy, Inc., Class A*	6,480	82,166
Nabors Industries Ltd.*	411	41,696
National Energy Services Reunited Corp.*	2,021	12,005
Natural Gas Services Group, Inc.*	30,184	303,047
Newpark Resources, Inc.*	3,274	8,251
NexTier Oilfield Solutions, Inc.*	7,780	57,572
Noble Corp. plc*	3,315	98,058
Oceaneering International, Inc.*	4,693	37,356
Oil States International, Inc.*	2,883	11,215
Patterson-UTI Energy, Inc.	9,699	113,284
ProFrac Holding Corp., Class A(x)*	654	9,947
ProPetro Holding Corp.*	3,723	29,970
RPC, Inc.	3,106	21,525
Select Energy Services, Inc., Class A*	3,057	21,307
Solaris Oilfield Infrastructure, Inc., Class A	1,417	13,263
TechnipFMC plc*	486,760	4,117,990
TETRA Technologies, Inc.*	5,358	19,235
Tidewater, Inc.*	1,823	39,559
US Silica Holdings, Inc.*	3,520	38,544
Valaris Ltd.*	2,754	134,781
Weatherford International plc*	2,902	93,706

		6,935,120

Oil, Gas & Consumable Fuels (4.3%)
Aemetis, Inc.(x)*	1,207	7,387
Alto Ingredients, Inc.*	3,719	13,537
Amplify Energy Corp.(x)*	1,561	10,256
Arch Resources, Inc.(x)	697	82,664
Archaea Energy, Inc.*	2,645	47,636
Ardmore Shipping Corp.*	1,606	14,663
Battalion Oil Corp.*	113	1,345

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Berry Corp.	3,813	$28,598
Brigham Minerals, Inc., Class A	2,263	55,828
California Resources Corp.	3,414	131,200
Callon Petroleum Co.*	2,191	76,707
Centrus Energy Corp., Class A*	491	20,121
Chord Energy Corp.	1,871	255,897
Civitas Resources, Inc.	3,323	190,707
Clean Energy Fuels Corp.*	7,434	39,698
CNX Resources Corp.*	8,421	130,778
Comstock Resources, Inc.*	4,117	71,183
CONSOL Energy, Inc.	1,533	98,603
Crescent Energy Co., Class A(x)	1,618	21,794
Crescent Point Energy Corp.(x)	616,101	3,791,116
CVR Energy, Inc.	1,418	41,094
Delek US Holdings, Inc.	3,237	87,852
Denbury, Inc.*	2,254	194,430
DHT Holdings, Inc.	6,175	46,683
Dorian LPG Ltd.	1,239	16,813
Earthstone Energy, Inc., Class A(x)*	1,945	23,962
Empire Petroleum Corp.(x)*	321	4,221
Energy Fuels, Inc.(x)*	6,894	42,191
Equitrans Midstream Corp.	18,496	138,350
Excelerate Energy, Inc., Class A(x)	783	18,322
FLEX LNG Ltd.(x)	1,303	41,266
Frontline Ltd.	5,384	58,847
Gevo, Inc.(x)*	9,696	22,107
Golar LNG Ltd.*	4,497	112,065
Green Plains, Inc.*	97,560	2,836,069
Gulfport Energy Corp.*	500	44,145
HighPeak Energy, Inc.(x)	251	5,437
International Seaways, Inc.	2,140	75,178
Kinetik Holdings, Inc.(x)	761	24,793
Kosmos Energy Ltd.*	20,275	104,822
Laredo Petroleum, Inc.*	769	48,332
Magnolia Oil & Gas Corp., Class A	7,519	148,951
Matador Resources Co.	5,088	248,905
Murphy Oil Corp.	6,665	234,408
NACCO Industries, Inc., Class A	181	8,512
NextDecade Corp.(x)*	1,444	8,693
Nordic American Tankers Ltd.	8,979	23,974
Northern Oil and Gas, Inc.	2,969	81,380
Par Pacific Holdings, Inc.*	2,150	35,282
PBF Energy, Inc., Class A*	4,322	151,962
Peabody Energy Corp.*	5,300	131,546
Permian Resources Corp.*	9,316	63,349
Ranger Oil Corp.	910	28,620
REX American Resources Corp.*	792	22,113
Riley Exploration Permian, Inc.	507	9,623
Ring Energy, Inc.(x)*	3,862	8,960
SandRidge Energy, Inc.*	1,082	17,647
Scorpio Tankers, Inc.	2,186	91,899
SFL Corp. Ltd.	5,116	46,607
SilverBow Resources, Inc.(x)*	523	14,058
Sitio Royalties Corp.(x)	556	12,293
SM Energy Co.	5,437	204,486
Talos Energy, Inc.*	2,974	49,517
Teekay Corp.*	3,612	12,967
Teekay Tankers Ltd., Class A*	972	26,769
Tellurian, Inc.(x)*	22,991	54,948
Uranium Energy Corp.(x)*	14,426	50,491
Ur-Energy, Inc.(x)*	9,410	10,257
VAALCO Energy, Inc.	2,588	11,284
Vertex Energy, Inc.(x)*	2,455	15,295
W&T Offshore, Inc.*	4,536	26,581
World Fuel Services Corp.	2,807	65,796

		10,993,870

Total Energy		17,928,990

Financials (18.8%)
Banks (11.4%)
1st Source Corp.	699	32,364
ACNB Corp.	300	9,012
Allegiance Bancshares, Inc.	850	35,386
Amalgamated Financial Corp.	717	16,168
Amerant Bancorp, Inc.	1,312	32,590
American National Bankshares, Inc.	552	17,636
Ameris Bancorp	2,983	133,370
Arrow Financial Corp.	740	21,314
Associated Banc-Corp.	6,667	133,873
Atlantic Union Bankshares Corp.	80,134	2,434,471
Banc of California, Inc.	2,360	37,689
BancFirst Corp.	858	76,765
Bancorp, Inc. (The)*	2,520	55,390
Bank First Corp.(x)	319	24,397
Bank of Marin Bancorp	669	20,037
Bank of NT Butterfield & Son Ltd. (The)	2,165	70,276
BankUnited, Inc.	3,544	121,098
Bankwell Financial Group, Inc.	177	5,152
Banner Corp.	1,552	91,692
Bar Harbor Bankshares	556	14,745
BayCom Corp.	490	8,614
BCB Bancorp, Inc.	549	9,240
Berkshire Hills Bancorp, Inc.	1,987	54,245
Blue Ridge Bankshares, Inc.	902	11,464
Brookline Bancorp, Inc.	3,341	38,923
Business First Bancshares, Inc.	956	20,583
Byline Bancorp, Inc.	1,195	24,199
Cadence Bank	8,023	203,864
Cambridge Bancorp	294	23,444
Camden National Corp.	31,106	1,325,116
Capital Bancorp, Inc.	398	9,194
Capital City Bank Group, Inc.	700	21,777
Capstar Financial Holdings, Inc.	793	14,694
Carter Bankshares, Inc.*	1,137	18,306
Cathay General Bancorp	3,271	125,803
CBTX, Inc.	882	25,799
Central Pacific Financial Corp.	1,189	24,600
Citizens & Northern Corp.	807	19,513
City Holding Co.	589	52,238
Civista Bancshares, Inc.	703	14,594
CNB Financial Corp.	764	18,007
Coastal Financial Corp.*	492	19,552
Colony Bankcorp, Inc.	628	8,183
Columbia Banking System, Inc.	112,464	3,249,085
Community Bank System, Inc.	2,360	141,789
Community Trust Bancorp, Inc.	787	31,913
ConnectOne Bancorp, Inc.	1,641	37,841
CrossFirst Bankshares, Inc.*	1,889	24,651
Customers Bancorp, Inc.*	1,485	43,778
CVB Financial Corp.	6,203	157,060
Dime Community Bancshares, Inc.(x)	1,432	41,929
Eagle Bancorp, Inc.	1,373	61,538
Eastern Bankshares, Inc.	7,011	137,696
Enterprise Bancorp, Inc.	461	13,789
Enterprise Financial Services Corp.	1,662	73,194
Equity Bancshares, Inc., Class A	651	19,289
Esquire Financial Holdings, Inc.	266	9,988
Farmers & Merchants Bancorp, Inc.(x)	504	13,542
Farmers National Banc Corp.	1,404	18,378
FB Financial Corp.	1,596	60,983
Financial Institutions, Inc.	674	16,223

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
First Bancorp (Nasdaq Stock Exchange)	9,533	$348,717
First Bancorp (Quotrix Stock Exchange)	8,439	115,446
First Bancorp, Inc. (The)	538	14,822
First Bancshares, Inc. (The)	971	29,004
First Bank	634	8,667
First Busey Corp.	2,376	52,224
First Business Financial Services, Inc.	308	9,951
First Commonwealth Financial Corp.	4,038	51,848
First Community Bankshares, Inc.	798	25,560
First Financial Bancorp	4,087	86,154
First Financial Bankshares, Inc.	5,838	244,204
First Financial Corp.	527	23,815
First Foundation, Inc.	2,399	43,518
First Guaranty Bancshares, Inc.(x)	240	5,251
First Internet Bancorp	337	11,411
First Interstate BancSystem, Inc., Class A	80,302	3,240,186
First Merchants Corp.	2,573	99,524
First Mid Bancshares, Inc.	826	26,407
First of Long Island Corp. (The)	35,322	608,951
First Western Financial, Inc.*	305	7,518
Five Star Bancorp(x)	600	17,016
Flushing Financial Corp.	1,394	27,002
Fulton Financial Corp.	7,295	115,261
FVCBankcorp, Inc.*	439	8,416
German American Bancorp, Inc.	29,833	1,065,336
Glacier Bancorp, Inc.	4,979	244,618
Great Southern Bancorp, Inc.	486	27,736
Guaranty Bancshares, Inc.	317	10,965
Hancock Whitney Corp.	3,915	179,346
Hanmi Financial Corp.	1,363	32,276
HarborOne Bancorp, Inc.	2,257	30,289
HBT Financial, Inc.	356	6,461
Heartland Financial USA, Inc.	1,932	83,772
Heritage Commerce Corp.	2,757	31,264
Heritage Financial Corp.	1,554	41,134
Hilltop Holdings, Inc.	2,217	55,092
Home BancShares, Inc.	8,428	189,714
HomeStreet, Inc.	815	23,480
HomeTrust Bancshares, Inc.	541	11,956
Hope Bancorp, Inc.	5,214	65,905
Horizon Bancorp, Inc.	1,730	31,071
Independent Bank Corp.	978	18,680
Independent Bank Corp./MA	2,031	151,370
Independent Bank Group, Inc.	1,638	100,557
International Bancshares Corp.	2,400	102,000
John Marshall Bancorp, Inc.(x)	449	11,027
Lakeland Bancorp, Inc.	2,932	46,941
Lakeland Financial Corp.	1,082	78,780
Live Oak Bancshares, Inc.	1,520	46,512
Macatawa Bank Corp.	1,333	12,344
Mercantile Bank Corp.	743	22,075
Metrocity Bankshares, Inc.	987	19,385
Metropolitan Bank Holding Corp.*	475	30,571
Mid Penn Bancorp, Inc.	683	19,623
Midland States Bancorp, Inc.	1,017	23,971
MidWestOne Financial Group, Inc.	681	18,584
MVB Financial Corp.	435	12,106
National Bank Holdings Corp., Class A	1,239	45,831
NBT Bancorp, Inc.	1,869	70,929
Nicolet Bankshares, Inc.*	531	37,404
Northeast Bank	264	9,681
Northwest Bancshares, Inc.	5,866	79,250
OceanFirst Financial Corp.	2,548	47,495
OFG Bancorp	2,151	54,055
Old National Bancorp	13,211	217,585
Old Second Bancorp, Inc.	1,692	22,081
Origin Bancorp, Inc.	1,072	41,240
Orrstown Financial Services, Inc.	498	11,912
Pacific Premier Bancorp, Inc.	4,143	128,267
Park National Corp.	618	76,929
Parke Bancorp, Inc.	354	7,420
Pathward Financial, Inc.	1,417	46,704
PCB Bancorp	419	7,571
PCSB Financial Corp.	442	7,925
Peapack-Gladstone Financial Corp.	773	26,011
Peoples Bancorp, Inc.	44,035	1,273,933
Peoples Financial Services Corp.	336	15,738
Preferred Bank	517	33,724
Premier Financial Corp.	1,693	43,510
Primis Financial Corp.	828	10,044
Professional Holding Corp., Class A*	500	12,970
QCR Holdings, Inc.	671	34,181
RBB Bancorp	475	9,870
Red River Bancshares, Inc.	236	11,665
Renasant Corp.	2,317	72,476
Republic Bancorp, Inc., Class A	446	17,082
Republic First Bancorp, Inc.*	2,438	6,900
S&T Bancorp, Inc.	1,700	49,827
Sandy Spring Bancorp, Inc.	2,014	71,014
Seacoast Banking Corp. of Florida	2,627	79,414
ServisFirst Bancshares, Inc.	2,249	179,920
Shore Bancshares, Inc.	641	11,102
Sierra Bancorp	730	14,418
Silvergate Capital Corp., Class A*	1,425	107,374
Simmons First National Corp., Class A	5,802	126,426
SmartFinancial, Inc.	712	17,594
South Plains Financial, Inc.	503	13,863
Southern First Bancshares, Inc.*	387	16,122
Southside Bancshares, Inc.	1,398	49,433
SouthState Corp.	47,947	3,793,567
Stock Yards Bancorp, Inc.	1,239	84,264
Summit Financial Group, Inc.	585	15,760
Texas Capital Bancshares, Inc.*	2,250	132,818
Third Coast Bancshares, Inc.(x)*	538	9,205
Tompkins Financial Corp.	610	44,298
Towne Bank	3,219	86,366
TriCo Bancshares	29,365	1,311,147
Triumph Bancorp, Inc.*	1,113	60,492
Trustmark Corp.	2,709	82,977
UMB Financial Corp.	1,973	166,304
United Bankshares, Inc.	5,900	210,925
United Community Banks, Inc.	4,830	159,873
Unity Bancorp, Inc.	246	6,177
Univest Financial Corp.	1,223	28,716
USCB Financial Holdings, Inc.(x)*	400	5,244
Valley National Bancorp	18,629	201,193
Veritex Holdings, Inc.	2,280	60,625
Washington Federal, Inc.	2,938	88,081
Washington Trust Bancorp, Inc.	27,137	1,261,328
WesBanco, Inc.	2,638	88,030
West Bancorp, Inc.	799	16,627
Westamerica Bancorp	1,098	57,414

		28,882,178

Capital Markets (0.6%)
Artisan Partners Asset Management, Inc., Class A	2,750	74,058
AssetMark Financial Holdings, Inc.*	683	12,492

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Associated Capital Group, Inc., Class A	81	$2,978
B Riley Financial, Inc.	915	40,736
Bakkt Holdings, Inc.(x)*	2,626	5,987
BGC Partners, Inc., Class A	14,810	46,503
Blucora, Inc.*	2,248	43,476
Brightsphere Investment Group, Inc.	1,548	23,081
Cohen & Steers, Inc.	1,159	72,588
Cowen, Inc., Class A	1,178	45,518
Diamond Hill Investment Group, Inc.	146	24,090
Donnelley Financial Solutions, Inc.*	1,155	42,700
Federated Hermes, Inc., Class B	3,809	126,154
Focus Financial Partners, Inc., Class A*	2,638	83,123
GAMCO Investors, Inc., Class A	302	5,149
GCM Grosvenor, Inc., Class A(x)	2,130	16,806
Hamilton Lane, Inc., Class A	1,569	93,528
Houlihan Lokey, Inc.	2,227	167,871
Manning & Napier, Inc.	688	8,442
MarketWise, Inc.(x)*	766	1,747
Moelis & Co., Class A	2,845	96,189
Open Lending Corp., Class A*	4,629	37,217
Oppenheimer Holdings, Inc., Class A	421	13,043
Perella Weinberg Partners	1,928	12,204
Piper Sandler Cos.	750	78,555
PJT Partners, Inc., Class A	1,047	69,961
Pzena Investment Management, Inc., Class A	798	7,565
Sculptor Capital Management, Inc.	1,211	10,705
Silvercrest Asset Management
Group, Inc., Class A	360	5,886
StepStone Group, Inc., Class A	2,382	58,383
StoneX Group, Inc.*	762	63,200
Value Line, Inc.	34	1,493
Victory Capital Holdings, Inc., Class A	708	16,504
Virtus Investment Partners, Inc.	320	51,046
WisdomTree Investments, Inc.	5,997	28,066

		1,487,044

Consumer Finance (0.6%)
Atlanticus Holdings Corp.*	220	5,771
Bread Financial Holdings, Inc.	30,920	972,434
Consumer Portfolio Services, Inc.(x)*	337	2,450
Curo Group Holdings Corp.	1,035	4,150
Encore Capital Group, Inc.*	1,084	49,300
Enova International, Inc.*	1,442	42,207
EZCORP, Inc., Class A*	2,172	16,746
FirstCash Holdings, Inc.	1,740	127,629
Green Dot Corp., Class A*	2,183	41,433
LendingClub Corp.*	4,624	51,095
LendingTree, Inc.*	474	11,310
Moneylion, Inc.(x)*	6,534	5,832
Navient Corp.	4,932	72,451
Nelnet, Inc., Class A	631	49,969
NerdWallet, Inc., Class A(x)*	1,108	9,828
Oportun Financial Corp.*	941	4,112
OppFi, Inc.(x)*	606	1,394
PRA Group, Inc.*	1,783	58,590
PROG Holdings, Inc.*	2,220	33,256
Regional Management Corp.	354	9,926
Sunlight Financial Holdings, Inc.(x)*	1,467	1,819
World Acceptance Corp.(x)*	172	16,653

		1,588,355

Diversified Financial Services (0.1%)
Alerus Financial Corp.	722	15,956
A-Mark Precious Metals, Inc.	749	21,264
Banco Latinoamericano de Comercio Exterior SA, Class E	1,193	15,581
Cannae Holdings, Inc.*	3,093	63,902
Compass Diversified Holdings	2,665	48,130
Jackson Financial, Inc., Class A	3,399	94,322
SWK Holdings Corp.(x)*	160	2,720

		261,875

Insurance (4.1%)
Ambac Financial Group, Inc.*	1,953	24,901
American Equity Investment Life Holding Co.	3,239	120,782
AMERISAFE, Inc.	822	38,412
Argo Group International Holdings Ltd.	1,444	27,811
Bright Health Group, Inc.(x)*	8,828	9,269
BRP Group, Inc., Class A*	2,619	69,011
CNO Financial Group, Inc.	72,728	1,306,922
Crawford & Co., Class A	230	1,320
Donegal Group, Inc., Class A	520	7,015
eHealth, Inc.*	1,302	5,091
Employers Holdings, Inc.	1,239	42,733
Enstar Group Ltd.*	500	84,795
Genworth Financial, Inc., Class A*	22,864	80,024
Goosehead Insurance, Inc., Class A*	846	30,151
Greenlight Capital Re Ltd., Class A*	1,418	10,550
Hanover Insurance Group, Inc. (The)	29,084	3,726,824
HCI Group, Inc.(x)	281	11,015
Hippo Holdings, Inc.(x)*	701	12,972
Horace Mann Educators Corp.	68,605	2,421,071
Investors Title Co.	68	9,588
James River Group Holdings Ltd.	1,688	38,503
Kinsale Capital Group, Inc.	970	247,757
Lemonade, Inc.(x)*	2,064	43,716
MBIA, Inc.*	2,199	20,231
Mercury General Corp.	1,171	33,280
National Western Life Group, Inc., Class A	103	17,592
NI Holdings, Inc.*	446	5,959
Oscar Health, Inc., Class A*	5,278	26,337
Palomar Holdings, Inc.*	1,089	91,171
ProAssurance Corp.	2,407	46,961
RLI Corp.	1,755	179,677
Root, Inc., Class A(x)*	328	2,585
Safety Insurance Group, Inc.	659	53,748
Selective Insurance Group, Inc.	15,986	1,301,260
Selectquote, Inc.*	6,174	4,507
SiriusPoint Ltd.*	4,242	20,998
Stewart Information Services Corp.	1,176	51,321
Tiptree, Inc.	1,181	12,708
Trean Insurance Group, Inc.*	918	3,121
Trupanion, Inc.(x)*	1,758	104,478
United Fire Group, Inc.	1,007	28,931
Universal Insurance Holdings, Inc.	1,351	13,307

		10,388,405

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
AFC Gamma, Inc. (REIT)	711	10,878
Angel Oak Mortgage, Inc. (REIT)(x)	418	5,008
Apollo Commercial Real Estate Finance, Inc. (REIT)	6,264	51,991
Arbor Realty Trust, Inc. (REIT)	7,138	82,087
Ares Commercial Real Estate Corp. (REIT)	2,438	25,477
ARMOUR Residential REIT, Inc. (REIT)(x)	5,074	24,710
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	7,839	182,962
BrightSpire Capital, Inc. (REIT)	4,496	28,370

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Broadmark Realty Capital, Inc. (REIT)(x)	6,382	$32,612
Chicago Atlantic Real Estate Finance, Inc. (REIT)	287	4,136
Chimera Investment Corp. (REIT)(x)	10,437	54,481
Claros Mortgage Trust, Inc. (REIT)(x)	4,116	48,322
Dynex Capital, Inc. (REIT)	1,581	18,419
Ellington Financial, Inc. (REIT)(x)	2,591	29,460
Franklin BSP Realty Trust, Inc. (REIT)(x)	3,088	33,258
Granite Point Mortgage Trust, Inc. (REIT)	2,040	13,138
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,831	114,662
Invesco Mortgage Capital, Inc. (REIT)(x)	1,504	16,694
KKR Real Estate Finance Trust, Inc. (REIT)	2,348	38,155
Ladder Capital Corp. (REIT)	5,110	45,785
MFA Financial, Inc. (REIT)	4,717	36,698
New York Mortgage Trust, Inc. (REIT)(x)	16,369	38,303
Nexpoint Real Estate Finance, Inc. (REIT)	352	5,273
Orchid Island Capital, Inc. (REIT)(x)	1,681	13,784
PennyMac Mortgage Investment Trust (REIT)‡	4,697	55,331
Ready Capital Corp. (REIT)	3,224	32,691
Redwood Trust, Inc. (REIT)	5,616	32,236
TPG RE Finance Trust, Inc. (REIT)	2,877	20,139
Two Harbors Investment Corp. (REIT)(x)	15,480	51,394

		1,146,454

Thrifts & Mortgage Finance (1.6%)
Axos Financial, Inc.*	2,567	87,868
Blue Foundry Bancorp(x)*	1,112	12,399
Bridgewater Bancshares, Inc.*	744	12,254
Capitol Federal Financial, Inc.	5,715	47,435
Columbia Financial, Inc.*	1,537	32,477
Enact Holdings, Inc.(x)	1,311	29,065
Essent Group Ltd.	4,744	165,423
Federal Agricultural Mortgage Corp., Class C	438	43,423
Finance of America Cos., Inc., Class A(x)*	221	327
Flagstar Bancorp, Inc.	2,373	79,258
Greene County Bancorp, Inc.	132	7,560
Hingham Institution For Savings (The)	69	17,327
Home Bancorp, Inc.	398	15,518
Home Point Capital, Inc.(x)	743	1,144
Kearny Financial Corp.	3,152	33,474
Luther Burbank Corp.	812	9,435
Merchants Bancorp	742	17,118
Mr Cooper Group, Inc.*	3,153	127,696
NMI Holdings, Inc., Class A*	3,703	75,430
Northfield Bancorp, Inc.	2,110	30,194
PennyMac Financial Services, Inc.‡	1,260	54,054
Pioneer Bancorp, Inc.(x)*	663	6,312
Provident Bancorp, Inc.	468	6,697
Provident Financial Services, Inc.	3,329	64,915
Radian Group, Inc.	7,238	139,621
Southern Missouri Bancorp, Inc.	384	19,596
Sterling Bancorp, Inc.*	817	4,927
TrustCo Bank Corp.	983	30,886
Velocity Financial, Inc.*	446	4,835
Walker & Dunlop, Inc.	1,352	113,203
Waterstone Financial, Inc.	1,009	16,305
WSFS Financial Corp.	62,116	2,885,909

		4,192,085

Total Financials		47,946,396

Health Care (9.7%)
Biotechnology (3.4%)
2seventy bio, Inc.*	1,675	24,371
4D Molecular Therapeutics, Inc.(x)*	1,344	10,806
Aadi Bioscience, Inc.*	628	8,874
ACADIA Pharmaceuticals, Inc.*	5,398	88,311
Adicet Bio, Inc.(x)*	1,278	18,173
ADMA Biologics, Inc.(x)*	8,172	19,858
Aerovate Therapeutics, Inc.(x)*	447	7,411
Affimed NV*	5,766	11,878
Agenus, Inc.*	13,356	27,380
Agios Pharmaceuticals, Inc.*	2,441	69,031
Akero Therapeutics, Inc.(x)*	1,337	45,525
Albireo Pharma, Inc.*	808	15,643
Alector, Inc.*	2,785	26,346
Alkermes plc*	7,268	162,294
Allogene Therapeutics, Inc.(x)*	3,696	39,917
Allovir, Inc.(x)*	1,465	11,559
Alpine Immune Sciences, Inc.(x)*	604	4,349
ALX Oncology Holdings, Inc.(x)*	878	8,402
Amicus Therapeutics, Inc.*	12,397	129,425
AnaptysBio, Inc.(x)*	857	21,862
Anavex Life Sciences Corp.(x)*	3,227	33,303
Anika Therapeutics, Inc.*	595	14,161
Apellis Pharmaceuticals, Inc.*	4,205	287,201
Arbutus Biopharma Corp.(x)*	4,062	7,758
Arcellx, Inc.(x)*	1,309	24,570
Arcturus Therapeutics Holdings, Inc.*	957	14,183
Arcus Biosciences, Inc.*	2,305	60,299
Arcutis Biotherapeutics, Inc.*	1,802	34,436
Arrowhead Pharmaceuticals, Inc.*	4,697	155,236
Atara Biotherapeutics, Inc.*	4,399	16,628
Aura Biosciences, Inc.*	812	14,713
Aurinia Pharmaceuticals, Inc.(x)*	6,020	45,270
Avid Bioservices, Inc.*	2,580	49,330
Avidity Biosciences, Inc.*	2,339	38,196
Beam Therapeutics, Inc.*	2,859	136,203
BioCryst Pharmaceuticals, Inc.*	8,322	104,857
Biohaven Pharmaceutical Holding Co. Ltd.*	2,832	428,113
Bioxcel Therapeutics, Inc.(x)*	739	8,735
Bluebird Bio, Inc.(x)*	3,513	22,237
Blueprint Medicines Corp.*	2,685	176,915
Bridgebio Pharma, Inc.*	4,650	46,221
C4 Therapeutics, Inc.*	1,943	17,040
CareDx, Inc.*	2,173	36,984
Caribou Biosciences, Inc.(x)*	2,437	25,710
Catalyst Pharmaceuticals, Inc.*	4,323	55,464
Celldex Therapeutics, Inc.*	2,133	59,959
Celularity, Inc., Class A(x)*	2,718	6,279
Century Therapeutics, Inc.(x)*	830	8,209
Cerevel Therapeutics Holdings, Inc.*	2,443	69,039
ChemoCentryx, Inc.*	2,833	146,353
Chimerix, Inc.*	3,326	6,419
Chinook Therapeutics, Inc.*	2,220	43,645
Cogent Biosciences, Inc.(x)*	2,875	42,895
Coherus Biosciences, Inc.*	3,363	32,318
Crinetics Pharmaceuticals, Inc.*	2,376	46,665
CTI BioPharma Corp.(x)*	4,636	26,982
Cullinan Oncology, Inc.(x)*	1,263	16,192
Cytokinetics, Inc.*	3,669	177,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Day One Biopharmaceuticals, Inc.(x)*	1,231	$24,657
Deciphera Pharmaceuticals, Inc.*	1,955	36,168
Denali Therapeutics, Inc.*	4,434	136,079
Design Therapeutics, Inc.(x)*	1,620	27,086
Dynavax Technologies Corp.(x)*	5,344	55,791
Dyne Therapeutics, Inc.*	1,562	19,837
Eagle Pharmaceuticals, Inc.*	428	11,308
Editas Medicine, Inc.*	3,056	37,405
Eiger BioPharmaceuticals, Inc.*	1,700	12,801
Emergent BioSolutions, Inc.*	2,321	48,718
Enanta Pharmaceuticals, Inc.*	867	44,971
Enochian Biosciences, Inc.(x)*	889	1,609
EQRx, Inc.(x)*	8,924	44,174
Erasca, Inc.(x)*	3,063	23,891
Fate Therapeutics, Inc.*	3,704	83,007
FibroGen, Inc.*	3,932	51,155
Foghorn Therapeutics, Inc.(x)*	1,017	8,726
Forma Therapeutics Holdings, Inc.*	1,689	33,696
Gelesis Holdings, Inc.*	444	480
Generation Bio Co.*	2,252	11,958
Geron Corp.(x)*	15,681	36,694
Global Blood Therapeutics, Inc.*	2,896	197,218
Gossamer Bio, Inc.(x)*	2,844	34,071
GreenLight Biosciences Holdings PBC(x)*	2,696	6,255
Halozyme Therapeutics, Inc.*	6,130	242,380
Heron Therapeutics, Inc.(x)*	4,710	19,876
HilleVax, Inc.(x)*	573	9,793
Humacyte, Inc.(x)*	1,418	4,623
Icosavax, Inc.(x)*	1,158	3,659
Ideaya Biosciences, Inc.*	1,627	24,275
IGM Biosciences, Inc.(x)*	420	9,551
Imago Biosciences, Inc.(x)*	1,162	17,488
ImmunityBio, Inc.(x)*	3,478	17,286
ImmunoGen, Inc.*	9,979	47,700
Immunovant, Inc.*	1,701	9,492
Inhibrx, Inc.*	1,345	24,143
Inovio Pharmaceuticals, Inc.*	11,220	19,355
Insmed, Inc.*	5,359	115,433
Instil Bio, Inc.(x)*	3,153	15,261
Intellia Therapeutics, Inc.*	3,396	190,040
Intercept Pharmaceuticals, Inc.(x)*	1,220	17,019
Invivyd, Inc.(x)*	2,821	8,830
Iovance Biotherapeutics, Inc.*	6,778	64,933
Ironwood Pharmaceuticals, Inc.*	6,229	64,532
iTeos Therapeutics, Inc.*	1,003	19,107
IVERIC bio, Inc.*	5,315	95,351
Janux Therapeutics, Inc.*	850	11,509
Jounce Therapeutics, Inc.*	1,321	3,091
KalVista Pharmaceuticals, Inc.*	967	14,031
Karuna Therapeutics, Inc.*	1,340	301,406
Karyopharm Therapeutics, Inc.*	3,401	18,569
Keros Therapeutics, Inc.*	784	29,494
Kezar Life Sciences, Inc.*	2,494	21,473
Kiniksa Pharmaceuticals Ltd., Class A*	1,312	16,846
Kinnate Biopharma, Inc.(x)*	1,155	13,802
Kodiak Sciences, Inc.*	1,618	12,523
Kronos Bio, Inc.*	2,019	6,764
Krystal Biotech, Inc.*	956	66,633
Kura Oncology, Inc.*	2,724	37,210
Kymera Therapeutics, Inc.*	1,661	36,160
Lexicon Pharmaceuticals, Inc.*	3,530	8,472
Ligand Pharmaceuticals, Inc.*	700	60,277
Lyell Immunopharma, Inc.(x)*	7,999	58,633
MacroGenics, Inc.*	2,811	9,726
Madrigal Pharmaceuticals, Inc.*	602	39,124
MannKind Corp.(x)*	10,906	33,700
MeiraGTx Holdings plc*	1,213	10,201
Mersana Therapeutics, Inc.*	4,031	27,250
MiMedx Group, Inc.*	5,323	15,277
Mirum Pharmaceuticals, Inc.*	25,225	529,977
Monte Rosa Therapeutics, Inc.(x)*	1,384	11,307
Morphic Holding, Inc.*	1,227	34,724
Myriad Genetics, Inc.*	3,555	67,829
Nkarta, Inc.(x)*	1,445	19,016
Nurix Therapeutics, Inc.*	1,995	25,995
Nuvalent, Inc., Class A(x)*	878	17,068
Ocugen, Inc.(x)*	9,173	16,328
Organogenesis Holdings, Inc.*	3,327	10,779
Outlook Therapeutics, Inc.(x)*	4,554	5,556
Pardes Biosciences, Inc.*	1,248	2,309
PepGen, Inc.*	432	3,923
PMV Pharmaceuticals, Inc.(x)*	1,661	19,766
Point Biopharma Global, Inc.(x)*	3,285	25,393
Praxis Precision Medicines, Inc.*	1,634	3,709
Precigen, Inc.*	4,932	10,456
Prometheus Biosciences, Inc.(x)*	1,378	81,316
Protagonist Therapeutics, Inc.*	2,149	18,116
Prothena Corp. plc*	1,688	102,343
PTC Therapeutics, Inc.*	3,116	156,423
Rallybio Corp.(x)*	710	10,274
RAPT Therapeutics, Inc.*	1,229	29,570
Recursion Pharmaceuticals, Inc., Class A(x)*	6,154	65,479
REGENXBIO, Inc.*	1,819	48,076
Relay Therapeutics, Inc.*	3,440	76,953
Replimune Group, Inc.*	1,748	30,188
REVOLUTION Medicines, Inc.*	3,291	64,899
Rigel Pharmaceuticals, Inc.*	8,187	9,661
Rocket Pharmaceuticals, Inc.*	2,042	32,590
Sage Therapeutics, Inc.*	2,333	91,360
Sana Biotechnology, Inc.(x)*	4,177	25,062
Sangamo Therapeutics, Inc.*	5,898	28,900
Seres Therapeutics, Inc.*	3,335	21,411
Sorrento Therapeutics, Inc.(x)*	16,947	26,607
SpringWorks Therapeutics, Inc.*	1,569	44,764
Stoke Therapeutics, Inc.(x)*	993	12,750
Sutro Biopharma, Inc.*	2,154	11,955
Syndax Pharmaceuticals, Inc.*	2,352	56,519
Talaris Therapeutics, Inc.*	1,026	2,698
Tango Therapeutics, Inc.(x)*	2,052	7,428
Tenaya Therapeutics, Inc.*	1,370	3,973
TG Therapeutics, Inc.*	6,182	36,597
Travere Therapeutics, Inc.*	2,742	67,563
Twist Bioscience Corp.*	2,462	86,761
Tyra Biosciences, Inc.(x)*	585	5,142
Vanda Pharmaceuticals, Inc.*	2,722	26,893
Vaxart, Inc.(x)*	6,212	13,542
Vaxcyte, Inc.*	2,372	56,928
VBI Vaccines, Inc.*	9,684	6,835
Vera Therapeutics, Inc.(x)*	600	12,786
Veracyte, Inc.*	3,223	53,502
Vericel Corp.*	2,012	46,678
Verve Therapeutics, Inc.(x)*	2,044	70,211
Vir Biotechnology, Inc.*	3,267	62,988
Viridian Therapeutics, Inc.(x)*	1,151	23,607
VistaGen Therapeutics, Inc.(x)*	9,949	1,513
Xencor, Inc.*	2,653	68,925
Y-mAbs Therapeutics, Inc.*	1,785	25,740
Zentalis Pharmaceuticals, Inc.*	2,091	45,291

		8,742,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (3.8%)
Alphatec Holdings, Inc.*	3,181	$27,802
AngioDynamics, Inc.*	1,726	35,314
Artivion, Inc.*	1,822	25,216
AtriCure, Inc.*	2,027	79,256
Atrion Corp.	59	33,335
Avanos Medical, Inc.*	2,103	45,803
Axogen, Inc.*	1,895	22,588
Axonics, Inc.*	2,199	154,898
BioLife Solutions, Inc.*	1,491	33,920
Bioventus, Inc., Class A*	1,343	9,401
Butterfly Network, Inc.(x)*	6,008	28,238
Cardiovascular Systems, Inc.*	1,952	27,055
Cerus Corp.*	8,355	30,078
CONMED Corp.	1,278	102,457
CryoPort, Inc.*	1,953	47,575
Cue Health, Inc.(x)*	4,778	14,382
Cutera, Inc.*	745	33,972
Embecta Corp.	2,565	73,846
Envista Holdings Corp.*	61,392	2,014,272
Figs, Inc., Class A(x)*	5,678	46,843
Glaukos Corp.*	2,021	107,598
Haemonetics Corp.*	2,249	166,493
Heska Corp.*	414	30,189
Inari Medical, Inc.*	2,169	157,556
Inogen, Inc.*	950	23,066
Inspire Medical Systems, Inc.*	1,261	223,664
Integer Holdings Corp.*	54,607	3,398,194
Integra LifeSciences Holdings Corp.*	7,651	324,096
iRadimed Corp.	315	9,469
iRhythm Technologies, Inc.*	1,351	169,253
Lantheus Holdings, Inc.*	3,077	216,405
LeMaitre Vascular, Inc.	914	46,322
LivaNova plc*	2,463	125,047
Meridian Bioscience, Inc.*	1,867	58,867
Merit Medical Systems, Inc.*	2,520	142,405
Mesa Laboratories, Inc.	239	33,658
Nano-X Imaging Ltd.(x)*	2,131	24,443
Neogen Corp.*	4,914	68,649
Nevro Corp.*	1,547	72,090
NuVasive, Inc.*	2,328	101,990
Omnicell, Inc.*	1,975	171,884
OraSure Technologies, Inc.*	3,262	12,363
Orthofix Medical, Inc.*	907	17,333
OrthoPediatrics Corp.*	645	29,760
Outset Medical, Inc.*	2,192	34,919
Owlet, Inc.(x)*	741	793
Paragon 28, Inc.(x)*	2,054	36,602
PROCEPT BioRobotics Corp.*	1,146	47,513
Pulmonx Corp.*	1,522	25,357
RxSight, Inc.*	841	10,092
SeaSpine Holdings Corp.*	1,651	9,378
Senseonics Holdings, Inc.(x)*	21,923	28,938
Shockwave Medical, Inc.*	1,602	445,468
SI-BONE, Inc.*	1,581	27,604
Sight Sciences, Inc.(x)*	1,070	6,794
Silk Road Medical, Inc.*	1,526	68,670
STAAR Surgical Co.*	2,150	151,682
Surmodics, Inc.*	648	19,699
Tactile Systems Technology, Inc.*	997	7,767
Tenon Medical, Inc.*	145	190
TransMedics Group, Inc.*	1,373	57,309
Treace Medical Concepts, Inc.*	1,447	31,935
UFP Technologies, Inc.*	289	24,808
Utah Medical Products, Inc.	162	13,820
Varex Imaging Corp.*	1,648	34,839
Vicarious Surgical, Inc.(x)*	2,363	7,916
ViewRay, Inc.*	7,085	25,789
Zimvie, Inc.*	926	9,140
Zynex, Inc.(x)	955	8,662

		9,752,729

Health Care Providers & Services (1.2%)
1Life Healthcare, Inc.*	7,994	137,097
23andMe Holding Co.(x)*	11,396	32,593
Accolade, Inc.*	2,882	32,912
AdaptHealth Corp.*	3,298	61,936
Addus HomeCare Corp.*	720	68,573
Agiliti, Inc.(x)*	1,233	17,644
AirSculpt Technologies, Inc.(x)	315	2,025
Alignment Healthcare, Inc.*	3,817	45,193
AMN Healthcare Services, Inc.*	1,934	204,927
Apollo Medical Holdings, Inc.(x)*	1,722	67,158
ATI Physical Therapy, Inc.(x)*	2,975	2,975
Aveanna Healthcare Holdings, Inc.*	2,007	3,011
Brookdale Senior Living, Inc.*	8,165	34,865
Cano Health, Inc.*	7,185	62,294
CareMax, Inc.*	2,545	18,044
Castle Biosciences, Inc.*	1,126	29,366
Clover Health Investments Corp.(x)*	17,036	28,961
Community Health Systems, Inc.*	5,954	12,801
CorVel Corp.*	393	54,403
Covetrus, Inc.*	4,712	98,387
Cross Country Healthcare, Inc.*	1,646	46,697
DocGo, Inc.(x)*	3,491	34,631
Ensign Group, Inc. (The)	2,427	192,947
Fulgent Genetics, Inc.*	996	37,968
Hanger, Inc.*	1,797	33,640
HealthEquity, Inc.*	3,727	250,343
Hims & Hers Health, Inc.*	5,326	29,719
Innovage Holding Corp.(x)*	953	5,604
Invitae Corp.(x)*	10,535	25,916
Joint Corp. (The)*	682	10,714
LHC Group, Inc.*	1,334	218,322
LifeStance Health Group, Inc.(x)*	3,444	22,799
ModivCare, Inc.*	586	58,412
National HealthCare Corp.	544	34,457
National Research Corp.	621	24,716
Oncology Institute, Inc. (The)(x)*	1,468	6,797
OPKO Health, Inc.*	17,174	32,459
Option Care Health, Inc.*	6,970	219,346
Owens & Minor, Inc.	3,263	78,638
P3 Health Partners, Inc.(x)*	1,257	5,807
Patterson Cos., Inc.	3,922	94,206
Pediatrix Medical Group, Inc.*	3,651	60,278
Pennant Group, Inc. (The)*	1,228	12,783
PetIQ, Inc.*	1,280	8,832
Privia Health Group, Inc.*	2,009	68,427
Progyny, Inc.*	3,371	124,929
R1 RCM, Inc.*	6,744	124,966
RadNet, Inc.*	2,067	42,063
Select Medical Holdings Corp.	4,611	101,903
Sema4 Holdings Corp.(x)*	6,876	6,034
Surgery Partners, Inc.*	1,743	40,786
US Physical Therapy, Inc.	580	44,092

		3,114,396

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	4,863	74,064
American Well Corp., Class A*	10,204	36,632
Babylon Holdings Ltd., Class A(x)*	4,681	2,211
Computer Programs and Systems, Inc.*	676	18,847
Convey Health Solutions Holdings, Inc.(x)*	645	6,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Evolent Health, Inc., Class A*	3,662	$131,576
Health Catalyst, Inc.*	2,561	24,842
HealthStream, Inc.*	1,136	24,151
Multiplan Corp.(x)*	17,086	48,866
NextGen Healthcare, Inc.*	2,686	47,542
Nutex Health, Inc.(x)*	1,729	2,594
OptimizeRx Corp.*	821	12,167
Pear Therapeutics, Inc.*	2,661	5,428
Phreesia, Inc.*	2,200	56,056
Schrodinger, Inc.*	2,407	60,127
Sharecare, Inc.(x)*	13,168	25,019
Simulations Plus, Inc.	726	35,240

		612,141

Life Sciences Tools & Services (0.3%)
AbCellera Biologics, Inc.(x)*	9,304	92,017
Absci Corp.*	2,664	8,338
Adaptive Biotechnologies Corp.*	4,956	35,287
Akoya Biosciences, Inc.*	657	7,720
Alpha Teknova, Inc.*	306	1,022
Berkeley Lights, Inc.*	2,304	6,589
Bionano Genomics, Inc.(x)*	13,973	25,571
Codexis, Inc.(x)*	2,907	17,616
Cytek Biosciences, Inc.(x)*	5,188	76,367
Inotiv, Inc.(x)*	746	12,570
MaxCyte, Inc.*	3,928	25,532
Medpace Holdings, Inc.*	1,128	177,288
NanoString Technologies, Inc.*	2,253	28,771
Nautilus Biotechnology, Inc.*	2,090	4,431
NeoGenomics, Inc.*	5,497	47,329
Pacific Biosciences of California, Inc.(x)*	10,137	58,845
Quanterix Corp.*	1,502	16,552
Quantum-Si, Inc.(x)*	3,948	10,857
Science 37 Holdings, Inc.(x)*	2,652	4,270
Seer, Inc.*	2,289	17,717
Singular Genomics Systems, Inc.(x)*	2,257	5,642
SomaLogic, Inc.(x)*	6,659	19,311

		699,642

Pharmaceuticals (0.7%)
Aclaris Therapeutics, Inc.*	2,867	45,127
Aerie Pharmaceuticals, Inc.*	2,079	31,455
Amneal Pharmaceuticals, Inc.*	4,953	10,005
Amphastar Pharmaceuticals, Inc.*	1,686	47,377
Amylyx Pharmaceuticals, Inc.*	1,557	43,830
AN2 Therapeutics, Inc.(x)*	209	3,632
ANI Pharmaceuticals, Inc.*	556	17,870
Arvinas, Inc.*	2,133	94,897
Atea Pharmaceuticals, Inc.*	3,426	19,494
Athira Pharma, Inc.*	1,677	4,981
Axsome Therapeutics, Inc.*	1,329	59,300
Cara Therapeutics, Inc.*	2,207	20,658
Cassava Sciences, Inc.(x)*	1,697	70,969
CinCor Pharma, Inc.*	881	28,914
Collegium Pharmaceutical, Inc.*	1,654	26,497
Corcept Therapeutics, Inc.*	3,793	97,252
DICE Therapeutics, Inc.(x)*	1,274	25,837
Edgewise Therapeutics, Inc.(x)*	1,172	11,532
Esperion Therapeutics, Inc.(x)*	2,768	18,546
Evolus, Inc.*	1,674	13,476
EyePoint Pharmaceuticals, Inc.(x)*	1,099	8,693
Fulcrum Therapeutics, Inc.(x)*	1,322	10,695
Harmony Biosciences Holdings, Inc.*	1,213	53,724
Innoviva, Inc.*	2,846	33,042
Intra-Cellular Therapies, Inc.*	4,124	191,890
Liquidia Corp.(x)*	2,099	11,419
Nektar Therapeutics*	7,950	25,440
NGM Biopharmaceuticals, Inc.*	1,734	22,681
Nuvation Bio, Inc.*	5,307	11,888
Ocular Therapeutix, Inc.*	3,589	14,894
Pacira BioSciences, Inc.*	2,022	107,550
Phathom Pharmaceuticals, Inc.(x)*	1,053	11,667
Phibro Animal Health Corp., Class A	1,043	13,861
Prestige Consumer Healthcare, Inc.*	2,265	112,865
Provention Bio, Inc.(x)*	2,657	11,956
Reata Pharmaceuticals, Inc., Class A*	1,314	33,021
Relmada Therapeutics, Inc.*	1,190	44,054
Revance Therapeutics, Inc.*	3,210	86,670
SIGA Technologies, Inc.(x)	2,069	21,311
Supernus Pharmaceuticals, Inc.*	2,150	72,777
Tarsus Pharmaceuticals, Inc.(x)*	803	13,747
Theravance Biopharma, Inc.*	2,772	28,108
Theseus Pharmaceuticals, Inc.(x)*	601	3,486
Tricida, Inc.(x)*	1,480	15,510
Ventyx Biosciences, Inc.*	1,000	34,910
Xeris Biopharma Holdings, Inc.(x)*	5,890	9,188

		1,696,696

Total Health Care		24,618,505

Industrials (19.3%)
Aerospace & Defense (1.4%)
AAR Corp.*	1,491	53,408
Aerojet Rocketdyne Holdings, Inc.*	55,204	2,207,608
AeroVironment, Inc.*	1,106	92,196
AerSale Corp.(x)*	760	14,090
Archer Aviation, Inc., Class A*	6,510	16,991
Astra Space, Inc.(x)*	6,347	3,878
Astronics Corp.*	1,248	9,809
Cadre Holdings, Inc.(x)	862	20,740
Ducommun, Inc.*	521	20,663
Kaman Corp.	1,172	32,734
Kratos Defense & Security Solutions, Inc.*	5,481	55,687
Maxar Technologies, Inc.	3,221	60,297
Momentus, Inc.(x)*	2,392	3,277
Moog, Inc., Class A	1,293	90,962
National Presto Industries, Inc.	214	13,921
Park Aerospace Corp.	971	10,720
Parsons Corp.*	1,572	61,622
QinetiQ Group plc	146,233	534,629
Redwire Corp.(x)*	1,387	3,301
Rocket Lab USA, Inc.*	9,570	38,950
Terran Orbital Corp.(x)*	1,006	1,781
Triumph Group, Inc.*	2,830	24,310
V2X, Inc.*	552	19,541
Virgin Galactic Holdings, Inc.(x)*	10,232	48,193

		3,439,308

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	2,595	62,513
Atlas Air Worldwide Holdings, Inc.(x)*	1,268	121,183
Forward Air Corp.	1,232	111,200
Hub Group, Inc., Class A*	1,504	103,746
Radiant Logistics, Inc.*	1,881	10,703

		409,345

Airlines (0.1%)
Allegiant Travel Co.*	682	49,772
Blade Air Mobility, Inc.*	2,500	10,075
Frontier Group Holdings, Inc.(x)*	1,811	17,567
Hawaiian Holdings, Inc.*	2,280	29,982
Joby Aviation, Inc.(x)*	11,274	48,816
SkyWest, Inc.*	2,176	35,382
Spirit Airlines, Inc.	4,864	91,541

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sun Country Airlines Holdings, Inc.(x)*	1,318	$17,938
Wheels Up Experience, Inc.*	6,663	7,662

		308,735

Building Products (2.4%)
AAON, Inc.	1,922	103,557
American Woodmark Corp.*	712	31,228
Apogee Enterprises, Inc.	33,893	1,295,390
Caesarstone Ltd.(x)	1,105	10,288
CSW Industrials, Inc.	661	79,188
Gibraltar Industries, Inc.*	1,395	57,097
Griffon Corp.	2,070	61,106
Insteel Industries, Inc.	2,237	59,348
Janus International Group, Inc.*	3,599	32,103
JELD-WEN Holding, Inc.*	3,656	31,990
Masonite International Corp.*	5,293	377,338
PGT Innovations, Inc.*	2,577	54,014
Quanex Building Products Corp.	1,366	24,807
Resideo Technologies, Inc.*	6,611	126,006
Simpson Manufacturing Co., Inc.	1,950	152,880
UFP Industries, Inc.	49,629	3,581,229
View, Inc.(x)*	4,701	6,299
Zurn Elkay Water Solutions Corp.	5,579	136,686

		6,220,554

Commercial Services & Supplies (0.7%)
ABM Industries, Inc.	3,013	115,187
ACCO Brands Corp.	4,252	20,835
ACV Auctions, Inc., Class A*	5,048	36,295
Aris Water Solution, Inc., Class A	936	11,943
Brady Corp., Class A	2,077	86,673
BrightView Holdings, Inc.*	1,914	15,197
Brink’s Co. (The)	2,095	101,482
Casella Waste Systems, Inc., Class A*	2,268	173,253
Cimpress plc*	801	19,608
CompX International, Inc.	100	1,624
CoreCivic, Inc. (REIT)*	5,355	47,338
Deluxe Corp.	2,042	33,999
Ennis, Inc.	1,014	20,412
GEO Group, Inc. (The)(x)*	5,243	40,371
Harsco Corp.*	3,323	12,428
Healthcare Services Group, Inc.	3,376	40,816
Heritage-Crystal Clean, Inc.*	546	16,145
HNI Corp.	1,851	49,070
IAA, Inc.*	10,704	340,922
Interface, Inc.	2,728	24,525
KAR Auction Services, Inc.*	5,112	57,101
Kimball International, Inc., Class B	1,878	11,813
Li-Cycle Holdings Corp.*	5,893	31,351
Matthews International Corp., Class A	1,316	29,492
MillerKnoll, Inc.	3,518	54,881
Montrose Environmental Group, Inc.*	1,283	43,173
NL Industries, Inc.	460	3,556
Pitney Bowes, Inc.	6,870	16,007
Quad/Graphics, Inc.*	1,515	3,878
SP Plus Corp.*	1,109	34,734
Steelcase, Inc., Class A	4,036	26,315
UniFirst Corp.	682	114,733
Viad Corp.*	973	30,727
VSE Corp.	476	16,850

		1,682,734

Construction & Engineering (2.8%)
Ameresco, Inc., Class A*	1,449	96,329
API Group Corp.*	9,299	123,398
Arcosa, Inc.	2,174	124,309
Argan, Inc.	580	18,658
Comfort Systems USA, Inc.	1,590	154,755
Concrete Pumping Holdings, Inc.*	1,282	8,269
Construction Partners, Inc., Class A*	1,791	46,978
Dycom Industries, Inc.*	1,294	123,616
EMCOR Group, Inc.	2,192	253,132
Fluor Corp.*	6,347	157,977
Granite Construction, Inc.	2,002	50,831
Great Lakes Dredge & Dock Corp.*	122,235	926,541
IES Holdings, Inc.*	430	11,877
Infrastructure and Energy Alternatives, Inc.*	1,379	18,672
MYR Group, Inc.*	731	61,938
Northwest Pipe Co.*	454	12,757
NV5 Global, Inc.*	596	73,797
Primoris Services Corp.	35,068	569,855
Sterling Infrastructure, Inc.*	1,290	27,696
Tutor Perini Corp.*	2,146	11,846
WillScot Mobile Mini Holdings Corp.*	105,060	4,237,070

		7,110,301

Electrical Equipment (1.0%)
Allied Motion Technologies, Inc.	578	16,542
Array Technologies, Inc.*	6,758	112,048
Atkore, Inc.*	1,852	144,104
AZZ, Inc.	1,008	36,802
Babcock & Wilcox Enterprises, Inc.*	2,660	16,971
Blink Charging Co.(x)*	1,602	28,387
Bloom Energy Corp., Class A*	7,921	158,341
Encore Wire Corp.	828	95,667
Energy Vault Holdings, Inc.*	2,752	14,531
EnerSys	1,856	107,964
Enovix Corp.(x)*	4,847	88,870
ESS Tech, Inc.*	3,526	14,421
Fluence Energy, Inc.(x)*	1,574	22,965
FTC Solar, Inc.(x)*	1,961	5,805
FuelCell Energy, Inc.(x)*	17,428	59,429
GrafTech International Ltd.	8,706	37,523
Heliogen, Inc.(x)*	3,875	7,207
NuScale Power Corp.(x)*	1,402	16,375
Powell Industries, Inc.	494	10,414
Preformed Line Products Co.	90	6,404
Regal Rexnord Corp.	7,737	1,085,965
Shoals Technologies Group, Inc., Class A*	5,021	108,203
Stem, Inc.*	6,445	85,976
SunPower Corp.*	3,690	85,018
Thermon Group Holdings, Inc.*	1,228	18,923
TPI Composites, Inc.*	1,651	18,623
Vicor Corp.*	989	58,489

		2,461,967

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A(x)	1,103	24,376

Machinery (3.4%)
Alamo Group, Inc.	477	58,323
Albany International Corp., Class A	1,383	109,022
Altra Industrial Motion Corp.	2,910	97,834
Astec Industries, Inc.	17,930	559,237
Barnes Group, Inc.	2,269	65,529
Berkshire Grey, Inc.(x)*	2,900	4,930
Blue Bird Corp.*	823	6,872
Chart Industries, Inc.*	1,652	304,546
CIRCOR International, Inc.*	915	15,088
Columbus McKinnon Corp.	6,153	160,963
Desktop Metal, Inc., Class A(x)*	11,644	30,158

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Douglas Dynamics, Inc.	1,026	$28,749
Energy Recovery, Inc.*	2,401	52,198
Enerpac Tool Group Corp.*	2,539	45,270
EnPro Industries, Inc.	926	78,691
ESCO Technologies, Inc.	1,192	87,540
Evoqua Water Technologies Corp.*	5,337	176,495
Fathom Digital Manufacturing C*	454	922
Federal Signal Corp.	2,709	101,100
Franklin Electric Co., Inc.	2,051	167,587
Gorman-Rupp Co. (The)	1,032	24,551
Greenbrier Cos., Inc. (The)	50,160	1,217,383
Helios Technologies, Inc.	1,481	74,939
Hillenbrand, Inc.	3,056	112,216
Hillman Solutions Corp.*	5,960	44,938
Hydrofarm Holdings Group, Inc.*	1,814	3,519
Hyliion Holdings Corp.(x)*	5,445	15,627
Hyster-Yale Materials Handling, Inc.	526	11,314
Hyzon Motors, Inc.(x)*	3,842	6,531
John Bean Technologies Corp.	1,409	121,174
Kadant, Inc.	511	85,240
Kennametal, Inc.	3,756	77,298
Lightning eMotors, Inc.(x)*	1,684	2,610
Lindsay Corp.	480	68,774
Luxfer Holdings plc	1,368	19,836
Manitowoc Co., Inc. (The)*	1,705	13,214
Markforged Holding Corp.(x)*	4,762	9,429
Microvast Holdings, Inc.(x)*	7,547	13,660
Miller Industries, Inc.	551	11,731
Mueller Industries, Inc.	2,508	149,076
Mueller Water Products, Inc., Class A	6,874	70,596
Nikola Corp.(x)*	13,610	47,907
Omega Flex, Inc.(x)	149	13,800
Proterra, Inc.(x)*	9,709	48,351
Proto Labs, Inc.*	1,258	45,829
RBC Bearings, Inc.*	1,291	268,283
REV Group, Inc.	64,161	707,696
Sarcos Technology and Robotics Corp.(x)*	4,838	10,740
Shyft Group, Inc. (The)	1,666	34,036
SPX Technologies, Inc.*	1,980	109,336
Standex International Corp.	554	45,234
Tennant Co.	795	44,965
Terex Corp.	2,971	88,358
Timken Co. (The)	41,966	2,477,673
Titan International, Inc.*	2,448	29,719
Trinity Industries, Inc.	3,739	79,828
Velo3D, Inc.(x)*	2,836	11,174
Wabash National Corp.	2,131	33,158
Watts Water Technologies, Inc., Class A	1,226	154,145
Xos, Inc.(x)*	2,210	2,652

		8,557,594

Marine (0.1%)
Costamare, Inc.	2,227	19,932
Eagle Bulk Shipping, Inc.(x)	601	25,951
Eneti, Inc.	966	6,443
Genco Shipping & Trading Ltd.	1,539	19,284
Golden Ocean Group Ltd.	5,516	41,204
Matson, Inc.	1,723	105,999
Safe Bulkers, Inc.	2,881	7,116

		225,929

Professional Services (2.2%)
Alight, Inc., Class A*	15,243	111,731
ASGN, Inc.*	2,195	198,362
Atlas Technical Consultants, Inc.*	700	4,655
Barrett Business Services, Inc.	307	23,946
CBIZ, Inc.*	2,157	92,276
CRA International, Inc.	304	26,977
Exponent, Inc.	2,311	202,605
First Advantage Corp.*	2,648	33,974
Forrester Research, Inc.*	541	19,481
Franklin Covey Co.*	533	24,193
Heidrick & Struggles International, Inc.	894	23,235
HireRight Holdings Corp.(x)*	1,079	16,465
Huron Consulting Group, Inc.*	935	61,944
ICF International, Inc.	17,390	1,895,858
Insperity, Inc.	1,622	165,590
Kelly Services, Inc., Class A	1,454	19,760
Kforce, Inc.	945	55,424
Korn Ferry	2,467	115,826
Legalzoom.com, Inc.(x)*	4,396	37,674
Planet Labs PBC(x)*	6,940	37,684
Red Violet, Inc.(x)*	388	6,720
Resources Connection, Inc.	1,498	27,069
Skillsoft Corp.(x)*	3,613	6,612
Spire Global, Inc.(x)*	5,119	5,528
Stantec, Inc.	50,650	2,221,289
Sterling Check Corp.(x)*	1,111	19,598
TriNet Group, Inc.*	1,680	119,650
TrueBlue, Inc.*	1,478	28,200
Upwork, Inc.*	5,388	73,385
Willdan Group, Inc.*	459	6,798

		5,682,509

Road & Rail (0.8%)
ArcBest Corp.	1,089	79,203
Bird Global, Inc., Class A(x)*	9,596	3,387
Covenant Logistics Group, Inc.	445	12,772
Daseke, Inc.*	1,924	10,409
Heartland Express, Inc.	2,071	29,636
Marten Transport Ltd.	2,641	50,602
PAM Transportation Services, Inc.*	340	10,526
Saia, Inc.*	9,172	1,742,680
TuSimple Holdings, Inc., Class A(x)*	6,262	47,591
Universal Logistics Holdings, Inc.	367	11,641
Werner Enterprises, Inc.	2,779	104,490

		2,102,937

Trading Companies & Distributors (4.2%)
Alta Equipment Group, Inc.	939	10,338
Applied Industrial Technologies, Inc.	1,714	176,165
Beacon Roofing Supply, Inc.*	2,294	125,528
BlueLinx Holdings, Inc.*	402	24,964
Boise Cascade Co.	1,767	105,066
Custom Truck One Source, Inc.(x)*	2,807	16,365
Distribution Solutions Group, Inc.*	252	7,099
DXP Enterprises, Inc.*	654	15,487
GATX Corp.	1,576	134,196
Global Industrial Co.	662	17,761
GMS, Inc.*	1,916	76,659
H&E Equipment Services, Inc.	1,414	40,073
Herc Holdings, Inc.	30,381	3,155,978
Hudson Technologies, Inc.*	1,896	13,936
Karat Packaging, Inc.*	238	3,806
McGrath RentCorp	57,131	4,791,006
MRC Global, Inc.*	3,858	27,739
NOW, Inc.*	4,962	49,868
Rush Enterprises, Inc., Class A	1,924	84,387
Rush Enterprises, Inc., Class B	341	16,337
Textainer Group Holdings Ltd.	2,016	54,150
Titan Machinery, Inc.*	928	26,225
Transcat, Inc.*	351	26,567
Triton International Ltd.	2,748	150,398

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Univar Solutions, Inc.*	70,014	$1,592,118
Veritiv Corp.*	607	59,346

		10,801,562

Total Industrials		49,027,851

Information Technology (11.4%)
Communications Equipment (1.9%)
ADTRAN Holdings, Inc.	3,170	62,069
Aviat Networks, Inc.*	434	11,883
Calix, Inc.*	2,527	154,501
Cambium Networks Corp.*	453	7,665
Casa Systems, Inc.(x)*	1,818	5,690
Clearfield, Inc.*	510	53,366
CommScope Holding Co., Inc.*	9,137	84,152
Comtech Telecommunications Corp.	1,177	11,782
Digi International, Inc.*	1,568	54,206
DZS, Inc.*	866	9,786
Extreme Networks, Inc.*	5,663	74,015
Harmonic, Inc.*	4,238	55,391
Infinera Corp.*	7,990	38,671
Inseego Corp.(x)*	4,006	8,292
NETGEAR, Inc.*	1,246	24,970
NetScout Systems, Inc.*	128,854	4,035,707
Ondas Holdings, Inc.(x)*	1,448	5,358
Ribbon Communications, Inc.*	3,750	8,325
Viavi Solutions, Inc.*	10,123	132,105

		4,837,934

Electronic Equipment, Instruments & Components (3.2%)
908 Devices, Inc.(x)*	903	14,854
Advanced Energy Industries, Inc.	1,686	130,513
Aeva Technologies, Inc.(x)*	5,085	9,509
AEye, Inc.(x)*	1,912	2,122
Akoustis Technologies, Inc.(x)*	2,128	6,320
Arlo Technologies, Inc.*	4,223	19,595
Badger Meter, Inc.	1,303	120,384
Belden, Inc.	1,939	116,379
Benchmark Electronics, Inc.	80,924	2,005,297
Cepton, Inc.*	2,240	4,390
Coherent Corp.*	2,814	98,068
CTS Corp.	23,748	989,104
ePlus, Inc.*	1,177	48,893
Evolv Technologies Holdings, Inc.(x)*	3,586	7,602
Fabrinet*	1,643	156,824
FARO Technologies, Inc.*	724	19,867
Focus Universal, Inc.(x)*	756	7,091
Identiv, Inc.*	1,074	13,468
Insight Enterprises, Inc.*	1,419	116,940
Itron, Inc.*	2,049	86,283
Kimball Electronics, Inc.*	1,154	19,791
Knowles Corp.*	239,834	2,918,780
Lightwave Logic, Inc.(x)*	4,960	36,406
Methode Electronics, Inc.	1,617	60,072
MicroVision, Inc.(x)*	7,381	26,646
Mirion Technologies, Inc.(x)*	6,011	44,902
Napco Security Technologies, Inc.*	1,326	38,560
nLight, Inc.*	2,029	19,174
Novanta, Inc.*	1,588	183,652
OSI Systems, Inc.*	731	52,676
Ouster, Inc.*	6,113	5,889
PAR Technology Corp.(x)*	1,161	34,284
PC Connection, Inc.	561	25,296
Plexus Corp.*	1,232	107,874
Rogers Corp.*	843	203,905
Sanmina Corp.*	2,580	118,886
ScanSource, Inc.*	1,175	31,032
SmartRent, Inc.(x)*	5,265	11,952
TTM Technologies, Inc.*	4,542	59,864
Velodyne Lidar, Inc.(x)*	8,261	7,824
Vishay Intertechnology, Inc.	6,009	106,900
Vishay Precision Group, Inc.*	617	18,257

		8,106,125

IT Services (0.8%)
AvidXchange Holdings, Inc.*	6,537	55,042
BigCommerce Holdings, Inc.*	2,879	42,609
Brightcove, Inc.*	2,128	13,406
Cantaloupe, Inc.*	2,931	10,200
Cass Information Systems, Inc.	664	23,034
Cerberus Cyber Sentinel Corp.(x)*	2,056	6,065
Conduent, Inc.*	7,297	24,372
Core Scientific, Inc.(x)*	11,747	15,271
CSG Systems International, Inc.	1,465	77,469
Cyxtera Technologies, Inc.(x)*	1,989	8,115
DigitalOcean Holdings, Inc.(x)*	3,129	113,176
Edgio, Inc.*	5,988	16,647
Evertec, Inc.	2,703	84,739
Evo Payments, Inc., Class A*	2,141	71,295
ExlService Holdings, Inc.*	1,445	212,935
Fastly, Inc., Class A*	5,048	46,240
Flywire Corp.*	2,516	57,767
Grid Dynamics Holdings, Inc.*	2,103	39,389
Hackett Group, Inc. (The)	1,241	21,991
I3 Verticals, Inc., Class A*	972	19,469
IBEX Holdings Ltd.*	303	5,627
Information Services Group, Inc.	1,713	8,154
International Money Express, Inc.*	1,539	35,074
Marqeta, Inc., Class A*	19,566	139,310
Maximus, Inc.	2,769	160,242
MoneyGram International, Inc.*	4,055	42,172
Paya Holdings, Inc.*	4,276	26,126
Payoneer Global, Inc.*	9,831	59,478
Paysafe Ltd.(x)*	15,296	21,108
Perficient, Inc.*	1,565	101,756
PFSweb, Inc.(x)*	745	6,943
Priority Technology Holdings, Inc.(x)*	376	1,696
Rackspace Technology, Inc.(x)*	2,614	10,665
Remitly Global, Inc.*	4,413	49,073
Repay Holdings Corp.*	4,189	29,574
Sabre Corp.*	14,630	75,345
SolarWinds Corp.*	2,086	16,167
Squarespace, Inc., Class A(x)*	1,411	30,139
StoneCo Ltd., Class A*	12,514	119,258
TTEC Holdings, Inc.	886	39,259
Tucows, Inc., Class A(x)*	375	14,029
Unisys Corp.*	3,195	24,122
Verra Mobility Corp.*	6,425	98,752

		2,073,300

Semiconductors & Semiconductor Equipment (1.5%)
ACM Research, Inc., Class A*	2,122	26,440
Alpha & Omega Semiconductor Ltd.*	997	30,668
Ambarella, Inc.*	1,630	91,573
Amkor Technology, Inc.	4,462	76,077
Atomera, Inc.(x)*	1,021	10,343
Axcelis Technologies, Inc.*	1,492	90,356
AXT, Inc.*	1,763	11,812
CEVA, Inc.*	1,063	27,883
Cohu, Inc.*	38,198	984,744
Credo Technology Group Holding Ltd.*	4,311	47,421
CyberOptics Corp.*	287	15,435
Diodes, Inc.*	2,017	130,923
FormFactor, Inc.*	3,460	86,673
Ichor Holdings Ltd.*	1,327	32,127

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Impinj, Inc.*	927	$74,188
indie Semiconductor, Inc., Class A*	4,375	32,025
Kulicke & Soffa Industries, Inc.	2,536	97,712
MACOM Technology Solutions Holdings, Inc.*	2,326	120,464
MaxLinear, Inc.*	3,257	106,243
Onto Innovation, Inc.*	9,294	595,281
PDF Solutions, Inc.*	1,201	29,461
Photronics, Inc.*	2,599	37,997
Power Integrations, Inc.	2,529	162,665
Rambus, Inc.*	4,970	126,337
Rigetti Computing, Inc.(x)*	1,401	2,634
Rockley Photonics Holdings Ltd.(x)*	4,377	3,108
Semtech Corp.*	2,833	83,319
Silicon Laboratories, Inc.*	1,517	187,258
SiTime Corp.*	711	55,977
SkyWater Technology, Inc.(x)*	409	3,129
SMART Global Holdings, Inc.*	2,338	37,104
Synaptics, Inc.*	1,785	176,733
Transphorm, Inc.*	915	4,602
Ultra Clean Holdings, Inc.*	1,953	50,290
Veeco Instruments, Inc.*	2,210	40,487

		3,689,489

Software (3.9%)
8x8, Inc.*	4,741	16,356
A10 Networks, Inc.	3,024	40,128
ACI Worldwide, Inc.*	160,924	3,363,312
Agilysys, Inc.*	862	47,712
Alarm.com Holdings, Inc.*	2,168	140,616
Alkami Technology, Inc.(x)*	1,762	26,518
Altair Engineering, Inc., Class A*	2,410	106,570
American Software, Inc., Class A	1,562	23,930
Amplitude, Inc., Class A(x)*	2,498	38,644
Appfolio, Inc., Class A*	869	91,002
Appian Corp., Class A*	1,794	73,249
Applied Blockchain, Inc.(x)*	363	617
Arteris, Inc.(x)*	924	6,154
Asana, Inc., Class A(x)*	3,294	73,226
Avaya Holdings Corp.(x)*	4,100	6,519
AvePoint, Inc.(x)*	5,585	22,396
Benefitfocus, Inc.(x)*	1,197	7,601
Blackbaud, Inc.*	2,093	92,218
Blackline, Inc.*	2,493	149,331
Blend Labs, Inc., Class A(x)*	8,219	18,164
Box, Inc., Class A*	6,244	152,291
BTRS Holdings, Inc., Class 1*	4,556	42,189
C3.ai, Inc., Class A(x)*	3,011	37,638
Cerence, Inc.*	1,837	28,933
ChannelAdvisor Corp.*	1,288	29,186
Cipher Mining, Inc.(x)*	3,003	3,784
Cleanspark, Inc.(x)*	1,702	5,412
Clear Secure, Inc., Class A(x)*	2,798	63,962
CommVault Systems, Inc.*	2,039	108,149
Consensus Cloud Solutions, Inc.*	734	34,718
Couchbase, Inc.(x)*	1,126	16,068
CS Disco, Inc.*	1,040	10,400
Cvent Holding Corp.(x)*	2,002	10,510
Digimarc Corp.(x)*	505	6,843
Digital Turbine, Inc.*	4,132	59,542
Domo, Inc., Class B*	1,316	23,675
Duck Creek Technologies, Inc.*	3,447	40,847
E2open Parent Holdings, Inc.(x)*	8,926	54,181
Ebix, Inc.(x)	1,250	23,712
eGain Corp.*	1,063	7,813
Enfusion, Inc., Class A(x)*	1,047	12,920
EngageSmart, Inc.*	1,556	32,194
Envestnet, Inc.*	2,503	111,133
Everbridge, Inc.*	1,776	54,843
EverCommerce, Inc.*	1,085	11,859
ForgeRock, Inc., Class A(x)*	1,239	18,003
Greenidge Generation Holdings, Inc.(x)*	522	1,044
Instructure Holdings, Inc.(x)*	767	17,089
Intapp, Inc.*	663	12,378
InterDigital, Inc.	1,306	52,789
IronNet, Inc.(x)*	2,763	1,904
Kaleyra, Inc.(x)*	2,210	2,144
KnowBe4, Inc., Class A*	3,263	67,903
Latch, Inc.*	3,810	3,633
LivePerson, Inc.*	3,115	29,343
LiveRamp Holdings, Inc.*	2,965	53,844
LiveVox Holdings, Inc.(x)*	1,001	2,953
Marathon Digital Holdings, Inc.(x)*	4,958	53,100
Matterport, Inc.(x)*	9,784	37,081
MeridianLink, Inc.(x)*	1,097	17,859
MicroStrategy, Inc., Class A(x)*	427	90,635
Mitek Systems, Inc.*	2,132	19,529
Model N, Inc.*	1,597	54,665
Momentive Global, Inc.*	6,243	36,272
N-able, Inc.*	2,994	27,635
NextNav, Inc.(x)*	3,167	8,519
Olo, Inc., Class A*	4,008	31,663
ON24, Inc.*	1,827	16,078
OneSpan, Inc.*	1,741	14,990
PagerDuty, Inc.*	3,894	89,835
Ping Identity Holding Corp.*	3,511	98,554
Progress Software Corp.	2,037	86,674
PROS Holdings, Inc.*	1,789	44,188
Q2 Holdings, Inc.*	2,493	80,275
Qualys, Inc.*	1,750	243,932
Rapid7, Inc.*	2,591	111,154
Rimini Street, Inc.*	2,281	10,629
Riot Blockchain, Inc.(x)*	6,009	42,123
Sapiens International Corp. NV	1,367	26,219
SecureWorks Corp., Class A*	567	4,564
ShotSpotter, Inc.*	440	12,654
Software AG	79,929	1,847,083
Sprout Social, Inc., Class A*	2,070	125,608
SPS Commerce, Inc.*	1,617	200,880
Sumo Logic, Inc.*	5,026	37,695
Telos Corp.*	2,599	23,105
Tenable Holdings, Inc.*	4,946	172,121
Terawulf, Inc.(x)*	962	1,212
Upland Software, Inc.*	1,436	11,675
UserTesting, Inc.(x)*	2,036	7,981
Varonis Systems, Inc.*	4,918	130,425
Verint Systems, Inc.*	2,928	98,322
Veritone, Inc.(x)*	1,365	7,685
Viant Technology, Inc., Class A(x)*	614	2,585
Weave Communications, Inc.(x)*	1,400	7,070
WM Technology, Inc.(x)*	3,158	5,084
Workiva, Inc.*	2,144	166,803
Xperi Holding Corp.	4,978	70,389
Yext, Inc.*	5,206	23,219
Zeta Global Holdings Corp., Class A(x)*	4,894	32,349
Zuora, Inc., Class A*	5,457	40,273

		9,860,483

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.*	5,866	46,811
Avid Technology, Inc.*	1,534	35,681
CompoSecure, Inc.(x)*	350	1,754
Corsair Gaming, Inc.(x)*	1,755	19,919
Diebold Nixdorf, Inc.*	3,448	8,413

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Eastman Kodak Co.(x)*	2,333	$10,708
IonQ, Inc.(x)*	5,271	26,724
Super Micro Computer, Inc.*	2,040	112,343
Turtle Beach Corp.*	714	4,869
Xerox Holdings Corp.	5,045	65,989

		333,211

Total Information Technology		28,900,542

Materials (4.8%)
Chemicals (2.6%)
AdvanSix, Inc.	1,203	38,616
American Vanguard Corp.	1,295	24,217
Amyris, Inc.(x)*	8,932	26,081
Ashland, Inc.	14,369	1,364,624
Aspen Aerogels, Inc.*	1,457	13,434
Avient Corp.	21,595	654,329
Balchem Corp.	1,423	173,008
Cabot Corp.	2,494	159,342
Chase Corp.	320	26,742
Danimer Scientific, Inc.(x)*	4,358	12,856
Diversey Holdings Ltd.*	3,468	16,854
Ecovyst, Inc.*	3,264	27,548
Elementis plc*	1,154,465	1,158,030
FutureFuel Corp.	1,238	7,478
Hawkins, Inc.	879	34,272
HB Fuller Co.	2,427	145,863
Ingevity Corp.*	1,754	106,345
Innospec, Inc.	1,121	96,036
Intrepid Potash, Inc.*	495	19,587
Koppers Holdings, Inc.	995	20,676
Kronos Worldwide, Inc.	1,106	10,330
Livent Corp.*	7,273	222,917
LSB Industries, Inc.*	1,403	19,993
Mativ Holdings, Inc.	2,445	53,986
Minerals Technologies, Inc.	32,104	1,586,259
Origin Materials, Inc.(x)*	4,668	24,087
Orion Engineered Carbons SA	2,730	36,446
Perimeter Solutions SA(x)*	5,408	43,318
PureCycle Technologies, Inc.(x)*	4,731	38,179
Quaker Chemical Corp.	614	88,649
Rayonier Advanced Materials, Inc.*	3,069	9,667
Sensient Technologies Corp.	1,862	129,111
Stepan Co.	946	88,612
Tredegar Corp.	1,302	12,291
Trinseo plc	1,627	29,807
Tronox Holdings plc	10,548	129,213
Valhi, Inc.(x)	115	2,893

		6,651,696

Construction Materials (1.2%)
Summit Materials, Inc., Class A*	126,363	3,027,657
United States Lime & Minerals, Inc.	93	9,505

		3,037,162

Containers & Packaging (0.1%)
Cryptyde, Inc.(x)*	809	560
Greif, Inc., Class A	1,122	66,838
Greif, Inc., Class B	289	17,571
Myers Industries, Inc.	1,606	26,451
O-I Glass, Inc.*	6,995	90,585
Pactiv Evergreen, Inc.	2,010	17,547
Ranpak Holdings Corp.*	1,818	6,218
TriMas Corp.	1,881	47,157

		272,927

Metals & Mining (0.9%)
5E Advanced Materials, Inc.*	1,422	14,447
Alpha Metallurgical Resources, Inc.	747	102,219
Arconic Corp.*	4,591	78,231
ATI, Inc.*	5,521	146,914
Carpenter Technology Corp.	2,123	66,110
Century Aluminum Co.*	2,461	12,994
Coeur Mining, Inc.*	12,606	43,112
Commercial Metals Co.	28,614	1,015,225
Compass Minerals International, Inc.	1,511	58,219
Constellium SE*	5,662	57,413
Dakota Gold Corp.(x)*	2,064	6,295
Haynes International, Inc.	588	20,650
Hecla Mining Co.	24,220	95,427
Hycroft Mining Holding Corp.(x)*	6,513	3,937
Ivanhoe Electric, Inc.(x)*	651	5,371
Kaiser Aluminum Corp.	740	45,399
Materion Corp.	895	71,600
Novagold Resources, Inc.*	10,449	49,006
Olympic Steel, Inc.	449	10,242
Piedmont Lithium, Inc.(x)*	773	41,348
PolyMet Mining Corp.*	1,501	4,323
Ramaco Resources, Inc.	1,004	9,237
Ryerson Holding Corp.	816	21,004
Schnitzer Steel Industries, Inc., Class A	1,107	31,505
SunCoke Energy, Inc.	4,130	23,995
TimkenSteel Corp.*	2,144	32,138
Warrior Met Coal, Inc.	2,307	65,611
Worthington Industries, Inc.	1,369	52,214

		2,184,186

Paper & Forest Products (0.0%)†
Clearwater Paper Corp.*	790	29,704
Glatfelter Corp.	2,017	6,273
Resolute Forest Products, Inc.*	2,036	40,720
Sylvamo Corp.	1,588	53,833

		130,530

Total Materials		12,276,501

Real Estate (4.2%)
Equity Real Estate Investment Trusts (REITs) (3.7%)
Acadia Realty Trust (REIT)	3,846	48,537
Agree Realty Corp. (REIT)	3,450	233,151
Alexander & Baldwin, Inc. (REIT)	68,833	1,141,251
Alexander’s, Inc. (REIT)	103	21,523
American Assets Trust, Inc. (REIT)	2,216	56,996
Apartment Investment and Management Co. (REIT), Class A	7,115	51,939
Apple Hospitality REIT, Inc. (REIT)	9,783	137,549
Armada Hoffler Properties, Inc. (REIT)	3,194	33,154
Ashford Hospitality Trust, Inc. (REIT)(x)*	1,470	10,011
Bluerock Residential Growth REIT, Inc. (REIT)	1,280	34,240
Braemar Hotels & Resorts, Inc. (REIT)	2,943	12,655
Brandywine Realty Trust (REIT)	7,907	53,372
Broadstone Net Lease, Inc. (REIT)	7,320	113,680
BRT Apartments Corp. (REIT)	500	10,155
CareTrust REIT, Inc. (REIT)	4,255	77,058
CBL & Associates Properties, Inc. (REIT)	1,157	29,631
Centerspace (REIT)	688	46,316
Chatham Lodging Trust (REIT)*	1,860	18,358
City Office REIT, Inc. (REIT)	1,972	19,661
Clipper Realty, Inc. (REIT)	606	4,224
Community Healthcare Trust, Inc. (REIT)	1,007	32,979
Corporate Office Properties Trust (REIT)	5,058	117,497
CTO Realty Growth, Inc. (REIT)	870	16,304

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
DiamondRock Hospitality Co. (REIT)	9,496	$71,315
Diversified Healthcare Trust (REIT)	11,373	11,260
Easterly Government Properties, Inc. (REIT)	4,167	65,714
Empire State Realty Trust, Inc. (REIT), Class A	6,113	40,101
Equity Commonwealth (REIT)	4,794	116,782
Essential Properties Realty Trust, Inc. (REIT)	6,122	119,073
Farmland Partners, Inc. (REIT)	1,987	25,175
Four Corners Property Trust, Inc. (REIT)	3,412	82,536
Franklin Street Properties Corp. (REIT)(x)	4,867	12,800
Getty Realty Corp. (REIT)	1,852	49,800
Gladstone Commercial Corp. (REIT)	1,744	27,032
Gladstone Land Corp. (REIT)(x)	1,541	27,892
Global Medical REIT, Inc. (REIT)	2,949	25,125
Global Net Lease, Inc. (REIT)	4,572	48,692
Hersha Hospitality Trust (REIT), Class A	1,679	13,398
Highwoods Properties, Inc. (REIT)	4,726	127,413
Independence Realty Trust, Inc. (REIT)	10,012	167,501
Indus Realty Trust, Inc. (REIT)	276	14,454
Industrial Logistics Properties Trust (REIT)	2,845	15,647
Innovative Industrial Properties, Inc. (REIT)	1,246	110,271
InvenTrust Properties Corp. (REIT)	3,040	64,843
iStar, Inc. (REIT)	3,218	29,799
Kite Realty Group Trust (REIT)	10,021	172,562
LTC Properties, Inc. (REIT)	1,834	68,683
LXP Industrial Trust (REIT)	12,831	117,532
Macerich Co. (The) (REIT)	9,797	77,788
National Health Investors, Inc. (REIT)	1,951	110,290
Necessity Retail REIT, Inc. (The) (REIT)	5,691	33,463
NETSTREIT Corp. (REIT)(x)	2,570	45,772
NexPoint Residential Trust, Inc. (REIT)	1,067	49,306
Office Properties Income Trust (REIT)	2,105	29,575
One Liberty Properties, Inc. (REIT)(x)	800	16,816
Orion Office REIT, Inc. (REIT)	2,521	22,059
Outfront Media, Inc. (REIT)	6,631	100,725
Paramount Group, Inc. (REIT)	8,285	51,616
Pebblebrook Hotel Trust (REIT)	5,836	84,680
Phillips Edison & Co., Inc. (REIT)	5,238	146,926
Physicians Realty Trust (REIT)	10,104	151,964
Piedmont Office Realty Trust, Inc. (REIT), Class A	5,471	57,774
Plymouth Industrial REIT, Inc. (REIT)	1,720	28,913
Postal Realty Trust, Inc. (REIT), Class A	804	11,795
PotlatchDeltic Corp. (REIT)	3,597	147,621
Retail Opportunity Investments Corp. (REIT)	5,697	78,391
RLJ Lodging Trust (REIT)	7,355	74,433
RPT Realty (REIT)	3,512	26,551
Ryman Hospitality Properties, Inc. (REIT)	2,402	176,763
Sabra Health Care REIT, Inc. (REIT)	10,515	137,957
Safehold, Inc. (REIT)(x)	1,000	26,460
Saul Centers, Inc. (REIT)	567	21,262
Service Properties Trust (REIT)	7,221	37,477
SITE Centers Corp. (REIT)	8,680	92,963
STAG Industrial, Inc. (REIT)	29,045	825,749
Summit Hotel Properties, Inc. (REIT)	5,154	34,635
Sunstone Hotel Investors, Inc. (REIT)	214,218	2,017,934
Tanger Factory Outlet Centers, Inc. (REIT)	4,563	62,422
Terreno Realty Corp. (REIT)	3,395	179,901
UMH Properties, Inc. (REIT)	2,052	33,140
Uniti Group, Inc. (REIT)	10,621	73,816
Universal Health Realty Income Trust (REIT)	599	25,883
Urban Edge Properties (REIT)	5,188	69,208
Urstadt Biddle Properties, Inc. (REIT), Class A	1,077	16,704
Veris Residential, Inc. (REIT)*	3,836	43,615
Washington REIT (REIT)	4,058	71,258
Whitestone REIT (REIT)	2,031	17,182
Xenia Hotels & Resorts, Inc. (REIT)	5,142	70,908

		9,327,336

Real Estate Management & Development (0.5%)
American Realty Investors, Inc.*	67	1,067
Anywhere Real Estate, Inc.*	5,042	40,891
Compass, Inc., Class A(x)*	11,812	27,404
Cushman & Wakefield plc*	67,865	777,054
DigitalBridge Group, Inc.	7,101	88,834
Doma Holdings, Inc.*	5,876	2,582
Douglas Elliman, Inc.	3,339	13,690
eXp World Holdings, Inc.(x)	3,153	35,345
Forestar Group, Inc.*	848	9,489
FRP Holdings, Inc.*	348	18,917
Kennedy-Wilson Holdings, Inc.	5,482	84,752
Marcus & Millichap, Inc.	1,139	37,336
Newmark Group, Inc., Class A	6,298	50,762
Offerpad Solutions, Inc.(x)*	3,015	3,648
RE/MAX Holdings, Inc., Class A	918	17,359
Redfin Corp.(x)*	4,947	28,890
RMR Group, Inc. (The), Class A	542	12,840
Seritage Growth Properties (REIT), Class A(x)*	1,855	16,732
St Joe Co. (The)	1,567	50,191
Stratus Properties, Inc.	244	5,685
Tejon Ranch Co.*	924	13,306
Transcontinental Realty Investors, Inc.*	56	2,260

		1,339,034

Total Real Estate		10,666,370

Utilities (1.5%)
Electric Utilities (0.3%)
ALLETE, Inc.	2,568	128,528
IDACORP, Inc.	1,450	143,565
MGE Energy, Inc.	1,648	108,158
Otter Tail Corp.	1,851	113,874
PNM Resources, Inc.(x)	3,896	178,164
Portland General Electric Co.	4,035	175,361
Via Renewables, Inc.(x)	571	3,946

		851,596

Gas Utilities (0.5%)
Brookfield Infrastructure Corp., Class A	4,399	179,039
Chesapeake Utilities Corp.	783	90,351
New Jersey Resources Corp.	4,319	167,145
Northwest Natural Holding Co.	1,429	61,990

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
ONE Gas, Inc.	2,435	$171,400
South Jersey Industries, Inc.	5,524	184,612
Southwest Gas Holdings, Inc.	2,977	207,646
Spire, Inc.	2,307	143,795

		1,205,978

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc.(x)*	1,839	20,247
Clearway Energy, Inc., Class A	1,638	47,666
Clearway Energy, Inc., Class C	3,634	115,743
Montauk Renewables, Inc.*	2,861	49,896
Ormat Technologies, Inc.(x)	2,020	174,124
Sunnova Energy International, Inc.(x)*	4,456	98,388

		506,064

Multi-Utilities (0.3%)
Avista Corp.	3,326	123,229
Black Hills Corp.	8,088	547,800
NorthWestern Corp.	2,490	122,707
Unitil Corp.	671	31,168

		824,904

Water Utilities (0.2%)
American States Water Co.	1,661	129,475
Artesian Resources Corp., Class A	423	20,355
California Water Service Group	2,383	125,560
Global Water Resources, Inc.	270	3,167
Middlesex Water Co.	769	59,367
Pure Cycle Corp.*	795	6,638
SJW Group	1,213	69,869
York Water Co. (The)	624	23,980

		438,411

Total Utilities		3,826,953

Total Common Stocks (89.2%) (Cost $216,277,645)		226,976,196

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)
Aduro Biotech, Inc., CVR(r)*	1,038	—
Oncternal Therapeutics, Inc., CVR(r)*	36	—

		—

Pharmaceuticals (0.0%)†
Zogenix, Inc., CVR(r)*	2,917	1,488

Total Rights (0.0%)† (Cost $2,636)		1,488

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.7%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	17,558,505	17,565,529

Total Investment Companies		19,565,529

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.2%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $2,370,625, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $2,417,439.(xx)	$2,370,038	2,370,038
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $2,301,431, collateralized by various Common Stocks, U.S. Government Treasury Securities,ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $2,520,915.(xx)	2,300,000	2,300,000
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $800,210, collateralized by various Common Stocks; total market value $880,231.(xx)	800,000	800,000

Total Repurchase Agreements		5,470,038

Total Short-Term Investments (9.9%) (Cost $25,031,645)		25,035,567

Total Investments in Securities (99.1%) (Cost $241,311,926)		252,013,251
Other Assets Less Liabilities (0.9%)		2,382,604

Net Assets (100%)		$254,395,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $63,216 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $7,695,597. This was collateralized by $577,759 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/6/22 – 5/15/52 and by cash of $7,470,038 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	4,697	84,380	—	(2,853)	(957)	(25,239)	55,331	4,415	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	1,260	104,321	—	(11,526)	1,642	(40,383)	54,054	852	—

Total		188,701	—	(14,379)	685	(65,622)	109,385	5,267	—

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	38	12/2022	USD	3,172,620	(418,902)

					(418,902)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$2,624,236	$—	$—		$2,624,236
Consumer Discretionary	20,876,808	580,703	—		21,457,511
Consumer Staples	4,590,393	3,111,948	—	(a)	7,702,341
Energy	16,997,708	931,282	—		17,928,990
Financials	47,946,396	—	—		47,946,396
Health Care	24,618,505	—	—		24,618,505
Industrials	48,493,222	534,629	—		49,027,851
Information Technology	27,053,459	1,847,083	—		28,900,542
Materials	11,118,471	1,158,030	—		12,276,501
Real Estate	10,666,370	—	—		10,666,370
Utilities	3,826,953	—	—		3,826,953
Rights
Health Care	—	—	1,488		1,488
Short-Term Investments
Investment Companies	19,565,529	—	—		19,565,529
Repurchase Agreements	—	5,470,038	—		5,470,038

Total Assets	$238,378,050	$13,633,713	$1,488		$252,013,251

Liabilities:
Futures	$(418,902)	$—	$—		$(418,902)

Total Liabilities	$(418,902)	$—	$—		$(418,902)

Total	$237,959,148	$13,633,713	$1,488		$251,594,349

(a)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,222,062
Aggregate gross unrealized depreciation	(42,354,442)

Net unrealized appreciation	$9,867,620

Federal income tax cost of investments in securities and derivative instruments, if applicable	$241,726,729

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.2%)
AMMC CLO 15 Ltd.,
Series 2014-15A BR3
4.162%, 1/15/32(l)§		$250,000	$234,109
Anchorage Capital CLO 3-R Ltd.,
Series 2014-3RA B
4.293%, 1/28/31(l)§		500,000	476,320
Antares CLO Ltd.,
Series 2018-1A B
4.360%, 4/20/31(l)§		345,000	318,702
Atrium XV,
Series 15A A1
3.953%, 1/23/31(l)§		300,000	293,093
Series 15A B
4.533%, 1/23/31(l)§		300,000	286,167
BlueMountain Fuji Eur CLO V DAC,
Series 5A B
1.550%, 1/15/33(l)§	EUR	250,000	220,564
Burnham Park CLO Ltd.,
Series 2016-1A BR
4.210%, 10/20/29(l)§		$250,000	238,179
Buttermilk Park CLO Ltd.,
Series 2018-1A C
4.612%, 10/15/31(l)§		334,000	308,484
Carlyle GMS Finance MM CLO LLC,
Series 2015-1A A2R
4.712%, 10/15/31(l)§		287,000	262,595
Cedar Funding IX CLO Ltd.,
Series 2018-9A B
4.110%, 4/20/31(l)§		250,000	234,369
CIFC Funding Ltd.,
Series 2012-2RA B
4.260%, 1/20/28(l)§		250,000	238,151
Series 2014-1A BR2
4.140%, 1/18/31(l)§		250,000	236,156
Dryden 42 Senior Loan Fund,
Series 2016-42A CR
4.562%, 7/15/30(l)§		500,000	463,064
Dryden 75 CLO Ltd.,
Series 2019-75A AR2
3.552%, 4/15/34(l)§		550,000	521,951
Harbor Park CLO Ltd.,
Series 2018-1A B1
4.410%, 1/20/31(l)§		250,000	237,601
Home Partners of America Trust,
Series 2021-2 B
2.302%, 12/17/26§		350,264	303,959
Series 2021-3 B
2.649%, 1/17/41§		131,885	112,514
Madison Park Euro Funding VIII DAC,
Series 8A BRN
1.700%, 4/15/32(l)§	EUR	250,000	222,520
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1
3.838%, 4/19/31(l)§		$147,777	143,175
OCP CLO Ltd.,
Series 2014-5A BR
4.566%, 4/26/31(l)§		250,000	225,235
Octagon 53 Ltd.,
Series 2021-1A C
4.362%, 4/15/34(l)§		150,000	134,375
Octagon Investment Partners 28 Ltd.,
Series 2016-1A BR
4.583%, 10/24/30(l)§		250,000	238,515
THL Credit Wind River CLO Ltd.,
Series 2017-4A B
4.434%, 11/20/30(l)§		350,000	331,076
United Airlines Pass-Through Trust,
Series 2020-1 B
4.875%, 1/15/26		39,800	37,014
Voya CLO Ltd.,
Series 2013-2A A2AR
4.203%, 4/25/31(l)§		300,000	281,844

Total Asset-Backed Securities			6,599,732

Collateralized Mortgage Obligations (5.2%)
BRAVO Residential Funding Trust,
Series 2019-1 A1C
3.500%, 3/25/58§		35,420	34,731
Series 2019-2 A3
3.500%, 10/25/44(l)§		106,596	99,966
CIM Trust,
Series 2019-INV1 A1
4.000%, 2/25/49(l)§		24,467	23,710
Series 2019-INV2 A3
4.000%, 5/25/49(l)§		54,492	51,467
COLT Mortgage Loan Trust,
Series 2022-4 A1
4.301%, 3/25/67(l)§		113,720	108,912
FHLMC STACR Debt Notes,
Series 2013-DN2 M2
7.334%, 11/25/23(l)		179,941	182,008
Series 2014-DN2 M3
6.684%, 4/25/24(l)		136,527	136,835
Series 2015-DNA3 M3
7.784%, 4/25/28(l)		177,266	181,785
Series 2016-DNA1 M3
8.634%, 7/25/28(l)		139,263	146,490
Series 2016-DNA2 M3
7.734%, 10/25/28(l)		152,917	157,355
FHLMC STACR REMIC Trust,
Series 2020-DNA2 M2
4.934%, 2/25/50(l)§		238,533	234,842
Series 2020-HQA3 M2
6.684%, 7/25/50(l)§		5,228	5,227
FNMA,
Series 2013-C01 M2
8.334%, 10/25/23(l)		147,336	150,524
Series 2014-C01 M2
7.484%, 1/25/24(l)		200,332	203,074
Series 2014-C02 1M2
5.684%, 5/25/24(l)		120,227	119,978
Series 2014-C02 2M2
5.684%, 5/25/24(l)		151,331	150,919
Series 2014-C03 1M2
6.084%, 7/25/24(l)		188,941	189,731

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2014-C03 2M2
5.984%, 7/25/24(l)	$76,099	$76,323
Series 2015-C01 1M2
7.384%, 2/25/25(l)	28,045	28,619
Series 2015-C02 1M2
7.084%, 5/25/25(l)	114,579	116,320
Series 2015-C03 1M2
8.084%, 7/25/25(l)	161,512	164,724
Series 2016-C01 1M2
9.834%, 8/25/28(l)	36,308	38,333
Series 2016-C02 1M2
9.084%, 9/25/28(l)	285,487	295,622
Series 2016-C03 1M2
8.384%, 10/25/28(l)	191,311	196,635
Series 2017-C04 2M2
5.934%, 11/25/29(l)	27,239	27,408
JP Morgan Mortgage Trust,
Series 2021-13 A4
2.500%, 4/25/52(l)§	400,836	344,249
Series 2021-15 A4
2.500%, 6/25/52(l)§	124,996	107,350
Series 2021-6 A4
2.500%, 10/25/51(l)§	314,383	270,001
Mill City Mortgage Loan Trust,
Series 2018-4 A1B
3.485%, 4/25/66(l)§	170,159	161,920
OBX Trust,
Series 2021-J3 A4
2.500%, 10/25/51(l)§	83,874	71,824
Provident Funding Mortgage Trust,
Series 2019-1 A2
3.000%, 12/25/49(l)§	41,790	35,372
Series 2021-J1 A3
2.500%, 10/25/51(l)§	256,827	219,818
PSMC Trust,
Series 2021-3 A3
2.500%, 8/25/51(l)§	475,689	409,724

Total Collateralized Mortgage Obligations		4,741,796

Commercial Mortgage-Backed Securities (0.6%)
BX Commercial Mortgage Trust,
Series 2021-VOLT A
3.518%, 9/15/36(l)§	100,000	95,471
Series 2021-VOLT B
3.768%, 9/15/36(l)§	110,000	103,128
Series 2022-LP2 A
3.935%, 2/15/39(l)§	280,148	272,017
Commercial Mortgage Trust,
Series 2006-GG7 AJ
6.214%, 7/10/38(l)	48,197	30,123

Total Commercial Mortgage-Backed Securities		500,739

Corporate Bonds (44.0%)
Communication Services (4.1%)
Diversified Telecommunication Services (1.1%)
Altice France Holding SA
6.000%, 2/15/28(x)§	400,000	256,000
AT&T, Inc.
3.650%, 9/15/59	150,000	96,914
CCO Holdings LLC
4.500%, 5/1/32	300,000	228,801
Iliad Holding SASU
7.000%, 10/15/28(x)§	300,000	258,000
Virgin Media Secured Finance plc
4.500%, 8/15/30§	200,000	154,000

		993,715

Entertainment (0.4%)
Netflix, Inc.
5.875%, 11/15/28	300,000	291,867
Warnermedia Holdings, Inc.
4.054%, 3/15/29§	100,000	86,834

		378,701

Interactive Media & Services (0.5%)
Tencent Holdings Ltd.
2.390%, 6/3/30§	400,000	314,950
ZipRecruiter, Inc.
5.000%, 1/15/30§	100,000	80,750

		395,700

Media (1.6%)
Charter Communications Operating LLC
2.800%, 4/1/31	500,000	378,465
Clear Channel Outdoor Holdings, Inc.
5.125%, 8/15/27(x)§	100,000	85,655
7.750%, 4/15/28(x)§	100,000	74,700
7.500%, 6/1/29(x)§	100,000	72,500
Directv Financing LLC
5.875%, 8/15/27§	100,000	86,125
DISH DBS Corp.
5.750%, 12/1/28§	300,000	226,068
Sinclair Television Group, Inc.
4.125%, 12/1/30§	200,000	150,898
Sirius XM Radio, Inc.
4.000%, 7/15/28§	200,000	169,788
Univision Communications, Inc.
5.125%, 2/15/25§	200,000	189,874

		1,434,073

Wireless Telecommunication Services (0.5%)
T-Mobile USA, Inc.
3.875%, 4/15/30	400,000	355,132
3.300%, 2/15/51	200,000	130,815

		485,947

Total Communication Services		3,688,136

Consumer Discretionary (4.9%)
Auto Components (1.1%)
Allison Transmission, Inc.
5.875%, 6/1/29(x)§	200,000	181,624
3.750%, 1/30/31§	100,000	76,479
Dana, Inc.
5.625%, 6/15/28	200,000	164,500
Dornoch Debt Merger Sub, Inc.
6.625%, 10/15/29§	200,000	153,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Goodyear Tire & Rubber Co. (The)
4.875%, 3/15/27(x)	$200,000	$176,000
Real Hero Merger Sub 2, Inc.
6.250%, 2/1/29(x)§	300,000	216,000

		967,603

Automobiles (0.2%)
Jaguar Land Rover Automotive plc
5.500%, 7/15/29§	300,000	207,918

Diversified Consumer Services (0.2%)
Grand Canyon University
5.125%, 10/1/28	200,000	180,946

Hotels, Restaurants & Leisure (1.7%)
Everi Holdings, Inc.
5.000%, 7/15/29§	200,000	164,460
Las Vegas Sands Corp.
3.900%, 8/8/29	250,000	207,511
Melco Resorts Finance Ltd.
5.750%, 7/21/28§	200,000	126,500
Motion Bondco DAC
6.625%, 11/15/27§	200,000	169,250
NCL Corp. Ltd.
5.875%, 3/15/26§	100,000	76,500
Papa John’s International, Inc.
3.875%, 9/15/29§	100,000	80,000
Premier Entertainment Sub LLC
5.625%, 9/1/29§	100,000	68,375
5.875%, 9/1/31§	100,000	66,550
Station Casinos LLC
4.500%, 2/15/28§	200,000	164,112
Studio City Finance Ltd.
5.000%, 1/15/29§	400,000	190,000
Wynn Macau Ltd.
5.625%, 8/26/28§	400,000	267,750

		1,581,008

Household Durables (0.2%)
M/I Homes, Inc.
3.950%, 2/15/30(x)	100,000	72,875
Mohawk Industries, Inc.
3.625%, 5/15/30(x)	150,000	124,716

		197,591

Internet & Direct Marketing Retail (0.3%)
Alibaba Group Holding Ltd.
4.000%, 12/6/37	200,000	151,912
Match Group Holdings II LLC
3.625%, 10/1/31§	200,000	151,000

		302,912

Multiline Retail (0.6%)
K2016470219 South Africa Ltd.
3.000%, 12/31/22 PIK§	241,946	121
Macy’s Retail Holdings LLC
5.875%, 3/15/30§	100,000	78,250
6.125%, 3/15/32§	200,000	152,812
Nordstrom, Inc.
4.250%, 8/1/31(x)	400,000	275,004

		506,187

Specialty Retail (0.6%)
AutoNation, Inc.
4.750%, 6/1/30	50,000	44,058
Lithia Motors, Inc.
3.875%, 6/1/29(x)§	200,000	160,500
4.375%, 1/15/31§	100,000	81,593
Michaels Cos., Inc. (The)
7.875%, 5/1/29§	100,000	57,738
Park River Holdings, Inc.
6.750%, 8/1/29§	300,000	200,250

		544,139

Total Consumer Discretionary		4,488,304

Consumer Staples (2.2%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 6/1/30	200,000	179,323
Primo Water Holdings, Inc.
4.375%, 4/30/29§	300,000	247,665

		426,988

Food Products (0.6%)
Bimbo Bakeries USA, Inc.
4.000%, 5/17/51§	200,000	149,875
JBS USA LUX SA
2.500%, 1/15/27(x)§	200,000	170,549
3.625%, 1/15/32§	200,000	162,672
Kraft Heinz Foods Co.
3.875%, 5/15/27	100,000	93,356

		576,452

Household Products (0.4%)
Central Garden & Pet Co.
4.125%, 4/30/31§	200,000	157,250
Kimberly-Clark de Mexico SAB de CV
2.431%, 7/1/31§	200,000	158,000
Spectrum Brands, Inc.
3.875%, 3/15/31§	100,000	68,059

		383,309

Personal Products (0.4%)
Oriflame Investment Holding plc
5.125%, 5/4/26§	200,000	116,210
Prestige Brands, Inc.
3.750%, 4/1/31§	300,000	232,215

		348,425

Tobacco (0.3%)
Altria Group, Inc.
3.400%, 5/6/30	150,000	121,526
Imperial Brands Finance plc
4.250%, 7/21/25§	200,000	191,773

		313,299

Total Consumer Staples		2,048,473

Energy (4.5%)
Energy Equipment & Services (0.0%)†
Weatherford International Ltd.
11.000%, 12/1/24§	10,000	10,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Oil, Gas & Consumable Fuels (4.5%)
Aker BP ASA
3.100%, 7/15/31§	$300,000	$235,262
Antero Resources Corp.
7.625%, 2/1/29§	50,000	50,000
Cheniere Energy, Inc.
4.625%, 10/15/28	100,000	91,406
Crestwood Midstream Partners LP
6.000%, 2/1/29§	200,000	179,000
CrownRock LP
5.000%, 5/1/29§	100,000	87,875
DT Midstream, Inc.
4.375%, 6/15/31§	200,000	165,374
Ecopetrol SA
4.125%, 1/16/25	100,000	91,238
Endeavor Energy Resources LP
5.750%, 1/30/28§	300,000	286,125
Energy Transfer LP
3.750%, 5/15/30	200,000	168,847
EnLink Midstream LLC
5.625%, 1/15/28§	100,000	93,750
5.375%, 6/1/29	300,000	274,206
EQM Midstream Partners LP
7.500%, 6/1/27§	100,000	95,142
Hilcorp Energy I LP
6.000%, 2/1/31§	200,000	174,126
6.250%, 4/15/32§	100,000	88,655
Kinetik Holdings LP
5.875%, 6/15/30§	100,000	91,566
Martin Midstream Partners LP
11.500%, 2/28/25§	330,330	324,549
MPLX LP
2.650%, 8/15/30	500,000	392,096
Occidental Petroleum Corp.
8.875%, 7/15/30	200,000	221,720
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	400,000	363,686
Sanchez Energy Corp.
6.125%, 1/15/23(h)	57,000	285
Sunoco LP
6.000%, 4/15/27	100,000	95,027
4.500%, 5/15/29	400,000	331,252
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§	100,000	85,652
4.125%, 8/15/31§	100,000	82,947

		4,069,786

Total Energy		4,079,936

Financials (8.2%)
Banks (4.7%)
Banco Santander SA
2.749%, 12/3/30	200,000	143,424
Bank of America Corp.
(SOFR + 1.93%), 2.676%, 6/19/41(k)	200,000	128,003
BNP Paribas SA
(ICE LIBOR USD 3 Month + 1.11%), 2.819%, 11/19/25(k)§	200,000	186,713
Citigroup, Inc.
(United States SOFR Compounded Index + 1.55%), 5.610%, 9/29/26(k)	500,000	497,430
HSBC Holdings plc
(SOFR + 1.51%), 4.180%, 12/9/25(k)	300,000	286,597
(SOFR + 2.61%), 5.210%, 8/11/28(k)	200,000	187,258
2.848%, 6/4/31	300,000	229,573
JPMorgan Chase & Co.
3.845%, 6/14/25	200,000	193,879
(SOFR + 2.04%), 2.522%, 4/22/31(k)	300,000	237,047
KeyBank NA
4.150%, 8/8/25	250,000	242,211
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.063%, 9/12/25(k)	300,000	297,304
National Bank of Canada
3.750%, 6/9/25	250,000	242,649
Nordea Bank Abp
4.750%, 9/22/25§	200,000	196,888
Societe Generale SA
1.792%, 6/9/27§	200,000	166,685
2.889%, 6/9/32§	200,000	146,604
SVB Financial Group
3.125%, 6/5/30	100,000	81,171
Toronto-Dominion Bank (The)
4.693%, 9/15/27	300,000	290,247
UniCredit SpA
3.127%, 6/3/32§	200,000	141,899
Wells Fargo & Co.
1.654%, 6/2/24	250,000	244,194
(SOFR + 1.56%), 4.540%, 8/15/26(k)	200,000	193,662

		4,333,438

Capital Markets (1.9%)
Deutsche Bank AG
5.371%, 9/9/27	250,000	241,464
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.673%, 3/8/24(k)	250,000	244,923
(SOFR + 1.51%), 4.387%, 6/15/27(k)(x)	100,000	95,482
(SOFR + 0.91%), 1.948%, 10/21/27(k)	250,000	214,330
Morgan Stanley
3.737%, 4/24/24	250,000	247,488
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	191,000	172,374
MSCI, Inc.
3.250%, 8/15/33§	300,000	231,669

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 4.490%, 8/5/25(k)§		$275,000	$268,879

			1,716,609

Consumer Finance (0.2%)
AerCap Ireland Capital DAC
3.400%, 10/29/33		150,000	108,449
PRA Group, Inc.
5.000%, 10/1/29§		100,000	80,875

			189,324

Diversified Financial Services (0.5%)
Jefferson Capital Holdings LLC
6.000%, 8/15/26§		200,000	170,886
MPH Acquisition Holdings LLC
5.500%, 9/1/28§		100,000	82,970
5.750%, 11/1/28(x)§		300,000	226,860

			480,716

Insurance (0.4%)
Arch Capital Group Ltd.
3.635%, 6/30/50		300,000	204,366
Metropolitan Life Global Funding I
4.300%, 8/25/29§		150,000	137,823

			342,189

Thrifts & Mortgage Finance (0.5%)
BPCE SA
(SOFR + 1.09%), 2.045%, 10/19/27(k)§		250,000	210,978
Ladder Capital Finance Holdings LLLP (REIT)
4.750%, 6/15/29§		300,000	223,965

			434,943

Total Financials			7,497,219

Health Care (3.1%)
Biotechnology (0.4%)
AbbVie, Inc.
3.200%, 11/21/29		300,000	264,060
Amgen, Inc.
4.200%, 3/1/33(x)		150,000	136,107

			400,167

Health Care Equipment & Supplies (0.3%)
Garden Spinco Corp.
8.625%, 7/20/30§		100,000	103,250
Medline Borrower LP
5.250%, 10/1/29(x)§		200,000	150,740

			253,990

Health Care Providers & Services (1.6%)
Centene Corp.
4.250%, 12/15/27		200,000	182,240
3.375%, 2/15/30		200,000	163,500
2.625%, 8/1/31		100,000	75,750
Community Health Systems, Inc.
5.625%, 3/15/27(x)§		200,000	153,940
6.875%, 4/15/29§		100,000	48,000
CVS Health Corp.
1.750%, 8/21/30		200,000	152,531
DaVita, Inc.
4.625%, 6/1/30§		300,000	230,610
Elevance Health, Inc.
3.700%, 9/15/49		50,000	36,423
HCA, Inc.
3.500%, 9/1/30		200,000	165,014
Orlando Health Obligated Group
3.777%, 10/1/28		75,000	67,419
Quest Diagnostics, Inc.
2.800%, 6/30/31		50,000	40,330
Tenet Healthcare Corp.
6.125%, 6/15/30§		200,000	183,690

			1,499,447

Pharmaceuticals (0.8%)
Bausch Health Cos., Inc.
6.125%, 2/1/27§		100,000	69,105
4.875%, 6/1/28§		200,000	128,940
Bayer US Finance II LLC
4.375%, 12/15/28§		211,000	193,471
Royalty Pharma plc
3.300%, 9/2/40		100,000	67,109
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 5/9/29(x)		300,000	245,181

			703,806

Total Health Care			2,857,410

Industrials (5.5%)
Aerospace & Defense (0.8%)
Boeing Co. (The)
5.150%, 5/1/30		170,000	156,984
3.625%, 2/1/31		300,000	248,055
TransDigm, Inc.
6.250%, 3/15/26§		300,000	291,000

			696,039

Air Freight & Logistics (0.1%)
FedEx Corp.
4.050%, 2/15/48		150,000	110,990

Airlines (0.8%)
American Airlines, Inc.
5.750%, 4/20/29§		300,000	261,750
Delta Air Lines, Inc.
4.500%, 10/20/25§		300,000	291,564
International Consolidated Airlines Group SA
3.750%, 3/25/29(m)	EUR	100,000	65,498
United Airlines, Inc.
4.375%, 4/15/26§		$100,000	89,250

			708,062

Building Products (0.8%)
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§		100,000	82,750
Carrier Global Corp.
2.722%, 2/15/30		400,000	329,966
Eco Material Technologies, Inc.
7.875%, 1/31/27§		100,000	88,625
Standard Industries, Inc.
4.750%, 1/15/28§		100,000	84,488
4.375%, 7/15/30§		100,000	76,500
3.375%, 1/15/31§		100,000	70,375

			732,704

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Commercial Services & Supplies (0.8%)
APX Group, Inc.
5.750%, 7/15/29(x)§		$200,000	$157,500
Prime Security Services Borrower LLC
3.375%, 8/31/27§		350,000	293,706
Stericycle, Inc.
3.875%, 1/15/29§		300,000	248,438

			699,644

Construction & Engineering (0.2%)
Arcosa, Inc.
4.375%, 4/15/29§		100,000	85,000
Great Lakes Dredge & Dock Corp.
5.250%, 6/1/29(x)§		100,000	77,125

			162,125

Electrical Equipment (0.3%)
Eaton Corp.
4.150%, 3/15/33		100,000	90,170
Vertiv Group Corp.
4.125%, 11/15/28§		300,000	240,869

			331,039

Machinery (0.4%)
ATS Automation Tooling Systems, Inc.
4.125%, 12/15/28(x)§		300,000	248,910
Parker-Hannifin Corp.
4.250%, 9/15/27		100,000	95,171

			344,081

Marine (0.4%)
ICTSI Treasury BV
4.625%, 1/16/23(m)		400,000	398,000

Road & Rail (0.4%)
DAE Funding LLC
1.550%, 8/1/24§		200,000	182,850
First Student Bidco, Inc.
4.000%, 7/31/29§		100,000	81,375
NESCO Holdings II, Inc.
5.500%, 4/15/29§		100,000	83,102

			347,327

Trading Companies & Distributors (0.5%)
H&E Equipment Services, Inc.
3.875%, 12/15/28(x)§		200,000	158,310
Herc Holdings, Inc.
5.500%, 7/15/27§		200,000	181,816
WESCO Distribution, Inc.
7.250%, 6/15/28§		100,000	98,487

			438,613

Total Industrials			4,968,624

Information Technology (2.0%)
Electronic Equipment, Instruments & Components (0.4%)
CDW LLC
3.250%, 2/15/29		200,000	163,000
Flex Ltd.
4.875%, 5/12/30(x)		200,000	180,100

			343,100

IT Services (1.1%)
Cablevision Lightpath LLC
3.875%, 9/15/27§		300,000	251,250
Gartner, Inc.
4.500%, 7/1/28§		200,000	178,840
3.625%, 6/15/29§		100,000	83,823
Northwest Fiber LLC
6.000%, 2/15/28§		300,000	233,250
Presidio Holdings, Inc.
4.875%, 2/1/27§		300,000	264,342

			1,011,505

Software (0.4%)
Condor Merger Sub, Inc.
7.375%, 2/15/30§		200,000	161,750
Rocket Software, Inc.
6.500%, 2/15/29(x)§		300,000	222,000

			383,750

Technology Hardware, Storage & Peripherals (0.1%)
Teledyne FLIR LLC
2.500%, 8/1/30		100,000	78,060

Total Information Technology			1,816,415

Materials (3.7%)
Chemicals (2.0%)
Alpek SAB de CV
4.250%, 9/18/29§		200,000	165,538
Anagram International, Inc.
10.000%, 8/15/26 PIK§		15,701	15,182
ASP Unifrax Holdings, Inc.
7.500%, 9/30/29(x)§		100,000	66,750
Braskem Idesa SAPI
6.990%, 2/20/32§		200,000	131,730
Braskem Netherlands Finance BV
4.500%, 1/31/30§		200,000	160,760
Consolidated Energy Finance SA
5.625%, 10/15/28(x)§		200,000	160,500
CVR Partners LP
6.125%, 6/15/28§		100,000	87,241
Element Solutions, Inc.
3.875%, 9/1/28§		300,000	240,750
Gates Global LLC
6.250%, 1/15/26§		100,000	92,665
INEOS Quattro Finance 1 plc
3.750%, 7/15/26§	EUR	200,000	150,156
Kobe US Midco 2, Inc.
9.250%, 11/1/26 PIK(k)§		$100,000	77,750
Syngenta Finance NV
4.892%, 4/24/25§		200,000	194,430
Vibrantz Technologies, Inc.
9.000%, 2/15/30(x)§		200,000	129,500
Westlake Corp.
3.375%, 6/15/30		100,000	84,541
Yara International ASA
3.148%, 6/4/30§		100,000	80,625

			1,838,118

Containers & Packaging (0.7%)
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23§		39,000	38,610
Pactiv Evergreen Group Issuer LLC
4.375%, 10/15/28§		200,000	165,104
Pactiv Evergreen Group Issuer, Inc.
4.000%, 10/15/27§		100,000	83,665

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Sealed Air Corp.
5.125%, 12/1/24§		$191,000	$184,315
5.500%, 9/15/25§		76,000	73,150
WRKCo., Inc.
3.000%, 6/15/33		120,000	93,601

			638,445

Metals & Mining (0.6%)
Constellium SE
3.750%, 4/15/29(x)§		300,000	219,000
Indonesia Asahan Aluminium Persero PT
5.450%, 5/15/30§		200,000	177,412
SunCoke Energy, Inc.
4.875%, 6/30/29§		200,000	154,202

			550,614

Paper & Forest Products (0.4%)
Glatfelter Corp.
4.750%, 11/15/29§		100,000	57,500
Suzano Austria GmbH
3.750%, 1/15/31		200,000	156,000
3.125%, 1/15/32		200,000	143,125

			356,625

Total Materials			3,383,802

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Global Net Lease, Inc. (REIT)
3.750%, 12/15/27§		200,000	156,500
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26		53,000	48,627
Necessity Retail REIT, Inc. (The) (REIT)
4.500%, 9/30/28§		200,000	149,250
Simon Property Group LP (REIT)
4.250%, 11/30/46(x)		100,000	77,927
VICI Properties LP (REIT)
3.750%, 2/15/27§		500,000	437,500
3.875%, 2/15/29§		100,000	83,762
XHR LP (REIT)
4.875%, 6/1/29§		100,000	82,277

			1,035,843

Real Estate Management & Development (0.4%)
Country Garden Holdings Co. Ltd.
7.250%, 4/8/26(m)		200,000	71,000
Howard Hughes Corp. (The)
5.375%, 8/1/28(x)§		300,000	249,000

			320,000

Total Real Estate			1,355,843

Utilities (4.3%)
Electric Utilities (2.4%)
Comision Federal de Electricidad
3.348%, 2/9/31§		300,000	217,087
Electricite de France SA
(USD Swap Semi 10 Year + 3.71%), 5.250%, 1/29/23(k)(y)§		575,000	538,344
Exelon Corp.
4.050%, 4/15/30		400,000	363,605
Korea Electric Power Corp.
5.375%, 4/6/26§		200,000	199,819
Leeward Renewable Energy Operations LLC
4.250%, 7/1/29§		300,000	240,750
Southern Co. (The)
4.400%, 7/1/46		300,000	235,272
Vistra Operations Co. LLC
4.375%, 5/1/29§		300,000	250,698
4.300%, 7/15/29§		200,000	171,270

			2,216,845

Independent Power and Renewable Electricity Producers (1.5%)
Atlantica Sustainable Infrastructure plc
4.125%, 6/15/28§		200,000	169,000
Calpine Corp.
5.000%, 2/1/31§		300,000	238,968
Clearway Energy Operating LLC
3.750%, 2/15/31(x)§		200,000	158,346
Colbun SA
3.950%, 10/11/27(x)§		200,000	179,412
3.150%, 3/6/30§		200,000	158,000
InterGen NV
7.000%, 6/30/23§		200,000	194,000
Talen Energy Supply LLC
7.250%, 5/15/27(h)§		300,000	307,500

			1,405,226

Multi-Utilities (0.4%)
Dominion Energy, Inc.
Series A
4.350%, 8/15/32		350,000	315,884

Total Utilities			3,937,955

Total Corporate Bonds			40,122,117

Foreign Government Securities (1.3%)
Export-Import Bank of India
3.875%, 2/1/28§		300,000	273,339
Republic of Colombia
3.875%, 4/25/27		200,000	169,725
9.850%, 6/28/27	COP	1,255,000,000	239,141
3.125%, 4/15/31		$200,000	139,037
Republic of Peru
6.550%, 3/14/37		200,000	204,912
Romania Government Bond
6.125%, 1/22/44§		150,000	119,419

Total Foreign Government Securities			1,145,573

Loan Participations (2.4%)
Communication Services (0.5%)
Diversified Telecommunication Services (0.4%)
Aventiv Technologies LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 4.50%), 8.174%, 11/1/24(k)		456,342	396,655

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Dermatology Intermediate Holdings III, Inc., Term Loan
(CME Term SOFR 3 Month + 4.25%), 6.043%, 4/2/29(k)	$781	$742
Dermatology Intermediate Holdings III, Inc., Term Loan B
(CME Term SOFR 1 Month + 4.25%), 6.845%, 4/2/29(k)	9,844	9,351

		406,748

Media (0.1%)
Gray Television, Inc., Term Loan D
(ICE LIBOR USD 1 Month + 3.00%), 6.128%, 12/1/28(k)	39,700	38,509
Radiate Holdco LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 6.365%, 9/25/26(k)	43,787	40,408

		78,917

Total Communication Services		485,665

Consumer Discretionary (0.7%)
Auto Components (0.0%)†
RealTruck Group, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 6.615%, 1/31/28(k)	12,890	11,177

Automobiles (0.1%)
DexKo Global, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 7.144%, 10/4/28(k)	8,671	7,920
First Brands Group LLC, 1st Lien Term Loan
(CME Term SOFR 6 Month + 5.00%), 8.368%, 3/30/27(k)	62,272	59,625

		67,545

Diversified Consumer Services (0.0%)†
Osmosis Buyer Ltd., Initial Term Loan B
(CME Term SOFR 1 Month + 3.75%), 6.345%, 7/31/28(k)	87	80

Hotels, Restaurants & Leisure (0.2%)
24 Hour Fitness Worldwide, Inc., Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 8.642%, 12/29/25 PIK(k)	198,529	49,632
Bally’s Corp., Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 5.935%, 10/2/28(k)	72,041	64,871
Flynn Restaurant Group LP, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 7.365%, 11/22/28(k)	18,333	17,022
IRB Holding Corp., Replacement Term Loan B
(CME Term SOFR 1 Month + 3.00%), 5.695%, 12/15/27(k)	13,012	12,134
Medical Solutions Holdings, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 6.377%, 11/1/28(k)	12,075	11,449
Medical Solutions Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.674%, 11/1/28(k)	1,943	1,848
Raptor Acquisition Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 7.602%, 11/1/26(k)	25,078	23,782
Scientific Games Corp., Term Loan
(CME Term SOFR 3 Month + 3.50%), 5.617%, 4/4/29(k)	41,007	37,718

		218,456

Household Durables (0.1%)
Astro One Acquisition Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 5.50%), 9.174%, 9/15/28(k)	97,594	78,320

Internet & Direct Marketing Retail (0.1%)
Evergreen Acqco 1 LP, Initial Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 9.174%, 4/26/28(k)	58,526	55,965

Leisure Products (0.1%)
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 6.615%, 12/16/24(k)	50,643	47,123

Specialty Retail (0.1%)
Great Outdoors Group LLC, Term Loan B2
(ICE LIBOR USD 1 Month + 3.75%), 6.865%, 3/6/28(k)	77,309	71,076
PetSmart LLC, Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 6.870%, 2/11/28(k)	14,035	13,235

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Restoration Hardware, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 5.615%, 10/20/28(k)	$68	$60
Staples, Inc., Refinancing New Term Loan B1
(ICE LIBOR USD 3 Month + 5.00%), 7.782%, 4/16/26(k)	53,183	46,435

		130,806

Total Consumer Discretionary		609,472

Consumer Staples (0.1%)
Beverages (0.1%)
City Brewing Co. LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 6.185%, 4/5/28(k)	97,533	75,101

Total Consumer Staples		75,101

Financials (0.1%)
Capital Markets (0.0%)†
Russell Investments U.S. Institutional Holdco, Inc., Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 6.615%, 5/30/25(k)	38	35

Diversified Financial Services (0.0%)†
CNT Holdings I Corp., 1st Lien Initial Term Loan
(CME Term SOFR 1 Month + 3.50%), 6.248%, 11/8/27(k)	5,311	5,046
Verscend Holding Corp., Term Loan B1
(ICE LIBOR USD 1 Month + 4.00%), 7.115%, 8/27/25(k)	39,146	38,004

		43,050

Insurance (0.0%)†
Asurion LLC, 2nd Lien Term Loan B3
(ICE LIBOR USD 1 Month + 5.25%), 8.365%, 1/31/28(k)	1,418	1,073
Asurion LLC, New Term Loan B8
(ICE LIBOR USD 1 Month + 3.25%), 6.365%, 12/23/26(k)	4,337	3,665
Asurion LLC, New Term Loan B9
(ICE LIBOR USD 1 Month + 3.25%), 6.365%, 7/31/27(k)	85	71
Ingenovis Health, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 6.870%, 3/6/28(k)	7,210	7,066

		11,875

Thrifts & Mortgage Finance (0.1%)
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 5.865%, 8/21/25(k)	68,397	65,248

Total Financials		120,208

Health Care (0.3%)
Health Care Providers & Services (0.2%)
ADMI Corp., Incremental Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 6.865%, 12/23/27(k)	21,811	19,212
Aveanna Healthcare LLC, 1st Lien Extended Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 6.802%, 7/17/28(k)	19,763	15,711
Aveanna Healthcare LLC, 1st Lien New Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 6.802%, 7/17/28(k)	1,389	1,104
Global Medical Response, Inc., New Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 7.365%, 3/14/25(k)	15,149	13,072
Icon plc, Term Loan
(ICE LIBOR USD 3 Month + 2.25%), 5.938%, 7/3/28(k)	16,237	15,831
Medline Borrower LP, Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 6.365%, 10/23/28(k)	19,119	17,553
Pacific Dental Services LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 6.493%, 5/5/28(k)	14,708	14,132
Phoenix Guarantor, Inc., 1st Lien Term Loan B3
(ICE LIBOR USD 1 Month + 3.50%), 6.615%, 3/5/26(k)	88,428	83,749
Phoenix Newco, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 5.774%, 11/15/28(k)	9,372	8,927

		189,291

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Pharmaceuticals (0.1%)
Bausch Health Cos., Inc., Term Loan
(CME Term SOFR 1 Month + 5.25%), 8.098%, 2/1/27(k)	$40,000	$30,600
Organon & Co., Dollar Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 6.188%, 6/2/28(k)	56,196	54,721

		85,321

Total Health Care		274,612

Industrials (0.1%)
Airlines (0.0%)†
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 7.460%, 4/20/28(k)	24,868	24,050

Commercial Services & Supplies (0.1%)
Allied Universal Holdco LLC, Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 6.784%, 5/12/28(k)	38,833	34,063
CHG Healthcare Services, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 6.365%, 9/29/28(k)	8,488	8,129

		42,192

Electrical Equipment (0.0%)†
AZZ, Inc., Initial Term Loan
(CME Term SOFR 3 Month + 4.25%), 7.180%, 5/13/29(k)	3,716	3,604

Road & Rail (0.0%)†
First Student Bidco, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.00%), 5.232%, 7/21/28(k)	9,969	9,163
First Student Bidco, Inc., Term Loan C
(ICE LIBOR USD 3 Month + 3.00%), 5.232%, 7/21/28(k)	3,708	3,408

		12,571

Total Industrials		82,417

Information Technology (0.5%)
Communications Equipment (0.2%)
Global Tel*Link Corp., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 7.056%, 11/29/25(k)	199,011	177,617

IT Services (0.0%)†
Peraton Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 6.865%, 2/1/28(k)	47,843	45,259

Software (0.3%)
AI Convoy (Luxembourg) Sarl, Term Loan
(ICE LIBOR USD 6 Month + 3.50%), 5.052%, 1/18/27(k)	17	16
Barracuda Parent LLC, 1st Lien Initial Term Loan
(CME Term SOFR 1 Month + 4.50%), 7.534%, 8/15/29(k)	43,367	40,635
Cornerstone OnDemand, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 6.865%, 10/16/28(k)	32,568	27,195
DCert Buyer, Inc., 1st Lien Initial Term Loan
(CME Term SOFR 3 Month + 4.00%), 6.903%, 10/16/26(k)	39,196	37,278
Epicor Software Corp., Term Loan C
(ICE LIBOR USD 1 Month + 3.25%), 6.365%, 7/30/27(k)	19,848	18,514
GoTo Group, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.75%), 7.802%, 8/31/27(k)	80,141	55,297
LaserShip, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 4.50%), 7.377%, 5/7/28(k)	16,832	14,130
McAfee Corp., Tranche Term Loan B1
(CME Term SOFR 1 Month + 3.75%), 6.362%, 3/1/29(k)	20,727	18,870
Quest Software U.S. Holdings, Inc., 1st Lien Initial Term Loan
(CME Term SOFR 3 Month + 4.25%), 6.977%, 2/1/29(k)	66,232	48,625
Sovos Compliance LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 7.615%, 8/11/28(k)	9,146	8,716

		269,276

Total Information Technology		492,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (0.1%)
Chemicals (0.1%)
ASP Unifrax Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 7.424%, 12/12/25(k)	$79	$72
LSF11 A5 Holdco LLC, Term Loan
(CME Term SOFR 1 Month + 3.50%), 6.649%, 10/15/28(k)	3,926	3,666
PMHC II, Inc., Initial Term Loan
(CME Term SOFR 3 Month + 4.25%), 6.977%, 4/23/29(k)	27,219	21,832

		25,570

Construction Materials (0.0%)†
QUIKRETE Holdings, Inc., 1st Lien Term Loan B1
(ICE LIBOR USD 1 Month + 3.00%), 6.115%, 6/11/28(k)	19,950	19,162

Containers & Packaging (0.0%)†
Charter Next Generation, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 6.556%, 12/1/27(k)	7,035	6,648

Total Materials		51,380

Utilities (0.0%)†
Electric Utilities (0.0%)†
Astoria Energy LLC, Advance Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 6.615%, 12/10/27(k)	3,621	3,499

Total Utilities		3,499

Total Loan Participations		2,194,506

Mortgage-Backed Securities (6.2%)
FHLMC UMBS
4.000%, 6/1/52	1,022,033	948,971
4.500%, 8/1/52	1,910,909	1,821,031
FNMA UMBS 2.500%, 6/1/27	14,388	13,273
4.500%, 5/1/48	212,727	206,178
3.500%, 6/1/48	45,152	41,272
3.000%, 9/1/48	126,436	111,968
3.000%, 11/1/48	305,110	269,624
4.000%, 2/1/49	237,683	224,554
3.000%, 9/1/51	196,874	171,854
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 10/25/52 TBA	1,066,000	863,127
5.500%, 10/25/52 TBA	860,000	854,894
GNMA
3.500%, 9/20/47	134,520	123,861

Total Mortgage-Backed Securities		5,650,607

Municipal Bonds (0.5%)
San Bernardino Community College District
3.271%, 8/1/39	65,000	51,555
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	195,000	185,749
State of Ohio
3.276%, 1/1/42	60,000	46,415
Texas State University System
3.289%, 3/15/40	55,000	43,591
University of Pittsburgh-of the Commonwealth System of Higher Education
3.005%, 9/15/41	160,000	116,570

Total Municipal Bonds		443,880

Supranational (0.6%)
African Export-Import Bank (The)
3.994%, 9/21/29§	400,000	341,500
Banque Ouest Africaine de Developpement
5.000%, 7/27/27§	200,000	181,375

Total Supranational		522,875

U.S. Treasury Obligations (24.4%)
U.S. Treasury Bonds
3.250%, 5/15/42	150,000	133,148
3.750%, 11/15/43	125,000	118,731
3.000%, 11/15/44	567,000	473,799
3.000%, 2/15/47	500,000	418,438
3.000%, 2/15/48	500,000	421,328
3.125%, 5/15/48	600,000	519,469
3.375%, 11/15/48	300,000	273,375
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/26 TIPS	1,059,857	1,011,583
U.S. Treasury Notes
1.750%, 1/31/23	1,200,000	1,191,938
2.750%, 5/31/23	1,000,000	991,328
2.250%, 1/31/24	2,100,000	2,043,972
(US Treasury 3 Month Bill Money Market Yield - 0.02%), 3.282%, 1/31/24(k)	2,000,000	1,999,406
2.750%, 2/15/24	2,300,000	2,250,676
3.000%, 6/30/24	1,900,000	1,858,883
2.625%, 3/31/25	2,000,000	1,923,125
2.875%, 4/30/25	2,000,000	1,932,188
2.125%, 5/31/26	1,300,000	1,209,102
2.250%, 2/15/27	618,700	572,249
1.125%, 2/28/27	1,000,000	880,937
2.375%, 5/15/27	2,200,000	2,040,500

Total U.S. Treasury Obligations		22,264,175

Total Long-Term Debt Securities (92.4%) (Cost $96,393,577)		84,186,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Consumer Discretionary (0.0%)†
Hotels, Restaurants & Leisure (0.0%)†
24 Hour Fitness United States, Inc.,
Series A
0.000%*	9,850	$4,925

Total Preferred Stock (0.0%)† (Cost $13,308)		4,925

COMMON STOCKS:
Communication Services (0.0%)†
Media (0.0%)†
Clear Channel Outdoor Holdings, Inc.*	4,912	6,730
iHeartMedia, Inc., Class A*	1,980	14,513
iHeartMedia, Inc., Class B*	33	231

Total Communication Services		21,474

Consumer Discretionary (0.0%)†
Hotels, Restaurants & Leisure (0.0%)†
24 Hour Fitness Worldwide, Inc.*	4,164	625

Total Consumer Discretionary		625

Energy (0.3%)
Energy Equipment & Services (0.1%)
Weatherford International plc*	3,258	105,201

Oil, Gas & Consumable Fuels (0.2%)
Amplify Energy Corp.*	97	637
Birch Permian Holdings, Inc.*	9,349	177,631
Riviera Resources, Inc.(r)*	1,571	—

		178,268

Total Energy		283,469

Total Common Stocks (0.3%) (Cost $283,011)		305,568

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Battalion Oil Corp., expiring 10/8/22*	802	—

		—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.6%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	471,823	472,011

Total Investment Companies		1,472,011

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.4%)
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $2,049,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%- 7.500%, maturing 1/31/24-2/15/52; total market value $2,090,227.(xx)	$2,048,735	2,048,735
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $100,026, collateralized by various Common Stocks; total market value $110,029.(xx)	100,000	100,000

Total Repurchase Agreements		2,148,735

Total Short-Term Investments (4.0%) (Cost $3,620,746)		3,620,746

Total Investments in Securities (96.7%) (Cost $100,310,642)		88,117,239
Other Assets Less Liabilities (3.3%)		2,969,244

Net Assets (100%)		$91,086,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2022, the market value of these securities amounted to $34,821,948 or 38.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $534,498 or 0.6% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $3,262,841. This was collateralized by $202,631 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 10/31/22 – 11/15/50 and by cash of $3,148,735 which was subsequently invested in an investment company and joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2022.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Glossary:

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

COP — Colombian Peso

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Belgium	0.2%
Brazil	0.6
Canada	1.1
Cayman Islands	6.0
Chile	0.4
China	0.6
Colombia	0.7
Finland	0.2
France	1.7
Germany	0.5
Hong Kong	0.1
India	0.3
Indonesia	0.2
Ireland	0.6
Israel	0.3
Italy	0.2
Japan	0.3
Luxembourg	0.3
Macau	0.5
Mexico	0.9
Netherlands	0.2
Norway	0.3
Peru	0.2
Philippines	0.4
Romania	0.1
South Africa	0.0 #
South Korea	0.2
Spain	0.3
Supranational	0.6
Switzerland	0.8
United Arab Emirates	0.2
United Kingdom	1.8
United States	75.9
Cash and Other	3.3

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	11	12/2022	USD	1,232,688	(43,156)
U.S. Treasury 10 Year Ultra Note	3	12/2022	USD	355,453	(2,129)
U.S. Treasury Ultra Bond	5	12/2022	USD	685,000	(61,765)

					(107,050)

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	923,229	EUR	900,000	JPMorgan Chase Bank	10/17/2022	40,383
USD	281,970	COP	1,250,000,000	JPMorgan Chase Bank**	11/30/2022	13,824

Total unrealized appreciation						54,207

EUR	160,000	USD	166,078	JPMorgan Chase Bank	10/17/2022	(9,128)

Total unrealized depreciation						(9,128)

Net unrealized appreciation						45,079

**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding—buy protection as of September 30, 2022 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American High Yield Index Series 38-V2	5.00	Quarterly	6/20/2027	5.63	USD 750,000	(31,579)	47,423	15,844
CDX North American Investment Grade Index Series 39-V1	1.00	Quarterly	12/20/2027	1.08	USD 965,000	5,159	(1,987)	3,172

						(26,420)	45,436	19,016

Centrally Cleared Credit default swap contracts outstanding—sell protection as of September 30, 2022 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American Emerging Markets Index Series 37-V1	1.00	Quarterly	6/20/2027	3.71	USD	80,000	(4,370)	(3,954)	(8,324)
iTraxx Europe Main.38-V1	1.00	Quarterly	12/20/2027	1.34	EUR	965,000	(15,867)	1,244	(14,623)

							(20,237)	(2,710)	(22,947)

Total Centrally Cleared Credit default swap contracts outstanding							(46,657)	42,726	(3,931)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$6,599,732	$—		$6,599,732
Centrally Cleared Credit Default Swaps	—	48,667	—		48,667
Collateralized Mortgage Obligations	—	4,741,796	—		4,741,796
Commercial Mortgage-Backed Securities	—	500,739	—		500,739
Common Stocks
Communication Services	21,474	—	—		21,474
Consumer Discretionary	—	625	—		625
Energy	105,838	177,631	—	(a)	283,469
Corporate Bonds
Communication Services	—	3,688,136	—		3,688,136
Consumer Discretionary	—	4,488,304	—		4,488,304
Consumer Staples	—	2,048,473	—		2,048,473
Energy	—	4,079,936	—		4,079,936
Financials	—	7,497,219	—		7,497,219
Health Care	—	2,857,410	—		2,857,410
Industrials	—	4,968,624	—		4,968,624
Information Technology	—	1,816,415	—		1,816,415
Materials	—	3,383,802	—		3,383,802
Real Estate	—	1,355,843	—		1,355,843
Utilities	—	3,937,955	—		3,937,955
Foreign Government Securities	—	1,145,573	—		1,145,573
Forward Currency Contracts	—	54,207	—		54,207
Loan Participations
Communication Services	—	485,665	—		485,665
Consumer Discretionary	—	609,472	—		609,472
Consumer Staples	—	75,101	—		75,101
Financials	—	120,208	—		120,208
Health Care	—	274,612	—		274,612
Industrials	—	82,417	—		82,417
Information Technology	—	492,152	—		492,152
Materials	—	51,380	—		51,380
Utilities	—	3,499	—		3,499
Mortgage-Backed Securities	—	5,650,607	—		5,650,607
Municipal Bonds	—	443,880	—		443,880
Preferred Stock
Consumer Discretionary	—	4,925	—		4,925
Short-Term Investments
Investment Companies	1,472,011	—	—		1,472,011
Repurchase Agreements	—	2,148,735	—		2,148,735
Supranational	—	522,875	—		522,875
U.S. Treasury Obligations	—	22,264,175	—		22,264,175
Warrants
Energy	—	— (a)	—		— (a)

Total Assets	$1,599,323	$86,620,790	$—		$88,220,113

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(5,941)	$—		$(5,941)
Forward Currency Contracts	—	(9,128)	—		(9,128)
Futures	(107,050)	—	—		(107,050)

Total Liabilities	$(107,050)	$(15,069)	$—		$(122,119)

Total	$1,492,273	$86,605,721	$—		$88,097,994

(a) Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$343,583
Aggregate gross unrealized depreciation	(12,665,555)

Net unrealized depreciation	$(12,321,972)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$100,373,309

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.2%)
Ampol Ltd.	7,417	$136,947
APA Group	34,011	207,671
Aristocrat Leisure Ltd.	17,888	373,313
ASX Ltd.	5,637	259,203
Aurizon Holdings Ltd.	57,725	126,830
Australia & New Zealand Banking Group Ltd.	88,836	1,289,878
BHP Group Ltd. (ASE Stock Exchange)	86,156	2,145,707
BHP Group Ltd. (London Stock Exchange)	64,737	1,625,876
BlueScope Steel Ltd.	13,912	134,590
Brambles Ltd.	42,819	310,679
Cochlear Ltd.	1,906	235,520
Coles Group Ltd.	39,827	419,007
Commonwealth Bank of Australia	50,863	2,956,018
Computershare Ltd.	15,646	248,133
CSL Ltd.	14,358	2,603,434
Dexus (REIT)	30,449	151,024
Domino’s Pizza Enterprises Ltd.	1,885	61,713
Endeavour Group Ltd.	39,384	176,518
Evolution Mining Ltd.(x)	52,460	69,178
Fortescue Metals Group Ltd.	51,327	550,092
Glencore plc	293,876	1,551,823
Goodman Group (REIT)	50,183	501,400
GPT Group (The) (REIT)	53,223	129,188
IDP Education Ltd.(x)	6,377	106,704
Insurance Australia Group Ltd.	76,726	225,920
Lendlease Corp. Ltd.	21,425	121,171
Lottery Corp. Ltd. (The)*	69,009	183,333
Macquarie Group Ltd.	10,864	1,054,297
Medibank Pvt Ltd.	85,718	190,498
Mineral Resources Ltd.	5,182	216,919
Mirvac Group (REIT)	122,073	150,770
National Australia Bank Ltd.	95,677	1,754,352
Newcrest Mining Ltd.	26,290	286,038
Northern Star Resources Ltd.	34,680	174,838
Orica Ltd.	12,051	101,178
Origin Energy Ltd.	54,818	179,617
Qantas Airways Ltd.*	24,206	77,920
QBE Insurance Group Ltd.	42,674	315,240
Ramsay Health Care Ltd.	5,289	193,978
REA Group Ltd.(x)	1,645	119,336
Reece Ltd.	6,909	61,111
Rio Tinto Ltd.	10,960	652,261
Rio Tinto plc	33,514	1,815,236
Santos Ltd.	96,905	438,909
Scentre Group (REIT)	151,100	243,219
SEEK Ltd.	10,439	126,310
Sonic Healthcare Ltd.	14,129	274,925
South32 Ltd.	137,109	316,912
Stockland (REIT)	66,198	137,845
Suncorp Group Ltd.	36,980	235,975
Telstra Corp. Ltd.	120,632	295,663
Transurban Group	91,992	721,535
Treasury Wine Estates Ltd.	22,455	180,799
Vicinity Centres (REIT)	119,708	133,664
Washington H Soul Pattinson & Co. Ltd.	6,496	110,550
Wesfarmers Ltd.	33,806	918,777
Westpac Banking Corp.	104,358	1,370,353
WiseTech Global Ltd.	4,551	149,480
Woodside Energy Group Ltd. (ASE Stock Exchange)	44,594	907,202
Woodside Energy Group Ltd. (London Stock Exchange)	11,698	240,133
Woolworths Group Ltd.	36,127	781,672

		31,828,382

Austria (0.3%)
Erste Group Bank AG	10,005	219,101
Mondi plc (Johannesburg Stock Exchange)	233,956	3,610,289
Mondi plc (London Stock Exchange)	13,902	214,739
OMV AG	4,084	146,992
Verbund AG	2,119	180,563
voestalpine AG	3,612	61,084

		4,432,768

Belgium (0.2%)
Ageas SA/NV	4,962	180,034
Anheuser-Busch InBev SA/NV	25,890	1,171,212
D’ieteren Group	760	106,644
Elia Group SA/NV	1,028	120,821
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,486	104,083
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	1,478	102,707
KBC Group NV	7,452	349,563
Proximus SADP	4,734	49,051
Sofina SA	479	81,398
Solvay SA	2,109	161,326
UCB SA	3,639	251,689
Umicore SA	6,135	177,877
Warehouses De Pauw CVA (REIT)	4,545	110,407

		2,966,812

Brazil (1.1%)
Cia Brasileira de Aluminio	459,546	980,540
Itau Unibanco Holding SA (Preference)(q)*	937,848	4,868,009
Lojas Renner SA*	728,763	3,771,921
MercadoLibre, Inc.*	3,188	2,638,963
Petroleo Brasileiro SA (Preference)(q)	423,426	2,351,691
Raia Drogasil SA	270,646	1,141,416
StoneCo Ltd., Class A*	50,359	479,921
Yara International ASA	4,900	171,271

		16,403,732

Chile (0.2%)
Antofagasta plc	201,141	2,481,124

China (4.0%)
Airtac International Group	118,109	2,701,971
Alibaba Group Holding Ltd.*	324,300	3,253,019
BOC Hong Kong Holdings Ltd.	115,000	380,194
Budweiser Brewing Co. APAC Ltd.(m)	53,600	139,707
BYD Co. Ltd., Class H	94,000	2,311,658
China Construction Bank Corp., Class H	7,787,420	4,481,380
China Mengniu Dairy Co. Ltd.*	708,000	2,777,023
China Merchants Bank Co. Ltd., Class H	620,000	2,868,514
China Resources Beer Holdings Co. Ltd.	440,000	3,047,827
China Tourism Group Duty Free Corp. Ltd., Class H(m)*	45,200	1,136,096
Chow Tai Fook Jewellery Group Ltd.	62,200	116,453
ESR Group Ltd.(m)	59,000	148,820
Futu Holdings Ltd. (ADR)(x)*	1,558	58,098
Hua Hong Semiconductor Ltd.(m)*	145,000	329,738
JD.com, Inc., Class A	49,654	1,253,828
JD.com, Inc. (ADR)	179,790	9,043,437

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Jiangsu Hengrui Medicine Co. Ltd., Class A	200,604	$991,945
Kweichow Moutai Co. Ltd., Class A	10,047	2,642,732
Li Ning Co. Ltd.	217,500	1,652,829
Meituan, Class B(m)*	140,700	2,948,943
NARI Technology Co. Ltd., Class A	129,300	451,393
NXP Semiconductors NV	3,576	527,496
Postal Savings Bank of China Co. Ltd., Class H(m)	1,766,000	1,033,816
Prosus NV*	24,724	1,288,464
Proya Cosmetics Co. Ltd., Class A	47,680	1,094,865
Shenzhou International Group Holdings Ltd.	236,400	1,813,243
Silergy Corp.	92,000	1,205,969
SITC International Holdings Co. Ltd.	40,000	73,257
Sungrow Power Supply Co. Ltd., Class A	74,998	1,158,216
Tencent Holdings Ltd.	180,700	6,102,600
Will Semiconductor Co. Ltd., Class A	23,220	260,580
Wilmar International Ltd.	59,800	159,207
Xinyi Glass Holdings Ltd.	56,000	81,111
Zijin Mining Group Co. Ltd., Class H	916,000	882,948

		58,417,377

Czech Republic (0.1%)
Komercni Banka A/S	80,676	2,018,515

Denmark (1.1%)
AP Moller - Maersk A/S, Class A	90	158,605
AP Moller - Maersk A/S, Class B	150	271,716
Carlsberg A/S, Class B	2,901	338,487
Chr Hansen Holding A/S	3,283	160,930
Coloplast A/S, Class B	3,530	356,882
Danske Bank A/S	20,042	248,031
Demant A/S*	2,745	67,644
DSV A/S	5,580	646,756
Genmab A/S*	1,982	638,876
GN Store Nord A/S	3,630	63,232
Novo Nordisk A/S, Class B	110,715	11,035,407
Novozymes A/S, Class B	6,136	306,044
Orsted A/S(m)	5,719	455,074
Pandora A/S	2,704	125,945
ROCKWOOL A/S, Class B	261	40,916
Tryg A/S	10,876	223,520
Vestas Wind Systems A/S	30,101	551,870

		15,689,935

Finland (0.3%)
Elisa OYJ	4,044	183,400
Fortum OYJ	13,823	185,798
Kesko OYJ, Class B	8,577	159,381
Kone OYJ, Class B	10,271	395,522
Neste OYJ	12,770	553,848
Nokia OYJ	159,219	679,888
Nordea Bank Abp (Aquis Stock Exchange)	1,902	16,273
Nordea Bank Abp (Turquoise Stock Exchange)	99,204	848,834
Orion OYJ, Class B	3,302	139,176
Sampo OYJ, Class A	14,273	609,136
Stora Enso OYJ, Class R	15,656	199,674
UPM-Kymmene OYJ	15,970	507,485
Wartsila OYJ Abp	14,734	93,871

		4,572,286

France (4.3%)
Accor SA*	5,288	110,407
Adevinta ASA*	8,280	48,578
Aeroports de Paris*	894	102,968
Air Liquide SA	15,587	1,774,842
Airbus SE	103,690	8,958,014
Alstom SA(x)	9,689	155,801
Amundi SA(m)	1,892	78,453
Arkema SA	1,660	121,071
AXA SA	55,710	1,219,757
BioMerieux	1,289	101,571
BNP Paribas SA	33,113	1,397,943
Bollore SE	27,510	125,850
Bouygues SA	7,111	185,250
Bureau Veritas SA	8,350	186,474
Capgemini SE	4,915	785,469
Carrefour SA	17,995	249,300
Cie de Saint-Gobain	14,838	529,180
Cie Generale des Etablissements Michelin SCA	20,448	455,559
Covivio (REIT)	1,249	59,716
Credit Agricole SA	36,425	293,283
Danone SA	19,136	901,629
Dassault Aviation SA	780	88,587
Dassault Systemes SE	43,692	1,501,855
Edenred	7,270	334,152
Eiffage SA	2,357	188,684
Electricite de France SA	16,697	194,408
Engie SA	54,924	630,189
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	3,465	469,402
EssilorLuxottica SA (Turquoise Stock Exchange)	9,872	1,337,612
Eurazeo SE	1,297	67,722
Gecina SA (REIT)	1,429	111,071
Getlink SE	12,702	196,875
Hermes International	944	1,109,537
Ipsen SA	1,174	108,425
Kering SA	15,164	6,705,804
Klepierre SA (REIT)*	6,424	110,905
La Francaise des Jeux SAEM(m)	2,972	87,937
Legrand SA	7,812	504,725
L’Oreal SA	7,193	2,290,380
LVMH Moet Hennessy Louis Vuitton SE	27,592	16,219,543
Orange SA	59,466	537,735
Pernod Ricard SA	6,245	1,141,480
Publicis Groupe SA	6,941	328,433
Remy Cointreau SA	691	114,521
Renault SA*	5,983	160,695
Safran SA	10,179	925,521
Sanofi	33,942	2,590,463
Sartorius Stedim Biotech	803	245,471
SEB SA	744	46,666
Societe Generale SA	23,481	465,892
Sodexo SA	2,490	187,271
Teleperformance	1,767	446,419
Thales SA	3,166	349,209
TotalEnergies SE	73,900	3,478,467
Ubisoft Entertainment SA*	2,883	79,152
Unibail-Rodamco-Westfield (REIT)(x)*	3,577	146,832
Valeo	6,056	91,024
Veolia Environnement SA	20,088	381,132
Vinci SA	15,905	1,277,576
Vivendi SE	21,384	165,744
Wendel SE	835	59,724
Worldline SA(m)*	7,137	279,093

		63,597,448

Germany (2.2%)
adidas AG	5,150	597,660
Allianz SE (Registered)	12,175	1,926,702
Aroundtown SA	31,542	69,598

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
BASF SE	27,377	$1,060,962
Bayer AG (Registered)	29,283	1,351,350
Bayerische Motoren Werke AG	9,764	667,556
Bayerische Motoren Werke AG (Preference)(q)	1,705	111,486
Bechtle AG	2,550	92,780
Beiersdorf AG	2,936	290,534
Brenntag SE	4,517	275,629
Carl Zeiss Meditec AG	1,094	115,207
Commerzbank AG*	31,184	223,746
Continental AG	3,233	145,254
Covestro AG(m)	6,015	173,905
Daimler Truck Holding AG*	13,830	316,512
Deutsche Bank AG (Registered)	61,604	460,778
Deutsche Boerse AG	5,659	931,681
Deutsche Lufthansa AG (Registered)*	18,604	107,315
Deutsche Post AG (Registered)	29,546	899,037
Deutsche Telekom AG (Registered)	96,611	1,656,113
E.ON SE	67,758	524,405
Evonik Industries AG	6,527	110,063
Fresenius Medical Care AG & Co. KGaA	6,066	172,414
Fresenius SE & Co. KGaA	12,535	268,490
GEA Group AG	4,190	137,015
Hannover Rueck SE	1,736	262,181
HeidelbergCement AG	4,331	173,486
HelloFresh SE*	4,880	103,013
Henkel AG & Co. KGaA	3,234	184,592
Henkel AG & Co. KGaA (Preference)(q)	5,264	314,642
Infineon Technologies AG	122,937	2,724,350
KION Group AG	2,246	43,522
Knorr-Bremse AG	2,258	97,898
LEG Immobilien SE	2,081	125,214
Mercedes-Benz Group AG	23,917	1,223,059
Merck KGaA	3,852	628,660
MTU Aero Engines AG	1,552	234,202
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,164	1,007,218
Nemetschek SE	1,797	86,534
Porsche Automobil Holding SE (Preference)(q)	4,528	257,933
Puma SE	3,277	153,423
Rational AG	159	77,659
Rheinmetall AG	1,331	206,162
RWE AG	19,148	704,546
SAP SE	64,619	5,326,854
Sartorius AG (Preference)(q)	744	259,856
Scout24 SE(m)	2,479	125,619
Siemens AG (Registered)	22,802	2,256,793
Siemens Energy AG(x)	13,305	148,099
Siemens Healthineers AG(m)	8,224	356,237
Symrise AG	4,057	399,214
Telefonica Deutschland Holding AG	30,918	62,618
Uniper SE(x)	2,848	10,804
United Internet AG (Registered)	3,019	56,942
Volkswagen AG	880	145,042
Volkswagen AG (Preference)(q)	5,485	677,501
Vonovia SE	21,356	464,786
Zalando SE(m)*	1,819	36,064
Zalando SE (Bulgaria Stock Exchange)(m)(x)*	5,014	99,416

		31,720,331

Hong Kong (0.7%)
AIA Group Ltd.	359,000	2,980,618
CK Asset Holdings Ltd.	62,264	373,618
CK Infrastructure Holdings Ltd.	17,500	89,287
CLP Holdings Ltd.	48,000	361,709
Hang Lung Properties Ltd.	63,000	102,842
Hang Seng Bank Ltd.	23,700	358,138
Henderson Land Development Co. Ltd.	39,474	110,177
HK Electric Investments & HK Electric Investments Ltd.(m)	73,500	51,516
HKT Trust & HKT Ltd.	118,260	138,315
Hong Kong & China Gas Co. Ltd.	332,856	292,403
Hong Kong Exchanges & Clearing Ltd.	36,028	1,223,263
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	30,100	129,731
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	1,900	8,335
Jardine Matheson Holdings Ltd.	4,700	237,820
Link REIT (REIT)	62,000	432,738
MTR Corp. Ltd.	43,500	199,056
New World Development Co. Ltd.	47,095	133,067
Power Assets Holdings Ltd.	43,000	214,919
Prudential plc	81,815	803,839
Sino Land Co. Ltd.	93,001	122,389
Sun Hung Kai Properties Ltd.	42,500	467,295
Swire Pacific Ltd., Class A	13,500	100,746
Swire Properties Ltd.	36,400	78,221
Techtronic Industries Co. Ltd.	41,500	392,069
WH Group Ltd.(m)	229,466	144,344
Wharf Real Estate Investment Co. Ltd.	52,100	235,286

		9,781,741

India (4.1%)
Asian Paints Ltd.	38,766	1,590,059
Bajaj Auto Ltd.	55,562	2,400,625
DLF Ltd.	1,723,471	7,485,579
Eicher Motors Ltd.	36,293	1,625,290
Gland Pharma Ltd.(m)*	33,221	851,988
HDFC Bank Ltd. (ADR)	77,886	4,550,100
Hindalco Industries Ltd.	672,879	3,184,927
Housing Development Finance Corp. Ltd.	81,497	2,269,425
ICICI Bank Ltd.	580,698	6,082,903
ICICI Bank Ltd. (ADR)	226,093	4,741,170
ICICI Prudential Life Insurance Co. Ltd.(m)	270,645	1,732,292
Infosys Ltd.	147,414	2,526,027
Infosys Ltd. (ADR)	59,689	1,012,922
Macrotech Developers Ltd.(m)*	50,744	570,668
Mahindra & Mahindra Financial Services Ltd.	730,147	1,651,745
Mahindra & Mahindra Ltd.	174,143	2,689,791
MakeMyTrip Ltd.*	37,327	1,145,939
Max Healthcare Institute Ltd.*	371,851	1,860,424
Reliance Industries Ltd.	219,943	6,361,474
Shree Cement Ltd.	4,046	1,043,994
Star Health & Allied Insurance Co. Ltd.*	151,534	1,310,255
State Bank of India	629,683	4,071,670

		60,759,267

Indonesia (0.5%)
Bank Central Asia Tbk. PT	5,377,500	3,001,926
Bank Mandiri Persero Tbk. PT	4,024,500	2,467,605
Bank Rakyat Indonesia Persero Tbk. PT	3,918,500	1,152,707

		6,622,238

Ireland (0.2%)
AerCap Holdings NV*	4,106	173,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CRH plc	22,747	$728,388
Flutter Entertainment plc*	5,036	550,155
Kerry Group plc, Class A	4,771	423,845
Kingspan Group plc	4,430	197,931
Smurfit Kappa Group plc	7,628	215,502

		2,289,628

Israel (0.2%)
Azrieli Group Ltd.	1,321	89,989
Bank Hapoalim BM	37,550	316,012
Bank Leumi Le-Israel BM	47,137	401,369
Bezeq The Israeli Telecommunication Corp. Ltd.	61,825	101,125
Check Point Software Technologies Ltd.*	3,055	342,221
Elbit Systems Ltd.	807	152,853
ICL Group Ltd.	21,497	172,285
Israel Discount Bank Ltd., Class A	36,231	182,026
Mizrahi Tefahot Bank Ltd.	4,152	145,085
Nice Ltd.*	1,858	351,146
Teva Pharmaceutical Industries Ltd. (ADR)*	34,129	275,421
Tower Semiconductor Ltd.*	3,333	145,569
Wix.com Ltd.*	1,647	128,845
ZIM Integrated Shipping Services Ltd.(x)	2,563	60,230

		2,864,176

Italy (0.5%)
Amplifon SpA	3,875	101,477
Assicurazioni Generali SpA	32,940	448,356
Atlantia SpA	14,506	321,115
Brunello Cucinelli SpA	20,657	1,005,617
Coca-Cola HBC AG	6,237	131,256
Davide Campari-Milano NV	16,268	144,302
DiaSorin SpA	734	82,019
Enel SpA	242,431	993,488
Eni SpA	76,299	810,578
Ferrari NV	3,798	708,394
FinecoBank Banca Fineco SpA	18,636	229,057
Infrastrutture Wireless Italiane SpA(m)	10,460	91,453
Intesa Sanpaolo SpA	492,290	810,269
Mediobanca Banca di Credito Finanziario SpA	16,737	130,844
Moncler SpA	6,291	258,307
Nexi SpA(m)*	13,678	110,448
Poste Italiane SpA(m)	16,309	123,184
Prysmian SpA	7,929	227,115
Recordati Industria Chimica e Farmaceutica SpA	2,833	104,072
Snam SpA	58,340	235,668
Telecom Italia SpA*	277,848	51,571
Terna - Rete Elettrica Nazionale	41,090	250,314
UniCredit SpA	61,855	625,487

		7,994,391

Japan (6.8%)
Advantest Corp.(x)	5,800	269,547
Aeon Co. Ltd.	19,400	362,897
AGC, Inc.	6,000	186,492
Aisin Corp.(x)	4,600	118,154
Ajinomoto Co., Inc.	13,600	370,518
ANA Holdings, Inc.(x)*	4,400	82,761
Asahi Group Holdings Ltd.	13,600	421,890
Asahi Intecc Co. Ltd.	6,400	101,263
Asahi Kasei Corp.	38,800	256,609
Astellas Pharma, Inc.	54,700	723,044
Azbil Corp.	3,000	78,302
Bandai Namco Holdings, Inc.	5,900	385,348
Bridgestone Corp.	17,200	556,017
Brother Industries Ltd.	6,900	118,970
Canon, Inc.	30,000	654,288
Capcom Co. Ltd.	4,700	117,510
Central Japan Railway Co.	4,300	503,745
Chiba Bank Ltd. (The)(x)	16,500	88,845
Chubu Electric Power Co., Inc.	18,000	161,845
Chugai Pharmaceutical Co. Ltd.	20,200	504,375
Concordia Financial Group Ltd.(x)	33,900	104,808
CyberAgent, Inc.(x)	12,600	104,948
Dai Nippon Printing Co. Ltd.	7,000	139,684
Daifuku Co. Ltd.(x)	2,800	131,572
Dai-ichi Life Holdings, Inc.	29,100	462,560
Daiichi Sankyo Co. Ltd.	52,200	1,452,041
Daikin Industries Ltd.	7,400	1,143,449
Daito Trust Construction Co. Ltd.(x)	1,700	159,627
Daiwa House Industry Co. Ltd.(x)	17,500	356,635
Daiwa House REIT Investment Corp. (REIT)	69	143,220
Daiwa Securities Group, Inc.(x)	39,800	155,951
Denso Corp.	13,100	597,936
Dentsu Group, Inc.	6,686	190,351
Disco Corp.(x)	800	174,333
East Japan Railway Co.	9,037	463,938
Eisai Co. Ltd.(x)	7,700	413,019
ENEOS Holdings, Inc.(x)	89,433	288,783
FANUC Corp.	9,018	1,247,531
Fast Retailing Co. Ltd.	1,700	903,431
Fuji Electric Co. Ltd.	3,900	142,959
FUJIFILM Holdings Corp.	10,700	489,640
Fujitsu Ltd.	5,900	636,270
GLP J-REIT (REIT)	128	141,298
GMO Payment Gateway, Inc.	1,200	81,088
Hakuhodo DY Holdings, Inc.	6,400	45,139
Hamamatsu Photonics KK	4,300	184,624
Hankyu Hanshin Holdings, Inc.	7,100	213,708
Hikari Tsushin, Inc.(x)	600	70,211
Hirose Electric Co. Ltd.	749	97,347
Hitachi Construction Machinery Co. Ltd.(x)	3,200	59,456
Hitachi Ltd.	28,840	1,221,151
Hitachi Metals Ltd.*	6,700	100,734
Honda Motor Co. Ltd.(x)	48,600	1,058,706
Hoshizaki Corp.	3,400	94,097
Hoya Corp.	10,900	1,047,979
Hulic Co. Ltd.	8,400	61,807
Ibiden Co. Ltd.	3,300	90,607
Idemitsu Kosan Co. Ltd.(x)	5,839	126,340
Iida Group Holdings Co. Ltd.(x)	4,600	62,494
Inpex Corp.	31,900	299,284
Isuzu Motors Ltd.	17,200	190,140
Ito En Ltd.	1,700	68,410
ITOCHU Corp.(x)	35,300	855,527
Itochu Techno-Solutions Corp.	2,900	67,639
Japan Airlines Co. Ltd.*	4,688	83,776
Japan Exchange Group, Inc.	14,400	194,659
Japan Metropolitan Fund Invest (REIT)	218	163,990
Japan Post Bank Co. Ltd.	10,800	75,299
Japan Post Holdings Co. Ltd.	70,900	469,472
Japan Post Insurance Co. Ltd.(x)	5,300	74,250
Japan Real Estate Investment Corp. (REIT)	39	160,597
Japan Tobacco, Inc.	36,000	590,893
JFE Holdings, Inc.(x)	13,300	123,795
JSR Corp.	5,500	104,810
Kajima Corp.(x)	12,000	113,989

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Kakaku.com, Inc.	3,700	$62,211
Kansai Electric Power Co., Inc. (The)(x)	21,900	182,505
Kao Corp.	14,000	567,677
KDDI Corp.(x)	48,100	1,410,770
Keio Corp.	3,200	115,751
Keisei Electric Railway Co. Ltd.	3,299	89,959
Keyence Corp.	23,372	7,759,573
Kikkoman Corp.(x)	4,500	253,004
Kintetsu Group Holdings Co. Ltd.	5,300	175,746
Kirin Holdings Co. Ltd.	24,300	374,249
Kobayashi Pharmaceutical Co. Ltd.	1,500	87,451
Kobe Bussan Co. Ltd.	3,900	93,338
Koei Tecmo Holdings Co. Ltd.(x)	3,480	56,604
Koito Manufacturing Co. Ltd.	6,600	90,449
Komatsu Ltd.	27,200	491,882
Konami Group Corp.	2,900	134,074
Kose Corp.	1,000	101,796
Kubota Corp.	30,400	421,562
Kurita Water Industries Ltd.	3,100	109,329
Kyocera Corp.	9,500	480,212
Kyowa Kirin Co. Ltd.	8,400	192,699
Lasertec Corp.	2,300	231,284
Lixil Corp.(x)	8,300	120,270
M3, Inc.	13,000	358,470
Makita Corp.	7,000	135,723
Marubeni Corp.	46,100	404,748
Mazda Motor Corp.	17,660	116,898
McDonald’s Holdings Co. Japan Ltd.	2,110	73,499
Meiji Holdings Co. Ltd.(x)	3,244	143,900
Minebea Mitsumi, Inc.	11,300	167,598
MISUMI Group, Inc.	8,800	187,228
Mitsubishi Chemical Group Corp.(x)	39,900	183,219
Mitsubishi Corp.	37,600	1,032,637
Mitsubishi Electric Corp.	57,000	514,909
Mitsubishi Estate Co. Ltd.	35,100	460,545
Mitsubishi HC Capital, Inc.	20,500	88,189
Mitsubishi Heavy Industries Ltd.(x)	9,400	313,399
Mitsubishi UFJ Financial Group, Inc.(x)	356,300	1,606,709
Mitsui & Co. Ltd.(x)	41,600	892,485
Mitsui Chemicals, Inc.(x)	5,700	111,301
Mitsui Fudosan Co. Ltd.	27,000	514,678
Mitsui OSK Lines Ltd.(x)	10,500	188,586
Mizuho Financial Group, Inc.(x)	71,353	770,895
MonotaRO Co. Ltd.	7,800	117,901
MS&AD Insurance Group Holdings, Inc.(x)	13,107	346,861
Murata Manufacturing Co. Ltd.	133,009	6,109,759
NEC Corp.	7,600	243,271
Nexon Co. Ltd.	15,100	264,076
NGK Insulators Ltd.(x)	6,500	81,028
Nidec Corp.	46,812	2,637,015
Nihon M&A Center Holdings, Inc.	9,400	106,332
Nintendo Co. Ltd.	33,000	1,336,258
Nippon Building Fund, Inc. (REIT)	46	202,264
Nippon Express Holdings, Inc.	2,300	116,298
Nippon Paint Holdings Co. Ltd.	22,100	148,017
Nippon Prologis REIT, Inc. (REIT)	64	139,593
Nippon Sanso Holdings Corp.	4,700	74,235
Nippon Shinyaku Co. Ltd.	1,500	76,095
Nippon Steel Corp.(x)	24,691	343,673
Nippon Telegraph & Telephone Corp.	35,636	961,388
Nippon Yusen KK(x)	14,100	240,802
Nissan Chemical Corp.	3,800	169,820
Nissan Motor Co. Ltd.	66,800	213,536
Nisshin Seifun Group, Inc.	6,180	62,742
Nissin Foods Holdings Co. Ltd.	1,700	118,022
Nitori Holdings Co. Ltd.	2,200	184,098
Nitto Denko Corp.	4,300	233,151
Nomura Holdings, Inc.(x)	88,900	293,483
Nomura Real Estate Holdings, Inc.	3,500	79,344
Nomura Real Estate Master Fund, Inc. (REIT)	132	145,985
Nomura Research Institute Ltd.	9,954	244,646
NTT Data Corp.	18,100	233,920
Obayashi Corp.(x)	20,200	129,706
Obic Co. Ltd.	2,000	265,173
Odakyu Electric Railway Co. Ltd.	9,300	118,963
Oji Holdings Corp.(x)	25,300	94,175
Olympus Corp.	36,700	706,322
Omron Corp.	25,500	1,162,231
Ono Pharmaceutical Co. Ltd.	10,600	246,577
Open House Group Co. Ltd.(x)	2,500	84,728
Oracle Corp. (BMV Mexico Stock Exchange)	1,100	58,070
Oriental Land Co. Ltd.	6,000	817,645
ORIX Corp.	35,200	495,052
Osaka Gas Co. Ltd.	11,700	176,163
Otsuka Corp.	3,500	108,470
Otsuka Holdings Co. Ltd.	11,400	361,587
Pan Pacific International Holdings Corp.	11,300	198,563
Panasonic Holdings Corp.	66,500	466,997
Persol Holdings Co. Ltd.	5,500	100,237
Rakuten Group, Inc.	27,000	115,830
Recruit Holdings Co. Ltd.	43,000	1,241,118
Renesas Electronics Corp.*	35,600	296,695
Resona Holdings, Inc.	61,105	223,112
Ricoh Co. Ltd.	17,500	127,706
Rohm Co. Ltd.	2,700	177,078
SBI Holdings, Inc.	7,560	135,856
SCSK Corp.	4,800	72,021
Secom Co. Ltd.(x)	6,100	346,588
Seiko Epson Corp.(x)	8,700	118,660
Sekisui Chemical Co. Ltd.(x)	10,200	124,847
Sekisui House Ltd.	17,800	295,627
Seven & i Holdings Co. Ltd.	22,400	899,784
SG Holdings Co. Ltd.	8,600	116,875
Sharp Corp.	6,699	40,027
Shimadzu Corp.	7,400	192,621
Shimano, Inc.	2,100	330,964
Shimizu Corp.(x)	17,200	84,401
Shin-Etsu Chemical Co. Ltd.	11,200	1,112,201
Shionogi & Co. Ltd.	7,700	372,504
Shiseido Co. Ltd.	12,100	423,534
Shizuoka Bank Ltd. (The)(r)(x)	13,900	84,084
SMC Corp.	1,700	685,819
SoftBank Corp.(x)	85,300	853,060
SoftBank Group Corp.	35,900	1,219,528
Sompo Holdings, Inc.	9,281	369,896
Sony Group Corp.	37,600	2,420,023
Square Enix Holdings Co. Ltd.	2,700	115,790
Subaru Corp.	17,900	268,486
SUMCO Corp.	10,700	124,328
Sumitomo Chemical Co. Ltd.(x)	46,400	160,204
Sumitomo Corp.	33,400	416,797
Sumitomo Electric Industries Ltd.	21,300	216,212
Sumitomo Metal Mining Co. Ltd.	7,700	221,880
Sumitomo Mitsui Financial Group, Inc.	38,907	1,082,690
Sumitomo Mitsui Trust Holdings, Inc.	9,802	277,071
Sumitomo Realty & Development Co. Ltd.(x)	9,600	218,603

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Suntory Beverage & Food Ltd.	4,300	$152,585
Suzuki Motor Corp.	10,800	335,018
Sysmex Corp.	5,100	274,482
T&D Holdings, Inc.(x)	14,800	139,957
Taisei Corp.	5,200	144,638
Takeda Pharmaceutical Co. Ltd.(x)	44,790	1,163,293
TDK Corp.	101,900	3,092,269
Terumo Corp.(x)	19,200	541,797
TIS, Inc.	6,700	177,902
Tobu Railway Co. Ltd.	5,900	139,198
Toho Co. Ltd.	3,400	122,524
Tokio Marine Holdings, Inc.	54,600	970,439
Tokyo Electric Power Co. Holdings, Inc.*	47,500	150,957
Tokyo Electron Ltd.	4,500	1,114,159
Tokyo Gas Co. Ltd.	11,700	197,600
Tokyu Corp.(x)	15,600	177,766
Toppan, Inc.	8,200	122,363
Toray Industries, Inc.	43,200	212,029
Toshiba Corp.(x)	11,900	423,845
Tosoh Corp.(x)	8,100	90,448
TOTO Ltd.	4,400	146,921
Toyota Industries Corp.	4,500	214,407
Toyota Motor Corp.	316,070	4,114,230
Toyota Tsusho Corp.	6,600	204,872
Trend Micro, Inc.	3,800	205,802
Unicharm Corp.	11,900	388,974
USS Co. Ltd.	6,800	104,659
Welcia Holdings Co. Ltd.	2,900	60,933
West Japan Railway Co.	6,500	249,113
Yakult Honsha Co. Ltd.	4,000	232,599
Yamaha Corp.(x)	4,200	149,577
Yamaha Motor Co. Ltd.	8,700	163,029
Yamato Holdings Co. Ltd.	9,100	136,226
Yaskawa Electric Corp.	7,400	213,610
Yokogawa Electric Corp.	6,500	102,431
Z Holdings Corp.	82,600	214,635
ZOZO, Inc.	4,000	79,772

		99,648,284

Jordan (0.0%)†
Hikma Pharmaceuticals plc	5,341	80,865

Luxembourg (0.0%)†
ArcelorMittal SA	15,699	313,951
Eurofins Scientific SE	4,123	244,488

		558,439

Macau (0.0%)†
Galaxy Entertainment Group Ltd.	63,000	367,846
Sands China Ltd.*	75,587	187,145

		554,991

Malta (0.0%)
BGP Holdings plc(r)*	796,081	—

Mexico (0.7%)
Grupo Financiero Banorte SAB de CV, Class O	859,818	5,509,547
Wal-Mart de Mexico SAB de CV	1,218,085	4,277,919

		9,787,466

Netherlands (1.4%)
ABN AMRO Bank NV (CVA)(m)	13,166	118,011
Adyen NV(m)*	646	803,655
Aegon NV	55,694	221,334
Akzo Nobel NV	5,550	312,998
Argenx SE*	1,641	592,805
ASM International NV	1,390	310,999
ASML Holding NV	16,458	6,826,635
Euronext NV(m)	2,618	165,662
EXOR NV*	3,376	216,650
Heineken Holding NV	3,005	205,168
Heineken NV	7,620	668,019
IMCD NV	1,741	206,620
ING Groep NV	116,454	998,513
JDE Peet’s NV	3,068	89,486
Koninklijke Ahold Delhaize NV	31,170	793,711
Koninklijke DSM NV	5,206	590,464
Koninklijke KPN NV	98,243	266,212
Koninklijke Philips NV	27,010	417,211
NN Group NV	8,209	319,502
OCI NV	3,219	118,366
Randstad NV(x)	3,278	141,750
Shell plc	221,717	5,516,385
Universal Music Group NV	21,384	403,090
Wolters Kluwer NV	7,825	761,850

		21,065,096

New Zealand (0.1%)
Auckland International Airport Ltd.*	38,801	155,958
Fisher & Paykel Healthcare Corp. Ltd.	17,951	185,096
Mercury NZ Ltd.	18,569	59,155
Meridian Energy Ltd.	39,738	106,847
Spark New Zealand Ltd.	57,640	161,468
Xero Ltd.*	4,108	188,792

		857,316

Norway (0.2%)
Aker BP ASA	9,651	276,731
DNB Bank ASA	27,657	437,864
Equinor ASA	29,131	960,845
Gjensidige Forsikring ASA	5,811	99,435
Kongsberg Gruppen ASA	2,732	82,872
Mowi ASA	12,641	160,177
Norsk Hydro ASA	41,858	225,174
Orkla ASA	23,377	169,738
Salmar ASA	1,800	60,620
Telenor ASA	20,314	185,398

		2,658,854

Panama (0.3%)
Copa Holdings SA, Class A*	56,269	3,770,586

Poland (0.2%)
Dino Polska SA(m)*	15,001	909,571
LPP SA	1,385	2,158,995

		3,068,566

Portugal (0.2%)
EDP - Energias de Portugal SA	81,585	353,192
Galp Energia SGPS SA, Class B	270,109	2,588,712
Jeronimo Martins SGPS SA	7,835	145,976

		3,087,880

Singapore (0.4%)
CapitaLand Integrated Commercial Trust (REIT)	153,269	203,772
Capitaland Investment Ltd.	73,400	176,801
CapLand Ascendas REIT (REIT)	102,115	190,325
City Developments Ltd.	11,200	59,046
DBS Group Holdings Ltd.	54,000	1,248,478
Genting Singapore Ltd.	188,257	102,403
Grab Holdings Ltd., Class A(x)*	33,095	87,040
Keppel Corp. Ltd.	45,300	217,506
Mapletree Logistics Trust (REIT)	96,799	104,520
Mapletree Pan Asia Commercial Trust (REIT)	67,100	80,146
Oversea-Chinese Banking Corp. Ltd.	100,978	827,156
Sea Ltd. (ADR)*	10,646	596,708
Singapore Airlines Ltd.*	41,750	147,330
Singapore Exchange Ltd.	25,000	163,904
Singapore Technologies Engineering Ltd.	43,300	107,335

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Singapore Telecommunications Ltd.	245,200	$451,316
STMicroelectronics NV	20,372	628,569
United Overseas Bank Ltd.	35,267	640,325
UOL Group Ltd.	14,743	67,973
Venture Corp. Ltd.	8,000	91,117

		6,191,770

South Africa (0.9%)
Anglo American Platinum Ltd.(x)	38,224	2,683,972
Anglo American plc (Johannesburg Stock Exchange)	163,242	4,876,698
Anglo American plc (London stock Exchange)	37,876	1,144,173
Capitec Bank Holdings Ltd.	33,628	2,882,596
Sanlam Ltd.	238,277	674,532
Woolworths Holdings Ltd.	497,152	1,674,312

		13,936,283

South Korea (1.3%)
Delivery Hero SE(m)*	5,000	185,163
KB Financial Group, Inc.	67,118	2,033,049
Kia Corp.	23,078	1,151,761
LG Chem Ltd.	3,347	1,240,315
NAVER Corp.	5,479	730,221
Samsung Electronics Co. Ltd.	238,203	8,752,371
Samsung SDI Co. Ltd.	4,374	1,650,271
SK Hynix, Inc.	46,610	2,674,395

		18,417,546

Spain (0.6%)
Acciona SA	754	133,084
ACS Actividades de Construccion y Servicios SA	6,342	141,928
Aena SME SA(m)*	2,169	224,433
Amadeus IT Group SA*	26,982	1,248,968
Banco Bilbao Vizcaya Argentaria SA	202,738	910,610
Banco Santander SA	509,126	1,183,336
CaixaBank SA	131,180	422,714
Cellnex Telecom SA(m)	16,080	495,768
EDP Renovaveis SA	8,969	184,336
Enagas SA	7,747	119,567
Endesa SA	8,902	133,443
Ferrovial SA	14,382	326,392
Grifols SA*	9,230	79,019
Iberdrola SA	177,494	1,650,051
Industria de Diseno Textil SA	32,208	665,269
Naturgy Energy Group SA	4,444	102,444
Red Electrica Corp. SA	13,473	206,353
Repsol SA	42,435	488,326
Siemens Gamesa Renewable Energy SA*	7,420	130,318
Telefonica SA	156,175	514,868

		9,361,227

Sweden (1.3%)
Alfa Laval AB	8,397	207,450
Assa Abloy AB, Class B	200,463	3,746,131
Atlas Copco AB, Class A	508,927	4,712,761
Atlas Copco AB, Class B	46,760	386,891
Boliden AB	8,053	249,055
Electrolux AB, Class B(x)	7,020	72,708
Embracer Group AB(x)*	19,518	115,695
Epiroc AB, Class A	19,369	277,048
Epiroc AB, Class B	12,138	152,666
EQT AB	8,886	170,949
Essity AB, Class B	18,153	358,326
Evolution AB(m)	5,345	420,932
Fastighets AB Balder, Class B*	20,004	79,062
Getinge AB, Class B	6,988	119,943
H & M Hennes & Mauritz AB, Class B(x)	22,732	210,090
Hexagon AB, Class B	58,017	537,891
Holmen AB, Class B	2,866	109,057
Husqvarna AB, Class B	12,854	70,843
Industrivarden AB, Class C	4,078	81,219
Industrivarden AB, Class A	4,026	81,040
Indutrade AB	8,346	134,595
Investment AB Latour, Class B	4,608	75,618
Investor AB, Class A	15,235	233,133
Investor AB, Class B	54,307	791,620
Kinnevik AB, Class B*	7,529	98,379
L E Lundbergforetagen AB, Class B	2,221	79,850
Lifco AB, Class B	7,122	98,317
Nibe Industrier AB, Class B	46,250	410,650
Sagax AB, Class B	5,809	95,623
Sandvik AB	31,298	426,200
Securitas AB, Class B(x)	9,746	67,853
Skandinaviska Enskilda Banken AB, Class A	48,511	460,478
Skanska AB, Class B	10,666	132,570
SKF AB, Class B	11,878	158,832
Svenska Cellulosa AB SCA, Class B	17,463	221,459
Svenska Handelsbanken AB, Class A	43,043	351,728
Swedbank AB, Class A	26,603	347,826
Swedish Match AB	44,853	444,059
Swedish Orphan Biovitrum AB*	5,161	99,907
Tele2 AB, Class B	15,589	134,458
Telefonaktiebolaget LM Ericsson, Class B(x)	86,658	504,673
Telia Co. AB	77,333	222,585
Volvo AB, Class A	6,233	92,313
Volvo AB, Class B	44,838	632,675
Volvo Car AB, Class B(x)*	18,208	78,525

		18,553,683

Switzerland (1.6%)
ABB Ltd. (Registered)	48,959	1,260,742
Adecco Group AG (Registered)	4,823	132,440
Alcon, Inc.	14,868	861,006
Bachem Holding AG, Class B	945	58,786
Baloise Holding AG (Registered)	1,286	163,943
Barry Callebaut AG (Registered)	111	208,711
Chocoladefabriken Lindt & Spruengli AG	32	309,200
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	297,453
Cie Financiere Richemont SA (Registered)	15,559	1,459,952
Clariant AG (Registered)*	6,089	96,906
Credit Suisse Group AG (Registered)	78,183	308,128
EMS-Chemie Holding AG (Registered)	192	120,843
Geberit AG (Registered)	1,081	462,512
Givaudan SA (Registered)	280	844,176
Holcim AG*	16,480	672,347
Julius Baer Group Ltd.	6,567	285,752
Kuehne + Nagel International AG (Registered)	1,673	338,991
Logitech International SA (Registered)(x)	4,997	228,180
Lonza Group AG (Registered)	5,468	2,659,137
Novartis AG (Registered)	64,483	4,915,749
Partners Group Holding AG	676	543,077
Schindler Holding AG	1,267	196,535
Schindler Holding AG (Registered)	626	94,103
SGS SA (Registered)	188	401,575
SIG Group AG*	9,115	185,191
Sika AG (Registered)	4,353	871,681
Sonova Holding AG (Registered)	1,647	362,191

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Straumann Holding AG (Registered)	3,220	$293,050
Swatch Group AG (The)	901	202,346
Swatch Group AG (The) (Registered)	1,422	59,508
Swiss Life Holding AG (Registered)	956	421,206
Swiss Prime Site AG (Registered)	2,365	188,134
Swisscom AG (Registered)	766	357,774
TE Connectivity Ltd.	4,262	470,354
Temenos AG (Registered)	1,822	122,684
UBS Group AG (Registered)	104,840	1,514,515
VAT Group AG(m)	825	166,557
Zurich Insurance Group AG	4,485	1,782,897

		23,918,332

Taiwan (1.6%)
CTBC Financial Holding Co. Ltd.	2,886,000	1,795,243
Delta Electronics, Inc.	514,000	4,084,709
Taiwan Semiconductor Manufacturing Co. Ltd.	748,133	9,833,674
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	94,062	6,448,891
Voltronic Power Technology Corp.	14,000	612,941

		22,775,458

Thailand (0.1%)
Ngern Tid Lor PCL	1,504,146	1,069,011

United Kingdom (3.1%)
3i Group plc	28,812	345,950
abrdn plc	68,559	104,181
Admiral Group plc	5,207	110,506
Ashtead Group plc	13,201	589,370
Associated British Foods plc	11,088	154,585
AstraZeneca plc	46,185	5,078,967
Auto Trader Group plc(m)	27,416	155,442
AVEVA Group plc	3,561	124,054
Aviva plc	83,682	359,431
BAE Systems plc	94,072	826,501
Barclays plc	499,075	795,683
Barratt Developments plc	31,695	120,060
Berkeley Group Holdings plc	3,528	129,321
BP plc	575,910	2,738,656
British American Tobacco plc	64,203	2,295,861
British Land Co. plc (The) (REIT)	27,402	105,740
BT Group plc	212,307	287,053
Bunzl plc	9,779	297,596
Burberry Group plc	11,607	231,457
CK Hutchison Holdings Ltd.	80,764	443,519
CNH Industrial NV	30,223	337,412
Coca-Cola Europacific Partners plc	5,944	253,333
Compass Group plc	53,173	1,062,886
Croda International plc	4,069	290,666
DCC plc	2,725	141,767
Diageo plc	68,174	2,857,564
Entain plc	18,209	218,667
Experian plc	27,446	804,640
Farfetch Ltd., Class A*	98,124	731,024
Haleon plc*	155,326	480,593
Halma plc	10,985	247,348
Hargreaves Lansdown plc	11,072	106,273
HSBC Holdings plc	599,109	3,104,528
Imperial Brands plc	26,912	555,350
Informa plc	43,609	251,235
InterContinental Hotels Group plc	5,330	255,710
Intertek Group plc	4,667	192,003
J Sainsbury plc	51,928	100,295
JD Sports Fashion plc	80,275	87,677
Johnson Matthey plc	5,180	105,321
Just Eat Takeaway.com NV(m)*	5,582	85,104
Kingfisher plc	60,028	145,820
Land Securities Group plc (REIT)	21,924	126,096
Legal & General Group plc	178,629	427,461
Linde plc	6,729	1,814,071
Lloyds Banking Group plc	2,075,746	948,336
London Stock Exchange Group plc	9,823	828,310
M&G plc	72,027	132,602
Melrose Industries plc	136,091	151,949
National Grid plc	108,694	1,121,705
NatWest Group plc	161,452	402,926
Next plc	3,845	204,288
Ocado Group plc*	14,139	73,419
Pearson plc	20,825	199,582
Persimmon plc	9,283	127,799
Phoenix Group Holdings plc	22,878	133,199
Reckitt Benckiser Group plc	21,314	1,408,672
RELX plc (London Stock Exchange)	15,607	381,008
RELX plc (Turquoise Stock Exchange)	41,772	1,013,353
Rentokil Initial plc	54,491	287,734
Rolls-Royce Holdings plc*	260,442	200,149
Sage Group plc (The)	29,119	224,034
Schroders plc	22,759	98,534
Segro plc (REIT)	37,069	310,611
Severn Trent plc	7,435	194,361
Smith & Nephew plc	26,094	301,042
Smiths Group plc	11,178	187,338
Spirax-Sarco Engineering plc	2,124	243,985
SSE plc	32,361	548,682
St James’s Place plc	16,751	191,080
Standard Chartered plc	75,193	472,952
Taylor Wimpey plc	97,436	95,015
Tesco plc	225,013	515,217
Unilever plc (Cboe Europe)	57,126	2,519,464
Unilever plc (London Stock Exchange)	18,938	833,269
United Utilities Group plc	19,609	194,180
Vodafone Group plc	796,328	896,887
Whitbread plc	6,282	160,414
WPP plc	32,551	269,374

		45,948,247

United States (37.0%)
3M Co.	7,478	826,319
A O Smith Corp.	1,621	78,748
Abbott Laboratories	23,700	2,293,212
AbbVie, Inc.	23,911	3,209,095
ABIOMED, Inc.*	615	151,081
Accenture plc, Class A	8,576	2,206,605
Activision Blizzard, Inc.	9,616	714,853
Adobe, Inc.*	26,302	7,238,310
Advance Auto Parts, Inc.	806	126,010
Advanced Micro Devices, Inc.*	21,789	1,380,551
AES Corp. (The)	9,149	206,767
Aflac, Inc.	7,767	436,505
Agilent Technologies, Inc.	32,779	3,984,287
Air Products and Chemicals, Inc.	3,028	704,706
Akamai Technologies, Inc.*	2,156	173,170
Alaska Air Group, Inc.*	1,920	75,168
Albemarle Corp.	1,614	426,806
Alexandria Real Estate Equities, Inc. (REIT)	2,022	283,464
Align Technology, Inc.*	1,007	208,560
Allegion plc	1,174	105,284
Alliant Energy Corp.	3,424	181,438
Allstate Corp. (The)	3,661	455,904
Alphabet, Inc., Class A*	317,120	30,332,528
Alphabet, Inc., Class C*	72,422	6,963,375
Altria Group, Inc.	24,510	989,714
Amazon.com, Inc.*	139,322	15,743,386

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Amcor plc	20,689	$221,993
Ameren Corp.	3,455	278,300
American Airlines Group, Inc.*	9,411	113,308
American Electric Power Co., Inc.	6,914	597,715
American Express Co.	8,079	1,089,938
American International Group, Inc.	10,271	487,667
American Tower Corp. (REIT)	6,310	1,354,757
American Water Works Co., Inc.	2,485	323,448
Ameriprise Financial, Inc.	1,435	361,548
AmerisourceBergen Corp.	2,078	281,216
AMETEK, Inc.	3,104	352,025
Amgen, Inc.	7,251	1,634,375
Amphenol Corp., Class A	8,037	538,158
Analog Devices, Inc.	77,175	10,753,564
ANSYS, Inc.*	1,186	262,936
Aon plc, Class A	2,879	771,198
APA Corp.	4,232	144,692
Apple, Inc.	204,044	28,198,881
Applied Materials, Inc.	11,750	962,677
Aptiv plc*	3,569	279,131
Archer-Daniels-Midland Co.	7,508	604,019
Arista Networks, Inc.*	3,329	375,811
Arthur J Gallagher & Co.	2,809	480,957
Assurant, Inc.	728	105,757
AT&T, Inc.	96,465	1,479,773
Atmos Energy Corp.	1,861	189,543
Autodesk, Inc.*	2,952	551,434
Automatic Data Processing, Inc.	5,578	1,261,688
AutoZone, Inc.*	260	556,902
AvalonBay Communities, Inc. (REIT)	1,928	355,118
Avantor, Inc.*	109,495	2,146,102
Avery Dennison Corp.	1,140	185,478
Baker Hughes Co.	13,666	286,439
Ball Corp.	4,112	198,692
Bank of America Corp.	94,423	2,851,575
Bank of New York Mellon Corp. (The)	9,853	379,538
Bath & Body Works, Inc.	3,036	98,974
Baxter International, Inc.	6,663	358,869
Becton Dickinson and Co.	3,873	863,021
Berkshire Hathaway, Inc., Class B*	24,406	6,516,890
Best Buy Co., Inc.	2,659	168,421
Biogen, Inc.*	1,943	518,781
Bio-Rad Laboratories, Inc., Class A*	303	126,393
Bio-Techne Corp.	547	155,348
BlackRock, Inc.‡	2,036	1,120,370
Boeing Co. (The)*	7,577	917,423
Booking Holdings, Inc.*	536	880,761
BorgWarner, Inc.	3,393	106,540
Boston Properties, Inc. (REIT)	1,962	147,091
Boston Scientific Corp.*	33,993	1,316,549
Bristol-Myers Squibb Co.	28,854	2,051,231
Broadcom, Inc.	5,454	2,421,631
Broadridge Financial Solutions, Inc.	1,532	221,098
Brown & Brown, Inc.	3,228	195,229
Brown-Forman Corp., Class B	2,429	161,699
Cadence Design Systems, Inc.*	3,719	607,796
Caesars Entertainment, Inc.*	2,907	93,780
Camden Property Trust (REIT)	1,415	169,022
Campbell Soup Co.	2,841	133,868
Capital One Financial Corp.	5,158	475,413
Cardinal Health, Inc.	3,670	244,716
CarMax, Inc.*	2,167	143,065
Carnival Corp.*	13,333	93,731
Carrier Global Corp.	11,144	396,281
Catalent, Inc.*	2,445	176,920
Caterpillar, Inc.	7,108	1,166,281
Cboe Global Markets, Inc.	1,437	168,661
CBRE Group, Inc., Class A*	4,225	285,230
CDW Corp.	1,788	279,071
Celanese Corp.	1,346	121,598
Centene Corp.*	7,669	596,725
CenterPoint Energy, Inc.	8,300	233,894
Ceridian HCM Holding, Inc.*	2,106	117,683
CF Industries Holdings, Inc.	2,730	262,762
CH Robinson Worldwide, Inc.	1,635	157,467
Charles River Laboratories International, Inc.*	5,739	1,129,435
Charles Schwab Corp. (The)	20,624	1,482,247
Charter Communications, Inc., Class A*	2,829	858,177
Chevron Corp.	24,324	3,494,629
Chipotle Mexican Grill, Inc.*	370	556,021
Chubb Ltd.	5,634	1,024,712
Church & Dwight Co., Inc.	3,247	231,966
Cigna Corp.	4,122	1,143,731
Cincinnati Financial Corp.	2,211	198,039
Cintas Corp.	1,140	442,537
Cisco Systems, Inc.	55,927	2,237,080
Citigroup, Inc.	26,144	1,089,420
Citizens Financial Group, Inc.	6,603	226,879
Clorox Co. (The)	1,664	213,641
CME Group, Inc.	4,893	866,697
CMS Energy Corp.	3,999	232,902
Coca-Cola Co. (The)	52,525	2,942,450
Cognizant Technology Solutions Corp., Class A	7,048	404,837
Colgate-Palmolive Co.	11,309	794,457
Comcast Corp., Class A	59,482	1,744,607
Comerica, Inc.	1,797	127,767
Conagra Brands, Inc.	6,320	206,222
ConocoPhillips	17,195	1,759,736
Consolidated Edison, Inc.	4,880	418,509
Constellation Brands, Inc., Class A	2,149	493,582
Constellation Energy Corp.	4,381	364,455
Cooper Cos., Inc. (The)	657	173,382
Copart, Inc.*	2,864	304,730
Corning, Inc.	10,015	290,635
Corteva, Inc.	9,755	557,498
CoStar Group, Inc.*	5,348	372,488
Costco Wholesale Corp.	5,979	2,823,702
Coterra Energy, Inc.	11,039	288,339
Crown Castle, Inc. (REIT)	5,796	837,812
CSX Corp.	28,841	768,324
Cummins, Inc.	1,897	386,058
CVS Health Corp.	17,744	1,692,245
CyberArk Software Ltd.*	1,187	177,979
Danaher Corp.	13,563	3,503,187
Darden Restaurants, Inc.	1,609	203,249
Datadog, Inc., Class A*	5,746	510,130
DaVita, Inc.*	706	58,436
Deere & Co.	3,763	1,256,428
Delta Air Lines, Inc.*	8,588	240,979
Dentsply Sirona, Inc.	2,814	79,777
Devon Energy Corp.	8,844	531,790
Dexcom, Inc.*	5,243	422,271
Diamondback Energy, Inc.	2,401	289,224
Digital Realty Trust, Inc. (REIT)	3,924	389,182
Discover Financial Services	3,725	338,677
DISH Network Corp., Class A*	3,522	48,709
Dollar General Corp.	3,053	732,293
Dollar Tree, Inc.*	2,851	388,021
Dominion Energy, Inc.	11,245	777,142
Domino’s Pizza, Inc.	468	145,174

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Dover Corp.	1,951	$227,448
Dow, Inc.	9,586	421,113
DR Horton, Inc.	4,233	285,093
DTE Energy Co.	2,641	303,847
Duke Energy Corp.	10,322	960,152
Duke Realty Corp. (REIT)	5,276	254,303
Dun & Bradstreet Holdings, Inc.	26,801	332,064
DuPont de Nemours, Inc.	6,641	334,706
DXC Technology Co.*	3,099	75,864
Eastman Chemical Co.	1,593	113,183
Eaton Corp. plc	5,442	725,745
eBay, Inc.	7,221	265,805
Ecolab, Inc.	7,172	1,035,780
Edison International	5,061	286,351
Edwards Lifesciences Corp.*	8,377	692,192
Electronic Arts, Inc.	3,568	412,853
Elevance Health, Inc.	3,229	1,466,741
Eli Lilly and Co.	10,654	3,444,971
Emerson Electric Co.	7,970	583,563
Enphase Energy, Inc.*	1,839	510,267
Entergy Corp.	2,779	279,651
EOG Resources, Inc.	7,949	888,142
EPAM Systems, Inc.*	7,598	2,751,920
EQT Corp.	4,993	203,465
Equifax, Inc.	25,124	4,307,007
Equinix, Inc. (REIT)	1,229	699,104
Equity Residential (REIT)	4,672	314,052
Essex Property Trust, Inc. (REIT)	859	208,076
Estee Lauder Cos., Inc. (The), Class A	3,119	673,392
Etsy, Inc.*	1,635	163,713
Everest Re Group Ltd.	508	133,320
Evergy, Inc.	3,123	185,506
Eversource Energy	4,762	371,246
Exelon Corp.	13,446	503,687
Expedia Group, Inc.*	2,057	192,720
Expeditors International of Washington, Inc.	2,210	195,165
Extra Space Storage, Inc. (REIT)	1,762	304,315
Exxon Mobil Corp.	56,292	4,914,855
F5, Inc.*	809	117,087
FactSet Research Systems, Inc.	516	206,457
Fastenal Co.	7,607	350,226
Federal Realty Investment Trust (REIT)	965	86,966
FedEx Corp.	3,273	485,942
Ferguson plc	6,391	665,480
Fidelity National Information Services, Inc.	20,814	1,572,914
Fifth Third Bancorp	9,085	290,357
First Republic Bank	2,468	322,197
FirstEnergy Corp.	7,332	271,284
Fiserv, Inc.*	8,639	808,351
FleetCor Technologies, Inc.*	977	172,118
FMC Corp.	1,733	183,178
Ford Motor Co.	52,943	592,962
Fortinet, Inc.*	8,865	435,537
Fortive Corp.	4,845	282,463
Fortune Brands Home & Security, Inc.	1,868	100,293
Fox Corp., Class A	4,378	134,317
Fox Corp., Class B	1,998	56,943
Franklin Resources, Inc.	3,792	81,604
Freeport-McMoRan, Inc.	19,355	528,972
Garmin Ltd.	2,126	170,739
Gartner, Inc.*	1,044	288,864
Generac Holdings, Inc.*	862	153,557
General Dynamics Corp.	3,034	643,724
General Electric Co.	14,748	913,049
General Mills, Inc.	8,094	620,081
General Motors Co.	19,562	627,745
Genuine Parts Co.	1,886	281,618
Gilead Sciences, Inc.	17,038	1,051,074
Global Payments, Inc.	3,719	401,838
Globe Life, Inc.	1,186	118,244
Goldman Sachs Group, Inc. (The)	4,624	1,355,063
GSK plc	121,231	1,768,274
Halliburton Co.	12,498	307,701
Hartford Financial Services Group, Inc. (The)	4,245	262,935
Hasbro, Inc.	1,670	112,591
HCA Healthcare, Inc.	2,908	534,461
Healthpeak Properties, Inc. (REIT)	7,141	163,672
Henry Schein, Inc.*	1,840	121,017
Hershey Co. (The)	2,008	442,704
Hess Corp.	3,791	413,181
Hewlett Packard Enterprise Co.	17,635	211,267
Hilton Worldwide Holdings, Inc.	3,640	439,057
Hologic, Inc.*	3,393	218,916
Home Depot, Inc. (The)	13,863	3,825,356
Honeywell International, Inc.	9,057	1,512,247
Hormel Foods Corp.	4,052	184,123
Host Hotels & Resorts, Inc. (REIT)	10,122	160,737
Howmet Aerospace, Inc.	4,778	147,784
HP, Inc.	12,292	306,317
Humana, Inc.	1,725	836,953
Huntington Bancshares, Inc.	19,533	257,445
Huntington Ingalls Industries, Inc.	555	122,932
IDEX Corp.	1,040	207,844
IDEXX Laboratories, Inc.*	2,805	913,869
Illinois Tool Works, Inc.	3,765	680,147
Illumina, Inc.*	10,127	1,932,130
Incyte Corp.*	2,520	167,933
Ingersoll Rand, Inc.	5,594	241,996
Intel Corp.	55,510	1,430,493
Intercontinental Exchange, Inc.	7,539	681,149
International Business Machines Corp.	12,234	1,453,522
International Flavors & Fragrances, Inc.	3,481	316,179
International Paper Co.	4,884	154,823
Interpublic Group of Cos., Inc. (The)	5,252	134,451
Intuit, Inc.	32,783	12,697,512
Intuitive Surgical, Inc.*	11,826	2,216,665
Invesco Ltd.	6,144	84,173
Invitation Homes, Inc. (REIT)	7,832	264,487
IQVIA Holdings, Inc.*	12,729	2,305,731
Iron Mountain, Inc. (REIT)	3,876	170,428
J M Smucker Co. (The)	1,375	188,939
Jack Henry & Associates, Inc.	1,004	182,999
Jacobs Solutions, Inc.	1,675	181,721
James Hardie Industries plc (CHDI)	12,906	251,356
JB Hunt Transport Services, Inc.	1,146	179,257
Johnson & Johnson	35,512	5,801,240
Johnson Controls International plc	9,189	452,283
JPMorgan Chase & Co.	39,657	4,144,156
Juniper Networks, Inc.	4,557	119,029
Kellogg Co.	3,497	243,601
Keurig Dr Pepper, Inc.	11,476	411,070
KeyCorp	12,239	196,069
Keysight Technologies, Inc.*	2,429	382,227
Kimberly-Clark Corp.	4,630	521,060
Kimco Realty Corp. (REIT)	8,817	162,321
Kinder Morgan, Inc.	26,697	444,238

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
KLA Corp.	1,915	$579,536
Kraft Heinz Co. (The)	10,759	358,813
Kroger Co. (The)	8,999	393,706
L3Harris Technologies, Inc.	2,578	535,786
Laboratory Corp. of America Holdings	1,221	250,073
Lam Research Corp.	2,388	874,008
Lamb Weston Holdings, Inc.	1,857	143,695
Las Vegas Sands Corp.*	4,409	165,426
Leidos Holdings, Inc.	1,810	158,321
Lennar Corp., Class A	3,447	256,974
Lincoln National Corp.	2,058	90,367
Live Nation Entertainment, Inc.*	1,988	151,168
LKQ Corp.	3,488	164,459
Lockheed Martin Corp.	3,188	1,231,493
Loews Corp.	2,774	138,256
Lowe’s Cos., Inc.	8,633	1,621,364
Lumen Technologies, Inc.	12,748	92,805
LyondellBasell Industries NV, Class A	3,467	260,996
M&T Bank Corp.	2,379	419,465
Marathon Oil Corp.	9,036	204,033
Marathon Petroleum Corp.	6,735	668,988
MarketAxess Holdings, Inc.	520	115,695
Marriott International, Inc., Class A	11,388	1,595,914
Marsh & McLennan Cos., Inc.	6,690	998,750
Martin Marietta Materials, Inc.	855	275,387
Marvell Technology, Inc.	64,580	2,771,128
Masco Corp.	2,956	138,016
Mastercard, Inc., Class A	11,499	3,269,626
Match Group, Inc.*	3,798	181,354
McCormick & Co., Inc. (Non-Voting)	3,410	243,031
McDonald’s Corp.	9,903	2,285,018
McKesson Corp.	1,917	651,531
Medtronic plc	17,892	1,444,779
Merck & Co., Inc.	34,217	2,946,768
Meta Platforms, Inc., Class A*	85,571	11,610,273
MetLife, Inc.	9,002	547,142
Mettler-Toledo International, Inc.*	297	321,984
MGM Resorts International	4,472	132,908
Microchip Technology, Inc.	7,458	455,162
Micron Technology, Inc.	14,772	740,077
Microsoft Corp.	113,813	26,507,048
Mid-America Apartment Communities, Inc. (REIT)	1,548	240,048
Moderna, Inc.*	4,527	535,318
Mohawk Industries, Inc.*	774	70,581
Molina Healthcare, Inc.*	783	258,265
Molson Coors Beverage Co., Class B	2,564	123,046
Mondelez International, Inc., Class A	18,406	1,009,201
Monolithic Power Systems, Inc.	600	218,040
Monster Beverage Corp.*	5,195	451,757
Moody’s Corp.	2,123	516,123
Morgan Stanley	18,088	1,429,133
Mosaic Co. (The)	4,721	228,166
Motorola Solutions, Inc.	2,257	505,500
MSCI, Inc.	1,090	459,751
Nasdaq, Inc.	4,611	261,351
Nestle SA (Registered)	83,907	9,085,418
NetApp, Inc.	3,056	189,014
Netflix, Inc.*	6,017	1,416,642
Newell Brands, Inc.	5,364	74,506
Newmont Corp.	10,700	449,721
News Corp., Class A	5,419	81,881
News Corp., Class B	1,487	22,930
NextEra Energy, Inc.	26,505	2,078,257
Nielsen Holdings plc	5,192	143,922
NIKE, Inc., Class B	27,425	2,279,566
NiSource, Inc.	5,506	138,696
Nordson Corp.	702	149,014
Norfolk Southern Corp.	3,160	662,494
Northern Trust Corp.	2,788	238,541
Northrop Grumman Corp.	1,969	926,060
NortonLifeLock, Inc.	8,005	161,221
Norwegian Cruise Line Holdings Ltd.(x)*	5,467	62,105
NRG Energy, Inc.	3,116	119,249
Nucor Corp.	3,536	378,317
NVIDIA Corp.	51,737	6,280,354
NVR, Inc.*	43	171,444
Occidental Petroleum Corp.	10,065	618,494
Old Dominion Freight Line, Inc.	1,234	306,982
Omnicell, Inc.*	9,107	792,582
Omnicom Group, Inc.	2,732	172,362
ON Semiconductor Corp.*	5,850	364,630
ONEOK, Inc.	6,178	316,561
Oracle Corp. (Moscow Stock Exchange)	20,517	1,252,973
O’Reilly Automotive, Inc.*	861	605,584
Organon & Co.	3,643	85,246
Otis Worldwide Corp.	5,702	363,788
PACCAR, Inc.	4,761	398,448
Packaging Corp. of America	1,278	143,507
Paramount Global, Class B(x)	6,821	129,872
Parker-Hannifin Corp.	1,724	417,742
Paychex, Inc.	4,308	483,401
Paycom Software, Inc.*	657	216,803
PayPal Holdings, Inc.*	15,632	1,345,446
Pentair plc	2,039	82,845
PepsiCo, Inc.	18,643	3,043,656
PerkinElmer, Inc.	1,646	198,063
Pfizer, Inc.	75,873	3,320,202
PG&E Corp.*	21,741	271,762
Phathom Pharmaceuticals, Inc.*	30,017	332,588
Philip Morris International, Inc.	20,926	1,737,067
Phillips 66	6,477	522,823
Pinnacle West Capital Corp.	1,560	100,636
Pioneer Natural Resources Co.	3,224	698,093
PNC Financial Services Group, Inc. (The)‡	5,553	829,729
Pool Corp.	532	169,288
PPG Industries, Inc.	3,252	359,964
PPL Corp.	9,888	250,661
Principal Financial Group, Inc.	3,209	231,529
Procter & Gamble Co. (The)	32,301	4,078,001
Progressive Corp. (The)	7,947	923,521
Prologis, Inc. (REIT)	10,040	1,020,064
Prudential Financial, Inc.	5,072	435,076
PTC, Inc.*	1,385	144,871
Public Service Enterprise Group, Inc.	6,754	379,777
Public Storage (REIT)	2,134	624,857
PulteGroup, Inc.	3,179	119,212
QIAGEN NV*	6,701	281,990
Qorvo, Inc.*	1,304	103,551
QUALCOMM, Inc.	15,168	1,713,681
Qualtrics International, Inc., Class A*	52,082	530,195
Quanta Services, Inc.	1,912	243,570
Quest Diagnostics, Inc.	1,638	200,966
Ralph Lauren Corp.	617	52,402
Raymond James Financial, Inc.	2,696	266,419
Raytheon Technologies Corp.	19,868	1,626,394
Realty Income Corp. (REIT)	8,342	485,504
Regency Centers Corp. (REIT)	2,029	109,262
Regeneron Pharmaceuticals, Inc.*	1,436	989,217

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Regions Financial Corp.	12,802	$256,936
Republic Services, Inc.	2,769	376,695
ResMed, Inc.	1,952	426,122
Robert Half International, Inc.	1,479	113,143
Roche Holding AG	20,941	6,828,002
Roche Holding AG CHF 1	815	317,561
Rockwell Automation, Inc.	1,552	333,851
Rollins, Inc.	3,331	115,519
Roper Technologies, Inc.	1,449	521,118
Ross Stores, Inc.	4,710	396,912
Royal Caribbean Cruises Ltd.*	3,045	115,405
S&P Global, Inc.	38,934	11,888,497
Salesforce, Inc.*	13,460	1,936,086
SBA Communications Corp. (REIT)	1,460	415,589
Schlumberger NV	19,119	686,372
Schneider Electric SE	16,171	1,814,239
Seagate Technology Holdings plc	2,690	143,189
Sealed Air Corp.	1,901	84,614
Sempra Energy	4,276	641,143
ServiceNow, Inc.*	2,743	1,035,784
Sherwin-Williams Co. (The)	3,177	650,491
Signature Bank	841	126,991
Simon Property Group, Inc. (REIT)	4,409	395,708
Skyworks Solutions, Inc.	2,147	183,075
Snap-on, Inc.	710	142,958
SolarEdge Technologies, Inc.*	728	168,503
Southern Co. (The)	14,407	979,676
Southwest Airlines Co.*	7,920	244,253
Splunk, Inc.*	14,011	1,053,627
Stanley Black & Decker, Inc.	2,032	152,827
Starbucks Corp.	15,580	1,312,771
State Street Corp.	5,008	304,536
Stellantis NV (Euronext Paris)	39,968	472,273
Stellantis NV (Italian Stock Exchange)	25,552	301,737
STERIS plc	1,320	219,490
Stryker Corp.	4,567	925,000
SVB Financial Group*	774	259,894
Swiss Re AG	9,104	668,737
Synchrony Financial	6,466	182,277
Synopsys, Inc.*	2,059	629,045
Sysco Corp.	6,979	493,485
T. Rowe Price Group, Inc.	3,070	322,381
Take-Two Interactive Software, Inc.*	2,075	226,175
Tapestry, Inc.	3,523	100,159
Target Corp.	6,307	935,896
Teledyne Technologies, Inc.*	626	211,256
Teleflex, Inc.	644	129,740
Tenaris SA	14,242	184,645
Teradyne, Inc.	2,123	159,543
Tesla, Inc.*	35,975	9,542,369
Texas Instruments, Inc.	12,310	1,905,342
Textron, Inc.	2,872	167,323
Thermo Fisher Scientific, Inc.	5,292	2,684,049
TJX Cos., Inc. (The)	15,783	980,440
T-Mobile US, Inc.*	8,130	1,090,802
Tractor Supply Co.	1,455	270,455
Trane Technologies plc	3,134	453,835
TransDigm Group, Inc.	705	369,998
Travelers Cos., Inc. (The)	3,153	483,040
Trimble, Inc.*	3,364	182,564
Truist Financial Corp.	17,912	779,888
Twitter, Inc.*	9,082	398,155
Tyler Technologies, Inc.*	541	187,997
Tyson Foods, Inc., Class A	3,884	256,072
UDR, Inc. (REIT)	4,231	176,475
Ulta Beauty, Inc.*	716	287,252
Union Pacific Corp.	8,455	1,647,203
United Airlines Holdings, Inc.*	4,202	136,691
United Parcel Service, Inc., Class B	45,303	7,318,247
United Rentals, Inc.*	980	264,718
UnitedHealth Group, Inc.	12,638	6,382,696
Universal Health Services, Inc., Class B	889	78,392
US Bancorp	18,418	742,614
Valero Energy Corp.	5,322	568,656
Ventas, Inc. (REIT)	5,356	215,151
Veracyte, Inc.*	763	12,666
VeriSign, Inc.*	1,221	212,088
Verisk Analytics, Inc.	2,077	354,191
Verizon Communications, Inc.	56,913	2,160,987
Vertex Pharmaceuticals, Inc.*	3,468	1,004,125
VF Corp.	4,485	134,146
Viatris, Inc.	16,310	138,961
VICI Properties, Inc. (REIT)	12,965	387,005
Visa, Inc., Class A	43,829	7,786,222
Vornado Realty Trust (REIT)	2,138	49,516
Vulcan Materials Co.	1,781	280,882
W R Berkley Corp.	2,760	178,241
Walgreens Boots Alliance, Inc.	9,472	297,421
Walmart, Inc.	19,253	2,497,114
Walt Disney Co. (The)*	29,205	2,754,908
Warner Bros Discovery, Inc.*	29,673	341,239
Waste Management, Inc.	5,080	813,867
Waters Corp.*	797	214,815
WEC Energy Group, Inc.	4,352	389,199
Wells Fargo & Co.	51,340	2,064,895
Welltower, Inc. (REIT)	6,294	404,830
West Pharmaceutical Services, Inc.	973	239,436
Western Digital Corp.*	4,192	136,450
Westinghouse Air Brake Technologies Corp.	2,421	196,948
Westrock Co.	3,473	107,281
Weyerhaeuser Co. (REIT)	9,984	285,143
Whirlpool Corp.	752	101,377
Williams Cos., Inc. (The)	16,249	465,209
Willis Towers Watson plc	1,501	301,611
WW Grainger, Inc.	612	299,384
Wynn Resorts Ltd.*	1,499	94,482
Xcel Energy, Inc.	7,416	474,624
Xylem, Inc.	2,536	221,545
Yum! Brands, Inc.	3,880	412,599
Zebra Technologies Corp., Class A*	673	176,333
Zimmer Biomet Holdings, Inc.	2,872	300,268
Zions Bancorp NA	2,077	105,636
Zoetis, Inc.	6,348	941,345

		542,102,618

Total Common Stocks (80.0%) (Cost $744,960,873)		1,171,852,669

	Number of Rights	Value (Note 1)
RIGHTS:
Sweden (0.0%)†
Securitas AB, expiring 10/11/22* (Cost $14,503)	38,984	16,264

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.0%)
JPMorgan Prime Money Market Fund, IM Shares	44,118,262	44,135,909

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $8,849,514, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $9,024,271.(xx)	$8,847,325	$8,847,325
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $2,001,244, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $2,192,100.(xx)	2,000,000	2,000,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $700,179, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $777,745.(xx)	700,000	700,000

Total Repurchase Agreements		11,547,325

Total Short-Term Investments (3.8%) (Cost $55,681,799)		55,683,234

Total Investments in Securities (83.8%) (Cost $800,657,175)		1,227,552,167
Other Assets Less Liabilities (16.2%)		237,353,970

Net Assets (100%)		$1,464,906,137

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $14,835,109 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $15,975,435. This was collateralized by $5,250,300 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 10/6/22 – 5/15/52 and by cash of $11,547,325 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

ZAR — South African Rand

Sector Weightings as of September 30, 2022	Market Value	% of Net Assets
Information Technology	$241,697,008	16.5%
Financials	181,224,446	12.4
Consumer Discretionary	154,742,482	10.6
Health Care	136,654,414	9.3
Industrials	122,179,297	8.3
Communication Services	88,061,747	6.0
Consumer Staples	84,676,416	5.8
Materials	60,370,011	4.1
Energy	47,721,158	3.3
Investment Company	44,135,909	3.0
Real Estate	29,511,635	2.0
Utilities	25,030,319	1.7
Repurchase Agreements	11,547,325	0.8
Cash and Other	237,353,970	16.2

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	5,553	1,205,526	—	(83,405)	65,508	(357,900)	829,729	24,572	—
Capital Markets
BlackRock, Inc.	2,036	1,857,671	76,464	(82,969)	59,689	(790,485)	1,120,370	28,582	—

Total		3,063,197	76,464	(166,374)	125,197	(1,148,385)	1,950,099	53,154	—

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,837	12/2022	EUR	59,681,664	(5,425,082)
FTSE 100 Index	487	12/2022	GBP	37,598,275	(2,995,469)
S&P 500 E-Mini Index	516	12/2022	USD	92,918,700	(12,180,062)
SPI 200 Index	140	12/2022	AUD	14,475,919	(1,168,443)
TOPIX Index	290	12/2022	JPY	36,788,503	(1,452,965)

					(23,222,021)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	40,791,519	EUR	40,846,048	HSBC Bank plc	12/16/2022	529,290
USD	620,940	JPY	88,012,665	HSBC Bank plc	12/16/2022	7,707

Total unrealized appreciation						536,997

ZAR	2,275,308	USD	125,888	Goldman Sachs International	10/5/2022	(180)
AUD	22,479,289	USD	15,296,482	HSBC Bank plc	12/16/2022	(899,299)
GBP	19,553,265	USD	22,529,683	Citibank NA	12/16/2022	(673,449)
GBP	635,275	USD	733,515	HSBC Bank plc	12/16/2022	(23,418)
JPY	2,389,086,885	USD	17,147,299	Citibank NA	12/16/2022	(501,222)
JPY	79,796,882	USD	559,414	HSBC Bank plc	12/16/2022	(3,426)
USD	479,254	EUR	490,691	HSBC Bank plc	12/16/2022	(4,424)

Total unrealized depreciation						(2,105,418)

Net unrealized depreciation						(1,568,421)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Australia	$—	$31,828,382	$—		$31,828,382
Austria	—	4,432,768	—		4,432,768
Belgium	—	2,966,812	—		2,966,812
Brazil	16,232,461	171,271	—		16,403,732
Chile	—	2,481,124	—		2,481,124
China	9,629,031	48,788,346	—		58,417,377
Czech Republic	—	2,018,515	—		2,018,515
Denmark	—	15,689,935	—		15,689,935
Finland	—	4,572,286	—		4,572,286
France	—	63,597,448	—		63,597,448
Germany	—	31,720,331	—		31,720,331
Hong Kong	367,551	9,414,190	—		9,781,741
India	11,450,131	49,309,136	—		60,759,267
Indonesia	—	6,622,238	—		6,622,238
Ireland	173,807	2,115,821	—		2,289,628
Israel	806,717	2,057,459	—		2,864,176
Italy	—	7,994,391	—		7,994,391
Japan	—	99,564,200	84,084		99,648,284
Jordan	—	80,865	—		80,865
Luxembourg	—	558,439	—		558,439
Macau	—	554,991	—		554,991
Malta	—	—	—	(c)	— (c)
Mexico	9,787,466	—	—		9,787,466
Netherlands	—	21,065,096	—		21,065,096
New Zealand	—	857,316	—		857,316
Norway	—	2,658,854	—		2,658,854
Panama	3,770,586	—	—		3,770,586
Poland	—	3,068,566	—		3,068,566
Portugal	—	3,087,880	—		3,087,880
Singapore	683,748	5,508,022	—		6,191,770
South Africa	—	13,936,283	—		13,936,283
South Korea	—	18,417,546	—		18,417,546
Spain	—	9,361,227	—		9,361,227
Sweden	—	18,553,683	—		18,553,683
Switzerland	470,354	23,447,978	—		23,918,332
Taiwan	6,448,891	16,326,567	—		22,775,458
Thailand	—	1,069,011	—		1,069,011
United Kingdom	2,798,428	43,149,819	—		45,948,247
United States	519,462,906	22,639,712	—		542,102,618
Forward Currency Contracts	—	536,997	—		536,997
Rights
Sweden	—	16,264	—		16,264
Short-Term Investments
Investment Company	44,135,909	—	—		44,135,909
Repurchase Agreements	—	11,547,325	—		11,547,325

Total Assets	$626,217,986	$601,787,094	$84,084		$1,228,089,164

Liabilities:
Forward Currency Contracts	$—	$(2,105,418)	$—		$(2,105,418)
Futures	(23,222,021)	—	—		(23,222,021)

Total Liabilities	$(23,222,021)	$(2,105,418)	$—		$(25,327,439)

Total	$602,995,965	$599,681,676	$84,084		$1,202,761,725

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

(a)	A security with a market value of $80,146 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

(b)	A security with a market value of $84,084 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$526,228,279
Aggregate gross unrealized depreciation	(144,343,844)

Net unrealized appreciation	$381,884,435

Federal income tax cost of investments in securities and derivative instruments, if applicable	$820,877,290

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (31.6%)
iShares Core S&P 500 ETF	24,400	$8,751,060
SPDR S&P 500 ETF Trust(x)	147,152	52,559,752
Vanguard S&P 500 ETF	26,700	8,765,610

Total Equity		70,076,422

Fixed Income (30.0%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	881,800	66,734,624

Total Exchange Traded Funds (61.6%) (Cost $146,883,389)		136,811,046

SHORT-TERM INVESTMENTS:
Investment Companies (37.2%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	5,000,000	5,000,000
Goldman Sachs Financial Square Funds - Government Fund‡	15,131,392	15,131,392
Goldman Sachs Financial Square Funds - Treasury Obligations Fund‡	15,127,106	15,127,106
Goldman Sachs Financial Square Funds - Treasury Solutions Fund‡	15,125,524	15,125,524
JPMorgan Prime Money Market Fund, IM Shares	32,340,135	32,353,071

Total Investment Companies		82,737,093

	Principal Amount	Value (Note 1)
Repurchase Agreements (26.3%)
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $30,007,450, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $30,600,008.(xx)	$30,000,000	30,000,000
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $28,376,576, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $28,944,110.(xx)	28,369,555	28,369,555

Total Repurchase Agreements		58,369,555

Total Short-Term Investments (63.5%) (Cost $141,104,177)		141,106,648

Total Investments in Securities (125.1%) (Cost $287,987,566)		277,917,694
Other Assets Less Liabilities (-25.1%)		(55,797,999)

Net Assets (100%)		$222,119,695

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $61,354,261. This was collateralized by cash of $63,369,555 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund	15,131,392	14,369,148	1,588,188	(825,944)	—	—	15,131,392	105,275	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	15,127,106	14,365,390	1,587,660	(825,944)	—	—	15,127,106	104,711	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	15,125,524	14,364,244	1,587,224	(825,944)	—	—	15,125,524	104,286	—

Total		43,098,782	4,763,072	(2,477,832)	—	—	45,384,022	314,272	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	612	12/2022	EUR	19,883,058	(1,450,438)
FTSE 100 Index	183	12/2022	GBP	14,128,305	(934,259)
Russell 2000 E-Mini Index	159	12/2022	USD	13,274,910	(1,686,501)
S&P Midcap 400 E-Mini Index	88	12/2022	USD	19,432,160	(2,529,418)
TOPIX Index	106	12/2022	JPY	13,446,832	(425,806)

					(7,026,422)

Short Contracts
S&P 500 E-Mini Index	(29)	12/2022	USD	(5,222,175)	22,237

					22,237

					(7,004,185)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$136,811,046	$—	$—	$136,811,046
Futures	22,237	—	—	22,237
Short-Term Investments
Investment Companies	82,737,093	—	—	82,737,093
Repurchase Agreements	—	58,369,555	—	58,369,555

Total Assets	$219,570,376	$58,369,555	$—	$277,939,931

Liabilities:
Futures	$(7,026,422)	$—	$—	$(7,026,422)

Total Liabilities	$(7,026,422)	$—	$—	$(7,026,422)

Total	$212,543,954	$58,369,555	$—	$270,913,509

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,724,567
Aggregate gross unrealized depreciation	(20,717,921)

Net unrealized depreciation	$(18,993,354)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$289,906,863

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Entertainment (2.4%)
Electronic Arts, Inc.	10,991	$1,271,769
Live Nation Entertainment, Inc.*	11,130	846,325
Warner Bros Discovery, Inc.*	65,466	752,859

		2,870,953

Interactive Media & Services (0.6%)
Snap, Inc., Class A*	71,614	703,249

Total Communication Services		3,574,202

Consumer Discretionary (8.1%)
Auto Components (0.4%)
Aptiv plc*	6,085	475,908

Hotels, Restaurants & Leisure (2.0%)
Domino’s Pizza, Inc.	2,441	757,198
Expedia Group, Inc.*	9,075	850,237
Yum! Brands, Inc.	7,137	758,948

		2,366,383

Household Durables (1.2%)
Lennar Corp., Class A	19,969	1,488,689

Internet & Direct Marketing Retail (0.7%)
Etsy, Inc.*	8,413	842,394

Specialty Retail (2.7%)
Burlington Stores, Inc.*	15,206	1,701,399
National Vision Holdings, Inc.*	21,396	698,580
RH*	3,761	925,469

		3,325,448

Textiles, Apparel & Luxury Goods (1.1%)
Capri Holdings Ltd.*	16,226	623,727
Deckers Outdoor Corp.*	2,362	738,385

		1,362,112

Total Consumer Discretionary		9,860,934

Consumer Staples (4.2%)
Beverages (0.8%)
Coca-Cola Europacific Partners plc	22,281	949,616

Food & Staples Retailing (1.3%)
Grocery Outlet Holding Corp.*	20,087	668,696
Performance Food Group Co.*	21,983	944,170

		1,612,866

Food Products (2.1%)
McCormick & Co., Inc. (Non-Voting)	24,410	1,739,701
Utz Brands, Inc.	50,380	760,738

		2,500,439

Total Consumer Staples		5,062,921

Energy (4.5%)
Oil, Gas & Consumable Fuels (4.5%)
Cheniere Energy, Inc.	6,805	1,129,017
Chesapeake Energy Corp.	12,109	1,140,789
Devon Energy Corp.	11,759	707,069
Diamondback Energy, Inc.	6,137	739,263
Marathon Oil Corp.	50,701	1,144,829
Ovintiv, Inc.	13,096	602,416

Total Energy		5,463,383

Financials (16.9%)
Banks (5.5%)
Citizens Financial Group, Inc.	17,019	584,773
East West Bancorp, Inc.	30,370	2,039,042
First Republic Bank	9,203	1,201,451
M&T Bank Corp.	10,329	1,821,209
Pinnacle Financial Partners, Inc.	12,899	1,046,109

		6,692,584

Capital Markets (3.6%)
Carlyle Group, Inc. (The)	20,471	528,971
MSCI, Inc.	1,615	681,191
Nasdaq, Inc.	26,784	1,518,117
Raymond James Financial, Inc.	16,422	1,622,822

		4,351,101

Diversified Financial Services (0.4%)
Apollo Global Management, Inc.	11,222	521,823

Insurance (7.4%)
Allstate Corp. (The)	11,636	1,449,031
American Financial Group, Inc.	5,396	663,330
Arch Capital Group Ltd.*	25,427	1,157,946
Arthur J Gallagher & Co.	7,385	1,264,460
Globe Life, Inc.	16,577	1,652,727
Markel Corp.*	407	441,278
Principal Financial Group, Inc.	21,716	1,566,809
Unum Group	19,014	737,743

		8,933,324

Total Financials		20,498,832

Health Care (7.5%)
Biotechnology (1.2%)
Argenx SE (ADR)*	1,500	529,575
Biogen, Inc.*	3,309	883,503

		1,413,078

Health Care Equipment & Supplies (3.2%)
Cooper Cos., Inc. (The)	6,318	1,667,320
Zimmer Biomet Holdings, Inc.	21,575	2,255,667

		3,922,987

Health Care Providers & Services (2.1%)
AmerisourceBergen Corp.	9,224	1,248,284
Centene Corp.*	7,961	619,445
Quest Diagnostics, Inc.	5,447	668,293

		2,536,022

Health Care Technology (0.6%)
Veeva Systems, Inc., Class A*	4,680	771,638

Pharmaceuticals (0.4%)
Catalent, Inc.*	6,620	479,023

Total Health Care		9,122,748

Industrials (15.0%)
Aerospace & Defense (2.7%)
L3Harris Technologies, Inc.	5,032	1,045,801
TransDigm Group, Inc.	1,477	775,159
Woodward, Inc.	18,348	1,472,610

		3,293,570

Airlines (0.4%)
United Airlines Holdings, Inc.*	15,693	510,493

Building Products (1.6%)
Allegion plc	9,692	869,178
Trane Technologies plc	7,044	1,020,042

		1,889,220

Electrical Equipment (2.1%)
AMETEK, Inc.	13,877	1,573,790
Rockwell Automation, Inc.	4,324	930,136

		2,503,926

Machinery (6.0%)
Chart Industries, Inc.*	4,699	866,261
Cummins, Inc.	10,865	2,211,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Fortive Corp.	24,939	$1,453,944
ITT, Inc.	24,588	1,606,580
Stanley Black & Decker, Inc.	15,755	1,184,933

		7,322,854

Road & Rail (1.7%)
Knight-Swift Transportation Holdings, Inc.	15,651	765,804
Old Dominion Freight Line, Inc.	2,969	738,598
Saia, Inc.*	2,778	527,820

		2,032,222

Trading Companies & Distributors (0.5%)
Fastenal Co.	13,217	608,511

Total Industrials		18,160,796

Information Technology (10.5%)
Communications Equipment (4.0%)
Juniper Networks, Inc.	24,059	628,421
Motorola Solutions, Inc.	10,721	2,401,182
Viavi Solutions, Inc.*	134,977	1,761,450

		4,791,053

Electronic Equipment, Instruments & Components (1.7%)
Keysight Technologies, Inc.*	7,950	1,251,012
Vontier Corp.	45,526	760,740

		2,011,752

IT Services (0.9%)
Global Payments, Inc.	10,182	1,100,165

Semiconductors & Semiconductor Equipment (2.4%)
MKS Instruments, Inc.	11,895	983,003
ON Semiconductor Corp.*	31,401	1,957,224

		2,940,227

Software (1.5%)
Bill.com Holdings, Inc.*	7,268	962,065
Dynatrace, Inc.*	26,210	912,370

		1,874,435

Total Information Technology		12,717,632

Materials (9.0%)
Chemicals (3.1%)
Ashland, Inc.	17,436	1,655,897
Corteva, Inc.	21,130	1,207,579
PPG Industries, Inc.	8,298	918,506

		3,781,982

Construction Materials (2.1%)
Martin Marietta Materials, Inc.	7,888	2,540,646

Containers & Packaging (1.7%)
Ball Corp.	43,877	2,120,137

Metals & Mining (2.1%)
ATI, Inc.*	24,798	659,874
Steel Dynamics, Inc.	25,784	1,829,375

		2,489,249

Total Materials		10,932,014

Real Estate (10.0%)
Equity Real Estate Investment Trusts (REITs) (10.0%)
Alexandria Real Estate Equities, Inc. (REIT)	17,614	2,469,307
Americold Realty Trust, Inc. (REIT)	29,303	720,854
AvalonBay Communities, Inc. (REIT)	10,679	1,966,965
CubeSmart (REIT)	26,469	1,060,348
Duke Realty Corp. (REIT)	10,597	510,775
Equity LifeStyle Properties, Inc. (REIT)	14,453	908,227
Essex Property Trust, Inc. (REIT)	4,384	1,061,936
Invitation Homes, Inc. (REIT)(x)	24,564	829,526
Regency Centers Corp. (REIT)	14,381	774,417
Ventas, Inc. (REIT)	23,239	933,511
VICI Properties, Inc. (REIT)	28,171	840,904

Total Real Estate		12,076,770

Utilities (9.0%)
Electric Utilities (1.6%)
Xcel Energy, Inc.	30,348	1,942,272

Independent Power and Renewable Electricity Producers (2.1%)
AES Corp. (The)	68,939	1,558,022
NextEra Energy Partners LP	13,468	973,871

		2,531,893

Multi-Utilities (4.7%)
Ameren Corp.	28,376	2,285,687
CMS Energy Corp.	22,773	1,326,299
Public Service Enterprise Group, Inc.	16,046	902,267
WEC Energy Group, Inc.	12,876	1,151,501

		5,665,754

Water Utilities (0.6%)
American Water Works Co., Inc.	5,915	769,896

Total Utilities		10,909,815

Total Common Stocks (97.7%) (Cost $119,699,558)		118,380,047

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	84,100	84,134

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.1%)
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $145,812, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $148,729.(xx)	$145,776	145,776

Total Short-Term Investments (0.2%) (Cost $229,910)		229,910

Total Investments in Securities (97.9%) (Cost $119,929,468)		118,609,957
Other Assets Less Liabilities (2.1%)		2,590,194

Net Assets (100%)		$121,200,151

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)	At September 30, 2022, the Portfolio had loaned securities with a total value of $141,665. This was collateralized by cash of $145,776 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,574,202	$—	$—	$3,574,202
Consumer Discretionary	9,860,934	—	—	9,860,934
Consumer Staples	5,062,921	—	—	5,062,921
Energy	5,463,383	—	—	5,463,383
Financials	20,498,832	—	—	20,498,832
Health Care	9,122,748	—	—	9,122,748
Industrials	18,160,796	—	—	18,160,796
Information Technology	12,717,632	—	—	12,717,632
Materials	10,932,014	—	—	10,932,014
Real Estate	12,076,770	—	—	12,076,770
Utilities	10,909,815	—	—	10,909,815
Short-Term Investments
Investment Company	84,134	—	—	84,134
Repurchase Agreement	—	145,776	—	145,776

Total Assets	$118,464,181	$145,776	$—	$118,609,957

Total Liabilities	$—	$—	$—	$—

Total	$118,464,181	$145,776	$—	$118,609,957

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,021,467
Aggregate gross unrealized depreciation	(11,431,161)

Net unrealized depreciation	$(1,409,694)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$120,019,651

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	43,672	$669,929
Lumen Technologies, Inc.	5,672	41,292
Verizon Communications, Inc.	25,619	972,753

		1,683,974

Entertainment (0.4%)
Activision Blizzard, Inc.	4,770	354,602
Electronic Arts, Inc.	1,716	198,558
Live Nation Entertainment, Inc.*	835	63,494
Netflix, Inc.*	2,710	638,042
Take-Two Interactive Software, Inc.*	964	105,076
Walt Disney Co. (The)*	11,112	1,048,195
Warner Bros Discovery, Inc.*	13,472	154,928

		2,562,895

Interactive Media & Services (1.4%)
Alphabet, Inc., Class A*	36,695	3,509,877
Alphabet, Inc., Class C*	33,646	3,235,063
Match Group, Inc.*	1,742	83,180
Meta Platforms, Inc., Class A*	13,991	1,898,299
Twitter, Inc.*	4,653	203,987

		8,930,406

Media (0.2%)
Charter Communications, Inc., Class A*	707	214,468
Comcast Corp., Class A	27,272	799,888
Fox Corp., Class A	1,901	58,323
Fox Corp., Class B	882	25,137
Interpublic Group of Cos., Inc. (The)	2,401	61,466
News Corp., Class A	2,370	35,811
News Corp., Class B	734	11,318
Omnicom Group, Inc.	1,255	79,178
Paramount Global, Class B(x)	3,711	70,657

		1,356,246

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	3,594	482,207

Total Communication Services		15,015,728

Consumer Discretionary (3.4%)
Auto Components (0.0%)†
Aptiv plc*	1,653	129,281
BorgWarner, Inc.	1,461	45,876

		175,157

Automobiles (0.7%)
Ford Motor Co.	24,090	269,808
General Motors Co.	8,894	285,408
Tesla, Inc.*	15,358	4,073,710

		4,628,926

Distributors (0.0%)†
Genuine Parts Co.	864	129,013
LKQ Corp.	1,587	74,827
Pool Corp.	244	77,643

		281,483

Hotels, Restaurants & Leisure (0.6%)
Booking Holdings, Inc.*	248	407,516
Caesars Entertainment, Inc.*	1,308	42,196
Carnival Corp.*	5,955	41,864
Chipotle Mexican Grill, Inc.*	171	256,972
Darden Restaurants, Inc.	761	96,130
Domino’s Pizza, Inc.	220	68,244
Expedia Group, Inc.*	925	86,663
Hilton Worldwide Holdings, Inc.	1,698	204,813
Las Vegas Sands Corp.*	2,098	78,717
Marriott International, Inc., Class A	1,677	235,015
McDonald’s Corp.	4,511	1,040,868
MGM Resorts International	2,157	64,106
Norwegian Cruise Line Holdings Ltd.(x)*	2,557	29,047
Penn Entertainment, Inc.*	997	27,427
Royal Caribbean Cruises Ltd.*	1,369	51,885
Starbucks Corp.	6,996	589,483
Wynn Resorts Ltd.*	644	40,591
Yum! Brands, Inc.	1,740	185,032

		3,546,569

Household Durables (0.1%)
DR Horton, Inc.	1,954	131,602
Garmin Ltd.	931	74,768
Lennar Corp., Class A	1,578	117,640
Mohawk Industries, Inc.*	314	28,634
Newell Brands, Inc.	2,245	31,183
NVR, Inc.*	19	75,754
PulteGroup, Inc.	1,450	54,375
Whirlpool Corp.	343	46,240

		560,196

Internet & Direct Marketing Retail (1.0%)
Amazon.com, Inc.*	53,378	6,031,714
eBay, Inc.	3,415	125,706
Etsy, Inc.*	775	77,601

		6,235,021

Leisure Products (0.0%)†
Hasbro, Inc.	800	53,936

Multiline Retail (0.2%)
Dollar General Corp.	1,396	334,845
Dollar Tree, Inc.*	1,373	186,865
Target Corp.	2,821	418,608

		940,318

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	373	58,315
AutoZone, Inc.*	121	259,173
Bath & Body Works, Inc.	1,455	47,433
Best Buy Co., Inc.	1,235	78,225
CarMax, Inc.*	979	64,633
Home Depot, Inc. (The)	6,304	1,739,526
Lowe’s Cos., Inc.	4,033	757,438
O’Reilly Automotive, Inc.*	401	282,043
Ross Stores, Inc.	2,144	180,675
TJX Cos., Inc. (The)	7,164	445,028
Tractor Supply Co.	683	126,956
Ulta Beauty, Inc.*	319	127,980

		4,167,425

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc., Class B	7,740	643,349
PVH Corp.	412	18,458
Ralph Lauren Corp.	282	23,950
Tapestry, Inc.	1,536	43,668
VF Corp.	1,969	58,893

		788,318

Total Consumer Discretionary		21,377,349

Consumer Staples (2.0%)
Beverages (0.6%)
Brown-Forman Corp., Class B	1,115	74,226
Coca-Cola Co. (The)	23,801	1,333,332
Constellation Brands, Inc., Class A	993	228,072
Keurig Dr Pepper, Inc.	4,500	161,190
Molson Coors Beverage Co., Class B	1,149	55,141
Monster Beverage Corp.*	2,294	199,486
PepsiCo, Inc.	8,435	1,377,098

		3,428,545

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	2,704	$1,277,018
Kroger Co. (The)	4,002	175,087
Sysco Corp.	3,108	219,767
Walgreens Boots Alliance, Inc.	4,374	137,344
Walmart, Inc.	8,564	1,110,751

		2,919,967

Food Products (0.3%)
Archer-Daniels-Midland Co.	3,433	276,185
Campbell Soup Co.	1,233	58,099
Conagra Brands, Inc.	2,927	95,508
General Mills, Inc.	3,674	281,465
Hershey Co. (The)	891	196,439
Hormel Foods Corp.	1,729	78,566
J M Smucker Co. (The)	662	90,965
Kellogg Co.	1,546	107,694
Kraft Heinz Co. (The)	4,331	144,439
Lamb Weston Holdings, Inc.	881	68,172
McCormick & Co., Inc. (Non-Voting)	1,526	108,758
Mondelez International, Inc., Class A	8,442	462,875
Tyson Foods, Inc., Class A	1,778	117,223

		2,086,388

Household Products (0.4%)
Church & Dwight Co., Inc.	1,481	105,802
Clorox Co. (The)	751	96,421
Colgate-Palmolive Co.	5,112	359,118
Kimberly-Clark Corp.	2,055	231,270
Procter & Gamble Co. (The)	14,636	1,847,795

		2,640,406

Personal Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,414	305,282

Tobacco (0.2%)
Altria Group, Inc.	11,045	445,997
Philip Morris International, Inc.	9,456	784,943

		1,230,940

Total Consumer Staples		12,611,528

Energy (1.4%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	5,706	119,598
Halliburton Co.	5,502	135,459
Schlumberger NV	8,623	309,566

		564,623

Oil, Gas & Consumable Fuels (1.3%)
APA Corp.	2,063	70,534
Chevron Corp.	11,986	1,722,029
ConocoPhillips	7,890	807,462
Coterra Energy, Inc.	4,916	128,406
Devon Energy Corp.	3,744	225,127
Diamondback Energy, Inc.	1,043	125,640
EOG Resources, Inc.	3,573	399,211
Exxon Mobil Corp.	25,698	2,243,692
Hess Corp.	1,690	184,193
Kinder Morgan, Inc.	11,896	197,949
Marathon Oil Corp.	4,317	97,478
Marathon Petroleum Corp.	3,300	327,789
Occidental Petroleum Corp.	5,431	333,735
ONEOK, Inc.	2,724	139,578
Phillips 66	2,935	236,913
Pioneer Natural Resources Co.	1,373	297,296
Valero Energy Corp.	2,490	266,056
Williams Cos., Inc. (The)	7,430	212,721

		8,015,809

Total Energy		8,580,432

Financials (3.2%)
Banks (1.1%)
Bank of America Corp.	43,252	1,306,210
Citigroup, Inc.	11,846	493,623
Citizens Financial Group, Inc.	2,992	102,805
Comerica, Inc.	798	56,738
Fifth Third Bancorp	4,185	133,753
First Republic Bank	1,095	142,952
Huntington Bancshares, Inc.	8,779	115,707
JPMorgan Chase & Co.	17,917	1,872,326
KeyCorp	5,688	91,122
M&T Bank Corp.	1,095	193,070
PNC Financial Services Group, Inc. (The)	2,523	376,987
Regions Financial Corp.	5,701	114,419
Signature Bank	384	57,984
SVB Financial Group*	359	120,545
Truist Financial Corp.	8,122	353,632
US Bancorp	8,248	332,559
Wells Fargo & Co.	23,122	929,967
Zions Bancorp NA	923	46,944

		6,841,343

Capital Markets (0.8%)
Ameriprise Financial, Inc.	670	168,806
Bank of New York Mellon Corp. (The)	4,534	174,650
BlackRock, Inc.	869	478,193
Cboe Global Markets, Inc.	648	76,056
Charles Schwab Corp. (The)	9,200	661,204
CME Group, Inc.	2,193	388,446
FactSet Research Systems, Inc.	231	92,425
Franklin Resources, Inc.	1,708	36,756
Intercontinental Exchange, Inc.	3,406	307,732
Invesco Ltd.	2,054	28,140
MarketAxess Holdings, Inc.	230	51,173
Moody’s Corp.	979	238,005
Morgan Stanley	8,537	674,508
MSCI, Inc.	495	208,786
Nasdaq, Inc.	2,110	119,595
Northern Trust Corp.	1,271	108,747
Raymond James Financial, Inc.	1,186	117,201
S&P Global, Inc.	2,048	625,357
State Street Corp.	2,240	136,214
T. Rowe Price Group, Inc.	1,387	145,649

		4,837,643

Consumer Finance (0.1%)
American Express Co.	3,721	502,000
Capital One Financial Corp.	2,398	221,024
Discover Financial Services	1,714	155,837
Synchrony Financial	3,059	86,233

		965,094

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	11,037	2,947,100

Insurance (0.7%)
Aflac, Inc.	3,615	203,163
Allstate Corp. (The)	1,677	208,837
American International Group, Inc.	4,833	229,471
Aon plc, Class A	1,296	347,159
Arthur J Gallagher & Co.	1,281	219,333
Assurant, Inc.	330	47,939
Brown & Brown, Inc.	1,429	86,426
Chubb Ltd.	2,585	470,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Financial Corp.	910	$81,509
Everest Re Group Ltd.	241	63,248
Globe Life, Inc.	553	55,134
Hartford Financial Services Group, Inc. (The)	2,006	124,252
Lincoln National Corp.	986	43,295
Loews Corp.	1,186	59,110
Marsh & McLennan Cos., Inc.	3,062	457,126
MetLife, Inc.	4,217	256,309
Principal Financial Group, Inc.	1,434	103,463
Progressive Corp. (The)	3,568	414,637
Prudential Financial, Inc.	2,288	196,265
Travelers Cos., Inc. (The)	1,464	224,285
W R Berkley Corp.	1,278	82,533
Willis Towers Watson plc	680	136,639

		4,110,293

Total Financials		19,701,473

Health Care (4.5%)
Biotechnology (0.7%)
AbbVie, Inc.	10,780	1,446,784
Amgen, Inc.	3,259	734,579
Biogen, Inc.*	893	238,431
Gilead Sciences, Inc.	7,652	472,052
Incyte Corp.*	1,149	76,569
Moderna, Inc.*	2,111	249,626
Regeneron Pharmaceuticals, Inc.*	659	453,965
Vertex Pharmaceuticals, Inc.*	1,560	451,682

		4,123,688

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	10,681	1,033,493
ABIOMED, Inc.*	278	68,293
Align Technology, Inc.*	447	92,578
Baxter International, Inc.	3,072	165,458
Becton Dickinson and Co.	1,739	387,501
Boston Scientific Corp.*	8,721	337,764
Cooper Cos., Inc. (The)	301	79,434
Dentsply Sirona, Inc.	1,314	37,252
Dexcom, Inc.*	2,394	192,813
Edwards Lifesciences Corp.*	3,793	313,416
Hologic, Inc.*	1,521	98,135
IDEXX Laboratories, Inc.*	512	166,810
Intuitive Surgical, Inc.*	2,190	410,494
Medtronic plc	8,184	660,858
ResMed, Inc.	892	194,724
STERIS plc	611	101,597
Stryker Corp.	2,053	415,815
Teleflex, Inc.	286	57,617
Zimmer Biomet Holdings, Inc.	1,278	133,615

		4,947,667

Health Care Providers & Services (1.1%)
AmerisourceBergen Corp.	920	124,503
Cardinal Health, Inc.	1,662	110,822
Centene Corp.*	3,568	277,626
Cigna Corp.	1,935	536,904
CVS Health Corp.	7,999	762,865
DaVita, Inc.*	369	30,542
Elevance Health, Inc.	1,471	668,187
HCA Healthcare, Inc.	1,388	255,100
Henry Schein, Inc.*	842	55,378
Humana, Inc.	772	374,567
Laboratory Corp. of America Holdings	565	115,718
McKesson Corp.	887	301,465
Molina Healthcare, Inc.*	358	118,083
Quest Diagnostics, Inc.	716	87,846
UnitedHealth Group, Inc.	5,723	2,890,344
Universal Health Services, Inc., Class B	410	36,154

		6,746,104

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	1,831	222,558
Bio-Rad Laboratories, Inc., Class A*	132	55,062
Bio-Techne Corp.	239	67,876
Charles River Laboratories International, Inc.*	310	61,008
Danaher Corp.	3,948	1,019,729
Illumina, Inc.*	958	182,777
IQVIA Holdings, Inc.*	1,155	209,217
Mettler-Toledo International, Inc.*	138	149,609
PerkinElmer, Inc.	770	92,654
Thermo Fisher Scientific, Inc.	2,388	1,211,170
Waters Corp.*	367	98,917
West Pharmaceutical Services, Inc.	452	111,228

		3,481,805

Pharmaceuticals (1.4%)
Bristol-Myers Squibb Co.	12,988	923,317
Catalent, Inc.*	1,093	79,089
Eli Lilly and Co.	4,811	1,555,637
Johnson & Johnson	16,052	2,622,255
Merck & Co., Inc.	15,427	1,328,573
Organon & Co.	1,547	36,200
Pfizer, Inc.	34,228	1,497,817
Viatris, Inc.	7,396	63,014
Zoetis, Inc.	2,871	425,741

		8,531,643

Total Health Care		27,830,907

Industrials (2.3%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	3,393	410,825
General Dynamics Corp.	1,406	298,311
Howmet Aerospace, Inc.	2,294	70,953
Huntington Ingalls Industries, Inc.	244	54,046
L3Harris Technologies, Inc.	1,177	244,616
Lockheed Martin Corp.	1,445	558,189
Northrop Grumman Corp.	891	419,055
Raytheon Technologies Corp.	9,072	742,634
Textron, Inc.	1,312	76,437
TransDigm Group, Inc.	316	165,843

		3,040,909

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	776	74,737
Expeditors International of Washington, Inc.	1,023	90,341
FedEx Corp.	1,455	216,024
United Parcel Service, Inc., Class B	4,480	723,699

		1,104,801

Airlines (0.1%)
Alaska Air Group, Inc.*	769	30,106
American Airlines Group, Inc.*	3,962	47,703
Delta Air Lines, Inc.*	3,911	109,743
Southwest Airlines Co.*	3,617	111,548
United Airlines Holdings, Inc.*	1,993	64,832

		363,932

Building Products (0.1%)
A O Smith Corp.	793	38,524
Allegion plc	536	48,068
Carrier Global Corp.	5,175	184,023
Fortune Brands Home & Security, Inc.	798	42,845
Johnson Controls International plc	4,244	208,890
Masco Corp.	1,439	67,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Trane Technologies plc	1,427	$206,644

		796,181

Commercial Services & Supplies (0.1%)
Cintas Corp.	531	206,129
Copart, Inc.*	1,304	138,745
Republic Services, Inc.	1,272	173,043
Rollins, Inc.	1,382	47,928
Waste Management, Inc.	2,330	373,289

		939,134

Construction & Engineering (0.0%)†
Quanta Services, Inc.	877	111,721

Electrical Equipment (0.1%)
AMETEK, Inc.	1,409	159,795
Eaton Corp. plc	2,434	324,598
Emerson Electric Co.	3,624	265,349
Generac Holdings, Inc.*	389	69,297
Rockwell Automation, Inc.	709	152,513

		971,552

Industrial Conglomerates (0.2%)
3M Co.	3,471	383,546
General Electric Co.	6,714	415,664
Honeywell International, Inc.	4,153	693,426

		1,492,636

Machinery (0.5%)
Caterpillar, Inc.	3,254	533,916
Cummins, Inc.	861	175,222
Deere & Co.	1,703	568,615
Dover Corp.	879	102,474
Fortive Corp.	2,187	127,502
IDEX Corp.	464	92,730
Illinois Tool Works, Inc.	1,729	312,344
Ingersoll Rand, Inc.	2,476	107,112
Nordson Corp.	329	69,837
Otis Worldwide Corp.	2,579	164,540
PACCAR, Inc.	2,121	177,506
Parker-Hannifin Corp.	783	189,729
Pentair plc	1,009	40,996
Snap-on, Inc.	326	65,640
Stanley Black & Decker, Inc.	921	69,268
Westinghouse Air Brake
Technologies Corp.	1,114	90,624
Xylem, Inc.	1,099	96,009

		2,984,064

Professional Services (0.1%)
Equifax, Inc.	746	127,887
Jacobs Solutions, Inc.	785	85,164
Leidos Holdings, Inc.	834	72,950
Nielsen Holdings plc	2,194	60,818
Robert Half International, Inc.	674	51,561
Verisk Analytics, Inc.	963	164,220

		562,600

Road & Rail (0.3%)
CSX Corp.	13,264	353,353
JB Hunt Transport Services, Inc.	511	79,931
Norfolk Southern Corp.	1,454	304,831
Old Dominion Freight Line, Inc.	560	139,311
Union Pacific Corp.	3,831	746,355

		1,623,781

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,511	161,647
United Rentals, Inc.*	437	118,042
WW Grainger, Inc.	262	128,168

		407,857

Total Industrials		14,399,168

Information Technology (7.8%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	1,373	154,998
Cisco Systems, Inc.	25,342	1,013,680
F5, Inc.*	369	53,405
Juniper Networks, Inc.	1,971	51,483
Motorola Solutions, Inc.	1,021	228,673

		1,502,239

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,643	243,935
CDW Corp.	824	128,610
Corning, Inc.	4,637	134,566
Keysight Technologies, Inc.*	1,110	174,670
TE Connectivity Ltd.	1,965	216,857
Teledyne Technologies, Inc.*	286	96,517
Trimble, Inc.*	1,526	82,816
Zebra Technologies Corp., Class A*	320	83,843

		1,161,814

IT Services (1.3%)
Accenture plc, Class A	3,864	994,207
Akamai Technologies, Inc.*	978	78,553
Automatic Data Processing, Inc.	2,548	576,332
Broadridge Financial Solutions, Inc.	715	103,189
Cognizant Technology Solutions Corp., Class A	3,179	182,602
DXC Technology Co.*	1,491	36,500
EPAM Systems, Inc.*	349	126,404
Fidelity National Information Services, Inc.	3,726	281,574
Fiserv, Inc.*	3,549	332,080
FleetCor Technologies, Inc.*	472	83,152
Gartner, Inc.*	491	135,855
Global Payments, Inc.	1,717	185,522
International Business Machines Corp.	5,487	651,910
Jack Henry & Associates, Inc.	444	80,928
Mastercard, Inc., Class A	5,239	1,489,657
Paychex, Inc.	1,960	219,932
PayPal Holdings, Inc.*	7,064	607,998
VeriSign, Inc.*	581	100,920
Visa, Inc., Class A	10,039	1,783,428

		8,050,743

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*	9,886	626,377
Analog Devices, Inc.	3,192	444,773
Applied Materials, Inc.	5,389	441,521
Broadcom, Inc.	2,491	1,106,029
Enphase Energy, Inc.*	824	228,635
Intel Corp.	24,944	642,807
KLA Corp.	910	275,393
Lam Research Corp.	846	309,636
Microchip Technology, Inc.	3,392	207,014
Micron Technology, Inc.	6,812	341,281
Monolithic Power Systems, Inc.	267	97,028
NVIDIA Corp.	15,275	1,854,232
NXP Semiconductors NV	1,602	236,311
ON Semiconductor Corp.*	2,651	165,237
Qorvo, Inc.*	661	52,490
QUALCOMM, Inc.	6,832	771,879
Skyworks Solutions, Inc.	982	83,735
SolarEdge Technologies, Inc.*	338	78,233
Teradyne, Inc.	977	73,422
Texas Instruments, Inc.	5,625	870,638

		8,906,671

Software (2.5%)
Adobe, Inc.*	2,882	793,126
ANSYS, Inc.*	531	117,723

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Autodesk, Inc.*	1,327	$247,884
Cadence Design Systems, Inc.*	1,682	274,889
Ceridian HCM Holding, Inc.*	838	46,828
Fortinet, Inc.*	4,064	199,664
Intuit, Inc.	1,725	668,127
Microsoft Corp.	45,624	10,625,830
NortonLifeLock, Inc.	3,550	71,497
Oracle Corp.	9,603	586,455
Paycom Software, Inc.*	294	97,017
PTC, Inc.*	642	67,153
Roper Technologies, Inc.	646	232,328
Salesforce, Inc.*	6,061	871,814
ServiceNow, Inc.*	1,223	461,817
Synopsys, Inc.*	934	285,346
Tyler Technologies, Inc.*	253	87,918

		15,735,416

Technology Hardware, Storage & Peripherals (2.2%)
Apple, Inc.	93,798	12,962,884
Hewlett Packard Enterprise Co.	7,931	95,013
HP, Inc.	6,426	160,136
NetApp, Inc.	1,358	83,992
Seagate Technology Holdings plc	1,206	64,195
Western Digital Corp.*	1,910	62,171

		13,428,391

Total Information Technology		48,785,274

Materials (0.8%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	1,353	314,884
Albemarle Corp.	714	188,810
Celanese Corp.	661	59,715
CF Industries Holdings, Inc.	1,273	122,526
Corteva, Inc.	4,415	252,317
Dow, Inc.	4,442	195,137
DuPont de Nemours, Inc.	3,102	156,341
Eastman Chemical Co.	786	55,845
Ecolab, Inc.	1,516	218,941
FMC Corp.	768	81,178
International Flavors & Fragrances, Inc.	1,555	141,241
Linde plc	3,070	827,641
LyondellBasell Industries NV, Class A	1,579	118,867
Mosaic Co. (The)	2,208	106,713
PPG Industries, Inc.	1,441	159,504
Sherwin-Williams Co. (The)	1,460	298,935

		3,298,595

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	380	122,394
Vulcan Materials Co.	811	127,903

		250,297

Containers & Packaging (0.1%)
Amcor plc	9,167	98,362
Avery Dennison Corp.	498	81,025
Ball Corp.	1,951	94,272
International Paper Co.	2,261	71,674
Packaging Corp. of America	572	64,230
Sealed Air Corp.	891	39,658
Westrock Co.	1,555	48,034

		497,255

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	8,841	241,624
Newmont Corp.	4,842	203,509
Nucor Corp.	1,623	173,645

		618,778

Total Materials		4,664,925

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	906	127,012
American Tower Corp. (REIT)	2,835	608,675
AvalonBay Communities, Inc. (REIT)	853	157,114
Boston Properties, Inc. (REIT)	870	65,224
Camden Property Trust (REIT)	650	77,643
Crown Castle, Inc. (REIT)	2,642	381,901
Digital Realty Trust, Inc. (REIT)	1,737	172,276
Duke Realty Corp. (REIT)	2,345	113,029
Equinix, Inc. (REIT)	555	315,706
Equity Residential (REIT)	2,088	140,355
Essex Property Trust, Inc. (REIT)	399	96,650
Extra Space Storage, Inc. (REIT)	819	141,449
Federal Realty Investment Trust (REIT)	436	39,292
Healthpeak Properties, Inc. (REIT)	3,291	75,430
Host Hotels & Resorts, Inc. (REIT)	4,360	69,237
Iron Mountain, Inc. (REIT)	1,773	77,959
Kimco Realty Corp. (REIT)	3,770	69,406
Mid-America Apartment Communities, Inc. (REIT)	704	109,169
Prologis, Inc. (REIT)	4,516	458,826
Public Storage (REIT)	932	272,899
Realty Income Corp. (REIT)	3,670	213,594
Regency Centers Corp. (REIT)	946	50,942
SBA Communications Corp. (REIT)	658	187,300
Simon Property Group, Inc. (REIT)	2,003	179,769
UDR, Inc. (REIT)	1,826	76,162
Ventas, Inc. (REIT)	2,438	97,934
VICI Properties, Inc. (REIT)	5,875	175,369
Vornado Realty Trust (REIT)	971	22,488
Welltower, Inc. (REIT)	2,769	178,102
Weyerhaeuser Co. (REIT)	4,542	129,720

		4,880,632

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	1,994	134,615

Total Real Estate		5,015,247

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	1,530	81,075
American Electric Power Co., Inc.	3,133	270,848
Constellation Energy Corp.	1,993	165,798
Duke Energy Corp.	4,697	436,915
Edison International	2,325	131,548
Entergy Corp.	1,241	124,882
Evergy, Inc.	1,400	83,160
Eversource Energy	2,104	164,028
Exelon Corp.	5,980	224,011
FirstEnergy Corp.	3,483	128,871
NextEra Energy, Inc.	11,984	939,665
NRG Energy, Inc.	1,448	55,415
Pinnacle West Capital Corp.	689	44,447
PPL Corp.	4,489	113,796
Southern Co. (The)	6,482	440,776
Xcel Energy, Inc.	3,323	212,672

		3,617,907

Gas Utilities (0.0%)†
Atmos Energy Corp.	848	86,369

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	4,074	92,072

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.3%)
Ameren Corp.	1,575	$126,866
CenterPoint Energy, Inc.	3,840	108,211
CMS Energy Corp.	1,770	103,085
Consolidated Edison, Inc.	2,161	185,327
Dominion Energy, Inc.	4,949	342,026
DTE Energy Co.	1,182	135,989
NiSource, Inc.	2,475	62,345
Public Service Enterprise Group, Inc.	3,046	171,277
Sempra Energy	1,917	287,435
WEC Energy Group, Inc.	1,924	172,063

		1,694,624

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,109	144,348

Total Utilities		5,635,320

Total Common Stocks (29.5%) (Cost $143,944,707)		183,617,351

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligation (40.6%)
U.S. Treasury Notes
0.875%, 11/15/30	$317,120,000	252,605,900

Total Long-Term Debt Securities (40.6%) (Cost $264,963,527)		252,605,900

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (24.3%)
Goldman Sachs Financial Square Funds - Government Fund ‡	32,554,639	32,554,639
Goldman Sachs Financial Square Funds - Treasury Obligations Fund‡	31,891,058	31,891,058
Goldman Sachs Financial Square Funds - Treasury Solutions Fund‡	31,558,068	31,558,068
JPMorgan Prime Money Market Fund, IM Shares	55,197,914	55,219,993

Total Investment Companies		151,223,758

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)†
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $97,924, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $99,858.(xx)	$97,900	97,900

Total Short-Term Investments (24.3%) (Cost $151,299,432)		151,321,658

Total Investments in Securities (94.4%) (Cost $560,207,666)		587,544,909
Other Assets Less Liabilities (5.6%)		34,966,541

Net Assets (100%)		$622,511,450

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)	At September 30, 2022, the Portfolio had loaned securities with a total value of $89,714. This was collateralized by cash of $97,900 which was subsequently invested in joint repurchase agreements.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund	32,554,639	37,911,152	—	(5,356,513)	—	—	32,554,639	229,460	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	31,891,058	37,138,255	—	(5,247,197)	—	—	31,891,058	223,271	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	31,558,068	36,750,607	—	(5,192,539)	—	—	31,558,068	220,146	—

Total		111,800,014	—	(15,796,249)	—	—	96,003,765	672,877	—

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,374	12/2022	EUR	44,639,415	(3,345,729)
FTSE 100 Index	419	12/2022	GBP	32,348,413	(2,195,203)
Russell 2000 E-Mini Index	334	12/2022	USD	27,885,660	(3,508,109)
S&P Midcap 400 E-Mini Index	191	12/2022	USD	42,176,620	(5,439,078)
TOPIX Index	238	12/2022	JPY	30,191,944	(943,991)

					(15,432,110)

Short Contracts
S&P 500 E-Mini Index	(88)	12/2022	USD	(15,846,600)	152,162

					152,162

					(15,279,948)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$15,015,728	$—	$—	$15,015,728
Consumer Discretionary	21,377,349	—	—	21,377,349
Consumer Staples	12,611,528	—	—	12,611,528
Energy	8,580,432	—	—	8,580,432
Financials	19,701,473	—	—	19,701,473
Health Care	27,830,907	—	—	27,830,907
Industrials	14,399,168	—	—	14,399,168
Information Technology	48,785,274	—	—	48,785,274
Materials	4,664,925	—	—	4,664,925
Real Estate	5,015,247	—	—	5,015,247
Utilities	5,635,320	—	—	5,635,320
Futures	152,162	—	—	152,162
Short-Term Investments
Investment Companies	151,223,758	—	—	151,223,758
Repurchase Agreement	—	97,900	—	97,900
U.S. Treasury Obligation	—	252,605,900	—	252,605,900

Total Assets	$334,993,271	$252,703,800	$—	$587,697,071

Liabilities:
Futures	$(15,432,110)	$—	$—	$(15,432,110)

Total Liabilities	$(15,432,110)	$—	$—	$(15,432,110)

Total	$319,561,161	$252,703,800	$—	$572,264,961

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,139,773
Aggregate gross unrealized depreciation	(38,346,146)

Net unrealized appreciation	$6,793,627

Federal income tax cost of investments in securities and derivative instruments, if applicable	$565,471,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Financials (0.1%)
Diversified Financial Services (0.1%)
Private Export Funding Corp.
Series KK
3.550%, 1/15/24	$5,979,000	$5,922,584
Series NN
3.250%, 6/15/25	2,500,000	2,423,640

		8,346,224

Total Financials		8,346,224

Total Corporate Bond		8,346,224

U.S. Government Agency Securities (48.9%)
FFCB
0.290%, 11/2/23	10,000,000	9,561,256
0.310%, 11/30/23	10,000,000	9,534,848
3.500%, 12/20/23	25,000,000	24,775,853
0.250%, 2/26/24	35,370,000	33,465,966
3.625%, 3/6/24	17,500,000	17,325,023
0.350%, 5/16/24	10,000,000	9,364,911
2.625%, 5/16/24	33,695,000	32,875,955
0.390%, 6/17/24	10,000,000	9,339,147
0.470%, 8/19/24	10,000,000	9,284,596
3.375%, 8/26/24	25,000,000	24,572,982
4.250%, 9/26/24	15,000,000	14,959,764
0.440%, 11/4/24	10,000,000	9,205,009
0.300%, 11/12/24	5,000,000	4,584,565
1.125%, 1/6/25	2,500,000	2,323,991
1.750%, 2/14/25	31,505,000	29,674,783
0.680%, 8/4/25	30,000,000	26,972,538
0.570%, 8/12/25	10,000,000	8,955,125
4.250%, 9/30/25	15,000,000	14,956,932
0.600%, 11/24/25	15,000,000	13,312,020
0.680%, 1/13/27	5,000,000	4,278,324
0.700%, 1/27/27	15,000,000	12,830,606
1.040%, 1/25/29	15,000,000	12,121,356
1.230%, 7/29/30	5,000,000	3,867,781
1.240%, 9/3/30	10,000,000	7,721,177
1.380%, 1/14/31	30,000,000	23,205,381
1.990%, 3/17/31	10,000,000	8,122,396
FHLB
0.250%, 12/8/23	10,000,000	9,536,154
2.500%, 2/13/24	51,865,000	50,748,699
2.125%, 2/28/24	16,445,000	15,962,833
3.375%, 3/8/24	22,500,000	22,187,920
0.375%, 3/15/24	50,000,000	47,159,425
2.875%, 6/14/24	13,085,000	12,783,026
2.750%, 6/28/24	50,000,000	48,651,655
3.000%, 7/8/24	26,315,000	25,762,482
1.500%, 8/15/24	47,875,000	45,569,340
2.875%, 9/13/24	46,180,000	44,936,317
2.750%, 12/13/24	40,000,000	38,737,688
1.250%, 1/27/25	25,000,000	23,236,958
1.300%, 1/28/25	10,000,000	9,306,068
2.375%, 3/14/25	10,000,000	9,541,695
0.500%, 4/14/25	41,290,000	37,667,125
0.500%, 6/13/25	20,000,000	18,036,324
3.125%, 6/13/25	10,000,000	9,670,914
0.375%, 9/4/25	56,620,000	50,583,113
0.550%, 1/20/26	5,000,000	4,404,653
0.625%, 1/22/26	25,000,000	22,074,260
0.650%, 1/28/26	15,000,000	13,242,351
0.700%, 1/28/26	20,000,000	17,686,862
0.600%, 2/12/26	10,000,000	8,804,070
0.680%, 2/24/26	5,000,000	4,410,842
0.750%, 2/24/26	25,000,000	22,108,537
0.650%, 2/26/26	10,000,000	8,810,779
1.050%, 8/13/26	36,000,000	31,722,901
1.875%, 9/11/26	24,000,000	21,934,877
1.700%, 1/28/27	69,245,000	61,944,610
0.830%, 2/10/27	10,000,000	8,600,741
0.900%, 2/26/27	10,000,000	8,618,760
1.100%, 2/25/28	15,000,000	12,459,299
3.250%, 6/9/28	25,000,000	23,947,383
1.000%, 8/16/28	5,000,000	4,082,477
3.250%, 11/16/28	66,335,000	63,504,678
FHLMC
0.125%, 10/16/23	8,785,000	8,407,668
0.320%, 11/2/23	20,000,000	19,132,096
0.250%, 11/6/23	135,000,000	129,178,557
0.300%, 11/16/23	10,000,000	9,547,483
0.250%, 12/4/23	42,055,000	40,129,411
0.360%, 5/15/24	10,000,000	9,370,340
0.450%, 11/25/24	10,000,000	9,188,720
4.000%, 12/30/24	30,000,000	29,637,411
1.500%, 2/12/25	60,000,000	56,308,200
4.320%, 3/21/25	25,000,000	24,807,125
0.375%, 7/21/25	7,225,000	6,479,662
0.600%, 8/12/25	10,000,000	8,960,560
4.050%, 8/28/25	10,000,000	9,852,820
0.680%, 9/2/25	26,300,000	23,601,026
0.375%, 9/23/25	68,490,000	61,028,686
4.625%, 9/29/25	15,000,000	14,938,276
0.600%, 9/30/25	20,000,000	17,860,420
0.600%, 10/15/25	10,905,000	9,717,009
0.600%, 11/12/25	5,000,000	4,440,605
0.640%, 11/24/25	15,000,000	13,327,840
0.625%, 11/25/25	10,000,000	8,879,818
0.620%, 12/1/25	15,000,000	13,313,863
0.750%, 6/23/26	15,000,000	13,123,736
6.750%, 9/15/29	20,000,000	23,214,320
6.250%, 7/15/32	20,000,000	23,293,486
FNMA
0.310%, 11/16/23	10,000,000	9,548,563
0.250%, 11/27/23(x)	25,430,000	24,339,816
2.500%, 2/5/24(x)	111,045,000	108,423,361
1.750%, 7/2/24(x)	60,000,000	57,504,864
2.625%, 9/6/24	85,000,000	82,654,621
1.625%, 10/15/24	65,050,000	61,727,226
1.625%, 1/7/25	83,600,000	78,952,350
0.625%, 4/22/25	36,380,000	33,124,605
0.500%, 6/17/25	45,000,000	40,686,651
0.375%, 8/25/25	127,500,000	113,984,770
0.580%, 10/20/25	20,000,000	17,799,198
0.560%, 10/22/25	10,000,000	8,891,676
0.540%, 10/27/25	10,000,000	8,879,340
0.600%, 10/29/25	10,000,000	8,893,293
0.500%, 11/7/25(x)	63,385,000	56,472,878
0.560%, 11/17/25	10,000,000	8,866,404
0.650%, 12/10/25	10,000,000	8,878,397
0.650%, 12/17/25	10,000,000	8,869,391
2.125%, 4/24/26	119,485,000	111,305,846
1.875%, 9/24/26(x)	120,000,000	109,828,116
0.875%, 12/18/26	10,000,000	8,662,159
0.750%, 10/8/27(x)	80,000,000	67,961,216
7.125%, 1/15/30	40,000,000	47,291,420
0.875%, 8/5/30	122,000,000	95,409,893
6.625%, 11/15/30	20,000,000	23,380,824
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	6,301,000	6,062,639

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
State of Israel AID Bonds
5.500%, 9/18/23	$20,000,000	$20,184,612
5.500%, 4/26/24	27,579,000	28,039,600
Tennessee Valley Authority 2.875%, 9/15/24	20,000,000	19,446,610
0.750%, 5/15/25	8,330,000	7,584,915
1.500%, 9/15/31	10,420,000	8,314,712
Series A
2.875%, 2/1/27	48,000,000	45,666,557
Series E
6.750%, 11/1/25	15,779,000	16,843,609

Total U.S. Government Agency Securities		3,177,847,371

U.S. Treasury Obligations (41.7%)
U.S. Treasury Notes
0.500%, 11/30/23	65,000,000	62,219,729
2.125%, 11/30/23	18,000,000	17,561,250
2.250%, 12/31/23	41,000,000	39,984,610
0.875%, 1/31/24	40,000,000	38,204,688
2.250%, 1/31/24	33,000,000	32,119,570
2.500%, 1/31/24	24,000,000	23,428,126
1.500%, 2/29/24	62,000,000	59,616,875
2.125%, 2/29/24	33,000,000	32,008,710
2.375%, 2/29/24	5,000,000	4,867,187
2.125%, 3/31/24	40,000,000	38,728,124
0.375%, 4/15/24	20,000,000	18,831,250
2.000%, 4/30/24	10,000,000	9,645,313
0.250%, 5/15/24	55,000,000	51,525,974
2.500%, 5/15/24	58,000,000	56,337,030
2.000%, 5/31/24	38,000,000	36,600,236
2.000%, 6/30/24	19,000,000	18,269,688
3.000%, 6/30/24	18,000,000	17,610,469
1.750%, 7/31/24	23,500,000	22,461,777
1.250%, 8/31/24	22,000,000	20,794,297
1.875%, 8/31/24	25,000,000	23,911,132
2.250%, 10/31/24	4,000,000	3,840,938
1.500%, 11/30/24	7,000,000	6,602,969
1.750%, 12/31/24	25,000,000	23,685,547
2.250%, 12/31/24	22,000,000	21,065,000
1.125%, 1/15/25	25,000,000	23,289,063
1.375%, 1/31/25	30,000,000	28,094,532
2.000%, 2/15/25	13,000,000	12,336,797
2.125%, 5/15/25	37,000,000	35,051,721
2.875%, 6/15/25	17,000,000	16,399,688
0.250%, 6/30/25	25,000,000	22,439,452
3.000%, 7/15/25	50,000,000	48,335,940
0.250%, 7/31/25	40,000,000	35,750,000
2.000%, 8/15/25	30,000,000	28,185,939
0.250%, 10/31/25	10,000,000	8,855,469
0.375%, 11/30/25	5,000,000	4,432,812
0.375%, 12/31/25	80,000,000	70,743,752
0.375%, 1/31/26	55,000,000	48,447,267
1.625%, 2/15/26	20,000,000	18,379,688
0.500%, 2/28/26	10,000,000	8,825,000
0.750%, 3/31/26	65,000,000	57,728,125
2.250%, 3/31/26	35,000,000	32,798,829
0.750%, 4/30/26	40,000,000	35,434,376
1.625%, 5/15/26	42,000,000	38,400,470
0.750%, 5/31/26	73,000,000	64,502,347
0.875%, 6/30/26	80,000,000	70,862,504
0.625%, 7/31/26	25,000,000	21,878,908
1.500%, 8/15/26	90,500,000	81,895,432
1.375%, 8/31/26	16,615,000	14,959,990
0.875%, 9/30/26	45,000,000	39,610,548
1.625%, 9/30/26	40,000,000	36,328,124
2.000%, 11/15/26	66,000,000	60,647,816
2.250%, 2/15/27	55,000,000	50,870,705
0.500%, 10/31/27	35,000,000	29,317,970
2.250%, 11/15/27	18,500,000	16,934,726
0.625%, 11/30/27	50,000,000	42,054,690
0.625%, 12/31/27	65,000,000	54,539,062
2.750%, 2/15/28	26,600,000	24,920,875
1.250%, 3/31/28	50,000,000	43,128,905
1.250%, 4/30/28	5,000,000	4,303,516
2.875%, 5/15/28	56,000,000	52,657,500
1.250%, 5/31/28	30,500,000	26,201,406
1.250%, 6/30/28	5,000,000	4,286,719
2.875%, 8/15/28	51,000,000	47,852,346
1.125%, 8/31/28	25,000,000	21,173,828
1.250%, 9/30/28	30,000,000	25,551,564
3.125%, 11/15/28	97,500,000	92,663,084
2.625%, 2/15/29	52,000,000	47,925,311
2.375%, 5/15/29	67,000,000	60,624,535
3.250%, 6/30/29	15,000,000	14,343,750
1.625%, 8/15/29	17,500,000	15,093,750
1.500%, 2/15/30	32,400,000	27,504,564
0.625%, 5/15/30	40,000,000	31,506,252
0.625%, 8/15/30	48,500,000	37,981,562
0.875%, 11/15/30	36,000,000	28,676,250
1.125%, 2/15/31	74,600,000	60,402,687
1.625%, 5/15/31	15,000,000	12,590,625
1.250%, 8/15/31	30,000,000	24,239,064
1.375%, 11/15/31	84,500,000	68,643,051
1.875%, 2/15/32	107,000,000	90,649,063
2.750%, 8/15/32(x)	13,000,000	11,882,812

Total U.S. Treasury Obligations		2,713,055,250

Total Long-Term Debt Securities (90.7%) (Cost $6,372,831,883)		5,899,248,845

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.9%)
Schwab Intermediate-Term U.S. Treasury ETF	950,000	46,683,000
Schwab Short-Term U.S. Treasury ETF(x)	950,000	45,847,000
Vanguard Intermediate-Term Treasury ETF(x)	3,900,000	227,409,000
Vanguard Short-Term Treasury ETF(x)	3,400,000	196,486,000

Total Exchange Traded Funds (7.9%) (Cost $543,978,750)		516,425,000

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
Dreyfus Treasury Obligations Cash Management Fund(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $6,814,325, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $6,948,892.(xx)	$6,812,639	$6,812,639
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $12,007,467, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $13,152,601.(xx)	12,000,000	12,000,000
Societe Generale SA, 2.96%, dated 9/30/22, due 10/7/22, repurchase price $10,005,756, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 7/31/23-5/31/29; total market value $10,200,004.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		28,812,639

Total Short-Term Investments (0.5%) (Cost $30,812,639)		30,812,639

Total Investments in Securities (99.1%) (Cost $6,947,623,272)		6,446,486,484
Other Assets Less Liabilities (0.9%)		57,364,386

Net Assets (100%)		$6,503,850,870

†	Percent shown is less than 0.05%.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $30,117,923. This was collateralized by cash of $30,812,639 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$8,346,224	$—	$8,346,224
Exchange Traded Funds	516,425,000	—	—	516,425,000
Short-Term Investments
Investment Company	2,000,000	—	—	2,000,000
Repurchase Agreements	—	28,812,639	—	28,812,639
U.S. Government Agency Securities	—	3,177,847,371	—	3,177,847,371
U.S. Treasury Obligations	—	2,713,055,250	—	2,713,055,250

Total Assets	$518,425,000	$5,928,061,484	$—	$6,446,486,484

Total Liabilities	$—	$—	$—	$—

Total	$518,425,000	$5,928,061,484	$—	$6,446,486,484

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(501,633,198)

Net unrealized depreciation	$(501,633,198)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,948,119,682

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.7%)
Ampol Ltd.	9,487	$175,167
APA Group	51,345	313,513
Aristocrat Leisure Ltd.	50,039	1,044,287
ASX Ltd.	8,242	378,987
Aurizon Holdings Ltd.	77,109	169,419
Australia & New Zealand Banking Group Ltd.	125,848	1,827,283
BHP Group Ltd. (ASE Stock Exchange)	120,726	3,006,670
BHP Group Ltd. (London Stock Exchange)	93,034	2,336,558
BlueScope Steel Ltd.	21,435	207,371
Brambles Ltd.	59,717	433,285
Cochlear Ltd.	2,799	345,866
Coles Group Ltd.	56,755	597,101
Commonwealth Bank of Australia	72,054	4,187,581
Computershare Ltd.	23,942	379,701
CSL Ltd.	20,340	3,688,108
Dexus (REIT)	44,852	222,461
Domino’s Pizza Enterprises Ltd.	2,752	90,098
Endeavour Group Ltd.	58,253	261,088
Evolution Mining Ltd.(x)	69,738	91,962
Fortescue Metals Group Ltd.	72,055	772,242
Glencore plc	416,315	2,198,367
Goodman Group (REIT)	69,440	693,806
GPT Group (The) (REIT)	81,507	197,841
IDP Education Ltd.(x)	9,216	154,208
Insurance Australia Group Ltd.	102,468	301,718
Lendlease Corp. Ltd.	30,816	174,282
Lottery Corp. Ltd. (The)*	95,346	253,301
Macquarie Group Ltd.	15,303	1,485,079
Medibank Pvt Ltd.	117,620	261,396
Mineral Resources Ltd.	6,827	285,779
Mirvac Group (REIT)	159,470	196,959
National Australia Bank Ltd.	135,539	2,485,269
Newcrest Mining Ltd.	38,753	421,636
Northern Star Resources Ltd.	46,680	235,336
Orica Ltd.	101,859	855,190
Origin Energy Ltd.	70,684	231,604
Qantas Airways Ltd.*	38,454	123,784
QBE Insurance Group Ltd.	63,466	468,833
Ramsay Health Care Ltd.	7,528	276,095
REA Group Ltd.(x)	2,335	169,392
Reece Ltd.	9,643	85,294
Rio Tinto Ltd.	15,795	940,005
Rio Tinto plc	47,288	2,561,285
Rio Tinto plc (ADR)(x)	32,291	1,777,943
Santos Ltd.	136,189	616,837
Scentre Group (REIT)	216,432	348,381
SEEK Ltd.	13,829	167,328
Sonic Healthcare Ltd.	18,840	366,593
South32 Ltd.	199,127	460,260
Stockland (REIT)	97,879	203,816
Suncorp Group Ltd.	54,986	350,873
Telstra Corp. Ltd.	172,940	423,867
Transurban Group	129,858	1,018,536
Treasury Wine Estates Ltd.	31,455	253,263
Vicinity Centres (REIT)	159,395	177,978
Washington H Soul Pattinson & Co. Ltd.	9,572	162,898
Wesfarmers Ltd.	48,244	1,311,172
Westpac Banking Corp.	147,357	1,934,984
WiseTech Global Ltd.	13,806	453,466
Woodside Energy Group Ltd. (ASE Stock Exchange)	63,368	1,289,138
Woodside Energy Group Ltd. (London Stock Exchange)	16,811	345,097
Woolworths Group Ltd.	51,569	1,115,788

		48,363,425

Austria (0.3%)
Erste Group Bank AG	83,146	1,820,825
Mondi plc	19,859	306,754
OMV AG	6,591	237,224
Verbund AG	2,771	236,120
voestalpine AG	4,513	76,322

		2,677,245

Belgium (0.7%)
Ageas SA/NV	7,052	255,865
Anheuser-Busch InBev SA/NV	97,181	4,396,274
D’ieteren Group	1,061	148,880
Elia Group SA/NV	1,295	152,202
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,483	103,873
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	2,716	188,737
KBC Group NV	10,428	489,164
Proximus SADP	7,212	74,727
Sofina SA	665	113,006
Solvay SA	3,024	231,318
UCB SA	5,324	368,230
Umicore SA	8,745	253,550
Warehouses De Pauw CVA (REIT)	6,344	154,107

		6,929,933

Brazil (0.6%)
Ambev SA	770,900	2,222,231
Banco Bradesco SA (ADR)	500,799	1,842,940
Hypera SA*	54,306	447,890
Petroleo Brasileiro SA (ADR)	83,596	1,031,575
Yara International ASA	7,310	255,509

		5,800,145

Canada (1.5%)
Agnico Eagle Mines Ltd.	30,544	1,290,439
CAE, Inc.*	89,100	1,366,800
Canadian National Railway Co. (New York Stock Exchange)	14,969	1,616,502
Canadian National Railway Co. (Toronto Stock Exchange)	16,324	1,762,923
Canadian Pacific Railway Ltd.	19,039	1,270,921
Element Fleet Management Corp.	122,522	1,445,766
Franco-Nevada Corp.	11,857	1,416,299
Magna International, Inc.	31,358	1,487,595
Restaurant Brands International, Inc.(x)	39,831	2,118,213
Ritchie Bros Auctioneers, Inc.	25,763	1,609,733

		15,385,191

Chile (0.3%)
Antofagasta plc	16,511	203,667
Sociedad Quimica y Minera de Chile SA (ADR)	30,681	2,784,301

		2,987,968

China (1.4%)
Alibaba Group Holding Ltd.*	112,400	1,127,472
Anhui Conch Cement Co. Ltd., Class H	194,500	613,030
Baidu, Inc. (ADR)*	15,321	1,800,064
BOC Hong Kong Holdings Ltd.	155,543	514,230
Budweiser Brewing Co. APAC Ltd.(m)	76,400	199,135
BYD Co. Ltd., Class H	54,500	1,340,270
China Life Insurance Co. Ltd., Class H	557,000	717,182
China Resources Gas Group Ltd.	230,800	728,489

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Chow Tai Fook Jewellery Group Ltd.	90,800	$169,998
ESR Group Ltd.(m)	79,800	201,286
Futu Holdings Ltd. (ADR)(x)*	2,275	84,835
Kingsoft Corp. Ltd.	111,600	295,463
Ping An Insurance Group Co. of China Ltd., Class H	94,500	469,883
Prosus NV*	43,622	2,273,313
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	351,000	845,805
SITC International Holdings Co. Ltd.	59,000	108,055
Tencent Holdings Ltd.	32,800	1,107,722
TravelSky Technology Ltd., Class H	719,000	1,097,473
Wilmar International Ltd.	77,555	206,476
Xinyi Glass Holdings Ltd.	76,000	110,079
Yum China Holdings, Inc.(Hong Kong stock exchange)	5,700	268,970
Yum China Holdings, Inc.(New York stock exchange)	11,073	524,085

		14,803,315

Colombia (0.2%)
Bancolombia SA (ADR)	52,056	1,268,605
Ecopetrol SA (ADR)(x)	93,239	832,624

		2,101,229

Denmark (1.6%)
AP Moller - Maersk A/S, Class A	124	218,523
AP Moller - Maersk A/S, Class B	212	384,025
Carlsberg A/S, Class B	4,142	483,287
Chr Hansen Holding A/S	4,617	226,321
Coloplast A/S, Class B	4,969	502,364
Danske Bank A/S	28,591	353,829
Demant A/S*	3,889	95,835
DSV A/S	7,905	916,238
Genmab A/S*	2,796	901,260
GN Store Nord A/S	5,569	97,009
Novo Nordisk A/S, Class B	98,294	9,797,356
Novozymes A/S, Class B	8,741	435,973
Orsted A/S(m)	8,001	636,658
Pandora A/S	3,831	178,437
ROCKWOOL A/S, Class B	382	59,885
Tryg A/S	14,964	307,535
Vestas Wind Systems A/S	42,969	787,791

		16,382,326

Finland (0.8%)
Elisa OYJ	6,149	278,864
Fortum OYJ	18,193	244,536
Kesko OYJ, Class B	12,090	224,661
Kone OYJ, Class B	14,462	556,911
Metso Outotec OYJ	113,300	750,803
Neste OYJ	17,940	778,077
Nokia OYJ	229,414	979,631
Nordea Bank Abp (Aquis Stock Exchange)	2,447	20,936
Nordea Bank Abp (Turquoise Stock Exchange)	240,980	2,061,934
Orion OYJ, Class B	4,218	177,784
Sampo OYJ, Class A	20,220	862,939
Stora Enso OYJ, Class R	23,507	299,804
UPM-Kymmene OYJ	22,669	720,361
Wartsila OYJ Abp	21,524	137,131

		8,094,372

France (9.0%)
Accor SA*	139,371	2,909,884
Adevinta ASA*	11,739	68,872
Aeroports de Paris*	1,194	137,521
Air Liquide SA	37,446	4,263,856
Airbus SE	44,736	3,864,845
Alstom SA(x)	13,994	225,026
Amundi SA(m)	2,575	106,774
Arkema SA	2,513	183,283
AXA SA	78,921	1,727,956
BioMerieux	1,684	132,696
BNP Paribas SA	76,449	3,227,474
Bollore SE	39,268	179,639
Bouygues SA	9,454	246,288
Bureau Veritas SA	12,174	271,872
Capgemini SE	26,485	4,232,583
Carrefour SA	25,840	357,984
Cie de Saint-Gobain	20,815	742,343
Cie Generale des Etablissements Michelin SCA	28,868	643,148
Covivio (REIT)	1,895	90,602
Credit Agricole SA	50,042	402,923
Danone SA	27,109	1,277,291
Dassault Aviation SA	960	109,031
Dassault Systemes SE	44,767	1,538,807
Edenred	42,939	1,973,613
Eiffage SA	3,692	295,554
Electricite de France SA	24,379	283,852
Engie SA	77,715	891,690
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	4,356	590,106
EssilorLuxottica SA (Turquoise Stock Exchange)	26,092	3,535,350
Eurazeo SE	1,541	80,462
Gecina SA (REIT)	2,053	159,572
Getlink SE	17,834	276,419
Hermes International	1,326	1,558,524
Ipsen SA	1,724	159,221
Kering SA	5,517	2,439,720
Klepierre SA (REIT)*	8,749	151,044
La Francaise des Jeux SAEM(m)	4,300	127,231
Legrand SA	11,380	735,249
L’Oreal SA	10,190	3,244,678
LVMH Moet Hennessy Louis Vuitton SE	18,789	11,044,832
Orange SA	84,888	767,619
Pernod Ricard SA	32,197	5,885,064
Publicis Groupe SA	9,776	462,579
Remy Cointreau SA	893	147,998
Renault SA*	27,015	725,584
Safran SA	53,626	4,875,922
Sanofi	64,018	4,885,871
Sartorius Stedim Biotech	1,194	364,997
SEB SA	1,113	69,810
Societe Generale SA	32,827	651,328
Sodexo SA	29,434	2,213,710
Teleperformance	5,736	1,449,156
Thales SA	4,403	485,650
TotalEnergies SE	129,789	6,109,157
Ubisoft Entertainment SA*	4,228	116,079
Unibail-Rodamco-Westfield (REIT)(x)*	5,156	211,648
Valeo	8,706	130,854
Veolia Environnement SA	80,772	1,532,498
Vinci SA	48,781	3,918,355
Vivendi SE	31,293	242,546
Wendel SE	1,104	78,965
Worldline SA(m)*	87,142	3,407,701

		93,220,906

Germany (6.4%)
adidas AG	7,374	855,757
Allianz SE (Registered)	22,709	3,593,714
Aroundtown SA	43,791	96,626
BASF SE	39,081	1,514,537

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Bayer AG (Registered)	142,433	$6,572,987
Bayerische Motoren Werke AG	14,088	963,184
Bayerische Motoren Werke AG (Preference)(q)	2,622	171,447
Bechtle AG	3,285	119,522
Beiersdorf AG	4,376	433,030
Brenntag SE	6,334	386,503
Carl Zeiss Meditec AG	1,644	173,127
Commerzbank AG*	44,585	319,899
Continental AG	31,399	1,410,710
Covestro AG(m)	57,904	1,674,112
Daimler Truck Holding AG*	19,304	441,790
Deutsche Bank AG (Registered)	87,687	655,870
Deutsche Boerse AG	16,107	2,651,808
Deutsche Lufthansa AG (Registered)(x)*	24,376	140,611
Deutsche Post AG (Registered)	42,177	1,283,378
Deutsche Telekom AG (Registered)	278,845	4,779,982
E.ON SE	95,529	739,336
Evonik Industries AG	8,477	142,945
Fresenius Medical Care AG & Co. KGaA	8,727	248,047
Fresenius SE & Co. KGaA	17,700	379,121
GEA Group AG	41,754	1,365,372
Hannover Rueck SE	2,457	371,071
HeidelbergCement AG	6,589	263,934
HelloFresh SE*	7,014	148,060
Henkel AG & Co. KGaA	4,453	254,171
Henkel AG & Co. KGaA (Preference)(q)	7,407	442,734
Infineon Technologies AG	55,566	1,231,373
KION Group AG	3,051	59,120
Knorr-Bremse AG	3,276	142,034
LEG Immobilien SE	3,210	193,146
Mercedes-Benz Group AG	33,696	1,723,134
Merck KGaA	19,011	3,102,660
MTU Aero Engines AG	11,525	1,739,163
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	10,601	2,564,245
Nemetschek SE	2,496	120,195
Porsche Automobil Holding SE (Preference)(q)	6,460	367,988
Puma SE	4,395	205,766
Rational AG	208	101,591
Rheinmetall AG	11,758	1,821,225
RWE AG	41,287	1,519,145
SAP SE	92,761	7,646,734
Sartorius AG (Preference)(q)	1,028	359,048
Scout24 SE(m)	3,524	178,573
Siemens AG (Registered)	54,784	5,422,163
Siemens Energy AG(x)	17,251	192,022
Siemens Healthineers AG(m)	11,909	515,859
Symrise AG	16,386	1,612,403
Telefonica Deutschland Holding AG	39,902	80,813
Uniper SE(x)	4,158	15,774
United Internet AG (Registered)	4,348	82,008
Volkswagen AG	1,179	194,323
Volkswagen AG (Preference)(q)	7,897	975,428
Vonovia SE	51,831	1,128,036
Zalando SE(m)*	2,207	43,757
Zalando SE (Bulgaria Stock Exchange)(m)(x)*	6,933	137,465

		66,068,576

Hong Kong (2.0%)
AIA Group Ltd.	1,000,652	8,307,970
CK Asset Holdings Ltd.	85,205	511,277
CK Infrastructure Holdings Ltd.	30,340	154,798
CLP Holdings Ltd.	70,064	527,975
Hang Lung Properties Ltd.	79,438	129,675
Hang Seng Bank Ltd.	32,174	486,191
Henderson Land Development Co. Ltd.	63,906	178,371
HK Electric Investments & HK Electric Investments Ltd.(m)	122,500	85,859
HKT Trust & HKT Ltd.	159,042	186,013
Hong Kong & China Gas Co. Ltd.	467,330	410,535
Hong Kong Exchanges & Clearing Ltd.	74,239	2,520,646
Hongkong Land Holdings Ltd.	52,400	225,844
Jardine Matheson Holdings Ltd.	6,700	339,020
Link REIT (REIT)	88,799	619,786
MTR Corp. Ltd.	67,118	307,132
New World Development Co. Ltd.	67,559	190,888
Power Assets Holdings Ltd.	58,496	292,369
Prudential plc	295,292	2,901,267
Sino Land Co. Ltd.	135,239	177,974
Sun Hung Kai Properties Ltd.	61,778	679,260
Swire Pacific Ltd., Class A	19,331	144,260
Swire Properties Ltd.	44,600	95,842
Techtronic Industries Co. Ltd.	57,000	538,504
WH Group Ltd.(m)	331,323	208,417
Wharf Real Estate Investment Co. Ltd.	68,330	308,581

		20,528,454

India (1.0%)
HDFC Bank Ltd.	149,252	2,586,227
HDFC Bank Ltd. (ADR)	34,654	2,024,487
ICICI Bank Ltd. (ADR)	110,227	2,311,460
ITC Ltd.	278,700	1,131,959
Reliance Industries Ltd.	42,001	1,214,807
UPL Ltd.	95,709	786,272

		10,055,212

Ireland (0.6%)
AerCap Holdings NV*	5,935	251,229
CRH plc	74,498	2,385,520
Flutter Entertainment plc (Dublin Stock Exchange)*	7,092	774,762
Flutter Entertainment plc (London Stock Exchange)*	13,759	1,507,907
Kerry Group plc, Class A	6,761	600,632
Kingspan Group plc	6,550	292,652
Smurfit Kappa Group plc	10,592	299,239

		6,111,941

Israel (0.6%)
Azrieli Group Ltd.	2,018	137,470
Bank Hapoalim BM	54,144	455,664
Bank Leumi Le-Israel BM	62,074	528,556
Bezeq The Israeli Telecommunication Corp. Ltd.	87,583	143,256
Check Point Software Technologies Ltd.*	22,034	2,468,249
Elbit Systems Ltd.	1,207	228,616
ICL Group Ltd.	29,531	236,673
Israel Discount Bank Ltd., Class A	53,507	268,821
Mizrahi Tefahot Bank Ltd.	5,915	206,690
Nice Ltd.*	2,680	506,497
Nice Ltd. (ADR)*	2,243	422,222
Teva Pharmaceutical Industries Ltd. (ADR)*	45,532	367,443
Tower Semiconductor Ltd.*	4,652	203,177
Wix.com Ltd.*	2,454	191,976

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
ZIM Integrated Shipping Services Ltd.(x)	3,577	$84,060

		6,449,370

Italy (1.4%)
Amplifon SpA	5,071	132,798
Assicurazioni Generali SpA	47,092	640,984
Atlantia SpA	21,561	477,289
Coca-Cola HBC AG	8,530	179,511
Davide Campari-Milano NV	23,513	208,567
DiaSorin SpA	1,086	121,352
Enel SpA	340,093	1,393,709
Eni SpA	105,027	1,115,775
Ferrari NV	5,363	1,000,294
FinecoBank Banca Fineco SpA	25,374	311,874
Infrastrutture Wireless Italiane SpA(m)	12,098	105,775
Intesa Sanpaolo SpA	702,743	1,156,657
Leonardo SpA	194,306	1,375,047
Mediobanca Banca di Credito Finanziario SpA	24,401	190,759
Moncler SpA	9,008	369,866
Nexi SpA(m)*	22,327	180,288
Poste Italiane SpA(m)	23,675	178,820
Prysmian SpA	118,225	3,386,393
Recordati Industria Chimica e
Farmaceutica SpA	4,468	164,134
Snam SpA	84,918	343,031
Telecom Italia SpA*	347,867	64,568
Terna - Rete Elettrica Nazionale	60,313	367,418
UniCredit SpA	86,816	877,896

		14,342,805

Japan (14.5%)
Advantest Corp.(x)	7,800	362,494
Aeon Co. Ltd.	27,552	515,388
AEON Financial Service Co. Ltd.	45,500	451,072
AGC, Inc.	8,150	253,318
Aisin Corp.(x)	5,738	147,385
Ajinomoto Co., Inc.	19,168	522,213
ANA Holdings, Inc.(x)*	6,130	115,301
Asahi Group Holdings Ltd.	74,587	2,313,788
Asahi Intecc Co. Ltd.	9,300	147,148
Asahi Kasei Corp.(x)	51,378	339,796
Astellas Pharma, Inc.	76,850	1,015,831
Azbil Corp.(x)	4,900	127,893
Bandai Namco Holdings, Inc.	8,319	543,340
Bridgestone Corp.	24,064	777,907
Brother Industries Ltd.	10,615	183,024
Canon, Inc.(x)	42,530	927,563
Capcom Co. Ltd.	7,000	175,015
Central Japan Railway Co.	6,000	702,901
Chiba Bank Ltd. (The)(x)	21,772	117,233
Chubu Electric Power Co., Inc.(x)	27,254	245,052
Chugai Pharmaceutical Co. Ltd.	28,541	712,642
Concordia Financial Group Ltd.(x)	48,300	149,329
CyberAgent, Inc.(x)	17,000	141,597
Dai Nippon Printing Co. Ltd.	9,881	197,174
Daifuku Co. Ltd.(x)	4,100	192,659
Dai-ichi Life Holdings, Inc.	41,000	651,718
Daiichi Sankyo Co. Ltd.	73,961	2,057,364
Daikin Industries Ltd.	10,623	1,641,467
Daito Trust Construction Co. Ltd.(x)	2,438	228,923
Daiwa House Industry Co. Ltd.(x)	24,658	502,508
Daiwa House REIT Investment Corp. (REIT)	90	186,809
Daiwa Securities Group, Inc.(x)	56,376	220,901
Denso Corp.(x)	61,912	2,825,908
Dentsu Group, Inc.	9,174	261,184
Disco Corp.(x)	1,200	261,499
East Japan Railway Co.	12,525	643,003
Eisai Co. Ltd.	10,854	582,197
ENEOS Holdings, Inc.(x)	132,038	426,357
FANUC Corp.	8,144	1,126,624
Fast Retailing Co. Ltd.	2,416	1,283,935
Fuji Electric Co. Ltd.	5,457	200,033
FUJIFILM Holdings Corp.	15,268	698,675
Fujitsu Ltd.	8,374	903,073
GLP J-REIT (REIT)	182	200,907
GMO Payment Gateway, Inc.	1,800	121,631
Hakuhodo DY Holdings, Inc.(x)	9,660	68,132
Hamamatsu Photonics KK	5,900	253,321
Hankyu Hanshin Holdings, Inc.	9,600	288,958
Hikari Tsushin, Inc.(x)	900	105,316
Hirose Electric Co. Ltd.	1,267	164,671
Hitachi Construction Machinery Co. Ltd.(x)	4,751	88,274
Hitachi Ltd.	165,642	7,013,658
Hitachi Metals Ltd.*	10,086	151,642
Honda Motor Co. Ltd.(x)	68,204	1,485,762
Hoshizaki Corp.	4,400	121,773
Hoya Corp.	15,402	1,480,823
Hulic Co. Ltd.	16,400	120,671
Ibiden Co. Ltd.	4,300	118,064
Idemitsu Kosan Co. Ltd.(x)	8,795	190,300
Iida Group Holdings Co. Ltd.(x)	7,100	96,458
Inpex Corp.	44,800	420,312
Isuzu Motors Ltd.	25,869	285,973
Ito En Ltd.	2,000	80,483
ITOCHU Corp.(x)	50,532	1,224,688
Itochu Techno-Solutions Corp.	3,500	81,633
Japan Airlines Co. Ltd.(x)*	5,458	97,537
Japan Exchange Group, Inc.	21,500	290,636
Japan Metropolitan Fund Invest (REIT)	282	212,134
Japan Post Bank Co. Ltd.(x)	18,800	131,076
Japan Post Holdings Co. Ltd.	99,900	661,499
Japan Post Insurance Co. Ltd.(x)	7,900	110,675
Japan Real Estate Investment Corp. (REIT)	55	226,483
Japan Tobacco, Inc.	51,100	838,739
JFE Holdings, Inc.(x)	20,676	192,450
JSR Corp.	7,718	147,077
Kajima Corp.	18,269	173,539
Kakaku.com, Inc.	5,700	95,838
Kansai Electric Power Co., Inc. (The)(x)	31,323	261,032
Kao Corp.	37,067	1,503,007
KDDI Corp.(x)	68,600	2,012,034
Keio Corp.(x)	3,969	143,567
Keisei Electric Railway Co. Ltd.	5,277	143,896
Keyence Corp.	15,832	5,256,271
Kikkoman Corp.(x)	6,223	349,876
Kintetsu Group Holdings Co. Ltd.	6,898	228,735
Kirin Holdings Co. Ltd.	34,291	528,122
Kobayashi Pharmaceutical Co. Ltd.	2,300	134,092
Kobe Bussan Co. Ltd.	6,200	148,384
Koei Tecmo Holdings Co. Ltd.(x)	5,460	88,809
Koito Manufacturing Co. Ltd.	40,600	556,396
Komatsu Ltd.	39,472	713,808
Konami Group Corp.(x)	4,188	193,621
Kose Corp.	6,500	661,672
Kubota Corp.	43,708	606,106
Kurita Water Industries Ltd.	4,614	162,723
Kyocera Corp.	13,608	687,866
Kyowa Kirin Co. Ltd.	10,867	249,293

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Lasertec Corp.	3,300	$331,842
Lixil Corp.(x)	11,623	168,421
M3, Inc.	18,700	515,646
Makita Corp.	9,792	189,857
Marubeni Corp.(x)	66,468	583,574
Mazda Motor Corp.	24,135	159,758
McDonald’s Holdings Co. Japan Ltd.	3,080	107,288
Meiji Holdings Co. Ltd.(x)	5,032	223,213
Minebea Mitsumi, Inc.	15,200	225,441
MISUMI Group, Inc.	12,100	257,439
Mitsubishi Chemical Group Corp.(x)	56,759	260,635
Mitsubishi Corp.(x)	52,884	1,452,393
Mitsubishi Electric Corp.	82,371	744,098
Mitsubishi Estate Co. Ltd.(x)	50,311	660,127
Mitsubishi HC Capital, Inc.	30,400	130,778
Mitsubishi Heavy Industries Ltd.	13,625	454,262
Mitsubishi UFJ Financial Group, Inc.(x)	973,916	4,391,802
Mitsui & Co. Ltd.(x)	58,254	1,249,779
Mitsui Chemicals, Inc.	7,357	143,656
Mitsui Fudosan Co. Ltd.	39,027	743,939
Mitsui OSK Lines Ltd.(x)	15,000	269,409
Mizuho Financial Group, Inc.(x)	102,604	1,108,529
MonotaRO Co. Ltd.	10,400	157,201
MS&AD Insurance Group Holdings, Inc.(x)	18,936	501,118
Murata Manufacturing Co. Ltd.	58,413	2,683,197
NEC Corp.	10,374	332,064
Nexon Co. Ltd.	20,900	365,509
NGK Insulators Ltd.(x)	10,567	131,726
Nidec Corp.	28,484	1,604,562
Nihon M&A Center Holdings, Inc.	13,800	156,104
Nintendo Co. Ltd.	46,390	1,878,455
Nippon Building Fund, Inc. (REIT)	65	285,808
Nippon Express Holdings, Inc.	3,442	174,042
Nippon Paint Holdings Co. Ltd.	35,400	237,095
Nippon Prologis REIT, Inc. (REIT)	90	196,303
Nippon Sanso Holdings Corp.	112,500	1,776,890
Nippon Shinyaku Co. Ltd.	1,800	91,314
Nippon Steel Corp.(x)	34,129	475,040
Nippon Telegraph & Telephone Corp.	50,816	1,370,915
Nippon Yusen KK(x)	19,932	340,403
Nissan Chemical Corp.(x)	5,200	232,386
Nissan Motor Co. Ltd.	99,747	318,856
Nisshin Seifun Group, Inc.(x)	8,261	83,869
Nissin Foods Holdings Co. Ltd.	2,506	173,978
Nitori Holdings Co. Ltd.	3,350	280,331
Nitto Denko Corp.	18,411	998,267
Nomura Holdings, Inc.(x)	122,308	403,771
Nomura Real Estate Holdings, Inc.	4,775	108,249
Nomura Real Estate Master Fund, Inc. (REIT)	180	199,070
Nomura Research Institute Ltd.	13,877	341,064
NTT Data Corp.	27,100	350,234
Obayashi Corp.(x)	26,666	171,225
Obic Co. Ltd.	3,000	397,760
Odakyu Electric Railway Co. Ltd.	13,051	166,945
Oji Holdings Corp.(x)	32,712	121,765
Olympus Corp.	51,208	985,541
Omron Corp.	8,144	371,185
Ono Pharmaceutical Co. Ltd.	15,375	357,653
Open House Group Co. Ltd.(x)	3,600	122,008
Oracle Corp.	10,440	551,135
Oriental Land Co. Ltd.	22,044	3,004,029
ORIX Corp.	49,910	701,933
Osaka Gas Co. Ltd.	15,173	228,455
Otsuka Corp.	4,934	152,912
Otsuka Holdings Co. Ltd.	16,100	510,662
Pan Pacific International Holdings Corp.	16,100	282,909
Panasonic Holdings Corp.	93,986	660,018
Persol Holdings Co. Ltd.	7,600	138,510
Rakuten Group, Inc.	35,800	153,583
Recruit Holdings Co. Ltd.	60,600	1,749,111
Renesas Electronics Corp.*	49,500	412,539
Resona Holdings, Inc.	90,759	331,387
Ricoh Co. Ltd.	24,480	178,642
Rohm Co. Ltd.	3,526	231,251
SBI Holdings, Inc.	10,260	184,376
SCSK Corp.(x)	5,800	87,025
Secom Co. Ltd.(x)	24,427	1,387,887
Seiko Epson Corp.(x)	11,100	151,393
Sekisui Chemical Co. Ltd.(x)	15,914	194,786
Sekisui House Ltd.	25,970	431,316
Seven & i Holdings Co. Ltd.	32,012	1,285,888
SG Holdings Co. Ltd.	13,000	176,671
Sharp Corp.(x)	8,500	50,789
Shimadzu Corp.	10,240	266,546
Shimano, Inc.	3,036	478,479
Shimizu Corp.(x)	24,410	119,781
Shin-Etsu Chemical Co. Ltd.	15,964	1,585,283
Shionogi & Co. Ltd.	11,107	537,324
Shiseido Co. Ltd.	17,222	602,819
Shizuoka Bank Ltd. (The)(r)(x)	20,124	121,734
Showa Denko KK	31,100	442,680
SMC Corp.	2,348	947,237
SoftBank Corp.(x)	122,200	1,222,085
SoftBank Group Corp.	51,344	1,744,163
Sompo Holdings, Inc.	13,327	531,150
Sony Group Corp.	60,764	3,910,912
Square Enix Holdings Co. Ltd.	3,500	150,099
Subaru Corp.	104,380	1,565,616
Sugi Holdings Co. Ltd.	11,300	453,832
SUMCO Corp.	14,900	173,130
Sumitomo Chemical Co. Ltd.	60,458	208,742
Sumitomo Corp.	47,928	598,091
Sumitomo Electric Industries Ltd.	29,660	301,072
Sumitomo Metal Mining Co. Ltd.	10,291	296,541
Sumitomo Mitsui Financial Group, Inc.	136,952	3,811,050
Sumitomo Mitsui Trust Holdings, Inc.	14,233	402,322
Sumitomo Realty & Development Co. Ltd.(x)	13,126	298,893
Suntory Beverage & Food Ltd.	6,300	223,554
Suzuki Motor Corp.	15,436	478,828
Sysmex Corp.	7,000	376,740
T&D Holdings, Inc.(x)	23,568	222,871
Taisei Corp.	7,436	206,833
Takeda Pharmaceutical Co. Ltd.(x)	64,077	1,664,218
TDK Corp.	16,713	507,175
Terumo Corp.(x)	118,700	3,349,545
TIS, Inc.	9,600	254,904
Tobu Railway Co. Ltd.	7,598	179,259
Toho Co. Ltd.	4,746	171,030
Tokio Marine Holdings, Inc.	77,445	1,376,477
Tokyo Electric Power Co. Holdings, Inc.*	66,358	210,889
Tokyo Electron Ltd.	6,336	1,568,736
Tokyo Gas Co. Ltd.	16,842	284,443
Tokyu Corp.(x)	21,805	248,474
Toppan, Inc.	11,355	169,443
Toray Industries, Inc.	56,774	278,651
Toshiba Corp.(x)	16,268	579,421
Tosoh Corp.(x)	11,200	125,064

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
TOTO Ltd.	6,433	$214,805
Toyota Industries Corp.	6,418	305,793
Toyota Motor Corp.	447,750	5,828,287
Toyota Tsusho Corp.	9,214	286,014
Trend Micro, Inc.	5,582	302,312
Unicharm Corp.	17,182	561,626
USS Co. Ltd.(x)	9,410	144,830
Welcia Holdings Co. Ltd.	3,800	79,844
West Japan Railway Co.	9,500	364,088
Yakult Honsha Co. Ltd.	5,307	308,600
Yamaha Corp.(x)	33,279	1,185,181
Yamaha Motor Co. Ltd.	12,832	240,458
Yamato Holdings Co. Ltd.	11,936	178,680
Yaskawa Electric Corp.	10,040	289,816
Yokogawa Electric Corp.	8,903	140,299
Z Holdings Corp.	368,700	958,061
ZOZO, Inc.	5,100	101,709

		149,337,219

Jordan (0.0%)†
Hikma Pharmaceuticals plc	7,283	110,268

Luxembourg (0.2%)
ArcelorMittal SA	22,240	444,758
Eurofins Scientific SE	30,035	1,781,037

		2,225,795

Macau (0.1%)
Galaxy Entertainment Group Ltd.	89,000	519,656
Sands China Ltd.*	103,200	255,511

		775,167

Malta (0.0%)
BGP Holdings plc(r)*	1,331,785	—

Mexico (0.5%)
Fomento Economico Mexicano SAB de CV (ADR)	16,700	1,047,925
Grupo Financiero Banorte SAB de CV, Class O	499,463	3,200,462
Wal-Mart de Mexico SAB de CV	133,424	468,585

		4,716,972

Netherlands (3.9%)
ABN AMRO Bank NV (CVA)(m)	18,999	170,295
Adyen NV(m)*	906	1,127,108
Aegon NV	73,174	290,801
Akzo Nobel NV	26,105	1,472,220
Argenx SE*	2,325	839,898
ASM International NV	5,068	1,133,914
ASML Holding NV	25,134	10,425,363
Euronext NV(m)	3,783	239,381
EXOR NV*	4,464	286,471
Heineken Holding NV	4,300	293,585
Heineken NV	32,601	2,858,016
IMCD NV	2,315	274,742
ING Groep NV	166,116	1,424,330
JDE Peet’s NV	3,558	103,778
Koninklijke Ahold Delhaize NV	44,495	1,133,018
Koninklijke DSM NV	7,406	839,988
Koninklijke KPN NV	142,680	386,624
Koninklijke Philips NV	37,323	576,511
NN Group NV	46,286	1,801,492
OCI NV	4,493	165,212
Randstad NV(x)	5,339	230,874
Shell plc (BMV Mexico Stock Exchange)	186,254	4,646,299
Shell plc (London Stock Exchange)	314,092	7,814,702
Universal Music Group NV(x)	29,865	562,958
Wolters Kluwer NV	11,170	1,087,523

		40,185,103

New Zealand (0.1%)
Auckland International Airport Ltd.*	53,261	214,078
Fisher & Paykel Healthcare Corp. Ltd.	25,021	257,996
Mercury NZ Ltd.	32,014	101,986
Meridian Energy Ltd.	56,574	152,116
Spark New Zealand Ltd.	78,801	220,747
Xero Ltd.*	5,763	264,852

		1,211,775

Norway (1.0%)
Aker BP ASA	13,472	386,294
DNB Bank ASA	163,824	2,593,654
Equinor ASA	40,870	1,348,039
Equinor ASA (ADR)(x)	81,057	2,683,797
Gjensidige Forsikring ASA	7,924	135,592
Kongsberg Gruppen ASA	3,814	115,694
Mowi ASA	17,645	223,584
Norsk Hydro ASA	445,960	2,399,032
Orkla ASA	32,880	238,739
Salmar ASA	2,512	84,598
Telenor ASA	30,529	278,626

		10,487,649

Peru (0.1%)
Credicorp Ltd.	6,995	858,986

Portugal (0.1%)
EDP - Energias de Portugal SA	119,971	519,370
Galp Energia SGPS SA, Class B	21,563	206,659
Jeronimo Martins SGPS SA	10,931	203,658

		929,687

Singapore (1.4%)
CapitaLand Integrated Commercial Trust (REIT)	211,544	281,249
Capitaland Investment Ltd.	115,002	277,009
CapLand Ascendas REIT (REIT)	146,012	272,142
City Developments Ltd.	15,080	79,501
DBS Group Holdings Ltd.	322,360	7,452,953
Genting Singapore Ltd.	257,438	140,035
Grab Holdings Ltd., Class A(x)*	47,829	125,790
Keppel Corp. Ltd.	58,685	281,773
Mapletree Logistics Trust (REIT)	141,492	152,777
Mapletree Pan Asia Commercial Trust (REIT)	83,600	99,854
Oversea-Chinese Banking Corp. Ltd.	144,152	1,180,814
Sea Ltd. (ADR)*	15,292	857,117
Singapore Airlines Ltd.*	60,205	212,455
Singapore Exchange Ltd.	36,002	236,034
Singapore Technologies Engineering Ltd.	63,719	157,952
Singapore Telecommunications Ltd.	345,519	635,963
STMicroelectronics NV	28,806	888,796
United Overseas Bank Ltd.	50,221	911,837
UOL Group Ltd.	19,174	88,402
Venture Corp. Ltd.	12,700	144,648

		14,477,101

South Africa (0.3%)
Anglo American plc	118,478	3,579,028

South Korea (0.3%)
Amorepacific Corp.	8,320	587,836
Delivery Hero SE(m)*	7,136	264,265
NAVER Corp.	4,785	637,727
Samsung Electronics Co. Ltd.	50,599	1,859,176

		3,349,004

Spain (1.5%)
Acciona SA	1,053	185,859
ACS Actividades de Construccion y Servicios SA(x)	9,638	215,689

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Aena SME SA(m)*	3,109	$321,697
Amadeus IT Group SA*	82,224	3,806,063
Banco Bilbao Vizcaya Argentaria SA	283,715	1,274,323
Banco Santander SA	721,245	1,676,353
CaixaBank SA	181,935	586,267
Cellnex Telecom SA(m)	22,463	692,565
EDP Renovaveis SA	11,976	246,137
Enagas SA	10,572	163,168
Endesa SA	12,874	192,984
Ferrovial SA	20,313	460,993
Grifols SA*	13,464	115,267
Iberdrola SA	251,443	2,337,509
Industria de Diseno Textil SA	46,414	958,700
Naturgy Energy Group SA	6,203	142,992
Red Electrica Corp. SA	19,777	302,905
Repsol SA	60,564	696,948
Siemens Gamesa Renewable Energy SA*	11,038	193,861
Telefonica SA	221,243	729,380

		15,299,660

Sweden (1.8%)
Alfa Laval AB	11,836	292,411
Assa Abloy AB, Class B	109,561	2,047,410
Atlas Copco AB, Class A	114,292	1,058,366
Atlas Copco AB, Class B	65,576	542,574
Boliden AB	11,619	359,341
Electrolux AB, Class B(x)	9,782	101,314
Embracer Group AB(x)*	27,244	161,492
Epiroc AB, Class A	28,023	400,832
Epiroc AB, Class B	16,815	211,491
EQT AB	12,145	233,645
Essity AB, Class B	25,123	495,908
Evolution AB(m)	7,798	614,112
Fastighets AB Balder, Class B*	25,662	101,425
Getinge AB, Class B	10,098	173,324
H & M Hennes & Mauritz AB, Class B(x)	30,859	285,200
Hexagon AB, Class B	82,819	767,837
Holmen AB, Class B	4,001	152,246
Husqvarna AB, Class B(x)	17,455	96,201
Industrivarden AB, Class A	6,037	121,520
Industrivarden AB, Class C	7,018	139,773
Indutrade AB	11,649	187,863
Investment AB Latour, Class B	6,446	105,780
Investor AB, Class A(x)	20,390	312,018
Investor AB, Class B	77,522	1,130,019
Kinnevik AB, Class B*	10,418	136,128
L E Lundbergforetagen AB, Class B	2,955	106,239
Lifco AB, Class B	10,292	142,077
Nibe Industrier AB, Class B	62,048	550,919
Sagax AB, Class B	8,258	135,936
Sandvik AB	45,477	619,283
Securitas AB, Class B(x)	14,632	101,870
Skandinaviska Enskilda Banken AB, Class A	69,250	657,338
Skanska AB, Class B	15,210	189,048
SKF AB, Class B	16,407	219,394
Svenska Cellulosa AB SCA, Class B	25,904	328,505
Svenska Handelsbanken AB, Class A	62,886	513,876
Swedbank AB, Class A	39,144	511,796
Swedish Match AB	228,900	2,266,181
Swedish Orphan Biovitrum AB*	7,204	139,455
Tele2 AB, Class B(x)	21,095	181,949
Telefonaktiebolaget LM Ericsson, Class B(x)	124,192	723,261
Telia Co. AB	110,609	318,362
Volvo AB, Class A	7,371	109,166
Volvo AB, Class B	62,560	882,737
Volvo Car AB, Class B(x)*	25,415	109,606

		19,035,228

Switzerland (4.0%)
ABB Ltd. (Registered)	68,866	1,773,367
Adecco Group AG (Registered)	6,618	181,731
Alcon, Inc.	26,583	1,539,422
Bachem Holding AG, Class B	1,370	85,224
Baloise Holding AG (Registered)	1,949	248,464
Barry Callebaut AG (Registered)	149	280,161
Chocoladefabriken Lindt & Spruengli AG	46	444,475
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	396,604
Cie Financiere Richemont SA (Registered)	28,813	2,703,619
Clariant AG (Registered)*	9,525	151,590
Credit Suisse Group AG (Registered)	113,744	448,277
EMS-Chemie Holding AG (Registered)	284	178,747
Geberit AG (Registered)	1,526	652,908
Givaudan SA (Registered)	393	1,184,862
Holcim AG*	23,642	964,541
Julius Baer Group Ltd.	21,799	948,548
Kuehne + Nagel International AG (Registered)	2,312	468,468
Logitech International SA (Registered)(x)	7,444	339,918
Lonza Group AG (Registered)	7,167	3,485,376
Novartis AG (Registered)	133,084	10,145,425
Novartis AG (ADR)	21,836	1,659,754
Partners Group Holding AG	966	776,053
Schindler Holding AG	1,795	278,438
Schindler Holding AG (Registered)	943	141,755
SGS SA (Registered)	272	581,002
SIG Group AG*	12,913	262,355
Sika AG (Registered)	10,305	2,063,558
Sonova Holding AG (Registered)	2,285	502,494
Straumann Holding AG (Registered)	4,753	432,567
Swatch Group AG (The)	1,197	268,822
Swatch Group AG (The) (Registered)	2,170	90,810
Swiss Life Holding AG (Registered)	1,311	577,616
Swiss Prime Site AG (Registered)	3,240	257,740
Swisscom AG (Registered)	1,102	514,709
Tecan Group AG (Registered)	2,700	927,106
Temenos AG (Registered)	2,617	176,216
UBS Group AG (Registered)	191,620	2,768,136
VAT Group AG(m)	1,102	222,479
Zurich Insurance Group AG	6,336	2,518,715

		41,642,052

Taiwan (1.1%)
ASE Technology Holding Co. Ltd.	656,000	1,635,572
Delta Electronics, Inc.	198,000	1,573,487
Hon Hai Precision Industry Co. Ltd.	461,040	1,471,856
MediaTek, Inc.	79,000	1,374,928
Taiwan Semiconductor Manufacturing Co. Ltd.	197,000	2,589,424
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	43,532	2,984,554

		11,629,821

United Kingdom (9.6%)
3i Group plc	40,915	491,273
abrdn plc	94,887	144,189
Admiral Group plc	8,285	175,829
Ashtead Group plc	18,410	821,930
Associated British Foods plc	15,319	213,572
AstraZeneca plc	99,317	10,921,897

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Auto Trader Group plc(m)	39,313	$222,895
AVEVA Group plc	12,778	445,144
Aviva plc	122,426	525,844
BAE Systems plc	345,983	3,039,748
Barclays plc	1,991,919	3,175,748
Barratt Developments plc	43,267	163,895
Berkeley Group Holdings plc	5,041	184,781
BP plc	815,853	3,879,670
British American Tobacco plc	150,552	5,383,649
British Land Co. plc (The) (REIT)	38,737	149,480
BT Group plc	296,346	400,679
Bunzl plc	14,337	436,305
Burberry Group plc	60,179	1,200,037
CK Hutchison Holdings Ltd.	111,705	613,433
CNH Industrial NV	43,541	486,095
Coca-Cola Europacific Partners plc	8,898	379,233
Compass Group plc	75,910	1,517,381
Croda International plc	6,034	431,034
DCC plc	4,172	217,046
Diageo plc	218,489	9,158,130
Entain plc	168,821	2,027,322
Experian plc	93,113	2,729,814
Haleon plc*	216,810	670,830
Halma plc	15,933	358,762
Hargreaves Lansdown plc	14,941	143,409
HSBC Holdings plc	848,718	4,397,978
Imperial Brands plc	162,310	3,349,394
Informa plc	431,252	2,484,478
InterContinental Hotels Group plc	7,489	359,289
Intertek Group plc	6,777	278,810
J Sainsbury plc	71,830	138,735
JD Sports Fashion plc	99,550	108,729
Johnson Matthey plc	7,626	155,054
Just Eat Takeaway.com NV(m)*	15,178	231,406
Kingfisher plc	84,730	205,826
Land Securities Group plc (REIT)	30,933	177,911
Legal & General Group plc	254,027	607,889
Linde plc(x)	14,432	3,946,674
Lloyds Banking Group plc	2,940,571	1,343,444
London Stock Exchange Group plc	20,407	1,720,790
M&G plc	107,752	198,373
Melrose Industries plc	685,703	765,606
National Grid plc	153,905	1,588,275
NatWest Group plc	454,700	1,134,768
Next plc	5,388	286,268
Ocado Group plc*	36,734	190,748
Pearson plc	29,068	278,581
Persimmon plc	14,084	193,894
Phoenix Group Holdings plc	31,932	185,913
Reckitt Benckiser Group plc	69,756	4,610,272
RELX plc (London Stock Exchange)	27,416	669,297
RELX plc (Turquoise Stock Exchange)	129,769	3,148,085
Rentokil Initial plc	78,915	416,703
Rolls-Royce Holdings plc*	1,156,328	888,634
Sage Group plc (The)	41,955	322,791
Schroders plc	32,553	140,937
Segro plc (REIT)	51,034	427,627
Severn Trent plc	10,679	279,164
Smith & Nephew plc	36,983	426,667
Smiths Group plc	15,712	263,326
Spirax-Sarco Engineering plc	3,052	350,584
SSE plc	44,630	756,704
SSP Group plc*	610,000	1,275,547
St James’s Place plc	23,513	268,214
Standard Chartered plc	106,521	670,000
Taylor Wimpey plc	147,349	143,689
Tesco plc	317,378	726,707
Unilever plc (Cboe Europe)	70,204	3,096,251
Unilever plc (London Stock Exchange)	37,551	1,652,238
United Utilities Group plc	29,014	287,314
Vodafone Group plc	2,074,104	2,336,017
Whitbread plc	9,006	229,973
WPP plc	46,113	381,606

		98,806,234

United States (6.3%)
Carnival Corp.*	144,157	1,013,424
Core Laboratories NV(x)	50,520	681,010
CyberArk Software Ltd.*	1,593	238,854
Everest Re Group Ltd.	6,423	1,685,652
Ferguson plc	9,054	942,772
GSK plc	171,653	2,503,729
ICON plc*	16,675	3,064,531
Ingersoll Rand, Inc.	22,387	968,462
James Hardie Industries plc (CHDI)	18,824	366,615
Nestle SA (Registered)	196,510	21,278,028
QIAGEN NV*	45,318	1,907,060
Roche Holding AG	60,105	19,597,779
Roche Holding AG CHF 1	1,138	443,416
Schlumberger NV	30,625	1,099,437
Schneider Electric SE	54,994	6,169,826
Stellantis NV (Euronext Paris)	47,974	566,874
Stellantis NV (Italian Stock Exchange)	89,849	1,061,003
Swiss Re AG	12,736	935,526
Tenaris SA	20,092	260,489

		64,784,487

Total Common Stocks (79.9%) (Cost $705,456,201)		823,743,649

EXCHANGE TRADED FUNDS (ETF):
Equity (8.8%)
iShares China Large-Cap ETF(x)	153,510	3,969,769
iShares Core MSCI EAFE ETF(x)	366,400	19,298,288
iShares Latin America 40 ETF(x)	39,747	942,799
iShares MSCI Australia ETF(x)	58,715	1,151,988
iShares MSCI Austria ETF(x)‡	65,137	1,010,477
iShares MSCI Belgium ETF(x)	71,897	1,038,193
iShares MSCI France ETF(x)	77,067	2,065,396
iShares MSCI Germany ETF(x)	332,910	6,571,643
iShares MSCI Indonesia ETF	14,200	331,144
iShares MSCI Ireland ETF(x)	19,400	718,576
iShares MSCI Israel ETF(x)	18,600	1,065,724
iShares MSCI Italy ETF(x)	239,524	5,149,766
iShares MSCI Mexico ETF(x)	4,148	183,466
iShares MSCI New Zealand ETF(x)	13,100	539,458
iShares MSCI Norway ETF(x)‡	30,400	632,320
iShares MSCI Poland ETF(x)	8,800	94,776
iShares MSCI Singapore ETF(x)	33,863	579,396
iShares MSCI Spain ETF(x)	122,421	2,426,384
JPMorgan BetaBuilders Japan ETF(x)	94,350	3,852,310
SPDR Portfolio Developed World ex-US ETF(x)	316,300	8,160,540
SPDR S&P Emerging Asia Pacific ETF	9,979	894,418
Vanguard FTSE Developed Markets ETF	183,400	6,668,424
Vanguard FTSE Emerging Markets ETF(x)	118,300	4,316,767
Vanguard FTSE Europe ETF(x)	334,300	15,427,945
Vanguard FTSE Pacific ETF(x)	63,600	3,653,184

Total Exchange Traded Funds (8.8%) (Cost $100,608,610)		90,743,151

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Sweden (0.0%)†
Securitas AB, expiring 10/11/22(x)* (Cost $21,589)	58,528	$24,418

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	3,000,000	3,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (8.4%)
Banco Santander S.A., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $10,002,475, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/4/22-11/15/28; total market value $10,202,525.(xx)	$10,000,000	10,000,000
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $39,965, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $40,755.(xx)	39,956	39,956
Deutsche Bank Securities, Inc., 2.95%, dated 9/30/22, due 10/3/22, repurchase price $30,904,823, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/24-8/15/40; total market value $31,515,172.(xx)	30,897,229	30,897,229
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $21,713,502, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $23,784,287.(xx)	21,700,000	21,700,000
Societe Generale SA, 2.96%, dated 9/30/22, due 10/7/22, repurchase price $5,002,878, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 7/31/23-5/31/29; total market value $5,100,002.(xx)	5,000,000	5,000,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $4,001,023, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $4,444,257.(xx)	4,000,000	4,000,000
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $10,002,625, collateralized by various Common Stocks; total market value $11,002,893.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		86,637,185

Total Short-Term Investments (8.7%) (Cost $89,637,185)		89,637,185

Total Investments in Securities (97.4%) (Cost $895,723,585)		1,004,148,403
Other Assets Less Liabilities (2.6%)		27,299,541

Net Assets (100%)		$1,031,447,944

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $12,093,913 or 1.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $98,489,956. This was collateralized by $12,255,979 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 10/6/22 – 5/15/52 and by cash of $89,637,185 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2022	Market Value	% of Net Assets
Financials	$140,408,964	13.6%
Industrials	123,392,905	12.0
Health Care	111,859,700	10.8
Consumer Staples	98,046,825	9.5
Consumer Discretionary	94,371,251	9.2
Exchange Traded Funds	90,743,151	8.8
Repurchase Agreements	86,637,185	8.4
Information Technology	81,738,755	7.9
Materials	66,086,046	6.4
Energy	38,648,689	3.8
Communication Services	34,954,771	3.4
Utilities	19,587,465	1.9
Real Estate	14,672,696	1.4
Investment Company	3,000,000	0.3
Cash and Other	27,299,541	2.6

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Austria ETF(x)	65,137	1,573,752	101,771	(64,905)	27,235	(627,376)	1,010,477	29,385	—
iShares MSCI Norway ETF(x)	30,400	1,002,072	—	(121,242)	23,529	(272,039)	632,320	20,882	—

Total		2,575,824	101,771	(186,147)	50,764	(899,415)	1,642,797	50,267	—

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,280	12/2022	EUR	41,585,482	(3,733,965)
FTSE 100 Index	338	12/2022	GBP	26,094,901	(2,062,870)
SPI 200 Index	97	12/2022	AUD	10,029,744	(807,438)
TOPIX Index	203	12/2022	JPY	25,751,952	(1,027,056)

					(7,631,329)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	88,424	AUD	137,580	Morgan Stanley	10/5/2022	421
USD	48,414,846	EUR	48,506,037	Citibank NA	12/16/2022	602,113

Total unrealized appreciation						602,534

AUD	15,270,176	USD	10,390,637	Citibank NA	12/16/2022	(610,634)
GBP	636,000	USD	745,849	Bank of New York Mellon Corp.	12/16/2022	(34,942)
GBP	23,039,236	USD	26,546,292	Citibank NA	12/16/2022	(793,512)
JPY	3,136,835,896	USD	22,514,151	Citibank NA	12/16/2022	(658,097)
USD	622,894	GBP	570,887	Bank of New York Mellon Corp.	12/16/2022	(15,231)

Total unrealized depreciation						(2,112,416)

Net unrealized depreciation						(1,509,882)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Australia	$1,777,943	$46,585,482	$—		$48,363,425
Austria	—	2,677,245	—		2,677,245
Belgium	—	6,929,933	—		6,929,933
Brazil	5,544,636	255,509	—		5,800,145
Canada	15,385,191	—	—		15,385,191
Chile	2,784,301	203,667	—		2,987,968
China	2,408,984	12,394,331	—		14,803,315
Colombia	2,101,229	—	—		2,101,229
Denmark	—	16,382,326	—		16,382,326
Finland	—	8,094,372	—		8,094,372
France	—	93,220,906	—		93,220,906
Germany	—	66,068,576	—		66,068,576
Hong Kong	564,864	19,963,590	—		20,528,454
India	4,335,947	5,719,265	—		10,055,212
Ireland	251,229	5,860,712	—		6,111,941
Israel	3,533,950	2,915,420	—		6,449,370
Italy	—	14,342,805	—		14,342,805
Japan	—	149,215,485	121,734		149,337,219
Jordan	—	110,268	—		110,268
Luxembourg	—	2,225,795	—		2,225,795
Macau	—	775,167	—		775,167
Malta	—	—	—	(c)	— (c)
Mexico	4,716,972	—	—		4,716,972
Netherlands	—	40,185,103	—		40,185,103
New Zealand	—	1,211,775	—		1,211,775
Norway	2,683,797	7,803,852	—		10,487,649
Peru	858,986	—	—		858,986
Portugal	—	929,687	—		929,687
Singapore	982,907	13,494,194	—		14,477,101
South Africa	—	3,579,028	—		3,579,028
South Korea	—	3,349,004	—		3,349,004
Spain	—	15,299,660	—		15,299,660
Sweden	—	19,035,228	—		19,035,228
Switzerland	1,659,754	39,982,298	—		41,642,052
Taiwan	2,984,554	8,645,267	—		11,629,821
United Kingdom	379,233	98,427,001	—		98,806,234
United States	8,751,370	56,033,117	—		64,784,487
Exchange Traded Funds	90,743,151	—	—		90,743,151
Forward Currency Contracts	—	602,534	—		602,534
Rights
Sweden	—	24,418	—		24,418
Short-Term Investments
Investment Company	3,000,000	—	—		3,000,000
Repurchase Agreements	—	86,637,185	—		86,637,185

Total Assets	$155,448,998	$849,180,205	$121,734		$1,004,750,937

Liabilities:
Forward Currency Contracts	$—	$(2,112,416)	$—		$(2,112,416)
Futures	(7,631,329)	—	—		(7,631,329)

Total Liabilities	$(7,631,329)	$(2,112,416)	$—		$(9,743,745)

Total	$147,817,669	$847,067,789	$121,734		$995,007,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

(a)	A security with a market value of $99,853 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

(b)	A security with a market value of $121,734 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$218,574,670
Aggregate gross unrealized depreciation	(159,879,001)

Net unrealized appreciation	$58,695,669

Federal income tax cost of investments in securities and derivative instruments, if applicable	$936,311,523

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (11.6%)
Abacus Property Group (REIT)	40,969	$64,826
Adbri Ltd.(x)	36,507	42,625
AGL Energy Ltd.	62,220	270,663
Allkem Ltd.*	62,496	555,618
ALS Ltd.	50,314	323,929
Altium Ltd.	12,706	275,300
Alumina Ltd.	244,244	195,715
AMP Ltd.*	338,400	235,009
Ampol Ltd.	24,764	457,240
Ansell Ltd.	13,226	211,541
APA Group	122,612	748,670
ARB Corp. Ltd.	7,996	142,238
Arena REIT (REIT)	36,639	78,203
Aristocrat Leisure Ltd.	69,121	1,442,519
ASX Ltd.	20,118	925,073
Atlas Arteria Ltd.	127,800	505,366
AUB Group Ltd.	9,723	118,282
Aurizon Holdings Ltd.	191,282	420,273
Australia & New Zealand Banking Group Ltd.	310,707	4,511,392
AVZ Minerals Ltd.(r)(x)*	316,830	158,075
Bank of Queensland Ltd.(x)	67,611	280,412
Bapcor Ltd.	35,572	139,207
Beach Energy Ltd.	165,332	158,110
Bega Cheese Ltd.	32,131	70,790
Bendigo & Adelaide Bank Ltd.(x)	58,882	294,019
BHP Group Ltd.	526,067	13,101,649
Blackmores Ltd.(x)	1,656	66,249
BlueScope Steel Ltd.	48,904	473,116
Boral Ltd.(x)	32,237	54,586
BrainChip Holdings Ltd.(x)*	144,803	80,932
Brambles Ltd.	144,113	1,045,632
Breville Group Ltd.(x)	10,513	120,805
Brickworks Ltd.	9,162	125,128
BWP Trust (REIT)	50,833	120,312
Capricorn Metals Ltd.*	35,039	67,603
carsales.com Ltd.	36,054	429,042
Centuria Capital Group (REIT)	70,794	68,734
Centuria Industrial REIT (REIT)	55,206	90,700
Chalice Mining Ltd.(x)*	35,060	86,440
Challenger Ltd.	61,192	229,506
Champion Iron Ltd.(x)	41,023	127,127
Charter Hall Group (REIT)	49,153	355,817
Charter Hall Long Wale REIT (REIT)	66,866	169,771
Charter Hall Retail REIT (REIT)	54,042	127,045
Charter Hall Social Infrastructure REIT (REIT)	33,237	64,543
Cleanaway Waste Management Ltd.	226,887	393,910
Cochlear Ltd.	6,836	844,710
Coles Group Ltd.	138,865	1,460,955
Collins Foods Ltd.(x)	11,572	64,079
Commonwealth Bank of Australia	177,325	10,305,643
Computershare Ltd.	59,771	947,921
Core Lithium Ltd.(r)(x)*	169,323	119,247
Coronado Global Resources, Inc. (CRDI)(m)	87,106	95,944
Corporate Travel Management Ltd.(x)	13,603	144,427
Costa Group Holdings Ltd.	46,407	66,003
Credit Corp. Group Ltd.(x)	7,156	79,103
Cromwell Property Group (REIT)	140,337	60,204
CSL Ltd.	50,058	9,076,662
CSR Ltd.	51,248	145,413
De Grey Mining Ltd.(x)*	126,070	82,741
Deterra Royalties Ltd.	44,348	113,645
Dexus (REIT)	111,771	554,373
Domain Holdings Australia Ltd.	27,479	56,770
Domino’s Pizza Enterprises Ltd.	6,566	214,966
Downer EDI Ltd.	69,544	201,704
Eagers Automotive Ltd.(x)	18,171	126,679
Elders Ltd.(x)	16,507	125,225
Endeavour Group Ltd.	130,281	583,915
EVENT Hospitality and Entertainment Ltd.*	10,944	89,861
Evolution Mining Ltd.(x)	190,482	251,185
Flight Centre Travel Group Ltd.(x)*	16,199	145,752
Fortescue Metals Group Ltd.	175,995	1,886,208
Glencore plc	2,049,966	10,824,923
Gold Road Resources Ltd.(x)	105,995	87,400
Goodman Group (REIT)	176,669	1,765,177
GPT Group (The) (REIT)	199,063	483,184
GrainCorp Ltd., Class A	23,259	115,328
Growthpoint Properties Australia Ltd. (REIT)	31,070	60,987
GUD Holdings Ltd.	14,796	70,336
Harvey Norman Holdings Ltd.(x)	67,911	174,336
Healius Ltd.	60,178	128,498
Home Consortium Ltd. (REIT)(x)	20,714	58,701
HomeCo Daily Needs REIT (REIT)(m)	160,368	114,644
HUB24 Ltd.(x)	8,585	113,043
IDP Education Ltd.(x)	21,693	362,980
IGO Ltd.	70,235	612,224
Iluka Resources Ltd.	44,381	255,818
Imugene Ltd.(x)*	547,068	61,792
Incitec Pivot Ltd.	202,404	455,787
Ingenia Communities Group (REIT)	38,680	92,254
Inghams Group Ltd.(x)	36,503	55,287
Insignia Financial Ltd.(x)	66,207	124,261
Insurance Australia Group Ltd.	256,168	754,289
InvoCare Ltd.(x)	14,286	91,776
IPH Ltd.(x)	23,050	138,774
IRESS Ltd.	19,986	112,916
JB Hi-Fi Ltd.(x)	11,362	273,869
Johns Lyng Group Ltd.(x)	19,188	76,280
Karoon Energy Ltd.*	56,138	65,276
Kelsian Group Ltd.	17,546	53,816
Lake Resources NL(x)*	144,429	80,544
Lendlease Corp. Ltd.	71,590	404,882
Lifestyle Communities Ltd.(x)	10,319	99,059
Link Administration Holdings Ltd.	52,019	94,734
Liontown Resources Ltd.(x)*	189,930	181,793
Lottery Corp. Ltd. (The)*	231,298	614,478
Lovisa Holdings Ltd.(x)	6,959	93,790
Lynas Rare Earths Ltd.*	93,777	451,323
Macquarie Group Ltd.	37,753	3,663,739
Magellan Financial Group Ltd.(x)	15,433	110,255
Medibank Pvt Ltd.	284,855	633,056
Megaport Ltd.(x)*	15,647	75,878
Metcash Ltd.	100,337	248,692
Mineral Resources Ltd.	17,321	725,060
Mirvac Group (REIT)	407,338	503,096
Nanosonics Ltd.(x)*	27,825	60,850
National Australia Bank Ltd.	329,870	6,048,560
National Storage REIT (REIT)(x)	111,810	160,107
Netwealth Group Ltd.	8,832	67,587
New Hope Corp. Ltd.(x)	51,898	208,445
Newcrest Mining Ltd.	92,812	1,009,803
NEXTDC Ltd.(x)*	48,079	267,746
nib holdings Ltd.	48,303	228,629
Nine Entertainment Co. Holdings Ltd.	150,637	177,701
Northern Star Resources Ltd.	121,078	610,412
Novonix Ltd.(x)*	35,150	38,554

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Nufarm Ltd.	38,941	$123,442
Orica Ltd.	46,839	393,252
Origin Energy Ltd.	179,025	586,594
Orora Ltd.	87,847	167,653
OZ Minerals Ltd.	34,786	571,020
Paladin Energy Ltd.(x)*	280,668	136,190
Pendal Group Ltd.	37,544	107,399
Perpetual Ltd.(x)	5,967	90,194
Perseus Mining Ltd.(x)	137,761	135,696
Pilbara Minerals Ltd.*	269,133	788,293
Pinnacle Investment Management Group Ltd.(x)	16,992	88,856
Premier Investments Ltd.	10,539	150,197
Pro Medicus Ltd.(x)	5,324	169,077
Qantas Airways Ltd.*	195,994	630,910
QBE Insurance Group Ltd.	154,137	1,138,634
Qube Holdings Ltd.	182,287	287,739
Ramelius Resources Ltd.	84,895	39,047
Ramsay Health Care Ltd.	19,266	706,596
REA Group Ltd.(x)	5,372	389,711
Reece Ltd.	22,159	195,999
Regis Resources Ltd.(x)*	75,158	75,353
Rio Tinto Ltd.	38,576	2,295,767
Rio Tinto plc	170,427	9,230,927
Sandfire Resources Ltd.	41,491	98,473
Santos Ltd.	348,692	1,579,320
Sayona Mining Ltd.*	741,562	108,816
Scentre Group (REIT)	539,373	868,205
SEEK Ltd.	36,862	446,022
Seven Group Holdings Ltd.	16,242	174,554
Shopping Centres Australasia Property Group (REIT)	116,002	174,242
Silver Lake Resources Ltd.(x)*	90,243	68,572
SmartGroup Corp. Ltd.	13,503	43,144
Sonic Healthcare Ltd.	49,891	970,790
South32 Ltd.	480,977	1,111,724
St Barbara Ltd.*	80,687	38,398
Star Entertainment Group Ltd. (The)*	88,223	144,596
Steadfast Group Ltd.	101,831	300,069
Stockland (REIT)	246,626	513,554
Suncorp Group Ltd.	131,208	837,257
Super Retail Group Ltd.	16,958	95,504
Tabcorp Holdings Ltd.	227,452	136,193
Technology One Ltd.	29,236	195,915
Telix Pharmaceuticals Ltd.(x)*	25,387	75,874
Telstra Corp. Ltd.	1,200,712	2,942,882
TPG Telecom Ltd.(x)	45,038	138,879
Transurban Group	319,103	2,502,871
Treasury Wine Estates Ltd.	75,013	603,974
United Malt Group Ltd.(x)	29,037	57,901
Vicinity Centres (REIT)	402,103	448,982
Viva Energy Group Ltd.(m)	69,958	116,201
Washington H Soul Pattinson & Co. Ltd.	25,508	434,100
Waypoint REIT Ltd. (REIT)	73,038	111,117
Webjet Ltd.(x)*	40,065	121,114
Wesfarmers Ltd.	117,827	3,202,294
West African Resources Ltd.*	101,540	67,393
Westpac Banking Corp.	363,830	4,777,549
Whitehaven Coal Ltd.	99,374	571,431
WiseTech Global Ltd.	18,015	591,713
Woodside Energy Group Ltd.	197,315	4,014,082
Woolworths Group Ltd.	126,147	2,729,416
Worley Ltd.	38,641	314,158

		142,535,631

Austria (0.1%)
Mondi plc	75,894	1,172,304

Belgium (0.6%)
Anheuser-Busch InBev SA/NV	171,789	7,771,390

Burkina Faso (0.1%)
Endeavour Mining plc	28,703	521,087

Chile (0.1%)
Antofagasta plc	54,363	670,581

China (0.7%)
Prosus NV*	166,275	8,665,241

Finland (0.9%)
Nokia OYJ	1,039,262	4,437,797
Nordea Bank Abp	719,527	6,156,159

		10,593,956

France (14.2%)
Air Liquide SA	100,791	11,476,747
Airbus SE	112,535	9,722,154
AXA SA	380,395	8,328,654
BNP Paribas SA	219,160	9,252,353
Danone SA	123,151	5,802,491
EssilorLuxottica SA	58,524	7,929,743
Hermes International	6,794	7,985,377
Kering SA	14,012	6,196,368
L’Oreal SA	46,884	14,928,704
LVMH Moet Hennessy Louis Vuitton SE	50,271	29,551,053
Pernod Ricard SA	38,764	7,085,399
Safran SA	73,052	6,642,223
Sanofi	221,359	16,894,180
TotalEnergies SE	504,488	23,746,206
Vinci SA	108,804	8,739,728

		174,281,380

Germany (9.6%)
adidas AG	32,402	3,760,271
Allianz SE (Registered)	78,676	12,450,529
BASF SE	176,914	6,856,087
Bayer AG (Registered)	189,231	8,732,618
Bayerische Motoren Werke AG	61,734	4,220,699
Deutsche Boerse AG	36,597	6,025,220
Deutsche Post AG (Registered)	189,785	5,774,852
Deutsche Telekom AG (Registered)	668,106	11,452,723
Infineon Technologies AG	251,542	5,574,307
Mercedes-Benz Group AG	151,480	7,746,330
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	26,985	6,527,323
SAP SE	208,968	17,226,235
Siemens AG (Registered)	143,422	14,194,974
Volkswagen AG (Preference)(q)	39,718	4,905,921
Vonovia SE	138,163	3,006,942

		118,455,031

Hong Kong (0.4%)
Prudential plc	430,567	4,230,354

Indonesia (0.0%)†
Nickel Industries Ltd.	179,683	89,502

Ireland (1.4%)
CRH plc (Irish Stock Exchange)	119,782	3,862,545
CRH plc (London Stock Exchange)	149,112	4,774,755
Flutter Entertainment plc (Dublin Stock Exchange)(x)*	33,868	3,699,892
Flutter Entertainment plc (London Stock Exchange)*	27,531	3,017,239
Smurfit Kappa Group plc	40,794	1,154,030

		16,508,461

Italy (1.4%)
Coca-Cola HBC AG	30,853	649,291
Enel SpA	1,496,315	6,131,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Eni SpA	468,393	$4,976,067
Intesa Sanpaolo SpA	3,556,765	5,854,143

		17,611,435

Japan (24.7%)
77 Bank Ltd. (The)(x)	5,460	67,298
ABC-Mart, Inc.	3,700	159,469
Acom Co. Ltd.(x)	36,258	78,025
Adastria Co. Ltd.	4,221	62,599
ADEKA Corp.	11,400	170,668
Advantest Corp.(x)	13,441	624,652
Aeon Co. Ltd.	60,540	1,132,463
Aeon Delight Co. Ltd.	2,300	45,134
AEON Financial Service Co. Ltd.	15,900	157,627
Aeon Hokkaido Corp.	6,749	52,778
Aeon Mall Co. Ltd.	9,610	106,377
AGC, Inc.	15,013	466,633
Ai Holdings Corp.	4,238	60,547
Aica Kogyo Co. Ltd.(x)	6,000	130,027
Aichi Bank Ltd. (The)(x)	1,720	71,470
Aichi Steel Corp.	2,010	28,689
Aiful Corp.	20,636	53,803
Ain Holdings, Inc.	2,920	126,203
Air Water, Inc.	14,881	175,979
Airtrip Corp.(x)	2,812	55,471
Aisan Industry Co. Ltd.	7,700	36,407
Aisin Corp.	13,560	348,299
Ajinomoto Co., Inc.	38,966	1,061,589
Alfresa Holdings Corp.(x)	21,104	245,732
Alpen Co. Ltd.	4,000	56,725
Alps Alpine Co. Ltd.(x)	16,017	116,066
Amada Co. Ltd.	27,419	186,269
Amano Corp.(x)	5,299	89,149
ANA Holdings, Inc.(x)*	43,172	812,038
Anritsu Corp.(x)	11,754	128,456
Aozora Bank Ltd.(x)	10,221	182,510
Arata Corp.	2,656	75,424
Arcland Service Holdings Co. Ltd.	1,322	19,454
Arcs Co. Ltd.	324	4,615
Ariake Japan Co. Ltd.(x)	1,540	53,080
ARTERIA Networks Corp.	4,611	37,996
As One Corp.	2,954	121,515
Asahi Group Holdings Ltd.	40,028	1,241,722
Asahi Holdings, Inc.(x)	5,730	80,500
Asahi Intecc Co. Ltd.	18,475	292,317
Asahi Kasei Corp.	108,031	714,478
Asics Corp.	15,186	241,981
ASKUL Corp.	4,548	46,946
Astellas Pharma, Inc.	159,336	2,106,161
Autobacs Seven Co. Ltd.	5,122	49,429
Avex, Inc.	4,126	43,998
Awa Bank Ltd. (The)(x)	2,224	29,063
Axial Retailing, Inc.(x)	2,129	47,684
Azbil Corp.(x)	10,224	266,854
AZ-COM MARUWA Holdings, Inc.(x)	4,260	42,801
Bandai Namco Holdings, Inc.	15,190	992,107
Bank of Kyoto Ltd. (The)	7,170	262,463
BayCurrent Consulting, Inc.	1,145	294,123
Belc Co. Ltd.(x)	1,912	70,973
Bell System24 Holdings, Inc.	11,135	106,375
Belluna Co. Ltd.(x)	5,056	24,302
Benefit One, Inc.	5,872	81,287
Benesse Holdings, Inc.(x)	5,297	78,464
BeNext-Yumeshin Group Co.	8,625	94,905
Bic Camera, Inc.	10,045	85,550
BIPROGY, Inc.	5,369	116,027
BML, Inc.	2,892	65,240
Bridgestone Corp.	48,652	1,572,753
Brother Industries Ltd.	20,322	350,393
Bunka Shutter Co. Ltd.	6,786	48,071
Calbee, Inc.(x)	7,612	162,724
Canon Electronics, Inc.	2,833	30,834
Canon Marketing Japan, Inc.	5,165	114,362
Canon, Inc.	92,607	2,019,723
Capcom Co. Ltd.	16,114	402,885
Casio Computer Co. Ltd.(x)	17,200	151,199
Central Glass Co. Ltd.(x)	3,878	88,710
Central Japan Railway Co.	13,492	1,580,589
Change, Inc.(x)	2,256	30,091
Chiba Bank Ltd. (The)(x)	61,187	329,465
Chiyoda Co. Ltd.	15,392	83,568
Chofu Seisakusho Co. Ltd.	3,200	45,167
Chubu Electric Power Co., Inc.	50,913	457,780
Chudenko Corp.	4,078	58,977
Chugai Pharmaceutical Co. Ltd.	58,291	1,455,472
Chugoku Bank Ltd. (The)(r)(x)	13,443	83,502
Chugoku Electric Power Co., Inc. (The)(x)	24,265	122,403
Citizen Watch Co. Ltd.(x)	19,990	83,598
CKD Corp.	4,836	57,555
Cleanup Corp.	10,500	40,902
Coca-Cola Bottlers Japan Holdings, Inc.	14,253	138,509
COLOPL, Inc.	5,212	24,524
Colowide Co. Ltd.(x)	5,764	73,970
Computer Engineering & Consulting Ltd.	13,092	133,369
COMSYS Holdings Corp.(x)	10,500	177,816
Comture Corp.(x)	3,705	58,066
Concordia Financial Group Ltd.(x)	96,536	298,459
CONEXIO Corp.	7,492	61,544
Cosel Co. Ltd.	4,700	26,664
Cosmo Energy Holdings Co. Ltd.(x)	6,503	166,821
Cosmos Pharmaceutical Corp.	1,446	142,676
Create Restaurants Holdings, Inc.	11,134	75,169
Create SD Holdings Co. Ltd.	2,762	59,735
Credit Saison Co. Ltd.	13,432	157,636
Curves Holdings Co. Ltd.	10,714	60,736
CyberAgent, Inc.(x)	39,456	328,638
Cybozu, Inc.(x)	14,048	143,136
Dai Nippon Printing Co. Ltd.	21,778	434,577
Daicel Corp.	29,000	171,367
Daido Steel Co. Ltd.(x)	2,591	63,119
Daifuku Co. Ltd.(x)	9,084	426,856
Daihen Corp.	2,153	54,885
Dai-ichi Life Holdings, Inc.	89,512	1,422,842
Daiichi Sankyo Co. Ltd.	135,092	3,757,838
Daiichikosho Co. Ltd.	3,149	88,722
Daiki Aluminium Industry Co. Ltd.(x)	6,333	51,731
Daikin Industries Ltd.	20,843	3,220,662
Daikokutenbussan Co. Ltd.	1,840	66,962
Daio Paper Corp.	8,061	64,710
Daiseki Co. Ltd.(x)	2,316	70,660
Daishi Hokuetsu Financial Group, Inc.(x)	3,188	59,142
Daito Trust Construction Co. Ltd.(x)	6,252	587,051
Daiwa House Industry Co. Ltd.(x)	48,911	996,763
Daiwa Securities Group, Inc.(x)	131,703	516,060
Daiwabo Holdings Co. Ltd.(x)	8,725	112,531
DCM Holdings Co. Ltd.	10,117	82,341
DeNA Co. Ltd.	9,759	123,488
Denka Co. Ltd.(x)	5,919	130,094
Denso Corp.	37,554	1,714,113

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Dentsu Group, Inc.	18,243	$519,379
Descente Ltd.	2,954	67,162
Dexerials Corp.	5,453	122,837
DIC Corp.	8,900	148,281
Digital Arts, Inc.	1,151	49,490
Digital Garage, Inc.	3,387	80,213
dip Corp.	2,786	70,918
Direct Marketing MiX, Inc.	5,296	59,382
Disco Corp.(x)	2,715	591,642
DMG Mori Co. Ltd.	11,229	127,011
Doutor Nichires Holdings Co. Ltd.	5,044	60,579
Dowa Holdings Co. Ltd.	5,600	200,120
DTS Corp.	4,573	108,758
Duskin Co. Ltd.	4,370	85,829
DyDo Group Holdings, Inc.	2,123	70,368
Earth Corp.	1,236	44,148
East Japan Railway Co.	28,428	1,459,425
Ebara Corp.	8,388	271,920
EDION Corp.(x)	8,339	67,628
eGuarantee, Inc.	2,719	46,968
Eiken Chemical Co. Ltd.	5,967	74,116
Eisai Co. Ltd.(x)	20,292	1,088,440
Eizo Corp.(x)	2,633	66,138
Elan Corp.	9,238	68,159
Elecom Co. Ltd.	4,016	40,140
Electric Power Development Co. Ltd.	14,178	200,183
ENEOS Holdings, Inc.(x)	280,361	905,299
en-Japan, Inc.	2,579	39,388
eRex Co. Ltd.	3,139	60,618
ES-Con Japan Ltd.	14,514	81,808
euglena Co. Ltd.(x)*	9,207	54,552
Exedy Corp.(x)	3,400	38,636
EXEO Group, Inc.	9,800	141,627
Ezaki Glico Co. Ltd.	4,571	112,665
Fancl Corp.	6,642	132,159
FANUC Corp.	16,356	2,262,654
Fast Retailing Co. Ltd.	2,382	1,265,867
FCC Co. Ltd.(x)	7,838	71,648
Food & Life Cos. Ltd.(x)	9,290	141,783
Fudo Tetra Corp.	6,411	65,321
Fuji Co. Ltd.(x)	2,999	39,074
Fuji Corp.	5,877	76,318
Fuji Electric Co. Ltd.	9,979	365,792
Fuji Kyuko Co. Ltd.	2,194	65,001
Fuji Media Holdings, Inc.	20,394	149,887
Fuji Oil Holdings, Inc.(x)	4,030	67,068
Fuji Seal International, Inc.	4,473	47,371
Fuji Soft, Inc.(x)	1,853	104,413
FUJIFILM Holdings Corp.	32,754	1,498,847
Fujikura Ltd.	21,309	127,192
Fujimi, Inc.	1,257	52,686
Fujimori Kogyo Co. Ltd.	2,520	55,599
Fujitec Co. Ltd.(x)	6,579	132,976
Fujitsu General Ltd.(x)	6,319	131,564
Fujitsu Ltd.	16,768	1,808,302
Fukui Computer Holdings, Inc.	1,895	44,410
Fukuoka Financial Group, Inc.(x)	16,400	291,022
Fukushima Galilei Co. Ltd.	2,372	58,279
Fukuyama Transporting Co. Ltd.(x)	2,128	48,059
FULLCAST Holdings Co. Ltd.	4,492	78,589
Funai Soken Holdings, Inc.	3,831	65,113
Furukawa Electric Co. Ltd.	7,000	111,114
Fuso Chemical Co. Ltd.	1,214	26,159
Futaba Industrial Co. Ltd.	9,500	21,309
Future Corp.	8,216	89,172
Fuyo General Lease Co. Ltd.	2,579	140,815
G-7 Holdings, Inc.	5,406	52,989
Genky DrugStores Co. Ltd.	1,906	46,996
giftee, Inc.(x)*	4,332	58,909
Giken Ltd.	1,041	22,533
GLOBERIDE, Inc.	2,998	44,189
Glory Ltd.(x)	4,557	66,964
GMO GlobalSign Holdings KK	955	28,693
GMO internet group, Inc.	7,656	132,963
GMO Payment Gateway, Inc.	3,387	228,870
Goldwin, Inc.	2,916	154,643
Gree, Inc.(x)	19,104	115,339
GS Yuasa Corp.(x)	5,471	85,344
GungHo Online Entertainment, Inc.	5,621	86,522
Gunma Bank Ltd. (The)	29,571	80,169
Gunze Ltd.	2,242	59,933
H.U. Group Holdings, Inc.	6,996	126,839
H2O Retailing Corp.(x)	9,500	72,799
Hachijuni Bank Ltd. (The)(x)	43,000	141,837
Hakuhodo DY Holdings, Inc.(x)	27,115	191,242
Hamamatsu Photonics KK	11,935	512,438
Hankyu Hanshin Holdings, Inc.	21,021	632,728
Hanwa Co. Ltd.	3,585	85,267
Haseko Corp.(x)	16,475	179,057
Hazama Ando Corp.(x)	13,966	80,834
Heiwa Corp.	4,550	70,420
Heiwa Real Estate Co. Ltd.(x)	2,923	80,314
Heiwado Co. Ltd.	2,453	33,735
Hikari Tsushin, Inc.(x)	1,831	214,259
Hino Motors Ltd.	22,963	94,751
Hioki EE Corp.	1,430	62,179
Hirogin Holdings, Inc.(x)	36,500	153,422
Hirose Electric Co. Ltd.	2,789	362,483
HIS Co. Ltd.(x)*	3,292	47,508
Hisamitsu Pharmaceutical Co., Inc.	5,579	130,186
Hitachi Construction Machinery Co. Ltd.(x)	6,567	122,015
Hitachi Ltd.	89,634	3,795,307
Hitachi Metals Ltd.*	19,279	289,858
Hitachi Transport System Ltd.	3,481	208,299
Hitachi Zosen Corp.	13,019	76,641
Hogy Medical Co. Ltd.	3,574	87,715
Hokkaido Electric Power Co., Inc.	22,712	71,142
Hokuetsu Corp.(x)	13,526	70,672
Hokuhoku Financial Group, Inc.	13,814	81,550
Hokuriku Electric Power Co.(x)	21,850	73,195
Honda Motor Co. Ltd.(x)	135,351	2,948,498
Horiba Ltd.	3,816	148,284
Hoshizaki Corp.	9,728	269,228
Hosiden Corp.	6,570	66,679
House Foods Group, Inc.(x)	8,400	167,616
Hoya Corp.	35,979	3,459,196
Hulic Co. Ltd.	40,493	297,947
Hyakugo Bank Ltd. (The)	17,673	38,752
Hyakujushi Bank Ltd. (The)	2,900	33,433
Ibiden Co. Ltd.	8,897	244,282
Ichibanya Co. Ltd.	1,268	38,884
Ichigo, Inc.	8,879	18,310
Idec Corp.	4,275	87,176
Idemitsu Kosan Co. Ltd.(x)	18,720	405,050
IDOM, Inc.	10,714	64,024
IHI Corp.(x)	10,832	233,099
Iida Group Holdings Co. Ltd.(x)	15,482	210,332
Iino Kaiun Kaisha Ltd.	15,176	68,416
Inaba Denki Sangyo Co. Ltd.	6,062	114,265
Infocom Corp.	2,107	27,524
Infomart Corp.	19,428	57,786
Information Services International-Dentsu Ltd.	2,820	85,579

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INFRONEER Holdings, Inc.	20,727	$140,104
Inpex Corp.	88,887	833,934
Insource Co. Ltd.	4,579	81,981
Internet Initiative Japan, Inc.	9,252	140,642
IR Japan Holdings Ltd.	856	11,986
Iriso Electronics Co. Ltd.	1,764	48,461
Iseki & Co. Ltd.	4,100	33,163
Isetan Mitsukoshi Holdings Ltd.	35,742	303,513
Isuzu Motors Ltd.	53,195	588,053
Ito En Ltd.	5,017	201,891
ITOCHU Corp.(x)	112,699	2,731,359
Itochu Enex Co. Ltd.	5,640	39,867
Itochu Techno-Solutions Corp.	7,982	186,170
Itoham Yonekyu Holdings, Inc.	12,689	58,446
Iwatani Corp.	3,794	143,081
Iyo Bank Ltd. (The)(r)(x)	24,000	115,912
Izumi Co. Ltd.	3,455	74,243
J Front Retailing Co. Ltd.	22,829	185,805
JAC Recruitment Co. Ltd.	4,065	62,346
Japan Airlines Co. Ltd.(x)*	37,002	661,240
Japan Airport Terminal Co. Ltd.*	6,373	263,690
Japan Aviation Electronics Industry Ltd.(x)	6,944	101,942
Japan Cash Machine Co. Ltd.	6,102	27,481
Japan Display, Inc.(x)*	231,888	73,088
Japan Elevator Service Holdings Co. Ltd.	4,050	52,240
Japan Exchange Group, Inc.	46,186	624,341
Japan Lifeline Co. Ltd.	7,771	51,512
Japan Material Co. Ltd.	5,450	69,758
Japan Petroleum Exploration Co. Ltd.	2,682	64,138
Japan Post Bank Co. Ltd.	46,500	324,205
Japan Post Holdings Co. Ltd.	194,562	1,288,314
Japan Post Insurance Co. Ltd.(x)	19,609	274,713
Japan Pulp & Paper Co. Ltd.	2,543	76,671
Japan Securities Finance Co. Ltd.(x)	6,741	38,251
Japan Steel Works Ltd. (The)	6,516	128,502
Japan Tobacco, Inc.	100,292	1,646,161
Japan Wool Textile Co. Ltd. (The)	5,449	40,133
JCR Pharmaceuticals Co. Ltd.	5,088	75,523
JCU Corp.	1,541	30,987
Jeol Ltd.	3,266	107,653
JFE Holdings, Inc.(x)	47,231	439,620
JGC Holdings Corp.	18,595	233,038
JINS Holdings, Inc.	771	22,675
JMDC, Inc.	1,581	52,151
Joyful Honda Co. Ltd.	6,398	78,968
JSR Corp.	16,517	314,753
JTEKT Corp.	17,798	113,276
Juroku Financial Group, Inc.	3,200	53,994
Justsystems Corp.	2,992	68,191
JVCKenwood Corp.	19,300	26,322
Kadokawa Corp.	9,702	176,880
Kaga Electronics Co. Ltd.	3,589	100,396
Kagome Co. Ltd.	8,701	181,425
Kajima Corp.(x)	40,971	389,188
Kakaku.com, Inc.	13,130	220,765
Kaken Pharmaceutical Co. Ltd.(x)	2,834	74,797
Kameda Seika Co. Ltd.	1,676	53,165
Kamigumi Co. Ltd.	8,622	158,774
Kanamoto Co. Ltd.	2,948	42,000
Kandenko Co. Ltd.	10,184	58,610
Kaneka Corp.	6,200	155,029
Kanematsu Corp.	8,108	80,068
Kanematsu Electronics Ltd.	935	25,777
Kansai Electric Power Co., Inc. (The)(x)	65,172	543,114
Kansai Food Market Ltd.(x)	8,938	69,037
Kansai Paint Co. Ltd.	18,311	259,632
Kao Corp.	38,478	1,560,221
Kappa Create Co. Ltd.(x)*	4,080	38,426
Katitas Co. Ltd.(x)	5,812	129,475
Kato Sangyo Co. Ltd.	2,563	59,224
Kawasaki Heavy Industries Ltd.(x)	12,529	190,010
Kawasaki Kisen Kaisha Ltd.(x)	17,043	237,097
KDDI Corp.(x)	133,322	3,910,326
KeePer Technical Laboratory Co. Ltd.	2,208	56,072
Keihan Holdings Co. Ltd.	8,105	210,595
Keihanshin Building Co. Ltd.	3,858	32,639
Keikyu Corp.	24,606	249,480
Keio Corp.	8,634	312,310
Keisei Electric Railway Co. Ltd.	13,333	363,572
Kewpie Corp.	13,000	213,238
Key Coffee, Inc.	4,000	57,769
Keyence Corp.	16,887	5,606,534
KH Neochem Co. Ltd.	3,353	61,230
Kikkoman Corp.(x)	12,176	684,572
Kinden Corp.	15,000	158,557
Kintetsu Department Store Co. Ltd.*	2,816	46,695
Kintetsu Group Holdings Co. Ltd.	15,762	522,661
Kirin Holdings Co. Ltd.	66,696	1,027,197
Kissei Pharmaceutical Co. Ltd.	3,193	56,429
Ki-Star Real Estate Co. Ltd.(x)	2,056	62,201
Kitano Construction Corp.	2,956	47,647
Kiyo Bank Ltd. (The)	3,600	34,576
Kobayashi Pharmaceutical Co. Ltd.	4,615	269,058
Kobe Bussan Co. Ltd.	12,559	300,574
Kobe Steel Ltd.(x)	33,016	132,558
Koei Tecmo Holdings Co. Ltd.(x)	11,028	179,375
Kohnan Shoji Co. Ltd.	2,315	53,871
Koito Manufacturing Co. Ltd.	19,178	262,822
Kokuyo Co. Ltd.	7,982	101,415
Komatsu Ltd.	84,461	1,527,385
Komeri Co. Ltd.	3,475	66,433
Komori Corp.	7,900	38,575
Konami Group Corp.(x)	6,450	298,199
Konica Minolta, Inc.(x)	43,791	135,189
Konoike Transport Co. Ltd.	6,036	58,966
Kose Corp.	3,360	342,034
Kotobuki Spirits Co. Ltd.	1,632	93,471
K’s Holdings Corp.(x)	17,800	146,520
Kubota Corp.	87,584	1,214,541
Kumagai Gumi Co. Ltd.	3,271	57,066
Kumiai Chemical Industry Co. Ltd.	9,350	66,041
Kura Sushi, Inc.(x)	3,446	72,322
Kuraray Co. Ltd.	28,183	197,614
Kureha Corp.	1,321	80,790
Kurita Water Industries Ltd.	9,006	317,618
Kusuri no Aoki Holdings Co. Ltd.	727	34,189
KYB Corp.	1,923	41,214
Kyocera Corp.	26,219	1,325,335
KYORIN Holdings, Inc.(x)	6,041	73,689
Kyoritsu Maintenance Co. Ltd.(x)	2,670	110,506
Kyowa Kirin Co. Ltd.	18,509	424,604
Kyudenko Corp.	3,588	68,270
Kyushu Electric Power Co., Inc.	31,604	167,910
Kyushu Financial Group, Inc.(x)	34,349	90,877
Kyushu Railway Co.	11,748	253,897
Lasertec Corp.	7,490	753,181
Lawson, Inc.	5,088	166,191
Life Corp.	3,042	56,145
Link And Motivation, Inc.(x)	10,606	55,708
Lintec Corp.(x)	4,900	75,323
Lion Corp.	21,636	243,853

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
LITALICO, Inc.	3,942	$74,716
Lixil Corp.(x)	29,006	420,307
M&A Capital Partners Co. Ltd.*	1,564	40,199
M3, Inc.	31,426	866,561
Mabuchi Motor Co. Ltd.	4,526	122,847
Macnica Holdings, Inc.	4,581	86,112
Maeda Kosen Co. Ltd.	3,173	69,569
Makino Milling Machine Co. Ltd.	2,098	64,453
Makita Corp.	22,583	437,861
Mani, Inc.	7,470	90,963
Marubeni Corp.(x)	164,037	1,440,208
Maruha Nichiro Corp.	3,726	63,389
Marui Group Co. Ltd.(x)	15,023	249,423
Maruichi Steel Tube Ltd.	7,800	159,753
MARUKA FURUSATO Corp.(x)	3,674	77,808
Maruwa Co. Ltd.	889	94,281
Marvelous, Inc.	10,228	47,112
Matsuda Sangyo Co. Ltd.	4,000	59,788
Matsui Securities Co. Ltd.(x)	14,747	79,543
MatsukiyoCocokara & Co.	11,433	488,986
Matsuya Co. Ltd.*	7,173	51,522
Matsuyafoods Holdings Co. Ltd.(x)	3,039	80,153
Max Co. Ltd.	6,000	82,594
Maxell Ltd.	5,700	54,074
Mazda Motor Corp.	57,715	382,036
Mebuki Financial Group, Inc.	104,665	204,075
Media Do Co. Ltd.	2,077	25,850
Medipal Holdings Corp.	17,687	224,188
MedPeer, Inc.*	1,059	9,326
Megachips Corp.	3,355	58,657
Megmilk Snow Brand Co. Ltd.	3,437	40,723
Meidensha Corp.	4,400	60,033
Meiji Holdings Co. Ltd.(x)	10,929	484,797
Meiko Electronics Co. Ltd.(x)	2,286	39,558
Meitec Corp.	5,817	92,393
Melco Holdings, Inc.	2,177	46,563
Menicon Co. Ltd.	4,964	100,752
METAWATER Co. Ltd.	3,652	47,944
Midac Holdings Co. Ltd.	1,977	45,441
Milbon Co. Ltd.	2,308	101,793
Mimasu Semiconductor Industry Co. Ltd.	3,269	43,159
Minebea Mitsumi, Inc.	30,892	458,180
Mirait One Corp.	7,953	80,707
Miroku Jyoho Service Co. Ltd.	2,998	29,724
MISUMI Group, Inc.	23,046	490,326
Mitani Sekisan Co. Ltd.(x)	1,611	38,640
Mitsubishi Chemical Group Corp.(x)	108,956	500,321
Mitsubishi Corp.(x)	122,326	3,359,531
Mitsubishi Electric Corp.	173,935	1,571,241
Mitsubishi Estate Co. Ltd.(x)	109,435	1,435,889
Mitsubishi Gas Chemical Co., Inc.(x)	14,524	190,698
Mitsubishi HC Capital, Inc.	60,887	261,930
Mitsubishi Heavy Industries Ltd.(x)	27,889	929,829
Mitsubishi Logisnext Co. Ltd.	10,284	52,564
Mitsubishi Logistics Corp.(x)	4,975	117,384
Mitsubishi Materials Corp.(x)	14,300	196,850
Mitsubishi Motors Corp.(x)*	75,000	269,074
Mitsubishi Pencil Co. Ltd.	3,972	38,773
Mitsubishi Shokuhin Co. Ltd.	3,000	67,504
Mitsubishi UFJ Financial Group, Inc.(x)	1,072,296	4,835,440
Mitsuboshi Belting Ltd.(x)	4,120	85,824
Mitsui & Co. Ltd.(x)	133,040	2,854,235
Mitsui Chemicals, Inc.	14,798	288,952
Mitsui Fudosan Co. Ltd.	71,728	1,367,290
Mitsui High-Tec, Inc.	2,493	117,640
Mitsui Mining & Smelting Co. Ltd.	5,900	123,564
Mitsui OSK Lines Ltd.(x)	27,819	499,645
Mitsuuroko Group Holdings Co. Ltd.	7,084	47,407
Miura Co. Ltd.	8,004	163,409
MIXI, Inc.(x)	3,456	54,820
Mizuho Financial Group, Inc.(x)	218,054	2,355,845
Mizuho Leasing Co. Ltd.(x)	1,996	42,983
Mizuno Corp.	4,444	79,019
Mochida Pharmaceutical Co. Ltd.	2,534	59,199
Modec, Inc.	4,782	49,217
Monex Group, Inc.(x)	14,185	43,554
Money Forward, Inc.*	2,210	45,810
Monogatari Corp. (The)	1,574	75,147
MonotaRO Co. Ltd.	23,996	362,711
Morinaga & Co. Ltd.	4,247	116,463
Morinaga Milk Industry Co. Ltd.	3,908	114,566
Morita Holdings Corp.	3,388	30,057
MOS Food Services, Inc.(x)	3,648	78,366
MS&AD Insurance Group Holdings, Inc.(x)	40,455	1,070,593
Murata Manufacturing Co. Ltd.	50,497	2,319,576
Musashi Seimitsu Industry Co. Ltd.(x)	5,616	60,553
Nabtesco Corp.	11,042	226,099
Nachi-Fujikoshi Corp.	2,183	53,267
Nagaileben Co. Ltd.	2,171	29,223
Nagase & Co. Ltd.(x)	11,432	155,995
Nagawa Co. Ltd.(x)	1,145	58,804
Nagoya Railroad Co. Ltd.	17,631	271,229
Nankai Electric Railway Co. Ltd.	9,800	200,418
NEC Corp.	21,462	686,983
NEC Networks & System Integration Corp.	5,600	60,394
NET One Systems Co. Ltd.	7,723	148,823
Nexon Co. Ltd.	40,874	714,825
Nextage Co. Ltd.	6,335	137,555
NGK Insulators Ltd.(x)	22,442	279,758
NGK Spark Plug Co. Ltd.	12,240	217,104
NH Foods Ltd.	6,942	182,968
NHK Spring Co. Ltd.(x)	25,000	147,339
Nichias Corp.	4,359	67,748
Nichicon Corp.	10,871	104,505
Nichiha Corp.	3,077	58,512
Nichirei Corp.	9,587	158,145
Nidec Corp.	42,401	2,388,534
Nifco, Inc.(x)	5,877	122,358
Nihon Kohden Corp.	7,968	168,322
Nihon M&A Center Holdings, Inc.	26,473	299,460
Nihon Parkerizing Co. Ltd.	12,170	78,446
Nihon Yamamura Glass Co. Ltd.*	5,562	22,009
Nikkon Holdings Co. Ltd.(x)	5,491	85,831
Nikon Corp.(x)	26,926	254,987
Nintendo Co. Ltd.	105,200	4,259,829
Nippn Corp.	4,887	52,502
Nippon Ceramic Co. Ltd.	1,836	31,000
Nippon Chemi-Con Corp.*	3,503	45,248
Nippon Densetsu Kogyo Co. Ltd.	4,340	55,166
Nippon Electric Glass Co. Ltd.	6,101	105,290
Nippon Express Holdings, Inc.	6,057	306,268
Nippon Gas Co. Ltd.	8,442	119,415
Nippon Kanzai Co. Ltd.	4,458	77,955
Nippon Kayaku Co. Ltd.(x)	10,745	86,150
Nippon Light Metal Holdings Co. Ltd.	5,252	52,623
Nippon Paint Holdings Co. Ltd.	67,250	450,413
Nippon Paper Industries Co. Ltd.	9,600	62,490
Nippon Pillar Packing Co. Ltd.(x)	3,146	49,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Sanso Holdings Corp.	15,957	$252,034
Nippon Sharyo Ltd.	3,791	53,243
Nippon Shinyaku Co. Ltd.	4,816	244,316
Nippon Shokubai Co. Ltd.	2,462	92,027
Nippon Signal Co. Ltd.	8,900	58,254
Nippon Soda Co. Ltd.	3,389	103,358
Nippon Steel Corp.(x)	77,064	1,072,651
Nippon Steel Trading Corp.	2,026	70,504
Nippon Suisan Kaisha Ltd.	20,317	76,598
Nippon Telegraph & Telephone Corp.	204,980	5,529,953
Nippon Television Holdings, Inc.	13,631	109,130
Nippon Yusen KK(x)	44,277	756,171
Nipro Corp.	13,900	104,172
Nishimatsu Construction Co. Ltd.(x)	3,295	86,486
Nishimatsuya Chain Co. Ltd.	6,093	56,304
Nishi-Nippon Financial Holdings, Inc.	13,628	70,723
Nishi-Nippon Railroad Co. Ltd.(x)	5,600	111,763
Nissan Chemical Corp.(x)	9,008	402,563
Nissan Motor Co. Ltd.	219,793	702,600
Nissan Shatai Co. Ltd.	9,940	55,790
Nissha Co. Ltd.	6,603	78,147
Nisshin Oillio Group Ltd. (The)	2,383	52,645
Nisshin Seifun Group, Inc.(x)	18,778	190,642
Nisshinbo Holdings, Inc.	12,062	87,674
Nissin Electric Co. Ltd.	7,460	68,504
Nissin Foods Holdings Co. Ltd.	6,316	438,486
Nitori Holdings Co. Ltd.	7,066	591,289
Nitta Corp.	1,728	33,245
Nitto Boseki Co. Ltd.	2,757	44,040
Nitto Denko Corp.	11,265	610,802
Nitto Kogyo Corp.(x)	5,056	82,817
Noevir Holdings Co. Ltd.(x)	1,781	69,980
NOF Corp.	7,305	264,861
Nohmi Bosai Ltd.(x)	4,847	53,853
Nojima Corp.(x)	7,218	67,334
NOK Corp.(x)	8,604	67,149
Nomura Co. Ltd.	11,318	70,113
Nomura Holdings, Inc.(x)	280,646	926,487
Nomura Real Estate Holdings, Inc.	10,820	245,288
Nomura Research Institute Ltd.	32,143	789,998
Noritake Co. Ltd.	1,990	55,295
Noritsu Koki Co. Ltd.	4,795	81,060
Noritz Corp.	4,795	51,097
North Pacific Bank Ltd.	37,980	59,637
NS Solutions Corp.	3,420	81,992
NS United Kaiun Kaisha Ltd.	3,102	80,818
NSD Co. Ltd.(x)	5,948	100,528
NSK Ltd.(x)	30,498	149,442
NTN Corp.(x)	37,117	65,307
NTT Data Corp.	48,690	629,258
Obara Group, Inc.(x)	1,415	31,337
Obayashi Corp.	56,756	364,436
OBIC Business Consultants Co. Ltd.	1,642	50,523
Obic Co. Ltd.	5,591	741,292
Odakyu Electric Railway Co. Ltd.	24,751	316,608
Ogaki Kyoritsu Bank Ltd. (The)(x)	2,098	24,858
Ohsho Food Service Corp.	741	32,760
Oiles Corp.	4,560	46,533
Oisix ra daichi, Inc.(x)*	2,321	26,053
Oita Bank Ltd. (The)	2,100	26,361
Oji Holdings Corp.(x)	68,133	253,614
Okamoto Industries, Inc.	2,906	71,377
Okamura Corp.	7,341	70,136
Oki Electric Industry Co. Ltd.	8,423	41,840
Okinawa Electric Power Co., Inc. (The)	4,021	29,312
OKUMA Corp.	1,173	39,849
Okumura Corp.	2,739	53,916
Olympus Corp.	88,572	1,704,642
Omron Corp.	15,050	685,944
Ono Pharmaceutical Co. Ltd.	35,926	835,710
Onward Holdings Co. Ltd.	15,000	30,316
Open Door, Inc.(x)*	4,483	62,311
Open House Group Co. Ltd.(x)	5,846	198,128
Optim Corp.*	17,476	95,623
Optorun Co. Ltd.	5,119	74,205
Oracle Corp.	3,300	174,209
Organo Corp.	3,220	45,327
Orient Corp.	6,543	51,830
Oriental Land Co. Ltd.	19,520	2,660,073
ORIX Corp.	109,208	1,535,899
Osaka Gas Co. Ltd.	31,014	466,968
Osaka Organic Chemical Industry Ltd.	3,454	47,990
Osaka Soda Co. Ltd.	1,925	50,566
OSG Corp.	9,700	119,643
Otsuka Corp.	9,530	295,349
Otsuka Holdings Co. Ltd.	35,927	1,139,538
Outsourcing, Inc.	8,818	65,959
PAL GROUP Holdings Co. Ltd.	5,721	92,997
PALTAC Corp.	2,773	85,494
Pan Pacific International Holdings Corp.	34,808	611,646
Panasonic Holdings Corp.	198,776	1,395,908
Paramount Bed Holdings Co. Ltd.(x)	4,444	78,766
Park24 Co. Ltd.*	10,900	141,056
Pasona Group, Inc.	3,788	52,488
Penta-Ocean Construction Co. Ltd.	29,322	147,534
PeptiDream, Inc.*	8,788	96,550
Persol Holdings Co. Ltd.	18,066	329,252
Pharma Foods International Co. Ltd.(x)	3,751	31,498
PHC Holdings Corp.(x)	4,990	48,891
Pigeon Corp.	10,057	146,630
Pilot Corp.	3,104	117,131
Piolax, Inc.(x)	4,502	55,211
Plenus Co. Ltd.	5,333	71,025
Pola Orbis Holdings, Inc.	8,224	92,160
Pressance Corp.	6,138	62,132
Prestige International, Inc.	10,559	45,885
Prima Meat Packers Ltd.	3,652	52,785
Raito Kogyo Co. Ltd.	6,051	79,597
Raksul, Inc.(x)*	1,894	31,774
Rakus Co. Ltd.(x)	5,219	48,132
Rakuten Group, Inc.	80,498	345,338
Recruit Holdings Co. Ltd.	126,723	3,657,634
Relia, Inc.	8,142	54,382
Relo Group, Inc.	8,730	132,661
Renesas Electronics Corp.*	98,262	818,927
RENOVA, Inc.*	2,551	59,570
Resona Holdings, Inc.	194,518	710,241
Resorttrust, Inc.	7,178	114,681
Ricoh Co. Ltd.	46,040	335,975
Ricoh Leasing Co. Ltd.	1,550	37,808
Riken Corp.	1,600	25,282
Riken Keiki Co. Ltd.(x)	845	22,535
Rinnai Corp.(x)	3,700	266,084
Riso Kagaku Corp.(x)	2,813	45,510
Riso Kyoiku Co. Ltd.	22,934	50,773
Rohm Co. Ltd.	7,590	497,787
Rohto Pharmaceutical Co. Ltd.	10,582	337,366
Roland Corp.	1,717	52,220
Rorze Corp.	1,360	64,955

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Round One Corp.	18,870	$82,015
Royal Holdings Co. Ltd.(x)*	1,912	28,912
RS Technologies Co. Ltd.	1,707	74,581
Ryohin Keikaku Co. Ltd.	21,429	177,880
S Foods, Inc.	3,922	82,337
Saibu Gas Holdings Co. Ltd.(x)	2,687	32,090
Saizeriya Co. Ltd.	3,745	69,162
Sakai Moving Service Co. Ltd.(x)	1,540	49,657
Sakata Seed Corp.	2,341	77,865
SAMTY Co. Ltd.	5,054	78,623
San ju San Financial Group, Inc.	2,610	25,467
San-A Co. Ltd.	1,826	55,116
San-Ai Obbli Co. Ltd.	7,598	58,748
Sangetsu Corp.	3,239	35,666
San-In Godo Bank Ltd. (The)(x)	579	2,804
Sanken Electric Co. Ltd.	2,047	61,651
Sanki Engineering Co. Ltd.	7,418	81,241
Sankyo Co. Ltd.(x)	3,547	106,972
Sankyu, Inc.	4,962	143,359
Sanrio Co. Ltd.(x)	5,173	133,185
Sansan, Inc.*	4,408	37,568
Santen Pharmaceutical Co. Ltd.	30,999	207,744
Sanwa Holdings Corp.	21,000	180,912
Sanyo Chemical Industries Ltd.	1,868	56,600
Sanyo Denki Co. Ltd.	1,435	49,023
Sanyo Special Steel Co. Ltd.	3,355	43,215
Sapporo Holdings Ltd.	6,302	138,600
Sawai Group Holdings Co. Ltd.	4,400	122,787
SBI Holdings, Inc.(x)	22,703	407,981
SBS Holdings, Inc.	2,809	54,222
SCREEN Holdings Co. Ltd.	2,784	152,166
SCSK Corp.(x)	12,294	184,463
Secom Co. Ltd.(x)	17,549	997,095
Sega Sammy Holdings, Inc.	20,371	277,621
Seibu Holdings, Inc.(x)	22,730	227,383
Seiko Epson Corp.(x)	24,121	328,987
Seiko Group Corp.	4,175	87,180
Seiren Co. Ltd.(x)	5,033	73,325
Sekisui Chemical Co. Ltd.(x)	33,017	404,125
Sekisui House Ltd.	57,097	948,282
Sekisui Jushi Corp.	5,073	57,817
Senko Group Holdings Co. Ltd.(x)	10,158	67,237
Seven & i Holdings Co. Ltd.	63,033	2,531,970
Seven Bank Ltd.	64,776	116,017
SG Holdings Co. Ltd.	28,698	390,009
Sharp Corp.(x)	21,346	127,545
Shibaura Machine Co. Ltd.	3,304	65,937
Shibuya Corp.	2,975	49,438
SHIFT, Inc.*	1,134	146,580
Shiga Bank Ltd. (The)(x)	2,831	51,206
Shikoku Electric Power Co., Inc.(x)	18,249	90,690
Shimadzu Corp.	21,141	550,298
Shimamura Co. Ltd.	2,500	211,353
Shimano, Inc.	6,832	1,076,736
Shimizu Corp.(x)	57,596	282,626
Shimojima Co. Ltd.	5,300	37,007
Shin-Etsu Chemical Co. Ltd.	28,910	2,870,868
Shin-Etsu Polymer Co. Ltd.	6,313	52,421
Shinko Electric Industries Co. Ltd.(x)	5,402	116,714
Shinsei Bank Ltd.(x)	15,507	222,552
Shionogi & Co. Ltd.	21,278	1,029,368
Ship Healthcare Holdings, Inc.	5,252	98,820
Shiseido Co. Ltd.	34,717	1,215,193
Shizuoka Bank Ltd. (The)(r)(x)	40,645	245,870
Shizuoka Gas Co. Ltd.	6,571	45,017
SHO-BOND Holdings Co. Ltd.	4,612	198,365
Shochiku Co. Ltd.*	1,166	96,005
Shoei Co. Ltd.	2,374	86,027
Showa Denko KK	14,151	201,427
Showa Sangyo Co. Ltd.	2,573	44,086
Siix Corp.	7,281	54,778
Simplex Holdings, Inc.	1,627	20,601
Sinanen Holdings Co. Ltd.	1,631	43,815
Sinfonia Technology Co. Ltd.	7,390	68,662
Sintokogio Ltd.	7,500	35,492
SKY Perfect JSAT Holdings, Inc.	7,493	26,799
Skylark Holdings Co. Ltd.	20,442	218,117
SMC Corp.	5,457	2,201,478
SMK Corp.	1,620	25,960
SMS Co. Ltd.	4,785	95,611
Snow Peak, Inc.(x)	3,954	60,137
SoftBank Corp.(x)	276,989	2,770,084
SoftBank Group Corp.	109,661	3,725,199
Sohgo Security Services Co. Ltd.(x)	6,327	159,325
Sojitz Corp.(x)	23,132	338,029
Solasto Corp.(x)	7,031	41,462
Sompo Holdings, Inc.	27,349	1,089,999
Sony Group Corp.	116,748	7,514,172
Sotetsu Holdings, Inc.(x)	6,169	102,285
S-Pool, Inc.	9,554	69,075
Square Enix Holdings Co. Ltd.	8,069	346,041
SRE Holdings Corp.*	820	17,648
Stanley Electric Co. Ltd.	13,307	208,762
Starts Corp., Inc.	1,076	19,677
Subaru Corp.	48,581	728,676
Sugi Holdings Co. Ltd.	3,272	131,410
SUMCO Corp.	28,828	334,965
Sumitomo Bakelite Co. Ltd.	2,496	68,564
Sumitomo Chemical Co. Ltd.	130,222	449,614
Sumitomo Corp.	106,864	1,333,550
Sumitomo Electric Industries Ltd.	63,561	645,194
Sumitomo Forestry Co. Ltd.	11,831	179,037
Sumitomo Heavy Industries Ltd.(x)	10,441	193,249
Sumitomo Metal Mining Co. Ltd.	21,852	629,677
Sumitomo Mitsui Construction Co. Ltd.	15,803	48,641
Sumitomo Mitsui Financial Group, Inc.	119,283	3,319,363
Sumitomo Mitsui Trust Holdings, Inc.	31,024	876,950
Sumitomo Osaka Cement Co. Ltd.(x)	4,400	99,180
Sumitomo Pharma Co. Ltd.	15,798	112,742
Sumitomo Realty & Development Co. Ltd.(x)	33,056	752,721
Sumitomo Rubber Industries Ltd.	16,520	131,669
Sumitomo Warehouse Co. Ltd. (The)(x)	5,783	78,853
Sundrug Co. Ltd.(x)	6,166	149,247
Suntory Beverage & Food Ltd.	12,637	448,421
Suruga Bank Ltd.	11,788	30,336
Suzuken Co. Ltd.(x)	7,488	170,730
Suzuki Motor Corp.	38,774	1,202,777
Sysmex Corp.	14,334	771,456
Systena Corp.	23,296	64,496
T Hasegawa Co. Ltd.	3,525	72,510
T&D Holdings, Inc.(x)	43,401	410,423
Tadano Ltd.	8,952	52,221
Taiheiyo Cement Corp.(x)	12,822	181,216
Taikisha Ltd.	2,538	56,525
Taisei Corp.	17,402	484,038
Taisho Pharmaceutical Holdings Co. Ltd.	4,317	157,320
Taiyo Holdings Co. Ltd.	3,818	63,521
Taiyo Yuden Co. Ltd.	8,275	213,578

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Takamatsu Construction Group Co. Ltd.	3,899	$50,699
Takara Bio, Inc.	4,701	54,894
Takara Standard Co. Ltd.	6,958	62,334
Takasago Thermal Engineering Co. Ltd.(x)	5,745	67,636
Takashimaya Co. Ltd.	11,437	135,399
Takeda Pharmaceutical Co. Ltd.(x)	146,482	3,804,453
Takeuchi Manufacturing Co. Ltd.	4,365	80,433
Takuma Co. Ltd.	5,495	47,161
Tama Home Co. Ltd.	4,485	72,590
TBS Holdings, Inc.	11,930	130,674
TDK Corp.	26,187	794,674
TechMatrix Corp.	5,615	64,627
TechnoPro Holdings, Inc.	10,275	216,001
Teijin Ltd.(x)	14,506	140,736
Terumo Corp.(x)	52,736	1,488,135
Tess Holdings Co. Ltd.(x)	4,749	31,093
T-Gaia Corp.(x)	5,533	62,705
THK Co. Ltd.	9,493	164,247
TIS, Inc.	18,861	500,807
TKC Corp.	2,570	61,016
Tobishima Corp.	6,530	46,859
Tobu Railway Co. Ltd.	17,551	414,078
Tocalo Co. Ltd.(x)	8,849	71,784
Toda Corp.(x)	32,000	164,819
Toei Co. Ltd.(x)	540	64,344
Toho Bank Ltd. (The)	26,176	36,654
Toho Co. Ltd.	10,791	388,870
Toho Gas Co. Ltd.	8,185	161,858
Toho Holdings Co. Ltd.	2,743	36,780
Tohoku Electric Power Co., Inc.(x)	41,248	194,204
Tokai Carbon Co. Ltd.	15,000	101,773
Tokai Corp.	2,615	32,239
TOKAI Holdings Corp.(x)	9,977	60,090
Tokai Rika Co. Ltd.(x)	5,427	51,726
Tokai Tokyo Financial Holdings, Inc.(x)	29,209	71,314
Token Corp.	853	47,317
Tokio Marine Holdings, Inc.	153,447	2,727,307
Tokuyama Corp.(x)	7,400	89,191
Tokyo Century Corp.	3,218	102,742
Tokyo Electric Power Co. Holdings, Inc.*	136,134	432,641
Tokyo Electron Device Ltd.	1,587	58,252
Tokyo Electron Ltd.	11,825	2,927,763
Tokyo Gas Co. Ltd.	32,003	540,496
Tokyo Ohka Kogyo Co. Ltd.	2,294	95,981
Tokyo Seimitsu Co. Ltd.	3,298	96,688
Tokyo Steel Manufacturing Co. Ltd.(x)	9,358	81,712
Tokyo Tatemono Co. Ltd.	19,659	280,011
Tokyotokeiba Co. Ltd.	2,059	58,850
Tokyu Construction Co. Ltd.	14,461	63,134
Tokyu Corp.(x)	41,971	478,271
Tokyu Fudosan Holdings Corp.	57,534	300,035
Tomy Co. Ltd.(x)	9,500	81,434
Topcon Corp.	8,062	90,141
Toppan, Inc.	25,746	384,191
Toray Industries, Inc.	117,437	576,390
Toridoll Holdings Corp.(x)	2,530	52,310
Toshiba Corp.(x)	32,580	1,160,410
Toshiba TEC Corp.	2,627	68,034
Tosho Co. Ltd.	2,808	23,608
Tosoh Corp.(x)	24,847	277,452
Totetsu Kogyo Co. Ltd.	1,687	27,043
TOTO Ltd.	12,927	431,648
Towa Pharmaceutical Co. Ltd.(x)	3,403	49,739
Toyo Ink SC Holdings Co. Ltd.	1,695	22,281
Toyo Seikan Group Holdings Ltd.	12,145	146,578
Toyo Suisan Kaisha Ltd.	9,479	390,636
Toyo Tire Corp.	11,244	122,218
Toyobo Co. Ltd.	9,549	68,406
Toyoda Gosei Co. Ltd.	5,313	80,381
Toyota Boshoku Corp.(x)	5,878	72,144
Toyota Industries Corp.	13,913	662,900
Toyota Motor Corp.	854,803	11,126,827
Toyota Tsusho Corp.	17,007	527,918
TPR Co. Ltd.	4,102	33,756
Trancom Co. Ltd.	1,347	70,565
Transcosmos, Inc.	3,331	86,125
Trend Micro, Inc.	9,014	488,183
Tri Chemical Laboratories, Inc.	2,576	31,373
Trusco Nakayama Corp.	3,910	53,930
TS Tech Co. Ltd.	7,845	77,086
TSI Holdings Co. Ltd.	14,450	39,098
Tsubakimoto Chain Co.	2,593	54,756
Tsugami Corp.	7,561	61,321
Tsumura & Co.	5,969	126,972
Tsuruha Holdings, Inc.	3,954	231,052
TV Asahi Holdings Corp.	4,061	39,371
UACJ Corp.	4,186	58,091
UBE Corp.(x)	10,241	137,225
Ulvac, Inc.	4,000	142,298
Unicharm Corp.	34,849	1,139,105
Uniden Holdings Corp.	4,364	123,347
United Arrows Ltd.	2,708	34,040
United Super Markets Holdings, Inc.	5,338	38,762
Usen-Next Holdings Co. Ltd.	4,021	54,961
Ushio, Inc.	11,665	121,314
USS Co. Ltd.	17,803	274,006
UT Group Co. Ltd.	2,834	46,001
V Technology Co. Ltd.	1,336	23,655
Valor Holdings Co. Ltd.	4,076	50,152
ValueCommerce Co. Ltd.	1,542	23,652
Vision, Inc.*	7,844	74,402
Wacoal Holdings Corp.(x)	3,211	47,665
Wacom Co. Ltd.	10,900	52,932
Weathernews, Inc.	1,408	72,397
Welcia Holdings Co. Ltd.	9,748	204,820
West Japan Railway Co.	20,548	787,503
Wowow, Inc.	3,199	29,423
W-Scope Corp.(x)*	5,364	49,136
Xebio Holdings Co. Ltd.	5,148	34,335
Yakult Honsha Co. Ltd.	12,604	732,919
Yamada Holdings Co. Ltd.	65,127	213,769
Yamaguchi Financial Group, Inc.(x)	23,000	122,156
Yamaha Corp.(x)	10,763	383,308
Yamaha Motor Co. Ltd.	23,424	438,941
YA-MAN Ltd.(x)	5,286	42,714
Yamato Holdings Co. Ltd.	23,993	359,171
Yamato Kogyo Co. Ltd.	4,045	122,938
Yamazaki Baking Co. Ltd.	13,933	160,139
Yamazen Corp.	9,283	58,452
Yaoko Co. Ltd.(x)	2,104	95,435
Yaskawa Electric Corp.	17,826	514,568
Yellow Hat Ltd.	3,916	48,524
Yodogawa Steel Works Ltd.(x)	4,760	78,198
Yokogawa Bridge Holdings Corp.	4,453	58,633
Yokogawa Electric Corp.	18,255	287,674
Yokohama Rubber Co. Ltd. (The)	9,294	142,917
Yoshinoya Holdings Co. Ltd.	6,683	108,467
Z Holdings Corp.	255,834	664,781
Zenkoku Hosho Co. Ltd.	5,062	167,530

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Zenrin Co. Ltd.(x)	13,250	$81,668
Zensho Holdings Co. Ltd.(x)	9,793	242,829
Zeon Corp.(x)	14,213	125,831
Zojirushi Corp.	6,115	65,982
ZOZO, Inc.	11,482	228,984
Zuken, Inc.	3,038	73,498

		304,092,036

Mexico (0.0%)†
Fresnillo plc	28,708	245,304

Netherlands (6.4%)
Adyen NV(m)*	5,505	6,848,485
ASML Holding NV	78,294	32,475,667
ING Groep NV	725,633	6,221,804
Koninklijke Ahold Delhaize NV	191,312	4,871,558
Shell plc	1,146,552	28,526,554

		78,944,068

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)(x)*	77,279	267,406
Auckland International Airport Ltd.*	22,908	92,575
Chorus Ltd.	46,575	195,585
Fisher & Paykel Healthcare Corp. Ltd.	13,991	144,484
Fletcher Building Ltd.(x)	25,449	69,145
Spark New Zealand Ltd.	23,790	67,306
Xero Ltd.*	14,498	666,289

		1,502,790

Nigeria (0.0%)†
Airtel Africa plc(m)	170,064	245,452

Russia (0.0%)
Evraz plc(r)	91,874	—

South Africa (0.5%)
Anglo American plc	189,059	5,711,166

Spain (2.2%)
Banco Bilbao Vizcaya Argentaria SA	1,163,994	5,228,149
Banco Santander SA	3,234,880	7,518,666
Iberdrola SA	1,118,953	10,402,209
Industria de Diseno Textil SA	214,073	4,421,763

		27,570,787

United Arab Emirates (0.0%)
NMC Health plc(r)*	14,124	—

United Kingdom (20.5%)
3i Group plc	149,205	1,791,529
Admiral Group plc	44,642	947,419
Ashtead Group plc	69,139	3,086,771
Associated British Foods plc	54,453	759,163
AstraZeneca plc	231,462	25,453,891
Auto Trader Group plc(m)	144,438	818,929
AVEVA Group plc	18,626	648,869
Aviva plc	437,814	1,880,498
B&M European Value Retail SA	145,994	495,747
BAE Systems plc	494,181	4,341,790
Barclays plc	2,528,837	4,031,765
Barratt Developments plc	159,286	603,374
Berkeley Group Holdings plc	16,045	588,140
BP plc	2,907,300	13,825,241
British American Tobacco plc	351,014	12,552,051
British Land Co. plc (The) (REIT)	145,134	560,048
BT Group plc	1,088,709	1,472,005
Bunzl plc	52,817	1,607,334
Burberry Group plc	61,614	1,228,652
Centrica plc*	925,115	728,200
Compass Group plc	279,193	5,580,848
ConvaTec Group plc(m)	252,811	572,987
Croda International plc	21,093	1,506,762
DCC plc	15,466	804,611
Dechra Pharmaceuticals plc	17,333	502,304
Diageo plc	353,413	14,813,571
DS Smith plc	199,007	565,068
Entain plc	91,687	1,101,042
Experian plc	144,043	4,222,940
Frasers Group plc*	26,986	201,424
Haleon plc*	782,553	2,421,291
Halma plc	59,339	1,336,132
Harbour Energy plc	116,221	578,862
Hargreaves Lansdown plc	59,413	570,266
HomeServe plc	43,404	573,533
HSBC Holdings plc	3,153,877	16,343,100
Imperial Brands plc	148,226	3,058,759
Informa plc	225,509	1,299,176
InterContinental Hotels Group plc	28,803	1,381,841
Intermediate Capital Group plc	43,694	475,676
International Consolidated Airlines Group SA(x)*	579,594	604,039
Intertek Group plc	25,274	1,039,787
J Sainsbury plc	267,886	517,403
JD Sports Fashion plc	383,518	418,882
Kingfisher plc	310,208	753,556
Land Securities Group plc (REIT)	111,705	642,471
Legal & General Group plc	928,788	2,222,599
Linde plc(x)	95,737	26,180,898
Lloyds Banking Group plc	10,708,914	4,892,530
London Stock Exchange Group plc	57,346	4,835,615
M&G plc	396,267	729,532
Melrose Industries plc	625,018	697,850
National Grid plc	570,879	5,891,380
NatWest Group plc	796,158	1,986,925
Next plc	19,381	1,029,727
Ocado Group plc*	90,596	470,436
Pearson plc	115,001	1,102,143
Persimmon plc	49,778	685,291
Phoenix Group Holdings plc	114,978	669,418
Reckitt Benckiser Group plc	112,056	7,405,939
RELX plc	290,461	7,090,917
Rentokil Initial plc	292,154	1,542,689
Rightmove plc	130,665	693,069
Rolls-Royce Holdings plc*	1,311,575	1,007,941
RS Group plc	73,785	787,385
Sage Group plc (The)	159,543	1,227,482
Schroders plc	103,245	446,997
Segro plc (REIT)	188,103	1,576,163
Severn Trent plc	39,232	1,025,578
Smith & Nephew plc	136,663	1,576,660
Smiths Group plc	56,701	950,283
Spirax-Sarco Engineering plc	11,520	1,323,306
SSE plc	167,294	2,836,478
St James’s Place plc	83,798	955,888
Standard Chartered plc	382,595	2,406,460
Taylor Wimpey plc	549,112	535,471
Tesco plc	1,158,794	2,653,313
Unilever plc	397,615	17,495,002
UNITE Group plc (The) (REIT)	50,149	475,545
United Utilities Group plc	106,866	1,058,250
Virgin Money UK plc (CHDI)(x)	130,449	174,886
Vodafone Group plc	3,931,826	4,428,329
Whitbread plc	31,610	807,178
WPP plc	167,156	1,383,292

		252,566,592

United States (2.4%)
Amcor plc (CHDI)	68,103	723,204
Block, Inc. (CRDI)*	3,899	201,915
GSK plc	626,043	9,131,457
James Hardie Industries plc (CHDI)	46,289	901,521

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
News Corp. (CHDI), Class B	5,044	$75,285
NortonLifeLock, Inc.	2,649	53,351
Reliance Worldwide Corp. Ltd.	82,105	175,546
ResMed, Inc. (CHDI)	40,618	872,854
Schneider Electric SE	110,002	12,341,224
Sims Ltd.(x)	16,743	141,336
Stellantis NV	436,917	5,159,438

		29,777,131

Total Common Stocks (97.9%) (Cost $1,226,276,443)		1,203,761,679

CLOSED END FUNDS:
United Kingdom (0.2%)
F&C Investment Trust plc	81,327	806,142
Scottish Mortgage Investment Trust plc	226,206	1,947,127

		2,753,269

United States (0.1%)
Pershing Square Holdings Ltd	24,893	748,347

Total Closed End Funds (0.3%) (Cost $2,687,000)		3,501,616

	Number of Warrants	Value (Note 1)
WARRANTS:
Australia (0.0%)
PointsBet Holdings Ltd., expiring 7/8/24(x)* (Cost $—)	1,293	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.7%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	8,000,000	8,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.9%)
Banco Santander S.A., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $10,002,475, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/4/22-11/15/28; total market value $10,202,525.(xx)	$10,000,000	10,000,000
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $10,002,483, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $10,200,003.(xx)	10,000,000	10,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $24,436,578, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $24,919,142.(xx)	24,430,532	24,430,532
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $1,000,622, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $1,096,050.(xx)	1,000,000	1,000,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $2,900,742, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $3,222,086.(xx)	2,900,000	2,900,000

Total Repurchase Agreements		48,330,532

Total Short-Term Investments (4.6%) (Cost $56,330,532)		56,330,532

Total Investments in Securities (102.8%) (Cost $1,285,293,975)		1,263,593,827
Other Assets Less Liabilities (-2.8%)		(34,035,183)

Net Assets (100%)		$1,229,558,644

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $8,812,642 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $84,798,748. This was collateralized by $32,934,269 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 10/6/22 – 5/15/52 and by cash of $56,330,532 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

AUD — Australian Dollar

CRDI — CREST Depository Interest

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Sector Weightings as of September 30, 2022	Market Value	% of Net Assets
Financials	$189,492,889	15.4%
Consumer Discretionary	174,509,888	14.2
Industrials	167,514,161	13.6
Consumer Staples	133,523,006	10.9
Materials	131,938,512	10.7
Information Technology	111,375,100	9.1
Health Care	104,321,367	8.5
Energy	82,464,860	6.7
Communication Services	54,320,727	4.4
Repurchase Agreements	48,330,532	3.9
Utilities	33,548,562	2.7
Real Estate	20,752,607	1.7
Investment Company	8,000,000	0.7
Closed End Funds	3,501,616	0.3
Cash and Other	(34,035,183)	(2.8)

		100.0%

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	192	12/2022	EUR	6,237,822	(542,955)
FTSE 100 Index	47	12/2022	GBP	3,628,581	(169,846)
SPI 200 Index	13	12/2022	AUD	1,344,192	(58,945)
TOPIX Index	26	12/2022	JPY	3,298,280	(129,425)

					(901,171)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)(b)		Total
Assets:
Closed End Funds	$—	$3,501,616		$—		$3,501,616
Common Stocks
Australia	—	142,258,309		277,322		142,535,631
Austria	—	1,172,304		—		1,172,304
Belgium	—	7,771,390		—		7,771,390
Burkina Faso	—	521,087		—		521,087
Chile	—	670,581		—		670,581
China	—	8,665,241		—		8,665,241
Finland	—	10,593,956		—		10,593,956
France	—	174,281,380		—		174,281,380
Germany	—	118,455,031		—		118,455,031
Hong Kong	—	4,230,354		—		4,230,354
Indonesia	—	89,502		—		89,502
Ireland	—	16,508,461		—		16,508,461
Italy	—	17,611,435		—		17,611,435
Japan	—	303,646,752		445,284		304,092,036
Mexico	—	245,304		—		245,304
Netherlands	—	78,944,068		—		78,944,068
New Zealand	—	1,502,790		—		1,502,790
Nigeria	—	245,452		—		245,452
Russia	—	—		—	(c)	—	(c)
South Africa	—	5,711,166		—		5,711,166
Spain	—	27,570,787		—		27,570,787
United Arab Emirates	—	—		—	(c)	—	(c)
United Kingdom	—	252,566,592		—		252,566,592
United States	53,351	29,723,780		—		29,777,131
Short-Term Investments
Investment Company	8,000,000	—		—		8,000,000
Repurchase Agreements	—	48,330,532		—		48,330,532
Warrants
Australia	—	—	(c)	—		—	(c)

Total Assets	$8,053,351	$1,254,817,870		$722,606		$1,263,593,827

Liabilities:
Futures	$(901,171)	$—		$—		$(901,171)

Total Liabilities	$(901,171)	$—		$—		$(901,171)

Total	$7,152,180	$1,254,817,870		$722,606		$1,262,692,656

(a)	Securities with market value of $445,284 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to unobservable market inputs.

(c)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$248,300,399
Aggregate gross unrealized depreciation	(297,983,894)

Net unrealized depreciation	$(49,683,495)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,312,376,151

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.6%)
Abacus Property Group (REIT)	18,498	$29,270
Adbri Ltd.(x)	16,506	19,272
AGL Energy Ltd.	10,320	44,893
Allkem Ltd.*	21,604	192,070
ALS Ltd.	8,786	56,565
Altium Ltd.	5,568	120,641
Alumina Ltd.	108,299	86,781
AMP Ltd.*	136,369	94,704
Ampol Ltd.	10,309	190,344
Ansell Ltd.	5,830	93,247
APA Group	54,107	330,378
ARB Corp. Ltd.	3,357	59,716
Aristocrat Leisure Ltd.	26,304	548,950
ASX Ltd.	7,978	366,847
Atlas Arteria Ltd.	72,631	287,208
Aurizon Holdings Ltd.	71,230	156,502
Australia & New Zealand Banking Group Ltd.	118,385	1,718,922
Bank of Queensland Ltd.	21,396	88,739
Bapcor Ltd.	12,735	49,837
Beach Energy Ltd.	52,506	50,212
Bega Cheese Ltd.	10,108	22,270
Bendigo & Adelaide Bank Ltd.	22,932	114,508
BHP Group Ltd. (ASE Stock Exchange)	63,963	1,592,992
BHP Group Ltd. (London Stock Exchange)	135,709	3,408,345
Blackmores Ltd.	597	23,883
BlueScope Steel Ltd.	19,096	184,742
Boral Ltd.(x)	21,116	35,755
BrainChip Holdings Ltd.(x)*	48,090	26,878
Brambles Ltd.	194,753	1,413,057
Breville Group Ltd.	5,221	59,994
Brickworks Ltd.	3,128	42,720
BWP Trust (REIT)	12,168	28,799
carsales.com Ltd.	18,513	220,305
Chalice Mining Ltd.(x)*	5,258	12,964
Challenger Ltd.	24,631	92,381
Champion Iron Ltd.(x)	6,793	21,051
Charter Hall Group (REIT)	20,235	146,481
Charter Hall Long Wale REIT (REIT)	29,555	75,039
Charter Hall Retail REIT (REIT)	19,075	44,843
Cleanaway Waste Management Ltd.	115,605	200,708
Cochlear Ltd.	2,831	349,820
Coles Group Ltd.	59,140	622,193
Collins Foods Ltd.(x)	5,548	30,722
Commonwealth Bank of Australia	67,031	3,895,658
Computershare Ltd.	24,812	393,499
Core Lithium Ltd.(r)(x)*	56,869	40,050
Corporate Travel Management Ltd.(x)	4,838	51,367
Costa Group Holdings Ltd.	14,083	20,030
Credit Corp. Group Ltd.	2,888	31,924
Cromwell Property Group (REIT)	78,193	33,544
CSL Ltd.	18,806	3,409,958
CSR Ltd.	28,276	80,231
De Grey Mining Ltd.(x)*	40,194	26,380
Deterra Royalties Ltd.	22,492	57,637
Dexus (REIT)	36,010	178,606
Domain Holdings Australia Ltd.	15,333	31,677
Domino’s Pizza Enterprises Ltd.	2,970	97,235
Downer EDI Ltd.	25,221	73,151
Eagers Automotive Ltd.	9,018	62,869
Elders Ltd.	5,260	39,903
Endeavour Group Ltd.	53,755	240,928
Evolution Mining Ltd.(x)	91,228	120,301
Flight Centre Travel Group Ltd.*	7,568	68,094
Fortescue Metals Group Ltd.	66,716	715,022
Glencore plc	1,716,042	9,061,624
Gold Road Resources Ltd.	41,019	33,823
Goodman Group (REIT)	72,725	726,627
GPT Group (The) (REIT)	54,003	131,081
GUD Holdings Ltd.	5,659	26,901
Harvey Norman Holdings Ltd.	29,571	75,912
Healius Ltd.	32,938	70,332
IDP Education Ltd.(x)	5,944	99,459
IGO Ltd.	27,681	241,290
Iluka Resources Ltd.	18,566	107,017
Imugene Ltd.(x)*	177,186	20,013
Incitec Pivot Ltd.	80,263	180,742
Inghams Group Ltd.	24,674	37,371
Insignia Financial Ltd.	24,263	45,538
Insurance Australia Group Ltd.	96,002	282,679
InvoCare Ltd.(x)	6,750	43,363
IPH Ltd.	8,971	54,011
IRESS Ltd.	7,655	43,249
JB Hi-Fi Ltd.	5,712	137,682
Lake Resources NL(x)*	49,799	27,772
Lendlease Corp. Ltd.	34,175	193,279
Link Administration Holdings Ltd.	24,953	45,443
Liontown Resources Ltd.(x)*	71,396	68,337
Lottery Corp. Ltd. (The)*	101,773	270,375
Lovisa Holdings Ltd.(x)	1,675	22,575
Lynas Rare Earths Ltd.*	32,454	156,192
Macquarie Group Ltd.	14,166	1,374,739
Magellan Financial Group Ltd.(x)	4,295	30,684
Medibank Pvt Ltd.	120,270	267,286
Megaport Ltd.*	4,690	22,744
Metcash Ltd.	45,279	112,227
Mineral Resources Ltd.	6,913	289,379
Mirvac Group (REIT)	125,875	155,466
Nanosonics Ltd.*	15,681	34,293
National Australia Bank Ltd.	125,274	2,297,048
National Storage REIT (REIT)	44,761	64,096
New Hope Corp. Ltd.(x)	9,343	37,526
Newcrest Mining Ltd.	41,271	449,032
NEXTDC Ltd.*	23,055	128,391
nib holdings Ltd.	17,468	82,680
Nine Entertainment Co. Holdings Ltd.	98,743	116,484
Northern Star Resources Ltd.	59,400	299,464
Nufarm Ltd.	16,854	53,427
Orica Ltd.	250,908	2,106,579
Origin Energy Ltd.	67,013	219,575
Orora Ltd.	29,395	56,100
OZ Minerals Ltd.	13,173	216,238
Paladin Energy Ltd.(x)*	106,878	51,861
Pendal Group Ltd.	11,799	33,752
Perpetual Ltd.(x)	2,833	42,822
Pilbara Minerals Ltd.*	99,337	290,959
Premier Investments Ltd.	5,965	85,011
Pro Medicus Ltd.(x)	2,640	83,840
Qantas Airways Ltd.*	74,370	239,399
QBE Insurance Group Ltd.	55,985	413,570
Qube Holdings Ltd.	80,825	127,582
Ramsay Health Care Ltd.	7,806	286,291
REA Group Ltd.(x)	2,298	166,708
Reece Ltd.	4,229	37,406
Regis Resources Ltd.*	33,584	33,671
Rio Tinto Ltd.	16,633	989,877
Rio Tinto plc	64,065	3,469,986
Sandfire Resources Ltd.	7,783	18,472
Santos Ltd.	133,799	606,012
Sayona Mining Ltd.*	243,467	35,726

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Scentre Group (REIT)	184,772	$297,419
SEEK Ltd.	16,587	200,699
Seven Group Holdings Ltd.	6,490	69,749
Shopping Centres Australasia Property Group (REIT)	46,044	69,161
Silver Lake Resources Ltd.(x)*	41,904	31,841
Sonic Healthcare Ltd.	20,445	397,823
South32 Ltd.	195,168	451,109
St Barbara Ltd.*	48,183	22,930
Star Entertainment Group Ltd. (The)*	38,212	62,629
Steadfast Group Ltd.	52,572	154,916
Stockland (REIT)	97,057	202,104
Suncorp Group Ltd.	52,504	335,035
Super Retail Group Ltd.	5,904	33,250
Tabcorp Holdings Ltd.	82,114	49,168
Technology One Ltd.	11,605	77,767
Telix Pharmaceuticals Ltd.(x)*	10,024	29,959
Telstra Corp. Ltd.	501,115	1,228,207
TPG Telecom Ltd.(x)	22,358	68,943
Transurban Group	126,941	995,656
Treasury Wine Estates Ltd.	29,580	238,166
United Malt Group Ltd.	10,251	20,441
Vicinity Centres (REIT)	144,013	160,803
Viva Energy Group Ltd.(m)	26,781	44,483
Washington H Soul Pattinson & Co. Ltd.	5,554	94,519
Waypoint REIT Ltd. (REIT)	35,784	54,440
Webjet Ltd.(x)*	12,238	36,995
Wesfarmers Ltd.	44,540	1,210,505
Westpac Banking Corp.	137,577	1,806,560
Whitehaven Coal Ltd.	38,105	219,115
WiseTech Global Ltd.	7,172	235,569
Woodside Energy Group Ltd. (ASE Stock Exchange)	50,304	1,023,370
Woodside Energy Group Ltd. (London Stock Exchange)	24,523	503,394
Woolworths Group Ltd.	47,609	1,030,106
Worley Ltd.(x)	17,400	141,465

		62,250,998

Austria (0.1%)
Mondi plc	31,165	481,393

Belgium (0.9%)
Anheuser-Busch InBev SA/NV	159,307	7,206,729

Burkina Faso (0.0%)†
Endeavour Mining plc	10,918	198,210

Canada (0.5%)
Open Text Corp.	118,052	3,120,193
Restaurant Brands International, Inc.	24,202	1,287,062

		4,407,255

Chile (0.0%)†
Antofagasta plc	21,789	268,773

China (2.2%)
Alibaba Group Holding Ltd.*	483,500	4,849,937
Prosus NV*	188,746	9,836,293
Trip.com Group Ltd.*	26,600	726,634
Vipshop Holdings Ltd. (ADR)*	284,019	2,388,600

		17,801,464

Denmark (0.3%)
DSV A/S	21,100	2,445,619

Finland (0.7%)
Nokia OYJ	415,027	1,772,224
Nordea Bank Abp	284,751	2,436,284
UPM-Kymmene OYJ	57,200	1,817,666

		6,026,174

France (13.5%)
Accor SA*	216,997	4,530,613
Air Liquide SA	42,255	4,811,441
Airbus SE	47,693	4,120,306
AXA SA	165,940	3,633,215
BNP Paribas SA	274,950	11,607,659
Capgemini SE	17,700	2,828,647
Danone SA	111,381	5,247,925
Edenred	49,100	2,256,792
EssilorLuxottica SA	24,465	3,314,899
Hermes International	2,895	3,402,659
Kering SA	13,025	5,759,898
L’Oreal SA	19,858	6,323,142
LVMH Moet Hennessy Louis Vuitton SE	21,473	12,622,581
Pernod Ricard SA	16,571	3,028,897
Publicis Groupe SA	92,905	4,396,062
Safran SA	31,017	2,820,208
Sanofi	93,418	7,129,687
TotalEnergies SE	212,350	9,995,296
Valeo	210,310	3,161,037
Vinci SA	47,272	3,797,144
Worldline SA(m)*	147,600	5,771,921

		110,560,029

Germany (13.5%)
adidas AG	51,440	5,969,642
Allianz SE (Registered)	72,097	11,409,398
BASF SE	74,359	2,881,693
Bayer AG (Registered)	201,851	9,315,004
Bayerische Motoren Werke AG	118,543	8,104,681
Continental AG	114,355	5,137,799
Daimler Truck Holding AG*	191,900	4,391,806
Deutsche Boerse AG	15,685	2,582,331
Deutsche Post AG (Registered)	79,366	2,414,979
Deutsche Telekom AG (Registered)	280,280	4,804,581
Fresenius Medical Care AG & Co. KGaA	78,000	2,216,992
Fresenius SE & Co. KGaA	221,600	4,746,506
Henkel AG & Co. KGaA	64,400	3,675,857
Infineon Technologies AG	106,904	2,369,050
Mercedes-Benz Group AG	196,983	10,073,246
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	11,085	2,681,318
SAP SE	148,088	12,207,605
Siemens AG (Registered)	106,209	10,511,874
thyssenkrupp AG*	556,700	2,378,636
Volkswagen AG (Preference)(q)	16,026	1,979,513
Vonovia SE	59,664	1,298,511

		111,151,022

Hong Kong (0.7%)
Prudential plc	559,215	5,494,331

India (0.2%)
Axis Bank Ltd.	172,100	1,534,930

Indonesia (0.0%)†
Nickel Industries Ltd.	38,546	19,200

Ireland (1.3%)
CRH plc (Irish Stock Exchange)	101,545	3,274,466
CRH plc (London Stock Exchange)	7,217	231,097
Flutter Entertainment plc (Dublin Stock Exchange)*	14,490	1,582,953
Flutter Entertainment plc (London Stock Exchange)*	10,788	1,182,303
Ryanair Holdings plc (ADR)*	70,800	4,136,136
Smurfit Kappa Group plc	16,907	478,286

		10,885,241

Italy (1.9%)
Coca-Cola HBC AG	12,709	267,457

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Enel SpA	637,266	$2,611,531
Eni SpA	206,009	2,188,578
Intesa Sanpaolo SpA (Gettex Stock Exchange)	56,000	97,509
Intesa Sanpaolo SpA (SIGMA X MTF Stock Exchange)	6,245,250	10,279,168

		15,444,243

Japan (15.7%)
&Do Holdings Co. Ltd.	3,300	19,637
77 Bank Ltd. (The)(x)	200	2,465
A&A Material Corp.	200	1,179
A&D HOLON Holdings Co. Ltd.	1,200	6,782
ABC-Mart, Inc.	800	34,480
Achilles Corp.	1,000	8,999
Acom Co. Ltd.(x)	14,000	30,127
Adastria Co. Ltd.	760	11,271
ADEKA Corp.	3,100	46,410
Advan Group Co. Ltd.	1,400	7,895
Advanex, Inc.	200	1,542
Advantest Corp.(x)	5,900	274,194
Aeon Co. Ltd.	26,399	493,820
Aeon Delight Co. Ltd.	1,400	27,473
Aeon Fantasy Co. Ltd.	400	9,593
AEON Financial Service Co. Ltd.	4,900	48,577
Aeon Hokkaido Corp.	900	7,038
Aeon Mall Co. Ltd.	3,160	34,979
AGC, Inc.	7,000	217,574
Agora Hospitality Group Co. Ltd.*	5,000	757
Ai Holdings Corp.	2,100	30,002
Aica Kogyo Co. Ltd.(x)	2,100	45,510
Aichi Bank Ltd. (The)	400	16,621
Aichi Corp.	2,100	11,393
Aichi Steel Corp.	600	8,564
Aichi Tokei Denki Co. Ltd.	300	2,869
Aida Engineering Ltd.	3,300	18,709
Aiful Corp.	6,800	17,729
Aigan Co. Ltd.*	900	1,089
Ain Holdings, Inc.	1,000	43,220
Aiphone Co. Ltd.	800	10,480
Air Water, Inc.	6,000	70,955
Airport Facilities Co. Ltd.	1,200	4,316
Airtech Japan Ltd.	300	2,208
Airtrip Corp.(x)	1,200	23,672
Aisan Industry Co. Ltd.	1,500	7,092
Aisin Corp.	5,348	137,367
Ajinomoto Co., Inc.	15,800	430,455
Akebono Brake Industry Co. Ltd.*	5,700	6,274
Akita Bank Ltd. (The)	800	8,871
Alconix Corp.	800	7,286
Alfresa Holdings Corp.(x)	8,000	93,151
Alleanza Holdings Co. Ltd.	111	755
Alpen Co. Ltd.	700	9,927
Alpha Corp.	300	1,872
Alpha Systems, Inc.	360	10,121
Alps Alpine Co. Ltd.	6,032	43,710
Altech Co. Ltd.	500	1,131
Altech Corp.	1,100	13,969
Amada Co. Ltd.	8,500	57,744
Amano Corp.(x)	1,800	30,283
Amuse, Inc.	600	7,034
ANA Holdings, Inc.(x)*	16,300	306,593
Anest Iwata Corp.	2,000	11,835
Anritsu Corp.(x)	5,000	54,644
AOKI Holdings, Inc.	2,200	10,766
Aoyama Trading Co. Ltd.	1,600	10,102
Aozora Bank Ltd.(x)	3,800	67,854
Arakawa Chemical Industries Ltd.	1,000	6,790
Araya Industrial Co. Ltd.	200	2,293
Arclands Corp.	1,400	13,974
Arcs Co. Ltd.	1,500	21,367
Argo Graphics, Inc.	800	20,017
Ariake Japan Co. Ltd.(x)	800	27,574
Arisawa Manufacturing Co. Ltd.	2,000	16,912
Aruhi Corp.(x)	2,100	19,965
As One Corp.	800	32,909
Asahi Co. Ltd.	500	4,516
Asahi Diamond Industrial Co. Ltd.	4,000	19,817
Asahi Group Holdings Ltd.	15,900	493,239
Asahi Holdings, Inc.	2,300	32,313
Asahi Intecc Co. Ltd.	8,000	126,578
Asahi Kasei Corp.	46,200	305,550
Asahi Kogyosha Co. Ltd.	400	4,891
Asahi Net, Inc.	1,000	4,054
ASAHI YUKIZAI Corp.	800	12,173
Asanuma Corp.	800	14,804
Ashimori Industry Co. Ltd.	300	2,146
Asics Corp.	5,500	87,640
ASKA Pharmaceutical Holdings Co. Ltd.	1,000	7,636
ASKUL Corp.	1,800	18,580
Astellas Pharma, Inc.	63,500	839,366
Astena Holdings Co. Ltd.	1,000	2,951
Atsugi Co. Ltd.*	1,100	2,815
Autobacs Seven Co. Ltd.	100	965
Avantia Co. Ltd.(x)	1,000	5,480
Avex, Inc.	2,300	24,527
Awa Bank Ltd. (The)(x)	2,000	26,136
Axell Corp.	400	3,201
Axial Retailing, Inc.(x)	700	15,678
Azbil Corp.(x)	4,600	120,063
AZ-COM MARUWA Holdings, Inc.(x)	2,000	20,094
Azuma Shipping Co. Ltd.	600	1,103
Bandai Namco Holdings, Inc.	7,300	476,786
Bando Chemical Industries Ltd.	2,000	14,201
Bank of Iwate Ltd. (The)	800	9,916
Bank of Kyoto Ltd. (The)	2,400	87,854
Bank of Nagoya Ltd. (The)	1,099	22,807
Bank of Saga Ltd. (The)	700	7,326
Bank of the Ryukyus Ltd.	2,500	13,225
BayCurrent Consulting, Inc.	500	128,438
Belc Co. Ltd.(x)	600	22,272
Belluna Co. Ltd.	3,000	14,420
Benefit One, Inc.	1,700	23,533
Benesse Holdings, Inc.(x)	2,400	35,551
Bic Camera, Inc.	3,000	25,550
BIPROGY, Inc.	2,100	45,382
BML, Inc.	1,400	31,582
Bookoff Group Holdings Ltd.	700	5,407
BP Castrol KK	500	3,713
Bridgestone Corp.	20,700	669,160
Brother Industries Ltd.	8,200	141,385
Bunka Shutter Co. Ltd.	3,000	21,251
CAC Holdings Corp.	700	6,846
Calbee, Inc.(x)	2,900	61,994
Can Do Co. Ltd.	1,000	15,189
Canare Electric Co. Ltd.	100	973
Canon Electronics, Inc.	1,100	11,972
Canon Marketing Japan, Inc.	2,300	50,926
Canon, Inc.	35,200	767,698
Capcom Co. Ltd.(x)	7,500	187,516
Carlit Holdings Co. Ltd.	1,000	4,542
Casio Computer Co. Ltd.	5,700	50,107
Cawachi Ltd.	800	11,735

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Central Glass Co. Ltd.(x)	1,100	$25,163
Central Japan Railway Co.	5,600	656,041
Central Security Patrols Co. Ltd.	500	8,195
Central Sports Co. Ltd.	400	6,767
Change, Inc.(x)	3,200	42,682
Chiba Bank Ltd. (The)(x)	25,000	134,614
Chiba Kogyo Bank Ltd. (The)	2,300	4,485
Chilled & Frozen Logistics Holdings Co. Ltd.	400	3,059
Chino Corp.	400	4,499
Chiyoda Co. Ltd.	1,600	8,687
Chiyoda Integre Co. Ltd.	400	5,926
Chofu Seisakusho Co. Ltd.	1,200	16,938
Chori Co. Ltd.	800	10,622
Chubu Electric Power Co., Inc.(x)	18,800	169,039
Chubu Shiryo Co. Ltd.	1,200	8,647
Chudenko Corp.	700	10,124
Chuetsu Pulp & Paper Co. Ltd.	400	2,534
Chugai Pharmaceutical Co. Ltd.	23,200	579,282
Chugai Ro Co. Ltd.	400	4,247
Chugoku Bank Ltd. (The)(r)(x)	4,800	29,816
Chugoku Electric Power Co., Inc. (The)(x)	8,100	40,860
Chugoku Marine Paints Ltd.	3,000	18,452
Chukyo Bank Ltd. (The)(r)	500	5,908
Chuo Spring Co. Ltd.	400	1,844
CI Takiron Corp.	3,000	10,834
Citizen Watch Co. Ltd.(x)	2,700	11,291
CKD Corp.	1,400	16,662
Cleanup Corp.	1,200	4,674
CMIC Holdings Co. Ltd.	400	4,203
CMK Corp.	2,400	7,134
Coca-Cola Bottlers Japan Holdings, Inc.	4,873	47,355
COLOPL, Inc.	1,700	7,999
Colowide Co. Ltd.(x)	2,100	26,949
Computer Engineering & Consulting Ltd.	1,600	16,299
Computer Institute of Japan Ltd.	1,440	7,739
COMSYS Holdings Corp.	3,814	64,590
Concordia Financial Group Ltd.(x)	42,446	131,230
CONEXIO Corp.	1,000	8,215
Core Corp.	400	3,790
Corona Corp.	500	2,870
Cosel Co. Ltd.	1,800	10,212
Cosmo Energy Holdings Co. Ltd.(x)	1,500	38,479
Cosmos Pharmaceutical Corp.	600	59,202
Create Medic Co. Ltd.	300	1,842
Create Restaurants Holdings, Inc.	3,900	26,330
Credit Saison Co. Ltd.	4,700	55,158
Cresco Ltd.	600	6,759
CTI Engineering Co. Ltd.	700	13,741
CyberAgent, Inc.(x)	18,400	153,258
Cybernet Systems Co. Ltd.	1,000	6,254
Cybozu, Inc.	2,000	20,378
Dai Nippon Printing Co. Ltd.	9,100	181,589
Dai Nippon Toryo Co. Ltd.	1,400	6,924
Daicel Corp.	8,200	48,456
Dai-Dan Co. Ltd.	500	7,407
Daido Kogyo Co. Ltd.	400	1,934
Daido Metal Co. Ltd.	1,000	3,328
Daido Steel Co. Ltd.(x)	1,200	29,233
Daidoh Ltd.*	1,600	1,537
Daifuku Co. Ltd.(x)	4,100	192,659
Daihen Corp.	1,200	30,591
Daiho Corp.	800	22,992
Daiichi Jitsugyo Co. Ltd.	400	10,634
Dai-ichi Life Holdings, Inc.	38,500	611,979
Daiichi Sankyo Co. Ltd.	57,400	1,596,689
Daiichikosho Co. Ltd.	900	25,357
Daiken Corp.	1,000	12,621
Daiken Medical Co. Ltd.	400	1,286
Daiki Aluminium Industry Co. Ltd.(x)	2,000	16,337
Daikin Industries Ltd.	9,100	1,406,133
Daikoku Denki Co. Ltd.	500	4,497
Dainichi Co. Ltd.	600	2,583
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	9,382
Daio Paper Corp.	2,800	22,477
Daiohs Corp.	200	2,070
Daiseki Co. Ltd.(x)	2,279	69,531
Daishi Hokuetsu Financial Group, Inc.	1,050	19,479
Daisue Construction Co. Ltd.	400	3,930
Daisyo Corp.*	600	4,660
Daito Bank Ltd. (The)	700	2,933
Daito Trust Construction Co. Ltd.(x)	2,600	244,135
Daitobo Co. Ltd.*	1,000	581
Daitron Co. Ltd.	500	6,925
Daiwa House Industry Co. Ltd.(x)	21,100	429,999
Daiwa Industries Ltd.	1,000	7,858
Daiwa Securities Group, Inc.(x)	51,000	199,836
Daiwabo Holdings Co. Ltd.(x)	3,050	39,337
Danto Holdings Corp.*	1,000	2,082
DCM Holdings Co. Ltd.	5,800	47,205
DeNA Co. Ltd.	4,000	50,615
Denka Co. Ltd.(x)	2,600	57,146
Denso Corp.(x)	16,100	734,867
Dentsu Group, Inc.	6,700	190,749
Denyo Co. Ltd.	1,100	10,400
Descente Ltd.	1,700	38,651
Dexerials Corp.	1,500	33,790
DIC Corp.	2,699	44,967
Digital Arts, Inc.	400	17,199
Digital Garage, Inc.	1,700	40,260
Dijet Industrial Co. Ltd.	100	554
dip Corp.	1,200	30,546
Disco Corp.(x)	1,200	261,499
DKK Co. Ltd.	600	8,983
DKS Co. Ltd.	400	5,297
DMG Mori Co. Ltd.	3,900	44,113
Doshisha Co. Ltd.	1,000	9,971
Doutor Nichires Holdings Co. Ltd.	2,100	25,221
Dowa Holdings Co. Ltd.	1,800	64,324
DTS Corp.	2,200	52,322
Duskin Co. Ltd.	100	1,964
DyDo Group Holdings, Inc.	500	16,573
Dynic Corp.	400	1,629
Eagle Industry Co. Ltd.	1,000	7,503
Earth Corp.	100	3,572
East Japan Railway Co.	11,800	605,784
Ebara Corp.	3,400	110,220
Ebara Jitsugyo Co. Ltd.	600	8,991
Echo Trading Co. Ltd.	300	1,064
Econach Holdings Co. Ltd.*	1,500	913
Eco’s Co. Ltd.	400	4,983
EDION Corp.(x)	4,400	35,683
eGuarantee, Inc.	1,600	27,638
Ehime Bank Ltd. (The)	1,400	8,299
Eiken Chemical Co. Ltd.	2,000	24,842
Eisai Co. Ltd.	8,900	477,386
Eizo Corp.(x)	1,000	25,119
Elecom Co. Ltd.	1,400	13,993

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Electric Power Development Co. Ltd.	5,600	$79,068
Elematec Corp.	1,800	15,609
ENEOS Holdings, Inc.(x)	110,550	356,971
en-Japan, Inc.	1,100	16,800
Enplas Corp.	600	16,900
Enshu Ltd.	200	1,048
eRex Co. Ltd.	1,900	36,691
Eslead Corp.	500	5,827
ESPEC Corp.	1,200	14,215
euglena Co. Ltd.(x)*	3,600	21,330
Exedy Corp.(x)	1,500	17,045
EXEO Group, Inc.	3,058	44,193
Faith, Inc.	400	1,474
FALCO HOLDINGS Co. Ltd.	600	7,222
Fancl Corp.	4,500	89,538
FANUC Corp.	6,800	940,698
Fast Retailing Co. Ltd.	1,000	531,430
FCC Co. Ltd.(x)	1,800	16,454
Feed One Co. Ltd.	1,504	6,930
Felissimo Corp.	300	2,105
FIDEA Holdings Co. Ltd.	700	6,104
Financial Products Group Co. Ltd.	1,800	14,105
First Baking Co. Ltd.*	100	283
Food & Life Cos. Ltd.(x)	3,200	48,838
Foster Electric Co. Ltd.	1,100	5,648
FP Corp.	800	19,519
France Bed Holdings Co. Ltd.	1,600	9,994
F-Tech, Inc.	400	1,362
Fudo Tetra Corp.	980	9,985
Fuji Co. Ltd.(x)	1,300	16,938
Fuji Corp.	1,700	22,076
Fuji Corp. Ltd.	1,200	5,153
Fuji Electric Co. Ltd.	4,200	153,956
Fuji Kosan Co. Ltd.	400	3,164
Fuji Kyuko Co. Ltd.	1,500	44,440
Fuji Media Holdings, Inc.	7,700	56,592
Fuji Oil Co. Ltd.	3,300	6,636
Fuji Oil Holdings, Inc.(x)	1,600	26,627
Fuji Seal International, Inc.	2,400	25,417
Fuji Soft, Inc.(x)	1,600	90,157
Fujibo Holdings, Inc.	500	11,298
Fujicco Co. Ltd.	1,000	13,209
FUJIFILM Holdings Corp.	12,470	570,636
Fujikura Composites, Inc.	800	4,898
Fujikura Kasei Co. Ltd.	1,600	4,538
Fujikura Ltd.	8,400	50,139
Fujimi, Inc.	1,100	46,105
Fujimori Kogyo Co. Ltd.	900	19,857
Fujita Kanko, Inc.*	300	6,002
Fujitec Co. Ltd.(x)	3,000	60,637
Fujitsu General Ltd.(x)	2,000	41,641
Fujitsu Ltd.	8,500	916,661
Fujiya Co. Ltd.	700	11,820
FuKoKu Co. Ltd.	500	3,351
Fukuda Corp.	200	6,642
Fukui Bank Ltd. (The)	1,000	9,451
Fukui Computer Holdings, Inc.	400	9,374
Fukuoka Financial Group, Inc.	4,784	84,893
Fukushima Bank Ltd. (The)	1,500	2,148
Fukushima Galilei Co. Ltd.	600	14,742
Fukuyama Transporting Co. Ltd.	400	9,034
FULLCAST Holdings Co. Ltd.	1,000	17,495
Funai Soken Holdings, Inc.	2,340	39,771
Furukawa Co. Ltd.	2,100	17,627
Furukawa Electric Co. Ltd.	2,300	36,509
Fuso Pharmaceutical Industries Ltd.	400	5,441
Futaba Corp.	2,100	8,878
Futaba Industrial Co. Ltd.	3,500	7,851
Future Corp.	2,000	21,707
Fuyo General Lease Co. Ltd.(x)	600	32,760
G-7 Holdings, Inc.	1,200	11,762
Gakken Holdings Co. Ltd.(x)	2,000	13,350
Gakujo Co. Ltd.	400	3,942
Gecoss Corp.	800	4,348
Genki Sushi Co. Ltd.	300	6,308
Geo Holdings Corp.	2,000	24,386
GLOBERIDE, Inc.	1,000	14,740
Glory Ltd.(x)	200	2,939
GMO internet group, Inc.	3,400	59,049
GMO Payment Gateway, Inc.	1,500	101,359
Godo Steel Ltd.	700	8,164
Goldcrest Co. Ltd.	1,100	12,588
Goldwin, Inc.	1,200	63,639
Gree, Inc.(x)	5,100	30,791
GS Yuasa Corp.(x)	2,800	43,678
GSI Creos Corp.	600	5,898
Gun-Ei Chemical Industry Co. Ltd.	300	4,813
GungHo Online Entertainment, Inc.	2,400	36,942
Gunma Bank Ltd. (The)	14,200	38,497
Gunze Ltd.	800	21,385
Gurunavi, Inc.*	2,000	5,929
H.U. Group Holdings, Inc.	2,600	47,138
H2O Retailing Corp.(x)	4,760	36,476
Hachijuni Bank Ltd. (The)(x)	10,000	32,985
Hakudo Co. Ltd.(x)	400	6,336
Hakuhodo DY Holdings, Inc.(x)	10,600	74,762
Hakuto Co. Ltd.	700	15,456
Hakuyosha Co. Ltd.*	100	978
Hamakyorex Co. Ltd.	600	13,036
Hamamatsu Photonics KK	4,600	197,504
Hankyu Hanshin Holdings, Inc.	8,400	252,838
Hanwa Co. Ltd.	2,200	52,326
Happinet Corp.	600	7,666
Hard Off Corp. Co. Ltd.	500	4,339
Harima Chemicals Group, Inc.	1,100	6,512
Haruyama Holdings, Inc.(x)	500	1,383
Haseko Corp.	8,100	88,034
Hayashikane Sangyo Co. Ltd.	400	1,228
Hazama Ando Corp.(x)	7,520	43,525
Heiwa Corp.	1,820	28,168
Heiwa Real Estate Co. Ltd.(x)	1,800	49,458
Heiwado Co. Ltd.	2,400	33,006
Helios Techno Holding Co. Ltd.	1,100	3,067
Hibiya Engineering Ltd.	1,800	23,061
Hiday Hidaka Corp.	1,640	24,445
Hikari Tsushin, Inc.(x)	700	81,912
Hino Motors Ltd.	10,700	44,151
Hioki EE Corp.	500	21,741
Hirakawa Hewtech Corp.	400	2,851
Hirogin Holdings, Inc.(x)	10,000	42,033
Hirose Electric Co. Ltd.	1,023	132,958
HIS Co. Ltd.(x)*	1,100	15,875
Hisaka Works Ltd.	1,000	5,640
Hisamitsu Pharmaceutical Co., Inc.	1,900	44,337
Hitachi Construction Machinery Co. Ltd.(x)	2,700	50,166
Hitachi Ltd.	36,328	1,538,210
Hitachi Metals Ltd.*	7,100	106,748
Hitachi Transport System Ltd.	1,600	95,742
Hitachi Zosen Corp.	5,100	30,023
Hochiki Corp.	1,000	8,877
Hodogaya Chemical Co. Ltd.	200	3,979
Hokkaido Electric Power Co., Inc.	7,100	22,240
Hokkaido Gas Co. Ltd.	400	4,372

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hokkan Holdings Ltd.	600	$5,243
Hokko Chemical Industry Co. Ltd.	1,000	6,261
Hokkoku Financial Holdings, Inc.	500	16,318
Hokuetsu Corp.(x)	2,300	12,017
Hokuhoku Financial Group, Inc.	2,900	17,120
Hokuriku Electric Industry Co. Ltd.	400	2,818
Hokuriku Electric Power Co.(x)	7,800	26,129
Hokushin Co. Ltd.	800	802
Hokuto Corp.	1,400	18,331
Honda Motor Co. Ltd.(x)	57,900	1,261,298
Honeys Holdings Co. Ltd.	1,080	9,078
Hoosiers Holdings Co. Ltd.	2,000	10,720
Horiba Ltd.	1,400	54,402
Hoshizaki Corp.	4,000	110,702
Hosiden Corp.	3,000	30,447
Hosokawa Micron Corp.	800	13,599
House Foods Group, Inc.(x)	1,400	27,936
House of Rose Co. Ltd.	100	1,106
Howa Machinery Ltd.	600	3,364
Hoya Corp.	14,900	1,432,559
Hulic Co. Ltd.	14,800	108,898
Hurxley Corp.	600	1,942
Hyakugo Bank Ltd. (The)	11,000	24,120
Hyakujushi Bank Ltd. (The)	1,400	16,140
Ibiden Co. Ltd.	4,300	118,064
Ichibanya Co. Ltd.	800	24,533
Ichigo, Inc.	10,100	20,828
Ichiken Co. Ltd.	200	2,462
Ichikoh Industries Ltd.	2,000	5,291
Ichinen Holdings Co. Ltd.	1,300	10,896
Ichiyoshi Securities Co. Ltd.(x)	2,700	11,096
Icom, Inc.	600	10,841
Idec Corp.	1,400	28,549
Idemitsu Kosan Co. Ltd.(x)	7,642	165,352
IDOM, Inc.	3,300	19,720
IHI Corp.(x)	4,600	98,990
Iida Group Holdings Co. Ltd.(x)	5,976	81,188
Iino Kaiun Kaisha Ltd.	5,900	26,598
Ikegami Tsushinki Co. Ltd.	300	1,140
Imasen Electric Industrial(x)	800	3,111
Impress Holdings, Inc.	1,000	1,403
Inaba Denki Sangyo Co. Ltd.	200	3,770
Inaba Seisakusho Co. Ltd.	600	5,600
Inabata & Co. Ltd.	1,500	24,187
Inageya Co. Ltd.(x)	1,000	7,926
Ines Corp.	1,600	16,166
I-Net Corp.	550	4,752
Infocom Corp.	1,100	14,369
Infomart Corp.	6,800	20,226
Information Services International-Dentsu Ltd.	1,400	42,486
INFRONEER Holdings, Inc.	8,912	60,241
Inpex Corp.	36,300	340,565
Intage Holdings, Inc.	1,200	12,602
Internet Initiative Japan, Inc.	4,600	69,926
Inui Global Logistics Co. Ltd.	490	5,539
I’rom Group Co. Ltd.	300	4,863
Iseki & Co. Ltd.	1,300	10,515
Isetan Mitsukoshi Holdings Ltd.	10,500	89,164
Ishihara Sangyo Kaisha Ltd.	2,100	14,824
Ishii Iron Works Co. Ltd.	100	1,934
Ishikawa Seisakusho Ltd.*	200	1,959
Ishizuka Glass Co. Ltd.	100	1,037
Isuzu Motors Ltd.	20,500	226,621
Itfor, Inc.	1,300	6,853
Ito En Ltd.	2,100	84,507
ITOCHU Corp.(x)	49,100	1,189,982
Itochu Enex Co. Ltd.	2,700	19,085
Itochu Techno-Solutions Corp.(x)	3,000	69,971
Itochu-Shokuhin Co. Ltd.	300	10,059
Itoham Yonekyu Holdings, Inc.	7,370	33,946
Itoki Corp.	2,600	7,202
IwaiCosmo Holdings, Inc.	1,100	9,204
Iwasaki Electric Co. Ltd.	400	6,996
Iwatani Corp.	1,400	52,798
Iwatsu Electric Co. Ltd.	500	2,638
Iyo Bank Ltd. (The)(r)(x)	9,100	43,950
Izumi Co. Ltd.	1,700	36,530
Izutsuya Co. Ltd.	600	1,492
J Front Retailing Co. Ltd.	9,500	77,320
Jaccs Co. Ltd.	1,600	39,743
JAFCO Group Co. Ltd.	4,800	70,642
JANOME Corp.	1,200	5,362
Japan Airlines Co. Ltd.(x)*	16,800	300,223
Japan Airport Terminal Co. Ltd.*	2,100	86,890
Japan Asia Investment Co. Ltd.*	800	1,130
Japan Aviation Electronics Industry Ltd.(x)	2,000	29,361
Japan Cash Machine Co. Ltd.	1,100	4,954
Japan Communications, Inc.*	17,400	26,363
Japan Display, Inc.(x)*	17,300	5,453
Japan Electronic Materials Corp.	500	4,457
Japan Elevator Service Holdings Co. Ltd.	2,000	25,797
Japan Exchange Group, Inc.	19,300	260,897
Japan Foods Co. Ltd.	100	752
Japan Foundation Engineering Co. Ltd.	1,700	5,377
Japan Lifeline Co. Ltd.	1,800	11,932
Japan Material Co. Ltd.	1,900	24,319
Japan Medical Dynamic Marketing, Inc.	1,000	8,582
Japan Oil Transportation Co. Ltd.	100	1,585
Japan Petroleum Exploration Co. Ltd.	600	14,348
Japan Post Bank Co. Ltd.	18,500	128,985
Japan Post Holdings Co. Ltd.	83,100	550,256
Japan Post Insurance Co. Ltd.(x)	8,300	116,279
Japan Pulp & Paper Co. Ltd.	600	18,090
Japan Securities Finance Co. Ltd.(x)	5,546	31,470
Japan Steel Works Ltd. (The)	1,700	33,526
Japan Tobacco, Inc.	37,100	608,948
Japan Transcity Corp.	2,000	6,615
Japan Wool Textile Co. Ltd. (The)	4,000	29,461
Jastec Co. Ltd.	700	6,041
JBCC Holdings, Inc.	1,000	12,148
JCR Pharmaceuticals Co. Ltd.	1,200	17,812
JCU Corp.	800	16,087
Jeol Ltd.	2,000	65,924
JFE Holdings, Inc.(x)	16,744	155,851
JGC Holdings Corp.	6,600	82,713
JINS Holdings, Inc.	500	14,705
JK Holdings Co. Ltd.	1,100	7,520
JMDC, Inc.	800	26,389
JMS Co. Ltd.	500	1,843
Joban Kosan Co. Ltd.*	300	2,547
J-Oil Mills, Inc.	1,000	10,708
Joshin Denki Co. Ltd.	1,000	13,117
JSP Corp.	800	7,719
JSR Corp.	6,200	118,149
JTEKT Corp.	7,500	47,734
Juki Corp.	1,400	6,689
Juroku Financial Group, Inc.	1,500	25,309
Justsystems Corp.	900	20,512
JVCKenwood Corp.	5,800	7,910

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
K&O Energy Group, Inc.	500	$5,573
Kadokawa Corp.	2,968	54,111
Kaga Electronics Co. Ltd.	1,200	33,568
Kagome Co. Ltd.	2,200	45,872
Kajima Corp.(x)	17,400	165,284
Kakaku.com, Inc.	5,200	87,432
Kaken Pharmaceutical Co. Ltd.	500	13,196
Kamei Corp.	1,000	7,384
Kamigumi Co. Ltd.	1,800	33,147
Kanaden Corp.	1,000	7,067
Kanagawa Chuo Kotsu Co. Ltd.	200	4,667
Kanamoto Co. Ltd.	1,000	14,247
Kandenko Co. Ltd.	2,900	16,690
Kaneka Corp.	1,600	40,007
Kanematsu Corp.	2,500	24,688
Kanematsu Electronics Ltd.	700	19,299
Kanematsu Sustech Corp.	100	1,095
Kansai Electric Power Co., Inc. (The)(x)	24,300	202,505
Kansai Food Market Ltd.(x)	3,000	23,172
Kansai Paint Co. Ltd.	7,800	110,596
Kanto Denka Kogyo Co. Ltd.	2,000	12,773
Kao Corp.	15,700	636,610
Kappa Create Co. Ltd.(x)*	1,800	16,953
Kasai Kogyo Co. Ltd.*	1,000	1,302
Katakura & Co-op Agri Corp.	55	442
Katakura Industries Co. Ltd.	1,400	19,740
Katitas Co. Ltd.(x)	1,700	37,871
Kato Sangyo Co. Ltd.	1,700	39,282
Kato Works Co. Ltd.	400	2,058
KAWADA TECHNOLOGIES, Inc.	200	5,105
Kawai Musical Instruments Manufacturing Co. Ltd.	400	6,967
Kawasaki Heavy Industries Ltd.(x)	5,200	78,861
Kawasaki Kisen Kaisha Ltd.(x)	5,997	83,428
KDDI Corp.(x)	53,900	1,580,884
KeePer Technical Laboratory Co. Ltd.	1,300	33,014
Keihan Holdings Co. Ltd.	3,200	83,147
Keihanshin Building Co. Ltd.	1,400	11,844
Keihin Co. Ltd.	200	1,938
Keikyu Corp.	8,400	85,168
Keio Corp.	3,600	130,220
Keisei Electric Railway Co. Ltd.	4,864	132,634
Keiyo Bank Ltd. (The)	2,500	8,162
Keiyo Co. Ltd.	2,200	13,848
Kewpie Corp.	2,400	39,367
Key Coffee, Inc.	1,200	17,331
Keyence Corp.	6,860	2,277,540
KH Neochem Co. Ltd.	1,500	27,392
Kikkoman Corp.(x)	5,000	281,115
Kimoto Co. Ltd.	2,200	3,471
Kimura Chemical Plants Co. Ltd.(x)	1,100	5,139
Kimura Unity Co. Ltd.	400	2,094
Kinden Corp.	5,000	52,852
King Jim Co. Ltd.	1,000	6,305
Kinki Sharyo Co. Ltd. (The)	100	676
Kintetsu Department Store Co. Ltd.*	100	1,658
Kintetsu Group Holdings Co. Ltd.	6,600	218,853
Kirin Holdings Co. Ltd.	28,600	440,474
Kisoji Co. Ltd.(x)	1,400	20,032
Kissei Pharmaceutical Co. Ltd.	1,200	21,207
Kitagawa Corp.	500	4,335
Kita-Nippon Bank Ltd. (The)	300	3,646
Kitano Construction Corp.	300	4,836
Kitazawa Sangyo Co. Ltd.	1,000	1,383
Kitz Corp.	5,100	28,319
Kiyo Bank Ltd. (The)	1,900	18,248
KNT-CT Holdings Co. Ltd.*	400	4,957
Koa Corp.	1,500	22,913
Koatsu Gas Kogyo Co. Ltd.	1,000	4,310
Kobayashi Pharmaceutical Co. Ltd.	2,100	122,432
Kobayashi Yoko Co. Ltd.	300	444
Kobe Bussan Co. Ltd.	6,000	143,598
Kobe Steel Ltd.(x)	12,900	51,793
Koei Tecmo Holdings Co. Ltd.(x)	3,524	57,319
Kohnan Shoji Co. Ltd.	1,100	25,597
Kohsoku Corp.	700	7,445
Koito Manufacturing Co. Ltd.	8,400	115,116
Kojima Co. Ltd.	1,500	6,536
Kokuyo Co. Ltd.	3,400	43,199
KOMAIHALTEC, Inc.	200	2,219
Komatsu Ltd.	150,590	2,723,256
Komatsu Matere Co. Ltd.(x)	2,000	10,653
Komatsu Wall Industry Co. Ltd.	400	5,090
Komeri Co. Ltd.	1,600	30,588
Komori Corp.	3,400	16,602
Konaka Co. Ltd.	1,400	3,204
Konami Group Corp.	2,800	129,451
Konica Minolta, Inc.(x)	16,600	51,247
Konishi Co. Ltd.	2,000	21,536
Kosaido Holdings Co. Ltd.	900	8,764
Kose Corp.	1,300	132,334
Kosei Securities Co. Ltd. (The)	200	556
Kotobuki Spirits Co. Ltd.	800	45,819
Kourakuen Holdings Corp.	700	5,219
Krosaki Harima Corp.	200	6,407
KRS Corp.	600	5,280
K’s Holdings Corp.(x)	6,800	55,974
Kubota Corp.	37,500	520,018
Kumagai Gumi Co. Ltd.	1,000	17,446
Kumiai Chemical Industry Co. Ltd.	5,140	36,305
Kura Sushi, Inc.(x)	1,200	25,185
Kurabo Industries Ltd.	1,200	16,379
Kuraray Co. Ltd.	11,900	83,440
Kuraudia Holdings Co. Ltd.	200	432
Kureha Corp.	800	48,926
Kurimoto Ltd.	600	6,657
Kurita Water Industries Ltd.	3,500	123,436
Kusuri no Aoki Holdings Co. Ltd.	800	37,622
KYB Corp.	700	15,003
Kyocera Corp.	9,800	495,377
Kyodo Printing Co. Ltd.	300	5,089
Kyoei Sangyo Co. Ltd.	100	998
Kyoei Steel Ltd.	1,300	12,480
Kyoei Tanker Co. Ltd.	200	1,153
Kyokuto Boeki Kaisha Ltd.	400	3,410
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	21,064
Kyokuto Securities Co. Ltd.	1,600	7,358
Kyokuyo Co. Ltd.	500	12,462
KYORIN Holdings, Inc.(x)	3,000	36,595
Kyoritsu Maintenance Co. Ltd.	1,200	49,666
Kyoritsu Printing Co. Ltd.(r)	1,000	881
Kyosan Electric Manufacturing Co. Ltd.	2,000	5,743
Kyowa Electronic Instruments Co. Ltd.	1,000	2,318
Kyowa Kirin Co. Ltd.	8,600	197,287
Kyowa Leather Cloth Co. Ltd.	700	2,464
Kyudenko Corp.	2,000	38,055
Kyushu Electric Power Co., Inc.	13,800	73,318
Kyushu Financial Group, Inc.	16,770	44,368
Kyushu Railway Co.	5,600	121,027
Land Business Co. Ltd.	1,000	1,535
LAND Co. Ltd.	1,300	90

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Lasertec Corp.	3,200	$321,786
Lawson, Inc.	1,300	42,462
LEC, Inc.	1,200	6,841
Leopalace21 Corp.*	7,300	16,776
Life Corp.	700	12,920
Lintec Corp.(x)	900	13,835
Lion Corp.	6,000	67,624
Lixil Corp.	11,540	167,219
Look Holdings, Inc.	400	5,904
M3, Inc.	13,400	369,500
Mabuchi Motor Co. Ltd.	1,600	43,428
Macnica Holdings, Inc.	1,850	34,776
Maezawa Industries, Inc.	900	3,885
Maezawa Kasei Industries Co. Ltd.	900	8,047
Maezawa Kyuso Industries Co. Ltd.	800	4,951
Makino Milling Machine Co. Ltd.	1,200	36,866
Makita Corp.	8,900	172,562
Management Solutions Co. Ltd.(x)*	1,400	28,518
Mandom Corp.	1,400	14,732
Mani, Inc.	3,300	40,184
Marche Corp.*	300	830
Mars Group Holdings Corp.	600	6,675
Marubeni Construction Material Lease Co. Ltd.	100	1,184
Marubeni Corp.(x)	68,700	603,171
Marubun Corp.	900	4,787
Marudai Food Co. Ltd.	1,200	11,840
Maruha Nichiro Corp.	1,300	22,116
Marui Group Co. Ltd.(x)	6,700	111,239
Maruichi Steel Tube Ltd.	1,600	32,770
MARUKA FURUSATO Corp.(x)	1,216	25,753
Marusan Securities Co. Ltd.	3,900	11,680
Maruwa Co. Ltd.	300	31,816
Maruwn Corp.	600	883
Maruyama Manufacturing Co., Inc.	200	1,998
Maruzen CHI Holdings Co. Ltd.	600	1,352
Maruzen Showa Unyu Co. Ltd.	800	16,933
Matsuda Sangyo Co. Ltd.	800	11,958
Matsui Construction Co. Ltd.	1,000	3,894
Matsui Securities Co. Ltd.(x)	1,000	5,394
MatsukiyoCocokara & Co.	4,620	197,596
Matsuya Co. Ltd.*	2,200	15,802
Matsuyafoods Holdings Co. Ltd.(x)	500	13,187
Max Co. Ltd.	2,000	27,531
Mazda Motor Corp.	22,000	145,626
Mebuki Financial Group, Inc.	32,760	63,875
MEC Co. Ltd.	800	12,378
Medical System Network Co. Ltd.	400	1,092
Medipal Holdings Corp.	7,600	96,332
Megachips Corp.	1,100	19,232
Megmilk Snow Brand Co. Ltd.	2,700	31,991
Meidensha Corp.	800	10,915
Meiji Holdings Co. Ltd.(x)	3,900	172,999
Meiji Shipping Co. Ltd.	1,100	5,015
Meiko Electronics Co. Ltd.(x)	1,000	17,304
Meiko Network Japan Co. Ltd.	900	3,759
Meitec Corp.	3,000	47,650
Meito Sangyo Co. Ltd.	600	6,636
Meiwa Corp.(x)	900	4,661
Meiwa Estate Co. Ltd.	700	2,919
Melco Holdings, Inc.	600	12,833
Menicon Co. Ltd.	1,400	28,415
Mercari, Inc.*	2,100	27,964
Micronics Japan Co. Ltd.	2,600	21,140
Milbon Co. Ltd.	40	1,764
Mimasu Semiconductor Industry Co. Ltd.	1,000	13,203
Minebea Mitsumi, Inc.	13,137	194,844
Ministop Co. Ltd.	900	8,836
Mirait One Corp.	3,600	36,533
Mirarth Holdings, Inc.	4,400	11,720
MISUMI Group, Inc.	9,600	204,249
Mitachi Co. Ltd.	200	1,183
Mitani Sekisan Co. Ltd.(x)	800	19,188
Mito Securities Co. Ltd.	3,000	4,899
Mitsuba Corp.(x)	2,000	5,345
Mitsubishi Chemical Group Corp.(x)	44,220	203,056
Mitsubishi Corp.	53,110	1,458,600
Mitsubishi Electric Corp.	71,300	644,088
Mitsubishi Estate Co. Ltd.(x)	47,700	625,868
Mitsubishi Gas Chemical Co., Inc.(x)	6,500	85,344
Mitsubishi HC Capital, Inc.	25,820	111,075
Mitsubishi Heavy Industries Ltd.	11,500	383,414
Mitsubishi Kakoki Kaisha Ltd.	300	4,299
Mitsubishi Logisnext Co. Ltd.	1,000	5,111
Mitsubishi Logistics Corp.(x)	3,000	70,785
Mitsubishi Materials Corp.(x)	4,100	56,440
Mitsubishi Motors Corp.(x)*	26,200	93,996
Mitsubishi Paper Mills Ltd.	1,800	3,523
Mitsubishi Pencil Co. Ltd.	2,000	19,523
Mitsubishi Research Institute, Inc.	400	12,257
Mitsubishi Shokuhin Co. Ltd.	1,100	24,751
Mitsubishi Steel Manufacturing Co. Ltd.	700	4,395
Mitsubishi UFJ Financial Group, Inc.(x)	464,400	2,094,178
Mitsuboshi Belting Ltd.(x)	1,500	31,247
Mitsui & Co. Ltd.(x)	55,700	1,194,986
Mitsui Chemicals, Inc.	5,331	104,095
Mitsui DM Sugar Holdings Co. Ltd.	1,000	13,078
Mitsui E&S Holdings Co. Ltd.*	3,400	9,490
Mitsui Fudosan Co. Ltd.	33,900	646,207
Mitsui High-Tec, Inc.	800	37,750
Mitsui Matsushima Holdings Co. Ltd.(x)	800	16,783
Mitsui Mining & Smelting Co. Ltd.	1,600	33,509
Mitsui OSK Lines Ltd.(x)	11,100	199,362
Mitsui-Soko Holdings Co. Ltd.	1,000	21,284
Mitsumura Printing Co. Ltd.	100	842
Mitsuuroko Group Holdings Co. Ltd.	1,900	12,715
Miura Co. Ltd.	3,000	61,248
Miyaji Engineering Group, Inc.	400	8,964
Miyakoshi Holdings, Inc.	300	1,828
Miyazaki Bank Ltd. (The)	800	11,875
Miyoshi Oil & Fat Co. Ltd.	400	2,749
Mizuho Financial Group, Inc.(x)	92,837	1,003,007
Mizuho Leasing Co. Ltd.	1,700	36,609
Mizuno Corp.	1,200	21,337
Mochida Pharmaceutical Co. Ltd.	1,000	23,362
Modec, Inc.	1,000	10,292
Monex Group, Inc.	7,000	21,493
Money Forward, Inc.*	1,700	35,238
MonotaRO Co. Ltd.	9,800	148,132
Morinaga & Co. Ltd.	800	21,938
Morinaga Milk Industry Co. Ltd.	1,300	38,111
Morita Holdings Corp.	2,000	17,743
Morozoff Ltd.	400	10,262
Mory Industries, Inc.	400	7,235
MOS Food Services, Inc.(x)	1,600	34,371
MrMax Holdings Ltd.	1,200	5,171
MS&AD Insurance Group Holdings, Inc.(x)	16,200	428,713
Murata Manufacturing Co. Ltd.	21,995	1,010,339

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Musashi Seimitsu Industry Co. Ltd.(x)	2,400	$25,877
Musashino Bank Ltd. (The)	1,900	22,400
Mutoh Holdings Co. Ltd.	100	1,321
Nabtesco Corp.	3,800	77,810
NAC Co. Ltd.	400	2,538
Nachi-Fujikoshi Corp.	500	12,200
Nagaileben Co. Ltd.	1,200	16,153
Nagano Bank Ltd. (The)	400	3,770
Nagano Keiki Co. Ltd.	800	5,595
Nagase & Co. Ltd.(x)	3,800	51,853
Nagatanien Holdings Co. Ltd.	500	6,877
Nagawa Co. Ltd.	400	20,543
Nagoya Railroad Co. Ltd.	4,700	72,303
Naigai Co. Ltd.*	300	525
Nakabayashi Co. Ltd.	1,000	3,450
Nakamuraya Co. Ltd.	300	6,446
Nakano Corp.	1,000	2,089
Nakayama Steel Works Ltd.	600	2,333
Nakayamafuku Co. Ltd.	700	1,491
Nakayo, Inc.	200	1,432
Namura Shipbuilding Co. Ltd.*	1,024	4,307
Nankai Electric Railway Co. Ltd.	3,200	65,442
Nanto Bank Ltd. (The)	1,100	15,983
Natori Co. Ltd.	600	8,258
NC Holdings Co. Ltd.	300	4,098
NEC Capital Solutions Ltd.	300	4,282
NEC Corp.	8,400	268,878
NEC Networks & System Integration Corp.	3,300	35,589
NET One Systems Co. Ltd.	3,000	57,810
Net Protections Holdings, Inc.*	6,900	18,127
Neturen Co. Ltd.	1,700	7,554
Nexon Co. Ltd.	18,300	320,039
Nextage Co. Ltd.	2,000	43,427
Nexyz Group Corp.	500	2,254
NGK Insulators Ltd.	7,400	92,247
NGK Spark Plug Co. Ltd.(x)	6,100	108,197
NH Foods Ltd.	2,500	65,892
NHK Spring Co. Ltd.(x)	5,700	33,593
Nice Corp.	500	5,319
Nichia Steel Works Ltd.	1,000	1,591
Nichias Corp.	3,000	46,626
Nichiban Co. Ltd.	500	5,561
Nichicon Corp.	3,900	37,492
Nichiden Corp.	1,000	11,990
Nichiha Corp.	1,200	22,819
Nichi-iko Pharmaceutical Co. Ltd.	2,100	6,294
Nichimo Co. Ltd.	100	1,838
Nichirei Corp.	3,500	57,735
Nichireki Co. Ltd.	1,000	8,874
Nidec Corp.	18,554	1,045,185
Nidec OKK Corp.*	400	3,076
Nifco, Inc.(x)	2,300	47,885
Nihon Chouzai Co. Ltd.	600	5,240
Nihon Dempa Kogyo Co. Ltd.	900	8,904
Nihon Kohden Corp.	1,200	25,350
Nihon M&A Center Holdings, Inc.	13,200	149,317
Nihon Nohyaku Co. Ltd.	2,000	11,719
Nihon Parkerizing Co. Ltd.	3,100	19,982
Nihon Tokushu Toryo Co. Ltd.	1,000	6,279
Nihon Trim Co. Ltd.	200	3,221
Nihon Yamamura Glass Co. Ltd.*	500	1,979
Nikkato Corp.	400	1,186
Nikkiso Co. Ltd.	4,000	25,164
Nikko Co. Ltd.	1,000	4,168
Nikkon Holdings Co. Ltd.(x)	3,000	46,894
Nikon Corp.(x)	11,000	104,169
Nintendo Co. Ltd.	43,000	1,741,185
Nippn Corp.	2,000	21,487
Nippon Air Conditioning Services Co. Ltd.	1,200	6,095
Nippon Beet Sugar Manufacturing Co. Ltd.	700	7,821
Nippon Carbide Industries Co., Inc.	300	2,546
Nippon Carbon Co. Ltd.	600	16,389
Nippon Ceramic Co. Ltd.	800	13,507
Nippon Chemical Industrial Co. Ltd.	400	5,182
Nippon Chemi-Con Corp.*	700	9,042
Nippon Chemiphar Co. Ltd.	100	1,225
Nippon Chutetsukan KK	100	663
Nippon Coke & Engineering Co. Ltd.	10,000	6,295
Nippon Concrete Industries Co. Ltd.	1,000	1,694
Nippon Denko Co. Ltd.	5,000	11,563
Nippon Densetsu Kogyo Co. Ltd.	2,000	25,422
Nippon Electric Glass Co. Ltd.	3,200	55,225
Nippon Express Holdings, Inc.	2,200	111,241
Nippon Felt Co. Ltd.	700	1,970
Nippon Filcon Co. Ltd.	900	2,850
Nippon Fine Chemical Co. Ltd.	1,000	13,024
Nippon Gas Co. Ltd.	3,300	46,680
Nippon Hume Corp.	1,000	4,351
Nippon Kanzai Co. Ltd.	800	13,989
Nippon Kayaku Co. Ltd.(x)	5,000	40,088
Nippon Kinzoku Co. Ltd.*	300	2,014
Nippon Koei Co. Ltd.	800	19,767
Nippon Koshuha Steel Co. Ltd.*	500	1,055
Nippon Light Metal Holdings Co. Ltd.	280	2,806
Nippon Paint Holdings Co. Ltd.	29,000	194,230
Nippon Paper Industries Co. Ltd.	2,800	18,226
Nippon Parking Development Co. Ltd.	13,000	18,070
Nippon Pillar Packing Co. Ltd.(x)	1,000	15,838
Nippon Piston Ring Co. Ltd.	400	3,362
Nippon Road Co. Ltd. (The)	400	15,879
Nippon Sanso Holdings Corp.	6,600	104,244
Nippon Seisen Co. Ltd.	200	6,019
Nippon Sharyo Ltd.	400	5,618
Nippon Sheet Glass Co. Ltd.*	3,800	13,397
Nippon Shinyaku Co. Ltd.	1,700	86,241
Nippon Shokubai Co. Ltd.	1,000	37,379
Nippon Signal Co. Ltd.	2,800	18,327
Nippon Soda Co. Ltd.	1,400	42,698
Nippon Steel Corp.(x)	28,615	398,291
Nippon Steel Trading Corp.	740	25,752
Nippon Suisan Kaisha Ltd.	9,200	34,686
Nippon Telegraph & Telephone Corp.	80,440	2,170,111
Nippon Television Holdings, Inc.	3,100	24,819
Nippon Thompson Co. Ltd.	4,000	14,767
Nippon Yakin Kogyo Co. Ltd.	650	11,757
Nippon Yusen KK(x)	17,700	302,284
Nipro Corp.	4,800	35,973
Nishimatsu Construction Co. Ltd.(x)	2,200	57,745
Nishimatsuya Chain Co. Ltd.	700	6,469
Nishi-Nippon Financial Holdings, Inc.	4,000	20,758
Nishi-Nippon Railroad Co. Ltd.(x)	1,100	21,953
Nissan Chemical Corp.(x)	3,800	169,820
Nissan Motor Co. Ltd.	82,020	262,189
Nissan Shatai Co. Ltd.	900	5,051
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	1,847
Nissei Plastic Industrial Co. Ltd.	1,000	6,116

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Nissha Co. Ltd.	2,200	$26,037
Nisshin Group Holdings Co. Ltd.	1,400	4,155
Nisshin Oillio Group Ltd. (The)	1,200	26,510
Nisshin Seifun Group, Inc.(x)	5,605	56,904
Nisshinbo Holdings, Inc.	4,368	31,749
Nissin Corp.	800	9,524
Nissin Electric Co. Ltd.	2,000	18,366
Nissin Foods Holdings Co. Ltd.	2,600	180,504
Nissui Pharmaceutical Co. Ltd.(x)	500	5,910
Nitori Holdings Co. Ltd.	3,000	251,043
Nitta Corp.	1,100	21,163
Nittetsu Mining Co. Ltd.	600	11,403
Nitto Boseki Co. Ltd.	1,000	15,974
Nitto Denko Corp.	4,720	255,924
Nitto Fuji Flour Milling Co. Ltd.	200	6,632
Nitto Kogyo Corp.(x)	1,800	29,484
Nitto Kohki Co. Ltd.	700	7,532
Nitto Seiko Co. Ltd.	1,000	3,557
Nitto Seimo Co. Ltd.	100	895
Nittoc Construction Co. Ltd.	750	4,633
NOF Corp.	2,900	105,147
Nohmi Bosai Ltd.(x)	1,000	11,111
NOK Corp.(x)	5,000	39,022
Nomura Co. Ltd.	4,000	24,779
Nomura Holdings, Inc.(x)	122,600	404,735
Nomura Real Estate Holdings, Inc.	4,100	92,946
Nomura Research Institute Ltd.	12,909	317,272
Noritake Co. Ltd.	600	16,672
Noritsu Koki Co. Ltd.	1,100	18,596
Noritz Corp.	2,300	24,509
North Pacific Bank Ltd.	2,400	3,769
NS Solutions Corp.	1,000	23,974
NS United Kaiun Kaisha Ltd.	400	10,421
NSD Co. Ltd.(x)	2,260	38,196
NSK Ltd.(x)	14,500	71,051
NSW, Inc.	400	5,834
NTN Corp.(x)	13,000	22,873
NTT Data Corp.	18,200	235,212
Obara Group, Inc.(x)	800	17,717
Obayashi Corp.	9,500	61,000
OBIC Business Consultants Co. Ltd.	1,200	36,923
Obic Co. Ltd.	2,100	278,432
Odakyu Electric Railway Co. Ltd.	10,499	134,300
Oenon Holdings, Inc.	3,000	5,687
Ogaki Kyoritsu Bank Ltd. (The)(x)	1,600	18,957
Ohara, Inc.	400	3,448
Ohashi Technica, Inc.	600	5,523
OIE Sangyo Co. Ltd.	300	1,732
Oiles Corp.	1,560	15,919
Oita Bank Ltd. (The)	700	8,787
Oizumi Corp.	400	1,107
Oji Holdings Corp.(x)	27,800	103,481
Okabe Co. Ltd.	2,700	12,082
Okamoto Industries, Inc.	800	19,650
Okamura Corp.	4,000	38,216
Okasan Securities Group, Inc.	6,000	13,533
Okaya Electric Industries Co. Ltd.	600	1,002
Oki Electric Industry Co. Ltd.	3,600	17,883
Okinawa Electric Power Co., Inc. (The)	2,273	16,570
Okinawa Financial Group, Inc.	1,080	15,604
OKUMA Corp.	1,000	33,972
Okumura Corp.	1,300	25,590
Okura Industrial Co. Ltd.	600	7,393
Okuwa Co. Ltd.	1,000	6,259
Olympic Group Corp.	800	3,113
Olympus Corp.	38,300	737,115
Omron Corp.	6,300	287,139
Ono Pharmaceutical Co. Ltd.	16,000	372,192
ONO Sokki Co. Ltd.*	500	1,380
Onoken Co. Ltd.(x)	1,000	9,780
Onward Holdings Co. Ltd.	1,000	2,021
Open House Group Co. Ltd.	2,000	67,782
Optex Group Co. Ltd.	1,600	23,525
Optorun Co. Ltd.	1,000	14,496
Oracle Corp.	1,300	68,628
Organo Corp.	1,600	22,523
Orient Corp.	1,650	13,071
Oriental Land Co. Ltd.	8,200	1,117,449
Oriental Shiraishi Corp.	450	765
Origin Co. Ltd.	200	1,709
ORIX Corp.	41,900	589,281
Osaka Gas Co. Ltd.	13,200	198,748
Osaka Soda Co. Ltd.	1,000	26,268
Osaka Steel Co. Ltd.	800	6,289
OSAKA Titanium Technologies Co. Ltd.	1,100	22,541
Osaki Electric Co. Ltd.	1,000	3,459
OSG Corp.	2,200	27,136
Otsuka Corp.	4,200	130,164
Otsuka Holdings Co. Ltd.	14,500	459,913
Outsourcing, Inc.	3,000	22,440
Oyo Corp.	1,200	15,384
Pacific Industrial Co. Ltd.	2,000	14,097
Pacific Metals Co. Ltd.	899	13,521
Pack Corp. (The)	900	13,800
PAL GROUP Holdings Co. Ltd.	1,400	22,758
PALTAC Corp.	1,050	32,373
Pan Pacific International Holdings Corp.	16,700	293,452
Panasonic Holdings Corp.	82,885	582,061
Paris Miki Holdings, Inc.	1,500	2,429
Park24 Co. Ltd.*	4,000	51,763
Pasco Corp.	200	1,770
Pasona Group, Inc.(x)	1,000	13,857
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	7,153
Penta-Ocean Construction Co. Ltd.	10,300	51,825
PeptiDream, Inc.*	5,700	62,623
Persol Holdings Co. Ltd.	6,400	116,640
PIA Corp.*	300	6,903
Pigeon Corp.	4,300	62,693
Pilot Corp.	1,100	41,509
Piolax, Inc.(x)	1,500	18,395
Plenus Co. Ltd.	1,500	19,977
Pola Orbis Holdings, Inc.	3,000	33,619
Poplar Co. Ltd.*	300	292
Press Kogyo Co. Ltd.	5,000	13,638
Prima Meat Packers Ltd.	1,400	20,235
Procrea Holdings, Inc.	1,176	17,268
Pronexus, Inc.	1,300	8,511
PS Mitsubishi Construction Co. Ltd.	800	3,398
Raito Kogyo Co. Ltd.	800	10,524
Raiznext Corp.	2,600	21,165
Raksul, Inc.(x)*	1,100	18,454
Rakus Co. Ltd.(x)	4,600	42,424
Rakuten Group, Inc.	36,000	154,441
Rasa Corp.	500	3,456
Rasa Industries Ltd.	400	6,207
Recruit Holdings Co. Ltd.	54,000	1,558,614
Relia, Inc.	1,600	10,687
Relo Group, Inc.	3,600	54,706
Renaissance, Inc.	500	3,220
Renesas Electronics Corp.*	41,600	346,699

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Rengo Co. Ltd.	300	$1,743
RENOVA, Inc.*	1,200	28,022
Resol Holdings Co. Ltd.	100	3,121
Resona Holdings, Inc.	78,400	286,261
Resorttrust, Inc.	3,800	60,712
Restar Holdings Corp.	700	9,354
Rheon Automatic Machinery Co. Ltd.	1,000	7,917
Rhythm Co. Ltd.	600	6,228
Ricoh Co. Ltd.	16,400	119,678
Ricoh Leasing Co. Ltd.	800	19,514
Right On Co. Ltd.*	900	4,160
Riken Corp.	400	6,321
Riken Keiki Co. Ltd.(x)	1,000	26,668
Riken Technos Corp.	2,000	6,949
Ringer Hut Co. Ltd.	900	13,654
Rinnai Corp.(x)	1,700	122,255
Riso Kagaku Corp.(x)	1,800	29,122
Riso Kyoiku Co. Ltd.	3,900	8,634
Rock Field Co. Ltd.(x)	1,200	12,032
Rohm Co. Ltd.	3,500	229,546
Rohto Pharmaceutical Co. Ltd.	3,300	105,208
Roland DG Corp.	500	10,184
Rorze Corp.	400	19,104
Round One Corp.	9,900	43,028
Royal Holdings Co. Ltd.(x)*	1,800	27,219
RS Technologies Co. Ltd.	700	30,584
Ryobi Ltd.	1,400	12,022
Ryoden Corp.	500	5,399
Ryohin Keikaku Co. Ltd.	9,100	75,538
Ryosan Co. Ltd.	700	10,846
Ryoyo Electro Corp.	1,600	23,347
S Foods, Inc.	500	10,497
Sagami Holdings Corp.	1,000	7,995
Saibu Gas Holdings Co. Ltd.(x)	1,300	15,526
Saizeriya Co. Ltd.	1,600	29,549
Sakai Chemical Industry Co. Ltd.	800	10,377
Sakai Heavy Industries Ltd.	200	4,033
Sakai Moving Service Co. Ltd.(x)	400	12,898
Sakata INX Corp.	2,000	13,521
Sakata Seed Corp.	1,100	36,588
Sala Corp.	1,000	5,254
San Holdings, Inc.	400	4,652
San ju San Financial Group, Inc.	990	9,660
San-A Co. Ltd.	800	24,147
San-Ai Obbli Co. Ltd.	2,000	15,464
Sanden Corp.*	1,400	2,065
Sangetsu Corp.	1,800	19,821
San-In Godo Bank Ltd. (The)(x)	7,000	33,900
Sanix, Inc.*	1,800	2,954
Sanken Electric Co. Ltd.	300	9,035
Sanki Engineering Co. Ltd.	3,000	32,856
Sanko Metal Industrial Co. Ltd.	100	1,818
Sankyo Co. Ltd.(x)	700	21,111
Sankyo Seiko Co. Ltd.	2,000	6,161
Sankyo Tateyama, Inc.	1,700	6,954
Sankyu, Inc.	1,700	49,115
Sanoh Industrial Co. Ltd.	1,400	6,448
Sanrio Co. Ltd.(x)	2,000	51,492
Sanritsu Corp.	300	1,385
Sansan, Inc.*	3,600	30,682
Sanshin Electronics Co. Ltd.	1,500	17,400
Santen Pharmaceutical Co. Ltd.	13,400	89,802
Sanwa Holdings Corp.	8,800	75,811
Sanyo Chemical Industries Ltd.	600	18,180
Sanyo Industries Ltd.	100	1,122
Sanyo Shokai Ltd.*	600	3,919
Sanyo Special Steel Co. Ltd.	1,200	15,457
Sapporo Holdings Ltd.	2,500	54,983
Sata Construction Co. Ltd.	800	2,220
Sato Holdings Corp.	1,200	14,939
Sato Shoji Corp.	1,000	7,830
Satori Electric Co. Ltd.	900	7,655
Sawai Group Holdings Co. Ltd.	1,800	50,231
Saxa Holdings, Inc.	300	2,574
SB Technology Corp.	400	6,005
SBI Holdings, Inc.	7,860	141,247
SCREEN Holdings Co. Ltd.	1,300	71,055
Scroll Corp.	1,700	8,210
SCSK Corp.	4,596	68,960
Secom Co. Ltd.(x)	6,400	363,634
Sega Sammy Holdings, Inc.	6,700	91,309
Seibu Holdings, Inc.	8,500	85,031
Seika Corp.	800	8,760
Seikagaku Corp.	2,400	13,801
Seikitokyu Kogyo Co. Ltd.	600	3,133
Seiko Epson Corp.(x)	8,400	114,568
Seiko Group Corp.	1,200	25,058
Seino Holdings Co. Ltd.	1,300	10,437
Seiren Co. Ltd.(x)	3,200	46,620
Sekisui Chemical Co. Ltd.(x)	15,400	188,495
Sekisui House Ltd.	23,400	388,633
Sekisui Jushi Corp.	1,000	11,397
Sekisui Kasei Co. Ltd.	1,000	2,753
Senko Group Holdings Co. Ltd.(x)	4,000	26,476
Senshu Ikeda Holdings, Inc.	6,880	9,944
Senshukai Co. Ltd.	2,200	5,940
Seven & i Holdings Co. Ltd.	27,436	1,102,075
Seven Bank Ltd.	30,400	54,448
SG Holdings Co. Ltd.	13,400	182,107
Sharp Corp.(x)	8,100	48,399
Shibaura Machine Co. Ltd.	1,400	27,940
Shibaura Mechatronics Corp.	200	12,967
Shibusawa Warehouse Co. Ltd. (The)	600	8,384
Shibuya Corp.	700	11,632
SHIFT, Inc.*	500	64,630
Shiga Bank Ltd. (The)(x)	200	3,618
Shikibo Ltd.	700	4,259
Shikoku Bank Ltd. (The)	1,600	9,440
Shikoku Chemicals Corp.	1,000	8,486
Shikoku Electric Power Co., Inc.(x)	2,700	13,418
Shima Seiki Manufacturing Ltd.	900	12,526
Shimadzu Corp.	10,400	270,711
Shimamura Co. Ltd.	800	67,633
Shimano, Inc.	2,800	441,285
Shimizu Bank Ltd. (The)	400	4,010
Shimizu Corp.(x)	9,500	46,617
Shimojima Co. Ltd.	800	5,586
Shin Nippon Air Technologies Co. Ltd.	900	11,214
Shin Nippon Biomedical Laboratories Ltd.	700	13,058
Shinagawa Refractories Co. Ltd.	300	7,781
Shindengen Electric Manufacturing Co. Ltd.	400	9,673
Shin-Etsu Chemical Co. Ltd.	12,400	1,231,365
Shin-Etsu Polymer Co. Ltd.	2,500	20,759
Shingakukai Holdings Co. Ltd.	600	1,244
Shinko Electric Industries Co. Ltd.(x)	3,100	66,978
Shinko Shoji Co. Ltd.	2,200	13,413
Shinmaywa Industries Ltd.	1,800	12,094
Shinnihon Corp.	1,600	7,826
Shinsei Bank Ltd.(x)	4,900	70,323
Shinsho Corp.	300	7,656
Shinwa Co. Ltd.	600	9,081

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Shinyei Kaisha*	100	$533
Shionogi & Co. Ltd.	9,100	440,231
Ship Healthcare Holdings, Inc.	3,000	56,447
Shiseido Co. Ltd.	13,700	479,539
Shizuoka Bank Ltd. (The)(r)(x)	13,900	84,084
Shizuoka Gas Co. Ltd.	3,000	20,553
SHO-BOND Holdings Co. Ltd.	1,800	77,419
Shobunsha Holdings, Inc.*	700	1,433
Shochiku Co. Ltd.(x)*	400	32,935
Shoei Co. Ltd.	800	28,990
Showa Denko KK	6,100	86,828
Showa Sangyo Co. Ltd.	1,000	17,134
Shuei Yobiko Co. Ltd.	200	606
Siix Corp.	1,400	10,533
Sinanen Holdings Co. Ltd.	400	10,745
Sinfonia Technology Co. Ltd.	1,400	13,008
Sintokogio Ltd.	2,600	12,304
SK Japan Co. Ltd.	200	786
SKY Perfect JSAT Holdings, Inc.	9,000	32,188
Skylark Holdings Co. Ltd.	7,900	84,293
SMC Corp.	2,200	887,530
SMK Corp.	300	4,807
SMS Co. Ltd.	2,800	55,948
Snow Peak, Inc.(x)	1,700	25,856
SNT Corp.	2,400	3,519
Soda Nikka Co. Ltd.	1,000	4,070
SoftBank Corp.(x)	110,100	1,101,077
SoftBank Group Corp.	45,812	1,556,240
Sohgo Security Services Co. Ltd.(x)	2,900	73,027
Sojitz Corp.(x)	5,500	80,372
Sompo Holdings, Inc.	13,050	520,110
Sony Group Corp.	48,700	3,134,445
Soshin Electric Co. Ltd.	600	1,702
Sotetsu Holdings, Inc.(x)	3,000	49,741
SPK Corp.	400	3,820
S-Pool, Inc.	3,800	27,474
Square Enix Holdings Co. Ltd.	3,500	150,099
SRA Holdings	600	12,347
ST Corp.	600	6,228
St Marc Holdings Co. Ltd.	800	8,874
Stanley Electric Co. Ltd.	5,400	84,716
Star Micronics Co. Ltd.	2,300	25,933
Starzen Co. Ltd.	800	11,172
Stella Chemifa Corp.	500	8,681
Strike Co. Ltd.	700	18,460
Studio Alice Co. Ltd.	500	7,388
Subaru Corp.	19,600	293,984
Sugi Holdings Co. Ltd.	1,000	40,162
Sugimoto & Co. Ltd.	600	7,543
SUMCO Corp.	12,700	147,567
Sumida Corp.	700	4,901
Suminoe Textile Co. Ltd.	300	3,546
Sumiseki Holdings, Inc.(x)	3,800	5,468
Sumitomo Bakelite Co. Ltd.	1,200	32,964
Sumitomo Chemical Co. Ltd.	44,000	151,918
Sumitomo Corp.	42,680	532,601
Sumitomo Densetsu Co. Ltd.	900	16,145
Sumitomo Electric Industries Ltd.	23,100	234,483
Sumitomo Forestry Co. Ltd.	4,800	72,638
Sumitomo Heavy Industries Ltd.(x)	4,000	74,035
Sumitomo Metal Mining Co. Ltd.(x)	8,700	250,695
Sumitomo Mitsui Construction Co. Ltd.	7,200	22,161
Sumitomo Mitsui Financial Group, Inc.	51,550	1,434,514
Sumitomo Mitsui Trust Holdings, Inc.	13,141	371,454
Sumitomo Osaka Cement Co. Ltd.(x)	200	4,508
Sumitomo Pharma Co. Ltd.	4,700	33,541
Sumitomo Precision Products Co. Ltd.	200	3,466
Sumitomo Realty & Development Co. Ltd.(x)	15,900	362,060
Sumitomo Riko Co. Ltd.	2,000	7,793
Sumitomo Rubber Industries Ltd.	7,284	58,056
Sumitomo Seika Chemicals Co. Ltd.	400	8,250
Sumitomo Warehouse Co. Ltd. (The)(x)	4,500	61,359
Sun Frontier Fudousan Co. Ltd.	1,000	7,750
Sundrug Co. Ltd.	2,300	55,671
Suntory Beverage & Food Ltd.	4,700	166,779
Sun-Wa Technos Corp.	600	5,290
Suruga Bank Ltd.	5,500	14,154
Suzuden Corp.	300	4,255
Suzuken Co. Ltd.(x)	3,190	72,734
Suzuki Motor Corp.	16,800	521,139
SWCC Showa Holdings Co. Ltd.	1,500	18,010
Sysmex Corp.	5,400	290,628
Systena Corp.	16,000	44,297
T Hasegawa Co. Ltd.	1,600	32,912
T RAD Co. Ltd.	400	6,893
T&D Holdings, Inc.(x)	19,200	181,565
Tac Co. Ltd.	700	975
Tachibana Eletech Co. Ltd.	840	9,046
Tachi-S Co. Ltd.	1,600	11,861
Tadano Ltd.	5,000	29,167
Taihei Dengyo Kaisha Ltd.	500	11,555
Taiheiyo Cement Corp.(x)	4,478	63,288
Taiheiyo Kouhatsu, Inc.	400	1,775
Taiho Kogyo Co. Ltd.	800	3,733
Taikisha Ltd.	1,000	22,271
Taiko Pharmaceutical Co. Ltd.*	1,200	4,659
Taisei Corp.	5,800	161,327
Taisei Lamick Co. Ltd.	300	5,686
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	51,019
Taiyo Holdings Co. Ltd.	1,800	29,947
Taiyo Yuden Co. Ltd.	3,800	98,078
Takachiho Koheki Co. Ltd.	500	6,946
Takadakiko Co. Ltd.	100	1,646
Takamatsu Construction Group Co. Ltd.	1,000	13,003
Takano Co. Ltd.	400	1,856
Takaoka Toko Co. Ltd.	400	4,882
Taka-Q Co. Ltd.*	500	275
Takara & Co. Ltd.	700	10,332
Takara Bio, Inc.	3,100	36,199
Takara Holdings, Inc.	6,000	43,899
Takara Standard Co. Ltd.	2,500	22,396
Takasago International Corp.	800	14,653
Takasago Thermal Engineering Co. Ltd.(x)	1,900	22,369
Takashima & Co. Ltd.	200	3,385
Takashimaya Co. Ltd.	5,300	62,745
Take And Give Needs Co. Ltd.*	600	6,763
Takeda Pharmaceutical Co. Ltd.(x)	58,800	1,527,163
Takihyo Co. Ltd.	200	1,056
Takuma Co. Ltd.	4,000	34,330
Tamron Co. Ltd.	1,200	24,102
Tamura Corp.	3,000	14,197
Tanaka Co. Ltd.	300	1,151
Tanseisha Co. Ltd.	1,950	10,253
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	6,032
Taya Co. Ltd.*	200	736

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Tayca Corp.	1,000	$8,480
TBK Co. Ltd.	1,000	2,019
TBS Holdings, Inc.	3,700	40,528
TDC Soft, Inc.	800	6,850
TDK Corp.	11,100	336,842
Teac Corp.*	600	458
TechMatrix Corp.	2,400	27,623
TechnoPro Holdings, Inc.	4,500	94,599
Teijin Ltd.(x)	5,200	50,450
Teikoku Electric Manufacturing Co. Ltd.	800	10,104
Teikoku Sen-I Co. Ltd.	1,000	10,697
Teikoku Tsushin Kogyo Co. Ltd.	400	3,937
Tekken Corp.	800	9,816
Ten Allied Co. Ltd.*	800	1,427
Tenma Corp.	1,100	14,546
TerraSky Co. Ltd.*	1,100	14,232
Terumo Corp.(x)	20,500	578,481
T-Gaia Corp.	600	6,800
THK Co. Ltd.	4,000	69,208
Tigers Polymer Corp.	600	1,671
TIS, Inc.	6,900	183,212
Titan Kogyo Ltd.	100	1,092
TKC Corp.	1,800	42,735
Toa Corp./Hyogo	1,000	5,285
Toa Corp./Tokyo	1,100	18,936
TOA ROAD Corp.	200	8,053
Toabo Corp.	400	926
Toagosei Co. Ltd.	3,900	29,131
Tobishima Corp.	800	5,741
Tobu Railway Co. Ltd.	6,800	160,431
TOC Co. Ltd.	4,700	22,749
Tocalo Co. Ltd.(x)	2,400	19,469
Tochigi Bank Ltd. (The)	6,000	11,376
Toda Corp.(x)	8,800	45,325
Toda Kogyo Corp.*	100	1,795
Toei Co. Ltd.(x)	200	23,831
Toenec Corp.	200	4,711
Toho Bank Ltd. (The)	10,000	14,003
Toho Co. Ltd.	4,100	147,750
Toho Co. Ltd./Kobe	400	4,400
Toho Gas Co. Ltd.	3,700	73,167
Toho Holdings Co. Ltd.	1,900	25,476
Toho Titanium Co. Ltd.	2,100	34,384
Toho Zinc Co. Ltd.	700	10,537
Tohoku Bank Ltd. (The)	600	3,936
Tohoku Electric Power Co., Inc.(x)	11,700	55,086
Tohto Suisan Co. Ltd.	200	6,198
Tokai Carbon Co. Ltd.	6,400	43,423
TOKAI Holdings Corp.	2,000	12,046
Tokai Rika Co. Ltd.(x)	2,900	27,641
Tokai Senko KK	100	777
Tokai Tokyo Financial Holdings, Inc.(x)	9,600	23,439
Token Corp.	520	28,845
Tokio Marine Holdings, Inc.	70,800	1,258,372
Tokushu Tokai Paper Co. Ltd.	800	16,353
Tokuyama Corp.(x)	2,200	26,516
Tokyo Century Corp.	1,400	44,698
Tokyo Electric Power Co. Holdings, Inc.*	54,600	173,522
Tokyo Electron Ltd.	4,800	1,188,437
Tokyo Energy & Systems, Inc.	1,000	6,683
Tokyo Gas Co. Ltd.	13,500	228,000
Tokyo Individualized Educational Institute, Inc.	900	3,423
Tokyo Keiki, Inc.	800	6,700
Tokyo Kikai Seisakusho Ltd.(x)*	300	1,260
Tokyo Kiraboshi Financial Group, Inc.	1,451	21,314
Tokyo Ohka Kogyo Co. Ltd.	1,300	54,392
Tokyo Rakutenchi Co. Ltd.	200	5,448
Tokyo Rope Manufacturing Co. Ltd.	800	4,730
Tokyo Sangyo Co. Ltd.	1,000	5,224
Tokyo Seimitsu Co. Ltd.	800	23,454
Tokyo Steel Manufacturing Co. Ltd.(x)	3,800	33,181
Tokyo Tatemono Co. Ltd.	7,591	108,122
Tokyo Tekko Co. Ltd.	400	3,608
Tokyo Theatres Co., Inc.	400	3,211
Tokyotokeiba Co. Ltd.	800	22,866
Tokyu Construction Co. Ltd.	4,940	21,567
Tokyu Corp.(x)	18,000	205,115
Tokyu Fudosan Holdings Corp.	20,000	104,298
Toli Corp.	3,000	4,149
Tomato Bank Ltd.	400	2,793
Tomen Devices Corp.	100	3,653
Tomoe Corp.	1,800	5,044
Tomoe Engineering Co. Ltd.	400	6,811
Tomoegawa Co. Ltd.	400	2,117
Tomoku Co. Ltd.	800	7,873
TOMONY Holdings, Inc.	9,400	20,156
Tomy Co. Ltd.(x)	3,700	31,716
Tonami Holdings Co. Ltd.	200	4,864
Top Culture Co. Ltd.*	400	581
Topcon Corp.	2,800	31,307
Toppan, Inc.	9,200	137,286
Topre Corp.	2,500	19,208
Topy Industries Ltd.	1,000	10,023
Toray Industries, Inc.(x)	49,800	244,422
Toridoll Holdings Corp.(x)	2,200	45,487
Torigoe Co. Ltd. (The)	1,200	5,481
Torii Pharmaceutical Co. Ltd.	800	15,959
Torishima Pump Manufacturing Co. Ltd.	1,500	13,833
Tose Co. Ltd.	300	1,621
Toshiba Corp.(x)	12,300	438,092
Toshiba TEC Corp.	600	15,539
Tosoh Corp.(x)	10,700	119,481
Totetsu Kogyo Co. Ltd.	1,000	16,030
TOTO Ltd.	5,400	180,312
Totoku Electric Co. Ltd.	100	1,461
Tottori Bank Ltd. (The)	300	2,258
Toukei Computer Co. Ltd.	200	8,371
Tow Co. Ltd.	1,200	2,524
Towa Bank Ltd. (The)	1,300	4,610
Towa Corp.	1,200	13,330
Towa Pharmaceutical Co. Ltd.(x)	1,800	26,309
Toyo Construction Co. Ltd.	3,600	21,193
Toyo Corp.	1,600	13,371
Toyo Denki Seizo KK	400	2,387
Toyo Engineering Corp.*	1,600	6,202
Toyo Ink SC Holdings Co. Ltd.	200	2,629
Toyo Kanetsu KK	600	10,195
Toyo Logistics Co. Ltd.	1,000	1,818
Toyo Machinery & Metal Co. Ltd.	1,000	3,880
Toyo Securities Co. Ltd.	4,000	7,224
Toyo Seikan Group Holdings Ltd.	4,800	57,931
Toyo Shutter Co. Ltd.	200	732
Toyo Sugar Refining Co. Ltd.	200	1,166
Toyo Suisan Kaisha Ltd.	3,500	144,237
Toyo Tanso Co. Ltd.	700	15,924
Toyo Tire Corp.	5,000	54,348
Toyo Wharf & Warehouse Co. Ltd.	300	2,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Toyobo Co. Ltd.	1,700	$12,178
Toyoda Gosei Co. Ltd.(x)	2,400	36,310
Toyota Boshoku Corp.(x)	1,800	22,092
Toyota Industries Corp.	5,700	271,583
Toyota Motor Corp.	363,640	4,733,441
Toyota Tsusho Corp.	7,800	242,121
TPR Co. Ltd.	1,500	12,344
Transcosmos, Inc.	1,600	41,369
Trend Micro, Inc.	3,400	184,138
Trusco Nakayama Corp.	1,400	19,310
TS Tech Co. Ltd.	4,600	45,200
TSI Holdings Co. Ltd.	4,825	13,055
Tsubakimoto Chain Co.	1,200	25,340
Tsubakimoto Kogyo Co. Ltd.	200	5,029
Tsudakoma Corp.*	300	971
Tsugami Corp.	3,000	24,330
Tsukamoto Corp. Co. Ltd.	200	1,500
Tsukishima Kikai Co. Ltd.	2,000	12,163
Tsukuba Bank Ltd.	5,400	6,917
Tsumura & Co.	2,700	57,434
Tsuruha Holdings, Inc.	1,500	87,652
Tsutsumi Jewelry Co. Ltd.	500	6,956
TV Asahi Holdings Corp.	400	3,878
Tv Tokyo Holdings Corp.	500	6,531
TYK Corp.	1,000	1,777
UACJ Corp.	1,226	17,014
UBE Corp.(x)	900	12,060
Uchida Yoko Co. Ltd.	400	12,136
Ueki Corp.	200	1,708
Ulvac, Inc.	1,200	42,690
Unicafe, Inc.	300	1,921
Unicharm Corp.	15,000	490,303
Uniden Holdings Corp.	300	8,479
Unipres Corp.	1,600	9,830
United Arrows Ltd.	1,100	13,827
United Super Markets Holdings, Inc.	3,520	25,561
Unitika Ltd.*	2,900	5,979
Ushio, Inc.	3,900	40,559
USS Co. Ltd.	7,300	112,354
UT Group Co. Ltd.	1,600	25,971
Valor Holdings Co. Ltd.	2,400	29,530
Valqua Ltd.	1,000	17,355
Vision, Inc.*	2,900	27,507
Vital KSK Holdings, Inc.	2,300	10,327
Wacoal Holdings Corp.(x)	500	7,422
Wacom Co. Ltd.	8,000	38,849
Wakachiku Construction Co. Ltd.	700	10,829
Wakamoto Pharmaceutical Co. Ltd.*	1,000	1,646
Warabeya Nichiyo Holdings Co. Ltd.	700	10,735
WATAMI Co. Ltd.*	1,400	8,745
Weathernews, Inc.	300	15,425
Welcia Holdings Co. Ltd.	3,000	63,034
West Japan Railway Co.	7,400	283,605
Wood One Co. Ltd.	400	2,857
W-Scope Corp.(x)*	3,400	31,145
Xebio Holdings Co. Ltd.	1,400	9,337
YAC Holdings Co. Ltd.	500	4,171
Yahagi Construction Co. Ltd.	1,700	8,655
Yaizu Suisankagaku Industry Co. Ltd.	600	3,595
Yakult Honsha Co. Ltd.	5,000	290,748
YAMABIKO Corp.	2,000	15,289
Yamada Holdings Co. Ltd.	22,372	73,432
Yamagata Bank Ltd. (The)	1,400	9,633
Yamaguchi Financial Group, Inc.(x)	4,000	21,245
Yamaha Corp.(x)	4,200	149,577
Yamaha Motor Co. Ltd.	8,500	159,281
Yamaichi Electronics Co. Ltd.	1,200	14,866
YA-MAN Ltd.(x)	3,200	25,858
Yamanashi Chuo Bank Ltd. (The)	1,400	11,147
Yamashita Health Care Holdings, Inc.	100	1,041
Yamatane Corp.	600	6,589
Yamato Corp.	1,000	5,375
Yamato Holdings Co. Ltd.	9,900	148,201
Yamato International, Inc.	700	1,243
Yamato Kogyo Co. Ltd.	1,200	36,471
Yamaura Corp.	500	3,291
Yamaya Corp.	110	1,882
Yamazaki Baking Co. Ltd.	2,900	33,331
Yamazawa Co. Ltd.	300	2,556
Yamazen Corp.	4,700	29,594
Yaskawa Electric Corp.	7,600	219,383
Yasuda Logistics Corp.	1,000	6,263
Yellow Hat Ltd.	2,200	27,261
Yodogawa Steel Works Ltd.(x)	1,800	29,571
Yokogawa Bridge Holdings Corp.	2,000	26,334
Yokogawa Electric Corp.	6,400	100,855
Yokohama Rubber Co. Ltd. (The)	2,800	43,057
Yokorei Co. Ltd.	2,600	15,843
Yokowo Co. Ltd.	1,000	13,059
Yomeishu Seizo Co. Ltd.	500	6,156
Yondenko Corp.	400	4,866
Yondoshi Holdings, Inc.	900	10,694
Yorozu Corp.	700	3,877
Yoshinoya Holdings Co. Ltd.	3,000	48,691
Yuasa Trading Co. Ltd.	1,200	29,051
Yuken Kogyo Co. Ltd.	200	2,425
Yurtec Corp.	2,000	9,755
Yushin Precision Equipment Co. Ltd.	1,200	5,853
Yushiro Chemical Industry Co. Ltd.	600	3,415
YU-WA Creation Holdings Co. Ltd.	700	993
Z Holdings Corp.	105,400	273,880
Zappallas, Inc.	1,000	2,281
Zenkoku Hosho Co. Ltd.	2,400	79,430
Zenrin Co. Ltd.(x)	2,550	15,717
Zensho Holdings Co. Ltd.(x)	3,200	79,348
Zeon Corp.	7,000	61,972
Zeria Pharmaceutical Co. Ltd.	1,100	15,667
Zojirushi Corp.	1,800	19,422
ZOZO, Inc.	4,800	95,726
Zuken, Inc.	800	19,354

		129,209,299

Mexico (0.2%)
Fresnillo plc	9,528	81,415
Grupo Televisa SAB (ADR)	286,700	1,542,446

		1,623,861

Netherlands (5.1%)
Adyen NV(m)*	2,362	2,938,442
ASML Holding NV	33,207	13,773,973
EXOR NV*	89,800	5,762,796
ING Groep NV	308,499	2,645,167
Koninklijke Ahold Delhaize NV	83,348	2,122,369
Koninklijke Philips NV	202,063	3,121,175
Shell plc	464,276	11,551,325

		41,915,247

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)(x)*	31,169	107,853
Chorus Ltd.	8,126	34,124
Fisher & Paykel Healthcare Corp. Ltd.(x)	7,356	75,965
Fletcher Building Ltd.	17,976	48,841
Xero Ltd.*	6,287	288,934

		555,717

Nigeria (0.0%)†
Airtel Africa plc(m)	51,559	74,415

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
South Africa (0.3%)
Anglo American plc	77,306	$2,335,289

South Korea (0.7%)
NAVER Corp.	21,705	2,892,762
Samsung Electronics Co. Ltd. (Preference)(q)	98,200	3,195,282

		6,088,044

Spain (1.8%)
Amadeus IT Group SA*	66,793	3,091,778
Banco Bilbao Vizcaya Argentaria SA	497,873	2,236,227
Banco Santander SA	1,376,851	3,200,144
Iberdrola SA	481,317	4,474,504
Industria de Diseno Textil SA	90,411	1,867,475

		14,870,128

Sweden (1.3%)
H & M Hennes & Mauritz AB, Class B(x)	354,562	3,276,871
SKF AB, Class B	282,500	3,777,577
Volvo AB, Class B	228,100	3,218,547

		10,272,995

Switzerland (2.1%)
Cie Financiere Richemont SA (Registered)	14,900	1,398,116
Credit Suisse Group AG (Registered)	1,318,718	5,197,210
Holcim AG*	111,679	4,556,253
Novartis AG (Registered)	34,000	2,591,930
Schindler Holding AG	8,000	1,240,948
Swatch Group AG (The)	9,716	2,182,016

		17,166,473

United Kingdom (16.2%)
3i Group plc	63,724	765,145
Admiral Group plc	16,922	359,129
Ashtead Group plc	78,650	3,511,398
Associated British Foods plc	25,090	349,795
AstraZeneca plc	93,762	10,311,013
Auto Trader Group plc(m)	66,493	376,999
AVEVA Group plc	8,401	292,663
Aviva plc	173,399	744,783
B&M European Value Retail SA	56,004	190,171
BAE Systems plc	192,311	1,689,612
Barclays plc	1,028,632	1,639,964
Barratt Developments plc	52,684	199,566
Berkeley Group Holdings plc	4,206	154,174
BP plc	1,189,391	5,655,976
British American Tobacco plc	139,880	5,002,025
British Land Co. plc (The) (REIT)	54,125	208,859
BT Group plc	447,983	605,702
Bunzl plc	20,769	632,045
Burberry Group plc	24,656	491,668
Centrica plc*	324,639	255,538
CNH Industrial NV	441,000	4,923,361
Compass Group plc	181,759	3,633,219
ConvaTec Group plc(m)	84,786	192,164
Croda International plc	8,460	604,334
DCC plc	5,604	291,545
Dechra Pharmaceuticals plc	6,774	196,308
Diageo plc	142,276	5,963,605
DS Smith plc	87,864	249,485
Entain plc	35,012	420,449
Experian plc	56,157	1,646,367
Frasers Group plc*	7,567	56,480
Haleon plc*	308,738	955,264
Halma plc	22,889	515,390
Harbour Energy plc	43,510	216,710
Hargreaves Lansdown plc	21,726	208,533
HomeServe plc	17,054	225,349
HSBC Holdings plc	1,246,804	6,460,823
Imperial Brands plc	62,921	1,298,424
Informa plc	509,539	2,935,495
InterContinental Hotels Group plc	12,668	607,755
Intermediate Capital Group plc	15,191	165,377
International Consolidated Airlines Group SA(x)*	244,296	254,599
Intertek Group plc	9,111	374,832
J Sainsbury plc	113,698	219,600
JD Sports Fashion plc	156,770	171,226
Kingfisher plc	123,753	300,620
Land Securities Group plc (REIT)	38,102	219,144
Legal & General Group plc	348,727	834,507
Liberty Global plc, Class A*	175,983	2,743,575
Linde plc(x)	40,575	11,095,919
Lloyds Banking Group plc	19,757,616	9,026,567
London Stock Exchange Group plc	22,703	1,914,396
M&G plc	186,768	343,842
Melrose Industries plc	273,078	304,899
National Grid plc	230,565	2,379,394
NatWest Group plc	303,519	757,474
Next plc	8,467	449,858
Ocado Group plc*	33,250	172,657
Pearson plc	49,633	475,671
Persimmon plc	16,024	220,601
Phoenix Group Holdings plc	35,637	207,484
Reckitt Benckiser Group plc	63,769	4,214,583
RELX plc	110,085	2,687,464
Rentokil Initial plc	125,685	663,667
Rightmove plc	63,992	339,424
Rolls-Royce Holdings plc*	1,458,765	1,121,056
RS Group plc	30,345	323,822
Sage Group plc (The)	75,205	578,608
Schroders plc	893,453	3,868,184
Segro plc (REIT)	71,665	600,499
Severn Trent plc	16,966	443,515
Smith & Nephew plc	61,161	705,605
Smiths Group plc	109,794	1,840,097
Spirax-Sarco Engineering plc	4,477	514,275
SSE plc	64,460	1,092,923
St James’s Place plc	37,996	433,422
Standard Chartered plc	157,127	988,303
Taylor Wimpey plc	192,890	188,098
Tesco plc	450,270	1,030,992
Unilever plc (Cboe Europe)	119,331	5,262,930
Unilever plc (London Stock Exchange)	36,246	1,594,819
UNITE Group plc (The) (REIT)	18,779	178,075
United Utilities Group plc	48,838	483,623
Virgin Money UK plc (CHDI)(x)	42,653	57,183
Vodafone Group plc	1,671,881	1,883,003
Whitbread plc	14,521	370,801
WPP plc	454,624	3,762,219

		132,896,717

United States (1.7%)
Amcor plc (CHDI)	28,100	298,402
Block, Inc. (CRDI)*	1,701	88,089
GSK plc	246,990	3,602,594
James Hardie Industries plc (CHDI)	19,668	383,052
News Corp. (CHDI), Class B	2,956	44,120
Reliance Worldwide Corp. Ltd.	24,282	51,917
ResMed, Inc. (CHDI)	19,152	411,564
Roche Holding AG	4,400	1,434,660
Schneider Electric SE	46,252	5,189,053
Sims Ltd.(x)	6,752	56,997

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Stellantis NV	183,611	$2,168,214

		13,728,662

Total Common Stocks (88.6%) (Cost $826,857,048)		726,912,458

CLOSED END FUNDS:
United Kingdom (0.1%)
F&C Investment Trust plc	8,639	85,633
Scottish Mortgage Investment Trust plc	90,440	778,486

		864,119

United States (0.0%)†
Pershing Square Holdings Ltd	6,045	181,728

Total Closed End Funds (0.1%) (Cost $847,179)		1,045,847

SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.4%)
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $8,214,182, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $8,376,393.(xx)	8,212,150	8,212,150
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $4,002,489, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $4,384,200.(xx)	4,000,000	4,000,000
Societe Generale SA, 2.96%, dated 9/30/22, due 10/7/22, repurchase price $1,000,576, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 7/31/23-5/31/29; total market value $1,020,000.(xx)	1,000,000	1,000,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $1,100,281, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $1,222,171. (xx)	1,100,000	1,100,000
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $463,904, collateralized by various Common Stocks; total market value $510,295.(xx)	463,782	463,782

Total Repurchase Agreements		19,775,932

Total Short-Term Investments (3.0%) (Cost $24,775,932)		24,775,932

Total Investments in Securities (91.7%) (Cost $852,480,159)		752,734,237
Other Assets Less Liabilities (8.3%)		67,698,139

Net Assets (100%)		$820,432,376

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $9,398,424 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $35,178,262. This was collateralized by $12,088,729 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/6/22 - 5/15/52 and by cash of $24,775,932 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CRDI — CREST Depository Interest

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

EUR — European Currency Unit

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Sector Weightings as of September 30, 2022	Market Value	% of Net Assets
Consumer Discretionary	$129,999,909	15.8%
Financials	126,328,552	15.4
Industrials	105,779,622	12.9
Information Technology	72,122,327	8.8
Materials	69,138,704	8.4
Consumer Staples	66,010,851	8.1
Health Care	62,377,402	7.6
Communication Services	39,524,604	4.8
Energy	33,644,995	4.1
Repurchase Agreements	19,775,932	2.4
Utilities	13,864,961	1.7
Real Estate	8,120,531	1.0
Investment Company	5,000,000	0.6
Closed End Funds	1,045,847	0.1
Cash and Other	67,698,139	8.3

		100.0%

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,052	12/2022	EUR	34,178,068	(3,066,912)
FTSE 100 Index	279	12/2022	GBP	21,539,874	(1,707,333)
SPI 200 Index	80	12/2022	AUD	8,271,954	(664,715)
TOPIX Index	167	12/2022	JPY	21,185,103	(841,036)

					(6,279,996)

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	756,189	AUD	1,119,068	Deutsche Bank AG	12/16/2022	39,466
USD	39,629,150	EUR	39,682,126	HSBC Bank plc	12/16/2022	514,207

Total unrealized appreciation						553,673

USD	32,254	HKD	253,194	JPMorgan Chase Bank	10/5/2022	(1)
AUD	12,928,542	USD	8,797,485	HSBC Bank plc	12/16/2022	(517,215)
EUR	763,785	USD	761,658	Deutsche Bank AG	12/16/2022	(8,790)
GBP	17,344,488	USD	19,984,683	Citibank NA	12/16/2022	(597,375)
GBP	633,342	USD	728,894	HSBC Bank plc	12/16/2022	(20,957)
JPY	2,780,332,547	USD	19,955,404	Citibank NA	12/16/2022	(583,303)
USD	592,584	EUR	603,594	HSBC Bank plc	12/16/2022	(2,382)

Total unrealized depreciation						(1,730,023)

Net unrealized depreciation						(1,176,350)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Closed End Funds	$—	$1,045,847	$—	$1,045,847
Common Stocks
Australia	—	62,210,948	40,050	62,250,998
Austria	—	481,393	—	481,393
Belgium	—	7,206,729	—	7,206,729
Burkina Faso	—	198,210	—	198,210
Canada	4,407,255	—	—	4,407,255
Chile	—	268,773	—	268,773
China	2,388,600	15,412,864	—	17,801,464
Denmark	—	2,445,619	—	2,445,619
Finland	—	6,026,174	—	6,026,174
France	—	110,560,029	—	110,560,029
Germany	—	111,151,022	—	111,151,022
Hong Kong	—	5,494,331	—	5,494,331
India	—	1,534,930	—	1,534,930
Indonesia	—	19,200	—	19,200
Ireland	4,136,136	6,749,105	—	10,885,241
Italy	—	15,444,243	—	15,444,243
Japan	—	129,044,660	164,639	129,209,299
Mexico	1,542,446	81,415	—	1,623,861
Netherlands	—	41,915,247	—	41,915,247
New Zealand	—	555,717	—	555,717
Nigeria	—	74,415	—	74,415
South Africa	—	2,335,289	—	2,335,289
South Korea	—	6,088,044	—	6,088,044
Spain	—	14,870,128	—	14,870,128
Sweden	—	10,272,995	—	10,272,995
Switzerland	—	17,166,473	—	17,166,473
United Kingdom	2,743,575	130,153,142	—	132,896,717
United States	—	13,728,662	—	13,728,662
Forward Currency Contracts	—	553,673	—	553,673
Short-Term Investments
Investment Company	5,000,000	—	—	5,000,000
Repurchase Agreements	—	19,775,932	—	19,775,932

Total Assets	$20,218,012	$732,865,209	$204,689	$753,287,910

Liabilities:
Forward Currency Contracts	$—	$(1,730,023)	$—	$(1,730,023)
Futures	(6,279,996)	—	—	(6,279,996)

Total Liabilities	$(6,279,996)	$(1,730,023)	$—	$(8,010,019)

Total	$13,938,016	$731,135,186	$204,689	$745,277,891

(a)	Securities with market value of $164,638 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,657,092
Aggregate gross unrealized depreciation	(215,409,547)

Net unrealized depreciation	$(119,752,455)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$865,030,346

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.6%)
Interactive Media & Services (1.2%)
Meta Platforms, Inc., Class A*	22,476	$3,049,543

Media (1.2%)
Comcast Corp., Class A	97,557	2,861,347

Wireless Telecommunication Services (1.2%)
T-Mobile US, Inc.*	22,911	3,073,969

Total Communication Services		8,984,859

Consumer Discretionary (6.4%)
Automobiles (1.6%)
General Motors Co.	122,519	3,931,635

Hotels, Restaurants & Leisure (3.1%)
Booking Holdings, Inc.*	2,567	4,218,120
Las Vegas Sands Corp.*	90,900	3,410,568

		7,628,688

Internet & Direct Marketing Retail (0.3%)
eBay, Inc.	22,777	838,422

Specialty Retail (0.6%)
Ross Stores, Inc.	17,649	1,487,281

Textiles, Apparel & Luxury Goods (0.8%)
Ralph Lauren Corp.	23,195	1,969,951

Total Consumer Discretionary		15,855,977

Consumer Staples (6.9%)
Beverages (1.2%)
Coca-Cola Co. (The)	50,943	2,853,827

Food Products (0.7%)
Kraft Heinz Co. (The)	52,668	1,756,478

Household Products (1.6%)
Kimberly-Clark Corp.	36,013	4,052,903

Personal Products (0.9%)
Haleon plc*	693,541	2,145,879

Tobacco (2.5%)
Philip Morris International, Inc.	74,682	6,199,353

Total Consumer Staples		17,008,440

Energy (11.6%)
Oil, Gas & Consumable Fuels (11.6%)
Chevron Corp.	44,870	6,446,473
ConocoPhillips	38,968	3,987,985
Devon Energy Corp.	42,348	2,546,385
Exxon Mobil Corp.	22,815	1,991,978
Hess Corp.	34,175	3,724,733
Marathon Oil Corp.	126,133	2,848,083
Pioneer Natural Resources Co.	12,374	2,679,342
Suncor Energy, Inc.	159,626	4,493,472

Total Energy		28,718,451

Financials (21.3%)
Banks (12.7%)
Bank of America Corp.	223,013	6,734,993
Citigroup, Inc.	88,533	3,689,170
Citizens Financial Group, Inc.	87,296	2,999,491
Fifth Third Bancorp	93,872	3,000,149
Huntington Bancshares, Inc.	223,137	2,940,946
JPMorgan Chase & Co.	26,724	2,792,658
M&T Bank Corp.	16,933	2,985,626
Wells Fargo & Co.	158,183	6,362,120

		31,505,153

Capital Markets (4.4%)
Goldman Sachs Group, Inc. (The)	12,459	3,651,110
Morgan Stanley	36,509	2,884,576
State Street Corp.	71,146	4,326,388

		10,862,074

Insurance (4.2%)
Allstate Corp. (The)	21,192	2,639,040
American International Group, Inc.	109,576	5,202,669
MetLife, Inc.	44,244	2,689,150

		10,530,859

Total Financials		52,898,086

Health Care (18.8%)
Health Care Equipment & Supplies (2.8%)
Becton Dickinson and Co.	13,291	2,961,634
Dentsply Sirona, Inc.	33,044	936,797
Medtronic plc	37,468	3,025,541

		6,923,972

Health Care Providers & Services (10.1%)
CVS Health Corp.	55,261	5,270,242
Elevance Health, Inc.	14,525	6,597,836
HCA Healthcare, Inc.	15,212	2,795,813
Henry Schein, Inc.*	37,532	2,468,480
Humana, Inc.	5,222	2,533,662
McKesson Corp.	10,477	3,560,818
Universal Health Services, Inc., Class B	21,269	1,875,500

		25,102,351

Pharmaceuticals (5.9%)
Bristol-Myers Squibb Co.	43,567	3,097,178
Johnson & Johnson	27,877	4,553,987
Merck & Co., Inc.	43,441	3,741,139
Sanofi (ADR)	81,861	3,112,355

		14,504,659

Total Health Care		46,530,982

Industrials (11.8%)
Aerospace & Defense (0.9%)
Textron, Inc.	38,524	2,244,408

Air Freight & Logistics (1.6%)
FedEx Corp.	27,023	4,012,105

Building Products (1.9%)
Johnson Controls International plc	97,193	4,783,840

Electrical Equipment (3.2%)
Eaton Corp. plc	33,146	4,420,350
Emerson Electric Co.	49,313	3,610,698

		8,031,048

Industrial Conglomerates (1.0%)
General Electric Co.	37,730	2,335,864

Machinery (3.2%)
Caterpillar, Inc.	23,305	3,823,885
Westinghouse Air Brake Technologies Corp.	49,306	4,011,043

		7,834,928

Total Industrials		29,242,193

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (10.6%)
Communications Equipment (2.9%)
Cisco Systems, Inc.	122,587	$4,903,480
F5, Inc.*	15,343	2,220,592

		7,124,072

IT Services (2.8%)
Cognizant Technology Solutions Corp., Class A	66,468	3,817,922
DXC Technology Co.*	133,014	3,256,183

		7,074,105

Semiconductors & Semiconductor Equipment (3.3%)
Intel Corp.	47,138	1,214,746
NXP Semiconductors NV	27,554	4,064,491
QUALCOMM, Inc.	24,739	2,795,012

		8,074,249

Software (1.6%)
Microsoft Corp.	16,994	3,957,903

Total Information Technology		26,230,329

Materials (3.6%)
Chemicals (2.2%)
CF Industries Holdings, Inc.	33,898	3,262,683
Corteva, Inc.	38,349	2,191,645

		5,454,328

Containers & Packaging (1.4%)
International Paper Co.	108,779	3,448,294

Total Materials		8,902,622

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Host Hotels & Resorts, Inc. (REIT)	118,187	1,876,809

Total Real Estate		1,876,809

Utilities (1.2%)
Electric Utilities (1.2%)
PPL Corp.	121,031	3,068,136

Total Utilities		3,068,136

Total Common Stocks (96.5%) (Cost $192,926,390)		239,316,884

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	1,667,303	1,667,970

Total Short-Term Investment (0.7%) (Cost $1,667,691)		1,667,970

Total Investments in Securities (97.2%) (Cost $194,594,081)		240,984,854
Other Assets Less Liabilities (2.8%)		7,009,592

Net Assets (100%)		$247,994,446

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	62,383	USD	59,901	Goldman Sachs International	10/14/2022	1,279
GBP	26,181	USD	28,459	Royal Bank of Canada	10/14/2022	780
USD	219,913	CAD	296,897	CIBC World Markets, Inc.	10/14/2022	4,985
USD	2,591,486	CAD	3,366,485	Royal Bank of Canada	10/14/2022	154,441
USD	1,722,125	EUR	1,698,801	CIBC World Markets, Inc.	10/14/2022	56,063
USD	46,117	GBP	40,399	Deutsche Bank AG	10/14/2022	1,000
USD	1,057,366	GBP	905,071	Royal Bank of Canada	10/14/2022	46,589

Total unrealized appreciation						265,137

CAD	456,541	USD	334,881	CIBC World Markets, Inc.	10/14/2022	(4,385)
CAD	95,257	USD	71,703	Deutsche Bank AG	10/14/2022	(2,745)
EUR	48,144	USD	47,450	Deutsche Bank AG	10/14/2022	(233)
EUR	38,477	USD	38,456	JPMorgan Chase Bank	10/14/2022	(721)
GBP	24,968	USD	28,565	Deutsche Bank AG	10/14/2022	(680)
USD	35,063	EUR	36,161	CIBC World Markets, Inc.	10/14/2022	(401)
USD	77,599	GBP	72,475	Deutsche Bank AG	10/14/2022	(3,341)

Total unrealized depreciation						(12,506)

Net unrealized appreciation						252,631

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,984,859	$—	$—	$8,984,859
Consumer Discretionary	15,855,977	—	—	15,855,977
Consumer Staples	14,862,561	2,145,879	—	17,008,440
Energy	28,718,451	—	—	28,718,451
Financials	52,898,086	—	—	52,898,086
Health Care	46,530,982	—	—	46,530,982
Industrials	29,242,193	—	—	29,242,193
Information Technology	26,230,329	—	—	26,230,329
Materials	8,902,622	—	—	8,902,622
Real Estate	1,876,809	—	—	1,876,809
Utilities	3,068,136	—	—	3,068,136
Forward Currency Contracts	—	265,137	—	265,137
Short-Term Investment
Investment Company	1,667,970	—	—	1,667,970

Total Assets	$238,838,975	$2,411,016	$—	$241,249,991

Liabilities:
Forward Currency Contracts	$—	$(12,506)	$—	$(12,506)

Total Liabilities	$—	$(12,506)	$—	$(12,506)

Total	$238,838,975	$2,398,510	$—	$241,237,485

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,322,235
Aggregate gross unrealized depreciation	(14,725,364)

Net unrealized appreciation	$45,596,871

Federal income tax cost of investments in securities and derivative instruments, if applicable	$195,640,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.2%)
StoneCo Ltd., Class A*	74,755	$712,415

China (5.5%)
JD.com, Inc. (ADR)	266,887	13,424,416
Meituan, Class B(m)*	98,500	2,064,470
Tencent Holdings Ltd.	23,600	797,019

		16,285,905

Denmark (3.0%)
Novo Nordisk A/S, Class B	91,101	9,080,401

France (13.0%)
Airbus SE	127,766	11,037,995
Dassault Systemes SE	35,366	1,215,660
EssilorLuxottica SA	7,047	954,837
Kering SA	19,201	8,491,041
LVMH Moet Hennessy Louis Vuitton SE	28,622	16,825,013

		38,524,546

Germany (1.4%)
SAP SE	49,525	4,082,583

India (6.1%)
DLF Ltd.	2,548,328	11,068,194
ICICI Bank Ltd. (ADR)	335,622	7,037,993

		18,106,187

Italy (0.5%)
Brunello Cucinelli SpA	30,664	1,492,774

Japan (8.6%)
FANUC Corp.	5,182	716,867
Keyence Corp.	26,056	8,650,669
Murata Manufacturing Co. Ltd.	171,851	7,893,963
Nidec Corp.	50,628	2,851,978
Omron Corp.	29,300	1,335,426
TDK Corp.	134,300	4,075,483

		25,524,386

Netherlands (0.9%)
ASML Holding NV	6,445	2,673,330

Spain (0.3%)
Amadeus IT Group SA*	20,124	931,519

Sweden (3.6%)
Assa Abloy AB, Class B	253,907	4,744,860
Atlas Copco AB, Class A	634,442	5,875,054

		10,619,914

Switzerland (0.8%)
Lonza Group AG (Registered)	4,897	2,381,455

United Kingdom (0.4%)
Farfetch Ltd., Class A*	145,660	1,085,167

United States (55.0%)
Adobe, Inc.*	29,478	8,112,345
Agilent Technologies, Inc.	42,598	5,177,787
Alphabet, Inc., Class A*	349,980	33,475,587
Amazon.com, Inc.*	29,105	3,288,865
Analog Devices, Inc.	104,097	14,504,876
Avantor, Inc.*	162,240	3,179,904
Boston Scientific Corp.*	22,030	853,222
Charles River Laboratories
International, Inc.*	7,476	1,471,277
Charter Communications, Inc., Class A*	1,977	599,723
Danaher Corp.	7,006	1,809,580
Datadog, Inc., Class A*	8,527	757,027
Dun & Bradstreet Holdings, Inc.	39,785	492,936
Ecolab, Inc.	5,680	820,306
Equifax, Inc.	34,755	5,958,050
Fidelity National Information Services, Inc.	18,725	1,415,048
IDEXX Laboratories, Inc.*	2,532	824,926
Illumina, Inc.*	11,817	2,254,565
Intuit, Inc.	42,945	16,633,457
Intuitive Surgical, Inc.*	10,427	1,954,437
IQVIA Holdings, Inc.*	15,188	2,751,154
Lam Research Corp.	813	297,558
Marriott International, Inc., Class A	11,455	1,605,304
Marvell Technology, Inc.	95,866	4,113,610
Meta Platforms, Inc., Class A*	81,323	11,033,905
Microsoft Corp.	19,402	4,518,726
NVIDIA Corp.	10,118	1,228,224
Omnicell, Inc.*	13,518	1,176,471
Phathom Pharmaceuticals, Inc.*	44,558	493,703
Qualtrics International, Inc., Class A*	77,312	787,036
S&P Global, Inc.	50,870	15,533,154
Splunk, Inc.*	20,799	1,564,085
United Parcel Service, Inc., Class B	52,572	8,492,481
Veracyte, Inc.*	1,128	18,725
Visa, Inc., Class A	32,279	5,734,364
Walt Disney Co. (The)*	6,710	632,954

		163,565,372

Total Investments in Securities (99.3%) (Cost $216,998,007)		295,065,954
Other Assets Less Liabilities (0.7%)		2,113,615

Net Assets (100%)		$297,179,569

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $2,064,470 or 0.7% of net assets.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of September 30, 2022	Market Value	% of Net Assets
Information Technology	$91,237,404	30.7%
Consumer Discretionary	49,231,887	16.6
Communication Services	46,539,188	15.7
Industrials	40,170,221	13.5
Health Care	33,427,607	11.2
Financials	22,571,147	7.6
Real Estate	11,068,194	3.7
Materials	820,306	0.3
Cash and Other	2,113,615	0.7

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$712,415	$—	$—	$712,415
China	13,424,416	2,861,489	—	16,285,905
Denmark	—	9,080,401	—	9,080,401
France	—	38,524,546	—	38,524,546
Germany	—	4,082,583	—	4,082,583
India	7,037,993	11,068,194	—	18,106,187
Italy	—	1,492,774	—	1,492,774
Japan	—	25,524,386	—	25,524,386
Netherlands	—	2,673,330	—	2,673,330
Spain	—	931,519	—	931,519
Sweden	—	10,619,914	—	10,619,914
Switzerland	—	2,381,455	—	2,381,455
United Kingdom	1,085,167	—	—	1,085,167
United States	163,565,372	—	—	163,565,372

Total Assets	$185,825,363	$109,240,591	$—	$295,065,954

Total Liabilities	$—	$—	$—	$—

Total	$185,825,363	$109,240,591	$—	$295,065,954

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,224,478
Aggregate gross unrealized depreciation	(22,426,461)

Net unrealized appreciation	$77,798,017

Federal income tax cost of investments in securities and derivative instruments, if applicable	$217,267,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.2%)
Alumina Ltd.	2,936,839	$2,353,319
Goodman Group (REIT)	204,264	2,040,891
Rio Tinto plc	29,838	1,616,131

		6,010,341

Canada (15.3%)
Agnico Eagle Mines Ltd.	78,221	3,304,722
Canadian Apartment Properties REIT (REIT)	59,300	1,807,312
Canfor Corp.*	206,937	3,012,635
Enbridge, Inc.	203,357	7,540,410
Interfor Corp.*	168,448	2,948,617
Keyera Corp.	189,892	3,909,602
Nutrien Ltd.	26,357	2,198,086
Pembina Pipeline Corp.	49,662	1,508,537
TC Energy Corp.	50,466	2,032,742

		28,262,663

Chile (2.1%)
Lundin Mining Corp.	757,990	3,830,145

China (2.2%)
ENN Energy Holdings Ltd.	54,400	723,869
Wilmar International Ltd.	1,278,900	3,404,837

		4,128,706

France (4.3%)
Gecina SA (REIT)	16,815	1,306,964
Vinci SA	83,463	6,704,201

		8,011,165

Hong Kong (2.9%)
Hang Lung Properties Ltd.	1,584,000	2,585,733
Link REIT (REIT)	255,900	1,786,093
Swire Properties Ltd.	503,600	1,082,197

		5,454,023

Japan (1.3%)
Mitsui Fudosan Co. Ltd.	51,500	981,701
Nippon Prologis REIT, Inc. (REIT)	644	1,404,656

		2,386,357

Malta (0.0%)
BGP Holdings plc(r)*	1,697,163	—

Mexico (1.4%)
Grupo Aeroportuario del Centro Norte SAB de CV (ADR)	20,911	1,048,477
Grupo Aeroportuario del Sureste SAB de CV (ADR)	7,681	1,506,782

		2,555,259

Netherlands (0.8%)
Shell plc	55,644	1,384,439

Singapore (0.7%)
Keppel DC REIT (REIT)	1,046,800	1,232,563

Spain (3.8%)
Aena SME SA(m)*	8,556	885,314
Cellnex Telecom SA(m)	144,943	4,468,790
Ferrovial SA	75,803	1,720,311

		7,074,415

Sweden (0.8%)
Castellum AB	131,280	1,454,646

United Kingdom (2.7%)
Capital & Counties Properties plc (REIT)	1,150,233	1,363,682
Derwent London plc (REIT)	51,519	1,151,736
National Grid plc	119,067	1,228,753
Segro plc (REIT)	150,165	1,258,271

		5,002,442

United States (57.9%)
Alexandria Real Estate Equities, Inc. (REIT)	24,757	3,470,684
American Homes 4 Rent (REIT), Class A	78,424	2,573,091
American Tower Corp. (REIT)	40,953	8,792,609
American Water Works Co., Inc.	30,355	3,951,007
Archer-Daniels-Midland Co.	8,463	680,848
CenterPoint Energy, Inc.	58,002	1,634,496
Cheniere Energy, Inc.	28,954	4,803,758
Chevron Corp.	11,769	1,690,852
ConocoPhillips	5,929	606,774
Crown Castle, Inc. (REIT)	20,922	3,024,275
CubeSmart (REIT)	54,569	2,186,034
Digital Realty Trust, Inc. (REIT)	27,054	2,683,216
Edison International	21,144	1,196,328
EOG Resources, Inc.	5,986	668,816
Equinix, Inc. (REIT)	5,139	2,923,269
Essential Utilities, Inc.	88,585	3,665,647
Exxon Mobil Corp.	25,768	2,249,804
Federal Realty Investment Trust (REIT)	24,297	2,189,646
FMC Corp.	24,923	2,634,361
Healthpeak Properties, Inc. (REIT)	122,802	2,814,622
Hess Corp.	9,989	1,088,701
Invitation Homes, Inc. (REIT)	66,613	2,249,521
Kilroy Realty Corp. (REIT)	53,364	2,247,158
Life Storage, Inc. (REIT)	19,986	2,213,649
Mid-America Apartment Communities, Inc. (REIT)	17,245	2,674,182
ONEOK, Inc.	22,456	1,150,646
Pebblebrook Hotel Trust (REIT)	59,219	859,268
PG&E Corp.*	375,959	4,699,488
Pioneer Natural Resources Co.	3,788	820,216
PotlatchDeltic Corp. (REIT)	53,374	2,190,469
Prologis, Inc. (REIT)	70,084	7,120,534
Rexford Industrial Realty, Inc. (REIT)	47,957	2,493,764
RLJ Lodging Trust (REIT)	219,181	2,218,112
SBA Communications Corp. (REIT)	5,418	1,542,234
Simon Property Group, Inc. (REIT)	56,728	5,091,338
STAG Industrial, Inc. (REIT)	86,909	2,470,823
Sun Communities, Inc. (REIT)	26,271	3,555,254
Targa Resources Corp.	50,352	3,038,240
UDR, Inc. (REIT)	61,168	2,551,317
Welltower, Inc. (REIT)	23,373	1,503,351
Williams Cos., Inc. (The)	35,710	1,022,377

		107,240,779

Total Investments in Securities (99.4%) (Cost $216,429,089)		184,027,943
Other Assets Less Liabilities (0.6%)		1,203,162

Net Assets (100%)		$185,231,105

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $5,354,104 or 2.9% of net assets.

(r)	Value determined using significant unobservable inputs.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Sector Weightings as of September 30, 2022	Market Value		% of Net Assets
Real Estate	$91,094,865		49.2%
Energy	33,515,914		18.1
Materials	21,898,016		11.8
Utilities	17,099,588		9.3
Industrials	11,865,085		6.4
Communication Services	4,468,790		2.4
Consumer Staples	4,085,685		2.2
Financials	0	##	0.0
Cash and Other	1,203,162		0.6

			100.0%

##	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$6,010,341	$—		$6,010,341
Canada	28,262,663	—	—		28,262,663
Chile	3,830,145	—	—		3,830,145
China	—	4,128,706	—		4,128,706
France	—	8,011,165	—		8,011,165
Hong Kong	—	5,454,023	—		5,454,023
Japan	—	2,386,357	—		2,386,357
Malta	—	—	—	(a)	—	(a)
Mexico	2,555,259	—	—		2,555,259
Netherlands	—	1,384,439	—		1,384,439
Singapore	—	1,232,563	—		1,232,563
Spain	—	7,074,415	—		7,074,415
Sweden	—	1,454,646	—		1,454,646
United Kingdom	—	5,002,442	—		5,002,442
United States	107,240,779	—	—		107,240,779

Total Assets	$141,888,846	$42,139,097	$—		$184,027,943

Total Liabilities	$—	$—	$—		$—

Total	$141,888,846	$42,139,097	$—		$184,027,943

(a)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,616,184
Aggregate gross unrealized depreciation	(40,449,831)

Net unrealized depreciation	$(32,833,647)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$216,861,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.1%)
CSL Ltd.	17,540	$3,180,404

Brazil (3.2%)
B3 SA - Brasil Bolsa Balcao	988,500	2,409,702
MercadoLibre, Inc.*	1,154	955,258
Rede D’Or Sao Luiz SA(m)*	295,400	1,633,521

		4,998,481

Canada (6.5%)
Bank of Nova Scotia (The)	30,742	1,462,156
CGI, Inc.*	40,581	3,054,996
Magna International, Inc.	44,656	2,118,440
Ritchie Bros Auctioneers, Inc.	55,079	3,441,466

		10,077,058

China (11.1%)
Airtac International Group	87,000	1,990,293
China Mengniu Dairy Co. Ltd.*	819,000	3,212,404
China Resources Beer Holdings Co. Ltd.	450,000	3,117,096
JD.com, Inc. (ADR)	48,644	2,446,793
Tencent Holdings Ltd.	26,900	908,467
Wuliangye Yibin Co. Ltd., Class A	93,689	2,224,995
Yum China Holdings, Inc.	68,788	3,255,736

		17,155,784

Denmark (3.3%)
Carlsberg A/S, Class B	13,932	1,625,579
Novo Nordisk A/S, Class B	34,586	3,447,325

		5,072,904

France (7.5%)
Air Liquide SA	18,298	2,083,534
Arkema SA	24,979	1,821,821
Kering SA	2,537	1,121,909
LVMH Moet Hennessy Louis Vuitton SE	4,202	2,470,083
Pernod Ricard SA	9,955	1,819,605
TotalEnergies SE	48,773	2,295,741

		11,612,693

Germany (1.4%)
Deutsche Boerse AG	13,029	2,145,055

Hong Kong (3.2%)
AIA Group Ltd.	346,000	2,872,685
Techtronic Industries Co. Ltd.	209,000	1,974,516

		4,847,201

India (2.5%)
HDFC Bank Ltd. (ADR)	66,591	3,890,246

Ireland (2.9%)
CRH plc	82,359	2,637,239
Flutter Entertainment plc*	17,308	1,896,857

		4,534,096

Italy (2.0%)
FinecoBank Banca Fineco SpA	256,137	3,148,203

Japan (11.7%)
Asahi Group Holdings Ltd.	48,000	1,489,024
FANUC Corp.	18,700	2,586,918
Hoya Corp.	21,800	2,095,958
Keyence Corp.	2,200	730,407
Koito Manufacturing Co. Ltd.	71,400	978,490
Komatsu Ltd.	36,100	652,829
Olympus Corp.	190,500	3,666,331
SMC Corp.	2,400	968,215
Sony Group Corp.	20,500	1,319,427
TIS, Inc.	78,400	2,081,715
Tokyo Electron Ltd.	5,800	1,436,028

		18,005,342

Mexico (3.0%)
Wal-Mart de Mexico SAB de CV	1,318,200	4,629,523

Netherlands (5.6%)
ASML Holding NV	4,678	1,940,393
Heineken NV	31,416	2,754,131
Shell plc	49,981	1,243,542
Wolters Kluwer NV	28,415	2,766,515

		8,704,581

Singapore (2.0%)
United Overseas Bank Ltd.	166,934	3,030,935

South Korea (1.8%)
NAVER Corp.	3,994	532,305
Samsung Electronics Co. Ltd.	62,244	2,287,052

		2,819,357

Spain (1.4%)
Amadeus IT Group SA*	45,800	2,120,034

Sweden (6.2%)
Husqvarna AB, Class B	157,644	868,833
Investor AB, Class B	249,161	3,631,958
Sandvik AB	274,579	3,739,077
Svenska Handelsbanken AB, Class A	164,273	1,342,365

		9,582,233

Switzerland (1.4%)
Kuehne + Nagel International AG (Registered)	3,515	712,226
Logitech International SA (Registered)	31,389	1,433,327

		2,145,553

Taiwan (1.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	39,789	2,727,934

United Kingdom (7.0%)
Ashtead Group plc	54,525	2,434,316
DCC plc	45,620	2,373,358
Linde plc	8,986	2,422,536
Reckitt Benckiser Group plc	53,025	3,504,497

		10,734,707

United States (10.0%)
Broadcom, Inc.	10,890	4,835,269
ICON plc*	17,155	3,152,746
Nestle SA (Registered)	25,285	2,737,850
Roche Holding AG	5,727	1,867,340
Schneider Electric SE	25,480	2,858,624

		15,451,829

Total Investments in Securities (97.6%)
(Cost $160,212,926)		150,614,153
Other Assets Less Liabilities (2.4%)		3,736,896

Net Assets (100%)		154,351,049

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $1,633,521 or 1.1% of net assets.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of September 30, 2022	Market Value	% of Net Assets
Industrials	$27,367,186	17.7%
Consumer Staples	27,114,704	17.6
Financials	23,933,305	15.5
Information Technology	22,647,155	14.7
Health Care	19,043,625	12.4
Consumer Discretionary	16,562,993	10.7
Materials	8,965,130	5.8
Energy	3,539,283	2.3
Communication Services	1,440,772	0.9
Cash and Other	3,736,896	2.4

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$3,180,404	$—	$3,180,404
Brazil	4,998,481	—	—	4,998,481
Canada	10,077,058	—	—	10,077,058
China	5,702,529	11,453,255	—	17,155,784
Denmark	—	5,072,904	—	5,072,904
France	—	11,612,693	—	11,612,693
Germany	—	2,145,055	—	2,145,055
Hong Kong	—	4,847,201	—	4,847,201
India	3,890,246	—	—	3,890,246
Ireland	—	4,534,096	—	4,534,096
Italy	—	3,148,203	—	3,148,203
Japan	—	18,005,342	—	18,005,342
Mexico	4,629,523	—	—	4,629,523
Netherlands	—	8,704,581	—	8,704,581
Singapore	—	3,030,935	—	3,030,935
South Korea	—	2,819,357	—	2,819,357
Spain	—	2,120,034	—	2,120,034
Sweden	—	9,582,233	—	9,582,233
Switzerland	—	2,145,553	—	2,145,553
Taiwan	2,727,934	—	—	2,727,934
United Kingdom	2,422,536	8,312,171	—	10,734,707
United States	7,988,015	7,463,814	—	15,451,829

Total Assets	$42,436,322	$108,177,831	$—	$150,614,153

Total Liabilities	$—	$—	$—	$—

Total	$42,436,322	$108,177,831	$—	$150,614,153

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,410,126
Aggregate gross unrealized depreciation	(24,208,625)

Net unrealized depreciation	$(12,798,499)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$163,412,652

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	21,325	$327,126
Lumen Technologies, Inc.	2,751	20,027
Verizon Communications, Inc.	12,325	467,980

		815,133

Entertainment (0.4%)
Activision Blizzard, Inc.	2,224	165,332
Electronic Arts, Inc.	904	104,602
Live Nation Entertainment, Inc.*	450	34,218
Netflix, Inc.*	1,280	301,363
Take-Two Interactive Software, Inc.*	349	38,041
Walt Disney Co. (The)*	5,186	489,196
Warner Bros Discovery, Inc.*	6,696	77,004

		1,209,756

Interactive Media & Services (1.4%)
Alphabet, Inc., Class A*	17,645	1,687,744
Alphabet, Inc., Class C*	17,909	1,721,950
Match Group, Inc.*	866	41,351
Meta Platforms, Inc., Class A*	6,951	943,112
Twitter, Inc.*	1,864	81,718

		4,475,875

Media (0.3%)
Charter Communications, Inc., Class A*	550	166,842
Comcast Corp., Class A	14,730	432,031
DISH Network Corp., Class A*	599	8,284
Fox Corp., Class A	1,021	31,324
Fox Corp., Class B	422	12,027
Interpublic Group of Cos., Inc. (The)	1,180	30,208
News Corp., Class A	1,322	19,976
News Corp., Class B	710	10,948
Omnicom Group, Inc.	710	44,794
Paramount Global, Class B	1,699	32,349

		788,783

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.*	935	125,449

Total Communication Services		7,414,996

Consumer Discretionary (3.4%)
Auto Components (0.0%)†
Aptiv plc*	803	62,803
BorgWarner, Inc.	613	19,248

		82,051

Automobiles (0.7%)
Ford Motor Co.	11,599	129,909
General Motors Co.	3,586	115,074
Tesla, Inc.*	6,819	1,808,740

		2,053,723

Distributors (0.0%)†
Genuine Parts Co.	453	67,642
LKQ Corp.	847	39,936
Pool Corp.	120	38,185

		145,763

Hotels, Restaurants & Leisure (0.6%)
Booking Holdings, Inc.*	147	241,552
Caesars Entertainment, Inc.*	681	21,969
Carnival Corp.*	1,142	8,028
Chipotle Mexican Grill, Inc.*	82	123,226
Darden Restaurants, Inc.	373	47,117
Domino’s Pizza, Inc.	117	36,294
Expedia Group, Inc.*	378	35,415
Hilton Worldwide Holdings, Inc.	831	100,235
Las Vegas Sands Corp.*	1,033	38,758
Marriott International, Inc., Class A	825	115,616
McDonald’s Corp.	2,331	537,855
MGM Resorts International	1,368	40,657
Norwegian Cruise Line Holdings Ltd.*	548	6,225
Royal Caribbean Cruises Ltd.*	501	18,988
Starbucks Corp.	4,075	343,360
Wynn Resorts Ltd.*	269	16,955
Yum! Brands, Inc.	953	101,342

		1,833,592

Household Durables (0.1%)
DR Horton, Inc.	993	66,878
Garmin Ltd.	344	27,627
Lennar Corp., Class A	764	56,956
Mohawk Industries, Inc.*	190	17,326
Newell Brands, Inc.	1,475	20,488
NVR, Inc.*	7	27,910
PulteGroup, Inc.	696	26,100
Whirlpool Corp.	188	25,344

		268,629

Internet & Direct Marketing Retail (0.9%)
Amazon.com, Inc.*	24,184	2,732,792
eBay, Inc.	2,779	102,295
Etsy, Inc.*	340	34,044

		2,869,131

Leisure Products (0.0%)†
Hasbro, Inc.	364	24,541

Multiline Retail (0.2%)
Dollar General Corp.	775	185,892
Dollar Tree, Inc.*	744	101,258
Target Corp.	1,653	245,289

		532,439

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	215	33,613
AutoZone, Inc.*	95	203,483
Bath & Body Works, Inc.	734	23,928
Best Buy Co., Inc.	764	48,392
CarMax, Inc.*	534	35,255
Home Depot, Inc. (The)	3,406	939,852
Lowe’s Cos., Inc.	2,446	459,383
O’Reilly Automotive, Inc.*	251	176,541
Ross Stores, Inc.	1,104	93,034
TJX Cos., Inc. (The)	3,698	229,720
Tractor Supply Co.	361	67,103
Ulta Beauty, Inc.*	175	70,208

		2,380,512

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc., Class B	3,753	311,949
Ralph Lauren Corp.	167	14,183
Tapestry, Inc.	874	24,848
VF Corp.	912	27,278

		378,258

Total Consumer Discretionary		10,568,639

Consumer Staples (2.0%)
Beverages (0.5%)
Brown-Forman Corp., Class B	819	54,521
Coca-Cola Co. (The)	11,224	628,769
Constellation Brands, Inc., Class A	481	110,476
Keurig Dr Pepper, Inc.	2,205	78,983
Molson Coors Beverage Co., Class B	581	27,882
Monster Beverage Corp.*	1,173	102,004
PepsiCo, Inc.	4,105	670,182

		1,672,817

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	1,280	604,506
Kroger Co. (The)	2,352	102,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sysco Corp.	1,362	$96,307
Walgreens Boots Alliance, Inc.	2,497	78,406
Walmart, Inc.	4,272	554,078

		1,436,197

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,636	131,616
Campbell Soup Co.	490	23,089
Conagra Brands, Inc.	1,158	37,785
General Mills, Inc.	1,683	128,935
Hershey Co. (The)	431	95,023
Hormel Foods Corp.	752	34,171
J M Smucker Co. (The)	312	42,872
Kellogg Co.	772	53,777
Kraft Heinz Co. (The)	1,699	56,662
Lamb Weston Holdings, Inc.	437	33,815
McCormick & Co., Inc. (Non-Voting)	707	50,388
Mondelez International, Inc., Class A	4,385	240,429
Tyson Foods, Inc., Class A	916	60,392

		988,954

Household Products (0.4%)
Church & Dwight Co., Inc.	764	54,580
Clorox Co. (The)	412	52,897
Colgate-Palmolive Co.	2,612	183,493
Kimberly-Clark Corp.	1,033	116,254
Procter & Gamble Co. (The)	7,378	931,472

		1,338,696

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	675	145,733

Tobacco (0.2%)
Altria Group, Inc.	5,483	221,404
Philip Morris International, Inc.	4,553	377,944

		599,348

Total Consumer Staples		6,181,745

Energy (1.3%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,224	25,655
Halliburton Co.	2,583	63,593
Schlumberger NV	4,084	146,616

		235,864

Oil, Gas & Consumable Fuels (1.2%)
APA Corp.	1,145	39,148
Chevron Corp.	5,820	836,159
ConocoPhillips	4,081	417,650
Coterra Energy, Inc.	1,512	39,493
Devon Energy Corp.	1,491	89,654
Diamondback Energy, Inc.	456	54,930
EOG Resources, Inc.	1,711	191,170
Exxon Mobil Corp.	12,542	1,095,042
Hess Corp.	803	87,519
Kinder Morgan, Inc.	5,811	96,695
Marathon Oil Corp.	2,551	57,602
Marathon Petroleum Corp.	1,341	133,202
Occidental Petroleum Corp.	2,763	169,786
ONEOK, Inc.	1,264	64,767
Phillips 66	1,247	100,658
Pioneer Natural Resources Co.	495	107,182
Valero Energy Corp.	1,280	136,768
Williams Cos., Inc. (The)	2,507	71,775

		3,789,200

Total Energy		4,025,064

Financials (3.5%)
Banks (1.2%)
Bank of America Corp.	27,299	824,430
Citigroup, Inc.	7,335	305,650
Citizens Financial Group, Inc.	1,365	46,901
Comerica, Inc.	523	37,185
Fifth Third Bancorp	2,074	66,285
First Republic Bank	499	65,145
Huntington Bancshares, Inc.	3,189	42,031
JPMorgan Chase & Co.	9,904	1,034,968
KeyCorp	3,151	50,479
M&T Bank Corp.	581	102,442
PNC Financial Services Group, Inc. (The)	1,353	202,165
Regions Financial Corp.	3,083	61,876
Signature Bank	194	29,294
SVB Financial Group*	172	57,754
Truist Financial Corp.	3,921	170,720
US Bancorp	4,553	183,577
Wells Fargo & Co.	12,711	511,236
Zions Bancorp NA	523	26,600

		3,818,738

Capital Markets (0.9%)
Ameriprise Financial, Inc.	440	110,858
Bank of New York Mellon Corp. (The)	2,935	113,056
BlackRock, Inc.	370	203,604
Cboe Global Markets, Inc.	361	42,371
Charles Schwab Corp. (The)	3,489	250,754
CME Group, Inc.	993	175,890
FactSet Research Systems, Inc.	125	50,014
Franklin Resources, Inc.	856	18,421
Goldman Sachs Group, Inc. (The)	1,004	294,222
Intercontinental Exchange, Inc.	1,695	153,143
MarketAxess Holdings, Inc.	120	26,699
Moody’s Corp.	484	117,665
Morgan Stanley	4,728	373,559
MSCI, Inc.	257	108,400
Nasdaq, Inc.	1,173	66,486
Northern Trust Corp.	613	52,448
Raymond James Financial, Inc.	584	57,711
S&P Global, Inc.	1,036	316,343
State Street Corp.	1,091	66,344
T. Rowe Price Group, Inc.	725	76,132

		2,674,120

Consumer Finance (0.2%)
American Express Co.	2,042	275,486
Capital One Financial Corp.	1,380	127,195
Discover Financial Services	1,044	94,920
Synchrony Financial	1,989	56,070

		553,671

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	5,677	1,515,872

Insurance (0.7%)
Aflac, Inc.	2,221	124,820
Allstate Corp. (The)	1,042	129,760
American International Group, Inc.	2,609	123,875
Aon plc, Class A	761	203,849
Arthur J Gallagher & Co.	525	89,891
Assurant, Inc.	138	20,047
Brown & Brown, Inc.	794	48,021
Chubb Ltd.	1,424	258,997
Cincinnati Financial Corp.	412	36,903
Everest Re Group Ltd.	117	30,706
Globe Life, Inc.	337	33,599

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc. (The)	1,060	$65,656
Lincoln National Corp.	640	28,102
Loews Corp.	710	35,387
Marsh & McLennan Cos., Inc.	1,475	220,203
MetLife, Inc.	2,990	181,732
Principal Financial Group, Inc.	772	55,700
Progressive Corp. (The)	1,744	202,670
Prudential Financial, Inc.	1,241	106,453
Travelers Cos., Inc. (The)	784	120,109
W R Berkley Corp.	689	44,496
Willis Towers Watson plc	398	79,974

		2,240,950

Total Financials		10,803,351

Health Care (4.6%)
Biotechnology (0.7%)
AbbVie, Inc.	5,427	728,358
Amgen, Inc.	1,962	442,235
Biogen, Inc.*	629	167,943
Gilead Sciences, Inc.	4,002	246,883
Incyte Corp.*	499	33,253
Moderna, Inc.*	932	110,209
Regeneron Pharmaceuticals, Inc.*	232	159,818
Vertex Pharmaceuticals, Inc.*	772	223,525

		2,112,224

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	5,330	515,731
ABIOMED, Inc.*	126	30,953
Align Technology, Inc.*	223	46,185
Baxter International, Inc.	1,481	79,767
Becton Dickinson and Co.	803	178,932
Boston Scientific Corp.*	4,127	159,839
Cooper Cos., Inc. (The)	153	40,377
Dentsply Sirona, Inc.	613	17,379
Dexcom, Inc.*	1,137	91,574
Edwards Lifesciences Corp.*	1,736	143,446
Hologic, Inc.*	831	53,616
IDEXX Laboratories, Inc.*	251	81,776
Intuitive Surgical, Inc.*	1,033	193,625
Medtronic plc	4,019	324,534
ResMed, Inc.	456	99,545
STERIS plc	271	45,062
Stryker Corp.	953	193,021
Teleflex, Inc.	138	27,801
Zimmer Biomet Holdings, Inc.	613	64,089

		2,387,252

Health Care Providers & Services (1.1%)
AmerisourceBergen Corp.	481	65,094
Cardinal Health, Inc.	965	64,346
Centene Corp.*	1,699	132,199
Cigna Corp.	1,109	307,714
CVS Health Corp.	3,784	360,880
DaVita, Inc.*	398	32,942
Elevance Health, Inc.	752	341,588
HCA Healthcare, Inc.	828	152,178
Henry Schein, Inc.*	453	29,794
Humana, Inc.	407	197,472
Laboratory Corp. of America Holdings	312	63,901
McKesson Corp.	603	204,942
Molina Healthcare, Inc.*	178	58,712
Quest Diagnostics, Inc.	375	46,009
UnitedHealth Group, Inc.	2,838	1,433,304
Universal Health Services, Inc., Class B	251	22,133

		3,513,208

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	988	120,092
Bio-Rad Laboratories, Inc., Class A*	74	30,868
Bio-Techne Corp.	117	33,228
Charles River Laboratories International, Inc.*	164	32,275
Danaher Corp.	1,817	469,313
Illumina, Inc.*	437	83,375
IQVIA Holdings, Inc.*	481	87,128
Mettler-Toledo International, Inc.*	86	93,234
PerkinElmer, Inc.	378	45,485
Thermo Fisher Scientific, Inc.	1,204	610,657
Waters Corp.*	251	67,652
West Pharmaceutical Services, Inc.	214	52,661

		1,725,968

Pharmaceuticals (1.4%)
Bristol-Myers Squibb Co.	6,829	485,474
Catalent, Inc.*	468	33,864
Eli Lilly and Co.	2,829	914,757
Johnson & Johnson	7,981	1,303,776
Merck & Co., Inc.	8,047	693,008
Organon & Co.	803	18,790
Pfizer, Inc.	18,497	809,429
Viatris, Inc.	3,751	31,958
Zoetis, Inc.	1,440	213,538

		4,504,594

Total Health Care		14,243,246

Industrials (2.4%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	1,568	189,853
General Dynamics Corp.	791	167,827
Howmet Aerospace, Inc.	1,173	36,281
Huntington Ingalls Industries, Inc.	138	30,567
L3Harris Technologies, Inc.	675	140,285
Lockheed Martin Corp.	734	283,537
Northrop Grumman Corp.	510	239,863
Raytheon Technologies Corp.	4,306	352,489
Textron, Inc.	734	42,763
TransDigm Group, Inc.	141	74,000

		1,557,465

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	412	39,680
Expeditors International of Washington, Inc.	489	43,184
FedEx Corp.	740	109,868
United Parcel Service, Inc., Class B	2,025	327,118

		519,850

Airlines (0.0%)†
Alaska Air Group, Inc.*	321	12,567
American Airlines Group, Inc.*	1,192	14,352
Delta Air Lines, Inc.*	1,864	52,304
Southwest Airlines Co.*	1,481	45,674
United Airlines Holdings, Inc.*	640	20,819

		145,716

Building Products (0.1%)
A O Smith Corp.	475	23,075
Allegion plc	275	24,662
Carrier Global Corp.	2,328	82,784
Fortune Brands Home & Security, Inc.	385	20,671
Johnson Controls International plc	2,770	136,339
Masco Corp.	904	42,208
Trane Technologies plc	769	111,359

		441,098

Commercial Services & Supplies (0.2%)
Cintas Corp.	260	100,929

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Copart, Inc.*	603	$64,159
Republic Services, Inc.	710	96,589
Rollins, Inc.	583	20,219
Waste Management, Inc.	1,177	188,567

		470,463

Construction & Engineering (0.0%)†
Quanta Services, Inc.	409	52,102

Electrical Equipment (0.2%)
AMETEK, Inc.	678	76,892
Eaton Corp. plc	1,270	169,367
Emerson Electric Co.	1,899	139,045
Generac Holdings, Inc.*	193	34,381
Rockwell Automation, Inc.	378	81,311

		500,996

Industrial Conglomerates (0.2%)
3M Co.	1,736	191,828
General Electric Co.	3,100	191,921
Honeywell International, Inc.	2,205	368,169

		751,918

Machinery (0.5%)
Caterpillar, Inc.	1,778	291,734
Cummins, Inc.	481	97,889
Deere & Co.	944	315,192
Dover Corp.	481	56,075
Fortive Corp.	904	52,703
IDEX Corp.	226	45,166
Illinois Tool Works, Inc.	886	160,056
Ingersoll Rand, Inc.	684	29,590
Nordson Corp.	139	29,506
Otis Worldwide Corp.	1,185	75,603
PACCAR, Inc.	1,014	84,862
Parker-Hannifin Corp.	391	94,743
Pentair plc	489	19,868
Snap-on, Inc.	175	35,236
Stanley Black & Decker, Inc.	475	35,725
Westinghouse Air Brake Technologies Corp.	138	11,226
Xylem, Inc.	523	45,689

		1,480,863

Professional Services (0.1%)
CoStar Group, Inc.*	1,278	89,013
Equifax, Inc.	385	66,000
Jacobs Solutions, Inc.	318	34,500
Leidos Holdings, Inc.	431	37,700
Nielsen Holdings plc	866	24,005
Robert Half International, Inc.	318	24,327
Verisk Analytics, Inc.	440	75,033

		350,578

Road & Rail (0.3%)
CSX Corp.	7,690	204,862
JB Hunt Transport Services, Inc.	232	36,289
Norfolk Southern Corp.	859	180,089
Old Dominion Freight Line, Inc.	318	79,109
Union Pacific Corp.	2,269	442,047

		942,396

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,720	79,189
United Rentals, Inc.*	239	64,558
WW Grainger, Inc.	173	84,630

		228,377

Total Industrials		7,441,822

Information Technology (8.1%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	649	73,266
Cisco Systems, Inc.	14,175	567,000
F5, Inc.*	202	29,235
Juniper Networks, Inc.	1,001	26,146
Motorola Solutions, Inc.	468	104,818

		800,465

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,736	116,243
CDW Corp.	431	67,270
Corning, Inc.	2,465	71,534
Keysight Technologies, Inc.*	629	98,979
TE Connectivity Ltd.	1,044	115,216
Teledyne Technologies, Inc.*	147	49,608
Trimble, Inc.*	687	37,284
Zebra Technologies Corp., Class A*	163	42,708

		598,842

IT Services (1.3%)
Accenture plc, Class A	1,881	483,981
Akamai Technologies, Inc.*	481	38,634
Automatic Data Processing, Inc.	1,287	291,107
Broadridge Financial Solutions, Inc.	367	52,965
Cognizant Technology Solutions Corp., Class A	1,705	97,935
DXC Technology Co.*	819	20,049
EPAM Systems, Inc.*	168	60,848
Fidelity National Information Services, Inc.	1,365	103,153
Fiserv, Inc.*	1,177	110,132
FleetCor Technologies, Inc.*	260	45,804
Gartner, Inc.*	260	71,939
Global Payments, Inc.	876	94,652
International Business Machines Corp.	2,513	298,570
Jack Henry & Associates, Inc.	245	44,656
Mastercard, Inc., Class A	2,675	760,610
Paychex, Inc.	993	111,425
PayPal Holdings, Inc.*	3,298	283,859
VeriSign, Inc.*	303	52,631
Visa, Inc., Class A	5,216	926,622

		3,949,572

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*	3,793	240,325
Analog Devices, Inc.	1,630	227,124
Applied Materials, Inc.	2,996	245,462
Broadcom, Inc.	1,210	537,252
Enphase Energy, Inc.*	367	101,832
Intel Corp.	13,804	355,729
KLA Corp.	475	143,749
Lam Research Corp.	484	177,144
Microchip Technology, Inc.	1,372	83,733
Micron Technology, Inc.	3,411	170,891
Monolithic Power Systems, Inc.	126	45,788
NVIDIA Corp.	7,195	873,401
NXP Semiconductors NV	831	122,581
ON Semiconductor Corp.*	1,264	78,785
Qorvo, Inc.*	347	27,555
QUALCOMM, Inc.	4,456	503,439
Skyworks Solutions, Inc.	559	47,666
SolarEdge Technologies, Inc.*	165	38,191
Teradyne, Inc.	520	39,078
Texas Instruments, Inc.	2,897	448,398

		4,508,123

Software (2.5%)
Adobe, Inc.*	1,449	398,765
ANSYS, Inc.*	245	54,317
Autodesk, Inc.*	666	124,409
Cadence Design Systems, Inc.*	775	126,658
Ceridian HCM Holding, Inc.*	415	23,190
Fortinet, Inc.*	2,183	107,251

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Intuit, Inc.	734	$284,293
Microsoft Corp.	23,120	5,384,648
NortonLifeLock, Inc.	1,980	39,877
Oracle Corp.	7,421	453,200
Paycom Software, Inc.*	160	52,798
PTC, Inc.*	300	31,380
Roper Technologies, Inc.	318	114,366
Salesforce, Inc.*	2,105	302,783
ServiceNow, Inc.*	523	197,490
Synopsys, Inc.*	481	146,950
Tyler Technologies, Inc.*	117	40,658

		7,883,033

Technology Hardware, Storage & Peripherals (2.3%)
Apple, Inc.	50,159	6,931,974
Hewlett Packard Enterprise Co.	4,605	55,168
HP, Inc.	4,783	119,192
NetApp, Inc.	809	50,037
Seagate Technology Holdings plc	835	44,447
Western Digital Corp.*	904	29,425

		7,230,243

Total Information Technology		24,970,278

Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	672	156,395
Albemarle Corp.	361	95,463
Celanese Corp.	421	38,033
CF Industries Holdings, Inc.	635	61,119
Corteva, Inc.	2,291	130,931
Dow, Inc.	2,254	99,018
DuPont de Nemours, Inc.	1,079	54,382
Eastman Chemical Co.	418	29,699
Ecolab, Inc.	775	111,925
FMC Corp.	385	40,694
International Flavors & Fragrances, Inc.	1,079	98,006
Linde plc	1,636	441,049
LyondellBasell Industries NV, Class A	935	70,387
Mosaic Co. (The)	950	45,913
PPG Industries, Inc.	740	81,911
Sherwin-Williams Co. (The)	766	156,838

		1,711,763

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	185	59,587
Vulcan Materials Co.	373	58,826

		118,413

Containers & Packaging (0.1%)
Amcor plc	1,273	13,659
Avery Dennison Corp.	275	44,743
Ball Corp.	1,121	54,167
International Paper Co.	1,177	37,311
Packaging Corp. of America	312	35,034
Sealed Air Corp.	489	21,765
Westrock Co.	719	22,210

		228,889

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,878	105,986
Newmont Corp.	1,619	68,046
Nucor Corp.	988	105,706

		279,738

Total Materials		2,338,803

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	336	47,104
American Tower Corp. (REIT)	1,329	285,336
AvalonBay Communities, Inc. (REIT)	398	73,308
Boston Properties, Inc. (REIT)	431	32,312
Camden Property Trust (REIT)	337	40,255
Crown Castle, Inc. (REIT)	1,250	180,688
Digital Realty Trust, Inc. (REIT)	613	60,797
Duke Realty Corp. (REIT)	935	45,067
Equinix, Inc. (REIT)	245	139,366
Equity Residential (REIT)	1,069	71,858
Essex Property Trust, Inc. (REIT)	215	52,079
Extra Space Storage, Inc. (REIT)	358	61,830
Federal Realty Investment Trust (REIT)	217	19,556
Healthpeak Properties, Inc. (REIT)	1,287	29,498
Host Hotels & Resorts, Inc. (REIT)	2,184	34,682
Invitation Homes, Inc. (REIT)	1,900	64,163
Iron Mountain, Inc. (REIT)	769	33,813
Kimco Realty Corp. (REIT)	1,168	21,503
Mid-America Apartment Communities, Inc. (REIT)	355	55,050
Prologis, Inc. (REIT)	1,556	158,090
Public Storage (REIT)	456	133,521
Realty Income Corp. (REIT)	856	49,819
Regency Centers Corp. (REIT)	431	23,209
SBA Communications Corp. (REIT)	344	97,920
Simon Property Group, Inc. (REIT)	898	80,596
UDR, Inc. (REIT)	725	30,240
Ventas, Inc. (REIT)	1,014	40,732
VICI Properties, Inc. (REIT)	2,640	78,804
Vornado Realty Trust (REIT)	540	12,506
Welltower, Inc. (REIT)	1,042	67,021
Weyerhaeuser Co. (REIT)	2,180	62,261

		2,182,984

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	859	57,991

Total Real Estate		2,240,975

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	635	33,649
American Electric Power Co., Inc.	1,449	125,266
Constellation Energy Corp.	958	79,696
Duke Energy Corp.	2,031	188,924
Edison International	916	51,827
Entergy Corp.	501	50,416
Evergy, Inc.	856	50,846
Eversource Energy	912	71,099
Exelon Corp.	2,874	107,660
FirstEnergy Corp.	1,314	48,618
NextEra Energy, Inc.	5,568	436,587
NRG Energy, Inc.	895	34,252
Pinnacle West Capital Corp.	347	22,385
PPL Corp.	2,102	53,286
Southern Co. (The)	3,039	206,652
Xcel Energy, Inc.	1,475	94,400

		1,655,563

Gas Utilities (0.0%)†
Atmos Energy Corp.	373	37,990

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	2,102	47,505

Multi-Utilities (0.3%)
Ameren Corp.	678	54,613
CenterPoint Energy, Inc.	1,222	34,436

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CMS Energy Corp.	859	$50,028
Consolidated Edison, Inc.	953	81,729
Dominion Energy, Inc.	2,208	152,595
DTE Energy Co.	510	58,676
NiSource, Inc.	1,027	25,870
Public Service Enterprise Group, Inc.	1,556	87,494
Sempra Energy	761	114,104
WEC Energy Group, Inc.	935	83,617

		743,162

Water Utilities (0.0%)†
American Water Works Co., Inc.	550	71,588

Total Utilities		2,555,808

Total Common Stocks (30.0%) (Cost $56,504,421)		92,784,727

EXCHANGE TRADED FUNDS (ETF):
Equity (0.1%)
iShares Core S&P Mid-Cap ETF	478	104,806
iShares MSCI EAFE ETF	859	48,113
iShares Russell 2000 ETF	442	72,895

Total Exchange Traded Funds (0.1%) (Cost $273,858)		225,814

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (52.9%)
U.S. Treasury Notes
0.125%, 10/15/23	$7,750,000	7,426,377
0.250%, 11/15/23	1,920,000	1,835,250
0.500%, 11/30/23	4,800,000	4,594,688
0.875%, 1/31/24	3,200,000	3,056,375
0.250%, 3/15/24	5,750,000	5,421,621
2.500%, 4/30/24	11,000,000	10,694,493
0.250%, 6/15/24	3,300,000	3,082,019
2.375%, 8/15/24	5,400,000	5,215,219
1.500%, 11/30/24	5,400,000	5,093,719
1.000%, 12/15/24	2,600,000	2,423,078
1.375%, 1/31/25	8,500,000	7,960,117
1.125%, 2/28/25	3,700,000	3,436,086
0.375%, 4/30/25	2,792,100	2,528,814
0.250%, 6/30/25	5,600,000	5,026,437
0.250%, 8/31/25	3,650,000	3,251,352
2.250%, 11/15/25	5,000,000	4,709,766
0.375%, 12/31/25	4,500,000	3,979,336
0.500%, 2/28/26	5,200,000	4,589,000
0.750%, 5/31/26	2,000,000	1,767,188
0.875%, 6/30/26	2,250,000	1,993,008
0.750%, 8/31/26	5,600,000	4,913,563
1.250%, 11/30/26	5,900,000	5,252,844
1.250%, 12/31/26	3,500,000	3,110,625
0.625%, 3/31/27	9,082,400	7,796,673
2.750%, 4/30/27	200,000	188,859
3.125%, 8/31/27	5,000,000	4,798,828
2.250%, 11/15/27	2,600,000	2,380,016
1.125%, 2/29/28	7,550,000	6,481,793
1.250%, 3/31/28	1,148,200	990,412
1.000%, 7/31/28	7,450,000	6,277,789
1.375%, 12/31/28	11,770,000	10,076,224
1.875%, 2/28/29	1,820,000	1,602,453
2.375%, 5/15/29	2,730,600	2,470,766
1.625%, 8/15/29	880,000	759,000
1.750%, 11/15/29	1,185,700	1,030,077
0.625%, 5/15/30	2,798,800	2,204,492
0.625%, 8/15/30	1,574,900	1,233,344
0.875%, 11/15/30	2,480,000	1,975,475
1.125%, 2/15/31	2,080,000	1,684,150
1.625%, 5/15/31	2,675,400	2,245,664
1.250%, 8/15/31	3,310,000	2,674,377
1.375%, 11/15/31	3,230,000	2,623,870
1.875%, 2/15/32	2,300,000	1,948,531
2.750%, 8/15/32	500,000	457,031

Total U.S. Treasury Obligations		163,260,799

Total Long-Term Debt Securities (52.9%) (Cost $178,292,639)		163,260,799

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (12.8%)
JPMorgan Prime Money Market Fund, IM Shares	39,646,726	39,662,585

Total Short-Term Investment (12.8%) (Cost $39,650,832)		39,662,585

Total Investments in Securities (95.8%) (Cost $274,721,750)		295,933,925
Other Assets Less Liabilities (4.2%)		13,019,025

Net Assets (100%)		$308,952,950

*	Non-income producing.

†	Percent shown is less than 0.05%.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	320	12/2022	USD	26,569,600	(2,849,780)
Russell 2000 E-Mini Index	57	12/2022	USD	4,758,930	(502,250)
S&P Midcap 400 E-Mini Index	18	12/2022	USD	3,974,760	(438,986)

					(3,791,016)

Short Contracts
S&P 500 E-Mini Index	(145)	12/2022	USD	(26,110,875)	2,179,292

					2,179,292

					(1,611,724)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$7,414,996	$—	$—	$7,414,996
Consumer Discretionary	10,568,639	—	—	10,568,639
Consumer Staples	6,181,745	—	—	6,181,745
Energy	4,025,064	—	—	4,025,064
Financials	10,803,351	—	—	10,803,351
Health Care	14,243,246	—	—	14,243,246
Industrials	7,441,822	—	—	7,441,822
Information Technology	24,970,278	—	—	24,970,278
Materials	2,338,803	—	—	2,338,803
Real Estate	2,240,975	—	—	2,240,975
Utilities	2,555,808	—	—	2,555,808
Exchange Traded Funds	225,814	—	—	225,814
Futures	2,179,292	—	—	2,179,292
Short-Term Investment
Investment Company	39,662,585	—	—	39,662,585
U.S. Treasury Obligations	—	163,260,799	—	163,260,799

Total Assets	$134,852,418	$163,260,799	$—	$298,113,217

Liabilities:
Futures	$(3,791,016)	$—	$—	$(3,791,016)

Total Liabilities	$(3,791,016)	$—	$—	$(3,791,016)

Total	$131,061,402	$163,260,799	$—	$294,322,201

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,733,944
Aggregate gross unrealized depreciation	(23,076,004)

Net unrealized appreciation	$18,657,940

Federal income tax cost of investments in securities and derivative instruments, if applicable	$275,664,261

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	8,762	$134,409
Lumen Technologies, Inc.	1,235	8,991
Verizon Communications, Inc.	4,931	187,230

		330,630

Entertainment (0.5%)
Activision Blizzard, Inc.	918	68,244
Electronic Arts, Inc.	366	42,350
Live Nation Entertainment, Inc.*	184	13,991
Netflix, Inc.*	522	122,900
Take-Two Interactive Software, Inc.*	116	12,644
Walt Disney Co. (The)*	2,143	202,149
Warner Bros Discovery, Inc.*	2,717	31,246

		493,524

Interactive Media & Services (1.8%)
Alphabet, Inc., Class A*	7,115	680,550
Alphabet, Inc., Class C*	7,301	701,991
Match Group, Inc.*	349	16,665
Meta Platforms, Inc., Class A*	2,877	390,351
Twitter, Inc.*	937	41,078

		1,830,635

Media (0.3%)
Charter Communications, Inc., Class A*	192	58,243
Comcast Corp., Class A	5,416	158,851
DISH Network Corp., Class A*	281	3,886
Fox Corp., Class A	390	11,965
Fox Corp., Class B	206	5,871
Interpublic Group of Cos., Inc. (The)	433	11,085
News Corp., Class A	458	6,920
News Corp., Class B	281	4,333
Omnicom Group, Inc.	249	15,710
Paramount Global, Class B	615	11,710

		288,574

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.*	382	51,253

Total Communication Services		2,994,616

Consumer Discretionary (4.2%)
Auto Components (0.0%)†
Aptiv plc*	325	25,418
BorgWarner, Inc.	244	7,662

		33,080

Automobiles (0.8%)
Ford Motor Co.	4,722	52,886
General Motors Co.	1,465	47,012
Tesla, Inc.*	2,756	731,029

		830,927

Distributors (0.1%)
Genuine Parts Co.	184	27,475
LKQ Corp.	395	18,624
Pool Corp.	57	18,138

		64,237

Hotels, Restaurants & Leisure (0.7%)
Booking Holdings, Inc.*	57	93,663
Caesars Entertainment, Inc.*	230	7,420
Carnival Corp.*	499	3,508
Chipotle Mexican Grill, Inc.*	41	61,613
Darden Restaurants, Inc.	147	18,569
Domino’s Pizza, Inc.	52	16,130
Expedia Group, Inc.*	154	14,428
Hilton Worldwide Holdings, Inc.	355	42,820
Las Vegas Sands Corp.*	414	15,533
Marriott International, Inc., Class A	325	45,546
McDonald’s Corp.	902	208,128
MGM Resorts International	666	19,794
Norwegian Cruise Line Holdings Ltd.*	257	2,920
Royal Caribbean Cruises Ltd.*	198	7,504
Starbucks Corp.	1,438	121,166
Wynn Resorts Ltd.*	116	7,311
Yum! Brands, Inc.	374	39,771

		725,824

Household Durables (0.1%)
DR Horton, Inc.	414	27,883
Garmin Ltd.	184	14,777
Lennar Corp., Class A	355	26,465
Mohawk Industries, Inc.*	74	6,748
Newell Brands, Inc.	484	6,723
NVR, Inc.*	11	43,858
PulteGroup, Inc.	319	11,963
Whirlpool Corp.	82	11,054

		149,471

Internet & Direct Marketing Retail (1.2%)
Amazon.com, Inc.*	10,028	1,133,164
eBay, Inc.	967	35,595
Etsy, Inc.*	141	14,118

		1,182,877

Leisure Products (0.0%)†
Hasbro, Inc.	141	9,506

Multiline Retail (0.2%)
Dollar General Corp.	325	77,955
Dollar Tree, Inc.*	279	37,972
Target Corp.	601	89,182

		205,109

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	82	12,820
AutoZone, Inc.*	41	87,819
Bath & Body Works, Inc.	355	11,573
Best Buy Co., Inc.	257	16,279
CarMax, Inc.*	198	13,072
Home Depot, Inc. (The)	1,311	361,757
Lowe’s Cos., Inc.	937	175,978
O’Reilly Automotive, Inc.*	98	68,928
Ross Stores, Inc.	433	36,489
TJX Cos., Inc. (The)	1,441	89,515
Tractor Supply Co.	141	26,209
Ulta Beauty, Inc.*	74	29,688

		930,127

Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc., Class B	1,487	123,599
Ralph Lauren Corp.	74	6,285
Tapestry, Inc.	355	10,093
VF Corp.	374	11,186

		151,163

Total Consumer Discretionary		4,282,321

Consumer Staples (2.4%)
Beverages (0.6%)
Brown-Forman Corp., Class B	198	13,181
Coca-Cola Co. (The)	4,606	258,028
Constellation Brands, Inc., Class A	192	44,098
Keurig Dr Pepper, Inc.	866	31,020
Molson Coors Beverage Co., Class B	228	10,942
Monster Beverage Corp.*	452	39,306

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	1,668	$272,318

		668,893

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	522	246,525
Kroger Co. (The)	994	43,487
Sysco Corp.	590	41,719
Walgreens Boots Alliance, Inc.	918	28,825
Walmart, Inc.	1,691	219,323

		579,879

Food Products (0.4%)
Archer-Daniels-Midland Co.	696	55,993
Campbell Soup Co.	211	9,942
Conagra Brands, Inc.	590	19,252
General Mills, Inc.	745	57,074
Hershey Co. (The)	182	40,126
Hormel Foods Corp.	325	14,768
J M Smucker Co. (The)	154	21,161
Kellogg Co.	325	22,640
Kraft Heinz Co. (The)	780	26,013
Lamb Weston Holdings, Inc.	163	12,613
McCormick & Co., Inc. (Non-Voting)	293	20,882
Mondelez International, Inc., Class A	1,736	95,185
Tyson Foods, Inc., Class A	366	24,130

		419,779

Household Products (0.5%)
Church & Dwight Co., Inc.	304	21,718
Clorox Co. (The)	154	19,772
Colgate-Palmolive Co.	1,016	71,374
Kimberly-Clark Corp.	395	44,453
Procter & Gamble Co. (The)	3,002	379,003

		536,320

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	271	58,509

Tobacco (0.2%)
Altria Group, Inc.	2,224	89,805
Philip Morris International, Inc.	1,856	154,067

		243,872

Total Consumer Staples		2,507,252

Energy (1.6%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	839	17,585
Halliburton Co.	1,075	26,467
Schlumberger NV	1,620	58,158

		102,210

Oil, Gas & Consumable Fuels (1.5%)
APA Corp.	433	14,804
Chevron Corp.	2,341	336,331
ConocoPhillips	1,704	174,387
Coterra Energy, Inc.	498	13,008
Devon Energy Corp.	452	27,179
Diamondback Energy, Inc.	190	22,887
EOG Resources, Inc.	696	77,764
Exxon Mobil Corp.	5,079	443,447
Hess Corp.	336	36,621
Kinder Morgan, Inc.	2,322	38,638
Marathon Oil Corp.	1,075	24,274
Marathon Petroleum Corp.	786	78,073
Occidental Petroleum Corp.	1,037	63,724
ONEOK, Inc.	484	24,800
Phillips 66	522	42,136
Pioneer Natural Resources Co.	198	42,873
Valero Energy Corp.	509	54,387
Williams Cos., Inc. (The)	1,487	42,573

		1,557,906

Total Energy		1,660,116

Financials (4.1%)
Banks (1.4%)
Bank of America Corp.	10,097	304,930
Citigroup, Inc.	2,717	113,217
Citizens Financial Group, Inc.	533	18,314
Comerica, Inc.	192	13,651
Fifth Third Bancorp	866	27,677
First Republic Bank	211	27,546
Huntington Bancshares, Inc.	1,316	17,345
JPMorgan Chase & Co.	3,844	401,698
KeyCorp	1,216	19,480
M&T Bank Corp.	219	38,614
PNC Financial Services Group, Inc. (The)	536	80,089
Regions Financial Corp.	1,149	23,061
Signature Bank	82	12,382
SVB Financial Group*	71	23,840
Truist Financial Corp.	1,649	71,798
US Bancorp	1,736	69,996
Wells Fargo & Co.	4,792	192,734
Zions Bancorp NA	206	10,477

		1,466,849

Capital Markets (1.0%)
Ameriprise Financial, Inc.	154	38,800
Bank of New York Mellon Corp. (The)	1,021	39,329
BlackRock, Inc.	146	80,341
Cboe Global Markets, Inc.	147	17,253
Charles Schwab Corp. (The)	1,387	99,684
CME Group, Inc.	417	73,863
FactSet Research Systems, Inc.	52	20,806
Franklin Resources, Inc.	344	7,403
Goldman Sachs Group, Inc. (The)	376	110,187
Intercontinental Exchange, Inc.	696	62,883
MarketAxess Holdings, Inc.	57	12,682
Moody’s Corp.	192	46,677
Morgan Stanley	1,804	142,534
MSCI, Inc.	106	44,710
Nasdaq, Inc.	360	20,405
Northern Trust Corp.	249	21,304
Raymond James Financial, Inc.	230	22,729
S&P Global, Inc.	433	132,216
State Street Corp.	433	26,331
T. Rowe Price Group, Inc.	279	29,298

		1,049,435

Consumer Finance (0.2%)
American Express Co.	786	106,039
Capital One Financial Corp.	566	52,168
Discover Financial Services	382	34,732
Synchrony Financial	707	19,930

		212,869

Diversified Financial Services (0.6%)
Berkshire Hathaway, Inc., Class B*	2,352	628,031

Insurance (0.9%)
Aflac, Inc.	885	49,737
Allstate Corp. (The)	382	47,570
American International Group, Inc.	1,016	48,240
Aon plc, Class A	293	78,486
Arthur J Gallagher & Co.	217	37,155
Assurant, Inc.	82	11,912
Brown & Brown, Inc.	317	19,172
Chubb Ltd.	550	100,034

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Financial Corp.	160	$14,331
Everest Re Group Ltd.	36	9,448
Globe Life, Inc.	141	14,058
Hartford Financial Services Group, Inc. (The)	439	27,192
Lincoln National Corp.	257	11,285
Loews Corp.	304	15,151
Marsh & McLennan Cos., Inc.	615	91,813
MetLife, Inc.	961	58,410
Principal Financial Group, Inc.	293	21,140
Progressive Corp. (The)	669	77,744
Prudential Financial, Inc.	484	41,517
Travelers Cos., Inc. (The)	325	49,790
W R Berkley Corp.	317	20,472
Willis Towers Watson plc	154	30,945

		875,602

Total Financials		4,232,786

Health Care (5.5%)
Biotechnology (0.8%)
AbbVie, Inc.	2,121	284,659
Amgen, Inc.	707	159,358
Biogen, Inc.*	217	57,939
Gilead Sciences, Inc.	1,487	91,733
Incyte Corp.*	211	14,061
Moderna, Inc.*	366	43,280
Regeneron Pharmaceuticals, Inc.*	98	67,509
Vertex Pharmaceuticals, Inc.*	304	88,020

		806,559

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	2,137	206,776
ABIOMED, Inc.*	57	14,003
Align Technology, Inc.*	97	20,090
Baxter International, Inc.	615	33,124
Becton Dickinson and Co.	325	72,420
Boston Scientific Corp.*	1,704	65,996
Cooper Cos., Inc. (The)	71	18,737
Dentsply Sirona, Inc.	304	8,618
Dexcom, Inc.*	439	35,357
Edwards Lifesciences Corp.*	758	62,633
Hologic, Inc.*	336	21,679
IDEXX Laboratories, Inc.*	116	37,793
Intuitive Surgical, Inc.*	439	82,286
Medtronic plc	1,620	130,815
ResMed, Inc.	182	39,730
STERIS plc	106	17,626
Stryker Corp.	382	77,370
Teleflex, Inc.	71	14,304
Zimmer Biomet Holdings, Inc.	233	24,360

		983,717

Health Care Providers & Services (1.4%)
AmerisourceBergen Corp.	184	24,901
Cardinal Health, Inc.	382	25,472
Centene Corp.*	712	55,401
Cigna Corp.	469	130,133
CVS Health Corp.	1,555	148,300
DaVita, Inc.*	116	9,601
Elevance Health, Inc.	304	138,089
HCA Healthcare, Inc.	325	59,732
Henry Schein, Inc.*	154	10,129
Humana, Inc.	160	77,630
Laboratory Corp. of America Holdings	116	23,758
McKesson Corp.	217	73,752
Molina Healthcare, Inc.*	76	25,068
Quest Diagnostics, Inc.	154	18,894
UnitedHealth Group, Inc.	1,146	578,776
Universal Health Services, Inc., Class B	101	8,906

		1,408,542

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	374	45,459
Bio-Rad Laboratories, Inc., Class A*	28	11,680
Bio-Techne Corp.	46	13,064
Charles River Laboratories International, Inc.*	65	12,792
Danaher Corp.	769	198,625
Illumina, Inc.*	182	34,724
IQVIA Holdings, Inc.*	217	39,307
Mettler-Toledo International, Inc.*	36	39,028
PerkinElmer, Inc.	154	18,531
Thermo Fisher Scientific, Inc.	484	245,480
Waters Corp.*	98	26,414
West Pharmaceutical Services, Inc.	84	20,671

		705,775

Pharmaceuticals (1.7%)
Bristol-Myers Squibb Co.	2,812	199,905
Catalent, Inc.*	190	13,749
Eli Lilly and Co.	1,005	324,967
Johnson & Johnson	3,150	514,584
Merck & Co., Inc.	3,086	265,766
Organon & Co.	304	7,114
Pfizer, Inc.	6,645	290,785
Viatris, Inc.	1,487	12,669
Zoetis, Inc.	552	81,856

		1,711,395

Total Health Care		5,615,988

Industrials (2.9%)
Aerospace & Defense (0.6%)
Boeing Co. (The)*	631	76,402
General Dynamics Corp.	279	59,195
Howmet Aerospace, Inc.	457	14,135
Huntington Ingalls Industries, Inc.	46	10,189
L3Harris Technologies, Inc.	271	56,322
Lockheed Martin Corp.	304	117,432
Northrop Grumman Corp.	192	90,301
Raytheon Technologies Corp.	1,736	142,109
Textron, Inc.	271	15,789
TransDigm Group, Inc.	65	34,113

		615,987

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	182	17,529
Expeditors International of Washington, Inc.	211	18,633
FedEx Corp.	293	43,502
United Parcel Service, Inc., Class B	839	135,532

		215,196

Airlines (0.1%)
Alaska Air Group, Inc.*	144	5,638
American Airlines Group, Inc.*	514	6,188
Delta Air Lines, Inc.*	696	19,530
Southwest Airlines Co.*	552	17,024
United Airlines Holdings, Inc.*	281	9,141

		57,521

Building Products (0.2%)
A O Smith Corp.	192	9,328
Allegion plc	116	10,403
Carrier Global Corp.	967	34,387
Fortune Brands Home & Security, Inc.	157	8,429
Johnson Controls International plc	965	47,497
Masco Corp.	355	16,575

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Trane Technologies plc	293	$42,429

		169,048

Commercial Services & Supplies (0.2%)
Cintas Corp.	97	37,655
Copart, Inc.*	228	24,259
Republic Services, Inc.	257	34,962
Rollins, Inc.	249	8,635
Waste Management, Inc.	457	73,216

		178,727

Construction & Engineering (0.0%)†
Quanta Services, Inc.	154	19,618

Electrical Equipment (0.2%)
AMETEK, Inc.	293	33,229
Eaton Corp. plc	512	68,280
Emerson Electric Co.	707	51,767
Generac Holdings, Inc.*	74	13,182
Rockwell Automation, Inc.	146	31,406

		197,864

Industrial Conglomerates (0.3%)
3M Co.	669	73,925
General Electric Co.	1,322	81,845
Honeywell International, Inc.	861	143,761

		299,531

Machinery (0.6%)
Caterpillar, Inc.	669	109,769
Cummins, Inc.	198	40,295
Deere & Co.	376	125,542
Dover Corp.	184	21,451
Fortive Corp.	374	21,804
IDEX Corp.	106	21,184
Illinois Tool Works, Inc.	349	63,047
Ingersoll Rand, Inc.	249	10,772
Nordson Corp.	60	12,736
Otis Worldwide Corp.	484	30,879
PACCAR, Inc.	414	34,648
Parker-Hannifin Corp.	154	37,316
Pentair plc	233	9,467
Snap-on, Inc.	71	14,296
Stanley Black & Decker, Inc.	192	14,440
Westinghouse Air Brake Technologies Corp.	228	18,548
Xylem, Inc.	228	19,918

		606,112

Professional Services (0.1%)
CoStar Group, Inc.*	7	488
Equifax, Inc.	147	25,200
Jacobs Solutions, Inc.	160	17,358
Leidos Holdings, Inc.	154	13,470
Nielsen Holdings plc	469	13,001
Robert Half International, Inc.	160	12,240
Verisk Analytics, Inc.	192	32,742

		114,499

Road & Rail (0.3%)
CSX Corp.	2,888	76,936
JB Hunt Transport Services, Inc.	116	18,145
Norfolk Southern Corp.	325	68,136
Old Dominion Freight Line, Inc.	144	35,823
Union Pacific Corp.	839	163,454

		362,494

Trading Companies & Distributors (0.1%)
Fastenal Co.	669	30,801
United Rentals, Inc.*	98	26,471
WW Grainger, Inc.	57	27,884

		85,156

Total Industrials		2,921,753

Information Technology (9.7%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	293	33,077
Cisco Systems, Inc.	5,069	202,760
F5, Inc.*	74	10,710
Juniper Networks, Inc.	374	9,769
Motorola Solutions, Inc.	192	43,002

		299,318

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	701	46,939
CDW Corp.	182	28,407
Corning, Inc.	932	27,047
Keysight Technologies, Inc.*	217	34,147
TE Connectivity Ltd.	406	44,806
Teledyne Technologies, Inc.*	65	21,935
Trimble, Inc.*	276	14,978
Zebra Technologies Corp., Class A*	65	17,031

		235,290

IT Services (1.6%)
Accenture plc, Class A	753	193,747
Akamai Technologies, Inc.*	217	17,429
Automatic Data Processing, Inc.	522	118,071
Broadridge Financial Solutions, Inc.	116	16,741
Cognizant Technology Solutions Corp., Class A	669	38,427
DXC Technology Co.*	344	8,421
EPAM Systems, Inc.*	71	25,716
Fidelity National Information Services, Inc.	734	55,468
Fiserv, Inc.*	669	62,598
FleetCor Technologies, Inc.*	116	20,436
Gartner, Inc.*	116	32,096
Global Payments, Inc.	355	38,358
International Business Machines Corp.	1,043	123,919
Jack Henry & Associates, Inc.	97	17,680
Mastercard, Inc., Class A	1,064	302,538
Paychex, Inc.	374	41,967
PayPal Holdings, Inc.*	1,411	121,445
VeriSign, Inc.*	117	20,323
Visa, Inc., Class A	2,056	365,248

		1,620,628

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.*	1,782	112,907
Analog Devices, Inc.	655	91,268
Applied Materials, Inc.	1,075	88,075
Broadcom, Inc.	484	214,901
Enphase Energy, Inc.*	147	40,788
Intel Corp.	5,340	137,612
KLA Corp.	192	58,105
Lam Research Corp.	182	66,612
Microchip Technology, Inc.	539	32,895
Micron Technology, Inc.	1,311	65,681
Monolithic Power Systems, Inc.	57	20,714
NVIDIA Corp.	2,939	356,765
NXP Semiconductors NV	342	50,448
ON Semiconductor Corp.*	495	30,853
Qorvo, Inc.*	154	12,229
QUALCOMM, Inc.	1,465	165,516
Skyworks Solutions, Inc.	211	17,992
SolarEdge Technologies, Inc.*	65	15,045
Teradyne, Inc.	211	15,857
Texas Instruments, Inc.	1,124	173,973

		1,768,236

Software (3.1%)
Adobe, Inc.*	583	160,442
ANSYS, Inc.*	106	23,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Autodesk, Inc.*	257	$48,008
Cadence Design Systems, Inc.*	344	56,220
Ceridian HCM Holding, Inc.*	163	9,108
Fortinet, Inc.*	772	37,928
Intuit, Inc.	304	117,745
Microsoft Corp.	9,174	2,136,625
NortonLifeLock, Inc.	696	14,018
Oracle Corp.	2,630	160,614
Paycom Software, Inc.*	65	21,449
PTC, Inc.*	120	12,552
Roper Technologies, Inc.	116	41,718
Salesforce, Inc.*	1,043	150,025
ServiceNow, Inc.*	257	97,046
Synopsys, Inc.*	184	56,214
Tyler Technologies, Inc.*	52	18,070

		3,161,282

Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	20,374	2,815,687
Hewlett Packard Enterprise Co.	1,555	18,629
HP, Inc.	1,820	45,355
NetApp, Inc.	293	18,122
Seagate Technology Holdings plc	279	14,851
Western Digital Corp.*	366	11,913

		2,924,557

Total Information Technology		10,009,311

Materials (0.9%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.	271	63,070
Albemarle Corp.	154	40,724
Celanese Corp.	154	13,912
CF Industries Holdings, Inc.	281	27,046
Corteva, Inc.	951	54,350
Dow, Inc.	880	38,658
DuPont de Nemours, Inc.	425	21,420
Eastman Chemical Co.	163	11,581
Ecolab, Inc.	304	43,904
FMC Corp.	154	16,278
International Flavors & Fragrances, Inc.	476	43,235
Linde plc	631	170,111
LyondellBasell Industries NV, Class A	325	24,466
Mosaic Co. (The)	469	22,667
PPG Industries, Inc.	293	32,432
Sherwin-Williams Co. (The)	304	62,244

		686,098

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	74	23,835
Vulcan Materials Co.	154	24,287

		48,122

Containers & Packaging (0.1%)
Amcor plc	1,961	21,042
Avery Dennison Corp.	106	17,246
Ball Corp.	382	18,458
International Paper Co.	439	13,916
Packaging Corp. of America	116	13,026
Sealed Air Corp.	154	6,855
Westrock Co.	338	10,441

		100,984

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	1,869	51,080
Newmont Corp.	965	40,559
Nucor Corp.	355	37,981

		129,620

Total Materials		964,824

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	147	20,608
American Tower Corp. (REIT)	522	112,073
AvalonBay Communities, Inc. (REIT)	182	33,523
Boston Properties, Inc. (REIT)	160	11,995
Camden Property Trust (REIT)	133	15,887
Crown Castle, Inc. (REIT)	490	70,830
Digital Realty Trust, Inc. (REIT)	233	23,109
Duke Realty Corp. (REIT)	457	22,027
Equinix, Inc. (REIT)	106	60,297
Equity Residential (REIT)	433	29,106
Essex Property Trust, Inc. (REIT)	82	19,863
Extra Space Storage, Inc. (REIT)	147	25,388
Federal Realty Investment Trust (REIT)	98	8,832
Healthpeak Properties, Inc. (REIT)	615	14,096
Host Hotels & Resorts, Inc. (REIT)	951	15,102
Invitation Homes, Inc. (REIT)	20	675
Iron Mountain, Inc. (REIT)	374	16,445
Kimco Realty Corp. (REIT)	457	8,413
Mid-America Apartment Communities, Inc. (REIT)	146	22,640
Prologis, Inc. (REIT)	769	78,130
Public Storage (REIT)	182	53,291
Realty Income Corp. (REIT)	382	22,232
Regency Centers Corp. (REIT)	190	10,232
SBA Communications Corp. (REIT)	116	33,019
Simon Property Group, Inc. (REIT)	366	32,849
UDR, Inc. (REIT)	325	13,556
Ventas, Inc. (REIT)	433	17,394
VICI Properties, Inc. (REIT)	1,073	32,029
Vornado Realty Trust (REIT)	206	4,771
Welltower, Inc. (REIT)	469	30,166
Weyerhaeuser Co. (REIT)	866	24,733

		883,311

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	417	28,152

Total Real Estate		911,463

Utilities (1.1%)
Electric Utilities (0.7%)
Alliant Energy Corp.	304	16,109
American Electric Power Co., Inc.	598	51,697
Constellation Energy Corp.	390	32,444
Duke Energy Corp.	861	80,090
Edison International	433	24,499
Entergy Corp.	233	23,447
Evergy, Inc.	304	18,058
Eversource Energy	374	29,157
Exelon Corp.	1,173	43,941
FirstEnergy Corp.	644	23,828
NextEra Energy, Inc.	2,357	184,812
NRG Energy, Inc.	304	11,634
Pinnacle West Capital Corp.	141	9,096
PPL Corp.	853	21,623
Southern Co. (The)	1,240	84,320
Xcel Energy, Inc.	631	40,384

		695,139

Gas Utilities (0.0%)†
Atmos Energy Corp.	147	14,972

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	753	17,018

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.3%)
Ameren Corp.	293	$23,601
CenterPoint Energy, Inc.	642	18,091
CMS Energy Corp.	349	20,326
Consolidated Edison, Inc.	406	34,819
Dominion Energy, Inc.	965	66,691
DTE Energy Co.	228	26,231
NiSource, Inc.	452	11,386
Public Service Enterprise Group, Inc.	590	33,176
Sempra Energy	338	50,680
WEC Energy Group, Inc.	374	33,447

		318,448

Water Utilities (0.1%)
American Water Works Co., Inc.	211	27,464

Total Utilities		1,073,041

Total Common Stocks (36.2%) (Cost $36,146,834)		37,173,471

EXCHANGE TRADED FUNDS (ETF):
Equity (2.5%)
iShares Core S&P 500 ETF	6,533	2,343,061
iShares Core S&P Mid-Cap ETF	736	161,375
iShares MSCI EAFE ETF	1,138	63,739
iShares Russell 2000 ETF	116	19,131

Total Exchange Traded Funds (2.5%) (Cost $2,657,439)		2,587,306

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.2%)
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	$163,723	156,764

Corporate Bonds (39.6%)
Communication Services (4.1%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.
1.650%, 2/1/28	100,000	82,196
4.350%, 3/1/29	100,000	93,229
4.300%, 2/15/30	400,000	364,832
British Telecommunications plc
9.625%, 12/15/30(e)	75,000	86,719
Verizon Communications, Inc.
4.329%, 9/21/28	200,000	187,373
4.016%, 12/3/29	320,000	290,192
3.150%, 3/22/30	125,000	106,472
2.550%, 3/21/31	300,000	240,180
2.355%, 3/15/32	250,000	193,147

		1,644,340

Entertainment (0.7%)
Walt Disney Co. (The)
2.000%, 9/1/29	110,000	89,831
2.650%, 1/13/31	200,000	165,297
Warnermedia Holdings, Inc.
4.279%, 3/15/32§	500,000	412,250

		667,378

Media (1.0%)
Charter Communications Operating LLC
5.050%, 3/30/29	100,000	92,266
2.800%, 4/1/31	175,000	132,463
Comcast Corp.
3.150%, 2/15/28	100,000	90,515
4.150%, 10/15/28	340,000	320,237
3.400%, 4/1/30	225,000	198,428
Discovery Communications LLC
3.950%, 3/20/28	86,000	75,408
Paramount Global
4.950%, 1/15/31	150,000	133,227

		1,042,544

Wireless Telecommunication Services (0.8%)
T-Mobile USA, Inc.
3.875%, 4/15/30	420,000	372,889
2.550%, 2/15/31	470,000	372,246
Vodafone Group plc
4.375%, 5/30/28	110,000	103,751

		848,886

Total Communication Services		4,203,148

Consumer Discretionary (2.1%)
Automobiles (0.2%)
General Motors Co.
5.000%, 10/1/28	200,000	183,926

Hotels, Restaurants & Leisure (0.6%)
Expedia Group, Inc.
3.250%, 2/15/30	190,000	156,341
Marriott International, Inc.
Series FF
4.625%, 6/15/30	54,000	48,815
McDonald’s Corp.
2.625%, 9/1/29	150,000	128,196
2.125%, 3/1/30	100,000	81,496
Starbucks Corp.
3.550%, 8/15/29	195,000	175,861

		590,709

Internet & Direct Marketing Retail (0.4%)
Amazon.com, Inc.
2.100%, 5/12/31	452,000	368,064

Specialty Retail (0.9%)
Home Depot, Inc. (The)
3.900%, 12/6/28	200,000	189,672
2.950%, 6/15/29	200,000	175,634
3.250%, 4/15/32	120,000	104,267
Lowe’s Cos., Inc.
1.700%, 10/15/30	175,000	132,831
2.625%, 4/1/31	390,000	312,618

		915,022

Textiles, Apparel & Luxury Goods (0.0%)†
NIKE, Inc.
2.850%, 3/27/30	50,000	43,410

Total Consumer Discretionary		2,101,131

Consumer Staples (2.7%)
Beverages (1.2%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	300,000	291,203
4.900%, 1/23/31	140,000	137,393
Coca-Cola Co. (The)
2.125%, 9/6/29	170,000	142,834
1.375%, 3/15/31	120,000	91,434
2.250%, 1/5/32	100,000	81,177
Constellation Brands, Inc.
3.150%, 8/1/29	175,000	150,121
PepsiCo, Inc.
3.000%, 10/15/27	125,000	115,375
1.625%, 5/1/30	175,000	139,555

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.900%, 7/18/32	$100,000	$92,586

		1,241,678

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
1.600%, 4/20/30	163,000	131,175
Kroger Co. (The)
2.200%, 5/1/30	100,000	79,444
Sysco Corp.
2.400%, 2/15/30	50,000	40,551
Walmart, Inc.
3.700%, 6/26/28	75,000	71,203
1.800%, 9/22/31	280,000	222,886

		545,259

Food Products (0.3%)
Conagra Brands, Inc.
4.850%, 11/1/28	106,000	100,081
General Mills, Inc.
4.200%, 4/17/28	100,000	95,482
Unilever Capital Corp.
3.500%, 3/22/28	100,000	93,410

		288,973

Household Products (0.2%)
Procter & Gamble Co. (The)
3.000%, 3/25/30	220,000	196,756

Tobacco (0.5%)
Altria Group, Inc.
4.800%, 2/14/29	160,000	148,211
BAT Capital Corp.
2.726%, 3/25/31	440,000	324,968
Philip Morris International, Inc.
3.375%, 8/15/29	64,000	54,684

		527,863

Total Consumer Staples		2,800,529

Energy (3.3%)
Oil, Gas & Consumable Fuels (3.3%)
BP Capital Markets America, Inc.
4.234%, 11/6/28	300,000	282,635
1.749%, 8/10/30	155,000	120,261
2.721%, 1/12/32	120,000	97,384
Chevron Corp.
2.236%, 5/11/30	170,000	141,038
ConocoPhillips Co.
6.950%, 4/15/29	170,000	185,879
Energy Transfer LP
4.950%, 6/15/28	100,000	93,258
5.250%, 4/15/29	50,000	47,040
3.750%, 5/15/30	180,000	151,962
Enterprise Products Operating LLC
4.150%, 10/16/28	200,000	186,116
2.800%, 1/31/30	50,000	41,724
Exxon Mobil Corp.
3.482%, 3/19/30	100,000	90,749
2.610%, 10/15/30	175,000	148,112
Kinder Morgan, Inc.
4.300%, 3/1/28	200,000	187,044
2.000%, 2/15/31	50,000	37,237
MPLX LP
4.000%, 3/15/28	155,000	141,323
2.650%, 8/15/30	75,000	58,815
ONEOK, Inc.
3.100%, 3/15/30	75,000	60,858
6.350%, 1/15/31	100,000	98,449
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	185,000	168,205
Targa Resources Partners LP
4.875%, 2/1/31	300,000	257,499
TotalEnergies Capital International SA
2.829%, 1/10/30	180,000	154,912
TransCanada PipeLines Ltd.
4.100%, 4/15/30	180,000	160,909
Valero Energy Corp.
2.800%, 12/1/31	200,000	159,113
7.500%, 4/15/32	50,000	54,242
Williams Cos., Inc. (The)
2.600%, 3/15/31	300,000	235,685
4.650%, 8/15/32	50,000	45,696

Total Energy		3,406,145

Financials (13.9%)
Banks (9.4%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	875,000	773,882
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31(k)	500,000	398,218
(SOFR + 1.53%), 1.898%, 7/23/31(k)	200,000	148,727
(SOFR + 1.32%), 2.687%, 4/22/32(k)	500,000	390,196
(SOFR + 1.22%), 2.299%, 7/21/32(k)	325,000	242,392
(SOFR + 1.83%), 4.571%, 4/27/33(k)	400,000	357,762
Barclays plc
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29(k)	200,000	180,147
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.645%, 6/24/31(k)	250,000	185,475
Citigroup, Inc.
4.450%, 9/29/27	430,000	399,323
(SOFR + 3.91%), 4.412%, 3/31/31(k)	450,000	403,506
(SOFR + 2.11%), 2.572%, 6/3/31(k)	450,000	354,189
(SOFR + 1.35%), 3.057%, 1/25/33(k)	250,000	197,530
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)	350,000	311,519
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30(k)	200,000	168,852
(SOFR + 1.19%), 2.804%, 5/24/32(k)	550,000	403,652
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	190,000	168,241
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	560,000	511,276
(SOFR + 1.51%), 2.739%, 10/15/30(k)	300,000	244,798
(SOFR + 1.25%), 2.580%, 4/22/32(k)	600,000	465,677
(SOFR + 1.26%), 2.963%, 1/25/33(k)	250,000	196,623
(SOFR + 2.08%), 4.912%, 7/25/33(k)	250,000	231,989
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	200,000	175,388

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Mitsubishi UFJ Financial Group, Inc.
3.741%, 3/7/29	$325,000	$291,751
Mizuho Financial Group, Inc.
4.018%, 3/5/28	200,000	182,951
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30(k)	200,000	182,326
PNC Financial Services Group, Inc. (The)
3.450%, 4/23/29	250,000	223,107
2.550%, 1/22/30	120,000	98,614
Sumitomo Mitsui Financial Group, Inc.
3.040%, 7/16/29	450,000	378,902
Truist Financial Corp.
3.875%, 3/19/29	100,000	90,493
(SOFR + 0.86%), 1.887%, 6/7/29(k)	50,000	41,040
(SOFR + 2.24%), 4.916%, 7/28/33(k)	100,000	90,754
US Bancorp
1.375%, 7/22/30	150,000	112,764
(SOFR + 2.11%), 4.967%, 7/22/33(k)	100,000	92,984
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30(k)	255,000	210,582
(SOFR + 1.50%), 3.350%, 3/2/33(k)	330,000	268,287
(SOFR + 2.10%), 4.897%, 7/25/33(k)	250,000	230,070
Westpac Banking Corp.
2.650%, 1/16/30	200,000	168,288
2.150%, 6/3/31	150,000	119,974

		9,692,249

Capital Markets (3.0%)
Bank of New York Mellon Corp. (The)
3.300%, 8/23/29	200,000	176,506
BlackRock, Inc.
1.900%, 1/28/31	173,000	135,657
Charles Schwab Corp. (The)
2.000%, 3/20/28	100,000	86,085
3.250%, 5/22/29	150,000	134,488
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	200,000	182,375
3.800%, 3/15/30	350,000	303,676
(SOFR + 1.28%), 2.615%, 4/22/32(k)	210,000	162,129
(SOFR + 1.25%), 2.383%, 7/21/32(k)	350,000	263,734
Intercontinental Exchange, Inc.
4.350%, 6/15/29	120,000	113,573
Morgan Stanley
(SOFR + 1.14%), 2.699%, 1/22/31(k)	500,000	405,623
(SOFR + 3.12%), 3.622%, 4/1/31(k)	200,000	171,391
(SOFR + 1.18%), 2.239%, 7/21/32(k)	800,000	600,248
S&P Global, Inc.
2.900%, 3/1/32§	250,000	209,976
State Street Corp.
2.400%, 1/24/30	165,000	137,170

		3,082,631

Consumer Finance (1.1%)
AerCap Ireland Capital DAC
3.000%, 10/29/28	150,000	120,755
3.300%, 1/30/32	300,000	226,105
Ally Financial, Inc.
2.200%, 11/2/28	60,000	46,448
8.000%, 11/1/31	100,000	105,564
Capital One Financial Corp.
3.800%, 1/31/28	125,000	112,930
(SOFR + 2.37%), 5.268%, 5/10/33(k)	100,000	92,430
John Deere Capital Corp.
1.450%, 1/15/31	130,000	99,377
Toyota Motor Credit Corp.
4.450%, 6/29/29	100,000	96,089
3.375%, 4/1/30	290,000	257,970

		1,157,668

Diversified Financial Services (0.3%)
Shell International Finance BV
2.375%, 11/7/29	240,000	200,946
2.750%, 4/6/30	50,000	42,796

		243,742

Insurance (0.1%)
Aon Corp.
2.800%, 5/15/30	100,000	82,554

Total Financials		14,258,844

Health Care (3.7%)
Biotechnology (0.5%)
AbbVie, Inc.
4.250%, 11/14/28	200,000	187,974
3.200%, 11/21/29	150,000	132,030
Amgen, Inc.
2.300%, 2/25/31	300,000	238,741

		558,745

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
2.272%, 12/1/28	100,000	82,749
2.539%, 2/1/32	80,000	61,989
Becton Dickinson and Co.
1.957%, 2/11/31	50,000	38,784

		183,522

Health Care Providers & Services (1.7%)
Cigna Corp.
3.050%, 10/15/27	130,000	116,495
4.375%, 10/15/28	140,000	132,860
CVS Health Corp.
4.300%, 3/25/28	275,000	260,223
3.250%, 8/15/29	300,000	262,109
Elevance Health, Inc.
4.101%, 3/1/28	100,000	94,296
2.550%, 3/15/31	200,000	161,478
4.100%, 5/15/32	50,000	45,165
HCA, Inc.
4.125%, 6/15/29	215,000	190,314
3.500%, 9/1/30	200,000	165,014
UnitedHealth Group, Inc.
2.300%, 5/15/31	275,000	222,242
4.200%, 5/15/32	100,000	92,633

		1,742,829

Pharmaceuticals (1.3%)
Astrazeneca Finance LLC
1.750%, 5/28/28	50,000	42,191
AstraZeneca plc
1.375%, 8/6/30	150,000	116,222
Bristol-Myers Squibb Co.
1.125%, 11/13/27	100,000	83,938
3.400%, 7/26/29	239,000	217,246
Johnson & Johnson
0.950%, 9/1/27	125,000	105,462

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
1.300%, 9/1/30	$50,000	$39,677
Merck & Co., Inc.
3.400%, 3/7/29	131,000	120,127
2.150%, 12/10/31	120,000	96,431
Novartis Capital Corp.
2.200%, 8/14/30	75,000	62,476
Pfizer, Inc.
2.625%, 4/1/30	250,000	214,522
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	200,000	158,489
Viatris, Inc.
2.700%, 6/22/30	75,000	55,639

		1,312,420

Total Health Care		3,797,516

Industrials (2.3%)
Aerospace & Defense (1.1%)
Boeing Co. (The)
5.150%, 5/1/30	500,000	461,717
General Dynamics Corp.
3.625%, 4/1/30	150,000	136,874
L3Harris Technologies, Inc.
4.400%, 6/15/28	100,000	94,002
Northrop Grumman Corp.
3.250%, 1/15/28	150,000	136,454
Raytheon Technologies Corp.
4.125%, 11/16/28	380,000	355,252

		1,184,299

Air Freight & Logistics (0.3%)
FedEx Corp.
3.100%, 8/5/29	200,000	171,174
United Parcel Service, Inc.
3.050%, 11/15/27	101,000	93,421

		264,595

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	150,000	123,737

Industrial Conglomerates (0.3%)
3M Co.
2.875%, 10/15/27	100,000	89,872
2.375%, 8/26/29	50,000	41,001
Honeywell International, Inc.
1.950%, 6/1/30	70,000	57,424
1.750%, 9/1/31	100,000	78,026

		266,323

Machinery (0.2%)
Deere & Co.
5.375%, 10/16/29	125,000	127,882
3.100%, 4/15/30	150,000	133,148

		261,030

Road & Rail (0.2%)
Union Pacific Corp.
3.700%, 3/1/29	140,000	129,817
2.375%, 5/20/31	120,000	97,533

		227,350

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.000%, 2/1/30	100,000	79,188

Total Industrials		2,406,522

Information Technology (2.6%)
IT Services (0.8%)
Fiserv, Inc.
3.500%, 7/1/29	225,000	195,738
Global Payments, Inc.
3.200%, 8/15/29	125,000	104,212
International Business Machines Corp.
3.500%, 5/15/29	250,000	226,229
Mastercard, Inc.
2.950%, 6/1/29	125,000	110,533
Visa, Inc.
2.050%, 4/15/30	175,000	145,235

		781,947

Semiconductors & Semiconductor Equipment (0.6%)
Broadcom, Inc.
2.450%, 2/15/31§	500,000	375,977
Intel Corp.
3.900%, 3/25/30	75,000	68,666
NVIDIA Corp.
2.850%, 4/1/30	100,000	85,672
QUALCOMM, Inc.
1.650%, 5/20/32	150,000	112,333

		642,648

Software (0.5%)
Oracle Corp.
3.250%, 11/15/27	270,000	240,331
Roper Technologies, Inc.
2.950%, 9/15/29	200,000	168,572
Salesforce, Inc.
3.700%, 4/11/28	125,000	118,645

		527,548

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
2.900%, 9/12/27	205,000	189,772
1.200%, 2/8/28	250,000	209,297
1.250%, 8/20/30	50,000	38,661
1.650%, 2/8/31	250,000	197,083
Dell International LLC
5.300%, 10/1/29	50,000	46,712

		681,525

Total Information Technology		2,633,668

Materials (0.4%)
Chemicals (0.1%)
Dow Chemical Co. (The)
2.100%, 11/15/30	100,000	76,388

Containers & Packaging (0.1%)
WRKCo., Inc.
4.900%, 3/15/29	180,000	171,178

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.
4.625%, 8/1/30	200,000	175,449

Total Materials		423,015

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Alexandria Real Estate Equities, Inc. (REIT)
3.950%, 1/15/28	65,000	60,072
American Tower Corp. (REIT)
3.600%, 1/15/28	50,000	44,367
3.800%, 8/15/29	150,000	131,708
1.875%, 10/15/30	110,000	81,463
AvalonBay Communities, Inc. (REIT)
2.050%, 1/15/32	110,000	85,005
Boston Properties LP (REIT)
3.250%, 1/30/31	100,000	81,198
Crown Castle, Inc. (REIT)
3.800%, 2/15/28	125,000	113,322
2.250%, 1/15/31	100,000	76,068

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Equinix, Inc. (REIT)
3.200%, 11/18/29	$115,000	$97,291
3.900%, 4/15/32	100,000	85,037
Prologis LP (REIT)
2.250%, 4/15/30	100,000	81,985
Realty Income Corp. (REIT)
3.250%, 1/15/31	150,000	127,855
Simon Property Group LP (REIT)
1.750%, 2/1/28	200,000	165,958
Ventas Realty LP (REIT)
4.400%, 1/15/29	100,000	91,859
Welltower, Inc. (REIT)
2.800%, 6/1/31	200,000	159,105

Total Real Estate		1,482,293

Utilities (3.1%)
Electric Utilities (2.5%)
American Electric Power Co., Inc.
2.300%, 3/1/30	190,000	151,080
Series J
4.300%, 12/1/28	125,000	116,823
Duke Energy Carolinas LLC
3.950%, 11/15/28	100,000	93,630
Duke Energy Corp.
2.450%, 6/1/30	455,000	364,195
4.500%, 8/15/32	380,000	345,145
Entergy Corp.
1.900%, 6/15/28	50,000	41,106
2.800%, 6/15/30	140,000	113,436
Eversource Energy
Series R
1.650%, 8/15/30	200,000	151,026
Exelon Corp.
4.050%, 4/15/30	150,000	136,352
3.350%, 3/15/32§	50,000	42,211
Nevada Power Co.
Series CC
3.700%, 5/1/29	80,000	72,794
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	480,000	384,816
Pacific Gas and Electric Co.
4.550%, 7/1/30	225,000	192,434
Public Service Electric & Gas Co.
1.900%, 8/15/31	150,000	117,194
Southern Co. (The)
Series A
3.700%, 4/30/30	185,000	162,578
Xcel Energy, Inc.
2.600%, 12/1/29	50,000	41,592

		2,526,412

Multi-Utilities (0.6%)
Ameren Corp.
3.500%, 1/15/31	150,000	129,767
Berkshire Hathaway Energy Co.
3.250%, 4/15/28	80,000	72,519
3.700%, 7/15/30	50,000	44,915
Dominion Energy, Inc.
4.250%, 6/1/28	75,000	70,288
Series C
3.375%, 4/1/30	200,000	172,217
Sempra Energy
3.400%, 2/1/28	180,000	162,916

		652,622

Total Utilities		3,179,034

Total Corporate Bonds		40,691,845

Total Long-Term Debt Securities (39.8%) (Cost $48,654,034)		40,848,609

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (18.8%)
JPMorgan Prime Money Market Fund, IM Shares	19,314,724	19,322,450

Total Short-Term Investment (18.8%) (Cost $19,323,186)		19,322,450

Total Investments in Securities (97.3%) (Cost $106,781,493)		99,931,836
Other Assets Less Liabilities (2.7%)		2,817,357

Net Assets (100%)		$102,749,193

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2022, the market value of these securities amounted to $1,040,414 or 1.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2022.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Glossary:

CME — Chicago Mercantile Exchange

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	192	12/2022	USD	15,941,760	(1,710,237)
Russell 2000 E-Mini Index	32	12/2022	USD	2,671,680	(290,372)
S&P Midcap 400 E-Mini Index	10	12/2022	USD	2,208,200	(251,514)

					(2,252,123)

Short Contracts
S&P 500 E-Mini Index	(111)	12/2022	USD	(19,988,325)	1,770,803

					1,770,803

					(481,320)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Security	$—	$156,764	$—	$156,764
Common Stocks
Communication Services	2,994,616	—	—	2,994,616
Consumer Discretionary	4,282,321	—	—	4,282,321
Consumer Staples	2,507,252	—	—	2,507,252
Energy	1,660,116	—	—	1,660,116
Financials	4,232,786	—	—	4,232,786
Health Care	5,615,988	—	—	5,615,988
Industrials	2,921,753	—	—	2,921,753
Information Technology	10,009,311	—	—	10,009,311
Materials	964,824	—	—	964,824
Real Estate	911,463	—	—	911,463
Utilities	1,073,041	—	—	1,073,041
Corporate Bonds
Communication Services	—	4,203,148	—	4,203,148
Consumer Discretionary	—	2,101,131	—	2,101,131
Consumer Staples	—	2,800,529	—	2,800,529
Energy	—	3,406,145	—	3,406,145
Financials	—	14,258,844	—	14,258,844
Health Care	—	3,797,516	—	3,797,516
Industrials	—	2,406,522	—	2,406,522
Information Technology	—	2,633,668	—	2,633,668
Materials	—	423,015	—	423,015
Real Estate	—	1,482,293	—	1,482,293
Utilities	—	3,179,034	—	3,179,034
Exchange Traded Funds	2,587,306	—	—	2,587,306
Futures	1,770,803	—	—	1,770,803
Short-Term Investment
Investment Company	19,322,450	—	—	19,322,450

Total Assets	$60,854,030	$40,848,609	$—	$101,702,639

Liabilities:
Futures	$(2,252,123)	$—	$—	$(2,252,123)

Total Liabilities	$(2,252,123)	$—	$—	$(2,252,123)

Total	$58,601,907	$40,848,609	$—	$99,450,516

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,192,298
Aggregate gross unrealized depreciation	(12,880,705)

Net unrealized depreciation	$(7,688,407)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$107,138,923

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Entertainment (1.8%)
Liberty Media Corp.-Liberty Formula One, Class C*	368,010	$21,528,585

Interactive Media & Services (0.5%)
Ziff Davis, Inc.*	93,449	6,399,387

Total Communication Services		27,927,972

Consumer Discretionary (7.6%)
Auto Components (0.5%)
Visteon Corp.*	53,094	5,631,150

Diversified Consumer Services (1.5%)
Frontdoor, Inc.*	306,589	6,251,349
Terminix Global Holdings, Inc.*	300,899	11,521,423

		17,772,772

Hotels, Restaurants & Leisure (1.9%)
Aramark	500,748	15,623,338
Entain plc	622,320	7,473,259

		23,096,597

Internet & Direct Marketing Retail (0.2%)
Wayfair, Inc., Class A(x)*	75,600	2,460,780

Multiline Retail (0.5%)
Dollar Tree, Inc.*	38,702	5,267,342

Specialty Retail (2.0%)
Burlington Stores, Inc.*	60,144	6,729,512
CarMax, Inc.*	260,295	17,184,676

		23,914,188

Textiles, Apparel & Luxury Goods (1.0%)
Gildan Activewear, Inc.	426,568	12,059,077

Total Consumer Discretionary		90,201,906

Consumer Staples (0.0%)
Food & Staples Retailing (0.0%)
Fresh Market, Inc. (The)(r)*	1,887	—

Total Consumer Staples		—

Financials (14.2%)
Banks (0.4%)
SVB Financial Group*	14,592	4,899,702

Capital Markets (6.8%)
Cboe Global Markets, Inc.	110,704	12,993,328
Charles Schwab Corp. (The)	180,325	12,959,958
LPL Financial Holdings, Inc.	223,898	48,917,235
MSCI, Inc.	13,227	5,579,016

		80,449,537

Insurance (7.0%)
Aon plc, Class A	38,153	10,220,044
Intact Financial Corp.	244,583	34,613,625
Ryan Specialty Holdings, Inc., Class A*	230,583	9,366,282
W R Berkley Corp.	460,566	29,743,352

		83,943,303

Total Financials		169,292,542

Health Care (16.9%)
Biotechnology (3.3%)
Abcam plc (ADR)(x)*	218,922	3,281,641
Ascendis Pharma A/S (ADR)(x)*	74,818	7,725,707
BioMarin Pharmaceutical, Inc.*	130,450	11,058,246
Neurocrine Biosciences, Inc.*	78,111	8,296,169
Sarepta Therapeutics, Inc.*	83,296	9,207,540

		39,569,303

Health Care Equipment & Supplies (8.5%)
Boston Scientific Corp.*	863,506	33,443,587
Cooper Cos., Inc. (The)	43,625	11,512,638
Dentsply Sirona, Inc.	305,626	8,664,497
ICU Medical, Inc.*	97,785	14,726,421
STERIS plc	75,968	12,631,959
Teleflex, Inc.	102,540	20,657,709

		101,636,811

Life Sciences Tools & Services (3.5%)
Avantor, Inc.*	603,873	11,835,911
Illumina, Inc.*	49,669	9,476,348
PerkinElmer, Inc.	108,016	12,997,565
Waters Corp.*	26,235	7,071,120

		41,380,944

Pharmaceuticals (1.6%)
Catalent, Inc.*	181,485	13,132,255
Elanco Animal Health, Inc.*	470,830	5,843,000

		18,975,255

Total Health Care		201,562,313

Industrials (14.0%)
Aerospace & Defense (1.7%)
L3Harris Technologies, Inc.	96,720	20,101,318

Airlines (0.8%)
Ryanair Holdings plc (ADR)*	159,839	9,337,795

Commercial Services & Supplies (1.6%)
Cimpress plc*	122,892	3,008,396
Rentokil Initial plc	337,921	1,784,357
Ritchie Bros Auctioneers, Inc.	232,023	14,496,797

		19,289,550

Electrical Equipment (2.8%)
Regal Rexnord Corp.	53,705	7,538,034
Sensata Technologies Holding plc	704,926	26,279,641

		33,817,675

Machinery (3.0%)
Ingersoll Rand, Inc.	460,119	19,904,748
Westinghouse Air Brake Technologies Corp.	199,064	16,193,856

		36,098,604

Professional Services (0.2%)
Upwork, Inc.*	137,472	1,872,369

Road & Rail (2.6%)
JB Hunt Transport Services, Inc.	199,760	31,246,459

Trading Companies & Distributors (1.3%)
Ferguson plc	149,668	15,405,327

Total Industrials		167,169,097

Information Technology (37.0%)
Electronic Equipment, Instruments & Components (8.0%)
Flex Ltd.*	1,296,908	21,606,488
National Instruments Corp.	506,649	19,120,933
TE Connectivity Ltd.	299,628	33,066,946
Teledyne Technologies, Inc.*	64,751	21,851,520

		95,645,887

IT Services (13.9%)
Amdocs Ltd.	407,960	32,412,422
Broadridge Financial Solutions, Inc.	127,777	18,440,776
Fidelity National Information Services, Inc.	198,170	14,975,707

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Global Payments, Inc.	139,955	$15,122,138
GoDaddy, Inc., Class A*	423,006	29,982,665
SS&C Technologies Holdings, Inc.	618,880	29,551,520
WEX, Inc.*	195,689	24,840,762

		165,325,990

Semiconductors & Semiconductor Equipment (8.8%)
KLA Corp.	57,639	17,443,290
Lam Research Corp.	23,544	8,617,104
Microchip Technology, Inc.	303,671	18,533,041
NXP Semiconductors NV	94,962	14,007,845
ON Semiconductor Corp.*	750,454	46,775,798

		105,377,078

Software (6.3%)
Atlassian Corp. plc, Class A*	38,207	8,046,012
Ceridian HCM Holding, Inc.*	275,131	15,374,320
Constellation Software, Inc.	25,658	35,702,020
Dynatrace, Inc.*	105,187	3,661,560
Nice Ltd. (ADR)(x)*	50,480	9,502,355
Topicus.com, Inc.*	66,996	3,221,395

		75,507,662

Total Information Technology		441,856,617

Materials (1.7%)
Chemicals (0.8%)
Corteva, Inc.	163,824	9,362,542

Containers & Packaging (0.9%)
Sealed Air Corp.	231,977	10,325,296

Total Materials		19,687,838

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Lamar Advertising Co. (REIT), Class A	216,350	17,846,711

Total Real Estate		17,846,711

Utilities (0.8%)
Electric Utilities (0.8%)
Alliant Energy Corp.	184,240	9,762,878

Total Utilities		9,762,878

Total Common Stocks (96.0%) (Cost $951,607,137)		1,145,307,874

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR(r)* (Cost $—)	29	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.8%)
JPMorgan Prime Money Market Fund, IM Shares	33,037,561	$33,050,777

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.2%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,809,807, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $1,845,547.(xx)	$1,809,359	1,809,359
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $500,127, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $510,247.(xx)	500,000	500,000
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $400,249, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $438,420.(xx)	400,000	400,000

Total Repurchase Agreements		2,709,359

Total Short-Term Investments (3.0%) (Cost $35,763,954)		35,760,136

Total Investments in Securities (99.0%) (Cost $987,371,091)		1,181,068,010
Other Assets Less Liabilities (1.0%)		12,177,301

Net Assets (100%)		$1,193,245,311

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $7,240,312. This was collateralized by $4,783,504 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.625%, maturing 10/27/22 – 5/15/51 and by cash of $2,709,359 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

Country Diversification

As a Percentage of Total Net Assets

Canada	8.1%
China	1.2
Denmark	0.6
Ireland	1.0
Israel	0.8
Netherlands	0.3
Switzerland	2.8
United Kingdom	1.1
United States	83.1
Cash and Other	1.0

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$27,927,972	$—	$—		$27,927,972
Consumer Discretionary	82,728,647	7,473,259	—		90,201,906
Consumer Staples	—	—	—	(a)	—	(a)
Financials	169,292,542	—	—		169,292,542
Health Care	201,562,313	—	—		201,562,313
Industrials	165,384,740	1,784,357	—		167,169,097
Information Technology	441,856,617	—	—		441,856,617
Materials	19,687,838	—	—		19,687,838
Real Estate	17,846,711	—	—		17,846,711
Utilities	9,762,878	—	—		9,762,878
Right
Health Care	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	33,050,777	—	—		33,050,777
Repurchase Agreements	—	2,709,359	—		2,709,359

Total Assets	$1,169,101,035	$11,966,975	$—		$1,181,068,010

Total Liabilities	$—	$—	$—		$—

Total	$1,169,101,035	$11,966,975	$—		$1,181,068,010

(a)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$302,813,289
Aggregate gross unrealized depreciation	(109,341,254)

Net unrealized appreciation	$193,472,035

Federal income tax cost of investments in securities and derivative instruments, if applicable	$987,595,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (8.4%)
Vanguard S&P 500 ETF	90,568	$29,733,474

Fixed Income (35.0%)
iShares 1-3 Year Treasury Bond ETF	611,787	49,683,222
iShares 3-7 Year Treasury Bond ETF	299,528	34,230,060
iShares 7-10 Year Treasury Bond ETF	118,652	11,389,406
SPDR Portfolio Intermediate Term Treasury ETF	1,022,098	28,751,617

Total Fixed Income		124,054,305

Total Exchange Traded Funds (43.4%) (Cost $158,265,832)		153,787,779

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligation (2.6%)
U.S. Treasury Notes 0.125%, 1/31/23#	$9,304,000	9,193,151

Total Long-Term Debt Securities (2.6%) (Cost $9,283,246)		9,193,151

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (36.0%)
FFCB
0.67%, 10/4/22(o)(p)	4,000,000	3,999,703
2.04%, 10/12/22(o)(p)	5,000,000	4,996,608
2.44%, 10/26/22(o)(p)	30,000,000	29,947,293
2.46%, 10/28/22(o)(p)	5,000,000	4,990,453
2.50%, 11/2/22(o)(p)	10,000,000	9,977,096
FHLB
1.96%, 10/11/22(o)(p)	10,000,000	9,994,013
2.12%, 10/14/22(o)(p)	5,500,000	5,495,473
2.44%, 10/28/22(o)(p)	5,000,000	4,990,521
2.48%, 11/1/22(o)(p)	10,000,000	9,978,016
2.49%, 11/2/22(o)(p)	2,300,000	2,294,770
2.77%, 11/18/22(o)(p)	10,000,000	9,962,402
FNMA
1.07%, 10/5/22(o)(p)	10,000,000	9,998,514
2.28%, 10/19/22(o)(p)	21,000,000	20,974,779

Total U.S. Government Agency Securities		127,599,641

U.S. Treasury Obligations (12.7%)
U.S. Treasury Bills
2.20%, 10/20/22(p)	20,000,000	19,975,586
2.45%, 11/3/22(p)	25,000,000	24,942,210

Total U.S. Treasury Obligations		44,917,796

Total Short-Term Investments (48.7%) (Cost $172,485,789)		172,517,437

Total Investments in Securities (94.7%) (Cost $340,034,867)		335,498,367
Other Assets Less Liabilities (5.3%)		18,680,244

Net Assets (100%)		$354,178,611

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,373,325.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2022.

(p)	Yield to maturity.

Glossary:

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	738	12/2022	EUR	23,976,629	(2,040,750)
FTSE 100 Index	217	12/2022	GBP	16,753,235	(1,133,187)
Russell 2000 E-Mini Index	271	12/2022	USD	22,625,790	(3,095,642)
S&P 500 E-Mini Index	168	12/2022	USD	30,252,600	(4,254,943)
TOPIX Index	131	12/2022	JPY	16,618,255	(637,172)

					(11,161,694)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$153,787,779	$—	$—	$153,787,779
Short-Term Investments
U.S. Government Agency Securities	—	127,599,641	—	127,599,641
U.S. Treasury Obligations	—	44,917,796	—	44,917,796
U.S. Treasury Obligation	—	9,193,151	—	9,193,151

Total Assets	$153,787,779	$181,710,588	$—	$335,498,367

Liabilities:
Futures	$(11,161,694)	$—	$—	$(11,161,694)

Total Liabilities	$(11,161,694)	$—	$—	$(11,161,694)

Total	$142,626,085	$181,710,588	$—	$324,336,673

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,826,879
Aggregate gross unrealized depreciation	(21,591,352)

Net unrealized depreciation	$(19,764,473)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$344,101,146

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.4%)
Interactive Media & Services (1.5%)
Alphabet, Inc., Class C*	39,400	$3,788,310
Meta Platforms, Inc., Class A*	62,600	8,493,568

		12,281,878

Media (2.9%)
Comcast Corp., Class A	795,300	23,326,149

Total Communication Services		35,608,027

Consumer Discretionary (4.3%)
Hotels, Restaurants & Leisure (1.0%)
Royal Caribbean Cruises Ltd.*	219,800	8,330,420

Household Durables (0.4%)
KB Home	77,300	2,003,616
Newell Brands, Inc.	107,600	1,494,564

		3,498,180

Multiline Retail (0.1%)
Kohl’s Corp.	30,400	764,560

Specialty Retail (1.0%)
Best Buy Co., Inc.	35,500	2,248,570
Ross Stores, Inc.	64,100	5,401,707

		7,650,277

Textiles, Apparel & Luxury Goods (1.8%)
Kontoor Brands, Inc.	112,905	3,794,737
Tapestry, Inc.	361,467	10,276,507

		14,071,244

Total Consumer Discretionary		34,314,681

Consumer Staples (11.6%)
Beverages (3.4%)
Coca-Cola Co. (The)	268,600	15,046,972
Constellation Brands, Inc., Class A	33,100	7,602,408
Keurig Dr Pepper, Inc.	133,000	4,764,060

		27,413,440

Food & Staples Retailing (4.9%)
BJ’s Wholesale Club Holdings, Inc.*	161,400	11,751,534
US Foods Holding Corp.*	415,960	10,997,982
Walmart, Inc.	128,700	16,692,390

		39,441,906

Food Products (2.1%)
Bunge Ltd.	72,100	5,953,297
Lamb Weston Holdings, Inc.	135,040	10,449,395

		16,402,692

Household Products (1.2%)
Energizer Holdings, Inc.	55,800	1,402,812
Procter & Gamble Co. (The)	62,200	7,852,750

		9,255,562

Total Consumer Staples		92,513,600

Energy (10.2%)
Oil, Gas & Consumable Fuels (10.2%)
Chevron Corp.	121,900	17,513,373
ConocoPhillips	50,500	5,168,170
Diamondback Energy, Inc.	134,100	16,153,686
EOG Resources, Inc.	68,400	7,642,332
Exxon Mobil Corp.	181,500	15,846,765
Hess Corp.	179,900	19,607,301

Total Energy		81,931,627

Financials (19.2%)
Banks (10.8%)
Bank of America Corp.	651,100	19,663,220
Fifth Third Bancorp	309,800	9,901,208
First Republic Bank	30,200	3,942,610
Truist Financial Corp.	163,500	7,118,790
US Bancorp	389,500	15,704,640
Wells Fargo & Co.	747,600	30,068,472

		86,398,940

Capital Markets (0.5%)
Intercontinental Exchange, Inc.	49,300	4,454,255

Diversified Financial Services (2.7%)
Berkshire Hathaway, Inc., Class B*	81,100	21,655,322

Insurance (5.2%)
Chubb Ltd.	43,300	7,875,404
Hartford Financial Services Group, Inc. (The)	158,800	9,836,072
Progressive Corp. (The)	111,500	12,957,415
Travelers Cos., Inc. (The)	70,600	10,815,920

		41,484,811

Total Financials		153,993,328

Health Care (21.4%)
Biotechnology (6.0%)
AbbVie, Inc.	103,000	13,823,630
BioMarin Pharmaceutical, Inc.*	49,800	4,221,546
Regeneron Pharmaceuticals, Inc.*	30,900	21,286,083
Vertex Pharmaceuticals, Inc.*	29,200	8,454,568

		47,785,827

Health Care Equipment & Supplies (2.9%)
Baxter International, Inc.	107,000	5,763,020
Medtronic plc	95,200	7,687,400
Zimmer Biomet Holdings, Inc.	96,100	10,047,255

		23,497,675

Health Care Providers & Services (7.7%)
Cardinal Health, Inc.	170,800	11,388,944
Centene Corp.*	300,200	23,358,562
Cigna Corp.	35,500	9,850,185
Humana, Inc.	35,600	17,272,764

		61,870,455

Pharmaceuticals (4.8%)
Bristol-Myers Squibb Co.	515,500	36,646,895
Elanco Animal Health, Inc.*	137,700	1,708,857

		38,355,752

Total Health Care		171,509,709

Industrials (10.8%)
Aerospace & Defense (3.0%)
Raytheon Technologies Corp.	290,500	23,780,330

Air Freight & Logistics (1.0%)
FedEx Corp.	53,900	8,002,533

Airlines (1.0%)
Delta Air Lines, Inc.*	296,700	8,325,402

Building Products (1.0%)
Carrier Global Corp.	218,600	7,773,416

Electrical Equipment (0.7%)
Rockwell Automation, Inc.	25,100	5,399,261

Industrial Conglomerates (1.2%)
Honeywell International, Inc.	57,800	9,650,866

Machinery (1.9%)
AGCO Corp.	15,700	1,509,869
Deere & Co.	23,300	7,779,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Parker-Hannifin Corp.	26,600	$6,445,446

		15,734,952

Professional Services (0.5%)
Leidos Holdings, Inc.	46,600	4,076,102

Road & Rail (0.5%)
CSX Corp.	146,000	3,889,440

Total Industrials		86,632,302

Information Technology (3.3%)
Communications Equipment (0.7%)
Cisco Systems, Inc.	144,100	5,764,000

IT Services (0.9%)
Fidelity National Information Services, Inc.	91,900	6,944,883

Semiconductors & Semiconductor Equipment (0.8%)
Intel Corp.	260,000	6,700,200

Technology Hardware, Storage & Peripherals (0.9%)
Seagate Technology Holdings plc	137,200	7,303,156

Total Information Technology		26,712,239

Materials (3.9%)
Chemicals (1.9%)
Chemours Co. (The)	179,800	4,432,070
FMC Corp.	77,813	8,224,834
Sherwin-Williams Co. (The)	12,600	2,579,850

		15,236,754

Metals & Mining (2.0%)
Alcoa Corp.	159,100	5,355,306
Freeport-McMoRan, Inc.	376,400	10,287,012

		15,642,318

Total Materials		30,879,072

Real Estate (2.9%)
Equity Real Estate Investment Trusts (REITs) (2.9%)
Equity LifeStyle Properties, Inc. (REIT)	164,500	10,337,180
Kite Realty Group Trust (REIT)	155,500	2,677,710
Ventas, Inc. (REIT)	243,981	9,800,717

Total Real Estate		22,815,607

Utilities (4.7%)
Electric Utilities (2.4%)
Exelon Corp.	285,900	10,709,814
NextEra Energy, Inc.	107,700	8,444,757

		19,154,571

Multi-Utilities (2.3%)
Ameren Corp.	148,300	11,945,565
CenterPoint Energy, Inc.	234,700	6,613,846

		18,559,411

Total Utilities		37,713,982

Total Common Stocks (96.7%) (Cost $782,908,760)		774,624,174

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (4.3%)
FHLB
0.00%, 10/3/22(o)(p)	$34,070,000	34,070,000

Total Short-Term Investment (4.3%) (Cost $34,065,079)		34,070,000

Total Investments in Securities (101.0%) (Cost $816,973,839)		808,694,174
Other Assets Less Liabilities (-1.0%)		(8,089,370)

Net Assets (100%)		$800,604,804

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2022.

(p)	Yield to maturity.

Glossary:

FHLB — Federal Home Loan Bank

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$35,608,027	$—	$—	$35,608,027
Consumer Discretionary	34,314,681	—	—	34,314,681
Consumer Staples	92,513,600	—	—	92,513,600
Energy	81,931,627	—	—	81,931,627
Financials	153,993,328	—	—	153,993,328
Health Care	171,509,709	—	—	171,509,709
Industrials	86,632,302	—	—	86,632,302
Information Technology	26,712,239	—	—	26,712,239
Materials	30,879,072	—	—	30,879,072
Real Estate	22,815,607	—	—	22,815,607
Utilities	37,713,982	—	—	37,713,982
Short-Term Investment
U.S. Government Agency Security	—	34,070,000	—	34,070,000

Total Assets	$774,624,174	$34,070,000	$—	$808,694,174

Total Liabilities	$—	$—	$—	$—

Total	$774,624,174	$34,070,000	$—	$808,694,174

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,746,383
Aggregate gross unrealized depreciation	(69,328,133)

Net unrealized depreciation	$(8,581,750)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$817,275,924

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.6%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	225,718	$3,462,514
Cogent Communications Holdings, Inc.	102,910	5,367,785
Lumen Technologies, Inc.	29,717	216,340
Verizon Communications, Inc.	133,177	5,056,731

		14,103,370

Entertainment (0.8%)
Activision Blizzard, Inc.	22,492	1,672,055
Electronic Arts, Inc.	8,346	965,716
Live Nation Entertainment, Inc.*	4,645	353,206
Netflix, Inc.*	20,340	4,788,850
Take-Two Interactive Software, Inc.*	15,010	1,636,090
Walt Disney Co. (The)*	57,712	5,443,973
Warner Bros Discovery, Inc.*	69,630	800,745

		15,660,635

Interactive Media & Services (3.3%)
Alphabet, Inc., Class A*	249,794	23,892,796
Alphabet, Inc., Class C*	220,745	21,224,632
Match Group, Inc.*	9,005	429,989
Meta Platforms, Inc., Class A*	96,514	13,095,019
Pinterest, Inc., Class A*	29,852	695,552
Snap, Inc., Class A*	44,065	432,718
Twitter, Inc.*	21,243	931,293

		60,701,999

Media (0.6%)
Charter Communications, Inc., Class A*	11,219	3,403,284
Comcast Corp., Class A	191,648	5,621,036
DISH Network Corp., Class A*	8,419	116,435
Fox Corp., Class A	9,471	290,570
Fox Corp., Class B	3,926	111,891
Interpublic Group of Cos., Inc. (The)	11,800	302,080
News Corp., Class A	12,433	187,862
News Corp., Class B	4,207	64,872
Omnicom Group, Inc.	6,344	400,243
Paramount Global, Class B(x)	15,954	303,764

		10,802,037

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	19,018	2,551,645

Total Communication Services		103,819,686

Consumer Discretionary (8.6%)
Auto Components (0.2%)
Aptiv plc*	8,420	658,528
BorgWarner, Inc.	8,028	252,079
Luminar Technologies, Inc.(x)*	249,700	1,819,065

		2,729,672

Automobiles (1.4%)
Ford Motor Co.	124,506	1,394,467
General Motors Co.	77,617	2,490,730
Tesla, Inc.*	84,152	22,321,318

		26,206,515

Distributors (0.1%)
Genuine Parts Co.	4,460	665,967
LKQ Corp.	8,139	383,754
Pool Corp.	1,204	383,125

		1,432,846

Hotels, Restaurants & Leisure (1.6%)
Aramark	79,904	2,493,005
Booking Holdings, Inc.*	1,255	2,062,229
Caesars Entertainment, Inc.*	6,885	222,110
Carnival Corp.*	31,187	219,245
Chipotle Mexican Grill, Inc.*	3,219	4,837,384
Darden Restaurants, Inc.	3,723	470,289
Domino’s Pizza, Inc.	1,136	352,387
Expedia Group, Inc.*	4,772	447,089
Hilton Grand Vacations, Inc.*	52,165	1,715,707
Hilton Worldwide Holdings, Inc.	8,536	1,029,612
Las Vegas Sands Corp.*	10,382	389,533
Marriott International, Inc., Class A	8,868	1,242,762
McDonald’s Corp.	23,191	5,351,091
MGM Resorts International	9,950	295,714
Norwegian Cruise Line Holdings Ltd.(x)*	173,973	1,976,333
Royal Caribbean Cruises Ltd.(x)*	23,647	896,221
Starbucks Corp.	36,161	3,046,926
Wynn Resorts Ltd.*	3,353	211,340
Yum! Brands, Inc.	23,166	2,463,472

		29,722,449

Household Durables (0.2%)
DR Horton, Inc.	22,596	1,521,841
Garmin Ltd.	4,810	386,291
Lennar Corp., Class A	8,119	605,271
Mohawk Industries, Inc.*	1,844	168,154
Newell Brands, Inc.	12,782	177,542
NVR, Inc.*	100	398,708
PulteGroup, Inc.	7,482	280,575
Whirlpool Corp.	1,790	241,310

		3,779,692

Internet & Direct Marketing Retail (2.4%)
Amazon.com, Inc.*	387,044	43,735,972
eBay, Inc.	17,444	642,114
Etsy, Inc.*	3,862	386,702

		44,764,788

Leisure Products (0.0%)†
Hasbro, Inc.	4,227	284,984

Multiline Retail (1.0%)
Dollar General Corp.	58,007	13,913,559
Dollar Tree, Inc.*	17,105	2,327,990
Target Corp.	14,769	2,191,572

		18,433,121

Specialty Retail (1.4%)
Advance Auto Parts, Inc.	1,962	306,739
AutoZone, Inc.*	611	1,308,719
Bath & Body Works, Inc.	7,115	231,949
Best Buy Co., Inc.	6,091	385,804
Burlington Stores, Inc.*	7,823	875,315
CarMax, Inc.*	5,062	334,193
Home Depot, Inc. (The)	46,636	12,868,738
Lowe’s Cos., Inc.	20,193	3,792,447
O’Reilly Automotive, Inc.*	2,014	1,416,547
Ross Stores, Inc.	10,956	923,262
TJX Cos., Inc. (The)	37,029	2,300,242
Tractor Supply Co.	3,528	655,785
Ulta Beauty, Inc.*	1,657	664,772

		26,064,512

Textiles, Apparel & Luxury Goods (0.3%)
NIKE, Inc., Class B	52,430	4,357,982
Ralph Lauren Corp.	1,425	121,025
Tapestry, Inc.	8,549	243,048
VF Corp.	10,689	319,708

		5,041,763

Total Consumer Discretionary		158,460,342

Consumer Staples (5.2%)
Beverages (1.2%)
Brown-Forman Corp., Class B	6,061	403,481
Coca-Cola Co. (The)	123,012	6,891,132

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A	12,275	$2,819,322
Keurig Dr Pepper, Inc.	26,844	961,552
Molson Coors Beverage Co., Class B	41,743	2,003,246
Monster Beverage Corp.*	12,207	1,061,521
PepsiCo, Inc.	43,595	7,117,320

		21,257,574

Food & Staples Retailing (0.8%)
Costco Wholesale Corp.	14,035	6,628,309
Kroger Co. (The)	20,362	890,837
Sysco Corp.	16,063	1,135,815
Walgreens Boots Alliance, Inc.	22,129	694,851
Walmart, Inc.	45,035	5,841,040

		15,190,852

Food Products (1.1%)
Archer-Daniels-Midland Co.	17,742	1,427,344
Campbell Soup Co.	6,786	319,756
Conagra Brands, Inc.	14,569	475,386
General Mills, Inc.	18,557	1,421,652
Hershey Co. (The)	4,595	1,013,060
Hormel Foods Corp.	9,631	437,633
J M Smucker Co. (The)	3,388	465,545
Kellogg Co.	8,160	568,426
Kraft Heinz Co. (The)	77,352	2,579,689
Lamb Weston Holdings, Inc.	4,795	371,037
McCormick & Co., Inc. (Non-Voting)	127,745	9,104,386
Mondelez International, Inc., Class A	43,105	2,363,447
Tyson Foods, Inc., Class A	9,120	601,282

		21,148,643

Household Products (1.2%)
Church & Dwight Co., Inc.	7,801	557,304
Clorox Co. (The)	69,193	8,883,689
Colgate-Palmolive Co.	26,420	1,856,005
Kimberly-Clark Corp.	10,623	1,195,512
Procter & Gamble Co. (The)	75,416	9,521,270

		22,013,780

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	14,059	3,035,338

Tobacco (0.7%)
Altria Group, Inc.	57,085	2,305,092
Philip Morris International, Inc.	129,694	10,765,899

		13,070,991

Total Consumer Staples		95,717,178

Energy (5.1%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	31,966	670,007
Halliburton Co.	27,980	688,868
Schlumberger NV	190,555	6,840,925

		8,199,800

Oil, Gas & Consumable Fuels (4.6%)
APA Corp.	10,156	347,234
Chevron Corp.	68,405	9,827,746
ConocoPhillips	85,822	8,783,023
Coterra Energy, Inc.	24,874	649,709
Devon Energy Corp.	137,205	8,250,137
Diamondback Energy, Inc.	5,616	676,503
EOG Resources, Inc.	18,467	2,063,318
EQT Corp.	11,680	475,960
Equitrans Midstream Corp.	163,316	1,221,604
Exxon Mobil Corp.	303,010	26,455,803
Hess Corp.	8,918	971,973
Kinder Morgan, Inc.	63,230	1,052,147
Kosmos Energy Ltd.*	992,095	5,129,131
Marathon Oil Corp.	21,408	483,393
Marathon Petroleum Corp.	15,754	1,564,845
Occidental Petroleum Corp.(x)	186,448	11,457,229
ONEOK, Inc.	14,176	726,378
Phillips 66	15,169	1,224,442
Pioneer Natural Resources Co.	7,541	1,632,853
Valero Energy Corp.	12,448	1,330,069
Williams Cos., Inc. (The)	38,302	1,096,586

		85,420,083

Total Energy		93,619,883

Financials (9.5%)
Banks (2.7%)
Bank of America Corp.	497,820	15,034,164
Citigroup, Inc.	61,227	2,551,329
Citizens Financial Group, Inc.	15,895	546,152
Comerica, Inc.	4,227	300,540
Fifth Third Bancorp	22,269	711,717
First Republic Bank	5,809	758,365
Huntington Bancshares, Inc.	44,301	583,887
JPMorgan Chase & Co.	120,280	12,569,260
KeyCorp	30,443	487,697
M&T Bank Corp.	5,549	978,400
PNC Financial Services Group, Inc. (The)‡	12,843	1,919,001
Regions Financial Corp.	28,666	575,326
Signature Bank	1,984	299,584
SVB Financial Group*	7,035	2,362,212
Truist Financial Corp.	41,978	1,827,722
US Bancorp	42,628	1,718,761
Wells Fargo & Co.	120,226	4,835,490
Western Alliance Bancorp	35,085	2,306,488
Zions Bancorp NA	4,737	240,924

		50,607,019

Capital Markets (2.9%)
Ameriprise Financial, Inc.	3,451	869,479
Bank of New York Mellon Corp. (The)	23,432	902,601
BlackRock, Inc.‡	4,763	2,620,984
Brookfield Asset Management, Inc., Class A	34,403	1,406,739
Cboe Global Markets, Inc.	3,375	396,124
Charles Schwab Corp. (The)	178,174	12,805,365
CME Group, Inc.	11,332	2,007,237
FactSet Research Systems, Inc.	1,216	486,534
Franklin Resources, Inc.	9,621	207,044
Goldman Sachs Group, Inc. (The)	10,733	3,145,306
Intercontinental Exchange, Inc.	113,227	10,230,060
Invesco Ltd.	14,373	196,910
MarketAxess Holdings, Inc.	1,211	269,435
Moody’s Corp.	4,953	1,204,124
Morgan Stanley	42,310	3,342,913
MSCI, Inc.	8,484	3,578,466
Nasdaq, Inc.	44,268	2,509,110
Northern Trust Corp.	6,570	562,129
Raymond James Financial, Inc.	6,060	598,849
S&P Global, Inc.	10,764	3,286,787
State Street Corp.	11,784	716,585
T. Rowe Price Group, Inc.	7,063	741,686
Tradeweb Markets, Inc., Class A	15,354	866,273

		52,950,740

Consumer Finance (0.3%)
American Express Co.	18,951	2,556,679
Capital One Financial Corp.	12,094	1,114,704
Discover Financial Services	8,603	782,185
Synchrony Financial	14,750	415,803

		4,869,371

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class A*	7	$2,845,290
Berkshire Hathaway, Inc., Class B*	82,119	21,927,415

		24,772,705

Insurance (2.3%)
Aflac, Inc.	18,161	1,020,648
Allstate Corp. (The)	8,587	1,069,339
American International Group, Inc.	108,365	5,145,170
Aon plc, Class A	44,792	11,998,433
Arthur J Gallagher & Co.	6,623	1,133,990
Assurant, Inc.	1,823	264,827
Brown & Brown, Inc.	7,648	462,551
Chubb Ltd.	24,953	4,538,452
Cincinnati Financial Corp.	5,166	462,719
Everest Re Group Ltd.	1,184	310,729
Globe Life, Inc.	2,829	282,051
Hartford Financial Services Group, Inc. (The)	9,934	615,312
Lincoln National Corp.	4,827	211,954
Loews Corp.	6,494	323,661
Marsh & McLennan Cos., Inc.	33,946	5,067,798
MetLife, Inc.	21,169	1,286,652
Principal Financial Group, Inc.	7,373	531,962
Progressive Corp. (The)	34,339	3,990,535
Prudential Financial, Inc.	11,823	1,014,177
Travelers Cos., Inc. (The)	7,368	1,128,778
W R Berkley Corp.	6,500	419,770
Willis Towers Watson plc	3,462	695,654

		41,975,162

Total Financials		175,174,997

Health Care (12.5%)
Biotechnology (1.8%)
AbbVie, Inc.	55,947	7,508,647
Amgen, Inc.	16,981	3,827,517
Biogen, Inc.*	4,608	1,230,336
Gilead Sciences, Inc.	39,547	2,439,654
Incyte Corp.*	5,936	395,575
Moderna, Inc.*	10,630	1,256,998
Regeneron Pharmaceuticals, Inc.*	6,236	4,295,793
Seagen, Inc.*	18,664	2,553,795
Vertex Pharmaceuticals, Inc.*	34,486	9,985,077

		33,493,392

Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	69,969	6,770,201
ABIOMED, Inc.*	1,441	353,996
Align Technology, Inc.*	2,249	465,790
Baxter International, Inc.	15,876	855,081
Becton Dickinson and Co.	8,988	2,002,796
Boston Scientific Corp.*	45,073	1,745,677
Cooper Cos., Inc. (The)	1,626	429,101
Dentsply Sirona, Inc.	7,033	199,386
Dexcom, Inc.*	12,621	1,016,495
Edwards Lifesciences Corp.*	40,525	3,348,581
Hologic, Inc.*	7,978	514,741
IDEXX Laboratories, Inc.*	2,649	863,044
Intuitive Surgical, Inc.*	11,318	2,121,446
Medtronic plc	41,942	3,386,817
ResMed, Inc.	4,612	1,006,800
STERIS plc	3,244	539,412
Stryker Corp.	31,663	6,413,024
Teleflex, Inc.	1,490	300,175
Zimmer Biomet Holdings, Inc.	6,480	677,484

		33,010,047

Health Care Providers & Services (3.3%)
AmerisourceBergen Corp.	5,053	683,823
Cardinal Health, Inc.	8,611	574,182
Centene Corp.*	46,828	3,643,687
Chemed Corp.	9,045	3,948,685
Cigna Corp.	9,641	2,675,088
CVS Health Corp.	41,663	3,973,400
DaVita, Inc.*	1,568	129,783
Elevance Health, Inc.	11,773	5,347,768
HCA Healthcare, Inc.	6,801	1,249,956
Henry Schein, Inc.*	4,446	292,413
Humana, Inc.	11,820	5,734,946
Laboratory Corp. of America Holdings	2,872	588,214
McKesson Corp.	4,493	1,527,036
Molina Healthcare, Inc.*	1,824	601,628
Quest Diagnostics, Inc.	3,531	433,218
UnitedHealth Group, Inc.	58,637	29,614,030
Universal Health Services, Inc., Class B	2,132	188,000

		61,205,857

Life Sciences Tools & Services (1.7%)
Agilent Technologies, Inc.	9,396	1,142,084
Bio-Rad Laboratories, Inc., Class A*	681	284,072
Bio-Techne Corp.	1,214	344,776
Charles River Laboratories International, Inc.*	1,632	321,178
Danaher Corp.	66,434	17,159,238
Illumina, Inc.*	5,052	963,871
IQVIA Holdings, Inc.*	5,800	1,050,612
Mettler-Toledo International, Inc.*	1,766	1,914,556
PerkinElmer, Inc.	3,938	473,860
Thermo Fisher Scientific, Inc.	12,399	6,288,649
Waters Corp.*	1,910	514,802
West Pharmaceutical Services, Inc.	2,403	591,330

		31,049,028

Pharmaceuticals (3.9%)
AstraZeneca plc (ADR)	126,641	6,944,992
Bristol-Myers Squibb Co.	97,720	6,946,915
Catalent, Inc.*	5,571	403,118
Eli Lilly and Co.	41,399	13,386,367
Johnson & Johnson	153,245	25,034,103
Merck & Co., Inc.	80,103	6,898,470
Organon & Co.	7,877	184,322
Pfizer, Inc.	215,991	9,451,766
Viatris, Inc.	40,240	342,845
Zoetis, Inc.	14,839	2,200,475

		71,793,373

Total Health Care		230,551,697

Industrials (6.2%)
Aerospace & Defense (1.7%)
Axon Enterprise, Inc.*	13,584	1,572,348
Boeing Co. (The)*	17,742	2,148,201
General Dynamics Corp.	7,105	1,507,468
Howmet Aerospace, Inc.	11,400	352,602
Huntington Ingalls Industries, Inc.	1,176	260,484
L3Harris Technologies, Inc.	6,081	1,263,814
Lockheed Martin Corp.	27,192	10,503,998
Northrop Grumman Corp.	8,631	4,059,332
Raytheon Technologies Corp.	67,485	5,524,322
Textron, Inc.	6,707	390,750
TransDigm Group, Inc.	6,990	3,668,492

		31,251,811

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	3,783	364,341
Expeditors International of Washington, Inc.	5,072	447,908
FedEx Corp.	7,518	1,116,198

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	23,156	$3,740,620

		5,669,067

Airlines (0.2%)
Alaska Air Group, Inc.*	3,823	149,670
American Airlines Group, Inc.*	22,048	265,458
Delta Air Lines, Inc.*	20,212	567,149
Southwest Airlines Co.*	18,312	564,742
United Airlines Holdings, Inc.*	39,688	1,291,051

		2,838,070

Building Products (0.4%)
A O Smith Corp.	3,736	181,495
Allegion plc	2,724	244,288
Armstrong World Industries, Inc.	28,760	2,278,655
Carrier Global Corp.	68,067	2,420,463
Fortune Brands Home & Security, Inc.	4,047	217,283
Johnson Controls International plc	21,934	1,079,591
Masco Corp.	7,233	337,709
Trane Technologies plc	7,373	1,067,684

		7,827,168

Commercial Services & Supplies (0.4%)
Cintas Corp.	2,742	1,064,417
Copart, Inc.*	6,739	717,030
Republic Services, Inc.	6,352	864,126
Rollins, Inc.	7,377	255,834
Waste Connections, Inc.	13,873	1,874,658
Waste Management, Inc.	11,855	1,899,290

		6,675,355

Construction & Engineering (0.1%)
Arcosa, Inc.	34,210	1,956,128
Quanta Services, Inc.	4,531	577,204

		2,533,332

Electrical Equipment (0.4%)
AMETEK, Inc.	20,879	2,367,887
Eaton Corp. plc	12,580	1,677,669
Emerson Electric Co.	18,728	1,371,264
Generac Holdings, Inc.*	2,040	363,406
Rockwell Automation, Inc.	3,721	800,424

		6,580,650

Industrial Conglomerates (0.4%)
3M Co.	17,491	1,932,756
General Electric Co.	34,703	2,148,463
Honeywell International, Inc.	21,285	3,553,956

		7,635,175

Machinery (0.8%)
Caterpillar, Inc.	16,646	2,731,276
Cummins, Inc.	4,553	926,581
Deere & Co.	8,802	2,938,900
Dover Corp.	4,480	522,278
Fortive Corp.	11,532	672,316
IDEX Corp.	2,383	476,242
Illinois Tool Works, Inc.	8,936	1,614,288
Ingersoll Rand, Inc.	12,426	537,549
Nordson Corp.	1,780	377,841
Otis Worldwide Corp.	13,151	839,034
PACCAR, Inc.	11,214	938,500
Parker-Hannifin Corp.	3,998	968,755
Pentair plc	5,613	228,056
Snap-on, Inc.	1,656	333,436
Stanley Black & Decker, Inc.	4,541	341,529
Westinghouse Air Brake Technologies Corp.	5,726	465,810
Xylem, Inc.	5,496	480,130

		15,392,521

Professional Services (0.2%)
CoStar Group, Inc.*	12,510	871,321
Dun & Bradstreet Holdings, Inc.	67,825	840,352
Equifax, Inc.	3,869	663,263
Jacobs Solutions, Inc.	3,916	424,847
Leidos Holdings, Inc.	4,514	394,839
Nielsen Holdings plc	11,569	320,693
Robert Half International, Inc.	3,269	250,078
Verisk Analytics, Inc.	4,851	827,241

		4,592,634

Road & Rail (1.2%)
CSX Corp.	67,556	1,799,692
JB Hunt Transport Services, Inc.	2,676	418,580
Norfolk Southern Corp.	7,383	1,547,846
Old Dominion Freight Line, Inc.	2,880	716,458
Saia, Inc.*	28,159	5,350,210
Union Pacific Corp.	58,781	11,451,714

		21,284,500

Trading Companies & Distributors (0.1%)
Fastenal Co.	18,148	835,534
United Rentals, Inc.*	2,219	599,396
WW Grainger, Inc.	1,430	699,542

		2,134,472

Total Industrials		114,414,755

Information Technology (21.0%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	7,787	879,074
Cisco Systems, Inc.	130,978	5,239,120
F5, Inc.*	1,819	263,264
Juniper Networks, Inc.	9,882	258,118
Motorola Solutions, Inc.	40,165	8,995,755

		15,635,331

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	18,827	1,260,656
CDW Corp.	4,363	680,977
Corning, Inc.	23,967	695,522
Keysight Technologies, Inc.*	5,609	882,632
TE Connectivity Ltd.	10,158	1,121,037
Teledyne Technologies, Inc.*	1,496	504,855
Trimble, Inc.*	45,011	2,442,747
Zebra Technologies Corp., Class A*	1,613	422,622

		8,011,048

IT Services (3.9%)
Accenture plc, Class A	19,971	5,138,538
Akamai Technologies, Inc.*	4,790	384,733
Automatic Data Processing, Inc.	13,171	2,979,148
Block, Inc., Class A*	14,601	802,909
Broadridge Financial Solutions, Inc.	3,587	517,676
Cognizant Technology Solutions Corp., Class A	16,348	939,029
DXC Technology Co.*	6,625	162,180
EPAM Systems, Inc.*	1,851	670,414
Fidelity National Information Services, Inc.	19,257	1,455,251
Fiserv, Inc.*	20,208	1,890,863
FleetCor Technologies, Inc.*	2,366	416,818
Gartner, Inc.*	2,459	680,381
Global Payments, Inc.	8,637	933,228
GoDaddy, Inc., Class A*	14,169	1,004,299
International Business Machines Corp.	28,609	3,399,035
Jack Henry & Associates, Inc.	45,014	8,204,702
Mastercard, Inc., Class A	37,680	10,713,931
Paychex, Inc.	10,130	1,136,687
PayPal Holdings, Inc.*	36,512	3,142,588
Toast, Inc., Class A*	33,926	567,243
VeriSign, Inc.*	26,381	4,582,380
Visa, Inc., Class A	119,939	21,307,163

		71,029,196

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (5.0%)
Advanced Micro Devices, Inc.*	163,722	$10,373,426
Analog Devices, Inc.	47,196	6,576,291
Applied Materials, Inc.	27,486	2,251,928
ASML Holding NV (Registered) (NYRS)	8,406	3,491,432
Broadcom, Inc.	19,441	8,631,998
Enphase Energy, Inc.*	8,022	2,225,864
Entegris, Inc.	44,145	3,664,918
Intel Corp.	129,960	3,349,069
KLA Corp.	4,480	1,355,782
Lam Research Corp.	26,657	9,756,462
Microchip Technology, Inc.	17,458	1,065,462
Micron Technology, Inc.	100,602	5,040,160
Monolithic Power Systems, Inc.	16,615	6,037,891
NVIDIA Corp.	124,856	15,156,270
NXP Semiconductors NV	8,397	1,238,641
ON Semiconductor Corp.*	13,972	870,875
Qorvo, Inc.*	3,321	263,721
QUALCOMM, Inc.	35,560	4,017,569
Skyworks Solutions, Inc.	4,987	425,242
SolarEdge Technologies, Inc.*	1,816	420,331
Teradyne, Inc.	4,838	363,576
Texas Instruments, Inc.	28,869	4,468,344
Wolfspeed, Inc.*	15,315	1,582,958

		92,628,210

Software (6.7%)
Adobe, Inc.*	17,540	4,827,008
ANSYS, Inc.*	2,823	625,859
Autodesk, Inc.*	34,385	6,423,118
Bill.com Holdings, Inc.*	10,286	1,361,558
Cadence Design Systems, Inc.*	8,694	1,420,860
Ceridian HCM Holding, Inc.*	32,237	1,801,404
DocuSign, Inc.*	13,816	738,742
Fortinet, Inc.*	20,814	1,022,592
Intuit, Inc.	8,917	3,453,732
Microsoft Corp.	348,007	81,050,830
NortonLifeLock, Inc.	18,635	375,309
Oracle Corp.	47,993	2,930,933
Paycom Software, Inc.*	1,554	512,804
PTC, Inc.*	3,313	346,540
Roper Technologies, Inc.	3,332	1,198,320
Salesforce, Inc.*	31,523	4,534,268
ServiceNow, Inc.*	23,468	8,861,752
Synopsys, Inc.*	4,827	1,474,697
Tyler Technologies, Inc.*	1,308	454,530

		123,414,856

Technology Hardware, Storage & Peripherals (4.1%)
Apple, Inc.	531,861	73,503,190
Hewlett Packard Enterprise Co.	41,831	501,135
HP, Inc.	28,753	716,525
NetApp, Inc.	6,696	414,148
Seagate Technology Holdings plc	5,947	316,559
Western Digital Corp.*	9,751	317,395

		75,768,952

Total Information Technology		386,487,593

Materials (2.7%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	6,992	1,627,248
Albemarle Corp.	3,644	963,619
Celanese Corp.	3,149	284,481
CF Industries Holdings, Inc.	6,184	595,210
Corteva, Inc.	22,818	1,304,049
Dow, Inc.	22,313	980,210
DuPont de Nemours, Inc.	15,970	804,888
Eastman Chemical Co.	3,675	261,109
Ecolab, Inc.	7,799	1,126,332
FMC Corp.	4,017	424,597
International Flavors & Fragrances, Inc.	8,245	748,893
Linde plc	24,622	6,637,845
LyondellBasell Industries NV, Class A	7,941	597,798
Mosaic Co. (The)	10,909	527,232
PPG Industries, Inc.	7,429	822,316
Sherwin-Williams Co. (The)	58,241	11,924,845

		29,630,672

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,012	648,045
Vulcan Materials Co.	4,154	655,127

		1,303,172

Containers & Packaging (0.1%)
Amcor plc	48,316	518,431
Avery Dennison Corp.	2,566	417,488
Ball Corp.	9,711	469,235
International Paper Co.	11,298	358,147
Packaging Corp. of America	3,001	336,982
Sealed Air Corp.	4,531	201,675
Westrock Co.	8,238	254,472

		2,556,430

Metals & Mining (0.9%)
ATI, Inc.*	162,489	4,323,832
Freeport-McMoRan, Inc.	44,522	1,216,786
Newmont Corp.	25,023	1,051,717
Nucor Corp.	8,270	884,807
Wheaton Precious Metals Corp.	279,555	9,046,400

		16,523,542

Total Materials		50,013,816

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Alexandria Real Estate Equities, Inc. (REIT)	4,670	654,687
American Tower Corp. (REIT)	14,776	3,172,407
AvalonBay Communities, Inc. (REIT)	4,509	830,513
Boston Properties, Inc. (REIT)	4,575	342,988
Camden Property Trust (REIT)	3,313	395,738
Crown Castle, Inc. (REIT)	21,716	3,139,048
Digital Realty Trust, Inc. (REIT)	9,234	915,828
Duke Realty Corp. (REIT)	12,122	584,280
Equinix, Inc. (REIT)	5,329	3,031,348
Equity Residential (REIT)	10,662	716,700
Essex Property Trust, Inc. (REIT)	1,983	480,342
Extra Space Storage, Inc. (REIT)	4,228	730,218
Federal Realty Investment Trust (REIT)	2,243	202,139
Healthpeak Properties, Inc. (REIT)	17,641	404,332
Host Hotels & Resorts, Inc. (REIT)	23,033	365,764
Invitation Homes, Inc. (REIT)	18,320	618,666
Iron Mountain, Inc. (REIT)	9,461	416,000
Kimco Realty Corp. (REIT)	18,700	344,267
Mid-America Apartment Communities, Inc. (REIT)	3,639	564,300
Prologis, Inc. (REIT)	23,340	2,371,344
Public Storage (REIT)	4,992	1,461,708
Realty Income Corp. (REIT)	19,512	1,135,598
Regency Centers Corp. (REIT)	4,582	246,741
SBA Communications Corp. (REIT)	3,395	966,387
Simon Property Group, Inc. (REIT)	10,281	922,720
UDR, Inc. (REIT)	9,855	411,052
Ventas, Inc. (REIT)	12,602	506,222
VICI Properties, Inc. (REIT)	30,254	903,082

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Vornado Realty Trust (REIT)	4,899	$113,461
Welltower, Inc. (REIT)	14,732	947,562
Weyerhaeuser Co. (REIT)	23,473	670,389

		28,565,831

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	9,982	673,885

Total Real Estate		29,239,716

Utilities (3.1%)
Electric Utilities (2.3%)
Alliant Energy Corp.	7,977	422,701
American Electric Power Co., Inc.	16,192	1,399,798
Constellation Energy Corp.	10,301	856,940
Duke Energy Corp.	24,274	2,257,968
Edison International	12,019	680,035
Entergy Corp.	6,602	664,359
Evergy, Inc.	7,328	435,283
Eversource Energy	11,099	865,278
Exelon Corp.	253,866	9,509,820
FirstEnergy Corp.	17,151	634,587
NextEra Energy, Inc.	202,215	15,855,678
NRG Energy, Inc.	7,887	301,836
PG&E Corp.*	294,397	3,679,963
Pinnacle West Capital Corp.	3,333	215,012
PPL Corp.	22,643	574,000
Southern Co. (The)	33,501	2,278,068
Xcel Energy, Inc.	17,172	1,099,008

		41,730,334

Gas Utilities (0.0%)†
Atmos Energy Corp.	4,245	432,353

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	133,391	3,014,636

Multi-Utilities (0.6%)
Ameren Corp.	8,082	651,005
CenterPoint Energy, Inc.	123,970	3,493,475
CMS Energy Corp.	8,865	516,298
Consolidated Edison, Inc.	11,171	958,025
Dominion Energy, Inc.	26,303	1,817,800
DTE Energy Co.	6,108	702,725
NiSource, Inc.	13,358	336,488
Public Service Enterprise Group, Inc.	15,741	885,117
Sempra Energy	9,910	1,485,905
WEC Energy Group, Inc.	9,888	884,284

		11,731,122

Water Utilities (0.0%)†
American Water Works Co., Inc.	5,873	764,430

Total Utilities		57,672,875

Total Common Stocks (81.1%) (Cost $826,067,237)		1,495,172,538

EXCHANGE TRADED FUNDS (ETF):
Equity (8.9%)
iShares Core S&P 500 ETF	160,044	57,399,781
iShares Morningstar Growth ETF(x)	67,890	3,276,371
iShares Morningstar U.S. Equity ETF‡	612,908	30,271,526
iShares Morningstar Value ETF(x)	23,226	1,311,572
iShares Russell 1000 ETF(x)	150,899	29,776,900
iShares Russell 1000 Growth ETF(x)	597	125,609
SPDR Portfolio S&P 500 Growth ETF(x)	55,400	2,775,540
SPDR Portfolio S&P 500 Value ETF(x)	41,800	1,441,682
Vanguard Growth ETF(x)	13,800	2,952,510
Vanguard Large-Cap ETF(x)	184,613	30,195,302
Vanguard Russell 1000 Growth ETF(x)	56,500	3,062,865
Vanguard Russell 1000 Value(x)	20,600	1,229,614
Vanguard Value ETF(x)	11,500	1,420,020

Total Exchange Traded Funds (8.9%) (Cost $68,949,209)		165,239,292

SHORT-TERM INVESTMENTS:
Investment Companies (3.7%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	66,710,842	66,737,526

Total Investment Companies		68,737,526

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $102,535, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $9,835,530.(xx)	$9,642,677	9,642,677
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $6,003,733, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $6,576,300.(xx)	6,000,000	6,000,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $2,000,512, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $2,222,128.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		17,642,677

Total Short-Term Investments (4.7%) (Cost $86,377,706)		86,380,203

Total Investments in Securities (94.7%) (Cost $981,394,152)		1,746,792,033
Other Assets Less Liabilities (5.3%)		96,876,890

Net Assets (100%)		$1,843,668,923

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $18,524,837. This was collateralized by $20,815 of various U.S. Government Treasury Securities, ranging from 0.125% – 3.875%, maturing 12/15/22 – 11/15/51 and by cash of $19,642,677 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	12,843	2,944,436	—	(342,169)	268,576	(951,842)	1,919,001	58,290	—
Capital Markets
BlackRock, Inc.	4,763	4,526,529	170,476	(337,702)	225,055	(1,963,374)	2,620,984	67,505	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar U.S. Equity ETF	612,908	43,638,542	—	(2,723,719)	1,470,124	(12,113,421)	30,271,526	380,508	—

Total		51,109,507	170,476	(3,403,590)	1,963,755	(15,028,637)	34,811,511	506,303	—

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	363	12/2022	USD	65,367,225	(8,798,942)

					(8,798,942)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$103,819,686	$—	$—	$103,819,686
Consumer Discretionary	158,460,342	—	—	158,460,342
Consumer Staples	95,717,178	—	—	95,717,178
Energy	93,619,883	—	—	93,619,883
Financials	175,174,997	—	—	175,174,997
Health Care	230,551,697	—	—	230,551,697
Industrials	114,414,755	—	—	114,414,755
Information Technology	386,487,593	—	—	386,487,593
Materials	50,013,816	—	—	50,013,816
Real Estate	29,239,716	—	—	29,239,716
Utilities	57,672,875	—	—	57,672,875
Exchange Traded Funds	165,239,292	—	—	165,239,292
Short-Term Investments
Investment Companies	68,737,526	—	—	68,737,526
Repurchase Agreements	—	17,642,677	—	17,642,677

Total Assets	$1,729,149,356	$17,642,677	$—	$1,746,792,033

Liabilities:
Futures	$(8,798,942)	$—	$—	$(8,798,942)

Total Liabilities	$(8,798,942)	$—	$—	$(8,798,942)

Total	$1,720,350,414	$17,642,677	$—	$1,737,993,091

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$820,217,200
Aggregate gross unrealized depreciation	(68,753,780)

Net unrealized appreciation	$751,463,420

Federal income tax cost of investments in securities and derivative instruments, if applicable	$986,529,671

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.4%)
Entertainment (0.8%)
Electronic Arts, Inc.	1,607	$185,946
Liberty Media Corp.-Liberty Formula One, Class A*	217	11,397
Liberty Media Corp.-Liberty Formula One, Class C*	2,077	121,504
Live Nation Entertainment, Inc.*	7,119	541,329
Madison Square Garden Sports Corp., Class A*	879	120,124
Netflix, Inc.*	18,267	4,300,782
Playtika Holding Corp.*	8,732	81,993
ROBLOX Corp., Class A(x)*	40,688	1,458,258
Roku, Inc.*	3,132	176,645
Spotify Technology SA*	12,939	1,116,636
Take-Two Interactive Software, Inc.*	12,121	1,321,189
Walt Disney Co. (The)*	11,295	1,065,457
Warner Bros Discovery, Inc.*	160,069	1,840,794
World Wrestling Entertainment, Inc., Class A	3,978	279,136

		12,621,190

Interactive Media & Services (6.3%)
Alphabet, Inc., Class A*	484,215	46,315,165
Alphabet, Inc., Class C*	438,251	42,137,834
Match Group, Inc.*	24,675	1,178,231
Meta Platforms, Inc., Class A*	45,189	6,131,244
Pinterest, Inc., Class A*	11,198	260,913
TripAdvisor, Inc.*	764	16,869
Twitter, Inc.*	63,858	2,799,535
ZoomInfo Technologies, Inc., Class A*	25,402	1,058,247

		99,898,038

Media (0.3%)
Cable One, Inc.	338	288,331
Charter Communications, Inc., Class A*	10,696	3,244,631
Liberty Broadband Corp., Class A*	895	66,767
Liberty Broadband Corp., Class C*	5,542	409,000
Liberty Media Corp.-Liberty SiriusXM, Class A(x)*	1,928	73,399
Liberty Media Corp.-Liberty SiriusXM, Class C*	3,976	149,935
Nexstar Media Group, Inc., Class A	327	54,560

		4,286,623

Total Communication Services		116,805,851

Consumer Discretionary (17.0%)
Auto Components (0.0%)†
Aptiv plc*	6,273	490,611

Automobiles (4.0%)
Lucid Group, Inc.(x)*	46,135	644,506
Tesla, Inc.*	235,367	62,431,097

		63,075,603

Distributors (0.1%)
Genuine Parts Co.	1,039	155,143
Pool Corp.	3,604	1,146,829

		1,301,972

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	1,540	88,781
H&R Block, Inc.	12,549	533,834
Mister Car Wash, Inc.(x)*	5,270	45,217

		667,832

Hotels, Restaurants & Leisure (2.2%)
Airbnb, Inc., Class A*	34,626	3,637,115
Booking Holdings, Inc.*	3,757	6,173,540
Caesars Entertainment, Inc.*	13,007	419,606
Chipotle Mexican Grill, Inc.*	2,572	3,865,099
Choice Hotels International, Inc.	3,110	340,607
Churchill Downs, Inc.	3,352	617,271
Darden Restaurants, Inc.	8,405	1,061,720
Domino’s Pizza, Inc.	2,427	752,855
DraftKings, Inc., Class A(x)*	35,021	530,218
Expedia Group, Inc.*	13,977	1,309,505
Hilton Worldwide Holdings, Inc.	18,324	2,210,241
Las Vegas Sands Corp.*	11,404	427,878
Marriott International, Inc., Class A	25,381	3,556,893
McDonald’s Corp.	16,616	3,833,976
Norwegian Cruise Line Holdings Ltd.(x)*	2,860	32,489
Planet Fitness, Inc., Class A*	5,748	331,430
Six Flags Entertainment Corp.*	3,564	63,083
Starbucks Corp.	38,195	3,218,311
Travel + Leisure Co.	5,569	190,014
Vail Resorts, Inc.	3,517	758,406
Wendy’s Co. (The)	15,951	298,124
Wyndham Hotels & Resorts, Inc.	5,805	356,137
Wynn Resorts Ltd.*	1,237	77,968
Yum! Brands, Inc.	3,044	323,699

		34,386,185

Household Durables (0.2%)
DR Horton, Inc.	15,642	1,053,489
NVR, Inc.*	200	797,416
PulteGroup, Inc.	8,544	320,400
Toll Brothers, Inc.	5,261	220,962
TopBuild Corp.*	2,550	420,189

		2,812,456

Internet & Direct Marketing Retail (6.1%)
Amazon.com, Inc.*	822,390	92,930,070
DoorDash, Inc., Class A*	20,443	1,010,906
eBay, Inc.	6,732	247,805
Etsy, Inc.*	11,687	1,170,219
Wayfair, Inc., Class A(x)*	4,521	147,159

		95,506,159

Leisure Products (0.1%)
Brunswick Corp.	1,227	80,307
Mattel, Inc.*	15,658	296,563
Polaris, Inc.	3,869	370,070
YETI Holdings, Inc.*	8,051	229,614

		976,554

Multiline Retail (0.6%)
Dollar General Corp.	21,153	5,073,759
Dollar Tree, Inc.*	6,089	828,713
Nordstrom, Inc.(x)	8,840	147,893
Ollie’s Bargain Outlet Holdings, Inc.*	294	15,170
Target Corp.	23,609	3,503,340

		9,568,875

Specialty Retail (2.9%)
Advance Auto Parts, Inc.	446	69,728
AutoZone, Inc.*	1,664	3,564,172
Best Buy Co., Inc.	5,815	368,322
Burlington Stores, Inc.*	5,702	637,997
CarMax, Inc.*	1,720	113,554
Carvana Co.(x)*	9,639	195,672
Five Below, Inc.*	5,044	694,407
Floor & Decor Holdings, Inc., Class A*	9,539	670,210
Home Depot, Inc. (The)	55,450	15,300,873
Leslie’s, Inc.(x)*	13,028	191,642
Lowe’s Cos., Inc.	52,815	9,919,185
O’Reilly Automotive, Inc.*	2,464	1,733,054

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
RH*	601	$147,888
Ross Stores, Inc.	13,530	1,140,173
TJX Cos., Inc. (The)	108,624	6,747,723
Tractor Supply Co.	10,339	1,921,813
Ulta Beauty, Inc.*	4,750	1,905,653
Victoria’s Secret & Co.*	5,464	159,112
Williams-Sonoma, Inc.	5,085	599,267

		46,080,445

Textiles, Apparel & Luxury Goods (0.8%)
Deckers Outdoor Corp.*	2,207	689,930
Lululemon Athletica, Inc.*	10,325	2,886,457
NIKE, Inc., Class B	113,372	9,423,481
Skechers USA, Inc., Class A*	1,867	59,221
Tapestry, Inc.	3,295	93,677

		13,152,766

Total Consumer Discretionary		268,019,458

Consumer Staples (5.6%)
Beverages (2.3%)
Boston Beer Co., Inc. (The), Class A*	828	267,982
Brown-Forman Corp., Class A	2,472	167,008
Brown-Forman Corp., Class B	9,975	664,036
Coca-Cola Co. (The)	270,952	15,178,731
Monster Beverage Corp.*	31,797	2,765,067
PepsiCo, Inc.	108,086	17,646,121

		36,688,945

Food & Staples Retailing (1.5%)
BJ’s Wholesale Club Holdings, Inc.*	7,814	568,937
Costco Wholesale Corp.	40,965	19,346,541
Grocery Outlet Holding Corp.*	603	20,074
Performance Food Group Co.*	4,343	186,532
Sysco Corp.	46,966	3,320,966

		23,443,050

Food Products (0.3%)
Darling Ingredients, Inc.*	1,020	67,473
Freshpet, Inc.*	2,348	117,611
Hershey Co. (The)	11,699	2,579,278
Kellogg Co.	12,786	890,673
Lamb Weston Holdings, Inc.	13,321	1,030,779
Pilgrim’s Pride Corp.*	2,278	52,440

		4,738,254

Household Products (1.2%)
Church & Dwight Co., Inc.	10,167	726,330
Clorox Co. (The)	9,443	1,212,387
Colgate-Palmolive Co.	47,104	3,309,056
Kimberly-Clark Corp.	18,455	2,076,926
Procter & Gamble Co. (The)	94,205	11,893,381

		19,218,080

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	21,229	4,583,341
Olaplex Holdings, Inc.*	11,486	109,691

		4,693,032

Total Consumer Staples		88,781,361

Energy (1.6%)
Energy Equipment & Services (0.1%)
Halliburton Co.	37,626	926,352

Oil, Gas & Consumable Fuels (1.5%)
Antero Resources Corp.*	17,684	539,893
Cheniere Energy, Inc.	13,462	2,233,480
Continental Resources, Inc.	2,508	167,559
Coterra Energy, Inc.	11,976	312,813
Devon Energy Corp.	29,740	1,788,266
Diamondback Energy, Inc.	9,347	1,125,940
Enviva, Inc.	2,828	169,850
EOG Resources, Inc.	39,551	4,419,033
Hess Corp.	20,321	2,214,786
New Fortress Energy, Inc.(x)	4,453	194,641
Occidental Petroleum Corp.	62,510	3,841,239
ONEOK, Inc.	4,643	237,907
Ovintiv, Inc.	17,002	782,092
PDC Energy, Inc.	4,687	270,862
Pioneer Natural Resources Co.	12,257	2,654,008
Range Resources Corp.	16,038	405,120
Southwestern Energy Co.*	7,302	44,688
Targa Resources Corp.	20,884	1,260,141
Texas Pacific Land Corp.	529	940,155

		23,602,473

Total Energy		24,528,825

Financials (3.0%)
Banks (0.1%)
First Citizens BancShares, Inc., Class A	278	221,685
Signature Bank	292	44,092
SVB Financial Group*	3,461	1,162,135
Western Alliance Bancorp	5,980	393,125

		1,821,037

Capital Markets (1.6%)
Ameriprise Financial, Inc.	6,475	1,631,376
Ares Management Corp.	14,019	868,477
Blackstone, Inc., Class A	64,752	5,419,742
Blue Owl Capital, Inc.(x)	37,241	343,735
Charles Schwab Corp. (The)	78,051	5,609,525
FactSet Research Systems, Inc.	3,508	1,403,586
LPL Financial Holdings, Inc.	7,358	1,607,576
MarketAxess Holdings, Inc.	3,433	763,808
Moody’s Corp.	13,941	3,389,197
Morningstar, Inc.	2,082	442,050
MSCI, Inc.	5,487	2,314,362
Raymond James Financial, Inc.	1,444	142,696
Tradeweb Markets, Inc., Class A	6,290	354,882

		24,291,012

Consumer Finance (0.0%)†
American Express Co.	3,509	473,399
Credit Acceptance Corp.(x)*	63	27,594
Upstart Holdings, Inc.(x)*	1,295	26,923

		527,916

Diversified Financial Services (0.1%)
Apollo Global Management, Inc.	32,348	1,504,182

Insurance (1.2%)
Alleghany Corp.*	180	151,087
Aon plc, Class A	18,332	4,910,593
Arch Capital Group Ltd.*	10,828	493,107
Arthur J Gallagher & Co.	2,193	375,486
Assurant, Inc.	305	44,307
Brown & Brown, Inc.	1,661	100,457
Erie Indemnity Co., Class A	1,715	381,262
Everest Re Group Ltd.	1,111	291,571
Lincoln National Corp.	3,279	143,981
Markel Corp.*	283	306,834
Marsh & McLennan Cos., Inc.	41,411	6,182,248
Progressive Corp. (The)	46,992	5,460,940
RenaissanceRe Holdings Ltd.	2,200	308,858
Ryan Specialty Holdings, Inc., Class A*	7,600	308,712

		19,459,443

Thrifts & Mortgage Finance (0.0%)†
Rocket Cos., Inc., Class A(x)	6,103	38,571

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
UWM Holdings Corp.(x)	7,779	$22,793

		61,364

Total Financials		47,664,954

Health Care (12.1%)
Biotechnology (3.1%)
AbbVie, Inc.	163,525	21,946,690
Alnylam Pharmaceuticals, Inc.*	11,157	2,233,185
Amgen, Inc.	41,501	9,354,325
Exact Sciences Corp.*	2,924	95,001
Exelixis, Inc.*	25,288	396,516
Horizon Therapeutics plc*	19,303	1,194,663
Incyte Corp.*	14,590	972,278
Ionis Pharmaceuticals, Inc.*	11,995	530,539
Moderna, Inc.*	1,907	225,503
Natera, Inc.*	7,407	324,575
Neurocrine Biosciences, Inc.*	8,759	930,293
Novavax, Inc.(x)*	7,212	131,258
Regeneron Pharmaceuticals, Inc.*	1,400	964,418
Sarepta Therapeutics, Inc.*	7,777	859,669
Seagen, Inc.*	12,566	1,719,406
Ultragenyx Pharmaceutical, Inc.*	4,807	199,058
Vertex Pharmaceuticals, Inc.*	22,333	6,466,297

		48,543,674

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	20,943	2,026,445
ABIOMED, Inc.*	4,130	1,014,576
Align Technology, Inc.*	5,439	1,126,471
Baxter International, Inc.	7,260	391,024
Dexcom, Inc.*	36,207	2,916,112
Edwards Lifesciences Corp.*	57,138	4,721,313
Globus Medical, Inc., Class A*	487	29,011
ICU Medical, Inc.*	347	52,258
IDEXX Laboratories, Inc.*	7,708	2,511,266
Insulet Corp.*	6,363	1,459,672
Intuitive Surgical, Inc.*	30,492	5,715,420
Masimo Corp.*	3,544	500,271
Novocure Ltd.*	9,548	725,457
Penumbra, Inc.*	3,296	624,922
ResMed, Inc.	13,356	2,915,615
Stryker Corp.	17,391	3,522,373
Tandem Diabetes Care, Inc.(x)*	5,513	263,797

		30,516,003

Health Care Providers & Services (3.4%)
agilon health, Inc.*	16,152	378,280
AmerisourceBergen Corp.	13,791	1,866,336
Chemed Corp.	480	209,549
Cigna Corp.	4,595	1,274,974
DaVita, Inc.*	5,397	446,710
Elevance Health, Inc.	6,780	3,079,747
Guardant Health, Inc.*	9,006	484,793
HCA Healthcare, Inc.	1,273	233,965
Humana, Inc.	8,257	4,006,214
McKesson Corp.	2,630	893,858
Molina Healthcare, Inc.*	4,151	1,369,166
Signify Health, Inc., Class A*	361	10,523
UnitedHealth Group, Inc.	78,757	39,775,435

		54,029,550

Health Care Technology (0.2%)
Certara, Inc.*	6,938	92,137
Change Healthcare, Inc.*	1,835	50,444
Definitive Healthcare Corp.*	1,499	23,294
Doximity, Inc., Class A(x)*	4,130	124,809
Teladoc Health, Inc.*	1,425	36,124
Veeva Systems, Inc., Class A*	12,881	2,123,819

		2,450,627

Life Sciences Tools & Services (1.2%)
10X Genomics, Inc., Class A*	7,530	214,454
Agilent Technologies, Inc.	24,896	3,026,109
Avantor, Inc.*	52,364	1,026,334
Bio-Techne Corp.	3,595	1,020,980
Bruker Corp.	10,055	533,518
Charles River Laboratories International, Inc.*	4,348	855,686
Danaher Corp.	4,073	1,052,015
IQVIA Holdings, Inc.*	17,405	3,152,742
Maravai LifeSciences Holdings, Inc., Class A*	10,148	259,079
Mettler-Toledo International, Inc.*	2,068	2,241,960
Repligen Corp.*	3,639	680,893
Sotera Health Co.*	9,133	62,287
Syneos Health, Inc.*	1,657	78,128
Thermo Fisher Scientific, Inc.	4,417	2,240,258
Waters Corp.*	5,536	1,492,118
West Pharmaceutical Services, Inc.	6,845	1,684,418

		19,620,979

Pharmaceuticals (2.3%)
Catalent, Inc.*	5,033	364,188
Eli Lilly and Co.	63,462	20,520,437
Merck & Co., Inc.	98,073	8,446,047
Zoetis, Inc.	43,562	6,459,809

		35,790,481

Total Health Care		190,951,314

Industrials (7.1%)
Aerospace & Defense (0.9%)
Axon Enterprise, Inc.*	4,832	559,304
Boeing Co. (The)*	15,768	1,909,190
BWX Technologies, Inc.	3,290	165,717
HEICO Corp.	3,893	560,514
HEICO Corp., Class A	6,836	783,543
Howmet Aerospace, Inc.	3,396	105,038
Huntington Ingalls Industries, Inc.	800	177,200
Lockheed Martin Corp.	21,960	8,482,928
Northrop Grumman Corp.	1,585	745,457
Spirit AeroSystems Holdings, Inc., Class A	9,152	200,612
TransDigm Group, Inc.	1,879	986,137

		14,675,640

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	3,120	300,487
Expeditors International of Washington, Inc.	4,768	421,062
GXO Logistics, Inc.*	1,064	37,304
United Parcel Service, Inc., Class B	60,670	9,800,632

		10,559,485

Airlines (0.1%)
Delta Air Lines, Inc.*	59,171	1,660,338

Building Products (0.3%)
A O Smith Corp.	2,856	138,744
Advanced Drainage Systems, Inc.	5,669	705,054
Allegion plc	6,414	575,207
Armstrong World Industries, Inc.	2,488	197,124
Carlisle Cos., Inc.	4,007	1,123,603
Fortune Brands Home & Security, Inc.	4,164	223,565
Masco Corp.	1,133	52,900
Trane Technologies plc	12,532	1,814,759
Trex Co., Inc.*	10,558	463,919

		5,294,875

Commercial Services & Supplies (0.8%)
Cintas Corp.	7,551	2,931,223

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Copart, Inc.*	19,701	$2,096,186
Driven Brands Holdings, Inc.*	296	8,282
IAA, Inc.*	10,254	326,590
MSA Safety, Inc.	1,317	143,922
Republic Services, Inc.	1,220	165,969
Rollins, Inc.	19,828	687,635
Tetra Tech, Inc.	2,024	260,145
Waste Management, Inc.	35,969	5,762,593

		12,382,545

Construction & Engineering (0.1%)
AECOM	751	51,346
Quanta Services, Inc.	7,181	914,788
Valmont Industries, Inc.	270	72,527
WillScot Mobile Mini Holdings Corp.*	10,652	429,595

		1,468,256

Electrical Equipment (0.3%)
ChargePoint Holdings, Inc.(x)*	18,356	270,934
Emerson Electric Co.	17,424	1,275,785
Generac Holdings, Inc.*	5,757	1,025,552
Plug Power, Inc.(x)*	23,857	501,236
Rockwell Automation, Inc.	7,256	1,560,838
Vertiv Holdings Co.	4,432	43,079

		4,677,424

Industrial Conglomerates (0.2%)
General Electric Co.	5,674	351,278
Honeywell International, Inc.	18,524	3,092,952

		3,444,230

Machinery (1.6%)
AGCO Corp.	757	72,801
Allison Transmission Holdings, Inc.	7,066	238,548
Caterpillar, Inc.	42,981	7,052,322
Deere & Co.	25,936	8,659,771
Donaldson Co., Inc.	1,915	93,854
Graco, Inc.	10,641	637,928
IDEX Corp.	1,250	249,813
Illinois Tool Works, Inc.	25,769	4,655,170
Lincoln Electric Holdings, Inc.	5,177	650,852
Middleby Corp. (The)*	347	44,475
Nordson Corp.	1,253	265,974
Otis Worldwide Corp.	4,772	304,454
Parker-Hannifin Corp.	2,686	650,845
Toro Co. (The)	9,644	834,013
Xylem, Inc.	2,318	202,500

		24,613,320

Professional Services (0.4%)
Booz Allen Hamilton Holding Corp.	12,133	1,120,483
CoStar Group, Inc.*	5,194	361,762
Equifax, Inc.	5,618	963,094
FTI Consulting, Inc.*	1,308	216,749
KBR, Inc.	8,302	358,812
Robert Half International, Inc.	8,775	671,287
TransUnion	13,038	775,631
Verisk Analytics, Inc.	14,359	2,448,640

		6,916,458

Road & Rail (1.3%)
CSX Corp.	50,641	1,349,076
JB Hunt Transport Services, Inc.	6,869	1,074,449
Landstar System, Inc.	3,035	438,163
Lyft, Inc., Class A*	22,662	298,459
Old Dominion Freight Line, Inc.	9,421	2,343,662
Uber Technologies, Inc.*	151,379	4,011,543
Union Pacific Corp.	58,086	11,316,315
XPO Logistics, Inc.*	719	32,010

		20,863,677

Trading Companies & Distributors (0.4%)
Core & Main, Inc., Class A*	1,904	43,297
Fastenal Co.	53,213	2,449,926
SiteOne Landscape Supply, Inc.*	2,500	260,350
United Rentals, Inc.*	3,032	819,004
Watsco, Inc.	1,611	414,768
WESCO International, Inc.*	2,178	260,010
WW Grainger, Inc.	4,212	2,060,468

		6,307,823

Total Industrials		112,864,071

Information Technology (42.6%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	23,045	2,601,550
Ubiquiti, Inc.(x)	160	46,970

		2,648,520

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	40,823	2,733,508
Arrow Electronics, Inc.*	304	28,026
CDW Corp.	12,498	1,950,688
Cognex Corp.	14,950	619,677
Coherent Corp.*	1,863	64,926
Corning, Inc.	4,118	119,504
Jabil, Inc.	10,396	599,953
Keysight Technologies, Inc.*	15,515	2,441,440
National Instruments Corp.	1,571	59,290
Vontier Corp.	9,265	154,818
Zebra Technologies Corp., Class A*	1,983	519,566

		9,291,396

IT Services (6.6%)
Accenture plc, Class A	58,627	15,084,727
Automatic Data Processing, Inc.	35,465	8,021,828
Broadridge Financial Solutions, Inc.	9,793	1,413,326
Cloudflare, Inc., Class A*	25,827	1,428,491
EPAM Systems, Inc.*	5,073	1,837,390
Euronet Worldwide, Inc.*	3,346	253,493
Fiserv, Inc.*	5,009	468,692
FleetCor Technologies, Inc.*	6,955	1,225,262
Gartner, Inc.*	7,224	1,998,809
Genpact Ltd.	8,809	385,570
Globant SA*	3,762	703,795
GoDaddy, Inc., Class A*	2,065	146,367
International Business Machines Corp.	55,622	6,608,450
Jack Henry & Associates, Inc.	6,708	1,222,667
Mastercard, Inc., Class A	79,649	22,647,397
MongoDB, Inc.*	5,810	1,153,634
Okta, Inc.*	1,561	88,774
Paychex, Inc.	29,821	3,346,214
PayPal Holdings, Inc.*	32,992	2,839,621
Shift4 Payments, Inc., Class A*	4,896	218,410
Snowflake, Inc., Class A*	26,750	4,546,430
Switch, Inc., Class A	7,910	266,488
Thoughtworks Holding, Inc.*	7,868	82,535
Toast, Inc., Class A*	20,893	349,331
Twilio, Inc., Class A(x)*	5,993	414,356
VeriSign, Inc.*	948	164,668
Visa, Inc., Class A	152,326	27,060,714
Western Union Co. (The)	11,948	161,298
WEX, Inc.*	3,005	381,455
Wix.com Ltd.*	3,860	301,968

		104,822,160

Semiconductors & Semiconductor Equipment (6.4%)
Advanced Micro Devices, Inc.*	117,762	7,461,400
Allegro MicroSystems, Inc.*	4,414	96,446
Analog Devices, Inc.	9,708	1,352,713
Applied Materials, Inc.	81,581	6,683,931
Broadcom, Inc.	36,948	16,405,281
Enphase Energy, Inc.*	12,099	3,357,110

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Entegris, Inc.	13,717	$1,138,785
GLOBALFOUNDRIES, Inc.(x)*	1,397	67,545
KLA Corp.	13,804	4,177,505
Lam Research Corp.	12,819	4,691,754
Lattice Semiconductor Corp.*	12,541	617,143
Microchip Technology, Inc.	42,481	2,592,615
Micron Technology, Inc.	19,501	977,000
Monolithic Power Systems, Inc.	4,194	1,524,100
NVIDIA Corp.	222,825	27,048,727
ON Semiconductor Corp.*	25,026	1,559,871
QUALCOMM, Inc.	103,676	11,713,314
Teradyne, Inc.	13,416	1,008,212
Texas Instruments, Inc.	58,438	9,045,034
Universal Display Corp.	4,014	378,721

		101,897,207

Software (16.2%)
Adobe, Inc.*	43,663	12,016,058
Alteryx, Inc., Class A*	5,480	306,003
ANSYS, Inc.*	4,237	939,343
AppLovin Corp., Class A(x)*	20,790	405,197
Aspen Technology, Inc.*	2,581	614,794
Atlassian Corp. plc, Class A*	12,649	2,663,753
Autodesk, Inc.*	20,125	3,759,350
Avalara, Inc.*	8,009	735,226
Bentley Systems, Inc., Class B(x)	15,581	476,623
Black Knight, Inc.*	1,328	85,962
Cadence Design Systems, Inc.*	25,221	4,121,868
CCC Intelligent Solutions Holdings, Inc.(x)*	6,063	55,173
Ceridian HCM Holding, Inc.*	2,403	134,280
Confluent, Inc., Class A*	11,478	272,832
Coupa Software, Inc.*	3,866	227,321
Crowdstrike Holdings, Inc., Class A*	19,436	3,203,247
Datadog, Inc., Class A*	23,891	2,121,043
DocuSign, Inc.*	18,259	976,309
DoubleVerify Holdings, Inc.*	5,090	139,212
Dropbox, Inc., Class A*	24,143	500,243
Dynatrace, Inc.*	18,381	639,843
Elastic NV*	7,046	505,480
Fair Isaac Corp.*	2,330	959,983
Five9, Inc.*	6,383	478,597
Fortinet, Inc.*	60,624	2,978,457
HubSpot, Inc.*	4,209	1,136,935
Informatica, Inc., Class A(x)*	577	11,580
Intuit, Inc.	25,497	9,875,498
Jamf Holding Corp.*	5,171	114,589
Manhattan Associates, Inc.*	3,579	476,114
Microsoft Corp.#	692,325	161,242,493
nCino, Inc.(x)*	1,031	35,168
NCR Corp.*	611	11,615
New Relic, Inc.*	4,768	273,588
NortonLifeLock, Inc.	18,794	378,511
Nutanix, Inc., Class A*	10,138	211,175
Oracle Corp.	96,154	5,872,125
Palantir Technologies, Inc., Class A*	167,192	1,359,271
Palo Alto Networks, Inc.*	27,198	4,454,761
Paycom Software, Inc.*	4,732	1,561,513
Paylocity Holding Corp.*	3,669	886,357
Pegasystems, Inc.	3,820	122,775
Procore Technologies, Inc.(x)*	4,648	229,983
PTC, Inc.*	9,734	1,018,176
RingCentral, Inc., Class A*	7,791	311,328
Salesforce, Inc.*	19,056	2,741,015
SentinelOne, Inc., Class A*	11,138	284,687
ServiceNow, Inc.*	18,526	6,995,603
Smartsheet, Inc., Class A*	11,592	398,301
Splunk, Inc.*	14,877	1,118,750
Synopsys, Inc.*	14,095	4,306,164
Teradata Corp.*	5,220	162,133
Trade Desk, Inc. (The), Class A*	40,565	2,423,759
Tyler Technologies, Inc.*	3,320	1,153,700
UiPath, Inc., Class A*	3,172	39,999
Unity Software, Inc.(x)*	12,956	412,778
VMware, Inc., Class A	9,405	1,001,256
Workday, Inc., Class A*	18,006	2,740,873
Zendesk, Inc.*	11,243	855,592
Zoom Video Communications, Inc., Class A*	11,765	865,786
Zscaler, Inc.*	7,693	1,264,498

		255,664,646

Technology Hardware, Storage & Peripherals (12.6%)
Apple, Inc.	1,414,830	195,529,506
Dell Technologies, Inc., Class C	3,782	129,231
HP, Inc.	44,718	1,114,373
NetApp, Inc.	20,563	1,271,821
Pure Storage, Inc., Class A*	26,001	711,647

		198,756,578

Total Information Technology		673,080,507

Materials (1.4%)
Chemicals (1.0%)
Albemarle Corp.	5,572	1,473,460
Axalta Coating Systems Ltd.*	4,958	104,415
CF Industries Holdings, Inc.	19,242	1,852,042
Chemours Co. (The)	8,602	212,039
Ecolab, Inc.	20,256	2,925,372
FMC Corp.	3,981	420,792
Ginkgo Bioworks Holdings, Inc.(x)*	15,319	47,795
Linde plc	9,762	2,631,738
Mosaic Co. (The)	4,111	198,685
PPG Industries, Inc.	11,567	1,280,351
RPM International, Inc.	601	50,069
Scotts Miracle-Gro Co. (The)	1,276	54,549
Sherwin-Williams Co. (The)	22,123	4,529,684
Valvoline, Inc.	16,556	419,529

		16,200,520

Construction Materials (0.1%)
Eagle Materials, Inc.	3,006	322,183
Martin Marietta Materials, Inc.	506	162,978
Vulcan Materials Co.	5,972	941,844

		1,427,005

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA(x)	4,506	21,809
Avery Dennison Corp.	4,628	752,975
Ball Corp.	11,543	557,758
Berry Global Group, Inc.*	5,822	270,898
Crown Holdings, Inc.	9,606	778,374
Graphic Packaging Holding Co.	21,791	430,154
Sealed Air Corp.	13,470	599,550

		3,411,518

Metals & Mining (0.1%)
MP Materials Corp.*	8,385	228,911
Royal Gold, Inc.	394	36,965
Southern Copper Corp.	5,194	232,899

		498,775

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	730	37,369

Total Materials		21,575,187

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
American Tower Corp. (REIT)	32,926	7,069,212

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Apartment Income REIT Corp. (REIT)	1,174	$45,340
Camden Property Trust (REIT)	805	96,157
Crown Castle, Inc. (REIT)	39,918	5,770,147
Equinix, Inc. (REIT)	6,337	3,604,739
Equity LifeStyle Properties, Inc. (REIT)	10,062	632,296
Extra Space Storage, Inc. (REIT)	1,457	251,638
Iron Mountain, Inc. (REIT)	19,983	878,653
Lamar Advertising Co. (REIT), Class A	6,943	572,728
Public Storage (REIT)	11,477	3,360,580
SBA Communications Corp. (REIT)	2,248	639,893
Simon Property Group, Inc. (REIT)	14,626	1,312,684

		24,234,067

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	14,881	1,004,617
Opendoor Technologies, Inc.(x)*	11,702	36,393
Zillow Group, Inc., Class A*	328	9,390
Zillow Group, Inc., Class C*	924	26,436

		1,076,836

Total Real Estate		25,310,903

Utilities (0.0%)†
Gas Utilities (0.0%)†
National Fuel Gas Co.	656	40,377

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	11,100	250,860
Vistra Corp.	22,733	477,393

		728,253

Total Utilities		768,630

Total Common Stocks (99.4%) (Cost $578,314,179)		1,570,351,061

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
Dreyfus Treasury Obligations Cash Management Fund(xx)	500,000	500,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $2,966,384, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $3,024,963.(xx)	$2,965,651	2,965,651
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $1,701,058, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $1,863,285.(xx)	1,700,000	1,700,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $100,026, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $111,106.(xx)	100,000	100,000

Total Repurchase Agreements		4,765,651

Total Short-Term Investments (0.3%) (Cost $5,265,651)		5,265,651

Total Investments in Securities (99.7%) (Cost $583,579,830)		1,575,616,712
Other Assets Less Liabilities (0.3%)		5,007,451

Net Assets (100%)		$1,580,624,163

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $8,384,400.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $5,672,932. This was collateralized by $617,863 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/6/22 – 5/15/52 and by cash of $5,265,718 of which $5,265,651 was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	62	12/2022	USD	11,164,650	(1,155,274)

					(1,155,274)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$116,805,851	$—	$—	$116,805,851
Consumer Discretionary	268,019,458	—	—	268,019,458
Consumer Staples	88,781,361	—	—	88,781,361
Energy	24,528,825	—	—	24,528,825
Financials	47,664,954	—	—	47,664,954
Health Care	190,951,314	—	—	190,951,314
Industrials	112,864,071	—	—	112,864,071
Information Technology	673,080,507	—	—	673,080,507
Materials	21,575,187	—	—	21,575,187
Real Estate	25,310,903	—	—	25,310,903
Utilities	768,630	—	—	768,630
Short-Term Investments
Investment Company	500,000	—	—	500,000
Repurchase Agreements	—	4,765,651	—	4,765,651

Total Assets	$1,570,851,061	$4,765,651	$—	$1,575,616,712

Liabilities:
Futures	$(1,155,274)	$—	$—	$(1,155,274)

Total Liabilities	$(1,155,274)	$—	$—	$(1,155,274)

Total	$1,569,695,787	$4,765,651	$—	$1,574,461,438

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,051,015,666
Aggregate gross unrealized depreciation	(60,251,416)

Net unrealized appreciation	$990,764,250

Federal income tax cost of investments in securities and derivative instruments, if applicable	$583,697,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.2%)
Entertainment (1.4%)
Activision Blizzard, Inc.	28,312	$2,104,714
Electronic Arts, Inc.	1,503	173,912
Liberty Media Corp.-Liberty Formula One, Class C*	1,943	113,665
Live Nation Entertainment, Inc.*	6,658	506,274
Madison Square Garden Sports Corp., Class A*	823	112,471
Netflix, Inc.*	119,745	28,192,763
Playtika Holding Corp.*	8,887	83,449
ROBLOX Corp., Class A(x)*	37,208	1,333,535
Roku, Inc.*	2,930	165,252
Sea Ltd. (ADR)*	36,699	2,056,979
Spotify Technology SA*	37,023	3,195,085
Take-Two Interactive Software, Inc.*	11,438	1,246,740
Walt Disney Co. (The)*	108,532	10,237,823
Warner Bros Discovery, Inc.*	146,378	1,683,347
World Wrestling Entertainment, Inc., Class A	3,422	240,122

		51,446,131

Interactive Media & Services (5.7%)
Alphabet, Inc., Class A*	728,044	69,637,409
Alphabet, Inc., Class C*	870,359	83,685,018
Match Group, Inc.*	55,958	2,671,995
Meta Platforms, Inc., Class A*	304,725	41,345,088
Pinterest, Inc., Class A*	10,473	244,021
TripAdvisor, Inc.*	715	15,787
Twitter, Inc.*	58,397	2,560,124
ZoomInfo Technologies, Inc., Class A*	22,876	953,014

		201,112,456

Media (0.1%)
Cable One, Inc.	316	269,564
Charter Communications, Inc., Class A*	9,357	2,838,446
Liberty Broadband Corp., Class A*	837	62,440
Liberty Broadband Corp., Class C*	5,183	382,505
Liberty Media Corp.-Liberty SiriusXM, Class A(x)*	1,803	68,640
Liberty Media Corp.-Liberty SiriusXM, Class C*	3,719	140,244
Nexstar Media Group, Inc., Class A	327	54,560

		3,816,399

Total Communication Services		256,374,986

Consumer Discretionary (14.1%)
Auto Components (0.0%)†
Aptiv plc*	5,867	458,858

Automobiles (2.9%)
Dr Ing hc F Porsche AG (Preference)(q)*	21,411	1,731,168
Ferrari NV	20,666	3,823,210
Lucid Group, Inc.(x)*	41,318	577,212
Rivian Automotive, Inc., Class A(x)*	401,074	13,199,345
Tesla, Inc.*	308,678	81,876,840

		101,207,775

Distributors (0.0%)†
Genuine Parts Co.	972	145,139
Pool Corp.	3,277	1,042,774

		1,187,913

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	1,440	83,016
H&R Block, Inc.	11,107	472,492
Mister Car Wash, Inc.(x)*	3,582	30,733

		586,241

Hotels, Restaurants & Leisure (2.6%)
Airbnb, Inc., Class A*	96,633	10,150,330
Booking Holdings, Inc.*	8,019	13,176,901
Caesars Entertainment, Inc.*	11,626	375,055
Chipotle Mexican Grill, Inc.*	5,692	8,553,710
Choice Hotels International, Inc.	2,909	318,594
Churchill Downs, Inc.	3,135	577,310
Darden Restaurants, Inc.	7,762	980,496
Domino’s Pizza, Inc.	2,213	686,473
DraftKings, Inc., Class A(x)*	27,363	414,276
Expedia Group, Inc.*	35,965	3,369,561
Hilton Worldwide Holdings, Inc.	16,757	2,021,229
Las Vegas Sands Corp.*	89,659	3,364,006
Marriott International, Inc., Class A	71,735	10,052,943
McDonald’s Corp.	33,085	7,634,033
Norwegian Cruise Line Holdings Ltd.(x)*	2,675	30,388
Planet Fitness, Inc., Class A*	5,322	306,867
Six Flags Entertainment Corp.*	3,750	66,375
Starbucks Corp.	178,425	15,034,090
Travel + Leisure Co.	5,033	171,726
Vail Resorts, Inc.	3,148	678,835
Wendy’s Co. (The)	14,618	273,210
Wyndham Hotels & Resorts, Inc.	5,124	314,357
Wynn Resorts Ltd.*	37,810	2,383,164
Yum China Holdings, Inc.	117,403	5,556,684
Yum! Brands, Inc.	39,868	4,239,563

		90,730,176

Household Durables (0.1%)
DR Horton, Inc.	14,201	956,437
NVR, Inc.*	180	717,674
PulteGroup, Inc.	7,991	299,663
Toll Brothers, Inc.	4,920	206,640
TopBuild Corp.*	2,348	386,904

		2,567,318

Internet & Direct Marketing Retail (4.9%)
Alibaba Group Holding Ltd. (ADR)*	57,183	4,574,068
Amazon.com, Inc.*	1,456,211	164,551,843
Coupang, Inc.*	102,681	1,711,692
DoorDash, Inc., Class A*	35,218	1,741,530
eBay, Inc.	6,296	231,756
Etsy, Inc.*	10,608	1,062,179
Wayfair, Inc., Class A(x)*	3,945	128,410

		174,001,478

Leisure Products (0.0%)†
Brunswick Corp.	1,197	78,344
Mattel, Inc.*	14,645	277,376
Peloton Interactive, Inc., Class A(x)*	86,843	601,822
Polaris, Inc.	3,658	349,888
YETI Holdings, Inc.*	7,512	214,242

		1,521,672

Multiline Retail (0.3%)
Dollar General Corp.	19,344	4,639,852
Dollar Tree, Inc.*	5,492	747,461
Nordstrom, Inc.(x)	7,313	122,346
Ollie’s Bargain Outlet Holdings, Inc.*	511	26,368
Target Corp.	21,590	3,203,740

		8,739,767

Specialty Retail (2.4%)
Advance Auto Parts, Inc.	417	65,194
AutoZone, Inc.*	1,493	3,197,902
Best Buy Co., Inc.	111,839	7,083,882
Burlington Stores, Inc.*	5,096	570,192
CarMax, Inc.*	1,723	113,753

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Carvana Co.(x)*	28,517	$578,895
Dick’s Sporting Goods, Inc.(x)	109,400	11,447,616
Five Below, Inc.*	4,651	640,303
Floor & Decor Holdings, Inc., Class A*	24,962	1,753,830
Home Depot, Inc. (The)	72,527	20,013,100
Leslie’s, Inc.(x)*	11,492	169,047
Lowe’s Cos., Inc.	46,669	8,764,905
O’Reilly Automotive, Inc.*	2,163	1,521,346
RH*	562	138,291
Ross Stores, Inc.	87,404	7,365,535
TJX Cos., Inc. (The)	99,333	6,170,566
Tractor Supply Co.	9,454	1,757,310
Ulta Beauty, Inc.*	4,344	1,742,769
Victoria’s Secret & Co.*	5,111	148,832
Williams-Sonoma, Inc.	92,217	10,867,774

		84,111,042

Textiles, Apparel & Luxury Goods (0.9%)
Deckers Outdoor Corp.*	2,064	645,227
Lululemon Athletica, Inc.*	12,785	3,574,175
NIKE, Inc., Class B	139,219	11,571,883
Ralph Lauren Corp.	158,549	13,465,567
Skechers USA, Inc., Class A*	1,723	54,653
Tapestry, Inc.	3,093	87,934
Under Armour, Inc., Class A*	451,808	3,004,523

		32,403,962

Total Consumer Discretionary		497,516,202

Consumer Staples (3.7%)
Beverages (2.0%)
Boston Beer Co., Inc. (The), Class A*	14,578	4,718,170
Brown-Forman Corp., Class A	2,366	159,847
Brown-Forman Corp., Class B	8,878	591,008
Coca-Cola Co. (The)	351,926	19,714,895
Diageo plc (ADR)	31,240	5,304,864
Monster Beverage Corp.*	225,612	19,619,220
PepsiCo, Inc.	129,566	21,152,945

		71,260,949

Food & Staples Retailing (0.6%)
BJ’s Wholesale Club Holdings, Inc.*	7,308	532,095
Costco Wholesale Corp.	37,461	17,691,706
Grocery Outlet Holding Corp.*	737	24,535
Performance Food Group Co.*	4,062	174,463
Sysco Corp.	42,949	3,036,924

		21,459,723

Food Products (0.5%)
Darling Ingredients, Inc.*	1,048	69,325
Freshpet, Inc.*	2,196	109,998
Hershey Co. (The)	10,698	2,358,588
Kellogg Co.	11,505	801,438
Lamb Weston Holdings, Inc.	12,039	931,578
Mondelez International, Inc., Class A	118,575	6,501,467
Nestle SA (Registered)	40,654	4,402,000
Pilgrim’s Pride Corp.*	2,468	56,813

		15,231,207

Household Products (0.5%)
Church & Dwight Co., Inc.	9,130	652,247
Clorox Co. (The)	8,722	1,119,817
Colgate-Palmolive Co.	43,075	3,026,019
Kimberly-Clark Corp.	16,876	1,899,225
Procter & Gamble Co. (The)	86,147	10,876,059

		17,573,367

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	19,413	4,191,267
Olaplex Holdings, Inc.*	10,742	102,586

		4,293,853

Total Consumer Staples		129,819,099

Energy (0.9%)
Energy Equipment & Services (0.3%)
Halliburton Co.	34,050	838,311
Schlumberger NV	292,775	10,510,622

		11,348,933

Oil, Gas & Consumable Fuels (0.6%)
Antero Resources Corp.*	16,540	504,966
Cheniere Energy, Inc.	12,310	2,042,352
Continental Resources, Inc.	2,346	156,736
Coterra Energy, Inc.	10,377	271,047
Devon Energy Corp.	27,197	1,635,356
Diamondback Energy, Inc.	8,480	1,021,501
Enviva, Inc.	2,645	158,859
EOG Resources, Inc.	36,168	4,041,051
Hess Corp.	18,639	2,031,465
New Fortress Energy, Inc.(x)	4,165	182,052
Occidental Petroleum Corp.	57,164	3,512,728
ONEOK, Inc.	4,343	222,535
Ovintiv, Inc.	15,247	701,362
PDC Energy, Inc.	4,383	253,294
Pioneer Natural Resources Co.	11,208	2,426,868
Range Resources Corp.	15,000	378,900
Southwestern Energy Co.*	6,830	41,800
Targa Resources Corp.	19,048	1,149,356
Texas Pacific Land Corp.	476	845,961

		21,578,189

Total Energy		32,927,122

Financials (1.7%)
Banks (0.1%)
First Citizens BancShares, Inc., Class A	260	207,332
Signature Bank	273	41,223
SVB Financial Group*	3,154	1,059,050
Western Alliance Bancorp	5,593	367,684

		1,675,289

Capital Markets (1.1%)
Ameriprise Financial, Inc.	5,921	1,491,796
Ares Management Corp.	12,645	783,358
Blackstone, Inc., Class A	59,214	4,956,212
Blue Owl Capital, Inc.(x)	34,831	321,490
Charles Schwab Corp. (The)	71,375	5,129,721
FactSet Research Systems, Inc.	20,636	8,256,670
LPL Financial Holdings, Inc.	6,722	1,468,623
MarketAxess Holdings, Inc.	3,087	686,827
Moody’s Corp.	12,748	3,099,166
Morningstar, Inc.	1,908	405,107
MSCI, Inc.	19,441	8,200,019
Raymond James Financial, Inc.	1,350	133,407
SEI Investments Co.	108,791	5,336,198
Tradeweb Markets, Inc., Class A	5,883	331,919

		40,600,513

Consumer Finance (0.0%)†
American Express Co.	3,282	442,774
Credit Acceptance Corp.(x)*	36	15,768
Upstart Holdings, Inc.(x)*	1,211	25,177

		483,719

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (0.0%)†
Apollo Global Management, Inc.	29,581	$1,375,517

Insurance (0.5%)
Alleghany Corp.*	143	120,030
Aon plc, Class A	16,764	4,490,573
Arch Capital Group Ltd.*	10,127	461,183
Arthur J Gallagher & Co.	2,051	351,172
Assurant, Inc.	274	39,804
Brown & Brown, Inc.	1,414	85,519
Erie Indemnity Co., Class A	1,549	344,358
Everest Re Group Ltd.	1,039	272,675
Lincoln National Corp.	3,066	134,628
Markel Corp.*	264	286,234
Marsh & McLennan Cos., Inc.	37,869	5,653,463
Progressive Corp. (The)	42,972	4,993,776
RenaissanceRe Holdings Ltd.	2,058	288,923
Ryan Specialty Holdings, Inc., Class A*	7,108	288,727

		17,811,065

Thrifts & Mortgage Finance (0.0%)†
Rocket Cos., Inc., Class A(x)	5,708	36,074
UWM Holdings Corp.(x)	2,718	7,964

		44,038

Total Financials		61,990,141

Health Care (9.2%)
Biotechnology (2.3%)
AbbVie, Inc.	149,538	20,069,495
Alnylam Pharmaceuticals, Inc.*	73,296	14,670,927
Amgen, Inc.	37,952	8,554,381
Argenx SE (ADR)*	6,794	2,398,622
BioMarin Pharmaceutical, Inc.*	49,608	4,205,270
CRISPR Therapeutics AG(x)*	74,906	4,895,107
Exact Sciences Corp.*	2,735	88,860
Exelixis, Inc.*	22,974	360,232
Horizon Therapeutics plc(x)*	17,651	1,092,420
Incyte Corp.*	13,215	880,648
Ionis Pharmaceuticals, Inc.*	11,252	497,676
Moderna, Inc.*	10,684	1,263,383
Natera, Inc.*	6,529	286,101
Neurocrine Biosciences, Inc.*	7,837	832,368
Novavax, Inc.(x)*	6,483	117,991
Regeneron Pharmaceuticals, Inc.*	18,220	12,551,211
Sarepta Therapeutics, Inc.*	7,039	778,091
Seagen, Inc.*	11,491	1,572,314
Ultragenyx Pharmaceutical, Inc.*	4,548	188,333
Vertex Pharmaceuticals, Inc.*	20,423	5,913,275

		81,216,705

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	88,699	8,582,515
ABIOMED, Inc.*	3,746	920,242
Align Technology, Inc.*	16,968	3,514,243
Baxter International, Inc.	6,790	365,710
Dexcom, Inc.*	33,110	2,666,679
Edwards Lifesciences Corp.*	52,251	4,317,500
Globus Medical, Inc., Class A*	544	32,406
ICU Medical, Inc.*	324	48,794
IDEXX Laboratories, Inc.*	7,048	2,296,238
Insulet Corp.*	10,871	2,493,808
Intuitive Surgical, Inc.*	70,323	13,181,343
Masimo Corp.*	3,285	463,711
Novocure Ltd.*	8,557	650,161
Penumbra, Inc.*	3,053	578,849
ResMed, Inc.	12,214	2,666,316
Stryker Corp.	31,204	6,320,058
Tandem Diabetes Care, Inc.*	5,054	241,834

		49,340,407

Health Care Providers & Services (2.2%)
agilon health, Inc.*	15,269	357,600
AmerisourceBergen Corp.	12,612	1,706,782
Chemed Corp.	449	196,016
Cigna Corp.	15,756	4,371,817
DaVita, Inc.*	5,048	417,823
Elevance Health, Inc.	6,201	2,816,742
Guardant Health, Inc.(x)*	8,566	461,108
HCA Healthcare, Inc.	9,712	1,784,969
Humana, Inc.	15,744	7,638,831
McKesson Corp.	2,362	802,773
Molina Healthcare, Inc.*	3,780	1,246,795
Signify Health, Inc., Class A*	324	9,445
UnitedHealth Group, Inc.	114,058	57,603,852

		79,414,553

Health Care Technology (0.5%)
Certara, Inc.*	6,967	92,522
Change Healthcare, Inc.*	1,716	47,173
Definitive Healthcare Corp.*	1,702	26,449
Doximity, Inc., Class A(x)*	243,188	7,349,141
Teladoc Health, Inc.*	1,332	33,766
Veeva Systems, Inc., Class A*	52,825	8,709,786

		16,258,837

Life Sciences Tools & Services (0.9%)
10X Genomics, Inc., Class A*	7,043	200,585
Agilent Technologies, Inc.	22,766	2,767,207
Avantor, Inc.*	126,210	2,473,716
Bio-Techne Corp.	3,275	930,100
Bruker Corp.	9,329	494,997
Charles River Laboratories International, Inc.*	4,032	793,497
Danaher Corp.	8,194	2,116,428
Illumina, Inc.*	60,015	11,450,262
IQVIA Holdings, Inc.*	15,676	2,839,551
Maravai LifeSciences Holdings, Inc., Class A*	9,728	248,356
Mettler-Toledo International, Inc.*	1,891	2,050,071
Repligen Corp.*	3,247	607,546
Sotera Health Co.*	7,287	49,697
Syneos Health, Inc.*	1,673	78,882
Thermo Fisher Scientific, Inc.	4,039	2,048,540
Waters Corp.*	5,062	1,364,361
West Pharmaceutical Services, Inc.	6,259	1,540,215

		32,054,011

Pharmaceuticals (1.9%)
AstraZeneca plc (ADR)	19,416	1,064,773
Catalent, Inc.*	4,707	340,599
Eli Lilly and Co.	79,875	25,827,581
Merck & Co., Inc.	89,684	7,723,586
Novartis AG (ADR)	121,755	9,254,598
Novo Nordisk A/S (ADR)	44,861	4,469,501
Roche Holding AG (ADR)	181,251	7,362,416
Zoetis, Inc.	69,608	10,322,170

		66,365,224

Total Health Care		324,649,737

Industrials (4.5%)
Aerospace & Defense (1.1%)
Airbus SE	29,185	2,521,358
Axon Enterprise, Inc.*	4,519	523,074
Boeing Co. (The)*	123,985	15,012,104
BWX Technologies, Inc.	3,078	155,039

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
HEICO Corp.	3,641	$524,231
HEICO Corp., Class A	6,132	702,850
Howmet Aerospace, Inc.	3,216	99,471
Huntington Ingalls Industries, Inc.	748	165,682
Lockheed Martin Corp.	47,207	18,235,592
Northrop Grumman Corp.	1,412	664,092
Spirit AeroSystems Holdings, Inc., Class A	8,560	187,635
TransDigm Group, Inc.	1,703	893,769

		39,684,897

Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	2,918	281,032
Expeditors International of Washington, Inc.	59,651	5,267,780
FedEx Corp.	12,243	1,817,718
GXO Logistics, Inc.*	995	34,885
United Parcel Service, Inc., Class B	122,681	19,817,889

		27,219,304

Airlines (0.0%)†
Delta Air Lines, Inc.*	54,110	1,518,327

Building Products (0.1%)
A O Smith Corp.	2,671	129,757
Advanced Drainage Systems, Inc.	5,417	673,712
Allegion plc	5,738	514,584
Armstrong World Industries, Inc.	2,192	173,672
Carlisle Cos., Inc.	3,634	1,019,010
Fortune Brands Home & Security, Inc.	3,894	209,069
Masco Corp.	1,059	49,445
Trane Technologies plc	11,461	1,659,667
Trex Co., Inc.*	9,842	432,458

		4,861,374

Commercial Services & Supplies (0.4%)
Cintas Corp.	10,273	3,987,876
Copart, Inc.*	18,016	1,916,902
Driven Brands Holdings, Inc.*	22	616
IAA, Inc.*	9,590	305,441
MSA Safety, Inc.	1,317	143,922
Republic Services, Inc.	1,141	155,222
Rollins, Inc.	17,875	619,905
Tetra Tech, Inc.	1,893	243,307
Waste Management, Inc.	32,893	5,269,787

		12,642,978

Construction & Engineering (0.0%)†
AECOM	703	48,064
Quanta Services, Inc.	6,476	824,978
Valmont Industries, Inc.	252	67,692
WillScot Mobile Mini Holdings Corp.*	9,963	401,808

		1,342,542

Electrical Equipment (0.2%)
ChargePoint Holdings, Inc.(x)*	21,132	311,908
Emerson Electric Co.	15,926	1,166,102
Generac Holdings, Inc.*	16,824	2,997,027
Plug Power, Inc.(x)*	22,313	468,796
Rockwell Automation, Inc.	6,635	1,427,255
Vertiv Holdings Co.	4,146	40,299

		6,411,387

Industrial Conglomerates (0.1%)
General Electric Co.	5,307	328,556
Honeywell International, Inc.	16,940	2,828,472

		3,157,028

Machinery (0.7%)
AGCO Corp.	736	70,781
Allison Transmission Holdings, Inc.	6,609	223,120
Caterpillar, Inc.	38,884	6,380,087
Deere & Co.	34,624	11,560,607
Donaldson Co., Inc.	1,556	76,260
Graco, Inc.	9,952	596,622
IDEX Corp.	1,169	233,625
Illinois Tool Works, Inc.	23,565	4,257,017
Lincoln Electric Holdings, Inc.	4,842	608,736
Middleby Corp. (The)*	324	41,527
Nordson Corp.	1,172	248,781
Otis Worldwide Corp.	4,463	284,739
Parker-Hannifin Corp.	2,396	580,575
Toro Co. (The)	8,736	755,489
Xylem, Inc.	2,168	189,397

		26,107,363

Professional Services (0.3%)
Booz Allen Hamilton Holding Corp.	10,998	1,015,665
CoStar Group, Inc.*	4,858	338,360
Equifax, Inc.	5,094	873,264
FTI Consulting, Inc.*	1,223	202,663
KBR, Inc.	7,764	335,560
Robert Half International, Inc.	8,156	623,934
TransUnion	45,901	2,730,651
Verisk Analytics, Inc.	20,300	3,461,759

		9,581,856

Road & Rail (0.6%)
CSX Corp.	46,309	1,233,672
JB Hunt Transport Services, Inc.	6,242	976,374
Landstar System, Inc.	2,829	408,423
Lyft, Inc., Class A*	21,195	279,138
Old Dominion Freight Line, Inc.	16,488	4,101,720
Uber Technologies, Inc.*	138,431	3,668,421
Union Pacific Corp.	53,118	10,348,449
XPO Logistics, Inc.*	672	29,917

		21,046,114

Trading Companies & Distributors (0.2%)
Core & Main, Inc., Class A*	1,999	45,457
Fastenal Co.	48,662	2,240,399
SiteOne Landscape Supply, Inc.*	2,338	243,479
United Rentals, Inc.*	2,732	737,968
Watsco, Inc.	1,506	387,735
WESCO International, Inc.*	2,037	243,177
WW Grainger, Inc.	3,852	1,884,360

		5,782,575

Total Industrials		159,355,745

Information Technology (27.2%)
Communications Equipment (0.1%)
Arista Networks, Inc.*	21,074	2,379,044
Ubiquiti, Inc.(x)	149	43,740

		2,422,784

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	37,331	2,499,684
Arrow Electronics, Inc.*	284	26,182
CDW Corp.	11,429	1,783,838
Cognex Corp.	13,983	579,595
Coherent Corp.*	1,705	59,431
Corning, Inc.	3,852	111,785
Jabil, Inc.	9,405	542,763
Keysight Technologies, Inc.*	14,188	2,232,624
National Instruments Corp.	1,469	55,440
Teledyne Technologies, Inc.*	12,074	4,074,613
Vontier Corp.	7,922	132,377
Zebra Technologies Corp., Class A*	1,854	485,766

		12,584,098

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (5.3%)
Accenture plc, Class A	79,197	$20,377,388
Automatic Data Processing, Inc.	32,432	7,335,794
Block, Inc., Class A*	65,803	3,618,507
Block, Inc. (CRDI)*	18,686	967,681
Broadridge Financial Solutions, Inc.	8,950	1,291,664
Cloudflare, Inc., Class A*	23,490	1,299,232
EPAM Systems, Inc.*	4,639	1,680,199
Euronet Worldwide, Inc.*	3,130	237,129
Fiserv, Inc.*	57,052	5,338,356
FleetCor Technologies, Inc.*	6,353	1,119,208
Gartner, Inc.*	22,139	6,125,640
Genpact Ltd.	8,239	360,621
Global Payments, Inc.	16,293	1,760,459
Globant SA*	3,472	649,542
GoDaddy, Inc., Class A*	1,931	136,869
International Business Machines Corp.	50,864	6,043,152
Jack Henry & Associates, Inc.	6,113	1,114,217
Mastercard, Inc., Class A	124,531	35,409,145
MongoDB, Inc.*	9,277	1,842,041
Okta, Inc.*	1,460	83,030
Paychex, Inc.	27,270	3,059,967
PayPal Holdings, Inc.*	190,990	16,438,509
Shift4 Payments, Inc., Class A*	4,808	214,485
Shopify, Inc., Class A*	119,229	3,212,029
Snowflake, Inc., Class A*	24,261	4,123,400
Switch, Inc., Class A	7,399	249,272
Thoughtworks Holding, Inc.*	7,358	77,185
Toast, Inc., Class A*	21,027	351,571
Twilio, Inc., Class A*	5,605	387,530
VeriSign, Inc.*	887	154,072
Visa, Inc., Class A	350,841	62,326,904
Western Union Co. (The)	11,683	157,720
WEX, Inc.*	2,698	342,484
Wix.com Ltd.*	3,610	282,410

		188,167,412

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Micro Devices, Inc.*	167,930	10,640,045
Allegro MicroSystems, Inc.*	4,547	99,352
Analog Devices, Inc.	8,877	1,236,921
Applied Materials, Inc.	73,433	6,016,366
ASML Holding NV (Registered) (NYRS)	16,138	6,702,918
Broadcom, Inc.	33,403	14,831,266
Enphase Energy, Inc.*	11,064	3,069,928
Entegris, Inc.	12,537	1,040,822
GLOBALFOUNDRIES, Inc.(x)*	1,307	63,194
Intel Corp.	147,150	3,792,056
KLA Corp.	11,989	3,628,231
Lam Research Corp.	11,570	4,234,620
Lattice Semiconductor Corp.*	11,185	550,414
Microchip Technology, Inc.	38,848	2,370,893
Micron Technology, Inc.	17,698	886,670
Monolithic Power Systems, Inc.	3,835	1,393,639
NVIDIA Corp.	367,080	44,559,841
ON Semiconductor Corp.*	22,886	1,426,484
QUALCOMM, Inc.	204,682	23,124,972
Teradyne, Inc.	12,215	917,957
Texas Instruments, Inc.	53,439	8,271,288
Universal Display Corp.	3,790	357,587

		139,215,464

Software (11.7%)
Adobe, Inc.*	71,747	19,744,774
Alteryx, Inc., Class A*	4,670	260,773
ANSYS, Inc.*	3,843	851,993
AppLovin Corp., Class A(x)*	18,504	360,643
Aspen Technology, Inc.*	2,357	561,437
Atlassian Corp. plc, Class A*	25,230	5,313,186
Autodesk, Inc.*	125,555	23,453,674
Avalara, Inc.*	7,279	668,212
Bentley Systems, Inc., Class B(x)	14,573	445,788
Bill.com Holdings, Inc.*	4,564	604,137
Black Knight, Inc.*	47,644	3,083,996
Cadence Design Systems, Inc.*	23,064	3,769,350
CCC Intelligent Solutions Holdings, Inc.(x)*	5,671	51,606
Ceridian HCM Holding, Inc.*	26,558	1,484,061
Confluent, Inc., Class A*	10,735	255,171
Coupa Software, Inc.*	3,616	212,621
Crowdstrike Holdings, Inc., Class A*	17,774	2,929,333
Datadog, Inc., Class A*	22,432	1,991,513
DocuSign, Inc.*	63,223	3,380,534
DoubleVerify Holdings, Inc.*	5,076	138,829
Dropbox, Inc., Class A*	22,580	467,858
Dynatrace, Inc.*	16,341	568,830
Elastic NV*	6,580	472,049
Fair Isaac Corp.*	2,106	867,693
Five9, Inc.*	5,765	432,260
Fortinet, Inc.*	54,526	2,678,862
HashiCorp, Inc., Class A(x)*	4,066	130,885
HubSpot, Inc.*	3,827	1,033,749
Informatica, Inc., Class A(x)*	540	10,838
Intuit, Inc.	45,782	17,732,284
Jamf Holding Corp.*	4,959	109,891
Manhattan Associates, Inc.*	3,202	425,962
Microsoft Corp.	934,647	217,679,286
Monday.com Ltd.(x)*	4,170	472,628
nCino, Inc.(x)*	964	32,882
NCR Corp.*	571	10,855
New Relic, Inc.*	4,171	239,332
NortonLifeLock, Inc.	17,471	351,866
Nutanix, Inc., Class A*	9,482	197,510
Oracle Corp.	285,635	17,443,729
Palantir Technologies, Inc., Class A*	152,892	1,243,012
Palo Alto Networks, Inc.*	24,668	4,040,372
Paycom Software, Inc.*	4,299	1,418,627
Paylocity Holding Corp.*	3,269	789,725
Pegasystems, Inc.	3,599	115,672
Procore Technologies, Inc.(x)*	4,209	208,261
PTC, Inc.*	8,834	924,036
RingCentral, Inc., Class A*	6,827	272,807
Roper Technologies, Inc.	8,615	3,098,299
Salesforce, Inc.*	163,538	23,523,306
SentinelOne, Inc., Class A*	72,458	1,852,027
ServiceNow, Inc.*	53,283	20,120,194
Smartsheet, Inc., Class A*	10,826	371,981
Splunk, Inc.*	13,592	1,022,118
Synopsys, Inc.*	12,890	3,938,024
Teradata Corp.*	4,883	151,666
Trade Desk, Inc. (The), Class A*	73,442	4,388,160
Tyler Technologies, Inc.*	3,036	1,055,010
UiPath, Inc., Class A*	2,967	37,414
Unity Software, Inc.(x)*	12,117	386,048
VMware, Inc., Class A	8,508	905,762
Workday, Inc., Class A*	60,729	9,244,168
Zendesk, Inc.*	10,324	785,656
Zoom Video Communications, Inc., Class A*	10,682	786,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Zscaler, Inc.*	7,104	$1,167,684

		412,766,997

Technology Hardware, Storage & Peripherals (5.8%)
Apple, Inc.	1,471,977	203,427,222
Dell Technologies, Inc., Class C	3,537	120,859
HP, Inc.	40,823	1,017,309
NetApp, Inc.	18,764	1,160,553
Pure Storage, Inc., Class A*	23,459	642,073

		206,368,016

Total Information Technology		961,524,771

Materials (0.6%)
Chemicals (0.4%)
Albemarle Corp.	5,074	1,341,769
Axalta Coating Systems Ltd.*	4,637	97,655
CF Industries Holdings, Inc.	16,800	1,617,000
Chemours Co. (The)	7,561	186,379
Ecolab, Inc.	18,524	2,675,236
FMC Corp.	3,724	393,627
Ginkgo Bioworks Holdings, Inc.(x)*	14,328	44,703
Linde plc	8,927	2,406,630
Mosaic Co. (The)	3,845	185,829
PPG Industries, Inc.	10,560	1,168,886
RPM International, Inc.	563	46,903
Scotts Miracle-Gro Co. (The)	1,193	51,001
Sherwin-Williams Co. (The)	20,231	4,142,297
Valvoline, Inc.	15,484	392,365

		14,750,280

Construction Materials (0.0%)†
Eagle Materials, Inc.	2,811	301,283
Martin Marietta Materials, Inc.	473	152,349
Vulcan Materials Co.	5,382	848,795

		1,302,427

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA(x)	4,940	23,909
Avery Dennison Corp.	4,153	675,693
Ball Corp.	47,290	2,285,053
Berry Global Group, Inc.*	5,445	253,356
Crown Holdings, Inc.	8,655	701,315
Graphic Packaging Holding Co.	20,381	402,321
Sealed Air Corp.	12,052	536,434

		4,878,081

Metals & Mining (0.0%)†
MP Materials Corp.*	7,842	214,086
Royal Gold, Inc.	368	34,526
Southern Copper Corp.	4,858	217,833

		466,445

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.(x)	430	22,012

Total Materials		21,419,245

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp. (REIT)	30,110	6,464,617
Apartment Income REIT Corp. (REIT)	1,098	42,405
Camden Property Trust (REIT)	753	89,946
Crown Castle, Inc. (REIT)	36,504	5,276,653
Equinix, Inc. (REIT)	5,795	3,296,428
Equity LifeStyle Properties, Inc. (REIT)	8,956	562,795
Extra Space Storage, Inc. (REIT)	1,363	235,404
Iron Mountain, Inc. (REIT)	18,112	796,384
Lamar Advertising Co. (REIT), Class A	6,308	520,347
Public Storage (REIT)	10,496	3,073,334
SBA Communications Corp. (REIT)	2,002	569,869
Simon Property Group, Inc. (REIT)	13,371	1,200,047

		22,128,229

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	13,527	913,208
Opendoor Technologies, Inc.(x)*	8,138	25,309
Zillow Group, Inc., Class A*	307	8,790
Zillow Group, Inc., Class C*	864	24,719

		972,026

Total Real Estate		23,100,255

Utilities (0.0%)†
Gas Utilities (0.0%)†
National Fuel Gas Co.	614	37,792

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	10,382	234,633
Vistra Corp.	21,262	446,502

		681,135

Total Utilities		718,927

Total Common Stocks (69.7%) (Cost $1,318,838,896)		2,469,396,230

EXCHANGE TRADED FUNDS (ETF):
Equity (20.5%)
iShares Core S&P 500 ETF	2,079	745,633
iShares Morningstar Growth ETF‡	3,309,525	159,717,677
iShares Morningstar U.S. Equity ETF(x)	15,692	775,028
iShares Morningstar Value ETF	46,236	2,610,947
iShares Russell 1000 ETF(x)	3,225	636,389
iShares Russell 1000 Growth ETF(x)	413,873	87,078,879
iShares S&P 500 Growth ETF(x)	775,900	44,885,815
SPDR Portfolio S&P 500 Growth ETF(x)	2,045,500	102,479,550
SPDR Portfolio S&P 500 Value ETF(x)	47,800	1,648,622
Vanguard Growth ETF	740,622	158,456,077
Vanguard Large-Cap ETF(x)	600	98,136
Vanguard Russell 1000 Growth ETF(x)	2,975,000	161,274,750
Vanguard Russell 1000 Value(x)	29,600	1,766,824
Vanguard Value ETF(x)	17,300	2,136,204

Total Exchange Traded Funds (20.5%) (Cost $570,638,698)		724,310,531

SHORT-TERM INVESTMENTS:
Investment Companies (3.6%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	10,000,000	10,000,000
JPMorgan Prime Money Market Fund, IM Shares	116,272,250	116,318,759

Total Investment Companies		126,318,759

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.9%)
Banco Santander S.A., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $10,002,475, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/4/22-11/15/28; total market value $10,202,525.(xx)	$10,000,000	$10,000,000
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $19,285,601, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $19,666,446.(xx)	19,280,829	19,280,829
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $5,001,271, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $5,102,473.(xx)	5,000,000	5,000,000
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $22,814,187, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $24,989,942.(xx)	22,800,000	22,800,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $5,601,433, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $6,221,960.(xx)	5,600,000	5,600,000

Total Repurchase Agreements		67,680,829

Total Short-Term Investments (5.5%) (Cost $194,007,213)		193,999,588

Total Investments in Securities (95.7%) (Cost $2,083,484,807)		3,387,706,349
Other Assets Less Liabilities (4.3%)		152,371,929

Net Assets (100%)		$3,540,078,278

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $75,953,952. This was collateralized by $1,275,830 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/6/22 – 5/15/52 and by cash of $77,680,829 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CRDI — CREST Depository Interest

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF	3,309,525	227,814,836	11,591,963	(4,793,744)	265,149	(75,160,527)	159,717,677	814,156	—

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	109	12/2022	USD	24,057,390	(3,575,109)
S&P 500 E-Mini Index	549	12/2022	USD	98,861,175	(13,307,491)

					(16,882,600)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$256,374,986	$—	$—	$256,374,986
Consumer Discretionary	495,785,034	1,731,168	—	497,516,202
Consumer Staples	125,417,099	4,402,000	—	129,819,099
Energy	32,927,122	—	—	32,927,122
Financials	61,990,141	—	—	61,990,141
Health Care	324,649,737	—	—	324,649,737
Industrials	156,834,387	2,521,358	—	159,355,745
Information Technology	960,557,090	967,681	—	961,524,771
Materials	21,419,245	—	—	21,419,245
Real Estate	23,100,255	—	—	23,100,255
Utilities	718,927	—	—	718,927
Exchange Traded Funds	724,310,531	—	—	724,310,531
Short-Term Investments
Investment Companies	126,318,759	—	—	126,318,759
Repurchase Agreements	—	67,680,829	—	67,680,829

Total Assets	$3,310,403,313	$77,303,036	$—	$3,387,706,349

Liabilities:
Futures	$(16,882,600)	$—	$—	$(16,882,600)

Total Liabilities	$(16,882,600)	$—	$—	$(16,882,600)

Total	$3,293,520,713	$77,303,036	$—	$3,370,823,749

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,472,719,496
Aggregate gross unrealized depreciation	(211,044,759)

Net unrealized appreciation	$1,261,674,737

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,109,149,012

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.0%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	294,977	$4,524,947
Frontier Communications Parent, Inc.*	10,079	236,151
Lumen Technologies, Inc.	42,278	307,784
Verizon Communications, Inc.	173,164	6,575,037

		11,643,919

Entertainment (2.1%)
Activision Blizzard, Inc.	31,994	2,378,434
AMC Entertainment Holdings, Inc., Class A(x)*	21,268	148,238
Electronic Arts, Inc.	10,700	1,238,097
Liberty Media Corp.-Liberty Formula One, Class A*	768	40,335
Liberty Media Corp.-Liberty Formula One, Class C*	7,333	428,981
Live Nation Entertainment, Inc.*	3,170	241,047
Madison Square Garden Sports Corp., Class A*	388	53,024
Netflix, Inc.*	9,902	2,331,327
Playtika Holding Corp.*	366	3,437
Roku, Inc.*	3,534	199,317
Take-Two Interactive Software, Inc.*	1,156	126,004
Walt Disney Co. (The)*	70,039	6,606,779
Warner Bros Discovery, Inc.*	25,830	297,045

		14,092,065

Interactive Media & Services (2.4%)
Alphabet, Inc., Class A*	32,218	3,081,652
Alphabet, Inc., Class C*	28,933	2,781,908
IAC, Inc.*	3,201	177,271
Match Group, Inc.*	739	35,287
Meta Platforms, Inc., Class A*	74,347	10,087,401
Pinterest, Inc., Class A*	18,910	440,603
TripAdvisor, Inc.*	3,862	85,273
Twitter, Inc.*	2,272	99,605

		16,789,000

Media (1.3%)
Altice USA, Inc., Class A*	8,609	50,190
Cable One, Inc.	93	79,334
Comcast Corp., Class A	180,422	5,291,777
DISH Network Corp., Class A*	10,310	142,587
Fox Corp., Class A	12,391	380,156
Fox Corp., Class B	5,861	167,038
Interpublic Group of Cos., Inc. (The)	16,181	414,234
Liberty Broadband Corp., Class A*	403	30,064
Liberty Broadband Corp., Class C*	2,719	200,662
Liberty Media Corp.-Liberty SiriusXM, Class A(x)*	2,230	84,896
Liberty Media Corp.-Liberty SiriusXM, Class C*	4,598	173,391
New York Times Co. (The), Class A	6,767	194,551
News Corp., Class A	15,882	239,977
News Corp., Class B	4,970	76,637
Nexstar Media Group, Inc., Class A	1,395	232,756
Omnicom Group, Inc.	8,288	522,890
Paramount Global, Class A(x)	378	8,142
Paramount Global, Class B(x)	23,735	451,915
Sirius XM Holdings, Inc.(x)	28,879	164,899

		8,906,096

Wireless Telecommunication Services (0.5%)
T-Mobile US, Inc.*	24,544	3,293,068

Total Communication Services		54,724,148

Consumer Discretionary (5.9%)
Auto Components (0.2%)
Aptiv plc*	8,335	651,880
BorgWarner, Inc.	9,714	305,020
Gentex Corp.	9,668	230,485
Lear Corp.	2,449	293,121
QuantumScape Corp.(x)*	10,406	87,514

		1,568,020

Automobiles (0.7%)
Ford Motor Co.	162,350	1,818,320
General Motors Co.	59,905	1,922,352
Harley-Davidson, Inc.	5,536	193,096
Lucid Group, Inc.(x)*	1,335	18,650
Rivian Automotive, Inc., Class A(x)*	21,387	703,846
Thor Industries, Inc.	2,178	152,416

		4,808,680

Distributors (0.2%)
Genuine Parts Co.	5,252	784,228
LKQ Corp.	10,566	498,187

		1,282,415

Diversified Consumer Services (0.1%)
ADT, Inc.	8,600	64,414
Bright Horizons Family Solutions, Inc.*	1,699	97,947
Grand Canyon Education, Inc.*	1,294	106,432
H&R Block, Inc.	1,142	48,581
Mister Car Wash, Inc.(x)*	899	7,713
Service Corp. International	6,352	366,765
Terminix Global Holdings, Inc.*	5,001	191,488

		883,340

Hotels, Restaurants & Leisure (1.8%)
Aramark	9,540	297,648
Boyd Gaming Corp.	3,216	153,242
Caesars Entertainment, Inc.*	2,651	85,521
Carnival Corp.*	39,395	276,947
Darden Restaurants, Inc.	1,360	171,795
Domino’s Pizza, Inc.	398	123,460
Hilton Worldwide Holdings, Inc.	3,081	371,630
Hyatt Hotels Corp., Class A*	2,030	164,349
Las Vegas Sands Corp.*	8,536	320,271
Marriott Vacations Worldwide Corp.	1,577	192,173
McDonald’s Corp.	23,048	5,318,096
MGM Resorts International	13,513	401,606
Norwegian Cruise Line Holdings Ltd.(x)*	15,937	181,044
Penn Entertainment, Inc.*	6,853	188,526
Planet Fitness, Inc., Class A*	913	52,644
Royal Caribbean Cruises Ltd.*	9,065	343,564
Six Flags Entertainment Corp.*	1,529	27,063
Starbucks Corp.	30,235	2,547,601
Travel + Leisure Co.	951	32,448
Vail Resorts, Inc.	89	19,192
Wyndham Hotels & Resorts, Inc.	1,118	68,589
Wynn Resorts Ltd.*	3,749	236,300
Yum! Brands, Inc.	10,430	1,109,126

		12,682,835

Household Durables (0.5%)
DR Horton, Inc.	6,245	420,601
Garmin Ltd.	6,345	509,567
Leggett & Platt, Inc.	5,475	181,880
Lennar Corp., Class A	10,322	769,505
Lennar Corp., Class B	609	36,242
Mohawk Industries, Inc.*	2,164	197,335
Newell Brands, Inc.	15,535	215,781
NVR, Inc.*	35	139,548
PulteGroup, Inc.	5,773	216,487
Tempur Sealy International, Inc.	6,915	166,928

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Toll Brothers, Inc.	2,137	$89,754
TopBuild Corp.*	207	34,109
Whirlpool Corp.	2,195	295,908

		3,273,645

Internet & Direct Marketing Retail (0.1%)
DoorDash, Inc., Class A*	1,183	58,499
eBay, Inc.	19,685	724,605
Wayfair, Inc., Class A(x)*	1,171	38,116

		821,220

Leisure Products (0.1%)
Brunswick Corp.	2,519	164,869
Hasbro, Inc.	5,407	364,540
Mattel, Inc.*	7,493	141,917
Peloton Interactive, Inc., Class A(x)*	12,429	86,133
Polaris, Inc.	602	57,581

		815,040

Multiline Retail (0.4%)
Dollar Tree, Inc.*	6,035	821,364
Kohl’s Corp.	5,266	132,440
Macy’s, Inc.	11,090	173,780
Nordstrom, Inc.(x)	668	11,176
Ollie’s Bargain Outlet Holdings, Inc.*	2,437	125,749
Target Corp.	8,567	1,271,257

		2,535,766

Specialty Retail (1.5%)
Advance Auto Parts, Inc.	2,315	361,927
AutoNation, Inc.*	1,567	159,630
AutoZone, Inc.*	74	158,503
Bath & Body Works, Inc.	9,416	306,962
Best Buy Co., Inc.	5,684	360,024
Burlington Stores, Inc.*	171	19,133
CarMax, Inc.*	5,836	385,293
Dick’s Sporting Goods, Inc.(x)	2,239	234,289
GameStop Corp., Class A(x)*	11,076	278,340
Gap, Inc. (The)	8,139	66,821
Home Depot, Inc. (The)	17,879	4,933,531
Leslie’s, Inc.(x)*	717	10,547
Lithia Motors, Inc., Class A	1,116	239,438
Lowe’s Cos., Inc.	3,609	677,806
O’Reilly Automotive, Inc.*	1,529	1,075,422
Penske Automotive Group, Inc.	1,104	108,667
Petco Health & Wellness Co., Inc.(x)*	3,311	36,951
RH*	509	125,250
Ross Stores, Inc.	8,185	689,750
Victoria’s Secret & Co.*	970	28,246
Williams-Sonoma, Inc.	587	69,178

		10,325,708

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	5,538	212,881
Carter’s, Inc.	1,568	102,751
Columbia Sportswear Co.	1,482	99,739
Deckers Outdoor Corp.*	127	39,702
Hanesbrands, Inc.	14,342	99,820
PVH Corp.	2,764	123,827
Ralph Lauren Corp.	1,742	147,948
Skechers USA, Inc., Class A*	4,674	148,259
Tapestry, Inc.	8,966	254,903
Under Armour, Inc., Class A*	7,753	51,558
Under Armour, Inc., Class C*	8,226	49,027
VF Corp.	14,387	430,315

		1,760,730

Total Consumer Discretionary		40,757,399

Consumer Staples (7.2%)
Beverages (1.0%)
Boston Beer Co., Inc. (The), Class A*	20	6,473
Brown-Forman Corp., Class A	771	52,089
Brown-Forman Corp., Class B	3,112	207,166
Coca-Cola Co. (The)	40,216	2,252,900
Constellation Brands, Inc., Class A	6,238	1,432,744
Keurig Dr Pepper, Inc.	35,305	1,264,625
Molson Coors Beverage Co., Class B	7,204	345,720
Monster Beverage Corp.*	1,148	99,830
PepsiCo, Inc.	8,828	1,441,259

		7,102,806

Food & Staples Retailing (1.6%)
Albertsons Cos., Inc., Class A	6,926	172,181
BJ’s Wholesale Club Holdings, Inc.*	2,035	148,168
Casey’s General Stores, Inc.	1,525	308,843
Grocery Outlet Holding Corp.*	3,361	111,888
Kroger Co. (The)	26,992	1,180,900
Performance Food Group Co.*	4,324	185,716
US Foods Holding Corp.*	8,305	219,584
Walgreens Boots Alliance, Inc.	29,535	927,399
Walmart, Inc.	59,393	7,703,272

		10,957,951

Food Products (2.0%)
Archer-Daniels-Midland Co.	23,063	1,855,418
Bunge Ltd.	5,766	476,099
Campbell Soup Co.	7,978	375,923
Conagra Brands, Inc.	19,374	632,174
Darling Ingredients, Inc.*	6,130	405,499
Flowers Foods, Inc.	7,713	190,434
Freshpet, Inc.*	825	41,324
General Mills, Inc.	24,537	1,879,780
Hershey Co. (The)	799	176,156
Hormel Foods Corp.	11,799	536,147
Ingredion, Inc.	2,697	217,162
J M Smucker Co. (The)	4,242	582,893
Kellogg Co.	4,696	327,123
Kraft Heinz Co. (The)	28,771	959,513
McCormick & Co., Inc. (Non- Voting)	10,318	735,364
Mondelez International, Inc., Class A	56,923	3,121,088
Pilgrim’s Pride Corp.*	932	21,455
Post Holdings, Inc.*	2,251	184,379
Seaboard Corp.	10	34,027
Tyson Foods, Inc., Class A	11,725	773,029

		13,524,987

Household Products (1.4%)
Church & Dwight Co., Inc.	5,467	390,562
Clorox Co. (The)	867	111,314
Colgate-Palmolive Co.	13,130	922,383
Kimberly-Clark Corp.	5,640	634,726
Procter & Gamble Co. (The)	56,520	7,135,650
Reynolds Consumer Products, Inc.(x)	2,235	58,132
Spectrum Brands Holdings, Inc.	1,640	64,009

		9,316,776

Personal Products (0.0%)†
Coty, Inc., Class A*	14,267	90,167

Tobacco (1.2%)
Altria Group, Inc.	74,619	3,013,115
Philip Morris International, Inc.	63,842	5,299,525

		8,312,640

Total Consumer Staples		49,305,327

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (7.7%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	39,164	$820,878
Halliburton Co.	20,231	498,087
NOV, Inc.	16,106	260,595
Schlumberger NV	58,187	2,088,913

		3,668,473

Oil, Gas & Consumable Fuels (7.2%)
Antero Midstream Corp.	13,836	127,014
Antero Resources Corp.*	4,154	126,822
APA Corp.	13,391	457,838
Cheniere Energy, Inc.	4,355	722,538
Chesapeake Energy Corp.	4,984	469,543
Chevron Corp.	80,966	11,632,385
ConocoPhillips	52,464	5,369,166
Continental Resources, Inc.	366	24,452
Coterra Energy, Inc.	27,036	706,180
Devon Energy Corp.	13,839	832,139
Diamondback Energy, Inc.	3,056	368,126
DT Midstream, Inc.	3,988	206,937
EOG Resources, Inc.	6,481	724,122
EQT Corp.	15,167	618,055
Exxon Mobil Corp.	171,819	15,001,517
Hess Corp.	2,515	274,110
HF Sinclair Corp.	5,997	322,879
Kinder Morgan, Inc.	81,811	1,361,335
Marathon Oil Corp.	27,800	627,724
Marathon Petroleum Corp.	20,505	2,036,762
Occidental Petroleum Corp.	5,863	360,281
ONEOK, Inc.	16,230	831,625
Ovintiv, Inc.	3,029	139,334
PDC Energy, Inc.	1,806	104,369
Phillips 66	19,810	1,599,063
Pioneer Natural Resources Co.	4,405	953,815
Range Resources Corp.	3,585	90,557
Southwestern Energy Co.*	42,546	260,382
Valero Energy Corp.	16,189	1,729,795
Williams Cos., Inc. (The)	50,142	1,435,565

		49,514,430

Total Energy		53,182,903

Financials (19.8%)
Banks (7.3%)
Bank of America Corp.	289,362	8,738,732
Bank of Hawaii Corp.	1,627	123,847
Bank OZK	4,601	182,016
BOK Financial Corp.	1,209	107,432
Citigroup, Inc.	79,750	3,323,182
Citizens Financial Group, Inc.	20,096	690,499
Comerica, Inc.	5,376	382,234
Commerce Bancshares, Inc.	4,507	298,183
Cullen/Frost Bankers, Inc.	2,400	317,328
East West Bancorp, Inc.	5,820	390,755
Fifth Third Bancorp	28,044	896,286
First Citizens BancShares, Inc., Class A	378	301,429
First Hawaiian, Inc.	5,256	129,455
First Horizon Corp.	21,777	498,693
First Republic Bank	7,484	977,036
FNB Corp.	14,396	166,994
Huntington Bancshares, Inc.	59,068	778,516
JPMorgan Chase & Co.	120,172	12,557,974
KeyCorp	38,243	612,653
M&T Bank Corp.	7,199	1,269,328
PacWest Bancorp	4,782	108,073
Pinnacle Financial Partners, Inc.	3,084	250,112
PNC Financial Services Group, Inc. (The)	17,006	2,541,037
Popular, Inc.	3,024	217,909
Prosperity Bancshares, Inc.	3,603	240,248
Regions Financial Corp.	38,471	772,113
Signature Bank	2,420	365,420
SVB Financial Group*	874	293,472
Synovus Financial Corp.	5,924	222,209
Truist Financial Corp.	54,762	2,384,337
Umpqua Holdings Corp.	8,891	151,947
US Bancorp	55,280	2,228,890
Webster Financial Corp.	7,186	324,807
Wells Fargo & Co.	156,250	6,284,375
Western Alliance Bancorp	1,688	110,969
Wintrust Financial Corp.	2,465	201,021
Zions Bancorp NA	6,129	311,721

		49,751,232

Capital Markets (4.8%)
Affiliated Managers Group, Inc.	1,561	174,598
Ameriprise Financial, Inc.	1,610	405,639
Bank of New York Mellon Corp. (The)	30,238	1,164,768
BlackRock, Inc.	6,182	3,401,831
Carlyle Group, Inc. (The)	8,520	220,157
Cboe Global Markets, Inc.	4,357	511,381
Charles Schwab Corp. (The)	27,866	2,002,729
CME Group, Inc.	14,774	2,616,919
Coinbase Global, Inc., Class A(x)*	6,497	418,992
Evercore, Inc., Class A	1,500	123,375
Franklin Resources, Inc.	11,743	252,709
Goldman Sachs Group, Inc. (The)	13,705	4,016,250
Interactive Brokers Group, Inc., Class A	3,821	244,200
Intercontinental Exchange, Inc.	22,731	2,053,746
Invesco Ltd.	15,366	210,514
Janus Henderson Group plc	5,597	113,675
Jefferies Financial Group, Inc.	8,368	246,856
KKR & Co., Inc.	23,543	1,012,349
Lazard Ltd., Class A	3,677	117,039
Moody’s Corp.	375	91,166
Morgan Stanley	51,595	4,076,521
Morningstar, Inc.	96	20,383
MSCI, Inc.	801	337,854
Nasdaq, Inc.	14,152	802,135
Northern Trust Corp.	8,460	723,838
Raymond James Financial, Inc.	7,369	728,205
Robinhood Markets, Inc., Class A(x)*	23,127	233,583
S&P Global, Inc.	13,730	4,192,455
SEI Investments Co.	4,232	207,580
State Street Corp.	15,102	918,353
Stifel Financial Corp.	4,251	220,669
T. Rowe Price Group, Inc.	9,212	967,352
Tradeweb Markets, Inc., Class A	1,631	92,021
Virtu Financial, Inc., Class A	4,008	83,246

		33,003,088

Consumer Finance (1.0%)
Ally Financial, Inc.	12,686	353,052
American Express Co.	23,241	3,135,443
Capital One Financial Corp.	15,676	1,444,857
Credit Acceptance Corp.(x)*	249	109,062
Discover Financial Services	11,232	1,021,214
OneMain Holdings, Inc.	4,779	141,076
SLM Corp.	10,291	143,971
SoFi Technologies, Inc.(x)*	32,716	159,654
Synchrony Financial	19,759	557,006
Upstart Holdings, Inc.(x)*	2,348	48,815

		7,114,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (3.0%)
Apollo Global Management, Inc.	4,499	$209,203
Berkshire Hathaway, Inc., Class B*	74,330	19,847,597
Equitable Holdings, Inc.‡	15,397	405,711
Voya Financial, Inc.(x)	4,005	242,303

		20,704,814

Insurance (3.5%)
Aflac, Inc.	25,796	1,449,735
Alleghany Corp.*	458	384,431
Allstate Corp. (The)	11,090	1,381,038
American Financial Group, Inc.	2,769	340,393
American International Group, Inc.	31,326	1,487,358
Aon plc, Class A	503	134,739
Arch Capital Group Ltd.*	9,840	448,114
Arthur J Gallagher & Co.	7,588	1,299,217
Assurant, Inc.	2,056	298,675
Assured Guaranty Ltd.	2,447	118,557
Axis Capital Holdings Ltd.	3,202	157,378
Brighthouse Financial, Inc.*	2,933	127,351
Brown & Brown, Inc.	8,990	543,715
Chubb Ltd.	17,121	3,113,967
Cincinnati Financial Corp.	6,437	576,562
CNA Financial Corp.	1,123	41,439
Erie Indemnity Co., Class A	268	59,579
Everest Re Group Ltd.	1,107	290,521
Fidelity National Financial, Inc.	10,854	392,915
First American Financial Corp.	4,151	191,361
Globe Life, Inc.	3,680	366,896
Hanover Insurance Group, Inc. (The)	1,456	186,572
Hartford Financial Services Group, Inc. (The)	13,276	822,315
Kemper Corp.	2,614	107,854
Lincoln National Corp.	5,537	243,130
Loews Corp.	8,205	408,937
Markel Corp.*	424	459,709
Marsh & McLennan Cos., Inc.	2,209	329,782
MetLife, Inc.	27,661	1,681,236
Old Republic International Corp.	11,636	243,541
Primerica, Inc.	1,531	189,002
Principal Financial Group, Inc.	10,152	732,467
Progressive Corp. (The)	3,127	363,389
Prudential Financial, Inc.	15,447	1,325,044
Reinsurance Group of America, Inc.	2,750	345,978
RenaissanceRe Holdings Ltd.	803	112,733
Travelers Cos., Inc. (The)	9,756	1,494,619
Unum Group	8,242	319,790
W R Berkley Corp.	8,473	547,186
White Mountains Insurance Group Ltd.	116	151,150
Willis Towers Watson plc	4,502	904,632

		24,173,007

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	21,493	180,971
Annaly Capital Management, Inc. (REIT)(x)	17,722	304,114
Rithm Capital Corp. (REIT)	17,554	128,495
Starwood Property Trust, Inc. (REIT)	12,019	218,986

		832,566

Thrifts & Mortgage Finance (0.1%)
MGIC Investment Corp.	12,415	159,160
New York Community Bancorp, Inc.(x)	18,956	161,695
Rocket Cos., Inc., Class A(x)	2,059	13,013
TFS Financial Corp.	2,061	26,793
UWM Holdings Corp.(x)	351	1,028

		361,689

Total Financials		135,940,546

Health Care (17.1%)
Biotechnology (1.6%)
Amgen, Inc.	3,520	793,408
Biogen, Inc.*	6,001	1,602,267
BioMarin Pharmaceutical, Inc.*	7,595	643,828
Exact Sciences Corp.*	5,892	191,431
Exelixis, Inc.*	1,742	27,314
Gilead Sciences, Inc.	51,717	3,190,422
Horizon Therapeutics plc*	647	40,043
Incyte Corp.*	1,014	67,573
Ionis Pharmaceuticals, Inc.*	471	20,832
Mirati Therapeutics, Inc.*	1,771	123,687
Moderna, Inc.*	13,084	1,547,183
Natera, Inc.*	252	11,043
Regeneron Pharmaceuticals, Inc.*	3,647	2,512,309
Ultragenyx Pharmaceutical, Inc.*	607	25,136
United Therapeutics Corp.*	1,836	384,422
Vertex Pharmaceuticals, Inc.*	590	170,828

		11,351,726

Health Care Equipment & Supplies (3.2%)
Abbott Laboratories	61,322	5,933,517
Align Technology, Inc.*	807	167,138
Baxter International, Inc.	17,490	942,011
Becton Dickinson and Co.	11,697	2,606,443
Boston Scientific Corp.*	58,782	2,276,627
Cooper Cos., Inc. (The)	2,000	527,800
Dentsply Sirona, Inc.	8,818	249,990
Enovis Corp.*	2,083	95,964
Envista Holdings Corp.*	6,697	219,729
Globus Medical, Inc., Class A*	2,932	174,659
Hologic, Inc.*	10,124	653,200
ICU Medical, Inc.*	676	101,806
Integra LifeSciences Holdings Corp.*	2,980	126,233
Intuitive Surgical, Inc.*	1,165	218,368
Masimo Corp.*	459	64,792
Medtronic plc	55,066	4,446,579
QuidelOrtho Corp.*	2,033	145,319
STERIS plc	4,107	682,912
Stryker Corp.	6,730	1,363,094
Tandem Diabetes Care, Inc.*	171	8,182
Teleflex, Inc.	1,931	389,019
Zimmer Biomet Holdings, Inc.	8,636	902,894

		22,296,276

Health Care Providers & Services (3.3%)
Acadia Healthcare Co., Inc.*	3,664	286,451
agilon health, Inc.*	513	12,014
Amedisys, Inc.*	1,316	127,376
Cardinal Health, Inc.	11,214	747,750
Centene Corp.*	23,406	1,821,221
Chemed Corp.	387	168,949
Cigna Corp.	10,371	2,877,641
CVS Health Corp.	54,006	5,150,552
Elevance Health, Inc.	6,912	3,139,707
Encompass Health Corp.	4,030	182,277
Enhabit, Inc.*	2,015	28,291
HCA Healthcare, Inc.	8,473	1,557,253
Henry Schein, Inc.*	5,564	365,944
Humana, Inc.	1,531	742,826
Laboratory Corp. of America Holdings	3,719	761,688
McKesson Corp.	4,805	1,633,075
Molina Healthcare, Inc.*	528	174,155

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Oak Street Health, Inc.*	4,794	$117,549
Premier, Inc., Class A	4,844	164,405
Quest Diagnostics, Inc.	4,814	590,630
Signify Health, Inc., Class A*	2,760	80,454
Tenet Healthcare Corp.*	4,374	225,611
UnitedHealth Group, Inc.	3,468	1,751,479
Universal Health Services, Inc., Class B	2,615	230,591

		22,937,889

Health Care Technology (0.1%)
Certara, Inc.*	1,693	22,483
Change Healthcare, Inc.*	10,025	275,587
Definitive Healthcare Corp.(x)*	660	10,256
Doximity, Inc., Class A(x)*	2,390	72,226
Teladoc Health, Inc.*	5,974	151,441

		531,993

Life Sciences Tools & Services (2.5%)
10X Genomics, Inc., Class A*	394	11,221
Agilent Technologies, Inc.	1,259	153,032
Avantor, Inc.*	1,782	34,927
Azenta, Inc.	3,048	130,638
Bio-Rad Laboratories, Inc., Class A*	880	367,083
Charles River Laboratories International, Inc.*	139	27,355
Danaher Corp.	24,856	6,420,056
Illumina, Inc.*	6,471	1,234,602
PerkinElmer, Inc.	5,191	624,633
QIAGEN NV*	9,335	385,349
Repligen Corp.*	655	122,557
Syneos Health, Inc.*	3,479	164,035
Thermo Fisher Scientific, Inc.	14,154	7,178,767

		16,854,255

Pharmaceuticals (6.4%)
Bristol-Myers Squibb Co.	87,743	6,237,650
Catalent, Inc.*	4,784	346,170
Elanco Animal Health, Inc.*	18,324	227,401
Eli Lilly and Co.	6,457	2,087,871
Jazz Pharmaceuticals plc*	2,507	334,158
Johnson & Johnson	108,429	17,712,961
Merck & Co., Inc.	60,554	5,214,911
Organon & Co.	10,457	244,694
Perrigo Co. plc	5,526	197,057
Pfizer, Inc.	232,860	10,189,954
Royalty Pharma plc, Class A	15,106	606,959
Viatris, Inc.	49,871	424,901

		43,824,687

Total Health Care		117,796,826

Industrials (9.9%)
Aerospace & Defense (2.3%)
Axon Enterprise, Inc.*	628	72,691
Boeing Co. (The)*	15,555	1,883,399
BWX Technologies, Inc.	2,292	115,448
Curtiss-Wright Corp.	1,576	219,316
General Dynamics Corp.	10,021	2,126,156
HEICO Corp.	117	16,846
HEICO Corp., Class A	205	23,497
Hexcel Corp.	3,448	178,330
Howmet Aerospace, Inc.	13,916	430,422
Huntington Ingalls Industries, Inc.	1,263	279,754
L3Harris Technologies, Inc.	7,925	1,647,053
Mercury Systems, Inc.*	2,340	95,004
Northrop Grumman Corp.	5,325	2,504,454
Raytheon Technologies Corp.	61,265	5,015,153
Spirit AeroSystems Holdings, Inc., Class A	219	4,800
Textron, Inc.	8,695	506,571
TransDigm Group, Inc.	1,296	680,167
Woodward, Inc.	2,422	194,390

		15,993,451

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	3,675	353,939
Expeditors International of Washington, Inc.	4,638	409,582
FedEx Corp.	9,889	1,468,220
GXO Logistics, Inc.*	3,873	135,788
United Parcel Service, Inc., Class B	3,271	528,397

		2,895,926

Airlines (0.3%)
Alaska Air Group, Inc.*	5,091	199,312
American Airlines Group, Inc.*	26,580	320,023
Copa Holdings SA, Class A*	1,180	79,072
JetBlue Airways Corp.*	13,198	87,503
Southwest Airlines Co.*	24,375	751,725
United Airlines Holdings, Inc.*	13,424	436,683

		1,874,318

Building Products (0.8%)
A O Smith Corp.	3,957	192,231
Allegion plc	750	67,260
Armstrong World Industries, Inc.	799	63,305
AZEK Co., Inc. (The)*	4,577	76,070
Builders FirstSource, Inc.*	6,347	373,965
Carlisle Cos., Inc.	332	93,096
Carrier Global Corp.	34,897	1,240,937
Fortune Brands Home & Security, Inc.	3,480	186,841
Hayward Holdings, Inc.*	2,832	25,120
Johnson Controls International plc	28,644	1,409,858
Lennox International, Inc.	1,315	292,811
Masco Corp.	8,790	410,405
Owens Corning	3,987	313,418
Trane Technologies plc	4,024	582,716

		5,328,033

Commercial Services & Supplies (0.3%)
Cintas Corp.	239	92,778
Clean Harbors, Inc.*	2,098	230,738
Driven Brands Holdings, Inc.*	2,139	59,849
IAA, Inc.*	942	30,003
MSA Safety, Inc.	933	101,958
Republic Services, Inc.	7,946	1,080,974
Rollins, Inc.	706	24,484
Stericycle, Inc.*	3,772	158,839
Tetra Tech, Inc.	1,291	165,932
Waste Management, Inc.	1,077	172,546

		2,118,101

Construction & Engineering (0.2%)
AECOM	5,089	347,935
MasTec, Inc.*	2,448	155,448
MDU Resources Group, Inc.	8,312	227,333
Quanta Services, Inc.	2,659	338,730
Valmont Industries, Inc.	744	199,853
WillScot Mobile Mini Holdings Corp.*	4,007	161,603

		1,430,902

Electrical Equipment (1.0%)
Acuity Brands, Inc.	1,342	211,325
AMETEK, Inc.	9,485	1,075,694
Eaton Corp. plc	16,442	2,192,705
Emerson Electric Co.	16,563	1,212,743
Hubbell, Inc.	2,204	491,492
nVent Electric plc	6,798	214,885
Plug Power, Inc.(x)*	10,751	225,878
Regal Rexnord Corp.	2,758	387,113
Rockwell Automation, Inc.	1,556	334,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sensata Technologies Holding plc	6,315	$235,423
Sunrun, Inc.*	8,450	233,135
Vertiv Holdings Co.	10,518	102,235

		6,917,339

Industrial Conglomerates (1.2%)
3M Co.	23,381	2,583,600
General Electric Co.	42,590	2,636,747
Honeywell International, Inc.	19,603	3,273,113

		8,493,460

Machinery (1.8%)
AGCO Corp.	2,217	213,209
Allison Transmission Holdings, Inc.	831	28,055
Caterpillar, Inc.	2,806	460,408
Crane Holdings Co.	1,936	169,477
Cummins, Inc.	5,802	1,180,765
Donaldson Co., Inc.	4,223	206,969
Dover Corp.	5,922	690,387
Esab Corp.	2,086	69,589
Flowserve Corp.	5,358	130,199
Fortive Corp.	14,766	860,858
Gates Industrial Corp. plc*	4,440	43,334
Graco, Inc.	2,169	130,032
IDEX Corp.	2,570	513,615
Illinois Tool Works, Inc.	1,289	232,858
Ingersoll Rand, Inc.	16,720	723,307
ITT, Inc.	3,435	224,443
Middleby Corp. (The)*	2,048	262,492
Nordson Corp.	1,826	387,605
Oshkosh Corp.	2,702	189,924
Otis Worldwide Corp.	15,293	975,693
PACCAR, Inc.	14,044	1,175,342
Parker-Hannifin Corp.	4,072	986,686
Pentair plc	6,771	275,106
Snap-on, Inc.	2,164	435,721
Stanley Black & Decker, Inc.	6,077	457,051
Timken Co. (The)	2,565	151,438
Westinghouse Air Brake Technologies Corp.	7,450	606,058
Xylem, Inc.	6,340	553,862

		12,334,483

Marine (0.0%)†
Kirby Corp.*	2,456	149,251

Professional Services (0.6%)
CACI International, Inc., Class A*	953	248,790
Clarivate plc*	19,425	182,401
CoStar Group, Inc.*	13,862	965,488
Dun & Bradstreet Holdings, Inc.	10,346	128,187
Equifax, Inc.	2,501	428,746
FTI Consulting, Inc.*	804	133,231
Jacobs Solutions, Inc.	5,274	572,176
KBR, Inc.	2,008	86,786
Leidos Holdings, Inc.	5,606	490,357
ManpowerGroup, Inc.	2,116	136,884
Nielsen Holdings plc	14,740	408,593
Robert Half International, Inc.	523	40,010
Science Applications International Corp.	2,290	202,505
TransUnion	2,115	125,821

		4,149,975

Road & Rail (0.8%)
AMERCO	370	188,411
Avis Budget Group, Inc.*	1,224	181,715
CSX Corp.	65,916	1,756,002
Hertz Global Holdings, Inc.(x)*	8,382	136,459
JB Hunt Transport Services, Inc.	374	58,501
Knight-Swift Transportation Holdings, Inc.	6,420	314,131
Landstar System, Inc.	162	23,388
Lyft, Inc., Class A*	2,554	33,636
Norfolk Southern Corp.	9,654	2,023,961
Ryder System, Inc.	2,034	153,547
Schneider National, Inc., Class B	2,223	45,127
Uber Technologies, Inc.*	10,430	276,395
XPO Logistics, Inc.*	3,892	173,272

		5,364,545

Trading Companies & Distributors (0.2%)
Air Lease Corp.	4,275	132,568
Core & Main, Inc., Class A*	1,631	37,089
MSC Industrial Direct Co., Inc., Class A	1,901	138,412
SiteOne Landscape Supply, Inc.*	718	74,772
United Rentals, Inc.*	1,555	420,037
Univar Solutions, Inc.*	6,763	153,791
Watsco, Inc.	638	164,259
WESCO International, Inc.*	863	103,025

		1,223,953

Total Industrials		68,273,737

Information Technology (8.7%)
Communications Equipment (1.4%)
Ciena Corp.*	6,127	247,715
Cisco Systems, Inc.	171,300	6,852,000
F5, Inc.*	2,450	354,588
Juniper Networks, Inc.	13,151	343,504
Lumentum Holdings, Inc.*	2,837	194,533
Motorola Solutions, Inc.	6,778	1,518,069
Ubiquiti, Inc.(x)	175	51,373
Viasat, Inc.*	2,957	89,390

		9,651,172

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	5,931	397,140
Arrow Electronics, Inc.*	2,499	230,383
Avnet, Inc.	3,871	139,820
Cognex Corp.	493	20,435
Coherent Corp.*	4,420	154,037
Corning, Inc.	29,246	848,719
IPG Photonics Corp.*	1,383	116,656
Jabil, Inc.	1,017	58,691
Keysight Technologies, Inc.*	546	85,919
Littelfuse, Inc.	995	197,696
National Instruments Corp.	4,682	176,699
TD SYNNEX Corp.	1,754	142,407
Teledyne Technologies, Inc.*	1,906	643,218
Trimble, Inc.*	10,277	557,733
Vontier Corp.	2,449	40,923
Zebra Technologies Corp., Class A*	1,253	328,298

		4,138,774

IT Services (2.4%)
Affirm Holdings, Inc.(x)*	7,305	137,042
Akamai Technologies, Inc.*	6,445	517,662
Amdocs Ltd.	4,971	394,946
Automatic Data Processing, Inc.	1,411	319,154
Block, Inc., Class A*	21,748	1,195,922
Broadridge Financial Solutions, Inc.	442	63,789
Cognizant Technology Solutions Corp., Class A	21,425	1,230,652
Concentrix Corp.	1,776	198,255
DXC Technology Co.*	9,466	231,728
Euronet Worldwide, Inc.*	482	36,516
Fidelity National Information Services, Inc.	25,128	1,898,923
Fiserv, Inc.*	22,045	2,062,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Genpact Ltd.	3,506	$153,458
Global Payments, Inc.	11,323	1,223,450
GoDaddy, Inc., Class A*	5,551	393,455
International Business Machines Corp.	12,309	1,462,432
Kyndryl Holdings, Inc.*	8,327	68,864
Okta, Inc.*	5,303	301,582
PayPal Holdings, Inc.*	33,006	2,840,826
Snowflake, Inc., Class A*	808	137,328
SS&C Technologies Holdings, Inc.	9,184	438,536
Switch, Inc., Class A	2,458	82,810
Twilio, Inc., Class A*	4,391	303,594
VeriSign, Inc.*	3,451	599,439
Western Union Co. (The)	10,514	141,939
WEX, Inc.*	501	63,597
Wix.com Ltd.*	490	38,333

		16,536,983

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	14,107	893,820
Analog Devices, Inc.	17,183	2,394,279
Cirrus Logic, Inc.*	2,291	157,621
First Solar, Inc.*	4,372	578,284
GLOBALFOUNDRIES, Inc.(x)*	1,978	95,636
Intel Corp.	168,597	4,344,745
Marvell Technology, Inc.	34,936	1,499,104
Microchip Technology, Inc.	3,234	197,371
Micron Technology, Inc.	36,810	1,844,181
MKS Instruments, Inc.	2,358	194,865
ON Semiconductor Corp.*	6,715	418,546
Qorvo, Inc.*	4,236	336,381
Skyworks Solutions, Inc.	6,619	564,402
Teradyne, Inc.	599	45,015
Texas Instruments, Inc.	11,966	1,852,097
Wolfspeed, Inc.*	4,755	491,477

		15,907,824

Software (1.7%)
ANSYS, Inc.*	1,693	375,338
Bill.com Holdings, Inc.*	4,016	531,598
Black Knight, Inc.*	5,783	374,333
CCC Intelligent Solutions Holdings, Inc.(x)*	4,259	38,757
Ceridian HCM Holding, Inc.*	4,562	254,924
Coupa Software, Inc.*	1,375	80,850
Dolby Laboratories, Inc., Class A	2,511	163,592
DoubleVerify Holdings, Inc.*	339	9,272
Dropbox, Inc., Class A*	766	15,871
Guidewire Software, Inc.*	3,441	211,897
Informatica, Inc., Class A(x)*	1,238	24,847
Jamf Holding Corp.*	381	8,443
Manhattan Associates, Inc.*	989	131,567
nCino, Inc.(x)*	2,298	78,385
NCR Corp.*	4,959	94,271
NortonLifeLock, Inc.	14,954	301,173
Nutanix, Inc., Class A*	4,220	87,903
Oracle Corp.	19,507	1,191,292
Paycor HCM, Inc.*	1,943	57,435
Procore Technologies, Inc.(x)*	805	39,831
Roper Technologies, Inc.	4,348	1,563,715
Salesforce, Inc.*	31,165	4,482,774
SentinelOne, Inc., Class A*	2,260	57,766
Teradata Corp.*	1,929	59,915
Tyler Technologies, Inc.*	215	74,712
UiPath, Inc., Class A*	13,942	175,809
Unity Software, Inc.(x)*	2,803	89,303
VMware, Inc., Class A	4,411	469,595
Zoom Video Communications, Inc., Class A*	5,156	379,430

		11,424,598

Technology Hardware, Storage & Peripherals (0.3%)
Dell Technologies, Inc., Class C	9,030	308,555
Hewlett Packard Enterprise Co.	53,459	640,439
HP, Inc.	23,041	574,182
Western Digital Corp.*	12,901	419,927

		1,943,103

Total Information Technology		59,602,454

Materials (4.1%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	9,121	2,122,730
Albemarle Corp.	2,336	617,732
Ashland, Inc.	2,084	197,917
Axalta Coating Systems Ltd.*	6,878	144,851
Celanese Corp.	4,457	402,645
Chemours Co. (The)	2,522	62,167
Corteva, Inc.	29,830	1,704,784
Dow, Inc.	29,589	1,299,845
DuPont de Nemours, Inc.	20,644	1,040,457
Eastman Chemical Co.	5,037	357,879
Ecolab, Inc.	1,195	172,582
Element Solutions, Inc.	9,402	152,970
FMC Corp.	3,411	360,543
Ginkgo Bioworks Holdings, Inc.(x)*	26,948	84,078
Huntsman Corp.	7,865	193,007
International Flavors & Fragrances, Inc.	10,490	952,807
Linde plc	16,352	4,408,336
LyondellBasell Industries NV, Class A	10,578	796,312
Mosaic Co. (The)	12,448	601,612
NewMarket Corp.	243	73,102
Olin Corp.	5,502	235,926
PPG Industries, Inc.	4,549	503,529
RPM International, Inc.	4,984	415,217
Scotts Miracle-Gro Co. (The)	1,093	46,726
Westlake Corp.	1,358	117,983

		17,065,737

Construction Materials (0.2%)
Eagle Materials, Inc.	261	27,974
Martin Marietta Materials, Inc.	2,334	751,758
Vulcan Materials Co.	2,790	440,011

		1,219,743

Containers & Packaging (0.5%)
Amcor plc	61,735	662,416
AptarGroup, Inc.	2,694	256,011
Ardagh Metal Packaging SA(x)	4,130	19,989
Avery Dennison Corp.	1,290	209,883
Ball Corp.	7,641	369,213
Berry Global Group, Inc.*	2,664	123,956
Crown Holdings, Inc.	569	46,106
Graphic Packaging Holding Co.	2,882	56,891
International Paper Co.	14,878	471,633
Packaging Corp. of America	3,803	427,039
Silgan Holdings, Inc.	3,460	145,458
Sonoco Products Co.	4,004	227,147
Westrock Co.	10,430	322,183

		3,337,925

Metals & Mining (0.9%)
Alcoa Corp.	7,398	249,017
Cleveland-Cliffs, Inc.*	21,029	283,261
Freeport-McMoRan, Inc.	58,710	1,604,544
Newmont Corp.	32,719	1,375,179
Nucor Corp.	10,770	1,152,282

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Reliance Steel & Aluminum Co.	2,469	$430,618
Royal Gold, Inc.	2,521	236,520
Southern Copper Corp.	1,202	53,898
SSR Mining, Inc.	8,724	128,330
Steel Dynamics, Inc.	7,126	505,590
United States Steel Corp.	9,673	175,275

		6,194,514

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	2,721	139,288

Total Materials		27,957,207

Real Estate (4.8%)
Equity Real Estate Investment Trusts (REITs) (4.6%)
Alexandria Real Estate Equities, Inc. (REIT)	6,668	934,787
American Homes 4 Rent (REIT), Class A	12,482	409,534
American Tower Corp. (REIT)	4,454	956,274
Americold Realty Trust, Inc. (REIT)	11,061	272,101
Apartment Income REIT Corp. (REIT)	5,822	224,846
AvalonBay Communities, Inc. (REIT)	5,749	1,058,908
Boston Properties, Inc. (REIT)	6,450	483,556
Brixmor Property Group, Inc. (REIT)	12,274	226,701
Camden Property Trust (REIT)	3,908	466,811
Cousins Properties, Inc. (REIT)	6,215	145,120
CubeSmart (REIT)	9,198	368,472
Digital Realty Trust, Inc. (REIT)	11,692	1,159,613
Douglas Emmett, Inc. (REIT)	6,955	124,703
Duke Realty Corp. (REIT)	15,785	760,837
EastGroup Properties, Inc. (REIT)	1,693	244,368
EPR Properties (REIT)	3,046	109,230
Equinix, Inc. (REIT)	921	523,902
Equity LifeStyle Properties, Inc. (REIT)	2,829	177,774
Equity Residential (REIT)	15,243	1,024,634
Essex Property Trust, Inc. (REIT)	2,675	647,965
Extra Space Storage, Inc. (REIT)	4,805	829,872
Federal Realty Investment Trust (REIT)	3,303	297,666
First Industrial Realty Trust, Inc. (REIT)	5,421	242,915
Gaming and Leisure Properties, Inc. (REIT)	10,048	444,523
Healthcare Realty Trust, Inc. (REIT)	15,602	325,302
Healthpeak Properties, Inc. (REIT)	22,193	508,664
Highwoods Properties, Inc. (REIT)	4,275	115,254
Host Hotels & Resorts, Inc. (REIT)	29,134	462,648
Hudson Pacific Properties, Inc. (REIT)	5,661	61,988
Invitation Homes, Inc. (REIT)	25,117	848,201
Iron Mountain, Inc. (REIT)	2,982	131,119
JBG SMITH Properties (REIT)	4,396	81,678
Kilroy Realty Corp. (REIT)	4,782	201,370
Kimco Realty Corp. (REIT)	24,857	457,617
Lamar Advertising Co. (REIT), Class A	427	35,223
Life Storage, Inc. (REIT)	3,462	383,451
Medical Properties Trust, Inc. (REIT)	24,440	289,858
Mid-America Apartment Communities, Inc. (REIT)	4,725	732,706
National Retail Properties, Inc. (REIT)	7,220	287,789
National Storage Affiliates Trust (REIT)	3,493	145,239
Omega Healthcare Investors, Inc. (REIT)	9,671	285,198
Park Hotels & Resorts, Inc. (REIT)	9,172	103,277
Prologis, Inc. (REIT)	30,427	3,091,383
Public Storage (REIT)	1,326	388,266
Rayonier, Inc. (REIT)	5,996	179,700
Realty Income Corp. (REIT)	25,440	1,480,608
Regency Centers Corp. (REIT)	7,052	379,750
Rexford Industrial Realty, Inc. (REIT)	7,046	366,392
SBA Communications Corp. (REIT)	3,389	964,679
Simon Property Group, Inc. (REIT)	6,915	620,621
SL Green Realty Corp. (REIT)(x)	2,634	105,781
Spirit Realty Capital, Inc. (REIT)	5,590	202,134
STORE Capital Corp. (REIT)	10,455	327,555
Sun Communities, Inc. (REIT)	5,007	677,597
UDR, Inc. (REIT)	13,325	555,786
Ventas, Inc. (REIT)	16,432	660,073
VICI Properties, Inc. (REIT)	39,596	1,181,941
Vornado Realty Trust (REIT)	7,261	168,165
Welltower, Inc. (REIT)	19,096	1,228,255
Weyerhaeuser Co. (REIT)	30,643	875,164
WP Carey, Inc. (REIT)	7,869	549,256

		31,594,800

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	6,753	455,895
Howard Hughes Corp. (The)*	1,507	83,473
Jones Lang LaSalle, Inc.*	1,964	296,701
Opendoor Technologies, Inc.*	13,736	42,719
WeWork, Inc.(x)*	5,348	14,172
Zillow Group, Inc., Class A*	2,206	63,158
Zillow Group, Inc., Class C*	6,193	177,182

		1,133,300

Total Real Estate		32,728,100

Utilities (5.9%)
Electric Utilities (3.8%)
Alliant Energy Corp.	10,317	546,698
American Electric Power Co., Inc.	21,176	1,830,665
Avangrid, Inc.	2,917	121,639
Constellation Energy Corp.	13,442	1,118,240
Duke Energy Corp.	31,720	2,950,594
Edison International	15,477	875,689
Entergy Corp.	8,356	840,864
Evergy, Inc.	9,149	543,451
Eversource Energy	14,186	1,105,941
Exelon Corp.	40,892	1,531,814
FirstEnergy Corp.	22,353	827,061
Hawaiian Electric Industries, Inc.	4,476	155,138
IDACORP, Inc.	2,071	205,050
NextEra Energy, Inc.	80,887	6,342,350
NRG Energy, Inc.	9,711	371,640
OGE Energy Corp.	8,217	299,592
PG&E Corp.*	63,849	798,112
Pinnacle West Capital Corp.	4,646	299,713
PPL Corp.	30,336	769,018
Southern Co. (The)	43,721	2,973,028
Xcel Energy, Inc.	22,451	1,436,864

		25,943,161

Gas Utilities (0.1%)
Atmos Energy Corp.	5,680	578,508
National Fuel Gas Co.	3,315	204,038
UGI Corp.	8,615	278,523

		1,061,069

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	22,516	508,862
Brookfield Renewable Corp.	5,255	171,733

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Vistra Corp.	7,104	$149,184

		829,779

Multi-Utilities (1.7%)
Ameren Corp.	10,594	853,347
CenterPoint Energy, Inc.	25,935	730,848
CMS Energy Corp.	11,917	694,046
Consolidated Edison, Inc.	14,609	1,252,868
Dominion Energy, Inc.	34,283	2,369,298
DTE Energy Co.	7,941	913,612
NiSource, Inc.	16,711	420,950
Public Service Enterprise Group, Inc.	20,497	1,152,546
Sempra Energy	12,957	1,942,773
WEC Energy Group, Inc.	12,991	1,161,785

		11,492,073

Water Utilities (0.2%)
American Water Works Co., Inc.	7,489	974,768
Essential Utilities, Inc.	9,523	394,062

		1,368,830

Total Utilities		40,694,912

Total Common Stocks (99.1%) (Cost $547,830,284)		680,963,559

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	500,000	500,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $2,115,089, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $2,156,857.(xx)	$2,114,566	2,114,566
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $800,498, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $876,840.(xx)	800,000	800,000

Total Repurchase Agreements		2,914,566

Total Short-Term Investments (0.5%) (Cost $3,414,566)		3,414,566

Total Investments in Securities (99.6%) (Cost $551,244,850)		684,378,125
Other Assets Less Liabilities (0.4%)		2,737,419

Net Assets (100%)		$687,115,544

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $4,014,311. This was collateralized by $764,483 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/6/22 – 5/15/52 and by cash of $3,414,566 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	15,397	471,848	55,945	(31,073)	4,536	(95,545)	405,711	8,548	—

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	25	12/2022	USD	4,501,875	(456,432)
S&P Midcap 400 E-Mini Index	7	12/2022	USD	1,545,740	(157,910)

					(614,342)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$54,724,148	$—	$—	$54,724,148
Consumer Discretionary	40,757,399	—	—	40,757,399
Consumer Staples	49,305,327	—	—	49,305,327
Energy	53,182,903	—	—	53,182,903
Financials	135,940,546	—	—	135,940,546
Health Care	117,796,826	—	—	117,796,826
Industrials	68,273,737	—	—	68,273,737
Information Technology	59,602,454	—	—	59,602,454
Materials	27,957,207	—	—	27,957,207
Real Estate	32,728,100	—	—	32,728,100
Utilities	40,694,912	—	—	40,694,912
Short-Term Investments
Investment Company	500,000	—	—	500,000
Repurchase Agreements	—	2,914,566	—	2,914,566

Total Assets	$681,463,559	$2,914,566	$—	$684,378,125

Liabilities:
Futures	$(614,342)	$—	$—	$(614,342)

Total Liabilities	$(614,342)	$—	$—	$(614,342)

Total	$680,849,217	$2,914,566	$—	$683,763,783

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$197,957,770
Aggregate gross unrealized depreciation	(66,449,868)

Net unrealized appreciation	$131,507,902

Federal income tax cost of investments in securities and derivative instruments, if applicable	$552,255,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.5%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.#	806,560	$12,372,630
Frontier Communications Parent, Inc.*	26,753	626,823
Lumen Technologies, Inc.	112,224	816,991
Verizon Communications, Inc.	537,720	20,417,228

		34,233,672

Entertainment (1.2%)
Activision Blizzard, Inc.	94,677	7,038,288
AMC Entertainment Holdings, Inc., Class A(x)*	56,454	393,484
Electronic Arts, Inc.	28,404	3,286,627
Liberty Media Corp.-Liberty Formula One, Class A*	2,038	107,036
Liberty Media Corp.-Liberty Formula One, Class C*	19,465	1,138,702
Live Nation Entertainment, Inc.*	8,414	639,801
Madison Square Garden Sports Corp., Class A*	1,031	140,896
Netflix, Inc.*	26,283	6,188,070
Playtika Holding Corp.*	971	9,118
Roku, Inc.*	9,380	529,032
Take-Two Interactive Software, Inc.*	3,069	334,521
Walt Disney Co. (The)*	220,165	20,768,164
Warner Bros Discovery, Inc.*	68,564	788,486

		41,362,225

Interactive Media & Services (1.8%)
Alphabet, Inc., Class A*	85,520	8,179,988
Alphabet, Inc., Class C*	228,893	22,008,062
IAC, Inc.*	8,497	470,564
Match Group, Inc.*	1,960	93,590
Meta Platforms, Inc., Class A*	225,004	30,528,542
Pinterest, Inc., Class A*	50,196	1,169,567
TripAdvisor, Inc.*	10,251	226,342
Twitter, Inc.*	6,031	264,399

		62,941,054

Media (1.1%)
Altice USA, Inc., Class A*	22,852	133,227
Cable One, Inc.(x)	247	210,703
Charter Communications, Inc., Class A*	16,811	5,099,617
Comcast Corp., Class A	857,893	25,162,002
DISH Network Corp., Class A*	27,368	378,499
Fox Corp., Class A	32,892	1,009,127
Fox Corp., Class B	15,558	443,403
Interpublic Group of Cos., Inc. (The)	42,950	1,099,520
Liberty Broadband Corp., Class A*	1,070	79,822
Liberty Broadband Corp., Class C*	7,216	532,541
Liberty Media Corp.-Liberty SiriusXM, Class A(x)*	5,918	225,298
Liberty Media Corp.-Liberty SiriusXM, Class C*	12,205	460,251
New York Times Co. (The), Class A	17,961	516,379
News Corp., Class A	42,158	637,007
News Corp., Class B	13,193	203,436
Nexstar Media Group, Inc., Class A	3,702	617,679
Omnicom Group, Inc.	22,228	1,402,365
Paramount Global, Class A(x)	1,002	21,583
Paramount Global, Class B(x)	63,003	1,199,577
Sirius XM Holdings, Inc.(x)	76,657	437,711

		39,869,747

Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.*	96,157	12,901,385

Total Communication Services		191,308,083

Consumer Discretionary (5.4%)
Auto Components (0.3%)
Aptiv plc*	22,125	1,730,396
BorgWarner, Inc.	25,784	809,617
Cie Generale des Etablissements Michelin SCA (ADR)	513,763	5,710,476
Gentex Corp.	25,664	611,830
Goodyear Tire & Rubber Co. (The)*	26,317	265,538
Lear Corp.	6,500	777,985
QuantumScape Corp.(x)*	27,621	232,293

		10,138,135

Automobiles (0.6%)
Ford Motor Co.	637,799	7,143,349
General Motors Co.	159,014	5,102,759
Harley-Davidson, Inc.	14,694	512,527
Lucid Group, Inc.(x)*	3,542	49,482
Rivian Automotive, Inc., Class A(x)*	56,771	1,868,334
Tesla, Inc.*	20,429	5,418,792
Thor Industries, Inc.	5,780	404,484

		20,499,727

Distributors (0.1%)
Genuine Parts Co.	13,940	2,081,521
LKQ Corp.	28,046	1,322,369

		3,403,890

Diversified Consumer Services (0.1%)
ADT, Inc.	22,828	170,982
Bright Horizons Family Solutions, Inc.*	4,510	260,001
Grand Canyon Education, Inc.*	3,435	282,529
H&R Block, Inc.	3,030	128,896
Mister Car Wash, Inc.(x)*	2,386	20,472
Service Corp. International	16,862	973,612
Terminix Global Holdings, Inc.*	13,648	522,582

		2,359,074

Hotels, Restaurants & Leisure (1.3%)
Aramark	25,322	790,046
Booking Holdings, Inc.*	1,078	1,771,380
Boyd Gaming Corp.	8,536	406,740
Caesars Entertainment, Inc.*	7,037	227,014
Carnival Corp.*	104,572	735,141
Darden Restaurants, Inc.	3,611	456,142
Domino’s Pizza, Inc.	1,056	327,571
Expedia Group, Inc.*	7,888	739,027
Hilton Worldwide Holdings, Inc.	8,177	986,310
Hyatt Hotels Corp., Class A*	39,726	3,216,217
Las Vegas Sands Corp.*	22,658	850,128
Marriott International, Inc., Class A	27,670	3,877,674
Marriott Vacations Worldwide Corp.	4,187	510,228
McDonald’s Corp.	61,181	14,116,904
MGM Resorts International	35,869	1,066,027
Norwegian Cruise Line Holdings Ltd.*	42,303	480,562
Penn Entertainment, Inc.*	17,248	474,492
Planet Fitness, Inc., Class A*	2,424	139,768
Restaurant Brands International, Inc.	17,594	935,649
Royal Caribbean Cruises Ltd.*	24,063	911,988
Six Flags Entertainment Corp.*	4,059	71,844
Starbucks Corp.	80,258	6,762,539
Travel + Leisure Co.	2,524	86,119
Vail Resorts, Inc.	237	51,107
Wyndham Hotels & Resorts, Inc.	2,966	181,964
Wynn Resorts Ltd.*	9,950	627,148
Yum! Brands, Inc.	27,687	2,944,236

		43,743,965

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Household Durables (0.8%)
DR Horton, Inc.	16,577	$1,116,461
Garmin Ltd.	16,842	1,352,581
Leggett & Platt, Inc.	14,533	482,786
Lennar Corp., Class A	150,988	11,256,156
Lennar Corp., Class B	1,616	96,168
Mohawk Industries, Inc.*	5,745	523,887
Newell Brands, Inc.	41,236	572,768
NVR, Inc.*	92	366,811
PulteGroup, Inc.	112,158	4,205,925
Sony Group Corp. (ADR)	113,466	7,267,497
Tempur Sealy International, Inc.	18,355	443,090
Toll Brothers, Inc.	5,671	238,182
TopBuild Corp.*	550	90,629
Whirlpool Corp.	10,073	1,357,941

		29,370,882

Internet & Direct Marketing Retail (0.4%)
Amazon.com, Inc.*	76,587	8,654,331
DoorDash, Inc., Class A*	3,139	155,224
eBay, Inc.	135,485	4,987,203
Wayfair, Inc., Class A(x)*	3,108	101,165

		13,897,923

Leisure Products (0.1%)
Brunswick Corp.	6,685	437,533
Hasbro, Inc.	14,351	967,544
Mattel, Inc.*	19,890	376,717
Peloton Interactive, Inc., Class A(x)*	32,991	228,628
Polaris, Inc.	1,598	152,849

		2,163,271

Multiline Retail (0.3%)
Dollar Tree, Inc.*	16,020	2,180,322
Kohl’s Corp.	13,977	351,521
Macy’s, Inc.	29,436	461,262
Nordstrom, Inc.(x)	1,771	29,629
Ollie’s Bargain Outlet Holdings, Inc.*	6,468	333,749
Target Corp.	52,833	7,839,889

		11,196,372

Specialty Retail (1.2%)
Advance Auto Parts, Inc.	6,144	960,553
AutoNation, Inc.*	19,466	1,983,001
AutoZone, Inc.*	2,524	5,406,231
Bath & Body Works, Inc.	47,362	1,544,001
Best Buy Co., Inc.	15,086	955,547
Burlington Stores, Inc.*	453	50,686
CarMax, Inc.*	15,490	1,022,650
Dick’s Sporting Goods, Inc.(x)	5,943	621,876
GameStop Corp., Class A(x)*	30,152	757,720
Gap, Inc. (The)	21,603	177,361
Home Depot, Inc. (The)	47,460	13,096,112
Leslie’s, Inc.(x)*	1,903	27,993
Lithia Motors, Inc., Class A	2,962	635,497
Lowe’s Cos., Inc.	46,896	8,807,538
O’Reilly Automotive, Inc.*	6,612	4,650,550
Penske Automotive Group, Inc.	2,932	288,597
Petco Health & Wellness Co., Inc.(x)*	8,789	98,085
RH*	1,352	332,687
Ross Stores, Inc.	21,726	1,830,850
Victoria’s Secret & Co.*	2,574	74,955
Williams-Sonoma, Inc.	1,559	183,728

		43,506,218

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	14,700	565,068
Carter’s, Inc.	4,163	272,801
Columbia Sportswear Co.	3,933	264,691
Deckers Outdoor Corp.*	337	105,350
Hanesbrands, Inc.	38,068	264,953
PVH Corp.	7,336	328,653
Ralph Lauren Corp.	4,623	392,631
Skechers USA, Inc., Class A*	12,406	393,518
Tapestry, Inc.	125,334	3,563,246
Under Armour, Inc., Class A*	20,581	136,864
Under Armour, Inc., Class C*	21,836	130,142
VF Corp.	38,190	1,142,263

		7,560,180

Total Consumer Discretionary		187,839,637

Consumer Staples (5.9%)
Beverages (1.6%)
Boston Beer Co., Inc. (The), Class A*	53	17,153
Brown-Forman Corp., Class A	2,046	138,228
Brown-Forman Corp., Class B	8,260	549,868
Coca-Cola Co. (The)	345,282	19,342,698
Constellation Brands, Inc., Class A	48,889	11,228,825
Diageo plc	126,139	5,287,211
Keurig Dr Pepper, Inc.(x)	93,714	3,356,835
Molson Coors Beverage Co., Class B	48,010	2,304,000
Monster Beverage Corp.*	3,047	264,967
PepsiCo, Inc.	69,110	11,282,899

		53,772,684

Food & Staples Retailing (1.2%)
Albertsons Cos., Inc., Class A	18,383	457,001
BJ’s Wholesale Club Holdings, Inc.*	5,400	393,174
Casey’s General Stores, Inc.	4,049	820,004
Grocery Outlet Holding Corp.*	8,922	297,013
Kroger Co. (The)	121,929	5,334,394
Performance Food Group Co.*	11,478	492,980
US Foods Holding Corp.*	22,043	582,817
Walgreens Boots Alliance, Inc.	112,620	3,536,268
Walmart, Inc.#	226,923	29,431,913

		41,345,564

Food Products (1.4%)
Archer-Daniels-Midland Co.	77,267	6,216,130
Bunge Ltd.	15,306	1,263,816
Campbell Soup Co.	21,176	997,813
Conagra Brands, Inc.	51,427	1,678,063
Darling Ingredients, Inc.*	16,271	1,076,327
Flowers Foods, Inc.	20,472	505,454
Freshpet, Inc.*	2,189	109,647
General Mills, Inc.	65,131	4,989,686
Hershey Co. (The)	2,121	467,617
Hormel Foods Corp.	31,321	1,423,226
Ingredion, Inc.	7,159	576,443
J M Smucker Co. (The)	11,261	1,547,374
Kellogg Co.	12,464	868,242
Kraft Heinz Co. (The)	76,371	2,546,973
McCormick & Co., Inc. (Non- Voting)	27,388	1,951,943
Mondelez International, Inc., Class A	151,100	8,284,813
Nestle SA (Registered)	48,344	5,234,670
Pilgrim’s Pride Corp.*	2,475	56,975
Post Holdings, Inc.*	5,974	489,330
Seaboard Corp.	28	95,274
Tyson Foods, Inc., Class A	115,400	7,608,322

		47,988,138

Household Products (1.1%)
Church & Dwight Co., Inc.	14,511	1,036,666
Clorox Co. (The)	2,302	295,554
Colgate-Palmolive Co.	34,854	2,448,493
Kimberly-Clark Corp.	40,404	4,547,066
Procter & Gamble Co. (The)	229,131	28,927,789
Reckitt Benckiser Group plc	29,481	1,948,441

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Reynolds Consumer Products, Inc.(x)	5,931	$154,265
Spectrum Brands Holdings, Inc.	4,352	169,859

		39,528,133

Personal Products (0.0%)†
Coty, Inc., Class A*	37,871	239,345

Tobacco (0.6%)
Altria Group, Inc.	198,072	7,998,147
Philip Morris International, Inc.	169,465	14,067,290

		22,065,437

Total Consumer Staples		204,939,301

Energy (5.4%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	274,510	5,753,730
Halliburton Co.	53,701	1,322,119
NOV, Inc.	42,753	691,743
Schlumberger NV	154,454	5,544,899

		13,312,491

Oil, Gas & Consumable Fuels (5.0%)
Antero Midstream Corp.	36,726	337,145
Antero Resources Corp.*	11,026	336,624
APA Corp.	35,544	1,215,249
Cameco Corp.	44,364	1,176,090
Cheniere Energy, Inc.	11,559	1,917,754
Chesapeake Energy Corp.	13,229	1,246,304
Chevron Corp.	233,346	33,524,820
ConocoPhillips	212,236	21,720,232
Continental Resources, Inc.	972	64,939
Coterra Energy, Inc.	435,830	11,383,880
Devon Energy Corp.	36,734	2,208,815
Diamondback Energy, Inc.	8,111	977,051
DT Midstream, Inc.	10,585	549,256
EOG Resources, Inc.	78,236	8,741,308
EQT Corp.	40,259	1,640,554
Exxon Mobil Corp.	456,085	39,820,781
Hess Corp.	6,677	727,726
HF Sinclair Corp.	15,918	857,025
Kinder Morgan, Inc.	217,163	3,613,592
Marathon Oil Corp.	73,793	1,666,246
Marathon Petroleum Corp.	54,430	5,406,532
Occidental Petroleum Corp.	15,564	956,408
ONEOK, Inc.	43,081	2,207,471
Ovintiv, Inc.	8,039	369,794
PDC Energy, Inc.	4,795	277,103
Phillips 66	126,421	10,204,703
Pioneer Natural Resources Co.	38,034	8,235,502
Range Resources Corp.	9,515	240,349
Southwestern Energy Co.*	112,935	691,162
Valero Energy Corp.	77,725	8,304,916
Williams Cos., Inc. (The)	133,098	3,810,596

		174,429,927

Total Energy		187,742,418

Financials (15.9%)
Banks (5.6%)
Bank of America Corp.	987,299	29,816,430
Bank of Hawaii Corp.	4,319	328,762
Bank OZK	12,213	483,146
BOK Financial Corp.	3,210	285,241
Citigroup, Inc.	361,500	15,063,705
Citizens Financial Group, Inc.	53,344	1,832,900
Comerica, Inc.	14,269	1,014,526
Commerce Bancshares, Inc.	89,152	5,898,296
Cullen/Frost Bankers, Inc.	65,656	8,681,036
East West Bancorp, Inc.	15,447	1,037,112
Fifth Third Bancorp	74,440	2,379,102
First Citizens BancShares, Inc., Class A	2,071	1,651,478
First Hawaiian, Inc.	13,951	343,613
First Horizon Corp.	57,805	1,323,735
First Republic Bank	19,866	2,593,506
FNB Corp.	38,116	442,146
Huntington Bancshares, Inc.	156,792	2,066,519
JPMorgan Chase & Co.	432,526	45,198,967
KeyCorp	101,513	1,626,238
M&T Bank Corp.	19,110	3,369,475
Mitsubishi UFJ Financial Group, Inc. (ADR)(x)	801,852	3,608,334
PacWest Bancorp	12,693	286,862
Pinnacle Financial Partners, Inc.	8,186	663,885
PNC Financial Services Group, Inc. (The)	126,207	18,857,850
Popular, Inc.	8,028	578,498
Prosperity Bancshares, Inc.	9,563	637,661
Regions Financial Corp.	102,118	2,049,508
Signature Bank	6,423	969,873
SVB Financial Group*	2,322	779,681
Synovus Financial Corp.	15,725	589,845
Truist Financial Corp.	194,610	8,473,319
Umpqua Holdings Corp.	23,599	403,307
US Bancorp	146,739	5,916,516
Webster Financial Corp.	19,075	862,190
Wells Fargo & Co.	574,265	23,096,938
Western Alliance Bancorp	4,480	294,515
Wintrust Financial Corp.	6,544	533,663
Zions Bancorp NA	16,268	827,391

		194,865,769

Capital Markets (4.0%)
Affiliated Managers Group, Inc.	4,143	463,395
Ameriprise Financial, Inc.	48,657	12,259,131
Bank of New York Mellon Corp. (The)	110,454	4,254,688
BlackRock, Inc.	25,062	13,791,117
Blackstone, Inc., Class A	91,594	7,666,418
Carlyle Group, Inc. (The)	22,615	584,372
Cboe Global Markets, Inc.	11,566	1,357,501
Charles Schwab Corp. (The)	73,969	5,316,152
CME Group, Inc.	39,217	6,946,507
Coinbase Global, Inc., Class A(x)*	17,246	1,112,195
Evercore, Inc., Class A	3,982	327,519
Franklin Resources, Inc.	31,170	670,778
Goldman Sachs Group, Inc. (The)	56,736	16,626,485
Interactive Brokers Group, Inc., Class A	10,142	648,175
Intercontinental Exchange, Inc.	60,338	5,451,538
Invesco Ltd.	40,788	558,796
Janus Henderson Group plc	14,855	301,705
Jefferies Financial Group, Inc.	22,212	655,254
KKR & Co., Inc.	107,816	4,636,088
Lazard Ltd., Class A	9,761	310,693
LPL Financial Holdings, Inc.	7,236	1,580,921
Moody’s Corp.	10,786	2,622,184
Morgan Stanley	274,310	21,673,233
Morningstar, Inc.	255	54,142
MSCI, Inc.	2,128	897,569
Nasdaq, Inc.	159,151	9,020,679
Northern Trust Corp.	22,456	1,921,335
Raymond James Financial, Inc.	19,562	1,933,117
Robinhood Markets, Inc., Class A(x)*	61,389	620,029
S&P Global, Inc.	36,445	11,128,481
SEI Investments Co.	11,232	550,930
State Street Corp.	40,086	2,437,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Stifel Financial Corp.	11,284	$585,752
T. Rowe Price Group, Inc.	24,452	2,567,704
Tradeweb Markets, Inc., Class A	4,328	244,186
Virtu Financial, Inc., Class A	10,639	220,972

		141,997,371

Consumer Finance (1.0%)
Ally Financial, Inc.	33,674	937,147
American Express Co.	103,635	13,981,398
Capital One Financial Corp.	141,467	13,039,013
Credit Acceptance Corp.(x)*	660	289,080
Discover Financial Services	29,814	2,710,689
OneMain Holdings, Inc.	12,686	374,491
SLM Corp.	27,316	382,151
SoFi Technologies, Inc.(x)*	86,842	423,789
Synchrony Financial	105,046	2,961,247
Upstart Holdings, Inc.(x)*	6,231	129,542

		35,228,547

Diversified Financial Services (1.6%)
Apollo Global Management, Inc.	11,941	555,257
Berkshire Hathaway, Inc., Class B*	197,305	52,684,381
Equitable Holdings, Inc.‡	40,871	1,076,951
Voya Financial, Inc.(x)	10,631	643,175

		54,959,764

Insurance (3.6%)
Aflac, Inc.	68,474	3,848,239
Alleghany Corp.*	1,217	1,021,513
Allstate Corp. (The)	41,676	5,189,912
American Financial Group, Inc.	7,350	903,535
American International Group, Inc.	118,103	5,607,530
Aon plc, Class A	35,348	9,468,669
Arch Capital Group Ltd.*	42,814	1,949,750
Arthur J Gallagher & Co.	20,142	3,448,713
Assurant, Inc.	5,458	792,884
Assured Guaranty Ltd.	6,495	314,683
Axis Capital Holdings Ltd.	8,498	417,677
Brighthouse Financial, Inc.*	7,786	338,068
Brown & Brown, Inc.	23,862	1,443,174
Chubb Ltd.	88,891	16,167,495
Cincinnati Financial Corp.	97,202	8,706,383
CNA Financial Corp.	2,979	109,925
Erie Indemnity Co., Class A	712	158,285
Everest Re Group Ltd.	9,202	2,414,973
Fidelity National Financial, Inc.	56,375	2,040,775
First American Financial Corp.	11,019	507,976
Globe Life, Inc.	9,768	973,870
Hanover Insurance Group, Inc. (The)	3,866	495,389
Hartford Financial Services Group, Inc. (The)	35,239	2,182,704
Kemper Corp.	6,937	286,221
Lincoln National Corp.	14,697	645,345
Loews Corp.	21,779	1,085,465
Markel Corp.*	1,126	1,220,832
Marsh & McLennan Cos., Inc.	61,172	9,132,368
MetLife, Inc.	153,205	9,311,800
Old Republic International Corp.	30,886	646,444
Primerica, Inc.	4,065	501,824
Principal Financial Group, Inc.	26,947	1,944,226
Progressive Corp. (The)	105,430	12,252,020
Prudential Financial, Inc.	41,004	3,517,323
Reinsurance Group of America, Inc.	12,989	1,634,146
RenaissanceRe Holdings Ltd.	2,130	299,031
Travelers Cos., Inc. (The)	58,819	9,011,071
Unum Group	21,878	848,866
W R Berkley Corp.	22,490	1,452,404
White Mountains Insurance Group Ltd.	308	401,330
Willis Towers Watson plc	22,568	4,534,814

		127,227,652

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	57,050	480,361
Annaly Capital Management, Inc. (REIT)(x)	47,042	807,245
Rithm Capital Corp. (REIT)	46,596	341,083
Starwood Property Trust, Inc. (REIT)	31,903	581,272

		2,209,961

Thrifts & Mortgage Finance (0.0%)†
MGIC Investment Corp.	32,956	422,496
New York Community Bancorp, Inc.(x)	50,318	429,213
Rocket Cos., Inc., Class A(x)	5,464	34,532
TFS Financial Corp.	5,470	71,110
UWM Holdings Corp.(x)	931	2,728

		960,079

Total Financials		557,449,143

Health Care (13.9%)
Biotechnology (1.4%)
AbbVie, Inc.	33,538	4,501,135
Amgen, Inc.	59,658	13,446,913
Biogen, Inc.*	18,477	4,933,359
BioMarin Pharmaceutical, Inc.*	20,161	1,709,048
Exact Sciences Corp.*	15,639	508,111
Exelixis, Inc.*	4,624	72,504
Gilead Sciences, Inc.	173,665	10,713,394
Horizon Therapeutics plc*	1,717	106,265
Incyte Corp.*	2,691	179,328
Ionis Pharmaceuticals, Inc.*	1,249	55,243
Mirati Therapeutics, Inc.*	4,700	328,248
Moderna, Inc.*	37,518	4,436,504
Natera, Inc.*	669	29,316
Regeneron Pharmaceuticals, Inc.*	9,681	6,668,950
Ultragenyx Pharmaceutical, Inc.*	1,611	66,712
United Therapeutics Corp.*	4,872	1,020,099
Vertex Pharmaceuticals, Inc.*	1,566	453,420

		49,228,549

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	213,898	20,696,770
Alcon, Inc.	114,175	6,642,702
Align Technology, Inc.*	2,143	443,837
Baxter International, Inc.	46,426	2,500,504
Becton Dickinson and Co.	31,050	6,918,872
Boston Scientific Corp.*	259,600	10,054,308
Cooper Cos., Inc. (The)	5,308	1,400,781
Dentsply Sirona, Inc.	23,406	663,560
Enovis Corp.*	5,529	254,721
Envista Holdings Corp.*	17,777	583,263
Globus Medical, Inc., Class A*	7,783	463,633
Hologic, Inc.*	47,459	3,062,055
ICU Medical, Inc.*	1,793	270,026
Integra LifeSciences Holdings Corp.*	7,910	335,068
Intuitive Surgical, Inc.*	3,092	579,564
Masimo Corp.*	1,218	171,933
Medtronic plc	329,371	26,596,708
QuidelOrtho Corp.*	5,396	385,706
STERIS plc	10,903	1,812,951
Stryker Corp.	17,866	3,618,580
Tandem Diabetes Care, Inc.*	452	21,628
Teleflex, Inc.	5,126	1,032,684
Zimmer Biomet Holdings, Inc.	42,800	4,474,740

		92,984,594

Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc.*	9,727	760,457

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
agilon health, Inc.*	1,362	$31,898
Amedisys, Inc.*	3,492	337,991
Cardinal Health, Inc.	49,792	3,320,131
Centene Corp.*	94,598	7,360,670
Chemed Corp.	1,028	448,784
Cigna Corp.	72,417	20,093,545
CVS Health Corp.	153,593	14,648,164
DaVita, Inc.*	7,177	594,040
Elevance Health, Inc.	23,814	10,817,271
Encompass Health Corp.	10,696	483,780
Enhabit, Inc.*	5,348	75,086
HCA Healthcare, Inc.	26,026	4,783,319
Henry Schein, Inc.*	14,768	971,291
Humana, Inc.	4,064	1,971,812
Laboratory Corp. of America Holdings	9,872	2,021,884
McKesson Corp.	33,514	11,390,403
Molina Healthcare, Inc.*	1,402	462,436
Oak Street Health, Inc.*	12,724	311,993
Premier, Inc., Class A	12,859	436,434
Quest Diagnostics, Inc.	26,987	3,311,035
Signify Health, Inc., Class A*	7,325	213,524
Tenet Healthcare Corp.*	11,610	598,844
UnitedHealth Group, Inc.	25,126	12,689,635
Universal Health Services, Inc., Class B	6,942	612,146

		98,746,573

Health Care Technology (0.2%)
Certara, Inc.*	4,493	59,667
Change Healthcare, Inc.*	230,094	6,325,284
Definitive Healthcare Corp.(x)*	1,752	27,226
Doximity, Inc., Class A(x)*	6,344	191,716
Teladoc Health, Inc.*	15,857	401,975

		7,005,868

Life Sciences Tools & Services (2.0%)
10X Genomics, Inc., Class A*	1,045	29,762
Agilent Technologies, Inc.	3,342	406,220
Avantor, Inc.*	4,730	92,708
Azenta, Inc.	8,089	346,695
Bio-Rad Laboratories, Inc., Class A*	2,336	974,439
Charles River Laboratories International, Inc.*	369	72,619
Danaher Corp.	129,305	33,398,188
Illumina, Inc.*	17,177	3,277,200
PerkinElmer, Inc.	13,780	1,658,147
QIAGEN NV*	24,778	1,022,836
Repligen Corp.*	1,740	325,571
Syneos Health, Inc.*	9,233	435,336
Thermo Fisher Scientific, Inc.	57,324	29,074,160

		71,113,881

Pharmaceuticals (4.8%)
Bristol-Myers Squibb Co.	257,900	18,334,111
Catalent, Inc.*	12,698	918,827
Elanco Animal Health, Inc.*	48,639	603,610
Eli Lilly and Co.	17,140	5,542,219
Jazz Pharmaceuticals plc*	6,656	887,178
Johnson & Johnson	373,441	61,005,322
Merck & Co., Inc.	376,072	32,387,321
Organon & Co.	27,757	649,514
Perrigo Co. plc	14,669	523,096
Pfizer, Inc.#	881,571	38,577,547
Roche Holding AG	4,626	1,508,349
Roche Holding AG (ADR)	64,616	2,624,702
Royalty Pharma plc, Class A	40,099	1,611,178
Viatris, Inc.	132,379	1,127,869

		166,300,843

Total Health Care		485,380,308

Industrials (8.8%)
Aerospace & Defense (2.1%)
Axon Enterprise, Inc.*	1,667	192,955
Boeing Co. (The)*	41,290	4,999,393
BWX Technologies, Inc.	6,083	306,401
Curtiss-Wright Corp.	4,183	582,106
General Dynamics Corp.	96,893	20,557,788
HEICO Corp.	309	44,490
HEICO Corp., Class A	543	62,239
Hexcel Corp.	9,152	473,341
Howmet Aerospace, Inc.	36,940	1,142,554
Huntington Ingalls Industries, Inc.	3,354	742,911
L3Harris Technologies, Inc.	25,500	5,299,665
Lockheed Martin Corp.	2,836	1,095,518
Mercury Systems, Inc.*	6,212	252,207
Northrop Grumman Corp.	36,339	17,090,958
Raytheon Technologies Corp.	190,224	15,571,737
Spirit AeroSystems Holdings, Inc., Class A	27,864	610,779
Textron, Inc.	23,081	1,344,699
TransDigm Group, Inc.	3,440	1,805,381
Woodward, Inc.	6,429	515,992

		72,691,114

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	9,754	939,408
Expeditors International of Washington, Inc.	12,311	1,087,184
FedEx Corp.	26,249	3,897,189
GXO Logistics, Inc.*	10,280	360,417
United Parcel Service, Inc., Class B	8,682	1,402,490

		7,686,688

Airlines (0.2%)
Alaska Air Group, Inc.*	24,600	963,090
American Airlines Group, Inc.(x)*	70,553	849,458
Copa Holdings SA, Class A*	3,133	209,942
JetBlue Airways Corp.*	35,034	232,276
Southwest Airlines Co.*	99,162	3,058,156
United Airlines Holdings, Inc.*	35,633	1,159,142

		6,472,064

Building Products (0.7%)
A O Smith Corp.	10,503	510,236
Allegion plc	1,991	178,553
Armstrong World Industries, Inc.	2,121	168,047
AZEK Co., Inc. (The)*	12,150	201,933
Builders FirstSource, Inc.*	16,846	992,566
Carlisle Cos., Inc.	882	247,322
Carrier Global Corp.	92,633	3,294,030
Fortune Brands Home & Security, Inc.	9,236	495,881
Hayward Holdings, Inc.*	7,518	66,685
Johnson Controls International plc	169,864	8,360,706
Lennox International, Inc.	3,490	777,118
Masco Corp.	71,509	3,338,755
Owens Corning	10,584	832,008
Trane Technologies plc	35,982	5,210,553

		24,674,393

Commercial Services & Supplies (0.2%)
Cintas Corp.	634	246,112
Clean Harbors, Inc.*	5,568	612,369
Driven Brands Holdings, Inc.*	5,677	158,843
IAA, Inc.*	2,499	79,593
MSA Safety, Inc.	2,476	270,577
Republic Services, Inc.	21,092	2,869,356

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Rollins, Inc.	1,872	$64,921
Stericycle, Inc.*	10,011	421,563
Tetra Tech, Inc.	3,428	440,601
Waste Management, Inc.	2,859	458,040

		5,621,975

Construction & Engineering (0.1%)
AECOM	31,515	2,154,680
MasTec, Inc.*	6,496	412,496
MDU Resources Group, Inc.	22,063	603,423
Quanta Services, Inc.	7,058	899,119
Valmont Industries, Inc.	1,976	530,793
WillScot Mobile Mini Holdings Corp.*	10,636	428,950

		5,029,461

Electrical Equipment (0.8%)
Acuity Brands, Inc.	8,435	1,328,260
AMETEK, Inc.	25,176	2,855,210
Eaton Corp. plc	83,382	11,119,824
Emerson Electric Co.	60,359	4,419,486
Hubbell, Inc.	5,850	1,304,550
nVent Electric plc	18,044	570,371
Plug Power, Inc.(x)*	28,538	599,583
Regal Rexnord Corp.	28,780	4,039,561
Rockwell Automation, Inc.	4,129	888,189
Sensata Technologies Holding plc	35,430	1,320,830
Sunrun, Inc.*	22,431	618,871
Vertiv Holdings Co.	27,919	271,373

		29,336,108

Industrial Conglomerates (1.1%)
3M Co.	62,063	6,857,961
General Electric Co.	133,090	8,239,602
Honeywell International, Inc.	144,011	24,045,517

		39,143,080

Machinery (2.0%)
AGCO Corp.	5,885	565,960
Allison Transmission Holdings, Inc.	2,206	74,475
Caterpillar, Inc.	7,447	1,221,904
Crane Holdings Co.	5,138	449,781
Cummins, Inc.	15,400	3,134,054
Donaldson Co., Inc.	11,209	549,353
Dover Corp.	15,719	1,832,521
Esab Corp.	5,536	184,681
Flowserve Corp.	14,222	345,595
Fortive Corp.	39,195	2,285,069
Gates Industrial Corp. plc*	11,786	115,031
Graco, Inc.	5,756	345,072
IDEX Corp.	6,822	1,363,377
Illinois Tool Works, Inc.	33,237	6,004,264
Ingersoll Rand, Inc.	44,382	1,919,965
ITT, Inc.	9,118	595,770
Middleby Corp. (The)*	5,438	696,988
Nordson Corp.	4,847	1,028,873
Oshkosh Corp.	73,186	5,144,244
Otis Worldwide Corp.	57,044	3,639,407
PACCAR, Inc.	115,201	9,641,172
Parker-Hannifin Corp.	47,349	11,473,136
Pentair plc	17,973	730,243
Snap-on, Inc.	5,744	1,156,554
Stanley Black & Decker, Inc.	39,391	2,962,597
Timken Co. (The)	6,807	401,885
Westinghouse Air Brake Technologies Corp.#	19,776	1,608,778
Xylem, Inc.	105,086	9,180,313

		68,651,062

Marine (0.0%)†
Kirby Corp.*	6,520	396,220

Professional Services (0.4%)
CACI International, Inc., Class A*	2,531	660,743
Clarivate plc*	51,562	484,167
CoStar Group, Inc.*	36,795	2,562,772
Dun & Bradstreet Holdings, Inc.	27,462	340,254
Equifax, Inc.	31,261	5,359,073
FTI Consulting, Inc.*	2,135	353,791
Jacobs Solutions, Inc.	13,963	1,514,846
KBR, Inc.	5,329	230,319
Leidos Holdings, Inc.	14,880	1,301,554
ManpowerGroup, Inc.	5,617	363,364
Nielsen Holdings plc	39,127	1,084,600
Robert Half International, Inc.	1,387	106,106
Science Applications International Corp.	6,079	537,566
TransUnion	5,613	333,917

		15,233,072

Road & Rail (0.8%)
AMERCO	983	500,563
Avis Budget Group, Inc.*	3,248	482,198
Canadian National Railway Co.	18,209	1,966,390
CSX Corp.	224,501	5,980,707
Hertz Global Holdings, Inc.(x)*	22,250	362,230
JB Hunt Transport Services, Inc.	993	155,325
Knight-Swift Transportation Holdings, Inc.	17,041	833,816
Landstar System, Inc.	431	62,223
Lyft, Inc., Class A*	49,280	649,018
Norfolk Southern Corp.	25,626	5,372,491
Ryder System, Inc.	5,399	407,571
Schneider National, Inc., Class B	5,899	119,750
Uber Technologies, Inc.*	27,685	733,652
Union Pacific Corp.	41,699	8,123,799
XPO Logistics, Inc.*	10,331	459,936

		26,209,669

Trading Companies & Distributors (0.2%)
Air Lease Corp.	11,347	351,870
Core & Main, Inc., Class A*	5,122	116,474
MSC Industrial Direct Co., Inc., Class A	5,046	367,399
SiteOne Landscape Supply, Inc.*	1,905	198,387
United Rentals, Inc.*	4,128	1,115,055
Univar Solutions, Inc.*	17,952	408,229
Watsco, Inc.	1,695	436,395
WESCO International, Inc.*	2,292	273,619
WW Grainger, Inc.	4,726	2,311,912

		5,579,340

Total Industrials		306,724,246

Information Technology (9.5%)
Communications Equipment (0.7%)
Ciena Corp.*	16,264	657,553
Cisco Systems, Inc.	454,707	18,188,280
F5, Inc.*	6,504	941,324
Juniper Networks, Inc.	34,909	911,823
Lumentum Holdings, Inc.(x)*	7,530	516,332
Motorola Solutions, Inc.	17,992	4,029,668
Ubiquiti, Inc.(x)	464	136,212
Viasat, Inc.*	7,847	237,215

		25,618,407

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	15,742	1,054,084
Arrow Electronics, Inc.*	24,388	2,248,330
Avnet, Inc.	10,275	371,133
Cognex Corp.	1,309	54,258
Coherent Corp.*	11,732	408,860
Corning, Inc.	77,632	2,252,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
IPG Photonics Corp.*	3,670	$309,564
Jabil, Inc.	2,698	155,702
Keysight Technologies, Inc.*	1,449	228,015
Littelfuse, Inc.	2,640	524,542
National Instruments Corp.	12,427	468,995
TD SYNNEX Corp.	4,655	377,939
Teledyne Technologies, Inc.*	5,060	1,707,598
Trimble, Inc.*	27,279	1,480,431
Vontier Corp.	6,500	108,615
Zebra Technologies Corp., Class A*	3,326	871,445

		12,622,392

IT Services (1.8%)
Accenture plc, Class A	26,908	6,923,428
Affirm Holdings, Inc.(x)*	19,391	363,775
Akamai Technologies, Inc.*	17,107	1,374,034
Amdocs Ltd.	13,195	1,048,343
Automatic Data Processing, Inc.	3,745	847,082
Block, Inc., Class A*	57,728	3,174,463
Broadridge Financial Solutions, Inc.	1,173	169,287
Cognizant Technology Solutions Corp., Class A	56,870	3,266,613
Concentrix Corp.	4,715	526,335
DXC Technology Co.*	25,127	615,109
Euronet Worldwide, Inc.*	1,279	96,897
Fidelity National Information Services, Inc.	66,700	5,040,519
Fiserv, Inc.*	58,517	5,475,436
Genpact Ltd.	9,307	407,367
Global Payments, Inc.	30,056	3,247,551
GoDaddy, Inc., Class A*	14,735	1,044,417
International Business Machines Corp.	44,165	5,247,244
Kyndryl Holdings, Inc.*	22,102	182,783
Mastercard, Inc., Class A	10,541	2,997,228
Okta, Inc.*	14,077	800,559
PayPal Holdings, Inc.*	130,252	11,210,790
Snowflake, Inc., Class A*	2,145	364,564
SS&C Technologies Holdings, Inc.	24,377	1,164,002
Switch, Inc., Class A	6,524	219,794
Twilio, Inc., Class A*	11,655	805,827
VeriSign, Inc.*	9,161	1,591,266
Visa, Inc., Class A	22,843	4,058,059
Western Union Co. (The)	117,363	1,584,400
WEX, Inc.*	1,329	168,703
Wix.com Ltd.*	1,301	101,777

		64,117,652

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Micro Devices, Inc.*	37,447	2,372,642
Analog Devices, Inc.	63,589	8,860,491
Applied Materials, Inc.	27,794	2,277,162
Broadcom, Inc.	3,376	1,498,978
Cirrus Logic, Inc.*	6,080	418,304
First Solar, Inc.*	11,605	1,534,993
GLOBALFOUNDRIES, Inc.(x)*	5,250	253,837
Intel Corp.	509,802	13,137,597
KLA Corp.	22,685	6,865,162
Lam Research Corp.	5,320	1,947,120
Marvell Technology, Inc.	92,735	3,979,259
Microchip Technology, Inc.	157,853	9,633,769
Micron Technology, Inc.	108,861	5,453,936
MKS Instruments, Inc.	6,258	517,161
NVIDIA Corp.	23,404	2,841,012
NXP Semiconductors NV	52,584	7,756,666
ON Semiconductor Corp.*	17,824	1,110,970
Qorvo, Inc.*	11,243	892,807
QUALCOMM, Inc.	77,179	8,719,683
Skyworks Solutions, Inc.	17,569	1,498,109
Teradyne, Inc.	1,591	119,564
Texas Instruments, Inc.	88,530	13,702,673
Wolfspeed, Inc.*	12,622	1,304,610

		96,696,505

Software (2.9%)
Adobe, Inc.*	34,469	9,485,869
ANSYS, Inc.*	41,903	9,289,895
Autodesk, Inc.*	43,856	8,192,301
Bill.com Holdings, Inc.*	10,659	1,410,932
Black Knight, Inc.*	15,312	991,146
CCC Intelligent Solutions Holdings, Inc.(x)*	11,304	102,866
Ceridian HCM Holding, Inc.*	12,108	676,595
Coupa Software, Inc.*	3,648	214,502
Dolby Laboratories, Inc., Class A	6,665	434,225
DoubleVerify Holdings, Inc.*	898	24,560
Dropbox, Inc., Class A*	2,033	42,124
Guidewire Software, Inc.*	9,135	562,533
Informatica, Inc., Class A(x)*	3,285	65,930
Jamf Holding Corp.*	1,011	22,404
Manhattan Associates, Inc.*	2,626	349,337
Microsoft Corp.	155,746	36,273,243
nCino, Inc.(x)*	6,100	208,071
NCR Corp.*	13,162	250,210
NortonLifeLock, Inc.	166,234	3,347,953
Nutanix, Inc., Class A*	11,202	233,338
Oracle Corp.	159,606	9,747,138
Paycor HCM, Inc.*	5,157	152,441
Procore Technologies, Inc.(x)*	2,136	105,689
Roper Technologies, Inc.	11,541	4,150,605
Salesforce, Inc.*	82,727	11,899,452
SentinelOne, Inc., Class A*	5,997	153,283
Teradata Corp.*	5,119	158,996
Tyler Technologies, Inc.*	571	198,423
UiPath, Inc., Class A*	37,008	466,671
Unity Software, Inc.(x)*	7,440	237,038
VMware, Inc., Class A	11,710	1,246,647
Zoom Video Communications, Inc., Class A*	13,685	1,007,079

		101,701,496

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.	186,266	25,741,961
Dell Technologies, Inc., Class C	23,969	819,021
Hewlett Packard Enterprise Co.	141,905	1,700,022
HP, Inc.	110,130	2,744,440
Western Digital Corp.*	68,515	2,230,163

		33,235,607

Total Information Technology		333,992,059

Materials (3.7%)
Chemicals (2.6%)
Air Products and Chemicals, Inc.	24,210	5,634,393
Albemarle Corp.	6,202	1,640,057
Ashland, Inc.	5,532	525,374
Axalta Coating Systems Ltd.*	18,257	384,492
Celanese Corp.	11,830	1,068,722
Chemours Co. (The)	6,693	164,982
Corteva, Inc.	315,762	18,045,798
Dow, Inc.	78,542	3,450,350
DuPont de Nemours, Inc.	136,708	6,890,083
Eastman Chemical Co.	13,371	950,010
Ecolab, Inc.	50,795	7,335,814
Element Solutions, Inc.	24,955	406,018
FMC Corp.	9,054	957,008
Ginkgo Bioworks Holdings, Inc.(x)*	71,532	223,180
Huntsman Corp.	20,877	512,322

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
International Flavors & Fragrances, Inc.	42,857	$3,892,701
Linde plc	43,406	11,701,824
LyondellBasell Industries NV, Class A	77,175	5,809,734
Mosaic Co. (The)	33,041	1,596,872
NewMarket Corp.	646	194,336
Olin Corp.	14,605	626,262
PPG Industries, Inc.	56,501	6,254,096
RPM International, Inc.	105,374	8,778,708
Scotts Miracle-Gro Co. (The)	2,900	123,975
Sherwin-Williams Co. (The)	18,604	3,809,169
Westlake Corp.	3,604	313,116

		91,289,396

Construction Materials ( 0.4%)
Eagle Materials, Inc.	694	74,383
Martin Marietta Materials, Inc.	34,566	11,133,363
Vulcan Materials Co.	7,406	1,168,000

		12,375,746

Containers & Packaging (0.2%)
Amcor plc	163,873	1,758,357
AptarGroup, Inc.	7,152	679,655
Ardagh Metal Packaging SA(x)	10,962	53,056
Avery Dennison Corp.	3,425	557,248
Ball Corp.	20,282	980,026
Berry Global Group, Inc.*	7,071	329,014
Crown Holdings, Inc.	1,511	122,436
Graphic Packaging Holding Co.	7,650	151,011
International Paper Co.	39,493	1,251,928
Packaging Corp. of America	10,094	1,133,455
Silgan Holdings, Inc.	9,184	386,095
Sonoco Products Co.	10,628	602,926
Westrock Co.	27,685	855,190

		8,860,397

Metals & Mining (0.5%)
Alcoa Corp.	19,637	660,981
ATI, Inc.*	63,022	1,677,015
Cleveland-Cliffs, Inc.*	55,820	751,895
Freeport-McMoRan, Inc.	155,842	4,259,162
Newmont Corp.	86,850	3,650,306
Nucor Corp.	28,589	3,058,737
Reliance Steel & Aluminum Co.	6,553	1,142,909
Royal Gold, Inc.	6,693	627,937
Southern Copper Corp.	3,190	143,040
SSR Mining, Inc.	23,157	340,640
Steel Dynamics, Inc.	18,916	1,342,090
United States Steel Corp.	25,675	465,231

		18,119,943

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	7,223	369,745

Total Materials		131,015,227

Real Estate (3.1%)
Equity Real Estate Investment Trusts (REITs) (3.0%)
Alexandria Real Estate Equities, Inc. (REIT)	17,699	2,481,223
American Homes 4 Rent (REIT), Class A	33,132	1,087,061
American Tower Corp. (REIT)	11,823	2,538,398
Americold Realty Trust, Inc. (REIT)	50,389	1,239,569
Apartment Income REIT Corp. (REIT)	15,454	596,833
AvalonBay Communities, Inc. (REIT)	15,261	2,810,924
Boston Properties, Inc. (REIT)	17,120	1,283,486
Brixmor Property Group, Inc. (REIT)	32,580	601,753
Camden Property Trust (REIT)	10,373	1,239,055
Cousins Properties, Inc. (REIT)	16,496	385,182
Crown Castle, Inc. (REIT)	55,595	8,036,257
CubeSmart (REIT)	64,383	2,579,183
Digital Realty Trust, Inc. (REIT)	31,037	3,078,250
Douglas Emmett, Inc. (REIT)	18,461	331,006
Duke Realty Corp. (REIT)	43,083	2,076,601
EastGroup Properties, Inc. (REIT)	4,493	648,520
EPR Properties (REIT)	8,086	289,964
Equinix, Inc. (REIT)	2,444	1,390,245
Equity LifeStyle Properties, Inc. (REIT)	88,515	5,562,283
Equity Residential (REIT)	40,461	2,719,788
Essex Property Trust, Inc. (REIT)	7,100	1,719,833
Extra Space Storage, Inc. (REIT)	12,754	2,202,743
Federal Realty Investment Trust (REIT)	8,767	790,082
First Industrial Realty Trust, Inc. (REIT)	14,389	644,771
Gaming and Leisure Properties, Inc. (REIT)	26,671	1,179,925
Healthcare Realty Trust, Inc. (REIT)	41,416	863,524
Healthpeak Properties, Inc. (REIT)	58,910	1,350,217
Highwoods Properties, Inc. (REIT)	11,346	305,888
Host Hotels & Resorts, Inc. (REIT)	77,334	1,228,064
Hudson Pacific Properties, Inc. (REIT)	15,027	164,546
Invitation Homes, Inc. (REIT)	66,673	2,251,547
Iron Mountain, Inc. (REIT)	7,915	348,022
JBG SMITH Properties (REIT)	11,669	216,810
Kilroy Realty Corp. (REIT)	12,694	534,544
Kimco Realty Corp. (REIT)	65,980	1,214,692
Lamar Advertising Co. (REIT), Class A	1,133	93,461
Life Storage, Inc. (REIT)	9,189	1,017,774
Medical Properties Trust, Inc. (REIT)	64,873	769,394
Mid-America Apartment Communities, Inc. (REIT)	17,998	2,790,950
National Retail Properties, Inc. (REIT)	19,163	763,837
National Storage Affiliates Trust (REIT)	9,272	385,530
Omega Healthcare Investors, Inc. (REIT)	25,670	757,008
Park Hotels & Resorts, Inc. (REIT)	24,345	274,125
Prologis, Inc. (REIT)	91,839	9,330,842
Public Storage (REIT)	8,785	2,572,336
Rayonier, Inc. (REIT)	15,914	476,943
Realty Income Corp. (REIT)	67,530	3,930,246
Regency Centers Corp. (REIT)	18,718	1,007,964
Rexford Industrial Realty, Inc. (REIT)	18,703	972,556
SBA Communications Corp. (REIT)	8,996	2,560,711
Simon Property Group, Inc. (REIT)	18,356	1,647,451
SL Green Realty Corp. (REIT)(x)	6,991	280,759
Spirit Realty Capital, Inc. (REIT)	14,839	536,578
STORE Capital Corp. (REIT)	27,751	869,439
Sun Communities, Inc. (REIT)	19,208	2,599,419
UDR, Inc. (REIT)	35,369	1,475,241
Ventas, Inc. (REIT)	43,618	1,752,135
VICI Properties, Inc. (REIT)	176,590	5,271,211
Vornado Realty Trust (REIT)	19,272	446,339
Welltower, Inc. (REIT)	50,689	3,260,316
Weyerhaeuser Co. (REIT)	81,339	2,323,042
WP Carey, Inc. (REIT)	20,888	1,457,982

		105,614,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	17,924	$1,210,049
Howard Hughes Corp. (The)*	4,000	221,560
Jones Lang LaSalle, Inc.*	5,214	787,679
Opendoor Technologies, Inc.*	36,460	113,391
WeWork, Inc.(x)*	14,196	37,619
Zillow Group, Inc., Class A*	5,855	167,629
Zillow Group, Inc., Class C*	16,439	470,320

		3,008,247

Total Real Estate		108,622,625

Utilities (4.5%)
Electric Utilities (2.9%)
Alliant Energy Corp.	27,385	1,451,131
American Electric Power Co., Inc.	128,743	11,129,832
Avangrid, Inc.	7,741	322,800
Constellation Energy Corp.	35,681	2,968,302
Duke Energy Corp.	164,939	15,342,626
Edison International	41,082	2,324,420
Entergy Corp.	22,181	2,232,074
Evergy, Inc.	24,286	1,442,588
Eversource Energy	37,655	2,935,584
Exelon Corp.	108,545	4,066,096
FirstEnergy Corp.	59,333	2,195,321
Hawaiian Electric Industries, Inc.	11,882	411,830
IDACORP, Inc.	5,497	544,258
NextEra Energy, Inc.	214,712	16,835,568
NRG Energy, Inc.	52,034	1,991,341
OGE Energy Corp.	21,812	795,266
PG&E Corp.*	169,483	2,118,537
Pinnacle West Capital Corp.	12,331	795,473
PPL Corp.	80,524	2,041,283
Southern Co. (The)	218,005	14,824,340
Xcel Energy, Inc.	223,846	14,326,144

		101,094,814

Gas Utilities (0.3%)
Atmos Energy Corp.	97,768	9,957,671
National Fuel Gas Co.	8,798	541,517
UGI Corp.	22,868	739,322

		11,238,510

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	59,768	1,350,757
Brookfield Renewable Corp.	13,948	455,820
Vistra Corp.	18,992	398,832

		2,205,409

Multi-Utilities (1.1%)
Ameren Corp.	53,402	4,301,531
CenterPoint Energy, Inc.	68,844	1,940,024
CMS Energy Corp.	31,632	1,842,248
Consolidated Edison, Inc.	38,779	3,325,687
Dominion Energy, Inc.	174,330	12,047,946
DTE Energy Co.	21,079	2,425,139
NiSource, Inc.	44,359	1,117,403
Public Service Enterprise Group, Inc.	54,409	3,059,418
Sempra Energy	34,393	5,156,887
WEC Energy Group, Inc.	34,484	3,083,904

		38,300,187

Water Utilities (0.1%)
American Water Works Co., Inc.	19,880	2,587,581
Essential Utilities, Inc.	25,278	1,046,004

		3,633,585

Total Utilities		156,472,505

Total Common Stocks (81.6%) (Cost $2,181,885,836)		2,851,485,552

EXCHANGE TRADED FUNDS (ETF):
Equity (8.8%)
iShares Core S&P 500 ETF	794	284,768
iShares Morningstar Growth ETF(x)	56,300	2,717,038
iShares Morningstar U.S. Equity ETF	5,416	267,496
iShares Morningstar Value ETF(x)‡	1,145,310	64,675,656
iShares Russell 1000 ETF	1,631	321,845
iShares Russell 1000 Value ETF(x)	455,188	61,901,016
iShares S&P 500 Value ETF(x)	238,091	30,599,455
SPDR Portfolio S&P 500 Growth ETF(x)	56,300	2,820,630
SPDR Portfolio S&P 500 Value ETF(x)	946,500	32,644,785
Vanguard Growth ETF	15,890	3,399,666
Vanguard Large-Cap ETF	1,464	239,452
Vanguard Russell 1000 Growth ETF(x)	50,000	2,710,500
Vanguard Russell 1000 Value(x)	691,600	41,281,604
Vanguard Value ETF(x)	523,201	64,604,859

Total Exchange Traded Funds (8.8%) (Cost $264,950,342)		308,468,770

SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	10,000,000	10,000,000
JPMorgan Prime Money Market Fund, IM Shares	22,385,031	22,393,985

Total Investment Companies		32,393,985

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.6%)
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $15,003,725, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $15,300,004.(xx)	$15,000,000	15,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $55,948,448, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $57,053,297.(xx)	55,934,605	55,934,605
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $14,003,558, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $14,286,925.(xx)	14,000,000	14,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $3,502,178, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $3,836,175.(xx)	$3,500,000	$3,500,000
Societe Generale SA, 2.96%, dated 9/30/22, due 10/7/22, repurchase price $2,001,151, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 7/31/23-5/31/29; total market value $2,040,001.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		90,434,605

Total Short-Term Investments (3.5%) (Cost $122,813,200)		122,828,590

Total Investments in Securities (93.9%) (Cost $2,569,649,378)		3,282,782,912
Other Assets Less Liabilities (6.1%)		212,768,723

Net Assets (100%)		$3,495,551,635

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $30,537,462.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $99,658,999. This was collateralized by $2,260,568 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/6/22 – 5/15/52 and by cash of $100,527,247 of which $100,434,605 was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	40,871	1,470,271	95,783	(225,208)	33,874	(297,769)	1,076,951	24,086	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF(x)	1,145,310	84,863,976	2,685,576	(7,327,792)	14,145	(15,560,249)	64,675,656	1,283,111	—

Total		86,334,247	2,781,359	(7,553,000)	48,019	(15,858,018)	65,752,607	1,307,197	—

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	485	12/2022	USD	87,336,375	(7,261,430)
S&P Midcap 400 E-Mini Index	177	12/2022	USD	39,085,140	(2,428,823)

					(9,690,253)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$191,308,083	$—	$—	$191,308,083
Consumer Discretionary	187,839,637	—	—	187,839,637
Consumer Staples	192,468,979	12,470,322	—	204,939,301
Energy	187,742,418	—	—	187,742,418
Financials	557,449,143	—	—	557,449,143
Health Care	483,871,959	1,508,349	—	485,380,308
Industrials	306,724,246	—	—	306,724,246
Information Technology	333,992,059	—	—	333,992,059
Materials	131,015,227	—	—	131,015,227
Real Estate	108,622,625	—	—	108,622,625
Utilities	156,472,505	—	—	156,472,505
Exchange Traded Funds	308,468,770	—	—	308,468,770
Short-Term Investments
Investment Companies	32,393,985	—	—	32,393,985
Repurchase Agreements	—	90,434,605	—	90,434,605

Total Assets	$3,178,369,636	$104,413,276	$—	$3,282,782,912

Liabilities:
Futures	$(9,690,253)	$—	$—	$(9,690,253)

Total Liabilities	$(9,690,253)	$—	$—	$(9,690,253)

Total	$3,168,679,383	$104,413,276	$—	$3,273,092,659

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$849,601,914
Aggregate gross unrealized depreciation	(250,506,827)

Net unrealized appreciation	$599,095,087

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,673,997,572

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (12.7%)
Banco do Brasil SA	963,000	$6,864,099
BB Seguridade Participacoes SA	1,891,300	9,315,643
CCR SA	2,346,810	5,464,223
Engie Brasil Energia SA	417,800	2,987,301
Petroleo Brasileiro SA (ADR)	716,457	8,841,079
Vale SA (ADR)	318,918	4,247,988
Vibra Energia SA	801,700	2,568,127

		40,288,460

China (23.1%)
A-Living Smart City Services Co. Ltd., Class H(m)	2,720,750	2,138,285
Anhui Conch Cement Co. Ltd., Class H	1,369,374	4,316,030
China Construction Bank Corp., Class H	19,905,574	11,454,941
China Medical System Holdings Ltd.	2,195,000	2,620,099
China Merchants Bank Co. Ltd., Class H	726,781	3,362,550
China Shenhua Energy Co. Ltd., Class H	941,054	2,792,306
China Vanke Co. Ltd., Class H	2,568,089	4,668,727
ENN Natural Gas Co. Ltd., Class A	1,341,096	3,516,927
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,009,899	4,615,450
Hengan International Group Co. Ltd.	1,268,973	5,648,692
Huayu Automotive Systems Co. Ltd., Class A	1,088,000	2,532,733
Lenovo Group Ltd.	6,558,000	4,505,229
Ping An Insurance Group Co. of China Ltd., Class H	1,261,000	6,270,083
Sinopharm Group Co. Ltd., Class H	3,059,031	6,106,971
Tingyi Cayman Islands Holding Corp.	3,128,000	5,353,991
Weichai Power Co. Ltd., Class H	3,490,906	3,304,049

		73,207,063

Egypt (1.0%)
Commercial International Bank Egypt SAE (Registered) (GDR)(m)	3,038,986	3,312,606

Greece (1.1%)
OPAP SA	284,224	3,413,597

Hong Kong (1.0%)
ASMPT Ltd.	538,712	3,242,990

Hungary (1.9%)
MOL Hungarian Oil & Gas plc	370,721	2,064,998
OTP Bank Nyrt.	219,189	4,000,615

		6,065,613

India (7.2%)
Axis Bank Ltd.	399,884	3,566,497
Bajaj Auto Ltd.	67,761	2,927,697
Bharat Petroleum Corp. Ltd.	896,000	3,337,533
Indus Towers Ltd.	2,128,322	5,157,050
Petronet LNG Ltd.	1,484,425	3,626,109
UPL Ltd.	502,384	4,127,201

		22,742,087

Indonesia (5.6%)
Astra International Tbk. PT	8,433,196	3,638,246
Bank Mandiri Persero Tbk. PT	10,850,228	6,652,772
Telkom Indonesia Persero Tbk. PT (ADR)	158,108	4,561,416
United Tractors Tbk. PT	1,295,800	2,783,158

		17,635,592

Mexico (4.8%)
America Movil SAB de CV (ADR), Class L	205,062	3,377,371
Grupo Financiero Banorte SAB de CV, Class O	528,047	3,383,622
Grupo Mexico SAB de CV	878,754	2,967,941
Kimberly-Clark de Mexico SAB de CV, Class A(x)	2,624,073	3,486,690
Ternium SA (ADR)	72,904	1,996,841

		15,212,465

Portugal (2.2%)
Galp Energia SGPS SA, Class B	740,580	7,097,684

Russia (0.0%)
Mobile TeleSystems PJSC (ADR)(r)	580,455	—
Sberbank of Russia PJSC(r)*	1,680,737	—

		—

South Africa (7.6%)
Anglo American plc	85,527	2,583,632
Bidvest Group Ltd. (The)	259,349	2,814,383
Life Healthcare Group Holdings Ltd.	2,948,921	2,812,552
Nedbank Group Ltd.	576,217	6,316,533
Sanlam Ltd.	1,117,869	3,164,544
Standard Bank Group Ltd.(x)	444,389	3,505,896
Vodacom Group Ltd.	446,861	2,996,112

		24,193,652

South Korea (13.6%)
Coway Co. Ltd.	88,381	3,313,422
Hyundai Mobis Co. Ltd.	24,934	3,323,846
KB Financial Group, Inc.	173,877	5,266,850
Kia Corp.	58,047	2,896,969
KT Corp.	121,946	3,072,753
KT&G Corp.	47,948	2,901,038
Samsung Electronics Co. Ltd.	247,558	9,096,105
Shinhan Financial Group Co. Ltd.	203,997	4,745,182
SK Hynix, Inc.	146,114	8,383,751

		42,999,916

Taiwan (10.9%)
ASE Technology Holding Co. Ltd.	2,358,000	5,879,083
Globalwafers Co. Ltd.	172,000	1,957,428
Hon Hai Precision Industry Co. Ltd.	1,817,000	5,800,717
MediaTek, Inc.	136,000	2,366,964
Novatek Microelectronics Corp.	463,000	3,158,688
Quanta Computer, Inc.	2,355,000	5,676,804
Taiwan Semiconductor Manufacturing Co. Ltd.	453,429	5,960,000
Wiwynn Corp.	146,000	3,649,833

		34,449,517

Thailand (2.3%)
Kasikornbank PCL(x)	650,967	2,510,707
PTT Exploration & Production PCL	629,900	2,672,193
Siam Cement PCL (The)	248,742	2,148,332

		7,331,232

United Kingdom (1.6%)
Unilever plc	118,783	5,238,761

Total Common Stocks (96.6%) (Cost $391,576,004)		306,431,235

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
Dreyfus Treasury Obligations Cash Management Fund(xx)	100,000	100,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreement (1.3%)
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $4,124,853, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $4,207,350.(xx)	$4,123,833	$4,123,833

Total Short-Term Investments (1.3%) (Cost $4,223,832)		4,223,833

Total Investments in Securities (97.9%) (Cost $395,799,836)		310,655,068
Other Assets Less Liabilities (2.1%)		6,628,225

Net Assets (100%)		$317,283,293

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $5,450,891 or 1.7% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $4,031,247. This was collateralized by cash of $4,223,833 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Sector Weightings as of September 30, 2022	Market Value	% of Net Assets
Financials	$83,693,140	26.4%
Information Technology	59,677,592	18.8
Energy	33,215,060	10.5
Consumer Discretionary	29,230,087	9.2
Consumer Staples	22,629,172	7.1
Materials	22,387,965	7.1
Communication Services	19,164,702	6.0
Industrials	11,582,655	3.7
Health Care	11,539,622	3.6
Real Estate	6,807,012	2.1
Utilities	6,504,228	2.1
Repurchase Agreement	4,123,833	1.3
Investment Company	100,000	0.0 #
Cash and Other	6,628,225	2.1

		100.0%

#	Less than 0.05%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)(b)		Total
Assets:
Common Stocks
Brazil	$40,288,460	$—	$—		$40,288,460
China	—	73,207,063	—		73,207,063
Egypt	—	3,312,606	—		3,312,606
Greece	—	3,413,597	—		3,413,597
Hong Kong	—	3,242,990	—		3,242,990
Hungary	—	6,065,613	—		6,065,613
India	—	22,742,087	—		22,742,087
Indonesia	4,561,416	13,074,176	—		17,635,592
Mexico	15,212,465	—	—		15,212,465
Portugal	—	7,097,684	—		7,097,684
Russia	—	—	—	(c)	—	(c)
South Africa	—	24,193,652	—		24,193,652
South Korea	—	42,999,916	—		42,999,916
Taiwan	—	34,449,517	—		34,449,517
Thailand	—	7,331,232	—		7,331,232
United Kingdom	—	5,238,761	—		5,238,761
Short-Term Investments
Investment Company	100,000	—	—		100,000
Repurchase Agreement	—	4,123,833	—		4,123,833

Total Assets	$60,162,341	$250,492,727	$—		$310,655,068

Total Liabilities	$—	$—	$—		$—

Total	$60,162,341	$250,492,727	$—		$310,655,068

(a)	A security with a market value of $0 transferred from Level 1 to Level 3 at the end of the period due to unobservable market inputs.

(b)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to unobservable market inputs.

(c)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,886,158
Aggregate gross unrealized depreciation	(96,408,252)

Net unrealized depreciation	$(86,522,094)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$397,177,162

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.1%)
American Airlines Pass-Through Trust,
Series 2021-1 A
2.875%, 7/11/34	$15,810,000	$12,820,884
FedEx Corp. Pass-Through Trust,
Series 2020-1 AA
1.875%, 2/20/34	12,248,246	10,291,715

Total Asset-Backed Securities		23,112,599

Corporate Bonds (46.8%)
Communication Services (6.3%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.
3.500%, 6/1/41	15,543,000	11,222,103
4.300%, 12/15/42	12,705,000	9,975,719
4.550%, 3/9/49	7,826,000	6,286,879
3.650%, 6/1/51	7,010,000	4,761,292
Bell Canada (The)
4.300%, 7/29/49	1,313,000	1,050,975
Telefonica Emisiones SA
7.045%, 6/20/36	8,883,000	8,738,667
4.895%, 3/6/48	640,000	463,183
TELUS Corp.
4.300%, 6/15/49	6,946,000	5,571,474
Verizon Communications, Inc.
3.400%, 3/22/41	3,712,000	2,744,023
3.700%, 3/22/61	5,355,000	3,665,225

		54,479,540

Entertainment (0.2%)
Activision Blizzard, Inc.
2.500%, 9/15/50	2,147,000	1,299,950
NBCUniversal Media LLC
6.400%, 4/30/40	242,000	254,704
Walt Disney Co. (The)
6.150%, 3/1/37	429,000	444,691
4.625%, 3/23/40	1,522,000	1,372,891

		3,372,236

Media (2.1%)
Charter Communications Operating LLC
6.384%, 10/23/35	4,984,000	4,592,656
3.500%, 6/1/41	625,000	400,919
6.484%, 10/23/45	3,149,000	2,786,865
5.375%, 5/1/47	3,959,000	3,081,329
3.900%, 6/1/52	615,000	383,176
3.950%, 6/30/62	1,493,000	884,140
Comcast Corp.
4.250%, 1/15/33	175,000	158,342
3.250%, 11/1/39	6,253,000	4,591,787
3.750%, 4/1/40	210,000	164,741
4.049%, 11/1/52	225,000	170,792
2.937%, 11/1/56	40,000	23,833
4.950%, 10/15/58	5,291,000	4,543,792
2.650%, 8/15/62	5,108,000	2,817,487
2.987%, 11/1/63	289,000	169,609
Discovery Communications LLC
5.200%, 9/20/47	978,000	724,036
Fox Corp.
5.476%, 1/25/39	2,722,000	2,346,958
5.576%, 1/25/49	2,219,000	1,890,501
Interpublic Group of Cos., Inc. (The)
5.400%, 10/1/48	8,400,000	7,381,105
Paramount Global
6.875%, 4/30/36	4,187,000	3,918,288
5.900%, 10/15/40	1,328,000	1,118,034
4.375%, 3/15/43	678,000	455,600
Time Warner Cable LLC
5.875%, 11/15/40	4,068,000	3,376,562
4.500%, 9/15/42	1,041,000	723,058

		46,703,610

Wireless Telecommunication Services (1.5%)
America Movil SAB de CV
6.375%, 3/1/35	2,989,000	3,112,296
6.125%, 3/30/40	3,914,000	3,875,760
Rogers Communications, Inc.
5.450%, 10/1/43	1,064,000	940,877
5.000%, 3/15/44	3,712,000	3,052,085
T-Mobile USA, Inc.
4.500%, 4/15/50	8,235,000	6,543,201
3.600%, 11/15/60	1,969,000	1,271,766
Vodafone Group plc
6.250%, 11/30/32	258,000	257,552
6.150%, 2/27/37	10,509,000	9,959,076
4.250%, 9/17/50	2,709,000	1,952,542
5.125%, 6/19/59	1,140,000	928,480

		31,893,635

Total Communication Services		136,449,021

Consumer Discretionary (2.3%)
Auto Components (0.1%)
Aptiv plc
5.400%, 3/15/49	428,000	352,642
3.100%, 12/1/51	3,508,000	1,970,523

		2,323,165

Automobiles (0.3%)
General Motors Co.
6.600%, 4/1/36	3,313,000	3,102,687
5.150%, 4/1/38	1,991,000	1,601,655
5.200%, 4/1/45	1,110,000	849,549

		5,553,891

Hotels, Restaurants & Leisure (0.0%)†
McDonald’s Corp.
4.875%, 12/9/45	86,000	76,776
4.450%, 3/1/47	30,000	25,227
4.450%, 9/1/48	430,000	361,241
3.625%, 9/1/49	67,000	48,937
Starbucks Corp.
4.500%, 11/15/48	161,000	131,340

		643,521

Household Durables (0.1%)
M.D.C. Holdings, Inc.
6.000%, 1/15/43	2,605,000	1,979,800

Internet & Direct Marketing Retail (0.8%)
Alibaba Group Holding Ltd.
4.000%, 12/6/37	8,295,000	6,300,550
3.150%, 2/9/51	200,000	117,508
Amazon.com, Inc.
4.800%, 12/5/34	413,000	406,545
3.875%, 8/22/37	322,000	279,912
4.950%, 12/5/44	1,106,000	1,049,568
4.050%, 8/22/47	1,820,000	1,543,129
3.250%, 5/12/61	541,000	364,738

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
eBay, Inc.
4.000%, 7/15/42	$4,984,000	$3,736,685
3.650%, 5/10/51	6,826,000	4,568,908

		18,367,543

Multiline Retail (0.4%)
Dollar Tree, Inc.
3.375%, 12/1/51	5,866,000	3,815,944
Target Corp.
7.000%, 1/15/38	2,991,000	3,405,232
3.625%, 4/15/46	1,628,000	1,241,999

		8,463,175

Specialty Retail (0.4%)
Home Depot, Inc. (The)
5.875%, 12/16/36	372,000	387,971
5.950%, 4/1/41	199,000	206,717
4.250%, 4/1/46	1,522,000	1,272,780
Lowe’s Cos., Inc.
4.050%, 5/3/47	124,000	92,860
3.000%, 10/15/50	394,000	242,089
TJX Cos., Inc. (The)
4.500%, 4/15/50	8,008,000	7,043,412

		9,245,829

Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc.
3.250%, 3/27/40	2,736,000	2,116,285
3.875%, 11/1/45(x)	1,462,000	1,183,918

		3,300,203

Total Consumer Discretionary		49,877,127

Consumer Staples (3.9%)
Beverages (1.9%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36	367,000	329,498
4.900%, 2/1/46	9,962,000	8,680,773
Anheuser-Busch InBev Worldwide, Inc.
8.000%, 11/15/39	132,000	155,053
4.350%, 6/1/40	13,250,000	11,189,049
5.550%, 1/23/49	4,035,000	3,811,245
5.800%, 1/23/59	819,000	786,641
Coca-Cola Co. (The)
2.875%, 5/5/41	755,000	555,147
4.200%, 3/25/50	3,053,000	2,706,906
2.750%, 6/1/60(x)	1,068,000	666,011
Diageo Capital plc
5.875%, 9/30/36	727,000	748,201
3.875%, 4/29/43	922,000	743,191
Fomento Economico Mexicano SAB de CV
3.500%, 1/16/50	1,774,000	1,219,625
Molson Coors Beverage Co.
5.000%, 5/1/42	10,206,000	8,679,009
PepsiCo, Inc.
3.450%, 10/6/46	719,000	568,485

		40,838,834

Food & Staples Retailing (0.2%)
Kroger Co. (The)
5.150%, 8/1/43	141,000	126,152
Sysco Corp.
6.600%, 4/1/40	1,713,000	1,800,027
Walgreens Boots Alliance, Inc.
4.100%, 4/15/50	2,896,000	2,070,923
Walmart, Inc.
5.250%, 9/1/35	469,000	474,596
4.050%, 6/29/48	609,000	529,693

		5,001,391

Food Products (0.8%)
Archer-Daniels-Midland Co.
4.535%, 3/26/42	3,129,000	2,820,994
4.500%, 3/15/49	1,957,000	1,776,939
Conagra Brands, Inc.
5.400%, 11/1/48	10,853,000	9,472,346
General Mills, Inc.
5.400%, 6/15/40	147,000	141,557
4.700%, 4/17/48	390,000	339,274
Mead Johnson Nutrition Co.
4.600%, 6/1/44	755,000	674,383
Tyson Foods, Inc.
4.550%, 6/2/47	3,434,000	2,854,734

		18,080,227

Household Products (0.5%)
Colgate-Palmolive Co.
4.000%, 8/15/45	3,777,000	3,195,034
3.700%, 8/1/47	4,854,000	3,992,095
Kimberly-Clark Corp.
6.625%, 8/1/37	2,025,000	2,253,258
Procter & Gamble Co. (The)
3.600%, 3/25/50	2,515,000	2,094,009

		11,534,396

Tobacco (0.5%)
Altria Group, Inc.
2.450%, 2/4/32	147,000	103,892
3.875%, 9/16/46	849,000	537,961
5.950%, 2/14/49	3,077,000	2,547,221
Philip Morris International, Inc.
6.375%, 5/16/38	6,759,000	6,419,262
4.250%, 11/10/44	623,000	434,680

		10,043,016

Total Consumer Staples		85,497,864

Energy (3.4%)
Energy Equipment & Services (0.0%)†
Baker Hughes Holdings LLC
4.080%, 12/15/47	1,216,000	906,878
NOV, Inc.
3.950%, 12/1/42	357,000	238,400

		1,145,278

Oil, Gas & Consumable Fuels (3.4%)
BP Capital Markets America, Inc.
2.939%, 6/4/51	2,365,000	1,498,609
Cenovus Energy, Inc.
6.800%, 9/15/37	9,509,000	9,453,916
5.400%, 6/15/47	477,000	409,205
Chevron Corp.
3.078%, 5/11/50	2,891,000	2,053,724
ConocoPhillips
5.900%, 10/15/32	314,000	326,474
ConocoPhillips Co.
4.025%, 3/15/62§	1,298,000	994,182
Devon Energy Corp.
5.600%, 7/15/41	44,000	39,581

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Diamondback Energy, Inc.
4.400%, 3/24/51	$2,455,000	$1,851,637
Enbridge, Inc.
4.500%, 6/10/44	7,465,000	5,958,399
Energy Transfer LP
5.000%, 5/15/44(e)	69,000	53,705
6.125%, 12/15/45	37,000	32,485
5.300%, 4/15/47	538,000	430,901
5.400%, 10/1/47	352,000	284,898
Enterprise Products Operating LLC
6.125%, 10/15/39	6,522,000	6,413,666
3.300%, 2/15/53	4,553,000	2,977,462
EOG Resources, Inc.
4.950%, 4/15/50	2,348,000	2,178,412
Exxon Mobil Corp.
4.227%, 3/19/40	2,176,000	1,890,841
4.327%, 3/19/50	4,865,000	4,163,019
Kinder Morgan, Inc.
3.250%, 8/1/50	957,000	590,796
Marathon Oil Corp.
6.600%, 10/1/37	1,319,000	1,274,988
5.200%, 6/1/45	890,000	738,576
Marathon Petroleum Corp.
6.500%, 3/1/41	268,000	265,007
4.750%, 9/15/44	1,055,000	840,921
5.000%, 9/15/54	2,494,000	1,995,744
MPLX LP
4.500%, 4/15/38	2,448,000	1,964,395
5.200%, 3/1/47	1,639,000	1,381,650
5.500%, 2/15/49	880,000	753,560
ONEOK Partners LP
6.125%, 2/1/41	86,000	76,462
ONEOK, Inc.
7.150%, 1/15/51	2,557,000	2,461,641
Phillips 66
4.650%, 11/15/34	258,000	230,308
5.875%, 5/1/42	1,742,000	1,694,560
Plains All American Pipeline LP
4.900%, 2/15/45	8,238,000	6,041,425
Targa Resources Corp.
4.200%, 2/1/33	4,823,000	4,025,970
TransCanada PipeLines Ltd.
5.000%, 10/16/43	567,000	490,316
5.100%, 3/15/49	1,021,000	906,045
Valero Energy Corp.
6.625%, 6/15/37	1,214,000	1,202,953
Williams Cos., Inc. (The)
8.750%, 3/15/32(e)	285,000	331,875
6.300%, 4/15/40	3,874,000	3,791,546
5.100%, 9/15/45	1,435,000	1,224,287

		73,294,141

Total Energy		74,439,419

Financials (6.5%)
Banks (3.8%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.81%),
4.244%, 4/24/38(k)	1,495,000	1,223,198
5.875%, 2/7/42	12,210,000	11,825,335
(ICE LIBOR USD 3 Month + 1.99%),
4.443%, 1/20/48(k)	3,129,000	2,544,412
(ICE LIBOR USD 3 Month + 1.52%),
4.330%, 3/15/50(k)	152,000	119,822
(SOFR + 1.56%), 2.972%, 7/21/52(k)	7,068,000	4,361,485
Citigroup, Inc.
6.125%, 8/25/36	2,750,000	2,665,637
(SOFR + 4.55%), 5.316%, 3/26/41(k)	6,496,000	5,897,285
5.875%, 1/30/42	980,000	937,416
(ICE LIBOR USD 3 Month + 1.84%),
4.281%, 4/24/48(k)	418,000	326,275
Cooperatieve Rabobank UA
5.250%, 5/24/41	396,000	398,614
5.250%, 8/4/45	6,825,000	5,755,877
Fifth Third Bancorp
8.250%, 3/1/38	5,188,000	6,138,844
HSBC Bank USA NA
7.000%, 1/15/39	7,457,000	8,018,332
HSBC Holdings plc
6.800%, 6/1/38	267,000	257,881
6.100%, 1/14/42	3,557,000	3,435,526
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.36%),
3.882%, 7/24/38(k)	159,000	125,535
5.400%, 1/6/42	163,000	149,900
(SOFR + 1.46%), 3.157%, 4/22/42(k)	70,000	47,939
5.625%, 8/16/43	7,704,000	7,054,099
Kreditanstalt fuer Wiederaufbau
(Zero Coupon), 4/18/36	48,000	27,336
(Zero Coupon), 6/29/37	135,000	74,211
Mitsubishi UFJ Financial Group, Inc.
4.153%, 3/7/39(x)	7,707,000	6,373,852
Sumitomo Mitsui Financial Group, Inc.
2.930%, 9/17/41	212,000	140,269
US Bancorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36(k)	11,361,000	8,565,540
Wells Fargo & Co.
(SOFR + 2.53%), 3.068%, 4/30/41(k)	4,004,000	2,767,148
5.606%, 1/15/44	151,000	135,779
3.900%, 5/1/45	408,000	302,576
(SOFR + 4.50%), 5.013%, 4/4/51(k)	3,823,000	3,322,478

		82,992,601

Capital Markets (0.8%)
Brookfield Finance I UK plc
2.340%, 1/30/32	333,000	249,468
Brookfield Finance, Inc.
3.500%, 3/30/51	1,221,000	764,047
Credit Suisse Group AG
4.875%, 5/15/45	919,000	656,486
Goldman Sachs Group, Inc. (The)
6.750%, 10/1/37	130,000	129,370

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.47%), 2.908%, 7/21/42(k)	$178,000	$115,214
4.800%, 7/8/44	887,000	730,487
Intercontinental Exchange, Inc.
4.250%, 9/21/48	5,452,000	4,431,649
Moody’s Corp.
5.250%, 7/15/44	55,000	50,802
4.875%, 12/17/48	6,262,000	5,501,307
Morgan Stanley
(SOFR + 4.84%), 5.597%, 3/24/51(k)	3,845,000	3,682,400
(SOFR + 1.43%),
2.802%, 1/25/52(k)	111,000	67,056
Raymond James Financial, Inc.
4.950%, 7/15/46	1,631,000	1,441,712

		17,819,998

Consumer Finance (0.1%)
AerCap Ireland Capital DAC
3.850%, 10/29/41	3,271,000	2,170,683

Diversified Financial Services (0.3%)
National Rural Utilities Cooperative Finance Corp.
8.000%, 3/1/32	13,000	15,307
4.300%, 3/15/49(x)	5,268,000	4,381,420
Shell International Finance BV
4.125%, 5/11/35	222,000	193,728
4.000%, 5/10/46	820,000	653,833

		5,244,288

Insurance (1.5%)
Alleghany Corp.
3.250%, 8/15/51	850,000	564,799
Allstate Corp. (The)
4.200%, 12/15/46	1,154,000	959,941
3.850%, 8/10/49	2,664,000	2,069,494
American International Group, Inc.
4.800%, 7/10/45	2,020,000	1,744,573
Aon Corp.
2.900%, 8/23/51	930,000	604,814
Aon Global Ltd.
4.750%, 5/15/45	846,000	714,607
Brighthouse Financial, Inc.
4.700%, 6/22/47(x)	1,708,000	1,221,058
Chubb Corp. (The)
6.000%, 5/11/37	6,118,000	6,327,350
Chubb INA Holdings, Inc.
4.350%, 11/3/45	6,282,000	5,336,416
Fidelity National Financial, Inc.
3.200%, 9/17/51	4,340,000	2,478,548
Hartford Financial Services Group, Inc. (The)
2.900%, 9/15/51	166,000	102,815
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	11,000	11,142
4.900%, 3/15/49	23,000	20,559
MetLife, Inc.
5.700%, 6/15/35	126,000	127,213
6.400%, 12/15/36	170,000	164,050
10.750%, 8/1/39	175,000	229,469
4.875%, 11/13/43	686,000	615,048
Progressive Corp. (The)
4.125%, 4/15/47	832,000	687,717
3.950%, 3/26/50	691,000	551,711
Prudential Financial, Inc.
4.600%, 5/15/44	1,333,000	1,148,313
3.935%, 12/7/49	6,605,000	5,074,159
Travelers Cos., Inc. (The)
6.250%, 6/15/37	94,000	102,005
3.750%, 5/15/46	871,000	685,350
4.000%, 5/30/47	174,000	142,029
2.550%, 4/27/50	172,000	106,724

		31,789,904

Total Financials		140,017,474

Health Care (7.2%)
Biotechnology (1.5%)
AbbVie, Inc.
4.500%, 5/14/35	433,000	386,732
4.050%, 11/21/39	6,970,000	5,673,126
4.400%, 11/6/42	31,000	25,846
4.450%, 5/14/46	297,000	241,187
4.875%, 11/14/48	4,529,000	3,995,061
Amgen, Inc.
2.000%, 1/15/32(x)	145,000	110,526
2.800%, 8/15/41	8,878,000	6,032,831
5.150%, 11/15/41	1,089,000	993,145
4.563%, 6/15/48	589,000	485,435
2.770%, 9/1/53	11,390,000	6,655,072
Baxalta, Inc.
5.250%, 6/23/45	2,075,000	1,903,567
Biogen, Inc.
5.200%, 9/15/45	2,833,000	2,534,630
3.150%, 5/1/50	1,279,000	832,384
Gilead Sciences, Inc.
5.650%, 12/1/41	1,510,000	1,461,002
4.150%, 3/1/47	804,000	638,102

		31,968,646

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
4.750%, 11/30/36	2,206,000	2,152,134
6.150%, 11/30/37	470,000	520,987
4.750%, 4/15/43	150,000	140,552
Baxter International, Inc.
3.132%, 12/1/51	1,402,000	898,744
Becton Dickinson and Co.
4.669%, 6/6/47	145,000	125,145
Boston Scientific Corp.
4.700%, 3/1/49	4,319,000	3,777,704
Koninklijke Philips NV
5.000%, 3/15/42	87,000	74,723
Medtronic, Inc.
4.625%, 3/15/45	1,529,000	1,393,551
Stryker Corp.
4.375%, 5/15/44	157,000	129,881
4.625%, 3/15/46	144,000	125,621

		9,339,042

Health Care Providers & Services (2.7%)
AmerisourceBergen Corp.
4.300%, 12/15/47	1,551,000	1,239,518
Banner Health
2.907%, 1/1/42	5,162,000	3,695,389
Baylor Scott & White Holdings
Series 2021
2.839%, 11/15/50	1,487,000	974,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Cardinal Health, Inc.
4.368%, 6/15/47	$1,086,000	$845,172
Children’s Health System of Texas
2.511%, 8/15/50	2,010,000	1,202,564
Cigna Corp.
3.200%, 3/15/40	7,987,000	5,758,604
6.125%, 11/15/41	261,000	260,396
4.800%, 7/15/46	1,279,000	1,099,446
CommonSpirit Health
3.910%, 10/1/50	1,192,000	836,281
CVS Health Corp.
4.780%, 3/25/38	480,000	420,828
2.700%, 8/21/40	219,000	143,588
5.125%, 7/20/45	1,135,000	991,400
5.050%, 3/25/48	10,191,000	8,953,408
Elevance Health, Inc.
4.650%, 1/15/43	1,627,000	1,401,099
3.125%, 5/15/50	3,631,000	2,421,122
3.600%, 3/15/51	1,927,000	1,396,913
HCA, Inc.
5.500%, 6/15/47	186,000	158,135
3.500%, 7/15/51	419,000	261,523
Humana, Inc.
4.950%, 10/1/44	909,000	810,559
Kaiser Foundation Hospitals
Series 2021
3.002%, 6/1/51	4,580,000	3,017,410
Laboratory Corp. of America Holdings
4.700%, 2/1/45	1,058,000	876,899
Mass General Brigham, Inc.
Series 2020
3.342%, 7/1/60	4,928,000	3,371,962
Memorial Sloan-Kettering Cancer Center
Series 2020
2.955%, 1/1/50	656,000	434,110
Providence St Joseph Health Obligated Group
Series 21A
2.700%, 10/1/51	4,788,000	2,875,395
Rady Children’s Hospital-San Diego
Series 21A
3.154%, 8/15/51	964,000	669,747
Sutter Health
Series 20A
3.161%, 8/15/40	679,000	487,034
3.361%, 8/15/50	2,003,000	1,389,117
UnitedHealth Group, Inc.
6.625%, 11/15/37	469,000	520,599
4.750%, 7/15/45	3,023,000	2,703,237
4.250%, 4/15/47	96,000	79,563
3.875%, 8/15/59	12,294,000	9,198,884
Yale-New Haven Health Services Corp.
Series 2020
2.496%, 7/1/50	1,023,000	603,377

		59,097,788

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
4.100%, 8/15/47	2,116,000	1,790,564

Pharmaceuticals (2.5%)
AstraZeneca plc
4.000%, 9/18/42	9,162,000	7,660,973
4.375%, 11/16/45	1,084,000	940,155
4.375%, 8/17/48	5,814,000	5,094,195
Eli Lilly and Co.
4.150%, 3/15/59	673,000	573,508
GlaxoSmithKline Capital, Inc.
6.375%, 5/15/38	6,400,000	7,006,795
4.200%, 3/18/43	1,011,000	854,631
Johnson & Johnson
5.950%, 8/15/37	2,045,000	2,239,693
3.700%, 3/1/46	6,183,000	5,051,581
3.750%, 3/3/47	1,568,000	1,285,669
3.500%, 1/15/48	2,062,000	1,625,795
Merck & Co., Inc.
4.150%, 5/18/43	232,000	195,798
4.000%, 3/7/49	3,847,000	3,173,352
Novartis Capital Corp.
4.000%, 11/20/45	1,425,000	1,202,338
Pfizer, Inc.
3.900%, 3/15/39	33,000	28,312
7.200%, 3/15/39	9,451,000	11,260,696
4.300%, 6/15/43	179,000	157,989
4.125%, 12/15/46	227,000	196,703
4.200%, 9/15/48	3,343,000	2,956,228
Takeda Pharmaceutical Co. Ltd.
3.025%, 7/9/40	1,881,000	1,329,276

		52,833,687

Total Health Care		155,029,727

Industrials (4.7%)
Aerospace & Defense (1.3%)
Boeing Co. (The)
5.705%, 5/1/40	3,793,000	3,326,050
3.850%, 11/1/48	38,000	24,564
5.805%, 5/1/50	7,543,000	6,615,532
5.930%, 5/1/60	762,000	652,220
General Dynamics Corp.
4.250%, 4/1/40	3,172,000	2,787,014
L3Harris Technologies, Inc.
5.054%, 4/27/45	896,000	785,395
Northrop Grumman Corp.
5.150%, 5/1/40	1,393,000	1,310,162
4.750%, 6/1/43	402,000	353,954
5.250%, 5/1/50	12,515,000	12,018,311
Raytheon Technologies Corp.
4.350%, 4/15/47	298,000	250,034

		28,123,236

Air Freight & Logistics (0.2%)
FedEx Corp.
3.900%, 2/1/35	65,000	53,513
United Parcel Service, Inc.
6.200%, 1/15/38	113,000	122,252
3.400%, 9/1/49	5,684,000	4,327,674

		4,503,439

Building Products (0.0%)†
Johnson Controls International plc
6.000%, 1/15/36	596,000	599,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Services & Supplies (0.6%)
California Endowment (The)
Series 2021
2.498%, 4/1/51	$4,287,000	$2,724,208
Ford Foundation (The)
Series 2020
2.815%, 6/1/70	3,280,000	1,994,709
Republic Services, Inc.
3.050%, 3/1/50	1,435,000	966,296
Rockefeller Foundation (The)
Series 2020
2.492%, 10/1/50(x)	5,726,000	3,549,824
Waste Connections, Inc.
2.950%, 1/15/52	3,981,000	2,571,226
Waste Management, Inc.
2.500%, 11/15/50	1,480,000	902,299

		12,708,562

Electrical Equipment (0.2%)
Eaton Corp.
4.000%, 11/2/32	63,000	56,247
4.150%, 11/2/42	750,000	617,873
3.915%, 9/15/47	329,000	259,801
Rockwell Automation, Inc.
4.200%, 3/1/49	2,973,000	2,503,415

		3,437,336

Industrial Conglomerates (0.5%)
3M Co.
4.000%, 9/14/48(x)	31,000	24,220
3.250%, 8/26/49(x)	3,076,000	2,081,030
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	2,468,000	2,212,459
Honeywell International, Inc.
3.812%, 11/21/47	3,876,000	3,196,955
2.800%, 6/1/50	2,915,000	2,080,757

		9,595,421

Machinery (0.4%)
Caterpillar, Inc.
5.200%, 5/27/41	28,000	27,816
3.803%, 8/15/42	522,000	429,777
4.750%, 5/15/64	522,000	485,474
Deere & Co.
3.900%, 6/9/42	503,000	428,546
2.875%, 9/7/49	804,000	562,901
3.750%, 4/15/50(x)	665,000	545,732
Parker-Hannifin Corp.
4.000%, 6/14/49	7,155,000	5,448,402
Stanley Black & Decker, Inc.
2.750%, 11/15/50	2,206,000	1,349,571

		9,278,219

Road & Rail (1.5%)
Burlington Northern Santa Fe LLC
4.400%, 3/15/42	92,000	79,656
4.700%, 9/1/45	2,771,000	2,452,822
4.125%, 6/15/47	539,000	447,761
Canadian National Railway Co.
3.650%, 2/3/48	264,000	202,728
Canadian Pacific Railway Co.
5.950%, 5/15/37	1,323,000	1,347,249
6.125%, 9/15/15	1,880,000	1,785,444
CSX Corp.
6.150%, 5/1/37	32,000	33,212
4.100%, 3/15/44	32,000	25,589
4.750%, 11/15/48	4,706,000	4,172,046
Norfolk Southern Corp.
4.837%, 10/1/41	219,000	196,424
3.942%, 11/1/47	4,126,000	3,299,861
4.050%, 8/15/52	815,000	636,143
3.155%, 5/15/55	186,000	118,990
Union Pacific Corp.
3.200%, 5/20/41	6,855,000	5,106,954
3.750%, 2/5/70	7,186,000	5,011,863
3.799%, 4/6/71	10,842,000	7,634,688

		32,551,430

Total Industrials		100,796,723

Information Technology (4.0%)
Communications Equipment (0.0%)†
Cisco Systems, Inc.
5.500%, 1/15/40	30,000	29,981

Electronic Equipment, Instruments & Components (0.2%)
Corning, Inc.
4.750%, 3/15/42	81,000	69,675
5.350%, 11/15/48	5,255,000	4,762,087

		4,831,762

IT Services (0.8%)
Fiserv, Inc.
4.400%, 7/1/49	6,062,000	4,684,509
International Business Machines Corp.
5.600%, 11/30/39	5,135,000	4,983,205
2.850%, 5/15/40	6,647,000	4,619,451
4.700%, 2/19/46	319,000	275,108
Mastercard, Inc.
3.950%, 2/26/48	493,000	406,650
3.650%, 6/1/49	64,000	49,775
Visa, Inc.
3.650%, 9/15/47	3,769,000	2,943,953

		17,962,651

Semiconductors & Semiconductor Equipment (2.1%)
Applied Materials, Inc.
5.850%, 6/15/41	1,103,000	1,145,667
4.350%, 4/1/47	2,900,000	2,503,134
2.750%, 6/1/50	3,128,000	2,041,067
Broadcom, Inc.
3.187%, 11/15/36§	6,548,000	4,472,563
3.500%, 2/15/41§	806,000	546,647
3.750%, 2/15/51§	7,861,000	5,118,715
Intel Corp.
4.600%, 3/25/40	8,955,000	7,851,377
4.800%, 10/1/41	87,000	78,127
4.100%, 5/19/46	1,032,000	824,739
4.100%, 5/11/47	229,000	177,562
4.750%, 3/25/50	4,561,000	3,967,395
KLA Corp.
5.000%, 3/15/49	8,644,000	7,943,664
NVIDIA Corp.
3.700%, 4/1/60	3,562,000	2,544,364
NXP BV
3.250%, 5/11/41	1,943,000	1,271,208
QUALCOMM, Inc.
4.800%, 5/20/45	1,201,000	1,093,776

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.300%, 5/20/47	$321,000	$273,197
Texas Instruments, Inc.
4.150%, 5/15/48	406,000	345,502
TSMC Arizona Corp.
3.250%, 10/25/51(x)	4,863,000	3,478,601

		45,677,305

Software (0.6%)
Microsoft Corp.
3.500%, 2/12/35	141,000	126,352
3.450%, 8/8/36	65,000	56,784
4.450%, 11/3/45	925,000	862,360
3.700%, 8/8/46	997,000	829,769
3.950%, 8/8/56	4,796,000	4,012,029
3.041%, 3/17/62	70,000	47,832
Oracle Corp.
4.300%, 7/8/34	145,000	117,877
3.900%, 5/15/35	215,000	164,696
6.500%, 4/15/38	346,000	328,980
3.600%, 4/1/40	6,377,000	4,360,656
4.500%, 7/8/44	571,000	419,003
3.950%, 3/25/51	2,184,000	1,460,539
4.375%, 5/15/55	305,000	206,450

		12,993,327

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.
4.500%, 2/23/36	439,000	425,618
4.250%, 2/9/47	30,000	26,773
2.850%, 8/5/61	884,000	558,371
Dell International LLC
8.100%, 7/15/36	2,458,000	2,592,528
8.350%, 7/15/46	584,000	637,600
Hewlett Packard Enterprise Co.
6.350%, 10/15/45(e)	888,000	806,928

		5,047,818

Total Information Technology		86,542,844

Materials (1.7%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.
2.700%, 5/15/40	1,383,000	993,045
Dow Chemical Co. (The)
9.400%, 5/15/39	4,030,000	5,238,023
5.550%, 11/30/48	8,251,000	7,491,242
DuPont de Nemours, Inc.
5.319%, 11/15/38	1,611,000	1,466,784
5.419%, 11/15/48	6,935,000	6,230,027
Ecolab, Inc.
5.500%, 12/8/41	1,435,000	1,432,349
3.950%, 12/1/47	202,000	166,040
Nutrien Ltd.
4.125%, 3/15/35	145,000	123,076
Sherwin-Williams Co. (The)
4.500%, 6/1/47	185,000	150,318

		23,290,904

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
3.200%, 7/15/51	51,000	32,087

Containers & Packaging (0.1%)
International Paper Co.
4.800%, 6/15/44	258,000	214,001
4.400%, 8/15/47	492,000	392,551
Packaging Corp. of America
4.050%, 12/15/49	898,000	673,294

		1,279,846

Metals & Mining (0.5%)
ArcelorMittal SA
6.750%, 3/1/41(e)	1,435,000	1,307,644
Nucor Corp.
5.200%, 8/1/43	559,000	502,198
4.400%, 5/1/48	3,428,000	2,772,639
Rio Tinto Alcan, Inc.
5.750%, 6/1/35	747,000	755,513
Rio Tinto Finance USA plc
4.125%, 8/21/42	1,399,000	1,176,340
Southern Copper Corp.
7.500%, 7/27/35	1,539,000	1,658,561
6.750%, 4/16/40	3,298,000	3,388,695
5.875%, 4/23/45	121,000	113,513

		11,675,103

Paper & Forest Products (0.0%)†
Suzano Austria GmbH
3.125%, 1/15/32	1,737,000	1,243,041

Total Materials		37,520,981

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)
3.700%, 10/15/49	384,000	262,685
2.950%, 1/15/51	2,209,000	1,330,358
AvalonBay Communities, Inc. (REIT)
4.150%, 7/1/47	538,000	439,774
ERP Operating LP (REIT)
4.500%, 7/1/44	205,000	171,735
Kimco Realty Corp. (REIT)
4.250%, 4/1/45	760,000	569,896
Office Properties Income Trust (REIT)
3.450%, 10/15/31	215,000	130,452
Prologis LP (REIT)
4.375%, 9/15/48	2,339,000	1,963,382
2.125%, 10/15/50	284,000	158,712
Realty Income Corp. (REIT)
4.650%, 3/15/47	269,000	233,896
Simon Property Group LP (REIT)
4.750%, 3/15/42	6,281,000	5,140,107
Ventas Realty LP (REIT)
5.700%, 9/30/43	470,000	423,536
Welltower, Inc. (REIT)
6.500%, 3/15/41	3,077,000	3,036,237
4.950%, 9/1/48	1,523,000	1,312,225

		15,172,995

Total Real Estate		15,172,995

Utilities (6.1%)
Electric Utilities (4.4%)
AEP Transmission Co. LLC
4.250%, 9/15/48	30,000	24,599
Arizona Public Service Co.
4.350%, 11/15/45	1,626,000	1,254,895

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Baltimore Gas & Electric Co.
6.350%, 10/1/36	$2,172,000	$2,293,521
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	511,000	455,015
Commonwealth Edison Co.
5.900%, 3/15/36	3,500,000	3,577,546
3.800%, 10/1/42	263,000	209,639
4.000%, 3/1/48	347,000	279,028
DTE Electric Co.
Series B
3.250%, 4/1/51	3,710,000	2,606,732
Duke Energy Carolinas LLC
6.050%, 4/15/38	5,463,000	5,661,037
4.250%, 12/15/41	93,000	78,291
3.450%, 4/15/51	5,398,000	3,850,303
Duke Energy Corp.
3.300%, 6/15/41	1,991,000	1,380,208
3.500%, 6/15/51	467,000	314,508
Duke Energy Florida LLC
6.400%, 6/15/38	7,694,000	8,251,147
Entergy Arkansas LLC
3.350%, 6/15/52	2,477,000	1,682,757
Entergy Corp.
3.750%, 6/15/50	1,800,000	1,282,649
Eversource Energy
3.450%, 1/15/50	3,723,000	2,582,229
Florida Power & Light Co.
5.690%, 3/1/40	408,000	412,252
4.050%, 10/1/44	7,794,000	6,453,472
Georgia Power Co.
Series B
3.700%, 1/30/50	1,501,000	1,087,479
Kentucky Utilities Co.
5.125%, 11/1/40	1,082,000	996,846
Nevada Power Co.
Series N
6.650%, 4/1/36	745,000	784,269
NSTAR Electric Co.
4.400%, 3/1/44	563,000	472,814
Oncor Electric Delivery Co. LLC
7.250%, 1/15/33	5,380,000	6,142,127
3.750%, 4/1/45	1,227,000	963,155
3.800%, 9/30/47	804,000	646,496
Pacific Gas and Electric Co.
4.200%, 6/1/41	1,656,000	1,139,123
3.500%, 8/1/50	11,087,000	6,807,892
PacifiCorp
6.000%, 1/15/39	6,808,000	6,810,766
4.150%, 2/15/50	338,000	268,973
2.900%, 6/15/52	7,791,000	4,966,617
PECO Energy Co.
2.850%, 9/15/51	1,077,000	698,019
Progress Energy, Inc.
7.000%, 10/30/31	309,000	330,035
Public Service Co. of Colorado
6.500%, 8/1/38	4,110,000	4,551,735
Public Service Electric & Gas Co.
3.800%, 3/1/46	1,072,000	833,659
2.050%, 8/1/50	1,438,000	774,260
Southern California Edison Co.
4.050%, 3/15/42	40,000	30,266
4.650%, 10/1/43	341,000	280,625
4.000%, 4/1/47	1,031,000	761,741
Series H
3.650%, 6/1/51	7,241,000	5,046,870
Southwestern Electric Power Co.
Series J
3.900%, 4/1/45	1,650,000	1,195,306
Virginia Electric and Power Co.
6.350%, 11/30/37	1,553,000	1,618,738
8.875%, 11/15/38	2,047,000	2,615,707
Series B
6.000%, 1/15/36	698,000	706,729
Xcel Energy, Inc.
3.500%, 12/1/49	1,708,000	1,208,474

		94,388,549

Gas Utilities (0.2%)
Atmos Energy Corp.
2.850%, 2/15/52(x)	2,436,000	1,533,927
CenterPoint Energy Resources Corp.
4.100%, 9/1/47	32,000	25,629
ONE Gas, Inc.
4.658%, 2/1/44(x)	3,502,000	2,934,923
Southern California Gas Co.
Series UU
4.125%, 6/1/48	31,000	24,179

		4,518,658

Independent Power and Renewable Electricity Producers (0.0%)†
Constellation Energy Generation LLC
5.750%, 10/1/41	1,092,000	1,010,517

Multi-Utilities (1.4%)
Berkshire Hathaway Energy Co.
4.500%, 2/1/45	1,770,000	1,473,187
2.850%, 5/15/51	82,000	50,517
Consolidated Edison Co. of New York, Inc.
4.450%, 3/15/44	8,335,000	6,888,164
4.500%, 5/15/58	431,000	342,370
3.600%, 6/15/61	8,380,000	5,749,560
Series 05-A
5.300%, 3/1/35	34,000	32,273
Series 08-B
6.750%, 4/1/38	4,025,000	4,375,692
Series E
4.650%, 12/1/48	61,000	51,975
Consumers Energy Co.
3.950%, 5/15/43	854,000	697,875
3.750%, 2/15/50	793,000	605,175
3.100%, 8/15/50	215,000	144,606
Dominion Energy, Inc.
Series A
4.600%, 3/15/49	459,000	383,871
NiSource, Inc.
5.650%, 2/1/45	4,981,000	4,660,256
San Diego Gas & Electric Co.
2.950%, 8/15/51	2,526,000	1,639,608
Sempra Energy
3.800%, 2/1/38	2,230,000	1,732,268

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 2/1/48	$912,000	$679,795
Southern Co. Gas Capital Corp.
3.950%, 10/1/46	160,000	118,568

		29,625,760

Water Utilities (0.1%)
American Water Capital Corp.
4.300%, 9/1/45	1,417,000	1,162,589
4.150%, 6/1/49	2,197,000	1,789,832

		2,952,421

Total Utilities		132,495,905

Total Corporate Bonds		1,013,840,080

Foreign Government Securities (2.3%)
Hungary Government Bond
7.625%, 3/29/41	68,000	67,375
Italian Republic Government Bond
5.375%, 6/15/33	60,000	56,694
4.000%, 10/17/49	437,000	311,238
3.875%, 5/6/51	11,999,000	8,175,823
Oriental Republic of Uruguay
7.625%, 3/21/36	377,768	453,629
Republic of Chile
3.100%, 5/7/41	10,909,000	7,396,302
3.100%, 1/22/61	2,453,000	1,423,967
Republic of Indonesia
3.050%, 3/12/51(x)	7,300,000	4,837,053
3.350%, 3/12/71	485,000	299,541
Republic of Panama
6.700%, 1/26/36	368,000	361,744
4.500%, 4/1/56	8,944,000	6,013,722
Republic of Peru
3.300%, 3/11/41	1,025,000	704,687
3.550%, 3/10/51	5,034,000	3,359,566
2.780%, 12/1/60	635,000	342,424
3.230%, 7/28/21	577,000	312,049
Republic of Philippines
2.650%, 12/10/45	408,000	251,985
3.200%, 7/6/46	3,380,000	2,256,522
State of Israel Government Bond
3.875%, 7/3/50	3,436,000	2,765,550
4.500%, 4/3/20	950,000	770,866
United Mexican States
4.280%, 8/14/41	6,495,000	4,732,419
5.550%, 1/21/45(x)	615,000	526,901
5.000%, 4/27/51	5,064,000	3,893,900
3.771%, 5/24/61	2,609,000	1,547,952

Total Foreign Government Securities		50,861,909

Municipal Bonds (2.6%)
Alabama Federal Aid Highway Finance Authority
2.650%, 9/1/37	4,910,000	3,638,473
American Municipal Power, Inc.
5.939%, 2/15/47	5,330,000	5,567,899
8.084%, 2/15/50	2,995,000	3,977,981
Charlotte-Mecklenburg Hospital Authority (The)
3.204%, 1/15/51	1,860,000	1,313,272
City of Chicago
7.750%, 1/1/42	1,000,000	1,065,330
Commonwealth of Massachusetts
2.663%, 9/1/39	1,174,342	909,086
2.900%, 9/1/49	1,615,000	1,143,798
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.750%, 7/1/34	2,165,000	2,216,703
Dallas Fort Worth International Airport
2.994%, 11/1/38	2,000,000	1,616,187
Golden State Tobacco Securitization Corp., ST APPROP
2.746%, 6/1/34	3,200,000	2,514,652
3.115%, 6/1/38	3,040,000	2,282,234
Kansas Development Finance Authority, BAM
2.774%, 5/1/51	4,900,000	3,272,070
Metropolitan Transportation Authority
5.175%, 11/15/49	580,000	515,802
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	150,000	158,872
Michigan Finance Authority
3.384%, 12/1/40	1,825,000	1,453,284
Port Authority of New York & New Jersey
4.229%, 10/15/57	1,470,000	1,246,527
4.458%, 10/1/62	3,900,000	3,407,420
Rutgers The State University of New Jersey
3.915%, 5/1/19	15,000	10,534
San Diego County Regional Transportation Commission
3.248%, 4/1/48	3,130,000	2,368,687
State of California
7.625%, 3/1/40	4,735,000	5,873,821
7.600%, 11/1/40	2,980,000	3,746,900
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	5,170,000	6,438,174
State of Illinois
6.725%, 4/1/35	495,000	509,303
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.140%, 8/1/40	1,100,000	1,137,589
Texas Transportation Commission
2.472%, 10/1/44	745,000	487,512

Total Municipal Bonds		56,872,110

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Supranational (0.5%)
European Investment Bank
4.875%, 2/15/36	$2,846,000	$3,034,188
Inter-American Development Bank
3.200%, 8/7/42	31,000	26,091
4.375%, 1/24/44	27,000	27,335
International Bank for Reconstruction & Development
1.625%, 11/3/31	8,643,000	7,091,573

Total Supranational		10,179,187

U.S. Government Agency Securities (0.6%)
FHLB
5.500%, 7/15/36	4,730,000	5,277,348
FNMA
5.625%, 7/15/37	5,251,000	5,939,834
Tennessee Valley Authority
6.150%, 1/15/38	1,439,000	1,667,223
5.250%, 9/15/39	172,000	182,885
4.250%, 9/15/65	1,226,000	1,090,919

Total U.S. Government Agency Securities		14,158,209

U.S. Treasury Obligations (44.8%)
U.S. Treasury Bonds
4.250%, 5/15/39	35,972,700	37,467,815
1.875%, 2/15/41	114,312,200	80,947,327
2.250%, 5/15/41	129,892,400	98,190,536
1.750%, 8/15/41	89,772,900	61,396,252
2.000%, 11/15/41	159,447,100	114,129,253
3.250%, 5/15/42	17,283,400	15,341,719
3.625%, 8/15/43	21,963,000	20,477,067
3.750%, 11/15/43	666,500	633,071
3.625%, 2/15/44	404,600	376,088
3.000%, 11/15/45	228,900	191,167
2.875%, 11/15/46	22,082,000	18,048,586
3.000%, 2/15/47	19,742,800	16,522,256
3.000%, 5/15/47	21,783,900	18,254,229
2.750%, 8/15/47	24,998,000	20,006,212
3.000%, 2/15/48	21,207,600	17,870,718
3.125%, 5/15/48	21,211,700	18,364,693
3.375%, 11/15/48	20,251,200	18,453,906
2.875%, 5/15/49	1,346,800	1,123,315
2.375%, 11/15/49	156,890,300	118,158,007
2.000%, 2/15/50	108,011,300	74,224,015
1.875%, 2/15/51	32,893,200	21,771,187
2.375%, 5/15/51	140,627,000	105,206,574
2.000%, 8/15/51	47,123,900	32,184,153
1.875%, 11/15/51	8,389,000	5,547,226
2.875%, 5/15/52	67,396,000	56,538,929

Total U.S. Treasury Obligations		971,424,301

Total Long-Term Debt Securities (98.7%) (Cost $2,973,237,266)		2,140,448,395

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	500,000	500,000
JPMorgan Prime Money Market Fund, IM Shares	6,442,689	6,445,266

Total Investment Companies		6,945,266

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.1%)
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22,due 10/3/22, repurchase price $2,516,607,collateralized by various U.S. Government Treasury Securities, ranging from 0.875%- 7.500%, maturing 1/31/24-2/15/52; total market value $2,566,939.(xx)	$2,515,984	2,515,984

Total Short-Term Investments (0.5%) (Cost $9,461,193)		9,461,250

Total Investments in Securities (99.2%) (Cost $2,982,698,459)		2,149,909,645

Other Assets Less Liabilities (0.8%)		18,286,890

Net Assets (100%)		$2,168,196,535

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2022, the market value of these securities amounted to $11,132,107 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2022.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $3,962,515. This was collateralized by $1,046,990 of various U.S. Government Treasury Securities, ranging from 0.125% – 3.875%, maturing 1/31/23 – 11/15/47 and by cash of $3,015,984 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Glossary:

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$23,112,599	$—	$23,112,599
Corporate Bonds
Communication Services	—	136,449,021	—	136,449,021
Consumer Discretionary	—	49,877,127	—	49,877,127
Consumer Staples	—	85,497,864	—	85,497,864
Energy	—	74,439,419	—	74,439,419
Financials	—	140,017,474	—	140,017,474
Health Care	—	155,029,727	—	155,029,727
Industrials	—	100,796,723	—	100,796,723
Information Technology	—	86,542,844	—	86,542,844
Materials	—	37,520,981	—	37,520,981
Real Estate	—	15,172,995	—	15,172,995
Utilities	—	132,495,905	—	132,495,905
Foreign Government Securities	—	50,861,909	—	50,861,909
Municipal Bonds	—	56,872,110	—	56,872,110
Short-Term Investments
Investment Companies	6,945,266	—	—	6,945,266
Repurchase Agreement	—	2,515,984	—	2,515,984
Supranational	—	10,179,187	—	10,179,187
U.S. Government Agency Securities	—	14,158,209	—	14,158,209
U.S. Treasury Obligations	—	971,424,301	—	971,424,301

Total Assets	$6,945,266	$2,142,964,379	$—	$2,149,909,645

Total Liabilities	$—	$—	$—	$—

Total	$6,945,266	$2,142,964,379	$—	$2,149,909,645

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$163,232
Aggregate gross unrealized depreciation	(833,021,950)

Net unrealized depreciation	$(832,858,718)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,982,768,363

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (15.6%)
Entertainment (6.2%)
Netflix, Inc.*	84,569	$19,910,926
Walt Disney Co. (The)*	166,040	15,662,553

		35,573,479

Interactive Media & Services (9.4%)
Alphabet, Inc., Class A*	198,920	19,026,698
Alphabet, Inc., Class C*	125,676	12,083,747
Meta Platforms, Inc., Class A*	165,275	22,424,512

		53,534,957

Total Communication Services		89,108,436

Consumer Discretionary (16.9%)
Automobiles (3.4%)
Tesla, Inc.*	74,634	19,796,669

Hotels, Restaurants & Leisure (5.0%)
Starbucks Corp.	158,867	13,386,133
Yum China Holdings, Inc.	188,094	8,902,489
Yum! Brands, Inc.	57,850	6,151,769

		28,440,391

Internet & Direct Marketing Retail (7.6%)
Alibaba Group Holding Ltd. (ADR)*	92,904	7,431,391
Amazon.com, Inc.*	317,713	35,901,569

		43,332,960

Textiles, Apparel & Luxury Goods (0.9%)
Under Armour, Inc., Class A*	769,451	5,116,849

Total Consumer Discretionary		96,686,869

Consumer Staples (6.3%)
Beverages (6.3%)
Boston Beer Co., Inc. (The), Class A*	23,036	7,455,602
Monster Beverage Corp.*	325,548	28,309,654

Total Consumer Staples		35,765,256

Financials (5.0%)
Capital Markets (5.0%)
FactSet Research Systems, Inc.	27,095	10,840,980
MSCI, Inc.	22,676	9,564,510
SEI Investments Co.	169,638	8,320,744

Total Financials		28,726,234

Health Care (22.5%)
Biotechnology (9.5%)
Alnylam Pharmaceuticals, Inc.*	105,954	21,207,753
BioMarin Pharmaceutical, Inc.*	79,477	6,737,265
CRISPR Therapeutics AG(x)*	126,190	8,246,517
Regeneron Pharmaceuticals, Inc.*	26,543	18,284,676

		54,476,211

Health Care Equipment & Supplies (0.9%)
Intuitive Surgical, Inc.*	27,302	5,117,487

Health Care Technology (4.1%)
Doximity, Inc., Class A(x)*	396,975	11,996,585
Veeva Systems, Inc., Class A*	68,915	11,362,705

		23,359,290

Life Sciences Tools & Services (1.9%)
Illumina, Inc.*	57,069	10,888,194

Pharmaceuticals (6.1%)
Novartis AG (ADR)	205,815	15,643,998
Novo Nordisk A/S (ADR)	68,353	6,810,009
Roche Holding AG (ADR)	311,670	12,660,036

		35,114,043

Total Health Care		128,955,225

Industrials (6.0%)
Aerospace & Defense (3.8%)
Boeing Co. (The)*	180,013	21,795,974

Air Freight & Logistics (1.2%)
Expeditors International of Washington, Inc.	80,216	7,083,875

Machinery (1.0%)
Deere & Co.	16,837	5,621,706

Total Industrials		34,501,555

Information Technology (27.4%)
IT Services (7.9%)
Block, Inc., Class A*	107,539	5,913,570
PayPal Holdings, Inc.*	110,744	9,531,736
Shopify, Inc., Class A*	194,857	5,249,447
Visa, Inc., Class A	139,149	24,719,820

		45,414,573

Semiconductors & Semiconductor Equipment (5.8%)
NVIDIA Corp.	176,081	21,374,473
QUALCOMM, Inc.	103,989	11,748,677

		33,123,150

Software (13.7%)
Autodesk, Inc.*	107,585	20,096,878
Microsoft Corp.	71,059	16,549,641
Oracle Corp.	311,526	19,024,893
Salesforce, Inc.*	80,721	11,610,909
Workday, Inc., Class A*	73,556	11,196,694

		78,479,015

Total Information Technology		157,016,738

Total Common Stocks (99.7%) (Cost $432,974,850)		570,760,313

SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	3,000,000	3,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.3%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $9,982,757, collateralized by various U.S. Government Treasury Securities, 0.000%,maturing 11/15/22-5/15/52; total market value $10,179,893.(xx)	$9,980,287	9,980,287
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $2,000,508, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $2,040,989.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $1,300,809, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%,maturing 11/3/22-2/15/52; total market value $1,424,865.(xx)	$1,300,000	$1,300,000

Total Repurchase Agreements		13,280,287

Total Short-Term Investments (2.8%) (Cost $16,280,287)		16,280,287

Total Investments in Securities (102.5%) (Cost $449,255,137)		587,040,600
Other Assets Less Liabilities (-2.5%)		(14,158,228)

Net Assets (100%)		$572,882,372

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $15,417,744. This was collateralized by $49,015 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.000%, maturing 10/15/22 – 5/15/52 and by cash of $16,280,287 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$89,108,436	$—	$—	$89,108,436
Consumer Discretionary	96,686,869	—	—	96,686,869
Consumer Staples	35,765,256	—	—	35,765,256
Financials	28,726,234	—	—	28,726,234
Health Care	128,955,225	—	—	128,955,225
Industrials	34,501,555	—	—	34,501,555
Information Technology	157,016,738	—	—	157,016,738
Short-Term Investments
Investment Company	3,000,000	—	—	3,000,000
Repurchase Agreements	—	13,280,287	—	13,280,287

Total Assets	$573,760,313	$13,280,287	$—	$587,040,600

Total Liabilities	$—	$—	$—	$—

Total	$573,760,313	$13,280,287	$—	$587,040,600

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$210,493,017
Aggregate gross unrealized depreciation	(73,055,213)

Net unrealized appreciation	$137,437,804

Federal income tax cost of investments in securities and derivative instruments, if applicable	$449,602,796

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.7%)
Aristocrat Leisure Ltd.	213,061	$4,446,470
WiseTech Global Ltd.	68,145	2,238,263

		6,684,733

Brazil (0.4%)
Hypera SA*	476,435	3,929,406

Canada (8.1%)
Agnico Eagle Mines Ltd.	268,001	11,322,647
Canadian National Railway Co.	131,785	14,231,462
Canadian Pacific Railway Ltd.	167,210	11,161,859
Element Fleet Management Corp.	1,086,774	12,823,988
Franco-Nevada Corp.	104,999	12,541,959
Ritchie Bros Auctioneers, Inc.	226,183	14,132,447

		76,214,362

China (4.7%)
Alibaba Group Holding Ltd.*	985,400	9,884,443
China Resources Gas Group Ltd.	2,010,400	6,345,559
Kingsoft Corp. Ltd.	979,800	2,594,040
Ping An Insurance Group Co. of China Ltd., Class H	832,500	4,139,448
Prosus NV*	76,235	3,972,904
Tencent Holdings Ltd.	287,500	9,709,450
Yum China Holdings, Inc.(Hong Kong stock exchange)	50,050	2,361,747
Yum China Holdings, Inc.(New York stock exchange)	97,147	4,597,968

		43,605,559

Denmark (1.4%)
Novo Nordisk A/S, Class B	126,921	12,650,724

France (11.8%)
Air Liquide SA	133,954	15,252,911
Capgemini SE	59,135	9,450,397
Dassault Systemes SE	144,590	4,970,092
EssilorLuxottica SA	159,836	21,657,070
Kering SA	20,883	9,234,853
LVMH Moet Hennessy Louis Vuitton SE	50,982	29,969,003
Pernod Ricard SA	107,681	19,682,254

		110,216,580

Germany (7.4%)
Bayer AG (Registered)	259,728	11,985,908
Deutsche Boerse AG	72,116	11,872,962
GEA Group AG	307,626	10,059,489
SAP SE	311,173	25,651,484
Symrise AG	95,664	9,413,455

		68,983,298

Hong Kong (2.6%)
AIA Group Ltd.	2,931,569	24,339,518

India (5.4%)
HDFC Bank Ltd.	1,309,421	22,689,543
ITC Ltd.	2,445,071	9,930,826
Reliance Industries Ltd.	368,275	10,651,722
UPL Ltd.	839,666	6,898,052

		50,170,143

Ireland (1.4%)
Flutter Entertainment plc*	120,631	13,220,462

Israel (0.4%)
Nice Ltd. (ADR)*	19,685	3,705,504

Italy (1.1%)
Prysmian SpA	368,588	10,557,699

Japan (8.5%)
AEON Financial Service Co. Ltd.	397,500	3,940,687
Hitachi Ltd.	701,300	29,694,634
Kao Corp.	146,700	5,948,449
Koito Manufacturing Co. Ltd.	267,800	3,670,022
Kose Corp.	42,000	4,275,421
Nitto Denko Corp.	107,400	5,823,359
Oracle Corp.	75,400	3,980,417
Showa Denko KK	269,700	3,838,935
Sugi Holdings Co. Ltd.	99,400	3,992,113
Terumo Corp.	302,100	8,524,833
Z Holdings Corp.	2,277,800	5,918,828

		79,607,698

Mexico (1.1%)
Grupo Financiero Banorte SAB de CV, Class O	1,012,283	6,486,513
Wal-Mart de Mexico SAB de CV	1,170,555	4,110,993

		10,597,506

Netherlands (1.6%)
Akzo Nobel NV	143,692	8,103,669
ASML Holding NV	17,334	7,189,992

		15,293,661

Peru (0.8%)
Credicorp Ltd.	61,151	7,509,343

Singapore (1.7%)
DBS Group Holdings Ltd.	707,400	16,355,066

South Korea (1.1%)
Amorepacific Corp.	72,563	5,126,818
NAVER Corp.	41,905	5,584,943

		10,711,761

Spain (0.8%)
Amadeus IT Group SA*	155,936	7,218,114

Sweden (2.6%)
Assa Abloy AB, Class B	583,765	10,909,047
Swedish Match AB	1,394,978	13,810,718

		24,719,765

Switzerland (4.0%)
Alcon, Inc.	46,682	2,703,355
Novartis AG (Registered)	366,152	27,912,956
Sika AG (Registered)	35,985	7,205,933

		37,822,244

Taiwan (4.3%)
Delta Electronics, Inc.	1,728,000	13,732,251
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	381,476	26,153,995

		39,886,246

United Kingdom (11.8%)
AVEVA Group plc	68,333	2,380,499
Burberry Group plc	389,487	7,766,808
Diageo plc	586,997	24,604,419
Experian plc	480,409	14,084,254
Just Eat Takeaway.com NV(m)*	61,653	939,970
Linde plc	99,013	27,076,776
London Stock Exchange Group plc	56,381	4,754,243
Ocado Group plc*	148,033	768,688
Reckitt Benckiser Group plc	349,295	23,085,398
Rolls-Royce Holdings plc*	7,103,347	5,458,898

		110,919,953

United States (14.7%)
Ingersoll Rand, Inc.	196,395	8,496,048
Nestle SA (Registered)	418,838	45,351,618
QIAGEN NV*	312,042	13,131,268
Roche Holding AG	140,733	45,887,267

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Schneider Electric SE	224,504	$25,187,306

		138,053,507

Total Investments in Securities (98.4%) (Cost $742,573,049)		922,972,852
Other Assets Less Liabilities (1.6%)		14,834,461

Net Assets (100%)		$937,807,313

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $939,970 or 0.1% of net assets.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of September 30, 2022	Market Value	% of Net Assets
Consumer Staples	$160,687,715	17.1%
Industrials	153,973,143	16.4
Health Care	126,725,717	13.5
Financials	114,911,311	12.3
Consumer Discretionary	111,721,720	11.9
Materials	107,477,696	11.5
Information Technology	106,671,008	11.4
Communication Services	23,807,261	2.5
Energy	10,651,722	1.1
Utilities	6,345,559	0.7
Cash and Other	14,834,461	1.6

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$6,684,733	$—	$6,684,733
Brazil	3,929,406	—	—	3,929,406
Canada	76,214,362	—	—	76,214,362
China	4,597,968	39,007,591	—	43,605,559
Denmark	—	12,650,724	—	12,650,724
France	—	110,216,580	—	110,216,580
Germany	—	68,983,298	—	68,983,298
Hong Kong	—	24,339,518	—	24,339,518
India	—	50,170,143	—	50,170,143
Ireland	—	13,220,462	—	13,220,462
Israel	3,705,504	—	—	3,705,504
Italy	—	10,557,699	—	10,557,699
Japan	—	79,607,698	—	79,607,698
Mexico	10,597,506	—	—	10,597,506
Netherlands	—	15,293,661	—	15,293,661
Peru	7,509,343	—	—	7,509,343
Singapore	—	16,355,066	—	16,355,066
South Korea	—	10,711,761	—	10,711,761
Spain	—	7,218,114	—	7,218,114
Sweden	—	24,719,765	—	24,719,765
Switzerland	—	37,822,244	—	37,822,244
Taiwan	26,153,995	13,732,251	—	39,886,246
United Kingdom	—	110,919,953	—	110,919,953
United States	8,496,048	129,557,459	—	138,053,507

Total Assets	$141,204,132	$781,768,720	$—	$922,972,852

Total Liabilities	$—	$—	$—	$—

Total	$141,204,132	$781,768,720	$—	$922,972,852

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$311,207,485
Aggregate gross unrealized depreciation	(133,855,196)

Net unrealized appreciation	$177,352,289

Federal income tax cost of investments in securities and derivative instruments, if applicable	$745,620,563

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.8%)
Glencore plc	1,357,790	$7,169,861

Brazil (0.6%)
Wheaton Precious Metals Corp.	159,588	5,167,678

Canada (3.5%)
Agnico Eagle Mines Ltd.	149,069	6,297,946
Franco-Nevada Corp.	204,445	24,420,621

		30,718,567

Denmark (2.2%)
Jyske Bank A/S (Registered)*	59,623	3,076,038
Novozymes A/S, Class B	286,133	14,271,388
Sydbank A/S	79,059	2,164,486

		19,511,912

France (11.5%)
Capgemini SE	40,254	6,433,014
Cie Generale des Etablissements Michelin SCA	172,659	3,846,654
Dassault Systemes SE	246,815	8,483,942
EssilorLuxottica SA	64,863	8,788,649
Legrand SA	291,159	18,811,460
L’Oreal SA	59,829	19,050,623
LVMH Moet Hennessy Louis Vuitton SE	14,736	8,662,336
Pernod Ricard SA	151,850	27,755,595

		101,832,273

Germany (10.3%)
adidas AG	31,606	3,667,895
Bayer AG (Registered)	141,879	6,547,421
Beiersdorf AG	72,908	7,214,665
Deutsche Boerse AG	86,956	14,316,175
GEA Group AG	219,835	7,188,689
Henkel AG & Co. KGaA (Preference)(q)	283,725	16,958,905
Knorr-Bremse AG	74,240	3,218,750
LEG Immobilien SE	57,857	3,481,254
SAP SE	114,309	9,423,039
Symrise AG	108,848	10,710,777
TAG Immobilien AG	221,075	1,781,051
Vonovia SE	265,916	5,787,325
Zalando SE(m)*	66,767	1,323,833

		91,619,779

Ireland (1.7%)
CRH plc	133,942	4,288,993
Kerry Group plc, Class A	60,845	5,405,333
Ryanair Holdings plc (ADR)*	94,029	5,493,174

		15,187,500

Israel (0.3%)
Nice Ltd. (ADR)*	14,759	2,778,234

Japan (16.9%)
Chiba Bank Ltd. (The)	538,400	2,899,045
Disco Corp.	22,700	4,946,697
Ezaki Glico Co. Ltd.	137,300	3,384,135
Hachijuni Bank Ltd. (The)	469,600	1,548,990
Hirose Electric Co. Ltd.	116,800	15,180,364
Ito En Ltd.	186,800	7,517,077
Kansai Paint Co. Ltd.	225,000	3,190,280
Kao Corp.	200,800	8,142,117
Kobayashi Pharmaceutical Co. Ltd.	123,000	7,171,003
Kose Corp.	25,000	2,544,893
Lion Corp.	269,900	3,041,968
Mebuki Financial Group, Inc.	790,600	1,541,509
Nihon Kohden Corp.	101,700	2,148,393
Nissin Foods Holdings Co. Ltd.	23,900	1,659,250
Nomura Research Institute Ltd.	288,300	7,085,725
North Pacific Bank Ltd.	703,900	1,105,275
Obic Co. Ltd.	49,200	6,523,260
Omron Corp.	117,600	5,359,934
Resona Holdings, Inc.	326,900	1,193,605
Rohto Pharmaceutical Co. Ltd.	342,100	10,906,525
Santen Pharmaceutical Co. Ltd.	479,300	3,212,095
Secom Co. Ltd.	150,700	8,562,434
Shimadzu Corp.	457,600	11,911,284
SMC Corp.	25,200	10,166,255
Sohgo Security Services Co. Ltd.	68,100	1,714,878
Toyo Suisan Kaisha Ltd.	296,000	12,198,350
Yokogawa Electric Corp.	276,400	4,355,686

		149,211,027

Netherlands (2.3%)
ASML Holding NV	8,798	3,649,334
Euronext NV(m)	107,982	6,832,908
Wolters Kluwer NV	105,506	10,272,177

		20,754,419

South Korea (1.7%)
Samsung Electronics Co. Ltd.	422,170	15,511,931

Spain (1.0%)
Amadeus IT Group SA*	187,371	8,673,207

Sweden (1.2%)
Epiroc AB, Class A	430,383	6,156,064
Svenska Cellulosa AB SCA, Class B	350,276	4,442,068

		10,598,132

Switzerland (8.7%)
Chocoladefabriken Lindt & Spruengli AG	287	2,773,137
Cie Financiere Richemont SA (Registered)	99,265	9,314,363
Geberit AG (Registered)	14,269	6,105,073
Givaudan SA (Registered)	5,947	17,929,701
Julius Baer Group Ltd.	68,695	2,989,150
Schindler Holding AG	52,195	8,096,409
SGS SA (Registered)	6,450	13,777,441
Sika AG (Registered)	36,192	7,247,384
UBS Group AG (Registered)	578,977	8,363,883

		76,596,541

Taiwan (1.8%)
Taiwan Semiconductor
Manufacturing Co. Ltd. (ADR)	227,179	15,575,392

United Kingdom (10.9%)
Croda International plc	53,647	3,832,233
Diageo plc	549,919	23,050,267
Experian plc	430,251	12,613,761
Halma plc	276,725	6,230,998
Hiscox Ltd.	331,726	3,243,202
IMI plc	751,157	9,319,387
Intertek Group plc	169,604	6,977,609
Ocado Group plc*	140,390	729,000
Reckitt Benckiser Group plc	301,749	19,943,016
Spirax-Sarco Engineering plc	90,177	10,358,663

		96,298,136

United States (21.1%)
Agilent Technologies, Inc.	58,461	7,105,935
Analog Devices, Inc.	148,801	20,733,931
ANSYS, Inc.*	65,530	14,528,001
Bruker Corp.	112,689	5,979,278
Cadence Design Systems, Inc.*	234,530	38,329,238
Nestle SA (Registered)	427,575	46,297,657
Nordson Corp.	32,729	6,947,385
Roche Holding AG	46,489	15,158,159

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Schneider Electric SE	280,900	$31,514,424

		186,594,008

Total Common Stocks (96.5%) (Cost $880,018,311)		853,798,597

	Number of Warrants	Value (Note 1)
WARRANT:
Switzerland (0.0%)†
Cie Financiere Richemont SA, expiring 11/22/23* (Cost $—)	176,754	78,820

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	4,167,226	4,168,892

Total Short-Term Investment (0.5%) (Cost $4,168,892)		4,168,892

Total Investments in Securities (97.0%) (Cost $884,187,203)		858,046,309
Other Assets Less Liabilities (3.0%)		26,315,600

Net Assets (100%)		$884,361,909

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $8,156,741 or 0.9% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of September 30, 2022	Market Value	% of Net Assets
Consumer Staples	$225,743,516	25.5%
Information Technology	205,713,211	23.3
Industrials	177,294,033	20.0
Materials	108,968,930	12.3
Financials	49,274,266	5.6
Health Care	40,151,281	4.5
Consumer Discretionary	35,682,550	4.0
Real Estate	11,049,630	1.3
Investment Company	4,168,892	0.5
Cash and Other	26,315,600	3.0

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$7,169,861	$—	$7,169,861
Brazil	5,167,678	—	—	5,167,678
Canada	30,718,567	—	—	30,718,567
Denmark	—	19,511,912	—	19,511,912
France	—	101,832,273	—	101,832,273
Germany	—	91,619,779	—	91,619,779
Ireland	5,493,174	9,694,326	—	15,187,500
Israel	2,778,234	—	—	2,778,234
Japan	—	149,211,027	—	149,211,027
Netherlands	—	20,754,419	—	20,754,419
South Korea	—	15,511,931	—	15,511,931
Spain	—	8,673,207	—	8,673,207
Sweden	—	10,598,132	—	10,598,132
Switzerland	—	76,596,541	—	76,596,541
Taiwan	15,575,392	—	—	15,575,392
United Kingdom	—	96,298,136	—	96,298,136
United States	93,623,768	92,970,240	—	186,594,008
Short-Term Investment
Investment Company	4,168,892	—	—	4,168,892
Warrant
Switzerland	—	78,820	—	78,820

Total Assets	$157,525,705	$700,520,604	$—	$858,046,309

Total Liabilities	$—	$—	$—	$—

Total	$157,525,705	$700,520,604	$—	$858,046,309

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114,446,560
Aggregate gross unrealized depreciation	(140,777,590)

Net unrealized depreciation	$(26,331,030)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$884,377,339

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.7%)
Entertainment (1.7%)
Take-Two Interactive Software, Inc.*	55,610	$6,061,490

Interactive Media & Services (1.0%)
Match Group, Inc.*	70,917	3,386,287

Total Communication Services		9,447,777

Consumer Discretionary (11.6%)
Distributors (1.1%)
Pool Corp.	11,865	3,775,562

Diversified Consumer Services (1.5%)
Bright Horizons Family Solutions, Inc.*	90,529	5,218,997

Hotels, Restaurants & Leisure (2.5%)
Chipotle Mexican Grill, Inc.*	3,145	4,726,180
Hyatt Hotels Corp., Class A*	50,661	4,101,515

		8,827,695

Specialty Retail (4.9%)
O’Reilly Automotive, Inc.*	13,445	9,456,541
Ulta Beauty, Inc.*	19,577	7,854,096

		17,310,637

Textiles, Apparel & Luxury Goods (1.6%)
Lululemon Athletica, Inc.*	19,793	5,533,331

Total Consumer Discretionary		40,666,222

Consumer Staples (1.8%)
Household Products (1.8%)
Church & Dwight Co., Inc.	86,789	6,200,206

Total Consumer Staples		6,200,206

Energy (1.5%)
Oil, Gas & Consumable Fuels (1.5%)
Diamondback Energy, Inc.	45,142	5,437,805

Total Energy		5,437,805

Financials (11.3%)
Capital Markets (7.5%)
Morningstar, Inc.	14,536	3,086,283
MSCI, Inc.	31,594	13,326,033
Nasdaq, Inc.	171,891	9,742,782

		26,155,098

Insurance (3.8%)
Arthur J Gallagher & Co.	77,972	13,350,366

Total Financials		39,505,464

Health Care (16.9%)
Health Care Equipment & Supplies (4.4%)
Envista Holdings Corp.*	176,224	5,781,909
STERIS plc	57,007	9,479,124

		15,261,033

Health Care Providers & Services (1.2%)
Henry Schein, Inc.*	64,879	4,267,092

Life Sciences Tools & Services (11.3%)
Agilent Technologies, Inc.	63,991	7,778,106
ICON plc*	63,631	11,694,105
Mettler-Toledo International, Inc.*	3,689	3,999,319
PerkinElmer, Inc.	77,194	9,288,754
Waters Corp.*	25,828	6,961,421

		39,721,705

Total Health Care		59,249,830

Industrials (19.2%)
Aerospace & Defense (1.0%)
Howmet Aerospace, Inc.	110,504	3,417,889

Commercial Services & Supplies (3.8%)
Copart, Inc.*	66,788	7,106,243
Waste Connections, Inc.	44,864	6,062,472

		13,168,715

Electrical Equipment (2.4%)
AMETEK, Inc.	74,995	8,505,183

Machinery (2.2%)
IDEX Corp.	39,494	7,892,876

Professional Services (9.8%)
CoStar Group, Inc.*	139,525	9,717,916
Equifax, Inc.	34,851	5,974,507
Verisk Analytics, Inc.	57,910	9,875,393
Wolters Kluwer NV	90,387	8,800,175

		34,367,991

Total Industrials		67,352,654

Information Technology (23.7%)
IT Services (2.6%)
Gartner, Inc.*	32,624	9,026,734

Semiconductors & Semiconductor Equipment (6.7%)
Enphase Energy, Inc.*	12,004	3,330,750
Entegris, Inc.	58,943	4,893,448
Monolithic Power Systems, Inc.	42,350	15,389,990

		23,614,188

Software (14.4%)
Black Knight, Inc.*	87,938	5,692,227
Cadence Design Systems, Inc.*	153,601	25,103,011
Nice Ltd. (ADR)*	31,594	5,947,254
ServiceNow, Inc.*	12,619	4,765,061
Synopsys, Inc.*	29,380	8,975,884

		50,483,437

Total Information Technology		83,124,359

Materials (2.8%)
Construction Materials (2.8%)
Vulcan Materials Co.	62,904	9,920,590

Total Materials		9,920,590

Real Estate (5.5%)
Equity Real Estate Investment Trusts (REITs) (5.5%)
Extra Space Storage, Inc. (REIT)	53,199	9,187,999
SBA Communications Corp. (REIT)	35,555	10,120,731

Total Real Estate		19,308,730

Total Common Stocks (97.0%) (Cost $294,899,788)		340,213,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	2,669,497	$2,670,565

Total Short-Term Investment (0.8%) (Cost $2,670,565)		2,670,565

Total Investments in Securities (97.8%) (Cost $297,570,353)		342,884,202
Other Assets Less Liabilities (2.2%)		7,732,826

Net Assets (100%)		$350,617,028

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$9,447,777	$—	$—	$9,447,777
Consumer Discretionary	40,666,222	—	—	40,666,222
Consumer Staples	6,200,206	—	—	6,200,206
Energy	5,437,805	—	—	5,437,805
Financials	39,505,464	—	—	39,505,464
Health Care	59,249,830	—	—	59,249,830
Industrials	58,552,479	8,800,175	—	67,352,654
Information Technology	83,124,359	—	—	83,124,359
Materials	9,920,590	—	—	9,920,590
Real Estate	19,308,730	—	—	19,308,730
Short-Term Investment
Investment Company	2,670,565	—	—	2,670,565

Total Assets	$334,084,027	$8,800,175	$—	$342,884,202

Total Liabilities	$—	$—	$—	$—

Total	$334,084,027	$8,800,175	$—	$342,884,202

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,378,888
Aggregate gross unrealized depreciation	(27,065,040)

Net unrealized appreciation	$45,313,848

Federal income tax cost of investments in securities and derivative instruments, if applicable	$297,570,354

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (14.0%)
Entertainment (2.3%)
Activision Blizzard, Inc.	82,861	$6,159,887
Take-Two Interactive Software, Inc.*	41,940	4,571,460

		10,731,347

Interactive Media & Services (11.2%)
Alphabet, Inc., Class A*	465,936	44,566,778
Meta Platforms, Inc., Class A*	29,975	4,067,008
Pinterest, Inc., Class A*	34,406	801,660
Tencent Holdings Ltd.	108,000	3,647,376

		53,082,822

Media (0.5%)
Charter Communications, Inc., Class A*	7,084	2,148,931

Total Communication Services		65,963,100

Consumer Discretionary (12.6%)
Hotels, Restaurants & Leisure (2.8%)
Booking Holdings, Inc.*	7,910	12,997,791

Internet & Direct Marketing Retail (9.8%)
Amazon.com, Inc.*	412,432	46,604,816

Total Consumer Discretionary		59,602,607

Financials (7.1%)
Capital Markets (4.0%)
Charles Schwab Corp. (The)	77,872	5,596,661
CME Group, Inc.	18,770	3,324,730
Morningstar, Inc.	11,289	2,396,880
MSCI, Inc.	6,253	2,637,453
S&P Global, Inc.	9,750	2,977,163
Tradeweb Markets, Inc., Class A	33,040	1,864,117

		18,797,004

Insurance (3.1%)
Aon plc, Class A	21,139	5,662,504
Arthur J Gallagher & Co.	53,573	9,172,769

		14,835,273

Total Financials		33,632,277

Health Care (0.6%)
Health Care Providers & Services (0.1%)
Guardant Health, Inc.*	6,850	368,735

Life Sciences Tools & Services (0.5%)
Bio-Techne Corp.	2,249	638,716
Maravai LifeSciences Holdings, Inc., Class A*	73,173	1,868,107

		2,506,823

Total Health Care		2,875,558

Industrials (3.1%)
Industrial Conglomerates (0.6%)
Hitachi Ltd.	70,600	2,989,364

Professional Services (2.5%)
Dun & Bradstreet Holdings, Inc.	231,522	2,868,558
Equifax, Inc.	16,867	2,891,510
TransUnion	29,730	1,768,638
Verisk Analytics, Inc.	25,025	4,267,513

		11,796,219

Total Industrials		14,785,583

Information Technology (58.5%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	15,431	1,742,006

IT Services (22.5%)
Accenture plc, Class A	42,451	10,922,642
Endava plc (ADR)*	50,432	4,066,332
Fidelity National Information Services, Inc.	112,147	8,474,949
FleetCor Technologies, Inc.*	33,520	5,905,218
Gartner, Inc.*	13,695	3,789,270
Global Payments, Inc.	138,166	14,928,836
Mastercard, Inc., Class A	83,186	23,653,107
Nuvei Corp. (Non-Voting)(m)*	31,172	843,203
Paya Holdings, Inc.*	585,247	3,575,859
PayPal Holdings, Inc.*	93,122	8,015,011
Shopify, Inc., Class A*	49,675	1,338,245
TaskUS, Inc., Class A*	87,153	1,403,163
Thoughtworks Holding, Inc.*	234,744	2,462,465
Visa, Inc., Class A	54,909	9,754,584
WEX, Inc.*	56,861	7,217,935

		106,350,819

Semiconductors & Semiconductor Equipment (6.6%)
Advanced Micro Devices, Inc.*	98,690	6,252,998
KLA Corp.	17,555	5,312,670
Lam Research Corp.	10,082	3,690,012
Marvell Technology, Inc.	140,192	6,015,639
Micron Technology, Inc.	4,840	242,484
NVIDIA Corp.	81,073	9,841,451

		31,355,254

Software (27.7%)
Adobe, Inc.*	41,258	11,354,202
Asana, Inc., Class A*	7,449	165,591
Atlassian Corp. plc, Class A*	11,683	2,460,323
Avalara, Inc.*	19,980	1,834,164
Black Knight, Inc.*	86,740	5,614,680
Constellation Software, Inc.	3,113	4,331,608
Descartes Systems Group, Inc. (The)*	62,709	3,981,762
Freshworks, Inc., Class A*	33,983	440,759
HubSpot, Inc.*	7,442	2,010,233
Intuit, Inc.	30,985	12,001,110
Microsoft Corp.	260,962	60,778,050
Palo Alto Networks, Inc.*	5,747	941,301
Paycor HCM, Inc.*	62,146	1,837,036
Q2 Holdings, Inc.*	39,358	1,267,328
Qualtrics International, Inc., Class A*	43,896	446,861
Rakus Co. Ltd.	65,300	602,229
RingCentral, Inc., Class A*	27,201	1,086,952
Salesforce, Inc.*	67,464	9,704,022
ServiceNow, Inc.*	21,950	8,288,539
Topicus.com, Inc.*	38,711	1,861,356

		131,008,106

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	45,510	6,289,482

Total Information Technology		276,745,667

Real Estate (0.2%)
Equity Real Estate Investment Trusts (REITs) (0.2%)
SBA Communications Corp. (REIT)	3,362	956,993

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Total Real Estate		$956,993

Total Common Stocks (96.1%) (Cost $452,403,424)		454,561,785

SHORT-TERM INVESTMENT:
Investment Company (3.1%)
JPMorgan Prime Money Market Fund, IM Shares	14,861,557	14,867,502

Total Short-Term Investment (3.1%) (Cost $14,867,502)		14,867,502

Total Investments in Securities (99.2%) (Cost $467,270,926)		469,429,287
Other Assets Less Liabilities (0.8%)		3,910,570

Net Assets (100%)		$473,339,857

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $843,203 or 0.2% of net assets.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$62,315,724	$3,647,376	$—	$65,963,100
Consumer Discretionary	59,602,607	—	—	59,602,607
Financials	33,632,277	—	—	33,632,277
Health Care	2,875,558	—	—	2,875,558
Industrials	11,796,219	2,989,364	—	14,785,583
Information Technology	276,143,438	602,229	—	276,745,667
Real Estate	956,993	—	—	956,993
Short-Term Investment
Investment Company	14,867,502	—	—	14,867,502

Total Assets	$462,190,318	$7,238,969	$—	$469,429,287

Total Liabilities	$—	$—	$—	$—

Total	$462,190,318	$7,238,969	$—	$469,429,287

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,303,348
Aggregate gross unrealized depreciation	(68,289,822)

Net unrealized appreciation	$2,013,526

Federal income tax cost of investments in securities and derivative instruments, if applicable	$467,415,761

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.1%)
Diversified Telecommunication Services (2.9%)
Cellnex Telecom SA(m)	158,048	$4,872,836
Hellenic Telecommunications Organization SA	76,013	1,104,113

		5,976,949

Media (1.4%)
Charter Communications, Inc., Class A*	9,547	2,896,082

Wireless Telecommunication Services (0.8%)
Rogers Communications, Inc., Class B	39,499	1,521,513

Total Communication Services		10,394,544

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
SBA Communications Corp. (REIT)	8,159	2,322,459

Total Real Estate		2,322,459

Utilities (89.9%)
Electric Utilities (57.1%)
ALLETE, Inc.	32,269	1,615,064
Alliant Energy Corp.	58,293	3,088,946
American Electric Power Co., Inc.	78,114	6,752,955
CLP Holdings Ltd.	162,500	1,224,538
Constellation Energy Corp.	72,854	6,060,724
Duke Energy Corp.	18,425	1,713,894
Edison International	105,021	5,942,088
EDP - Energias de Portugal SA	554,040	2,398,513
Enel SpA	947,608	3,883,320
Energisa SA	135,500	1,054,490
Entergy Corp.	43,956	4,423,292
Equatorial Energia SA	224,300	1,116,853
Evergy, Inc.	70,993	4,216,984
Exelon Corp.	172,600	6,465,596
FirstEnergy Corp.	113,845	4,212,265
Iberdrola SA	628,081	5,838,878
NextEra Energy, Inc.	315,127	24,709,108
PG&E Corp.*	806,661	10,083,263
Pinnacle West Capital Corp.	35,812	2,310,232
Portland General Electric Co.	22,364	971,939
PPL Corp.	177,076	4,488,877
Southern Co. (The)	129,929	8,835,172
SSE plc	256,180	4,343,545

		115,750,536

Gas Utilities (2.9%)
Atmos Energy Corp.	36,651	3,732,904
China Resources Gas Group Ltd.	357,000	1,126,823
UGI Corp.	31,885	1,030,842

		5,890,569

Independent Power and Renewable Electricity Producers (8.0%)
AES Corp. (The)	174,977	3,954,480
EDP Renovaveis SA	288,552	5,930,481
RWE AG	150,913	5,552,808
Vistra Corp.	38,676	812,196

		16,249,965

Multi-Utilities (21.9%)
Ameren Corp.	55,473	4,468,350
CenterPoint Energy, Inc.	132,766	3,741,346
Dominion Energy, Inc.	138,930	9,601,452
DTE Energy Co.	56,441	6,493,537
E.ON SE	375,399	2,905,359
National Grid plc	199,016	2,053,813
Public Service Enterprise Group, Inc.	71,898	4,042,825
Sempra Energy	73,565	11,030,336

		44,337,018

Total Utilities		182,228,088

Total Common Stocks (96.2%) (Cost $176,929,385)		194,945,091

CONVERTIBLE PREFERRED STOCKS:
Utilities (0.5%)
Electric Utilities (0.2%)
NextEra Energy, Inc.
5.279%	10,600	527,668

Multi-Utilities (0.3%)
DTE Energy Co.
6.250%	10,550	528,977

Total Convertible Preferred Stocks (0.5%) (Cost $896,325)		1,056,645

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares	226,888	226,979

Total Short-Term Investment (0.1%) (Cost $226,979)		226,979

Total Investments in Securities (96.8%) (Cost $178,052,689)		196,228,715
Other Assets Less Liabilities (3.2%)		6,511,880

Net Assets (100%)		$202,740,595

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $4,872,836 or 2.4% of net assets.

Glossary:

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets
Brazil	1.1%
Canada	0.7
China	0.6
Germany	4.2
Greece	0.5
Hong Kong	0.6
Italy	1.9
Portugal	1.2
Spain	8.2
United Kingdom	3.2
United States	74.6
Cash and Other	3.2

100.0%

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,479,246	CAD	1,916,098	Merrill Lynch International	10/21/2022	92,189
USD	24,888,404	EUR	24,538,606	BNP Paribas	10/21/2022	810,571
USD	157,892	EUR	154,155	Brown Brothers Harriman & Co.	10/21/2022	6,631
USD	291,277	EUR	284,698	HSBC Bank plc	10/21/2022	11,925
USD	110,514	EUR	107,911	Merrill Lynch International	10/21/2022	4,629
USD	560,490	EUR	547,305	State Street Bank & Trust	10/21/2022	23,462
USD	5,323,375	GBP	4,479,014	BNP Paribas	10/21/2022	320,449
USD	451,479	GBP	395,637	Merrill Lynch International	10/21/2022	9,564
USD	26,456	GBP	21,967	State Street Bank & Trust	10/21/2022	1,920

Total unrealized appreciation						1,281,340

CAD	225,949	USD	170,085	Brown Brothers Harriman & Co.	10/21/2022	(6,521)
CAD	9,987	USD	7,712	Merrill Lynch International	10/21/2022	(482)
CAD	258,805	USD	200,397	State Street Bank & Trust	10/21/2022	(13,049)
EUR	186,369	USD	190,225	Brown Brothers Harriman & Co.	10/21/2022	(7,355)
EUR	154,883	USD	156,149	HSBC Bank plc	10/21/2022	(4,175)
EUR	204,834	USD	210,270	Morgan Stanley	10/21/2022	(9,282)
EUR	836,663	USD	861,519	State Street Bank & Trust	10/21/2022	(40,567)
GBP	47,071	USD	56,376	Brown Brothers Harriman & Co.	10/21/2022	(3,799)
GBP	526,393	USD	631,165	HSBC Bank plc	10/21/2022	(43,200)
GBP	24,342	USD	28,812	Merrill Lynch International	10/21/2022	(1,622)

Total unrealized depreciation						(130,052)

Net unrealized appreciation						1,151,288

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,417,595	$5,976,949	$—	$10,394,544
Real Estate	2,322,459	—	—	2,322,459
Utilities	146,970,010	35,258,078	—	182,228,088
Convertible Preferred Stocks
Utilities	1,056,645	—	—	1,056,645
Forward Currency Contracts	—	1,281,340	—	1,281,340
Short-Term Investment
Investment Company	226,979	—	—	226,979

Total Assets	$154,993,688	$42,516,367	$—	$197,510,055

Liabilities:
Forward Currency Contracts	$—	$(130,052)	$—	$(130,052)

Total Liabilities	$—	$(130,052)	$—	$(130,052)

Total	$154,993,688	$42,386,315	$—	$197,380,003

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,053,397
Aggregate gross unrealized depreciation	(10,261,277)

Net unrealized appreciation	$18,792,120

Federal income tax cost of investments in securities and derivative instruments, if applicable	$178,587,883

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.8%)
Diversified Telecommunication Services (0.6%)
Frontier Communications Parent, Inc.*	226,179	$5,299,374
Iridium Communications, Inc.*	128,401	5,697,152

		10,996,526

Entertainment (0.1%)
World Wrestling Entertainment, Inc., Class A	43,732	3,068,675

Interactive Media & Services (0.3%)
TripAdvisor, Inc.*	105,347	2,326,062
Ziff Davis, Inc.*	47,721	3,267,934

		5,593,996

Media (0.8%)
Cable One, Inc.	4,934	4,208,948
John Wiley & Sons, Inc., Class A	43,464	1,632,508
New York Times Co. (The), Class A	167,329	4,810,709
TEGNA, Inc.	225,619	4,665,801

		15,317,966

Total Communication Services		34,977,163

Consumer Discretionary (13.5%)
Auto Components (1.4%)
Adient plc*	95,877	2,660,587
Dana, Inc.	129,018	1,474,676
Fox Factory Holding Corp.*	42,738	3,379,721
Gentex Corp.	237,773	5,668,508
Goodyear Tire & Rubber Co. (The)*	285,982	2,885,558
Lear Corp.	60,040	7,186,188
Visteon Corp.*	28,438	3,016,134

		26,271,372

Automobiles (0.4%)
Harley-Davidson, Inc.	134,502	4,691,430
Thor Industries, Inc.	55,144	3,858,977

		8,550,407

Diversified Consumer Services (1.1%)
Graham Holdings Co., Class B	3,922	2,109,958
Grand Canyon Education, Inc.*	32,322	2,658,484
H&R Block, Inc.	161,388	6,865,445
Service Corp. International	159,447	9,206,470

		20,840,357

Hotels, Restaurants & Leisure (2.7%)
Boyd Gaming Corp.	82,113	3,912,685
Choice Hotels International, Inc.	29,332	3,212,441
Churchill Downs, Inc.	33,547	6,177,680
Cracker Barrel Old Country Store, Inc.(x)	23,045	2,133,506
Light & Wonder, Inc.*	95,390	4,090,323
Marriott Vacations Worldwide Corp.	39,728	4,841,254
Papa John’s International, Inc.	32,527	2,277,215
Penn Entertainment, Inc.*	160,345	4,411,091
Texas Roadhouse, Inc.	67,604	5,899,125
Travel + Leisure Co.	84,767	2,892,250
Wendy’s Co. (The)	172,157	3,217,614
Wingstop, Inc.	30,250	3,793,955
Wyndham Hotels & Resorts, Inc.	91,341	5,603,771

		52,462,910

Household Durables (1.3%)
Helen of Troy Ltd.*	24,237	2,337,416
KB Home	85,433	2,214,423
Leggett & Platt, Inc.	134,110	4,455,134
Taylor Morrison Home Corp., Class A*	114,936	2,680,308
Tempur Sealy International, Inc.	174,130	4,203,498
Toll Brothers, Inc.	108,130	4,541,460
TopBuild Corp.*	32,743	5,395,392

		25,827,631

Leisure Products (1.2%)
Brunswick Corp.	75,205	4,922,167
Mattel, Inc.*	357,224	6,765,823
Polaris, Inc.	56,612	5,414,938
Topgolf Callaway Brands Corp.*	140,135	2,699,000
YETI Holdings, Inc.*	87,145	2,485,375

		22,287,303

Multiline Retail (0.7%)
Kohl’s Corp.	129,905	3,267,111
Macy’s, Inc.	272,765	4,274,228
Nordstrom, Inc.(x)	113,669	1,901,682
Ollie’s Bargain Outlet Holdings, Inc.*	58,774	3,032,738

		12,475,759

Specialty Retail (2.9%)
AutoNation, Inc.*	39,063	3,979,348
Dick’s Sporting Goods, Inc.(x)	57,547	6,021,718
Five Below, Inc.*	56,114	7,725,214
Foot Locker, Inc.	81,236	2,528,877
GameStop Corp., Class A(x)*	255,589	6,422,952
Gap, Inc. (The)	215,820	1,771,882
Lithia Motors, Inc., Class A	27,836	5,972,214
Murphy USA, Inc.	21,725	5,972,420
RH*	20,216	4,974,551
Victoria’s Secret & Co.*	84,013	2,446,458
Williams-Sonoma, Inc.	69,536	8,194,818

		56,010,452

Textiles, Apparel & Luxury Goods (1.8%)
Capri Holdings Ltd.*	139,585	5,365,647
Carter’s, Inc.	39,434	2,584,110
Columbia Sportswear Co.	35,790	2,408,667
Crocs, Inc.*	62,343	4,280,470
Deckers Outdoor Corp.*	26,829	8,387,014
Hanesbrands, Inc.	352,864	2,455,933
PVH Corp.	67,714	3,033,587
Skechers USA, Inc., Class A*	136,398	4,326,545
Under Armour, Inc., Class A*	190,810	1,268,887
Under Armour, Inc., Class C*	201,847	1,203,008

		35,313,868

Total Consumer Discretionary		260,040,059

Consumer Staples (4.0%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	9,617	3,112,542
Celsius Holdings, Inc.*	40,540	3,676,167
Coca-Cola Consolidated, Inc.	4,655	1,916,603

		8,705,312

Food & Staples Retailing (1.6%)
BJ’s Wholesale Club Holdings, Inc.*	136,701	9,953,200
Casey’s General Stores, Inc.	37,669	7,628,726
Grocery Outlet Holding Corp.*	89,198	2,969,401
Performance Food Group Co.*	156,744	6,732,155
Sprouts Farmers Market, Inc.*	108,663	3,015,398

		30,298,880

Food Products (1.5%)
Darling Ingredients, Inc.*	162,175	10,727,876
Flowers Foods, Inc.	195,127	4,817,686
Ingredion, Inc.	66,257	5,335,014
Lancaster Colony Corp.	20,039	3,011,461
Pilgrim’s Pride Corp.*	45,929	1,057,285
Post Holdings, Inc.*	54,991	4,504,313

		29,453,635

Household Products (0.1%)
Energizer Holdings, Inc.	67,012	1,684,682

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.4%)
BellRing Brands, Inc.*	136,966	$2,822,869
Coty, Inc., Class A*	364,908	2,306,219
Nu Skin Enterprises, Inc., Class A	50,947	1,700,101

		6,829,189

Total Consumer Staples		76,971,698

Energy (3.9%)
Energy Equipment & Services (0.5%)
ChampionX Corp.	205,214	4,016,038
NOV, Inc.	397,217	6,426,971

		10,443,009

Oil, Gas & Consumable Fuels (3.4%)
Antero Midstream Corp.	338,685	3,109,128
CNX Resources Corp.*	191,581	2,975,253
DT Midstream, Inc.	97,821	5,075,932
Equitrans Midstream Corp.	437,645	3,273,585
HF Sinclair Corp.	146,918	7,910,065
Matador Resources Co.	113,473	5,551,099
Murphy Oil Corp.	147,768	5,197,001
PDC Energy, Inc.	97,390	5,628,168
Range Resources Corp.	250,570	6,329,398
Southwestern Energy Co.*	1,126,831	6,896,206
Targa Resources Corp.	229,104	13,824,135

		65,769,970

Total Energy		76,212,979

Financials (15.5%)
Banks (7.5%)
Associated Banc-Corp.	151,994	3,052,039
Bank of Hawaii Corp.	40,635	3,093,136
Bank OZK	112,459	4,448,878
Cadence Bank	184,513	4,688,475
Cathay General Bancorp	75,258	2,894,423
Commerce Bancshares, Inc.	110,320	7,298,771
Cullen/Frost Bankers, Inc.	64,849	8,574,335
East West Bancorp, Inc.	142,502	9,567,584
First Financial Bankshares, Inc.	131,172	5,486,925
First Horizon Corp.	542,642	12,426,502
FNB Corp.	354,678	4,114,265
Fulton Financial Corp.	169,238	2,673,960
Glacier Bancorp, Inc.	112,010	5,503,051
Hancock Whitney Corp.	86,679	3,970,765
Home BancShares, Inc.	192,854	4,341,144
International Bancshares Corp.	53,500	2,273,750
Old National Bancorp	296,185	4,878,167
PacWest Bancorp	119,096	2,691,570
Pinnacle Financial Partners, Inc.	77,276	6,267,084
Prosperity Bancshares, Inc.	92,238	6,150,430
Synovus Financial Corp.	147,004	5,514,120
Texas Capital Bancshares, Inc.*	50,445	2,977,768
UMB Financial Corp.	43,964	3,705,726
Umpqua Holdings Corp.	219,491	3,751,101
United Bankshares, Inc.	136,094	4,865,360
Valley National Bancorp	424,977	4,589,752
Washington Federal, Inc.	66,058	1,980,419
Webster Financial Corp.	177,810	8,037,012
Wintrust Financial Corp.	61,419	5,008,719

		144,825,231

Capital Markets (1.8%)
Affiliated Managers Group, Inc.	38,656	4,323,674
Evercore, Inc., Class A	36,417	2,995,298
Federated Hermes, Inc., Class B	85,628	2,835,999
Interactive Brokers Group, Inc., Class A	104,000	6,646,640
Janus Henderson Group plc	134,016	2,721,865
Jefferies Financial Group, Inc.	188,053	5,547,564
SEI Investments Co.	104,129	5,107,527
Stifel Financial Corp.	107,337	5,571,864

		35,750,431

Consumer Finance (0.5%)
Bread Financial Holdings, Inc.	50,406	1,585,269
FirstCash Holdings, Inc.	38,527	2,825,955
Navient Corp.	111,909	1,643,943
SLM Corp.	254,209	3,556,384

		9,611,551

Diversified Financial Services (0.3%)
Voya Financial, Inc.(x)	99,020	5,990,710

Insurance (4.4%)
Alleghany Corp.*	13,606	11,420,468
American Financial Group, Inc.	70,618	8,681,071
Brighthouse Financial, Inc.*	72,624	3,153,334
CNO Financial Group, Inc.	115,684	2,078,842
First American Financial Corp.	105,333	4,855,851
Hanover Insurance Group, Inc. (The)	36,035	4,617,525
Kemper Corp.	64,570	2,664,158
Kinsale Capital Group, Inc.	21,772	5,561,004
Old Republic International Corp.	290,541	6,081,023
Primerica, Inc.	37,874	4,675,545
Reinsurance Group of America, Inc.	67,760	8,524,886
RenaissanceRe Holdings Ltd.	44,196	6,204,677
RLI Corp.	40,832	4,180,380
Selective Insurance Group, Inc.	61,008	4,966,051
Unum Group	190,113	7,376,384

		85,041,199

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
Annaly Capital Management, Inc. (REIT)(x)	435,922	7,480,422

Thrifts & Mortgage Finance (0.6%)
Essent Group Ltd.	108,907	3,797,587
MGIC Investment Corp.	306,851	3,933,830
New York Community Bancorp, Inc.(x)	471,388	4,020,940

		11,752,357

Total Financials		300,451,901

Health Care (10.3%)
Biotechnology (1.8%)
Arrowhead Pharmaceuticals, Inc.*	107,039	3,537,639
Exelixis, Inc.*	325,449	5,103,040
Halozyme Therapeutics, Inc.*	139,328	5,509,029
Neurocrine Biosciences, Inc.*	96,714	10,271,994
United Therapeutics Corp.*	46,028	9,637,343

		34,059,045

Health Care Equipment & Supplies (3.8%)
Enovis Corp.(x)*	48,170	2,219,192
Envista Holdings Corp.*	165,228	5,421,131
Globus Medical, Inc., Class A*	77,903	4,640,682
Haemonetics Corp.*	51,894	3,841,713
ICU Medical, Inc.*	20,301	3,057,331
Inari Medical, Inc.*	48,591	3,529,650
Integra LifeSciences Holdings Corp.*	73,465	3,111,977
LivaNova plc*	54,148	2,749,094
Masimo Corp.*	48,871	6,898,630
Neogen Corp.*	221,461	3,093,810
NuVasive, Inc.*	52,646	2,306,421
Omnicell, Inc.*	44,787	3,897,813
Penumbra, Inc.*	38,314	7,264,334
QuidelOrtho Corp.*	54,841	3,920,035
Shockwave Medical, Inc.*	36,331	10,102,561
STAAR Surgical Co.*	48,578	3,427,178

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Tandem Diabetes Care, Inc.*	64,943	$3,107,523

		72,589,075

Health Care Providers & Services (2.6%)
Acadia Healthcare Co., Inc.*	91,862	7,181,771
Amedisys, Inc.*	32,808	3,175,486
Chemed Corp.	15,073	6,580,269
Encompass Health Corp.	100,899	4,563,662
HealthEquity, Inc.*	85,316	5,730,676
LHC Group, Inc.*	31,377	5,135,160
Option Care Health, Inc.*	156,319	4,919,359
Patterson Cos., Inc.	87,602	2,104,200
Progyny, Inc.*	75,424	2,795,213
R1 RCM, Inc.*	138,847	2,572,835
Tenet Healthcare Corp.*	109,102	5,627,481

		50,386,112

Life Sciences Tools & Services (1.4%)
Azenta, Inc.	75,863	3,251,488
Bruker Corp.	101,866	5,405,010
Medpace Holdings, Inc.*	25,391	3,990,703
Repligen Corp.*	52,187	9,764,710
Sotera Health Co.*	100,129	682,880
Syneos Health, Inc.*	103,807	4,894,500

		27,989,291

Pharmaceuticals (0.7%)
Jazz Pharmaceuticals plc*	63,386	8,448,720
Perrigo Co. plc	136,131	4,854,431

		13,303,151

Total Health Care		198,326,674

Industrials (18.7%)
Aerospace & Defense (1.3%)
Axon Enterprise, Inc.*	68,283	7,903,757
Curtiss-Wright Corp.	38,827	5,403,165
Hexcel Corp.	85,047	4,398,631
Mercury Systems, Inc.*	58,321	2,367,833
Woodward, Inc.	60,840	4,883,018

		24,956,404

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	119,948	4,205,377

Airlines (0.1%)
JetBlue Airways Corp.*	327,494	2,171,285

Building Products (2.4%)
Builders FirstSource, Inc.*	157,829	9,299,285
Carlisle Cos., Inc.	52,305	14,666,845
Lennox International, Inc.	32,605	7,260,155
Owens Corning	97,321	7,650,404
Simpson Manufacturing Co., Inc.	43,651	3,422,238
Trex Co., Inc.*	111,502	4,899,398

		47,198,325

Commercial Services & Supplies (1.5%)
Brink’s Co. (The)	47,774	2,314,173
Clean Harbors, Inc.*	50,881	5,595,892
IAA, Inc.*	135,250	4,307,712
MillerKnoll, Inc.	76,695	1,196,442
MSA Safety, Inc.	37,192	4,064,342
Stericycle, Inc.*	93,216	3,925,326
Tetra Tech, Inc.	53,918	6,930,081

		28,333,968

Construction & Engineering (1.9%)
AECOM	141,220	9,655,211
Dycom Industries, Inc.*	29,884	2,854,819
EMCOR Group, Inc.	49,903	5,762,798
Fluor Corp.*	143,680	3,576,195
MasTec, Inc.*	57,787	3,669,475
MDU Resources Group, Inc.	205,637	5,624,172
Valmont Industries, Inc.	21,591	5,799,774

		36,942,444

Electrical Equipment (2.3%)
Acuity Brands, Inc.	33,081	5,209,265
EnerSys	41,115	2,391,659
Hubbell, Inc.	54,281	12,104,663
nVent Electric plc	168,359	5,321,828
Regal Rexnord Corp.	67,225	9,435,701
SunPower Corp.(x)*	86,264	1,987,523
Sunrun, Inc.*	214,488	5,917,724
Vicor Corp.*	22,486	1,329,822

		43,698,185

Machinery (4.3%)
AGCO Corp.	62,612	6,021,396
Chart Industries, Inc.*	36,267	6,685,821
Crane Holdings Co.	48,219	4,221,091
Donaldson Co., Inc.	124,947	6,123,653
Esab Corp.	46,146	1,539,431
Flowserve Corp.	132,162	3,211,537
Graco, Inc.	171,017	10,252,469
ITT, Inc.	83,630	5,464,384
Kennametal, Inc.	82,253	1,692,767
Lincoln Electric Holdings, Inc.	58,570	7,363,420
Middleby Corp. (The)*	54,490	6,983,983
Oshkosh Corp.	66,107	4,646,661
Terex Corp.	68,562	2,039,034
Timken Co. (The)	67,588	3,990,396
Toro Co. (The)	105,746	9,144,914
Watts Water Technologies, Inc., Class A	27,611	3,471,531

		82,852,488

Marine (0.2%)
Kirby Corp.*	60,573	3,681,021

Professional Services (1.8%)
ASGN, Inc.*	50,764	4,587,543
CACI International, Inc., Class A*	23,680	6,181,901
FTI Consulting, Inc.*	34,928	5,787,919
Insperity, Inc.	36,146	3,690,145
KBR, Inc.	140,607	6,077,034
ManpowerGroup, Inc.	52,324	3,384,840
Science Applications International Corp.	56,310	4,979,493

		34,688,875

Road & Rail (1.7%)
Avis Budget Group, Inc.*	29,164	4,329,688
Knight-Swift Transportation Holdings, Inc.	162,471	7,949,706
Landstar System, Inc.	36,836	5,318,014
Ryder System, Inc.	51,770	3,908,117
Saia, Inc.*	26,709	5,074,710
Werner Enterprises, Inc.	59,642	2,242,539
XPO Logistics, Inc.*	116,333	5,179,145

		34,001,919

Trading Companies & Distributors (1.0%)
GATX Corp.	35,697	3,039,599
MSC Industrial Direct Co., Inc., Class A	47,863	3,484,905
Univar Solutions, Inc.*	168,669	3,835,533
Watsco, Inc.	33,580	8,645,507

		19,005,544

Total Industrials		361,735,835

Information Technology (12.6%)
Communications Equipment (0.9%)
Calix, Inc.*	57,398	3,509,314
Ciena Corp.*	151,388	6,120,617

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Lumentum Holdings, Inc.(x)*	69,776	$4,784,540
Viasat, Inc.*	76,402	2,309,632

		16,724,103

Electronic Equipment, Instruments & Components (3.0%)
Arrow Electronics, Inc.*	64,893	5,982,486
Avnet, Inc.	95,732	3,457,840
Belden, Inc.	44,014	2,641,720
Cognex Corp.	175,346	7,268,092
Coherent Corp.*	131,084	4,568,277
IPG Photonics Corp.*	33,510	2,826,568
Jabil, Inc.	139,101	8,027,519
Littelfuse, Inc.	25,033	4,973,807
National Instruments Corp.	133,803	5,049,725
Novanta, Inc.*	36,044	4,168,489
TD SYNNEX Corp.	42,647	3,462,510
Vishay Intertechnology, Inc.	132,149	2,350,931
Vontier Corp.	159,719	2,668,904

		57,446,868

IT Services (2.0%)
Concentrix Corp.	43,157	4,817,616
Euronet Worldwide, Inc.*	47,631	3,608,524
ExlService Holdings, Inc.*	33,544	4,943,044
Genpact Ltd.	170,703	7,471,670
Kyndryl Holdings, Inc.*	206,381	1,706,771
Maximus, Inc.	61,232	3,543,496
Sabre Corp.(x)*	331,875	1,709,156
Western Union Co. (The)	390,090	5,266,215
WEX, Inc.*	44,671	5,670,537

		38,737,029

Semiconductors & Semiconductor Equipment (3.4%)
Amkor Technology, Inc.	101,512	1,730,779
Cirrus Logic, Inc.*	56,569	3,891,947
First Solar, Inc.*	100,248	13,259,803
Lattice Semiconductor Corp.*	138,860	6,833,301
MACOM Technology Solutions Holdings, Inc.*	51,672	2,676,093
MKS Instruments, Inc.	57,825	4,778,658
Power Integrations, Inc.	57,824	3,719,240
Semtech Corp.*	64,191	1,887,857
Silicon Laboratories, Inc.*	34,608	4,272,011
SiTime Corp.*	16,144	1,271,017
Synaptics, Inc.(x)*	40,066	3,966,935
Universal Display Corp.	43,939	4,145,645
Wolfspeed, Inc.*	125,025	12,922,584

		65,355,870

Software (3.2%)
ACI Worldwide, Inc.*	115,329	2,410,376
Aspen Technology, Inc.*	29,263	6,970,447
Blackbaud, Inc.*	45,046	1,984,727
CommVault Systems, Inc.*	45,311	2,403,295
Dynatrace, Inc.*	203,399	7,080,319
Envestnet, Inc.*	55,817	2,478,275
Fair Isaac Corp.*	25,537	10,521,499
Manhattan Associates, Inc.*	63,424	8,437,295
NCR Corp.*	138,439	2,631,725
Paylocity Holding Corp.*	41,365	9,992,957
Qualys, Inc.*	35,304	4,921,025
Teradata Corp.*	103,955	3,228,842

		63,060,782

Technology Hardware, Storage & Peripherals (0.1%)
Xerox Holdings Corp.	113,269	1,481,559

Total Information Technology		242,806,211

Materials (6.5%)
Chemicals (2.3%)
Ashland, Inc.	50,368	4,783,449
Avient Corp.	86,442	2,619,193
Cabot Corp.	56,932	3,637,386
Chemours Co. (The)	156,882	3,867,141
Ingevity Corp.*	36,168	2,192,866
NewMarket Corp.	6,987	2,101,899
Olin Corp.	136,502	5,853,206
RPM International, Inc.	130,459	10,868,539
Scotts Miracle-Gro Co. (The)	40,901	1,748,518
Sensient Technologies Corp.	42,510	2,947,643
Valvoline, Inc.	179,010	4,536,113

		45,155,953

Construction Materials (0.2%)
Eagle Materials, Inc.	38,109	4,084,523

Containers & Packaging (0.9%)
AptarGroup, Inc.	66,071	6,278,727
Greif, Inc., Class A	26,927	1,604,041
Silgan Holdings, Inc.	84,706	3,561,040
Sonoco Products Co.	98,602	5,593,692

		17,037,500

Metals & Mining (2.9%)
Alcoa Corp.	181,947	6,124,336
Cleveland-Cliffs, Inc.*	523,112	7,046,319
Commercial Metals Co.	121,844	4,323,025
MP Materials Corp.*	93,352	2,548,510
Reliance Steel & Aluminum Co.	60,972	10,634,127
Royal Gold, Inc.	66,377	6,227,490
Steel Dynamics, Inc.	175,430	12,446,758
United States Steel Corp.	239,893	4,346,861
Worthington Industries, Inc.	30,549	1,165,139

		54,862,565

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	74,702	3,823,995

Total Materials		124,964,536

Real Estate (8.0%)
Equity Real Estate Investment Trusts (REITs) (7.6%)
Apartment Income REIT Corp. (REIT)	155,920	6,021,630
Brixmor Property Group, Inc. (REIT)	303,037	5,597,093
Corporate Office Properties Trust (REIT)	113,687	2,640,949
Cousins Properties, Inc. (REIT)	153,136	3,575,726
Douglas Emmett, Inc. (REIT)	177,760	3,187,237
EastGroup Properties, Inc. (REIT)	44,056	6,359,043
EPR Properties (REIT)	75,858	2,720,268
First Industrial Realty Trust, Inc. (REIT)	133,556	5,984,644
Healthcare Realty Trust, Inc. (REIT)	384,826	8,023,622
Highwoods Properties, Inc. (REIT)	106,367	2,867,654
Independence Realty Trust, Inc. (REIT)	224,316	3,752,807
JBG SMITH Properties (REIT)	100,639	1,869,873
Kilroy Realty Corp. (REIT)	106,366	4,479,072
Kite Realty Group Trust (REIT)	221,577	3,815,556
Lamar Advertising Co. (REIT), Class A	88,094	7,266,874
Life Storage, Inc. (REIT)	85,333	9,451,483
Macerich Co. (The) (REIT)	217,190	1,724,489
Medical Properties Trust, Inc. (REIT)	605,732	7,183,981
National Retail Properties, Inc. (REIT)	179,103	7,139,046
National Storage Affiliates Trust (REIT)	86,298	3,588,271
Omega Healthcare Investors, Inc. (REIT)	236,742	6,981,521

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Park Hotels & Resorts, Inc. (REIT)	227,370	$2,560,186
Pebblebrook Hotel Trust (REIT)	132,929	1,928,800
Physicians Realty Trust (REIT)	228,865	3,442,130
PotlatchDeltic Corp. (REIT)	81,505	3,344,965
Rayonier, Inc. (REIT)	148,068	4,437,598
Rexford Industrial Realty, Inc. (REIT)	172,990	8,995,480
Sabra Health Care REIT, Inc. (REIT)	233,565	3,064,373
SL Green Realty Corp. (REIT)(x)	65,024	2,611,364
Spirit Realty Capital, Inc. (REIT)	137,874	4,985,524
STORE Capital Corp. (REIT)	268,713	8,418,778

		148,020,037

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	48,457	7,320,399

Total Real Estate		155,340,436

Utilities (3.9%)
Electric Utilities (1.4%)
ALLETE, Inc.	57,713	2,888,536
Hawaiian Electric Industries, Inc.	110,699	3,836,827
IDACORP, Inc.	51,127	5,062,084
OGE Energy Corp.	202,453	7,381,437
PNM Resources, Inc.(x)	86,800	3,969,364
Portland General Electric Co.	90,246	3,922,091

		27,060,339

Gas Utilities (1.4%)
National Fuel Gas Co.	92,504	5,693,621
New Jersey Resources Corp.	97,310	3,765,897
ONE Gas, Inc.	54,746	3,853,571
Southwest Gas Holdings, Inc.	62,339	4,348,145
Spire, Inc.	53,083	3,308,664
UGI Corp.	211,734	6,845,360

		27,815,258

Independent Power and Renewable Electricity Producers (0.2%)
Ormat Technologies, Inc.(x)	45,250	3,900,550

Multi-Utilities (0.4%)
Black Hills Corp.	65,811	4,457,379
NorthWestern Corp.	56,781	2,798,168

		7,255,547

Water Utilities (0.5%)
Essential Utilities, Inc.	241,162	9,979,283

Total Utilities		76,010,977

Total Common Stocks (98.7%) (Cost $1,485,311,444)		1,907,838,469

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	4,000,000	4,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.5%)
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001. (xx)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $13,785,469, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $14,057,699. (xx)	13,782,058	13,782,058
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $3,000,763, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $3,061,484. (xx)	3,000,000	3,000,000
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $6,003,733, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $6,576,300. (xx)	6,000,000	6,000,000
Societe Generale SA, 2.96%, dated 9/30/22, due 10/7/22, repurchase price $1,000,576, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 7/31/23-5/31/29; total market value $1,020,000. (xx)	1,000,000	1,000,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $700,179, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $777,745. (xx)	700,000	700,000

Total Repurchase Agreements		29,482,058

Total Short-Term Investments (1.7%) (Cost $33,482,058)		33,482,058

Total Investments in Securities (100.4%) (Cost $1,518,793,502)		1,941,320,527
Other Assets Less Liabilities (-0.4%)		(8,308,942)

Net Assets (100%)		$1,933,011,585

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $41,177,592. This was collateralized by $9,387,998 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/6/22 – 5/15/52 and by cash of $33,482,058 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	104	12/2022	USD	22,965,280	(1,789,346)

					(1,789,346)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$34,977,163	$—	$—	$34,977,163
Consumer Discretionary	260,040,059	—	—	260,040,059
Consumer Staples	76,971,698	—	—	76,971,698
Energy	76,212,979	—	—	76,212,979
Financials	300,451,901	—	—	300,451,901
Health Care	198,326,674	—	—	198,326,674
Industrials	361,735,835	—	—	361,735,835
Information Technology	242,806,211	—	—	242,806,211
Materials	124,964,536	—	—	124,964,536
Real Estate	155,340,436	—	—	155,340,436
Utilities	76,010,977	—	—	76,010,977
Short-Term Investments
Investment Company	4,000,000	—	—	4,000,000
Repurchase Agreements	—	29,482,058	—	29,482,058

Total Assets	$1,911,838,469	$29,482,058	$—	$1,941,320,527

Liabilities:
Futures	$(1,789,346)	$—	$—	$(1,789,346)

Total Liabilities	$(1,789,346)	$—	$—	$(1,789,346)

Total	$1,910,049,123	$29,482,058	$—	$1,939,531,181

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$637,553,688
Aggregate gross unrealized depreciation	(217,727,579)

Net unrealized appreciation	$419,826,109

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,519,705,072

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.0%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Parent, Inc.(x)*	33,030	$773,893
Lumen Technologies, Inc.	138,556	1,008,688

		1,782,581

Entertainment (0.8%)
AMC Entertainment Holdings, Inc., Class A(x)*	69,699	485,802
Electronic Arts, Inc.	35,118	4,063,504
Liberty Media Corp.-Liberty Formula One, Class A*	2,595	136,289
Liberty Media Corp.-Liberty Formula One, Class C*	77,540	4,536,090
Live Nation Entertainment, Inc.*	10,388	789,903
Madison Square Garden Sports Corp., Class A*	1,312	179,298
Playtika Holding Corp.*	1,799	16,893
Roku, Inc.*	11,582	653,225
Take-Two Interactive Software, Inc.*	3,795	413,655
Warner Bros Discovery, Inc.*	84,652	973,498

		12,248,157

Interactive Media & Services (0.3%)
Cargurus, Inc.*	83,449	1,182,472
IAC, Inc.*	10,489	580,881
Match Group, Inc.*	2,495	119,136
Pinterest, Inc., Class A*	62,130	1,447,629
Taboola.com Ltd.(x)*	294,528	533,096
TripAdvisor, Inc.*	12,017	265,335
Twitter, Inc.*	7,038	308,546

		4,437,095

Media (0.8%)
Altice USA, Inc., Class A*	29,080	169,536
Cable One, Inc.(x)	294	250,797
DISH Network Corp., Class A*	34,745	480,523
Fox Corp., Class A	40,668	1,247,694
Fox Corp., Class B	18,744	534,204
Interpublic Group of Cos., Inc. (The)	53,028	1,357,517
Liberty Broadband Corp., Class A*	1,281	95,563
Liberty Broadband Corp., Class C*	8,922	658,443
Liberty Media Corp.-Liberty SiriusXM, Class A(x)*	6,920	263,444
Liberty Media Corp.-Liberty SiriusXM, Class C*	15,471	583,412
New York Times Co. (The), Class A	22,108	635,605
News Corp., Class A	52,049	786,460
News Corp., Class B	17,328	267,198
Nexstar Media Group, Inc., Class A	4,578	763,839
Omnicom Group, Inc.	27,444	1,731,442
Paramount Global, Class A(x)	1,458	31,405
Paramount Global, Class B(x)	77,786	1,481,046
Sirius XM Holdings, Inc.(x)	94,663	540,526

		11,878,654

Total Communication Services		30,346,487

Consumer Discretionary (8.3%)
Auto Components (0.8%)
Aptiv plc*	27,316	2,136,384
BorgWarner, Inc.	98,419	3,090,357
Gentex Corp.	148,846	3,548,489
Lear Corp.	8,025	960,512
QuantumScape Corp.(x)*	34,045	286,318
Visteon Corp.*	20,264	2,149,200

		12,171,260

Automobiles (0.2%)
Harley-Davidson, Inc.	18,552	647,094
Lucid Group, Inc.(x)*	4,508	62,977
Rivian Automotive, Inc., Class A(x)*	70,191	2,309,986
Thor Industries, Inc.	7,366	515,472

		3,535,529

Distributors (0.3%)
Genuine Parts Co.	17,211	2,569,947
LKQ Corp.	34,676	1,634,973

		4,204,920

Diversified Consumer Services (0.2%)
ADT, Inc.	29,050	217,585
Bright Horizons Family Solutions, Inc.*	5,606	323,186
Grand Canyon Education, Inc.*	4,109	337,965
H&R Block, Inc.	3,558	151,357
Mister Car Wash, Inc.(x)*	1,508	12,939
Service Corp. International	20,818	1,202,031
Terminix Global Holdings, Inc.*	16,389	627,535

		2,872,598

Hotels, Restaurants & Leisure (2.2%)
Aramark	31,264	975,437
Boyd Gaming Corp.	10,645	507,234
Caesars Entertainment, Inc.*	8,426	271,823
Carnival Corp.*	129,107	907,622
Darden Restaurants, Inc.	4,465	564,019
Denny’s Corp.*	206,781	1,945,809
Domino’s Pizza, Inc.	1,354	420,011
Hilton Worldwide Holdings, Inc.	10,052	1,212,472
Hyatt Hotels Corp., Class A*	6,685	541,218
Las Vegas Sands Corp.*	27,974	1,049,584
Marriott Vacations Worldwide Corp.	5,177	630,869
MGM Resorts International	44,349	1,318,052
Norwegian Cruise Line Holdings Ltd.(x)*	53,391	606,522
Penn Entertainment, Inc.*	21,326	586,678
Planet Fitness, Inc., Class A*	3,085	177,881
Red Rock Resorts, Inc., Class A	274,608	9,408,070
Royal Caribbean Cruises Ltd.*	29,709	1,125,971
Six Flags Entertainment Corp.*	5,105	90,359
Travel + Leisure Co.	3,521	120,137
Vail Resorts, Inc.	16,438	3,544,690
Wyndham Hotels & Resorts, Inc.	48,602	2,981,733
Wynn Resorts Ltd.*	12,035	758,566
Yum! Brands, Inc.	34,183	3,635,020

		33,379,777

Household Durables (1.3%)
DR Horton, Inc.	20,379	1,372,526
Garmin Ltd.	20,794	1,669,966
Leggett & Platt, Inc.	17,855	593,143
Lennar Corp., Class A	33,876	2,525,456
Lennar Corp., Class B	1,954	116,282
Meritage Homes Corp.*	40,811	2,867,789
Mohawk Industries, Inc.*	7,090	646,537
Newell Brands, Inc.	50,912	707,168
NVR, Inc.*	1,717	6,845,816
PulteGroup, Inc.	18,793	704,738
Tempur Sealy International, Inc.	22,722	548,509
Toll Brothers, Inc.	6,787	285,054
TopBuild Corp.*	690	113,698
Whirlpool Corp.	7,203	971,037

		19,967,719

Internet & Direct Marketing Retail (0.2%)
DoorDash, Inc., Class A*	3,995	197,553
eBay, Inc.	64,605	2,378,110
Wayfair, Inc., Class A(x)*	3,909	127,238

		2,702,901

Leisure Products (0.2%)
Brunswick Corp.	8,266	541,010

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hasbro, Inc.	17,719	$1,194,615
Mattel, Inc.*	25,349	480,110
Peloton Interactive, Inc., Class A(x)*	41,400	286,902
Polaris, Inc.	2,034	194,552

		2,697,189

Multiline Retail (0.3%)
Dollar Tree, Inc.*	19,778	2,691,786
Kohl’s Corp.	17,805	447,796
Macy’s, Inc.	36,395	570,310
Nordstrom, Inc.(x)	2,909	48,667
Ollie’s Bargain Outlet Holdings, Inc.*	7,999	412,748

		4,171,307

Specialty Retail (1.6%)
Advance Auto Parts, Inc.	20,848	3,259,376
AutoNation, Inc.*	5,123	521,880
AutoZone, Inc.*	242	518,347
Bath & Body Works, Inc.	30,901	1,007,373
Best Buy Co., Inc.	18,626	1,179,771
Burlington Stores, Inc.*	14,007	1,567,243
CarMax, Inc.*	19,125	1,262,632
Dick’s Sporting Goods, Inc.(x)	7,199	753,303
Five Below, Inc.*	14,269	1,964,413
GameStop Corp., Class A(x)*	36,204	909,807
Gap, Inc. (The)	28,517	234,125
Leslie’s, Inc.(x)*	1,924	28,302
Lithia Motors, Inc., Class A	3,662	785,682
Monro, Inc.	65,872	2,862,797
O’Reilly Automotive, Inc.*	5,018	3,529,410
Penske Automotive Group, Inc.	3,579	352,281
Petco Health & Wellness Co., Inc.(x)*	11,185	124,825
RH*	1,672	411,429
Ross Stores, Inc.	26,823	2,260,374
Victoria’s Secret & Co.*	3,276	95,397
Williams-Sonoma, Inc.	1,849	217,905

		23,846,672

Textiles, Apparel & Luxury Goods (1.0%)
Capri Holdings Ltd.*	18,176	698,685
Carter’s, Inc.(x)	5,196	340,494
Columbia Sportswear Co.	34,195	2,301,324
Deckers Outdoor Corp.*	440	137,548
Hanesbrands, Inc.(x)	415,466	2,891,643
PVH Corp.	9,291	416,237
Ralph Lauren Corp.	5,716	485,460
Skechers USA, Inc., Class A*	15,228	483,032
Steven Madden Ltd.	96,538	2,574,669
Tapestry, Inc.	29,427	836,610
Under Armour, Inc., Class A*	25,688	170,825
Under Armour, Inc., Class C*	26,999	160,914
VF Corp.	47,151	1,410,286
Wolverine World Wide, Inc.	182,598	2,810,183

		15,717,910

Total Consumer Discretionary		125,267,782

Consumer Staples (3.9%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	82	26,539
Brown-Forman Corp., Class A	2,586	174,710
Brown-Forman Corp., Class B	10,524	700,583
Molson Coors Beverage Co., Class B	23,608	1,132,948

		2,034,780

Food & Staples Retailing (0.7%)
Albertsons Cos., Inc., Class A	22,729	565,043
BJ’s Wholesale Club Holdings, Inc.*	6,855	499,113
Casey’s General Stores, Inc.	4,999	1,012,397
Grocery Outlet Holding Corp.*	11,181	372,215
Kroger Co. (The)	88,461	3,870,169
Performance Food Group Co.*	14,098	605,509
US Foods Holding Corp.*	156,854	4,147,220

		11,071,666

Food Products (2.7%)
Bunge Ltd.	18,898	1,560,408
Cal-Maine Foods, Inc.	132,539	7,367,843
Campbell Soup Co.	26,145	1,231,952
Conagra Brands, Inc.	63,493	2,071,776
Darling Ingredients, Inc.*	20,089	1,328,887
Flowers Foods, Inc.	25,226	622,830
Freshpet, Inc.*	2,786	139,551
Hershey Co. (The)	2,657	585,789
Hormel Foods Corp.	38,670	1,757,165
Ingredion, Inc.	8,896	716,306
J M Smucker Co. (The)	13,924	1,913,297
Kellogg Co.	15,389	1,071,998
Lancaster Colony Corp.	30,354	4,561,599
McCormick & Co., Inc. (Non-Voting)	33,814	2,409,924
Pilgrim’s Pride Corp.*	3,149	72,490
Post Holdings, Inc.*	109,503	8,969,390
Seaboard Corp.	39	132,704
Sovos Brands, Inc.(x)*	133,941	1,907,320
Tyson Foods, Inc., Class A	38,427	2,533,492

		40,954,721

Household Products (0.2%)
Church & Dwight Co., Inc.	17,916	1,279,919
Clorox Co. (The)	2,882	370,020
Reynolds Consumer Products, Inc.(x)	7,121	185,217
Spectrum Brands Holdings, Inc.	5,520	215,446

		2,050,602

Personal Products (0.2%)
BellRing Brands, Inc.*	131,029	2,700,508
Coty, Inc., Class A*	49,115	310,407

		3,010,915

Total Consumer Staples		59,122,684

Energy (3.8%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	128,535	2,694,093
Halliburton Co.	66,301	1,632,331
NOV, Inc.	52,784	854,045

		5,180,469

Oil, Gas & Consumable Fuels (3.4%)
Antero Midstream Corp.	44,197	405,728
Antero Resources Corp.*	13,482	411,605
APA Corp.	43,947	1,502,548
Cheniere Energy, Inc.	14,291	2,371,020
Chesapeake Energy Corp.	16,357	1,540,993
Civitas Resources, Inc.	36,120	2,072,927
Continental Resources, Inc.	1,238	82,711
Coterra Energy, Inc.	460,980	12,040,798
Delek US Holdings, Inc.	36,412	988,222
Devon Energy Corp.	45,353	2,727,076
Diamondback Energy, Inc.	35,288	4,250,792
DT Midstream, Inc.	13,018	675,504
EQT Corp.	49,705	2,025,479
Hess Corp.	8,243	898,405
HF Sinclair Corp.	19,681	1,059,625
Marathon Oil Corp.	192,438	4,345,250
ONEOK, Inc.	53,190	2,725,456
Ovintiv, Inc.	10,258	471,868
PDC Energy, Inc.	5,707	329,807
Phillips 66	65,216	5,264,235
Range Resources Corp.	11,602	293,066

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Southwestern Energy Co.*	139,432	$853,324
Williams Cos., Inc. (The)	165,106	4,726,985

		52,063,424

Total Energy		57,243,893

Financials (16.8%)
Banks (6.9%)
Ameris Bancorp	85,980	3,844,166
Atlantic Union Bankshares Corp.	40,949	1,244,031
Bank of Hawaii Corp.	5,282	402,066
Bank OZK	155,755	6,161,668
BankUnited, Inc.	105,763	3,613,922
BOK Financial Corp.	70,505	6,265,074
Cadence Bank	159,852	4,061,839
Citizens Financial Group, Inc.	65,861	2,262,984
Comerica, Inc.	17,617	1,252,569
Commerce Bancshares, Inc.	14,771	977,249
Cullen/Frost Bankers, Inc.	7,866	1,040,042
East West Bancorp, Inc.	19,072	1,280,494
Fifth Third Bancorp	92,628	2,960,391
First Citizens BancShares, Inc., Class A	1,237	986,421
First Hawaiian, Inc.	17,500	431,025
First Horizon Corp.	71,368	1,634,327
First Interstate BancSystem, Inc., Class A	106,706	4,305,587
First Republic Bank	48,443	6,324,234
FNB Corp.	48,440	561,904
Huntington Bancshares, Inc.	193,580	2,551,384
KeyCorp	125,331	2,007,803
Live Oak Bancshares, Inc.	150,945	4,618,917
M&T Bank Corp.	23,628	4,166,089
PacWest Bancorp	15,672	354,187
Pinnacle Financial Partners, Inc.	10,077	817,245
Popular, Inc.	9,894	712,962
Prosperity Bancshares, Inc.	11,837	789,291
Regions Financial Corp.	126,078	2,530,385
Signature Bank	7,930	1,197,430
SouthState Corp.	44,307	3,505,570
SVB Financial Group*	12,368	4,152,927
Synovus Financial Corp.	127,312	4,775,473
Triumph Bancorp, Inc.*	23,923	1,300,215
Umpqua Holdings Corp.	30,107	514,529
Webster Financial Corp.	281,954	12,744,321
Western Alliance Bancorp	57,096	3,753,491
Wintrust Financial Corp.	8,024	654,357
Zions Bancorp NA	87,210	4,435,500

		105,192,069

Capital Markets (2.3%)
Affiliated Managers Group, Inc.	5,027	562,270
Ameriprise Financial, Inc.	5,269	1,327,525
Bank of New York Mellon Corp. (The)	99,693	3,840,174
Carlyle Group, Inc. (The)	27,921	721,479
Cboe Global Markets, Inc.	14,279	1,675,926
Coinbase Global, Inc., Class A(x)*	21,324	1,375,185
Evercore, Inc., Class A	4,996	410,921
Franklin Resources, Inc.	38,483	828,154
Interactive Brokers Group, Inc., Class A	12,456	796,063
Invesco Ltd.	50,352	689,822
Janus Henderson Group plc	18,093	367,469
Jefferies Financial Group, Inc.	27,463	810,158
KKR & Co., Inc.	77,155	3,317,665
Lazard Ltd., Class A	12,069	384,156
Morningstar, Inc.	326	69,216
MSCI, Inc.	2,626	1,107,621
Nasdaq, Inc.	46,789	2,652,001
Northern Trust Corp.	27,725	2,372,151
Raymond James Financial, Inc.	24,151	2,386,602
Robinhood Markets, Inc., Class A(x)*	76,711	774,781
SEI Investments Co.	13,870	680,324
State Street Corp.	49,492	3,009,609
Stifel Financial Corp.	13,914	722,276
T. Rowe Price Group, Inc.	30,401	3,192,409
Tradeweb Markets, Inc., Class A	5,120	288,870
Virtu Financial, Inc., Class A	12,686	263,488

		34,626,315

Consumer Finance (0.6%)
Ally Financial, Inc.	41,634	1,158,674
Credit Acceptance Corp.(x)*	816	357,408
Discover Financial Services	36,862	3,351,493
OneMain Holdings, Inc.	15,718	463,996
PROG Holdings, Inc.*	108,911	1,631,487
SLM Corp.	33,774	472,498
SoFi Technologies, Inc.(x)*	106,456	519,505
Synchrony Financial	64,848	1,828,065
Upstart Holdings, Inc.(x)*	7,310	151,975

		9,935,101

Diversified Financial Services (0.5%)
Apollo Global Management, Inc.(x)	14,715	684,248
Equitable Holdings, Inc.‡	50,534	1,331,571
Voya Financial, Inc.(x)	82,941	5,017,930

		7,033,749

Insurance (5.9%)
Aegon NV (Registered) (NYRS)(x)	891,919	3,531,999
Aflac, Inc.	84,661	4,757,948
Alleghany Corp.*	5,974	5,014,396
Allstate Corp. (The)	36,395	4,532,269
American Financial Group, Inc.	9,074	1,115,467
Arch Capital Group Ltd.*	32,257	1,468,984
Arthur J Gallagher & Co.	24,868	4,257,899
Assurant, Inc.	6,748	980,282
Assured Guaranty Ltd.	8,031	389,102
Axis Capital Holdings Ltd.	10,386	510,472
Brighthouse Financial, Inc.*	72,453	3,145,909
Brown & Brown, Inc.	52,206	3,157,419
Cincinnati Financial Corp.	21,095	1,889,479
CNA Financial Corp.	3,600	132,840
Enstar Group Ltd.*	10,660	1,807,829
Erie Indemnity Co., Class A	859	190,964
Everest Re Group Ltd.	14,986	3,932,926
Fidelity National Financial, Inc.	35,507	1,285,353
First American Financial Corp.	13,625	628,112
Globe Life, Inc.	54,068	5,390,580
Hanover Insurance Group, Inc. (The)	29,484	3,778,080
Hartford Financial Services Group, Inc. (The)	43,570	2,698,726
James River Group Holdings Ltd.	118,511	2,703,236
Kemper Corp.	109,746	4,528,120
Lincoln National Corp.	18,329	804,826
Loews Corp.	83,965	4,184,816
Markel Corp.*	1,389	1,505,982
Old Republic International Corp.	38,133	798,124
Primerica, Inc.	5,026	620,460
Principal Financial Group, Inc.	33,318	2,403,894
ProAssurance Corp.	102,259	1,995,073
Prudential Financial, Inc.(x)	50,625	4,342,612
Reinsurance Group of America, Inc.	9,011	1,133,674
RenaissanceRe Holdings Ltd.	22,126	3,106,269
Unum Group	27,012	1,048,066
W R Berkley Corp.	28,155	1,818,250
White Mountains Insurance Group Ltd.	382	497,754

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Willis Towers Watson plc	14,775	$2,968,888

		89,057,079

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	70,436	593,071
Annaly Capital Management, Inc. (REIT)(x)	58,163	998,077
Rithm Capital Corp. (REIT)	57,529	421,112
Starwood Property Trust, Inc. (REIT)	39,389	717,668

		2,729,928

Thrifts & Mortgage Finance (0.4%)
MGIC Investment Corp.	39,560	507,159
Mr Cooper Group, Inc.*	131,129	5,310,725
New York Community Bancorp, Inc.(x)	63,997	545,894
Rocket Cos., Inc., Class A(x)	7,241	45,763
TFS Financial Corp.	5,672	73,736
UWM Holdings Corp.(x)	272	797

		6,484,074

Total Financials		255,058,315

Health Care (5.5%)
Biotechnology (0.7%)
Biogen, Inc.*	19,667	5,251,089
BioMarin Pharmaceutical, Inc.*	24,891	2,110,010
Exact Sciences Corp.*	19,309	627,349
Exelixis, Inc.*	6,760	105,997
Horizon Therapeutics plc*	2,185	135,230
Incyte Corp.*	3,589	239,171
Ionis Pharmaceuticals, Inc.*	1,640	72,537
Mirati Therapeutics, Inc.*	5,676	396,412
Natera, Inc.*	696	30,499
Ultragenyx Pharmaceutical, Inc.*	2,086	86,381
United Therapeutics Corp.*	6,015	1,259,421

		10,314,096

Health Care Equipment & Supplies (2.2%)
Align Technology, Inc.*	2,629	544,492
Avanos Medical, Inc.*	69,689	1,517,826
Boston Scientific Corp.*	34,390	1,331,925
Cooper Cos., Inc. (The)	6,553	1,729,337
Dentsply Sirona, Inc.	77,863	2,207,416
Enovis Corp.*	106,097	4,887,889
Envista Holdings Corp.*	21,949	720,147
Globus Medical, Inc., Class A*	9,738	580,093
Haemonetics Corp.*	33,844	2,505,471
Hologic, Inc.*	33,180	2,140,773
ICU Medical, Inc.*	19,333	2,911,550
Integer Holdings Corp.*	19,794	1,231,780
Integra LifeSciences Holdings Corp.*	80,580	3,413,369
Masimo Corp.*	1,468	207,223
QuidelOrtho Corp.*	6,633	474,127
STERIS plc	13,480	2,241,454
Tandem Diabetes Care, Inc.*	542	25,935
Teleflex, Inc.	6,328	1,274,839
Zimmer Biomet Holdings, Inc.	28,301	2,958,869

		32,904,515

Health Care Providers & Services (1.4%)
Acadia Healthcare Co., Inc.*	12,009	938,864
agilon health, Inc.*	1,898	44,451
Amedisys, Inc.*	4,451	430,812
Cardinal Health, Inc.	36,751	2,450,557
Chemed Corp.	1,259	549,629
Encompass Health Corp.	82,652	3,738,350
Enhabit, Inc.*	82,973	1,164,941
Henry Schein, Inc.*	18,140	1,193,068
Laboratory Corp. of America Holdings	12,205	2,499,706
Molina Healthcare, Inc.*	12,857	4,240,753
Oak Street Health, Inc.*	15,254	374,028
Premier, Inc., Class A	15,876	538,831
Quest Diagnostics, Inc.	15,778	1,935,803
Signify Health, Inc., Class A*	9,060	264,099
Tenet Healthcare Corp.*	14,324	738,832
Universal Health Services, Inc., Class B	8,506	750,059

		21,852,783

Health Care Technology (0.1%)
Certara, Inc.*	6,644	88,233
Change Healthcare, Inc.*	32,900	904,421
Definitive Healthcare Corp.*	3,037	47,195
Doximity, Inc., Class A(x)*	7,891	238,466
Teladoc Health, Inc.*	19,578	496,302

		1,774,617

Life Sciences Tools & Services (0.6%)
10X Genomics, Inc., Class A*	1,315	37,451
Agilent Technologies, Inc.	4,191	509,416
Avantor, Inc.*	6,019	117,972
Azenta, Inc.	9,972	427,400
Bio-Rad Laboratories, Inc., Class A*	2,883	1,202,615
Charles River Laboratories International, Inc.*	465	91,512
PerkinElmer, Inc.	17,013	2,047,174
QIAGEN NV*	30,592	1,262,838
Repligen Corp.*	2,100	392,931
Syneos Health, Inc.*	73,670	3,473,541

		9,562,850

Pharmaceuticals (0.5%)
Catalent, Inc.*	15,678	1,134,460
Elanco Animal Health, Inc.*	60,052	745,245
Jazz Pharmaceuticals plc*	8,217	1,095,244
Organon & Co.	34,271	801,941
Perrigo Co. plc	18,087	644,982
Royalty Pharma plc, Class A	49,508	1,989,232
Viatris, Inc.	163,438	1,392,492

		7,803,596

Total Health Care		84,212,457

Industrials (13.9%)
Aerospace & Defense (1.2%)
Axon Enterprise, Inc.*	2,122	245,621
BWX Technologies, Inc.	7,258	365,585
Curtiss-Wright Corp.	31,539	4,388,967
HEICO Corp.	394	56,728
HEICO Corp., Class A	691	79,203
Hexcel Corp.	11,618	600,883
Howmet Aerospace, Inc.	137,507	4,253,092
Huntington Ingalls Industries, Inc.	4,140	917,010
Mercury Systems, Inc.*	7,607	308,844
Spirit AeroSystems Holdings, Inc., Class A	116,567	2,555,149
Textron, Inc.	28,538	1,662,624
TransDigm Group, Inc.	4,253	2,232,059
Woodward, Inc.	7,937	637,024

		18,302,789

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	12,060	1,161,499
Expeditors International of Washington, Inc.	15,221	1,344,166
GXO Logistics, Inc.*	13,059	457,849

		2,963,514

Airlines (0.9%)
Alaska Air Group, Inc.*	66,229	2,592,866
Allegiant Travel Co.*	55,490	4,049,660
American Airlines Group, Inc.(x)*	87,108	1,048,780

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Copa Holdings SA, Class A*	3,874	$259,597
JetBlue Airways Corp.*	235,135	1,558,945
Southwest Airlines Co.*	79,884	2,463,623
United Airlines Holdings, Inc.*	43,995	1,431,157

		13,404,628

Building Products (1.3%)
A O Smith Corp.	13,098	636,301
Allegion plc	2,533	227,159
Armstrong World Industries, Inc.	2,432	192,687
AZEK Co., Inc. (The)*	14,438	239,960
Builders FirstSource, Inc.*	101,254	5,965,886
Carlisle Cos., Inc.	1,037	290,785
Carrier Global Corp.	114,367	4,066,891
Fortune Brands Home & Security, Inc.	11,494	617,113
Hayward Holdings, Inc.*	9,680	85,862
Lennox International, Inc.	4,266	949,910
Masco Corp.	28,847	1,346,866
Owens Corning	13,068	1,027,275
PGT Innovations, Inc.*	75,808	1,588,936
Trane Technologies plc	13,189	1,909,899

		19,145,530

Commercial Services & Supplies (0.8%)
Cintas Corp.	824	319,868
Clean Harbors, Inc.*	41,726	4,589,025
Driven Brands Holdings, Inc.*	6,806	190,432
IAA, Inc.*	3,181	101,315
MSA Safety, Inc.	2,937	320,955
Republic Services, Inc.	26,040	3,542,482
Rollins, Inc.	2,382	82,608
Stericycle, Inc.*	53,064	2,234,525
Tetra Tech, Inc.	4,186	538,027

		11,919,237

Construction & Engineering (0.4%)
AECOM	16,527	1,129,951
Fluor Corp.*	80,995	2,015,966
MasTec, Inc.*	8,244	523,494
MDU Resources Group, Inc.	27,166	742,990
Quanta Services, Inc.	8,714	1,110,076
Valmont Industries, Inc.	2,498	671,013
WillScot Mobile Mini Holdings Corp.*	13,151	530,380

		6,723,870

Electrical Equipment (1.4%)
Acuity Brands, Inc.	4,404	693,498
AMETEK, Inc.	31,083	3,525,123
Hubbell, Inc.	7,222	1,610,506
nVent Electric plc	22,278	704,207
Plug Power, Inc.(x)*	35,874	753,713
Regal Rexnord Corp.	40,192	5,641,349
Rockwell Automation, Inc.	5,098	1,096,631
Sensata Technologies Holding plc	152,949	5,701,939
Sunrun, Inc.*	28,257	779,610
Vertiv Holdings Co.	33,564	326,242

		20,832,818

Machinery (4.0%)
AGCO Corp.	7,162	688,770
Allison Transmission Holdings, Inc.	2,808	94,798
Crane Holdings Co.	6,504	569,360
Cummins, Inc.	19,013	3,869,336
Donaldson Co., Inc.	13,744	673,593
Dover Corp.	19,407	2,262,468
Energy Recovery, Inc.*	130,839	2,844,440
Esab Corp.	174,217	5,811,879
Flowserve Corp.	87,245	2,120,053
Fortive Corp.	48,391	2,821,195
Gates Industrial Corp. plc*	461,075	4,500,092
Graco, Inc.	7,312	438,354
IDEX Corp.	8,423	1,683,337
Ingersoll Rand, Inc.	105,094	4,546,366
ITT, Inc.	11,527	753,174
John Bean Technologies Corp.	25,406	2,184,916
Middleby Corp. (The)*	35,449	4,543,498
Nordson Corp.	5,984	1,270,224
Oshkosh Corp.	8,823	620,169
Otis Worldwide Corp.	50,477	3,220,433
PACCAR, Inc.	46,027	3,852,000
Parker-Hannifin Corp.	13,347	3,234,112
Pentair plc	22,190	901,580
Snap-on, Inc.	7,092	1,427,974
Stanley Black & Decker, Inc.	19,945	1,500,063
Timken Co. (The)	8,315	490,918
Westinghouse Air Brake Technologies Corp.	24,417	1,986,323
Xylem, Inc.	20,779	1,815,253

		60,724,678

Marine (0.4%)
Kirby Corp.*	91,548	5,563,372

Professional Services (1.3%)
CACI International, Inc., Class A*	3,124	815,551
Clarivate plc*	62,451	586,415
CoStar Group, Inc.*	45,429	3,164,130
Dun & Bradstreet Holdings, Inc.	34,992	433,551
Equifax, Inc.	8,198	1,405,383
First Advantage Corp.*	187,940	2,411,270
FTI Consulting, Inc.*	2,753	456,200
Jacobs Solutions, Inc.	17,239	1,870,259
KBR, Inc.	6,249	270,082
Leidos Holdings, Inc.	59,808	5,231,406
ManpowerGroup, Inc.	6,791	439,310
Nielsen Holdings plc	48,308	1,339,098
Robert Half International, Inc.	1,709	130,738
Science Applications International Corp.	7,506	663,756
TransUnion	6,846	407,268

		19,624,417

Road & Rail (0.5%)
AMERCO	1,251	637,034
Avis Budget Group, Inc.*	4,120	611,655
Hertz Global Holdings, Inc.(x)*	27,511	447,879
JB Hunt Transport Services, Inc.	1,213	189,737
Knight-Swift Transportation Holdings, Inc.	81,146	3,970,474
Landstar System, Inc.(x)	642	92,685
Lyft, Inc., Class A*	8,521	112,222
Ryder System, Inc.	6,840	516,352
Schneider National, Inc., Class B	7,570	153,671
XPO Logistics, Inc.*	13,121	584,147

		7,315,856

Trading Companies & Distributors (1.5%)
AerCap Holdings NV*	102,435	4,336,074
Air Lease Corp.	13,668	423,845
Core & Main, Inc., Class A*	5,510	125,297
Herc Holdings, Inc.	15,204	1,579,391
MSC Industrial Direct Co., Inc., Class A	6,418	467,295
SiteOne Landscape Supply, Inc.*	2,424	252,435
United Rentals, Inc.*	5,103	1,378,422
Univar Solutions, Inc.*	21,578	490,684
Watsco, Inc.	2,152	554,054

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
WESCO International, Inc.*	114,564	$13,676,650

		23,284,147

Total Industrials		209,804,856

Information Technology (7.1%)
Communications Equipment (1.2%)
Ciena Corp.*	81,892	3,310,894
F5, Inc.*	32,444	4,695,620
Juniper Networks, Inc.	43,100	1,125,772
Lumentum Holdings, Inc.(x)*	58,506	4,011,756
Motorola Solutions, Inc.	22,318	4,998,563
Ubiquiti, Inc.(x)	591	173,494
Viasat, Inc.*	9,822	296,919

		18,613,018

Electronic Equipment, Instruments & Components (1.5%)
Amphenol Corp., Class A	19,436	1,301,434
Arrow Electronics, Inc.*	8,175	753,653
Avnet, Inc.	12,906	466,165
Cognex Corp.	1,666	69,056
Coherent Corp.*	61,808	2,154,009
Corning, Inc.	95,847	2,781,480
Flex Ltd.*	98,581	1,642,359
IPG Photonics Corp.*	4,561	384,720
Jabil, Inc.	3,077	177,574
Keysight Technologies, Inc.*	1,713	269,558
Littelfuse, Inc.	3,259	647,531
National Instruments Corp.	78,219	2,951,985
Sanmina Corp.*	65,930	3,038,054
TD SYNNEX Corp.	5,926	481,132
Teledyne Technologies, Inc.*	6,246	2,107,838
Trimble, Inc.*	33,680	1,827,814
Vontier Corp.	8,433	140,915
Zebra Technologies Corp., Class A*	4,079	1,068,739

		22,264,016

IT Services (2.0%)
Affirm Holdings, Inc.(x)*	24,248	454,893
Akamai Technologies, Inc.*	21,095	1,694,350
Amdocs Ltd.	16,217	1,288,441
Broadridge Financial Solutions, Inc.	9,469	1,366,566
Concentrix Corp.	5,811	648,682
DXC Technology Co.*	31,067	760,520
Euronet Worldwide, Inc.*	1,660	125,762
FleetCor Technologies, Inc.*	11,489	2,024,017
Genpact Ltd.	11,848	518,587
Global Payments, Inc.	37,161	4,015,246
GoDaddy, Inc., Class A*	18,218	1,291,292
Kyndryl Holdings, Inc.*	27,385	226,474
Okta, Inc.*	17,405	989,822
SS&C Technologies Holdings, Inc.	125,100	5,973,525
Switch, Inc., Class A	8,199	276,224
Twilio, Inc., Class A*	14,390	994,925
VeriSign, Inc.*	11,326	1,967,326
Western Union Co. (The)	35,728	482,328
WEX, Inc.*	1,559	197,899
Wix.com Ltd.*	1,657	129,627
WNS Holdings Ltd. (ADR)*	55,142	4,512,821

		29,939,327

Semiconductors & Semiconductor Equipment (1.2%)
Allegro MicroSystems, Inc.*	94,660	2,068,321
Cirrus Logic, Inc.*	37,483	2,578,830
First Solar, Inc.*	14,328	1,895,164
GLOBALFOUNDRIES, Inc.(x)*	6,583	318,288
Microchip Technology, Inc.	10,901	665,288
MKS Instruments, Inc.	31,673	2,617,457
ON Semiconductor Corp.*	22,006	1,371,634
Qorvo, Inc.*	13,902	1,103,958
Skyworks Solutions, Inc.	21,691	1,849,592
Synaptics, Inc.(x)*	12,066	1,194,655
Teradyne, Inc.	1,767	132,790
Wolfspeed, Inc.*	15,583	1,610,659

		17,406,636

Software (0.8%)
ANSYS, Inc.*	5,550	1,230,435
Bill.com Holdings, Inc.(x)*	13,160	1,741,989
Black Knight, Inc.*	18,905	1,223,721
CCC Intelligent Solutions Holdings, Inc.(x)*	14,385	130,903
Ceridian HCM Holding, Inc.*	14,929	834,232
Coupa Software, Inc.*	4,284	251,899
Dolby Laboratories, Inc., Class A	8,241	536,901
DoubleVerify Holdings, Inc.*	1,145	31,316
Dropbox, Inc., Class A*	2,649	54,887
Guidewire Software, Inc.*	11,278	694,499
Informatica, Inc., Class A(x)*	4,181	83,913
Jamf Holding Corp.*	1,198	26,548
Manhattan Associates, Inc.*	3,322	441,926
nCino, Inc.(x)*	7,542	257,258
NCR Corp.*	16,734	318,113
NortonLifeLock, Inc.	50,042	1,007,846
Nutanix, Inc., Class A*	14,019	292,016
Paycor HCM, Inc.*	6,562	193,973
Procore Technologies, Inc.(x)*	2,417	119,593
Progress Software Corp.	5,200	221,260
SentinelOne, Inc., Class A*	7,976	203,867
Teradata Corp.*	5,834	181,204
Tyler Technologies, Inc.*	722	250,895
UiPath, Inc., Class A*	45,692	576,176
Unity Software, Inc.(x)*	8,844	281,770
Zoom Video Communications, Inc., Class A*	16,897	1,243,450

		12,430,590

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C	29,635	1,012,628
Hewlett Packard Enterprise Co.	175,199	2,098,884
HP, Inc.	75,620	1,884,450
Western Digital Corp.*	42,280	1,376,214

		6,372,176

Total Information Technology		107,025,763

Materials (4.7%)
Chemicals (2.7%)
Albemarle Corp.	7,657	2,024,817
Ashland, Inc.	72,592	6,894,062
Axalta Coating Systems Ltd.*	23,171	487,981
Celanese Corp.	37,214	3,361,913
Chemours Co. (The)	7,798	192,221
Corteva, Inc.	98,184	5,611,216
DuPont de Nemours, Inc.	67,751	3,414,650
Eastman Chemical Co.	16,532	1,174,599
Element Solutions, Inc.	30,991	504,224
FMC Corp.	39,504	4,175,573
Ginkgo Bioworks Holdings, Inc.(x)*	91,026	284,001
Huntsman Corp.	25,797	633,058
International Flavors & Fragrances, Inc.	34,380	3,122,735
LyondellBasell Industries NV, Class A	34,975	2,632,918
Mosaic Co. (The)	40,852	1,974,377
NewMarket Corp.	813	244,575
Olin Corp.	18,058	774,327
PPG Industries, Inc.	14,909	1,650,277
RPM International, Inc.	16,334	1,360,786
Scotts Miracle-Gro Co. (The)	3,691	157,790

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Westlake Corp.	4,594	$399,127

		41,075,227

Construction Materials (0.3%)
Eagle Materials, Inc.	926	99,249
Martin Marietta Materials, Inc.	7,651	2,464,310
Vulcan Materials Co.	9,144	1,442,100

		4,005,659

Containers & Packaging (0.7%)
Amcor plc	202,321	2,170,904
AptarGroup, Inc.	8,831	839,210
Ardagh Group SA(r)(x)	2,942	25,242
Ardagh Metal Packaging SA(x)	13,950	67,518
Avery Dennison Corp.	4,209	684,804
Ball Corp.	25,043	1,210,078
Berry Global Group, Inc.*	8,456	393,458
Crown Holdings, Inc.	1,951	158,090
Graphic Packaging Holding Co.	9,735	192,169
International Paper Co.	48,829	1,547,879
Packaging Corp. of America	12,463	1,399,470
Silgan Holdings, Inc.	11,734	493,298
Sonoco Products Co.	13,123	744,468
Westrock Co.	34,181	1,055,851

		10,982,439

Metals & Mining (1.0%)
Alcoa Corp.	24,279	817,231
Cleveland-Cliffs, Inc.*	68,445	921,954
Nucor Corp.	35,348	3,781,882
Reliance Steel & Aluminum Co.	29,298	5,109,864
Royal Gold, Inc.	8,263	775,235
SSR Mining, Inc.	29,821	438,667
Steel Dynamics, Inc.	23,388	1,659,379
United States Steel Corp.	31,745	575,219

		14,079,431

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	8,931	457,178

Total Materials		70,599,934

Real Estate (7.9%)
Equity Real Estate Investment Trusts (REITs) (7.5%)
Alexandria Real Estate Equities, Inc. (REIT)	21,852	3,063,432
American Assets Trust, Inc. (REIT)	54,832	1,410,279
American Homes 4 Rent (REIT), Class A	40,906	1,342,126
Americold Realty Trust, Inc. (REIT)	122,111	3,003,931
Apartment Income REIT Corp. (REIT)	18,831	727,253
AvalonBay Communities, Inc. (REIT)	18,842	3,470,508
Boston Properties, Inc. (REIT)	21,137	1,584,641
Brixmor Property Group, Inc. (REIT)	40,225	742,956
Camden Property Trust (REIT)	12,807	1,529,796
Cousins Properties, Inc. (REIT)	20,751	484,536
CubeSmart (REIT)	217,225	8,702,034
Douglas Emmett, Inc. (REIT)	117,050	2,098,706
EastGroup Properties, Inc. (REIT)	5,547	800,654
EPR Properties (REIT)	9,958	357,094
Equity LifeStyle Properties, Inc. (REIT)	9,221	579,448
Equity Residential (REIT)	49,955	3,357,975
Essential Properties Realty Trust, Inc. (REIT)	141,305	2,748,382
Essex Property Trust, Inc. (REIT)	8,861	2,146,400
Extra Space Storage, Inc. (REIT)	15,746	2,719,492
Federal Realty Investment Trust (REIT)	10,877	980,235
First Industrial Realty Trust, Inc. (REIT)	77,530	3,474,119
Gaming and Leisure Properties, Inc. (REIT)	116,127	5,137,458
Healthcare Realty Trust, Inc. (REIT)	51,106	1,065,560
Healthpeak Properties, Inc. (REIT)	72,732	1,667,017
Highwoods Properties, Inc. (REIT)	14,533	391,810
Host Hotels & Resorts, Inc. (REIT)	95,478	1,516,191
Hudson Pacific Properties, Inc. (REIT)	17,655	193,322
Invitation Homes, Inc. (REIT)	82,316	2,779,811
Iron Mountain, Inc. (REIT)	10,032	441,107
JBG SMITH Properties (REIT)	14,163	263,149
Kilroy Realty Corp. (REIT)	15,673	659,990
Kimco Realty Corp. (REIT)	81,461	1,499,697
Lamar Advertising Co. (REIT), Class A	1,351	111,444
Life Storage, Inc. (REIT)	11,345	1,256,572
Medical Properties Trust, Inc. (REIT)	80,095	949,927
Mid-America Apartment Communities, Inc. (REIT)	15,486	2,401,414
National Retail Properties, Inc. (REIT)	23,660	943,088
National Storage Affiliates Trust (REIT)	11,828	491,808
Omega Healthcare Investors, Inc. (REIT)	31,694	934,656
Park Hotels & Resorts, Inc. (REIT)	29,358	330,571
Rayonier, Inc. (REIT)	157,426	4,718,057
Realty Income Corp. (REIT)	83,494	4,859,351
Regency Centers Corp. (REIT)	23,111	1,244,527
Rexford Industrial Realty, Inc. (REIT)	23,125	1,202,500
Ryman Hospitality Properties, Inc. (REIT)	81,953	6,030,921
SBA Communications Corp. (REIT)	11,106	3,161,323
Simon Property Group, Inc. (REIT)	22,664	2,034,094
SL Green Realty Corp. (REIT)(x)	8,582	344,653
Spirit Realty Capital, Inc. (REIT)	18,618	673,227
STORE Capital Corp. (REIT)	34,263	1,073,460
Sun Communities, Inc. (REIT)	16,433	2,223,878
UDR, Inc. (REIT)	70,326	2,933,297
Ventas, Inc. (REIT)	53,853	2,163,275
VICI Properties, Inc. (REIT)	130,541	3,896,649
Vornado Realty Trust (REIT)	23,676	548,336
Welltower, Inc. (REIT)	62,672	4,031,063
Weyerhaeuser Co. (REIT)	100,423	2,868,081
WP Carey, Inc. (REIT)	25,826	1,802,655

		114,167,936

Real Estate Management & Development (0.4%)
CBRE Group, Inc., Class A*	22,162	1,496,157
Howard Hughes Corp. (The)*	4,734	262,216
Jones Lang LaSalle, Inc.*	18,056	2,727,720
Opendoor Technologies, Inc.(x)*	47,939	149,090
WeWork, Inc.(x)*	18,065	47,872
Zillow Group, Inc., Class A*	6,894	197,376
Zillow Group, Inc., Class C*	19,956	570,941

		5,451,372

Total Real Estate		119,619,308

Utilities (5.6%)
Electric Utilities (2.6%)
Alliant Energy Corp.	87,826	4,653,900
Avangrid, Inc.	9,327	388,936
Constellation Energy Corp.	44,053	3,664,769
Edison International	51,092	2,890,785
Entergy Corp.	27,385	2,755,752
Evergy, Inc.	76,075	4,518,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Eversource Energy	46,776	$3,646,657
FirstEnergy Corp.	73,255	2,710,435
Hawaiian Electric Industries, Inc.	14,512	502,986
IDACORP, Inc.	6,764	669,704
NRG Energy, Inc.	31,825	1,217,943
OGE Energy Corp.	26,931	981,904
PG&E Corp.*	209,248	2,615,600
Pinnacle West Capital Corp.	15,225	982,165
PPL Corp.	99,417	2,520,221
Xcel Energy, Inc.	73,917	4,730,688

		39,451,300

Gas Utilities (1.0%)
Atmos Energy Corp.	18,613	1,895,734
National Fuel Gas Co.	10,821	666,032
ONE Gas, Inc.	17,936	1,262,515
South Jersey Industries, Inc.	154,230	5,154,367
UGI Corp.	189,254	6,118,582

		15,097,230

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	73,791	1,667,677
Brookfield Renewable Corp.	17,730	579,416
Vistra Corp.	22,941	481,761

		2,728,854

Multi-Utilities (1.5%)
Ameren Corp.	34,720	2,796,696
CenterPoint Energy, Inc.	84,997	2,395,216
CMS Energy Corp.	39,055	2,274,563
Consolidated Edison, Inc.	47,878	4,106,017
DTE Energy Co.	26,024	2,994,061
NiSource, Inc.	54,767	1,379,581
Public Service Enterprise Group, Inc.	67,175	3,777,250
WEC Energy Group, Inc.	42,821	3,829,482

		23,552,866

Water Utilities (0.3%)
American Water Works Co., Inc.	24,544	3,194,647
Essential Utilities, Inc.	31,210	1,291,470

		4,486,117

Total Utilities		85,316,367

Total Common Stocks (79.5%) (Cost $1,070,880,529)		1,203,617,846

EXCHANGE TRADED FUNDS (ETF):
Equity (10.6%)
iShares Core S&P Mid-Cap ETF	2,355	516,357
iShares Morningstar Mid-Cap ETF	7,464	402,160
iShares Morningstar Mid-Cap Growth ETF(x)	130,780	6,588,696
iShares Morningstar Mid-Cap Value ETF(x)‡	493,611	27,612,599
iShares Russell Mid-Cap ETF	6,120	380,358
iShares Russell Mid-Cap Growth ETF(x)	61,408	4,816,230
iShares Russell Mid-Cap Value ETF(x)	570,975	54,842,149
iShares S&P Mid-Cap 400 Growth ETF(x)	76,540	4,823,551
iShares S&P Mid-Cap 400 Value ETF(x)	259,542	23,358,780
SPDR S&P 400 Mid Cap Value ETF(x)	72,588	4,197,038
Vanguard Mid-Cap Growth ETF(x)	28,900	4,928,606
Vanguard Mid-Cap Value ETF(x)	226,000	27,520,020

Total Exchange Traded Funds (10.6%) (Cost $77,324,675)		159,986,544

SHORT-TERM INVESTMENTS:
Investment Companies (3.8%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	3,000,000	3,000,000
JPMorgan Prime Money Market Fund, IM Shares	53,997,261	54,018,860

Total Investment Companies		57,018,860

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.4%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $7,526,030, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $7,674,651. (xx)	$7,524,168	7,524,168
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $15,003,813, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $15,307,419. (xx)	15,000,000	15,000,000
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $4,002,489, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $4,384,200. (xx)	4,000,000	4,000,000
Societe Generale SA, 2.96%, dated 9/30/22, due 10/7/22, repurchase price $7,004,029, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 7/31/23-5/31/29; total market value $7,140,003. (xx)	7,000,000	7,000,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $3,100,793, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $3,444,299. (xx)	3,100,000	3,100,000

Total Repurchase Agreements		36,624,168

Total Short-Term Investments (6.2%) (Cost $93,625,093)		93,643,028

Total Investments in Securities (96.3%) (Cost $1,241,830,297)		1,457,247,418
Other Assets Less Liabilities (3.7%)		55,782,287

Net Assets (100%)		$1,513,029,705

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $44,446,537. This was collateralized by $6,557,464 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 10/6/22 – 5/15/52 and by cash of $39,624,168 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	50,534	1,740,559	169,790	(266,238)	44,592	(357,132)	1,331,571	28,711	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value
ETF(x)	493,611	41,969,481	—	(7,867,152)	490,560	(6,980,290)	27,612,599	548,368	—

Total		43,710,040	169,790	(8,133,390)	535,152	(7,337,422)	28,944,170	577,079	—

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	98	12/2022	USD	8,182,020	(1,080,326)
S&P 500 E-Mini Index	43	12/2022	USD	7,743,225	(1,044,526)
S&P Midcap 400 E-Mini Index	73	12/2022	USD	16,119,860	(2,172,979)

					(4,297,831)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$30,346,487	$—	$—	$30,346,487
Consumer Discretionary	125,267,782	—	—	125,267,782
Consumer Staples	59,122,684	—	—	59,122,684
Energy	57,243,893	—	—	57,243,893
Financials	255,058,315	—	—	255,058,315
Health Care	84,212,457	—	—	84,212,457
Industrials	209,804,856	—	—	209,804,856
Information Technology	107,025,763	—	—	107,025,763
Materials	70,574,692	—	25,242	70,599,934
Real Estate	119,619,308	—	—	119,619,308
Utilities	85,316,367	—	—	85,316,367
Exchange Traded Funds	159,986,544	—	—	159,986,544
Short-Term Investments
Investment Companies	57,018,860	—	—	57,018,860
Repurchase Agreements	—	36,624,168	—	36,624,168

Total Assets	$1,420,598,008	$36,624,168	$25,242	$1,457,247,418

Liabilities:
Futures	$(4,297,831)	$—	$—	$(4,297,831)

Total Liabilities	$(4,297,831)	$—	$—	$(4,297,831)

Total	$1,416,300,177	$36,624,168	$25,242	$1,452,949,587

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$360,222,002
Aggregate gross unrealized depreciation	(161,486,064)

Net unrealized appreciation	$198,735,938

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,254,213,649

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.2%)
Diversified Telecommunication Services (2.3%)
Anterix, Inc.*	194,064	$6,931,966
Bandwidth, Inc., Class A*	730	8,687
Charge Enterprises, Inc.(x)*	21,635	38,078
Cogent Communications Holdings, Inc.	3,915	204,206
Consolidated Communications Holdings, Inc.*	1,358	5,649
Globalstar, Inc.(x)*	93,292	148,334
IDT Corp., Class B*	1,679	41,690
Iridium Communications, Inc.*	20,796	922,719
Ooma, Inc.*	3,762	46,273
Starry Group Holdings, Inc., Class A(x)*	3,678	5,480

		8,353,082

Entertainment (0.2%)
Cinemark Holdings, Inc.*	14,126	171,066
IMAX Corp.*	4,598	64,924
Liberty Media Corp.-Liberty Braves, Class A*	1,617	45,519
Liberty Media Corp.-Liberty Braves, Class C*	6,116	168,190
Playstudios, Inc.(x)*	6,264	21,861
Reservoir Media, Inc.(x)*	2,807	13,698

		485,258

Interactive Media & Services (0.4%)
Arena Group Holdings, Inc. (The)(x)*	1,328	17,397
Cargurus, Inc.*	16,628	235,619
Cars.com, Inc.*	1,248	14,352
DHI Group, Inc.*	5,827	31,349
Eventbrite, Inc., Class A*	11,132	67,682
EverQuote, Inc., Class A*	2,962	20,201
Leafly Holdings, Inc.(x)*	1,041	707
MediaAlpha, Inc., Class A*	4,053	35,464
QuinStreet, Inc.*	557	5,848
Shutterstock, Inc.	3,978	199,576
Vimeo, Inc.*	23,171	92,684
Vinco Ventures, Inc.(x)*	20,004	18,628
Wejo Group Ltd.(x)*	4,118	4,489
Yelp, Inc.*	11,173	378,876
Ziff Davis, Inc.*	1,394	95,461
ZipRecruiter, Inc., Class A*	13,046	215,259

		1,433,592

Media (0.3%)
AdTheorent Holding Co., Inc.(x)*	5,989	12,876
Boston Omaha Corp., Class A*	265	6,106
Entravision Communications Corp., Class A	6,352	25,217
Gambling.com Group Ltd.(x)*	1,346	10,230
Gray Television, Inc.	5,953	85,247
Innovid Corp.(x)*	10,975	29,742
Integral Ad Science Holding Corp.*	1,800	13,032
John Wiley & Sons, Inc., Class A	6,640	249,398
Loyalty Ventures, Inc.*	1,204	1,457
PubMatic, Inc., Class A*	6,123	101,825
Sinclair Broadcast Group, Inc., Class A	6,506	117,694
Stagwell, Inc.(x)*	1,200	8,340
TechTarget, Inc.*	4,467	264,446
Thryv Holdings, Inc.*	1,083	24,725
WideOpenWest, Inc.*	5,058	62,062

		1,012,397

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	413	5,006

Total Communication Services		11,289,335

Consumer Discretionary (15.1%)
Auto Components (1.5%)
American Axle & Manufacturing Holdings, Inc.*	1,159	7,916
Dorman Products, Inc.*	4,288	352,131
Fox Factory Holding Corp.*	6,900	545,652
Gentherm, Inc.*	5,402	268,642
Holley, Inc.(x)*	8,375	33,919
LCI Industries	4,016	407,463
Luminar Technologies, Inc.(x)*	40,148	292,478
Patrick Industries, Inc.	366	16,045
Solid Power, Inc.(x)*	8,403	44,200
Stoneridge, Inc.*	531	9,000
Tenneco, Inc., Class A*	13,431	233,565
Visteon Corp.*	4,517	479,073
XPEL, Inc.(m)*	42,866	2,762,285

		5,452,369

Automobiles (0.1%)
Canoo, Inc.(x)*	23,347	43,776
Faraday Future Intelligent Electric, Inc.(x)*	8,187	5,208
Fisker, Inc.(x)*	26,540	200,377
Mullen Automotive, Inc.(x)*	53,645	17,585
Workhorse Group, Inc.(x)*	22,072	63,347

		330,293

Distributors (0.0%)†
Funko, Inc., Class A*	5,237	105,892

Diversified Consumer Services (1.7%)
Beachbody Co., Inc. (The)(x)*	4,134	4,175
Carriage Services, Inc.	2,273	73,100
Chegg, Inc.*	20,268	427,047
Coursera, Inc.*	18,672	201,284
Duolingo, Inc.*	48,164	4,586,658
European Wax Center, Inc., Class A(x)	3,700	68,265
Nerdy, Inc.*	8,326	17,568
OneSpaWorld Holdings Ltd.*	10,914	91,677
PowerSchool Holdings, Inc., Class A*	2,543	42,443
Rover Group, Inc.(x)*	14,205	47,445
Stride, Inc.*	6,621	278,280
Udemy, Inc.(x)*	11,757	142,142
Universal Technical Institute, Inc.*	5,254	28,582
Vivint Smart Home, Inc.*	4,125	27,142

		6,035,808

Hotels, Restaurants & Leisure (2.0%)
Accel Entertainment, Inc.*	9,338	72,930
Bloomin’ Brands, Inc.	10,507	192,593
Bluegreen Vacations Holding Corp.	235	3,882
Brinker International, Inc.*	6,374	159,223
Century Casinos, Inc.*	3,120	20,467
Cheesecake Factory, Inc. (The)	8,097	237,080
Cracker Barrel Old Country Store, Inc.	3,714	343,842
Dave & Buster’s Entertainment, Inc.*	7,012	217,582
Denny’s Corp.*	6,281	59,104
Dine Brands Global, Inc.	2,092	132,968
Everi Holdings, Inc.*	7,588	123,077
F45 Training Holdings, Inc.(x)*	5,833	18,024
First Watch Restaurant Group, Inc.*	539	7,805
Full House Resorts, Inc.*	1,575	8,852
Golden Entertainment, Inc.*	3,245	113,218
Hilton Grand Vacations, Inc.*	14,212	467,433
Inspired Entertainment, Inc.*	2,470	21,810

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
International Game Technology plc	3,393	$53,609
Jack in the Box, Inc.	477	35,331
Krispy Kreme, Inc.(x)	3,102	35,766
Kura Sushi USA, Inc., Class A(x)*	735	54,081
Lindblad Expeditions Holdings, Inc.*	625	4,225
Membership Collective Group, Inc., Class A(x)*	334,434	1,578,529
Monarch Casino & Resort, Inc.*	2,218	124,519
NEOGAMES SA*	2,136	27,554
Noodles & Co., Class A*	7,216	33,915
ONE Group Hospitality, Inc. (The)*	3,576	23,745
Papa John’s International, Inc.	3,828	267,998
Portillo’s, Inc., Class A(x)*	3,844	75,688
RCI Hospitality Holdings, Inc.	1,330	86,902
Red Rock Resorts, Inc., Class A	3,735	127,961
Rush Street Interactive, Inc.*	9,274	34,128
Ruth’s Hospitality Group, Inc.	5,219	87,992
SeaWorld Entertainment, Inc.*	3,426	155,917
Shake Shack, Inc., Class A*	6,146	276,447
Sonder Holdings, Inc.(x)*	30,742	51,032
Sweetgreen, Inc., Class A(x)*	14,227	263,200
Target Hospitality Corp.(x)*	4,532	57,194
Texas Roadhouse, Inc.	10,922	953,054
Wingstop, Inc.	4,878	611,799
Xponential Fitness, Inc., Class A*	817	14,919

		7,235,395

Household Durables (2.0%)
Aterian, Inc.(x)*	533	661
Cavco Industries, Inc.*	1,458	299,998
Century Communities, Inc.	315	13,476
Cricut, Inc., Class A(x)*	221,321	2,049,432
Dream Finders Homes, Inc., Class A(x)*	3,440	36,464
Green Brick Partners, Inc.*	1,190	25,442
Helen of Troy Ltd.*	3,869	373,126
Hovnanian Enterprises, Inc., Class A*	832	29,702
Installed Building Products, Inc.	3,872	313,593
iRobot Corp.(x)*	3,858	217,321
KB Home	2,279	59,072
LGI Homes, Inc.*	247	20,098
Lovesac Co. (The)*	2,158	43,980
M.D.C. Holdings, Inc.	2,254	61,805
M/I Homes, Inc.*	657	23,803
Meritage Homes Corp.*	373	26,211
Purple Innovation, Inc.(x)*	421	1,705
Skyline Champion Corp.*	8,680	458,912
Sonos, Inc.*	20,838	289,648
Taylor Morrison Home Corp., Class A*	2,085	48,622
Tri Pointe Homes, Inc.*	1,552	23,451
Victoria plc(x)*	499,732	2,474,413
Vizio Holding Corp., Class A(x)*	11,179	97,705
Vuzix Corp.*	8,387	48,561

		7,037,201

Internet & Direct Marketing Retail (3.7%)
BARK, Inc.(x)*	525,522	956,450
CarParts.com, Inc.*	8,218	42,487
Duluth Holdings, Inc., Class B*	1,117	7,864
Farfetch Ltd., Class A(x)*	429,075	3,196,609
Global-e Online Ltd.(x)*	312,406	8,359,984
Groupon, Inc.(x)*	300	2,388
Liquidity Services, Inc.*	2,005	32,601
Lulu’s Fashion Lounge Holdings, Inc.(x)*	2,742	12,778
PetMed Express, Inc.(x)	2,700	52,704
Quotient Technology, Inc.*	1,830	4,227
RealReal, Inc. (The)*	2,196	3,294
Rent the Runway, Inc., Class A(x)*	7,598	16,716
Revolve Group, Inc.(x)*	6,740	146,191
Stitch Fix, Inc., Class A(x)*	5,149	20,338
ThredUp, Inc., Class A*	1,673	3,078
Vivid Seats, Inc., Class A(x)	948	7,262
Xometry, Inc., Class A(x)*	5,497	312,175

		13,177,146

Leisure Products (1.0%)
Acushnet Holdings Corp.	1,592	69,236
Clarus Corp.(x)	4,029	54,271
Latham Group, Inc.*	7,083	25,428
Malibu Boats, Inc., Class A*	3,325	159,567
Marine Products Corp.	1,664	14,077
MasterCraft Boat Holdings, Inc.*	2,689	50,688
Peloton Interactive, Inc., Class A(x)*	470,481	3,260,433
Smith & Wesson Brands, Inc.	450	4,667
Sturm Ruger & Co., Inc.	2,536	128,803

		3,767,170

Multiline Retail (0.1%)
Dillard’s, Inc., Class A(x)	665	181,385
Franchise Group, Inc.(x)	4,249	103,251

		284,636

Specialty Retail (1.4%)
Arko Corp.(x)	13,543	127,169
Asbury Automotive Group, Inc.*	1,043	157,597
Bed Bath & Beyond, Inc.(x)*	9,593	58,421
Boot Barn Holdings, Inc.*	4,801	280,667
Buckle, Inc. (The)	4,530	143,420
Build-A-Bear Workshop, Inc.	1,581	21,075
Caleres, Inc.	5,733	138,853
Camping World Holdings, Inc., Class A(x)	6,258	158,453
Carvana Co.(x)*	57,811	1,173,563
Chico’s FAS, Inc.*	14,363	69,517
Children’s Place, Inc. (The)*	1,357	41,918
Citi Trends, Inc.*	4	62
Designer Brands, Inc., Class A	6,624	101,414
Destination XL Group, Inc.*	4,687	25,404
EVgo, Inc.(x)*	1,880	14,871
Guess?, Inc.(x)	5,567	81,668
Hibbett, Inc.	1,644	81,888
MarineMax, Inc.*	246	7,328
Murphy USA, Inc.	3,507	964,109
National Vision Holdings, Inc.*	785	25,630
OneWater Marine, Inc., Class A*	119	3,583
Party City Holdco, Inc.(x)*	6,280	9,922
Rent-A-Center, Inc.	8,642	151,321
Sally Beauty Holdings, Inc.*	16,187	203,956
Sleep Number Corp.*	1,462	49,430
Torrid Holdings, Inc.(x)*	911	3,799
Warby Parker, Inc., Class A(x)*	81,126	1,082,221

		5,177,259

Textiles, Apparel & Luxury Goods (1.6%)
Allbirds, Inc., Class A(x)*	3,925	11,932
Crocs, Inc.*	9,854	676,576
Ermenegildo Zegna NV	1,984	21,328
Kontoor Brands, Inc.	8,976	301,683
On Holding AG, Class A(x)*	244,168	3,918,897
Oxford Industries, Inc.	1,699	152,536
Rocky Brands, Inc.	105	2,106
Steven Madden Ltd.	12,690	338,442
Wolverine World Wide, Inc.	12,664	194,899

		5,618,399

Total Consumer Discretionary		54,221,568

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (2.4%)
Beverages (0.8%)
Celsius Holdings, Inc.*	20,379	$1,847,968
Coca-Cola Consolidated, Inc.	765	314,973
Duckhorn Portfolio, Inc. (The)*	5,997	86,537
MGP Ingredients, Inc.(x)	2,283	242,363
National Beverage Corp.	3,879	149,497
Vintage Wine Estates, Inc.*	773	2,141
Vita Coco Co., Inc. (The)(x)*	4,554	51,870

		2,695,349

Food & Staples Retailing (0.2%)
Chefs’ Warehouse, Inc. (The)*	3,960	114,721
Fresh Market, Inc. (The)(r)*	6,480	—
Natural Grocers by Vitamin Cottage, Inc.	1,247	13,455
PriceSmart, Inc.	2,517	144,954
Rite Aid Corp.(x)*	4,103	20,310
Sprouts Farmers Market, Inc.*	17,607	488,595
United Natural Foods, Inc.*	730	25,090

		807,125

Food Products (0.7%)
Benson Hill, Inc.(x)*	13,418	36,765
Beyond Meat, Inc.(x)*	9,968	141,247
BRC, Inc., Class A*	4,163	32,180
Calavo Growers, Inc.	2,874	91,249
Cal-Maine Foods, Inc.	5,689	316,252
J & J Snack Foods Corp.	2,492	322,639
John B Sanfilippo & Son, Inc.	947	71,716
Lancaster Colony Corp.	2,680	402,750
Local Bounti Corp.(x)*	6,973	19,803
Mission Produce, Inc.*	861	12,450
Simply Good Foods Co. (The)*	14,721	470,925
Sovos Brands, Inc.*	4,310	61,374
SunOpta, Inc.*	14,976	136,282
Tattooed Chef, Inc.(x)*	7,474	37,221
Tootsie Roll Industries, Inc.	2,350	78,208
Utz Brands, Inc.	9,456	142,786
Vital Farms, Inc.*	4,712	56,403

		2,430,250

Household Products (0.2%)
Central Garden & Pet Co.*	504	18,164
Central Garden & Pet Co., Class A*	2,532	86,493
Energizer Holdings, Inc.	10,928	274,730
WD-40 Co.	2,235	392,779

		772,166

Personal Products (0.5%)
Beauty Health Co. (The)*	14,395	169,717
BellRing Brands, Inc.*	21,488	442,868
elf Beauty, Inc.*	7,874	296,220
Herbalife Nutrition Ltd.*	10,629	211,411
Inter Parfums, Inc.	2,914	219,890
Medifast, Inc.	1,781	192,989
Nu Skin Enterprises, Inc., Class A	3,315	110,622
Thorne HealthTech, Inc.(x)*	2,068	9,782
USANA Health Sciences, Inc.*	1,964	110,082
Veru, Inc.(x)*	10,549	121,524

		1,885,105

Tobacco (0.0%)†
22nd Century Group, Inc.(x)*	26,557	24,626
Turning Point Brands, Inc.	2,335	49,572
Vector Group Ltd.	3,168	27,910

		102,108

Total Consumer Staples		8,692,103

Energy (3.3%)
Energy Equipment & Services (0.9%)
Borr Drilling Ltd.(x)*	14,503	48,150
Cactus, Inc., Class A	9,618	369,620
ChampionX Corp.	33,303	651,740
DMC Global, Inc.*	933	14,909
Liberty Energy, Inc., Class A*	23,255	294,873
Nabors Industries Ltd.*	1,297	131,581
NexTier Oilfield Solutions, Inc.*	28,603	211,662
Noble Corp. plc*	2,160	63,893
Oceaneering International, Inc.*	14,943	118,946
Patterson-UTI Energy, Inc.	23,666	276,419
ProFrac Holding Corp., Class A*	1,024	15,575
RPC, Inc.	12,037	83,417
Solaris Oilfield Infrastructure, Inc., Class A	5,484	51,330
TETRA Technologies, Inc.*	20,929	75,135
US Silica Holdings, Inc.*	1,980	21,681
Valaris Ltd.*	9,927	485,827
Weatherford International plc*	11,252	363,327

		3,278,085

Oil, Gas & Consumable Fuels (2.4%)
Amplify Energy Corp.*	4,288	28,172
Arch Resources, Inc.(x)	2,486	294,840
Archaea Energy, Inc.*	3,470	62,495
Battalion Oil Corp.*	302	3,594
Berry Corp.	2,379	17,842
Brigham Minerals, Inc., Class A	8,728	215,320
Callon Petroleum Co.*	6,667	233,412
Chord Energy Corp.	4,024	550,362
CNX Resources Corp.*	1,575	24,460
Comstock Resources, Inc.*	14,914	257,863
CONSOL Energy, Inc.	5,272	339,095
Crescent Energy Co., Class A(x)	5,165	69,572
CVR Energy, Inc.	4,734	137,191
Delek US Holdings, Inc.	11,598	314,770
Denbury, Inc.*	8,179	705,520
Earthstone Energy, Inc., Class A(x)*	7,374	90,848
Empire Petroleum Corp.(x)*	1,754	23,065
Energy Fuels, Inc.(x)*	20,858	127,651
Equitrans Midstream Corp.	15,886	118,827
Golar LNG Ltd.*	929	23,151
Gulfport Energy Corp.*	1,818	160,511
HighPeak Energy, Inc.(x)	1,107	23,978
Kinetik Holdings, Inc.(x)	320	10,426
Kosmos Energy Ltd.*	73,489	379,938
Laredo Petroleum, Inc.*	2,756	173,215
Magnolia Oil & Gas Corp., Class A	27,269	540,199
Matador Resources Co.	18,330	896,704
Murphy Oil Corp.	10,506	369,496
NextDecade Corp.(x)*	4,788	28,824
Northern Oil and Gas, Inc.	9,258	253,762
Par Pacific Holdings, Inc.*	7,939	130,279
PBF Energy, Inc., Class A*	3,675	129,213
Permian Resources Corp.*	4,104	27,907
Ranger Oil Corp.	3,232	101,646
Riley Exploration Permian, Inc.(x)	1,140	21,637
Ring Energy, Inc.(x)*	4,714	10,936
SandRidge Energy, Inc.*	4,436	72,351
SilverBow Resources, Inc.(x)*	1,878	50,481
Sitio Royalties Corp.(x)	1,822	40,290
SM Energy Co.	19,718	741,594
Talos Energy, Inc.*	10,819	180,136
Tellurian, Inc.(x)*	83,256	198,982
Uranium Energy Corp.(x)*	52,642	184,247
Ur-Energy, Inc.(x)*	31,162	33,966
VAALCO Energy, Inc.	9,916	43,234
Vertex Energy, Inc.(x)*	8,032	50,039

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
W&T Offshore, Inc.*	12,609	$73,889

		8,565,930

Total Energy		11,844,015

Financials (5.2%)
Banks (1.0%)
BancFirst Corp.	1,944	173,930
Bancorp, Inc. (The)*	5,045	110,889
Bank of NT Butterfield & Son Ltd. (The)	442	14,347
BayCom Corp.	290	5,098
Cadence Bank	1,540	39,131
Coastal Financial Corp.*	1,614	64,140
Eastern Bankshares, Inc.	5,545	108,904
Esquire Financial Holdings, Inc.	933	35,034
Farmers & Merchants Bancorp, Inc.(x)	580	15,585
First Bancorp	1,605	21,956
First Financial Bankshares, Inc.	21,367	893,782
Five Star Bancorp(x)	784	22,234
FVCBankcorp, Inc.(x)*	299	5,732
Glacier Bancorp, Inc.	2,496	122,628
HomeTrust Bancshares, Inc.	416	9,194
Lakeland Financial Corp.	3,571	260,005
Live Oak Bancshares, Inc.	4,204	128,642
Metrocity Bankshares, Inc.	894	17,558
Metropolitan Bank Holding Corp.*	128	8,238
Nicolet Bankshares, Inc.*	276	19,441
Pathward Financial, Inc.	1,172	38,629
Professional Holding Corp., Class A*	270	7,004
ServisFirst Bancshares, Inc.	8,172	653,760
Silvergate Capital Corp., Class A*	4,046	304,866
Stock Yards Bancorp, Inc.	4,037	274,556
Third Coast Bancshares, Inc.(x)*	105	1,797
Triumph Bancorp, Inc.*	1,330	72,286
Veritex Holdings, Inc.	1,278	33,982
West Bancorp, Inc.	484	10,072
Westamerica Bancorp	1,071	56,003

		3,529,423

Capital Markets (2.6%)
Artisan Partners Asset Management, Inc., Class A	6,444	173,537
B Riley Financial, Inc.	3,384	150,656
Big Sky Growth Partners, Inc.*	247,718	2,420,205
Blucora, Inc.*	7,871	152,225
Brightsphere Investment Group, Inc.	4,815	71,792
Cohen & Steers, Inc.	4,159	260,478
Diamond Hill Investment Group, Inc.	478	78,870
Donnelley Financial Solutions, Inc.*	240	8,873
Federated Hermes, Inc., Class B	13,909	460,666
Focus Financial Partners, Inc., Class A*	9,435	297,297
GAMCO Investors, Inc., Class A	739	12,600
GCM Grosvenor, Inc., Class A(x)	5,753	45,391
Hamilton Lane, Inc., Class A	5,764	343,592
Houlihan Lokey, Inc.	8,154	614,649
Manning & Napier, Inc.	1,008	12,368
MELI Kaszek Pioneer Corp., Class A*	173,497	1,712,415
Moelis & Co., Class A	5,226	176,691
Open Lending Corp., Class A*	17,127	137,701
Perella Weinberg Partners	6,083	38,505
PJT Partners, Inc., Class A	3,858	257,792
Pzena Investment Management, Inc., Class A	2,522	23,909
Sculptor Capital Management, Inc.	1,891	16,716
Silvercrest Asset Management Group, Inc., Class A	1,435	23,462
StepStone Group, Inc., Class A	8,674	212,600
StoneX Group, Inc.*	228	18,910
TCV Acquisition Corp., Class A*	139,923	1,371,245
Value Line, Inc.(x)	160	7,024
Victory Capital Holdings, Inc., Class A	787	18,345
Virtus Investment Partners, Inc.	131	20,897
WisdomTree Investments, Inc.	21,207	99,249

		9,238,660

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	445	11,672
Curo Group Holdings Corp.	2,760	11,068
Dynamics, Inc.(r)*	35,722	58,138
FirstCash Holdings, Inc.	3,138	230,172
Green Dot Corp., Class A*	872	16,551
LendingClub Corp.*	805	8,895
LendingTree, Inc.*	1,725	41,158
NerdWallet, Inc., Class A(x)*	4,100	36,367
PROG Holdings, Inc.*	1,360	20,373
Upstart Holdings, Inc.(x)*	59,082	1,228,315
World Acceptance Corp.(x)*	412	39,890

		1,702,599

Insurance (1.0%)
BRP Group, Inc., Class A*	9,797	258,151
eHealth, Inc.*	924	3,613
Goosehead Insurance, Inc., Class A*	2,684	95,658
HCI Group, Inc.(x)	1,048	41,081
Investors Title Co.	32	4,512
Kinsale Capital Group, Inc.	3,540	904,187
Palomar Holdings, Inc.*	3,979	333,122
RLI Corp.	6,450	660,351
SiriusPoint Ltd.*	1,106	5,475
Trupanion, Inc.(x)*	20,465	1,216,235
Universal Insurance Holdings, Inc.	769	7,574

		3,529,959

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	927	27,745
PennyMac Mortgage Investment Trust (REIT)	2,839	33,444

		61,189

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	816	27,932
Bridgewater Bancshares, Inc.*	707	11,644
Columbia Financial, Inc.*	1,874	39,598
Greene County Bancorp, Inc.	540	30,926
Hingham Institution For Savings (The)	29	7,282
NMI Holdings, Inc., Class A*	958	19,514
Walker & Dunlop, Inc.	3,478	291,213

		428,109

Total Financials		18,489,939

Health Care (26.5%)
Biotechnology (6.1%)
Aadi Bioscience, Inc.*	2,280	32,216
ACADIA Pharmaceuticals, Inc.*	19,616	320,918
ADMA Biologics, Inc.(x)*	13,002	31,595
Affimed NV*	21,695	44,692
Agenus, Inc.*	46,066	94,435
Akero Therapeutics, Inc.(x)*	299	10,181
Albireo Pharma, Inc.*	2,817	54,537
Alector, Inc.*	10,064	95,205
Alkermes plc*	26,606	594,112
Alpine Immune Sciences, Inc.(x)*	1,137	8,186
Amicus Therapeutics, Inc.*	44,973	469,518

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Anavex Life Sciences Corp.(x)*	11,552	$119,217
Apellis Pharmaceuticals, Inc.*	15,271	1,043,009
Arbutus Biopharma Corp.(x)*	9,146	17,469
Arcturus Therapeutics Holdings, Inc.(x)*	3,399	50,373
Arcutis Biotherapeutics, Inc.*	6,633	126,757
Arrowhead Pharmaceuticals, Inc.*	16,798	555,174
Atara Biotherapeutics, Inc.*	1,610	6,086
Aura Biosciences, Inc.(x)*	2,851	51,660
Aurinia Pharmaceuticals, Inc.(x)*	22,080	166,042
Avid Bioservices, Inc.*	9,979	190,798
Beam Therapeutics, Inc.(x)*	30,684	1,461,786
BioCryst Pharmaceuticals, Inc.*	20,851	262,723
Biohaven Pharmaceutical Holding Co. Ltd.*	6,388	965,674
Blueprint Medicines Corp.*	9,742	641,900
Bridgebio Pharma, Inc.*	10,546	104,827
CareDx, Inc.*	8,407	143,087
Catalyst Pharmaceuticals, Inc.*	15,602	200,174
Celldex Therapeutics, Inc.*	1,589	44,667
Celularity, Inc., Class A(x)*	10,935	25,260
Cerevel Therapeutics Holdings, Inc.*	8,865	250,525
ChemoCentryx, Inc.*	7,620	393,649
Chimerix, Inc.*	9,504	18,343
Coherus Biosciences, Inc.*	12,259	117,809
Crinetics Pharmaceuticals, Inc.*	1,237	24,295
CTI BioPharma Corp.(x)*	2,861	16,651
Cytokinetics, Inc.*	12,084	585,470
Deciphera Pharmaceuticals, Inc.*	2,098	38,813
Denali Therapeutics, Inc.*	16,078	493,434
Dynavax Technologies Corp.(x)*	19,317	201,669
Eagle Pharmaceuticals, Inc.*	1,684	44,491
Eiger BioPharmaceuticals, Inc.*	5,894	44,382
Enanta Pharmaceuticals, Inc.*	351	18,206
Fate Therapeutics, Inc.*	48,375	1,084,084
FibroGen, Inc.*	12,772	166,164
Foghorn Therapeutics, Inc.(x)*	3,571	30,639
Geron Corp.*	40,529	94,838
Global Blood Therapeutics, Inc.*	10,517	716,208
Gossamer Bio, Inc.(x)*	10,300	123,394
GreenLight Biosciences Holdings PBC(x)*	11,762	27,288
Halozyme Therapeutics, Inc.*	22,087	873,320
Heron Therapeutics, Inc.(x)*	16,678	70,381
HilleVax, Inc.(x)*	512	8,750
Humacyte, Inc.(x)*	2,462	8,026
IGM Biosciences, Inc.(x)*	1,219	27,720
Imago Biosciences, Inc.(x)*	2,570	38,678
ImmunityBio, Inc.(x)*	10,002	49,710
ImmunoGen, Inc.*	17,335	82,861
Inhibrx, Inc.(x)*	4,588	82,355
Insmed, Inc.*	19,466	419,298
Intellia Therapeutics, Inc.*	39,284	2,198,333
Intercept Pharmaceuticals, Inc.(x)*	4,074	56,832
Ironwood Pharmaceuticals, Inc.*	22,441	232,489
IVERIC bio, Inc.*	19,319	346,583
Karuna Therapeutics, Inc.*	4,864	1,094,060
Karyopharm Therapeutics, Inc.*	12,014	65,596
Keros Therapeutics, Inc.*	2,799	105,298
Kiniksa Pharmaceuticals Ltd., Class A*	4,754	61,041
Krystal Biotech, Inc.*	1,145	79,806
Lexicon Pharmaceuticals, Inc.*	5,197	12,473
Ligand Pharmaceuticals, Inc.*	298	25,661
Madrigal Pharmaceuticals, Inc.*	2,102	136,609
MannKind Corp.(x)*	5,059	15,632
MeiraGTx Holdings plc*	391	3,288
Mirum Pharmaceuticals, Inc.*	2,984	62,694
Morphic Holding, Inc.*	3,568	100,974
Ocugen, Inc.(x)*	33,682	59,954
Organogenesis Holdings, Inc.*	11,419	36,998
Outlook Therapeutics, Inc.(x)*	20,249	24,704
PepGen, Inc.*	519	4,712
Point Biopharma Global, Inc.(x)*	11,413	88,222
Praxis Precision Medicines, Inc.*	470	1,067
Precigen, Inc.(x)*	13,014	27,590
ProKidney Corp.(x)*	16,140	145,421
Prometheus Biosciences, Inc.(x)*	4,983	294,047
Prothena Corp. plc*	5,759	349,168
PTC Therapeutics, Inc.*	8,649	434,180
Rallybio Corp.(x)*	1,876	27,146
RAPT Therapeutics, Inc.*	2,921	70,279
Recursion Pharmaceuticals, Inc., Class A(x)*	1,952	20,769
Relay Therapeutics, Inc.*	980	21,923
REVOLUTION Medicines, Inc.*	1,655	32,637
Rigel Pharmaceuticals, Inc.*	27,647	32,623
Sangamo Therapeutics, Inc.*	1,208	5,919
Seres Therapeutics, Inc.*	11,124	71,416
Sorrento Therapeutics, Inc.(x)*	9,310	14,617
SpringWorks Therapeutics, Inc.*	1,091	31,126
Syndax Pharmaceuticals, Inc.*	1,949	46,834
TG Therapeutics, Inc.*	21,623	128,008
Travere Therapeutics, Inc.*	9,066	223,386
Twist Bioscience Corp.*	6,382	224,902
Vaxart, Inc.(x)*	4,104	8,947
Vaxcyte, Inc.*	8,817	211,608
Vera Therapeutics, Inc.(x)*	2,007	42,769
Vericel Corp.*	7,660	177,712
Verve Therapeutics, Inc.(x)*	1,133	38,919
Viridian Therapeutics, Inc.(x)*	3,059	62,740
VistaGen Therapeutics, Inc.(x)*	22,833	3,473
Y-mAbs Therapeutics, Inc.*	5,930	85,511
Zentalis Pharmaceuticals, Inc.*	7,233	156,667

		21,887,092

Health Care Equipment & Supplies (4.8%)
Alphatec Holdings, Inc.*	10,331	90,293
Angle plc(x)*	670,899	501,893
Artivion, Inc.*	5,504	76,175
AtriCure, Inc.*	4,803	187,797
Atrion Corp.	233	131,645
Axogen, Inc.*	6,648	79,244
Axonics, Inc.*	7,978	561,970
BioLife Solutions, Inc.*	336	7,644
Cardiovascular Systems, Inc.*	3,603	49,938
Cerus Corp.*	28,513	102,647
CONMED Corp.	4,747	380,567
CryoPort, Inc.*	5,857	142,677
Cutera, Inc.*	2,694	122,846
Embecta Corp.	8,206	236,251
Figs, Inc., Class A(x)*	303,997	2,507,975
Glaukos Corp.*	7,451	396,691
Haemonetics Corp.*	8,271	612,302
Heska Corp.*	1,567	114,266
Inari Medical, Inc.*	7,156	519,812
Inogen, Inc.*	194	4,710
Inspire Medical Systems, Inc.*	9,480	1,681,468
iRadimed Corp.	1,209	36,343
iRhythm Technologies, Inc.*	4,859	608,736
Lantheus Holdings, Inc.*	11,123	782,281
LeMaitre Vascular, Inc.	3,294	166,940
LivaNova plc*	6,700	340,159
Meridian Bioscience, Inc.*	7,034	221,782
Merit Medical Systems, Inc.*	7,852	443,717
Mesa Laboratories, Inc.	817	115,058

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Nano-X Imaging Ltd.(x)*	495	$5,678
Neogen Corp.*	16,320	227,990
Nevro Corp.*	5,722	266,645
NuVasive, Inc.*	8,550	374,575
Omnicell, Inc.*	7,163	623,396
OrthoPediatrics Corp.*	2,492	114,981
Outset Medical, Inc.*	43,986	700,697
Owlet, Inc.(x)*	2,811	3,008
Paragon 28, Inc.(x)*	7,485	133,383
PROCEPT BioRobotics Corp.(x)*	4,215	174,754
Pulmonx Corp.(x)*	5,552	92,496
RxSight, Inc.(x)*	3,106	37,272
Senseonics Holdings, Inc.(x)*	74,363	98,159
Shockwave Medical, Inc.*	5,797	1,611,972
SI-BONE, Inc.*	5,473	95,559
Sight Sciences, Inc.(x)*	286	1,816
Silk Road Medical, Inc.*	5,664	254,880
STAAR Surgical Co.*	7,811	551,066
Surmodics, Inc.*	2,170	65,968
Tactile Systems Technology, Inc.*	1,051	8,187
TransMedics Group, Inc.*	4,953	206,738
Treace Medical Concepts, Inc.*	5,499	121,363
UFP Technologies, Inc.*	1,112	95,454
Utah Medical Products, Inc.	511	43,593
Vicarious Surgical, Inc.(x)*	8,568	28,703
ViewRay, Inc.*	21,616	78,682
Zynex, Inc.(x)	3,378	30,638

		17,271,480

Health Care Providers & Services (8.6%)
23andMe Holding Co.(x)*	334,703	957,251
Addus HomeCare Corp.*	1,030	98,097
Agiliti, Inc.(x)*	4,580	65,540
agilon health, Inc.(x)*	579,610	13,574,466
AirSculpt Technologies, Inc.(x)	1,947	12,519
Alignment Healthcare, Inc.*	101,764	1,204,886
AMN Healthcare Services, Inc.*	7,050	747,018
Apollo Medical Holdings, Inc.(x)*	6,350	247,650
Cano Health, Inc.*	26,448	229,304
Clover Health Investments Corp.(x)*	63,875	108,587
CorVel Corp.*	1,439	199,201
Cross Country Healthcare, Inc.*	842	23,888
DocGo, Inc.(x)*	13,072	129,674
Ensign Group, Inc. (The)	8,795	699,203
Guardant Health, Inc.*	33,152	1,784,572
Hanger, Inc.*	6,145	115,034
HealthEquity, Inc.*	13,515	907,803
Hims & Hers Health, Inc.*	16,587	92,555
Innovage Holding Corp.(x)*	370	2,176
Joint Corp. (The)*	2,201	34,578
LHC Group, Inc.*	4,866	796,370
LifeStance Health Group, Inc.(x)*	729	4,826
ModivCare, Inc.*	669	66,686
National Research Corp.	2,284	90,903
Oak Street Health, Inc.*	52,786	1,294,313
Oncology Institute, Inc. (The)(x)*	5,648	26,150
Option Care Health, Inc.*	25,437	800,502
Owens & Minor, Inc.	1,377	33,186
P3 Health Partners, Inc.(x)*	2,487	11,490
Patterson Cos., Inc.	11,198	268,976
Pennant Group, Inc. (The)*	4,244	44,180
PetIQ, Inc.*	3,609	24,902
Privia Health Group, Inc.*	128,033	4,360,804
Progyny, Inc.*	12,189	451,724
R1 RCM, Inc.*	24,498	453,948
RadNet, Inc.*	8,031	163,431
Select Medical Holdings Corp.	14,355	317,245
Surgery Partners, Inc.*	5,778	135,205
US Physical Therapy, Inc.	2,118	161,010

		30,739,853

Health Care Technology (2.7%)
Babylon Holdings Ltd., Class A(x)*	16,784	7,927
Doximity, Inc., Class A(x)*	257,709	7,787,966
Evolent Health, Inc., Class A*	13,335	479,127
HealthStream, Inc.*	159	3,380
NextGen Healthcare, Inc.*	4,439	78,570
Nutex Health, Inc.*	5,988	8,982
OptimizeRx Corp.*	2,736	40,548
Pear Therapeutics, Inc.(x)*	5,111	10,426
Phreesia, Inc.*	3,795	96,697
Schrodinger, Inc.*	49,778	1,243,454
Simulations Plus, Inc.	2,535	123,049

		9,880,126

Life Sciences Tools & Services (2.6%)
10X Genomics, Inc., Class A*	165,276	4,707,061
AbCellera Biologics, Inc.(x)*	14,402	142,436
Adaptive Biotechnologies Corp.*	688	4,899
Akoya Biosciences, Inc.*	2,604	30,597
Codexis, Inc.(x)*	9,570	57,994
Cytek Biosciences, Inc.(x)*	18,650	274,528
MaxCyte, Inc.(x)*	195,884	1,273,246
Medpace Holdings, Inc.*	4,143	651,155
NanoString Technologies, Inc.*	48,043	613,509
Quanterix Corp.*	659	7,262
Science 37 Holdings, Inc.(x)*	8,841	14,234
Seer, Inc.*	99,920	773,381
SomaLogic, Inc.*	163,851	475,168
Standard BioTools, Inc.(x)*	435,913	479,504

		9,504,974

Pharmaceuticals (1.7%)
Aclaris Therapeutics, Inc.*	10,724	168,796
Aerie Pharmaceuticals, Inc.*	6,660	100,766
Amneal Pharmaceuticals, Inc.*	17,714	35,782
Amphastar Pharmaceuticals, Inc.*	6,217	174,698
Amylyx Pharmaceuticals, Inc.*	1,116	31,415
Arvinas, Inc.*	7,943	353,384
ATAI Life Sciences NV(x)*	231,959	767,784
Axsome Therapeutics, Inc.*	4,840	215,961
Cassava Sciences, Inc.(x)*	6,231	260,580
Collegium Pharmaceutical, Inc.*	5,660	90,673
Corcept Therapeutics, Inc.*	13,908	356,601
Esperion Therapeutics, Inc.(x)*	10,453	70,035
Evolus, Inc.*	5,911	47,584
EyePoint Pharmaceuticals, Inc.(x)*	1,864	14,744
GH Research plc(x)*	66,261	769,953
Harmony Biosciences Holdings, Inc.*	4,307	190,757
Innoviva, Inc.*	10,439	121,197
Intra-Cellular Therapies, Inc.*	14,927	694,553
Liquidia Corp.*	4,693	25,530
NGM Biopharmaceuticals, Inc.*	3,824	50,018
Ocular Therapeutix, Inc.*	12,683	52,634
Pacira BioSciences, Inc.*	7,329	389,830
Phathom Pharmaceuticals, Inc.(x)*	3,711	41,118
Phibro Animal Health Corp., Class A	2,974	39,525
Provention Bio, Inc.(x)*	7,658	34,461
Reata Pharmaceuticals, Inc., Class A*	3,797	95,419
Relmada Therapeutics, Inc.*	3,284	121,574
Revance Therapeutics, Inc.*	11,693	315,711
SIGA Technologies, Inc.(x)	7,600	78,280
Theravance Biopharma, Inc.*	9,302	94,322
Tricida, Inc.(x)*	1,065	11,161
Ventyx Biosciences, Inc.(x)*	3,601	125,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Xeris Biopharma Holdings, Inc.(x)*	21,018	$32,788

		5,973,345

Total Health Care		95,256,870

Industrials (9.5%)
Aerospace & Defense (0.3%)
Aerojet Rocketdyne Holdings, Inc.*	9,790	391,502
AeroVironment, Inc.*	4,026	335,607
Cadre Holdings, Inc.(x)	3,147	75,717
Momentus, Inc.(x)*	2,647	3,626
Moog, Inc., Class A	785	55,225
Rocket Lab USA, Inc.*	35,521	144,571
Virgin Galactic Holdings, Inc.(x)*	17,603	82,910

		1,089,158

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	3,664	88,266
Forward Air Corp.	4,375	394,887
Radiant Logistics, Inc.*	1,471	8,370

		491,523

Airlines (0.3%)
Allegiant Travel Co.*	1,106	80,716
Frontier Group Holdings, Inc.(x)*	5,838	56,628
Joby Aviation, Inc.(x)*	211,478	915,700
Sun Country Airlines Holdings, Inc.*	5,366	73,031

		1,126,075

Building Products (0.9%)
AAON, Inc.	7,153	385,404
American Woodmark Corp.*	149	6,535
Apogee Enterprises, Inc.	3,607	137,860
CSW Industrials, Inc.	2,394	286,801
Griffon Corp.	3,859	113,918
Insteel Industries, Inc.	3,068	81,394
Janus International Group, Inc.*	13,448	119,956
JELD-WEN Holding, Inc.*	4,678	40,932
Masonite International Corp.*	3,654	260,494
PGT Innovations, Inc.*	9,379	196,584
Simpson Manufacturing Co., Inc.	7,069	554,210
UFP Industries, Inc.	8,520	614,803
Zurn Elkay Water Solutions Corp.	20,249	496,100

		3,294,991

Commercial Services & Supplies (0.7%)
ACV Auctions, Inc., Class A*	8,854	63,660
Aris Water Solution, Inc., Class A	3,767	48,067
Aurora Innovation, Inc.(x)*	183,252	404,987
Brady Corp., Class A	5,884	245,539
Brink’s Co. (The)	7,553	365,867
Casella Waste Systems, Inc., Class A*	8,126	620,745
Cimpress plc*	2,951	72,241
Healthcare Services Group, Inc.	5,905	71,392
HNI Corp.	6,687	177,272
Interface, Inc.	7,762	69,780
Li-Cycle Holdings Corp.(x)*	8,209	43,672
Montrose Environmental Group, Inc.*	4,459	150,045
Pitney Bowes, Inc.	13,693	31,905
SP Plus Corp.*	3,765	117,920

		2,483,092

Construction & Engineering (1.0%)
Ameresco, Inc., Class A*	5,240	348,355
Comfort Systems USA, Inc.	5,749	559,550
Construction Partners, Inc., Class A*	6,475	169,839
Dycom Industries, Inc.*	4,692	448,227
EMCOR Group, Inc.	7,961	919,336
Fluor Corp.*	21,143	526,249
Great Lakes Dredge & Dock Corp.*	2,364	17,919
IES Holdings, Inc.*	1,013	27,979
Infrastructure and Energy Alternatives, Inc.*	4,954	67,077
MYR Group, Inc.*	2,662	225,551
Northwest Pipe Co.*	343	9,639
NV5 Global, Inc.*	2,204	272,899
Primoris Services Corp.	503	8,174
Sterling Infrastructure, Inc.*	4,031	86,546

		3,687,340

Electrical Equipment (1.1%)
Allied Motion Technologies, Inc.	1,965	56,238
Array Technologies, Inc.*	24,547	406,989
Atkore, Inc.*	6,704	521,638
Babcock & Wilcox Enterprises, Inc.*	9,496	60,585
Blink Charging Co.(x)*	5,813	103,006
Bloom Energy Corp., Class A*	28,646	572,634
Energy Vault Holdings, Inc.(x)*	10,297	54,368
EnerSys	809	47,060
Enovix Corp.*	17,712	324,750
ESS Tech, Inc.*	11,765	48,119
Fluence Energy, Inc.(x)*	5,897	86,037
FTC Solar, Inc.(x)*	7,527	22,280
FuelCell Energy, Inc.(x)*	45,696	155,823
GrafTech International Ltd.	31,925	137,597
Heliogen, Inc.(x)*	14,751	27,437
Shoals Technologies Group, Inc., Class A*	18,197	392,145
Stem, Inc.*	22,205	296,215
SunPower Corp.(x)*	13,322	306,939
TPI Composites, Inc.*	6,021	67,917
Vicor Corp.*	3,596	212,667

		3,900,444

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	3,748	82,831

Machinery (2.1%)
Alamo Group, Inc.	1,427	174,479
Albany International Corp., Class A	1,007	79,382
Berkshire Grey, Inc.(x)*	7,200	12,240
Blue Bird Corp.*	2,825	23,589
Chart Industries, Inc.*	5,980	1,102,413
CIRCOR International, Inc.*	952	15,698
Douglas Dynamics, Inc.	3,580	100,312
Energy Recovery, Inc.*	8,935	194,247
Enerpac Tool Group Corp.*	9,491	169,225
ESCO Technologies, Inc.	381	27,981
Evoqua Water Technologies Corp.*	19,132	632,695
Federal Signal Corp.	9,778	364,915
Franklin Electric Co., Inc.	7,507	613,397
Gorman-Rupp Co. (The)	807	19,199
Helios Technologies, Inc.	5,369	271,671
Hillenbrand, Inc.	5,637	206,991
Hyzon Motors, Inc.(x)*	15,583	26,491
John Bean Technologies Corp.	5,159	443,674
Kadant, Inc.	1,907	318,107
Lightning eMotors, Inc.(x)*	6,056	9,387
Lindsay Corp.	1,812	259,623
Luxfer Holdings plc	1,935	28,057
Markforged Holding Corp.(x)*	2,477	4,904
Microvast Holdings, Inc.(x)*	16,456	29,785
Miller Industries, Inc.	106	2,257
Mueller Industries, Inc.	3,211	190,862
Mueller Water Products, Inc., Class A	25,806	265,028
Nikola Corp.(x)*	49,005	172,498
Omega Flex, Inc.(x)	537	49,737
Proterra, Inc.(x)*	16,393	81,637
Proto Labs, Inc.*	784	28,561

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
RBC Bearings, Inc.*	667	$138,609
Sarcos Technology and Robotics Corp.(x)*	17,761	39,429
Shyft Group, Inc. (The)	5,605	114,510
Tennant Co.	1,333	75,394
Terex Corp.	5,376	159,882
Titan International, Inc.*	8,265	100,337
Trinity Industries, Inc.	2,085	44,515
Velo3D, Inc.(x)*	8,968	35,334
Wabash National Corp.	6,987	108,718
Watts Water Technologies, Inc., Class A	4,471	562,139
Xos, Inc.(x)*	10,794	12,953

		7,310,862

Professional Services (1.6%)
ASGN, Inc.*	7,978	720,972
Atlas Technical Consultants, Inc.(x)*	1,972	13,114
Barrett Business Services, Inc.	1,063	82,914
CBIZ, Inc.*	7,962	340,614
CRA International, Inc.	1,128	100,099
Exponent, Inc.	8,307	728,275
First Advantage Corp.*	849	10,893
Forrester Research, Inc.*	1,950	70,219
Franklin Covey Co.*	1,974	89,600
HireRight Holdings Corp.(x)*	3,507	53,517
Huron Consulting Group, Inc.*	1,996	132,235
ICF International, Inc.	2,162	235,701
Insperity, Inc.	5,904	602,739
Kforce, Inc.	3,350	196,477
Korn Ferry	8,866	416,259
Legalzoom.com, Inc.(x)*	15,573	133,461
Planet Labs PBC(x)*	22,036	119,655
Red Violet, Inc.(x)*	1,473	25,512
Sterling Check Corp.(x)*	3,629	64,016
TriNet Group, Inc.*	6,114	435,439
Upwork, Inc.*	75,466	1,027,847
Willdan Group, Inc.*	263	3,895

		5,603,453

Road & Rail (0.3%)
ArcBest Corp.	1,278	92,949
Daseke, Inc.*	6,011	32,519
Marten Transport Ltd.	7,047	135,021
PAM Transportation Services, Inc.*	984	30,465
Saia, Inc.*	4,327	822,130
Universal Logistics Holdings, Inc.	780	24,742
Werner Enterprises, Inc.	1,259	47,338

		1,185,164

Trading Companies & Distributors (1.1%)
Alta Equipment Group, Inc.	809	8,907
Applied Industrial Technologies, Inc.	6,238	641,142
Beacon Roofing Supply, Inc.*	5,863	320,823
Boise Cascade Co.	1,324	78,725
Custom Truck One Source, Inc.(x)*	3,130	18,248
Distribution Solutions Group, Inc.*	736	20,733
EVI Industries, Inc.(x)*	55,284	1,002,852
GATX Corp.	303	25,800
Global Industrial Co.	1,623	43,545
GMS, Inc.*	7,063	282,591
H&E Equipment Services, Inc.	5,233	148,303
Herc Holdings, Inc.	4,170	433,180
Hudson Technologies, Inc.*	6,961	51,163
Karat Packaging, Inc.*	976	15,606
McGrath RentCorp	3,992	334,769
MRC Global, Inc.*	13,693	98,453
Textainer Group Holdings Ltd.	1,003	26,941
Transcat, Inc.*	1,188	89,920
Veritiv Corp.*	2,211	216,169

		3,857,870

Total Industrials		34,112,803

Information Technology (25.6%)
Communications Equipment (2.0%)
ADTRAN Holdings, Inc.	10,346	202,575
Calix, Inc.*	86,865	5,310,926
Cambium Networks Corp.*	1,745	29,526
Casa Systems, Inc.(x)*	5,101	15,966
Clearfield, Inc.*	1,908	199,653
CommScope Holding Co., Inc.*	33,416	307,761
Digi International, Inc.*	1,924	66,513
DZS, Inc.*	2,833	32,013
Extreme Networks, Inc.*	20,654	269,948
Harmonic, Inc.*	15,260	199,448
Infinera Corp.*	30,655	148,370
Inseego Corp.(x)*	4,076	8,437
Ondas Holdings, Inc.(x)*	5,367	19,858
Viavi Solutions, Inc.*	37,480	489,114

		7,300,108

Electronic Equipment, Instruments & Components (1.4%)
908 Devices, Inc.(x)*	782	12,864
Advanced Energy Industries, Inc.	6,130	474,523
Aeva Technologies, Inc.(x)*	1,721	3,218
AEye, Inc.(x)*	6,303	6,996
Akoustis Technologies, Inc.(x)*	7,863	23,353
Arlo Technologies, Inc.*	13,976	64,849
Badger Meter, Inc.	4,778	441,439
Belden, Inc.	3,737	224,295
Cepton, Inc.*	6,520	12,779
CTS Corp.	5,239	218,204
ePlus, Inc.*	3,315	137,705
Fabrinet*	6,012	573,845
FARO Technologies, Inc.*	276	7,573
Focus Universal, Inc.(x)*	2,828	26,527
Identiv, Inc.*	3,692	46,298
Insight Enterprises, Inc.*	4,345	358,072
Itron, Inc.*	639	26,908
Lightwave Logic, Inc.(x)*	18,146	133,192
MicroVision, Inc.(x)*	26,880	97,037
Napco Security Technologies, Inc.*	4,863	141,416
Novanta, Inc.*	5,792	669,845
OSI Systems, Inc.*	284	20,465
PAR Technology Corp.*	1,630	48,134
Plexus Corp.*	3,824	334,830
Rogers Corp.*	3,057	739,427
SmartRent, Inc.(x)*	19,542	44,360

		4,888,154

IT Services (4.5%)
Affirm Holdings, Inc.(x)*	317,022	5,947,333
AvidXchange Holdings, Inc.*	21,228	178,740
BigCommerce Holdings, Inc.*	10,526	155,785
Brightcove, Inc.*	4,702	29,623
Cantaloupe, Inc.*	5,923	20,612
Cass Information Systems, Inc.	355	12,315
Cerberus Cyber Sentinel Corp.(x)*	7,140	21,063
Core Scientific, Inc.(x)*	2,749	3,574
CSG Systems International, Inc.	5,183	274,077
Cyxtera Technologies, Inc.(x)*	5,969	24,353
DigitalOcean Holdings, Inc.(x)*	11,346	410,385
Dlocal Ltd.(x)*	151,496	3,108,698
Edgio, Inc.*	20,770	57,741
Evertec, Inc.	10,242	321,087
Evo Payments, Inc., Class A*	7,684	255,877
ExlService Holdings, Inc.*	5,269	776,440
Fastly, Inc., Class A*	107,124	981,256
Flywire Corp.*	9,117	209,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Grid Dynamics Holdings, Inc.*	7,986	$149,578
Hackett Group, Inc. (The)	4,166	73,821
I3 Verticals, Inc., Class A*	3,682	73,750
IBEX Holdings Ltd.(x)*	819	15,209
Information Services Group, Inc.	2,681	12,762
International Money Express, Inc.*	5,193	118,348
Marqeta, Inc., Class A*	70,719	503,519
Maximus, Inc.	9,323	539,522
Paya Holdings, Inc.*	14,462	88,363
Payoneer Global, Inc.*	35,262	213,335
Perficient, Inc.*	5,566	361,901
Priority Technology Holdings, Inc.(x)*	3,004	13,548
Remitly Global, Inc.*	16,017	178,109
Sabre Corp.*	11,089	57,108
Squarespace, Inc., Class A(x)*	1,226	26,187
StoneCo Ltd., Class A*	23,473	223,698
TTEC Holdings, Inc.	3,104	137,538
Tucows, Inc., Class A(x)*	1,641	61,390
Unisys Corp.*	8,202	61,925
Verra Mobility Corp.*	23,213	356,784

		16,054,680

Semiconductors & Semiconductor Equipment (2.0%)
ACM Research, Inc., Class A*	953	11,874
Alpha & Omega Semiconductor Ltd.*	2,765	85,051
Ambarella, Inc.*	5,945	333,990
Amkor Technology, Inc.	3,376	57,561
Atomera, Inc.(x)*	3,138	31,788
Axcelis Technologies, Inc.*	5,330	322,785
CEVA, Inc.*	3,909	102,533
Credo Technology Group Holding Ltd.*	15,650	172,150
CyberOptics Corp.*	1,172	63,030
Diodes, Inc.*	5,275	342,400
FormFactor, Inc.*	12,632	316,432
Impinj, Inc.*	3,104	248,413
indie Semiconductor, Inc., Class A*	16,871	123,496
Kulicke & Soffa Industries, Inc.	9,303	358,445
MACOM Technology Solutions Holdings, Inc.*	8,226	426,025
MaxLinear, Inc.*	11,855	386,710
Onto Innovation, Inc.*	8,075	517,204
PDF Solutions, Inc.*	4,931	120,957
Photronics, Inc.*	7,057	103,173
Power Integrations, Inc.	9,269	596,182
Rambus, Inc.*	15,087	383,512
Rockley Photonics Holdings Ltd.(x)*	16,419	11,659
Semtech Corp.*	10,366	304,864
Silicon Laboratories, Inc.*	5,533	682,994
SiTime Corp.*	2,645	208,241
SkyWater Technology, Inc.(x)*	1,583	12,110
SMART Global Holdings, Inc.*	7,975	126,563
Synaptics, Inc.*	6,465	640,100
Transphorm, Inc.(x)*	3,381	17,006
Ultra Clean Holdings, Inc.*	2,560	65,920
Veeco Instruments, Inc.*	6,560	120,179

		7,293,347

Software (15.5%)
8x8, Inc.*	20,012	69,041
A10 Networks, Inc.	8,496	112,742
ACI Worldwide, Inc.*	18,649	389,764
Agilysys, Inc.*	3,257	180,275
Alarm.com Holdings, Inc.*	7,825	507,529
Alkami Technology, Inc.(x)*	5,806	87,380
Altair Engineering, Inc., Class A*	8,459	374,057
American Software, Inc., Class A	4,446	68,113
Amplitude, Inc., Class A(x)*	9,158	141,674
Appfolio, Inc., Class A*	3,114	326,098
Appian Corp., Class A*	26,200	1,069,746
Arteris, Inc.(x)*	2,596	17,289
Asana, Inc., Class A(x)*	12,002	266,804
AvePoint, Inc.(x)*	20,870	83,689
Benefitfocus, Inc.*	3,243	20,593
Blackbaud, Inc.*	7,178	316,263
Blackline, Inc.*	8,987	538,321
Box, Inc., Class A*	22,701	553,677
BTRS Holdings, Inc., Class 1*	16,240	150,382
C3.ai, Inc., Class A(x)*	1,918	23,975
Cipher Mining, Inc.(x)*	267,672	337,267
Clear Secure, Inc., Class A(x)*	139,297	3,184,329
Clearwater Analytics Holdings, Inc., Class A(x)*	73,469	1,233,545
CommVault Systems, Inc.*	7,294	386,874
Confluent, Inc., Class A*	94,097	2,236,686
Consensus Cloud Solutions, Inc.*	1,282	60,639
Couchbase, Inc.(x)*	4,256	60,733
CS Disco, Inc.(x)*	3,419	34,190
Digimarc Corp.(x)*	1,974	26,748
Digital Turbine, Inc.*	15,328	220,876
Domo, Inc., Class B*	4,884	87,863
Duck Creek Technologies, Inc.*	12,439	147,402
Ebix, Inc.(x)	889	16,864
eGain Corp.*	1,373	10,092
Enfusion, Inc., Class A(x)*	4,106	50,668
EngageSmart, Inc.*	5,665	117,209
Envestnet, Inc.*	8,761	388,988
Everbridge, Inc.*	6,462	199,547
EverCommerce, Inc.(x)*	614	6,711
ForgeRock, Inc., Class A(x)*	3,541	51,451
Gitlab, Inc., Class A(x)*	194,863	9,980,883
HashiCorp, Inc., Class A(x)*	83,099	2,674,957
Instructure Holdings, Inc.(x)*	458	10,204
Intapp, Inc.*	2,304	43,016
InterDigital, Inc.	1,793	72,473
IronNet, Inc.(x)*	10,263	7,071
KnowBe4, Inc., Class A*	11,857	246,744
LivePerson, Inc.*	11,569	108,980
Matterport, Inc.(x)*	25,330	96,001
MeridianLink, Inc.(x)*	3,724	60,627
MicroStrategy, Inc., Class A(x)*	4,241	900,195
Mitek Systems, Inc.*	6,521	59,732
Model N, Inc.*	6,035	206,578
Momentive Global, Inc.*	21,413	124,410
N-able, Inc.*	9,655	89,116
NextNav, Inc.(x)*	10,997	29,582
Olo, Inc., Class A*	627,994	4,961,153
OneSpan, Inc.*	2,596	22,352
PagerDuty, Inc.*	13,927	321,296
Procore Technologies, Inc.(x)*	134,949	6,677,277
Progress Software Corp.	7,163	304,786
PROS Holdings, Inc.*	4,415	109,050
Q2 Holdings, Inc.*	9,126	293,857
Qualys, Inc.*	6,278	875,090
Rapid7, Inc.*	9,473	406,392
Rimini Street, Inc.*	8,076	37,634
Samsara, Inc., Class A(x)*	746,322	9,008,107
Sapiens International Corp. NV	3,779	72,481
ShotSpotter, Inc.*	1,518	43,658
Sprout Social, Inc., Class A*	7,482	454,008
SPS Commerce, Inc.*	5,905	733,578
Sumo Logic, Inc.*	11,947	89,602
Telos Corp.*	8,916	79,263
Tenable Holdings, Inc.*	17,897	622,816
UserTesting, Inc.(x)*	7,620	29,870

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Varonis Systems, Inc.*	17,762	$471,048
Verint Systems, Inc.*	9,445	317,163
Veritone, Inc.(x)*	5,351	30,126
Viant Technology, Inc., Class A(x)*	2,607	10,975
Weave Communications, Inc.(x)*	5,073	25,619
WM Technology, Inc.*	10,550	16,985
Workiva, Inc.*	7,771	604,584
Yext, Inc.*	18,486	82,448
Zeta Global Holdings Corp., Class A(x)*	17,739	117,255
Zuora, Inc., Class A*	20,285	149,703

		55,834,839

Technology Hardware, Storage & Peripherals (0.2%)
Avid Technology, Inc.*	3,719	86,504
CompoSecure, Inc.(x)*	1,203	6,027
Corsair Gaming, Inc.(x)*	3,662	41,564
Diebold Nixdorf, Inc.*	9,652	23,551
IonQ, Inc.(x)*	2,266	11,488
Super Micro Computer, Inc.*	7,393	407,132
Turtle Beach Corp.*	2,322	15,836

		592,102

Total Information Technology		91,963,230

Materials (2.9%)
Chemicals (1.9%)
AdvanSix, Inc.	1,402	45,004
American Vanguard Corp.	4,201	78,559
Amyris, Inc.(x)*	3,895	11,373
Aspen Aerogels, Inc.*	5,060	46,653
Avient Corp.	10,887	329,876
Balchem Corp.	5,192	631,243
Cabot Corp.	9,033	577,118
Chase Corp.	305	25,489
Diversey Holdings Ltd.*	12,808	62,247
Ginkgo Bioworks Holdings, Inc.(x)*	328,797	1,025,847
Hawkins, Inc.	1,989	77,551
HB Fuller Co.	7,438	447,024
Ingevity Corp.*	6,223	377,300
Innospec, Inc.	3,461	296,504
Kronos Worldwide, Inc.	3,567	33,316
Livent Corp.*	26,382	808,608
LSB Industries, Inc.*	5,149	73,373
Mativ Holdings, Inc.	723	15,964
Origin Materials, Inc.(x)*	10,531	54,340
Orion Engineered Carbons SA	9,893	132,072
PureCycle Technologies, Inc.(x)*	13,663	110,260
Quaker Chemical Corp.	1,457	210,362
Sensient Technologies Corp.	6,491	450,086
Stepan Co.	404	37,843
Zymergen, Inc.(x)*	318,932	886,631

		6,844,643

Construction Materials (0.0%)†
United States Lime & Minerals, Inc.	299	30,558

Containers & Packaging (0.1%)
Cryptyde, Inc.(x)*	1,999	1,385
Greif, Inc., Class A	622	37,052
Greif, Inc., Class B	131	7,965
Myers Industries, Inc.	5,891	97,025
O-I Glass, Inc.*	20,551	266,135

		409,562

Metals & Mining (0.8%)
5E Advanced Materials, Inc.(x)*	5,370	54,559
Alpha Metallurgical Resources, Inc.	2,697	369,057
ATI, Inc.*	20,196	537,416
Century Aluminum Co.*	8,745	46,174
Commercial Metals Co.	3,342	118,574
Compass Minerals International, Inc.	5,587	215,267
Constellium SE*	10,938	110,911
Dakota Gold Corp.(x)*	8,501	25,928
Hycroft Mining Holding Corp.(x)*	20,755	12,546
Ivanhoe Electric, Inc.(x)*	1,059	8,737
Kaiser Aluminum Corp.	2,571	157,731
Materion Corp.	3,116	249,280
MP Materials Corp.(x)*	30,511	832,950
Novagold Resources, Inc.*	36,769	172,447
Piedmont Lithium, Inc.(x)*	780	41,722
Ramaco Resources, Inc.	3,841	35,337
Ryerson Holding Corp.	105	2,703
Schnitzer Steel Industries, Inc., Class A	445	12,665
Warrior Met Coal, Inc.	861	24,487

		3,028,491

Paper & Forest Products (0.1%)
Sylvamo Corp.	5,466	185,298

Total Materials		10,498,552

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Alexander’s, Inc. (REIT)	374	78,151
Bluerock Residential Growth REIT, Inc. (REIT)	1,684	45,047
CareTrust REIT, Inc. (REIT)	1,166	21,116
CBL & Associates Properties, Inc. (REIT)(x)	662	16,954
Clipper Realty, Inc. (REIT)	1,540	10,734
Community Healthcare Trust, Inc. (REIT)	2,263	74,113
Corporate Office Properties Trust (REIT)	2,306	53,568
Essential Properties Realty Trust, Inc. (REIT)	2,130	41,429
Four Corners Property Trust, Inc. (REIT)	1,211	29,294
Gladstone Commercial Corp. (REIT)	6,390	99,045
Gladstone Land Corp. (REIT)(x)	2,919	52,834
Hersha Hospitality Trust (REIT), Class A	623	4,972
Industrial Logistics Properties Trust (REIT)	534	2,937
Innovative Industrial Properties, Inc. (REIT)	4,535	401,348
NexPoint Residential Trust, Inc. (REIT)	3,559	164,461
Outfront Media, Inc. (REIT)	23,580	358,180
Phillips Edison & Co., Inc. (REIT)	19,141	536,905
Postal Realty Trust, Inc. (REIT), Class A	1,661	24,367
PotlatchDeltic Corp. (REIT)	1,231	50,520
Safehold, Inc. (REIT)(x)	2,229	58,979
Saul Centers, Inc. (REIT)	1,860	69,750
Tanger Factory Outlet Centers, Inc. (REIT)	16,847	230,467
UMH Properties, Inc. (REIT)	6,931	111,936
Universal Health Realty Income Trust (REIT)	2,240	96,790

		2,633,897

Real Estate Management & Development (0.9%)
Compass, Inc., Class A(x)*	44,210	102,567
Cushman & Wakefield plc*	25,944	297,059
DigitalBridge Group, Inc.	23,578	294,961
Douglas Elliman, Inc.	968	3,969
eXp World Holdings, Inc.(x)	11,526	129,207
Forestar Group, Inc.*	955	10,686

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Marcus & Millichap, Inc.	4,277	$140,200
Newmark Group, Inc., Class A	1,715	13,823
Offerpad Solutions, Inc.(x)*	10,926	13,220
Opendoor Technologies, Inc.(x)*	113,169	351,956
Redfin Corp.(x)*	75,555	441,241
RMR Group, Inc. (The), Class A	1,940	45,959
St Joe Co. (The)	5,761	184,525
WeWork, Inc.(x)*	415,185	1,100,240

		3,129,613

Total Real Estate		5,763,510

Utilities (0.9%)
Electric Utilities (0.1%)
MGE Energy, Inc.	2,660	174,576
Otter Tail Corp.	3,128	192,434
Via Renewables, Inc.(x)	3,090	21,352

		388,362

Gas Utilities (0.2%)
Brookfield Infrastructure Corp., Class A(x)	16,152	657,386
New Jersey Resources Corp.	1,472	56,966
Southwest Gas Holdings, Inc.	1,113	77,632

		791,984

Independent Power and Renewable Electricity Producers (0.4%)
Altus Power, Inc.(x)*	2,614	28,780
Clearway Energy, Inc., Class A	5,947	173,058
Clearway Energy, Inc., Class C	13,615	433,638
Montauk Renewables, Inc.*	10,772	187,864
Ormat Technologies, Inc.(x)	4,232	364,798

		1,188,138

Water Utilities (0.2%)
American States Water Co.	2,976	231,979
Artesian Resources Corp., Class A	893	42,971
California Water Service Group	2,465	129,881
Global Water Resources, Inc.	2,966	34,791
Middlesex Water Co.	1,157	89,321
Pure Cycle Corp.*	4,186	34,953
York Water Co. (The)	2,530	97,228

		661,124

Total Utilities		3,029,608

Total Common Stocks (96.2%) (Cost $433,746,363)		345,161,533

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Aduro Biotech, Inc., CVR (r)(x)*	2,595	—
Oncternal Therapeutics, Inc., CVR(r)(x)*	90	—

Total Rights (0.0%) (Cost $6,589)		—

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)†
Internet & Direct Marketing Retail (0.0%)†
BARK, Inc., expiring 8/29/25*	41,156	11,112

Total Consumer Discretionary		11,112

Health Care (0.0%)†
Life Sciences Tools & Services (0.0%)†
SomaLogic, Inc., expiring 8/31/26*	10,119	4,441

Total Health Care		4,441

Total Warrants (0.0%)† (Cost $—)		15,553

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.1%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	9,602,505	9,606,346

Total Investment Companies		14,606,346

	Principal Amount	Value (Note 1)
Repurchase Agreements (21.9%)
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $10,002,483, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $10,200,003. (xx)	$10,000,000	10,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $21,646,705, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $22,074,175. (xx)	21,641,348	21,641,348
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $15,003,813, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $15,307,419. (xx)	15,000,000	15,000,000
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $12,007,467, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $13,152,601. (xx)	12,000,000	12,000,000
Societe Generale SA, 2.96%, dated 9/30/22, due 10/7/22, repurchase price $5,002,878, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 7/31/23-5/31/29; total market value $5,100,002. (xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $15,003,938, collateralized by various Common Stocks; total market value $16,504,340. (xx)	$15,000,000	$15,000,000

Total Repurchase Agreements		78,641,348

Total Short-Term Investments (26.0%) (Cost $93,246,203)		93,247,694

Total Investments in Securities (122.2%) (Cost $526,999,155)		438,424,780
Other Assets Less Liabilities (-22.2%)		(79,517,330)

Net Assets (100%)		$358,907,450

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $2,762,285 or 0.8% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $86,164,823. This was collateralized by $7,087,418 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 10/6/22 – 5/15/52 and by cash of $83,641,348 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	9	12/2022	USD	751,410	(47,077)

					(47,077)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$11,289,335	$—	$—		$11,289,335
Consumer Discretionary	51,747,155	2,474,413	—		54,221,568
Consumer Staples	8,692,103	—	—	(a)	8,692,103
Energy	11,844,015	—	—		11,844,015
Financials	18,431,801	—	58,138		18,489,939
Health Care	94,754,977	501,893	—		95,256,870
Industrials	34,112,803	—	—		34,112,803
Information Technology	91,963,230	—	—		91,963,230
Materials	10,498,552	—	—		10,498,552
Real Estate	5,763,510	—	—		5,763,510
Utilities	3,029,608	—	—		3,029,608
Rights
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	14,606,346	—	—		14,606,346
Repurchase Agreements	—	78,641,348	—		78,641,348
Warrants
Consumer Discretionary	11,112	—	—		11,112
Health Care	—	4,441	—		4,441

Total Assets	$356,744,547	$81,622,095	$58,138		$438,424,780

Liabilities:
Futures	$(47,077)	$—	$—		$(47,077)

Total Liabilities	$(47,077)	$—	$—		$(47,077)

Total	$356,697,470	$81,622,095	$58,138		$438,377,703

(a)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,685,696
Aggregate gross unrealized depreciation	(139,335,292)

Net unrealized depreciation	$(92,649,596)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$531,027,299

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.7%)
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A
3.890%, 1/16/30(l)§	$291,749	$285,262
CIT Mortgage Loan Trust,
Series 2007-1 1M1
4.584%, 10/25/37(l)§	200,000	185,476
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3
3.774%, 10/25/35(l)	100,000	88,261
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3
1.844%, 7/25/37(l)§	301,459	212,657
CWABS Asset-Backed Certificates Trust,
Series 2004-ECC1 M2
4.134%, 9/25/34(l)	12,889	12,777
Series 2007-1 1A
3.224%, 7/25/37(l)	73,733	67,582
Series 2007-6 1A
3.284%, 9/25/37(l)	14,850	13,542
Series 2007-8 1A1
3.274%, 11/25/37(l)	149,202	135,471
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
3.824%, 8/25/47(l)	36,008	34,839
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 A
3.998%, 9/15/37(l)§	100,000	99,521
GSAA Trust,
Series 2006-7 AF4A
6.720%, 3/25/46(e)	21,148	12,297
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A
3.304%, 4/25/37(l)	21,391	16,001
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1
3.404%, 5/25/37(l)	5,710	5,682
Lehman XS Trust,
Series 2007-20N A1
5.384%, 12/25/37(l)	126,656	123,056
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2
3.324%, 8/25/36(l)	68,594	27,717
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5
3.234%, 10/25/36(l)	113,649	32,779
Mountain View CLO X Ltd.,
Series 2015-10A AR
3.275%, 10/13/27(l)§	41,056	40,755
New Century Home Equity Loan Trust,
Series 2004-4 M1
3.849%, 2/25/35(l)	53,071	50,074
Option One Mortgage Loan Trust,
Series 2004-3 M2
3.939%, 11/25/34(l)	13,527	13,170
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
3.404%, 7/25/36(l)	163,744	61,140
Series 2006-HE2 A2C
3.384%, 7/25/36(l)	48,519	21,604
Soundview Home Loan Trust,
Series 2007-OPT1 1A1
3.284%, 6/25/37(l)	107,851	76,145
Series 2007-OPT2 2A3
3.264%, 7/25/37(l)	54,867	49,097
STWD Ltd.,
Series 2019-FL1 A
4.116%, 7/15/38(l)§	206,030	205,152
TICP CLO III-2 Ltd.,
Series 2018-3R A
3.550%, 4/20/28(l)§	92,669	91,716

Total Asset- Backed Securities		1,961,773

Collateralized Mortgage Obligations (1.0%)
Alternative Loan Trust,
Series 2005-29CB A4
5.000%, 7/25/35	37,103	23,049
Series 2006-HY11 A1
3.324%, 6/25/36(l)	79,086	72,416
Series 2007-1T1 1A1
6.000%, 3/25/37	144,292	58,708
Series 2007-4CB 1A35
6.000%, 4/25/37	31,579	26,982
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1
6.000%, 8/25/37(l)	44,164	38,121
Angel Oak Mortgage Trust,
Series 2020-4 A1
1.469%, 6/25/65(l)§	69,325	63,955
CHL Mortgage Pass- Through Trust,
Series 2007-1 A1
6.000%, 3/25/37	45,930	24,086
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A
3.327%, 3/25/37(l)	45,909	40,626
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1
5.500%, 8/25/34	6,080	5,651
CSMC Trust,
Series 2007-4R 1A1
5.642%, 10/26/36(l)§	3,442	2,901
Series 2015-3R 5A2
3.234%, 9/29/36(l)§	110,772	106,472
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A
3.573%, 10/19/45(l)	42,334	35,775
GNMA,
Series 2016-H17 FC
3.187%, 8/20/66(l)	156,605	155,754

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
GSR Mortgage Loan Trust,
Series 2004-12 3A6
3.529%, 12/25/34(l)		$3,385	$3,080
Series 2005-AR4 6A1
3.652%, 7/25/35(l)		18,920	18,008
Homeward Opportunities Fund I Trust,
Series 2020-2 A1
1.657%, 5/25/65(l)§		13,862	13,735
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
3.544%, 3/25/36(l)		55,623	52,301
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
3.039%, 4/25/35(l)		5,522	5,559
Lehman Mortgage Trust,
Series 2005-3 4A1
5.098%, 1/25/36(l)		7,208	6,976
New Residential Mortgage Loan Trust,
Series 2018-3A A1
4.500%, 5/25/58(l)§		40,705	39,310
RALI Trust,
Series 2007-QH8 A
1.778%, 10/25/37(l)		28,638	25,571
Residential Asset Securitization Trust,
Series 2006-A10 A5
6.500%, 9/25/36		117,496	46,571
Residential Mortgage Securities 32 plc,
Series 32A A
3.439%, 6/20/70(l)§	GBP	139,868	155,547
Sequoia Mortgage Trust, Series 6 A
3.633%, 4/19/27(l)		$48,572	46,328
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1
6.000%, 7/25/36		25,537	18,137

Total Collateralized Mortgage Obligations			1,085,619

Commercial Mortgage-Backed Security (0.1%)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
4.268%, 12/15/31(l)§		106,046	104,618

Total Commercial Mortgage- Backed Security			104,618

Corporate Bonds (5.9%)
Communication Services (0.5%)
Media (0.5%)
Uktv Interactive Ltd.
2.500%, 7/17/24	GBP	130,000	523,891

Total Communication Services			523,891

Financials (5.4%)
Banks (0.5%)
Nordea Kredit Realkreditaktieselskab
0.500%, 10/1/43	DKK	277,829	26,578
1.000%, 10/1/50(m)		3,118,754	281,987
0.500%, 10/1/53		2,706,812	224,347
1.500%, 10/1/53		99,999	9,013

			541,925

Consumer Finance (0.2%)
Ford Motor Credit Co. LLC
3.550%, 10/7/22		$200,000	198,960

Thrifts & Mortgage Finance (4.7%)
Jyske Realkredit A/S
Series CCE
0.500%, 10/1/43	DKK	651,274	62,249
1.000%, 10/1/50(m)		424,549	37,572
1.000%, 10/1/53		2	—
Nykredit Realkredit A/S
Series 01E
0.500%, 10/1/43(m)		3,437,892	328,700
0.500%, 10/1/53(m)		1	—
1.000%, 10/1/53(m)		133,030	10,992
2.000%, 10/1/53(m)		1,892,066	187,409
3.000%, 10/1/53(m)		9,162,792	1,018,239
Series 01EE
1.000%, 10/1/50(m)		149,166	12,607
1.500%, 10/1/53(m)		10,253,538	970,370
Series CCE
1.000%, 10/1/50(m)		10,014,336	903,076
Realkredit Danmark A/S
1.000%, 10/1/53(m)		4,541,996	379,159
Series 23S
1.500%, 10/1/53(m)		981,807	94,053
3.000%, 10/1/53(m)		2,992,843	332,451
Series 27S
1.500%, 10/1/53(m)		7,469,179	673,754
Series CCS
1.000%, 10/1/50(m)		4,135,411	375,384

			5,386,015

Total Financials			6,126,900

Total Corporate Bonds			6,650,791

Foreign Government Securities (58.9%)
Bonos de la Tesoreria
5.940%, 2/12/29	PEN	400,000	88,043
6.150%, 8/12/32		400,000	82,977
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS(m)	EUR	3,790,428	3,712,530
1.300%, 5/15/28 TIPS(m)		3,378,606	3,204,079
0.400%, 5/15/30 TIPS(m)		3,048,417	2,605,049
0.100%, 5/15/33 TIPS(m)		2,277,331	1,718,733
2.550%, 9/15/41 TIPS(m)		513,331	511,994
Canada Government Bond
3.000%, 12/1/36 TIPS	CAD	743,030	644,492
2.000%, 12/1/41 TIPS		275,226	215,989
1.500%, 12/1/44 TIPS		172,117	124,783
1.250%, 12/1/47 TIPS		496,556	342,458
0.500%, 12/1/50 TIPS		294,405	166,798

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Commonwealth of Australia
3.000%, 9/20/25 TIPS(m)	AUD	2,896,276	$1,937,352
1.250%, 8/21/40 TIPS(m)		352,260	197,592
European Financial Stability Facility
2.375%, 6/21/32(m)	EUR	3,700,000	3,451,970
Federal Republic of Germany
0.100%, 4/15/46 TIPS(m)		355,398	361,038
French Republic
0.250%, 7/25/24 TIPS(m)		355,520	359,863
0.100%, 3/1/25 TIPS(m)		741,125	737,170
0.100%, 3/1/26 TIPS(m)		3,335,410	3,322,451
1.850%, 7/25/27 TIPS(m)		1,621,208	1,735,883
0.100%, 3/1/28 TIPS(m)		896,835	878,023
0.100%, 3/1/29 TIPS(m)		673,684	656,373
0.100%, 7/25/31 TIPS(m)		1,336,240	1,289,663
0.100%, 7/25/36 TIPS(m)		1,537,538	1,389,743
0.100%, 7/25/38 TIPS(m)		327,999	292,177
1.800%, 7/25/40 TIPS(m)		534,423	615,570
Japan Government Bond CPI Linked
0.100%, 3/10/26 TIPS	JPY	135,527,167	977,856
0.100%, 3/10/28 TIPS		176,155,133	1,278,906
0.100%, 3/10/29 TIPS		122,457,743	892,019
0.005%, 3/10/31 TIPS		30,963,200	227,150
Series 20 0.100%, 3/10/25 TIPS		13,563,333	97,019
Kingdom of Denmark
0.100%, 11/15/23 TIPS	DKK	3,466,776	462,745
Kingdom of Spain
0.650%, 11/30/27 TIPS(m)	EUR	1,046,445	1,031,105
1.000%, 11/30/30 TIPS(m)		1,223,205	1,200,348
0.700%, 11/30/33 TIPS(m)		114,564	104,748
Kingdom of Sweden
1.000%, 6/1/25 TIPS(m)	SEK	4,300,000	484,545
0.125%, 6/1/26 TIPS		6,950,000	766,277
0.125%, 12/1/27 TIPS		500,000	54,884
Mexican Udibonos
4.500%, 11/22/35 TIPS	MXN	2,260,796	111,366
New Zealand Government Bond
2.000%, 9/20/25 TIPS(m)	NZD	486,520	274,648
2.500%, 9/20/35 TIPS(m)		118,720	65,619
2.500%, 9/20/40 TIPS(m)		352,440	193,237
U.K. Treasury Bonds
0.125%, 1/30/26(m)(z)	GBP	800,000	775,466
0.375%, 10/22/26(m)(z)		600,000	568,402
0.625%, 10/22/50(m)(z)		200,000	102,538
3.750%, 7/22/52(m)		400,000	444,856
0.500%, 10/22/61(m)		400,000	175,236
U.K. Treasury Inflation Linked Bonds
0.125%, 3/22/24 TIPS(m)	GBP	849,368	968,221
0.125%, 3/22/26 TIPS(m)		664,438	742,761
1.250%, 11/22/27 TIPS(m)		884,158	1,044,396
0.125%, 8/10/28 TIPS(m)		983,184	1,098,224
0.125%, 8/10/31 TIPS(m)		5,201,279	5,874,390
1.250%, 11/22/32 TIPS(m)		1,865,467	2,314,827
0.750%, 3/22/34 TIPS(m)		295,546	351,248
0.125%, 11/22/36 TIPS(m)		329,948	376,181
0.625%, 3/22/40 TIPS(m)		316,985	396,249
0.125%, 8/10/41 TIPS(m)		306,343	353,680
0.625%, 11/22/42 TIPS(m)		242,280	307,733
0.125%, 3/22/44 TIPS(m)		1,274,034	1,467,958
0.125%, 3/22/46 TIPS(m)		1,276,627	1,479,826
0.750%, 11/22/47 TIPS(m)		1,238,788	1,665,099
0.125%, 8/10/48 TIPS(m)		599,442	702,491
0.500%, 3/22/50 TIPS(m)		48,244	61,916
0.125%, 3/22/51 TIPS(m)		233,362	273,844
0.250%, 3/22/52 TIPS(m)		1,541,120	1,894,772
1.250%, 11/22/55 TIPS(m)		608,452	1,008,154
0.125%, 11/22/56 TIPS(m)		395,145	499,419
0.125%, 3/22/58 TIPS(m)		418,419	542,127
0.375%, 3/22/62 TIPS(m)		493,304	719,651
0.125%, 11/22/65 TIPS(m)		494,134	696,812
0.125%, 3/22/68 TIPS(m)		611,580	880,015

Total Foreign Government Securities			66,651,757

Mortgage-Backed Securities (4.9%)
FNMA/FHLMC UMBS, 30 Year, Single Family
3.000%, 11/25/52 TBA		$2,000,000	1,739,062
4.000%, 11/25/52 TBA		4,100,000	3,798,586

Total Mortgage-Backed Securities			5,537,648

U.S. Treasury Obligations (55.7%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS		2,027,596	2,033,299
2.000%, 1/15/26 TIPS		441,851	440,436
1.750%, 1/15/28 TIPS		1,268,564	1,255,581

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.875%, 4/15/29 TIPS	$901,120	$1,007,987
2.125%, 2/15/40 TIPS	575,719	597,309
2.125%, 2/15/41 TIPS	1,231,148	1,266,544
0.750%, 2/15/42 TIPS	1,429,186	1,147,034
0.625%, 2/15/43 TIPS(w)	354,382	271,849
1.375%, 2/15/44 TIPS	1,817,888	1,611,955
0.750%, 2/15/45 TIPS	1,925,000	1,478,791
1.000%, 2/15/46 TIPS	2,225,712	1,797,089
0.875%, 2/15/47 TIPS	1,008,890	788,510
1.000%, 2/15/48 TIPS	606,737	489,561
0.125%, 2/15/51 TIPS	637,269	398,094
0.125%, 2/15/52 TIPS(w)	532,155	335,050
U.S. Treasury Inflation Linked Notes
0.125%, 1/15/23 TIPS(z)	2,791,765	2,762,320
0.625%, 4/15/23 TIPS(z)	4,413,286	4,346,397
0.625%, 1/15/24 TIPS	1,396,747	1,363,356
0.500%, 4/15/24 TIPS	1,033,762	1,004,042
0.125%, 10/15/24 TIPS	2,194,082	2,109,576
0.250%, 1/15/25 TIPS	1,000,704	957,080
0.125%, 4/15/25 TIPS	1,147,020	1,087,608
0.125%, 10/15/25 TIPS	2,169,515	2,050,022
0.625%, 1/15/26 TIPS	2,718,220	2,594,414
0.125%, 4/15/26 TIPS	677,850	633,048
0.125%, 7/15/26 TIPS	1,396,703	1,306,135
0.125%, 10/15/26 TIPS	867,392	808,030
0.375%, 1/15/27 TIPS	2,673,814	2,497,509
0.125%, 4/15/27 TIPS	629,604	580,318
0.375%, 7/15/27 TIPS	1,199,068	1,118,318
0.500%, 1/15/28 TIPS(z)	2,979,979	2,765,094
0.750%, 7/15/28 TIPS(z)	2,974,356	2,794,036
0.875%, 1/15/29 TIPS(w)	316,807	297,650
0.250%, 7/15/29 TIPS	2,742,760	2,470,198
0.125%, 1/15/30 TIPS(z)	4,606,200	4,069,290
0.125%, 7/15/30 TIPS	1,999,119	1,758,912
0.125%, 7/15/31 TIPS(z)	6,002,431	5,227,273
0.125%, 1/15/32 TIPS	1,816,977	1,568,988
0.625%, 7/15/32 TIPS(z)	2,141,391	1,941,138

Total U.S. Treasury Obligations		63,029,841

Total Long-Term Debt Securities (128.2%) (Cost $179,967,479)		145,022,047

Total Investments in Securities (128.2%) (Cost $179,967,479)		145,022,047
Other Assets Less Liabilities (-28.2%)		(31,886,764)

Net Assets (100%)		$113,135,283

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2022, the market value of these securities amounted to $1,607,077 or 1.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2022. Maturity date disclosed is the ultimate maturity date.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $65,709,817 or 58.1% of net assets.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $849,580.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Glossary:

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

PEN — Peruvian Sol

SEK — Swedish Krona

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.9%
Canada	1.3
Cayman Islands	0.6
Denmark	5.6
France	10.0
Germany	0.3
Italy	10.4
Japan	3.1
Mexico	0.1
New Zealand	0.5
Peru	0.1
Spain	2.1
Supranational	3.0
Sweden	1.2
United Kingdom	25.2
United States	62.8
Cash and Other	(28.2)

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	16	12/2022	EUR	2,171,634	(113,348)
U.S. Treasury 5 Year Note	2	12/2022	USD	215,016	428
U.S. Treasury 10 Year Note	12	12/2022	USD	1,344,750	(69,110)
U.S. Treasury Ultra Bond	11	12/2022	USD	1,507,000	(74,765)

					(256,795)

Short Contracts
Euro-Bobl	(46)	12/2022	EUR	(5,398,605)	131,761
Euro-BTP	(52)	12/2022	EUR	(5,706,792)	256,666
Euro-Buxl	(7)	12/2022	EUR	(1,006,002)	87,947
Euro-OAT	(10)	12/2022	EUR	(1,294,842)	59,418
Euro-Schatz	(141)	12/2022	EUR	(14,808,815)	129,944
Japan 10 Year Bond	(7)	12/2022	JPY	(7,172,666)	1,776
Long Gilt	(24)	12/2022	GBP	(2,583,250)	360,010
U.S. Treasury 2 Year Note	(56)	12/2022	USD	(11,501,875)	186,304
U.S. Treasury 10 Year Ultra
Note	(61)	12/2022	USD	(7,227,547)	304,582
U.S. Treasury Long Bond	(24)	12/2022	USD	(3,033,750)	252,923
3 Month Euro EURIBOR	(6)	3/2023	EUR	(1,428,913)	15,797

					1,787,128

					1,530,333

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	1,025,000	USD	132,951	Deutsche Bank AG	10/3/2022	2,157
USD	7,423,839	DKK	54,919,039	Bank of America	10/3/2022	184,791
EUR	466,000	USD	449,125	JPMorgan Chase Bank	10/4/2022	7,578
GBP	163,000	USD	174,788	Goldman Sachs Bank USA	10/4/2022	7,209
GBP	25,358,000	USD	27,027,876	JPMorgan Chase Bank	10/4/2022	1,285,599
USD	1,424,642	AUD	2,077,267	Bank of America	10/4/2022	95,918
USD	1,043,464	AUD	1,501,733	JPMorgan Chase Bank	10/4/2022	82,881
USD	933,460	CAD	1,231,000	Barclays Bank plc	10/4/2022	42,303
USD	747,023	CAD	966,607	JPMorgan Chase Bank	10/4/2022	47,268
USD	33,193,207	EUR	32,918,545	Goldman Sachs Bank USA	10/4/2022	931,387
USD	4,232,855	EUR	4,265,000	JPMorgan Chase Bank	10/4/2022	52,942
USD	31,837,461	GBP	27,313,000	Bank of America	10/4/2022	1,341,131
USD	183,130	GBP	161,000	Goldman Sachs Bank USA	10/4/2022	3,365
USD	18,177	JPY	2,600,000	Bank of America	10/4/2022	212
USD	3,641,020	JPY	503,822,049	JPMorgan Chase Bank	10/4/2022	159,902
USD	639,274	NZD	1,044,000	JPMorgan Chase Bank	10/4/2022	54,999
USD	1,321,829	SEK	14,115,780	JPMorgan Chase Bank	10/4/2022	49,868
DKK	935,000	USD	123,462	Deutsche Bank AG	11/1/2022	34
USD	2,313,956	AUD	3,579,000	Deutsche Bank AG	11/2/2022	23,820
USD	1,604,913	CAD	2,200,480	Bank of America	11/2/2022	12,057
USD	1,261,565	SEK	13,979,202	Goldman Sachs Bank USA	11/2/2022	247
USD	298,752	PEN	1,189,452	Goldman Sachs Bank USA**	12/6/2022	2,531

Total unrealized appreciation						4,388,199

DKK	995,000	USD	133,980	Barclays Bank plc	10/3/2022	(2,826)
DKK	2,425,000	USD	326,483	JPMorgan Chase Bank	10/3/2022	(6,837)
EUR	4,560,000	USD	4,605,412	Bank of America	10/4/2022	(136,384)
EUR	82,000	USD	81,677	Barclays Bank plc	10/4/2022	(1,313)
EUR	98,000	USD	98,246	Deutsche Bank AG	10/4/2022	(2,201)
EUR	1,104,000	USD	1,103,496	JPMorgan Chase Bank	10/4/2022	(21,520)
GBP	500,000	USD	575,988	Bank of America	10/4/2022	(17,713)
GBP	1,594,000	USD	1,843,743	JPMorgan Chase Bank	10/4/2022	(63,962)
AUD	178,000	USD	114,444	Morgan Stanley	10/5/2022	(585)
USD	119,485	MXN	2,448,000	Goldman Sachs Bank USA	10/7/2022	(2,001)
USD	6,543,173	DKK	50,086,059	Bank of America	11/1/2022	(72,239)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	21,035,938	EUR	21,441,030	Bank of America	11/2/2022	(20,662)
USD	9,507,840	EUR	9,700,515	JPMorgan Chase Bank	11/2/2022	(18,748)
USD	70,246	GBP	65,000	Bank of America	11/2/2022	(2,376)
USD	101,811	GBP	94,000	Deutsche Bank AG	11/2/2022	(3,213)
USD	26,889,386	GBP	25,217,000	JPMorgan Chase Bank	11/2/2022	(1,284,929)
PEN	88,865	USD	22,735	Goldman Sachs Bank USA**	11/29/2022	(588)

Total unrealized depreciation						(1,658,097)

Net unrealized appreciation						2,730,102

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,961,773	$—	$1,961,773
Collateralized Mortgage Obligations	—	1,085,619	—	1,085,619
Commercial Mortgage-Backed Security	—	104,618	—	104,618
Corporate Bonds
Communication Services	—	523,891	—	523,891
Financials	—	6,126,900	—	6,126,900
Foreign Government Securities	—	66,651,757	—	66,651,757
Forward Currency Contracts	—	4,388,199	—	4,388,199
Futures	1,787,556	—	—	1,787,556
Mortgage-Backed Securities	—	5,537,648	—	5,537,648
U.S. Treasury Obligations	—	63,029,841	—	63,029,841

Total Assets	$1,787,556	$149,410,246	$—	$151,197,802

Liabilities:
Forward Currency Contracts	$—	$(1,658,097)	$—	$(1,658,097)
Futures	(257,223)	—	—	(257,223)

Total Liabilities	$(257,223)	$(1,658,097)	$—	$(1,915,320)

Total	$1,530,333	$147,752,149	$—	$149,282,482

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,900,351
Aggregate gross unrealized depreciation	(36,869,603)

Net unrealized depreciation	$(30,969,252)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$180,251,734

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (8.3%)
Ares European CLO VI DAC,
Series 2013-6A ARR
0.610%, 4/15/30(l)§	EUR	494,606	$471,729
Argent Mortgage Loan Trust,
Series 2005-W1 A1
3.564%, 5/25/35(l)		$18,055	16,604
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A
3.890%, 1/16/30(l)§		291,749	285,261
Barings CLO Ltd.,
Series 2013-IA AR
3.510%, 1/20/28(l)§		217,690	214,544
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4
5.259%, 1/25/35(l)		309,016	298,420
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA A1R2
3.382%, 7/15/29(l)§		312,006	307,308
C-Bass Trust,
Series 2006-CB9 A1
3.204%, 11/25/36(l)		1,702	851
CIFC Funding Ltd.,
Series 2012-2RA A1
3.510%, 1/20/28(l)§		184,866	182,427
CIT Mortgage Loan Trust,
Series 2007-1 1A
4.434%, 10/25/37(l)§		5,600	5,572
Series 2007-1 1M1
4.584%, 10/25/37(l)§		200,000	185,476
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
3.164%, 1/25/37(l)		3,570	2,479
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3
3.334%, 3/25/37(l)		38,962	36,945
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4
4.134%, 6/25/35(l)		25,000	23,393
CVC Cordatus Loan Fund III DAC,
Series 3A A1RR
1.101%, 8/15/32(l)§	EUR	500,000	475,615
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
3.824%, 8/25/47(l)		$12,003	11,613
Ellington Loan Acquisition Trust,
Series 2007-1 A1
4.184%, 5/25/37(l)§		21,732	20,677
FHLMC Structured Pass-Through Certificates,
Series T-32 A1
3.344%, 8/25/31(l)		582	574
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2
3.789%, 11/25/36(l)		96,285	90,463
Fremont Home Loan Trust,
Series 2006-C 1A1
3.219%, 10/25/36(l)		31,092	27,174
GSAMP Trust,
Series 2007-FM1 A2A
3.154%, 12/25/36(l)		2,833	1,436
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1
3.224%, 7/25/36(l)		18,105	5,788
JP Morgan Mortgage Acquisition Corp.,
Series 2005-OPT2 M3
3.804%, 12/25/35(l)		326,618	323,350
LCM XXV Ltd.,
Series 25A AR
3.577%, 7/20/30(l)§		300,000	291,885
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2
7.170%, 4/15/40(l)		33,709	23,642
Lehman XS Trust,
Series 2006-7 1A1A
3.404%, 5/25/36(l)		25,872	24,666
Series 2006-8 3A4
4.292%, 6/25/36(e)		14,777	13,815
Series 2007-20N A1
5.384%, 12/25/37(l)		28,144	27,344
Merrill Lynch Life Agency, Inc.,
3.324%, 2/25/37(l)		9,049	2,920
Merrill Lynch Mortgage
Investors Trust,
Series 2006-RM4 A2A
3.244%, 9/25/37(l)		520	108
Midocean Credit CLO V,
Series 2016-5A AR
3.858%, 7/19/28(l)§		335,821	332,138
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8 A2D
3.304%, 10/25/36(l)		719,131	342,266
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1
3.134%, 11/25/36(l)		331	111
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
3.789%, 1/25/36(l)		28,357	27,674
OZLM XXIV Ltd.,
Series 2019-24A A1AR
3.870%, 7/20/32(l)§		200,000	191,552
Palmer Square Loan Funding Ltd.,
Series 2021-2A A1
3.784%, 5/20/29(l)§		215,228	211,210
Park Place Securities, Inc.,
Series 2005-WCW1 M2
3.789%, 9/25/35(l)		6,251	6,238

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Park Place Securities, Inc. Asset-Backed Pass- Through Certificates,
Series 2004-WCW2 M3
4.134%, 10/25/34(l)	$101,904	$99,171
Series 2005-WHQ4 M2
3.819%, 9/25/35(l)	16,785	15,965
Renaissance Home Equity Loan Trust,
Series 2002-3 A
3.844%, 12/25/32(l)	1,769	1,686
Saxon Asset Securities Trust,
Series 2007-3 1A
3.394%, 9/25/37(l)	37,315	35,692
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
3.404%, 7/25/36(l)	163,744	61,140
Series 2007-HE1 A2A
3.204%, 12/25/36(l)	10,438	2,595
SLM Student Loan Trust,
Series 2008-9 A
4.283%, 4/25/23(l)	59,378	58,650
Soundview Home Equity Loan Trust,
3.194%, 2/25/37(l)	534,169	152,997
Soundview Home Loan Trust,
Series 2006-NLC1 A1
3.204%, 11/25/36(l)§	1,715	534
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A
4.064%, 4/25/35(l)	3,084	2,986
STWD Ltd.,
Series 2019-FL1 A
4.116%, 7/15/38(l)§	137,353	136,768
THL Credit Wind River CLO Ltd.,
Series 2019-3A AR
3.592%, 4/15/31(l)§	200,000	194,108
United States Small Business Administration,
Series 2008-20H 1
6.020%, 8/1/28	3,485	3,517
Vibrant CLO VI Ltd.,
Series 2017-6A AR
4.477%, 6/20/29(l)§	364,157	356,793
Voya CLO Ltd.,
Series 2015-1A A1R
3.640%, 1/18/29(l)§	346,308	340,127
Wellfleet CLO Ltd.,
Series 2015-1A AR4
3.600%, 7/20/29(l)§	380,249	373,343
Series 2016-1A AR
3.620%, 4/20/28(l)§	378,626	373,372

Total Asset-Backed Securities		6,692,712

Collateralized Mortgage Obligations (2.3%)
Alliance Bancorp Trust,
Series 2007-OA1 A1
3.564%, 7/25/37(l)	23,819	20,036
Alternative Loan Trust,
Series 2005-62 2A1
2.104%, 12/25/35(l)	862	727
Series 2006-OA11 A1B
3.464%, 9/25/46(l)	49,398	46,267
Series 2006-OA19 A1
3.173%, 2/20/47(l)	7,734	5,941
Series 2007-1T1 1A1
6.000%, 3/25/37	95,632	38,910
Series 2007-4CB 1A35
6.000%, 4/25/37	31,576	26,980
Series 2007-OA7 A1A
3.444%, 5/25/47(l)	3,045	2,585
Banc of America Funding Trust,
Series 2006-A 1A1
3.114%, 2/20/36(l)	2,915	2,765
Series 2006-J 2A1
3.131%, 1/20/47(l)	73,658	64,967
Series 2006-J 4A1
3.535%, 1/20/47(l)	2,694	2,507
Banc of America Mortgage Trust,
Series 2005-E 2A1
3.316%, 6/25/35(l)	605	519
Series 2006-A 2A1
2.758%, 2/25/36(l)	3,147	2,894
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
3.531%, 9/25/35(l)	21,696	13,933
Series 2006-2 23A1
3.674%, 3/25/36(l)	9,562	7,550
Bear Stearns ARM Trust,
Series 2004-10 13A1
3.011%, 1/25/35(l)	2,648	2,477
Series 2005-1 2A1
3.256%, 3/25/35(l)	4,392	4,132
Series 2005-9 A1
5.230%, 10/25/35(l)	4,974	4,772
Series 2006-2 3A2
3.440%, 7/25/36(l)	3,343	3,018
CHL Mortgage Pass- Through Trust,
Series 2005-19 1A6
5.500%, 8/25/35	809	611
Series 2005-9 1A3
3.544%, 5/25/35(l)	177,804	146,561
Series 2006-6 A4
6.000%, 4/25/36	11,109	6,303
Series 2006-HYB3 3A1B
3.124%, 5/20/36(l)	2,068	1,932
Series 2007-1 A1
6.000%, 3/25/37	32,808	17,205
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1
2.490%, 3/25/36(l)	3,916	3,628
Series 2007-10 22AA
3.878%, 9/25/37(l)	6,766	6,098
CSMC Mortgage-Backed Trust,
Series 2007-6 A1
6.420%, 10/25/37(l)	123,478	84,285

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
CSMC Trust,
Series 2007-4R 1A1
5.642%, 10/26/36(l)§		$4,651	$3,919
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
3.184%, 10/25/36(l)		167	142
Eurosail-UK plc,
Series 2007-3X A3A
3.259%, 6/13/45(l)(m)	GBP	30,903	34,308
Series 2007-3X A3C
3.259%, 6/13/45(l)(m)		13,733	15,206
FHLMC,
Series 278 F1
3.268%, 9/15/42 STRIPS(l)		$57,905	57,422
FHLMC Structured Pass- Through Certificates,
Series T-62 1A1
2.304%, 10/25/44(l)		33,490	34,919
Series T-63 1A1
2.059%, 2/25/45(l)		10,252	10,586
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
3.112%, 6/25/34(l)		2,741	2,610
Series 2006-FA8 1A7
6.000%, 2/25/37		9,695	4,297
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
3.875%, 8/25/35(l)		3,456	2,442
FNMA,
Series 2003-W8 3F2
3.434%, 5/25/42(l)		822	813
Series 2004-63 FA
3.234%, 8/25/34(l)		476	465
Series 2006-30 KF
3.524%, 5/25/36(l)		184	182
Series 2006-5 3A2
2.788%, 5/25/35(l)		2,981	3,005
Series 2007-63 FC
3.434%, 7/25/37(l)		80	79
GNMA,
Series 2017-H10 FB
1.968%, 4/20/67(l)		53,296	52,418
Series 2018-H15 FG
3.858%, 8/20/68(l)		101,016	98,084
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
3.624%, 11/25/45(l)		4,983	4,579
Series 2006-AR4 A6A
3.444%, 9/25/46(l)		50,694	45,180
GreenPoint MTA Trust,
Series 2005-AR1 A2
3.524%, 6/25/45(l)		3,530	3,254
GSR Mortgage Loan Trust,
Series 2004-12 3A6
3.529%, 12/25/34(l)		2,539	2,310
Series 2005-AR1 1A1
2.997%, 1/25/35(l)		1,199	1,116
Series 2005-AR4 6A1
3.652%, 7/25/35(l)		2,027	1,930
Series 2005-AR6 2A1
3.231%, 9/25/35(l)		2,621	2,522
HarborView Mortgage Loan Trust,
Series 2005-13 2A11
3.553%, 2/19/36(l)		1,897	1,036
Series 2005-2 2A1A
3.433%, 5/19/35(l)		848	766
Series 2005-9 2A1A
3.673%, 6/20/35(l)		1,787	1,628
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1
3.135%, 11/25/35(l)		1,030	985
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A
3.864%, 5/25/34(l)		258	231
Series 2004-AR11 2A
2.974%, 12/25/34(l)		1,466	1,409
Series 2005-AR14 1A1A
3.644%, 7/25/35(l)		3,814	2,841
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
3.544%, 3/25/36(l)		128,887	121,189
Series 2006-A7 1A4
3.544%, 12/25/36(l)		28,422	25,658
JP Morgan Mortgage Trust,
Series 2005-A1 6T1
2.650%, 2/25/35(l)		1,240	1,165
Series 2005-A6 2A1
4.237%, 8/25/35(l)		2,244	2,129
Series 2005-A6 4A1
4.033%, 9/25/35(l)		318	284
Series 2005-A6 7A1
3.962%, 8/25/35(l)		1,867	1,597
Series 2007-A1 1A1
4.201%, 7/25/35(l)		1,767	1,728
Series 2007-A1 3A3
3.314%, 7/25/35(l)		2,992	2,838
Series 2008-R2 1A1
3.184%, 7/27/37(l)§		9,181	8,289
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
3.819%, 11/21/34(l)		1,626	1,537
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
3.518%, 11/15/31(l)		1,224	1,183
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9 5A1
3.152%, 12/25/35(l)		1,752	1,345
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4
3.190%, 6/25/36(l)		4,066	3,911
MRFC Mortgage Pass- Through Trust,
Series 2000-TBC3 A1
3.258%, 12/15/30(l)		1,204	1,137

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1
3.250%, 2/25/59(l)§		$47,137	$44,311
Series 2019-RPL3 A1
2.750%, 7/25/59(l)§		212,765	199,282
Opteum Mortgage Acceptance Corp. Asset- Backed Pass-Through Certificates,
Series 2005-5 1A1D
3.844%, 12/25/35(l)		138,343	131,386
RALI Trust,
Series 2005-QO1 A1
3.384%, 8/25/35(l)		1,506	1,157
Series 2007-QH8 A
1.778%, 10/25/37(l)		31,885	28,470
Residential Asset Securitization Trust,
Series 2005-A5 A3
3.484%, 5/25/35(l)		16,993	11,685
Series 2006-A10 A5
6.500%, 9/25/36		8,391	3,326
Series 2007-A6 2A1
6.500%, 6/25/37		124,202	31,756
Residential Mortgage
Securities 32 plc,
Series 32A A
3.439%, 6/20/70(l)§	GBP	69,934	77,773
RFMSI Trust,
Series 2007-S6 1A10
6.000%, 6/25/37		$4,124	3,377
Sequoia Mortgage Trust,
Series 2007-3 1A1
3.393%, 7/20/36(l)		9,158	7,979
Series 5 A
3.693%, 10/19/26(l)		389	374
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
3.624%, 2/25/34(l)		1,323	1,262
Series 2004-19 2A1
2.504%, 1/25/35(l)		1,511	1,282
Series 2005-17 3A1
3.588%, 8/25/35(l)		1,454	1,288
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
3.653%, 10/19/34(l)		847	801
Series 2005-AR5 A1
3.493%, 7/19/35(l)		1,485	1,342
Series 2005-AR5 A2
3.493%, 7/19/35(l)		1,718	1,608
Series 2005-AR5 A3
3.493%, 7/19/35(l)		5,227	4,789
Series 2006-AR3 11A1
3.504%, 4/25/36(l)		3,198	2,795
Series 2006-AR4 2A1
3.464%, 6/25/36(l)		783	756
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1
3.340%, 10/20/51(l)§	GBP	182,199	202,603
Towd Point Mortgage Trust,
Series 2019-HY2 A1
4.084%, 5/25/58(l)§		$27,773	27,241
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
2.304%, 11/25/42(l)		249	228
Series 2005-AR10 3A1
2.816%, 8/25/35(l)		355	321
Series 2005-AR14 2A1
3.066%, 12/25/35(l)		1,194	1,116
Series 2006-AR3 A1A
2.104%, 2/25/46(l)		1,584	1,417
Series 2006-AR7 3A
2.152%, 7/25/46(l)		10,024	8,646
Series 2007-OA4 1A
1.874%, 5/25/47(l)		4,193	3,685

Total Collateralized Mortgage Obligations			1,884,333

Corporate Bonds (0.7%)
Financials (0.7%)
Banks (0.5%)
Bank of America Corp.
Series FF
(ICE LIBOR USD 3 Month + 2.93%),
5.875%, 3/15/28(k)(y)		20,000	17,150
UniCredit SpA
7.830%, 12/4/23§		350,000	352,900

			370,050

Consumer Finance (0.2%)
Ford Motor Credit Co. LLC
3.550%, 10/7/22		200,000	198,960

Total Financials			569,010

Information Technology (0.0%)†
Software (0.0%)†
VMware, Inc.
3.900%, 8/21/27		10,000	9,218

Total Information Technology			9,218

Total Corporate Bonds			578,228

Foreign Government Securities (7.2%)
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS(m)	EUR	2,356,212	2,307,789
0.400%, 5/15/30 TIPS(m)		112,904	96,483
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	243,974	195,905
Commonwealth of Australia
3.000%, 9/20/25 TIPS(m)	AUD	446,622	298,751
French Republic
0.100%, 3/1/26 TIPS(m)	EUR	111,180	110,748
0.100%, 7/25/31 TIPS(m)		111,353	107,472

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
0.100%, 7/25/38 TIPS(m)	EUR	218,666	$194,785
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	71,498,260	519,086
0.005%, 3/10/31 TIPS		20,642,133	151,433
Kingdom of Saudi Arabia
4.000%, 4/17/25(m)		$200,000	195,250
Mex Bonos Desarr Fix Rt
7.750%, 5/29/31	MXN	1,980,000	87,315
New Zealand Government Bond
2.000%, 9/20/25 TIPS(m)	NZD	158,119	89,260
3.000%, 9/20/30 TIPS(m)		626,964	366,501
Republic of Peru
5.940%, 2/12/29§	PEN	200,000	44,022
U.K. Treasury Inflation Linked Bonds
1.875%, 11/22/22 TIPS(m)	GBP	333,731	375,087
0.125%, 3/22/24 TIPS(m)		424,684	484,110
0.125%, 3/22/58 TIPS(m)		120,693	156,377

Total Foreign Government Securities			5,780,374

Mortgage-Backed Securities (2.7%)
FNMA UMBS
3.500%, 2/1/48		$111,227	101,704
FNMA/FHLMC UMBS, 30 Year, Single Family
3.000%, 10/25/52 TBA		1,100,000	957,000
4.000%, 10/25/52 TBA		1,100,000	1,020,078
4.500%, 10/25/52 TBA		100,000	95,187

Total Mortgage-Backed Securities			2,173,969

U.S. Government Agency Security (2.5%)
FFCB
(SOFR + 0.32%), 3.280%, 12/9/22(k)		2,000,000	2,001,071

Total U.S. Government Agency Security			2,001,071

U.S. Treasury Obligations (104.9%)
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS		1,283,756	1,279,644
2.375%, 1/15/27 TIPS(v)		29,383	29,833
1.750%, 1/15/28 TIPS		2,743,606	2,715,527
3.625%, 4/15/28 TIPS		3,663,600	3,979,013
2.500%, 1/15/29 TIPS		648,581	670,623
3.875%, 4/15/29 TIPS		1,065,124	1,191,441
2.125%, 2/15/40 TIPS		1,055,485	1,095,066
2.125%, 2/15/41 TIPS(w)		324,698	334,033
0.750%, 2/15/42 TIPS		1,389,851	1,115,464
0.625%, 2/15/43 TIPS		695,876	533,813
1.375%, 2/15/44 TIPS		2,059,425	1,826,131
0.750%, 2/15/45 TIPS		2,918,954	2,242,350
1.000%, 2/15/46 TIPS		2,213,208	1,786,993
0.875%, 2/15/47 TIPS		1,485,106	1,160,703
1.000%, 2/15/48 TIPS		636,774	513,797
0.250%, 2/15/50 TIPS(v)(w)		518,580	338,900
0.125%, 2/15/51 TIPS		978,663	611,358
0.125%, 2/15/52 TIPS(v)		319,293	201,030
U.S. Treasury Inflation Linked Notes
0.625%, 4/15/23 TIPS(z)		8,802,716	8,669,301
0.375%, 7/15/23 TIPS		2,813,573	2,766,754
0.625%, 1/15/24 TIPS		1,955,446	1,908,698
0.500%, 4/15/24 TIPS		2,701,879	2,624,200
0.125%, 7/15/24 TIPS		2,495,520	2,409,347
0.125%, 10/15/24 TIPS		3,579,818	3,441,939
0.250%, 1/15/25 TIPS(v)		125,088	119,635
0.125%, 4/15/25 TIPS		2,454,623	2,327,481
0.375%, 7/15/25 TIPS(w)		312,338	298,355
0.125%, 10/15/25 TIPS		2,055,330	1,942,126
0.625%, 1/15/26 TIPS		2,069,837	1,975,563
0.125%, 7/15/26 TIPS		234,844	219,616
0.125%, 10/15/26 TIPS		1,301,088	1,212,045
0.375%, 1/15/27 TIPS		1,361,437	1,271,667
0.125%, 4/15/27 TIPS(z)		839,472	773,757
0.375%, 7/15/27 TIPS		3,960,559	3,693,840
0.500%, 1/15/28 TIPS		3,795,539	3,521,845
0.750%, 7/15/28 TIPS		3,788,763	3,559,069
0.875%, 1/15/29 TIPS		1,525,368	1,433,131
0.250%, 7/15/29 TIPS		2,889,859	2,602,679
0.125%, 1/15/30 TIPS		3,005,546	2,655,212
0.125%, 7/15/30 TIPS		2,715,566	2,389,274
0.125%, 1/15/31 TIPS		1,502,345	1,311,265
0.125%, 7/15/31 TIPS(z)		6,555,141	5,708,606
0.125%, 1/15/32 TIPS(z)		3,099,549	2,676,509
0.625%, 7/15/32 TIPS(z)		1,937,449	1,756,267

Total U.S. Treasury Obligations			84,893,900

Total Long-Term Debt Securities (128.6%) (Cost $116,344,289)			104,004,587

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (78.2%)
FFCB
2.27%, 10/18/22(o)(p)		12,800,000	12,785,482
FHLB
2.85%, 11/21/22(o)(p)		23,800,000	23,702,365
FHLMC
0.67%, 10/4/22(o)(p)		14,800,000	14,798,901
FNMA
2.86%, 11/23/22(o)(p)		12,000,000	11,948,771

Total U.S. Government Agency Securities			63,235,519

Total Short-Term Investments (78.2%) (Cost $63,228,645)			63,235,519

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.6%)
Call Interest Rate Swaptions Purchased Payable (0.6%)
3 Years, February 2023 @1.41% v.1 Day SOFR 02/02/2023 at USD 1.41, European Style Notional Amount: USD 1,800,000 Counterparty: Barclays Bank plc*	1,800,000	$94,225
32 Years, November 2022 @0.19% v. 6 Month EURIBOR 11/02/2022 at EUR 0.19, European Style Notional Amount: EUR 250,000 Counterparty: Morgan Stanley*	250,000	112,165
32 Years, November 2022 @0.20% v. 6 Month EURIBOR 11/04/2022 at EUR 0.20, European Style Notional Amount: EUR 700,000 Counterparty: Barclays Bank plc*	700,000	313,057

		519,447

Put Options Purchased (0.0%)†
Put Interest Rate Swaptions Purchased Payable (0.0%)†
2 Years, January 2023 @1.71% v.1 Day SOFR 01/25/2023 at USD 1.71, European Style Notional Amount: USD 3,500,000 Counterparty: JPMorgan Chase Bank*	3,500,000	203
3 Years, February 2023 @1.72% v.1 Day SOFR 02/23/2023 at USD 1.72, European Style Notional Amount: USD 3,300,000 Counterparty: Citibank NA*	3,300,000	369
3 Years, January 2023 @1.43% v.1 Day SOFR 01/31/2023 at USD 1.43, European Style Notional Amount: USD 1,800,000 Counterparty: Morgan Stanley*	1,800,000	64
6 Years, April 2023 @2.20% v.1 Day SOFR 04/26/2023 at USD 2.20, European Style Notional Amount: USD 1,400,000 Counterparty: Goldman Sachs Bank USA*	1,400,000	2,818
6 Years, May 2023 @2.20% v.1 Day SOFR 05/31/2023 at USD 2.20, European Style Notional Amount: USD 2,500,000 Counterparty: Morgan Stanley*	2,500,000	6,673

		10,127

Total Options Purchased (0.6%) (Cost $173,127)		529,574

Total Investments in Securities (207.4%) (Cost $179,746,061)		167,769,680
Other Assets Less Liabilities (-107.4%)		(86,869,437)

Net Assets (100%)		$80,900,243

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2022, the market value of these securities amounted to $5,910,779 or 7.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $4,832,127 or 6.0% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2022.

(p)	Yield to maturity.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $225,332.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $628,149.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2022.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

CAD — Canadian Dollar

CDX — Credit Default Swap Index

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

FRCPI — French Consumer Price Index

GBP — British Pound

GNMA — Government National Mortgage Association

HICPXT — Harmonised Index of Consumer Prices ex Tobacco

ICE — Intercontinental Exchange

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NZD — New Zealand Dollar

PEN — Peruvian Sol

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TONAR — Tokyo Over-Night Average Rate

UKRPI — United Kingdom Retail Price Index

UMBS — Uniform Mortgage-Backed Securities

USCPI — United States Consumer Price Index

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	6	12/2022	EUR	814,363	(42,505)
Euro-Schatz	6	12/2022	EUR	630,162	(5,398)
Long Gilt	2	12/2022	GBP	215,271	(30,004)
U.S. Treasury 2 Year Note	1	12/2022	USD	205,391	(1,087)
U.S. Treasury 10 Year Note	46	12/2022	USD	5,154,875	(257,674)
U.S. Treasury Ultra Bond	12	12/2022	USD	1,644,000	(80,641)

					(417,309)

Short Contracts
Euro-Bobl	(8)	12/2022	EUR	(938,888)	22,915
Euro-BTP	(16)	12/2022	EUR	(1,755,936)	78,974
Euro-Buxl	(1)	12/2022	EUR	(143,715)	12,587
Euro-OAT	(4)	12/2022	EUR	(517,937)	23,767
Japan 10 Year Bond	(6)	12/2022	JPY	(6,148,000)	2,887
Short-Term Euro-BTP	(10)	12/2022	EUR	(1,032,189)	13,196
U.S. Treasury 5 Year Note	(53)	12/2022	USD	(5,697,914)	206,133
U.S. Treasury 10 Year Ultra Note	(46)	12/2022	USD	(5,450,281)	300,908
U.S. Treasury Long Bond	(29)	12/2022	USD	(3,665,781)	305,616

					966,983

					549,674

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	143,000	USD	137,849	Bank of America	11/16/2022	2,729
USD	119,515	AUD	171,183	Bank of America	11/16/2022	9,953
USD	220,291	AUD	313,000	Citibank NA	11/16/2022	19,961
USD	223,962	CAD	286,111	Citibank NA	11/16/2022	16,846
USD	4,150,675	EUR	3,989,327	Bank of America	11/16/2022	228,920
USD	354,262	GBP	289,854	Bank of America	11/16/2022	30,393
USD	1,378,204	GBP	1,135,392	JPMorgan Chase Bank	11/16/2022	109,571
USD	774,764	JPY	103,833,953	JPMorgan Chase Bank	11/16/2022	54,192
USD	624,304	NZD	981,000	Citibank NA	11/16/2022	75,188
USD	53,912	PEN	215,001	Citibank NA**	2/1/2023	592

Total unrealized appreciation						548,345

USD	95,711	MXN	1,979,000	Citibank NA	10/27/2022	(2,126)
EUR	45,000	USD	45,219	Bank of America	11/16/2022	(981)
EUR	56,000	USD	55,904	HSBC Bank plc	11/16/2022	(853)
EUR	74,000	USD	75,757	Morgan Stanley	11/16/2022	(3,011)
GBP	78,000	USD	91,400	Citibank NA	11/16/2022	(4,246)
GBP	271,000	USD	317,215	Goldman Sachs Bank USA	11/16/2022	(14,413)
USD	25,315	EUR	26,000	Bank of America	11/16/2022	(245)
USD	32,808	GBP	30,000	Bank of America	11/16/2022	(712)
USD	26,114	GBP	24,000	HSBC Bank plc	11/16/2022	(703)

Total unrealized depreciation						(27,290)

Net unrealized appreciation						521,055

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Written Call Options Contracts as of September 30, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
11 Years, April 2023 @2.35% v.1 Day SOFR	Goldman Sachs Bank USA	800,000	USD	(800,000)	USD 2.35	4/26/2023	(3,789)
11 Years, February 2023 @1.56% v.1 Day SOFR	Barclays Bank plc	400,000	USD	(400,000)	USD 1.56	2/2/2023	(94)
11 Years, February 2023 @1.74% v.1 Day SOFR	Citibank NA	700,000	USD	(700,000)	USD 1.74	2/23/2023	(416)
11 Years, January 2023 @1.58% v.1 Day SOFR	Morgan Stanley	400,000	USD	(400,000)	USD 1.58	1/31/2023	(92)
11 Years, January 2023 @1.79% v.1 Day SOFR	JPMorgan Chase Bank	800,000	USD	(800,000)	USD 1.79	1/25/2023	(287)
11 Years, May 2023 @2.35% v.1 Day SOFR	Morgan Stanley	1,400,000	USD	(1,400,000)	USD 2.35	5/31/2023	(8,374)

							(13,052)

Written Put Options Contracts as of September 30, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
12 Years, November 2022 @0.00% v.6 Month EURIBOR	Barclays Bank plc	2,100,000	EUR	(2,100,000)	EUR 0.01	11/4/2022	(554,772)
12 Years, November 2022 @0.00% v.6 Month EURIBOR	Morgan Stanley	800,000	EUR	(800,000)	EUR 1.00	11/2/2022	(211,215)
CDX North American Investment Grade 38-V1	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 0.01	11/16/2022	(201)
CDX North American Investment Grade 38-V1	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 0.02	12/21/2022	(338)
CDX North American Investment Grade 38-V1	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 0.02	10/19/2022	(13)
CDX North American Investment Grade 38-V1	JPMorgan Chase Bank	100,000	USD	(100,000)	USD 0.01	11/16/2022	(120)
CDX North American Investment Grade 38-V1	Morgan Stanley	100,000	USD	(100,000)	USD 0.02	12/21/2022	(136)

							(766,795)

Total Written Options Contracts (Premiums Received ($176,213))							(779,847)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Centrally Cleared Inflation-linked swap contracts outstanding as of September 30, 2022(Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
UKRPI at termination	4.48% at termination	Receive	9/15/2023	GBP	100,000	11,891	11,891
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	7,184	7,202
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	700,000	50,532	50,416
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	500,000	36,011	36,011
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	7,202	7,202
UKRPI at termination	6.29% at termination	Receive	3/15/2024	GBP	300,000	14,581	14,581
UKRPI at termination	6.29% at termination	Receive	3/15/2024	GBP	100,000	4,962	4,860
UKRPI at termination	6.44% at termination	Receive	5/15/2024	GBP	100,000	3,488	3,488
UKRPI at termination	6.60% at termination	Receive	5/15/2024	GBP	100,000	3,067	3,138
UKRPI at termination	6.60% at termination	Receive	5/15/2024	GBP	100,000	2,764	3,139
UKRPI at termination	6.60% at termination	Receive	5/15/2024	GBP	100,000	3,108	3,138
UKRPI at termination	6.60% at termination	Receive	5/15/2024	GBP	100,000	3,200	3,139
UKRPI at termination	5.20% at termination	Receive	6/15/2024	GBP	300,000	9,321	9,321
UKRPI at termination	5.33% at termination	Receive	6/15/2024	GBP	100,000	2,828	2,828
USCPI at termination	2.42% at termination	Receive	3/5/2026	USD	1,100,000	96,749	96,749
USCPI at termination	2.77% at termination	Receive	5/13/2026	USD	400,000	26,988	26,988
USCPI at termination	2.81% at termination	Receive	5/14/2026	USD	1,000,000	65,172	65,172
USCPI at termination	2.70% at termination	Receive	5/25/2026	USD	300,000	20,846	20,846
UKRPI at termination	4.74% at termination	Receive	12/15/2026	GBP	300,000	30,909	27,452
UKRPI at termination	4.62% at termination	Receive	2/15/2027	GBP	200,000	17,212	17,212
UKRPI at termination	4.63% at termination	Receive	2/15/2027	GBP	300,000	25,641	25,641
HICPXT at termination	3.00% at termination	Receive	5/15/2027	EUR	200,000	1,636	1,729
USCPI at termination	2.65% at termination	Receive	9/10/2028	USD	100,000	4,409	4,409
HICPXT at termination	2.36% at termination	Receive	8/15/2030	EUR	200,000	(190)	1,994
UKRPI at termination	4.30% at termination	Receive	1/15/2032	GBP	100,000	8,966	9,292
UKRPI at termination	4.30% at termination	Receive	1/15/2032	GBP	200,000	18,291	18,584
HICPXT at termination	2.60% at termination	Receive	5/15/2032	EUR	100,000	(564)	374
HICPXT at termination	2.60% at termination	Receive	5/15/2032	EUR	200,000	635	748
HICPXT at termination	2.47% at termination	Receive	7/15/2032	EUR	100,000	155	155
UKRPI at termination	4.13% at termination	Receive	9/15/2032	GBP	100,000	3,607	3,607
UKRPI at termination	4.13% at termination	Receive	9/15/2032	GBP	300,000	10,637	10,663
HICPXT at termination	3.52% at termination	Pay	9/15/2024	EUR	200,000	503	1
HICPXT at termination	3.85% at termination	Pay	9/15/2024	EUR	200,000	1,276	1,276
HICPXT at termination	2.59% at termination	Pay	3/15/2052	EUR	100,000	3,247	679
USCPI at termination	5.32% at termination	Pay	4/29/2023	USD	200,000	155	155

						496,419	494,080

HICPXT at termination	2.57% at termination	Receive	6/15/2032	EUR	200,000	(1,556)	(1,556)
HICPXT at termination	2.72% at termination	Receive	6/15/2032	EUR	200,000	(2,517)	(4,388)
HICPXT at termination	2.72% at termination	Receive	6/15/2032	EUR	100,000	(2,383)	(2,194)
FRCPI at termination	1.52% at termination	Pay	10/15/2028	EUR	820,000	(78,842)	(78,842)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(15,629)	(16,262)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	200,000	(31,477)	(32,523)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(15,797)	(16,262)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(15,571)	(16,268)
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	60,000	(474)	(474)
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	100,000	(987)	(790)
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	20,000	(570)	(570)
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	200,000	(24,367)	(24,390)
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	300,000	(36,585)	(36,585)
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	200,000	(34,508)	(32,349)
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	200,000	(34,935)	(32,349)
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	700,000	(120,701)	(113,222)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
UKRPI at termination	3.58% at termination	Pay	11/15/2028	GBP	100,000	(16,567)	(16,567)
UKRPI at termination	3.59% at termination	Pay	11/15/2028	GBP	160,000	(26,243)	(26,243)
UKRPI at termination	3.60% at termination	Pay	11/15/2028	GBP	80,000	(13,097)	(13,097)
UKRPI at termination	3.48% at termination	Pay	8/15/2030	GBP	800,000	(185,465)	(178,016)
UKRPI at termination	4.07% at termination	Pay	9/15/2031	GBP	100,000	(14,349)	(14,349)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(21,299)	(21,354)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(20,423)	(21,354)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(20,529)	(21,354)
USCPI at termination	5.00% at termination	Pay	3/3/2023	USD	100,000	(1,245)	(1,245)
USCPI at termination	5.03% at termination	Pay	3/8/2023	USD	200,000	(2,254)	(2,254)
USCPI at termination	5.47% at termination	Pay	3/21/2023	USD	1,000,000	(4,751)	(4,751)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	200,000	(26,526)	(27,028)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	100,000	(13,532)	(13,514)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	600,000	(81,084)	(81,084)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	100,000	(12,425)	(12,425)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	200,000	(25,037)	(24,850)

						(901,725)	(888,509)

Total Centrally Cleared inflation-linked swap contracts outstanding						(405,306)	(394,429)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of September 30, 2022 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SONIA Annual	2.00 annually	Receive	3/15/2053	GBP	300,000	92,807	—	92,807

						92,807	—	92,807

6 month EURIBOR Semi-Annual	0.65 annually	Pay	4/12/2027	EUR	300,000	—	(27,342)	(27,342)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	100,000	—	(7,768)	(7,768)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/13/2027	EUR	300,000	—	(23,195)	(23,195)
6 month EURIBOR Semi-Annual	0.65 annually	Pay	5/11/2027	EUR	200,000	—	(18,681)	(18,681)
1 day TONAR Annual	0.05 annually	Pay	12/15/2031	JPY	40,000,000	(2,978)	(7,962)	(10,940)

						(2,978)	(84,948)	(87,926)

Total Centrally Cleared Interest rate swaps contracts outstanding						89,829	(84,948)	4,881

(1) Value of floating rate index at September 30, 2022 was as follows:

Floating Rate Index	Value
1 day SONIA GBP	2.19%
1 day TONAR JPY	(0.05)%
6 Month EURIBOR EUR	1.81%
FRCPI EUR	1.13%
HICPXT EUR	1.19%
UKRPI GBP	3.48%
USCPI USD	2.97%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$6,692,712	$—	$6,692,712
Centrally Cleared Inflation-linked Swaps	—	497,173	—	497,173
Centrally Cleared Interest Rate Swaps	—	— (a)	—	— (a)
Collateralized Mortgage Obligations	—	1,884,333	—	1,884,333
Corporate Bonds
Financials	—	569,010	—	569,010
Information Technology	—	9,218	—	9,218
Foreign Government Securities	—	5,780,374	—	5,780,374
Forward Currency Contracts	—	548,345	—	548,345
Futures	966,983	—	—	966,983
Mortgage-Backed Securities	—	2,173,969	—	2,173,969
Options Purchased
Call Options Purchased	—	519,447	—	519,447
Put Options Purchased	—	10,127	—	10,127
Short-Term Investments
U.S. Government Agency Securities	—	63,235,519	—	63,235,519
U.S. Government Agency Security	—	2,001,071	—	2,001,071
U.S. Treasury Obligations	—	84,893,900	—	84,893,900

Total Assets	$966,983	$168,815,198	$—	$169,782,181

Liabilities:
Centrally Cleared Inflation-linked Swaps	$—	$(902,479)	$—	$(902,479)
Centrally Cleared Interest Rate Swaps	—	(84,948)	—	(84,948)
Forward Currency Contracts	—	(27,290)	—	(27,290)
Futures	(417,309)	—	—	(417,309)
Options Written
Call Options Written	—	(13,052)	—	(13,052)
Put Options Written	—	(766,795)	—	(766,795)

Total Liabilities	$(417,309)	$(1,794,564)	$—	$(2,211,873)

Total	$549,674	$167,020,634	$—	$167,570,308

(a)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,344,618
Aggregate gross unrealized depreciation	(14,661,546)

Net unrealized depreciation	$(12,316,928)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$179,987,942

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (16.8%)
522 Funding CLO Ltd.,
Series 2018-3A AR
3.750%, 10/20/31(l)§		$900,000	$869,558
A10 Bridge Asset Financing LLC,
Series 2020-C A
2.021%, 8/15/40§		38,411	37,975
Accredited Mortgage Loan Trust,
Series 2006-2 A4
3.344%, 9/25/36(l)		86,825	85,805
American Airlines Pass-Through Trust,
Series 2013-1 A
4.000%, 7/15/25		261,891	221,329
Series 2016-3 A
3.250%, 10/15/28		149,367	111,079
Series 2016-3 AA
3.000%, 10/15/28		224,036	192,873
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1
3.789%, 11/25/35(l)		153,004	150,573
Anchorage Capital CLO 6 Ltd.,
Series 2015-6A ARR
3.562%, 7/15/30(l)§		1,000,000	980,090
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A
3.735%, 1/15/37(l)§		800,000	785,350
Ares XL CLO Ltd.,
Series 2016-40A A1RR
3.382%, 1/15/29(l)§		682,415	670,181
Argent Securities Trust,
Series 2006-W2 A2B
3.464%, 3/25/36(l)		220,143	114,923
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2006-M1 A2C
3.384%, 7/25/36(l)		663,744	185,613
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2
3.404%, 8/25/36(l)		17,170	16,158
Series 2006-HE9 1A2
3.234%, 11/25/36(l)		163,864	155,986
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2
4.209%, 2/25/35(l)		114,390	113,187
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
0.910%, 1/15/33(l)§	EUR	700,000	651,149
BRSP Ltd.,
Series 2021-FL1 A
4.143%, 8/19/38(l)§		$800,000	776,315
Carlyle US CLO Ltd.,
Series 2017-1A A1R
3.710%, 4/20/31(l)§		800,000	773,194
CBAM Ltd.,
Series 2018-5A A
3.760%, 4/17/31(l)§		1,000,000	971,839
Series 2018-8A A1
3.830%, 10/20/29(l)§		796,150	783,888
C-Bass Trust,
Series 2006-CB9 A1
3.204%, 11/25/36(l)		11,908	5,951
CIFC Funding Ltd.,
Series 2017-1A AR
3.742%, 4/23/29(l)§		758,488	746,273
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1
7.250%, 5/25/36(e)		119,336	65,654
CLNC Ltd.,
Series 2019-FL1 A
4.383%, 8/20/35(l)§		484,010	477,169
Countrywide Asset-Backed Certificates,
Series 2004-2 M1
3.834%, 5/25/34(l)		13,824	13,708
Crestline Denali CLO XV Ltd.,
Series 2017-1A AR
3.740%, 4/20/30(l)§		967,856	946,302
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR
1.630%, 9/15/31(l)§	EUR	700,000	656,366
CWABS Asset-Backed Certificates Trust,
Series 2006-2 M1
3.684%, 6/25/36(l)		$93,646	91,922
Series 2006-21 2A4
3.314%, 5/25/37(l)		263,295	246,136
Series 2006-24 1A
3.224%, 6/25/47(l)		756,548	672,572
Series 2006-3 M2
3.669%, 6/25/36(l)		800,000	761,081
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 2A3
3.884%, 8/25/47(l)		7,359	7,309
EMC Mortgage Loan Trust,
Series 2001-A A
3.824%, 5/25/40(l)§		3,155	3,082
FHF Trust,
Series 2020-1A B
3.100%, 9/15/25§		800,000	791,572
Series 2022-1A A
4.430%, 1/18/28§		1,202,988	1,178,424
FORT CRE Issuer LLC,
Series 2022-FL3 A
4.132%, 2/23/39(l)§		800,000	784,217
Fremont Home Loan Trust,
Series 2005-D M1
3.699%, 11/25/35(l)		300,000	258,148
Series 2006-E 2A1
3.144%, 1/25/37(l)		2,233	965
FS Rialto Issuer LLC,
Series 2022-FL4 A
4.184%, 1/19/39(l)§		900,000	876,153
Galaxy XV CLO Ltd.,
Series 2013-15A ARR
3.482%, 10/15/30(l)§		900,000	879,178

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
GoodLeap Sustainable Home Solutions Trust,
Series 2022-2CS A
4.000%, 4/20/49§	$869,293	$823,115
GSAA Trust,
Series 2006-7 AF2
5.995%, 3/25/46(l)	257,708	105,946
GSAMP Trust,
Series 2006-NC2 A2B
3.264%, 6/25/36(l)	125,850	73,259
GSPA Monetization Trust,
6.422%, 10/9/29§	253,157	243,393
Home Equity Loan Trust,
Series 2007-FRE1 2AV3
3.314%, 4/25/37(l)	332,371	322,112
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32	811,660	716,308
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1
3.699%, 10/25/35(l)	155,397	151,057
Series 2006-FRE1 M1
3.669%, 5/25/35(l)	96,319	94,194
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5
3.344%, 3/25/37(l)	43,838	43,171
LCCM Trust,
Series 2021-FL3 A
4.268%, 11/15/38(l)§	800,000	774,047
LCM XV LP,
Series 15A AR2
3.710%, 7/20/30(l)§	800,000	779,772
Lehman XS Trust,
Series 2006-8 2A1
3.444%, 6/25/36(l)	21,712	21,622
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
3.948%, 5/15/28(l)§	8,558	8,542
Madison Park Funding XLI Ltd.,
Series 12A AR
3.589%, 4/22/27(l)§	589,426	580,113
Magnetite XVIII Ltd.,
Series 2016-18A AR2
3.785%, 11/15/28(l)§	784,473	769,934
Marble Point CLO X Ltd.,
Series 2017-1A AR
3.552%, 10/15/30(l)§	800,000	773,317
MASTR Asset-Backed Securities Trust,
Series 2006-FRE1 A4
3.664%, 12/25/35(l)	27,451	27,314
Series 2006-FRE2 A5
3.564%, 3/25/36(l)	161,396	106,954
MF1 Ltd.,
Series 2020-FL4 A
4.660%, 11/15/35(l)§	579,301	576,520
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D
3.584%, 8/25/36(l)	460,444	226,957
Series 2006-WMC2 A2C
3.384%, 7/25/36(l)	247,011	90,922
Mosaic Solar Loan Trust,
Series 2022-1A A
2.640%, 1/20/53§	1,394,870	1,224,322
Newcastle Mortgage Securities Trust,
Series 2006-1 M5
3.804%, 3/25/36(l)	900,000	833,976
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D
3.564%, 11/25/36(l)	105,493	36,034
Option One Mortgage Loan Trust,
Series 2006-3 2A3
3.224%, 2/25/37(l)	1,206,934	621,130
Series 2007-5 1A1
3.304%, 5/25/37(l)	362,090	231,045
Series 2007-CP1 1A1
3.224%, 3/25/37(l)	170,812	153,004
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2
3.774%, 11/25/35(l)	406,840	383,255
OZLM IX Ltd.,
Series 2014-9A A1A3
3.810%, 10/20/31(l)§	900,000	868,074
OZLM XVI Ltd.,
Series 2017-16A A1R
3.952%, 5/16/30(l)§	800,000	778,798
Palmer Square Loan Funding Ltd.,
Series 2021-4A A1
3.312%, 10/15/29(l)§	696,364	680,701
RAAC Trust,
Series 2006-SP2 M1
3.594%, 2/25/36(l)	88,175	88,093
RAMP Trust,
Series 2005-RS4 M5
4.104%, 4/25/35(l)	121,260	120,292
RASC Trust,
Series 2005-EMX5 A3
3.744%, 12/25/35(l)	109,783	103,083
Series 2006-EMX2 M1
3.684%, 2/25/36(l)	149,768	148,624
Series 2006-KS7 A4
3.324%, 9/25/36(l)	18,314	18,293
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2
5.285%, 1/25/37(e)	545,068	186,569
Saranac CLO VI Ltd.,
Series 2018-6A A1R
4.385%, 8/13/31(l)§	800,000	772,053
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A
3.214%, 5/25/37(l)	33,756	27,388
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C
3.624%, 2/25/36(l)	67,738	37,768

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
SLM Student Loan Trust,
Series 2003-11 A6
3.843%, 12/15/25(l)§		$19,085	$19,047
Sound Point CLO XII Ltd.,
Series 2016-2A AR2
3.760%, 10/20/28(l)§		612,010	601,679
Sound Point CLO XV Ltd.,
Series 2017-1A ARR
3.683%, 1/23/29(l)§		651,321	638,460
Sound Point CLO XVI Ltd.,
Series 2017-2A AR
3.763%, 7/25/30(l)§		800,000	773,417
Soundview Home Loan Trust,
Series 2007-OPT5 1A1
3.984%, 10/25/37(l)		575,063	435,775
Series 2007-WMC1 3A1
3.194%, 2/25/37(l)		74,605	21,368
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D
3.384%, 11/25/37(l)		550,145	327,091
Stonepeak ABS,
Series 2021-1A AA
2.301%, 2/28/33§		693,576	615,549
Stratus CLO Ltd.,
Series 2021-2A A
3.610%, 12/28/29(l)§		730,770	712,987
Series 2021-3A A
3.660%, 12/29/29(l)§		752,569	734,514
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3
3.534%, 5/25/37(l)§		184,717	179,390
STWD Ltd.,
Series 2021-FL2 A
4.139%, 4/18/38(l)§		800,000	783,828
Series 2022-FL3 A
3.635%, 11/15/38(l)§		800,000	778,428
Sunnova Sol IV Issuer LLC,
Series 2022-A A
2.790%, 2/22/49§		1,668,109	1,477,140
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§		771,685	601,149
Tricolor Auto Securitization Trust,
Series 2022-1A A
3.300%, 2/18/25§		539,436	534,637
TRTX Issuer Ltd.,
Series 2019-FL3 A
4.186%, 10/15/34(l)§		151,637	151,593
United Airlines Pass-Through Trust,
Series 2016-2 AA
2.875%, 10/7/28		588,552	501,829
Series 2020-1 A
5.875%, 10/15/27		818,613	783,821
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3
3.334%, 4/25/37(l)		214,689	83,202

Total Asset-Backed Securities			43,485,222

Collateralized Mortgage Obligations (4.5%)
Alba plc,
Series 2007-1 A3
2.479%, 3/17/39(l)(m)	GBP	304,248	323,076
Alternative Loan Trust,
Series 2005-32T1 A3
4.084%, 8/25/35(l)		$103,577	56,556
Series 2006-45T1 1A16
6.000%, 2/25/37		231,295	125,941
Series 2006-OA11 A1B
3.464%, 9/25/46(l)		283,503	265,532
Series 2006-OA12 A1B
3.183%, 9/20/46(l)		91,612	87,408
Series 2006-OA3 1A1
3.484%, 5/25/36(l)		31,467	27,821
American Home Mortgage Assets Trust,
Series 2006-5
6.700%, 6/25/36(e)		476,974	85,062
Banc of America Funding Trust,
Series 2005-D A1
3.261%, 5/25/35(l)		6,521	6,305
Series 2007-2 1A2
6.000%, 3/25/37		64,147	52,098
Banc of America Mortgage Trust,
Series 2003-D 2A4
3.998%, 5/25/33(l)		3,072	3,027
BCAP LLC Trust,
Series 2007-AA2 12A1
3.504%, 5/25/47(l)		64,762	59,216
Series 2011-RR5 12A1
4.690%, 3/26/37(e)§		15,399	14,938
Bear Stearns ALT-A Trust,
Series 2005-4 23A1
2.999%, 5/25/35(l)		21,961	20,720
Series 2005-7 22A1
3.531%, 9/25/35(l)		20,340	13,061
Series 2006-3 35A1
3.291%, 5/25/36(l)		56,922	33,769
Bear Stearns ARM Trust,
Series 2002-11 1A1
2.548%, 2/25/33(l)		133	129
Series 2002-11 1A2
2.844%, 2/25/33(l)		169	142
Series 2003-1 6A1
2.513%, 4/25/33(l)		749	751
Series 2003-8 2A1
2.084%, 1/25/34(l)		4,239	4,019
Series 2004-1 12A5
2.994%, 4/25/34(l)		9,491	8,930
Series 2004-10 22A1
4.576%, 1/25/35(l)		3,771	3,420
Series 2004-10 23A1
2.739%, 1/25/35(l)		1,298	1,205
Series 2004-3 1A1
3.875%, 7/25/34(l)		8,767	7,923

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2004-8 2A1
3.858%, 11/25/34(l)		$24,421	$23,600
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
3.432%, 1/26/36(l)		33,363	25,567
Series 2007-R6 2A1
3.225%, 12/26/46(l)		28,359	22,396
Chase Mortgage Finance Trust,
Series 2005-A2 3A5
2.923%, 1/25/36(l)		38,195	32,896
CHL Mortgage Pass- Through Trust,
Series 2004-22 A3
2.778%, 11/25/34(l)		18,444	17,334
Series 2004-HYB9 1A1
2.521%, 2/20/35(l)		4,282	4,274
Series 2005-HYB9 3A2A
5.910%, 2/20/36(l)		2,736	2,273
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A
5.410%, 10/25/35(l)		2,297	2,178
Series 2009-7 5A2
5.500%, 12/25/35§		54,676	29,726
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
2.882%, 5/25/35(l)		6,335	6,117
Series 2005-6 A2
3.790%, 9/25/35(l)		55,251	53,661
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR21 2A1
5.296%, 6/25/32(l)		438	421
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1
3.384%, 3/25/37(l)		105,465	101,319
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1
3.584%, 2/25/35(l)		3,603	3,455
Eurosail-UK plc,
Series 2007-1X A3C
2.469%, 3/13/45(l)(m)	GBP	47,397	52,439
Series 2007-2X A3C
2.459%, 3/13/45(l)(m)		19,851	21,842
FHLMC,
Series 1529 Z
7.000%, 6/15/23		$357	359
Series 2248 FB
3.318%, 9/15/30(l)		78	78
Series 2266 F
3.268%, 11/15/30(l)		1	1
Series 3360 FC
3.538%, 5/15/37(l)		4,821	4,841
Series 4989 FA
2.587%, 8/15/40(l)		266,641	260,839
Series 4989 FB
2.723%, 10/15/40(l)		210,798	207,540
FHLMC Structured Pass- Through Certificates,
Series T-63 1A1
2.059%, 2/25/45(l)		3,417	3,529
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1
3.470%, 8/25/35(l)		39,173	34,516
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1
3.773%, 10/25/35(l)		30,369	28,938
FNMA,
Series 1993-45 Z
7.000%, 4/25/23		183	184
Series 2003-25 KP
5.000%, 4/25/33		8,679	8,658
Series 2004-W2 5AF
3.434%, 3/25/44(l)		8,796	8,702
Series 2005-79 NF
3.494%, 9/25/35(l)		5,681	5,638
Series 2006-118 A1
2.504%, 12/25/36(l)		3,235	3,212
Series 2006-5 3A2
2.788%, 5/25/35(l)		2,981	3,005
Series 2007-42 AF
3.334%, 5/25/37(l)		514	505
Series 2007-73 A1
2.425%, 7/25/37(l)		8,729	8,537
Series 2015-58 AI
0.441%, 8/25/55 IO(l)		221,606	8,299
GNMA,
Series 2015-H18 FB
2.957%, 7/20/65(l)		363,336	359,888
Series 2015-H19 FK
2.957%, 8/20/65(l)		263,536	260,773
Series 2016-H02 FH
3.357%, 1/20/66(l)		99,319	98,508
Series 2016-H14 FA
3.157%, 6/20/66(l)		151,767	150,991
Series 2016-H17 FC
3.187%, 8/20/66(l)		417,612	415,344
Series 2016-H17 FM
2.807%, 8/20/66(l)		1,098	1,083
Series 2016-H20 PT
4.143%, 9/20/66(l)		487,438	497,781
Series 2016-H22 FA
3.127%, 10/20/66(l)		252,144	250,539
Series 2017-H10 FB
1.968%, 4/20/67(l)		319,776	314,505
Series 2018-38 WF
2.113%, 10/20/43(l)		184,973	180,831
Great Hall Mortgages No. 1 plc,
Series 2007-2A AC
3.657%, 6/18/39(l)§		59,973	59,001
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
3.231%, 9/25/35(l)		23,066	22,190
Series 2005-AR7 6A1
3.193%, 11/25/35(l)		6,518	6,036

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
HarborView Mortgage Loan Trust,
Series 2005-12 2A12
4.493%, 10/19/35(l)		$57,818	$39,626
Series 2005-14 4A1A
3.656%, 12/19/35(l)		67,863	39,600
Series 2005-2 2A1A
3.433%, 5/19/35(l)		6,784	6,126
Series 2005-4 3A1
3.236%, 7/19/35(l)		27,289	20,394
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A
3.424%, 1/25/37(l)		54,580	47,026
Series 2006-AR9 2A1
3.104%, 6/25/36(l)		187,073	137,154
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		10,503	5,363
Series 2006-A3 6A1
3.749%, 8/25/34(l)		27,253	26,587
Series 2006-A6 1A4L
3.646%, 10/25/36(l)		53,678	41,848
Landmark Mortgage Securities No. 3 plc,
Series 3 A
2.180%, 4/17/44(l)(m)	GBP	578,574	608,578
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
2.882%, 10/25/59(e)§		$625,880	622,043
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1 I2A3
1.844%, 1/25/47(l)		20,279	19,863
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5
2.707%, 4/25/35(l)		38,913	34,874
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A
2.920%, 7/25/35(l)		56,972	48,276
MortgageIT Trust,
Series 2005-5 A2
3.704%, 12/25/35(l)		32,178	30,532
Prime Mortgage Trust,
Series 2004-CL1 1A2
3.484%, 2/25/34(l)		1,060	1,048
Series 2006-CL1 A1
3.584%, 2/25/35(l)		31,707	31,404
RALI Trust,
Series 2005-QA13 2A1
4.208%, 12/25/35(l)		8,684	7,142
Series 2006-QS12 1A1
6.500%, 9/25/36		161,189	80,307
Series 2006-QS13 1A10
6.000%, 9/25/36		11,681	9,073
Series 2007-QA3 A1
3.284%, 5/25/37(l)		191,144	174,831
Residential Asset Securitization Trust,
Series 2005-A11 1A1
3.534%, 10/25/35(l)		39,002	24,376
RFMSI Trust,
Series 2007-S6 1A11
6.000%, 6/25/37		51,542	42,200
Ripon Mortgages plc,
Series 1RA A
2.892%, 8/28/56(l)§	GBP	2,205,949	2,426,424
STARM Mortgage Loan Trust,
Series 2007-1 2A1
2.352%, 2/25/37(l)		$30,342	26,389
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1
3.484%, 4/25/47(l)		36,580	33,905
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3
3.493%, 7/19/35(l)		26,137	23,947
Series 2006-AR6 1A3
3.464%, 7/25/46(l)		779,264	591,233
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1
3.653%, 9/19/32(l)		519	498
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B
6.100%, 3/25/37(l)		30,180	25,885
Series 2007-3 3A1
6.050%, 6/25/47(l)		188,428	151,893
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1
2.548%, 5/20/36(l)		11,432	11,022
WaMu Mortgage Pass- Through Certificates Trust,
Series 2005-AR13 A1A1
3.664%, 10/25/45(l)		3,247	3,047
Series 2005-AR6 1A1A
3.584%, 2/25/45(l)		221,735	204,828
Series 2006-AR16 3A3
3.077%, 12/25/36(l)		13,324	11,755
Series 2007-HY5 2A1
3.346%, 5/25/37(l)		88,372	71,051
Series 2007-HY7 4A2
3.853%, 7/25/37(l)		45,196	42,508
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A
3.139%, 12/21/49(l)§	GBP	539,556	601,927
Series 3A B
3.839%, 12/21/49(l)§		100,000	111,356
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1
4.240%, 10/25/36(l)		$412,527	383,216

Total Collateralized Mortgage Obligations			11,624,553

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Commercial Mortgage-Backed Securities (6.3%)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5
2.756%, 5/15/53§		$600,000	$501,753
AREIT Trust,
Series 2021-CRE5 A
4.073%, 11/17/38(l)§		693,784	662,716
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52		800,000	741,698
Business Mortgage Finance 7 plc,
Series 7X A1
4.166%, 2/15/41(l)(m)	GBP	26,496	29,321
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB
3.644%, 12/10/54		$241,394	232,263
Commercial Mortgage Trust,
Series 2018-COR3 A3
4.228%, 5/10/51		700,000	660,629
Series 2021-2400 A
4.118%, 12/15/38(l)§		800,000	767,632
DC Office Trust,
Series 2019-MTC A
2.965%, 9/15/45§		1,300,000	1,072,017
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§		1,000,000	793,427
Extended Stay America Trust,
Series 2021-ESH A
3.898%, 7/15/38(l)§		795,107	777,225
FNMA ACES,
Series 2020-M33 X2
2.348%, 1/25/31 IO(l)		1,868,510	203,325
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§		400,000	372,747
GS Mortgage Securities Trust,
Series 2015-GC30 AAB
3.120%, 5/10/50		278,341	271,283
Series 2016-GS3 WMB
3.722%, 10/10/49(l)§		100,000	84,958
Hilton USA Trust,
Series 2016-SFP A
2.828%, 11/5/35§		600,000	578,868
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-HTL5 A
3.933%, 11/15/38(l)§		800,000	768,092
Series 2021-NYAH A
3.578%, 6/15/38(l)§		700,000	679,080
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
3.810%, 7/15/36(l)§		384,374	370,461
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB
3.069%, 2/15/48		38,447	37,440
Series 2015-C27 ASB
3.557%, 12/15/47		183,096	178,720
Morgan Stanley Capital I Trust,
Series 2020-CNP A
2.509%, 4/5/42(l)§		800,000	629,966
Series 2021-230P A
3.987%, 12/15/23(l)§		800,000	777,011
MSSG Trust,
Series 2017-237P A
3.397%, 9/13/39§		700,000	624,510
PFP Ltd.,
Series 2021-8 A
3.939%, 8/9/37(l)§		759,005	731,127
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
4.284%, 11/25/36(l)§		798,173	768,977
STWD Mortgage Trust,
Series 2021-LIH A
3.676%, 11/15/36(l)§		1,200,000	1,150,894
Tharaldson Hotel Portfolio Trust,
Series 2018-THL A
3.693%, 11/11/34(l)§		324,032	315,484
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5
4.302%, 1/15/52		800,000	754,034
Worldwide Plaza Trust,
Series 2017-WWP A
3.526%, 11/10/36§		900,000	784,111

Total Commercial Mortgage-Backed Securities			16,319,769

Corporate Bonds (30.5%)
Communication Services (1.2%)
Diversified Telecommunication Services (0.2%)
Verizon Communications, Inc.
2.355%, 3/15/32		303,000	234,095
2.850%, 9/3/41		400,000	266,765

			500,860

Entertainment (0.4%)
Electronic Arts, Inc.
1.850%, 2/15/31		800,000	618,114
Netflix, Inc.
4.625%, 5/15/29	EUR	500,000	456,112

			1,074,226

Media (0.3%)
Charter Communications Operating LLC
2.250%, 1/15/29		$800,000	625,080

Wireless Telecommunication Services (0.3%)
Sprint Spectrum Co. LLC
4.738%, 3/20/25§		437,500	431,774

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
5.152%, 3/20/28§		$400,000	$392,143

			823,917

Total Communication Services			3,024,083

Consumer Discretionary (1.6%)
Automobiles (0.8%)
Nissan Motor Acceptance Co. LLC
1.850%, 9/16/26§		800,000	651,238
2.750%, 3/9/28§		800,000	631,040
Nissan Motor Co. Ltd.
4.810%, 9/17/30§		800,000	650,666
Volkswagen Group of America Finance LLC
3.200%, 9/26/26§		200,000	183,585

			2,116,529

Hotels, Restaurants & Leisure (0.5%)
Accor SA
2.375%, 11/29/28(m)	EUR	300,000	224,031
Choice Hotels International, Inc.
3.700%, 12/1/29(x)		$700,000	590,975
Expedia Group, Inc.
3.250%, 2/15/30		700,000	575,995

			1,391,001

Household Durables (0.3%)
NVR, Inc.
3.000%, 5/15/30		900,000	733,389

Total Consumer Discretionary			4,240,919

Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Boardwalk Pipelines LP
3.400%, 2/15/31		600,000	483,357
Greenko Power II Ltd.
4.300%, 12/13/28(m)		586,500	454,538
4.300%, 12/13/28§		391,000	303,025
Greenko Solar Mauritius Ltd.
5.950%, 7/29/26§		500,000	415,625
ONEOK Partners LP
6.850%, 10/15/37		800,000	765,198
Sabine Pass Liquefaction LLC
4.200%, 3/15/28		100,000	91,051

			2,512,794

Total Energy			2,512,794

Financials (12.2%)
Banks (7.0%)
Banco Santander SA
2.746%, 5/28/25		700,000	640,385
Bank of America Corp.
4.125%, 1/22/24		200,000	198,468
(SOFR + 0.91%), 0.981%, 9/25/25(k)		2,900,000	2,644,182
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§		1,400,000	1,370,553
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 3.670%, 7/20/23(k)§		600,000	601,422
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)		700,000	512,032
BNP Paribas SA
(ICE LIBOR USD 3 Month + 2.24%), 4.705%, 1/10/25(k)§		700,000	690,798
3.500%, 11/16/27§		300,000	264,791
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.02%), 4.105%, 6/1/24(k)		700,000	699,247
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.004%, 9/24/26(k)§		2,300,000	1,995,635
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.621%, 9/11/26(k)§		1,000,000	864,804
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.51%), 4.875%, 5/16/29(k)(m)(y)		300,000	210,000
JPMorgan Chase & Co.
(SOFR + 1.51%), 2.739%, 10/15/30(k)		900,000	734,395
Lloyds Bank plc
0.000%, 4/2/32(e)(m)		600,000	362,616
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.99%), 3.418%, 7/10/24(k)		900,000	899,155
(SOFR + 0.87%), 0.849%, 9/8/24(k)		800,000	764,321
Santander UK Group Holdings plc
(SOFR + 1.48%), 2.896%, 3/15/32(k)		700,000	530,624
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.88%), 1.214%, 3/23/25(k)§		300,000	279,501
(ICE LIBOR USD 3 Month + 1.56%), 3.785%, 5/21/25(k)§		700,000	674,735

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 0.93%), 3.927%, 11/23/25(k)§		$800,000	$786,076
Sumitomo Mitsui Trust Bank Ltd.
2.800%, 3/10/27§		1,600,000	1,441,520
UniCredit SpA
7.830%, 12/4/23§		900,000	907,456

			18,072,716

Capital Markets (2.0%)
Brookfield Finance I UK plc
2.340%, 1/30/32		700,000	524,408
Credit Suisse AG
6.500%, 8/8/23(m)		200,000	197,500
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 12/11/23(k)(y)§		700,000	644,000
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.17%), 4.075%, 5/15/26(k)		300,000	297,055
Lazard Group LLC
4.500%, 9/19/28		700,000	636,952
Nomura Holdings, Inc.
1.851%, 7/16/25		900,000	812,586
Owl Rock Capital Corp.
2.875%, 6/11/28		800,000	611,657
Stifel Financial Corp.
4.000%, 5/15/30		900,000	777,158
UBS Group AG
4.125%, 4/15/26§		600,000	569,116
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.703%, 8/5/27(k)§		200,000	190,032

			5,260,464

Consumer Finance (1.5%)
Ally Financial, Inc.
2.200%, 11/2/28		1,500,000	1,161,203
Ford Motor Credit Co. LLC
3.350%, 11/1/22		800,000	798,800
5.584%, 3/18/24		900,000	882,270
Volkswagen Bank GmbH
1.875%, 1/31/24(m)	EUR	1,100,000	1,051,385

			3,893,658

Diversified Financial Services (0.5%)
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor), 0.000%, 1/28/29(k)§		700,000	629,437
NTT Finance Corp.
4.142%, 7/26/24§		$300,000	296,349
4.239%, 7/25/25(x)§		400,000	392,350

			1,318,136

Insurance (1.0%)
First American Financial Corp.
4.000%, 5/15/30		700,000	604,840
Hanwha Life Insurance Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.85%), 3.379%, 2/4/32(k)§		800,000	679,400
Manulife Financial Corp.
3.703%, 3/16/32		1,500,000	1,281,989
Society of Lloyd’s
4.750%, 10/30/24(m)	GBP	100,000	104,771

			2,671,000

Thrifts & Mortgage Finance (0.2%)
Jyske Realkredit A/S
Series CCE
1.500%, 10/1/53	DKK	3,482,814	314,069
Realkredit Danmark A/S
Series 23S
1.500%, 10/1/53(m)		2,061,796	197,511

			511,580

Total Financials			31,727,554

Health Care (0.3%)
Health Care Providers & Services (0.3%)
CVS Health Corp.
2.125%, 9/15/31(x)		$900,000	694,246

Total Health Care			694,246

Industrials (0.9%)
Machinery (0.4%)
Xylem, Inc.
1.950%, 1/30/28		1,300,000	1,102,944

Marine (0.3%)
AP Moller - Maersk A/S
4.500%, 6/20/29§		700,000	646,204

Road & Rail (0.2%)
Central Japan Railway Co.
3.400%, 9/6/23(m)		600,000	590,622

Total Industrials			2,339,770

Information Technology (1.9%)
IT Services (0.8%)
CGI, Inc.
1.450%, 9/14/26		800,000	681,185
Global Payments, Inc.
2.900%, 5/15/30		700,000	557,697
Nexi SpA
2.125%, 4/30/29(m)	EUR	300,000	222,891
PayPal Holdings, Inc.
2.850%, 10/1/29		$700,000	599,327

			2,061,100

Semiconductors & Semiconductor Equipment (0.9%)
Broadcom, Inc.
3.469%, 4/15/34§		752,000	566,146
3.137%, 11/15/35§		215,000	151,366
3.187%, 11/15/36§		46,000	31,420
NXP BV
5.350%, 3/1/26		500,000	494,375
5.000%, 1/15/33		1,400,000	1,245,573

			2,488,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Software (0.2%)
VMware, Inc.
4.700%, 5/15/30		$500,000	$449,309

Total Information Technology			4,999,289

Real Estate (6.9%)
Equity Real Estate Investment Trusts (REITs) (6.9%)
Alexandria Real Estate Equities, Inc. (REIT)
4.300%, 1/15/26		300,000	291,247
4.500%, 7/30/29		200,000	185,912
2.950%, 3/15/34		300,000	231,490
American Tower Corp. (REIT)
3.375%, 5/15/24		800,000	778,800
1.875%, 10/15/30		400,000	296,228
Boston Properties LP (REIT)
4.500%, 12/1/28		600,000	551,917
Corporate Office Properties LP (REIT)
2.250%, 3/15/26(x)		800,000	696,971
Digital Dutch Finco BV (REIT)
1.000%, 1/15/32(m)	EUR	1,200,000	801,662
EPR Properties (REIT)
3.750%, 8/15/29		$700,000	539,757
3.600%, 11/15/31		800,000	574,295
Equinix, Inc. (REIT)
1.550%, 3/15/28		1,000,000	805,000
2.500%, 5/15/31		800,000	614,576
3.900%, 4/15/32		1,200,000	1,020,439
Federal Realty Investment Trust (REIT)
3.500%, 6/1/30		900,000	769,284
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§		500,000	452,891
HAT Holdings I LLC (REIT)
3.375%, 6/15/26§		2,000,000	1,608,120
Healthcare Realty Holdings LP (REIT)
3.500%, 8/1/26(x)		700,000	649,790
Highwoods Realty LP (REIT)
4.125%, 3/15/28		100,000	90,064
Host Hotels & Resorts LP (REIT)
Series J
2.900%, 12/15/31		300,000	220,067
Kilroy Realty LP (REIT)
2.500%, 11/15/32		3,400,000	2,439,677
Kimco Realty Corp. (REIT)
2.700%, 10/1/30		1,300,000	1,044,285
Mid-America Apartments LP (REIT)
2.750%, 3/15/30		700,000	584,715
Physicians Realty LP (REIT)
4.300%, 3/15/27		100,000	93,565
Realty Income Corp. (REIT)
4.625%, 11/1/25		200,000	196,580
3.000%, 1/15/27		300,000	272,707
3.250%, 1/15/31		600,000	511,422
Service Properties Trust (REIT)
4.500%, 6/15/23		200,000	195,250
STORE Capital Corp. (REIT)
2.700%, 12/1/31		800,000	700,468
Ventas Realty LP (REIT)
3.250%, 10/15/26		200,000	183,963
Welltower, Inc. (REIT)
2.750%, 1/15/31		800,000	633,035

			18,034,177

Total Real Estate			18,034,177

Utilities (4.5%)
Electric Utilities (3.9%)
Duke Energy Carolinas LLC
2.850%, 3/15/32		2,200,000	1,820,511
Edison International
3.550%, 11/15/24		500,000	480,923
Enel Finance International NV
4.625%, 6/15/27§		700,000	652,814
1.875%, 7/12/28§		2,500,000	1,946,087
5.000%, 6/15/32§		700,000	594,837
NextEra Energy Capital Holdings, Inc.
1.900%, 6/15/28		2,100,000	1,748,304
Northern States Power Co.
2.600%, 6/1/51		1,400,000	875,746
4.500%, 6/1/52		700,000	637,075
Public Service Electric & Gas Co.
3.100%, 3/15/32(x)		1,500,000	1,276,056

			10,032,353

Independent Power and Renewable Electricity Producers (0.6%)
AES Corp. (The)
1.375%, 1/15/26		1,400,000	1,206,400
Clearway Energy Operating LLC
3.750%, 2/15/31(x)§		600,000	475,037

			1,681,437

Total Utilities			11,713,790

Total Corporate Bonds			79,286,622

Foreign Government Securities (2.8%)
Japan Finance Organization for Municipalities
3.375%, 9/27/23§		1,100,000	1,093,613
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	554,107
Province of Quebec
3.500%, 12/1/22	CAD	300,000	217,491
3.750%, 9/1/24		200,000	144,062
Republic of Chile
2.450%, 1/31/31(x)		$800,000	641,400
4.340%, 3/7/42		1,600,000	1,269,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of South Africa
10.500%, 12/21/26	ZAR	57,000,000	$3,259,368

Total Foreign Government Securities			7,179,641

Mortgage-Backed Securities (28.7%)
FHLMC
4.500%, 4/1/29		$15,750	15,588
6.000%, 1/1/37		47,577	49,598
4.000%, 1/1/41		28,031	27,096
3.500%, 3/1/48		67,709	61,971
FHLMC UMBS
3.500%, 2/1/49		20,033	18,269
3.500%, 7/1/49		64,019	58,443
3.500%, 2/1/50		15,780	14,356
3.500%, 4/1/50		23,015	20,960
3.000%, 7/1/52		2,279,740	1,985,565
4.500%, 8/1/52		298,657	284,610
FNMA
3.258%, 5/1/38(l)		123,040	125,238
FNMA UMBS
4.500%, 1/1/34		28,617	28,299
5.500%, 4/1/34		23,029	23,513
5.500%, 5/1/34		48,637	49,651
5.500%, 3/1/38		25,656	26,358
5.000%, 8/1/39		39,901	40,095
4.500%, 12/1/41		6,759	6,625
4.500%, 7/1/44		41,408	40,483
3.500%, 2/1/48		10,564	9,660
3.500%, 11/1/48		12,656	11,568
4.500%, 7/1/52		10,908,864	10,395,776
FNMA/FHLMC UMBS, 30 Year, Single Family
2.500%, 10/25/52 TBA		600,000	503,860
5.000%, 10/25/52 TBA		3,900,000	3,796,406
3.000%, 11/25/52 TBA		40,800,000	35,476,873
3.500%, 11/25/52 TBA		21,900,000	19,689,469
GNMA
3.000%, 7/15/45		5,489	4,952
3.000%, 8/15/45		50,803	45,795
4.500%, 1/20/49		246,466	238,623
5.000%, 1/20/49		3,451	3,429
5.000%, 2/20/49		44,270	43,992
5.000%, 7/20/49		1,324,500	1,315,262

Total Mortgage-Backed Securities			74,412,383

Municipal Bonds (1.0%)
California Health Facilities Financing Authority
4.190%, 6/1/37		1,300,000	1,133,769
City of Chicago General Obligation Bonds, Taxable Series 2015 B
7.750%, 1/1/42		50,000	52,202
New York State Urban Development Corp.
1.346%, 3/15/26		800,000	717,666
University of Michigan
3.504%, 4/1/52		900,000	689,739

Total Municipal Bonds			2,593,376

U.S. Treasury Obligations (27.8%)
U.S. Treasury Bonds
1.375%, 11/15/40		14,000,000	9,047,500
1.875%, 2/15/41		3,100,000	2,195,187
2.250%, 5/15/41		800,000	604,750
2.375%, 2/15/42		1,100,000	843,219
3.125%, 2/15/42		500,000	435,547
3.250%, 5/15/42		6,600,000	5,858,532
3.375%, 5/15/44		1,400,000	1,248,844
3.125%, 8/15/44		2,100,000	1,795,500
2.875%, 8/15/45		600,000	489,937
3.000%, 8/15/48		13,200,000	11,174,625
2.875%, 5/15/49		900,000	750,656
1.250%, 5/15/50		1,300,000	727,188
1.375%, 8/15/50		1,200,000	695,063
U.S. Treasury Notes
2.875%, 9/30/23#(v)		26,400,000	26,060,718
2.500%, 4/30/24(v)(w)		10,000,000	9,722,266
2.875%, 5/15/32		500,000	462,187

Total U.S. Treasury Obligations			72,111,719

Total Long-Term Debt Securities (118.4%) (Cost $343,358,256)			307,013,285

	Number of Shares		Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
Dreyfus Treasury Obligations Cash Management Fund(xx)		250,000	250,000

	Principal Amount		Value (Note 1)
Repurchase Agreement (0.6%)
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,672,866, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $1,706,324.(xx)		$1,672,453	1,672,453

U.S. Government Agency Security (2.6%)
FHLB
0.00%, 10/3/22(o)(p)		6,700,000	6,700,000

U.S. Treasury Obligations (2.5%)
U.S. Treasury Bills
2.24%, 10/25/22(p)(w)		121,000	120,812
2.74%, 12/15/22(p)(w)		6,400,000	6,363,258

Total U.S. Treasury Obligations			6,484,070

Total Short-Term Investments (5.8%) (Cost $15,100,325)			15,106,523

Total Investments in Securities (124.2%) (Cost $358,458,581)			322,119,808
Other Assets Less Liabilities (-24.2%)			(62,678,752)

Net Assets (100%)			$259,441,056

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2022, the market value of these securities amounted to $75,124,871 or 29.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $114,509.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $5,452,783 or 2.1% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2022.

(p)	Yield to maturity.

(t)	All, or a portion of security held by broker as collateral for centrally cleared swaps, with a total collateral value of $691,004.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $826,367.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $4,026,413.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $2,307,567. This was collateralized by $429,300 of various U.S. Government Treasury Securities, ranging from 0.125%-3.875%, maturing 1/31/23-11/15/47 and by cash of $1,922,453 which was subsequently invested in an investment company and joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2022.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CNY — Chinese Renminbi

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

PEN — Peruvian Sol

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

TBA — To Be Announced; Security is subject to delayed delivery

TONAR — Tokyo Over-Night Average Rate

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

ZAR — South African Rand

Country Diversification

As a Percentage of Total Net Assets

Australia	0.2%
Canada	1.1
Cayman Islands	8.4
Chile	0.7
China	0.7
Denmark	0.8
France	0.7
Germany	0.5
India	0.4
Ireland	1.0
Italy	1.7
Japan	2.9
Jersey	0.5
Netherlands	0.8
South Africa	1.3
South Korea	0.3
Spain	0.2
Switzerland	0.6
United Kingdom	2.9
United States	98.5
Cash and Other	(24.2)

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	8	12/2022	GBP	861,083	(120,015)
U.S. Treasury 5 Year Note	9	12/2022	USD	967,570	(35,027)
U.S. Treasury 10 Year Note	54	12/2022	USD	6,051,375	(305,511)

					(460,553)

Short Contracts
Euro-BTP	(23)	12/2022	EUR	(2,524,158)	113,525
Euro-Bund	(54)	12/2022	EUR	(7,329,265)	351,360
Euro-Buxl	(2)	12/2022	EUR	(287,429)	25,173
Euro-OAT	(9)	12/2022	EUR	(1,165,358)	53,477
Japan 10 Year Bond	(10)	12/2022	JPY	(10,246,666)	9,790

					553,325

					92,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	710,360	DKK	5,280,000	Goldman Sachs Bank USA	10/3/2022	14,387
USD	254,245	PEN	986,470	Citibank NA**	10/3/2022	6,618
USD	1,376,432	BRL	7,081,742	Citibank NA**	10/4/2022	63,625
USD	167,535	ZAR	2,967,000	Morgan Stanley	10/14/2022	3,763
USD	572,425	CNY	3,990,989	HSBC Bank plc**	10/17/2022	9,318
USD	2,278,250	ZAR	37,383,576	Citibank NA	11/14/2022	220,600
EUR	148,000	USD	143,263	HSBC Bank plc	11/16/2022	2,230
USD	137,920	AUD	196,000	HSBC Bank plc	11/16/2022	12,474
USD	652,310	CAD	833,322	Citibank NA	11/16/2022	49,064
USD	5,573,044	EUR	5,357,699	Bank of America	11/16/2022	306,095
USD	57,901	EUR	58,000	HSBC Bank plc	11/16/2022	883
USD	1,407,047	GBP	1,148,180	Bank of America	11/16/2022	124,126
USD	6,113,206	GBP	5,036,182	JPMorgan Chase Bank	11/16/2022	486,018
USD	193,674	GBP	164,000	Morgan Stanley	11/16/2022	10,428
USD	970,687	JPY	137,900,000	Bank of America	11/16/2022	13,708
USD	410,977	JPY	59,000,000	HSBC Bank plc	11/16/2022	1,537
USD	135,271	JPY	18,108,344	JPMorgan Chase Bank	11/16/2022	9,605
USD	931,921	PEN	3,616,319	Citibank NA**	12/27/2022	32,754
USD	1,230,556	ZAR	21,839,848	Bank of America	1/9/2023	34,416
USD	268,138	PEN	1,058,925	Citibank NA**	4/27/2023	7,146
USD	610,450	CNY	4,096,730	HSBC Bank plc**	5/10/2023	25,296

Total unrealized appreciation						1,434,091

PEN	986,470	USD	254,474	Citibank NA**	10/3/2022	(6,848)
BRL	71,681,742	USD	13,354,800	Citibank NA**	10/4/2022	(66,500)
USD	11,288,181	BRL	64,600,000	Goldman Sachs Bank USA**	10/4/2022	(687,312)
CNY	1,826,000	USD	261,570	Goldman Sachs Bank USA**	10/17/2022	(3,931)
CNY	2,139,873	USD	308,268	JPMorgan Chase Bank**	10/17/2022	(6,344)
USD	689,439	DKK	5,240,000	Bank of America	11/1/2022	(2,665)
EUR	155,000	USD	158,699	Bank of America	11/16/2022	(6,325)
GBP	271,000	USD	319,544	Bank of America	11/16/2022	(16,741)
GBP	1,760,000	USD	2,060,141	Goldman Sachs Bank USA	11/16/2022	(93,602)
GBP	264,000	USD	319,624	JPMorgan Chase Bank	11/16/2022	(24,643)
GBP	300,000	USD	345,739	Morgan Stanley	11/16/2022	(10,534)
JPY	41,700,000	USD	291,584	HSBC Bank plc	11/16/2022	(2,200)
JPY	170,700,000	USD	1,203,643	JPMorgan Chase Bank	11/16/2022	(19,043)
USD	85,470	EUR	89,000	Bank of America	11/16/2022	(2,022)
USD	223,283	GBP	203,000	Bank of America	11/16/2022	(3,540)
PEN	3,001,930	USD	764,336	Bank of America**	12/6/2022	(16,735)
PEN	986,470	USD	252,384	Citibank NA**	12/15/2022	(6,882)
BRL	7,081,742	USD	1,349,289	Citibank NA**	1/4/2023	(64,099)
PEN	527,832	USD	132,460	Goldman Sachs Bank USA**	1/25/2023	(1,494)
CNY	3,963,486	USD	572,425	HSBC Bank plc**	5/10/2023	(6,303)

Total unrealized depreciation						(1,047,763)

Net unrealized appreciation						386,328

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Written Call Options Contracts as of September 30, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
2 Years, November 2023 @2.15% v.1 Day SOFR	Goldman Sachs Bank USA	2,500,000	USD	(2,500,000)	USD	2.15	11/20/2023	(2,766)

Written Put Options Contracts as of September 30, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
2 Years, November 2023 @3.65% v.1 Day SOFR	Goldman Sachs Bank USA	2,500,000	USD	(2,500,000)	USD	3.65	11/20/2023	(21,518)
3 Month Eurodollar	Exchange Traded	76	USD	(19,000,000)	USD	96.50	12/18/2023	(248,900)
3 Years, April 2024 @2.70% v.1 Day SOFR	Goldman Sachs Bank USA	2,800,000	USD	(2,800,000)	USD	2.70	4/2/2024	(39,690)
3 Years, April 2024 @2.70% v.1 Day SOFR	Goldman Sachs Bank USA	2,800,000	USD	(2,800,000)	USD	2.70	4/2/2024	(39,690)

								(349,798)

Total Written Options Contracts (Premiums Received ($149,082))								(352,564)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of September 30, 2022 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Bank of America Corp.	1.00	Quarterly	12/20/2022	0.51	USD 800,000	1,248	(136)	1,112
British Telecommunications plc	1.00	Quarterly	12/20/2028	1.92	EUR 600,000	(6,114)	(23,101)	(29,215)
British Telecommunications plc	1.00	Quarterly	12/20/2028	1.92	EUR 200,000	(2,383)	(7,355)	(9,738)

Total Centrally Cleared Credit default swap contracts outstanding						(7,249)	(30,592)	(37,841)

OTC Credit default swap contracts outstanding - sell protection as of September 30, 2022 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	Bank of America	12/20/2026	3.06	USD	1,600,000	(64,014)	(56,181)	(120,195)
Republic of South Africa	1.00	Quarterly	Morgan Stanley	12/20/2026	3.06	USD	1,700,000	(65,193)	(62,514)	(127,707)

								(129,207)	(118,695)	(247,902)

Centrally Cleared Interest rate swap contracts outstanding as of September 30, 2022 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront (Payments)Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day TONAR Annual	0.63 annually	Receive	2/8/2052	JPY 19,000,000	—	16,042	16,042
1 day TONAR Annual	0.66 annually	Receive	4/19/2042	JPY 18,000,000	—	5,892	5,892
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY 19,000,000	4,465	5,562	10,027
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY 57,000,000	14,402	15,680	30,082
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY 85,000,000	23,323	21,536	44,859
1 day TONAR Annual	0.80 annually	Receive	6/15/2052	JPY 70,000,000	4,111	35,739	39,850
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY 95,000,000	28,433	21,703	50,136
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY 11,000,000	3,648	2,157	5,805
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY 12,000,000	3,636	2,697	6,333

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments)Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	19,000,000	4,680	5,347	10,027
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	29,000,000	7,417	7,888	15,305
1 day TONAR Annual	0.45 annually	Receive	12/15/2051	JPY	18,000,000	10,755	10,227	20,982
1 day TONAR Annual	0.67 annually	Receive	2/9/2052	JPY	34,000,000	—	26,389	26,389
1 day TONAR Annual	0.45 annually	Receive	12/15/2051	JPY	19,000,000	11,634	10,514	22,148
1 day SONIA Annual	2.00 annually	Receive	3/15/2053	GBP	400,000	121,194	4,388	125,582
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	1,300,000	235,330	84,883	320,213
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	300,000	62,254	11,641	73,895
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	300,000	28,056	10,720	38,776
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	600,000	55,865	21,687	77,552
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	100,000	20,718	3,914	24,632
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	900,000	183,815	37,871	221,686
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	2,000,000	365,351	127,285	492,636
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	700,000	151,426	20,997	172,423
1 day SOFR Annual	2.62 annually	Receive	2/15/2048	USD	1,400,000	—	137,937	137,937
1 day TONAR Annual	0.80 annually	Receive	6/15/2052	JPY	50,000,000	(2,781)	31,245	28,464
1 day TONAR Semi- Annual	0.75 semi-annually	Receive	12/20/2038	JPY	188,680,000	(115,338)	136,937	21,599
1 day SONIA Annual	2.00 annually	Receive	3/15/2053	GBP	1,600,000	496,872	—	496,872

						1,719,266	816,878	2,536,144

6 month EURIBOR Semi-Annual	1.75 annually	Pay	3/15/2033	EUR	3,350,000	(34,793)	(367,822) (402,615)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	2,200,000	—	(170,901) (170,901)
6 month EURIBOR Semi-Annual	1.75 annually	Pay	3/15/2033	EUR	3,400,000	(31,323)	(377,301) (408,624)
6 month EURIBOR Semi-Annual	1.75 annually	Pay	3/15/2033	EUR	3,400,000	(14,457)	(394,167) (408,624)
6 month EURIBOR Semi-Annual	1.75 annually	Pay	3/15/2033	EUR	3,350,000	(37,090)	(365,525) (402,615)
1 day SOFR Annual	2.85 annually	Pay	8/29/2027	USD	6,600,000	—	(280,652)	(280,652)
1 day SOFR Annual	1.79 annually	Pay	5/3/2027	USD	2,600,000	—	(221,328)	(221,328)

						(117,663)	(2,177,696)	(2,295,359)

Total Centrally Cleared Interest rate swaps contracts outstanding						1,601,603	(1,360,818)	240,785

(1)	Value of floating rate index at September 30, 2022 was as follows:

Floating Rate Index	Value
1 day SOFR USD	x.xx	%
1 day SONIA GBP	2.19%
1 day TONAR JPY	x.xx	%
6 Month EURIBOR EUR	1.81%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (FORMERLY EQ/PIMCO TOTAL RETURN PORTFOLIO)

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$43,485,222	$—	$43,485,222
Centrally Cleared Interest Rate Swaps	—	816,878	—	816,878
Collateralized Mortgage Obligations	—	11,624,553	—	11,624,553
Commercial Mortgage-Backed Securities	—	16,319,769	—	16,319,769
Corporate Bonds
Communication Services	—	3,024,083	—	3,024,083
Consumer Discretionary	—	4,240,919	—	4,240,919
Energy	—	2,512,794	—	2,512,794
Financials	—	31,727,554	—	31,727,554
Health Care	—	694,246	—	694,246
Industrials	—	2,339,770	—	2,339,770
Information Technology	—	4,999,289	—	4,999,289
Real Estate	—	18,034,177	—	18,034,177
Utilities	—	11,713,790	—	11,713,790
Foreign Government Securities	—	7,179,641	—	7,179,641
Forward Currency Contracts	—	1,434,091	—	1,434,091
Futures	553,325	—	—	553,325
Mortgage-Backed Securities	—	74,412,383	—	74,412,383
Municipal Bonds	—	2,593,376	—	2,593,376
Short-Term Investments
Investment Company	250,000	—	—	250,000
Repurchase Agreement	—	1,672,453	—	1,672,453
U.S. Government Agency Security	—	6,700,000	—	6,700,000
U.S. Treasury Obligations	—	6,484,070	—	6,484,070
U.S. Treasury Obligations	—	72,111,719	—	72,111,719

Total Assets	$803,325	$324,120,777	$—	$324,924,102

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(30,592)	$—	$(30,592)
Centrally Cleared Interest Rate Swaps	—	(2,177,696)	—	(2,177,696)
Forward Currency Contracts	—	(1,047,763)	—	(1,047,763)
Futures	(460,553)	—	—	(460,553)
Options Written
Call Options Written	—	(2,766)	—	(2,766)
Put Options Written	(248,900)	(100,898)	—	(349,798)
OTC Credit Default Swaps	—	(118,695)	—	(118,695)

Total Liabilities	$(709,453)	$(3,478,410)	$—	$(4,187,863)

Total	$93,872	$320,642,367	$—	$320,736,239

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,248,220
Aggregate gross unrealized depreciation	(40,875,353)

Net unrealized depreciation	$(38,627,133)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$360,828,519

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (14.1%)
A10 Bridge Asset Financing LLC,
Series 2020-C A
2.021%, 8/15/40§	$285,950	$282,701
American Tower Trust #1 (REIT),
3.070%, 3/15/23§	3,000,000	2,977,685
Arkansas Student Loan Authority,
Series 2010-1 A
3.943%, 11/25/43(l)	469,802	470,303
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5
3.672%, 4/22/26(l)	3,000,000	2,999,521
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
3.164%, 1/25/37(l)	33,044	22,945
Dell Equipment Finance Trust,
Series 2021-2 A2
0.330%, 12/22/26§	2,664,830	2,625,833
Series 2022-1 A1
1.217%, 3/22/23§	594,421	593,664
DLLST LLC,
Series 2022-1A A1
1.560%, 5/22/23§	1,333,947	1,328,862
Edsouth Indenture No. 3 LLC,
Series 2012-2 A
3.814%, 4/25/39(l)§	322,802	321,891
Enterprise Fleet Financing LLC,
Series 2019-3 A2
2.060%, 5/20/25§	166,997	166,611
FirstKey Homes Trust,
Series 2020-SFR2 A
1.266%, 10/19/37§	5,257,206	4,760,030
Ford Credit Floorplan Master Owner Trust,
Series 2020-1 A1
0.700%, 9/15/25	6,400,000	6,155,190
Foursight Capital Automobile Receivables Trust,
Series 2021-2 A2
0.400%, 4/15/25§	757,768	755,955
GM Financial Automobile Leasing Trust,
Series 2022-3 A2B
2.994%, 10/21/24(l)	6,000,000	5,999,991
GMF Floorplan Owner Revolving Trust,
Series 2020-1 A
0.680%, 8/15/25§	3,000,000	2,903,058
GSAA Home Equity Trust,
Series 2007-6 A4
3.684%, 5/25/47(l)	82,127	56,236
LCCM Trust,
Series 2021-FL2 A
4.018%, 12/13/38(l)§	12,000,000	11,672,708
LL ABS Trust,
Series 2021-1A A
1.070%, 5/15/29§	271,188	261,503
LMREC LLC,
Series 2021-CRE4 A
4.109%, 4/22/37(l)§	7,118,652	6,951,930
Massachusetts Educational Financing Authority,
Series 2008-1 A1
3.733%, 4/25/38(l)	72,859	72,703
Navient Private Education Loan Trust,
Series 2015-AA A2A
2.650%, 12/15/28§	103,602	102,556
Series 2020-IA A1B
3.818%, 4/15/69(l)§	3,744,762	3,650,164
Navient Private Education Refi Loan Trust,
Series 2020-DA A
1.690%, 5/15/69§	1,381,169	1,251,662
Series 2020-GA A
1.170%, 9/16/69§	1,103,993	1,008,789
Series 2021-FA A
1.110%, 2/18/70§	9,830,220	8,437,634
Navient Student Loan Trust,
Series 2017-5A A
3.884%, 7/26/66(l)§	2,570,521	2,537,675
Nelnet Student Loan Trust,
Series 2005-3 A5
3.722%, 12/24/35(l)	2,019,827	1,976,142
Series 2013-5A A
3.714%, 1/25/37(l)§	994,121	970,818
Series 2016-1A A
3.884%, 9/25/65(l)§	4,692,818	4,667,631
Series 2019-2A A
3.984%, 6/27/67(l)§	900,454	898,981
Northstar Education Finance, Inc.,
Series 2012-1 A
3.784%, 12/26/31(l)§	297,772	295,412
Oscar US Funding XIII LLC,
Series 2021-2A A2
0.390%, 8/12/24§	3,377,010	3,322,730
PHEAA Student Loan Trust,
Series 2016-2A A
4.034%, 11/25/65(l)§	1,622,588	1,581,440
PRET LLC,
Series 2021-NPL3 A1
1.868%, 7/25/51(e)§	6,130,871	5,622,009
Series 2021-NPL6 A1
2.487%, 7/25/51(e)§	3,006,507	2,791,542
Pretium Mortgage Credit Partners LLC,
Series 2021-RN1 A1
1.992%, 2/25/61(e)§	1,317,076	1,222,246
Santander Drive Auto Receivables Trust,
Series 2022-2 A2
2.120%, 10/15/26	3,149,006	3,137,561
SLC Student Loan Trust,
Series 2005-3 A3
3.413%, 6/15/29(l)	313,960	312,021
SLM Student Loan Trust,
Series 2004-10 A7B
3.383%, 10/25/29(l)§	1,079,982	1,071,355
Series 2005-7 A4
2.933%, 10/25/29(l)	784,190	779,525

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2008-9 A
4.283%, 4/25/23(l)	$1,389,686	$1,372,657
Series 2010-1 A
3.484%, 3/25/25(l)	1,873,339	1,820,071
Series 2012-3 A
3.734%, 12/27/38(l)	4,981,065	4,925,675
SMB Private Education Loan Trust,
Series 2016-C A2A
2.340%, 9/15/34§	1,929,220	1,849,869
Series 2020-PTA A2A
1.600%, 9/15/54§	1,378,555	1,250,181
Tesla Auto Lease Trust,
Series 2021-B A2
0.360%, 9/22/25§	2,623,016	2,559,718
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A
1.350%, 5/25/33§	5,600,000	5,130,507
United States Small Business Administration,
Series 2003-20I 1
5.130%, 9/1/23	112	112
Series 2004-20C 1
4.340%, 3/1/24	1,580	1,550
Series 2005-20B 1
4.625%, 2/1/25	4,028	4,036
Series 2008-20G 1
5.870%, 7/1/28	394,015	396,086
Series 2008-20H 1
6.020%, 8/1/28	331,372	334,488
Westlake Automobile Receivables Trust,
Series 2020-3A A2
0.560%, 5/15/24§	29,372	29,337

Total Asset- Backed Securities		116,691,500

Collateralized Mortgage Obligations (14.9%)
Alternative Loan Trust,
Series 2005-61 2A1
3.644%, 12/25/35(l)	5,663	5,120
Series 2005-62 2A1
2.104%, 12/25/35(l)	23,929	20,178
Series 2006-OA22 A1
3.404%, 2/25/47(l)	112,805	97,895
Series 2007-OA7 A1A
3.444%, 5/25/47(l)	25,369	21,539
American Home Mortgage Assets Trust,
Series 2006-1 2A1
3.274%, 5/25/46(l)	1,360,934	1,117,560
Arroyo Mortgage Trust,
Series 2021-1R A1
1.175%, 10/25/48(l)§	744,086	636,648
BCAP LLC Trust,
Series 2006-AA2 A1
3.424%, 1/25/37(l)	144,069	125,141
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
3.531%, 9/25/35(l)	329,974	211,896
Bear Stearns ARM Trust,
Series 2002-11 1A2
2.844%, 2/25/33(l)	587	491
Series 2003-3 3A2
3.056%, 5/25/33(l)	8,280	7,861
Series 2003-8 2A1
2.084%, 1/25/34(l)	589	558
Series 2003-8 4A1
2.999%, 1/25/34(l)	2,542	2,480
Series 2004-10 15A1
4.193%, 1/25/35(l)	12,027	11,495
Series 2004-10 21A1
2.985%, 1/25/35(l)	195,603	183,809
Series 2007-3 1A1
3.237%, 5/25/47(l)	657,745	600,633
CHL Mortgage Pass- Through Trust,
Series 2004-12 11A1
3.678%, 8/25/34(l)	6,601	6,582
Series 2005-25 A11
5.500%, 11/25/35	54,527	28,840
Series 2005-3 1A2
3.664%, 4/25/35(l)	44,559	39,031
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A
3.950%, 5/25/35(l)	1,092	1,030
Series 2005-11 A2A
5.410%, 10/25/35(l)	33,663	31,925
Series 2005-12 2A1
3.884%, 8/25/35(l)§	93,460	90,003
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1
2.190%, 9/25/35(l)	2,478	2,453
Series 2005-6 A2
3.790%, 9/25/35(l)	6,529	6,341
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
2.424%, 3/25/32(l)§	241	221
CSMC Trust,
Series 2019-RP10 A1
2.938%, 12/26/59(l)§	739,249	719,339
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-AR2 7A1
2.918%, 10/25/35(l)	4,938	4,874
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
3.184%, 10/25/36(l)	464	395
FHLMC,
Series 2142 Z
6.500%, 4/15/29	1,290	1,307
Series 2411 FJ
3.168%, 12/15/29(l)	328	326
Series 3222 FN
3.218%, 9/15/36(l)	8,603	8,515
Series 3241 FM
3.198%, 11/15/36(l)	5,530	5,467
Series 3245 NF
3.298%, 11/15/36(l)	160,236	159,123
Series 330 F4
2.723%, 10/15/37 STRIPS(l)	2,194,817	2,192,967
Series 343 F4
2.723%, 10/15/37 STRIPS(l)	625,197	618,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 3807 FM
3.318%, 2/15/41(l)	$180,403	$179,231
Series 3850 FC
3.238%, 4/15/41(l)	144,019	142,531
Series 3898 TF
3.318%, 7/15/39(l)	12,577	12,495
Series 3927 FH
3.268%, 9/15/41(l)	168,533	167,018
Series 4283 JF
3.218%, 12/15/43(l)	1,462,402	1,447,990
Series 4367 GF
2.723%, 3/15/37(l)	1,556,415	1,522,218
Series 4615 AF
2.723%, 10/15/38(l)	579,582	569,725
Series 4678 AF
2.708%, 12/15/42(l)	2,329,808	2,315,056
Series 4774 BF
3.118%, 2/15/48(l)	2,016,130	1,973,510
Series 4779 WF
2.723%, 7/15/44(l)	2,572,525	2,536,772
Series 4875 F
3.268%, 4/15/49(l)	1,273,576	1,258,450
Series 4906 WF
2.745%, 12/15/38(l)	1,011,124	1,004,229
Series 4913 FC
2.757%, 6/15/44(l)	1,818,106	1,813,361
Series 4948 E
2.500%, 10/25/48	480,007	431,964
Series 5115 EM
1.000%, 9/15/44	6,526,617	5,550,491
FHLMC Structured Pass- Through Certificates,
Series T-57 1A1
6.500%, 7/25/43	2,244	2,343
Series T-62 1A1
2.304%, 10/25/44(l)	122,256	127,473
Series T-63 1A1
2.059%, 2/25/45(l)	154,195	159,211
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
3.112%, 6/25/34(l)	19,983	19,029
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
3.875%, 8/25/35(l)	21,126	14,926
FNMA,
Series 2003-W8 3F2
3.434%, 5/25/42(l)	8,555	8,460
Series 2005-38 F
3.384%, 5/25/35(l)	13,811	13,653
Series 2006-118 A2
2.504%, 12/25/36(l)	50,680	50,102
Series 2006-5 3A2
2.788%, 5/25/35(l)	24,833	25,033
Series 2007-109 GF
3.764%, 12/25/37(l)	402,596	403,484
Series 2007-84 FN
3.584%, 8/25/37(l)	132,510	131,686
Series 2010-74 AF
3.624%, 7/25/37(l)	128,553	128,069
Series 2014-42 FA
2.773%, 7/25/44(l)	622,124	609,263
Series 2014-86 PA
2.000%, 12/25/44	220,126	194,195
Series 2015-64 KF
2.723%, 9/25/45(l)	2,596,204	2,560,417
Series 2016-11 AF
2.873%, 3/25/46(l)	1,869,290	1,839,848
Series 2016-84 DF
2.793%, 11/25/46(l)	546,007	537,436
Series 2016-97 CF
2.760%, 12/25/56(l)	1,161,834	1,141,992
Series 2017-108 AF
3.384%, 1/25/48(l)	977,939	963,682
Series 2019-41 FD
3.584%, 8/25/59(l)	917,052	909,992
Series 2019-53 FA
2.773%, 9/25/49(l)	2,088,636	2,049,540
Series 2019-60 WF
2.773%, 10/25/59(l)	1,177,772	1,178,292
Series 2020-22 FA
3.484%, 4/25/50(l)	3,929,067	3,862,593
GCAT Trust,
Series 2021-NQM3 A1
1.091%, 5/25/66(l)§	1,511,607	1,255,482
GNMA,
Series 2012-H08 FC
2.927%, 4/20/62(l)	886,851	881,365
Series 2012-H12 FA
2.907%, 4/20/62(l)	1,045,607	1,038,913
Series 2012-H12 FB
3.398%, 2/20/62(l)	1,095,127	1,096,052
Series 2013-H13 FT
3.460%, 5/20/63(l)	691,478	688,031
Series 2015-H04 FA
3.007%, 12/20/64(l)	1,046,376	1,030,974
Series 2015-H32 FA
3.107%, 12/20/65(l)	2,230,601	2,207,172
Series 2016-H14 FA
3.157%, 6/20/66(l)	2,023,564	2,013,216
Series 2016-H17 FK
3.207%, 7/20/66(l)	487,171	485,080
Series 2016-H20 PT
4.143%, 9/20/66(l)	2,166,392	2,212,360
Series 2017-H07 FG
2.817%, 2/20/67(l)	5,188,068	5,145,611
Series 2017-H12 FE
2.557%, 6/20/66(l)	38,713	38,566
Series 2018-H18 FC
2.707%, 8/20/65(l)	2,477,427	2,457,758
Series 2019-54 KF
2.500%, 5/20/44(l)	1,683,748	1,648,565
Series 2019-90 F
3.464%, 7/20/49(l)	1,591,715	1,566,165
Series 2020-17 EU
2.500%, 10/20/49	242,798	220,123
Series 2020-63 PF
3.414%, 4/20/50(l)	5,540,369	5,418,614
Series 2021-122 FA
2.684%, 7/20/51(l)	12,649,265	11,000,898
Series 2021-H09 FG
3.784%, 6/20/71(l)	1,332,709	1,356,238
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
3.624%, 11/25/45(l)	9,965	9,158
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1
1.750%, 12/25/60(l)§	5,406,424	5,018,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
GS Mortgage-Backed Securities Trust,
Series 2021-GR2 A9
3.131%, 2/25/52(l)§	$2,217,078	$2,057,715
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
3.231%, 9/25/35(l)	8,820	8,485
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
3.433%, 5/19/35(l)	4,723	4,265
Series 2006-1 2A1A
3.473%, 3/19/36(l)	40,451	36,053
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A
2.974%, 12/25/34(l)	22,401	21,526
JP Morgan Mortgage Trust,
Series 2021-12 A11
3.131%, 2/25/52(l)§	860,611	798,662
Legacy Mortgage Asset Trust,
Series 2021-SL2 A
1.875%, 10/25/68(e)§	923,405	824,503
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
3.819%, 11/21/34(l)	9,180	8,675
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	174,497	163,255
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
3.518%, 11/15/31(l)	5,660	5,475
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A
3.584%, 11/25/35(l)	14,898	14,033
MFA Trust,
Series 2020-NQM2 A1
1.381%, 4/25/65(l)§	1,213,385	1,155,834
Mill City Mortgage Loan Trust,
Series 2017-2 A1
2.750%, 7/25/59(l)§	223,239	220,887
MRFC Mortgage Pass- Through Trust,
Series 2000-TBC3 A1
3.258%, 12/15/30(l)	1,672	1,578
New Residential Mortgage Loan Trust,
Series 2019-RPL3 A1
2.750%, 7/25/59(l)§	4,893,600	4,583,483
Series 2020-RPL1 A1
2.750%, 11/25/59(l)§	4,103,178	3,727,589
Series 2021-NQ2R A1
0.941%, 10/25/58(l)§	1,590,603	1,488,539
RALI Trust,
Series 2005-QO1 A1
3.384%, 8/25/35(l)	8,368	6,425
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
3.424%, 6/25/35(l)§	9,158	8,678
Sequoia Mortgage Trust,
Series 10 2A1
3.753%, 10/20/27(l)	525	503
Series 2003-4 2A1
3.693%, 7/20/33(l)	355,502	331,364
Series 2005-2 A2
4.008%, 3/20/35(l)	242,654	223,225
Starwood Mortgage Residential Trust,
Series 2020-3 A1
1.486%, 4/25/65(l)§	461,780	443,952
Series 2021-2 A1
0.943%, 5/25/65(l)§	3,820,099	3,557,095
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
3.624%, 2/25/34(l)	11,022	10,511
Series 2004-19 2A1
2.504%, 1/25/35(l)	8,392	7,118
Series 2005-17 3A1
3.588%, 8/25/35(l)	24,216	21,461
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
3.653%, 10/19/34(l)	11,164	10,550
Series 2005-AR5 A1
3.493%, 7/19/35(l)	22,738	20,557
Series 2005-AR5 A2
3.493%, 7/19/35(l)	22,722	21,269
Series 2006-AR4 2A1
3.464%, 6/25/36(l)	4,347	4,195
Series 2006-AR5 1A1
3.504%, 5/25/36(l)	277,284	213,748
Towd Point Mortgage Trust,
Series 2018-3 A1
3.750%, 5/25/58(l)§	1,134,278	1,088,431
Series 2019-HY2 A1
4.084%, 5/25/58(l)§	694,332	681,016
Series 2019-HY3 A1A
4.084%, 10/25/59(l)§	727,614	716,680
Series 2020-1 A1
2.710%, 1/25/60(l)§	2,351,854	2,212,927
Series 2020-2 A1A
1.636%, 4/25/60(l)§	7,180,888	6,377,190
Series 2021-SJ2 A1A
2.250%, 12/25/61(l)§	832,508	774,122
WaMu Mortgage Pass- Through Certificates Trust,
Series 2002-AR17 1A
2.304%, 11/25/42(l)	1,383	1,264
Series 2002-AR2 A
2.119%, 2/27/34(l)	684	644
Series 2003-AR1 A5
2.332%, 3/25/33(l)	94,470	90,438
Series 2004-AR1 A
2.482%, 3/25/34(l)	150,791	149,109
Series 2005-AR13 A1A1
3.664%, 10/25/45(l)	24,791	23,264
Series 2005-AR15 A1A1
3.604%, 11/25/45(l)	8,904	8,171
Series 2006-AR15 2A
2.604%, 11/25/46(l)	9,619	8,507
Series 2006-AR3 A1A
2.104%, 2/25/46(l)	13,199	11,804

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-AR7 3A
2.152%, 7/25/46(l)	$55,668	$48,017

Total Collateralized Mortgage Obligations		123,797,764

Commercial Mortgage-Backed Securities (6.2%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A
3.585%, 9/15/34(l)§	1,000,000	976,480
AREIT Trust,
Series 2019-CRE3 A
4.306%, 9/14/36(l)§	270,893	268,319
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT A
4.018%, 3/15/34(l)§	1,300,000	1,259,379
BCP Trust,
Series 2021-330N A
3.617%, 6/15/38(l)§	7,000,000	6,744,275
Beast Mortgage Trust,
Series 2021-1818 A
3.868%, 3/15/36(l)§	2,500,000	2,400,970
BWAY Mortgage Trust,
Series 2021-1450 A
4.068%, 9/15/36(l)§	2,500,000	2,405,778
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB
3.367%, 6/15/50	3,214,502	3,079,973
Citigroup Commercial Mortgage Trust,
Series 2016-C2 AAB
2.710%, 8/10/49	1,840,586	1,761,548
CSMC Trust,
Series 2017-CHOP A
3.568%, 7/15/32(l)§	8,000,000	7,701,424
DBCG Mortgage Trust,
Series 2017-BBG A
3.518%, 6/15/34(l)§	5,000,000	4,913,260
Extended Stay America Trust,
Series 2021-ESH A
3.898%, 7/15/38(l)§	6,957,182	6,800,716
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
4.268%, 12/15/31(l)§	530,228	523,091
LUXE Trust,
Series 2021-TRIP A
3.868%, 10/15/38(l)§	5,000,000	4,859,733
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB
3.401%, 5/15/50	4,273,226	4,110,150
Ready Capital Mortgage Financing LLC,
Series 2021-FL6 A
4.034%, 7/25/36(l)§	2,998,156	2,887,298
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB
3.400%, 6/15/48	495,515	482,974
WFRBS Commercial Mortgage Trust,
Series 2014-C21 ASBF
3.499%, 8/15/47(l)§	539,586	539,223

Total Commercial Mortgage-Backed Securities		51,714,591

Corporate Bonds (46.8%)
Communication Services (3.1%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.89%), 3.795%, 2/15/23(k)	4,400,000	4,399,224
(United States SOFR Compounded Index + 0.64%), 3.631%, 3/25/24(k)(x)	1,800,000	1,790,444
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 4.005%, 5/15/25(k)	2,902,000	2,914,358

		9,104,026

Entertainment (0.4%)
Warnermedia Holdings, Inc.
3.428%, 3/15/24§	800,000	773,734
(United States SOFR Compounded Index + 1.78%), 4.763%, 3/15/24(k)§	1,300,000	1,296,621
3.788%, 3/15/25§	900,000	848,601

		2,918,956

Media (1.6%)
Charter Communications Operating LLC
(ICE LIBOR USD 3 Month + 1.65%), 4.432%, 2/1/24(k)	12,200,000	12,264,611
Time Warner Entertainment Co. LP
8.375%, 3/15/23	1,105,000	1,120,348

		13,384,959

Total Communication Services		25,407,941

Consumer Discretionary (5.0%)
Automobiles (3.4%)
BMW US Capital LLC
(United States SOFR Compounded Index + 0.38%), 3.369%, 8/12/24(k)§	3,000,000	2,978,708
Hyundai Capital America
1.150%, 11/10/22§	6,200,000	6,176,694
2.375%, 2/10/23§	500,000	495,570
0.800%, 4/3/23§	2,500,000	2,448,182
1.250%, 9/18/23§	4,300,000	4,135,045
Nissan Motor Acceptance Co. LLC
3.450%, 3/15/23§	998,000	990,468
1.050%, 3/8/24§	2,919,000	2,717,521

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Volkswagen Group of America Finance LLC
0.750%, 11/23/22§	$8,000,000	$7,964,110

		27,906,298

Hotels, Restaurants & Leisure (1.6%)
Hyatt Hotels Corp.
(United States SOFR Compounded Index + 1.05%), 4.046%, 10/1/23(k)	1,600,000	1,600,000
Marriott International, Inc.
Series Z
4.150%, 12/1/23(x)	12,100,000	12,009,877

		13,609,877

Total Consumer Discretionary		41,516,175

Consumer Staples (2.6%)
Food & Staples Retailing (0.8%)
7-Eleven, Inc.
0.625%, 2/10/23§	4,000,000	3,940,611
0.800%, 2/10/24§	2,000,000	1,882,616
0.800%, 2/10/24(m)(x)	573,000	539,369

		6,362,596

Food Products (0.3%)
Conagra Brands, Inc.
0.500%, 8/11/23	3,000,000	2,899,374

Personal Products (0.1%)
GSK Consumer Healthcare Capital US LLC
3.024%, 3/24/24(x)§	1,200,000	1,159,921

Tobacco (1.4%)
BAT Capital Corp.
2.789%, 9/6/24	12,000,000	11,415,142

Total Consumer Staples		21,837,033

Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
ConocoPhillips Co.
2.125%, 3/8/24	3,200,000	3,091,534
Sabine Pass Liquefaction LLC
5.625%, 4/15/23(e)	5,000,000	5,006,404

		8,097,938

Total Energy		8,097,938

Financials (19.3%)
Banks (8.2%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)	2,571,000	2,557,599
(SOFR + 0.69%), 3.663%, 4/22/25(k)	10,670,000	10,498,213
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 4.042%, 5/17/24(k)	14,241,000	14,257,505
(ICE LIBOR USD 3 Month + 1.02%), 4.105%, 6/1/24(k)	3,000,000	2,996,772
Huntington National Bank (The)
(United States SOFR Compounded Index + 1.19%), 4.189%, 5/16/25(k)(x)	6,900,000	6,868,138
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.23%), 4.013%, 10/24/23(k)(x)	9,128,000	9,128,411
(ICE LIBOR USD 3 Month + 0.73%), 3.513%, 4/23/24(k)(x)	2,000,000	1,994,567
(ICE LIBOR USD 3 Month + 0.89%), 3.673%, 7/23/24(k)	1,500,000	1,498,471
Santander Holdings USA, Inc.
3.400%, 1/18/23	12,111,000	12,071,642
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.23%), 4.036%, 10/31/23(k)	4,200,000	4,199,909
(SOFR + 1.32%), 4.323%, 4/25/26(k)(x)	2,000,000	1,989,203

		68,060,430

Capital Markets (4.9%)
Ameriprise Financial, Inc.
4.000%, 10/15/23	1,500,000	1,489,979
Bank of New York Mellon Corp. (The)
(ICE LIBOR USD 3 Month + 1.05%), 3.856%, 10/30/23(k)	4,584,000	4,584,784
Cantor Fitzgerald LP
4.875%, 5/1/24§	4,726,000	4,628,759
Goldman Sachs Group, Inc. (The)
(SOFR + 0.54%), 3.529%, 11/17/23(k)	9,000,000	8,973,171
(SOFR + 0.79%), 3.774%, 12/9/26(k)	1,800,000	1,735,090
(ICE LIBOR USD 3 Month + 1.75%), 4.543%, 10/28/27(k)	8,411,000	8,366,070
Morgan Stanley
(ICE LIBOR USD 3 Month + 1.22%), 4.083%, 5/8/24(k)	2,800,000	2,795,920
(SOFR + 0.95%), 3.918%, 2/18/26(k)(x)	8,500,000	8,348,190

		40,921,963

Consumer Finance (1.7%)
Ally Financial, Inc.
3.050%, 6/5/23(x)	2,400,000	2,371,207
General Motors Financial Co., Inc.
4.250%, 5/15/23(x)	2,208,000	2,199,535
(SOFR + 1.20%), 4.189%, 11/17/23(k)	1,500,000	1,491,960
3.950%, 4/13/24	6,800,000	6,647,344
Harley-Davidson Financial Services, Inc.
3.350%, 2/15/23§	1,390,000	1,382,740

		14,092,786

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Diversified Financial Services (0.3%)
AIG Global Funding
0.800%, 7/7/23§	$2,200,000	$2,134,873

Insurance (4.2%)
GA Global Funding Trust
1.000%, 4/8/24§	10,000,000	9,330,791
(SOFR + 0.50%), 3.493%, 9/13/24(k)(x)§	400,000	387,961
Jackson National Life Global Funding
(SOFR + 0.60%), 3.605%, 1/6/23(k)§	2,000,000	2,000,149
New York Life Global Funding
(SOFR + 0.48%), 3.465%, 6/9/26(k)§	11,000,000	10,702,694
Pacific Life Global Funding II
(SOFR + 0.62%), 3.615%, 6/4/26(k)§	13,000,000	12,578,977

		35,000,572

Total Financials		160,210,624

Health Care (1.0%)
Health Care Providers & Services (0.6%)
HCA, Inc.
5.000%, 3/15/24	3,000,000	2,969,100
Humana, Inc.
2.900%, 12/15/22	2,320,000	2,315,034

		5,284,134

Pharmaceuticals (0.4%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 1.01%), 4.303%, 12/15/23(k)§	3,300,000	3,288,369

Total Health Care		8,572,503

Industrials (3.5%)
Aerospace & Defense (2.2%)
Boeing Co. (The)
4.508%, 5/1/23	9,900,000	9,877,695
1.875%, 6/15/23(x)	700,000	685,201
1.433%, 2/4/24	4,600,000	4,371,310
Leidos, Inc.
2.950%, 5/15/23	3,000,000	2,956,927

		17,891,133

Commercial Services & Supplies (0.4%)
RELX Capital, Inc.
3.500%, 3/16/23	3,500,000	3,485,993

Machinery (0.8%)
Daimler Trucks Finance North America LLC
(SOFR + 0.60%), 3.563%, 12/14/23(k)§	3,500,000	3,485,812
Komatsu Finance America, Inc.
0.849%, 9/9/23(m)	3,000,000	2,884,870

		6,370,682

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.250%, 1/15/23	800,000	794,814

Total Industrials		28,542,622

Information Technology (1.9%)
Electronic Equipment, Instruments & Components (0.4%)
TD SYNNEX Corp.
1.250%, 8/9/24	3,700,000	3,423,302

IT Services (0.2%)
Fidelity National Information Services, Inc.
0.375%, 3/1/23(x)	2,000,000	1,966,405

Software (0.9%)
Oracle Corp.
2.625%, 2/15/23(x)	7,000,000	6,947,851

Technology Hardware, Storage & Peripherals (0.4%)
Dell International LLC
5.450%, 6/15/23	3,206,000	3,212,706

Total Information Technology		15,550,264

Materials (1.5%)
Containers & Packaging (1.5%)
Berry Global, Inc.
0.950%, 2/15/24	2,400,000	2,254,320
4.875%, 7/15/26§	10,981,000	10,322,140

		12,576,460

Total Materials		12,576,460

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)
3.000%, 6/15/23	2,000,000	1,973,719
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22	7,100,000	7,090,281

		9,064,000

Total Real Estate		9,064,000

Utilities (6.8%)
Electric Utilities (4.1%)
American Electric Power Co., Inc.
Series A
(ICE LIBOR USD 3 Month + 0.48%), 3.262%, 11/1/23(k)	8,300,000	8,240,367
NextEra Energy Capital Holdings, Inc.
(United States SOFR Compounded Index + 1.02%), 4.002%, 3/21/24(k)	5,100,000	5,032,680
Pacific Gas and Electric Co.
3.250%, 6/15/23	200,000	196,707
4.250%, 8/1/23(x)	1,800,000	1,781,916
3.750%, 2/15/24	400,000	388,327
3.400%, 8/15/24	800,000	758,091
Southern California Edison Co.
(United States SOFR Compounded Index + 0.64%), 3.636%, 4/3/23(k)	10,000,000	9,952,557

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Southern Co. (The)
Series 21-A
0.600%, 2/26/24(x)	$8,000,000	$7,526,966

		33,877,611

Gas Utilities (1.2%)
Atmos Energy Corp.
(ICE LIBOR USD 3 Month + 0.38%), 3.574%, 3/9/23(k)(x)	7,500,000	7,483,496
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%), 3.600%, 3/2/23(k)(x)	1,722,000	1,718,901
Southern Natural Gas Co. LLC
0.625%, 4/28/23§	600,000	584,914

		9,787,311

Multi-Utilities (1.5%)
Dominion Energy, Inc.
Series D
(ICE LIBOR USD 3 Month + 0.53%), 3.823%, 9/15/23(k)(x)	4,500,000	4,478,289
DTE Energy Co.
4.220%, 11/1/24(e)	8,300,000	8,147,343

		12,625,632

Total Utilities		56,290,554

Total Corporate Bonds		387,666,114

Mortgage-Backed Securities (0.1%)
FHLMC
2.365%, 11/1/23(l)	403	399
2.350%, 1/1/34(l)	1,954	2,011
2.051%, 11/1/35(l)	6,866	6,957
3.567%, 7/1/36(l)	149,282	154,337
3.491%, 9/1/36(l)	53,264	53,978
3.029%, 10/1/36(l)	66,574	67,689
FNMA
3.486%, 11/1/34(l)	60,157	62,558
1.707%, 1/1/35(l)	2,248	2,259
3.736%, 7/1/35(l)	7,150	7,301
1.978%, 12/1/35(l)	14,782	14,947
1.795%, 3/1/36(l)	10,151	10,171
2.214%, 3/1/36(l)	18,416	18,671
2.304%, 3/1/44(l)	66,642	67,286
2.304%, 7/1/44(l)	606	612
2.304%, 10/1/44(l)	5,014	5,063

Total Mortgage-Backed Securities		474,239

U.S. Government Agency Securities (8.8%)
FHLB
0.800%, 11/27/23	5,000,000	4,798,035
0.625%, 11/27/24	6,000,000	5,533,037
1.000%, 3/23/26	17,550,000	15,588,651
1.020%, 2/24/27	30,000,000	26,002,170
0.900%, 2/26/27	14,100,000	12,152,452
FHLMC
0.800%, 10/28/26	10,000,000	8,662,356

Total U.S. Government Agency Securities		72,736,701

U.S. Treasury Obligation (1.1%)
U.S. Treasury Notes
3.500%, 9/15/25	9,600,000	9,406,500

Total U.S. Treasury Obligation		9,406,500

Total Long-Term Debt Securities (92.0%) (Cost $792,935,900)		762,487,409

SHORT-TERM INVESTMENTS:
Commercial Paper (0.5%)
Raytheon Technologies Corp.
3.91%, 12/1/22(n)(p)	4,009,000	3,982,197

	Number of Shares	Value (Note 1)
Investment Company (0.5%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	4,000,000	4,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $2,840,868, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $2,896,968.(xx)	$2,840,165	2,840,165
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $3,000,763, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $ 3,061,484.(xx)	3,000,000	3,000,000
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $1,400,871, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22- 2/15/52; total market value $1,534,470.(xx)	1,400,000	1,400,000

Total Repurchase Agreements		7,240,165

U.S. Treasury Obligations (5.1%)
U.S. Treasury Bills
1.28%, 10/6/22(p)	34,600,000	34,592,634

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.35%, 1/17/23(p)	$8,400,000	$8,315,681

Total U.S. Treasury Obligations		42,908,315

Total Short-Term Investments (7.0%) (Cost $58,125,202)		58,130,677

Total Investments in Securities (99.0%) (Cost $851,061,102)		820,618,086
Other Assets Less Liabilities (1.0%)		8,261,658

Net Assets (100%)		$828,879,744

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2022, the market value of these securities amounted to $265,208,714 or 32.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $3,424,239 or 0.4% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $11,012,507. This was collateralized by cash of $11,240,165 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ARM — Adjustable Rate Mortgage

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 2 Year Note	(758)	12/2022	USD	(155,686,094)	2,518,668
U.S. Treasury 5 Year Note	(988)	12/2022	USD	(106,217,719)	3,842,633
U.S. Treasury 10 Year Note	(2)	12/2022	USD	(224,125)	11,511
U.S. Treasury 10 Year Ultra Note	(143)	12/2022	USD	(16,943,266)	838,201
U.S. Treasury Ultra Bond	(9)	12/2022	USD	(1,233,000)	113,612

					7,324,625

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$116,691,500	$—	$116,691,500
Collateralized Mortgage Obligations	—	123,797,764	—	123,797,764
Commercial Mortgage-Backed Securities	—	51,714,591	—	51,714,591
Corporate Bonds
Communication Services	—	25,407,941	—	25,407,941
Consumer Discretionary	—	41,516,175	—	41,516,175
Consumer Staples	—	21,837,033	—	21,837,033
Energy	—	8,097,938	—	8,097,938
Financials	—	160,210,624	—	160,210,624
Health Care	—	8,572,503	—	8,572,503
Industrials	—	28,542,622	—	28,542,622
Information Technology	—	15,550,264	—	15,550,264
Materials	—	12,576,460	—	12,576,460
Real Estate	—	9,064,000	—	9,064,000
Utilities	—	56,290,554	—	56,290,554
Futures	7,324,625	—	—	7,324,625
Mortgage-Backed Securities	—	474,239	—	474,239
Short-Term Investments
Commercial Paper	—	3,982,197	—	3,982,197
Investment Company	4,000,000	—	—	4,000,000
Repurchase Agreements	—	7,240,165	—	7,240,165
U.S. Treasury Obligations	—	42,908,315	—	42,908,315
U.S. Government Agency Securities	—	72,736,701	—	72,736,701
U.S. Treasury Obligation	—	9,406,500	—	9,406,500

Total Assets	$11,324,625	$816,618,086	$—	$827,942,711

Total Liabilities	$—	$—	$—	$—

Total	$11,324,625	$816,618,086	$—	$827,942,711

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,877,398
Aggregate gross unrealized depreciation	(33,012,988)

Net unrealized depreciation	$(24,135,590)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$852,078,301

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.4%)
A10 Bridge Asset Financing LLC,
Series 2020-C A
2.021%, 8/15/40§		$34,143	$33,755
AB Issuer LLC,
Series 2021-1 A2
3.734%, 7/30/51§		340,428	294,220
ACM Auto Trust,
Series 2022-1A A
3.230%, 4/20/29§		201,839	201,266
ACREC Ltd.,
Series 2021-FL1 A
4.143%, 10/16/36(l)§		800,000	774,611
Affirm Asset Securitization Trust,
Series 2021-B B
1.240%, 8/17/26§		125,000	115,909
Series 2021-Z1 A
1.070%, 8/15/25§		69,675	67,589
Series 2021-Z2 A
1.170%, 11/16/26§		70,197	67,648
Series 2022-X1 A
1.750%, 2/15/27§		196,809	192,492
AGL CLO 12 Ltd.,
Series 2021-12A A1
3.870%, 7/20/34(l)§		398,434	381,005
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§		594,598	512,966
Series 2017-1 AA
3.300%, 1/15/30§		477,120	408,588
American Airlines Pass- Through Trust,
Series 2019-1 AA
3.150%, 2/15/32		691,543	582,677
Series 2021-1 A
2.875%, 7/11/34		800,000	648,748
Anchorage Capital CLO 11 Ltd.,
Series 2019-11A AR
3.899%, 7/22/32(l)§		700,000	676,757
Aqueduct European CLO DAC,
Series 2017-1A AR
0.687%, 7/20/30(l)§	EUR	727,799	696,166
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A
3.735%, 1/15/37(l)§		$800,000	785,350
Ares XL CLO Ltd.,
Series 2016-40A A1RR
3.382%, 1/15/29(l)§		682,415	670,181
Armada Euro CLO III DAC,
Series 3A A1R
0.720%, 7/15/31(l)§	EUR	700,000	661,000
Atalaya Equipment Leasing Trust,
Series 2021-1A A2
1.230%, 5/15/26§		$169,409	164,708
Avant Loans Funding Trust,
Series 2021-REV1 A
1.210%, 7/15/30§		475,000	449,189
Avis Budget Rental Car Funding AESOP LLC,
Series 2017-2A D
4.560%, 3/20/24§		274,000	272,959
Series 2018-2A A
4.000%, 3/20/25§		365,000	361,968
Ballyrock CLO 16 Ltd.,
Series 2021-16A A1
3.840%, 7/20/34(l)§		502,006	479,322
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
0.910%, 1/15/33(l)§	EUR	600,000	558,128
BPCRE Ltd.,
Series 2022-FL2 A
5.418%, 1/16/37(l)§		$600,000	597,587
Brex Commercial Charge Card Master Trust,
Series 2021-1 A
2.090%, 7/15/24§		179,000	175,289
BRSP Ltd.,
Series 2021-FL1 A
4.143%, 8/19/38(l)§		800,000	776,315
Cajun Global LLC,
Series 2021-1 A2
3.931%, 11/20/51§		65,258	55,687
Carlyle US CLO Ltd.,
Series 2017-1A A1R
3.710%, 4/20/31(l)§		800,000	773,194
Carvana Auto Receivables Trust,
Series 2021-N3 C
1.020%, 6/12/28		147,000	141,770
Series 2021-N4 A1
0.830%, 9/11/28		84,312	82,028
Series 2021-P4 D
2.610%, 9/11/28		169,000	140,891
Catamaran CLO Ltd.,
Series 2014-1A A1AR
3.859%, 4/22/30(l)§		994,896	963,871
CBAM Ltd.,
Series 2018-5A A
3.760%, 4/17/31(l)§		900,000	874,655
Series 2018-8A A1
3.830%, 10/20/29(l)§		716,535	705,499
CIFC Funding Ltd.,
Series 2017-1A AR
3.742%, 4/23/29(l)§		758,488	746,273
Series 2017-5A A1
3.920%, 11/16/30(l)§		700,000	685,325
CLNC Ltd.,
Series 2019-FL1 A
4.383%, 8/20/35(l)§		553,154	545,336
College Ave Student Loans LLC,
Series 2021-C A2
2.320%, 7/26/55§		196,082	166,452
Conn’s Receivables Funding LLC,
Series 2021-A A
1.050%, 5/15/26§		77,145	76,740
CPS Auto Receivables Trust,
Series 2022-A C
2.170%, 4/16/29§		231,000	214,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR
1.630%, 9/15/31(l)§	EUR	600,000	$562,599
CVC Cordatus Loan Fund XI DAC,
Series 11A AR
0.650%, 10/15/31(l)§		700,000	659,738
CVS Pass-Through Trust,
5.789%, 1/10/26§		$122,312	122,130
Diamond Issuer,
Series 2021-1A A
2.305%, 11/20/51§		325,933	275,517
Domino’s Pizza Master Issuer LLC,
Series 2021-1A A2I
2.662%, 4/25/51§		185,650	153,727
Doric Nimrod Air Finance Alpha Ltd. Pass- Through Trust,
Series 2012-1 A
5.125%, 11/30/22§		42,366	42,235
Dryden 78 CLO Ltd.,
Series 2020-78A C
4.690%, 4/17/33(l)§		250,000	228,786
Elevation CLO Ltd.,
Series 2020-11A C
4.712%, 4/15/33(l)§		250,000	222,140
Elmwood CLO IX Ltd.,
Series 2021-2A A
3.840%, 7/20/34(l)§		257,000	245,932
FHF Trust,
Series 2021-2A A
0.830%, 12/15/26§		95,782	91,351
First Investors Auto Owner Trust,
Series 2021-2A C
1.470%, 11/15/27§		290,000	262,784
Flagship Credit Auto Trust,
Series 2019-4 B
2.530%, 11/17/25§		121,830	121,686
Ford Credit Auto Owner Trust,
Series 2021-1 D
2.310%, 10/17/33§		245,000	208,419
GCI Funding I LLC,
Series 2021-1 A
2.380%, 6/18/46§		149,847	127,946
GLS Auto Receivables Issuer Trust,
Series 2022-1A A
1.980%, 8/15/25§		445,571	440,382
Series 2022-3A A2
4.590%, 5/15/26§		600,000	598,134
Go Mortgage LLC,
1.433%, 8/15/26(l)		122,213	113,242
2.435%, 8/15/26(l)		176,000	165,896
2.638%, 8/15/26(l)		12,000	11,069
Goldentree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR
3.780%, 4/20/34(l)§		262,213	248,854
Hardee’s Funding LLC,
Series 2018-1A A23
5.710%, 6/20/48§		137,525	128,450
Series 2020-1A A2
3.981%, 12/20/50§		137,706	118,110
Harvest CLO XX DAC,
Series 20A AR
0.727%, 10/20/31(l)§	EUR	700,000	657,909
Harvest CLO XXII DAC,
Series 22A AR
0.850%, 1/15/32(l)§		700,000	646,303
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32		$811,660	716,308
LAD Auto Receivables Trust,
Series 2021-1A A
1.300%, 8/17/26§		142,715	139,953
Series 2022-1A A
5.210%, 6/15/27§		245,026	242,931
LCCM Trust,
Series 2021-FL3 A
4.268%, 11/15/38(l)§		800,000	774,047
LCM 29 Ltd.,
Series 29A AR
3.582%, 4/15/31(l)§		700,000	678,850
LCM XV LP,
Series 15A AR2
3.710%, 7/20/30(l)§		800,000	779,772
Lendmark Funding Trust,
Series 2021-1A A
1.900%, 11/20/31§		800,000	675,050
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
3.948%, 5/15/28(l)§		9,781	9,763
Magnetite XVIII Ltd.,
Series 2016-18A AR2
3.785%, 11/15/28(l)§		784,473	769,934
Mariner Finance Issuance Trust,
Series 2021-AA A
1.860%, 3/20/36§		800,000	692,313
Mission Lane Credit Card Master Trust,
Series 2021-A A
1.590%, 9/15/26§		100,000	95,657
MKS CLO Ltd.,
Series 2017-1A AR
3.710%, 7/20/30(l)§		800,000	780,685
MVW LLC,
Series 2021-2A B
1.830%, 5/20/39§		148,001	132,867
Neighborly Issuer,
Series 2022-1A A2
3.695%, 1/30/52§		235,815	190,786
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§		134,569	111,845
Nelnet Student Loan Trust,
Series 2021-BA B
2.680%, 4/20/62§		100,000	80,375
Series 2021-CA B
2.530%, 4/20/62§		147,147	115,671
Series 2021-DA B
2.900%, 4/20/62§		132,000	106,882
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A A
3.840%, 7/16/35(l)§		469,642	449,344
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A A
3.870%, 7/17/35(l)§		287,510	275,489

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
OCP CLO Ltd.,
Series 2020-18A AR
3.800%, 7/20/32(l)§	$344,000	$332,437
Palmer Square CLO Ltd.,
Series 2021-3A D
5.462%, 1/15/35(l)§	330,000	291,408
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
3.683%, 7/25/29(l)	65,053	65,083
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A
5.380%, 11/25/30§	260,469	257,065
Santander Bank Auto Credit-Linked Notes,
Series 2022-A B
5.281%, 5/15/32§	263,388	260,052
Santander Consumer Auto Receivables Trust,
Series 2021-BA B
1.450%, 10/16/28§	186,953	183,665
Sound Point CLO IX Ltd.,
Series 2015-2A ARRR
3.920%, 7/20/32(l)§	800,000	761,491
Sound Point CLO XII Ltd.,
Series 2016-2A AR2
3.760%, 10/20/28(l)§	550,809	541,511
Sound Point CLO XVI Ltd.,
Series 2017-2A AR
3.763%, 7/25/30(l)§	700,000	676,740
Stratus CLO Ltd.,
Series 2021-2A A
3.610%, 12/28/29(l)§	730,770	712,987
Series 2021-3A A
3.660%, 12/29/29(l)§	752,569	734,514
STWD Ltd.,
Series 2022-FL3 A
3.635%, 11/15/38(l)§	800,000	778,428
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§	771,685	601,149
TICP CLO III-2 Ltd.,
Series 2018-3R A
3.550%, 4/20/28(l)§	213,851	211,652
TRTX Issuer Ltd.,
Series 2019-FL3 A
4.186%, 10/15/34(l)§	134,788	134,749
United Airlines Pass- Through Trust,
Series 2020-1 A
5.875%, 10/15/27	736,751	705,439
United Auto Credit Securitization Trust,
Series 2022-2 A
4.390%, 4/10/25§	240,011	239,158
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	3,665	3,675
Series 2004-20C 1
4.340%, 3/1/24	30,064	29,494
Series 2005-20B 1
4.625%, 2/1/25	6,177	6,190
Series 2008-20G 1
5.870%, 7/1/28	93,041	93,530
Upstart Securitization Trust,
Series 2020-3 A
1.702%, 11/20/30§	5,203	5,194
Series 2021-3 A
0.830%, 7/20/31§	137,016	132,461
Venture 32 CLO Ltd.,
Series 2018-32A A1
3.840%, 7/18/31(l)§	700,000	687,849
Venture XVII CLO Ltd.,
Series 2014-17A ARR
3.392%, 4/15/27(l)§	558,930	547,721
Voya CLO Ltd.,
Series 2019-1A DR
5.362%, 4/15/31(l)§	100,000	85,482
Wellfleet CLO Ltd.,
Series 2017-1A A1RR
3.600%, 4/20/29(l)§	586,967	578,233

Total Asset-Backed Securities		41,707,526

Collateralized Mortgage Obligations (2.0%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
2.845%, 9/25/35(l)	40,762	34,521
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36	342,340	291,589
Series 2005-J12 2A1
3.624%, 8/25/35(l)	413,393	234,817
Series 2006-OA22 A1
3.404%, 2/25/47(l)	82,411	71,518
Series 2006-OA6 1A2
3.504%, 7/25/46(l)	30,294	26,907
Series 2006-OC7 2A2A
3.424%, 7/25/46(l)(r)	932	—
Series 2007-14T2 A1
6.000%, 7/25/37	378,712	206,253
Series 2007-OH1 A1D
3.294%, 4/25/47(l)	53,194	42,317
Banc of America Funding Trust,
Series 2004-A 1A3
4.496%, 9/20/34(l)	9,881	9,355
Series 2006-H 4A2
3.080%, 9/20/46(l)	87,215	76,654
Series 2006-J 4A1
3.535%, 1/20/47(l)	5,386	5,013
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
3.531%, 9/25/35(l)	106,124	68,149
Series 2006-4 21A1
3.339%, 8/25/36(l)	42,924	29,043
Bear Stearns ARM Trust,
Series 2003-9 2A1
2.820%, 2/25/34(l)	19,229	18,146
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
3.244%, 12/25/46(l)	325,463	281,657
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
3.432%, 1/26/36(l)	44,489	34,093
Bellemeade Re Ltd.,
Series 2019-1A M1B
4.834%, 3/25/29(l)§	41,247	41,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2019-3A M1B
4.684%, 7/25/29(l)§	$42,326	$42,287
Series 2021-1A M1B
4.481%, 3/25/31(l)§	402,735	397,876
Series 2021-2A M1A
3.481%, 6/25/31(l)§	181,081	178,474
Series 2021-3A A2
3.281%, 9/25/31(l)§	301,251	283,176
Series 2022-1 M1B
4.431%, 1/26/32(l)§	164,385	160,748
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
5.184%, 4/25/47(l)§	41,632	40,724
CHL Mortgage Pass- Through Trust,
Series 2004-12 11A1
3.678%, 8/25/34(l)	304	303
Series 2005-11 3A1
2.713%, 4/25/35(l)	57,451	45,412
Series 2005-2 1A1
3.724%, 3/25/35(l)	27,369	22,438
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A
3.810%, 8/25/35(l)	4,945	4,814
Series 2009-7 5A2
5.500%, 12/25/35§	273,389	148,633
Connecticut Avenue Securities Trust,
Series 2021-R01 1M2
3.831%, 10/25/41(l)§	491,030	466,426
Series 2021-R03 1M2
3.931%, 12/25/41(l)§	122,411	111,483
Series 2022-R01 1M2
4.181%, 12/25/41(l)§	388,764	354,020
Series 2022-R02 2M1
3.481%, 1/25/42(l)§	255,646	250,311
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8
6.000%, 7/25/36	417,490	229,375
Eagle RE Ltd.,
Series 2020-1 M1A
3.984%, 1/25/30(l)§	2,821	2,819
Series 2021-2 M1B
4.331%, 4/25/34(l)§	157,512	153,149
EMF-NL Prime BV,
Series 2008-APRX A2
0.802%, 4/17/41(l)(m) EUR	118,237	110,196
Eurohome UK Mortgages plc,
Series 2007-1 A
2.894%, 6/15/44(l)(m) GBP	384,793	418,210
Eurosail-UK plc,
Series 2007-4X A3
3.259%, 6/13/45(l)(m)	601,810	658,818
FHLMC,
Series 4989 FA
2.587%, 8/15/40(l)	$270,749	264,858
Series 4989 FB
2.723%, 10/15/40(l)	210,798	207,540
Series 5015 BI
4.000%, 9/25/50 IO	572,388	108,680
FHLMC STACR REMIC Trust,
Series 2020-DNA5 M2
5.081%, 10/25/50(l)§	112,861	112,845
Series 2021-DNA5 M2
3.931%, 1/25/34(l)§	109,662	106,938
Series 2021-DNA7 M2
4.081%, 11/25/41(l)§	405,614	363,531
Series 2021-HQA4 M1
3.231%, 12/25/41(l)§	317,106	302,044
Series 2022-DNA1 M1B
4.131%, 1/25/42(l)§	205,377	186,379
Series 2022-DNA2 M1B
4.681%, 2/25/42(l)§	291,972	271,169
Series 2022-DNA3 M1A
4.281%, 4/25/42(l)§	235,873	233,518
Series 2022-DNA4 M1B
5.631%, 5/25/42(l)§	227,990	216,591
Series 2022-DNA5 M1B
6.781%, 6/25/42(l)§	406,679	407,570
Series 2022-DNA6 M1A
4.435%, 9/25/42(l)§	167,306	166,312
Series 2022-DNA7 M1A
4.876%, 9/25/42(l)§	370,832	370,948
Series 2022-HQA1 M1B
5.781%, 3/25/42(l)§	68,136	65,198
FNMA,
Series 2014-C04 1M2
7.984%, 11/25/24(l)	77,796	80,398
Series 2014-C04 2M2
8.084%, 11/25/24(l)	11,974	12,048
Series 2015-C02 1M2
7.084%, 5/25/25(l)	6,738	6,840
Series 2021-R02 2M1
3.181%, 11/25/41(l)§	293,593	287,467
GNMA,
Series 2015-H20 FB
2.957%, 8/20/65(l)	400,035	395,730
Series 2016-H11 F
3.157%, 5/20/66(l)	410,229	407,158
Series 2016-H15 FA
3.157%, 7/20/66(l)	533,328	530,828
Series 2017-H10 FB
1.968%, 4/20/67(l)	959,327	943,514
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35	350,389	171,382
Series 2005-AR6 2A1
3.231%, 9/25/35(l)	40,519	38,980
Series 2006-AR2 2A1
2.739%, 4/25/36(l)	73,554	52,569
Series 2007-AR1 2A1
3.035%, 3/25/47(l)	175,465	118,460
HarborView Mortgage Loan Trust,
Series 2006-13 A
3.173%, 11/19/46(l)	44,707	31,647
HFX Funding Issuer LLC,
3.622%, 3/15/35(l)	300,000	275,613
Impac CMB Trust,
Series 2003-8 2A1
3.984%, 10/25/33(l)	442	437
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
3.354%, 7/25/35(l)	174,288	120,991
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
3.191%, 8/25/35(l)	307,521	253,563
Series 2006-AR39 A1
3.444%, 2/25/37(l)	433,730	391,163

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
3.749%, 8/25/34(l)		$23,689	$23,110
Series 2007-A1 3A3
3.314%, 7/25/35(l)		32,469	30,804
Series 2007-S3 1A90
7.000%, 8/25/37		48,598	27,615
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
2.882%, 10/25/59(e)§		556,338	552,927
Lehman XS Trust,
Series 2006-4N A1C1
3.544%, 4/25/46(l)		23,166	27,010
Ludgate Funding plc,
Series 2007-1 A2A
1.849%, 1/1/61(l)(m)	GBP	572,347	599,743
Series 2008-W1X A1
2.289%, 1/1/61(l)(m)		87,483	93,941
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
5.095%, 12/25/32(l)		$10,857	9,862
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1
3.544%, 4/25/36(l)		180,238	166,996
Mortimer BTL plc,
Series 2020-1 A
3.259%, 6/21/52(l)(m)	GBP	449,192	500,619
PMT Credit Risk Transfer Trust,
Series 2019-2R A
5.863%, 5/27/23(l)§		$41,572	39,896
Series 2019-3R A
5.813%, 10/27/22(l)§		17,809	17,126
Radnor RE Ltd.,
Series 2019-1 M1B
5.034%, 2/25/29(l)§		150,054	148,250
Series 2019-2 M1B
4.834%, 6/25/29(l)§		53,370	53,244
Series 2020-1 M1A
4.034%, 1/25/30(l)§		125,918	125,524
RALI Trust,
Series 2005-QO2 A1
2.464%, 9/25/45(l)		242,641	215,717
Series 2006-QA6 A1
3.464%, 7/25/36(l)		416,996	403,204
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
3.424%, 1/25/36(l)§		188,682	179,901
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		13,383	5,693
Series 2006-A12 A1
6.250%, 11/25/36		165,522	67,651
Ripon 1RA,
1.595%, 8/28/56§	GBP	1,100,000	1,150,966
Ripon Mortgages plc,
Series 1RA A
2.892%, 8/28/56(l)§		2,022,120	2,224,222
Sequoia Mortgage Trust,
Series 10 2A1
3.753%, 10/20/27(l)		$1,605	1,540
Series 2003-4 2A1
3.693%, 7/20/33(l)		13,004	12,121
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
3.493%, 7/19/35(l)		48,894	44,204
Series 2006-AR3 11A1
3.504%, 4/25/36(l)		213,188	186,289
Series 2006-AR6 1A3
3.464%, 7/25/46(l)		735,973	558,388
Towd Point Mortgage Funding,
Series 2019-A13A A1
3.095%, 7/20/45(l)§	GBP	996,786	1,112,507
Towd Point Mortgage Funding plc,
Series 2020-A14X A
3.092%, 5/20/45(l)(m)		1,394,918	1,552,853
Triangle Re Ltd.,
Series 2021-3 M1A
4.181%, 2/25/34(l)§		$162,246	160,987
UWM Mortgage Trust,
Series 2021-INV3 A9
3.231%, 11/25/51(l)§		745,132	695,183
WaMu Mortgage Pass- Through Certificates Trust,
Series 2006-AR14 1A4
2.609%, 11/25/36(l)		290,193	265,212
Series 2006-AR9 1A
2.104%, 8/25/46(l)		73,971	70,386

Total Collateralized Mortgage Obligations			24,377,518

Commercial Mortgage-Backed Securities (1.6%)
AREIT Trust,
Series 2022-CRE6 A
3.534%, 1/16/37(l)§		518,062	498,051
Ashford Hospitality Trust,
Series 2018-KEYS A
3.818%, 6/15/35(l)§		179,846	174,936
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.652%, 3/10/37(l)§		135,000	113,403
Series 2017-SCH AF
3.818%, 11/15/33(l)§		565,000	543,548
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 AS
3.989%, 9/15/48(l)		39,000	36,391
BANK,
Series 2022-BNK40 A4
3.507%, 3/15/64(l)		700,000	606,425
BBCMS Mortgage Trust,
Series 2020-BID A
4.958%, 10/15/37(l)§		325,000	320,128
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52		800,000	741,698
Series 2022-B33 A5
3.458%, 3/15/55		800,000	698,046
BFLD Trust,
Series 2020-EYP A
3.968%, 10/15/35(l)§		800,000	778,159

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2021-FPM A
4.418%, 6/15/38(l)§	$494,000	$475,753
BX Commercial Mortgage Trust,
Series 2019-IMC E
4.968%, 4/15/34(l)§	133,619	126,535
Citigroup Commercial Mortgage Trust,
Series 2013-GC11 B
3.732%, 4/10/46(l)	235,000	231,162
CLNY Trust,
Series 2019-IKPR D
4.843%, 11/15/38(l)§	250,000	233,146
Commercial Mortgage Trust,
Series 2012-CR5 E
4.410%, 12/10/45(l)§	250,000	222,121
Series 2013-SFS A1
1.873%, 4/12/35§	21,752	21,452
Series 2015-CR26 ASB
3.373%, 10/10/48	1,775,884	1,733,316
Series 2016-COR1 ASB
2.972%, 10/10/49	1,226,435	1,156,751
Series 2021-2400 A
4.118%, 12/15/38(l)§	800,000	767,632
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§	1,000,000	793,427
Extended Stay America Trust,
Series 2021-ESH A
3.898%, 7/15/38(l)§	795,107	777,225
GS Mortgage Securities Trust,
Series 2013-G1 A2
3.557%, 4/10/31(l)§	269,950	267,018
Series 2015-GC30 AAB
3.120%, 5/10/50	463,902	452,138
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6 E
5.129%, 5/15/45(l)§	189,221	146,260
Series 2012-LC9 E
4.472%, 12/15/47(l)§	455,400	395,401
Series 2021-HTL5 A
3.933%, 11/15/38(l)§	800,000	768,092
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA
0.962%, 9/15/47 IO(l)	6,116,458	69,545
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2
2.579%, 3/10/49§	79,062	78,672
LUXE Trust,
Series 2021-TRIP A
3.868%, 10/15/38(l)§	700,000	680,363
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
3.810%, 7/15/36(l)§	384,374	370,461
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB
3.557%, 12/15/47	488,256	476,586
Morgan Stanley Capital I Trust,
Series 2021-230P A
3.987%, 12/15/23(l)§	800,000	777,011
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A
4.318%, 7/15/36(l)§	170,000	166,219
NYO Commercial Mortgage Trust,
Series 2021-1290 A
3.913%, 11/15/38(l)§	800,000	753,107
PFP Ltd.,
Series 2021-8 A
3.939%, 8/9/37(l)§	759,005	731,127
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
4.284%, 11/25/36(l)§	798,173	768,977
Series 2022-FL8 A
3.955%, 1/25/37(l)§	700,000	690,537
SFO Commercial Mortgage Trust,
Series 2021-555 A
3.968%, 5/15/38(l)§	800,000	760,015
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C
4.531%, 11/15/49(l)	275,000	244,263
WFRBS Commercial Mortgage Trust,
Series 2014-C24 AS
3.931%, 11/15/47	65,800	62,193

Total Commercial Mortgage- Backed Securities		19,707,290

Corporate Bonds (9.2%)
Communication Services (0.6%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
4.350%, 3/1/29	800,000	745,837
4.500%, 5/15/35	700,000	607,305
CCO Holdings LLC
5.500%, 5/1/26§	85,000	80,579
4.750%, 2/1/32(x)§	277,000	215,249
Level 3 Financing, Inc.
3.875%, 11/15/29§	700,000	552,615
Verizon Communications, Inc.
2.550%, 3/21/31	900,000	720,540

		2,922,125

Entertainment (0.1%)
Electronic Arts, Inc.
1.850%, 2/15/31	800,000	618,114
Globo Comunicacao e Participacoes SA
4.875%, 1/22/30§	251,000	188,877
Warnermedia Holdings, Inc.
4.279%, 3/15/32§	314,000	258,893

		1,065,884

Interactive Media & Services (0.1%)
Baidu, Inc.
3.425%, 4/7/30	230,000	198,366
Tencent Holdings Ltd.
1.810%, 1/26/26§	226,000	202,877

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
3.240%, 6/3/50§		$226,000	$135,219
Weibo Corp.
3.375%, 7/8/30		577,000	426,006

			962,468

Media (0.1%)
Charter Communications Operating LLC
2.250%, 1/15/29		800,000	625,080
CSC Holdings LLC
5.375%, 2/1/28§		500,000	435,875
Discovery Communications LLC
5.200%, 9/20/47		81,000	59,966
5.300%, 5/15/49		38,000	28,456
Fox Corp.
4.709%, 1/25/29		113,000	106,145
5.576%, 1/25/49		190,000	161,873
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28		84,000	77,891
Time Warner Cable LLC
4.500%, 9/15/42		290,000	201,428

			1,696,714

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc.
3.400%, 10/15/52		800,000	531,379

Total Communication Services			7,178,570

Consumer Discretionary (0.7%)
Auto Components (0.0%)†
Clarios Global LP
4.375%, 5/15/26§	EUR	175,000	151,049

Automobiles (0.3%)
General Motors Co.
6.125%, 10/1/25		$51,000	51,169
Hyundai Capital America
1.650%, 9/17/26§		800,000	675,905
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§		800,000	631,040
Nissan Motor Co. Ltd.
3.522%, 9/17/25§		600,000	553,445
3.201%, 9/17/28(m)	EUR	600,000	503,564
4.810%, 9/17/30§		$800,000	650,666

			3,065,789

Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc.
4.625%, 4/13/30		382,000	359,780
Choice Hotels International, Inc.
3.700%, 12/1/29(x)		900,000	759,825
Expedia Group, Inc.
6.250%, 5/1/25§		700,000	702,529
Las Vegas Sands Corp.
3.200%, 8/8/24		800,000	751,414
3.500%, 8/18/26		600,000	524,653
3.900%, 8/8/29		381,000	316,246

			3,414,447

Household Durables (0.0%)†
M.D.C. Holdings, Inc.
6.000%, 1/15/43		162,000	123,120

Internet & Direct Marketing Retail (0.0%)†
Prosus NV
3.257%, 1/19/27§		237,000	198,488
3.680%, 1/21/30§		230,000	174,133
4.027%, 8/3/50§		215,000	120,937

			493,558

Specialty Retail (0.1%)
Advance Auto Parts, Inc.
3.900%, 4/15/30		367,000	315,176
Lowe’s Cos., Inc.
5.800%, 9/15/62		195,000	178,440
Ross Stores, Inc.
4.700%, 4/15/27		355,000	346,960

			840,576

Total Consumer Discretionary			8,088,539

Consumer Staples (0.2%)
Beverages (0.1%)
Bacardi Ltd.
4.450%, 5/15/25§		800,000	765,728

Food & Staples Retailing (0.0%)†
Albertsons Cos., Inc.
3.500%, 2/15/23§		298,000	294,275

Household Products (0.0%)†
Spectrum Brands, Inc.
5.750%, 7/15/25		14,000	13,195

Personal Products (0.0%)†
Natura & Co. Luxembourg Holdings Sarl
6.000%, 4/19/29§		214,000	174,463

Tobacco (0.1%)
Altria Group, Inc.
3.400%, 5/6/30		310,000	251,153
BAT Capital Corp.
2.259%, 3/25/28		469,000	374,950
4.906%, 4/2/30		156,000	136,519

			762,622

Total Consumer Staples			2,010,283

Energy (0.5%)
Energy Equipment & Services (0.0%)†
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26 PIK(m)		253,064	140,145
7.350%, 12/1/26 PIK§		631	349
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22(m)		10,015	9,915
7.720%, 12/1/26 PIK(m)		788,833	150,654
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 10/31/22(y)§		207,137	414

			301,477

Oil, Gas & Consumable Fuels (0.5%)
BP Capital Markets America, Inc.
2.939%, 6/4/51		518,000	328,237
Chevron USA, Inc.
3.850%, 1/15/28		307,000	292,033
Continental Resources, Inc.
5.750%, 1/15/31§		868,000	781,778
2.875%, 4/1/32§		229,000	167,384
Devon Energy Corp.
5.600%, 7/15/41		210,000	188,911
Enbridge Energy Partners LP
7.375%, 10/15/45		282,000	307,612

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Energy Transfer LP
4.750%, 1/15/26		$325,000	$313,616
6.250%, 4/15/49		112,000	100,553
EQT Corp.
5.700%, 4/1/28		81,000	79,634
Greenko Power II Ltd.
4.300%, 12/13/28§		488,750	378,781
Marathon Petroleum Corp.
5.125%, 12/15/26		229,000	225,649
6.500%, 3/1/41		72,000	71,196
Occidental Petroleum Corp.
6.950%, 7/1/24		400,000	410,000
Oleoducto Central SA
4.000%, 7/14/27§		460,000	357,018
ONEOK Partners LP
6.125%, 2/1/41		18,000	16,004
ONEOK, Inc.
4.350%, 3/15/29		208,000	186,344
6.350%, 1/15/31		44,000	43,317
Plains All American Pipeline LP
3.550%, 12/15/29		163,000	136,343
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§		145,166	144,876
9.250%, 7/6/24(m)		145,166	144,876
Suncor Energy, Inc.
6.800%, 5/15/38		239,000	247,115
Tengizchevroil Finance Co. International Ltd.
3.250%, 8/15/30§		230,000	163,918
TransCanada PipeLines Ltd.
6.200%, 10/15/37		142,000	140,196
6.100%, 6/1/40		237,000	231,106
Transcontinental Gas Pipe Line Co. LLC
3.250%, 5/15/30		152,000	127,889

			5,584,386

Total Energy			5,885,863

Financials (3.3%)
Banks (1.6%)
Banco de Credito del Peru SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.125%, 7/1/30(k)§		268,000	235,304
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	EUR	1,700,000	233,252
Banco Santander SA
3.800%, 2/23/28		$200,000	175,544
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)		200,000	180,627
Bank of America Corp.
(SOFR + 0.65%), 1.530%, 12/6/25(k)		800,000	732,035
(SOFR + 1.58%), 4.376%, 4/27/28(k)		282,000	263,837
(SOFR + 1.32%), 2.687%, 4/22/32(k)		290,000	226,314
(SOFR + 1.22%), 2.299%, 7/21/32(k)		201,000	149,910
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§		258,000	252,573
Barclays Bank plc
7.625%, 11/21/22		220,000	219,175
Barclays plc
(ICE SWAP Rate GBP SONIA 1 Year + 1.60%), 2.375%, 10/6/23(k)(m)	GBP	400,000	446,319
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.304%, 8/9/26(k)		$270,000	259,565
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		800,000	644,240
(SOFR + 1.39%), 2.871%, 4/19/32(k)§		326,000	246,836
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.950%, 1/30/23(k)(y)		115,000	113,276
(SOFR + 1.28%), 3.070%, 2/24/28(k)		700,000	628,998
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)		227,000	205,533
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)		155,000	137,605
Series W
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.000%, 12/10/25(k)(x)(y)		139,000	116,760
Citizens Financial Group, Inc.
4.300%, 12/3/25		452,000	433,972
Danske Bank A/S
5.375%, 1/12/24§		800,000	796,100
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.298%, 4/1/28(k)§		359,000	320,781
Discover Bank
(USD Swap Semi 5 Year + 1.73%), 4.682%, 8/9/28(k)		250,000	239,615
Federation des Caisses Desjardins du Quebec
4.550%, 8/23/27(x)§		267,000	251,465
Fifth Third Bancorp
Series L
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.22%), 4.500%, 9/30/25(k)(y)		86,000	78,690
HSBC Holdings plc
(SOFR + 2.87%), 5.402%, 8/11/33(k)		201,000	178,288

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
ING Groep NV
(SOFR + 1.83%), 4.017%, 3/28/28(k)		$216,000	$197,090
JPMorgan Chase & Co.
(SOFR + 1.89%), 2.182%, 6/1/28(k)		400,000	338,475
(SOFR + 1.25%), 2.580%, 4/22/32(k)		408,000	316,660
Series I
(ICE LIBOR USD 3 Month + 3.47%), 6.276%, 1/30/23(k)(y)		100,000	99,500
Series V
(ICE LIBOR USD 3 Month + 3.32%), 5.597%, 10/1/22(k)(y)		25,000	24,969
Lloyds Banking Group plc
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 3.985%, 3/7/25(k)	AUD	1,100,000	696,359
4.000%, 3/7/25		1,300,000	800,882
Mizuho Financial Group, Inc.
(SOFR + 1.25%), 1.241%, 7/10/24(k)		$700,000	677,147
(ICE LIBOR USD 3 Month + 1.00%), 3.922%, 9/11/24(k)		900,000	882,712
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.414%, 9/13/28(k)(x)		257,000	251,886
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	1,699,982	153,222
Santander Holdings USA, Inc.
(United States SOFR Compounded Index + 1.38%), 4.260%, 6/9/25(k)		$74,000	71,074
4.400%, 7/13/27		137,000	126,139
(SOFR + 1.25%), 2.490%, 1/6/28(k)		926,000	776,108
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.797%, 1/19/28(k)§		394,000	333,201
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.991%, 1/12/25(k)§		800,000	746,121
(SOFR + 0.93%), 3.927%, 11/23/25(k)(x)§		700,000	687,816
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26(k)§		290,000	273,959
(ICE LIBOR USD 3 Month + 1.51%), 4.316%, 1/30/27(k)(y)§		200,000	150,000
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24		1,000,000	944,456
Swedbank AB
Series NC5
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.13%), 5.625%, 9/17/24(k)(m)(y)		200,000	185,000
Truist Financial Corp.
Series Q
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.100%, 3/1/30(k)(y)		286,000	254,540
UniCredit SpA
7.830%, 12/4/23§		1,600,000	1,613,256
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26(k)§		350,000	300,142
3.127%, 6/3/32§		200,000	141,899
US Bancorp
Series J
(ICE LIBOR USD 3 Month + 2.91%), 5.300%, 4/15/27(k)(x)(y)		171,000	144,495
Wells Fargo & Co.
(SOFR + 1.32%), 3.908%, 4/25/26(k)		400,000	382,711
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)		90,000	81,258
(SOFR + 1.50%), 3.350%, 3/2/33(k)		365,000	296,741
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26(k)(y)		114,000	95,903

			19,810,335

Capital Markets (0.9%)
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§		800,000	675,267
Charles Schwab Corp. (The)
Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.375%, 6/1/25(k)(x)(y)		144,000	139,680
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26(k)(y)		326,000	267,320
Credit Suisse AG
4.750%, 8/9/24		600,000	584,333

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 7/17/23(k)(y)§		$200,000	$172,000
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23(k)§		900,000	894,209
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24(k)§		1,000,000	982,035
(SOFR + 3.34%), 6.373%, 7/15/26(k)§		399,000	385,991
(SOFR + 3.73%), 4.194%, 4/1/31(k)§		254,000	199,300
Deutsche Bank AG
3.300%, 11/16/22		1,100,000	1,098,215
(SOFR + 2.58%), 3.961%, 11/26/25(k)		2,020,000	1,885,632
(SOFR + 3.19%), 6.119%, 7/14/26(k)		239,000	232,491
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.75%), 4.543%, 10/28/27(k)		700,000	696,261
(SOFR + 1.28%), 2.615%, 4/22/32(k)		326,000	251,686
(SOFR + 1.25%), 2.383%, 7/21/32(k)		109,000	82,134
(SOFR + 1.41%), 3.102%, 2/24/33(k)		36,000	28,683
Series P
(ICE LIBOR USD 3 Month + 2.87%), 5.000%, 11/10/22(k)(y)		81,000	75,132
Moody’s Corp.
4.250%, 2/1/29		187,000	176,533
Morgan Stanley
(SOFR + 1.61%), 4.210%, 4/20/28(k)		177,000	165,708
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)		243,000	219,318
Nomura Holdings, Inc.
2.999%, 1/22/32		319,000	242,924
Owl Rock Capital Corp.
2.875%, 6/11/28		800,000	611,657
S&P Global, Inc.
4.750%, 8/1/28§		16,000	15,651
4.250%, 5/1/29§		71,000	66,896
Stifel Financial Corp.
4.000%, 5/15/30		900,000	777,158
UBS Group AG
(USD Swap Semi 5 Year + 4.87%), 7.000%, 2/19/25(k)(m)(y)		200,000	189,200

			11,115,414

Consumer Finance (0.4%)
AGFC Capital Trust I
(ICE LIBOR USD 3 Month + 1.75%), 4.262%, 1/15/67(k)§		1,070,000	559,706
Ally Financial, Inc.
2.200%, 11/2/28		800,000	619,308
CDBL Funding 1
3.500%, 10/24/27(m)		250,000	228,713
Ford Motor Credit Co. LLC
5.584%, 3/18/24		700,000	686,210
5.125%, 6/16/25		900,000	847,267
3.250%, 9/15/25	EUR	600,000	531,613
General Motors Financial Co., Inc.
4.300%, 4/6/29		$44,000	38,289
Harley-Davidson Financial Services, Inc.
3.350%, 6/8/25§		156,000	146,185
3.050%, 2/14/27§		163,000	141,999
LeasePlan Corp. NV
2.875%, 10/24/24§		800,000	749,757
Synchrony Financial
4.875%, 6/13/25		46,000	44,432
4.500%, 7/23/25		39,000	37,216
3.950%, 12/1/27		38,000	33,098
2.875%, 10/28/31		216,000	153,386

			4,817,179

Diversified Financial Services (0.1%)
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor), 0.000%, 1/28/29(k)§	EUR	700,000	629,437
Private Export Funding Corp.
Series II
2.050%, 11/15/22		$79,000	78,872
Voya Financial, Inc.
(ICE LIBOR USD 3 Month + 3.58%), 5.650%, 5/15/53(k)		91,000	89,738

			798,047

Insurance (0.2%)
Alleghany Corp.
3.625%, 5/15/30		328,000	292,941
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	203,520
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		100,000	126,002
Principal Life Global Funding II
1.250%, 8/16/26§		800,000	686,847
Sitka Holdings LLC
(ICE LIBOR USD 3 Month + 4.50%, 5.25% Floor), 8.174%, 7/6/26(k)§		900,000	850,500
Swiss Re Finance Luxembourg SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.000%, 4/2/49(k)(m)		200,000	175,635

			2,335,445

Thrifts & Mortgage Finance (0.1%)
Jyske Realkredit A/S
Series cce
1.500%, 10/1/53	DKK	1,769,037	169,179
Series CCE
1.500%, 10/1/53		1,890,672	170,495
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24(k)§		$1,000,000	989,282

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.29%), 2.972%, 2/16/28(k)§	$385,000	$332,890

		1,661,846

Total Financials		40,538,266

Health Care (0.2%)
Biotechnology (0.0%)†
Amgen, Inc.
3.350%, 2/22/32	168,000	143,328

Health Care Providers & Services (0.1%)
Cigna Corp.
4.375%, 10/15/28	165,000	156,585
CVS Health Corp.
4.300%, 3/25/28	12,000	11,355
2.125%, 9/15/31(x)	800,000	617,108
HCA, Inc.
5.250%, 6/15/26	47,000	45,425
Ochsner LSU Health System of North Louisiana
Series 2021
2.510%, 5/15/31(x)	240,000	185,220

		1,015,693

Pharmaceuticals (0.1%)
Bayer US Finance II LLC
4.250%, 12/15/25§	1,000,000	957,442

Total Health Care		2,116,463

Industrials (0.6%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
1.950%, 2/1/24	700,000	671,693
Embraer Netherlands Finance BV
5.400%, 2/1/27	240,000	218,748
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	800,000	645,768
Raytheon Technologies Corp.
4.125%, 11/16/28	363,000	339,359

		1,875,568

Building Products (0.1%)
CRH America Finance, Inc.
4.500%, 4/4/48§	1,000,000	814,319
Masco Corp.
1.500%, 2/15/28	800,000	643,723

		1,458,042

Industrial Conglomerates (0.0%)†
Alfa SAB de CV
5.250%, 3/25/24§	235,000	233,004

Machinery (0.1%)
Daimler Trucks Finance North America LLC
2.000%, 12/14/26§	800,000	690,697
Flowserve Corp.
2.800%, 1/15/32	202,000	145,891
Parker-Hannifin Corp.
3.250%, 6/14/29	121,000	106,154
4.500%, 9/15/29	177,000	168,294
Westinghouse Air Brake Technologies Corp.
4.400%, 3/15/24(e)	185,000	180,991

		1,292,027

Road & Rail (0.0%)†
Ashtead Capital, Inc.
5.500%, 8/11/32§	268,000	245,920
ENA Master Trust
4.000%, 5/19/48§	206,000	151,539
Lima Metro Line 2 Finance Ltd.
4.350%, 4/5/36§	187,835	164,355

		561,814

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.625%, 4/1/27	16,000	14,188
2.100%, 9/1/28	16,000	12,518
4.625%, 10/1/28	178,000	159,382
Aircastle Ltd.
4.250%, 6/15/26	9,000	8,132
2.850%, 1/26/28§	298,000	227,221
Aviation Capital Group LLC
4.375%, 1/30/24§	88,000	85,198
5.500%, 12/15/24§	255,000	247,184
1.950%, 1/30/26§	192,000	161,451
1.950%, 9/20/26§	62,000	50,249
3.500%, 11/1/27§	38,000	31,647

		997,170

Transportation Infrastructure (0.1%)
Transurban Finance Co. Pty. Ltd.
2.450%, 3/16/31§	900,000	694,060

Total Industrials		7,111,685

Information Technology (0.7%)
IT Services (0.2%)
CGI, Inc.
1.450%, 9/14/26	800,000	681,185
Fiserv, Inc.
3.500%, 7/1/29	409,000	355,807
Global Payments, Inc.
3.200%, 8/15/29	136,000	113,383
5.400%, 8/15/32	165,000	152,127
International Business Machines Corp.
4.900%, 7/27/52	264,000	231,987
Kyndryl Holdings, Inc.
2.050%, 10/15/26	411,000	324,042

		1,858,531

Semiconductors & Semiconductor Equipment (0.4%)
Broadcom, Inc.
4.150%, 11/15/30	67,000	58,062
2.450%, 2/15/31§	800,000	601,563
4.150%, 4/15/32§	51,000	42,998
3.419%, 4/15/33§	700,000	535,029
3.469%, 4/15/34§	769,000	578,944
3.137%, 11/15/35§	578,000	406,930
3.187%, 11/15/36§	356,000	243,163
4.926%, 5/15/37§	192,000	159,418
Intel Corp.
5.050%, 8/5/62	270,000	235,196
KLA Corp.
4.100%, 3/15/29	58,000	55,134
Micron Technology, Inc.
4.975%, 2/6/26	700,000	682,534
4.185%, 2/15/27	150,000	140,340
5.327%, 2/6/29	76,000	72,169
NXP BV
5.550%, 12/1/28	131,000	128,216
3.400%, 5/1/30	141,000	118,057
SK Hynix, Inc.
2.375%, 1/19/31§	323,000	238,879

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
TSMC Arizona Corp.
3.875%, 4/22/27(x)		$283,000	$269,617

			4,566,249

Software (0.0%)†
Infor, Inc.
1.750%, 7/15/25§		119,000	106,689
Oracle Corp.
2.875%, 3/25/31		242,000	190,364
3.600%, 4/1/40		143,000	97,785
5.375%, 7/15/40		45,000	37,562
3.650%, 3/25/41		79,000	53,647
Workday, Inc.
3.800%, 4/1/32(x)		111,000	95,541

			581,588

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
4.100%, 8/8/62		202,000	165,077
Dell International LLC
6.020%, 6/15/26		190,000	190,926
HP, Inc.
5.500%, 1/15/33		342,000	304,432
Seagate HDD Cayman
4.125%, 1/15/31		700,000	524,776
Western Digital Corp.
2.850%, 2/1/29		51,000	39,592

			1,224,803

Total Information Technology			8,231,171

Materials (0.3%)
Chemicals (0.2%)
Celanese US Holdings LLC
5.900%, 7/5/24		266,000	263,353
LYB International Finance BV
4.000%, 7/15/23		195,000	194,362
Syngenta Finance NV
4.441%, 4/24/23§		700,000	695,901
Yara International ASA
4.750%, 6/1/28§		700,000	636,559

			1,790,175

Construction Materials (0.0%)†
Inversiones CMPC SA
4.375%, 5/15/23(m)		205,000	202,994

Containers & Packaging (0.1%)
Berry Global, Inc.
1.570%, 1/15/26		800,000	696,552
WRKCo., Inc.
4.000%, 3/15/28		280,000	257,747

			954,299

Metals & Mining (0.0%)†
Anglo American Capital plc
3.875%, 3/16/29§		370,000	318,038
Freeport Indonesia PT
4.763%, 4/14/27§		215,000	194,575

			512,613

Paper & Forest Products (0.0%)†
Suzano Austria GmbH
3.750%, 1/15/31		61,000	47,580

Total Materials			3,507,661

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
American Tower Corp. (REIT)
3.650%, 3/15/27		144,000	131,652
4.050%, 3/15/32		74,000	63,793
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27		800,000	727,144
Corporate Office Properties LP (REIT)
2.250%, 3/15/26		700,000	609,849
Crown Castle, Inc. (REIT)
3.700%, 6/15/26		800,000	749,468
Digital Realty Trust LP (REIT)
3.600%, 7/1/29(x)		256,000	225,160
EPR Properties (REIT)
4.500%, 4/1/25		800,000	759,638
3.600%, 11/15/31		800,000	574,295
Equinix, Inc. (REIT)
2.500%, 5/15/31		800,000	614,575
Essex Portfolio LP (REIT)
2.550%, 6/15/31		800,000	627,520
GLP Capital LP (REIT)
5.250%, 6/1/25		600,000	580,686
3.250%, 1/15/32		200,000	151,112
Healthcare Realty Holdings LP (REIT)
3.500%, 8/1/26		800,000	742,618
Host Hotels & Resorts LP (REIT)
Series E
4.000%, 6/15/25		171,000	162,208
Series I
3.500%, 9/15/30		54,000	42,989
Series J
2.900%, 12/15/31		93,000	68,221
Kilroy Realty LP (REIT)
4.375%, 10/1/25		1,700,000	1,629,699
Kimco Realty Corp. (REIT)
3.200%, 4/1/32		700,000	568,934
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30		900,000	725,059
Omega Healthcare Investors, Inc. (REIT)
3.375%, 2/1/31		800,000	608,197
Realty Income Corp. (REIT)
4.625%, 11/1/25		500,000	491,449
Spirit Realty LP (REIT)
3.400%, 1/15/30		800,000	649,702
Vornado Realty LP (REIT)
3.400%, 6/1/31		330,000	252,506
Welltower, Inc. (REIT)
2.750%, 1/15/31		700,000	553,905

			12,310,379

Real Estate Management & Development (0.0%)†
Tesco Property Finance 5 plc
5.661%, 10/13/41(m)	GBP	481,419	463,415

Total Real Estate			12,773,794

Utilities (1.1%)
Electric Utilities (0.7%)
Appalachian Power Co.
Series AA
2.700%, 4/1/31		$800,000	642,327
Avangrid, Inc.
3.800%, 6/1/29		900,000	799,305
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§		490,000	346,062

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Comision Federal de Electricidad
4.688%, 5/15/29§		$222,000	$185,342
3.348%, 2/9/31§		258,000	186,695
Duke Energy Carolinas NC Storm Funding LLC
Series A-2
2.617%, 7/1/41		154,000	116,921
Duke Energy Progress LLC
3.400%, 4/1/32		800,000	690,361
Edison International
3.550%, 11/15/24		600,000	577,108
Enel Finance International NV
2.250%, 7/12/31§		800,000	556,740
Entergy Corp.
1.900%, 6/15/28		371,000	305,006
IPALCO Enterprises, Inc.
4.250%, 5/1/30		700,000	608,746
Pacific Gas and Electric Co.
1.700%, 11/15/23		800,000	754,210
3.500%, 6/15/25(x)		700,000	649,849
3.150%, 1/1/26		600,000	540,411
2.950%, 3/1/26		600,000	530,108
Southern California Edison Co.
(SOFR + 0.47%), 3.456%, 12/2/22(k)		800,000	798,695
Southern Co. (The)
Series 2021
(SOFR + 0.37%), 3.360%, 5/10/23(k)		800,000	795,999
Terraform Global Operating LP
6.125%, 3/1/26§		26,000	24,277

			9,108,162

Gas Utilities (0.2%)
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%), 3.600%, 3/2/23(k)		516,000	515,071
National Fuel Gas Co.
2.950%, 3/1/31		1,000,000	778,181
SGSP Australia Assets Pty. Ltd.
3.300%, 4/9/23(e)(m)		1,000,000	992,151

			2,285,403

Multi-Utilities (0.2%)
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	232,213
Dominion Energy, Inc.
Series C
2.250%, 8/15/31		800,000	626,702
San Diego Gas & Electric Co.
Series VVV
1.700%, 10/1/30		800,000	618,259
WEC Energy Group, Inc.
1.375%, 10/15/27		700,000	576,552

			2,053,726

Water Utilities (0.0%)†
American Water Capital Corp.
3.450%, 6/1/29(x)		72,000	64,038

Total Utilities			13,511,329

Total Corporate Bonds			110,953,624

Foreign Government Securities (0.3%)
Dominican Republic Government Bond
4.875%, 9/23/32§		276,000	206,448
Japan International Cooperation Agency
2.750%, 4/27/27		900,000	831,160
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 54.750%, 4/12/25(k)(m)(r)	ARS	240,000	918
Republic of Colombia
3.125%, 4/15/31(x)		$235,000	163,369
Republic of Panama
9.375%, 4/1/29		190,000	220,305
Republic of Peru
8.200%, 8/12/26(m)	PEN	2,000,000	518,467
6.350%, 8/12/28(m)		2,000,000	458,995
6.950%, 8/12/31(m)		1,000,000	223,925
Romania Government Bond
2.000%, 4/14/33(m)	EUR	800,000	462,486
State of Qatar
5.103%, 4/23/48§		$800,000	774,000

Total Foreign Government Securities			3,860,073

Loan Participation (0.2%)
Financials (0.2%)
Consumer Finance (0.2%)
Delos Finance Sarl, New Term Loan
(ICE LIBOR USD 3 Month + 1.75%), 5.424%, 10/6/23(k)		2,100,000	2,094,225

Total Financials			2,094,225

Total Loan Participation			2,094,225

Mortgage-Backed Securities (8.0%)
FHLMC
2.375%, 11/1/31(l)		1,322	1,357
5.500%, 1/1/35		27,025	27,696
5.500%, 7/1/35		23,167	23,679
4.000%, 7/1/44		160,090	154,383
4.000%, 2/1/46		244,686	236,412
4.500%, 10/1/48		154,180	149,384
4.500%, 11/1/48		274,110	265,583
5.000%, 11/1/48		81,883	81,031
FHLMC UMBS
3.500%, 9/1/49		311,112	283,720
3.500%, 10/1/49		308,234	280,825
3.500%, 11/1/49		120,072	109,350
3.500%, 1/1/50		460,380	420,422
2.000%, 3/1/52		1,112,336	904,496
3.000%, 3/1/52		720,326	630,302
2.500%, 4/1/52		1,271,529	1,072,406

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA
2.884%, 1/1/28(l)	$5,223	$5,224
1.764%, 3/1/33(l)	8,216	7,834
2.729%, 1/1/36(l)	40,815	41,445
1.835%, 2/1/37(l)	43,442	43,569
3.461%, 12/1/40(l)	2,174	2,193
FNMA UMBS
9.000%, 8/1/26	121	125
2.500%, 5/1/30	6,123	5,634
2.500%, 8/1/31	223,166	204,770
2.500%, 11/1/31	345,761	317,258
2.500%, 12/1/31	121,595	111,420
2.500%, 1/1/32	295,586	270,849
2.500%, 2/1/32	17,628	16,153
5.500%, 4/1/33	27,255	27,790
5.500%, 7/1/33	25,338	25,835
5.500%, 4/1/34	13,674	13,959
5.500%, 5/1/34	9,865	10,070
5.500%, 11/1/34	39,463	40,341
5.500%, 2/1/35	146,382	149,550
4.500%, 8/1/35	4,768	4,695
5.000%, 10/1/35	11,214	11,258
5.000%, 7/1/36	11,524	11,596
5.000%, 12/1/39	30,041	30,182
4.000%, 12/1/40	104,309	100,684
4.500%, 3/1/41	12,541	12,365
4.500%, 7/1/41	1,417	1,388
3.500%, 2/1/42	68,613	64,432
3.500%, 11/1/42	724,147	668,254
3.500%, 1/1/43	122,081	112,658
3.500%, 4/1/43	417,691	385,452
4.000%, 10/1/43	405,537	384,404
3.000%, 5/1/45	34,628	30,817
3.000%, 8/1/45	336,420	299,395
3.500%, 3/1/48	744,465	683,282
3.500%, 5/1/48	603,067	553,127
4.500%, 9/1/48	333,917	323,220
3.500%, 10/1/49	324,350	295,388
3.500%, 11/1/49	243,378	221,570
3.500%, 1/1/50	404,791	369,026
2.000%, 7/1/51	1,150,741	933,927
2.500%, 1/1/52	373,378	315,311
3.000%, 2/1/52	868,149	759,922
2.500%, 3/1/52	804,771	678,137
3.000%, 3/1/52	1,110,557	971,764
2.500%, 4/1/52	818,472	689,753
2.500%, 5/1/52	1,082,487	912,320
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 10/25/52 TBA	2,287,000	1,851,756
2.500%, 10/25/52 TBA	6,113,000	5,133,487
3.000%, 10/25/52 TBA	6,955,593	6,051,366
3.500%, 10/25/52 TBA	11,500,000	10,346,406
4.000%, 10/25/52 TBA	701,368	650,409
4.500%, 10/25/52 TBA	7,400,000	7,043,875
3.000%, 11/25/52 TBA	35,000,000	30,433,592
4.000%, 11/25/52 TBA	18,700,000	17,325,258
GNMA
1.625%, 7/20/27(l)	479	468
3.000%, 5/15/43	125,934	113,673
3.000%, 7/15/45	170,835	154,095
3.000%, 5/20/46	143,423	128,952
3.500%, 10/15/49	96,755	88,769
3.500%, 1/15/50	21,136	19,359
3.500%, 2/15/50	173,979	159,347
3.000%, 10/15/52 TBA	183,093	161,723
4.000%, 10/15/52 TBA	556,769	519,622
4.500%, 10/15/52 TBA $	1,329,000	1,270,960

Total Mortgage-Backed Securities		97,212,509

Municipal Bonds (0.1%)
City Of Chicago General Obligation Bonds, Taxable
Series 2015 B
7.750%, 1/1/42	100,000	104,404
City of New York, General Obligation Bonds,
Series D
1.923%, 8/1/31	205,000	157,703
Port Authority of New York & New Jersey
1.086%, 7/1/23	180,000	175,471
Sales Tax Securitization Corp.
3.007%, 1/1/33	800,000	641,389
State Board of Administration Finance Corp.
1.705%, 7/1/27	288,000	246,292
Tobacco Settlement Finance Authority
3.000%, 6/1/35	89,729	85,150
University of California
3.071%, 5/15/51	335,000	223,368

Total Municipal Bonds		1,633,777

U.S. Government Agency Securities (35.2%)
FFCB
0.450%, 7/24/23	25,000,000	24,277,512
0.375%, 1/15/25	5,124,000	4,677,820
1.320%, 1/21/25	20,000,000	18,644,580
FHLB
3.250%, 6/9/23	20,495,000	20,356,644
2.500%, 2/13/24	2,365,000	2,314,098
2.875%, 9/13/24	40,000,000	38,922,752
2.750%, 12/13/24	27,030,000	26,176,993
1.000%, 12/20/24	30,000,000	27,880,557
2.375%, 3/14/25	5,500,000	5,247,932
1.875%, 9/11/26	20,000,000	18,279,064
3.250%, 11/16/28	12,910,000	12,359,168
FHLMC
2.750%, 6/19/23	34,032,000	33,686,460
1.500%, 2/12/25	42,935,000	40,293,209
0.375%, 7/21/25	30,000,000	26,905,170
0.375%, 9/23/25	30,000,000	26,731,794
0.800%, 10/28/26	3,000,000	2,598,707
FNMA
2.875%, 9/12/23	42,290,000	41,689,308
2.500%, 2/5/24	3,545,000	3,461,307
1.625%, 1/7/25	30,000,000	28,332,183
1.875%, 9/24/26	25,816,000	23,627,689

Total U.S. Government Agency Securities		426,462,947

U.S. Treasury Obligations (42.5%)
U.S. Treasury Bonds
6.125%, 11/15/27	4,347,000	4,742,985
5.375%, 2/15/31	973,300	1,074,584
4.250%, 5/15/39	200,000	208,312
4.375%, 11/15/39	200,000	211,000
4.625%, 2/15/40	200,000	217,250
1.375%, 11/15/40	10,200,000	6,591,750
1.875%, 2/15/41	4,800,000	3,399,000
1.750%, 8/15/41	1,945,900	1,330,813
3.750%, 8/15/41	94,000	90,093
2.000%, 11/15/41	422,500	302,418

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.375%, 2/15/42	$469,000	$359,518
3.000%, 5/15/42	1,010,500	859,715
3.250%, 5/15/42	4,770,500	4,234,564
3.625%, 8/15/43	627,300	584,859
3.750%, 11/15/43	421,000	399,884
3.625%, 2/15/44	1,055,000	980,656
3.375%, 5/15/44	800,000	713,625
3.125%, 8/15/44	4,689,100	4,009,180
3.000%, 11/15/44	483,700	404,192
3.000%, 5/15/45	400,000	334,125
2.875%, 8/15/45	2,700,000	2,204,719
3.000%, 5/15/47	5,900,000	4,944,016
3.000%, 2/15/48	1,500,000	1,263,984
2.875%, 5/15/49	4,200,000	3,503,062
1.250%, 5/15/50	1,200,000	671,250
1.375%, 8/15/50	3,500,000	2,027,266
1.875%, 2/15/51	1,456,400	963,955
2.000%, 8/15/51	1,457,400	995,359
2.875%, 5/15/52	571,800	479,687
U.S. Treasury Notes
0.125%, 11/30/22	6,483,100	6,447,646
2.875%, 9/30/23	2,701,700	2,666,979
3.000%, 6/30/24	4,332,900	4,239,133
2.125%, 7/31/24#	10,000,000	9,621,875
3.250%, 8/31/24	682,000	669,879
2.125%, 9/30/24	4,700,000	4,510,898
1.625%, 5/15/26	2,551,100	2,332,463
0.750%, 5/31/26	48,452,300	42,812,152
2.000%, 11/15/26	45,079,100	41,423,469
1.500%, 1/31/27	22,440,300	20,127,897
2.250%, 2/15/27	35,682,500	33,003,526
2.375%, 5/15/27	11,403,100	10,576,375
3.250%, 6/30/27	9,079,800	8,757,041
2.750%, 7/31/27	575,600	542,368
2.250%, 8/15/27	60,594,700	55,737,659
3.125%, 8/31/27	862,000	827,318
2.250%, 11/15/27	11,532,000	10,556,284
2.750%, 2/15/28	10,145,900	9,505,440
2.875%, 5/15/28	5,240,000	4,927,238
1.000%, 7/31/28	10,742,400	9,052,151
3.125%, 11/15/28	12,759,300	12,126,319
2.625%, 2/15/29	9,196,800	8,476,144
2.375%, 5/15/29	30,797,500	27,866,927
2.625%, 7/31/29	32,629,200	29,993,374
1.625%, 8/15/29	1,173,000	1,011,713
1.750%, 11/15/29	3,249,400	2,822,916
1.500%, 2/15/30	3,823,800	3,246,048
0.625%, 8/15/30	21,014,800	16,457,215
1.625%, 5/15/31	23,258,400	19,522,520
1.250%, 8/15/31	7,229,400	5,841,130
1.375%, 11/15/31	12,815,600	10,410,673
1.875%, 2/15/32	8,800,200	7,455,419
2.875%, 5/15/32	35,800,200	33,092,810
2.750%, 8/15/32	11,667,800	10,665,098

Total U.S. Treasury Obligations		515,427,918

Total Long-Term Debt Securities (102.5%) (Cost $1,365,854,609)		1,243,437,407

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22,due 10/3/22, repurchase price $1,626,206,collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $ 1,658,320.(xx)	1,625,804	1,625,804
National Bank of Canada, 3.20%, dated 9/30/22,due 10/7/22, repurchase price $800,498,collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%,maturing 11/3/22- 2/15/52; total market value $876,840.(xx)	800,000	800,000

Total Repurchase Agreements		2,425,804

U.S. Government Agency Security (0.3%)
FHLB
1.40%, 10/3/22(o)	3,100,000	3,100,000

U.S. Treasury Obligations (3.4%)
U.S. Treasury Bills
0.61%, 10/4/22(p)	2,500,000	2,499,830
1.28%, 10/6/22(p)	22,100,000	22,095,295
2.20%, 10/20/22(p)(w)	2,300,000	2,297,193
2.24%, 10/25/22(p)(v)(w)	8,100,000	8,087,418
2.74%, 12/15/22(p)	3,885,900	3,863,592
3.95%, 9/7/23(p)	2,640,800	2,545,307

Total U.S. Treasury Obligations		41,388,635

Total Short-Term Investments (3.9%) (Cost $46,909,234)		46,914,439

Total Investments in Securities (106.4%) (Cost $1,412,763,843)		1,290,351,846
Other Assets Less Liabilities (-6.4%)		(77,788,884)

Net Assets (100%)		$1,212,562,962

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2022, the market value of these securities amounted to $100,333,888 or 8.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $374,291.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2022. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2022.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $9,665,004 or 0.8% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2022.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $261,593.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $3,981,572.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $2,375,545. This was collateralized by cash of $2,425,804 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2022.

Glossary:

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CLP — Chilean Peso

CLO — Collateralized Loan Obligation

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MYR — Malaysian Ringgit

PIK — Payment-in Kind Security

PEN — Peruvian Sol

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

STACR — Structured Agency Credit Risk

TBA — To Be Announced; Security is subject to delayed delivery

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	22	12/2022	EUR	2,985,997	(155,853)
U.S. Treasury 2 Year Note	102	12/2022	USD	20,949,844	(338,471)
U.S. Treasury 5 Year Note	214	12/2022	USD	23,006,672	(791,255)
U.S. Treasury 10 Year Note	67	12/2022	USD	7,508,188	(379,061)
U.S. Treasury 10 Year Ultra Note	47	12/2022	USD	5,568,766	(191,002)
U.S. Treasury Ultra Bond	43	12/2022	USD	5,891,000	(591,962)

					(2,447,604)

Short Contracts
Euro-BTP	(4)	12/2022	EUR	(438,984)	19,743
Euro-Buxl	(3)	12/2022	EUR	(431,144)	37,700
Euro-OAT	(3)	12/2022	EUR	(388,453)	17,825
Japan 10 Year Bond	(13)	12/2022	JPY	(13,320,666)	9,870
Long Gilt	(38)	12/2022	GBP	(4,090,146)	572,238
U.S. Treasury 5 Year Note	(48)	12/2022	USD	(5,160,375)	6,689
U.S. Treasury Long Bond	(44)	12/2022	USD	(5,561,875)	463,692
U.S. Treasury Ultra Bond	(35)	12/2022	USD	(4,795,000)	463,242

					1,590,999

					(856,605)

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	686,211	DKK	5,100,000	JPMorgan Chase Bank	10/3/2022	13,964
EUR	173,000	USD	168,976	JPMorgan Chase Bank	10/4/2022	573
USD	1,039,324	AUD	1,515,436	Bank of America	10/4/2022	69,975
USD	761,242	AUD	1,095,564	JPMorgan Chase Bank	10/4/2022	60,464
USD	1,282,054	BRL	6,660,272	JPMorgan Chase Bank**	10/4/2022	47,379
USD	46,468	EUR	46,000	Bank of America	10/4/2022	1,386
USD	7,603,920	EUR	7,541,000	Goldman Sachs Bank USA	10/4/2022	213,363
USD	264,397	MYR	1,188,496	Goldman Sachs Bank USA**	10/19/2022	8,006
USD	2,535,676	GBP	2,069,165	Bank of America	11/16/2022	223,691
USD	11,016,769	GBP	9,075,835	JPMorgan Chase Bank	11/16/2022	875,866
USD	88,373	JPY	11,700,000	Bank of America	11/16/2022	7,179
USD	316,233	JPY	45,400,000	Deutsche Bank AG	11/16/2022	1,173
USD	933,534	JPY	132,500,000	JPMorgan Chase Bank	11/16/2022	14,030
USD	1,555,050	PEN	6,191,275	Goldman Sachs Bank USA**	12/6/2022	13,174

Total unrealized appreciation						1,550,223

BRL	4,657,397	USD	883,086	Deutsche Bank AG**	10/4/2022	(19,702)
BRL	2,002,875	USD	388,177	JPMorgan Chase Bank**	10/4/2022	(16,885)
USD	666,238	DKK	5,065,000	JPMorgan Chase Bank	11/1/2022	(2,752)
USD	7,268,313	EUR	7,414,000	JPMorgan Chase Bank	11/2/2022	(12,757)
USD	148,933	EUR	154,143	JPMorgan Chase Bank	11/9/2022	(2,523)
GBP	450,000	USD	525,643	Bank of America	11/16/2022	(22,835)
GBP	2,397,000	USD	2,821,432	Deutsche Bank AG	11/16/2022	(143,140)
JPY	125,300,000	USD	886,004	Deutsche Bank AG	11/16/2022	(16,465)
JPY	71,100,000	USD	500,027	JPMorgan Chase Bank	11/16/2022	(6,618)
USD	114,547	GBP	107,000	Deutsche Bank AG	11/16/2022	(5,009)
PEN	497,952	USD	126,786	Bank of America**	12/6/2022	(2,776)
CLP	4,027,338	USD	4,449	Goldman Sachs Bank USA**	12/21/2022	(350)
BRL	6,660,272	USD	1,256,869	JPMorgan Chase Bank**	1/4/2023	(48,167)
PEN	621,138	USD	157,809	Deutsche Bank AG**	3/14/2023	(4,218)

Total unrealized depreciation						(304,197)

Net unrealized appreciation						1,246,026

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Written Put Options Contracts as of September 30, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
3 Month Eurodollar	Exchange Traded	70	USD	(17,500,000)	USD	96.50	12/18/2023	(229,250)

Total Written Options Contracts (Premiums Received ($80,822))								(229,250)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$41,707,526	$—		$41,707,526
Collateralized Mortgage Obligations	—	24,377,518	—	(a)	24,377,518
Commercial Mortgage-Backed Securities	—	19,707,290	—		19,707,290
Corporate Bonds
Communication Services	—	7,178,570	—		7,178,570
Consumer Discretionary	—	8,088,539	—		8,088,539
Consumer Staples	—	2,010,283	—		2,010,283
Energy	—	5,885,863	—		5,885,863
Financials	—	40,538,266	—		40,538,266
Health Care	—	2,116,463	—		2,116,463
Industrials	—	7,111,685	—		7,111,685
Information Technology	—	8,231,171	—		8,231,171
Materials	—	3,507,661	—		3,507,661
Real Estate	—	12,773,794	—		12,773,794
Utilities	—	13,511,329	—		13,511,329
Foreign Government Securities	—	3,859,155	918		3,860,073
Forward Currency Contracts	—	1,550,223	—		1,550,223
Futures	1,590,999	—	—		1,590,999
Loan Participations
Financials	—	2,094,225	—		2,094,225
Mortgage-Backed Securities	—	97,212,509	—		97,212,509
Municipal Bonds	—	1,633,777	—		1,633,777
Short-Term Investments
Repurchase Agreements	—	2,425,804	—		2,425,804
U.S. Government Agency Security	—	3,100,000	—		3,100,000
U.S. Treasury Obligations	—	41,388,635	—		41,388,635
U.S. Government Agency Securities	—	426,462,947	—		426,462,947
U.S. Treasury Obligations	—	515,427,918	—		515,427,918

Total Assets	$1,590,999	$1,291,901,151	$918		$1,293,493,068

Liabilities:
Forward Currency Contracts	$—	$(304,197)	$—		$(304,197)
Futures	(2,447,604)	—	—		(2,447,604)
Options Written
Put Options Written	(229,250)	—	—		(229,250)

Total Liabilities	$(2,676,854)	$(304,197)	$—		$(2,981,051)

Total	$(1,085,855)	$1,291,596,954	$918		$1,290,512,017

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,043,141
Aggregate gross unrealized depreciation	(125,867,058)

Net unrealized depreciation	$(123,823,917)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,414,335,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	5,000	$178,600
ATN International, Inc.	5,200	200,564
Bandwidth, Inc., Class A*	7,900	94,010
Charge Enterprises, Inc.(x)*	56,100	98,736
Cogent Communications Holdings, Inc.	23,425	1,221,848
Consolidated Communications Holdings, Inc.*	31,341	130,378
EchoStar Corp., Class A*	21,400	352,458
Globalstar, Inc.(x)*	315,400	501,486
IDT Corp., Class B*	10,100	250,783
Iridium Communications, Inc.*	68,200	3,026,034
Liberty Latin America Ltd., Class A*	20,900	129,371
Liberty Latin America Ltd., Class C*	87,619	538,857
Ooma, Inc.*	11,200	137,760
Radius Global Infrastructure, Inc.*	30,000	282,600
Starry Group Holdings, Inc., Class A(x)*	18,800	28,012

		7,171,497

Entertainment (0.3%)
Cinemark Holdings, Inc.*	62,100	752,031
IMAX Corp.*	27,100	382,652
Liberty Media Corp.-Liberty Braves, Class A(x)*	8,500	239,275
Liberty Media Corp.-Liberty Braves, Class C*	18,200	500,500
Lions Gate Entertainment Corp., Class A*	30,300	225,129
Lions Gate Entertainment Corp., Class B*	59,900	416,305
Madison Square Garden Entertainment Corp.*	14,716	648,828
Marcus Corp. (The)(x)	12,700	176,403
Playstudios, Inc.(x)*	6,700	23,383
Reservoir Media, Inc.(x)*	1,200	5,856
Skillz, Inc.(x)*	162,000	165,240

		3,535,602

Interactive Media & Services (0.7%)
Arena Group Holdings, Inc. (The)(x)*	800	10,480
Bumble, Inc., Class A*	43,500	934,815
Cargurus, Inc.*	50,100	709,917
Cars.com, Inc.*	41,400	476,100
DHI Group, Inc.*	5,400	29,052
Eventbrite, Inc., Class A*	36,900	224,352
EverQuote, Inc., Class A*	11,600	79,112
fuboTV, Inc.(x)*	68,300	242,465
Leafly Holdings, Inc.*	1,700	1,154
MediaAlpha, Inc., Class A*	3,400	29,750
Outbrain, Inc.(x)*	4,600	16,790
QuinStreet, Inc.*	21,800	228,900
Shutterstock, Inc.	11,000	551,870
TrueCar, Inc.*	48,000	72,480
Vimeo, Inc.*	72,200	288,800
Wejo Group Ltd.(x)*	10,100	11,009
Yelp, Inc.*	44,800	1,519,168
Ziff Davis, Inc.*	23,478	1,607,774
ZipRecruiter, Inc., Class A*	40,300	664,950

		7,698,938

Media (0.9%)
AdTheorent Holding Co., Inc.(x)*	3,700	7,955
Advantage Solutions, Inc.*	17,800	37,914
AMC Networks, Inc., Class A*	15,400	312,620
Audacy, Inc.(x)*	63,400	24,479
Boston Omaha Corp., Class A*	8,500	195,840
Cardlytics, Inc.*	15,000	141,000
Clear Channel Outdoor Holdings, Inc.*	188,600	258,382
Cumulus Media, Inc., Class A*	3,000	21,090
Daily Journal Corp.*	600	153,834
Entravision Communications Corp., Class A	36,300	144,111
EW Scripps Co. (The), Class A*	34,512	388,950
Gambling.com Group Ltd.(x)*	800	6,080
Gannett Co., Inc.(x)*	48,589	74,341
Gray Television, Inc.	44,400	635,808
iHeartMedia, Inc., Class A*	58,100	425,873
Innovid Corp.(x)*	6,700	18,157
Integral Ad Science Holding Corp.*	19,100	138,284
John Wiley & Sons, Inc., Class A	22,500	845,100
Loyalty Ventures, Inc.*	10,900	13,189
Magnite, Inc.*	60,023	394,351
PubMatic, Inc., Class A*	21,000	349,230
Scholastic Corp.	14,960	460,170
Sinclair Broadcast Group, Inc., Class A	30,200	546,318
Stagwell, Inc.*	14,600	101,470
TechTarget, Inc.*	15,200	899,840
TEGNA, Inc.	121,900	2,520,892
Thryv Holdings, Inc.*	9,300	212,319
Urban One, Inc.*	2,000	8,500
Urban One, Inc., Class A*	9,400	49,726
WideOpenWest, Inc.*	33,100	406,137

		9,791,960

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	26,000	315,120
KORE Group Holdings, Inc.(x)*	1,600	3,056
Shenandoah Telecommunications Co.	26,948	458,655
Telephone and Data Systems, Inc.	52,500	729,750
United States Cellular Corp.*	6,600	171,798

		1,678,379

Total Communication Services		29,876,376

Consumer Discretionary (10.2%)
Auto Components (1.4%)
Adient plc*	49,900	1,384,725
American Axle & Manufacturing Holdings, Inc.*	62,675	428,070
Dana, Inc.	86,065	983,723
Dorman Products, Inc.*	15,300	1,256,436
Fox Factory Holding Corp.*	22,600	1,787,208
Gentherm, Inc.*	16,900	840,437
Goodyear Tire & Rubber Co. (The)*	164,623	1,661,046
Holley, Inc.(x)*	10,400	42,120
LCI Industries	13,470	1,366,666
Luminar Technologies, Inc.(x)*	120,400	877,114
Modine Manufacturing Co.*	23,300	301,502
Motorcar Parts of America, Inc.*	9,900	150,678
Patrick Industries, Inc.	13,825	606,088
Solid Power, Inc.*	32,500	170,950
Standard Motor Products, Inc.	12,900	419,250
Stoneridge, Inc.*	13,300	225,435
Tenneco, Inc., Class A*	36,697	638,161
Visteon Corp.*	16,100	1,707,566
XPEL, Inc.(m)*	9,300	599,292

		15,446,467

Automobiles (0.2%)
Canoo, Inc.(x)*	147,000	275,625
Faraday Future Intelligent Electric, Inc.(x)*	27,500	17,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Fisker, Inc.(x)*	82,400	$622,120
Lordstown Motors Corp.(x)*	58,200	106,506
Winnebago Industries, Inc.	17,446	928,302
Workhorse Group, Inc.(x)*	53,300	152,971

		2,103,019

Distributors (0.0%)†
Funko, Inc., Class A*	12,500	252,750

Diversified Consumer Services (0.9%)
2U, Inc.*	37,200	232,500
Adtalem Global Education, Inc.*	22,600	823,770
American Public Education, Inc.*	5,907	53,990
Carriage Services, Inc.	5,200	167,232
Chegg, Inc.*	62,700	1,321,089
Coursera, Inc.*	56,900	613,382
Duolingo, Inc.*	11,900	1,133,237
European Wax Center, Inc., Class A(x)	10,100	186,345
Frontdoor, Inc.*	41,700	850,263
Graham Holdings Co., Class B	2,100	1,129,758
Laureate Education, Inc., Class A	60,100	634,055
OneSpaWorld Holdings Ltd.*	23,500	197,400
Perdoceo Education Corp.*	38,800	399,640
PowerSchool Holdings, Inc., Class A*	16,600	277,054
Rover Group, Inc.(x)*	12,200	40,748
Strategic Education, Inc.	12,764	783,837
Stride, Inc.*	23,284	978,627
Udemy, Inc.(x)*	36,400	440,076
Vivint Smart Home, Inc.*	49,200	323,736
WW International, Inc.*	26,700	104,931

		10,691,670

Hotels, Restaurants & Leisure (2.3%)
Accel Entertainment, Inc.*	14,400	112,464
Bally’s Corp.(x)*	13,300	262,808
Biglari Holdings, Inc., Class B*	391	45,200
BJ’s Restaurants, Inc.*	12,134	289,396
Bloomin’ Brands, Inc.	60,200	1,103,466
Bluegreen Vacations Holding Corp.	5,209	86,053
Bowlero Corp.(x)*	25,900	318,829
Brinker International, Inc.*	25,400	634,492
Century Casinos, Inc.*	5,700	37,392
Cheesecake Factory, Inc. (The)	25,821	756,039
Chuy’s Holdings, Inc.*	8,900	206,302
Cracker Barrel Old Country Store, Inc.	13,801	1,277,696
Dave & Buster’s Entertainment, Inc.*	24,200	750,926
Denny’s Corp.*	40,300	379,223
Dine Brands Global, Inc.	11,381	723,376
El Pollo Loco Holdings, Inc.*	13,700	122,204
Everi Holdings, Inc.*	37,000	600,140
F45 Training Holdings, Inc.(x)*	2,700	8,343
First Watch Restaurant Group, Inc.*	2,200	31,856
Golden Entertainment, Inc.*	6,400	223,296
Hilton Grand Vacations, Inc.*	49,400	1,624,766
International Game Technology plc(x)	57,600	910,080
Jack in the Box, Inc.	14,339	1,062,090
Krispy Kreme, Inc.(x)	43,221	498,338
Life Time Group Holdings, Inc.*	13,600	132,600
Light & Wonder, Inc.*	49,900	2,139,712
Lindblad Expeditions Holdings, Inc.(x)*	11,800	79,768
Monarch Casino & Resort, Inc.*	6,700	376,138
NEOGAMES SA*	4,600	59,340
Noodles & Co., Class A*	8,300	39,010
Papa John’s International, Inc.	18,742	1,312,127
Portillo’s, Inc., Class A(x)*	9,400	185,086
Red Rock Resorts, Inc., Class A	27,200	931,872
Rush Street Interactive, Inc.*	27,300	100,464
Ruth’s Hospitality Group, Inc.	9,300	156,798
SeaWorld Entertainment, Inc.*	28,600	1,301,586
Shake Shack, Inc., Class A*	20,300	913,094
Sweetgreen, Inc., Class A(x)*	44,891	830,483
Target Hospitality Corp.(x)*	23,200	292,784
Texas Roadhouse, Inc.	34,518	3,012,041
Wingstop, Inc.	16,700	2,094,514

		26,022,192

Household Durables (1.6%)
Beazer Homes USA, Inc.*	7,300	70,591
Cavco Industries, Inc.*	5,000	1,028,800
Century Communities, Inc.	15,100	645,978
Dream Finders Homes, Inc., Class A(x)*	4,700	49,820
Ethan Allen Interiors, Inc.	9,554	201,972
GoPro, Inc., Class A*	57,400	282,982
Green Brick Partners, Inc.*	14,800	316,424
Helen of Troy Ltd.*	12,298	1,186,019
Installed Building Products, Inc.	13,300	1,077,167
iRobot Corp.(x)*	16,000	901,280
KB Home	48,200	1,249,344
La-Z-Boy, Inc.	28,309	638,934
Legacy Housing Corp.*	2,100	36,015
LGI Homes, Inc.*	13,000	1,057,810
Lifetime Brands, Inc.	4,300	29,111
Lovesac Co. (The)*	7,200	146,736
M.D.C. Holdings, Inc.	30,274	830,113
M/I Homes, Inc.*	16,300	590,549
Meritage Homes Corp.*	22,139	1,555,708
Purple Innovation, Inc.(x)*	26,000	105,300
Skyline Champion Corp.*	28,700	1,517,369
Snap One Holdings Corp.(x)*	3,300	33,462
Sonos, Inc.*	65,753	913,967
Taylor Morrison Home Corp., Class A*	71,720	1,672,510
Traeger, Inc.*	6,200	17,484
Tri Pointe Homes, Inc.*	61,101	923,236
Tupperware Brands Corp.*	28,500	186,675
Universal Electronics, Inc.*	4,500	88,515
Vizio Holding Corp., Class A(x)*	12,700	110,998
Vuzix Corp.*	30,500	176,595
Weber, Inc., Class A(x)	34,700	227,979

		17,869,443

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	10,000	64,900
CarParts.com, Inc.*	24,500	126,665
ContextLogic, Inc., Class A(x)*	286,900	210,556
Duluth Holdings, Inc., Class B(x)*	1,700	11,968
Groupon, Inc.(x)*	12,315	98,027
Lands’ End, Inc.*	2,700	20,844
Liquidity Services, Inc.*	11,600	188,616
Overstock.com, Inc.*	23,300	567,355
PetMed Express, Inc.(x)	1,500	29,280
Porch Group, Inc.(x)*	39,100	87,975
Poshmark, Inc., Class A(x)*	19,600	307,132
Quotient Technology, Inc.*	48,400	111,804
Qurate Retail, Inc.	176,500	354,765
RealReal, Inc. (The)*	4,800	7,200
Revolve Group, Inc.(x)*	18,600	403,434
Stitch Fix, Inc., Class A*	32,600	128,770
Vivid Seats, Inc., Class A(x)	18,100	138,646
Xometry, Inc., Class A(x)*	12,500	709,875

		3,567,812

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Products (0.4%)
Acushnet Holdings Corp.	20,000	$869,800
Clarus Corp.(x)	20,124	271,070
Johnson Outdoors, Inc., Class A	2,300	118,013
Latham Group, Inc.*	18,100	64,979
Malibu Boats, Inc., Class A*	12,000	575,880
Marine Products Corp.	1,900	16,074
MasterCraft Boat Holdings, Inc.*	3,600	67,860
Smith & Wesson Brands, Inc.	15,335	159,024
Sturm Ruger & Co., Inc.	10,700	543,453
Topgolf Callaway Brands Corp.*	70,563	1,359,044
Vista Outdoor, Inc.*	28,200	685,824

		4,731,021

Multiline Retail (0.1%)
Big Lots, Inc.(x)	18,000	280,980
Dillard’s, Inc., Class A(x)	3,300	900,108
Franchise Group, Inc.(x)	14,700	357,210

		1,538,298

Specialty Retail (2.4%)
Aaron’s Co., Inc. (The)	14,300	138,996
Abercrombie & Fitch Co., Class A*	39,500	614,225
Academy Sports & Outdoors, Inc.	39,400	1,661,892
American Eagle Outfitters, Inc.(x)	79,000	768,670
America’s Car-Mart, Inc.*	2,500	152,550
Arko Corp.(x)	53,500	502,365
Asbury Automotive Group, Inc.*	11,542	1,743,996
Bed Bath & Beyond, Inc.(x)*	56,900	346,521
Boot Barn Holdings, Inc.*	15,700	917,822
Buckle, Inc. (The)	11,489	363,742
Caleres, Inc.	18,863	456,862
Camping World Holdings, Inc., Class A(x)	19,000	481,080
Cato Corp. (The), Class A	13,523	129,009
Chico’s FAS, Inc.*	25,300	122,452
Children’s Place, Inc. (The)*	7,700	237,853
Citi Trends, Inc.*	5,100	79,101
Conn’s, Inc.*	7,900	55,932
Designer Brands, Inc., Class A	33,300	509,823
EVgo, Inc.(x)*	57,000	450,870
Foot Locker, Inc.	41,900	1,304,347
Genesco, Inc.*	6,657	261,753
Group 1 Automotive, Inc.	8,937	1,276,829
GrowGeneration Corp.(x)*	28,000	98,000
Guess?, Inc.(x)	21,900	321,273
Haverty Furniture Cos., Inc.	6,100	151,890
Hibbett, Inc.	6,255	311,562
LL Flooring Holdings, Inc.*	8,200	56,826
MarineMax, Inc.*	11,500	342,585
Monro, Inc.	17,704	769,416
Murphy USA, Inc.	11,900	3,271,429
National Vision Holdings, Inc.*	44,892	1,465,724
ODP Corp. (The)*	31,500	1,107,225
OneWater Marine, Inc., Class A*	100	3,011
Party City Holdco, Inc.(x)*	57,300	90,534
Rent-A-Center, Inc.	34,203	598,895
Sally Beauty Holdings, Inc.*	68,800	866,880
Shoe Carnival, Inc.	13,000	278,720
Signet Jewelers Ltd.	27,100	1,549,849
Sleep Number Corp.*	12,400	419,244
Sonic Automotive, Inc., Class A	14,925	646,252
Sportsman’s Warehouse Holdings, Inc.*	16,100	133,630
Tilly’s, Inc., Class A	2,700	18,684
Torrid Holdings, Inc.(x)*	4,600	19,182
TravelCenters of America, Inc.*	1,600	86,288
Urban Outfitters, Inc.*	40,000	786,000
Warby Parker, Inc., Class A(x)*	42,100	561,614
Winmark Corp.	600	129,804
Zumiez, Inc.*	3,000	64,590

		26,725,797

Textiles, Apparel & Luxury Goods (0.6%)
Allbirds, Inc., Class A(x)*	19,900	60,496
Crocs, Inc.*	31,334	2,151,392
Ermenegildo Zegna NV(x)	7,400	79,550
Fossil Group, Inc.*	600	2,052
G-III Apparel Group Ltd.*	24,300	363,285
Kontoor Brands, Inc.	25,200	846,972
Movado Group, Inc.	6,200	174,716
Oxford Industries, Inc.	8,800	790,064
PLBY Group, Inc.(x)*	12,600	50,778
Rocky Brands, Inc.	100	2,006
Steven Madden Ltd.	48,610	1,296,429
Unifi, Inc.*	10,500	99,855
Wolverine World Wide, Inc.	45,080	693,781

		6,611,376

Total Consumer Discretionary		115,559,845

Consumer Staples (3.4%)
Beverages (0.5%)
Celsius Holdings, Inc.*	27,400	2,484,632
Coca-Cola Consolidated, Inc.	2,700	1,111,671
Duckhorn Portfolio, Inc. (The)*	12,700	183,261
MGP Ingredients, Inc.(x)	6,400	679,424
National Beverage Corp.	10,900	420,086
Primo Water Corp.	90,700	1,138,285
Vintage Wine Estates, Inc.(x)*	4,800	13,296
Vita Coco Co., Inc. (The)(x)*	8,700	99,093

		6,129,748

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	16,309	506,068
Chefs’ Warehouse, Inc. (The)*	15,200	440,344
HF Foods Group, Inc.*	9,400	36,378
Ingles Markets, Inc., Class A	9,600	760,416
Natural Grocers by Vitamin Cottage, Inc.	12,800	138,112
PriceSmart, Inc.	11,552	665,280
Rite Aid Corp.(x)*	29,494	145,995
SpartanNash Co.	16,870	489,568
Sprouts Farmers Market, Inc.*	61,700	1,712,175
United Natural Foods, Inc.*	28,688	986,007
Village Super Market, Inc., Class A	6,000	115,980
Weis Markets, Inc.	8,451	602,049

		6,598,372

Food Products (1.2%)
Alico, Inc.	600	16,944
AppHarvest, Inc.(x)*	40,300	79,391
B&G Foods, Inc.(x)	37,900	624,971
Benson Hill, Inc.*	28,500	78,090
Beyond Meat, Inc.(x)*	31,000	439,270
BRC, Inc., Class A*	13,800	106,674
Calavo Growers, Inc.	8,900	282,575
Cal-Maine Foods, Inc.	17,484	971,936
Fresh Del Monte Produce, Inc.	18,604	432,357
Hain Celestial Group, Inc. (The)*	37,900	639,752
Hostess Brands, Inc.*	69,300	1,610,532
J & J Snack Foods Corp.	8,703	1,126,778
John B Sanfilippo & Son, Inc.	3,000	227,190
Lancaster Colony Corp.	10,837	1,628,584
Landec Corp.*	16,200	144,018
Local Bounti Corp.(x)*	1,400	3,976
Mission Produce, Inc.*	9,100	131,586
Seneca Foods Corp., Class A*	6,600	332,904
Simply Good Foods Co. (The)*	48,000	1,535,520
Sovos Brands, Inc.*	11,300	160,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SunOpta, Inc.*	49,200	$447,720
Tattooed Chef, Inc.(x)*	35,700	177,786
Tootsie Roll Industries, Inc.	7,944	264,376
TreeHouse Foods, Inc.*	27,000	1,145,340
Utz Brands, Inc.	30,600	462,060
Vital Farms, Inc.*	6,100	73,017
Whole Earth Brands, Inc.*	1,500	5,760

		13,150,019

Household Products (0.3%)
Central Garden & Pet Co.*	5,000	180,200
Central Garden & Pet Co., Class A*	23,833	814,135
Energizer Holdings, Inc.	35,300	887,442
WD-40 Co.	8,327	1,463,387

		3,345,164

Personal Products (0.7%)
Beauty Health Co. (The)*	44,200	521,118
BellRing Brands, Inc.*	57,715	1,189,506
Edgewell Personal Care Co.	30,300	1,133,220
elf Beauty, Inc.*	24,600	925,452
Herbalife Nutrition Ltd.*	49,900	992,511
Honest Co., Inc. (The)*	34,200	119,700
Inter Parfums, Inc.	9,200	694,232
Medifast, Inc.	6,100	660,996
Nature’s Sunshine Products, Inc.*	2,400	19,776
Nu Skin Enterprises, Inc., Class A	25,800	860,946
Thorne HealthTech, Inc.*	600	2,838
USANA Health Sciences, Inc.*	7,100	397,955
Veru, Inc.(x)*	33,700	388,224

		7,906,474

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	20,800	19,288
Turning Point Brands, Inc.	8,200	174,086
Universal Corp.	14,253	656,208
Vector Group Ltd.	78,308	689,893

		1,539,475

Total Consumer Staples		38,669,252

Energy (6.1%)
Energy Equipment & Services (1.6%)
Archrock, Inc.	71,400	458,388
Borr Drilling Ltd.(x)*	67,800	225,096
Bristow Group, Inc.*	8,566	201,215
Cactus, Inc., Class A	26,800	1,029,924
ChampionX Corp.	107,900	2,111,603
Diamond Offshore Drilling, Inc.(x)*	50,400	334,152
DMC Global, Inc.*	9,000	143,820
Dril-Quip, Inc.*	21,800	425,536
Expro Group Holdings NV*	39,049	497,484
Helix Energy Solutions Group, Inc.*	79,900	308,414
Helmerich & Payne, Inc.	54,700	2,022,259
Liberty Energy, Inc., Class A*	72,000	912,960
Nabors Industries Ltd.*	3,600	365,220
National Energy Services Reunited Corp.*	13,600	80,784
Newpark Resources, Inc.*	52,402	132,053
NexTier Oilfield Solutions, Inc.*	91,536	677,367
Noble Corp. plc*	37,853	1,119,692
Oceaneering International, Inc.*	55,500	441,780
Oil States International, Inc.*	41,400	161,046
Patterson-UTI Energy, Inc.	106,300	1,241,584
ProPetro Holding Corp.*	45,500	366,275
RPC, Inc.	37,300	258,489
Select Energy Services, Inc., Class A*	37,900	264,163
Solaris Oilfield Infrastructure, Inc., Class A	21,200	198,432
TETRA Technologies, Inc.*	42,600	152,934
Tidewater, Inc.*	21,450	465,465
US Silica Holdings, Inc.*	39,800	435,810
Valaris Ltd.(x)*	30,700	1,502,458
Weatherford International plc*	35,600	1,149,524

		17,683,927

Oil, Gas & Consumable Fuels (4.5%)
Aemetis, Inc.(x)*	17,300	105,876
Alto Ingredients, Inc.*	42,000	152,880
Amplify Energy Corp.(x)*	6,900	45,333
Arch Resources, Inc.(x)	8,700	1,031,820
Archaea Energy, Inc.*	30,000	540,300
Ardmore Shipping Corp.*	5,500	50,215
Battalion Oil Corp.*	500	5,950
Berry Corp.	38,200	286,500
Brigham Minerals, Inc., Class A	22,300	550,141
California Resources Corp.	43,700	1,679,391
Callon Petroleum Co.*	24,400	854,244
Centrus Energy Corp., Class A*	1,200	49,176
Chord Energy Corp.	22,329	3,053,937
Civitas Resources, Inc.	37,206	2,135,252
Clean Energy Fuels Corp.*	90,259	481,983
CNX Resources Corp.*	110,600	1,717,618
Comstock Resources, Inc.*	68,600	1,186,094
CONSOL Energy, Inc.	16,700	1,074,144
Crescent Energy Co., Class A(x)	16,240	218,753
CVR Energy, Inc.	20,900	605,682
Delek US Holdings, Inc.	33,827	918,065
Denbury, Inc.*	26,200	2,260,012
DHT Holdings, Inc.	61,900	467,964
Dorian LPG Ltd.	21,738	294,985
Earthstone Energy, Inc., Class A(x)*	21,300	262,416
Empire Petroleum Corp.(x)*	900	11,835
Energy Fuels, Inc.(x)*	75,100	459,612
Equitrans Midstream Corp.	212,500	1,589,500
Excelerate Energy, Inc., Class A(x)	9,300	217,620
FLEX LNG Ltd.(x)	14,400	456,048
Frontline Ltd.	68,400	747,612
Gevo, Inc.(x)*	101,300	230,964
Golar LNG Ltd.*	55,400	1,380,568
Green Plains, Inc.*	26,600	773,262
Gulfport Energy Corp.*	6,000	529,740
HighPeak Energy, Inc.(x)	9,600	207,936
International Seaways, Inc.	24,804	871,364
Jura Energy Corp.*	690	20
Kinetik Holdings, Inc.(x)	7,000	228,060
Kosmos Energy Ltd.*	234,000	1,209,780
Laredo Petroleum, Inc.*	6,600	414,810
Magnolia Oil & Gas Corp., Class A	88,200	1,747,242
Matador Resources Co.	58,900	2,881,388
Murphy Oil Corp.	76,100	2,676,437
NACCO Industries, Inc., Class A	300	14,109
NextDecade Corp.(x)*	28,100	169,162
Nordic American Tankers Ltd.(x)	131,701	351,642
Northern Oil and Gas, Inc.	31,500	863,415
Par Pacific Holdings, Inc.*	23,900	392,199
PBF Energy, Inc., Class A*	56,000	1,968,960
Peabody Energy Corp.(x)*	59,400	1,474,308
Permian Resources Corp.*	94,000	639,200
Ranger Oil Corp.	10,800	339,660
REX American Resources Corp.*	9,900	276,408
Riley Exploration Permian, Inc.	1,800	34,164
Ring Energy, Inc.(x)*	22,700	52,664
SandRidge Energy, Inc.*	13,000	212,030
Scorpio Tankers, Inc.	25,930	1,090,097
SFL Corp. Ltd.	51,605	470,122
SilverBow Resources, Inc.(x)*	9,800	263,424
Sitio Royalties Corp.(x)	2,400	53,064

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SM Energy Co.	61,700	$2,320,537
Talos Energy, Inc.*	33,300	554,445
Teekay Corp.*	3,300	11,847
Teekay Tankers Ltd., Class A*	10,500	289,170
Tellurian, Inc.(x)*	257,200	614,708
Uranium Energy Corp.(x)*	118,400	414,400
Ur-Energy, Inc.(x)*	13,600	14,824
VAALCO Energy, Inc.(x)	21,000	91,560
Vertex Energy, Inc.(x)*	29,500	183,785
W&T Offshore, Inc.*	78,444	459,682
World Fuel Services Corp.	37,600	881,344

		51,163,459

Total Energy		68,847,386

Financials (17.2%)
Banks (9.9%)
1st Source Corp.	5,872	271,874
ACNB Corp.	1,000	30,040
Allegiance Bancshares, Inc.	12,200	507,886
Amalgamated Financial Corp.	9,000	202,950
Amerant Bancorp, Inc.	13,500	335,340
American National Bankshares, Inc.	4,700	150,165
Ameris Bancorp	37,094	1,658,473
Arrow Financial Corp.	7,305	210,523
Associated Banc-Corp.	78,600	1,578,288
Atlantic Union Bankshares Corp.	40,774	1,238,714
Banc of California, Inc.	20,600	328,982
BancFirst Corp.	9,900	885,753
Bancorp, Inc. (The)*	29,900	657,202
Bank First Corp.(x)	1,800	137,664
Bank of Marin Bancorp	5,400	161,730
Bank of NT Butterfield & Son Ltd. (The)	31,000	1,006,260
BankUnited, Inc.	43,400	1,482,978
Bankwell Financial Group, Inc.	300	8,733
Banner Corp.	23,200	1,370,656
Bar Harbor Bankshares	7,446	197,468
BayCom Corp.	2,300	40,434
BCB Bancorp, Inc.	1,900	31,977
Berkshire Hills Bancorp, Inc.	25,770	703,521
Blue Ridge Bankshares, Inc.	800	10,168
Brookline Bancorp, Inc.	40,177	468,062
Business First Bancshares, Inc.	2,400	51,672
Byline Bancorp, Inc.	9,700	196,425
Cadence Bank	91,780	2,332,130
Cambridge Bancorp	1,600	127,584
Camden National Corp.	6,350	270,510
Capital Bancorp, Inc.	500	11,550
Capital City Bank Group, Inc.	6,600	205,326
Capstar Financial Holdings, Inc.	2,200	40,766
Carter Bankshares, Inc.*	3,800	61,180
Cathay General Bancorp	42,247	1,624,820
CBTX, Inc.	7,600	222,300
Central Pacific Financial Corp.	8,900	184,141
Citizens & Northern Corp.	5,902	142,710
City Holding Co.	8,550	758,299
Civista Bancshares, Inc.	900	18,684
CNB Financial Corp.	7,100	167,347
Coastal Financial Corp.*	1,900	75,506
Colony Bankcorp, Inc.	1,000	13,030
Columbia Banking System, Inc.	41,255	1,191,857
Community Bank System, Inc.	28,302	1,700,384
Community Trust Bancorp, Inc.	6,025	244,314
ConnectOne Bancorp, Inc.	15,300	352,818
CrossFirst Bankshares, Inc.*	15,100	197,055
Customers Bancorp, Inc.*	13,600	400,928
CVB Financial Corp.	76,087	1,926,523
Dime Community Bancshares, Inc.	17,832	522,121
Eagle Bancorp, Inc.	15,450	692,469
Eastern Bankshares, Inc.	93,258	1,831,587
Enterprise Bancorp, Inc.	5,200	155,532
Enterprise Financial Services Corp.	17,927	789,505
Equity Bancshares, Inc., Class A	6,500	192,595
Esquire Financial Holdings, Inc.	400	15,020
Farmers & Merchants Bancorp, Inc.(x)	3,100	83,297
Farmers National Banc Corp.	12,800	167,552
FB Financial Corp.	19,016	726,601
Financial Institutions, Inc.	6,900	166,083
First Bancorp (Nasdaq Stock Exchange)	16,410	600,278
First Bancorp (Quotrix Stock Exchange)	98,900	1,352,952
First Bancorp, Inc. (The)	5,219	143,783
First Bancshares, Inc. (The)	7,100	212,077
First Bank	200	2,734
First Busey Corp.	29,559	649,707
First Business Financial Services, Inc.	400	12,924
First Commonwealth Financial Corp.	51,413	660,143
First Community Bankshares, Inc.	6,800	217,804
First Financial Bancorp	54,043	1,139,226
First Financial Bankshares, Inc.	73,748	3,084,879
First Financial Corp.	4,400	198,836
First Foundation, Inc.	25,400	460,756
First Guaranty Bancshares, Inc.(x)	200	4,376
First Internet Bancorp	4,400	148,984
First Interstate BancSystem, Inc., Class A	55,466	2,238,053
First Merchants Corp.	28,377	1,097,622
First Mid Bancshares, Inc.	9,400	300,518
First of Long Island Corp. (The)	10,375	178,865
First Western Financial, Inc.*	300	7,395
Five Star Bancorp(x)	1,200	34,032
Flushing Financial Corp.	10,242	198,388
Fulton Financial Corp.	100,400	1,586,320
FVCBankcorp, Inc.*	400	7,668
German American Bancorp, Inc.	11,850	423,164
Glacier Bancorp, Inc.	57,638	2,831,755
Great Southern Bancorp, Inc.	4,230	241,406
Guaranty Bancshares, Inc.	2,290	79,211
Hancock Whitney Corp.	49,287	2,257,837
Hanmi Financial Corp.	9,400	222,592
HarborOne Bancorp, Inc.	14,124	189,544
HBT Financial, Inc.	2,400	43,560
Heartland Financial USA, Inc.	20,200	875,872
Heritage Commerce Corp.	14,200	161,028
Heritage Financial Corp.	26,162	692,508
Hilltop Holdings, Inc.	42,200	1,048,670
Home BancShares, Inc.	95,901	2,158,732
HomeStreet, Inc.	10,200	293,862
HomeTrust Bancshares, Inc.	7,500	165,750
Hope Bancorp, Inc.	74,114	936,801
Horizon Bancorp, Inc.	13,950	250,542
Independent Bank Corp.	10,100	192,910
Independent Bank Corp./MA	25,437	1,895,820
Independent Bank Group, Inc.	18,155	1,114,535
International Bancshares Corp.	31,590	1,342,575
John Marshall Bancorp, Inc.(x)	1,900	46,664
Lakeland Bancorp, Inc.	31,035	496,870
Lakeland Financial Corp.	13,900	1,012,059
Live Oak Bancshares, Inc.	17,600	538,560
Macatawa Bank Corp.	14,400	133,344
Mercantile Bank Corp.	5,900	175,289
Metrocity Bankshares, Inc.	5,600	109,984

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Metropolitan Bank Holding Corp.*	5,100	$328,236
Mid Penn Bancorp, Inc.	1,400	40,222
Midland States Bancorp, Inc.	8,000	188,560
MidWestOne Financial Group, Inc.	6,000	163,740
MVB Financial Corp.	1,600	44,528
National Bank Holdings Corp., Class A	23,100	854,469
NBT Bancorp, Inc.	24,682	936,682
Nicolet Bankshares, Inc.*	6,200	436,728
Northeast Bank	1,100	40,337
Northwest Bancshares, Inc.	65,110	879,636
OceanFirst Financial Corp.	33,679	627,777
OFG Bancorp	24,000	603,120
Old National Bancorp	149,472	2,461,804
Old Second Bancorp, Inc.	14,700	191,835
Origin Bancorp, Inc.	9,000	346,230
Orrstown Financial Services, Inc.	500	11,960
Pacific Premier Bancorp, Inc.	43,633	1,350,878
Park National Corp.	7,748	964,471
Parke Bancorp, Inc.	400	8,384
Pathward Financial, Inc.	20,900	688,864
PCB Bancorp	1,700	30,719
PCSB Financial Corp.	2,600	46,618
Peapack-Gladstone Financial Corp.	6,500	218,725
Peoples Bancorp, Inc.	9,128	264,073
Peoples Financial Services Corp.	3,400	159,256
Preferred Bank	6,900	450,087
Premier Financial Corp.	19,333	496,858
Primis Financial Corp.	8,300	100,679
Professional Holding Corp., Class A*	1,400	36,316
QCR Holdings, Inc.	5,600	285,264
RBB Bancorp	5,700	118,446
Red River Bancshares, Inc.	1,000	49,430
Renasant Corp.	32,481	1,016,006
Republic Bancorp, Inc., Class A	4,400	168,520
Republic First Bancorp, Inc.*	23,700	67,071
S&T Bancorp, Inc.	21,157	620,112
Sandy Spring Bancorp, Inc.	26,748	943,134
Seacoast Banking Corp. of Florida	32,300	976,429
ServisFirst Bancshares, Inc.	25,400	2,032,000
Shore Bancshares, Inc.	1,800	31,176
Sierra Bancorp	6,866	135,604
Silvergate Capital Corp., Class A*	18,500	1,393,975
Simmons First National Corp., Class A	63,529	1,384,297
SmartFinancial, Inc.	1,500	37,065
South Plains Financial, Inc.	2,100	57,876
Southern First Bancshares, Inc.*	3,400	141,644
Southside Bancshares, Inc.	16,189	572,443
SouthState Corp.	37,766	2,988,046
Stock Yards Bancorp, Inc.	12,250	833,123
Summit Financial Group, Inc.	5,400	145,476
Texas Capital Bancshares, Inc.*	29,400	1,735,482
Third Coast Bancshares, Inc.*	1,400	23,954
Tompkins Financial Corp.	8,400	610,008
Towne Bank	43,921	1,178,400
TriCo Bancshares	22,112	987,301
Triumph Bancorp, Inc.*	12,300	668,505
Trustmark Corp.	38,880	1,190,894
UMB Financial Corp.	25,618	2,159,341
United Bankshares, Inc.	66,864	2,390,388
United Community Banks, Inc.	51,400	1,701,340
Unity Bancorp, Inc.	500	12,555
Univest Financial Corp.	11,225	263,563
USCB Financial Holdings, Inc.(x)*	400	5,244
Valley National Bancorp	217,186	2,345,609
Veritex Holdings, Inc.	29,970	796,902
Washington Federal, Inc.	32,700	980,346
Washington Trust Bancorp, Inc.	8,100	376,488
WesBanco, Inc.	31,167	1,040,043
West Bancorp, Inc.	8,100	168,561
Westamerica Bancorp	14,274	746,387

		112,356,066

Capital Markets (1.5%)
Artisan Partners Asset Management, Inc., Class A	28,900	778,277
AssetMark Financial Holdings, Inc.*	9,100	166,439
Associated Capital Group, Inc., Class A	4,500	165,420
B Riley Financial, Inc.	10,374	461,850
Bakkt Holdings, Inc.(x)*	28,200	64,296
BGC Partners, Inc., Class A	176,900	555,466
Blucora, Inc.*	17,800	344,252
Brightsphere Investment Group, Inc.	16,700	248,997
Cohen & Steers, Inc.	11,909	745,861
Cowen, Inc., Class A	13,150	508,116
Diamond Hill Investment Group, Inc.	1,113	183,645
Donnelley Financial Solutions, Inc.*	15,900	587,823
Federated Hermes, Inc., Class B	54,400	1,801,728
Focus Financial Partners, Inc., Class A*	30,224	952,358
GAMCO Investors, Inc., Class A	7,100	121,055
GCM Grosvenor, Inc., Class A(x)	4,800	37,872
Hamilton Lane, Inc., Class A	17,000	1,013,370
Houlihan Lokey, Inc.	29,000	2,186,020
Manning & Napier, Inc.	1,700	20,859
MarketWise, Inc.*	5,500	12,540
Moelis & Co., Class A	37,800	1,278,018
Open Lending Corp., Class A*	54,100	434,964
Oppenheimer Holdings, Inc., Class A	5,100	157,998
Perella Weinberg Partners	20,200	127,866
Piper Sandler Cos.	8,400	879,816
PJT Partners, Inc., Class A	12,900	861,978
Pzena Investment Management, Inc., Class A	16,711	158,420
Sculptor Capital Management, Inc.	19,500	172,380
Silvercrest Asset Management Group, Inc., Class A	600	9,810
StepStone Group, Inc., Class A	26,600	651,966
StoneX Group, Inc.*	8,700	721,578
Value Line, Inc.	600	26,340
Victory Capital Holdings, Inc., Class A	9,800	228,438
Virtus Investment Partners, Inc.	4,078	650,523
WisdomTree Investments, Inc.	44,600	208,728

		17,525,067

Consumer Finance (0.8%)
Atlanticus Holdings Corp.*	3,600	94,428
Bread Financial Holdings, Inc.	25,200	792,540
Consumer Portfolio Services, Inc.(x)*	1,200	8,724
Curo Group Holdings Corp.	22,000	88,220
Encore Capital Group, Inc.*	15,700	714,036
Enova International, Inc.*	16,213	474,555
EZCORP, Inc., Class A*	24,396	188,093
FirstCash Holdings, Inc.	23,735	1,740,962
Green Dot Corp., Class A*	32,600	618,748
LendingClub Corp.*	49,700	549,185
LendingTree, Inc.*	6,100	145,546
Moneylion, Inc.(x)*	25,700	22,940
Navient Corp.	58,600	860,834
Nelnet, Inc., Class A	11,669	924,068
NerdWallet, Inc., Class A(x)*	11,300	100,231
Oportun Financial Corp.*	6,400	27,968

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
OppFi, Inc.(x)*	3,300	$7,590
PRA Group, Inc.*	29,048	954,517
PROG Holdings, Inc.*	37,400	560,252
Regional Management Corp.	4,600	128,984
Sunlight Financial Holdings, Inc.(x)*	13,900	17,236
World Acceptance Corp.(x)*	2,481	240,211

		9,259,868

Diversified Financial Services (0.3%)
Alerus Financial Corp.	2,500	55,250
A-Mark Precious Metals, Inc.	7,400	210,086
Banco Latinoamericano de Comercio Exterior SA, Class E	15,381	200,876
Cannae Holdings, Inc.*	49,100	1,014,406
Compass Diversified Holdings	30,500	550,830
Jackson Financial, Inc., Class A	38,100	1,057,275
SWK Holdings Corp.(x)*	200	3,400

		3,092,123

Insurance (2.1%)
Ambac Financial Group, Inc.*	19,600	249,900
American Equity Investment Life Holding Co.	39,293	1,465,236
AMERISAFE, Inc.	11,000	514,030
Argo Group International Holdings Ltd.	19,085	367,577
Bright Health Group, Inc.(x)*	120,000	126,000
BRP Group, Inc., Class A*	29,500	777,325
CNO Financial Group, Inc.	60,901	1,094,391
Crawford & Co., Class A	300	1,722
Donegal Group, Inc., Class A	11,744	158,427
eHealth, Inc.*	11,700	45,747
Employers Holdings, Inc.	19,801	682,936
Enstar Group Ltd.*	6,588	1,117,259
Genworth Financial, Inc., Class A*	286,600	1,003,100
Goosehead Insurance, Inc., Class A*	9,200	327,888
Greenlight Capital Re Ltd., Class A*	14,793	110,060
HCI Group, Inc.(x)	3,500	137,200
Hippo Holdings, Inc.(x)*	3,952	73,112
Horace Mann Educators Corp.	23,137	816,505
Investors Title Co.	800	112,800
James River Group Holdings Ltd.	16,900	385,489
Kinsale Capital Group, Inc.	10,500	2,681,910
Lemonade, Inc.(x)*	20,300	429,954
MBIA, Inc.*	33,200	305,440
Mercury General Corp.	13,500	383,670
National Western Life Group, Inc., Class A	1,000	170,800
NI Holdings, Inc.*	1,600	21,376
Oscar Health, Inc., Class A*	49,700	248,003
Palomar Holdings, Inc.*	10,600	887,432
ProAssurance Corp.	29,900	583,349
RLI Corp.	21,996	2,251,950
Root, Inc., Class A(x)*	2,222	17,509
Safety Insurance Group, Inc.	8,375	683,065
Selective Insurance Group, Inc.	32,832	2,672,525
Selectquote, Inc.*	92,977	67,873
SiriusPoint Ltd.*	38,700	191,565
Stewart Information Services Corp.	12,727	555,406
Tiptree, Inc.	12,000	129,120
Trean Insurance Group, Inc.*	2,800	9,520
Trupanion, Inc.(x)*	19,900	1,182,657
United Fire Group, Inc.	8,264	237,425
Universal Insurance Holdings, Inc.	15,600	153,660

		23,430,913

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT)	2,700	41,310
Angel Oak Mortgage, Inc. (REIT)(x)	900	10,782
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,507	718,008
Arbor Realty Trust, Inc. (REIT)	73,100	840,650
Ares Commercial Real Estate Corp. (REIT)	21,900	228,855
ARMOUR Residential REIT, Inc. (REIT)(x)	38,400	187,008
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	86,700	2,023,578
BrightSpire Capital, Inc. (REIT)	31,100	196,241
Broadmark Realty Capital, Inc. (REIT)(x)	74,700	381,717
Chicago Atlantic Real Estate Finance, Inc. (REIT)	1,100	15,851
Chimera Investment Corp. (REIT)(x)	111,400	581,508
Claros Mortgage Trust, Inc. (REIT)(x)	46,400	544,736
Dynex Capital, Inc. (REIT)	13,500	157,275
Ellington Financial, Inc. (REIT)(x)	27,300	310,401
Franklin BSP Realty Trust, Inc. (REIT)(x)	42,443	457,111
Granite Point Mortgage Trust, Inc. (REIT)	22,100	142,324
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	40,900	1,224,137
Invesco Mortgage Capital, Inc. (REIT)	31,679	351,637
KKR Real Estate Finance Trust, Inc. (REIT)	26,100	424,125
Ladder Capital Corp. (REIT)	65,148	583,726
MFA Financial, Inc. (REIT)	65,875	512,508
New York Mortgage Trust, Inc. (REIT)(x)	217,000	507,780
Nexpoint Real Estate Finance, Inc. (REIT)	2,100	31,458
Orchid Island Capital, Inc. (REIT)(x)	16,859	138,244
PennyMac Mortgage Investment Trust (REIT)	50,745	597,776
Ready Capital Corp. (REIT)	27,156	275,362
Redwood Trust, Inc. (REIT)(x)	54,691	313,926
TPG RE Finance Trust, Inc. (REIT)	23,800	166,600
Two Harbors Investment Corp. (REIT)	159,000	527,880

		12,492,514

Thrifts & Mortgage Finance (1.5%)
Axos Financial, Inc.*	34,600	1,184,358
Blue Foundry Bancorp(x)*	1,300	14,495
Bridgewater Bancshares, Inc.*	6,300	103,761
Capitol Federal Financial, Inc.	78,900	654,870
Columbia Financial, Inc.*	19,400	409,922
Enact Holdings, Inc.(x)	9,000	199,530
Essent Group Ltd.	53,100	1,851,597
Federal Agricultural Mortgage Corp., Class C	3,700	366,818
Finance of America Cos., Inc., Class A(x)*	2,300	3,404
Flagstar Bancorp, Inc.	29,400	981,960
Greene County Bancorp, Inc.	1,100	62,997
Hingham Institution For Savings (The)	700	175,777
Home Bancorp, Inc.	4,200	163,758
Home Point Capital, Inc.(x)	1,000	1,540
Kearny Financial Corp.	60,911	646,875
Luther Burbank Corp.	12,200	141,764
Merchants Bancorp	7,850	181,099
Mr Cooper Group, Inc.*	36,588	1,481,814

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
NMI Holdings, Inc., Class A*	46,600	$949,242
Northfield Bancorp, Inc.	14,683	210,114
PennyMac Financial Services, Inc.	18,300	785,070
Provident Bancorp, Inc.	700	10,017
Provident Financial Services, Inc.	40,315	786,142
Radian Group, Inc.	103,400	1,994,586
Southern Missouri Bancorp, Inc.	4,300	219,429
Sterling Bancorp, Inc.*	1,900	11,457
TrustCo Bank Corp.	6,690	210,200
Velocity Financial, Inc.*	200	2,168
Walker & Dunlop, Inc.	15,945	1,335,075
Waterstone Financial, Inc.	11,200	180,992
WSFS Financial Corp.	35,045	1,628,191

		16,949,022

Total Financials		195,105,573

Health Care (18.3%)
Biotechnology (8.2%)
2seventy bio, Inc.(x)*	19,033	276,930
4D Molecular Therapeutics, Inc.(x)*	8,900	71,556
Aadi Bioscience, Inc.*	2,700	38,151
ACADIA Pharmaceuticals, Inc.*	62,200	1,017,592
Adicet Bio, Inc.(x)*	12,900	183,438
ADMA Biologics, Inc.(x)*	46,000	111,780
Aerovate Therapeutics, Inc.(x)*	1,900	31,502
Affimed NV*	72,300	148,938
Agenus, Inc.*	118,700	243,335
Agios Pharmaceuticals, Inc.*	32,000	904,960
Akero Therapeutics, Inc.(x)*	19,500	663,975
Albireo Pharma, Inc.*	12,400	240,064
Alector, Inc.*	26,800	253,528
Alkermes plc*	83,300	1,860,089
Allogene Therapeutics, Inc.(x)*	28,051	302,951
Allovir, Inc.(x)*	15,100	119,139
Alpine Immune Sciences, Inc.(x)*	3,600	25,920
ALX Oncology Holdings, Inc.(x)*	16,700	159,819
Amicus Therapeutics, Inc.*	145,700	1,521,108
AnaptysBio, Inc.(x)*	14,000	357,140
Anavex Life Sciences Corp.(x)*	32,200	332,304
Anika Therapeutics, Inc.*	11,100	264,180
Apellis Pharmaceuticals, Inc.*	45,800	3,128,140
Arbutus Biopharma Corp.(x)*	31,800	60,738
Arcellx, Inc.(x)*	11,700	219,609
Arcturus Therapeutics Holdings, Inc.*	12,200	180,804
Arcus Biosciences, Inc.*	25,900	677,544
Arcutis Biotherapeutics, Inc.*	11,000	210,210
Arrowhead Pharmaceuticals, Inc.*	57,500	1,900,375
Atara Biotherapeutics, Inc.*	65,900	249,102
Aura Biosciences, Inc.*	2,200	39,864
Aurinia Pharmaceuticals, Inc.(x)*	67,600	508,352
Avid Bioservices, Inc.*	26,500	506,680
Avidity Biosciences, Inc.*	24,600	401,718
Beam Therapeutics, Inc.(x)*	32,000	1,524,480
BioCryst Pharmaceuticals, Inc.*	95,400	1,202,040
Biohaven Pharmaceutical Holding Co. Ltd.*	31,400	4,746,738
Bioxcel Therapeutics, Inc.(x)*	16,300	192,666
Bluebird Bio, Inc.(x)*	111,800	707,694
Blueprint Medicines Corp.*	30,500	2,009,645
Bridgebio Pharma, Inc.*	56,351	560,129
C4 Therapeutics, Inc.*	26,600	233,282
CareDx, Inc.*	26,900	457,838
Caribou Biosciences, Inc.(x)*	20,900	220,495
Catalyst Pharmaceuticals, Inc.*	74,800	959,684
Celldex Therapeutics, Inc.*	20,300	570,633
Celularity, Inc., Class A*	12,800	29,568
Century Therapeutics, Inc.(x)*	3,100	30,659
Cerevel Therapeutics Holdings, Inc.*	27,400	774,324
ChemoCentryx, Inc.*	29,300	1,513,638
Chimerix, Inc.*	114,600	221,178
Chinook Therapeutics, Inc.*	17,160	337,366
Cogent Biosciences, Inc.(x)*	39,700	592,324
Coherus Biosciences, Inc.*	41,500	398,815
Crinetics Pharmaceuticals, Inc.*	26,500	520,460
CTI BioPharma Corp.(x)*	54,700	318,354
Cullinan Oncology, Inc.(x)*	14,800	189,736
Cytokinetics, Inc.*	40,200	1,947,690
Day One Biopharmaceuticals, Inc.(x)*	22,000	440,660
Deciphera Pharmaceuticals, Inc.*	21,700	401,450
Denali Therapeutics, Inc.*	47,200	1,448,568
Design Therapeutics, Inc.(x)*	10,800	180,576
Dynavax Technologies Corp.(x)*	53,050	553,842
Dyne Therapeutics, Inc.*	8,300	105,410
Eagle Pharmaceuticals, Inc.*	6,200	163,804
Editas Medicine, Inc.*	32,200	394,128
Eiger BioPharmaceuticals, Inc.*	15,900	119,727
Emergent BioSolutions, Inc.*	24,900	522,651
Enanta Pharmaceuticals, Inc.*	8,900	461,643
Enochian Biosciences, Inc.(x)*	10,400	18,824
EQRx, Inc.(x)*	68,300	338,085
Erasca, Inc.(x)*	25,200	196,560
Fate Therapeutics, Inc.*	40,500	907,605
FibroGen, Inc.*	48,500	630,985
Foghorn Therapeutics, Inc.(x)*	3,600	30,888
Forma Therapeutics Holdings, Inc.*	25,800	514,710
Gelesis Holdings, Inc.(x)*	1,800	1,944
Generation Bio Co.*	28,887	153,390
Geron Corp.*	340,211	796,094
Global Blood Therapeutics, Inc.*	31,100	2,117,910
Gossamer Bio, Inc.*	29,300	351,014
GreenLight Biosciences Holdings PBC(x)*	5,200	12,064
Halozyme Therapeutics, Inc.*	71,935	2,844,310
Heron Therapeutics, Inc.(x)*	85,400	360,388
HilleVax, Inc.(x)*	3,100	52,979
Humacyte, Inc.(x)*	8,400	27,384
Icosavax, Inc.(x)*	6,600	20,856
Ideaya Biosciences, Inc.*	13,100	195,452
IGM Biosciences, Inc.(x)*	9,700	220,578
Imago Biosciences, Inc.(x)*	4,100	61,705
ImmunityBio, Inc.(x)*	62,000	308,140
ImmunoGen, Inc.*	126,168	603,083
Immunovant, Inc.*	46,700	260,586
Inhibrx, Inc.*	19,600	351,820
Inovio Pharmaceuticals, Inc.(x)*	137,700	237,532
Insmed, Inc.*	58,700	1,264,398
Instil Bio, Inc.(x)*	28,600	138,424
Intellia Therapeutics, Inc.*	38,400	2,148,864
Intercept Pharmaceuticals, Inc.(x)*	16,500	230,175
Invivyd, Inc.(x)*	27,500	86,075
Iovance Biotherapeutics, Inc.*	76,000	728,080
Ironwood Pharmaceuticals, Inc.*	68,900	713,804
iTeos Therapeutics, Inc.*	11,400	217,170
IVERIC bio, Inc.*	53,000	950,820
Janux Therapeutics, Inc.*	2,700	36,558
Jounce Therapeutics, Inc.*	38,300	89,622
KalVista Pharmaceuticals, Inc.*	13,900	201,689
Karuna Therapeutics, Inc.*	15,080	3,391,944
Karyopharm Therapeutics, Inc.*	62,500	341,250
Keros Therapeutics, Inc.*	7,200	270,864
Kezar Life Sciences, Inc.*	37,900	326,319
Kiniksa Pharmaceuticals Ltd., Class A*	23,300	299,172

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Kinnate Biopharma, Inc.(x)*	5,400	$64,530
Kodiak Sciences, Inc.*	29,600	229,104
Kronos Bio, Inc.*	29,400	98,490
Krystal Biotech, Inc.*	13,500	940,950
Kura Oncology, Inc.*	30,800	420,728
Kymera Therapeutics, Inc.*	15,000	326,550
Lexicon Pharmaceuticals, Inc.*	85,011	204,026
Ligand Pharmaceuticals, Inc.*	9,726	837,506
Lyell Immunopharma, Inc.(x)*	75,309	552,015
MacroGenics, Inc.*	55,500	192,030
Madrigal Pharmaceuticals, Inc.*	6,600	428,934
MannKind Corp.(x)*	120,800	373,272
MeiraGTx Holdings plc*	17,600	148,016
Mersana Therapeutics, Inc.*	44,400	300,144
MiMedx Group, Inc.*	57,600	165,312
Mirum Pharmaceuticals, Inc.*	10,400	218,504
Monte Rosa Therapeutics, Inc.(x)*	5,800	47,386
Morphic Holding, Inc.*	10,700	302,810
Myriad Genetics, Inc.*	39,400	751,752
Nkarta, Inc.(x)*	41,500	546,140
Nurix Therapeutics, Inc.*	16,300	212,389
Nuvalent, Inc., Class A(x)*	7,400	143,856
Ocugen, Inc.(x)*	95,900	170,702
Organogenesis Holdings, Inc.*	44,100	142,884
Outlook Therapeutics, Inc.(x)*	33,300	40,626
Pardes Biosciences, Inc.*	3,900	7,215
PDL BioPharma, Inc.(r)(x)*	111,727	51,288
PepGen, Inc.*	2,000	18,160
PMV Pharmaceuticals, Inc.(x)*	17,300	205,870
Point Biopharma Global, Inc.(x)*	22,500	173,925
Praxis Precision Medicines, Inc.*	59,100	134,157
Precigen, Inc.(x)*	93,700	198,644
Prometheus Biosciences, Inc.*	15,200	896,952
Protagonist Therapeutics, Inc.*	21,400	180,402
Prothena Corp. plc*	17,700	1,073,151
PTC Therapeutics, Inc.*	39,200	1,967,840
Rallybio Corp.(x)*	2,700	39,069
RAPT Therapeutics, Inc.*	19,100	459,546
Recursion Pharmaceuticals, Inc., Class A(x)*	58,581	623,302
REGENXBIO, Inc.*	22,900	605,247
Relay Therapeutics, Inc.*	35,500	794,135
Replimune Group, Inc.*	15,300	264,231
REVOLUTION Medicines, Inc.*	30,800	607,376
Rigel Pharmaceuticals, Inc.*	238,440	281,359
Rocket Pharmaceuticals, Inc.*	18,900	301,644
Sage Therapeutics, Inc.*	26,300	1,029,908
Sana Biotechnology, Inc.(x)*	43,800	262,800
Sangamo Therapeutics, Inc.*	56,900	278,810
Seres Therapeutics, Inc.*	63,400	407,028
Sorrento Therapeutics, Inc.(x)*	135,400	212,578
SpringWorks Therapeutics, Inc.*	15,200	433,656
Stoke Therapeutics, Inc.*	14,800	190,032
Sutro Biopharma, Inc.*	37,800	209,790
Syndax Pharmaceuticals, Inc.*	26,700	641,601
Talaris Therapeutics, Inc.*	7,000	18,410
Tango Therapeutics, Inc.(x)*	6,100	22,082
Tenaya Therapeutics, Inc.(x)*	3,600	10,440
TG Therapeutics, Inc.*	62,900	372,368
Travere Therapeutics, Inc.*	27,600	680,064
Twist Bioscience Corp.*	25,712	906,091
Tyra Biosciences, Inc.(x)*	1,300	11,427
Vanda Pharmaceuticals, Inc.*	34,800	343,824
Vaxart, Inc.(x)*	73,100	159,358
Vaxcyte, Inc.*	21,600	518,400
VBI Vaccines, Inc.(x)*	154,500	109,046
Vera Therapeutics, Inc.(x)*	1,800	38,358
Veracyte, Inc.*	32,400	537,840
Vericel Corp.*	22,000	510,400
Verve Therapeutics, Inc.(x)*	18,500	635,475
Vir Biotechnology, Inc.*	36,800	709,504
Viridian Therapeutics, Inc.*	6,700	137,417
VistaGen Therapeutics, Inc.*	177,000	26,922
Xencor, Inc.*	32,400	841,752
Y-mAbs Therapeutics, Inc.*	17,400	250,908
Zentalis Pharmaceuticals, Inc.*	16,154	349,896

		92,911,898

Health Care Equipment & Supplies (4.1%)
Alphatec Holdings, Inc.*	51,000	445,740
AngioDynamics, Inc.*	18,900	386,694
Artivion, Inc.*	18,168	251,445
AtriCure, Inc.*	27,900	1,090,890
Atrion Corp.	900	508,500
Avanos Medical, Inc.*	26,400	574,992
Axogen, Inc.*	26,200	312,304
Axonics, Inc.*	21,600	1,521,504
BioLife Solutions, Inc.*	12,800	291,200
Bioventus, Inc., Class A(x)*	14,862	104,034
Butterfly Network, Inc.(x)*	92,800	436,160
Cardiovascular Systems, Inc.*	18,400	255,024
Cerus Corp.*	94,100	338,760
CONMED Corp.	15,887	1,273,661
CryoPort, Inc.*	19,400	472,584
Cue Health, Inc.(x)*	35,300	106,253
Cutera, Inc.*	8,900	405,840
Embecta Corp.	28,900	832,031
Figs, Inc., Class A(x)*	64,300	530,475
Glaukos Corp.*	23,122	1,231,015
Haemonetics Corp.*	26,200	1,939,586
Heska Corp.*	5,000	364,600
Inari Medical, Inc.*	24,299	1,765,079
Inogen, Inc.*	9,400	228,232
Inspire Medical Systems, Inc.*	15,200	2,696,024
Integer Holdings Corp.*	17,618	1,096,368
iRadimed Corp.	5,300	159,318
iRhythm Technologies, Inc.*	16,100	2,017,008
Lantheus Holdings, Inc.*	35,000	2,461,550
LeMaitre Vascular, Inc.	9,300	471,324
LivaNova plc*	28,000	1,421,560
Meridian Bioscience, Inc.*	25,777	812,749
Merit Medical Systems, Inc.*	26,107	1,475,307
Mesa Laboratories, Inc.	2,400	337,992
Nano-X Imaging Ltd.(x)*	9,900	113,553
Neogen Corp.*	61,244	855,579
Nevro Corp.*	19,500	908,700
NuVasive, Inc.*	28,609	1,253,360
Omnicell, Inc.*	23,355	2,032,586
OraSure Technologies, Inc.*	69,086	261,836
Orthofix Medical, Inc.*	10,000	191,100
OrthoPediatrics Corp.*	5,800	267,612
Outset Medical, Inc.*	23,700	377,541
Owlet, Inc.(x)*	9,000	9,630
Paragon 28, Inc.(x)*	23,200	413,424
PROCEPT BioRobotics Corp.(x)*	12,900	534,834
Pulmonx Corp.(x)*	13,100	218,246
RxSight, Inc.*	2,000	24,000
SeaSpine Holdings Corp.*	19,000	107,920
Senseonics Holdings, Inc.(x)*	215,800	284,856
Shockwave Medical, Inc.*	17,623	4,900,428
SI-BONE, Inc.*	14,900	260,154
Sight Sciences, Inc.(x)*	6,300	40,005
Silk Road Medical, Inc.*	18,400	828,000
STAAR Surgical Co.*	24,800	1,749,640
Surmodics, Inc.*	7,821	237,758

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Tactile Systems Technology, Inc.*	21,300	$165,927
Tenon Medical, Inc.*	5,600	7,336
TransMedics Group, Inc.*	9,600	400,704
Treace Medical Concepts, Inc.*	13,300	293,531
UFP Technologies, Inc.*	2,900	248,936
Utah Medical Products, Inc.	2,600	221,806
Varex Imaging Corp.*	21,700	458,738
Vicarious Surgical, Inc.(x)*	7,100	23,785
ViewRay, Inc.*	96,300	350,532
Zimvie, Inc.*	5,500	54,285
Zynex, Inc.(x)	25,600	232,192

		46,944,337

Health Care Providers & Services (3.1%)
1Life Healthcare, Inc.*	90,900	1,558,935
23andMe Holding Co.(x)*	98,700	282,282
Accolade, Inc.*	39,296	448,760
AdaptHealth Corp.*	40,997	769,924
Addus HomeCare Corp.*	7,100	676,204
Agiliti, Inc.(x)*	11,200	160,272
AirSculpt Technologies, Inc.(x)	3,700	23,791
Alignment Healthcare, Inc.*	40,300	477,152
AMN Healthcare Services, Inc.*	22,500	2,384,100
Apollo Medical Holdings, Inc.(x)*	18,800	733,200
ATI Physical Therapy, Inc.(x)*	13,200	13,200
Aveanna Healthcare Holdings, Inc.*	22,800	34,200
Brookdale Senior Living, Inc.*	105,100	448,777
Cano Health, Inc.*	81,600	707,472
CareMax, Inc.*	10,900	77,281
Castle Biosciences, Inc.*	11,100	289,488
Clover Health Investments Corp.*	192,300	326,910
Community Health Systems, Inc.*	64,500	138,675
CorVel Corp.*	4,600	636,778
Covetrus, Inc.*	64,600	1,348,848
Cross Country Healthcare, Inc.*	28,895	819,751
DocGo, Inc.*	25,600	253,952
Ensign Group, Inc. (The)	29,000	2,305,500
Fulgent Genetics, Inc.*	10,400	396,448
Hanger, Inc.*	20,600	385,632
HealthEquity, Inc.*	43,400	2,915,178
Hims & Hers Health, Inc.*	47,700	266,166
Innovage Holding Corp.(x)*	18,200	107,016
Invitae Corp.(x)*	104,100	256,086
Joint Corp. (The)*	9,400	147,674
LHC Group, Inc.*	15,007	2,456,046
LifeStance Health Group, Inc.(x)*	39,500	261,490
ModivCare, Inc.*	6,823	680,117
National HealthCare Corp.	7,300	462,382
National Research Corp.	7,625	303,475
Oncology Institute, Inc. (The)(x)*	2,400	11,112
OPKO Health, Inc.*	232,400	439,236
Option Care Health, Inc.*	76,075	2,394,080
Owens & Minor, Inc.	37,000	891,700
P3 Health Partners, Inc.(x)*	2,500	11,550
Patterson Cos., Inc.	46,100	1,107,322
Pediatrix Medical Group, Inc.*	48,100	794,131
Pennant Group, Inc. (The)*	14,400	149,904
PetIQ, Inc.*	13,000	89,700
Privia Health Group, Inc.*	21,300	725,478
Progyny, Inc.*	32,800	1,215,568
R1 RCM, Inc.*	68,300	1,265,599
RadNet, Inc.*	24,900	506,715
Select Medical Holdings Corp.	59,703	1,319,436
Sema4 Holdings Corp.(x)*	40,900	35,890
Surgery Partners, Inc.*	16,500	386,100
US Physical Therapy, Inc.	7,007	532,672

		35,429,355

Health Care Technology (0.6%)
Allscripts Healthcare Solutions, Inc.*	72,600	1,105,698
American Well Corp., Class A*	101,100	362,949
Babylon Holdings Ltd., Class A(x)*	17,500	8,265
Computer Programs and Systems, Inc.*	10,002	278,856
Convey Health Solutions Holdings, Inc.(x)*	20,600	216,506
Evolent Health, Inc., Class A*	37,900	1,361,747
Health Catalyst, Inc.*	23,200	225,040
HealthStream, Inc.*	13,000	276,380
Multiplan Corp.(x)*	165,600	473,616
NextGen Healthcare, Inc.*	30,476	539,425
Nutex Health, Inc.(x)*	54,900	82,350
OptimizeRx Corp.*	10,800	160,056
Phreesia, Inc.*	24,800	631,904
Schrodinger, Inc.*	23,495	586,905
Sharecare, Inc.(x)*	43,100	81,890
Simulations Plus, Inc.	6,900	334,926

		6,726,513

Life Sciences Tools & Services (0.6%)
AbCellera Biologics, Inc.(x)*	104,400	1,032,516
Absci Corp.(x)*	9,600	30,048
Adaptive Biotechnologies Corp.*	56,200	400,144
Akoya Biosciences, Inc.*	5,400	63,450
Alpha Teknova, Inc.*	1,900	6,346
Berkeley Lights, Inc.*	43,600	124,696
Bionano Genomics, Inc.(x)*	146,100	267,363
Codexis, Inc.*	28,500	172,710
Cytek Biosciences, Inc.(x)*	49,535	729,155
Inotiv, Inc.(x)*	7,900	133,115
MaxCyte, Inc.(x)*	14,800	96,200
Medpace Holdings, Inc.*	15,700	2,467,569
NanoString Technologies, Inc.*	21,900	279,663
Nautilus Biotechnology, Inc.(x)*	6,300	13,356
NeoGenomics, Inc.*	58,200	501,102
Pacific Biosciences of California, Inc.(x)*	97,600	566,568
Quanterix Corp.*	12,900	142,158
Quantum-Si, Inc.(x)*	19,700	54,175
Science 37 Holdings, Inc.(x)*	17,200	27,692
Seer, Inc.*	25,500	197,370
Singular Genomics Systems, Inc.(x)*	7,700	19,250
SomaLogic, Inc.(x)*	75,400	218,660

		7,543,306

Pharmaceuticals (1.7%)
Aclaris Therapeutics, Inc.*	19,200	302,208
Aerie Pharmaceuticals, Inc.*	31,500	476,595
Amneal Pharmaceuticals, Inc.*	71,166	143,755
Amphastar Pharmaceuticals, Inc.*	20,500	576,050
Amylyx Pharmaceuticals, Inc.*	18,057	508,305
AN2 Therapeutics, Inc.(x)*	1,300	22,594
ANI Pharmaceuticals, Inc.*	6,850	220,159
Arvinas, Inc.*	23,000	1,023,270
Atea Pharmaceuticals, Inc.*	33,500	190,615
Athira Pharma, Inc.(x)*	51,900	154,143
Axsome Therapeutics, Inc.*	18,800	838,856
Cara Therapeutics, Inc.*	25,500	238,680
Cassava Sciences, Inc.(x)*	17,700	740,214
CinCor Pharma, Inc.*	6,900	226,458
Collegium Pharmaceutical, Inc.*	21,600	346,032
Corcept Therapeutics, Inc.*	44,400	1,138,416
DICE Therapeutics, Inc.(x)*	13,100	265,668
Edgewise Therapeutics, Inc.(x)*	7,900	77,736
Esperion Therapeutics, Inc.(x)*	26,800	179,560
Evolus, Inc.*	33,100	266,455
EyePoint Pharmaceuticals, Inc.(x)*	4,300	34,013

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Fulcrum Therapeutics, Inc.(x)*	24,800	$200,632
Harmony Biosciences Holdings, Inc.*	11,500	509,335
Innoviva, Inc.*	22,000	255,420
Intra-Cellular Therapies, Inc.*	46,200	2,149,686
Liquidia Corp.*	37,000	201,280
Nektar Therapeutics(x)*	91,500	292,800
NGM Biopharmaceuticals, Inc.*	18,400	240,672
Nuvation Bio, Inc.*	80,880	181,171
Ocular Therapeutix, Inc.*	50,500	209,575
Pacira BioSciences, Inc.*	22,400	1,191,456
Phathom Pharmaceuticals, Inc.(x)*	12,400	137,392
Phibro Animal Health Corp., Class A	10,550	140,209
Prestige Consumer Healthcare, Inc.*	30,000	1,494,900
Provention Bio, Inc.(x)*	51,100	229,950
Reata Pharmaceuticals, Inc., Class A(x)*	14,300	359,359
Relmada Therapeutics, Inc.*	9,200	340,584
Revance Therapeutics, Inc.*	35,600	961,200
SIGA Technologies, Inc.(x)	33,500	345,050
Supernus Pharmaceuticals, Inc.*	26,600	900,410
Tarsus Pharmaceuticals, Inc.(x)*	4,500	77,040
Theravance Biopharma, Inc.*	34,900	353,886
Theseus Pharmaceuticals, Inc.(x)*	2,400	13,920
Tricida, Inc.(x)*	8,900	93,272
Ventyx Biosciences, Inc.(x)*	5,300	185,023
Xeris Biopharma Holdings, Inc.(x)*	24,100	37,596

		19,071,600

Total Health Care		208,627,009

Industrials (14.6%)
Aerospace & Defense (0.8%)
AAR Corp.*	19,112	684,592
Aerojet Rocketdyne Holdings, Inc.*	39,500	1,579,605
AeroVironment, Inc.*	11,721	977,062
AerSale Corp.(x)*	3,000	55,620
Archer Aviation, Inc., Class A*	17,900	46,719
Astronics Corp.*	11,800	92,748
Cadre Holdings, Inc.(x)	2,300	55,338
Ducommun, Inc.*	3,200	126,912
Kaman Corp.	16,492	460,622
Kratos Defense & Security Solutions, Inc.*	61,400	623,824
Maxar Technologies, Inc.	39,600	741,312
Moog, Inc., Class A	18,453	1,298,168
National Presto Industries, Inc.	1,200	78,060
Park Aerospace Corp.(x)	10,972	121,131
Parsons Corp.*	13,700	537,040
Rocket Lab USA, Inc.*	107,500	437,525
Terran Orbital Corp.(x)*	2,300	4,071
Triumph Group, Inc.*	27,800	238,802
V2X, Inc.*	1,400	49,560
Virgin Galactic Holdings, Inc.(x)*	115,100	542,121

		8,750,832

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	29,600	713,064
Atlas Air Worldwide Holdings, Inc.(x)*	14,427	1,378,788
Forward Air Corp.	17,240	1,556,083
Hub Group, Inc., Class A*	19,133	1,319,794
Radiant Logistics, Inc.*	18,900	107,541

		5,075,270

Airlines (0.3%)
Allegiant Travel Co.*	7,677	560,267
Frontier Group Holdings, Inc.(x)*	33,000	320,100
Hawaiian Holdings, Inc.*	30,500	401,075
Joby Aviation, Inc.(x)*	126,600	548,178
SkyWest, Inc.*	29,600	481,296
Spirit Airlines, Inc.	50,200	944,764
Sun Country Airlines Holdings, Inc.(x)*	16,400	223,204

		3,478,884

Building Products (1.3%)
AAON, Inc.	23,400	1,260,792
American Woodmark Corp.*	9,600	421,056
Apogee Enterprises, Inc.	16,000	611,520
Caesarstone Ltd.(x)	11,600	107,996
CSW Industrials, Inc.	8,400	1,006,320
Gibraltar Industries, Inc.*	18,300	749,019
Griffon Corp.	26,643	786,501
Insteel Industries, Inc.	9,600	254,688
Janus International Group, Inc.*	41,200	367,504
JELD-WEN Holding, Inc.*	38,226	334,477
Masonite International Corp.*	13,600	969,544
PGT Innovations, Inc.*	32,500	681,200
Quanex Building Products Corp.	16,667	302,673
Resideo Technologies, Inc.*	71,900	1,370,414
Simpson Manufacturing Co., Inc.	24,019	1,883,090
UFP Industries, Inc.	34,362	2,479,562
View, Inc.(x)*	4,900	6,566
Zurn Elkay Water Solutions Corp.	61,600	1,509,200

		15,102,122

Commercial Services & Supplies (1.4%)
ABM Industries, Inc.	37,032	1,415,733
ACCO Brands Corp.	39,186	192,012
ACV Auctions, Inc., Class A*	56,800	408,392
Aris Water Solution, Inc., Class A	2,900	37,004
Brady Corp., Class A	26,841	1,120,075
BrightView Holdings, Inc.*	8,700	69,078
Brink’s Co. (The)	28,400	1,375,696
Casella Waste Systems, Inc., Class A*	24,900	1,902,111
Cimpress plc*	11,300	276,624
CoreCivic, Inc. (REIT)*	66,800	590,512
Deluxe Corp.	28,261	470,546
Ennis, Inc.	7,056	142,037
GEO Group, Inc. (The)(x)*	37,300	287,210
Harsco Corp.*	46,800	175,032
Healthcare Services Group, Inc.	39,869	482,016
Heritage-Crystal Clean, Inc.*	7,400	218,818
HNI Corp.	26,241	695,649
Interface, Inc.	29,998	269,682
KAR Auction Services, Inc.*	75,000	837,750
Kimball International, Inc., Class B	7,700	48,433
Li-Cycle Holdings Corp.(x)*	66,700	354,844
Matthews International Corp., Class A	18,459	413,666
MillerKnoll, Inc.	41,589	648,788
Montrose Environmental Group, Inc.*	11,600	390,340
NL Industries, Inc.	4,745	36,679
Pitney Bowes, Inc.	105,800	246,514
SP Plus Corp.*	11,900	372,708
Steelcase, Inc., Class A	47,972	312,778
UniFirst Corp.	8,805	1,481,265
Viad Corp.*	8,224	259,714
VSE Corp.	2,500	88,500

		15,620,206

Construction & Engineering (1.4%)
Ameresco, Inc., Class A*	14,300	950,664
API Group Corp.*	106,700	1,415,909
Arcosa, Inc.	27,700	1,583,886
Argan, Inc.	2,300	73,991
Comfort Systems USA, Inc.	20,943	2,038,382

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Partners, Inc., Class A*	14,800	$388,204
Dycom Industries, Inc.*	17,616	1,682,856
EMCOR Group, Inc.	25,599	2,956,173
Fluor Corp.*	81,800	2,036,002
Granite Construction, Inc.	26,535	673,724
Great Lakes Dredge & Dock Corp.*	31,400	238,012
IES Holdings, Inc.*	3,500	96,670
Infrastructure and Energy Alternatives, Inc.*	13,200	178,728
MYR Group, Inc.*	8,500	720,205
Northwest Pipe Co.*	200	5,620
NV5 Global, Inc.*	5,700	705,774
Primoris Services Corp.	21,800	354,250
Sterling Infrastructure, Inc.*	2,700	57,969
Tutor Perini Corp.*	13,095	72,284

		16,229,303

Electrical Equipment (1.3%)
Allied Motion Technologies, Inc.	2,750	78,705
Array Technologies, Inc.*	66,300	1,099,254
Atkore, Inc.*	21,700	1,688,477
AZZ, Inc.	14,686	536,186
Babcock & Wilcox Enterprises, Inc.*	3,000	19,140
Blink Charging Co.(x)*	18,900	334,908
Bloom Energy Corp., Class A*	82,900	1,657,171
Encore Wire Corp.	11,728	1,355,053
Energy Vault Holdings, Inc.*	4,800	25,344
EnerSys	25,239	1,468,153
Enovix Corp.(x)*	54,800	1,004,758
Fluence Energy, Inc.(x)*	24,200	353,078
FuelCell Energy, Inc.(x)*	160,000	545,600
GrafTech International Ltd.	88,500	381,435
NuScale Power Corp.(x)*	19,700	230,096
Powell Industries, Inc.	2,800	59,024
Preformed Line Products Co.	100	7,115
Shoals Technologies Group, Inc., Class A*	56,400	1,215,420
Stem, Inc.*	57,960	773,186
SunPower Corp.(x)*	43,100	993,024
Thermon Group Holdings, Inc.*	8,200	126,362
TPI Composites, Inc.*	16,400	184,992
Vicor Corp.*	9,500	561,830

		14,698,311

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	3,700	81,770

Machinery (3.7%)
Alamo Group, Inc.	5,500	672,485
Albany International Corp., Class A	16,491	1,299,986
Altra Industrial Motion Corp.	33,731	1,134,036
Astec Industries, Inc.	10,643	331,955
Barnes Group, Inc.	29,306	846,357
Blue Bird Corp.*	900	7,515
Chart Industries, Inc.*	19,621	3,617,131
CIRCOR International, Inc.*	2,909	47,970
Columbus McKinnon Corp.	11,200	292,992
Desktop Metal, Inc., Class A(x)*	133,300	345,247
Douglas Dynamics, Inc.	10,900	305,418
Energy Recovery, Inc.*	21,100	458,714
Enerpac Tool Group Corp.*	32,713	583,273
EnPro Industries, Inc.	13,054	1,109,329
ESCO Technologies, Inc.	14,652	1,076,043
Evoqua Water Technologies Corp.*	62,370	2,062,576
Federal Signal Corp.	34,600	1,291,272
Franklin Electric Co., Inc.	26,652	2,177,735
Gorman-Rupp Co. (The)	4,337	103,177
Greenbrier Cos., Inc. (The)	16,400	398,028
Helios Technologies, Inc.	21,150	1,070,190
Hillenbrand, Inc.	41,738	1,532,620
Hillman Solutions Corp.*	67,900	511,966
Hydrofarm Holdings Group, Inc.(x)*	19,700	38,218
Hyliion Holdings Corp.(x)*	60,900	174,783
Hyster-Yale Materials Handling, Inc.	600	12,906
Hyzon Motors, Inc.(x)*	15,500	26,350
John Bean Technologies Corp.	18,131	1,559,266
Kadant, Inc.	6,300	1,050,903
Kennametal, Inc.	45,000	926,100
Lindsay Corp.	6,175	884,754
Luxfer Holdings plc	6,500	94,250
Manitowoc Co., Inc. (The)*	2,075	16,081
Microvast Holdings, Inc.(x)*	17,200	31,132
Miller Industries, Inc.	3,900	83,031
Mueller Industries, Inc.	32,714	1,944,520
Mueller Water Products, Inc., Class A	90,093	925,255
Nikola Corp.(x)*	147,200	518,144
Omega Flex, Inc.(x)	1,300	120,406
Proterra, Inc.(x)*	111,500	555,270
Proto Labs, Inc.*	17,000	619,310
RBC Bearings, Inc.*	14,400	2,992,464
REV Group, Inc.	9,000	99,270
Shyft Group, Inc. (The)	15,500	316,665
SPX Technologies, Inc.*	23,700	1,308,714
Standex International Corp.	7,379	602,495
Tennant Co.	11,331	640,881
Terex Corp.	36,100	1,073,614
Titan International, Inc.*	26,300	319,282
Trinity Industries, Inc.	45,100	962,885
Wabash National Corp.	24,300	378,108
Watts Water Technologies, Inc., Class A	16,459	2,069,390

		41,620,462

Marine (0.2%)
Costamare, Inc.	26,800	239,860
Eagle Bulk Shipping, Inc.(x)	6,800	293,624
Genco Shipping & Trading Ltd.	16,400	205,492
Golden Ocean Group Ltd.	61,900	462,393
Matson, Inc.	21,100	1,298,072

		2,499,441

Professional Services (1.7%)
Alight, Inc., Class A*	171,200	1,254,896
ASGN, Inc.*	29,400	2,656,878
Barrett Business Services, Inc.	1,500	117,000
CBIZ, Inc.*	27,600	1,180,728
CRA International, Inc.	2,100	186,354
Exponent, Inc.	29,492	2,585,564
First Advantage Corp.*	27,900	357,957
Forrester Research, Inc.*	4,000	144,040
Franklin Covey Co.*	5,900	267,801
Heidrick & Struggles International, Inc.	3,600	93,564
HireRight Holdings Corp.(x)*	1,900	28,994
Huron Consulting Group, Inc.*	12,544	831,040
ICF International, Inc.	10,500	1,144,710
Insperity, Inc.	21,574	2,202,490
Kelly Services, Inc., Class A	18,134	246,441
Kforce, Inc.	12,200	715,530
Korn Ferry	33,052	1,551,791
Legalzoom.com, Inc.(x)*	49,400	423,358
Planet Labs PBC(x)*	78,400	425,712
Resources Connection, Inc.	9,295	167,961
Skillsoft Corp.(x)*	4,800	8,784
Sterling Check Corp.*	4,000	70,560
TriNet Group, Inc.*	23,000	1,638,060
TrueBlue, Inc.*	15,915	303,658

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Upwork, Inc.*	60,600	$825,372
Willdan Group, Inc.*	1,200	17,772

		19,447,015

Road & Rail (0.6%)
ArcBest Corp.	15,500	1,127,315
Covenant Logistics Group, Inc.	2,300	66,010
Daseke, Inc.*	2,400	12,984
Heartland Express, Inc.	20,155	288,418
Marten Transport Ltd.	33,074	633,698
PAM Transportation Services, Inc.*	300	9,288
Saia, Inc.*	13,500	2,565,000
TuSimple Holdings, Inc., Class A(x)*	70,500	535,800
Universal Logistics Holdings, Inc.	3,000	95,160
Werner Enterprises, Inc.	35,366	1,329,762

		6,663,435

Trading Companies & Distributors (1.5%)
Alta Equipment Group, Inc.	1,900	20,919
Applied Industrial Technologies, Inc.	21,088	2,167,424
Beacon Roofing Supply, Inc.*	28,976	1,585,567
BlueLinx Holdings, Inc.*	4,700	291,870
Boise Cascade Co.	22,900	1,361,634
Custom Truck One Source, Inc.(x)*	11,700	68,211
Distribution Solutions Group, Inc.*	1,600	45,072
DXP Enterprises, Inc.*	5,600	132,608
GATX Corp.	17,900	1,524,185
Global Industrial Co.	4,971	133,372
GMS, Inc.*	22,600	904,226
H&E Equipment Services, Inc.	18,000	510,120
Herc Holdings, Inc.	14,000	1,454,320
McGrath RentCorp	13,545	1,135,884
MRC Global, Inc.*	29,400	211,386
NOW, Inc.*	43,000	432,150
Rush Enterprises, Inc., Class A	25,550	1,120,623
Rush Enterprises, Inc., Class B	5,500	263,505
Textainer Group Holdings Ltd.	30,000	805,800
Titan Machinery, Inc.*	2,100	59,346
Triton International Ltd.	34,100	1,866,293
Veritiv Corp.*	8,000	782,160

		16,876,675

Total Industrials		166,143,726

Information Technology (12.7%)
Communications Equipment (0.9%)
ADTRAN Holdings, Inc.	36,306	710,872
Aviat Networks, Inc.*	1,800	49,284
Calix, Inc.*	30,200	1,846,428
Cambium Networks Corp.*	2,200	37,224
Casa Systems, Inc.(x)*	29,700	92,961
Clearfield, Inc.*	6,000	627,840
CommScope Holding Co., Inc.*	103,400	952,314
Comtech Telecommunications Corp.	11,500	115,115
Digi International, Inc.*	17,900	618,803
DZS, Inc.*	5,500	62,150
Extreme Networks, Inc.*	67,200	878,304
Harmonic, Inc.*	29,759	388,950
Infinera Corp.*	86,761	419,923
Inseego Corp.(x)*	34,700	71,829
NETGEAR, Inc.*	16,829	337,253
NetScout Systems, Inc.*	40,854	1,279,547
Ondas Holdings, Inc.(x)*	8,000	29,600
Ribbon Communications, Inc.*	35,448	78,695
Viavi Solutions, Inc.*	133,600	1,743,480

		10,340,572

Electronic Equipment, Instruments & Components (2.4%)
908 Devices, Inc.(x)*	9,100	149,695
Advanced Energy Industries, Inc.	22,903	1,772,921
Aeva Technologies, Inc.(x)*	54,800	102,476
AEye, Inc.(x)*	18,500	20,535
Akoustis Technologies, Inc.(x)*	18,100	53,757
Arlo Technologies, Inc.*	41,490	192,514
Badger Meter, Inc.	17,160	1,585,412
Belden, Inc.	25,235	1,514,605
Benchmark Electronics, Inc.	28,548	707,419
Cepton, Inc.*	19,000	37,240
CTS Corp.	18,100	753,865
ePlus, Inc.*	14,700	610,638
Evolv Technologies Holdings, Inc.*	16,000	33,920
Fabrinet*	20,200	1,928,090
FARO Technologies, Inc.*	10,667	292,702
Focus Universal, Inc.(x)*	2,500	23,450
Identiv, Inc.*	1,400	17,556
Insight Enterprises, Inc.*	15,843	1,305,622
Itron, Inc.*	23,300	981,163
Kimball Electronics, Inc.*	14,000	240,100
Knowles Corp.*	51,000	620,670
Lightwave Logic, Inc.(x)*	56,400	413,976
Methode Electronics, Inc.	21,000	780,150
MicroVision, Inc.(x)*	82,200	296,742
Mirion Technologies, Inc.(x)*	69,100	516,177
Napco Security Technologies, Inc.*	12,400	360,592
nLight, Inc.*	19,400	183,330
Novanta, Inc.*	19,500	2,255,175
OSI Systems, Inc.*	10,168	732,706
Ouster, Inc.(x)*	43,000	41,426
PAR Technology Corp.(x)*	11,600	342,548
PC Connection, Inc.	5,100	229,959
Plexus Corp.*	14,175	1,241,163
Rogers Corp.*	10,484	2,535,870
Sanmina Corp.*	31,800	1,465,344
ScanSource, Inc.*	9,939	262,489
SmartRent, Inc.(x)*	38,800	88,076
TTM Technologies, Inc.*	53,201	701,189
Velodyne Lidar, Inc.(x)*	107,700	102,003
Vishay Intertechnology, Inc.	77,000	1,369,830
Vishay Precision Group, Inc.*	7,700	227,843

		27,090,938

IT Services (2.0%)
AvidXchange Holdings, Inc.*	73,900	622,238
BigCommerce Holdings, Inc.*	24,300	359,640
Brightcove, Inc.*	18,100	114,030
Cantaloupe, Inc.*	4,000	13,920
Cass Information Systems, Inc.	7,978	276,757
Cerberus Cyber Sentinel Corp.(x)*	13,100	38,645
Conduent, Inc.*	93,400	311,956
Core Scientific, Inc.(x)*	94,300	122,590
CSG Systems International, Inc.	18,465	976,429
Cyxtera Technologies, Inc.(x)*	16,800	68,544
DigitalOcean Holdings, Inc.(x)*	38,500	1,392,545
Edgio, Inc.*	31,600	87,848
Evertec, Inc.	38,100	1,194,435
Evo Payments, Inc., Class A*	24,000	799,200
ExlService Holdings, Inc.*	16,300	2,401,968
Fastly, Inc., Class A*	56,300	515,708
Flywire Corp.*	32,054	735,960
Grid Dynamics Holdings, Inc.*	21,400	400,822
Hackett Group, Inc. (The)	14,019	248,417
I3 Verticals, Inc., Class A*	8,000	160,240
IBEX Holdings Ltd.*	500	9,285
Information Services Group, Inc.	6,700	31,892
International Money Express, Inc.*	12,600	287,154
Marqeta, Inc., Class A*	218,900	1,558,568
Maximus, Inc.	31,868	1,844,201
MoneyGram International, Inc.*	45,400	472,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Paya Holdings, Inc.*	41,700	$254,787
Payoneer Global, Inc.*	109,100	660,055
Paysafe Ltd.*	170,500	235,290
Perficient, Inc.*	16,500	1,072,830
PFSweb, Inc.(x)*	2,500	23,300
Priority Technology Holdings, Inc.(x)*	1,600	7,216
Rackspace Technology, Inc.(x)*	32,800	133,824
Remitly Global, Inc.*	42,400	471,488
Repay Holdings Corp.*	43,900	309,934
Sabre Corp.*	164,400	846,660
SolarWinds Corp.*	21,300	165,075
Squarespace, Inc., Class A(x)*	16,500	352,440
StoneCo Ltd., Class A*	139,700	1,331,341
TTEC Holdings, Inc.	10,525	466,363
Tucows, Inc., Class A(x)*	4,600	172,086
Unisys Corp.*	34,064	257,183
Verra Mobility Corp.*	72,100	1,108,177

		22,913,201

Semiconductors & Semiconductor Equipment (2.3%)
ACM Research, Inc., Class A*	24,200	301,532
Alpha & Omega Semiconductor Ltd.*	9,600	295,296
Ambarella, Inc.*	18,500	1,039,330
Amkor Technology, Inc.	58,100	990,605
Atomera, Inc.(x)*	3,700	37,481
Axcelis Technologies, Inc.*	16,800	1,017,408
AXT, Inc.*	4,800	32,160
CEVA, Inc.*	11,500	301,645
Cohu, Inc.*	22,731	586,005
Credo Technology Group Holding Ltd.*	49,384	543,224
CyberOptics Corp.*	1,300	69,914
Diodes, Inc.*	22,108	1,435,030
FormFactor, Inc.*	39,781	996,514
Ichor Holdings Ltd.*	14,600	353,466
Impinj, Inc.*	9,300	744,279
indie Semiconductor, Inc., Class A*	35,100	256,932
Kulicke & Soffa Industries, Inc.	31,800	1,225,254
MACOM Technology Solutions Holdings, Inc.*	23,413	1,212,559
MaxLinear, Inc.*	41,993	1,369,812
Onto Innovation, Inc.*	23,832	1,526,440
PDF Solutions, Inc.*	11,100	272,283
Photronics, Inc.*	30,800	450,296
Power Integrations, Inc.	32,548	2,093,487
Rambus, Inc.*	62,800	1,596,376
Rigetti Computing, Inc.(x)*	15,800	29,704
Rockley Photonics Holdings Ltd.(x)*	14,000	9,942
Semtech Corp.*	37,396	1,099,816
Silicon Laboratories, Inc.*	20,370	2,514,473
SiTime Corp.*	8,200	645,586
SkyWater Technology, Inc.(x)*	7,200	55,080
SMART Global Holdings, Inc.*	24,800	393,576
Synaptics, Inc.*	20,337	2,013,566
Transphorm, Inc.(x)*	3,800	19,114
Ultra Clean Holdings, Inc.*	22,300	574,225
Veeco Instruments, Inc.*	26,886	492,552

		26,594,962

Software (4.7%)
8x8, Inc.*	58,500	201,825
A10 Networks, Inc.	30,500	404,735
ACI Worldwide, Inc.*	66,616	1,392,274
Agilysys, Inc.*	10,200	564,570
Alarm.com Holdings, Inc.*	26,300	1,705,818
Alkami Technology, Inc.(x)*	11,500	173,075
Altair Engineering, Inc., Class A*	26,200	1,158,564
American Software, Inc., Class A	12,000	183,840
Amplitude, Inc., Class A(x)*	28,200	436,254
Appfolio, Inc., Class A*	10,500	1,099,560
Appian Corp., Class A*	20,000	816,600
Applied Blockchain, Inc.(x)*	152,800	259,760
Arteris, Inc.(x)*	2,000	13,320
Asana, Inc., Class A(x)*	38,400	853,632
Avaya Holdings Corp.(x)*	110,400	175,536
AvePoint, Inc.(x)*	35,900	143,959
Benefitfocus, Inc.(x)*	19,700	125,095
Blackbaud, Inc.*	27,287	1,202,265
Blackline, Inc.*	29,100	1,743,090
Blend Labs, Inc., Class A(x)*	40,600	89,726
Box, Inc., Class A*	65,100	1,587,789
BTRS Holdings, Inc., Class 1*	38,900	360,214
C3.ai, Inc., Class A(x)*	34,700	433,750
Cerence, Inc.*	21,300	335,475
ChannelAdvisor Corp.*	11,600	262,856
Cipher Mining, Inc.(x)*	6,500	8,190
Cleanspark, Inc.(x)*	15,700	49,926
Clear Secure, Inc., Class A(x)*	31,400	717,804
CommVault Systems, Inc.*	22,414	1,188,839
Consensus Cloud Solutions, Inc.*	7,859	371,731
Couchbase, Inc.(x)*	13,000	185,510
CS Disco, Inc.*	7,800	78,000
Cvent Holding Corp.(x)*	23,400	122,850
Digimarc Corp.(x)*	5,600	75,880
Digital Turbine, Inc.*	47,800	688,798
Domo, Inc., Class B*	14,100	253,659
Duck Creek Technologies, Inc.*	38,900	460,965
E2open Parent Holdings, Inc.(x)*	124,200	753,894
Ebix, Inc.(x)	21,000	398,370
eGain Corp.*	1,600	11,760
Enfusion, Inc., Class A(x)*	10,500	129,570
EngageSmart, Inc.*	15,300	316,557
Envestnet, Inc.*	30,800	1,367,520
Everbridge, Inc.*	20,000	617,600
EverCommerce, Inc.*	14,900	162,857
ForgeRock, Inc., Class A(x)*	10,300	149,659
Greenidge Generation Holdings, Inc.(x)*	4,000	8,000
Instructure Holdings, Inc.(x)*	8,100	180,468
Intapp, Inc.*	6,300	117,621
InterDigital, Inc.	20,025	809,410
IronNet, Inc.(x)*	20,300	13,987
Kaleyra, Inc.(x)*	3,700	3,589
KnowBe4, Inc., Class A*	36,700	763,727
Latch, Inc.(x)*	29,000	27,654
LivePerson, Inc.*	33,300	313,686
LiveRamp Holdings, Inc.*	37,985	689,808
LiveVox Holdings, Inc.(x)*	2,000	5,900
Marathon Digital Holdings, Inc.(x)*	49,600	531,216
Matterport, Inc.(x)*	110,400	418,416
MeridianLink, Inc.(x)*	6,100	99,308
MicroStrategy, Inc., Class A(x)*	4,809	1,020,758
Mitek Systems, Inc.*	16,500	151,140
Model N, Inc.*	19,800	677,754
Momentive Global, Inc.*	69,200	402,052
N-able, Inc.*	34,400	317,512
NextNav, Inc.(x)*	20,200	54,338
Olo, Inc., Class A*	45,300	357,870
ON24, Inc.*	4,900	43,120
OneSpan, Inc.*	17,800	153,258
PagerDuty, Inc.*	41,900	966,633
Ping Identity Holding Corp.*	39,000	1,094,730
Progress Software Corp.	28,977	1,232,971
PROS Holdings, Inc.*	22,700	560,690

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Q2 Holdings, Inc.*	28,800	$927,360
Qualys, Inc.*	19,400	2,704,166
Rapid7, Inc.*	27,400	1,175,460
Rimini Street, Inc.*	7,000	32,620
Riot Blockchain, Inc.(x)*	54,600	382,746
Sapiens International Corp. NV	14,100	270,438
SecureWorks Corp., Class A*	18,000	144,900
ShotSpotter, Inc.*	6,000	172,560
Sprout Social, Inc., Class A*	23,000	1,395,640
SPS Commerce, Inc.*	19,400	2,410,062
Sumo Logic, Inc.*	42,300	317,250
Telos Corp.*	28,400	252,476
Tenable Holdings, Inc.*	55,400	1,927,920
Terawulf, Inc.(x)*	4,300	5,418
Upland Software, Inc.*	18,800	152,844
UserTesting, Inc.(x)*	18,700	73,304
Varonis Systems, Inc.*	54,400	1,442,688
Verint Systems, Inc.*	35,951	1,207,235
Veritone, Inc.(x)*	7,700	43,351
Viant Technology, Inc., Class A*	2,200	9,262
Weave Communications, Inc.(x)*	6,400	32,320
WM Technology, Inc.(x)*	18,600	29,946
Workiva, Inc.*	21,800	1,696,040
Xperi Holding Corp.	59,283	838,262
Yext, Inc.*	63,000	280,980
Zeta Global Holdings Corp., Class A(x)*	38,000	251,180
Zuora, Inc., Class A*	48,500	357,930

		53,383,495

Technology Hardware, Storage & Peripherals (0.4%)
3D Systems Corp.*	61,100	487,578
Avid Technology, Inc.*	20,900	486,134
CompoSecure, Inc.(x)*	1,100	5,511
Corsair Gaming, Inc.(x)*	14,400	163,440
Diebold Nixdorf, Inc.*	62,900	153,476
Eastman Kodak Co.(x)*	19,700	90,423
IonQ, Inc.(x)*	53,400	270,738
Super Micro Computer, Inc.*	25,800	1,420,806
Turtle Beach Corp.*	8,100	55,242
Xerox Holdings Corp.	57,700	754,716

		3,888,064

Total Information Technology		144,211,232

Materials (3.9%)
Chemicals (2.0%)
AdvanSix, Inc.	13,500	433,350
American Vanguard Corp.	9,000	168,300
Amyris, Inc.(x)*	5,400	15,768
Aspen Aerogels, Inc.*	3,700	34,114
Avient Corp.	48,500	1,469,550
Balchem Corp.	18,185	2,210,932
Cabot Corp.	29,200	1,865,588
Chase Corp.	3,600	300,852
Diversey Holdings Ltd.*	32,000	155,520
Ecovyst, Inc.*	15,900	134,196
FutureFuel Corp.	6,800	41,072
Hawkins, Inc.	5,700	222,243
HB Fuller Co.	29,059	1,746,446
Ingevity Corp.*	24,300	1,473,309
Innospec, Inc.	13,700	1,173,679
Intrepid Potash, Inc.*	5,100	201,807
Koppers Holdings, Inc.	6,313	131,184
Kronos Worldwide, Inc.	11,200	104,608
Livent Corp.*	84,271	2,582,906
LSB Industries, Inc.*	4,900	69,825
Mativ Holdings, Inc.	26,977	595,652
Minerals Technologies, Inc.	19,950	985,729
Origin Materials, Inc.(x)*	9,500	49,020
Orion Engineered Carbons SA	33,900	452,565
Perimeter Solutions SA(x)*	61,400	491,814
PureCycle Technologies, Inc.(x)*	53,600	432,552
Quaker Chemical Corp.	7,500	1,082,850
Rayonier Advanced Materials, Inc.*	10,900	34,335
Sensient Technologies Corp.	20,925	1,450,940
Stepan Co.	11,388	1,066,714
Tredegar Corp.	329	3,106
Trinseo plc	25,600	468,992
Tronox Holdings plc	58,700	719,075
Valhi, Inc.(x)	400	10,064

		22,378,657

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	63,588	1,523,569
United States Lime & Minerals, Inc.	300	30,660

		1,554,229

Containers & Packaging (0.3%)
Greif, Inc., Class A	14,800	881,636
Greif, Inc., Class B	3,200	194,560
Myers Industries, Inc.	13,300	219,051
O-I Glass, Inc.*	91,000	1,178,450
Pactiv Evergreen, Inc.	11,500	100,395
Ranpak Holdings Corp.*	13,700	46,854
TriMas Corp.	27,000	676,890

		3,297,836

Metals & Mining (1.4%)
5E Advanced Materials, Inc.(x)*	1,400	14,224
Alpha Metallurgical Resources, Inc.	9,000	1,231,560
Arconic Corp.*	57,700	983,208
ATI, Inc.*	71,300	1,897,293
Carpenter Technology Corp.	28,700	893,718
Century Aluminum Co.*	26,100	137,808
Coeur Mining, Inc.*	134,836	461,139
Commercial Metals Co.	66,300	2,352,324
Compass Minerals International, Inc.	19,500	751,335
Constellium SE*	63,800	646,932
Haynes International, Inc.	4,833	169,735
Hecla Mining Co.	304,409	1,199,372
Kaiser Aluminum Corp.	10,291	631,353
Materion Corp.	11,545	923,600
Novagold Resources, Inc.*	131,700	617,673
Olympic Steel, Inc.	4,900	111,769
Piedmont Lithium, Inc.(x)*	8,800	470,712
Ryerson Holding Corp.	9,800	252,252
Schnitzer Steel Industries, Inc., Class A	10,500	298,830
SunCoke Energy, Inc.	42,510	246,983
TimkenSteel Corp.*	23,300	349,267
Warrior Met Coal, Inc.	24,000	682,560
Worthington Industries, Inc.	20,580	784,921

		16,108,568

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	5,738	215,749
Glatfelter Corp.(x)	20,115	62,557
Resolute Forest Products, Inc.*	23,700	474,000
Sylvamo Corp.	17,900	606,810

		1,359,116

Total Materials		44,698,406

Real Estate (6.2%)
Equity Real Estate Investment Trusts (REITs) (5.5%)
Acadia Realty Trust (REIT)	45,673	576,393
Agree Realty Corp. (REIT)	37,500	2,534,250
Alexander & Baldwin, Inc. (REIT)	42,386	702,760
Alexander’s, Inc. (REIT)	775	161,944
American Assets Trust, Inc. (REIT)	24,318	625,459

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Apartment Investment and Management Co. (REIT), Class A	77,400	$565,020
Apple Hospitality REIT, Inc. (REIT)	109,100	1,533,946
Armada Hoffler Properties, Inc. (REIT)	33,800	350,844
Ashford Hospitality Trust, Inc. (REIT)(x)*	26,900	183,189
Bluerock Residential Growth REIT, Inc. (REIT)	14,500	387,875
Braemar Hotels & Resorts, Inc. (REIT)	15,800	67,940
Brandywine Realty Trust (REIT)	88,100	594,675
Broadstone Net Lease, Inc. (REIT)	85,300	1,324,709
BRT Apartments Corp. (REIT)	4,400	89,364
CareTrust REIT, Inc. (REIT)	54,313	983,608
CBL & Associates Properties, Inc. (REIT)(x)	13,400	343,174
Centerspace (REIT)	7,049	474,539
Chatham Lodging Trust (REIT)*	20,100	198,387
City Office REIT, Inc. (REIT)	21,100	210,367
Clipper Realty, Inc. (REIT)	4,200	29,274
Community Healthcare Trust, Inc. (REIT)	12,300	402,825
Corporate Office Properties Trust (REIT)	58,700	1,363,601
CTO Realty Growth, Inc. (REIT)	10,278	192,610
DiamondRock Hospitality Co. (REIT)	115,998	871,145
Diversified Healthcare Trust (REIT)	109,100	108,020
Easterly Government Properties, Inc. (REIT)	38,300	603,991
Empire State Realty Trust, Inc. (REIT), Class A	74,300	487,408
Equity Commonwealth (REIT)	60,900	1,483,524
Essential Properties Realty Trust, Inc. (REIT)	65,800	1,279,810
Farmland Partners, Inc. (REIT)	14,600	184,982
Four Corners Property Trust, Inc. (REIT)	46,600	1,127,254
Franklin Street Properties Corp. (REIT)(x)	46,099	121,240
Getty Realty Corp. (REIT)	26,575	714,602
Gladstone Commercial Corp. (REIT)	18,900	292,950
Gladstone Land Corp. (REIT)	15,900	287,790
Global Medical REIT, Inc. (REIT)	30,400	259,008
Global Net Lease, Inc. (REIT)	48,066	511,903
Hersha Hospitality Trust (REIT), Class A	17,719	141,398
Independence Realty Trust, Inc. (REIT)	112,207	1,877,223
Indus Realty Trust, Inc. (REIT)	1,719	90,024
Industrial Logistics Properties Trust (REIT)	45,273	249,001
Innovative Industrial Properties, Inc. (REIT)	14,000	1,239,000
InvenTrust Properties Corp. (REIT)	34,200	729,486
iStar, Inc. (REIT)	39,600	366,696
Kite Realty Group Trust (REIT)	106,522	1,834,309
LTC Properties, Inc. (REIT)	21,569	807,759
LXP Industrial Trust (REIT)	139,586	1,278,608
Macerich Co. (The) (REIT)	102,600	814,644
National Health Investors, Inc. (REIT)	23,928	1,352,650
Necessity Retail REIT, Inc. (The) (REIT)	60,900	358,092
NETSTREIT Corp. (REIT)	20,600	366,886
NexPoint Residential Trust, Inc. (REIT)	9,700	448,237
Office Properties Income Trust (REIT)	26,331	369,951
One Liberty Properties, Inc. (REIT)(x)	6,733	141,528
Orion Office REIT, Inc. (REIT)	16,600	145,250
Outfront Media, Inc. (REIT)	75,600	1,148,364
Paramount Group, Inc. (REIT)	97,000	604,310
Pebblebrook Hotel Trust (REIT)	61,712	895,441
Phillips Edison & Co., Inc. (REIT)	57,940	1,625,217
Physicians Realty Trust (REIT)	118,800	1,786,752
Piedmont Office Realty Trust, Inc. (REIT), Class A	72,000	760,320
Plymouth Industrial REIT, Inc. (REIT)	15,900	267,279
Postal Realty Trust, Inc. (REIT), Class A	2,700	39,609
PotlatchDeltic Corp. (REIT)	42,809	1,756,881
Retail Opportunity Investments Corp. (REIT)	62,100	854,496
RLJ Lodging Trust (REIT)	97,486	986,558
RPT Realty (REIT)	28,500	215,460
Ryman Hospitality Properties, Inc. (REIT)	28,434	2,092,458
Sabra Health Care REIT, Inc. (REIT)	120,123	1,576,014
Safehold, Inc. (REIT)(x)	10,100	267,246
Saul Centers, Inc. (REIT)	4,200	157,500
Service Properties Trust (REIT)	95,200	494,088
SITE Centers Corp. (REIT)	88,900	952,119
STAG Industrial, Inc. (REIT)	90,900	2,584,287
Summit Hotel Properties, Inc. (REIT)	53,600	360,192
Sunstone Hotel Investors, Inc. (REIT)	125,578	1,182,945
Tanger Factory Outlet Centers, Inc. (REIT)	51,600	705,888
Terreno Realty Corp. (REIT)	37,600	1,992,424
UMH Properties, Inc. (REIT)	21,500	347,225
Uniti Group, Inc. (REIT)	105,400	732,530
Universal Health Realty Income Trust (REIT)	5,050	218,210
Urban Edge Properties (REIT)	64,500	860,430
Urstadt Biddle Properties, Inc. (REIT), Class A	10,889	168,888
Veris Residential, Inc. (REIT)*	51,400	584,418
Washington REIT (REIT)	42,317	743,087
Whitestone REIT (REIT)	19,100	161,586
Xenia Hotels & Resorts, Inc. (REIT)	63,400	874,286

		62,837,630

Real Estate Management & Development (0.7%)
American Realty Investors, Inc.*	200	3,184
Anywhere Real Estate, Inc.*	64,800	525,528
Compass, Inc., Class A*	131,400	304,848
Cushman & Wakefield plc*	70,396	806,034
DigitalBridge Group, Inc.	70,500	881,955
Doma Holdings, Inc.(x)*	40,000	17,576
Douglas Elliman, Inc.	37,204	152,536
eXp World Holdings, Inc.(x)	32,200	360,962
Forestar Group, Inc.*	11,033	123,459
FRP Holdings, Inc.*	3,800	206,568
Kennedy-Wilson Holdings, Inc.	70,024	1,082,571
Marcus & Millichap, Inc.	16,000	524,480
Newmark Group, Inc., Class A	84,624	682,069
Offerpad Solutions, Inc.(x)*	29,700	35,937
RE/MAX Holdings, Inc., Class A	8,600	162,626
Redfin Corp.(x)*	54,197	316,511
RMR Group, Inc. (The), Class A	6,826	161,708

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Seritage Growth Properties (REIT), Class A(x)*	16,300	$147,026
St Joe Co. (The)	18,200	582,946
Stratus Properties, Inc.	900	20,970
Tejon Ranch Co.*	8,402	120,989
Transcontinental Realty Investors, Inc.*	300	12,105

		7,232,588

Total Real Estate		70,070,218

Utilities (3.3%)
Electric Utilities (0.7%)
ALLETE, Inc.	28,623	1,432,581
MGE Energy, Inc.	20,279	1,330,911
Otter Tail Corp.	22,925	1,410,346
PNM Resources, Inc.(x)	46,181	2,111,857
Portland General Electric Co.	45,732	1,987,513
Via Renewables, Inc.	2,300	15,893

		8,289,101

Gas Utilities (1.2%)
Brookfield Infrastructure Corp., Class A	48,478	1,973,055
Chesapeake Utilities Corp.	9,050	1,044,279
New Jersey Resources Corp.	49,322	1,908,761
Northwest Natural Holding Co.	17,242	747,958
ONE Gas, Inc.	26,800	1,886,452
South Jersey Industries, Inc.	61,952	2,070,436
Southwest Gas Holdings, Inc.	32,936	2,297,286
Spire, Inc.	26,152	1,630,054

		13,558,281

Independent Power and Renewable Electricity Producers (0.5%)
Altus Power, Inc.(x)*	18,500	203,685
Clearway Energy, Inc., Class A	15,400	448,140
Clearway Energy, Inc., Class C	41,982	1,337,127
Montauk Renewables, Inc.*	32,500	566,800
Ormat Technologies, Inc.(x)	22,500	1,939,500
Sunnova Energy International, Inc.*	44,700	986,976

		5,482,228

Multi-Utilities (0.5%)
Avista Corp.	37,099	1,374,518
Black Hills Corp.	34,819	2,358,291
NorthWestern Corp.	28,178	1,388,612
Unitil Corp.	8,100	376,245

		5,497,666

Water Utilities (0.4%)
American States Water Co.	21,158	1,649,266
Artesian Resources Corp., Class A	4,100	197,292
California Water Service Group	27,800	1,464,782
Global Water Resources, Inc.	1,900	22,287
Middlesex Water Co.	11,300	872,360
Pure Cycle Corp.*	2,600	21,710
SJW Group	15,000	864,000
York Water Co. (The)	4,300	165,249

		5,256,946

Total Utilities		38,084,222

Total Common Stocks (98.5%) (Cost $937,456,639)		1,119,893,245

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR(r)(x)*	82,700	28,531
Aduro Biotech, Inc., CVR(r)(x)*	11,260	—
Tobira Therapeutics, Inc., CVR(r)(x)*	2,288	—

		28,531

Pharmaceuticals (0.0%)†
Dova Pharmaceuticals, Inc., CVR(r)*	17,500	7,088
Zogenix, Inc., CVR(r)*	32,012	16,326

		23,414

Total Rights (0.0%)† (Cost $57,120)		51,945

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	3,000,000	3,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.4%)
Banco Santander S.A., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $10,002,475, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/4/22-11/15/28; total market value $10,202,525.(xx)	$10,000,000	10,000,000
Bank of Nova Scotia, 2.97%, dated 9/30/22, due 10/3/22, repurchase price $3,000,743, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-4.500%, maturing 11/22/22-2/15/51; total market value $3,060,001.(xx)	3,000,000	3,000,000
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $10,002,483, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $10,200,003.(xx)	10,000,000	10,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $17,851,949, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $18,204,482.(xx)	17,847,532	17,847,532
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $4,001,017, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $4,081,978.(xx)	4,000,000	4,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $5,003,111, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $5,480,250.(xx)	$5,000,000	$5,000,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $3,600,921, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $3,999,831.(xx)	3,600,000	3,600,000
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $8,002,100, collateralized by various Common Stocks; total market value $8,802,315.(xx)	8,000,000	8,000,000

Total Repurchase Agreements		61,447,532

Total Short-Term Investments (5.7%) (Cost $64,447,532)		64,447,532

Total Investments in Securities (104.2%) (Cost $1,001,961,291)		1,184,392,722
Other Assets Less Liabilities (-4.2%)		(47,881,759)

Net Assets (100%)		$1,136,510,963

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $599,292 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $68,774,108. This was collateralized by $7,049,749 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/6/22 - 5/15/52 and by cash of $64,486,641 of which $64,447,532 was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	183	12/2022	USD	15,278,670	(1,870,226)

					(1,870,226)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$29,876,376	$—	$—	$29,876,376
Consumer Discretionary	115,559,845	—	—	115,559,845
Consumer Staples	38,669,252	—	—	38,669,252
Energy	68,847,386	—	—	68,847,386
Financials	195,105,573	—	—	195,105,573
Health Care	208,575,721	—	51,288	208,627,009
Industrials	166,143,726	—	—	166,143,726
Information Technology	144,211,232	—	—	144,211,232
Materials	44,698,406	—	—	44,698,406
Real Estate	70,070,218	—	—	70,070,218
Utilities	38,084,222	—	—	38,084,222
Rights
Health Care	—	—	51,945	51,945
Short-Term Investments
Investment Company	3,000,000	—	—	3,000,000
Repurchase Agreements	—	61,447,532	—	61,447,532

Total Assets	$1,122,841,957	$61,447,532	$103,233	$1,184,392,722

Liabilities:
Futures	$(1,870,226)	$—	$—	$(1,870,226)

Total Liabilities	$(1,870,226)	$—	$—	$(1,870,226)

Total	$1,120,971,731	$61,447,532	$103,233	$1,182,522,496

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$394,641,554
Aggregate gross unrealized depreciation	(218,575,142)

Net unrealized appreciation	$176,066,412

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,006,456,084

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.4%)
Entertainment (2.9%)
Activision Blizzard, Inc.	129,061	$9,594,395
Netflix, Inc.*	68,371	16,097,268
Sea Ltd. (ADR)*	193,833	10,864,340
Spotify Technology SA*	117,045	10,100,983

		46,656,986

Interactive Media & Services (9.5%)
Alphabet, Inc., Class A*	741,920	70,964,648
Alphabet, Inc., Class C*	631,760	60,743,724
Match Group, Inc.*	150,880	7,204,520
Meta Platforms, Inc., Class A*	109,048	14,795,633

		153,708,525

Total Communication Services		200,365,511

Consumer Discretionary (27.1%)
Automobiles (9.2%)
Dr Ing hc F Porsche AG (Preference)(q)*	101,316	8,191,817
Ferrari NV	105,799	19,572,815
Rivian Automotive, Inc., Class A(x)*	1,863,110	61,314,950
Tesla, Inc.*	225,519	59,818,915

		148,898,497

Hotels, Restaurants & Leisure (4.3%)
Booking Holdings, Inc.*	7,582	12,458,818
Chipotle Mexican Grill, Inc.*	15,752	23,671,476
Expedia Group, Inc.*	104,876	9,825,832
Las Vegas Sands Corp.*	358,009	13,432,498
Wynn Resorts Ltd.*	165,673	10,442,369

		69,830,993

Internet & Direct Marketing Retail (10.8%)
Amazon.com, Inc.*	1,432,860	161,913,180
Coupang, Inc.*	516,858	8,616,023
DoorDash, Inc., Class A*	73,585	3,638,778

		174,167,981

Leisure Products (0.2%)
Peloton Interactive, Inc., Class A(x)*	377,507	2,616,124

Specialty Retail (2.3%)
Carvana Co.(x)*	108,585	2,204,276
Floor & Decor Holdings, Inc., Class A*	80,682	5,668,717
Ross Stores, Inc.	353,860	29,819,782

		37,692,775

Textiles, Apparel & Luxury Goods (0.3%)
Lululemon Athletica, Inc.*	17,940	5,015,306

Total Consumer Discretionary		438,221,676

Health Care (13.7%)
Biotechnology (1.0%)
Argenx SE (ADR)*	30,559	10,788,855
Moderna, Inc.*	45,061	5,328,463

		16,117,318

Health Care Equipment & Supplies (2.9%)
Align Technology, Inc.*	20,248	4,193,563
Insulet Corp.*	23,203	5,322,768
Intuitive Surgical, Inc.*	122,696	22,998,138
Stryker Corp.	71,299	14,440,900

		46,955,369

Health Care Providers & Services (6.7%)
Cigna Corp.	53,227	14,768,896
HCA Healthcare, Inc.	42,386	7,790,123
Humana, Inc.	40,948	19,867,560
UnitedHealth Group, Inc.	132,303	66,818,307

		109,244,886

Life Sciences Tools & Services (0.8%)
Avantor, Inc.*	344,853	6,759,119
Danaher Corp.	22,342	5,770,715

		12,529,834

Pharmaceuticals (2.3%)
AstraZeneca plc (ADR)	87,804	4,815,171
Eli Lilly and Co.	101,554	32,837,486

		37,652,657

Total Health Care		222,500,064

Industrials (3.7%)
Aerospace & Defense (0.7%)
Airbus SE	132,267	11,426,846

Air Freight & Logistics (0.5%)
FedEx Corp.	59,173	8,785,415

Commercial Services & Supplies (0.4%)
Cintas Corp.	14,509	5,632,249

Electrical Equipment (0.6%)
Generac Holdings, Inc.*	53,761	9,576,985

Professional Services (1.0%)
TransUnion	158,211	9,411,972
Verisk Analytics, Inc.	35,962	6,132,600

		15,544,572

Road & Rail (0.5%)
Old Dominion Freight Line, Inc.	35,090	8,729,339

Total Industrials		59,695,406

Information Technology (42.9%)
Electronic Equipment, Instruments & Components (1.2%)
Teledyne Technologies, Inc.*	56,072	18,922,618

IT Services (7.3%)
Block, Inc. (CRDI)*	92,875	4,809,666
Fiserv, Inc.*	250,261	23,416,922
Global Payments, Inc.	78,646	8,497,700
Mastercard, Inc., Class A	126,951	36,097,247
MongoDB, Inc.*	19,432	3,858,418
Visa, Inc., Class A	232,540	41,310,731

		117,990,684

Semiconductors & Semiconductor Equipment (5.0%)
Advanced Micro Devices, Inc.*	295,428	18,718,318
ASML Holding NV (Registered) (NYRS)	77,433	32,161,797
NVIDIA Corp.	254,741	30,923,010

		81,803,125

Software (22.0%)
Atlassian Corp. plc, Class A*	67,796	14,277,160
Bill.com Holdings, Inc.*	22,067	2,921,009
Black Knight, Inc.*	227,619	14,733,778
Ceridian HCM Holding, Inc.*	110,614	6,181,110
HashiCorp, Inc., Class A(x)*	32,358	1,041,604
Intuit, Inc.	107,056	41,464,930
Microsoft Corp.	805,531	187,608,170
Monday.com Ltd.(x)*	23,368	2,648,529
Roper Technologies, Inc.	40,742	14,652,453
Salesforce, Inc.*	197,057	28,344,679
SentinelOne, Inc., Class A*	280,873	7,179,114
ServiceNow, Inc.*	65,527	24,743,650
Trade Desk, Inc. (The), Class A*	164,097	9,804,796

		355,600,982

Technology Hardware, Storage & Peripherals (7.4%)
Apple, Inc.	869,597	120,178,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Total Information Technology		$694,495,714

Total Common Stocks (99.8%) (Cost $1,151,643,119)		1,615,278,371

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.3%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $2,817,561, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $2,873,201.(xx)	$2,816,864	2,816,864
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $4,001,017, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $4,081,978.(xx)	4,000,000	4,000,000
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $8,905,538, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $9,754,846.(xx)	8,900,000	8,900,000
Societe Generale SA, 2.96%, dated 9/30/22, due 10/7/22, repurchase price $1,000,576, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 7/31/23-5/31/29; total market value $1,020,000.(xx)	1,000,000	1,000,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $4,301,100, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%, maturing 3/9/23-5/15/40; total market value $4,777,576.(xx)	4,300,000	4,300,000

Total Repurchase Agreements		21,016,864

Total Short-Term Investments (1.6%) (Cost $26,016,864)		26,016,864

Total Investments in Securities (101.4%) (Cost $1,177,659,983)		1,641,295,235
Other Assets Less Liabilities (-1.4%)		(22,720,928)

Net Assets (100%)		$1,618,574,307

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $25,690,797. This was collateralized by $184,665 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/15/22 - 5/15/52 and by cash of $26,056,233 of which $26,016,864 was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CRDI — CREST Depository Interest

NYRS — New York Registry Shares

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$200,365,511	$—	$—	$200,365,511
Consumer Discretionary	430,029,859	8,191,817	—	438,221,676
Health Care	222,500,064	—	—	222,500,064
Industrials	48,268,560	11,426,846	—	59,695,406
Information Technology	689,686,048	4,809,666	—	694,495,714
Short-Term Investments
Investment Company	5,000,000	—	—	5,000,000
Repurchase Agreements	—	21,016,864	—	21,016,864

Total Assets	$1,595,850,042	$45,445,193	$—	$1,641,295,235

Total Liabilities	$—	$—	$—	$—

Total	$1,595,850,042	$45,445,193	$—	$1,641,295,235

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$676,662,973
Aggregate gross unrealized depreciation	(214,079,099)

Net unrealized appreciation	$462,583,874

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,178,711,361

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.2%)
Specialty Retail (0.2%)
Warby Parker, Inc., Class A(x)*	31,292	$417,435

Total Consumer Discretionary		417,435

Financials (0.2%)
Capital Markets (0.2%)
BCLS Acquisition Corp., Class A*	8,220	82,364
Health Sciences Acquisitions Corp. 2(x)*	9,046	89,601
Revolution Healthcare Acquisition Corp.*	15,685	154,027

Total Financials		325,992

Health Care (99.1%)
Biotechnology (28.0%)
Aadi Bioscience, Inc.(x)*	1,765	24,939
AbbVie, Inc.	21,436	2,876,926
ACADIA Pharmaceuticals, Inc.*	20,079	328,492
ADC Therapeutics SA(x)*	16,676	80,378
Agios Pharmaceuticals, Inc.*	6,406	181,162
Akero Therapeutics, Inc.(x)*	3,933	133,919
Alector, Inc.*	8,716	82,453
Allakos, Inc.(x)*	7,050	43,146
Allogene Therapeutics, Inc.*	26,259	283,597
Alnylam Pharmaceuticals, Inc.*	16,927	3,388,108
Altimmune, Inc.(x)*	900	11,493
Apellis Pharmaceuticals, Inc.*	12,888	880,250
Argenx SE (ADR)*	10,494	3,704,907
Ascendis Pharma A/S (ADR)(x)*	10,714	1,106,328
Avidity Biosciences, Inc.*	18,014	294,169
BeiGene Ltd. (ADR)*	2,324	313,322
Bicycle Therapeutics plc (ADR)(x)*	3,976	92,482
Biogen, Inc.*	4,759	1,270,653
BioMarin Pharmaceutical, Inc.*	4,000	339,080
BioNTech SE (ADR)(x)	11,796	1,591,045
Blueprint Medicines Corp.*	12,827	845,171
Burning Rock Biotech Ltd. (ADR)(x)*	8,454	20,205
C4 Therapeutics, Inc.(x)*	10,181	89,287
Celldex Therapeutics, Inc.*	8,645	243,011
Centessa Pharmaceuticals plc (ADR)(x)*	12,694	51,030
Cerevel Therapeutics Holdings, Inc.*	23,490	663,827
CRISPR Therapeutics AG(x)*	4,270	279,045
Cytokinetics, Inc.*	5,325	257,996
Day One Biopharmaceuticals, Inc.(x)*	8,665	173,560
Deciphera Pharmaceuticals, Inc.*	8,711	161,154
Denali Therapeutics, Inc.*	15,451	474,191
Design Therapeutics, Inc.(x)*	8,093	135,315
Enanta Pharmaceuticals, Inc.*	2,500	129,675
Entrada Therapeutics, Inc.(x)*	8,155	128,523
EQRx, Inc.(x)*	29,378	145,421
Exact Sciences Corp.*	17,436	566,496
Exelixis, Inc.*	34,257	537,150
Exscientia plc (ADR)(x)*	2,858	23,464
Fate Therapeutics, Inc.*	14,816	332,027
F-star Therapeutics, Inc.*	888	4,547
Galapagos NV (ADR)*	1,200	51,168
Generation Bio Co.*	30,137	160,027
Genmab A/S*	4,077	1,314,176
Ideaya Biosciences, Inc.*	1,299	19,381
IGM Biosciences, Inc.(x)*	6,624	150,630
Imago Biosciences, Inc.(x)*	8,805	132,515
Immatics NV(x)*	5,400	54,000
Immuneering Corp., Class A(x)*	22,529	322,615
Immunocore Holdings plc (ADR)(x)*	11,789	553,376
Incyte Corp.*	13,022	867,786
Insmed, Inc.*	32,647	703,216
Intellia Therapeutics, Inc.*	5,174	289,537
Invivyd, Inc.(x)*	4,300	13,459
Ionis Pharmaceuticals, Inc.*	18,571	821,395
Iovance Biotherapeutics, Inc.*	25,319	242,556
IVERIC bio, Inc.*	21,441	384,652
Karuna Therapeutics, Inc.*	7,302	1,642,439
Kodiak Sciences, Inc.*	10,824	83,778
Kronos Bio, Inc.*	1,672	5,601
Kymera Therapeutics, Inc.*	10,725	233,483
Legend Biotech Corp. (ADR)*	6,407	261,406
LianBio (ADR)(x)*	27,401	54,528
Lyell Immunopharma, Inc.(x)*	26,225	192,229
MeiraGTx Holdings plc*	6,898	58,012
Mirati Therapeutics, Inc.*	4,843	338,235
Moderna, Inc.*	19,742	2,334,492
Monte Rosa Therapeutics, Inc.(x)*	20,464	167,191
MoonLake Immunotherapeutics(x)*	5,068	40,341
Morphic Holding, Inc.*	4,604	130,293
Neurocrine Biosciences, Inc.*	5,181	550,274
Nurix Therapeutics, Inc.*	9,400	122,482
Pardes Biosciences, Inc.*	11,881	21,980
Prelude Therapeutics, Inc.*	2,700	17,847
Prometheus Biosciences, Inc.*	1,506	88,869
Prothena Corp. plc*	7,881	477,825
PTC Therapeutics, Inc.*	4,832	242,566
RAPT Therapeutics, Inc.*	12,367	297,550
Regeneron Pharmaceuticals, Inc.*	7,058	4,862,044
REGENXBIO, Inc.*	2,900	76,647
Relay Therapeutics, Inc.*	14,966	334,789
Replimune Group, Inc.*	17,173	296,578
REVOLUTION Medicines, Inc.*	15,613	307,888
Rocket Pharmaceuticals, Inc.*	7,422	118,455
Sage Therapeutics, Inc.*	9,728	380,949
Sana Biotechnology, Inc.(x)*	20,331	121,986
Sarepta Therapeutics, Inc.*	6,330	699,718
Scholar Rock Holding Corp.*	21,126	146,403
Seagen, Inc.*	5,130	701,938
Senti Biosciences, Inc.(x)*	13,193	28,629
SpringWorks Therapeutics, Inc.*	3,927	112,037
Stoke Therapeutics, Inc.*	6,584	84,539
Tenaya Therapeutics, Inc.*	14,357	41,635
Twist Bioscience Corp.*	5,642	198,824
Ultragenyx Pharmaceutical, Inc.*	16,156	669,020
Vertex Pharmaceuticals, Inc.*	16,756	4,851,532
Voyager Therapeutics, Inc.*	7,300	43,216
Xencor, Inc.*	12,473	324,049
Zai Lab Ltd. (ADR)*	6,723	229,927
Zentalis Pharmaceuticals, Inc.*	9,570	207,286

		50,567,943

Health Care Equipment & Supplies (15.1%)
Alcon, Inc.	8,854	512,735
Align Technology, Inc.*	901	186,606
Becton Dickinson and Co.	13,008	2,898,573
Cooper Cos., Inc. (The)	2,087	550,759
Dexcom, Inc.*	13,580	1,093,733
Hologic, Inc.*	31,732	2,047,349
Inari Medical, Inc.*	4,066	295,354
Insulet Corp.*	4,754	1,090,567
Intuitive Surgical, Inc.*	26,237	4,917,863
iRhythm Technologies, Inc.*	4,718	591,071
Lantheus Holdings, Inc.*	6,302	443,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Medtronic plc	4,715	$380,736
Nevro Corp.*	3,798	176,987
Novocure Ltd.*	16,466	1,251,087
Penumbra, Inc.*	7,766	1,472,434
PROCEPT BioRobotics Corp.(x)*	9,735	403,613
QuidelOrtho Corp.*	6,723	480,560
Shockwave Medical, Inc.*	9,655	2,684,766
STERIS plc	3,029	503,662
Stryker Corp.	18,870	3,821,930
Teleflex, Inc.	4,228	851,773
Zimmer Biomet Holdings, Inc.	5,411	565,720

		27,221,098

Health Care Providers & Services (20.8%)
Acadia Healthcare Co., Inc.*	2,165	169,260
agilon health, Inc.*	8,831	206,822
Alignment Healthcare, Inc.*	20,187	239,014
Centene Corp.*	52,154	4,058,103
Cigna Corp.	8,766	2,432,302
Elevance Health, Inc.	11,255	5,112,471
Guardant Health, Inc.*	12,218	657,695
HCA Healthcare, Inc.	6,369	1,170,558
Humana, Inc.	8,751	4,245,898
Molina Healthcare, Inc.*	8,809	2,905,561
Oak Street Health, Inc.*	6,994	171,493
Option Care Health, Inc.*	8,301	261,232
Sema4 Holdings Corp.(x)*	24,540	21,534
Surgery Partners, Inc.*	6,326	148,028
UnitedHealth Group, Inc.	31,009	15,660,785

		37,460,756

Health Care Technology (1.5%)
Certara, Inc.*	8,627	114,567
Doximity, Inc., Class A(x)*	21,957	663,540
M3, Inc.	5,100	140,631
Sophia Genetics SA*	18,167	47,779
Veeva Systems, Inc., Class A*	10,867	1,791,751

		2,758,268

Life Sciences Tools & Services (16.9%)
10X Genomics, Inc., Class A*	18,880	537,702
Adaptive Biotechnologies Corp.*	17,654	125,696
Agilent Technologies, Inc.	26,160	3,179,748
Avantor, Inc.*	54,153	1,061,399
Bio-Techne Corp.	1,630	462,920
Bruker Corp.	24,059	1,276,571
Charles River Laboratories International, Inc.*	3,417	672,466
Danaher Corp.	28,639	7,397,167
Evotec SE*	8,864	155,937
Illumina, Inc.*	2,057	392,455
IQVIA Holdings, Inc.*	1,000	181,140
Lonza Group AG (Registered)	491	238,778
Maravai LifeSciences Holdings, Inc., Class A*	6,847	174,804
Mettler-Toledo International, Inc.*	579	627,705
Olink Holding AB (ADR)*	30,591	371,375
Pacific Biosciences of California, Inc.(x)*	35,028	203,338
Quanterix Corp.*	6,125	67,497
Rapid Micro Biosystems, Inc., Class A*	12,042	38,896
Repligen Corp.*	2,811	525,966
Sartorius AG (Preference)(q)	3,004	1,049,203
Seer, Inc.*	19,184	148,484
Thermo Fisher Scientific, Inc.	18,375	9,319,616
Waters Corp.*	2,015	543,103
West Pharmaceutical Services, Inc.	5,598	1,377,556
Wuxi Biologics Cayman, Inc.(m)*	45,000	269,615

		30,399,137

Pharmaceuticals (16.8%)
Arvinas, Inc.*	7,525	334,787
AstraZeneca plc (ADR)	95,623	5,243,965
Bayer AG (Registered)	5,931	273,703
Catalent, Inc.*	10,666	771,792
CinCor Pharma, Inc.*	9,667	317,271
Daiichi Sankyo Co. Ltd.	64,500	1,794,189
DICE Therapeutics, Inc.(x)*	11,230	227,744
Eisai Co. Ltd.	7,900	423,747
Elanco Animal Health, Inc.*	12,213	151,563
Eli Lilly and Co.	24,879	8,044,625
Johnson & Johnson	4,093	668,632
Longboard Pharmaceuticals, Inc.(x)*	4,498	16,733
Merck & Co., Inc.	43,731	3,766,114
Nuvation Bio, Inc.(x)*	7,200	16,128
Pfizer, Inc.	103,386	4,524,171
Pliant Therapeutics, Inc.*	5,803	121,225
Relmada Therapeutics, Inc.(x)*	2,774	102,693
Roche Holding AG	4,312	1,405,967
Royalty Pharma plc, Class A	20,921	840,606
Theseus Pharmaceuticals, Inc.(x)*	14,238	82,580
Third Harmonic Bio, Inc.(x)*	6,379	121,010
Ventyx Biosciences, Inc.(x)*	3,361	117,333
Viatris, Inc.	21,196	180,590
Zoetis, Inc.	5,707	846,291

		30,393,459

Total Health Care		178,800,661

Industrials (0.3%)
Industrial Conglomerates (0.3%)
General Electric Co.	8,058	498,871

Total Industrials		498,871

Information Technology (0.0%)†
Electronic Equipment, Instruments & Components (0.0%)†
Shimadzu Corp.	4,700	122,340

Total Information Technology		122,340

Materials (0.1%)
Chemicals (0.1%)
Ginkgo Bioworks Holdings, Inc.(x)*	53,863	168,053

Total Materials		168,053

Total Common Stocks (99.9%) (Cost $149,048,622)		180,333,352

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Lantheus Holdings, Inc., CVR(r)(x)* (Cost $—)	13,100	11,306

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
EQRx, Inc., expiring 12/20/26*	3,127	2,564

Health Care Providers & Services (0.0%)†
Sema4 Holdings Corp., expiring 7/22/26*	3,332	726

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Warrants	Value (Note 1)
Life Sciences Tools & Services (0.0%)†
SomaLogic, Inc., expiring 8/31/26*	1,418	$622

Total Health Care		3,912

Total Warrants (0.0%)† (Cost $—)		3,912

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.1%)
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $2,000,508, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $2,040,989.(xx)	$2,000,000	2,000,000
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,131,296, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $1,153,922.(xx)	1,131,016	1,131,016
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $700,184, collateralized by various Common Stocks; total market value $770,203.(xx)	700,000	700,000

Total Repurchase Agreements		3,831,016

Total Short-Term Investments (2.7%) (Cost $4,831,016)		4,831,016

Total Investments in Securities (102.6%) (Cost $153,879,638)		185,179,586
Other Assets Less Liabilities (-2.6%)		(4,716,231)

Net Assets (100%)		$180,463,355

*	Non-income producing.

†	Percent shown is less than 0.05%.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $269,615 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $5,322,546. This was collateralized by $652,850 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/6/22 - 5/15/52 and by cash of $4,831,016 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$417,435	$—	$—	$417,435
Financials	325,992	—	—	325,992
Health Care	171,221,980	7,578,681	—	178,800,661
Industrials	498,871	—	—	498,871
Information Technology	—	122,340	—	122,340
Materials	168,053	—	—	168,053
Right
Health Care	—	—	11,306	11,306
Short-Term Investments
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreements	—	3,831,016	—	3,831,016
Warrants
Health Care	3,290	622	—	3,912

Total Assets	$173,635,621	$11,532,659	$11,306	$185,179,586

Total Liabilities	$—	$—	$—	$—

Total	$173,635,621	$11,532,659	$11,306	$185,179,586

(a)	A security with a market value of $21,534 transferred from Level 3 to Level 1 at the end of the period due to observable market inputs.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,426,257
Aggregate gross unrealized depreciation	(20,871,559)

Net unrealized appreciation	$30,554,698

Federal income tax cost of investments in securities and derivative instruments, if applicable	$154,624,888

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.4%)
Auto Components (1.7%)
Cie Generale des Etablissements Michelin SCA (ADR)	2,036,968	$22,640,899

Household Durables (4.7%)
Lennar Corp., Class A	472,801	35,247,315
Sony Group Corp. (ADR)	446,119	28,573,922

		63,821,237

Total Consumer Discretionary		86,462,136

Consumer Staples (8.6%)
Beverages (4.7%)
Coca-Cola Co. (The)	609,687	34,154,666
Constellation Brands, Inc., Class A	127,777	29,347,821

		63,502,487

Food Products (1.6%)
Tyson Foods, Inc., Class A	329,887	21,749,450

Household Products (2.3%)
Procter & Gamble Co. (The)	240,194	30,324,492

Total Consumer Staples		115,576,429

Energy (4.5%)
Oil, Gas & Consumable Fuels (4.5%)
Coterra Energy, Inc.	1,443,982	37,716,810
Phillips 66	291,832	23,556,679

Total Energy		61,273,489

Financials (16.7%)
Banks (7.3%)
Commerce Bancshares, Inc.	308,507	20,410,823
Cullen/Frost Bankers, Inc.	235,140	31,090,211
Mitsubishi UFJ Financial Group, Inc. (ADR)	3,143,379	14,145,205
PNC Financial Services Group, Inc. (The)	211,256	31,565,872

		97,212,111

Capital Markets (4.9%)
Ameriprise Financial, Inc.	139,064	35,037,175
Blackstone, Inc., Class A	364,583	30,515,597

		65,552,772

Consumer Finance (2.4%)
Capital One Financial Corp.	353,628	32,593,892

Insurance (2.1%)
Cincinnati Financial Corp.	318,833	28,557,872

Total Financials		223,916,647

Health Care (12.2%)
Biotechnology (2.7%)
Amgen, Inc.	159,268	35,899,007

Health Care Equipment & Supplies (3.8%)
Alcon, Inc.	452,839	26,346,173
Medtronic plc	311,274	25,135,376

		51,481,549

Life Sciences Tools & Services (3.3%)
Danaher Corp.	169,641	43,816,574

Pharmaceuticals (2.4%)
Merck & Co., Inc.	379,976	32,723,533

Total Health Care		163,920,663

Industrials (10.7%)
Aerospace & Defense (2.2%)
General Dynamics Corp.	136,357	28,930,865

Industrial Conglomerates (2.3%)
Honeywell International, Inc.	182,203	30,422,435

Machinery (6.2%)
Oshkosh Corp.	257,650	18,110,219
Parker-Hannifin Corp.	144,414	34,992,956
Xylem, Inc.	353,118	30,848,388

		83,951,563

Total Industrials		143,304,863

Information Technology (17.8%)
IT Services (1.0%)
PayPal Holdings, Inc.*	154,287	13,279,482

Semiconductors & Semiconductor Equipment (5.3%)
Microchip Technology, Inc.	593,974	36,250,233
QUALCOMM, Inc.	304,977	34,456,302

		70,706,535

Software (11.5%)
Adobe, Inc.*	117,691	32,388,564
ANSYS, Inc.*	151,567	33,602,404
Autodesk, Inc.*	174,779	32,648,717
Microsoft Corp.	242,927	56,577,698

		155,217,383

Total Information Technology		239,203,400

Materials (11.0%)
Chemicals (8.3%)
Corteva, Inc.	938,351	53,626,760
Ecolab, Inc.	189,515	27,369,756
RPM International, Inc.	369,156	30,754,386

		111,750,902

Construction Materials (2.7%)
Martin Marietta Materials, Inc.	112,521	36,241,889

Total Materials		147,992,791

Real Estate (3.9%)
Equity Real Estate Investment Trusts (REITs) (3.9%)
Crown Castle, Inc. (REIT)	221,340	31,994,697
Equity LifeStyle Properties, Inc. (REIT)	318,861	20,037,225

Total Real Estate		52,031,922

Utilities (5.0%)
Electric Utilities (2.5%)
Xcel Energy, Inc.	537,624	34,407,936

Gas Utilities (2.5%)
Atmos Energy Corp.	327,979	33,404,661

Total Utilities		67,812,597

Total Investments in Securities (96.8%) (Cost $1,449,635,703)		1,301,494,937
Other Assets Less Liabilities (3.2%)		42,444,527

Net Assets (100%)		$1,343,939,464

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$86,462,136	$—	$—	$86,462,136
Consumer Staples	115,576,429	—	—	115,576,429
Energy	61,273,489	—	—	61,273,489
Financials	223,916,647	—	—	223,916,647
Health Care	163,920,663	—	—	163,920,663
Industrials	143,304,863	—	—	143,304,863
Information Technology	239,203,400	—	—	239,203,400
Materials	147,992,791	—	—	147,992,791
Real Estate	52,031,922	—	—	52,031,922
Utilities	67,812,597	—	—	67,812,597

Total Assets	$1,301,494,937	$—	$—	$1,301,494,937

Total Liabilities	$—	$—	$—	$—

Total	$1,301,494,937	$—	$—	$1,301,494,937

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,042,668
Aggregate gross unrealized depreciation	(220,665,842)

Net unrealized depreciation	$(147,623,174)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,449,118,111

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (86.8%)
Energy Equipment & Services (5.5%)
Schlumberger NV	113,755	$4,083,804
Tenaris SA	159,954	2,073,777
Tenaris SA (ADR)	18,553	479,410

		6,636,991

Oil, Gas & Consumable Fuels (81.3%)
ARC Resources Ltd.(x)	227,360	2,730,591
BP plc	897,826	4,269,481
BP plc (ADR)	126,260	3,604,723
Cenovus Energy, Inc.	294,997	4,534,104
Chesapeake Energy Corp.(x)	62,006	5,841,585
Chevron Corp.	35,907	5,158,759
ConocoPhillips	54,799	5,608,130
Coterra Energy, Inc.	181,126	4,731,011
Enbridge, Inc.	105,013	3,893,847
EOG Resources, Inc.	43,625	4,874,221
EQT Corp.	24,464	996,908
Equinor ASA	137,505	4,535,407
Exxon Mobil Corp.	66,331	5,791,360
LUKOIL PJSC (ADR)(r)	41,176	—
Marathon Petroleum Corp.	59,755	5,935,464
Petroleo Brasileiro SA	415,680	2,564,504
Pioneer Natural Resources Co.	22,683	4,911,550
Shell plc	461,529	11,482,978
Shell plc (ADR)	2,227	110,816
Targa Resources Corp.	35,282	2,128,916
TC Energy Corp. (New York Stock Exchange)	3,723	150,000
TC Energy Corp. (Toronto Stock Exchange)(x)	36,464	1,468,749
TotalEnergies SE	116,737	5,494,800
TotalEnergies SE (ADR)	64,783	3,013,705
Valero Energy Corp.	11,854	1,266,600
Williams Cos., Inc. (The)	101,384	2,902,624

		98,000,833

Total Energy		104,637,824

Information Technology (0.4%)
Semiconductors & Semiconductor Equipment (0.4%)
First Solar, Inc.*	4,064	537,546

Total Information Technology		537,546

Utilities (10.9%)
Electric Utilities (7.3%)
American Electric Power Co., Inc.	7,251	626,849
Avangrid, Inc.	7,101	296,112
Constellation Energy Corp.	12,544	1,043,535
Duke Energy Corp.	11,443	1,064,428
Edison International	11,003	622,550
Enel SpA	101,915	417,650
Exelon Corp.	23,197	868,960
FirstEnergy Corp.	22,274	824,138
Iberdrola SA	77,995	725,071
NextEra Energy, Inc.	15,020	1,177,718
Southern Co. (The)	15,708	1,068,144

		8,735,155

Independent Power and Renewable Electricity Producers (1.3%)
China Longyuan Power Group Corp. Ltd., Class H	842,555	1,053,624
RWE AG	14,784	543,974

		1,597,598

Multi-Utilities (2.3%)
CenterPoint Energy, Inc.	15,270	430,309
Engie SA	87,365	1,002,412
National Grid plc	56,551	583,597
Sempra Energy	5,315	796,931

		2,813,249

Total Utilities		13,146,002

Total Common Stocks (98.1%) (Cost $100,832,136)		118,321,372

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (1.1%)
Natwest Markets Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,344,349, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-7.500%, maturing 1/31/24-2/15/52; total market value $1,371,236.(xx)	$1,344,016	1,344,016

Total Short-Term Investment (1.1%) (Cost $1,344,016)		1,344,016

Total Investments in Securities (99.2%) (Cost $102,176,152)		119,665,388
Other Assets Less Liabilities (0.8%)		951,892

Net Assets (100%)		$120,617,280

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $2,386,282. This was collateralized by $1,181,108 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.750%, maturing 2/28/23 - 5/15/50 and by cash of $1,344,016 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

Brazil	2.1%
Canada	10.6
China	0.9
France	7.9
Germany	0.5
Italy	0.3
Netherlands	9.6
Norway	3.8
Russia	0.0 #
Spain	0.6
United Kingdom	7.0
United States	55.9
Cash and Other	0.8

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Energy	$76,781,381	$27,856,443	$—	(b)	$104,637,824
Information Technology	537,546	—	—		537,546
Utilities	8,819,674	4,326,328	—		13,146,002
Short-Term Investment
Repurchase Agreement	—	1,344,016	—		1,344,016

Total Assets	$86,138,601	$33,526,787	$—		$119,665,388

Total Liabilities	$—	$—	$—		$—

Total	$86,138,601	$33,526,787	$—		$119,665,388

(a)	A security with a market value of $0 transferred from Level 1 to Level 3 at the end of the period due to unobservable market inputs.

(b)	Value is zero.

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,413,966
Aggregate gross unrealized depreciation	(6,135,801)

Net unrealized appreciation	$17,278,165

Federal income tax cost of investments in securities and derivative instruments, if applicable	$102,387,223

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.6%)
Diversified Telecommunication Services (0.0%)†
Cogent Communications Holdings, Inc.	2,600	$135,616

Entertainment (0.6%)
Electronic Arts, Inc.	1,100	127,281
Liberty Media Corp.-Liberty Formula One, Class C*	2,500	146,250
Live Nation Entertainment, Inc.*	18,262	1,388,642
Netflix, Inc.*	11,599	2,730,869
Playtika Holding Corp.*	10,127	95,092
ROBLOX Corp., Class A(x)*	8,500	304,640
Roku, Inc.*	1,600	90,240
Spotify Technology SA*	20,469	1,766,475
Take-Two Interactive Software, Inc.*	3,412	371,908
Walt Disney Co. (The)*	2,800	264,124
Warner Bros Discovery, Inc.*	33,600	386,400

		7,671,921

Interactive Media & Services (4.9%)
Alphabet, Inc., Class A*	402,240	38,474,256
Alphabet, Inc., Class C*	120,560	11,591,844
IAC, Inc.*	12,989	719,331
Match Group, Inc.*	26,040	1,243,410
Meta Platforms, Inc., Class A*	50,851	6,899,464
Twitter, Inc.*	13,400	587,456
Vimeo, Inc.*	3,734	14,936
ZoomInfo Technologies, Inc., Class A*	7,300	304,118

		59,834,815

Media (0.1%)
Charter Communications, Inc., Class A*	2,118	642,495
Liberty Broadband Corp., Class C*	1,600	118,080
Nexstar Media Group, Inc., Class A	75	12,514

		773,089

Total Communication Services		68,415,441

Consumer Discretionary (13.5%)
Auto Components (0.0%)†
Aptiv plc*	1,500	117,315
Fox Factory Holding Corp.*	1,300	102,804

		220,119

Automobiles (2.8%)
Lucid Group, Inc.(x)*	13,200	184,404
Rivian Automotive, Inc., Class A(x)*	185,600	6,108,096
Tesla, Inc.*	102,228	27,115,977

		33,408,477

Distributors (0.0%)†
Pool Corp.	712	226,566

Diversified Consumer Services (0.0%)†
Chegg, Inc.*	4,800	101,136
H&R Block, Inc.	4,300	182,922

		284,058

Hotels, Restaurants & Leisure (3.3%)
Airbnb, Inc., Class A*	85,900	9,022,936
Bloomin’ Brands, Inc.	6,400	117,312
Booking Holdings, Inc.*	2,026	3,329,143
Chipotle Mexican Grill, Inc.*	9,810	14,742,076
Churchill Downs, Inc.	700	128,905
Darden Restaurants, Inc.	2,600	328,432
Domino’s Pizza, Inc.	708	219,622
DraftKings, Inc., Class A(x)*	9,100	137,774
Expedia Group, Inc.*	2,900	271,701
Hilton Worldwide Holdings, Inc.	3,800	458,356
Marriott International, Inc., Class A	30,790	4,314,911
McDonald’s Corp.	3,468	800,206
MGM Resorts International	149,860	4,453,839
Planet Fitness, Inc., Class A*	2,300	132,618
Starbucks Corp.	8,053	678,546
Texas Roadhouse, Inc.	1,300	113,438
Travel + Leisure Co.	3,300	112,596
Vail Resorts, Inc.	1,200	258,768
Yum! Brands, Inc.	1,300	138,242

		39,759,421

Household Durables (0.1%)
DR Horton, Inc.	4,100	276,135
Helen of Troy Ltd.*	1,000	96,440
PulteGroup, Inc.	3,700	138,750

		511,325

Internet & Direct Marketing Retail (4.0%)
Amazon.com, Inc.*	369,260	41,726,380
Coupang, Inc.*	67,845	1,130,976
DoorDash, Inc., Class A*	5,873	290,420
eBay, Inc.	3,400	125,154
Etsy, Inc.*	45,100	4,515,863
Stitch Fix, Inc., Class A*	3,300	13,035
Wayfair, Inc., Class A(x)*	1,200	39,060

		47,840,888

Leisure Products (0.1%)
Brunswick Corp.	2,100	137,445
Peloton Interactive, Inc., Class A(x)*	90,736	628,800
Polaris, Inc.	1,400	133,910
YETI Holdings, Inc.*	3,300	94,116

		994,271

Multiline Retail (0.7%)
Dollar General Corp.	17,513	4,200,668
Dollar Tree, Inc.*	1,700	231,370
Nordstrom, Inc.	5,700	95,361
Target Corp.	29,310	4,349,311

		8,876,710

Specialty Retail (1.6%)
Advance Auto Parts, Inc.	800	125,072
AutoZone, Inc.*	391	837,495
Best Buy Co., Inc.	1,800	114,012
Burlington Stores, Inc.*	1,800	201,402
CarMax, Inc.*	1,700	112,234
Carvana Co.(x)*	18,787	381,376
Five Below, Inc.*	1,100	151,437
Floor & Decor Holdings, Inc., Class A*	2,000	140,520
Home Depot, Inc. (The)	31,374	8,657,342
Leslie’s, Inc.(x)*	8,133	119,636
Lowe’s Cos., Inc.	10,662	2,002,430
Murphy USA, Inc.	400	109,964
O’Reilly Automotive, Inc.*	596	419,197
RH*	500	123,035
Ross Stores, Inc.	46,461	3,915,268
TJX Cos., Inc. (The)	22,786	1,415,466
Tractor Supply Co.	2,128	395,553
Ulta Beauty, Inc.*	1,004	402,795
Victoria’s Secret & Co.*	1,366	39,778
Williams-Sonoma, Inc.	1,600	188,560

		19,852,572

Textiles, Apparel & Luxury Goods (0.9%)
Crocs, Inc.*	2,100	144,186
Deckers Outdoor Corp.*	600	187,566
Lululemon Athletica, Inc.*	19,333	5,404,733
NIKE, Inc., Class B	64,533	5,363,983
Skechers USA, Inc., Class A*	4,100	130,052

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Tapestry, Inc.	4,700	$133,621

		11,364,141

Total Consumer Discretionary		163,338,548

Consumer Staples (2.5%)
Beverages (1.2%)
Boston Beer Co., Inc. (The), Class A*	400	129,460
Brown-Forman Corp., Class B	2,710	180,405
Celsius Holdings, Inc.*	58,300	5,286,644
Coca-Cola Co. (The)	56,796	3,181,712
Coca-Cola Consolidated, Inc.	300	123,519
Monster Beverage Corp.*	22,173	1,928,164
National Beverage Corp.	3,300	127,182
PepsiCo, Inc.	22,618	3,692,614

		14,649,700

Food & Staples Retailing (0.8%)
BJ’s Wholesale Club Holdings, Inc.*	2,500	182,025
Costco Wholesale Corp.	17,696	8,357,290
Sysco Corp.	9,866	697,625

		9,236,940

Food Products (0.1%)
Darling Ingredients, Inc.*	2,541	168,087
Hershey Co. (The)	2,438	537,506
Kellogg Co.	3,300	229,878
Lamb Weston Holdings, Inc.	3,200	247,616
Pilgrim’s Pride Corp.*	5,000	115,100

		1,298,187

Household Products (0.3%)
Church & Dwight Co., Inc.	2,861	204,390
Clorox Co. (The)	1,984	254,726
Colgate-Palmolive Co.	9,900	695,475
Kimberly-Clark Corp.	3,900	438,906
Procter & Gamble Co. (The)	19,800	2,499,750

		4,093,247

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	4,482	967,664
Olaplex Holdings, Inc.*	7,600	72,580

		1,040,244

Total Consumer Staples		30,318,318

Energy (0.8%)
Energy Equipment & Services (0.0%)†
ChampionX Corp.	7,400	144,818
Halliburton Co.	10,720	263,926
Valaris Ltd.(x)*	3,200	156,608

		565,352

Oil, Gas & Consumable Fuels (0.8%)
Antero Resources Corp.*	5,100	155,703
Cheniere Energy, Inc.	2,800	464,548
ConocoPhillips	36,720	3,757,925
Continental Resources, Inc.	1,688	112,775
Devon Energy Corp.	6,200	372,806
Diamondback Energy, Inc.	2,600	313,196
EOG Resources, Inc.	8,300	927,359
Hess Corp.	4,300	468,657
Magnolia Oil & Gas Corp., Class A	6,400	126,784
Matador Resources Co.	3,000	146,760
Occidental Petroleum Corp.	13,100	804,995
ONEOK, Inc.	2,800	143,472
Ovintiv, Inc.	4,810	221,260
PBF Energy, Inc., Class A*	4,400	154,704
PDC Energy, Inc.	2,400	138,696
Pioneer Natural Resources Co.	2,500	541,325
Range Resources Corp.	5,700	143,982
SM Energy Co.	4,100	154,201
Targa Resources Corp.	6,000	362,040
Texas Pacific Land Corp.	100	177,723

		9,688,911

Total Energy		10,254,263

Financials (2.1%)
Banks (0.1%)
First Citizens BancShares, Inc., Class A	200	159,486
Signature Bank	800	120,800
SVB Financial Group*	1,000	335,780
Western Alliance Bancorp	2,100	138,054

		754,120

Capital Markets (1.2%)
Ameriprise Financial, Inc.	1,300	327,535
Ares Management Corp.	2,900	179,655
Blackstone, Inc., Class A	13,600	1,138,320
Brookfield Asset Management, Inc., Class A	99,260	4,058,741
Charles Schwab Corp. (The)	16,400	1,178,668
FactSet Research Systems, Inc.	976	390,507
LPL Financial Holdings, Inc.	1,500	327,720
MarketAxess Holdings, Inc.	700	155,743
Moody’s Corp.	2,897	704,290
Morgan Stanley	36,440	2,879,124
Morningstar, Inc.	800	169,856
MSCI, Inc.	1,169	493,073
Raymond James Financial, Inc.	1,700	167,994
S&P Global, Inc.	7,790	2,378,677
Tradeweb Markets, Inc., Class A	2,100	118,482

		14,668,385

Consumer Finance (0.0%)†
American Express Co.	1,020	137,608
Credit Acceptance Corp.(x)*	16	7,008

		144,616

Diversified Financial Services (0.0%)†
Apollo Global Management, Inc.	6,800	316,200

Insurance (0.8%)
Alleghany Corp.*	200	167,874
Aon plc, Class A	3,859	1,033,710
Arch Capital Group Ltd.*	2,500	113,850
Arthur J Gallagher & Co.	900	154,098
Brown & Brown, Inc.	2,700	163,296
Erie Indemnity Co., Class A	500	111,155
Everest Re Group Ltd.	500	131,220
Lincoln National Corp.	3,200	140,512
Markel Corp.*	100	108,422
Marsh & McLennan Cos., Inc.	8,701	1,298,972
Progressive Corp. (The)	50,740	5,896,496
Ryan Specialty Holdings, Inc., Class A*	4,100	166,542

		9,486,147

Total Financials		25,369,468

Health Care (13.1%)
Biotechnology (3.0%)
AbbVie, Inc.	34,279	4,600,585
ACADIA Pharmaceuticals, Inc.*	4,400	71,984
Alnylam Pharmaceuticals, Inc.*	31,800	6,365,088
Amgen, Inc.	8,720	1,965,488
Amicus Therapeutics, Inc.*	11,000	114,840
Arrowhead Pharmaceuticals, Inc.*	3,800	125,590
Ascendis Pharma A/S (ADR)(x)*	54,420	5,619,409
Biogen, Inc.*	3,000	801,000
Biohaven Pharmaceutical Holding Co. Ltd.*	1,000	151,170
BioMarin Pharmaceutical, Inc.*	79,700	6,756,169
Deciphera Pharmaceuticals, Inc.*	3,200	59,200
Denali Therapeutics, Inc.*	2,700	82,863

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Exact Sciences Corp.*	5,127	$166,576
Exelixis, Inc.*	8,600	134,848
Fate Therapeutics, Inc.*	3,000	67,230
FibroGen, Inc.*	3,200	41,632
Halozyme Therapeutics, Inc.*	3,600	142,344
Heron Therapeutics, Inc.*	6,100	25,742
Horizon Therapeutics plc*	5,500	340,395
Incyte Corp.*	3,092	206,051
Intellia Therapeutics, Inc.*	2,000	111,920
Ionis Pharmaceuticals, Inc.*	2,500	110,575
Ironwood Pharmaceuticals, Inc.*	8,500	88,060
Karuna Therapeutics, Inc.*	600	134,958
Ligand Pharmaceuticals, Inc.*	913	78,618
Madrigal Pharmaceuticals, Inc.*	600	38,994
Moderna, Inc.*	1,100	130,075
Natera, Inc.*	2,200	96,404
Neurocrine Biosciences, Inc.*	30,746	3,265,533
Novavax, Inc.(x)*	2,200	40,040
Regeneron Pharmaceuticals, Inc.*	332	228,705
Sangamo Therapeutics, Inc.*	1,980	9,702
Sarepta Therapeutics, Inc.*	1,600	176,864
Seagen, Inc.*	2,600	355,758
Twist Bioscience Corp.*	1,500	52,860
Ultragenyx Pharmaceutical, Inc.*	2,600	107,666
Vertex Pharmaceuticals, Inc.*	13,410	3,882,731

		36,747,667

Health Care Equipment & Supplies (3.6%)
Abbott Laboratories	4,400	425,744
ABIOMED, Inc.*	1,248	306,584
Align Technology, Inc.*	1,520	314,807
Atrion Corp.	66	37,290
Baxter International, Inc.	2,300	123,878
Becton Dickinson and Co.	7,988	1,779,966
Dexcom, Inc.*	50,010	4,027,805
Edwards Lifesciences Corp.*	11,966	988,751
Globus Medical, Inc., Class A*	2,700	160,839
Haemonetics Corp.*	2,000	148,060
IDEXX Laboratories, Inc.*	1,600	521,280
Insulet Corp.*	8,222	1,886,127
Intuitive Surgical, Inc.*	24,823	4,652,823
iRhythm Technologies, Inc.*	900	112,752
Lantheus Holdings, Inc.*	140,700	9,895,431
LivaNova plc*	1,800	91,386
Masimo Corp.*	1,000	141,160
Neogen Corp.*	4,400	61,468
Nevro Corp.*	1,100	51,260
Novocure Ltd.*	3,100	235,538
NuVasive, Inc.*	2,100	92,001
Omnicell, Inc.*	1,650	143,599
Penumbra, Inc.*	1,200	227,520
ResMed, Inc.	2,779	606,656
Shockwave Medical, Inc.*	39,200	10,900,344
STAAR Surgical Co.*	1,400	98,770
Stryker Corp.	25,211	5,106,236

		43,138,075

Health Care Providers & Services (3.1%)
agilon health, Inc.*	4,800	112,416
AmerisourceBergen Corp.	2,900	392,457
Chemed Corp.	200	87,312
Cigna Corp.	27,164	7,537,195
CorVel Corp.*	924	127,909
DaVita, Inc.*	1,800	148,986
Elevance Health, Inc.	1,400	635,936
HCA Healthcare, Inc.	882	162,103
HealthEquity, Inc.*	1,600	107,472
Humana, Inc.	18,570	9,009,978
LHC Group, Inc.*	1,000	163,660
McKesson Corp.	543	184,550
Molina Healthcare, Inc.*	900	296,856
Select Medical Holdings Corp.	7,500	165,750
UnitedHealth Group, Inc.	35,581	17,969,828

		37,102,408

Health Care Technology (0.0%)†
Certara, Inc.*	692	9,190
Change Healthcare, Inc.*	6,400	175,936
Veeva Systems, Inc., Class A*	2,700	445,176

		630,302

Life Sciences Tools & Services (1.9%)
10X Genomics, Inc., Class A*	2,400	68,352
Adaptive Biotechnologies Corp.*	4,889	34,810
Agilent Technologies, Inc.	5,200	632,060
Avantor, Inc.*	90,097	1,765,901
Bio-Rad Laboratories, Inc., Class A*	6,240	2,602,954
Bio-Techne Corp.	1,100	312,400
Bruker Corp.	3,100	164,486
Charles River Laboratories International, Inc.*	1,300	255,840
Danaher Corp.	1,000	258,290
ICON plc*	21,800	4,006,404
IQVIA Holdings, Inc.*	3,600	652,104
Maravai LifeSciences Holdings, Inc., Class A*	6,719	171,536
Medpace Holdings, Inc.*	1,100	172,887
Mettler-Toledo International, Inc.*	420	455,330
Repligen Corp.*	40,900	7,652,799
Sotera Health Co.*	9,561	65,206
Syneos Health, Inc.*	369	17,398
Thermo Fisher Scientific, Inc.	7,345	3,725,311
Waters Corp.*	1,200	323,436
West Pharmaceutical Services, Inc.	1,400	344,512

		23,682,016

Pharmaceuticals (1.5%)
Aerie Pharmaceuticals, Inc.*	2,800	42,364
Amneal Pharmaceuticals, Inc.*	10,300	20,806
Catalent, Inc.*	1,800	130,248
Daiichi Sankyo Co. Ltd. (ADR)	37,543	1,053,457
Eli Lilly and Co.	41,024	13,265,110
Innoviva, Inc.*	3,432	39,845
Merck & Co., Inc.	20,600	1,774,072
Reata Pharmaceuticals, Inc., Class A(x)*	1,200	30,156
Zoetis, Inc.	9,147	1,356,409

		17,712,467

Total Health Care		159,012,935

Industrials (3.6%)
Aerospace & Defense (0.8%)
Axon Enterprise, Inc.*	1,000	115,750
Boeing Co. (The)*	3,300	399,564
BWX Technologies, Inc.	3,600	181,332
HEICO Corp.	800	115,184
HEICO Corp., Class A	1,520	174,222
Howmet Aerospace, Inc.	5,900	182,487
Lockheed Martin Corp.	4,630	1,788,523
Northrop Grumman Corp.	500	235,160
TransDigm Group, Inc.	11,242	5,900,026
Virgin Galactic Holdings, Inc.(x)*	4,900	23,079

		9,115,327

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,500	144,465
Expeditors International of Washington, Inc.	1,554	137,234
GXO Logistics, Inc.*	2,400	84,144
United Parcel Service, Inc., Class B	12,755	2,060,442

		2,426,285

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (0.0%)†
Delta Air Lines, Inc.*	12,400	$347,944

Building Products (0.1%)
AAON, Inc.	2,449	131,952
Advanced Drainage Systems, Inc.	1,700	211,429
Allegion plc	1,345	120,620
Armstrong World Industries, Inc.	2,100	166,383
Carlisle Cos., Inc.	1,100	308,451
Fortune Brands Home & Security, Inc.	2,100	112,749
Masco Corp.	3,100	144,739
Trane Technologies plc	2,600	376,506
Trex Co., Inc.*	2,400	105,456

		1,678,285

Commercial Services & Supplies (0.2%)
Brink’s Co. (The)	2,300	111,412
Cintas Corp.	1,572	610,235
Copart, Inc.*	4,130	439,432
IAA, Inc.*	4,000	127,400
Republic Services, Inc.	1,200	163,248
Rollins, Inc.	5,900	204,612
Tetra Tech, Inc.	581	74,676
Waste Management, Inc.	7,500	1,201,575

		2,932,590

Construction & Engineering (0.1%)
AECOM	2,300	157,251
EMCOR Group, Inc.	900	103,932
Quanta Services, Inc.	2,100	267,519
WillScot Mobile Mini Holdings Corp.*	2,700	108,891

		637,593

Electrical Equipment (0.4%)
AMETEK, Inc.	32,480	3,683,557
Array Technologies, Inc.*	185	3,067
Emerson Electric Co.	5,000	366,100
EnerSys	2,200	127,974
Generac Holdings, Inc.*	1,700	302,838
Plug Power, Inc.(x)*	5,000	105,050
Rockwell Automation, Inc.	1,534	329,979
Vertiv Holdings Co.	8,400	81,648

		5,000,213

Industrial Conglomerates (0.1%)
General Electric Co.	2,300	142,393
Honeywell International, Inc.	3,800	634,486

		776,879

Machinery (0.7%)
AGCO Corp.	1,600	153,872
Caterpillar, Inc.	8,919	1,463,429
Chart Industries, Inc.*	1,000	184,350
Deere & Co.	5,443	1,817,363
Donaldson Co., Inc.	3,200	156,832
Graco, Inc.	2,226	133,449
IDEX Corp.	800	159,880
Illinois Tool Works, Inc.	5,404	976,233
Ingersoll Rand, Inc.	52,081	2,253,024
Lincoln Electric Holdings, Inc.	1,700	213,724
Middleby Corp. (The)*	1,200	153,804
Otis Worldwide Corp.	2,200	140,360
Parker-Hannifin Corp.	700	169,617
Toro Co. (The)	3,044	263,245

		8,239,182

Professional Services (0.1%)
Booz Allen Hamilton Holding Corp.	2,500	230,875
CoStar Group, Inc.*	2,520	175,518
Equifax, Inc.	1,416	242,745
Robert Half International, Inc.	2,900	221,850
TransUnion	2,700	160,623
Verisk Analytics, Inc.	2,968	506,133

		1,537,744

Road & Rail (0.8%)
CSX Corp.	10,500	279,720
JB Hunt Transport Services, Inc.	1,700	265,914
Lyft, Inc., Class A*	8,400	110,628
Old Dominion Freight Line, Inc.	4,639	1,154,044
Saia, Inc.*	800	152,000
Uber Technologies, Inc.*	31,700	840,050
Union Pacific Corp.	31,574	6,151,247
XPO Logistics, Inc.*	2,400	106,848

		9,060,451

Trading Companies & Distributors (0.1%)
Applied Industrial Technologies, Inc.	1,100	113,058
Fastenal Co.	11,204	515,832
SiteOne Landscape Supply, Inc.*	900	93,726
United Rentals, Inc.*	700	189,084
Watsco, Inc.	700	180,222
WW Grainger, Inc.	907	443,695

		1,535,617

Total Industrials		43,288,110

Information Technology (34.7%)
Communications Equipment (0.1%)
Arista Networks, Inc.*	14,200	1,603,038

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	52,736	3,531,202
Arrow Electronics, Inc.*	1,400	129,066
CDW Corp.	2,600	405,808
Cognex Corp.	5,104	211,561
Coherent Corp.*	546	19,028
Corning, Inc.	1,181	34,273
Jabil, Inc.	3,500	201,985
Keysight Technologies, Inc.*	3,200	503,552
Zebra Technologies Corp., Class A*	600	157,206

		5,193,681

IT Services (5.5%)
Accenture plc, Class A	16,622	4,276,841
Affirm Holdings, Inc.(x)*	24,181	453,636
Automatic Data Processing, Inc.	7,387	1,670,866
Broadridge Financial Solutions, Inc.	2,100	303,072
Cass Information Systems, Inc.	525	18,212
Cloudflare, Inc., Class A*	7,100	392,701
DigitalOcean Holdings, Inc.(x)*	2,900	104,893
EPAM Systems, Inc.*	1,100	398,409
Euronet Worldwide, Inc.*	1,400	106,064
Fiserv, Inc.*	62,905	5,886,021
FleetCor Technologies, Inc.*	1,406	247,695
Gartner, Inc.*	1,511	418,079
Global Payments, Inc.	28,180	3,044,849
Globant SA*	800	149,664
Hackett Group, Inc. (The)	2,178	38,594
International Business Machines Corp.	11,700	1,390,077
Jack Henry & Associates, Inc.	1,928	351,417
Mastercard, Inc., Class A	29,257	8,318,935
Maximus, Inc.	2,900	167,823
MongoDB, Inc.*	6,672	1,324,792
Okta, Inc.*	1,700	96,679
Paychex, Inc.	6,273	703,893
PayPal Holdings, Inc.*	43,225	3,720,376
Shift4 Payments, Inc., Class A*	2,000	89,220
Snowflake, Inc., Class A*	80,963	13,760,471
StoneCo Ltd., Class A*	8,500	81,005
Switch, Inc., Class A	4,500	151,605
Twilio, Inc., Class A*	1,400	96,796
VeriSign, Inc.*	900	156,330

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Visa, Inc., Class A	103,339	$18,358,173
Western Union Co. (The)	9,600	129,600
WEX, Inc.*	1,000	126,940
Wix.com Ltd.*	1,600	125,168

		66,658,896

Semiconductors & Semiconductor Equipment (4.6%)
Advanced Micro Devices, Inc.*	92,503	5,860,990
Allegro MicroSystems, Inc.*	508	11,100
Analog Devices, Inc.	2,762	384,857
Applied Materials, Inc.	47,600	3,899,868
ASML Holding NV (Registered) (NYRS)	6,898	2,865,084
Broadcom, Inc.	7,700	3,418,877
Enphase Energy, Inc.*	45,700	12,680,379
Entegris, Inc.	2,900	240,758
GLOBALFOUNDRIES, Inc.(x)*	2,074	100,278
KLA Corp.	2,800	847,364
Lam Research Corp.	8,780	3,213,480
Lattice Semiconductor Corp.*	2,600	127,946
Microchip Technology, Inc.	61,766	3,769,579
Micron Technology, Inc.	4,600	230,460
Monolithic Power Systems, Inc.	900	327,060
NVIDIA Corp.	92,058	11,174,921
ON Semiconductor Corp.*	6,800	423,844
QUALCOMM, Inc.	39,525	4,465,535
Synaptics, Inc.*	1,000	99,010
Teradyne, Inc.	2,800	210,420
Texas Instruments, Inc.	12,281	1,900,853
Universal Display Corp.	1,518	143,223

		56,395,886

Software (18.2%)
8x8, Inc.*	6,300	21,735
Adobe, Inc.*	9,152	2,518,630
American Software, Inc., Class A	192	2,941
ANSYS, Inc.*	1,100	243,870
Appfolio, Inc., Class A*	1,300	136,136
Appian Corp., Class A*	1,500	61,245
AppLovin Corp., Class A(x)*	5,900	114,991
Asana, Inc., Class A(x)*	3,400	75,582
Aspen Technology, Inc.*	840	200,088
Atlassian Corp. plc, Class A*	82,305	17,332,610
Autodesk, Inc.*	4,197	784,000
Avalara, Inc.*	1,700	156,060
Bentley Systems, Inc., Class B	4,000	122,360
Bill.com Holdings, Inc.*	65,100	8,617,287
Black Knight, Inc.*	2,300	148,879
Blackbaud, Inc.*	1,300	57,278
C3.ai, Inc., Class A(x)*	539	6,737
Cadence Design Systems, Inc.*	17,941	2,932,098
CommVault Systems, Inc.*	2,600	137,904
Crowdstrike Holdings, Inc., Class A*	72,562	11,958,943
Datadog, Inc., Class A*	119,000	10,564,820
Digital Turbine, Inc.*	3,500	50,435
DocuSign, Inc.*	5,700	304,779
DoubleVerify Holdings, Inc.*	4,600	125,810
Dynatrace, Inc.*	6,642	231,208
Elastic NV*	69,200	4,964,408
Envestnet, Inc.*	2,800	124,320
Everbridge, Inc.*	1,300	40,144
Fair Isaac Corp.*	500	206,005
Fortinet, Inc.*	114,822	5,641,205
Gitlab, Inc., Class A(x)*	113,600	5,818,592
HashiCorp, Inc., Class A(x)*	7,131	229,547
HubSpot, Inc.*	900	243,108
Informatica, Inc., Class A(x)*	6,200	124,434
Intuit, Inc.	23,985	9,289,870
LivePerson, Inc.*	630	5,935
Microsoft Corp.#	272,735	63,519,981
New Relic, Inc.*	1,900	109,022
Nutanix, Inc., Class A*	5,700	118,731
OneSpan, Inc.*	1,452	12,502
Oracle Corp.	20,159	1,231,110
Palantir Technologies, Inc., Class A*	48,500	394,305
Palo Alto Networks, Inc.*	83,000	13,594,570
Paycom Software, Inc.*	1,000	329,990
Paylocity Holding Corp.*	29,400	7,102,452
Pegasystems, Inc.	1,400	44,996
Procore Technologies, Inc.(x)*	2,800	138,544
PTC, Inc.*	2,000	209,200
Q2 Holdings, Inc.*	2,400	77,280
RingCentral, Inc., Class A*	2,500	99,900
Salesforce, Inc.*	99,212	14,270,654
SentinelOne, Inc., Class A*	6,400	163,584
ServiceNow, Inc.*	23,854	9,007,509
Splunk, Inc.*	3,134	235,677
Synopsys, Inc.*	3,624	1,107,168
Trade Desk, Inc. (The), Class A*	183,488	10,963,408
Tyler Technologies, Inc.*	746	259,235
UiPath, Inc., Class A*	7,600	95,836
Unity Software, Inc.(x)*	4,422	140,885
Varonis Systems, Inc.*	4,200	111,384
VMware, Inc., Class A	1,962	208,875
Workday, Inc., Class A*	28,968	4,409,509
Zendesk, Inc.*	3,600	273,960
Zoom Video Communications, Inc., Class A*	3,400	250,206
Zscaler, Inc.*	51,300	8,432,181

		220,506,648

Technology Hardware, Storage & Peripherals (5.9%)
Apple, Inc.	509,360	70,393,552
Dell Technologies, Inc., Class C	4,000	136,680
HP, Inc.	12,900	321,468
NetApp, Inc.	5,300	327,805
Pure Storage, Inc., Class A*	7,300	199,801

		71,379,306

Total Information Technology		421,737,455

Materials (0.5%)
Chemicals (0.3%)
Albemarle Corp.	1,200	317,328
Axalta Coating Systems Ltd.*	6,500	136,890
CF Industries Holdings, Inc.	3,900	375,375
Chemours Co. (The)	4,800	118,320
Ecolab, Inc.	4,240	612,341
FMC Corp.	1,000	105,700
Linde plc	2,000	539,180
Mosaic Co. (The)	3,000	144,990
PPG Industries, Inc.	3,000	332,070
Sherwin-Williams Co. (The)	4,618	945,535
Valvoline, Inc.	5,200	131,768

		3,759,497

Construction Materials (0.0%)†
Vulcan Materials Co.	1,700	268,107

Containers & Packaging (0.1%)
Avery Dennison Corp.	1,000	162,700
Ball Corp.	2,800	135,296
Berry Global Group, Inc.*	2,800	130,284
Crown Holdings, Inc.	2,000	162,060
Sealed Air Corp.	3,400	151,334

		741,674

Metals & Mining (0.1%)
Commercial Metals Co.	4,300	152,564
MP Materials Corp.*	4,500	122,850
Royal Gold, Inc.	1,400	131,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Southern Copper Corp.	3,200	$143,488

		550,250

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	2,900	148,451

Total Materials		5,467,979

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)	6,867	1,474,345
Camden Property Trust (REIT)	1,100	131,395
Crown Castle, Inc. (REIT)	8,332	1,204,391
Equinix, Inc. (REIT)	1,307	743,474
Equity LifeStyle Properties, Inc. (REIT)	3,316	208,377
Iron Mountain, Inc. (REIT)	6,100	268,217
Lamar Advertising Co. (REIT), Class A	2,200	181,478
Public Storage (REIT)	2,419	708,307
SBA Communications Corp. (REIT)	666	189,577
Simon Property Group, Inc. (REIT)	4,162	373,540

		5,483,101

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	4,200	283,542

Total Real Estate		5,766,643

Utilities (0.0%)†
Gas Utilities (0.0%)†
National Fuel Gas Co.	2,200	135,410
Southwest Gas Holdings, Inc.	1,700	118,575

		253,985

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	300	6,780
Clearway Energy, Inc., Class C	4,500	143,325
Vistra Corp.	6,500	136,500

		286,605

Total Utilities		540,590

Total Common Stocks (76.9%) (Cost $636,355,665)		933,509,750

EXCHANGE TRADED FUNDS (ETF):
Equity (7.4%)
iShares Russell 1000 Growth ETF(x)	106,488	22,405,075
Vanguard Growth ETF	209,898	44,907,677
Vanguard Russell 1000 Growth ETF(x)	414,747	22,483,435

Total Exchange Traded Funds (7.4%) (Cost $105,397,619)		89,796,187

SHORT-TERM INVESTMENTS:
Investment Companies (14.2%)
Dreyfus Treasury Obligations Cash Management Fund(xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	167,278,052	167,344,963

Total Investment Companies		172,344,963

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.1%)
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $5,001,242, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $5,100,001.(xx)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $14,320,251, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $14,603,042.(xx)	14,316,708	14,316,708
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $4,002,489, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22-2/15/52; total market value $4,384,200.(xx)	4,000,000	4,000,000
Societe Generale SA, 2.96%, dated 9/30/22, due 10/7/22, repurchase price $2,001,151, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 7/31/23-5/31/29; total market value $2,040,001.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		25,316,708

Total Short-Term Investments (16.3%) (Cost $197,659,073)		197,661,671

Total Investments in Securities (100.6%) (Cost $939,412,357)		1,220,967,608
Other Assets Less Liabilities (-0.6%)		(7,262,495)

Net Assets (100%)		$1,213,705,113

*	Non-income producing.

†	Percent shown is less than 0.05%.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $17,700,400.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $29,640,937. This was collateralized by $220,056 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/6/22 - 5/15/52 and by cash of $30,316,708 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	284	12/2022	USD	62,681,640	(4,153,869)
S&P 500 E-Mini Index	460	12/2022	USD	82,834,500	(4,601,672)
S&P Midcap 400 E-Mini Index	158	12/2022	USD	34,889,560	(1,478,836)

					(10,234,377)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$68,415,441	$—	$—	$68,415,441
Consumer Discretionary	163,338,548	—	—	163,338,548
Consumer Staples	30,318,318	—	—	30,318,318
Energy	10,254,263	—	—	10,254,263
Financials	25,369,468	—	—	25,369,468
Health Care	159,012,935	—	—	159,012,935
Industrials	43,288,110	—	—	43,288,110
Information Technology	421,737,455	—	—	421,737,455
Materials	5,467,979	—	—	5,467,979
Real Estate	5,766,643	—	—	5,766,643
Utilities	540,590	—	—	540,590
Exchange Traded Funds	89,796,187	—	—	89,796,187
Short-Term Investments
Investment Companies	172,344,963	—	—	172,344,963
Repurchase Agreements	—	25,316,708	—	25,316,708

Total Assets	$1,195,650,900	$25,316,708	$—	$1,220,967,608

Liabilities:
Futures	$(10,234,377)	$—	$—	$(10,234,377)

Total Liabilities	$(10,234,377)	$—	$—	$(10,234,377)

Total	$1,185,416,523	$25,316,708	$—	$1,210,733,231

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$348,666,934
Aggregate gross unrealized depreciation	(82,251,042)

Net unrealized appreciation	$266,415,892

Federal income tax cost of investments in securities and derivative instruments, if applicable	$944,317,339

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.7%)
A10 Bridge Asset Financing LLC,
Series 2020-C A
2.021%, 8/15/40§	$29,875	$29,536
AASET Trust,
Series 2020-1A A
3.351%, 1/16/40§	539,583	435,338
ACE Securities Corp.
Home Equity Loan Trust,
Series 2007-HE1 A2C
3.424%, 1/25/37(l)	1,350,533	873,006
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§	231,893	200,057
Series 2017-1 AA
3.300%, 1/15/30§	15,904	13,619
Aligned Data Centers Issuer LLC,
Series 2021-1A A2
1.937%, 8/15/46§	750,000	644,078
Series 2021-1A B
2.482%, 8/15/46§	500,000	422,437
American Airlines Pass-Through Trust,
Series 2013-1 A
4.000%, 7/15/25	218,242	184,441
Series 2013-2 A
4.950%, 1/15/23	9,989	9,840
Series 2015-2 AA
3.600%, 9/22/27	83,051	73,100
Series 2015-2 B
4.400%, 9/22/23	94,278	89,577
Series 2016-1 B
5.250%, 1/15/24	975	909
Series 2016-2 B
4.375%, 6/15/24§	30,300	27,633
Series 2016-3 AA
3.000%, 10/15/28	227,770	196,088
Series 2017-1 B
4.950%, 2/15/25	7,733	6,950
Series 2019-1 A
3.500%, 2/15/32	432,215	309,795
Series 2019-1 AA
3.150%, 2/15/32	64,832	54,626
Series 2019-1 B
3.850%, 2/15/28	61,002	49,587
Series 2021-1 A
2.875%, 7/11/34	800,000	648,748
Apidos CLO XXIV,
Series 2016-24A A1AL
3.660%, 10/20/30(l)§	250,000	243,104
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL2 A
4.695%, 5/15/37(l)§	136,000	134,096
Atlas Senior Loan Fund X Ltd.,
Series 2018-10A A
3.602%, 1/15/31(l)§	491,101	476,083
Atrium IX,
Series 9A AR2
4.033%, 5/28/30(l)§	249,822	244,528
Barings CLO Ltd.,
Series 2018-3A A1
3.660%, 7/20/29(l)§	160,965	158,846
BDS Ltd.,
Series 2019-FL4 B
4.689%, 8/15/36(l)§	145,000	144,363
BHG Securitization Trust,
Series 2022-A C
3.080%, 2/20/35§	187,000	157,561
Series 2022-C A
5.320%, 10/17/35§	112,000	112,018
Blackbird Capital Aircraft,
Series 2021-1A B
3.446%, 7/15/46§	703,937	528,608
BlueMountain CLO XXII Ltd.,
Series 2018-22A A1
3.592%, 7/15/31(l)§	250,000	242,989
Capital One Multi-Asset Execution Trust,
Series 2017-A5 A5
3.398%, 7/15/27(l)	600,000	599,766
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-1A A1R2
3.850%, 4/20/34(l)§	500,000	475,947
CIFC Funding Ltd.,
Series 2017-1A AR
3.742%, 4/23/29(l)§	237,027	233,210
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5
3.672%, 4/22/26(l)	300,000	299,952
Series 2018-A5 A5
3.253%, 8/7/27(l)	300,000	300,234
CLNC Ltd.,
Series 2019-FL1 B
5.033%, 8/20/35(l)§	145,000	140,044
CPS Auto Receivables Trust,
Series 2021-A D
1.160%, 12/15/26§	750,000	717,850
Series 2021-A E
2.530%, 3/15/28§	500,000	469,320
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A
5.898%, 5/25/37(l)	5,105,833	1,356,641
DataBank Issuer,
Series 2021-1A A2
2.060%, 2/27/51§	900,000	773,517
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA
2.000%, 6/10/28	44,021	37,546
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2
3.668%, 10/25/49§	487,500	425,968
Doric Nimrod Air Alpha Pass-Through Trust,
Series 2013-1 A
5.250%, 5/30/23§	201,028	199,224

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Doric Nimrod Air Finance Alpha Ltd. Pass- Through Trust,
Series 2012-1 A
5.125%, 11/30/22§	$15,869	$15,820
Elevation CLO Ltd.,
Series 2018-9A A1
3.632%, 7/15/31(l)§	500,000	480,488
FS RIALTO,
Series 2021-FL2 A
4.159%, 5/16/38(l)§	350,000	339,489
FS Rialto Issuer LLC,
Series 2022-FL5 A
5.322%, 6/19/37(l)§	104,000	103,086
Series 2022-FL6 A
5.598%, 8/17/37(l)§	100,000	99,630
Galaxy Xxiv CLO Ltd.,
Series 2017-24A A
3.632%, 1/15/31(l)§	250,000	244,508
Galaxy XXVII CLO Ltd.,
Series 2018-27A A
3.942%, 5/16/31(l)§	250,000	243,483
Generate CLO 9 Ltd.,
Series 9A A
3.910%, 10/20/34(l)§	500,000	476,314
GLS Auto Receivables Issuer Trust,
Series 2022-1A A
1.980%, 8/15/25§	445,571	440,382
Series 2022-3A A2
4.590%, 5/15/26§	600,000	598,134
GM Financial Consumer Automobile Receivables Trust,
Series 2022-2 A2
2.520%, 5/16/25	700,000	692,411
GoodLeap Sustainable Home Solutions Trust,
Series 2021-3CS A
2.100%, 5/20/48§	673,158	544,547
Series 2021-5CS B
2.560%, 10/20/48§	388,195	314,549
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 B
4.418%, 9/15/37(l)§	145,000	142,703
GSAA Home Equity Trust,
Series 2006-5 2A1
3.224%, 3/25/36(l)	10,833	3,937
Series 2007-10 A2A
6.500%, 11/25/37	2,059,889	970,214
Series 2007-8 A2
3.784%, 8/25/37(l)	92,148	88,543
Hertz Vehicle Financing III LP,
Series 2021-2A C
2.520%, 12/27/27§	375,000	316,716
Hertz Vehicle Financing LLC,
Series 2021-1A C
2.050%, 12/26/25§	375,000	339,858
Home Partners of America Trust,
Series 2021-1 D
2.477%, 9/17/41§	590,754	465,274
Series 2021-1 F
3.325%, 9/17/41§	503,695	386,924
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1
3.364%, 10/25/36(l)	7,500,149	2,378,512
Jamestown CLO VI-R Ltd.,
Series 2018-6RA A1
3.933%, 4/25/30(l)§	495,054	484,016
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32	631,291	557,128
JP Morgan Mortgage Acquisition Trust,
Series 2006-RM1 A5
3.564%, 8/25/36(l)	4,234,959	1,919,301
Labrador Aviation Finance Ltd.,
Series 2016-1A A1
4.300%, 1/15/42§	1,346,902	1,050,583
LCCM Trust,
Series 2021-FL3 A
4.268%, 11/15/38(l)§	367,000	355,094
Lendmark Funding Trust,
Series 2021-1A A
1.900%, 11/20/31§	700,000	590,669
Series 2022-1A A
5.120%, 7/20/32§	116,000	112,933
LL ABS Trust,
Series 2022-1A A
3.760%, 11/15/29§	443,707	435,548
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
3.948%, 5/15/28(l)§	6,113	6,102
Series 2019-CRE2 AS
4.318%, 5/15/36(l)§	217,151	216,028
Series 2019-CRE2 B
4.518%, 5/15/36(l)§	145,000	143,244
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2
3.304%, 10/25/36(l)	2,669,268	793,003
Madison Park Funding XI Ltd.,
Series 2013-11A AR2
3.683%, 7/23/29(l)§	243,814	239,371
Madison Park Funding XLI Ltd.,
Series 12A AR
3.589%, 4/22/27(l)§	210,509	207,183
Madison Park Funding XXXIV Ltd.,
Series 2019-34A AR
3.903%, 4/25/32(l)§	500,000	487,442
Marathon CLO V Ltd.,
Series 2013-5A A1R
3.854%, 11/21/27(l)§	23,416	23,336
Marble Point CLO XXII Ltd.,
Series 2021-2A A
3.983%, 7/25/34(l)§	500,000	473,069
Mariner Finance Issuance Trust,
Series 2021-AA A
1.860%, 3/20/36§	700,000	605,774

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1
3.404%, 7/25/37(l)	$3,316,159	$1,866,650
MF1 LLC,
Series 2022-FL9 A
5.174%, 6/19/37(l)§	100,000	99,743
Midocean Credit CLO IX,
Series 2018-9A A1
3.860%, 7/20/31(l)§	500,000	482,741
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1 A3
3.384%, 7/25/36(l)	3,505,010	1,516,436
Mosaic Solar Loan Trust,
Series 2022-1A A
2.640%, 1/20/53§	650,939	571,350
Navient Private Education Loan Trust,
Series 2015-BA A3
4.268%, 7/16/40(l)§	633,638	628,714
NBC Funding LLC,
Series 2021-1 A2
2.989%, 7/30/51§	992,500	854,724
NLY Commercial Mortgage Trust,
Series 2019-FL2 B
4.718%, 2/15/36(l)§	145,000	143,945
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A
3.404%, 2/25/37(l)	1,124,702	1,015,743
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1
3.838%, 4/19/31(l)§	492,590	477,249
NRZ Excess Spread- Collateralized Notes,
Series 2020-PLS1 A
3.844%, 12/25/25§	715,939	660,501
OCP CLO Ltd.,
Series 2017-13A A1AR
3.472%, 7/15/30(l)§	500,000	486,575
OFSI Fund IX Ltd.,
Series 2018-1A A
3.662%, 7/15/31(l)§	500,000	481,281
OneMain Financial Issuance Trust,
Series 2019-2A A
3.140%, 10/14/36§	210,000	187,040
Series 2020-1A A
3.840%, 5/14/32§	102,980	102,595
Series 2022-2A A
4.890%, 10/14/34§	116,000	114,194
Series 2022-2A B
5.240%, 10/14/34§	115,000	111,587
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
3.683%, 7/25/29(l)	38,550	38,568
PPM CLO Ltd.,
Series 2018-1A A
3.662%, 7/15/31(l)§	500,000	479,698
Primrose Funding LLC,
Series 2019-1A A2
4.475%, 7/30/49§	243,125	221,685
Progress Residential Trust,
Series 2021-SFR5 F
3.158%, 7/17/38§	2,000,000	1,655,147
Race Point IX CLO Ltd.,
Series 2015-9A A1A2
3.452%, 10/15/30(l)§	250,000	244,545
RASC Trust,
Series 2007-EMX1 A13
3.284%, 1/25/37(l)	818,243	782,450
Regional Management Issuance Trust,
Series 2022-1 A
3.070%, 3/15/32§	100,000	90,941
Rockford Tower CLO Ltd.,
Series 2018-1A A
4.084%, 5/20/31(l)§	500,000	485,308
Santander Drive Auto Receivables Trust,
Series 2022-5 A2
3.980%, 1/15/25	600,000	597,869
Sapphire Aviation Finance II Ltd.,
Series 2020-1A A
3.228%, 3/15/40§	381,455	315,869
SBA Tower Trust (REIT),
3.869%, 10/8/24§	800,000	773,874
Scholar Funding Trust,
Series 2013-A A
3.763%, 1/30/45(l)§	97,215	91,315
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B
3.424%, 8/25/36(l)	2,316,877	753,193
Signal Peak CLO LLC,
Series 2015-1A AR2
3.690%, 4/20/29(l)§	192,522	189,144
SLM Private Education Loan Trust,
Series 2010-C A5
7.568%, 10/15/41(l)§	221,394	239,231
SLM Student Loan Trust,
Series 2005-7 A4
2.933%, 10/25/29(l)	130,698	129,921
SMB Private Education Loan Trust,
Series 2015-B B
3.500%, 12/17/40§	100,000	95,144
Series 2020-PTA A2A
1.600%, 9/15/54§	179,212	162,524
Series 2021-A C
2.990%, 1/15/53§	240,000	209,104
Series 2021-A D1
3.860%, 1/15/53§	100,000	92,211
SoFi Professional Loan Program LLC,
Series 2016-D A1
4.034%, 1/25/39(l)§	27,096	27,017
Series 2017-F BFX
3.620%, 1/25/41§	1,000,000	933,388
Sound Point CLO XXI Ltd.,
Series 2018-3A A1A
3.946%, 10/26/31(l)§	500,000	481,164

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A
3.890%, 4/18/31(l)§	$500,000	$487,713
Soundview Home Loan Trust,
Series 2006-1 2A1
5.345%, 2/25/37(l)	4,226,912	978,775
Series 2007-OPT5 2A2
4.034%, 10/25/37(l)	3,488,784	2,611,421
STAR Trust,
Series 2021-SFR1 G
6.194%, 4/17/38(l)§	2,000,000	1,932,200
Steele Creek CLO Ltd.,
Series 2014-1RA A
3.802%, 4/21/31(l)§	456,587	445,485
Sunnova Helios IV Issuer LLC,
Series 2020-AA A
2.980%, 6/20/47§	344,923	298,374
Sunrun Demeter Issuer LLC,
Series 2021-2A A
2.270%, 1/30/57§	675,225	526,005
Symphony CLO XVII Ltd.,
Series 2016-17A AR
3.392%, 4/15/28(l)§	293,895	290,528
Taco Bell Funding LLC,
Series 2021-1A A23
2.542%, 8/25/51§	496,250	379,470
Series 2021-1A A2I
1.946%, 8/25/51§	744,375	623,352
TICP CLO II-2 Ltd.,
Series 2018-IIA A1
3.550%, 4/20/28(l)§	239,169	236,342
TICP CLO III-2 Ltd.,
Series 2018-3R A
3.550%, 4/20/28(l)§	142,567	141,101
TIF Funding II LLC,
Series 2021-1A A
1.650%, 2/20/46§	877,292	732,437
Tricolor Auto Securitization Trust,
Series 2022-1A A
3.300%, 2/18/25§	462,373	458,260
Tricon Residential Trust,
Series 2021-SFR1 E1
2.794%, 7/17/38§	1,300,000	1,105,702
Turkish Airlines Pass-Through Trust,
Series 2015-1 A
4.200%, 3/15/27§	498,676	422,046
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1
3.227%, 5/14/26	63,058	60,018
United Airlines Pass-Through Trust,
Series 2014-1 A
4.000%, 4/11/26	117,728	107,356
Series 2015-1 AA
3.450%, 12/1/27	10,648	9,400
Series 2016-2 AA
2.875%, 10/7/28	14,714	12,546
Series 2016-2 B
3.650%, 10/7/25	2,859	2,487
Series 2019-1 AA
4.150%, 8/25/31	386,604	345,714
Series 2020-1 A
5.875%, 10/15/27	1,015,080	971,939
Series 2020-1 B
4.875%, 1/15/26	39,800	37,014
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	2,089	2,094
Series 2004-20C 1
4.340%, 3/1/24	17,095	16,771
Series 2005-20B 1
4.625%, 2/1/25	3,505	3,512
Series 2008-20G 1
5.870%, 7/1/28	52,906	53,184
Upstart Securitization Trust,
Series 2020-2 A
2.309%, 11/20/30§	105,279	102,729
Venture XVII CLO Ltd.,
Series 2014-17A ARR
3.392%, 4/15/27(l)§	349,331	342,326
Vibrant CLO X Ltd.,
Series 2018-10A A1
3.910%, 10/20/31(l)§	500,000	479,720
VOLT C LLC,
Series 2021-NPL9 A1
1.992%, 5/25/51(e)§	467,218	434,607
VOLT XCIX LLC,
Series 2021-NPL8 A1
2.116%, 4/25/51(e)§	355,009	332,111
VOLT XCVI LLC,
Series 2021-NPL5 A1
2.116%, 3/27/51(e)§	624,959	585,649
VR Funding LLC,
Series 2020-1A A
2.790%, 11/15/50§	744,424	651,169
Westlake Automobile Receivables Trust,
Series 2022-2A A1
1.808%, 6/15/23§	285,450	284,859
Series 2022-2A A2B
3.415%, 8/15/25(l)§	600,000	598,782

Total Asset- Backed Securities		67,119,702

Collateralized Mortgage Obligations (8.8%)
Ajax Mortgage Loan Trust,
Series 2020-D A
2.250%, 6/25/60(e)§	212,585	200,096
Alternative Loan Trust,
Series 2005-J14 A3
5.500%, 12/25/35	2,318,098	1,551,296
Series 2006-OA22 A1
3.404%, 2/25/47(l)	27,493	23,859
Series 2006-OA6 1A2
3.504%, 7/25/46(l)	17,189	15,267
Series 2007-OH1 A1D
3.294%, 4/25/47(l)	30,255	24,069
American Home Mortgage Investment Trust,
Series 2006-3 11A1
3.444%, 12/25/46(l)	524,909	441,176
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39§	3,000,000	2,680,659

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Angel Oak Mortgage Trust I LLC,
Series 2019-4 A3
3.301%, 7/26/49(l)§		$5,346	$5,305
Avon Finance NO 2 plc,
Series 2X A
3.089%, 9/20/48(l)(m)	GBP	492,951	547,340
Barclays Mortgage Loan Trust,
Series 2022-NQM1 A1
4.550%, 7/25/52(l)§		$157,100	149,896
Bear Stearns ALT-A Trust,
Series 2006-4 31A1
3.480%, 7/25/36(l)		1,171,656	795,309
Bear Stearns ARM Trust,
Series 2004-8 11A2
3.958%, 11/25/34(l)		139,056	126,762
Series 2005-1 2A1
3.256%, 3/25/35(l)		107,800	101,410
Chase Mortgage Finance Trust,
Series 2007-S3 1A12
6.000%, 5/25/37		1,601,761	816,858
CHL GMSR Issuer Trust,
Series 2018-GT1 A
5.834%, 5/25/23(l)§		1,323,000	1,301,631
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35		323,197	296,834
Series 2005-24 A1
5.500%, 11/25/35		293,600	174,478
Series 2006-9 A10
6.000%, 5/25/36		2,737,903	1,392,723
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8
6.000%, 9/25/36		1,293,652	1,123,704
COLT Mortgage Loan Trust,
Series 2020-2 M1
5.250%, 3/25/65(l)§		100,000	90,569
Series 2020-3 A3
2.380%, 4/27/65(l)§		15,243	14,349
CSMC Trust,
Series 2021-JR1 A1
2.465%, 9/27/66(l)§		277,654	263,583
Series 2021-JR2 A1
2.215%, 11/25/61(l)§		402,690	381,066
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR3 2A5
3.484%, 6/25/37(l)		632,113	568,709
Eurohome UK Mortgages plc,
Series 2007-1 A
2.894%, 6/15/44(l)(m)	GBP	200,093	217,469
EuroMASTR plc,
Series 2007-1V A2
2.943%, 6/15/40(l)(m)		163,453	172,843
Eurosail-UK plc,
Series 2007-4X A3
3.259%, 6/13/45(l)(m)		437,680	479,140
FHLMC,
Series 2708 ZD
5.500%, 11/15/33		$686,898	699,875
Series 4116 AP
1.350%, 8/15/42		1,056,832	899,293
Series 4316 BZ
3.000%, 3/15/44		5,250,508	4,589,196
Series 4438 B
3.000%, 10/15/43		197,598	188,526
Series 4440 ZD
2.500%, 2/15/45		7,251,045	6,186,376
Series 4989 FA
2.587%, 8/15/40(l)		216,599	211,886
Series 4989 FB
2.723%, 10/15/40(l)		158,099	155,655
Series 5004 LS
3.066%, 7/25/50 IO(l)		3,761,023	463,819
Fingal Securities RMBS DAC,
Series 1 A
1.212%, 7/28/55(l)(m)	EUR	694,930	679,417
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		$676,133	284,867
FNMA,
Series 2013-123 PZ
2.700%, 3/25/43		5,129,138	4,493,159
Series 2015-11 A
3.000%, 5/25/34		412,893	398,248
Series 2016-72 PA
3.000%, 7/25/46		612,213	556,760
Series 2016-81 PA
3.000%, 2/25/44		183,222	178,292
Series 2020-77 S
1.869%, 11/25/50 IO(l)		7,532,569	430,439
Formentera Issuer plc,
Series 2022-1 A
2.994%, 7/28/47(l)(m)	GBP	454,340	497,045
GCAT Trust,
Series 2019-NQM3 M1
3.450%, 11/25/59(l)§		$500,000	417,552
Series 2022-INV2 A5
3.000%, 7/25/43(l)§		581,730	480,291
Series 2022-NQM4 A1
5.269%, 8/25/67(e)§		157,941	153,150
GNMA,
Series 2013-116 LS
3.136%, 8/20/43 IO(l)		889,056	82,207
Series 2013-26 MS
3.236%, 2/20/43 IO(l)		850,862	91,967
Series 2014-20 TS
3.086%, 2/20/44 IO(l)		816,818	80,504
Series 2015-H15 FC
2.937%, 6/20/65(l)		226,928	224,490
Series 2015-H16 FM
2.957%, 7/20/65(l)		366,234	362,451
Series 2015-H18 FB
2.957%, 7/20/65(l)		201,853	199,938
Series 2015-H19 FK
2.957%, 8/20/65(l)		395,304	391,159
Series 2015-H20 FB
2.957%, 8/20/65(l)		250,022	247,331
Series 2015-H20 FC
2.977%, 8/20/65(l)		1,008,268	998,115
Series 2015-H22 FC
2.957%, 9/20/65(l)		503,345	497,767
Series 2015-H29 FA
3.057%, 10/20/65(l)		1,447	1,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2016-H11 F
3.157%, 5/20/66(l)		$256,393	$254,474
Series 2016-H14 FA
3.157%, 6/20/66(l)		252,945	251,652
Series 2016-H15 FA
3.157%, 7/20/66(l)		319,997	318,497
Series 2021-16 KI
2.500%, 1/20/51 IO		5,305,612	768,643
Series 2021-160 TI
3.000%, 9/20/51 IO		5,445,009	829,598
Series 2021-165 ID
3.000%, 9/20/51 IO		3,311,871	521,800
Series 2021-57 IA
2.500%, 12/20/50 IO		5,237,858	687,546
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC
3.657%, 6/18/39(l)(m)		215,902	212,402
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
3.231%, 9/25/35(l)		24,486	23,556
Series 2006-AR2 2A1
2.739%, 4/25/36(l)		41,834	29,899
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
2.958%, 1/19/35(l)		165,452	150,841
Homeward Opportunities Fund Trust,
Series 2020-BPL1 A1
3.228%, 8/25/25(e)§		750,479	749,148
Series 2022-1 A1
5.082%, 7/25/67(e)§		154,619	150,085
Impac CMB Trust,
Series 2003-8 2A1
3.984%, 10/25/33(l)		252	249
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1
3.144%, 6/25/37(l)		787,547	557,603
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4
3.354%, 2/25/37(l)		965,086	633,445
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
6.000%, 11/25/36(l)§		1,115,672	663,222
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		666,967	340,598
Series 2006-A3 6A1
3.749%, 8/25/34(l)		13,473	13,144
Series 2007-A1 3A3
3.314%, 7/25/35(l)		19,887	18,867
Series 2021-7 A3
2.500%, 11/25/51(l)§		603,452	480,522
Series 2021-INV5 A2A
2.500%, 12/25/51(l)§		1,240,678	987,938
Series 2021-INV7 A3A
2.500%, 2/25/52(l)§		692,923	593,369
Series 2021-INV7 A4A
2.500%, 2/25/52(l)§		257,000	173,648
Series 2021-INV7 A5A
2.500%, 2/25/52(l)§		144,152	113,345
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
2.882%, 10/25/59(e)§		486,795	483,811
Series 2020-GS4 A1
3.250%, 2/25/60(e)§		607,426	592,436
Lehman Mortgage Trust,
Series 2007-1 1A2
5.750%, 2/25/37		886,597	834,188
Ludgate Funding plc,
Series 2007-1 A2A
1.849%, 1/1/61(l)(m)	GBP	88,053	92,268
Series 2008-W1X A1
2.289%, 1/1/61(l)(m)		233,289	250,509
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$33,947	31,114
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
5.095%, 12/25/32(l)		6,175	5,609
MFA Trust,
Series 2022-NQM3 A1
5.570%, 9/25/67(e)§		133,000	131,563
Morgan Stanley Residential Mortgage Loan Trust,
Series 2020-RPL1 A1
2.693%, 10/25/60(l)§		830,263	792,934
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85
2.904%, 4/16/36(l)§		227,049	213,034
MortgageIT Trust,
Series 2005-4 A1
3.644%, 10/25/35(l)		98,414	92,449
Mortimer BTL plc,
Series 2020-1 A
3.259%, 6/21/52(l)(m)	GBP	449,192	500,619
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		$221,585	208,062
Series 2018-RPL1 A1
3.500%, 12/25/57(l)§		308,191	295,992
Nomura Asset Acceptance Corp.,
5.515%, 1/25/36(l)		3,186,859	994,171
Series 2006-AP1 A5
6.059%, 1/25/36(e)		2,395,751	746,328
OBX Trust,
Series 2022-NQM7 A1
5.110%, 8/25/62(e)§		104,966	101,702
PRKCM Trust,
Series 2022-AFC2 A1
5.335%, 8/25/57(l)§		159,000	155,020
PRPM LLC,
Series 2021-2 A1
2.115%, 3/25/26(l)§		1,648,421	1,539,914
RALI Trust,
Series 2006-QO3 A1
3.504%, 4/25/46(l)		3,614,135	1,095,317
Series 2007-QS6 A29
6.000%, 4/25/37		1,151,008	949,795

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
3.424%, 6/25/35(l)§		$32,979	$31,251
Series 2006-R1 AF1
3.424%, 1/25/36(l)§		107,818	102,801
Residential Asset Securitization Trust,
Series 2006-A12 A2
6.250%, 11/25/36		2,860,047	1,168,946
Series 2006-A9CB A7
6.000%, 9/25/36		3,855,805	1,319,746
Resloc UK plc,
Series 2007-1X A3B
2.469%, 12/15/43(l)(m)	GBP	89,342	93,278
RFMSI Trust,
Series 2006-S10 1A1
6.000%, 10/25/36		$411,774	346,582
Series 2006-SA2 3A1
4.731%, 8/25/36(l)		75,897	69,348
Ripon 1RA,
1.595%, 8/28/56§	GBP	1,000,000	1,046,332
Ripon Mortgages plc,
Series 1RA A
2.892%, 8/28/56(l)§		1,930,205	2,123,121
Sequoia Mortgage Trust,
Series 10 2A1
3.753%, 10/20/27(l)		$913	876
Series 2003-4 2A1
3.693%, 7/20/33(l)		7,396	6,895
Series 6 A
3.633%, 4/19/27(l)		48,572	46,328
SG Residential Mortgage Trust,
Series 2021-2 B1
4.038%, 12/25/61(l)§		1,700,000	1,117,486
Starwood Mortgage Residential Trust,
Series 2020-1 M1
2.878%, 2/25/50(l)§		2,500,000	2,196,562
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4 2A
3.266%, 4/25/34(l)		129,061	127,159
Series 2005-19XS 2A1
3.384%, 10/25/35(l)		9,445	9,437
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
3.493%, 7/19/35(l)		21,774	19,686
Series 2006-AR6 1A3
3.464%, 7/25/46(l)		649,835	493,034
Toorak Mortgage Corp. Ltd.,
Series 2020-1 A2
3.228%, 3/25/23(e)§		1,200,000	1,175,115
Towd Point Mortgage Funding,
Series 2019-A13A A1
3.095%, 7/20/45(l)§	GBP	711,990	794,648
Towd Point Mortgage Funding plc,
Series 2020-A14X A
3.092%, 5/20/45(l)(m)		1,230,810	1,370,164
Towd Point Mortgage Trust,
Series 2019-1 M1
3.692%, 3/25/58(l)§		$1,500,000	1,258,654
Uropa Securities plc,
Series 2007-1 A3A
1.980%, 10/10/40(l)(m)	GBP	476,118	499,239
UWM Mortgage Trust,
Series 2021-INV2 A9
3.281%, 9/25/51(l)§		$729,243	682,427
Series 2021-INV3 A9
3.231%, 11/25/51(l)§		651,991	608,285
Verus Securitization Trust,
Series 2021-6 B1
4.047%, 10/25/66(l)§		1,000,000	680,315

Total Collateralized Mortgage Obligations			76,116,251

Commercial Mortgage-Backed Securities (6.9%)
1211 Avenue of the Americas Trust,
Series 2015-1211 C
4.280%, 8/10/35(l)§		100,000	89,427
Series 2015-1211 D
4.280%, 8/10/35(l)§		100,000	87,487
20 Times Square Trust,
Series 2018-20TS B
3.203%, 5/15/35(l)§		268,000	260,674
245 Park Avenue Trust,
Series 2017-245P XA
0.271%, 6/5/37 IO(l)§		1,000,000	7,624
280 Park Avenue Mortgage Trust,
Series 2017-280P D
4.241%, 9/15/34(l)§		200,000	190,118
Alen Mortgage Trust,
Series 2021-ACEN D
5.918%, 4/15/34(l)§		100,000	92,500
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D
1.750%, 5/15/53§		100,000	68,399
Series 2020-MF1 E
1.750%, 5/15/53§		100,000	64,275
AREIT Trust,
Series 2021-CRE5 A
4.073%, 11/17/38(l)§		693,784	662,716
Ashford Hospitality Trust,
Series 2018-ASHF D
4.918%, 4/15/35(l)§		16,000	15,102
Series 2018-KEYS A
3.818%, 6/15/35(l)§		600,000	583,618
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D
4.768%, 12/15/36(l)§		290,000	274,221
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF
3.818%, 11/15/33(l)§		100,000	96,203
Series 2017-SCH CL
4.318%, 11/15/32(l)§		100,000	92,729
Series 2017-SCH DL
4.818%, 11/15/32(l)§		100,000	89,202

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2018-DSNY C
4.168%, 9/15/34(l)§	$100,000	$95,635
Series 2018-DSNY D
4.518%, 9/15/34(l)§	200,000	193,186
Series 2021-JACX A
3.868%, 9/15/38(l)§	800,000	767,243
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 B
4.486%, 9/15/48(l)	350,000	325,392
BANK,
Series 2017-BNK5 C
4.331%, 6/15/60(l)	30,000	26,214
Series 2017-BNK6 XA
0.908%, 7/15/60 IO(l)	3,205,370	88,308
Series 2018-BN10 XA
0.843%, 2/15/61 IO(l)	3,618,413	106,673
Series 2019-BN19 AS
3.446%, 8/15/61	249,000	214,332
Series 2019-BN19 C
4.166%, 8/15/61(l)	215,000	180,043
Series 2019-BN20 AS
3.243%, 9/15/62(l)	310,000	264,692
Series 2019-BN20 XB
0.468%, 9/15/62 IO(l)	530,000	11,261
Series 2019-BN21 A5
2.851%, 10/17/52	20,000	17,162
Series 2020-BN25 AS
2.841%, 1/15/63	22,000	17,963
Series 2020-BN30 XB
0.827%, 12/15/53 IO(l)	5,331,000	238,688
Series 2021-BN33 A5
2.556%, 5/15/64	199,880	162,998
Series 2021-BN33 XB
0.595%, 5/15/64 IO(l)	4,550,000	154,245
Series 2021-BN35 A5
2.285%, 6/15/64	75,323	59,648
Series 2021-BN37 A5
2.618%, 11/15/64(l)	25,000	20,379
Series 2022-BNK40 A4
3.507%, 3/15/64(l)	600,000	519,793
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10 C
5.005%, 7/15/49(l)	368,000	333,933
Series 2017-BNK3 XB
0.736%, 2/15/50 IO(l)	1,000,000	22,619
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§	900,000	846,616
BBCMS Mortgage Trust,
Series 2017-C1 B
4.089%, 2/15/50	100,000	90,980
Series 2018-TALL A
3.540%, 3/15/37(l)§	15,000	14,175
Series 2021-C9 XA
1.755%, 2/15/54 IO(l)	2,685,651	247,417
Series 2022-C16 A5
4.600%, 6/15/55(l)	24,227	23,035
Series 2022-C17 A5
4.441%, 9/15/55	14,000	13,290
BBCMS Trust,
Series 2015-SRCH A1
3.312%, 8/10/35§	73,894	69,061
Series 2015-SRCH XA
1.083%, 8/10/35 IO(l)§ $	941,762	30,711
Series 2021-C10 XA
1.424%, 7/15/54 IO(l)	3,597,861	266,258
BB-UBS Trust,
Series 2012-SHOW XA
0.730%, 11/5/36 IO(l)§	2,277,000	25,601
BDS LLC,
Series 2022-FL12 A
4.597%, 8/19/38(l)§	100,000	99,750
Benchmark Mortgage Trust,
Series 2018-B5 A3
3.944%, 7/15/51	60,000	55,414
Series 2019-B9 A5
4.016%, 3/15/52	700,000	648,985
Series 2019-B9 XA
1.201%, 3/15/52 IO(l)	984,218	48,029
Series 2020-B16 XA
0.926%, 2/15/53 IO(l)	3,944,749	195,473
Series 2020-B17 XB
0.652%, 3/15/53 IO(l)	1,000,000	28,280
Series 2020-IG3 XA
0.815%, 9/15/48 IO(l)§	6,733,547	165,711
Series 2021-B23 XA
1.380%, 2/15/54 IO(l)	994,192	68,277
Series 2021-B24 XA
1.270%, 3/15/54 IO(l)	1,156,527	72,038
Series 2021-B27 XA
1.385%, 7/15/54 IO(l)	3,678,140	267,666
Series 2021-B29 A5
2.388%, 9/15/54	38,000	30,288
Series 2022-B35 A5
4.594%, 5/15/55(l)	32,000	30,145
BFLD Trust,
Series 2020-EYP A
3.968%, 10/15/35(l)§	700,000	680,890
BMO Mortgage Trust,
Series 2022-C2 A5
4.974%, 7/15/54(l)	28,000	27,151
BOCA Commercial Mortgage Trust,
Series 2022-BOCA A
4.615%, 5/15/39(l)§	100,000	98,026
BWAY Mortgage Trust,
Series 2013-1515 A2
3.454%, 3/10/33§	100,000	94,432
Series 2013-1515 C
3.446%, 3/10/33§	100,000	93,520
Series 2021-1450 A
4.068%, 9/15/36(l)§	700,000	673,618
BX Commercial Mortgage Trust,
Series 2019-XL D
4.268%, 10/15/36(l)§	221,000	213,823
Series 2020-VIV2 C
3.660%, 3/9/44(l)§	200,000	158,269
Series 2020-VIV3 B
3.662%, 3/9/44(l)§	20,000	16,491
Series 2020-VIV4 A
2.843%, 3/9/44§	290,000	234,703
Series 2021-21M H
6.828%, 10/15/36(l)§	366,000	342,557
Series 2021-SOAR D
4.218%, 6/15/38(l)§	168,722	155,915
Series 2021-VINO D
4.170%, 5/15/38(l)§	200,000	181,446

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2021-VIV5 A
2.843%, 3/9/44(l)§		$140,000	$113,099
Series 2021-VOLT E
4.818%, 9/15/36(l)§		247,000	227,788
Series 2021-VOLT F
5.218%, 9/15/36(l)§		247,000	229,803
Series 2021-XL2 E
4.663%, 10/15/38(l)§		344,448	318,634
BX Trust,
Series 2019-OC11 A
3.202%, 12/9/41§		10,000	8,324
Series 2019-OC11 D
4.075%, 12/9/41(l)§		114,000	92,213
Series 2019-OC11 E
4.075%, 12/9/41(l)§		325,000	249,154
Series 2021-ARIA D
4.713%, 10/15/36(l)§		102,000	95,664
Series 2021-VIEW D
5.718%, 6/15/36(l)§		120,000	113,572
Series 2022-GPA A
4.665%, 10/15/39(l)§		230,000	229,140
Series 2022-GPA XCP
1.029%, 10/15/39 IO(l)§		1,311,000	11,459
BXP Trust,
Series 2017-CC D
3.670%, 8/13/37(l)§		30,000	25,610
Series 2017-GM D
3.539%, 6/13/39(l)§		80,000	68,140
Series 2021-601L D
2.868%, 1/15/44(l)§		102,000	69,787
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D
4.568%, 12/15/37(l)§		100,000	94,909
Cassia SRL,
Series 2022-1A A
2.891%, 5/22/34(l)§	EUR	248,168	228,860
CD Mortgage Trust,
Series 2017-CD3 A4
3.631%, 2/10/50		$10,000	9,332
Series 2017-CD6 C
4.374%, 11/13/50(l)		371,000	321,231
Series 2018-CD7 C
5.012%, 8/15/51(l)		250,000	220,471
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3
3.865%, 1/10/48		10,000	9,486
Series 2016-C4 XA
1.770%, 5/10/58 IO(l)		586,286	25,035
Series 2016-C4 XB
0.854%, 5/10/58 IO(l)		110,000	2,419
Series 2017-C8 B
4.199%, 6/15/50(l)		37,000	33,427
Series 2018-TAN A
4.236%, 2/15/33§		100,000	96,812
Series 2018-TAN C
5.295%, 2/15/33§		100,000	96,153
CHC Commercial Mortgage Trust,
Series 2019-CHC B
4.318%, 6/15/34(l)§		101,236	98,206
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 B
3.772%, 2/10/48		20,000	18,695
Series 2017-C4 A4
3.471%, 10/12/50		20,000	18,383
Series 2018-C6 A4
4.412%, 11/10/51		30,000	28,619
Series 2019-PRM D
4.350%, 5/10/36§		100,000	97,674
Series 2020-420K D
3.422%, 11/10/42(l)§		150,000	113,110
Series 2020-420K E
3.422%, 11/10/42(l)§		150,000	108,243
Series 2020-420K X
0.912%, 11/10/42 IO(l)§		1,000,000	51,255
Series 2021-KEYS A
3.998%, 10/15/36(l)§		700,000	671,868
Cold Storage Trust,
Series 2020-ICE5 A
3.718%, 11/15/37(l)§		98,299	95,966
Commercial Mortgage Trust,
Series 2013-CR6 XA
1.126%, 3/10/46 IO(l)		490,409	1,923
Series 2013-GAM E
3.531%, 2/10/28(l)§		100,000	89,747
Series 2014-CR18 A4
3.550%, 7/15/47		8,303	7,998
Series 2014-CR21 A3
3.528%, 12/10/47		18,273	17,506
Series 2014-UBS5 B
4.514%, 9/10/47(l)		130,000	123,190
Series 2015-3BP B
3.346%, 2/10/35(l)§		300,000	278,559
Series 2015-3BP XA
0.168%, 2/10/35 IO(l)§		1,287,000	2,615
Series 2015-CR22 C
4.207%, 3/10/48(l)		300,000	275,895
Series 2015-CR22 XA
0.959%, 3/10/48 IO(l)		2,664,686	43,191
Series 2015-CR24 B
4.487%, 8/10/48(l)		65,000	61,283
Series 2015-CR26 ASB
3.373%, 10/10/48		1,183,923	1,155,544
Series 2015-DC1 XA
1.128%, 2/10/48 IO(l)		2,493,642	43,005
Series 2015-LC23 A4
3.774%, 10/10/48		20,000	19,120
Series 2016-COR1 ASB
2.972%, 10/10/49		817,623	771,167
Series 2018-COR3 XD
1.750%, 5/10/51 IO(l)§		50,000	3,816
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 B
4.048%, 5/15/36(l)§		160,000	156,853
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C
4.401%, 4/15/50(l)		300,000	262,382
Series 2015-C1 XA
0.961%, 4/15/50 IO(l)		3,771,587	52,559
Series 2015-C2 A4
3.504%, 6/15/57		10,000	9,484
Series 2015-C4 D
3.711%, 11/15/48(l)		70,000	60,612
Series 2016-C5 B
4.463%, 11/15/48(l)		30,000	27,955
Series 2016-C5 C
4.798%, 11/15/48(l)		90,000	82,127

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2017-CX10 XB
0.260%, 11/15/50 IO(l) $	$1,000,000	$10,716
Series 2018-CX12 A4
4.224%, 8/15/51(l)	10,000	9,358
Series 2018-CX12 C
4.898%, 8/15/51(l)	58,000	49,499
Series 2019-C15 A4
4.053%, 3/15/52	50,000	46,459
Series 2019-C16 C
4.237%, 6/15/52(l)	40,000	33,671
Series 2019-C16 XA
1.714%, 6/15/52 IO(l)	982,100	74,923
Series 2019-C17 XA
1.498%, 9/15/52 IO(l)	4,994,371	318,927
Series 2019-C17 XB
0.699%, 9/15/52 IO(l)	1,000,000	30,840
Series 2019-C18 D
2.500%, 12/15/52§	170,000	119,353
Series 2020-C19 A3
2.561%, 3/15/53	79,298	65,086
CSMC Trust,
Series 2017-PFHP A
3.768%, 12/15/30(l)§	50,000	48,827
Series 2017-TIME A
3.646%, 11/13/39§	100,000	87,058
Series 2020-FACT C
5.418%, 10/15/37(l)§	303,000	295,452
Series 2020-NET A
2.257%, 8/15/37§	276,031	249,360
Series 2020-NET D
3.828%, 8/15/37(l)§	200,000	176,074
Series 2021-980M D
3.653%, 7/15/31(l)§	321,000	275,655
Series 2021-ADV A
4.218%, 7/15/38(l)§	800,000	783,120
Series 2021-B33 A1
3.053%, 10/10/43§	100,000	87,266
Series 2021-B33 A2
3.167%, 10/10/43§	288,000	233,861
Series 2022-NWPT A
0.000%, 9/15/35(l)§	100,000	99,760
CSWF,
Series 2018-TOP F
5.568%, 8/15/35(l)§	157,925	155,556
DBGS Mortgage Trust,
Series 2018-5BP B
3.798%, 6/15/33(l)§	100,000	95,537
Series 2019-1735 X
0.431%, 4/10/37 IO(l)§	1,365,000	23,401
DBJPM Mortgage Trust,
Series 2016-C1 A4
3.276%, 5/10/49	20,000	18,622
Series 2017-C6 XD
1.000%, 6/10/50 IO(l)	300,000	11,363
DBUBS Mortgage Trust,
Series 2017-BRBK D
3.648%, 10/10/34(l)§	100,000	92,033
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§	1,000,000	793,427
Extended Stay America Trust,
Series 2021-ESH A
3.898%, 7/15/38(l)§	2,087,155	2,040,215
Series 2021-ESH B
4.198%, 7/15/38(l)§	308,104	298,119
Series 2021-ESH D
5.068%, 7/15/38(l)§	198,777	189,842
FHLMC Multifamily Structured Pass-Through Certificates,
Series K053 A2
2.995%, 12/25/25	188,000	179,162
Series K104 X1
1.245%, 1/25/30 IO(l)	201	12
Series K113 X1
1.490%, 6/25/30 IO(l)	2,256	181
Series K115 X1
1.429%, 6/25/30 IO(l)	298	23
Series K120 X1
1.133%, 10/25/30 IO(l)	2,461,263	151,258
Series K121 X1
1.120%, 10/25/30 IO(l)	118,921	7,310
Series K722 X1
1.445%, 3/25/23 IO(l)	1,699,578	7,884
Series KL05 X1P
1.024%, 6/25/29 IO(l)	662,000	34,759
Series KL06 XFX
1.467%, 12/25/29 IO(l)	170,000	12,373
FHLMC Multifamily WI Certificates,
Series K151 A2
3.800%, 12/25/32	75,000	69,544
FNMA ACES,
Series 2020-M15 X1
1.588%, 9/25/31 IO(l)	3,837,735	345,266
Series 2022-M4 A1X
2.547%, 5/25/30(l)	2,132,973	1,932,310
FREMF Mortgage Trust,
Series 2018-K80 B
4.375%, 8/25/50(l)§	20,000	18,520
GCT Commercial Mortgage Trust,
Series 2021-GCT C
4.518%, 2/15/38(l)§	120,000	116,212
GNMA,
Series 2013-30
0.580%, 9/16/53 IO(l)	53,125	755
Series 2015-22
0.538%, 3/16/55 IO(l)	60,966	1,178
Series 2016-96
0.774%, 12/16/57 IO(l)	32,407	1,233
Series 2021-143
0.966%, 10/16/63 IO(l)	7,333,376	532,900
Series 2021-20
1.135%, 8/16/62 IO(l)	5,840,740	460,216
Series 2021-208
0.753%, 6/16/64 IO(l)	8,858,548	555,069
Series 2021-22
0.972%, 5/16/63 IO(l)	6,740,623	497,167
Series 2021-52
0.718%, 4/16/63 IO(l)	6,561,604	409,443
Series 2021-71
0.873%, 10/16/62 IO(l)	7,527,638	506,291
Series 2022-174 AZ
3.500%, 5/20/51	5,163,000	4,244,954
Series 2022-49
0.761%, 3/16/64 IO(l)	8,424,779	547,273
Grace Trust,
Series 2020-GRCE D
2.769%, 12/10/40(l)§	142,000	102,172

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Great Wolf Trust,
Series 2019-WOLF E
5.550%, 12/15/36(l)§	$254,000	$241,384
Series 2019-WOLF F
5.949%, 12/15/36(l)§	254,000	240,121
GS Mortgage Securities Corp. II,
Series 2005-ROCK A
5.366%, 5/3/32§	50,000	49,174
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§	100,000	93,187
Series 2018-TWR D
4.668%, 7/15/31(l)§	110,000	103,601
Series 2022-ECI A
5.040%, 8/15/39(l)§	100,000	99,508
Series 2022-SHIP A
3.576%, 8/15/36(l)§	111,000	109,216
GS Mortgage Securities Trust,
Series 2012-GCJ9 C
4.448%, 11/10/45(l)§	20,000	19,749
Series 2014-GC20 B
4.529%, 4/10/47(l)	30,000	28,377
Series 2015-GC28 XA
1.116%, 2/10/48 IO(l)	2,606,155	44,827
Series 2015-GC32 C
4.558%, 7/10/48(l)	10,000	9,164
Series 2015-GS1 A3
3.734%, 11/10/48	10,000	9,506
Series 2015-GS1 XA
0.906%, 11/10/48 IO(l)	1,859,924	36,965
Series 2016-GS3 XA
1.321%, 10/10/49 IO(l)	285,397	10,353
Series 2017-GS7 XA
1.230%, 8/10/50 IO(l)	2,395,170	94,406
Series 2019-GSA1 C
3.931%, 11/10/52(l)	10,000	8,237
Series 2019-GSA1 XA
0.948%, 11/10/52 IO(l)	1,183,986	51,519
Series 2020-GC45 XA
0.786%, 2/13/53 IO(l)	3,310,068	113,094
HIT Trust,
Series 2022-HI32 A
5.237%, 7/15/24(l)§	10,000	9,928
HMH Trust,
Series 2017-NSS A
3.062%, 7/5/31§	110,000	104,942
ILPT Commercial Mortgage Trust,
Series 2022-LPF2 A
4.495%, 10/15/39(l)§	100,000	99,690
IMT Trust,
Series 2017-APTS AFX
3.478%, 6/15/34§	100,000	96,127
Series 2017-APTS DFX
3.613%, 6/15/34(l)§	100,000	91,398
INTOWN Mortgage Trust,
Series 2022-STAY A
5.334%, 8/15/37(l)§	100,000	98,657
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 C
4.883%, 1/15/49(l)	100,000	91,026
Series 2016-JP3 B
3.397%, 8/15/49(l)	331,000	288,678
Series 2016-JP3 XC
0.750%, 8/15/49 IO(l)§	240,000	5,778
Series 2018-AON A
4.128%, 7/5/31§	23,000	22,443
Series 2018-PHH A
4.028%, 6/15/35(l)§	106,599	102,858
Series 2018-WPT EFX
5.542%, 7/5/33(l)§	120,000	112,200
Series 2018-WPT FFX
5.542%, 7/5/33(l)§	181,000	163,805
Series 2020-609M D
5.588%, 10/15/33(l)§	130,000	125,947
Series 2020-ACE C
3.817%, 1/10/37(l)§	187,000	171,083
Series 2020-LOOP E
3.990%, 12/5/38(l)§	181,000	130,913
Series 2021-MHC D
4.518%, 4/15/38(l)§	90,000	83,056
Series 2022-DATA A
4.046%, 6/10/42(l)§	600,000	517,081
Series 2022-NLP A
3.442%, 4/15/37(l)§	329,000	313,882
Series 2022-NXSS A
5.129%, 8/15/39(l)§	110,000	108,900
Series 2022-OPO D
3.565%, 1/5/39(l)§	100,000	78,364
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 B
4.702%, 9/15/47(l)	50,000	47,117
Series 2014-C23 D
4.132%, 9/15/47(l)§	365,000	322,159
Series 2014-C25 XA
0.958%, 11/15/47 IO(l)	2,796,741	39,096
Series 2015-C27 D
3.944%, 2/15/48(l)§	300,000	251,451
Series 2015-C32 XA
1.287%, 11/15/48 IO(l)	1,451,169	29,198
Series 2015-C33 D1
4.274%, 12/15/48(l)§	200,000	169,675
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 A5
3.490%, 7/15/50	20,000	18,495
Series 2017-JP6 C
3.868%, 7/15/50(l)	350,000	293,475
Series 2017-JP7 B
4.050%, 9/15/50	10,000	9,014
Series 2019-COR5 A3
3.123%, 6/13/52	20,000	17,292
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.647%, 6/15/49 IO(l)	1,313,349	51,561
Series 2016-C4 XC
0.750%, 12/15/49 IO(l)§	1,800,000	44,095
Series 2018-C8 A4
4.211%, 6/15/51	10,000	9,424
Series 2020-COR7 B
3.294%, 5/13/53(l)	298,000	246,973
Series 2020-COR7 XA
1.776%, 5/13/53 IO(l)	2,544,714	197,292

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP A
2.558%, 11/5/44§	$700,000	$544,234
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP XA
1.331%, 2/15/36 IO(l)§	946,765	46,063
LCCM Trust,
Series 2017-LC26 C
4.706%, 7/12/50§	300,000	258,424
LSTAR Commercial Mortgage Trust,
Series 2017-5 X
0.944%, 3/10/50 IO(l)§	2,272,673	49,849
LUXE Trust,
Series 2021-TRIP A
3.868%, 10/15/38(l)§	700,000	680,363
Med Trust,
Series 2021-MDLN G
8.068%, 11/15/38(l)§	366,000	336,746
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
3.810%, 7/15/36(l)§	336,327	324,153
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB
3.069%, 2/15/48	384,466	374,400
Series 2015-C20 XA
1.404%, 2/15/48 IO(l)	2,172,713	45,450
Series 2015-C23 A4
3.719%, 7/15/50	15,000	14,407
Series 2015-C25 C
4.677%, 10/15/48(l)	70,000	64,272
Series 2015-C27 ASB
3.557%, 12/15/47	305,160	297,867
Series 2016-C31 ASB
2.952%, 11/15/49	808,753	775,455
Series 2016-C31 C
4.409%, 11/15/49(l)	215,000	179,534
Morgan Stanley Capital I Trust,
Series 2017-H1 B
4.075%, 6/15/50	198,000	178,503
Series 2017-H1 XD
2.310%, 6/15/50 IO(l)§	300,000	24,807
Series 2017-HR2 D
2.730%, 12/15/50	210,000	151,486
Series 2018-H4 C
5.240%, 12/15/51(l)	10,000	8,879
Series 2018-L1 A3
4.139%, 10/15/51	10,000	9,364
Series 2018-MP A
4.419%, 7/11/40(l)§	219,000	195,510
Series 2019-H6 XB
0.868%, 6/15/52 IO(l)	1,000,000	38,605
Series 2019-L2 XA
1.171%, 3/15/52 IO(l)	2,854,163	139,948
Series 2019-L3 XA
0.760%, 11/15/52 IO(l)	4,515,297	156,146
Series 2020-L4 B
3.082%, 2/15/53	207,000	172,189
MSC Trust,
Series 2021-ILP D
4.394%, 11/15/23(l)§	365,790	338,253
MTN Commercial Mortgage Trust,
Series 2022-LPFL A
4.242%, 3/15/39(l)§	100,000	97,939
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1 A
3.768%, 6/15/35(l)§	119,722	117,025
Series 2018-SOX A
4.404%, 6/17/38§	100,000	92,616
Series 2021-APPL A
3.768%, 8/15/38(l)§	700,000	677,427
NYO Commercial Mortgage Trust,
Series 2021-1290 A
3.913%, 11/15/38(l)§	700,000	658,969
Olympic Tower Mortgage Trust,
Series 2017-OT XA
0.511%, 5/10/39 IO(l)§	1,000,000	15,563
One Market Plaza Trust,
Series 2017-1MKT D
4.146%, 2/10/32§	100,000	94,630
Series 2017-1MKT XCP
0.000%, 2/10/32 IO(l)§	1,000,000	1
Series 2017-1MKT XNCP
0.218%, 2/10/32 IO(l)§	200,000	121
PFP Ltd.,
Series 2021-8 A
3.939%, 8/9/37(l)§	664,129	639,736
Series 2022-9 A
5.321%, 8/19/35(l)§	120,000	119,414
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A
4.284%, 11/25/36(l)§	698,401	672,855
Series 2022-FL9 A
5.531%, 6/25/37(l)§	27,947	27,819
RIAL Issuer Ltd.,
Series 2022-FL8 A
5.268%, 1/19/37(l)§	203,000	200,273
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D
3.593%, 9/15/39(l)§	30,000	24,159
SLG Office Trust,
Series 2021-OVA A
2.585%, 7/15/41§	179,000	142,774
SMRT,
Series 2022-MINI D
4.796%, 1/15/39(l)§	275,000	259,909
Soho Trust,
Series 2021-SOHO B
2.786%, 8/10/38(l)§	371,000	289,369
SREIT Trust,
Series 2021-MFP D
4.396%, 11/15/38(l)§	367,000	339,372
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM A
5.031%, 5/15/37(l)§	136,000	133,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
TPGI Trust,
Series 2021-DGWD D
4.320%, 6/15/26(l)§	$270,000	$245,795
UBS Commercial Mortgage Trust,
Series 2017-C2 C
4.295%, 8/15/50(l)	366,000	312,580
Series 2018-C12 B
4.787%, 8/15/51(l)	75,000	68,479
Series 2018-C8 C
4.866%, 2/15/51(l)	226,000	199,164
Series 2019-C17 XA
1.615%, 10/15/52 IO(l)	974,027	70,212
Series 2019-C18 XA
1.157%, 12/15/52 IO(l)	974,305	45,083
Velocity Commercial Capital Loan Trust,
Series 2019-1 A
3.760%, 3/25/49(l)§	399,189	376,655
VNDO Trust,
Series 2016-350P D
4.033%, 1/10/35(l)§	100,000	84,903
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C
3.894%, 2/15/48	150,000	133,246
Series 2015-C27 XA
0.987%, 2/15/48 IO(l)	3,026,488	47,965
Series 2015-LC20 C
4.056%, 4/15/50(l)	219,000	198,346
Series 2015-NXS1 XA
1.213%, 5/15/48 IO(l)	1,870,305	37,008
Series 2015-NXS2 XA
0.768%, 7/15/58 IO(l)	3,368,685	46,945
Series 2016-BNK1 XD
1.393%, 8/15/49 IO(l)§	1,000,000	39,950
Series 2016-C32 A3FL
4.359%, 1/15/59(l)	35,527	35,497
Series 2016-C33 XA
1.750%, 3/15/59 IO(l)	934,035	39,962
Series 2016-C34 A3FL
3.979%, 6/15/49(l)§	30,000	29,367
Series 2016-C35 B
3.438%, 7/15/48	325,000	289,633
Series 2017-C38 XA
1.116%, 7/15/50 IO(l)	2,337,340	81,856
Series 2017-C39 XA
1.254%, 9/15/50 IO(l)	2,238,723	82,497
Series 2017-C42 B
4.002%, 12/15/50(l)	250,000	221,711
Series 2017-HSDB A
3.623%, 12/13/31(l)§	100,000	98,440
Series 2018-1745 A
3.874%, 6/15/36(l)§	600,000	541,577
Series 2018-C45 C
4.727%, 6/15/51	20,000	17,504
Series 2018-C46 B
4.633%, 8/15/51	24,000	21,665
Series 2019-C49 B
4.546%, 3/15/52	90,000	80,603
Series 2019-C49 C
4.866%, 3/15/52(l)	80,000	70,724
Series 2019-C50 B
4.192%, 5/15/52	150,000	132,421
Series 2019-C50 XA
1.598%, 5/15/52 IO(l)	896,133	58,352
Series 2020-C55 AS
2.937%, 2/15/53	207,000	169,428
Series 2020-C55 XA
1.432%, 2/15/53 IO(l)	4,044,725	272,940
Series 2020-C56 XA
1.528%, 6/15/53 IO(l)	3,691,198	249,486
Series 2020-C58 XA
1.996%, 7/15/53 IO(l)	2,281,000	229,787
Series 2020-SDAL D
4.908%, 2/15/37(l)§	40,000	37,839
Series 2021-C59 XA
1.673%, 4/15/54 IO(l)	3,005,573	258,363
Series 2021-FCMT D
6.318%, 5/15/31(l)§	110,000	105,113
Series 2021-SAVE C
4.618%, 2/15/40(l)§	159,079	152,624
Series 2021-SAVE D
5.318%, 2/15/40(l)§	159,079	153,002
Series 2021-SAVE E
6.468%, 2/15/40(l)§	159,079	150,744

Total Commercial Mortgage-Backed Securities		59,609,971

Corporate Bonds (23.2%)
Communication Services (1.5%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
3.800%, 2/15/27	100,000	93,892
4.250%, 3/1/27	150,000	143,828
4.100%, 2/15/28	220,000	206,256
4.350%, 3/1/29	334,000	311,387
4.300%, 2/15/30	130,000	118,570
2.250%, 2/1/32	102,000	77,301
2.550%, 12/1/33	311,000	232,451
4.500%, 5/15/35	201,000	174,383
3.550%, 9/15/55	386,000	251,648
3.500%, 2/1/61	229,000	144,421
Level 3 Financing, Inc.
3.400%, 3/1/27§	600,000	502,500
Verizon Communications, Inc.
0.750%, 3/22/24	35,000	33,079
0.850%, 11/20/25	50,000	43,862
1.450%, 3/20/26	40,000	35,260
4.125%, 3/16/27	150,000	143,331
2.100%, 3/22/28	331,000	280,310
4.329%, 9/21/28	557,000	521,834
3.150%, 3/22/30	122,000	103,916
1.500%, 9/18/30	528,000	397,986
1.680%, 10/30/30	80,000	59,968
2.550%, 3/21/31	1,029,000	823,817
4.500%, 8/10/33	250,000	224,231
2.650%, 11/20/40	85,000	55,923
2.850%, 9/3/41	224,000	149,388
2.987%, 10/30/56	146,000	87,417

		5,216,959

Entertainment (0.1%)
Activision Blizzard, Inc.
3.400%, 6/15/27	10,000	9,302
1.350%, 9/15/30	35,000	26,546
Electronic Arts, Inc.
1.850%, 2/15/31	700,000	540,850
TWDC Enterprises 18 Corp.
3.150%, 9/17/25	75,000	71,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Walt Disney Co. (The)
3.800%, 3/22/30		$250,000	$227,523
2.750%, 9/1/49		162,000	103,468

			979,204

Interactive Media & Services (0.0%)†
Alphabet, Inc.
0.450%, 8/15/25		110,000	98,583
Meta Platforms, Inc.
4.450%, 8/15/52§		68,000	55,337

			153,920

Media (0.4%)
Charter Communications Operating LLC
4.908%, 7/23/25		200,000	194,746
4.400%, 4/1/33		133,000	109,822
6.484%, 10/23/45		269,000	238,065
5.375%, 5/1/47		30,000	23,349
5.750%, 4/1/48		89,000	71,327
5.125%, 7/1/49		23,000	17,171
3.700%, 4/1/51		330,000	201,455
3.900%, 6/1/52		130,000	80,997
6.834%, 10/23/55		69,000	63,291
3.850%, 4/1/61(x)		1,003,000	588,731
4.400%, 12/1/61(x)		71,000	45,946
3.950%, 6/30/62		209,000	123,768
Comcast Corp.
3.700%, 4/15/24		55,000	54,098
3.150%, 3/1/26		125,000	117,936
4.150%, 10/15/28		245,000	230,759
2.650%, 2/1/30		719,000	600,570
4.250%, 1/15/33		100,000	90,481
4.200%, 8/15/34		337,000	296,162
3.969%, 11/1/47		26,000	20,177
Cox Communications, Inc.
2.950%, 10/1/50§		41,000	24,410
3.600%, 6/15/51§		98,000	65,681
Discovery Communications LLC
3.800%, 3/13/24		50,000	48,806
3.900%, 11/15/24		50,000	48,110
1.900%, 3/19/27	EUR	108,000	89,977
Fox Corp.
4.709%, 1/25/29		$100,000	93,934
Grupo Televisa SAB
6.625%, 1/15/40		10,000	9,811
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28		15,000	13,909
4.750%, 3/30/30		78,000	71,109
Omnicom Group, Inc.
2.450%, 4/30/30		4,000	3,192
Paramount Global
4.950%, 1/15/31		200,000	177,636
4.375%, 3/15/43		46,000	30,911
5.850%, 9/1/43		42,000	33,725

			3,880,062

Wireless Telecommunication Services (0.4%)
Rogers Communications, Inc.
4.100%, 10/1/23		50,000	49,582
3.200%, 3/15/27§		65,000	59,524
3.800%, 3/15/32§		484,000	416,821
4.550%, 3/15/52§		316,000	254,493
T-Mobile USA, Inc.
3.500%, 4/15/25		200,000	191,646
3.750%, 4/15/27		200,000	184,706
2.625%, 2/15/29		257,000	212,390
3.875%, 4/15/30		936,000	831,009
2.875%, 2/15/31		281,000	224,184
3.400%, 10/15/52		700,000	464,956
Vodafone Group plc
4.375%, 5/30/28(x)		200,000	188,639

			3,077,950

Total Communication Services			13,308,095

Consumer Discretionary (1.0%)
Auto Components (0.0%)†
Metalsa S A P I De Cv
3.750%, 5/4/31(m)		200,000	132,750

Automobiles (0.4%)
General Motors Co.
6.125%, 10/1/25		250,000	250,829
5.400%, 10/15/29		218,000	202,169
Hyundai Capital America
1.150%, 11/10/22§		700,000	697,369
2.375%, 2/10/23§		135,000	133,804
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§		700,000	552,160
Nissan Motor Co. Ltd.
3.201%, 9/17/28(m)	EUR	500,000	419,637
4.810%, 9/17/30§		$903,000	734,439

			2,990,407

Hotels, Restaurants & Leisure (0.3%)
Choice Hotels International, Inc.
3.700%, 12/1/29(x)		600,000	506,550
Expedia Group, Inc.
6.250%, 5/1/25§		564,000	566,037
3.250%, 2/15/30		200,000	164,570
Marriott International, Inc.
5.000%, 10/15/27		55,000	53,330
Series FF
4.625%, 6/15/30		25,000	22,600
Series X
4.000%, 4/15/28		25,000	22,579
McDonald’s Corp.
1.450%, 9/1/25		55,000	49,979
3.700%, 1/30/26		75,000	72,445
2.625%, 9/1/29		40,000	34,186
Sands China Ltd.
5.625%, 8/8/25(e)		700,000	626,500
Starbucks Corp.
2.450%, 6/15/26(x)		50,000	46,007
3.550%, 8/15/29		100,000	90,185
3.000%, 2/14/32(x)		20,000	16,617

			2,271,585

Household Durables (0.0%)†
DR Horton, Inc.
2.600%, 10/15/25		50,000	45,776
Leggett & Platt, Inc.
3.500%, 11/15/27		25,000	22,406
Lennar Corp.
5.250%, 6/1/26		34,000	33,347
4.750%, 11/29/27		100,000	92,790
Mohawk Industries, Inc.
3.625%, 5/15/30(x)		25,000	20,786
Whirlpool Corp.
4.000%, 3/1/24		30,000	29,652

			244,757

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Internet & Direct Marketing Retail (0.1%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	$200,000	$179,622
Amazon.com, Inc.
0.450%, 5/12/24	25,000	23,421
3.800%, 12/5/24	50,000	49,288
5.200%, 12/3/25(x)	100,000	101,502
1.000%, 5/12/26	50,000	43,841
3.300%, 4/13/27	100,000	94,563
3.150%, 8/22/27	50,000	46,696
1.650%, 5/12/28(x)	50,000	42,498
1.500%, 6/3/30	85,000	66,755
2.100%, 5/12/31	50,000	40,715
3.600%, 4/13/32(x)	100,000	90,821
2.500%, 6/3/50	309,000	192,559
eBay, Inc.
1.900%, 3/11/25(x)	70,000	65,047
1.400%, 5/10/26	100,000	87,627

		1,124,955

Leisure Products (0.0%)†
Hasbro, Inc.
3.500%, 9/15/27	15,000	13,632
3.900%, 11/19/29	66,000	57,916

		71,548

Multiline Retail (0.1%)
Dollar General Corp.
4.150%, 11/1/25	75,000	72,801
Dollar Tree, Inc.
4.000%, 5/15/25	100,000	96,948
Target Corp.
3.375%, 4/15/29(x)	100,000	91,605
4.500%, 9/15/32	50,000	47,629

		308,983

Specialty Retail (0.1%)
AutoNation, Inc.
3.500%, 11/15/24	25,000	24,074
Home Depot, Inc. (The)
2.125%, 9/15/26	65,000	58,731
0.900%, 3/15/28(x)	65,000	52,870
2.950%, 6/15/29	30,000	26,345
1.875%, 9/15/31	85,000	66,120
3.250%, 4/15/32	45,000	39,100
Lowe’s Cos., Inc.
2.500%, 4/15/26	100,000	92,089
3.650%, 4/5/29	369,000	333,283
4.500%, 4/15/30	273,000	255,903
5.000%, 4/15/33	40,000	37,827
O’Reilly Automotive, Inc.
4.350%, 6/1/28	50,000	47,448
Ross Stores, Inc.
0.875%, 4/15/26	50,000	43,007

		1,076,797

Textiles, Apparel & Luxury Goods (0.0%)†
Ralph Lauren Corp.
2.950%, 6/15/30	15,000	12,632
VF Corp.
2.950%, 4/23/30	200,000	164,754

		177,386

Total Consumer Discretionary		8,399,168

Consumer Staples (0.7%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36	240,000	215,476
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	499,000	484,367
3.500%, 6/1/30	102,000	91,455
Bacardi Ltd.
4.450%, 5/15/25§	500,000	478,580
Coca-Cola Co. (The)
2.900%, 5/25/27	50,000	46,406
2.125%, 9/6/29	200,000	168,041
2.000%, 3/5/31	65,000	52,310
Constellation Brands, Inc.
4.350%, 5/9/27	100,000	96,014
Diageo Capital plc
2.375%, 10/24/29	200,000	167,277
Keurig Dr Pepper, Inc.
3.950%, 4/15/29(x)	100,000	91,323
Molson Coors Beverage Co.
3.000%, 7/15/26	100,000	91,570
PepsiCo, Inc.
2.750%, 4/30/25	75,000	71,681
3.000%, 10/15/27	100,000	92,300
2.750%, 3/19/30	200,000	173,152

		2,319,952

Food & Staples Retailing (0.1%)
Costco Wholesale Corp.
1.600%, 4/20/30	200,000	160,950
Kroger Co. (The)
2.650%, 10/15/26	50,000	45,539
4.500%, 1/15/29	25,000	23,709
Sysco Corp.
3.250%, 7/15/27	50,000	45,485
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	50,000	48,722
3.450%, 6/1/26(x)	75,000	70,508
Walmart, Inc.
3.300%, 4/22/24	37,000	36,356
2.650%, 12/15/24	50,000	48,140
3.050%, 7/8/26	40,000	38,228
3.250%, 7/8/29	200,000	182,901
2.375%, 9/24/29	3,000	2,581
1.800%, 9/22/31	15,000	11,940

		715,059

Food Products (0.1%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	50,000	45,901
Bunge Ltd. Finance Corp.
2.750%, 5/14/31	25,000	19,712
Campbell Soup Co.
4.150%, 3/15/28	25,000	23,387
Conagra Brands, Inc.
4.850%, 11/1/28	225,000	212,437
General Mills, Inc.
4.200%, 4/17/28	215,000	205,286
Hormel Foods Corp.
1.700%, 6/3/28	70,000	59,479
J M Smucker Co. (The)
2.375%, 3/15/30	15,000	12,053
JBS USA LUX SA
5.125%, 2/1/28§	100,000	93,667
Kellogg Co.
2.650%, 12/1/23(x)	42,000	41,005
Mondelez International, Inc.
2.750%, 4/13/30	200,000	165,799

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Unilever Capital Corp.
2.900%, 5/5/27		$100,000	$92,253

			970,979

Household Products (0.0%)†
Clorox Co. (The)
1.800%, 5/15/30		77,000	59,338
Colgate-Palmolive Co.
3.250%, 3/15/24(x)		62,000	61,066
Kimberly-Clark Corp.
3.950%, 11/1/28		10,000	9,471
3.200%, 4/25/29		50,000	45,014
2.000%, 11/2/31(x)		25,000	19,640
Procter & Gamble Co. (The)
0.550%, 10/29/25		50,000	44,604
1.200%, 10/29/30		50,000	38,584

			277,717

Personal Products (0.0%)†
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24		10,000	9,522
1.950%, 3/15/31		45,000	35,868
GSK Consumer Healthcare Capital US LLC
3.375%, 3/24/27§		250,000	226,799

			272,189

Tobacco (0.2%)
Altria Group, Inc.
4.800%, 2/14/29		40,000	37,053
3.125%, 6/15/31	EUR	300,000	240,385
5.800%, 2/14/39		$67,000	58,497
3.400%, 2/4/41		84,000	52,308
4.500%, 5/2/43		73,000	51,671
BAT Capital Corp.
3.222%, 8/15/24		50,000	48,328
3.557%, 8/15/27		100,000	87,781
2.259%, 3/25/28		225,000	179,880
4.540%, 8/15/47		111,000	73,565
5.282%, 4/2/50		2,000	1,458
Imperial Brands Finance plc
3.125%, 7/26/24§		500,000	478,081
Philip Morris International, Inc.
3.250%, 11/10/24		150,000	145,130
1.450%, 8/1/39	EUR	125,000	68,749
Reynolds American, Inc.
4.450%, 6/12/25		$100,000	96,688
5.850%, 8/15/45		42,000	32,895

			1,652,469

Total Consumer Staples			6,208,365

Energy (1.7%)
Energy Equipment & Services (0.0%)†
Baker Hughes Holdings LLC
3.337%, 12/15/27		100,000	89,836
Halliburton Co.
3.800%, 11/15/25		2,000	1,925
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26 PIK(m)		202,447	112,113
7.350%, 12/1/26 PIK§		504	279
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22§		7,789	7,711
7.720%, 12/1/26 PIK§		613,535	117,175
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon),
10/31/22(y)§		163,662	327
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25		25,000	22,639
Schlumberger Investment SA
2.650%, 6/26/30		200,000	165,704

			517,709

Oil, Gas & Consumable Fuels (1.7%)
Boardwalk Pipelines LP
4.800%, 5/3/29		20,000	18,411
3.400%, 2/15/31(x)		500,000	402,798
BP Capital Markets America, Inc.
3.588%, 4/14/27		100,000	93,424
4.234%, 11/6/28		200,000	188,423
BP Capital Markets plc
3.279%, 9/19/27		50,000	45,852
Cameron LNG LLC
3.302%, 1/15/35§		520,000	406,521
3.402%, 1/15/38§		141,000	112,817
Cenovus Energy, Inc.
2.650%, 1/15/32		114,000	88,000
Cheniere Corpus Christi Holdings LLC
7.000%, 6/30/24		551,000	559,154
5.875%, 3/31/25		51,000	51,106
5.125%, 6/30/27		888,000	859,043
3.700%, 11/15/29		245,000	212,970
2.742%, 12/31/39		155,000	114,937
Chevron Corp.
2.895%, 3/3/24(x)		150,000	146,506
2.954%, 5/16/26		50,000	47,049
Chevron USA, Inc.
0.687%, 8/12/25(x)		65,000	58,068
ConocoPhillips Co.
6.950%, 4/15/29		200,000	218,681
Continental Resources, Inc.
5.750%, 1/15/31§		700,000	630,466
Coterra Energy, Inc.
4.375%, 3/15/29§		100,000	91,770
Devon Energy Corp.
8.250%, 8/1/23		21,000	21,432
5.250%, 10/15/27		33,000	32,566
4.500%, 1/15/30		25,000	22,644
4.750%, 5/15/42		226,000	183,893
Diamondback Energy, Inc.
3.250%, 12/1/26		218,000	200,831
3.500%, 12/1/29		983,000	848,260
3.125%, 3/24/31		224,000	182,466
4.400%, 3/24/51		286,000	215,710
4.250%, 3/15/52		90,000	66,352
Ecopetrol SA
4.125%, 1/16/25		41,000	37,407
6.875%, 4/29/30		106,000	89,040
Enbridge, Inc.
3.700%, 7/15/27		50,000	46,282
Energy Transfer LP
5.875%, 1/15/24		100,000	99,785
4.050%, 3/15/25		100,000	95,977

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
2.900%, 5/15/25		$100,000	$92,797
3.750%, 5/15/30		100,000	84,423
5.000%, 5/15/50		700,000	544,793
Enterprise Products Operating LLC
3.700%, 2/15/26		100,000	95,367
2.800%, 1/31/30		30,000	25,034
EOG Resources, Inc.
4.375%, 4/15/30		200,000	190,038
EQT Corp.
5.700%, 4/1/28		25,000	24,579
Equinor ASA
1.750%, 1/22/26		55,000	49,516
3.625%, 9/10/28(x)		100,000	93,169
Exxon Mobil Corp.
2.019%, 8/16/24		50,000	47,751
3.043%, 3/1/26		50,000	47,270
2.275%, 8/16/26		200,000	182,180
Greenko Power II Ltd.
4.300%, 12/13/28§		488,750	378,781
Kinder Morgan Energy Partners LP
4.250%, 9/1/24		75,000	73,860
Kinder Morgan, Inc.
5.300%, 12/1/34		72,000	65,078
5.450%, 8/1/52		131,000	113,510
Magellan Midstream Partners LP
3.250%, 6/1/30		15,000	12,634
Marathon Petroleum Corp.
5.125%, 12/15/26		100,000	98,537
3.800%, 4/1/28		15,000	13,430
5.000%, 9/15/54		43,000	34,410
MPLX LP
4.000%, 2/15/25(x)		100,000	96,448
4.000%, 3/15/28		200,000	182,353
NGPL PipeCo LLC
4.875%, 8/15/27§		178,000	165,821
3.250%, 7/15/31§		764,000	597,084
Northwest Pipeline LLC
4.000%, 4/1/27(x)		399,000	370,237
Occidental Petroleum Corp.
6.950%, 7/1/24		300,000	307,500
ONEOK, Inc.
5.850%, 1/15/26		65,000	65,216
4.350%, 3/15/29		50,000	44,794
Petroleos Mexicanos
4.875%, 1/18/24		20,000	19,330
6.875%, 10/16/25(x)		26,000	24,395
8.750%, 6/2/29§		71,000	60,214
6.700%, 2/16/32		36,000	25,227
Series 13-2
7.190%, 9/12/24	MXN	503,000	22,553
Phillips 66 Co.
3.550%, 10/1/26§		$25,000	23,242
Pioneer Natural Resources Co.
1.900%, 8/15/30		50,000	38,308
Plains All American Pipeline LP
4.500%, 12/15/26		50,000	47,271
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§		116,133	115,901
Sabine Pass Liquefaction LLC
5.750%, 5/15/24		392,000	393,695
5.625%, 3/1/25		993,000	991,442
4.200%, 3/15/28		200,000	182,103
Spectra Energy Partners LP
4.750%, 3/15/24		50,000	49,693
Suncor Energy, Inc.
6.500%, 6/15/38		22,000	21,795
Targa Resources Corp.
5.200%, 7/1/27		232,000	222,959
4.950%, 4/15/52		31,000	24,058
TotalEnergies Capital International SA
3.750%, 4/10/24		75,000	74,050
3.455%, 2/19/29		100,000	91,230
TransCanada PipeLines Ltd.
4.250%, 5/15/28		100,000	92,845
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26		302,000	320,836
4.000%, 3/15/28		737,000	674,222
Valero Energy Corp.
4.000%, 4/1/29(x)		65,000	59,597
Williams Cos., Inc. (The)
4.500%, 11/15/23		50,000	49,510
4.300%, 3/4/24		50,000	49,322
4.550%, 6/24/24		25,000	24,728
2.600%, 3/15/31		65,000	51,065
7.750%, 6/15/31		192,000	208,230

			14,543,072

Total Energy			15,060,781

Financials (8.5%)
Banks (4.7%)
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	EUR	900,000	123,486
Banco Santander SA
3.892%, 5/24/24		$200,000	194,863
2.749%, 12/3/30		200,000	143,424
Bangkok Bank PCL
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 3.466%, 9/23/36(k)§		700,000	529,662
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)		75,000	74,609
4.125%, 1/22/24		62,000	61,525
4.000%, 4/1/24		50,000	49,409
(SOFR + 0.74%), 0.810%, 10/24/24(k)		50,000	47,540
4.000%, 1/22/25		75,000	72,606
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25(k)		150,000	145,226
(SOFR + 0.91%), 0.981%, 9/25/25(k)		50,000	45,589
(ICE LIBOR USD 3 Month + 0.87%), 2.456%, 10/22/25(k)		290,000	271,606
(SOFR + 0.65%), 1.530%, 12/6/25(k)		700,000	640,531
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26(k)		100,000	91,430
3.500%, 4/19/26		125,000	117,376

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 1.15%), 1.319%, 6/19/26(k)		$19,000	$16,849
(EURIBOR 3 Month + 1.00%), 2.100%,
9/22/26(k)(m)	EUR	600,000	581,185
(SOFR + 1.01%), 1.197%, 10/24/26(k)		$50,000	43,559
(SOFR + 0.96%), 1.734%, 7/22/27(k)		250,000	214,178
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)		125,000	113,769
(SOFR + 1.58%), 4.376%, 4/27/28(k)		150,000	140,339
(ICE LIBOR USD 3 Month + 1.37%),
3.593%, 7/21/28(k)		119,000	107,673
(ICE LIBOR USD 3 Month + 1.04%),
3.419%, 12/20/28(k)		97,000	85,790
(SOFR + 1.06%), 2.087%, 6/14/29(k)(x)		100,000	80,938
(ICE LIBOR USD 3 Month + 1.31%),
4.271%, 7/23/29(k)		50,000	45,664
(ICE LIBOR USD 3 Month + 1.21%),
3.974%, 2/7/30(k)		306,000	274,038
(ICE LIBOR USD 3 Month + 1.18%),
3.194%, 7/23/30(k)		141,000	118,580
(ICE LIBOR USD 3 Month + 0.99%),
2.496%, 2/13/31(k)		300,000	238,931
(SOFR + 1.37%), 1.922%, 10/24/31(k)		300,000	221,596
(SOFR + 1.32%), 2.687%, 4/22/32(k)		250,000	195,098
(SOFR + 1.22%), 2.299%, 7/21/32(k)		175,000	130,519
(SOFR + 1.21%), 2.572%, 10/20/32(k)		100,000	76,204
(SOFR + 1.33%), 2.972%, 2/4/33(k)		1,589,000	1,251,651
(SOFR + 1.83%), 4.571%, 4/27/33(k)		325,000	290,682
(SOFR + 2.16%), 5.015%, 7/22/33(k)		658,000	609,944
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37(k)		200,000	161,886
Series FF
(ICE LIBOR USD 3 Month + 2.93%),
5.875%, 3/15/28(k)(y)		66,000	56,595
Series L
3.950%, 4/21/25		100,000	96,330
Series N
(SOFR + 0.91%),
1.658%, 3/11/27(k)		300,000	260,244
(SOFR + 1.22%),
2.651%, 3/11/32(k)		100,000	78,000
Bank of Montreal
3.700%, 6/7/25		120,000	115,460
1.250%, 9/15/26(x)		50,000	42,879
(SOFR + 0.60%), 0.949%, 1/22/27(k)		50,000	43,398
Series E
3.300%, 2/5/24		50,000	48,973
Bank of Nova Scotia (The)
3.400%, 2/11/24		100,000	97,917
4.500%, 12/16/25		100,000	96,516
1.300%, 9/15/26		100,000	85,824
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 3.670%, 7/20/23(k)§		600,000	601,422
Barclays Bank plc
7.625%, 11/21/22		220,000	219,175
Barclays plc
3.650%, 3/16/25		200,000	189,575
4.375%, 1/12/26		359,000	338,738
(SOFR + 2.71%), 2.852%, 5/7/26(k)		200,000	181,834
3.250%, 2/12/27(m)	GBP	500,000	468,314
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		$700,000	563,710
Canadian Imperial Bank of
Commerce
0.500%, 12/14/23		50,000	47,526
3.100%, 4/2/24(x)		100,000	97,463
1.250%, 6/22/26		50,000	43,246
Citigroup, Inc.
3.875%, 10/25/23		75,000	74,073
3.750%, 6/16/24		75,000	73,908
4.000%, 8/5/24		50,000	48,950
(SOFR + 0.69%), 0.776%, 10/30/24(k)		100,000	95,099
4.400%, 6/10/25		100,000	97,031
(SOFR + 0.69%), 2.014%, 1/25/26(k)		206,000	190,466
3.400%, 5/1/26		100,000	93,505
(SOFR + 0.77%), 1.462%, 6/9/27(k)		200,000	170,237
4.450%, 9/29/27		200,000	185,732
(SOFR + 1.28%), 3.070%, 2/24/28(k)		716,000	643,375
(ICE LIBOR USD 3 Month + 1.39%),
3.668%, 7/24/28(k)		125,000	113,167
(ICE LIBOR USD 3 Month + 1.15%),
3.520%, 10/27/28(k)		376,000	335,979
(ICE LIBOR USD 3 Month + 1.19%),
4.075%, 4/23/29(k)		250,000	226,357
(ICE LIBOR USD 3 Month + 1.34%),
3.980%, 3/20/30(k)		150,000	133,166
(SOFR + 1.42%), 2.976%, 11/5/30(k)		298,000	244,565
(SOFR + 3.91%), 4.412%, 3/31/31(k)		235,000	210,720
(SOFR + 1.18%), 2.520%, 11/3/32(k)		515,000	389,637
(SOFR + 1.94%), 3.785%, 3/17/33(k)		100,000	84,144
(SOFR + 2.09%), 4.910%, 5/24/33(k)		105,000	96,594

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Citizens Financial Group, Inc.
2.850%, 7/27/26	$100,000	$91,334
3.250%, 4/30/30	48,000	39,054
Comerica, Inc.
4.000%, 2/1/29	50,000	46,208
Cooperatieve Rabobank UA
3.750%, 7/21/26	250,000	232,111
Danske Bank A/S
5.375%, 1/12/24(m)	200,000	199,025
5.375%, 1/12/24§	500,000	497,563
Fifth Third Bancorp
2.375%, 1/28/25	50,000	46,794
(SOFR + 1.36%), 4.055%, 4/25/28(k)	60,000	56,058
Grupo Aval Ltd.
4.375%, 2/4/30§	200,000	143,875
HSBC Holdings plc
(SOFR + 1.40%), 2.633%, 11/7/25(k)	200,000	185,663
4.300%, 3/8/26	200,000	192,104
4.292%, 9/12/26	200,000	188,600
(ICE LIBOR USD 3 Month + 1.53%),
4.583%, 6/19/29(k)	226,000	201,153
4.950%, 3/31/30	400,000	368,800
(SOFR + 1.19%), 2.804%, 5/24/32(k)	200,000	146,782
Huntington Bancshares, Inc.
(SOFR + 2.05%), 5.023%, 5/17/33(k)	35,000	32,477
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)	100,000	70,602
ING Groep NV
3.550%, 4/9/24	200,000	194,927
JPMorgan Chase & Co.
3.875%, 2/1/24	100,000	98,980
3.875%, 9/10/24	50,000	48,793
(SOFR + 0.42%), 0.563%, 2/16/25(k)	30,000	28,014
(ICE LIBOR USD 3 Month + 1.16%),
3.220%, 3/1/25(k)	55,000	53,244
(CME Term SOFR 3 Month + 0.58%),
0.969%, 6/23/25(k)	50,000	46,269
3.900%, 7/15/25	100,000	96,776
(SOFR + 1.85%), 2.083%, 4/22/26(k)	250,000	227,848
(SOFR + 1.32%),
4.080%, 4/26/26(k)	100,000	96,052
2.950%, 10/1/26	100,000	91,820
(SOFR + 0.80%), 1.045%, 11/19/26(k)	200,000	173,135
4.125%, 12/15/26	125,000	117,444
(ICE LIBOR USD 3 Month + 1.25%),
3.960%, 1/29/27(k)	162,000	152,706
(SOFR + 0.77%), 1.470%, 9/22/27(k)	40,000	33,825
(ICE LIBOR USD 3 Month + 1.34%),
3.782%, 2/1/28(k)	571,000	524,281
(SOFR + 1.17%), 2.947%, 2/24/28(k)	180,000	158,756
(ICE LIBOR USD 3 Month + 1.38%),
3.540%, 5/1/28(k)	75,000	67,637
(SOFR + 1.89%), 2.182%, 6/1/28(k)	700,000	592,333
(SOFR + 1.02%), 2.069%, 6/1/29(k)	55,000	44,592
(SOFR + 1.75%), 4.565%, 6/14/30(k)	240,000	220,570
(SOFR + 1.51%), 2.739%, 10/15/30(k)	200,000	163,199
(SOFR + 2.04%), 2.522%, 4/22/31(k)	250,000	197,539
(SOFR + 2.52%), 2.956%, 5/13/31(k)	200,000	158,282
(SOFR + 1.25%), 2.580%, 4/22/32(k)	75,000	58,210
(SOFR + 1.18%), 2.545%, 11/8/32(k)	65,000	49,423
(SOFR + 1.26%), 2.963%, 1/25/33(k)	678,000	533,241
(SOFR + 1.80%), 4.586%, 4/26/33(k)	85,000	76,836
(SOFR + 2.08%), 4.912%, 7/25/33(k)	407,000	377,679
(SOFR + 2.58%), 5.717%, 9/14/33(k)	150,000	141,671
(ICE LIBOR USD 3 Month + 1.46%),
4.032%, 7/24/48(k)	59,000	44,794
KeyCorp
(SOFR + 1.25%), 3.878%, 5/23/25(k)	200,000	194,317
Korea Development Bank (The)
2.125%, 10/1/24	200,000	190,474
Kreditanstalt fuer Wiederaufbau
0.250%, 10/19/23	100,000	95,874
0.500%, 9/20/24	200,000	185,802
2.500%, 11/20/24	125,000	120,335
3.125%, 6/10/25	250,000	242,297
0.625%, 1/22/26	135,000	119,841
3.000%, 5/20/27	180,000	171,154
2.875%, 4/3/28(x)	90,000	84,315
0.750%, 9/30/30(x)	105,000	81,468
Landwirtschaftliche Rentenbank
2.000%, 1/13/25	75,000	71,262
0.875%, 3/30/26	20,000	17,670
1.750%, 7/27/26	75,000	68,268
0.875%, 9/3/30	100,000	78,496
Series 37
2.500%, 11/15/27	50,000	45,997
Series 40
0.500%, 5/27/25(x)	30,000	27,118
Lloyds Banking Group plc
3.900%, 3/12/24	500,000	489,958
4.500%, 11/4/24	200,000	195,236

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 3.985%, 3/7/25(k)	AUD	700,000	$443,138
4.000%, 3/7/25		800,000	492,850
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25(k)		$200,000	192,841
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.438%, 2/5/26(k)		200,000	183,512
Mitsubishi UFJ Financial Group, Inc.
2.801%, 7/18/24		200,000	192,061
2.193%, 2/25/25		200,000	186,310
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27(k)		200,000	169,484
3.741%, 3/7/29		100,000	89,770
Mizuho Financial Group, Inc.
(SOFR + 1.25%), 1.241%, 7/10/24(k)		600,000	580,411
(SOFR + 1.36%), 2.555%, 9/13/25(k)		325,000	306,368
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26(k)		600,000	544,692
3.663%, 2/28/27		200,000	182,696
4.018%, 3/5/28		500,000	457,376
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30(k)		700,000	586,037
NatWest Group plc
5.125%, 5/28/24		40,000	39,422
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30(k)		200,000	182,326
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2,999,968	270,391
Norinchukin Bank (The)
2.080%, 9/22/31§		$700,000	543,248
Oesterreichische Kontrollbank AG
3.125%, 11/7/23		50,000	49,398
0.375%, 9/17/25		90,000	80,087
PNC Bank NA
4.050%, 7/26/28		250,000	229,146
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24(x)		75,000	73,962
(SOFR + 0.98%), 2.307%, 4/23/32(k)		65,000	51,098
Royal Bank of Canada
0.500%, 10/26/23		35,000	33,584
0.425%, 1/19/24(x)		85,000	80,492
2.550%, 7/16/24		25,000	23,996
0.650%, 7/29/24(x)		25,000	23,157
4.650%, 1/27/26(x)		75,000	73,187
1.400%, 11/2/26(x)		50,000	42,954
4.240%, 8/3/27		150,000	143,569
Santander Holdings USA, Inc.
3.450%, 6/2/25		50,000	46,806
4.500%, 7/17/25		50,000	47,908
Santander UK Group Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26(k)		218,000	189,294
(SOFR + 1.22%), 2.469%, 1/11/28(k)		200,000	167,763
Santander UK plc
4.000%, 3/13/24		50,000	49,191
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§		500,000	454,063
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.991%, 1/12/25(k)§		700,000	652,856
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24		700,000	661,119
2.348%, 1/15/25		200,000	187,251
1.474%, 7/8/25		600,000	540,215
3.784%, 3/9/26		100,000	94,907
1.402%, 9/17/26		200,000	170,542
3.364%, 7/12/27		100,000	91,192
3.352%, 10/18/27(x)		100,000	90,387
3.202%, 9/17/29		50,000	41,933
2.142%, 9/23/30		100,000	75,724
SVB Financial Group
1.800%, 10/28/26		100,000	85,763
Svenska Handelsbanken AB
3.900%, 11/20/23		250,000	247,803
Toronto-Dominion Bank (The)
3.250%, 3/11/24		100,000	97,740
1.150%, 6/12/25(x)		50,000	44,996
0.750%, 1/6/26		200,000	173,293
1.250%, 9/10/26		50,000	42,846
Truist Bank
3.200%, 4/1/24		50,000	48,961
2.150%, 12/6/24		250,000	235,401
4.050%, 11/3/25		20,000	19,406
Truist Financial Corp.
3.750%, 12/6/23		25,000	24,797
2.850%, 10/26/24(x)		25,000	24,024
UniCredit SpA
7.830%, 12/4/23§		1,000,000	1,008,285
US Bancorp
3.700%, 1/30/24		75,000	74,341
1.375%, 7/22/30		200,000	150,351
Series V
2.375%, 7/22/26		150,000	137,231
Wells Fargo & Co.
3.750%, 1/24/24		50,000	49,270
3.000%, 2/19/25		100,000	94,979
3.550%, 9/29/25		100,000	95,176

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26(k)	$165,000	$151,820
3.000%, 4/22/26	50,000	45,868
(SOFR + 1.32%), 3.908%, 4/25/26(k)	400,000	382,711
(SOFR + 1.56%), 4.540%, 8/15/26(k)	1,000	968
3.000%, 10/23/26	100,000	90,984
4.300%, 7/22/27	100,000	93,085
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	75,000	67,715
4.150%, 1/24/29	200,000	183,439
(SOFR + 1.26%), 2.572%, 2/11/31(k)	585,000	467,056
(SOFR + 1.50%), 3.350%, 3/2/33(k)	771,000	626,815
(SOFR + 2.10%), 4.897%, 7/25/33(k)	527,000	484,988
Westpac Banking Corp.
3.300%, 2/26/24(x)	100,000	98,475
1.150%, 6/3/26	50,000	43,571
2.700%, 8/19/26	75,000	68,948
2.894%, 2/4/30	250,000	230,590

		40,775,170

Capital Markets (2.4%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	50,000	49,467
Ameriprise Financial, Inc.
3.000%, 4/2/25	200,000	191,271
Ares Capital Corp.
3.875%, 1/15/26	100,000	90,841
2.875%, 6/15/27	100,000	83,810
Bank of New York Mellon Corp. (The)
2.100%, 10/24/24	100,000	94,987
2.450%, 8/17/26	75,000	68,549
(SOFR + 1.15%), 3.992%, 6/13/28(k)(x)	50,000	47,096
Series 0012
3.650%, 2/4/24(x)	50,000	49,324
Series F
(ICE LIBOR USD 3 Month + 3.13%), 4.625%, 9/20/26(k)(y)	70,000	61,950
Series J
1.900%, 1/25/29	50,000	41,200
BlackRock, Inc.
3.500%, 3/18/24	50,000	49,267
3.250%, 4/30/29	15,000	13,474
Blackstone Private Credit Fund
2.625%, 12/15/26	50,000	41,110
4.000%, 1/15/29	217,000	174,138
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	45,046
2.724%, 4/15/31	80,000	63,288
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	600,000	506,450
Charles Schwab Corp. (The)
3.750%, 4/1/24	25,000	24,653
3.850%, 5/21/25	50,000	48,870
0.900%, 3/11/26	65,000	56,795
3.300%, 4/1/27	30,000	27,963
2.000%, 3/20/28	200,000	172,170
2.300%, 5/13/31	50,000	39,812
CME Group, Inc.
3.000%, 3/15/25(x)	75,000	71,795
Credit Suisse AG
4.750%, 8/9/24	600,000	584,333
2.950%, 4/9/25(x)	250,000	229,917
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.20%),
2.997%, 12/14/23(k)§	600,000	596,139
(ICE LIBOR USD 3 Month + 1.24%),
4.207%, 6/12/24(k)§	600,000	589,221
4.550%, 4/17/26	250,000	230,294
Deutsche Bank AG
3.300%, 11/16/22	700,000	698,864
(SOFR + 1.13%), 1.447%, 4/1/25(k)	362,000	334,544
(SOFR + 2.58%), 3.961%, 11/26/25(k)	950,000	886,807
(SOFR + 1.87%), 2.129%, 11/24/26(k)	700,000	594,367
FactSet Research Systems, Inc.
3.450%, 3/1/32	331,000	269,266
FS KKR Capital Corp.
3.125%, 10/12/28	50,000	38,633
Goldman Sachs Group, Inc. (The)
(SOFR + 0.54%), 0.627%, 11/17/23(k)	313,000	311,160
4.000%, 3/3/24	92,000	90,815
(SOFR + 0.51%), 0.657%, 9/10/24(k)	136,000	129,526
(SOFR + 0.49%), 0.925%, 10/21/24(k)	70,000	66,478
3.500%, 1/23/25	100,000	96,140
3.500%, 4/1/25	187,000	178,879
3.750%, 5/22/25	100,000	95,634
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	100,000	95,279
(ICE LIBOR USD 3 Month + 1.17%), 4.075%, 5/15/26(k)	291,000	288,143
3.500%, 11/16/26	65,000	59,954
(SOFR + 0.80%), 1.431%, 3/9/27(k)	55,000	47,361
(SOFR + 0.82%), 1.542%, 9/10/27(k)	300,000	253,970
(SOFR + 0.91%), 1.948%, 10/21/27(k)	110,000	94,305
(ICE LIBOR USD 3 Month + 1.75%), 4.543%, 10/28/27(k)	600,000	596,795
(SOFR + 1.11%), 2.640%, 2/24/28(k)	475,000	413,535
(SOFR + 1.85%), 3.615%, 3/15/28(k)	182,000	167,344
(ICE LIBOR USD 3 Month + 1.51%),
3.691%, 6/5/28(k)	116,000	104,927
3.800%, 3/15/30	500,000	433,822
(SOFR + 1.28%), 2.615%, 4/22/32(k)	75,000	57,903

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.25%), 2.383%, 7/21/32(k)	$268,000	$201,945
(SOFR + 1.26%), 2.650%, 10/21/32(k)	408,000	312,120
(SOFR + 1.41%), 3.102%, 2/24/33(k)	1,473,000	1,173,626
Golub Capital BDC, Inc.
2.500%, 8/24/26	15,000	12,587
Intercontinental Exchange, Inc.
3.750%, 12/1/25	30,000	28,991
2.100%, 6/15/30	117,000	92,928
1.850%, 9/15/32	119,000	87,640
JAB Holdings BV
2.200%, 11/23/30§	600,000	442,008
Jefferies Group LLC
2.625%, 10/15/31	100,000	72,355
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)	5,000,000	5,000
Series 1
0.000%, 12/30/16(h)	10,200,000	9,180
Moody’s Corp.
3.250%, 1/15/28(x)	53,000	47,917
4.250%, 2/1/29	289,000	272,824
2.000%, 8/19/31	248,000	188,831
4.250%, 8/8/32	65,000	59,104
4.875%, 12/17/48	13,000	11,421
3.250%, 5/20/50	4,000	2,725
3.100%, 11/29/61	58,000	35,713
Morgan Stanley
(SOFR + 0.47%), 0.560%, 11/10/23(k)	74,000	73,631
(SOFR + 0.46%), 0.529%, 1/25/24(k)	61,000	60,068
(SOFR + 0.62%), 0.731%, 4/5/24(k)	114,000	111,213
3.700%, 10/23/24	100,000	97,598
(SOFR + 0.53%), 0.790%, 5/30/25(k)	50,000	46,069
(SOFR + 1.15%), 2.720%, 7/22/25(k)	15,000	14,266
4.000%, 7/23/25	80,000	77,548
3.875%, 1/27/26	65,000	61,958
(SOFR + 0.94%), 2.630%, 2/18/26(k)	50,000	46,641
3.125%, 7/27/26	125,000	115,318
(SOFR + 0.72%), 0.985%, 12/10/26(k)	150,000	129,148
(SOFR + 0.88%), 1.593%, 5/4/27(k)	96,000	82,855
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	305,000	275,258
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	453,000	416,557
(SOFR + 1.14%), 2.699%, 1/22/31(k)	951,000	771,495
(SOFR + 1.03%), 1.794%, 2/13/32(k)	250,000	182,893
(SOFR + 1.18%), 2.239%, 7/21/32(k)	382,000	286,618
(SOFR + 1.20%), 2.511%, 10/20/32(k)	598,000	459,927
(SOFR + 1.29%), 2.943%, 1/21/33(k)	130,000	103,649
(SOFR + 2.08%), 4.889%, 7/20/33(k)	53,000	49,339
(SOFR + 1.36%), 2.484%, 9/16/36(k)	150,000	106,683
Series F
3.875%, 4/29/24	75,000	73,602
Morgan Stanley Domestic Holdings, Inc.
4.500%, 6/20/28	25,000	23,660
Nasdaq, Inc.
3.850%, 6/30/26	100,000	95,499
Nomura Holdings, Inc.
2.648%, 1/16/25(x)	800,000	751,257
2.679%, 7/16/30	200,000	152,717
Northern Trust Corp.
4.000%, 5/10/27	35,000	33,833
3.150%, 5/3/29	25,000	22,317
Owl Rock Capital Corp.
3.400%, 7/15/26	50,000	43,078
2.875%, 6/11/28	725,000	554,315
Prospect Capital Corp.
3.437%, 10/15/28	25,000	18,239
S&P Global, Inc.
4.750%, 8/1/28§	180,000	176,067
1.250%, 8/15/30	25,000	18,771
State Street Corp.
Series H
(ICE LIBOR USD 3 Month + 2.54%), 5.625%, 12/15/23(k)(x)(y)	243,000	222,649
Stifel Financial Corp.
4.000%, 5/15/30	700,000	604,456
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 4.490%, 8/5/25(k)§	290,000	283,545

		20,447,333

Consumer Finance (0.7%)
AerCap Ireland Capital DAC
1.650%, 10/29/24	150,000	136,839
6.500%, 7/15/25	250,000	249,313
2.450%, 10/29/26	150,000	126,717
Ally Financial, Inc.
5.800%, 5/1/25	200,000	200,647
2.200%, 11/2/28(x)	700,000	541,895
American Express Co.
3.000%, 10/30/24	25,000	24,064
3.300%, 5/3/27	265,000	244,418
American Honda Finance Corp.
3.550%, 1/12/24	25,000	24,644
0.750%, 8/9/24(x)	65,000	60,429
2.150%, 9/10/24	100,000	95,192
2.000%, 3/24/28	10,000	8,495
Capital One Financial Corp.
3.300%, 10/30/24	100,000	96,194
4.200%, 10/29/25	250,000	240,021
(SOFR + 0.86%), 1.878%, 11/2/27(k)	50,000	42,496
3.800%, 1/31/28	200,000	180,687
(SOFR + 1.79%), 3.273%, 3/1/30(k)	143,000	119,861

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Caterpillar Financial Services Corp.
3.650%, 12/7/23		$50,000	$49,575
2.850%, 5/17/24		25,000	24,322
2.150%, 11/8/24		50,000	47,490
0.800%, 11/13/25		60,000	53,111
0.900%, 3/2/26		100,000	88,098
1.100%, 9/14/27		50,000	42,085
Discover Financial Services
3.950%, 11/6/24		75,000	72,769
4.100%, 2/9/27		40,000	36,699
Ford Motor Credit Co. LLC
5.125%, 6/16/25		700,000	658,985
General Motors Financial Co., Inc.
3.700%, 5/9/23		375,000	372,532
1.200%, 10/15/24		25,000	22,954
3.500%, 11/7/24		50,000	48,003
4.000%, 1/15/25		75,000	72,470
5.250%, 3/1/26		50,000	48,748
4.350%, 1/17/27		200,000	185,803
2.400%, 10/15/28		44,000	34,918
4.300%, 4/6/29		50,000	43,511
3.600%, 6/21/30		50,000	40,404
2.350%, 1/8/31		395,000	285,429
2.700%, 6/10/31		126,000	92,585
3.100%, 1/12/32		80,000	60,101
John Deere Capital Corp.
0.450%, 6/7/24		35,000	32,719
2.650%, 6/24/24		25,000	24,203
0.625%, 9/10/24(x)		30,000	27,853
1.050%, 6/17/26(x)		50,000	43,850
3.350%, 4/18/29(x)		200,000	182,285
3.900%, 6/7/32		10,000	9,148
LeasePlan Corp. NV
2.875%, 10/24/24§		600,000	562,318
PACCAR Financial Corp.
4.950%, 10/3/25		25,000	25,111
Synchrony Financial
4.375%, 3/19/24		10,000	9,830
4.250%, 8/15/24		37,000	36,104
4.875%, 6/13/25		15,000	14,488
3.700%, 8/4/26		57,000	51,982
Toyota Motor Credit Corp.
0.800%, 10/16/25		50,000	44,441
1.125%, 6/18/26		35,000	30,661
3.200%, 1/11/27		100,000	93,231
1.900%, 4/6/28(x)		100,000	85,249
3.375%, 4/1/30(x)		200,000	177,910

			6,223,887

Diversified Financial Services (0.1%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26		35,000	33,266
Block Financial LLC
2.500%, 7/15/28		10,000	8,251
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor),
0.000%, 1/28/29(k)§	EUR	600,000	539,518
National Rural Utilities Cooperative Finance Corp.
2.850%, 1/27/25		$100,000	95,430
1.000%, 6/15/26		50,000	43,465
Shell International Finance BV
2.875%, 5/10/26(x)		50,000	46,634
2.500%, 9/12/26		50,000	45,634
3.875%, 11/13/28		155,000	145,073
2.375%, 11/7/29		171,000	143,174
2.750%, 4/6/30		200,000	171,186
Voya Financial, Inc.
3.650%, 6/15/26		50,000	47,030

			1,318,661

Insurance (0.4%)
American International Group, Inc.
2.500%, 6/30/25		50,000	46,622
4.750%, 4/1/48		66,000	56,755
4.375%, 6/30/50		44,000	35,348
Aon Corp.
4.500%, 12/15/28		325,000	307,482
3.750%, 5/2/29		23,000	20,662
2.050%, 8/23/31		100,000	75,222
Assurant, Inc.
2.650%, 1/15/32		50,000	36,990
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27(x)		50,000	45,515
1.450%, 10/15/30		40,000	30,766
2.500%, 1/15/51		12,000	7,215
Brighthouse Financial, Inc.
3.700%, 6/22/27		50,000	45,683
Brown & Brown, Inc.
4.200%, 3/17/32		35,000	30,043
Chubb INA Holdings, Inc.
3.350%, 5/3/26		75,000	70,832
CNA Financial Corp.
2.050%, 8/15/30		20,000	15,165
Fairfax Financial Holdings Ltd.
4.625%, 4/29/30		25,000	22,477
GA Global Funding Trust
1.250%, 12/8/23§		700,000	666,776
Globe Life, Inc.
2.150%, 8/15/30		50,000	38,688
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26		50,000	48,294
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29		29,000	24,194
Kemper Corp.
2.400%, 9/30/30		25,000	19,013
Lincoln National Corp.
3.400%, 3/1/32(x)		50,000	41,076
Loews Corp.
3.750%, 4/1/26(x)		50,000	48,153
Markel Corp.
3.500%, 11/1/27		25,000	23,174
Marsh & McLennan Cos., Inc.
3.875%, 3/15/24		50,000	49,323
4.375%, 3/15/29		10,000	9,466
2.250%, 11/15/30		146,000	115,625
MetLife, Inc.
4.550%, 3/23/30		200,000	191,414
Principal Financial Group, Inc.
3.700%, 5/15/29		10,000	9,012
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)(x)		70,000	62,790

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Reinsurance Group of America, Inc.
3.900%, 5/15/29(x)		$10,000	$9,057
3.150%, 6/15/30		20,000	17,074
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29(x)		50,000	43,836
RGA Global Funding
2.000%, 11/30/26§		700,000	616,314
Sitka Holdings LLC
(ICE LIBOR USD 3 Month + 4.50%, 5.25% Floor), 8.174%, 7/6/26(k)§		800,000	756,000
Trinity Acquisition plc
4.400%, 3/15/26		50,000	47,932

			3,683,988

Thrifts & Mortgage Finance (0.2%)
BPCE SA
4.000%, 9/12/23§		600,000	590,271
Jyske Realkredit A/S
Series CCE
1.500%, 10/1/53	DKK	199,019	17,947
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%),
3.766%, 3/8/24(k)§		$600,000	593,569
Realkredit Danmark A/S
Series 23S
1.500%, 10/1/53(m)	DKK	1,570,892	150,484

			1,352,271

Total Financials			73,801,310

Health Care (1.4%)
Biotechnology (0.4%)
AbbVie, Inc.
2.600%, 11/21/24		$50,000	47,495
3.800%, 3/15/25		350,000	338,785
3.600%, 5/14/25		175,000	168,207
4.550%, 3/15/35		212,000	189,724
4.500%, 5/14/35		165,000	147,369
4.850%, 6/15/44		101,000	87,607
4.875%, 11/14/48		224,000	197,592
Amgen, Inc.
3.625%, 5/22/24		50,000	49,180
4.050%, 8/18/29		200,000	184,189
2.450%, 2/21/30		200,000	164,447
4.400%, 5/1/45		150,000	121,879
Baxalta, Inc.
4.000%, 6/23/25		38,000	36,787
Biogen, Inc.
2.250%, 5/1/30		505,000	399,743
5.200%, 9/15/45		14,000	12,526
Gilead Sciences, Inc.
3.650%, 3/1/26		125,000	119,028
1.650%, 10/1/30(x)		220,000	168,210
2.600%, 10/1/40		92,000	61,080
4.150%, 3/1/47		132,000	104,763
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30		900,000	679,580

			3,278,191

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
3.400%, 11/30/23		35,000	34,597
2.950%, 3/15/25		100,000	96,169
3.750%, 11/30/26		28,000	27,120
Baxter International, Inc.
1.915%, 2/1/27		100,000	86,581
Becton Dickinson and Co.
3.700%, 6/6/27		33,000	30,724
2.823%, 5/20/30		35,000	29,280
Boston Scientific Corp.
3.450%, 3/1/24		11,000	10,811
Edwards Lifesciences Corp.
4.300%, 6/15/28		6,000	5,610
Medtronic Global Holdings SCA
1.375%, 10/15/40	EUR	100,000	64,760
Stryker Corp.
3.500%, 3/15/26		$50,000	47,980
1.950%, 6/15/30		200,000	158,072

			591,704

Health Care Providers & Services (0.5%)
Aetna, Inc.
4.125%, 11/15/42		22,000	16,929
AmerisourceBergen Corp.
3.450%, 12/15/27(x)		50,000	45,868
Cardinal Health, Inc.
3.500%, 11/15/24		50,000	48,391
3.410%, 6/15/27		75,000	69,239
Centene Corp.
2.450%, 7/15/28		69,000	56,063
3.000%, 10/15/30		198,000	156,804
Cigna Corp.
3.400%, 3/1/27		101,000	93,024
4.375%, 10/15/28		340,000	322,660
3.400%, 3/15/51		98,000	66,968
CVS Health Corp.
3.375%, 8/12/24		75,000	73,012
3.875%, 7/20/25		80,000	77,652
1.300%, 8/21/27		65,000	54,100
4.300%, 3/25/28		55,000	52,045
3.250%, 8/15/29		200,000	174,739
3.750%, 4/1/30		264,000	234,268
5.125%, 7/20/45		209,000	182,557
Elevance Health, Inc.
3.650%, 12/1/27		200,000	185,709
3.600%, 3/15/51		33,000	23,922
HCA, Inc.
5.000%, 3/15/24		30,000	29,691
5.250%, 4/15/25		204,000	199,516
7.690%, 6/15/25		1,000	1,035
5.250%, 6/15/26		25,000	24,162
4.500%, 2/15/27		20,000	18,675
4.125%, 6/15/29		20,000	17,704
3.500%, 9/1/30		456,000	376,232
2.375%, 7/15/31		793,000	591,824
3.500%, 7/15/51		189,000	117,966
Humana, Inc.
3.850%, 10/1/24		50,000	48,781
1.350%, 2/3/27		25,000	21,120
3.700%, 3/23/29		20,000	17,949
4.875%, 4/1/30		111,000	106,614
Laboratory Corp. of America Holdings
3.600%, 2/1/25		200,000	192,757
McKesson Corp.
1.300%, 8/15/26		40,000	34,604
Quest Diagnostics, Inc.
3.450%, 6/1/26		30,000	28,272
UnitedHealth Group, Inc.
2.375%, 8/15/24		70,000	67,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
3.750%, 7/15/25		$75,000	$73,022
1.150%, 5/15/26(x)		100,000	88,209
3.450%, 1/15/27		50,000	47,254
2.950%, 10/15/27		100,000	91,540
4.625%, 11/15/41		83,000	74,110
2.900%, 5/15/50		119,000	78,279

			4,280,351

Life Sciences Tools & Services (0.0%)†
Agilent Technologies, Inc.
3.050%, 9/22/26		60,000	55,292
2.750%, 9/15/29		169,000	142,495
2.100%, 6/4/30		38,000	29,857
PerkinElmer, Inc.
3.300%, 9/15/29		15,000	12,626
2.250%, 9/15/31		35,000	26,111
Thermo Fisher Scientific, Inc.
0.797%, 10/18/23		80,000	77,069
1.215%, 10/18/24		75,000	69,720
1.750%, 10/15/28		35,000	29,274

			442,444

Pharmaceuticals (0.4%)
AstraZeneca plc
3.125%, 6/12/27		75,000	69,337
1.375%, 8/6/30		200,000	154,962
Bayer US Finance II LLC
4.250%, 12/15/25§		600,000	574,465
Bristol-Myers Squibb Co.
2.900%, 7/26/24		99,000	95,980
3.200%, 6/15/26		25,000	23,692
3.900%, 2/20/28		50,000	47,595
3.400%, 7/26/29		62,000	56,357
Eli Lilly and Co.
3.375%, 3/15/29		13,000	12,058
GlaxoSmithKline Capital plc
3.000%, 6/1/24		70,000	68,137
Johnson & Johnson
0.550%, 9/1/25		100,000	89,285
2.450%, 3/1/26(x)		125,000	116,504
Merck & Co., Inc.
2.900%, 3/7/24		100,000	97,781
2.750%, 2/10/25		50,000	47,935
3.400%, 3/7/29		100,000	91,700
2.350%, 6/24/40		62,000	41,559
Novartis Capital Corp.
3.400%, 5/6/24		50,000	49,139
Pfizer, Inc.
3.400%, 5/15/24		50,000	49,125
2.750%, 6/3/26		50,000	46,996
3.600%, 9/15/28		25,000	23,552
1.700%, 5/28/30		250,000	200,133
1.750%, 8/18/31(x)		144,000	112,370
Royalty Pharma plc
1.200%, 9/2/25		70,000	61,688
Sanofi
3.625%, 6/19/28		25,000	23,324
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26		50,000	46,153
Takeda Pharmaceutical Co. Ltd.
4.400%, 11/26/23		50,000	49,611
5.000%, 11/26/28		200,000	193,436
2.050%, 3/31/30		400,000	316,979
2.000%, 7/9/40	EUR	125,000	87,853
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 4/15/24(x)		600,000	577,638
Utah Acquisition Sub, Inc.
3.950%, 6/15/26		50,000	45,546
Viatris, Inc.
2.700%, 6/22/30		200,000	148,370
Zoetis, Inc.
3.000%, 9/12/27		50,000	45,063
2.000%, 5/15/30		50,000	39,738

			3,704,061

Total Health Care			12,296,751

Industrials (1.5%)
Aerospace & Defense (0.6%)
BAE Systems plc
3.400%, 4/15/30§		264,000	229,564
Boeing Co. (The)
4.875%, 5/1/25		155,000	151,310
2.196%, 2/4/26		400,000	355,736
2.700%, 2/1/27		75,000	65,684
5.040%, 5/1/27		100,000	96,589
3.450%, 11/1/28(x)		25,000	21,558
5.150%, 5/1/30		100,000	92,343
3.950%, 8/1/59		80,000	50,133
General Dynamics Corp.
1.150%, 6/1/26		17,000	14,905
3.625%, 4/1/30		246,000	224,472
Huntington Ingalls Industries, Inc.
3.483%, 12/1/27		56,000	50,195
2.043%, 8/16/28		829,000	669,177
L3Harris Technologies, Inc.
4.400%, 6/15/28		520,000	489,693
1.800%, 1/15/31		645,000	482,832
Leidos, Inc.
4.375%, 5/15/30		132,000	115,123
2.300%, 2/15/31		64,000	47,474
Lockheed Martin Corp.
3.550%, 1/15/26		26,000	25,127
Northrop Grumman Corp.
2.930%, 1/15/25		100,000	95,497
4.030%, 10/15/47		285,000	225,766
Raytheon Technologies Corp.
3.200%, 3/15/24		75,000	73,510
3.150%, 12/15/24		50,000	47,316
3.125%, 5/4/27		100,000	91,869
7.200%, 8/15/27		23,000	24,985
7.000%, 11/1/28		143,000	151,089
4.125%, 11/16/28		273,000	255,221
2.250%, 7/1/30		283,000	228,683
2.375%, 3/15/32		10,000	7,850
3.030%, 3/15/52		266,000	175,013
Spirit AeroSystems, Inc.
4.600%, 6/15/28		500,000	361,350
Textron, Inc.
4.000%, 3/15/26		25,000	23,959
3.900%, 9/17/29		276,000	244,273

			5,188,296

Air Freight & Logistics (0.0%)†
FedEx Corp.
4.200%, 10/17/28(x)		100,000	92,678

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
United Parcel Service, Inc.
2.400%, 11/15/26(x)	$50,000	$45,650

		138,328

Airlines (0.0%)†
Southwest Airlines Co.
5.250%, 5/4/25	75,000	75,011
5.125%, 6/15/27	50,000	48,990

		124,001

Building Products (0.2%)
Carrier Global Corp.
2.242%, 2/15/25	35,000	32,736
2.722%, 2/15/30	250,000	206,229
Fortune Brands Home & Security, Inc.
3.250%, 9/15/29	50,000	41,445
Johnson Controls International plc
2.000%, 9/16/31(x)	30,000	22,599
Masco Corp.
1.500%, 2/15/28	700,000	563,257
2.000%, 10/1/30	25,000	18,775
Owens Corning
3.950%, 8/15/29	100,000	89,829
3.875%, 6/1/30	229,000	200,070

		1,174,940

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	94,796
RELX Capital, Inc.
4.000%, 3/18/29	374,000	344,799
3.000%, 5/22/30	140,000	118,008
4.750%, 5/20/32	20,000	18,787
Republic Services, Inc.
2.500%, 8/15/24	100,000	95,474
3.375%, 11/15/27	38,000	34,810
Waste Management, Inc.
3.150%, 11/15/27(x)	50,000	45,895
1.150%, 3/15/28	130,000	106,345
4.150%, 4/15/32(x)	50,000	46,157

		905,071

Construction & Engineering (0.0%)†
Quanta Services, Inc.
0.950%, 10/1/24	10,000	9,240

Electrical Equipment (0.0%)†
Eaton Corp.
4.700%, 8/23/52(x)	28,000	24,527
Emerson Electric Co.
1.800%, 10/15/27	25,000	21,634
Rockwell Automation, Inc.
2.875%, 3/1/25	75,000	71,763

		117,924

Industrial Conglomerates (0.0%)†
3M Co.
3.250%, 2/14/24	25,000	24,509
2.875%, 10/15/27(x)	75,000	67,404
Honeywell International, Inc.
2.300%, 8/15/24	100,000	95,979
1.350%, 6/1/25	15,000	13,767

		201,659

Machinery (0.2%)
Caterpillar, Inc.
3.400%, 5/15/24	35,000	34,324
CNH Industrial Capital LLC
4.200%, 1/15/24	692,000	681,943
1.875%, 1/15/26	25,000	22,124
Cummins, Inc.
0.750%, 9/1/25	10,000	8,935
Dover Corp.
3.150%, 11/15/25	50,000	46,945
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	46,476
Otis Worldwide Corp.
2.565%, 2/15/30	53,000	43,225
Parker-Hannifin Corp.
3.250%, 3/1/27	100,000	91,964
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	600,000	561,494

		1,537,430

Professional Services (0.0%)†
Thomson Reuters Corp.
3.350%, 5/15/26	30,000	28,181
Verisk Analytics, Inc.
4.125%, 3/15/29	25,000	22,821

		51,002

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
3.400%, 9/1/24	50,000	48,975
3.300%, 9/15/51	125,000	88,927
2.875%, 6/15/52	37,000	24,222
4.450%, 1/15/53	35,000	30,018
Canadian Pacific Railway Co.
2.050%, 3/5/30	20,000	16,010
CSX Corp.
3.350%, 9/15/49	183,000	127,840
4.650%, 3/1/68	62,000	50,206
Norfolk Southern Corp.
2.900%, 6/15/26	35,000	32,507
3.800%, 8/1/28	25,000	23,297
2.300%, 5/15/31(x)	25,000	20,029
3.000%, 3/15/32	295,000	246,705
3.050%, 5/15/50	173,000	115,553
3.155%, 5/15/55	119,000	76,128
Ryder System, Inc.
3.650%, 3/18/24	25,000	24,469
4.625%, 6/1/25	200,000	196,278
Union Pacific Corp.
3.250%, 8/15/25	100,000	96,185
2.375%, 5/20/31	10,000	8,128
3.839%, 3/20/60	146,000	108,783
2.973%, 9/16/62	232,000	139,111

		1,473,371

Trading Companies & Distributors (0.1%)
Air Lease Corp.
0.700%, 2/15/24	50,000	46,742
3.750%, 6/1/26	100,000	91,717
3.000%, 2/1/30	50,000	39,594
Aircastle Ltd.
4.125%, 5/1/24	10,000	9,643
Aviation Capital Group LLC
3.500%, 11/1/27§	700,000	582,969
GATX Corp.
3.250%, 9/15/26	50,000	45,726
United Rentals North America, Inc.
3.875%, 11/15/27	120,000	107,254

		923,645

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Transportation Infrastructure (0.1%)
Transurban Finance Co. Pty. Ltd.
2.450%, 3/16/31§		$800,000	$616,942

Total Industrials			12,461,849

Information Technology (2.2%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
2.500%, 9/20/26		50,000	46,463
Juniper Networks, Inc.
2.000%, 12/10/30		45,000	33,125
Motorola Solutions, Inc.
4.600%, 2/23/28		50,000	47,061
4.600%, 5/23/29		321,000	295,483
2.750%, 5/24/31		329,000	251,304
5.600%, 6/1/32		223,000	212,479
5.500%, 9/1/44		96,000	81,736

			967,651

Electronic Equipment, Instruments & Components (0.0%)†
Allegion US Holding Co., Inc.
3.550%, 10/1/27		50,000	44,449
Amphenol Corp.
2.200%, 9/15/31		60,000	46,400
Arrow Electronics, Inc.
3.250%, 9/8/24		50,000	48,052
CDW LLC
2.670%, 12/1/26		70,000	60,690
Jabil, Inc.
3.950%, 1/12/28		100,000	90,515
Keysight Technologies, Inc.
4.600%, 4/6/27		75,000	72,721

			362,827

IT Services (0.4%)
Automatic Data Processing, Inc.
1.700%, 5/15/28		20,000	17,143
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31		100,000	79,188
CGI, Inc.
1.450%, 9/14/26(x)		700,000	596,037
DXC Technology Co.
1.800%, 9/15/26		50,000	42,865
2.375%, 9/15/28		39,000	31,932
Fidelity National Information Services, Inc.
0.600%, 3/1/24(x)		15,000	14,075
4.700%, 7/15/27		50,000	48,054
1.000%, 12/3/28	EUR	250,000	201,257
2.250%, 3/1/31(x)		$50,000	38,642
Fiserv, Inc.
3.800%, 10/1/23		25,000	24,758
2.750%, 7/1/24		100,000	96,080
3.500%, 7/1/29		392,000	341,018
Global Payments, Inc.
4.950%, 8/15/27		343,000	326,761
3.200%, 8/15/29		778,000	648,617
2.900%, 5/15/30		123,000	97,995
5.950%, 8/15/52		38,000	33,283
International Business Machines Corp.
3.000%, 5/15/24		100,000	97,318
3.450%, 2/19/26		100,000	95,243
3.500%, 5/15/29		350,000	316,720
3.430%, 2/9/52		144,000	98,911
Mastercard, Inc.
2.000%, 3/3/25		50,000	47,086
2.950%, 11/21/26		50,000	46,782
2.000%, 11/18/31		100,000	78,671
PayPal Holdings, Inc.
2.650%, 10/1/26		100,000	91,870
3.900%, 6/1/27		20,000	19,331
Visa, Inc.
3.150%, 12/14/25		100,000	95,497
0.750%, 8/15/27		45,000	37,564
2.050%, 4/15/30		65,000	53,945

			3,716,643

Semiconductors & Semiconductor Equipment (0.8%)
Analog Devices, Inc.
2.950%, 4/1/25		200,000	191,213
Applied Materials, Inc.
1.750%, 6/1/30		30,000	23,690
4.350%, 4/1/47		32,000	27,621
2.750%, 6/1/50		8,000	5,220
Broadcom Corp.
3.875%, 1/15/27		100,000	92,224
Broadcom, Inc.
3.150%, 11/15/25		40,000	37,608
3.459%, 9/15/26		26,000	24,133
4.110%, 9/15/28		106,000	95,813
4.750%, 4/15/29		100,000	93,482
4.150%, 11/15/30		141,000	122,190
2.450%, 2/15/31§		300,000	225,586
4.150%, 4/15/32§		123,000	103,700
4.300%, 11/15/32		61,000	51,516
3.469%, 4/15/34§		1,124,000	846,207
3.187%, 11/15/36§		500,000	341,521
4.926%, 5/15/37§		965,000	801,244
Intel Corp.
3.700%, 7/29/25		100,000	97,375
3.750%, 8/5/27(x)		100,000	95,222
2.450%, 11/15/29		20,000	16,754
4.150%, 8/5/32(x)		100,000	91,288
3.250%, 11/15/49		281,000	187,684
KLA Corp.
4.650%, 11/1/24		50,000	49,828
4.100%, 3/15/29		240,000	228,141
5.000%, 3/15/49		27,000	24,813
3.300%, 3/1/50		193,000	135,148
5.250%, 7/15/62		128,000	118,205
Lam Research Corp.
3.750%, 3/15/26		50,000	47,984
4.000%, 3/15/29		30,000	28,108
4.875%, 3/15/49		49,000	45,334
2.875%, 6/15/50		101,000	66,284
Maxim Integrated Products, Inc.
3.450%, 6/15/27		25,000	23,198
Micron Technology, Inc.
4.185%, 2/15/27		25,000	23,390
2.703%, 4/15/32		78,000	56,852
NVIDIA Corp.
0.584%, 6/14/24		40,000	37,368
2.000%, 6/15/31		50,000	39,365
NXP BV
3.875%, 6/18/26		800,000	749,000
4.400%, 6/1/27		40,000	37,832
4.300%, 6/18/29		320,000	287,900
3.400%, 5/1/30		428,000	358,356
2.500%, 5/11/31		606,000	453,856

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.650%, 2/15/32	$174,000	$129,500
QUALCOMM, Inc.
3.250%, 5/20/27	75,000	70,260
2.150%, 5/20/30	100,000	82,376
Texas Instruments, Inc.
1.375%, 3/12/25	15,000	13,895
2.250%, 9/4/29	30,000	25,300
TSMC Arizona Corp.
4.250%, 4/22/32	200,000	184,900
Xilinx, Inc.
2.950%, 6/1/24	50,000	48,700

		6,937,184

Software (0.5%)
Adobe, Inc.
1.900%, 2/1/25	30,000	28,218
Autodesk, Inc.
2.400%, 12/15/31	179,000	137,904
Microsoft Corp.
2.700%, 2/12/25(x)	75,000	71,910
2.400%, 8/8/26	100,000	92,599
3.300%, 2/6/27	100,000	96,213
2.921%, 3/17/52	160,000	113,798
Oracle Corp.
3.400%, 7/8/24	75,000	73,300
2.950%, 11/15/24	75,000	71,578
2.500%, 4/1/25	200,000	186,544
2.950%, 5/15/25	100,000	93,929
1.650%, 3/25/26	25,000	21,928
2.650%, 7/15/26	45,000	40,477
2.300%, 3/25/28	70,000	58,506
2.875%, 3/25/31	250,000	196,657
3.600%, 4/1/40	324,000	221,554
3.650%, 3/25/41	595,000	404,054
4.000%, 7/15/46	382,000	257,420
3.600%, 4/1/50	347,000	217,690
4.375%, 5/15/55	65,000	43,997
Roper Technologies, Inc.
3.800%, 12/15/26	30,000	28,460
2.950%, 9/15/29	25,000	21,072
2.000%, 6/30/30	25,000	19,403
1.750%, 2/15/31	200,000	147,109
Salesforce, Inc.
0.625%, 7/15/24	30,000	27,988
1.500%, 7/15/28(x)	35,000	29,431
1.950%, 7/15/31(x)	40,000	31,434
3.050%, 7/15/61	157,000	97,497
ServiceNow, Inc.
1.400%, 9/1/30	296,000	218,940
VMware, Inc.
1.400%, 8/15/26	20,000	17,152
4.650%, 5/15/27	500,000	476,245
3.900%, 8/21/27	100,000	92,187
1.800%, 8/15/28(x)	25,000	19,821
2.200%, 8/15/31	401,000	291,687
Workday, Inc.
3.800%, 4/1/32(x)	64,000	55,086

		4,001,788

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
2.850%, 5/11/24	200,000	195,025
1.125%, 5/11/25	100,000	91,697
0.700%, 2/8/26	100,000	88,042
3.250%, 2/23/26	110,000	105,496
3.350%, 2/9/27	50,000	47,754
2.900%, 9/12/27	150,000	138,857
1.650%, 5/11/30	90,000	72,628
1.650%, 2/8/31	100,000	78,834
2.375%, 2/8/41	110,000	75,848
2.400%, 8/20/50	85,000	53,388
2.650%, 2/8/51	109,000	71,709
2.800%, 2/8/61	160,000	100,337
Dell International LLC
5.850%, 7/15/25	500,000	503,523
6.020%, 6/15/26	340,000	341,656
4.900%, 10/1/26	266,000	257,168
Hewlett Packard Enterprise Co.
4.900%, 10/15/25(e)	50,000	49,543
6.350%, 10/15/45(e)	37,000	33,622
HP, Inc.
2.200%, 6/17/25	100,000	92,136
1.450%, 6/17/26	50,000	42,998
2.650%, 6/17/31	107,000	78,172
5.500%, 1/15/33	20,000	17,803
Seagate HDD Cayman
4.091%, 6/1/29	51,000	40,607
4.125%, 1/15/31	600,000	449,808
Western Digital Corp.
2.850%, 2/1/29	156,000	121,104

		3,147,755

Total Information Technology		19,133,848

Materials (0.5%)
Chemicals (0.2%)
Celanese US Holdings LLC
5.900%, 7/5/24	169,000	167,319
DuPont de Nemours, Inc.
4.205%, 11/15/23	100,000	99,311
Ecolab, Inc.
1.650%, 2/1/27	100,000	87,797
2.750%, 8/18/55	78,000	48,132
LYB International Finance III LLC
4.200%, 5/1/50	98,000	70,041
PPG Industries, Inc.
2.800%, 8/15/29	100,000	85,704
RPM International, Inc.
4.550%, 3/1/29	25,000	22,780
4.250%, 1/15/48	6,000	4,335
Sherwin-Williams Co. (The)
3.450%, 6/1/27	75,000	69,195
2.300%, 5/15/30	81,000	64,646
Syngenta Finance NV
4.441%, 4/24/23§	400,000	397,658
Westlake Corp.
3.375%, 6/15/30	30,000	25,363
3.375%, 8/15/61	61,000	34,935
Yara International ASA
4.750%, 6/1/28§	600,000	545,622

		1,722,838

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
2.400%, 7/15/31(x)	25,000	19,285
Series CB
2.500%, 3/15/30	35,000	28,072

		47,357

Containers & Packaging (0.1%)
Amcor Flexibles North America, Inc.
2.690%, 5/25/31	35,000	27,331

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Berry Global, Inc.
1.570%, 1/15/26	$700,000	$609,483
International Paper Co.
6.000%, 11/15/41	26,000	24,792
4.800%, 6/15/44	28,000	23,225
Packaging Corp. of America
3.400%, 12/15/27	35,000	31,791
WRKCo., Inc.
4.000%, 3/15/28	50,000	46,026

		762,648

Metals & Mining (0.2%)
Anglo American Capital plc
5.625%, 4/1/30§	511,000	486,025
Freeport-McMoRan, Inc.
4.625%, 8/1/30	200,000	175,449
Glencore Funding LLC
2.850%, 4/27/31(x)§	101,000	77,966
2.625%, 9/23/31§	11,000	8,267
Newmont Corp.
2.600%, 7/15/32	111,000	83,983
Nucor Corp.
4.300%, 5/23/27	50,000	48,067
3.950%, 5/1/28	151,000	139,354
Reliance Steel & Aluminum Co.
2.150%, 8/15/30	600,000	457,093
Steel Dynamics, Inc.
2.400%, 6/15/25	15,000	13,858
Vale Overseas Ltd.
3.750%, 7/8/30	100,000	80,543

		1,570,605

Paper & Forest Products (0.0%)†
Fibria Overseas Finance Ltd.
5.500%, 1/17/27	25,000	23,895
Georgia-Pacific LLC
8.875%, 5/15/31	34,000	41,965
Suzano Austria GmbH
3.750%, 1/15/31	100,000	78,000

		143,860

Total Materials		4,247,308

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Agree LP (REIT)
2.000%, 6/15/28	15,000	12,129
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25(x)	25,000	23,974
3.800%, 4/15/26	50,000	47,555
American Homes 4 Rent LP (REIT)
3.625%, 4/15/32	35,000	28,781
American Tower Corp. (REIT)
5.000%, 2/15/24	50,000	49,955
3.375%, 5/15/24	100,000	97,350
2.400%, 3/15/25	700,000	650,885
2.300%, 9/15/31	20,000	15,001
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23	50,000	49,718
1.900%, 12/1/28	50,000	41,077
3.300%, 6/1/29	15,000	13,419
Boston Properties LP (REIT)
3.200%, 1/15/25	100,000	95,265
2.750%, 10/1/26	50,000	44,902
2.550%, 4/1/32	700,000	517,028
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23	500,000	498,829
3.950%, 11/15/27	25,000	22,025
Brixmor Operating Partnership LP (REIT)
3.850%, 2/1/25	100,000	95,344
3.900%, 3/15/27	500,000	454,465
Camden Property Trust (REIT)
4.100%, 10/15/28	10,000	9,344
Corporate Office Properties LP (REIT)
2.250%, 3/15/26(x)	600,000	522,728
Crown Castle, Inc. (REIT)
1.350%, 7/15/25	10,000	8,966
3.700%, 6/15/26	500,000	468,417
2.900%, 3/15/27	30,000	26,645
3.650%, 9/1/27	50,000	45,268
Digital Realty Trust LP (REIT)
5.550%, 1/15/28	50,000	49,536
Duke Realty LP (REIT)
3.250%, 6/30/26	30,000	27,671
2.250%, 1/15/32	50,000	39,020
EPR Properties (REIT)
4.500%, 4/1/25	500,000	474,774
3.600%, 11/15/31	700,000	502,508
Equinix, Inc. (REIT)
1.000%, 9/15/25(x)	100,000	87,873
1.800%, 7/15/27	20,000	16,625
3.200%, 11/18/29	25,000	21,150
2.500%, 5/15/31	700,000	537,754
Essex Portfolio LP (REIT)
3.875%, 5/1/24	25,000	24,433
4.000%, 3/1/29	25,000	22,779
2.550%, 6/15/31	700,000	549,080
Federal Realty Investment Trust (REIT)
3.950%, 1/15/24	50,000	49,302
GLP Capital LP (REIT)
5.375%, 11/1/23	10,000	9,802
3.350%, 9/1/24(x)	100,000	94,874
5.250%, 6/1/25	410,000	396,802
5.375%, 4/15/26	15,000	14,348
5.750%, 6/1/28	10,000	9,400
Healthpeak Properties, Inc. (REIT)
2.125%, 12/1/28(x)	65,000	53,434
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	15,000	12,028
Kilroy Realty LP (REIT)
3.450%, 12/15/24	25,000	23,930
4.375%, 10/1/25	1,000,000	958,646
Kimco Realty Corp. (REIT)
1.900%, 3/1/28	50,000	40,836
3.200%, 4/1/32	700,000	568,934
Life Storage LP (REIT)
3.875%, 12/15/27	25,000	22,710

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Mid-America Apartments LP (REIT)
3.950%, 3/15/29		$50,000	$45,600
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30		700,000	563,935
Office Properties Income Trust (REIT)
4.500%, 2/1/25		100,000	91,253
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23		83,000	82,013
4.500%, 1/15/25		500,000	488,099
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30		25,000	19,392
Public Storage (REIT)
0.875%, 2/15/26		25,000	21,851
3.094%, 9/15/27		600,000	548,979
3.385%, 5/1/29		15,000	13,475
Realty Income Corp. (REIT)
4.600%, 2/6/24(x)		10,000	9,969
4.625%, 11/1/25		300,000	294,869
4.875%, 6/1/26		10,000	9,841
Regency Centers LP (REIT)
2.950%, 9/15/29		25,000	20,717
Sabra Health Care LP (REIT)
3.900%, 10/15/29		25,000	20,479
Service Properties Trust (REIT)
4.750%, 10/1/26		500,000	376,085
Simon Property Group LP (REIT)
3.300%, 1/15/26		75,000	70,580
1.375%, 1/15/27		100,000	85,182
3.375%, 6/15/27		75,000	68,687
Spirit Realty LP (REIT)
3.200%, 1/15/27		300,000	263,315
2.100%, 3/15/28		50,000	39,748
3.400%, 1/15/30		200,000	162,426
STORE Capital Corp. (REIT)
2.700%, 12/1/31		50,000	43,779
UDR, Inc. (REIT)
3.500%, 1/15/28		100,000	88,788
Unibail-Rodamco-Westfield SE (REIT)
1.000%, 3/14/25(m)	EUR	500,000	451,606
Ventas Realty LP (REIT)
3.500%, 4/15/24		$25,000	24,363
Welltower, Inc. (REIT)
3.625%, 3/15/24		20,000	19,519
4.000%, 6/1/25		100,000	96,085
2.050%, 1/15/29		30,000	24,062
2.750%, 1/15/31		600,000	474,776
WP Carey, Inc. (REIT)
3.850%, 7/15/29		50,000	44,023

			13,010,815

Total Real Estate			13,010,815

Utilities (2.7%)
Electric Utilities (2.3%)
AEP Texas, Inc.
3.950%, 6/1/28(x)		215,000	197,907
3.450%, 5/15/51		174,000	119,622
Series I
2.100%, 7/1/30		7,000	5,402
AEP Transmission Co. LLC
3.150%, 9/15/49		283,000	193,746
Series M
3.650%, 4/1/50		3,000	2,194
Alabama Power Co.
3.450%, 10/1/49		94,000	66,548
Series 20-A
1.450%, 9/15/30		50,000	38,247
American Electric Power Co., Inc.
3.200%, 11/13/27(x)		25,000	22,804
2.300%, 3/1/30		25,000	19,879
American Transmission Systems, Inc.
2.650%, 1/15/32§		149,000	117,589
Appalachian Power Co.
Series AA
2.700%, 4/1/31		700,000	562,036
Atlantic City Electric Co.
2.300%, 3/15/31		26,000	20,972
Avangrid, Inc.
3.150%, 12/1/24		25,000	23,865
3.200%, 4/15/25		200,000	189,029
3.800%, 6/1/29		700,000	621,682
Baltimore Gas & Electric Co.
3.500%, 8/15/46		12,000	8,870
3.750%, 8/15/47		33,000	25,408
3.200%, 9/15/49		35,000	24,324
2.900%, 6/15/50		190,000	123,751
4.550%, 6/1/52		43,000	37,112
CenterPoint Energy Houston Electric LLC
3.950%, 3/1/48		73,000	58,543
Series AE
2.350%, 4/1/31		199,000	162,000
Series AH
3.600%, 3/1/52		27,000	20,274
Commonwealth Edison Co.
Series 127
3.200%, 11/15/49		53,000	36,905
Series 133
3.850%, 3/15/52		77,000	60,832
DTE Electric Co.
3.950%, 3/1/49		225,000	182,627
Series A
1.900%, 4/1/28		65,000	55,151
Duke Energy Carolinas LLC
3.950%, 11/15/28		75,000	70,222
2.450%, 8/15/29		25,000	21,187
2.550%, 4/15/31		50,000	40,897
3.875%, 3/15/46		123,000	98,359
3.450%, 4/15/51		115,000	82,028
Duke Energy Corp.
2.650%, 9/1/26		75,000	68,232
4.300%, 3/15/28		97,000	91,616
3.400%, 6/15/29		30,000	26,505
2.550%, 6/15/31		25,000	19,566
Duke Energy Florida LLC
2.500%, 12/1/29		750,000	632,954
1.750%, 6/15/30		70,000	55,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Duke Energy Progress LLC
3.250%, 8/15/25	$50,000	$47,866
3.450%, 3/15/29	508,000	460,285
3.400%, 4/1/32	700,000	604,066
Edison International
3.550%, 11/15/24	400,000	384,738
4.950%, 4/15/25	31,000	30,424
Emera US Finance LP
3.550%, 6/15/26	50,000	46,462
Enel Finance International NV
4.625%, 6/15/27§	600,000	559,555
2.250%, 7/12/31§	800,000	556,739
5.000%, 6/15/32§	600,000	509,861
Entergy Arkansas LLC
3.350%, 6/15/52	29,000	19,701
Entergy Corp.
0.900%, 9/15/25	95,000	83,629
Entergy Louisiana LLC
0.620%, 11/17/23	30,000	28,663
4.200%, 9/1/48	91,000	73,676
Entergy Mississippi LLC
2.850%, 6/1/28(x)	128,000	111,703
Evergy, Inc.
2.450%, 9/15/24	35,000	33,168
Eversource Energy
Series M
3.300%, 1/15/28	150,000	135,249
Exelon Corp.
3.950%, 6/15/25	75,000	72,349
4.050%, 4/15/30	200,000	181,803
5.100%, 6/15/45	20,000	17,930
4.700%, 4/15/50	76,000	63,840
4.100%, 3/15/52§	39,000	29,735
FirstEnergy Corp.
2.050%, 3/1/25	22,000	20,102
Series B
4.400%, 7/15/27(e)	143,000	132,329
2.250%, 9/1/30(x)	131,000	101,591
FirstEnergy Transmission LLC
4.350%, 1/15/25§	531,000	514,040
4.550%, 4/1/49§	265,000	209,041
Florida Power & Light Co.
3.990%, 3/1/49	79,000	64,473
3.150%, 10/1/49	325,000	232,416
Fortis, Inc.
3.055%, 10/4/26	75,000	68,375
Georgia Power Co.
4.700%, 5/15/32	50,000	46,679
Indiana Michigan Power Co.
3.850%, 5/15/28(x)	25,000	23,112
IPALCO Enterprises, Inc.
4.250%, 5/1/30	600,000	521,782
ITC Holdings Corp.
3.350%, 11/15/27	25,000	22,612
MidAmerican Energy Co.
3.650%, 4/15/29	386,000	356,614
2.700%, 8/1/52	106,000	66,986
Mid-Atlantic Interstate Transmission LLC
4.100%, 5/15/28§	8,000	7,400
NextEra Energy Capital Holdings, Inc.
2.940%, 3/21/24	160,000	155,539
4.255%, 9/1/24	50,000	49,334
3.550%, 5/1/27	25,000	23,158
4.625%, 7/15/27	100,000	97,067
2.750%, 11/1/29	600,000	505,338
Northern States Power Co.
4.000%, 8/15/45	32,000	26,247
2.900%, 3/1/50	103,000	68,595
3.200%, 4/1/52	13,000	9,085
NRG Energy, Inc.
2.450%, 12/2/27§	404,000	330,745
NSTAR Electric Co.
3.950%, 4/1/30	65,000	60,309
Ohio Power Co.
Series Q
1.625%, 1/15/31	144,000	107,987
Series R
2.900%, 10/1/51	47,000	29,734
Oklahoma Gas & Electric Co.
3.250%, 4/1/30(x)	200,000	173,208
Oncor Electric Delivery Co. LLC
0.550%, 10/1/25	35,000	30,826
3.700%, 11/15/28	171,000	159,218
4.550%, 9/15/32§	55,000	53,105
3.800%, 6/1/49	81,000	64,638
Pacific Gas and Electric Co.
3.500%, 6/15/25(x)	600,000	557,013
3.450%, 7/1/25	500,000	465,509
3.150%, 1/1/26	500,000	450,343
2.950%, 3/1/26	500,000	441,757
3.250%, 6/1/31	900,000	685,901
3.950%, 12/1/47	101,000	64,267
PECO Energy Co.
3.050%, 3/15/51	105,000	71,190
4.375%, 8/15/52	30,000	25,464
Pennsylvania Electric Co.
3.250%, 3/15/28§	500,000	446,440
PPL Capital Funding, Inc.
3.100%, 5/15/26	50,000	46,009
Public Service Electric & Gas Co.
3.050%, 11/15/24	50,000	48,004
3.650%, 9/1/28(x)	86,000	79,257
3.200%, 5/15/29	100,000	89,902
Southern California Edison Co.
2.850%, 8/1/29	40,000	33,805
2.250%, 6/1/30	277,000	219,063
Series C
3.500%, 10/1/23	50,000	49,447
Series G
2.500%, 6/1/31	50,000	39,412
Southern Co. (The)
3.250%, 7/1/26	100,000	92,580
5.113%, 8/1/27(e),(k)	100,000	97,267
Series 2021
(SOFR + 0.37%), 3.360%, 5/10/23(k)	700,000	696,499
Series A
3.700%, 4/30/30	600,000	527,281
Southwestern Electric Power Co.
Series N
1.650%, 3/15/26	100,000	87,949

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Southwestern Public Service Co.
Series 6
4.400%, 11/15/48		$53,000	$44,644
Series 8
3.150%, 5/1/50		63,000	42,583
Tampa Electric Co.
4.450%, 6/15/49		87,000	72,586
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§		365,000	348,771
Union Electric Co.
2.950%, 3/15/30		250,000	214,342
Virginia Electric and Power Co.
2.300%, 11/15/31		100,000	79,650
4.000%, 1/15/43		95,000	75,287
Vistra Operations Co. LLC
5.125%, 5/13/25§		292,000	283,258
4.300%, 7/15/29§		210,000	179,833
Wisconsin Power & Light Co.
3.050%, 10/15/27(x)		75,000	68,728
3.950%, 9/1/32		47,000	42,114
Xcel Energy, Inc.
3.350%, 12/1/26		100,000	92,774

			19,446,118

Gas Utilities (0.3%)
Atmos Energy Corp.
5.450%, 10/15/32		30,000	30,039
4.125%, 3/15/49		38,000	30,446
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%),
3.600%, 3/2/23(k)		460,000	459,172
1.750%, 10/1/30		27,000	20,728
National Fuel Gas Co.
3.950%, 9/15/27		50,000	44,409
2.950%, 3/1/31		800,000	622,544
ONE Gas, Inc.
2.000%, 5/15/30		36,000	28,281
Piedmont Natural Gas Co., Inc.
2.500%, 3/15/31		65,000	51,162
Promigas SA ESP
3.750%, 10/16/29§		200,000	155,163
Southern California Gas Co.
2.950%, 4/15/27		700,000	639,310
Series XX
2.550%, 2/1/30		200,000	168,026

			2,249,280

Multi-Utilities (0.1%)
Ameren Illinois Co.
3.250%, 3/15/50		70,000	48,585
Berkshire Hathaway Energy Co.
3.750%, 11/15/23		50,000	49,545
Black Hills Corp.
1.037%, 8/23/24		55,000	50,784
CenterPoint Energy, Inc.
2.500%, 9/1/24		25,000	23,769
1.450%, 6/1/26		30,000	26,278
Consolidated Edison Co. of New York, Inc.
Series B
3.125%, 11/15/27		25,000	22,771
Consumers Energy Co.
3.750%, 2/15/50		189,000	144,235
4.200%, 9/1/52		35,000	29,160
Dominion Energy, Inc.
(ICE LIBOR USD 3 Month + 3.06%),
5.750%, 10/1/54(k)		50,000	47,250
Series A
1.450%, 4/15/26		40,000	35,138
Series C
2.250%, 8/15/31		45,000	35,252
DTE Energy Co.
Series C
2.529%, 10/1/24(e),(k)		20,000	19,024
Series F
1.050%, 6/1/25		35,000	31,385
NiSource, Inc.
0.950%, 8/15/25		60,000	53,231
WEC Energy Group, Inc.
1.375%, 10/15/27		600,000	494,187
2.200%, 12/15/28		100,000	82,408

			1,193,002

Water Utilities (0.0%)†
American Water Capital Corp.
2.300%, 6/1/31		100,000	79,428
Essential Utilities, Inc.
2.704%, 4/15/30		200,000	164,458

			243,886

Total Utilities			23,132,286

Total Corporate Bonds			201,060,576

Foreign Government Securities (1.0%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	2,700,000	560,093
Canada Government Bond
1.625%, 1/22/25(x)		$100,000	94,151
2.875%, 4/28/25		90,000	86,822
Export-Import Bank of Korea
0.375%, 2/9/24		200,000	189,064
0.625%, 2/9/26		200,000	174,528
Hungary Government Bond
5.750%, 11/22/23		200,000	198,412
Italian Republic Government Bond
2.375%, 10/17/24		200,000	187,295
Japan Bank for International Cooperation
0.625%, 7/15/25		200,000	178,778
2.375%, 4/20/26		200,000	184,928
2.250%, 11/4/26		50,000	45,394
3.500%, 10/31/28		200,000	187,238
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	554,107
Mex Bonos Desarr Fix Rt
Series M 30
8.500%, 11/18/38	MXN	2,200,000	98,690

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Oriental Republic of Uruguay
4.375%, 10/27/27		$112,363	$110,804
5.100%, 6/18/50		77,594	70,892
Province of Alberta
3.350%, 11/1/23		150,000	148,400
1.300%, 7/22/30		250,000	199,553
Province of British Columbia
1.750%, 9/27/24		15,000	14,321
0.900%, 7/20/26		250,000	219,612
Province of Ontario
3.400%, 10/17/23		200,000	198,344
3.200%, 5/16/24		162,000	158,835
1.800%, 10/14/31		100,000	81,049
Province of Quebec
1.500%, 2/11/25		300,000	280,656
2.500%, 4/20/26		50,000	46,589
2.750%, 4/12/27		50,000	46,653
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 54.750%, 4/12/25(k)(m)(r)	ARS	310,000	1,186
Republic of Chile
3.125%, 1/21/26		$100,000	93,331
Republic of Indonesia
2.850%, 2/14/30		200,000	171,100
3.050%, 3/12/51(x)		200,000	132,522
Republic of Korea
1.750%, 10/15/31		200,000	163,256
Republic of Panama
4.000%, 9/22/24		200,000	194,975
4.500%, 4/1/56		200,000	134,475
Republic of Peru
8.200%, 8/12/26(m)	PEN	2,000,000	518,467
4.125%, 8/25/27(x)		$122,000	115,427
2.783%, 1/23/31		70,000	55,532
3.550%, 3/10/51		117,000	78,083
Republic of Philippines
2.457%, 5/5/30		200,000	167,022
3.200%, 7/6/46		200,000	133,522
Republic of Poland
4.000%, 1/22/24		75,000	73,983
Republic of Serbia
1.000%, 9/23/28§	EUR	700,000	457,199
Romania Government Bond
2.000%, 4/14/33(m)		800,000	462,486
Russian Federation
6.100%, 7/18/35	RUB	16,577,000	86,740
State of Israel Government Bond
2.875%, 3/16/26		$200,000	188,913
State of Qatar
5.103%, 4/23/48§		500,000	483,750
Svensk Exportkredit AB
0.500%, 8/26/25		200,000	178,448
Titulos de Tesoreria
7.250%, 10/18/34	COP	148,000,000	21,329
Series B
7.000%, 3/26/31		170,000,000	26,068
United Mexican States
3.750%, 1/11/28		$200,000	183,700
3.250%, 4/16/30(x)		200,000	166,975
4.500%, 1/31/50(x)		400,000	287,325

Total Foreign Government Securities			8,891,022

Loan Participations (0.2%)
Consumer Discretionary (0.1%)
Diversified Consumer Services (0.1%)
Cornerstone Building Brands, Inc., Tranche B Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 6.068%, 4/12/28(k)		957,913	785,488

Total Consumer Discretionary			785,488

Financials (0.1%)
Consumer Finance (0.1%)
Delos Finance Sarl, New Term Loan
(ICE LIBOR USD 3 Month + 1.75%), 5.424%, 10/6/23(k)		910,000	907,498

Total Financials			907,498

Total Loan Participations			1,692,986

Mortgage-Backed Securities (22.0%)
FHLMC
3.000%, 9/1/27		7,929	7,674
3.000%, 7/1/28		4,495	4,344
2.500%, 1/1/29		14,504	13,383
3.000%, 1/1/30		12,096	11,508
2.500%, 3/1/30		11,508	10,605
2.500%, 5/1/30		30,934	28,487
3.000%, 5/1/30		24,791	23,586
3.000%, 6/1/30		47,762	45,440
2.500%, 7/1/30		11,288	10,395
3.000%, 7/1/30		26,138	24,868
2.500%, 8/1/30		37,140	34,201
3.000%, 8/1/30		8,404	7,996
2.500%, 9/1/30		45,500	41,901
2.500%, 4/1/31		42,935	39,511
3.500%, 4/1/31		1,312	1,255
2.375%, 11/1/31(l)		739	759
3.000%, 10/1/32		2,922	2,754
3.000%, 11/1/32		4,436	4,182
3.000%, 12/1/32		3,165	2,984
5.500%, 2/1/35		4,859	4,972
4.500%, 2/1/39		9,711	9,578
4.500%, 12/1/39		4,025	3,972
4.000%, 8/1/40		4,254	4,111
4.000%, 9/1/40		10,846	10,484
4.000%, 4/1/41		215	208
4.500%, 5/1/41		20,323	20,061
5.500%, 6/1/41		18,211	18,725
5.000%, 11/1/41		38,459	38,715
3.500%, 4/1/42		36,372	34,211
3.500%, 8/1/42		28,939	27,202
3.500%, 10/1/42		1,782	1,646
3.000%, 3/1/43		23,710	21,232
3.500%, 6/1/43		16,888	15,628
3.500%, 7/1/43		6,411	5,944
4.500%, 9/1/43		30,285	29,654
4.500%, 11/1/43		5,060	4,954
4.500%, 12/1/43		26,049	25,540
3.500%, 1/1/44		9,124	8,464

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 4/1/44	$18,863	$17,927
3.500%, 6/1/44	6,464	6,076
4.000%, 7/1/44	4,578	4,352
3.000%, 1/1/45	1,174,710	1,047,528
3.000%, 7/1/45	622,993	554,960
3.500%, 9/1/45	3,270	3,039
4.000%, 9/1/45	26,265	24,980
4.000%, 12/1/45	9,902	9,404
3.000%, 12/1/46	148,063	131,624
3.500%, 3/1/47	37,933	35,132
4.500%, 4/1/47	62,126	60,253
4.500%, 5/1/47	22,143	21,551
4.500%, 7/1/47	80,381	78,131
3.500%, 10/1/47	46,394	42,969
3.500%, 12/1/47	42,390	39,235
3.500%, 1/1/48	14,636	13,504
4.500%, 7/1/48	187,017	181,958
4.500%, 8/1/48	330,968	321,666
5.000%, 11/1/48	8,571	8,498
4.500%, 4/1/49	35,261	34,252
3.000%, 4/1/50	1,260,763	1,096,401
FHLMC UMBS
3.500%, 1/1/34	44,365	41,870
3.500%, 5/1/35	167,118	157,719
2.000%, 2/1/36	116,570	103,425
3.000%, 9/1/37	5,365	4,909
3.000%, 6/1/38	105,446	96,642
2.500%, 3/1/41	2,380,109	2,068,161
2.000%, 3/1/42	67,988	57,069
4.000%, 1/1/45	295,284	284,852
4.000%, 9/1/45	311,964	297,365
3.500%, 3/1/46	123,600	114,060
3.500%, 9/1/46	40,611	37,388
4.000%, 7/1/47	59,813	56,434
3.500%, 1/1/48	26,283	24,041
4.000%, 4/1/48	216,138	205,522
4.000%, 6/1/48	6,019	5,684
4.000%, 8/1/48	55,653	52,735
4.500%, 1/1/49	57,215	55,222
4.000%, 5/1/49	6,359	5,994
3.500%, 1/1/50	30,131	27,412
3.500%, 6/1/50	77,750	70,735
4.000%, 6/1/50	100,965	94,828
2.500%, 7/1/50	49,140	41,797
3.000%, 7/1/50	19,740	17,483
1.500%, 8/1/50	80,872	62,234
2.000%, 8/1/50	27,255	22,264
2.500%, 8/1/50	4,354,997	3,705,617
3.000%, 8/1/50	1,196,962	1,056,671
3.000%, 9/1/50	364,175	322,986
1.500%, 10/1/50	202,284	155,663
2.000%, 11/1/50	50,041	40,925
2.500%, 2/1/51	373,717	318,458
2.000%, 3/1/51	500,567	407,662
2.000%, 4/1/51	187,661	153,359
2.000%, 5/1/51	89,122	72,776
2.500%, 5/1/51	1,065,443	904,584
3.000%, 6/1/51	1,767,179	1,540,359
2.000%, 7/1/51	346,235	282,948
3.000%, 7/1/51	114,106	100,701
2.000%, 9/1/51	118,358	96,391
2.000%, 10/1/51	375,950	305,234
3.000%, 10/1/51	113,313	99,337
2.500%, 11/1/51	924,691	783,886
2.000%, 12/1/51	595,563	483,805
2.500%, 12/1/51	452,313	382,677
2.000%, 1/1/52	1,317,081	1,073,121
2.500%, 1/1/52	2,903,629	2,456,841
2.000%, 2/1/52	34,818	28,236
3.000%, 2/1/52	84,055	74,213
3.000%, 3/1/52	1,421,808	1,250,447
2.500%, 4/1/52	212,126	179,336
3.000%, 8/1/52	101,299	88,829
4.500%, 8/1/52	2,285,974	2,179,169
FNMA
2.884%, 1/1/28(l)	2,971	2,971
2.740%, 7/1/29	4,000,000	3,582,074
1.895%, 5/1/30	2,500,000	2,089,899
2.630%, 4/1/32	2,519,000	2,166,777
3.300%, 7/1/32	4,934,970	4,469,085
1.764%, 3/1/33(l)	4,673	4,456
2.080%, 10/1/33	2,500,000	1,971,625
2.729%, 1/1/36(l)	23,214	23,572
3.440%, 1/1/37	2,068,741	1,882,375
6.000%, 7/1/39	8,095	8,365
3.461%, 12/1/40(l)	1,236	1,247
4.000%, 1/1/41	4,752	4,568
2.806%, 5/1/44(l)	924,880	928,894
3.500%, 12/1/44	307,015	277,754
3.500%, 2/1/45	510,587	461,924
3.000%, 4/1/45	348,485	304,905
3.000%, 5/1/45	637,638	557,899
FNMA UMBS
2.500%, 9/1/27	10,360	9,558
2.500%, 4/1/28	3,518	3,243
2.500%, 8/1/28	9,908	9,135
3.500%, 3/1/29	11,678	11,140
3.000%, 4/1/29	16,569	15,760
3.000%, 5/1/29	21,544	20,492
3.000%, 6/1/29	18,430	17,530
3.000%, 9/1/29	17,193	16,353
3.000%, 10/1/29	11,291	10,739
3.000%, 1/1/30	89,534	85,107
2.500%, 2/1/30	4,736	4,364
3.000%, 3/1/30	18,280	17,377
2.500%, 4/1/30	9,370	8,621
3.000%, 4/1/30	14,906	14,169
2.500%, 5/1/30	5,024	4,622
3.000%, 5/1/30	8,554	8,131
2.500%, 7/1/30	17,705	16,290
3.000%, 7/1/30	33,974	32,284
2.500%, 8/1/30	52,891	48,682
3.000%, 8/1/30	78,929	75,026
3.500%, 8/1/30	12,752	12,188
2.500%, 9/1/30	27,378	25,173
3.000%, 9/1/30	35,798	34,000
2.500%, 11/1/30	52,747	48,498
2.500%, 3/1/31	5,612	5,174
3.000%, 3/1/31	4,870	4,629
2.500%, 6/1/31	16,677	15,318
2.500%, 7/1/31	12,295	11,281
2.500%, 8/1/31	1,409	1,293
3.000%, 8/1/31	86,251	81,533
4.000%, 8/1/31	4,616	4,489
3.000%, 9/1/31	12,315	11,690
2.000%, 10/1/31	4,615	4,126
2.500%, 10/1/31	92,880	85,223
2.000%, 11/1/31	60,166	53,795
2.500%, 11/1/31	41,180	37,784
2.000%, 12/1/31	6,259	5,596
2.500%, 2/1/32	2,724	2,499
2.000%, 3/1/32	43,413	38,761
2.500%, 3/1/32	11,346	10,397
3.500%, 4/1/32	121,145	115,784

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 5/1/32	$86,750	$82,911
3.000%, 6/1/32	23,455	22,134
2.500%, 8/1/32	65,129	59,678
3.000%, 9/1/32	21,250	20,172
2.500%, 2/1/33	112,825	103,735
4.000%, 10/1/33	22,500	21,844
6.000%, 2/1/34	13,457	13,915
5.500%, 5/1/34	59,357	60,594
6.000%, 8/1/34	7,224	7,474
3.000%, 9/1/34	920,450	842,162
3.500%, 12/1/34	689,703	648,539
5.000%, 2/1/35	62,850	63,163
5.500%, 2/1/35	39,988	40,821
6.000%, 4/1/35	118,322	122,249
3.000%, 8/1/35	68,929	64,455
5.000%, 9/1/35	3,968	3,987
2.500%, 10/1/35	140,773	128,046
2.500%, 12/1/35	460,527	418,745
3.000%, 12/1/35	61,593	57,534
5.500%, 12/1/35	19,499	19,952
4.000%, 1/1/36	28,127	27,200
3.000%, 5/1/36	34,606	32,284
3.000%, 10/1/36	2,242	2,055
3.000%, 11/1/36	25,472	23,345
3.000%, 12/1/36	41,012	37,524
2.000%, 3/1/37	95,740	84,675
6.000%, 2/1/38	4,632	4,835
6.000%, 3/1/38	2,020	2,109
6.000%, 5/1/38	5,673	5,921
6.000%, 10/1/38	1,510	1,573
6.000%, 12/1/38	2,711	2,831
5.500%, 1/1/39	9,875	10,144
4.500%, 7/1/39	132,726	130,843
5.500%, 9/1/39	23,115	23,752
5.500%, 12/1/39	15,262	15,690
5.500%, 3/1/40	1,616	1,662
6.500%, 5/1/40	45,895	49,039
4.500%, 7/1/40	11,581	11,416
4.000%, 9/1/40	17,833	17,218
4.000%, 12/1/40	269,336	259,779
5.500%, 4/1/41	2,867	2,951
4.500%, 5/1/41	1,003	988
4.500%, 7/1/41	1,893	1,856
5.000%, 7/1/41	58,007	58,343
5.000%, 8/1/41	2,038	2,056
4.500%, 9/1/41	10,080	9,880
4.500%, 10/1/41	3,848	3,772
1.500%, 11/1/41	1,533,451	1,237,536
1.500%, 12/1/41	777,033	625,630
3.500%, 1/1/42	16,945	15,928
4.000%, 1/1/42	34,458	33,188
2.000%, 2/1/42	473,854	397,753
2.000%, 3/1/42	535,482	449,484
2.000%, 4/1/42	61,547	51,663
3.500%, 4/1/42	7,633	7,167
3.500%, 5/1/42	901	845
4.000%, 5/1/42	37,710	36,330
3.500%, 6/1/42	1,872	1,758
3.500%, 7/1/42	2,244	2,105
4.500%, 8/1/42	9,337	9,151
4.500%, 9/1/42	13,469	13,274
3.000%, 3/1/43	120,070	107,418
3.000%, 4/1/43	68,772	61,526
3.000%, 5/1/43	57,678	51,621
3.000%, 6/1/43	29,176	26,129
4.500%, 9/1/43	19,713	19,285
4.500%, 11/1/43	87,714	85,808
4.500%, 12/1/43	14,772	14,451
5.000%, 12/1/43	101,750	102,288
4.500%, 1/1/44	17,175	16,792
4.500%, 6/1/44	123,004	120,256
3.000%, 10/1/44	1,022,009	913,365
3.500%, 2/1/45	171,736	160,893
4.500%, 7/1/45	36,468	35,562
4.500%, 11/1/45	57,589	56,233
4.500%, 12/1/45	28,153	27,524
3.000%, 6/1/46	12,321	10,979
4.500%, 7/1/46	117,409	114,932
3.000%, 8/1/46	1,711	1,524
3.000%, 9/1/46	28,719	25,546
3.000%, 11/1/46	2,521	2,239
3.500%, 11/1/46	7,338	6,772
4.000%, 11/1/46	19,118	18,032
3.000%, 12/1/46	1,196,581	1,059,870
2.500%, 2/1/47	915,069	784,842
3.000%, 2/1/47	52,838	46,891
4.000%, 3/1/47	958,959	894,722
3.000%, 4/1/47	1,216,478	1,077,277
3.500%, 5/1/47	36,960	34,165
4.000%, 6/1/47	59,757	56,325
4.000%, 8/1/47	29,436	27,828
4.000%, 9/1/47	2,213	2,085
4.000%, 10/1/47	26,802	25,244
4.500%, 10/1/47	8,622	8,381
3.500%, 11/1/47	43,367	39,681
4.500%, 11/1/47	71,354	69,349
3.500%, 12/1/47	43,433	39,742
3.500%, 1/1/48	71,042	65,389
4.000%, 1/1/48	26,569	25,002
4.500%, 1/1/48	68,547	66,587
3.500%, 2/1/48	20,091	18,371
3.500%, 3/1/48	144,135	131,794
3.500%, 4/1/48	8,044	7,448
4.000%, 4/1/48	3,980	3,743
4.500%, 4/1/48	27,469	26,838
4.000%, 5/1/48	4,486	4,218
4.500%, 5/1/48	475,623	462,598
3.500%, 6/1/48	725,056	662,749
4.000%, 6/1/48	3,260	3,063
4.000%, 7/1/48	3,282	3,065
4.500%, 7/1/48	503,880	487,703
4.000%, 8/1/48	43,731	41,283
4.500%, 8/1/48	54,632	53,053
5.000%, 8/1/48	4,386	4,340
4.000%, 9/1/48	21,189	19,720
5.000%, 9/1/48	15,631	15,431
4.000%, 10/1/48	9,545	8,961
4.500%, 11/1/48	44,394	43,083
4.000%, 1/1/49	89,738	84,866
4.500%, 2/1/49	164,140	159,292
4.500%, 5/1/49	337,976	329,790
5.000%, 5/1/49	44,343	43,876
3.500%, 6/1/49	943,405	863,219
4.000%, 9/1/49	88,352	82,892
4.500%, 9/1/49	15,745	15,137
4.000%, 3/1/50	39,426	36,832
4.000%, 5/1/50	36,459	34,195
4.000%, 6/1/50	80,996	75,668
2.500%, 7/1/50	1,026,093	873,507
2.000%, 8/1/50	3,591,149	2,931,364
2.500%, 8/1/50	687,570	584,616
3.000%, 8/1/50	211,296	186,012
2.000%, 9/1/50	151,963	123,949
4.000%, 9/1/50	122,421	114,813

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
1.500%, 10/1/50	$211,716	$162,921
2.000%, 10/1/50	206,335	168,297
2.500%, 10/1/50	1,547,229	1,315,553
1.500%, 11/1/50	183,702	141,364
2.000%, 11/1/50	30,640	24,972
2.500%, 11/1/50	190,086	161,920
2.000%, 12/1/50	174,031	142,096
2.500%, 1/1/51	48,908	41,523
3.500%, 1/1/51	1,821,302	1,658,103
4.000%, 1/1/51	286,874	269,296
2.000%, 2/1/51	253,069	206,258
3.500%, 2/1/51	8,868,704	8,074,019
1.500%, 3/1/51	244,759	187,966
2.000%, 3/1/51	134,001	109,369
4.000%, 3/1/51	129,961	121,889
2.000%, 4/1/51	281,975	230,555
4.000%, 5/1/51	455,183	427,622
3.000%, 6/1/51	2,300,727	2,009,596
2.000%, 8/1/51	1,398,104	1,136,618
2.500%, 9/1/51	2,483,330	2,101,824
3.500%, 9/1/51	1,883,892	1,702,428
4.000%, 10/1/51	493,981	462,682
2.000%, 11/1/51	1,601,466	1,301,572
2.500%, 11/1/51	90,968	77,262
3.000%, 11/1/51	257,566	225,477
2.000%, 12/1/51	862,530	701,043
2.500%, 12/1/51	1,177,223	991,201
3.000%, 12/1/51	114,151	100,179
2.000%, 1/1/52	560,907	456,396
2.500%, 1/1/52	1,912,687	1,618,851
2.000%, 2/1/52	2,648,959	2,150,339
2.500%, 2/1/52	509,115	430,959
2.000%, 3/1/52	786,661	639,673
3.000%, 3/1/52	231,455	202,303
3.000%, 4/1/52	56,331	49,484
3.000%, 5/1/52	89,162	78,019
4.500%, 8/1/52	2,269,128	2,162,401
4.500%, 9/1/52	1,193,853	1,137,701
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 10/25/37 TBA	856,000	733,619
2.000%, 10/25/37 TBA	2,340,400	2,061,197
2.500%, 10/25/37 TBA	346,600	313,673
3.000%, 10/25/37 TBA	78,000	72,406
3.500%, 10/25/37 TBA	23,000	21,728
3.000%, 11/25/37 TBA	1,000	928
3.500%, 11/25/37 TBA	7,000	6,605
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 10/25/52 TBA	1,626,008	1,316,558
2.500%, 10/25/52 TBA	29,000	24,353
4.000%, 10/25/52 TBA	1,246,983	1,156,382
4.500%, 10/25/52 TBA	3,443,000	3,277,306
5.000%, 10/25/52 TBA	163,000	158,670
2.500%, 11/25/52 TBA	148,300	124,508
3.000%, 11/25/52 TBA	36,180,769	31,460,308
3.500%, 11/25/52 TBA	12,900,000	11,597,906
4.000%, 11/25/52 TBA	16,400,000	15,194,344
4.500%, 11/25/52 TBA	526,000	500,091
5.000%, 11/25/52 TBA	252,000	244,942
GNMA
1.625%, 7/20/27(l)	272	266
5.500%, 4/15/33	469	477
5.000%, 12/15/38	3,133	3,131
4.000%, 4/20/39	1,271	1,225
5.000%, 7/15/39	11,901	11,907
4.000%, 7/20/39	2,834	2,731
5.000%, 10/20/39	3,042	3,050
4.500%, 12/20/39	1,184	1,165
4.500%, 1/20/40	1,444	1,422
4.500%, 2/20/40	1,185	1,167
4.500%, 5/20/40	99	98
4.000%, 10/20/40	15,249	14,690
4.000%, 11/20/40	46,697	44,983
5.000%, 12/15/40	11,277	11,288
4.000%, 12/20/40	18,547	17,866
4.000%, 1/20/41	16,022	15,434
4.000%, 3/15/41	11,717	11,292
4.500%, 7/20/41	6,897	6,767
3.500%, 1/15/42	9,510	8,975
4.500%, 2/15/42	83,774	82,385
5.000%, 7/20/42	8,241	8,261
3.500%, 4/15/43	13,469	12,454
3.500%, 4/20/43	32,232	29,749
3.500%, 2/20/44	103,287	95,296
5.000%, 7/20/44	1,217	1,222
4.000%, 10/20/44	504	478
3.500%, 1/20/45	210,668	192,263
3.000%, 2/15/45	24,526	22,138
3.500%, 5/20/45	20,529	18,928
3.000%, 7/15/45	170,835	154,095
4.000%, 8/20/45	275,136	260,891
3.500%, 4/20/46	403,415	371,827
3.500%, 5/20/46	19,227	17,722
3.500%, 6/20/46	237,116	218,550
3.500%, 7/20/46	82,295	75,826
3.500%, 9/20/46	283,200	260,937
3.500%, 10/20/46	40,049	36,888
4.000%, 5/20/47	4,099	3,878
4.000%, 6/20/47	39,425	37,285
4.000%, 11/20/47	45,304	42,831
4.000%, 12/20/47	22,004	20,796
4.500%, 9/20/48	20,305	19,689
5.000%, 1/20/49	4,199	4,173
5.000%, 2/20/49	188,152	186,972
4.500%, 3/20/49	81,027	78,398
5.000%, 6/20/49	171,256	170,075
5.000%, 7/20/49	49,268	48,924
3.500%, 11/15/49	8,549	7,843
5.000%, 12/20/49	45,601	45,158
3.500%, 2/15/50	123,166	112,808
4.500%, 4/20/50	29,548	28,430
4.000%, 5/20/50	14,634	13,714
2.000%, 8/20/50	576,796	484,941
2.000%, 11/20/50	518,593	435,317
2.000%, 1/20/51	1,233,764	1,034,875
2.000%, 2/20/51	100,076	83,912
2.500%, 3/20/51	2,083,327	1,788,892
2.500%, 4/20/51	2,606,869	2,242,435
3.000%, 6/20/51	638,720	568,338
2.500%, 8/20/51	1,934,918	1,663,270
3.000%, 8/20/51	761,589	677,191
2.500%, 10/20/51	589,257	508,187
2.500%, 12/20/51	1,114,662	960,611
3.000%, 12/20/51	205,979	182,750
2.500%, 5/20/52	279,456	240,376
2.500%, 7/20/52	196,317	168,832
2.000%, 10/15/52 TBA	1,182,100	984,653
2.500%, 10/15/52 TBA	935,300	803,700
3.000%, 10/15/52 TBA	1,618,769	1,429,828
3.500%, 10/15/52 TBA	486,000	441,728
4.000%, 10/15/52 TBA	1,381,500	1,289,328
4.500%, 10/15/52 TBA	358,000	342,366
5.000%, 10/15/52 TBA	174,000	170,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 11/15/52 TBA	$673,000	$594,080
3.500%, 11/15/52 TBA	955,000	867,334
4.000%, 11/15/52 TBA	45,000	41,962
4.500%, 11/15/52 TBA	90,000	85,971
5.000%, 11/15/52 TBA	92,000	89,801

Total Mortgage-Backed Securities		190,473,437

Municipal Bonds (0.2%)
American Municipal Power, Inc.
8.084%, 2/15/50	55,000	73,052
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	60,000	65,644
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.808%, 2/1/41	60,000	62,751
County of Los Angeles Unified School District, General Obligation Bonds
6.758%, 7/1/34	80,000	88,254
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	45,000	48,750
Los Angeles Community College District
6.600%, 8/1/42	25,000	29,150
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	55,000	58,973
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	75,000	91,758
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	38,330
New York State Dormitory Authority
5.389%, 3/15/40	45,000	45,087
Sales Tax Securitization Corp.
3.057%, 1/1/34	600,000	473,010
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	60,000	73,510
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.600%, 4/1/38	100,000	93,444
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	130,000	161,888
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	270,000	257,191
State of Texas
5.517%, 4/1/39	80,000	83,840
University of California
0.883%, 5/15/25	35,000	31,863
University of California, General Revenue Bonds, Series 2012-AD
4.858%, 5/15/12	57,000	48,837

Total Municipal Bonds		1,825,332

Supranational (0.7%)
African Development Bank
3.375%, 7/7/25	100,000	97,403
0.875%, 3/23/26	150,000	132,855
Asian Development Bank
0.250%, 10/6/23	100,000	96,048
0.375%, 6/11/24	90,000	84,293
0.500%, 2/4/26	200,000	176,185
1.000%, 4/14/26	100,000	89,068
2.625%, 1/12/27	50,000	46,933
1.500%, 1/20/27	350,000	312,726
1.875%, 1/24/30	200,000	171,779
3.875%, 9/28/32	160,000	157,762
Asian Infrastructure Investment Bank (The)
0.500%, 5/28/25	100,000	89,965
3.375%, 6/29/25	200,000	194,337
Council of Europe Development Bank
2.500%, 2/27/24	30,000	29,230
0.875%, 9/22/26	50,000	43,685
European Bank for Reconstruction & Development
0.500%, 1/28/26	200,000	176,279
European Investment Bank
3.250%, 1/29/24	50,000	49,285
2.625%, 3/15/24	85,000	82,982
2.250%, 6/24/24(x)	200,000	193,180
1.875%, 2/10/25	100,000	94,562
1.625%, 3/14/25(x)	100,000	93,804
0.625%, 7/25/25	250,000	225,671
2.125%, 4/13/26	75,000	69,628
0.750%, 10/26/26	139,000	120,895
1.750%, 3/15/29(x)	53,000	46,138
1.625%, 10/9/29	55,000	46,982
0.750%, 9/23/30	100,000	77,701
Inter-American Development Bank
3.000%, 2/21/24	75,000	73,671
2.125%, 1/15/25	100,000	95,168
1.750%, 3/14/25	300,000	281,874
0.625%, 7/15/25	1,000,000	902,615
2.250%, 6/18/29	50,000	44,452
International Bank for Reconstruction & Development
0.250%, 11/24/23	50,000	47,760
2.500%, 3/19/24	100,000	97,448
1.625%, 1/15/25	200,000	188,147

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
0.625%, 4/22/25	$250,000	$227,677
0.375%, 7/28/25(x)	100,000	89,536
2.500%, 7/29/25	75,000	71,290
3.125%, 11/20/25	25,000	24,033
1.875%, 10/27/26	150,000	136,002
3.125%, 6/15/27	200,000	191,181
0.750%, 11/24/27	95,000	80,038
1.125%, 9/13/28	200,000	167,597
0.750%, 8/26/30	170,000	131,801
1.625%, 11/3/31	238,000	195,279
International Finance Corp.
1.375%, 10/16/24	90,000	84,903
0.750%, 10/8/26	80,000	69,616
0.750%, 8/27/30	100,000	77,640

Total Supranational		6,277,104

U.S. Government Agency Securities (1.4%)
FFCB
1.040%, 1/25/29	250,000	202,023
1.380%, 1/14/31	250,000	193,378
FHLB
2.500%, 2/13/24	200,000	195,695
3.375%, 3/8/24	1,000,000	986,130
2.875%, 9/13/24	75,000	72,980
0.375%, 9/4/25	120,000	107,206
3.250%, 11/16/28	250,000	239,333
FHLMC
0.125%, 10/16/23	190,000	181,839
0.250%, 12/4/23	420,000	400,769
0.375%, 9/23/25	230,000	204,944
0.650%, 10/22/25	2,600,000	2,319,130
0.650%, 10/27/25	2,600,000	2,316,715
0.800%, 10/28/26	2,600,000	2,252,213
FNMA
1.750%, 7/2/24	100,000	95,842
2.625%, 9/6/24	332,000	322,839
0.625%, 4/22/25	430,000	391,522
0.500%, 6/17/25	250,000	226,037
0.375%, 8/25/25	240,000	214,560
2.125%, 4/24/26	110,000	102,470
1.875%, 9/24/26(x)	100,000	91,523
0.750%, 10/8/27	500,000	424,758
0.875%, 8/5/30(x)	500,000	391,024
Tennessee Valley Authority
2.875%, 9/15/24	50,000	48,616
0.750%, 5/15/25	335,000	305,036

Total U.S. Government Agency Securities		12,286,582

U.S. Treasury Obligations (29.1%)
U.S. Treasury Bonds
6.875%, 8/15/25	200,000	213,312
6.750%, 8/15/26	100,000	109,016
4.250%, 5/15/39	132,000	137,486
4.500%, 8/15/39	208,000	223,113
4.375%, 11/15/39	908,000	957,940
4.625%, 2/15/40	626,000	679,992
1.125%, 5/15/40	755,000	471,521
1.125%, 8/15/40	755,000	467,392
3.875%, 8/15/40	526,000	516,631
1.375%, 11/15/40	5,995,000	3,874,269
4.250%, 11/15/40	526,000	542,766
1.875%, 2/15/41	2,300,000	1,628,687
4.375%, 5/15/41	3,200,000	3,350,500
3.250%, 5/15/42	2,600,000	2,307,906
3.125%, 2/15/43	780,000	670,556
2.875%, 5/15/43	2,680,000	2,209,325
3.625%, 8/15/43	2,480,000	2,312,213
3.750%, 11/15/43	2,180,000	2,070,659
3.625%, 2/15/44	1,300,000	1,208,391
3.375%, 5/15/44	1,200,000	1,070,438
3.125%, 8/15/44	800,000	684,000
3.000%, 11/15/44	1,000,000	835,625
2.500%, 2/15/45#	3,083,000	2,351,269
3.000%, 5/15/45	300,000	250,594
2.875%, 8/15/45	1,800,000	1,469,813
2.250%, 8/15/46	600,000	432,469
2.875%, 11/15/46	715,000	584,401
3.000%, 5/15/47	1,100,000	921,766
2.750%, 11/15/47#	2,997,000	2,399,942
3.000%, 2/15/48#	4,449,000	3,748,978
2.875%, 5/15/49	900,000	750,656
1.250%, 5/15/50	1,000,000	559,375
1.375%, 8/15/50	3,402,000	1,970,502
1.625%, 11/15/50	2,500,000	1,551,562
1.875%, 2/15/51	4,000	2,647
2.375%, 5/15/51	8,500,000	6,359,063
2.250%, 2/15/52	7,000	5,085
2.875%, 5/15/52	525,000	440,426
3.000%, 8/15/52	10,283,000	8,880,335
U.S. Treasury Notes
1.375%, 10/15/22	56,000	55,948
1.625%, 11/15/22	55,000	54,886
1.625%, 12/15/22(x)	37,000	36,877
2.125%, 12/31/22	10,000	9,968
1.500%, 1/15/23	164,000	163,026
0.500%, 3/15/23	4,510,000	4,441,293
0.125%, 3/31/23	672,000	659,610
0.250%, 4/15/23	4,510,000	4,421,386
0.125%, 4/30/23	672,000	656,854
0.125%, 5/31/23	672,000	654,675
2.750%, 5/31/23	10,000	9,913
0.375%, 10/31/23	3,500,000	3,355,488
1.625%, 10/31/23	900,000	874,582
0.250%, 11/15/23	700,000	669,101
2.750%, 11/15/23	950,000	933,635
2.125%, 11/30/23	550,000	536,594
2.250%, 12/31/23	1,420,000	1,384,833
2.250%, 1/31/24	2,250,000	2,189,971
2.500%, 1/31/24	1,200,000	1,171,406
2.750%, 2/15/24	837,000	819,050
2.125%, 2/29/24	1,150,000	1,115,455
2.125%, 3/31/24	700,000	677,742
0.375%, 4/15/24	1,547,000	1,456,597
2.000%, 4/30/24	1,475,000	1,422,683
2.500%, 4/30/24	114,000	110,834
2.500%, 5/15/24	387,000	375,904
2.000%, 5/31/24	2,200,000	2,118,961
0.250%, 6/15/24	175,000	163,440
1.750%, 6/30/24	508,000	486,370
2.000%, 6/30/24	550,000	528,859
3.000%, 6/30/24	1,064,000	1,040,975
1.750%, 7/31/24	1,019,000	973,981
2.125%, 7/31/24	5,310,000	5,109,216
2.375%, 8/15/24	2,200,000	2,124,719
1.250%, 8/31/24	1,500,000	1,417,793
1.875%, 8/31/24	1,800,000	1,721,602
3.250%, 8/31/24(x)	147,000	144,387
1.500%, 9/30/24	1,682,000	1,594,418
2.125%, 9/30/24	650,000	623,847
1.500%, 10/31/24	8,801,000	8,321,758
2.250%, 10/31/24	1,800,000	1,728,422
1.500%, 11/30/24	1,516,000	1,430,014
2.125%, 11/30/24	300,000	286,805
1.750%, 12/31/24	8,230,000	7,797,282

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 12/31/24	$850,000	$813,875
1.375%, 1/31/25	352,000	329,643
2.000%, 2/15/25	962,000	912,923
1.750%, 3/15/25	75,000	70,617
0.500%, 3/31/25	464,000	423,291
0.375%, 4/30/25	4,491,000	4,067,513
2.125%, 5/15/25	1,653,000	1,565,960
2.750%, 5/15/25	131,000	126,077
3.000%, 7/15/25	87,000	84,105
2.000%, 8/15/25	2,000,000	1,879,063
3.125%, 8/15/25	542,000	525,486
0.250%, 8/31/25	1,200,000	1,068,938
3.500%, 9/15/25	217,000	212,626
2.250%, 11/15/25	3,400,000	3,202,641
0.375%, 11/30/25	1,543,000	1,367,966
0.375%, 12/31/25	2,043,000	1,806,619
0.375%, 1/31/26	3,100,000	2,730,664
1.625%, 2/15/26	3,375,000	3,101,572
0.500%, 2/28/26	3,000,000	2,647,500
0.750%, 4/30/26	6,555,000	5,806,809
2.375%, 4/30/26	650,000	611,152
1.625%, 5/15/26	6,950,000	6,354,363
0.750%, 5/31/26	3,562,000	3,147,361
0.875%, 6/30/26	2,000,000	1,771,563
0.625%, 7/31/26	1,950,000	1,706,555
1.500%, 8/15/26	10,603,000	9,594,887
0.875%, 9/30/26	2,000,000	1,760,469
2.000%, 11/15/26	3,118,000	2,865,150
1.500%, 1/31/27	71,000	63,684
2.250%, 2/15/27	3,625,000	3,352,842
0.625%, 3/31/27	1,750,000	1,502,266
2.375%, 5/15/27	2,510,000	2,328,025
0.500%, 5/31/27	2,228,000	1,891,015
0.500%, 6/30/27	750,000	635,156
2.250%, 8/15/27	6,675,000	6,139,957
0.500%, 8/31/27	1,000,000	842,656
2.250%, 11/15/27	3,510,000	3,213,021
0.625%, 11/30/27	875,000	735,957
0.625%, 12/31/27	800,000	671,250
2.750%, 2/15/28	3,110,000	2,913,681
1.250%, 3/31/28	848,000	731,466
1.250%, 4/30/28	370,000	318,460
2.875%, 5/15/28	3,760,000	3,535,575
1.250%, 6/30/28	500,000	428,672
2.875%, 8/15/28	2,540,000	2,383,234
3.125%, 11/15/28	3,728,000	3,543,056
2.625%, 2/15/29	2,224,000	2,049,729
2.375%, 5/15/29	2,630,000	2,379,739
1.625%, 8/15/29	539,000	464,887
3.125%, 8/31/29	164,000	155,698
1.750%, 11/15/29	530,000	460,437
1.500%, 2/15/30	1,851,000	1,571,326
0.625%, 5/15/30	2,090,000	1,646,202
0.625%, 8/15/30	2,122,000	1,661,791
0.875%, 11/15/30	1,900,000	1,513,469
1.125%, 2/15/31	3,000,000	2,429,062
1.625%, 5/15/31	2,613,000	2,193,287
1.250%, 8/15/31	2,000,000	1,615,938
1.375%, 11/15/31	4,950,000	4,021,102
1.875%, 2/15/32	2,450,000	2,075,609
2.875%, 5/15/32	1,360,900	1,257,982
2.750%, 8/15/32(x)	6,325,000	5,781,445

Total U.S. Treasury Obligations		252,154,845

Total Long-Term Debt Securities (101.2%) (Cost $1,019,394,046)		877,507,808

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	1,500,000	$1,500,000
JPMorgan Prime Money Market Fund, IM Shares	7,680,006	7,683,079

Total Investment Companies		9,183,079

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $1,683,594, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-5/15/52; total market value $1,716,841. (xx)	$1,683,178	1,683,178
National Bank of Canada, 3.20%, dated 9/30/22, due 10/7/22, repurchase price $2,001,244, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 11/3/22- 2/15/52; total market value $2,192,100. (xx)	2,000,000	2,000,000
TD Prime Services LLC, 3.15%, dated 9/30/22, due 10/3/22, repurchase price $2,000,525, collateralized by various Common Stocks; total market value $2,200,579. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		5,683,178

U.S. Treasury Obligations (5.3%)
U.S. Treasury Bills
1.28%, 10/6/22(p)	2,300,000	2,299,510
2.20%, 10/20/22(p)	9,100,000	9,088,892
2.24%, 10/25/22(p)	23,900,000	23,862,876
2.80%, 11/22/22(p)(w)	1,300,000	1,294,661
2.78%, 12/1/22(p)	2,100,000	2,090,003
3.35%, 1/17/23(p)	7,500,000	7,424,715

Total U.S. Treasury Obligations		46,060,657

Total Short-Term Investments (7.0%) (Cost $60,926,816)		60,926,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)†
Future Interest Rate Options (0.0%)†
U.S. Treasury 10 Year Note 10/21/2022 at USD 111.00, American Style Notional Amount: USD 100,000 Exchange Traded*	1	$1,734

Total Options Purchased (0.0%)† (Cost $1,205)		1,734

Total Investments Before Securities Sold Short (108.2%) (Cost $1,080,322,067)		938,436,456

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.3%)
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 11/25/37 TBA	$(24,000)	(20,571)
2.000%, 11/25/37 TBA	(45,000)	(39,632)
2.500%, 11/25/37 TBA	(8,000)	(7,237)
FNMA/FHLMC UMBS, 30 Year, Single Family
1.500%, 10/25/52 TBA	(64,000)	(49,050)
3.000%, 10/25/52 TBA	(203,000)	(176,610)
3.500%, 10/25/52 TBA	(27,582)	(24,815)
1.500%, 11/25/52 TBA	(8,000)	(6,131)
2.000%, 11/25/52 TBA	(145,000)	(117,399)
3.500%, 11/25/52 TBA	(27,000)	(24,275)
4.000%, 11/25/52 TBA	(2,040,983)	(1,890,939)
GNMA
2.000%, 11/15/52 TBA	(33,000)	(27,486)
2.500%, 11/15/52 TBA	(36,000)	(30,929)

Total Securities Sold Short (-0.3%) (Proceeds Received $2,479,281)		(2,415,074)

Total Investments after Securities Sold Short (107.9%) (Cost $1,077,842,786)		936,021,382
Other Assets Less Liabilities (-7.9%)		(68,436,618)

Net Assets (100%)		$867,584,764

*	Non-income producing.

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2022, the market value of these securities amounted to $132,176,113 or 15.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $829,313.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2022. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $9,232,472 or 1.1% of net assets.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $873,398.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $7,453,914. This was collateralized by $454,598 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.375%, maturing 1/31/23 – 2/15/52 and by cash of $7,183,178 which was subsequently invested in an investment company and joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2022.

Glossary:

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

CME — Chicago Mercantile Exchange

CLO — Collateralized Loan Obligation

COP — Colombian Peso

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

PIK — Payment-in Kind Security

PEN — Peruvian Sol

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced; Security is subject to delayed delivery

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Futures contracts outstanding as of September 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	28	12/2022	EUR	3,800,360	(117,621)
U.S. Treasury 2 Year Note	125	12/2022	USD	25,673,828	(310,355)
U.S. Treasury 5 Year Note	281	12/2022	USD	30,209,695	(1,029,403)
U.S. Treasury 10 Year Note	88	12/2022	USD	9,861,500	(298,574)
U.S. Treasury 10 Year Ultra Note	11	12/2022	USD	1,303,328	(76,414)
U.S. Treasury Long Bond	17	12/2022	USD	2,148,906	(173,641)
U.S. Treasury Ultra Bond	18	12/2022	USD	2,466,000	(122,174)

					(2,128,182)

Short Contracts
Euro-BTP	(28)	12/2022	EUR	(3,072,888)	90,523
Euro-Buxl	(1)	12/2022	EUR	(143,715)	13,953
Japan 10 Year Bond	(24)	12/2022	JPY	(24,591,999)	28,912
Long Gilt	(32)	12/2022	GBP	(3,444,333)	479,986
U.S. Treasury 10 Year Note	(29)	12/2022	USD	(3,249,812)	133,221
U.S. Treasury 10 Year Ultra Note	(47)	12/2022	USD	(5,568,766)	317,236
U.S. Treasury Long Bond	(29)	12/2022	USD	(3,665,781)	305,616
U.S. Treasury Ultra Bond	(15)	12/2022	USD	(2,055,000)	189,353
3 Month SOFR	(45)	6/2023	USD	(10,752,750)	7,779

					1,566,579

					(561,603)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	610,775	DKK	4,540,000	Barclays Bank plc	10/3/2022	12,344
EUR	145,000	USD	141,627	JPMorgan Chase Bank	10/4/2022	480
GBP	8,296,000	USD	8,842,705	JPMorgan Chase Bank	10/4/2022	420,194
USD	670,326	AUD	977,401	Bank of America	10/4/2022	45,131
USD	490,973	AUD	706,599	JPMorgan Chase Bank	10/4/2022	38,997
USD	1,177,961	BRL	6,119,509	JPMorgan Chase Bank**	10/4/2022	43,532
USD	4,233,183	EUR	4,234,000	HSBC Bank plc	10/4/2022	83,651
USD	9,679,577	GBP	8,304,000	Bank of America	10/4/2022	407,745
USD	164,712	MYR	740,401	Goldman Sachs Bank USA**	10/19/2022	4,987
USD	23,606	CLP	21,536,000	Goldman Sachs Bank USA**	10/27/2022	1,436
USD	4,027,858	EUR	4,089,000	HSBC Bank plc	11/2/2022	12,172
USD	312,751	JPY	44,900,000	Deutsche Bank AG	11/16/2022	1,160
USD	91,389	JPY	12,100,000	HSBC Bank plc	11/16/2022	7,419
USD	869,420	JPY	123,400,000	JPMorgan Chase Bank	11/16/2022	13,066
USD	140,447	COP	615,440,000	JPMorgan Chase Bank**	11/23/2022	8,253
USD	870,193	MXN	17,665,267	HSBC Bank plc	11/23/2022	1,312
USD	1,566,357	PEN	6,236,295	Goldman Sachs Bank USA**	12/6/2022	13,270
USD	55,300	CAD	73,000	Deutsche Bank AG	12/21/2022	2,433
USD	970,057	EUR	965,000	HSBC Bank plc	12/21/2022	18,315

Total unrealized appreciation						1,135,897

BRL	6,119,509	USD	1,160,316	Deutsche Bank AG**	10/4/2022	(25,887)
GBP	231,000	USD	264,515	Barclays Bank plc	10/4/2022	(6,592)
USD	109,495	GBP	102,000	Barclays Bank plc	10/4/2022	(4,393)
USD	134,663	GBP	121,000	JPMorgan Chase Bank	10/4/2022	(439)
USD	593,235	DKK	4,510,000	JPMorgan Chase Bank	11/1/2022	(2,450)
USD	8,846,189	GBP	8,296,000	JPMorgan Chase Bank	11/2/2022	(422,722)
CLP	11,566,950	USD	12,371	HSBC Bank plc**	11/14/2022	(505)
JPY	118,400,000	USD	837,257	HSBC Bank plc	11/16/2022	(15,602)
JPY	67,500,000	USD	474,709	JPMorgan Chase Bank	11/16/2022	(6,282)
COP	353,983,933	USD	79,339	JPMorgan Chase Bank**	11/23/2022	(3,305)
MXN	12,602,921	USD	621,158	Barclays Bank plc	11/23/2022	(1,273)
MXN	876,545	USD	43,153	UBS AG	11/23/2022	(39)
USD	56,675	MXN	1,156,538	HSBC Bank plc	11/23/2022	(210)
PEN	280,592	USD	71,443	Bank of America**	12/6/2022	(1,564)
IDR	200,664,939	USD	13,380	JPMorgan Chase Bank**	12/21/2022	(237)
BRL	6,119,509	USD	1,154,820	JPMorgan Chase Bank**	1/4/2023	(44,256)
PEN	516,972	USD	131,345	Deutsche Bank AG**	3/14/2023	(3,511)

Total unrealized depreciation						(539,267)

Net unrealized appreciation						596,630

**	Non-deliverable forward.

Written Call Options Contracts as of September 30, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
3 Month SOFR	Exchange Traded	2	USD	(500,000)	USD	96.00	3/10/2023	(962)
3 Month SOFR	Exchange Traded	95	USD	(23,750,000)	USD	96.25	3/10/2023	(31,469)

								(32,431)

Written Put Options Contracts as of September 30, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
3 Month Eurodollar	Exchange Traded	65	USD	(16,250,000)	USD	96.50	12/18/2023	(212,875)
3 Month SOFR	Exchange Traded	2	USD	(500,000)	USD	96.00	3/10/2023	(3,037)
3 Month SOFR	Exchange Traded	95	USD	(23,750,000)	USD	96.25	3/10/2023	(188,219)
U.S. Treasury 2 Year Note	Exchange Traded	1	USD	(200,000)	USD	102.25	11/25/2022	(609)
U.S. Treasury 5 Year Note	Exchange Traded	1	USD	(100,000)	USD	109.00	11/25/2022	(1,961)

								(406,701)

Total Written Options Contracts (Premiums Received ($257,657))								(439,132)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$67,119,702	$—	$67,119,702
Collateralized Mortgage Obligations	—	76,116,251	—	76,116,251
Commercial Mortgage-Backed Securities	—	59,609,971	—	59,609,971
Corporate Bonds
Communication Services	—	13,308,095	—	13,308,095
Consumer Discretionary	—	8,399,168	—	8,399,168
Consumer Staples	—	6,208,365	—	6,208,365
Energy	—	15,060,781	—	15,060,781
Financials	—	73,801,310	—	73,801,310
Health Care	—	12,296,751	—	12,296,751
Industrials	—	12,461,849	—	12,461,849
Information Technology	—	19,133,848	—	19,133,848
Materials	—	4,247,308	—	4,247,308
Real Estate	—	13,010,815	—	13,010,815
Utilities	—	23,132,286	—	23,132,286
Foreign Government Securities	—	8,889,836	1,186	8,891,022
Forward Currency Contracts	—	1,135,897	—	1,135,897
Futures	1,566,579	—	—	1,566,579
Loan Participations
Consumer Discretionary	—	785,488	—	785,488
Financials	—	907,498	—	907,498
Mortgage-Backed Securities	—	190,473,437	—	190,473,437
Municipal Bonds	—	1,825,332	—	1,825,332
Options Purchased
Call Options Purchased	1,734	—	—	1,734
Short-Term Investments
Investment Companies	9,183,079	—	—	9,183,079
Repurchase Agreements	—	5,683,178	—	5,683,178
U.S. Treasury Obligations	—	46,060,657	—	46,060,657
Supranational	—	6,277,104	—	6,277,104
U.S. Government Agency Securities	—	12,286,582	—	12,286,582
U.S. Treasury Obligations	—	252,154,845	—	252,154,845

Total Assets	$10,751,392	$930,386,354	$1,186	$941,138,932

Liabilities:
Forward Currency Contracts	$—	$(539,267)	$—	$(539,267)
Futures	$(2,128,182)	$—	$—	$(2,128,182)
Mortgage-Backed Securities	$—	$(2,415,074)	$—	$(2,415,074)
Options Written
Call Options Written	$(32,431)	$—	$—	$(32,431)
Put Options Written	(406,701)	—	—	(406,701)

Total Liabilities	$(2,567,314)	$(2,954,341)	$—	$(5,521,655)

Total	$8,184,078	$927,432,013	$1,186	$935,617,277

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,672,053
Aggregate gross unrealized depreciation	(147,593,484)

Net unrealized depreciation	$(143,921,431)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,079,538,708

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.1%)
Entertainment (0.8%)
Activision Blizzard, Inc.	32,382	$2,407,278
Electronic Arts, Inc.	12,015	1,390,255
Netflix, Inc.*	19,254	4,533,162
Playtika Holding Corp.*	4,692	44,058
Take-Two Interactive Software, Inc.*	7,128	776,952

		9,151,705

Interactive Media & Services (8.3%)
Alphabet, Inc., Class A*	429,807	41,111,039
Alphabet, Inc., Class C*	167,375	16,093,106
Bumble, Inc., Class A*	3,596	77,278
Cargurus, Inc.*	179,674	2,545,981
Eventbrite, Inc., Class A*	3,666	22,289
IAC, Inc.*	3,566	197,485
Match Group, Inc.*	12,872	614,638
Meta Platforms, Inc., Class A*	205,826	27,926,472
Pinterest, Inc., Class A*	26,513	617,753
Shutterstock, Inc.	1,096	54,986
Snap, Inc., Class A*	46,946	461,010
Tencent Holdings Ltd.	173,100	5,845,933
TripAdvisor, Inc.*	4,739	104,637
Twitter, Inc.*	30,583	1,340,759
Vimeo, Inc.*	7,141	28,564
Yelp, Inc.*	3,197	108,410
Ziff Davis, Inc.*	2,147	147,027
ZoomInfo Technologies, Inc., Class A*	12,295	512,210

		97,809,577

Total Communication Services		106,961,282

Consumer Discretionary (7.7%)
Hotels, Restaurants & Leisure (0.7%)
Airbnb, Inc., Class A*	35,080	3,684,803
Trainline plc(m)*	1,261,332	4,394,275

		8,079,078

Internet & Direct Marketing Retail (7.0%)
Amazon.com, Inc.*	664,697	75,110,761
Chewy, Inc., Class A(x)*	4,131	126,904
ContextLogic, Inc., Class A(x)*	22,992	16,874
DoorDash, Inc., Class A*	11,886	587,763
eBay, Inc.	24,989	919,845
Etsy, Inc.*	43,913	4,397,009
Overstock.com, Inc.(x)*	2,078	50,599
Qurate Retail, Inc.	15,470	31,095
Revolve Group, Inc.(x)*	1,853	40,192
Stitch Fix, Inc., Class A*	3,313	13,086
Wayfair, Inc., Class A(x)*	3,479	113,241

		81,407,369

Total Consumer Discretionary		89,486,447

Financials (0.0%)†
Consumer Finance (0.0%)†
Bread Financial Holdings, Inc.	2,267	71,297

Total Financials		71,297

Health Care (0.6%)
Health Care Equipment & Supplies (0.6%)
Hoya Corp.	68,576	6,593,231

Total Health Care		6,593,231

Industrials (0.0%)†
Electrical Equipment (0.0%)†
SunPower Corp.(x)*	3,880	89,395

Total Industrials		89,395

Information Technology (49.5%)
Communications Equipment (3.0%)
ADTRAN Holdings, Inc.	3,205	62,754
Arista Networks, Inc.*	85,508	9,652,998
Calix, Inc.*	2,582	157,863
Ciena Corp.*	6,810	275,328
Cisco Systems, Inc.	188,358	7,534,320
Clearfield, Inc.*	520	54,413
CommScope Holding Co., Inc.*	9,470	87,219
Digi International, Inc.*	1,596	55,174
DZS, Inc.*	723	8,170
Extreme Networks, Inc.*	5,880	76,852
F5, Inc.*	53,177	7,696,307
Harmonic, Inc.*	4,779	62,462
Infinera Corp.*	8,585	41,551
Juniper Networks, Inc.	14,674	383,285
Lumentum Holdings, Inc.*	3,139	215,241
Motorola Solutions, Inc.	7,591	1,700,156
NETGEAR, Inc.*	1,307	26,192
NetScout Systems, Inc.*	3,089	96,747
Nokia OYJ (ADR)	1,473,300	6,290,991
Ubiquiti, Inc.	192	56,364
Viasat, Inc.*	3,437	103,901
Viavi Solutions, Inc.*	10,363	135,237

		34,773,525

Electronic Equipment, Instruments & Components (1.9%)
Advanced Energy Industries, Inc.	1,699	131,520
Amphenol Corp., Class A	27,057	1,811,737
Arrow Electronics, Inc.*	2,919	269,103
Avnet, Inc.	4,306	155,533
Badger Meter, Inc.	1,331	122,971
Belden, Inc.	1,980	118,840
Benchmark Electronics, Inc.	1,599	39,623
CDW Corp.	6,152	960,204
Celestica, Inc.*	4,757	40,006
Cognex Corp.	7,887	326,916
Coherent Corp.*	5,897	205,507
Corning, Inc.	34,605	1,004,237
ePlus, Inc.*	1,223	50,803
Fabrinet*	1,673	159,688
Flex Ltd.*	488,045	8,130,830
Hon Hai Precision Industry Co. Ltd.	612,000	1,953,791
Insight Enterprises, Inc.*	1,389	114,467
IPG Photonics Corp.*	1,507	127,115
Itron, Inc.*	2,053	86,452
Jabil, Inc.	6,257	361,091
Keysight Technologies, Inc.*	8,185	1,287,992
Knowles Corp.*	4,168	50,725
Littelfuse, Inc.	1,126	223,725
Methode Electronics, Inc.	1,672	62,115
Mirion Technologies, Inc.(x)*	5,551	41,466
National Instruments Corp.	6,019	227,157
Novanta, Inc.*	1,621	187,469
OSI Systems, Inc.*	721	51,955
PAR Technology Corp.(x)*	1,240	36,617
Plexus Corp.*	1,261	110,413
Rogers Corp.*	852	206,082
Sanmina Corp.*	2,629	121,144
TD SYNNEX Corp.	1,918	155,722
TE Connectivity Ltd.	14,548	1,605,517
Teledyne Technologies, Inc.*	2,132	719,486
Trimble, Inc.*	11,265	611,351
TTM Technologies, Inc.*	4,648	61,261
Vishay Intertechnology, Inc.	5,944	105,744

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Vontier Corp.	7,184	$120,045
Zebra Technologies Corp., Class A*	2,356	617,296

		22,773,716

IT Services (11.6%)
Accenture plc, Class A	28,772	7,403,036
Affirm Holdings, Inc.(x)*	9,366	175,706
Akamai Technologies, Inc.*	7,230	580,714
Automatic Data Processing, Inc.	18,900	4,274,991
BigCommerce Holdings, Inc.*	2,770	40,996
Block, Inc., Class A*	140,785	7,741,767
Broadridge Financial Solutions, Inc.	5,332	769,514
CGI, Inc.*	9,657	726,593
Cloudflare, Inc., Class A*	12,874	712,061
Cognizant Technology Solutions Corp., Class A	23,552	1,352,827
Concentrix Corp.	1,941	216,674
Conduent, Inc.*	7,558	25,244
CSG Systems International, Inc.	1,459	77,152
Cyxtera Technologies, Inc.(x)*	2,518	10,273
DXC Technology Co.*	10,456	255,963
EPAM Systems, Inc.*	2,609	944,954
Euronet Worldwide, Inc.*	2,142	162,278
Evertec, Inc.	3,001	94,081
ExlService Holdings, Inc.*	1,504	221,629
Fastly, Inc., Class A*	5,058	46,331
Fidelity National Information Services, Inc.	27,655	2,089,888
Fiserv, Inc.*	29,092	2,722,138
FleetCor Technologies, Inc.*	35,379	6,232,718
Gartner, Inc.*	3,598	995,531
Genpact Ltd.	198,587	8,692,153
Global Payments, Inc.	129,030	13,941,691
GoDaddy, Inc., Class A*	55,985	3,968,217
Grid Dynamics Holdings, Inc.*	2,143	40,138
International Business Machines Corp.	41,082	4,880,952
Jack Henry & Associates, Inc.	3,314	604,043
Kyndryl Holdings, Inc.*	9,283	76,770
Marqeta, Inc., Class A*	18,245	129,904
Mastercard, Inc., Class A	38,810	11,035,235
Maximus, Inc.	2,754	159,374
MongoDB, Inc.*	3,098	615,139
Nuvei Corp. (Non-Voting)(m)(x)*	2,956	79,960
Okta, Inc.*	34,665	1,971,399
Paychex, Inc.	14,570	1,634,900
Payoneer Global, Inc.*	8,982	54,341
PayPal Holdings, Inc.*	101,285	8,717,600
Perficient, Inc.*	1,574	102,341
Rackspace Technology, Inc.(x)*	2,586	10,551
Repay Holdings Corp.*	3,438	24,272
Sabre Corp.*	14,928	76,879
Shift4 Payments, Inc., Class A*	2,324	103,674
Shopify, Inc., Class A*	53,967	1,453,871
Snowflake, Inc., Class A*	33,585	5,708,107
SolarWinds Corp.*	2,123	16,453
Squarespace, Inc., Class A(x)*	1,909	40,776
SS&C Technologies Holdings, Inc.	10,092	481,893
Switch, Inc., Class A	6,295	212,079
TELUS International CDA, Inc.*	3,023	79,082
TTEC Holdings, Inc.	859	38,062
Twilio, Inc., Class A*	7,883	545,031
Unisys Corp.*	3,083	23,277
VeriSign, Inc.*	4,246	737,530
Verra Mobility Corp.*	6,480	99,598
Visa, Inc., Class A	146,471	26,020,573
Western Union Co. (The)	17,547	236,885
WEX, Inc.*	45,269	5,746,447

		136,232,256

Semiconductors & Semiconductor Equipment (13.0%)
ACM Research, Inc., Class A*	1,873	23,338
Advanced Micro Devices, Inc.*	234,682	14,869,451
Allegro MicroSystems, Inc.*	2,940	64,239
Ambarella, Inc.*	1,647	92,528
Amkor Technology, Inc.	4,566	77,850
Analog Devices, Inc.	23,644	3,294,555
Applied Materials, Inc.	39,571	3,242,052
ASPEED Technology, Inc.	35,000	1,923,779
Axcelis Technologies, Inc.*	1,503	91,022
Broadcom, Inc.	18,368	8,155,576
Cirrus Logic, Inc.*	2,545	175,096
Cohu, Inc.*	2,194	56,561
Diodes, Inc.*	2,069	134,299
Enphase Energy, Inc.*	6,161	1,709,493
Entegris, Inc.	6,776	562,543
First Solar, Inc.*	4,509	596,405
FormFactor, Inc.*	3,508	87,875
Ichor Holdings Ltd.*	1,307	31,642
Impinj, Inc.*	955	76,429
Intel Corp.	186,767	4,812,986
KLA Corp.	36,496	11,044,784
Kulicke & Soffa Industries, Inc.	2,641	101,758
Lam Research Corp.	6,230	2,280,180
Lattice Semiconductor Corp.*	6,246	307,366
MACOM Technology Solutions Holdings, Inc.*	2,324	120,360
Marvell Technology, Inc.	215,401	9,242,857
MaxLinear, Inc.*	3,278	106,928
Microchip Technology, Inc.	25,131	1,533,745
Micron Technology, Inc.	191,020	9,570,102
MKS Instruments, Inc.	2,601	214,947
Monolithic Power Systems, Inc.	2,022	734,795
NVIDIA Corp.	113,899	13,826,200
NXP Semiconductors NV	11,945	1,762,007
ON Semiconductor Corp.*	228,084	14,216,476
Onto Innovation, Inc.*	2,260	144,753
Power Integrations, Inc.	2,601	167,296
Qorvo, Inc.*	4,694	372,751
QUALCOMM, Inc.	51,081	5,771,131
Rambus, Inc.*	5,028	127,812
Rohm Co. Ltd.	57,600	3,777,669
Semtech Corp.*	2,887	84,907
Silicon Laboratories, Inc.*	1,557	192,196
SiTime Corp.*	726	57,158
Skyworks Solutions, Inc.	7,298	622,300
SolarEdge Technologies, Inc.*	2,531	585,825
Synaptics, Inc.*	1,802	178,416
Teradyne, Inc.	91,484	6,875,023
Texas Instruments, Inc.	172,887	26,759,450
Ultra Clean Holdings, Inc.*	2,066	53,199
Universal Display Corp.	1,976	186,436
Wolfspeed, Inc.*	5,624	581,297

		151,677,843

Software (16.7%)
8x8, Inc.*	5,457	18,827
ACI Worldwide, Inc.*	5,188	108,429
Adobe, Inc.*	21,288	5,858,458
Alarm.com Holdings, Inc.*	2,262	146,713
Altair Engineering, Inc., Class A*	2,374	104,978
Alteryx, Inc., Class A*	2,764	154,342
ANSYS, Inc.*	3,960	877,932
Appfolio, Inc., Class A*	844	88,384
Appian Corp., Class A*	1,863	76,066
Asana, Inc., Class A(x)*	3,431	76,271

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Aspen Technology, Inc.*	1,316	$313,471
Autodesk, Inc.*	9,883	1,846,144
Avalara, Inc.*	4,015	368,577
Bentley Systems, Inc., Class B(x)	8,939	273,444
Bill.com Holdings, Inc.*	4,268	564,955
Black Knight, Inc.*	7,097	459,389
Blackbaud, Inc.*	2,026	89,266
BlackBerry Ltd.(x)*	23,631	111,066
Blackline, Inc.*	2,468	147,833
Box, Inc., Class A*	6,553	159,828
BTRS Holdings, Inc., Class 1*	3,944	36,521
C3.ai, Inc., Class A(x)*	3,738	46,725
Cadence Design Systems, Inc.*	12,457	2,035,848
Cerence, Inc.*	1,791	28,208
Ceridian HCM Holding, Inc.*	168,050	9,390,634
CommVault Systems, Inc.*	2,038	108,096
Confluent, Inc., Class A*	6,422	152,651
Consensus Cloud Solutions, Inc.*	803	37,982
Coupa Software, Inc.*	3,437	202,096
Crowdstrike Holdings, Inc., Class A*	9,708	1,599,975
CS Disco, Inc.*	773	7,730
Datadog, Inc., Class A*	11,244	998,242
Descartes Systems Group, Inc. (The)*	3,856	244,972
Digital Turbine, Inc.*	4,091	58,951
Docebo, Inc.*	613	16,557
DocuSign, Inc.*	9,095	486,310
Dolby Laboratories, Inc., Class A	2,802	182,550
Domo, Inc., Class B*	1,386	24,934
Dropbox, Inc., Class A*	12,522	259,456
Duck Creek Technologies, Inc.*	3,437	40,728
Dynatrace, Inc.*	9,149	318,477
E2open Parent Holdings, Inc.(x)*	7,828	47,516
Elastic NV(x)*	3,495	250,731
Envestnet, Inc.*	2,511	111,488
Everbridge, Inc.*	1,807	55,800
Fair Isaac Corp.*	1,149	473,399
Five9, Inc.*	28,743	2,155,150
Fortinet, Inc.*	29,770	1,462,600
Guidewire Software, Inc.*	55,584	3,422,863
HashiCorp, Inc., Class A(x)*	129,490	4,168,283
HubSpot, Inc.*	6,751	1,823,580
InterDigital, Inc.	1,349	54,527
Intuit, Inc.	12,831	4,969,703
Jamf Holding Corp.*	2,031	45,007
Lightspeed Commerce, Inc.*	6,115	107,502
LivePerson, Inc.*	3,158	29,748
LiveRamp Holdings, Inc.*	3,054	55,461
Manhattan Associates, Inc.*	2,853	379,535
Marathon Digital Holdings, Inc.(x)*	5,048	54,064
Matterport, Inc.(x)*	9,939	37,669
Microsoft Corp.	327,375	76,245,637
MicroStrategy, Inc., Class A(x)*	425	90,210
Momentive Global, Inc.*	5,774	33,547
N-able, Inc.*	3,033	27,995
nCino, Inc.(x)*	3,459	117,986
NCR Corp.*	6,227	118,375
New Relic, Inc.*	2,603	149,360
NortonLifeLock, Inc.	27,042	544,626
Nutanix, Inc., Class A*	10,202	212,508
Open Text Corp.	12,260	324,154
Oracle Corp.	69,094	4,219,571
PagerDuty, Inc.*	3,636	83,883
Palantir Technologies, Inc., Class A*	79,501	646,343
Palo Alto Networks, Inc.*	50,466	8,265,826
Paycom Software, Inc.*	2,211	729,608
Paylocity Holding Corp.*	1,861	449,580
Pegasystems, Inc.	1,864	59,909
Ping Identity Holding Corp.*	3,439	96,533
Progress Software Corp.	1,977	84,121
PROS Holdings, Inc.*	1,855	45,818
PTC, Inc.*	4,809	503,021
Q2 Holdings, Inc.*	2,607	83,945
Qualtrics International, Inc., Class A*	159,401	1,622,702
Qualys, Inc.*	1,588	221,351
Rapid7, Inc.*	32,841	1,408,879
RingCentral, Inc., Class A*	3,495	139,660
Riot Blockchain, Inc.(x)*	6,156	43,154
Roper Technologies, Inc.	4,822	1,734,184
Salesforce, Inc.*	115,941	16,676,953
SentinelOne, Inc., Class A*	74,411	1,901,945
ServiceNow, Inc.*	26,693	10,079,544
Smartsheet, Inc., Class A*	5,888	202,312
Splunk, Inc.*	6,733	506,322
Sprout Social, Inc., Class A*	2,132	129,370
SPS Commerce, Inc.*	1,638	203,489
Sumo Logic, Inc.*	4,790	35,925
Synopsys, Inc.*	6,958	2,125,739
Tenable Holdings, Inc.*	5,078	176,714
Teradata Corp.*	4,676	145,237
Trade Desk, Inc. (The), Class A*	20,197	1,206,771
Tyler Technologies, Inc.*	1,891	657,122
UiPath, Inc., Class A*	129,346	1,631,053
Unity Software, Inc.(x)*	8,137	259,245
Varonis Systems, Inc.*	51,767	1,372,861
Verint Systems, Inc.*	2,942	98,792
VMware, Inc., Class A	9,393	999,979
Workday, Inc., Class A*	55,266	8,412,591
Workiva, Inc.*	2,072	161,202
Xperi Holding Corp.	4,739	67,009
Zendesk, Inc.*	5,616	427,378
Zoom Video Communications, Inc., Class A*	10,075	741,419
Zscaler, Inc.*	3,807	625,757
Zuora, Inc., Class A*	5,513	40,686

		195,014,543

Technology Hardware, Storage & Peripherals (3.3%)
3D Systems Corp.*	5,926	47,289
Apple, Inc.	249,903	34,536,595
Avid Technology, Inc.*	1,543	35,890
Corsair Gaming, Inc.(x)*	1,743	19,783
Dell Technologies, Inc., Class C	12,085	412,944
Hewlett Packard Enterprise Co.	59,102	708,042
HP, Inc.	41,394	1,031,538
NetApp, Inc.	9,995	618,191
Pure Storage, Inc., Class A*	12,657	346,422
Seagate Technology Holdings plc	8,883	472,842
Super Micro Computer, Inc.*	2,054	113,114
Western Digital Corp.*	14,245	463,675
Xerox Holdings Corp.	5,095	66,643

		38,872,968

Total Information Technology		579,344,851

Total Common Stocks (66.9%)
(Cost $649,350,738)		782,546,503

EXCHANGE TRADED FUNDS (ETF):
Equity (32.2%)
iShares Expanded Tech Sector ETF(x)‡	460,650	127,328,267
Technology Select Sector SPDR Fund(x)	1,055,600	125,384,168
Vanguard Information Technology ETF(x)	404,600	124,361,902

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Total Exchange Traded Funds (32.2%) (Cost $135,137,336)		$377,074,337

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
Dreyfus Treasury Obligations Cash Management Fund (xx)	10,000,000	10,000,000
JPMorgan Prime Money Market Fund, IM Shares	767,422	767,729

Total Investment Companies		10,767,729

	Principal Amount	Value (Note 1)
Repurchase Agreements (7.1%)
Banco Santander S.A., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $5,001,238, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/4/22-11/15/28; total market value $5,101,262. (xx)	$5,000,000	5,000,000
Citigroup Global Markets, Inc., 2.98%, dated 9/30/22, due 10/3/22, repurchase price $20,004,967, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-5.250%, maturing 4/30/24-11/30/28; total market value $20,400,005. (xx)	20,000,000	20,000,000
Deutsche Bank Securities, Inc., 2.97%, dated 9/30/22, due 10/3/22, repurchase price $51,104,206, collateralized by various U.S. Government Treasury Securities, 0.000%,maturing 11/15/22-5/15/52; total market value $52,113,392. (xx)	51,091,561	51,091,561
MetLife, Inc., 3.05%, dated 9/30/22, due 10/3/22, repurchase price $2,000,508, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.750%, maturing 1/12/23-11/15/47; total market value $2,040,989. (xx)	2,000,000	2,000,000
Societe Generale SA, 3.07%, dated 9/30/22, due 10/3/22, repurchase price $5,201,330, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-1.125%,maturing 3/9/23-5/15/40; total market value $5,777,534. (xx)	5,200,000	5,200,000

Total Repurchase Agreements		83,291,561

Total Short-Term Investments (8.1%) (Cost $94,059,290)		94,059,290

Total Investments in Securities (107.2%) (Cost $878,547,364)		1,253,680,130
Other Assets Less Liabilities (-7.2%)		(83,850,753)

Net Assets (100%)		$1,169,829,377

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2022, the market value of these securities amounted to $4,474,235 or 0.4% of net assets.

(x)	All or a portion of security is on loan at September 30, 2022.

(xx)

At September 30, 2022, the Portfolio had loaned securities with a total value of $89,848,218. This was collateralized by $228,212 of various U.S. Government Treasury Securities, ranging from 0.875% – 3.625%, maturing 11/30/26 – 5/15/51 and by cash of $93,291,561 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR— American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2022, were as follows:

Security Description	Shares at September 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF(x)	460,650	203,551,623	15,761,167	(17,281,455)	720,087	(75,423,155)	127,328,267	367,298	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$101,115,349	$5,845,933	$—	$106,961,282
Consumer Discretionary	85,092,172	4,394,275	—	89,486,447
Financials	71,297	—	—	71,297
Health Care	—	6,593,231	—	6,593,231
Industrials	89,395	—	—	89,395
Information Technology	571,689,612	7,655,239	—	579,344,851
Exchange Traded Funds	377,074,337	—	—	377,074,337
Short-Term Investments
Investment Companies	10,767,729	—	—	10,767,729
Repurchase Agreements	—	83,291,561	—	83,291,561

Total Assets	$1,145,899,891	$107,780,239	$—	$1,253,680,130

Total Liabilities	$—	$—	$—	$—

Total	$1,145,899,891	$107,780,239	$—	$1,253,680,130

As of September 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$405,158,584
Aggregate gross unrealized depreciation	(40,720,052)

Net unrealized appreciation	$364,438,532

Federal income tax cost of investments in securities and derivative instruments, if applicable	$889,241,598

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2022 (Unaudited)

Note 1 Valuation

Securities for which market quotations are readily available are valued at their market value. All other securities are valued at their fair value, as determined in good faith by the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”). In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board has designated Equitable Investment Management Group, LLC (“EIM”), the investment adviser to the Trust, as its valuation designee (the “Valuation Designee”). As Valuation Designee, EIM, subject to the oversight of the Board, is responsible for making fair valuation determinations in accordance with procedures (the “Pricing Procedures”) approved by the Board. EIM’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by EIM (the “Committee”).

EIM has appointed Equitable Investment Management, LLC (“Administrator”) to oversee the calculation of the net asset value (“NAV”) of each series of the Trust (each, a “Portfolio” and collectively, the “Portfolios”) and their respective share classes. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain duties, including the calculation of the Portfolios’ NAVs.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed. Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2022, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

In accordance with the Pricing Procedures, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2022 (Unaudited)

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolios’ derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

Unfunded Commitments:

Certain Portfolios entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Portfolios to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Portfolios may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income.

At September 30, 2022, these Portfolios had the following loan commitments in which all or a portion of the commitment were unfunded which could be extended at the option of the borrowers:

						Unfunded Commitment		Funded Commitment		Total Commitment
Portfolio	Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
EQ/Franklin Strategic Income	Aveanna Healthcare LLC	1st Lien New Term Loan	07/17/2028	3.75%	ICE LIBOR USD 3 Month + 3.75%	$3,250	$2,584	$1,389	$1,104	$4,639	$3,688
EQ/Franklin Strategic Income	Dermatology Intermediate Holdings III, Inc.	Term Loan	04/02/2029	4.25%	CME Term SOFR 3 Month + 4.25%	$1,064	$1,010	$781	$742	$1,845	$1,752

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual report.